      Filed with the Securities and Exchange Commission on April 14, 2015
                                                    REGISTRATION NO. 333-141909
                                           INVESTMENT COMPANY ACT NO. 811-09327

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

                               -----------------

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 20
                                      and
                            REGISTRATION STATEMENT
                                     UNDER
                      THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 146

                               -----------------

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                          (Exact Name of Registrant)

                               -----------------

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 SANDERS ROAD
                          NORTHBROOK, ILLINOIS 60062
                                (847) 402-5000
   (Address and telephone number of Depositor's principal executive offices)

                               -----------------

                                ANGELA FONTANA
                  VICE PRESIDENT, SECRETARY & GENERAL COUNSEL
                        ALLSTATE LIFE INSURANCE COMPANY
                         2775 SANDERS ROAD, SUITE A2E
                          NORTHBROOK, ILLINOIS 60062
                    (Name and address of agent for service)

                                  COPIES TO:

                                 ALLEN R. REED
                  VICE PRESIDENT, SECRETARY & GENERAL COUNSEL
                          ALLSTATE DISTRIBUTORS, LLC
                         2775 SANDERS ROAD, SUITE A2E
                             NORTHBROOK, IL 60062

          Approximate Date of Proposed Sale to the Public: Continuous

                               -----------------

It is proposed that this filing become effective: (check appropriate space)

[_]immediately upon filing pursuant to paragraph (b) of Rule 485
[X]on May 1, 2015 pursuant to paragraph (b) of Rule 485
[_]60 days after filing pursuant to paragraph (a)(i) of Rule 485
[_]on            pursuant to paragraph (a)(i) of Rule 485
[_]75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[_]on           pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[_]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     TITLE OF SECURITIES BEING REGISTERED:

Units of interest in Separate Accounts under variable annuity contracts.

================================================================================

                                                ALLSTATE LIFE INSURANCE COMPANY
                                         P.O. Box 70179, Philadelphia, PA 19176

ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY B SERIES ("B SERIES")
ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY L SERIES ("L SERIES")
ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY X SERIES ("X SERIES")

Flexible Premium Deferred Annuities

PROSPECTUS: May 1, 2015


This prospectus describes three different flexible premium deferred annuity classes issued by Allstate Life Insurance Company ("Allstate Life", "we", "our", or "us"). If you are receiving this prospectus, it is because you currently own one of these products. These Annuities are no longer offered for new sales. Each of the B Series, L Series, and X Series is a class within a single annuity contract, rather than a separate annuity contract under State insurance law. For convenience in this prospectus, we sometimes refer to each of these annuity classes as an "Annuity", and to the classes collectively as the "Annuities." We also sometimes refer to each class by its specific name (e.g., the "B Series"). This prospectus describes the important features of the Annuities. The prospectus also describes differences among the Annuities which include differences in the fees and charges you pay and variations in some product features such as the availability of certain bonus amounts. Each Annuity or certain of its investment options and/or features may not be available in all states. There may also be differences in the compensation paid to your financial professional for each Annuity. Differences in compensation among different annuities could influence a financial professional's decision as to which annuity to recommend to you. In addition, selling broker-dealer firms through which each Annuity was sold may decline to make available to their customers certain of the optional features offered generally under the Annuity. Alternatively, such firms may restrict the availability of the optional benefits that they do make available to their customers (e.g., by imposing a lower maximum issue age for certain optional benefits than what is prescribed generally under the Annuity). Selling broker-dealer firms may not make available or may not recommend all the Annuities and/or benefits in this prospectus and/or may restrict the availability of the Annuity based on certain criteria. Please speak to your registered representative for further details. The guarantees provided by the variable annuity contracts and the optional benefits are the obligations of and subject to the claims paying ability of Allstate Life. Each Annuity or certain of its investment options and/or features may not be available in all states. Certain terms are capitalized in this prospectus. Those terms are either defined in the Glossary of Terms or in the context of the particular section. Because the X Series grants credit amounts with respect to your purchase payments, the expenses of the X Series may be higher than expenses for an annuity without a credit. In addition, the amount of the credits that you receive under the X Series may be more than offset over time by the additional fees and charges associated with the credit. All Series of this Annuity are no longer offered for new sales, however, existing owners may continue to make purchase payments.

THE SUB-ACCOUNTS

Each Sub-account of the Allstate Financial Advisors Separate Account I ("Separate Account") invests in an underlying mutual fund portfolio ("Portfolio"). The Allstate Financial Advisors Separate Account I is a separate account of Allstate Life, and is the investment vehicle in which your Purchase Payments are held. Currently, portfolios of the Advanced Series Trust are being offered. For the L Series only, portfolios of ProFund VP are also being offered. See the following page for a complete list of Sub-accounts. Certain Sub-accounts are not available if you participate in an optional living benefit
- see "INVESTMENT OPTIONS" later in this prospectus for details.

PLEASE READ THIS PROSPECTUS


Please read this prospectus and the current prospectuses for the underlying mutual funds. Keep them for future reference.


AVAILABLE INFORMATION


We have also filed a Statement of Additional Information, dated May 1, 2015 that is available from us, without charge, upon your request. The contents of the Statement of Additional Information are described on page 109. The Statement of Additional Information is incorporated by reference into this prospectus. This prospectus is part of the registration statement we filed with the SEC regarding this offering. Additional information on us and this offering is available in the registration statement and the exhibits thereto. You may review and obtain copies of these materials at the prescribed rates from the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C., 20549. (See file number 333-141909). These documents, as well as documents incorporated by reference, may also be obtained through the SEC's Internet Website (www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC. Please see the section of this Prospectus entitled "How To Contact Us" for our Service Office address.


In compliance with U.S. law, Allstate Life delivers this prospectus to current contract owners that reside outside of the United States.

These Annuities are NOT deposits or obligations of, or issued, guaranteed or endorsed by, any bank, are NOT insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. An investment in an annuity involves investment risks, including possible loss of value, even with respect to amounts allocated to the AST Money Market Sub-account.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION
OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                 FOR FURTHER INFORMATION CALL: 1-866-695-2647

ACCESSPROS

                              INVESTMENT OPTIONS

      (Certain investment options may not be available with your Annuity)

Advanced Series Trust


   AST Academic Strategies Asset Allocation       AST QMA Emerging Markets Equity Portfolio
     Portfolio                                    AST QMA Large-Cap Portfolio
   AST Advanced Strategies Portfolio              AST QMA US Equity Alpha Portfolio
   AST AQR Emerging Markets Equity Portfolio      AST Quantitative Modeling Portfolio
   AST AQR Large-Cap Portfolio                    AST RCM World Trends Portfolio
   AST Balanced Asset Allocation Portfolio        AST Schroders Global Tactical Portfolio
   AST BlackRock Global Strategies Portfolio      AST Schroders Multi-Asset World
   AST BlackRock iShares ETF Portfolio              Strategies Portfolio
   AST BlackRock/Loomis Sayles Bond Portfolio     AST Small-Cap Growth Portfolio
   AST Bond Portfolio 2016                        AST Small-Cap Growth Opportunities
   AST Bond Portfolio 2018                          Portfolio
   AST Bond Portfolio 2019                        AST Small-Cap Value Portfolio
   AST Bond Portfolio 2020                        AST T. Rowe Price Asset Allocation
   AST Bond Portfolio 2021                          Portfolio
   AST Bond Portfolio 2022                        AST T. Rowe Price Equity Income Portfolio
   AST Bond Portfolio 2023                        AST T. Rowe Price Large-Cap Growth
   AST Bond Portfolio 2024                          Portfolio
   AST Bond Portfolio 2025                        AST T. Rowe Price Natural Resources
   AST Bond Portfolio 2026                          Portfolio
   AST Boston Partners Large-Cap Value            AST Templeton Global Bond Portfolio
     Portfolio                                    AST Wellington Management Hedged Equity
   AST Capital Growth Asset Allocation              Portfolio
     Portfolio                                    AST Western Asset Core Plus Bond Portfolio
   AST ClearBridge Dividend Growth Portfolio      AST Western Asset Emerging Markets Debt
   AST Cohen & Steers Realty Portfolio              Portfolio
   AST Defensive Asset Allocation Portfolio
   AST FI Pyramis(R) Asset Allocation          ProFunds VP*
     Portfolio /(1)/
   AST FI Pyramis(R) Quantitative                 ProFund VP Consumer Goods
     Portfolio /(1)/                              ProFund VP Consumer Services
   AST Franklin Templeton Founding Funds          ProFund VP Financials
     Allocation Portfolio **                      ProFund VP Health Care
   AST Franklin Templeton Founding Funds          ProFund VP Industrials
     Plus Portfolio                               ProFund VP Large-Cap Growth
   AST Global Real Estate Portfolio               ProFund VP Large-Cap Value
   AST Goldman Sachs Large-Cap Value              ProFund VP Mid-Cap Growth
     Portfolio                                    ProFund VP Mid-Cap Value
   AST Goldman Sachs Mid-Cap Growth Portfolio     ProFund VP Real Estate
   AST Goldman Sachs Multi-Asset Portfolio        ProFund VP Small-Cap Growth
   AST Goldman Sachs Small-Cap Value              ProFund VP Small-Cap Value
     Portfolio                                    ProFund VP Telecommunications
   AST Herndon Large-Cap Value Portfolio          ProFund VP Utilities
   AST High Yield Portfolio
   AST International Growth Portfolio          *  Available only in the L Series.
   AST International Value Portfolio           ** No longer offered for new investment. See
   AST Investment Grade Bond Portfolio            description regarding the Portfolio in
   AST J. P. Morgan Global Thematic Portfolio     "Investment Options.
   AST J. P. Morgan International Equity       (1)Pyramis is a registered service mark of
     Portfolio                                    FMR LLC. Used with permission.
   AST J. P. Morgan Strategic Opportunities
     Portfolio
   AST Jennison Large-Cap Growth Portfolio
   AST Large-Cap Value Portfolio
   AST Loomis Sayles Large-Cap Growth
     Portfolio
   AST Lord Abbett Core Fixed Income
     Portfolio
   AST MFS Global Equity Portfolio
   AST MFS Growth Portfolio
   AST MFS Large-Cap Value Portfolio
   AST Mid-Cap Value Portfolio
   AST Money Market Portfolio
   AST Neuberger Berman Core Bond Portfolio
   AST Neuberger Berman Mid-Cap Growth
     Portfolio
   AST Neuberger Berman/LSV Mid-Cap Value
     Portfolio
   AST New Discovery Asset Allocation
     Portfolio
   AST Parametric Emerging Markets Equity
     Portfolio
   AST PIMCO Limited Maturity Bond Portfolio
   AST Preservation Asset Allocation
     Portfolio
   AST Prudential Core Bond Portfolio
   AST Prudential Growth Allocation Portfolio

                                   CONTENTS


GLOSSARY OF TERMS..........................................................  1

SUMMARY OF CONTRACT FEES AND CHARGES.......................................  4

EXPENSE EXAMPLES........................................................... 12

SUMMARY.................................................................... 13

INVESTMENT OPTIONS......................................................... 17

   WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?...... 17
   WHAT ARE THE FIXED RATE OPTIONS?........................................ 26

FEES AND CHARGES........................................................... 28

   WHAT ARE THE CONTRACT FEES AND CHARGES?................................. 28
   WHAT CHARGES APPLY TO THE FIXED RATE OPTIONS?........................... 29
   WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?............... 29
   EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES............................... 30

PURCHASING YOUR ANNUITY.................................................... 31

   WHAT ARE OUR REQUIREMENTS FOR PURCHASING ONE OF THE ANNUITIES?.......... 31

MANAGING YOUR ANNUITY...................................................... 33

   MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?......... 33
   MAY I RETURN MY ANNUITY IF I CHANGE MY MIND?............................ 34
   MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?................................ 34
   MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?............ 34
   MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?........ 34

MANAGING YOUR ACCOUNT VALUE................................................ 35

   HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?............................ 35
   HOW DO I RECEIVE A LONGEVITY CREDIT UNDER THE X SERIES?................. 35
   HOW ARE LONGEVITY CREDITS APPLIED TO MY ACCOUNT VALUE UNDER THE
     X SERIES?............................................................. 35
   HOW DO I RECEIVE A PURCHASE CREDIT UNDER THE X SERIES?.................. 35
   HOW IS EACH PURCHASE CREDIT APPLIED TO ACCOUNT VALUE UNDER THE X SERIES
     ANNUITY?.............................................................. 35
   DO YOU OFFER MORE THAN ONE DOLLAR COST AVERAGING PROGRAM?............... 37
   DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?........................ 37
   MAY I GIVE MY FINANCIAL PROFESSIONAL PERMISSION TO FORWARD TRANSACTION
     INSTRUCTIONS?......................................................... 38

ACCESS TO ACCOUNT VALUE.................................................... 39

   WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?........................ 39
   ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS FROM NONQUALIFIED
     ANNUITIES?............................................................ 39
   CAN I WITHDRAW A PORTION OF MY ANNUITY?................................. 39
   HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?........................... 40
   CAN I MAKE PERIODIC WITHDRAWALS FROM MY ANNUITY DURING THE ACCUMULATION
     PERIOD?............................................................... 40
   DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTIONS 72(t) AND 72(q)
     OF THE INTERNAL REVENUE CODE?......................................... 40
   WHAT ARE REQUIRED MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE
     THEM?................................................................. 41
   CAN I SURRENDER MY ANNUITY FOR ITS VALUE?............................... 41
   WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?............. 41
   WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?............................ 42
   HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?.................... 43


                                      (i)

LIVING BENEFITS?...........................................................  44

   DO YOU OFFER BENEFITS DESIGNED TO PROVIDE INVESTMENT PROTECTION FOR
     OWNERS WHILE THEY ARE ALIVE?..........................................  44
   TRUEACCUMULATION(R) - HIGHEST DAILY.....................................  45
   GUARANTEED MINIMUM INCOME BENEFIT (GMIB)................................  50
   TRUEINCOME(R)...........................................................  54
   TRUEINCOME - SPOUSAL....................................................  58
   TRUEINCOME - HIGHEST DAILY..............................................  61
   TRUEINCOME - HIGHEST DAILY 7............................................  69
   TRUEINCOME - SPOUSAL HIGHEST DAILY 7....................................  77

DEATH BENEFIT..............................................................  87

   WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?...........................  87
   BASIC DEATH BENEFIT.....................................................  87
   OPTIONAL DEATH BENEFITS.................................................  87
   PAYMENT OF DEATH BENEFITS...............................................  90

VALUING YOUR INVESTMENT....................................................  94

   HOW IS MY ACCOUNT VALUE DETERMINED?.....................................  94
   WHAT IS THE SURRENDER VALUE OF MY ANNUITY?..............................  94
   HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?.............................  94
   WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?.............................  94

TAX CONSIDERATIONS.........................................................  96

GENERAL INFORMATION........................................................ 103

   HOW WILL I RECEIVE STATEMENTS AND REPORTS?.............................. 103
   WHAT IS ALLSTATE LIFE?.................................................. 103
   WHAT IS THE SEPARATE ACCOUNT?........................................... 104
   WHAT IS THE LEGAL STRUCTURE OF THE PORTFOLIOS?.......................... 105
   WHO DISTRIBUTES ANNUITIES OFFERED BY ALLSTATE LIFE?..................... 106
   FINANCIAL STATEMENTS.................................................... 108
   HOW TO CONTACT US....................................................... 108
   LEGAL MATTERS........................................................... 108
   CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..................... 108

APPENDIX A - ACCUMULATION UNIT VALUES...................................... A-1

APPENDIX B - CALCULATION OF OPTIONAL DEATH BENEFITS........................ B-1

APPENDIX C - FORMULA UNDER TRUEINCOME - HIGHEST DAILY...................... C-1

APPENDIX D - FORMULA UNDER TRUEACCUMULATION - HIGHEST DAILY................ D-1

APPENDIX E - FORMULA UNDER TRUEINCOME - HIGHEST DAILY 7 AND TRUEINCOME -
  SPOUSAL HIGHEST DAILY 7.................................................. E-1

APPENDIX F - SPECIAL CONTRACT PROVISIONS FOR ANNUITIES ISSUED IN CERTAIN
  STATES................................................................... F-1


                                     (ii)

                               GLOSSARY OF TERMS


Many terms used within this Prospectus are described within the text where they appear. The description of those terms are not repeated in this Glossary of Terms.


Account Value The value of each allocation to a Sub-account (also referred to as a "variable investment option") plus any Fixed Rate Option prior to the Annuity Date, increased by any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge ("CDSC" or "surrender charge") and/or, unless the Account Value is being calculated on an Annuity anniversary, any fee that is deducted from the contract annually in arrears. The Account Value is determined separately for each Sub-account and for each Fixed Rate Option, and then totaled to determine the Account Value for your entire Annuity. With respect to the X Series, the Account Value includes any Longevity Credit we apply, and any Purchase Credits we applied to your Purchase Payments that we are entitled to recover under certain circumstances and the Account Value includes any Longevity Credit we apply. With respect to Annuities with TrueIncome - Highest Daily, Account Value includes the value of any allocation to the Benefit Fixed Rate Account.


Adjusted Purchase Payments As used in the discussion of certain optional benefits in this prospectus and elsewhere, Adjusted Purchase Payments are Purchase Payments, increased by any Purchase Credits applied to your Account Value in relation to such Purchase Payments, and decreased by any charges deducted from such Purchase Payments.

Annual Income Amount: This is the annual amount of income you are eligible for life under the optional benefits.

Annuitization The application of Account Value (or Protected Income Value for the Guaranteed Minimum Income Benefit, if applicable) to one of the available annuity options for the Owner to begin receiving periodic payments for life (or joint lives), for a guaranteed minimum number of payments, or for life with a guaranteed minimum number of payments.

Annuity Date The date you choose for annuity payments to commence. The Annuity Date must be no later than the first day of the month coinciding with or next following the 95/th/ birthday of the older of the Owner or Annuitant (unless we agree to another date).

Annuity Year A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

Beneficiary Continuation Option Instead of receiving a death benefit in a lump sum or under an annuity option, a beneficiary may choose to receive the death benefit under an alternative death benefit payment option as provided by the Code.

Benefit Fixed Rate Account A fixed investment option offered as part of this Annuity that is used only if you have elected TrueIncome - Highest Daily. Amounts allocated to the Benefit Fixed Rate Account earn a fixed rate of interest, and are held within our general account. You may not allocate purchase payments to the Benefit Fixed Rate Account. Rather, Account Value is transferred to and from the Benefit Fixed Rate Account only under the pre-determined mathematical formula feature of TrueIncome - Highest Daily.

Code The Internal Revenue Code of 1986, as amended from time to time.

Combination 5% Roll-Up and HAV Death Benefit We offer an optional death benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing the greater of the Highest Anniversary Value Death Benefit or a 5% annual increase on Purchase Payments adjusted for withdrawals.


Contingent Deferred Sales Charge (CDSC) This is a sales charge that may be deducted when you make a full or partial withdrawal under your Annuity. We refer to this as a "contingent" charge because it can be imposed only if you make a withdrawal. The charge is a percentage of each applicable Purchase Payment that is being withdrawn. The period during which a particular percentage applies is measured from the effective date of each Purchase Payment. The amount and duration of the CDSC varies among the X Series, L Series, and B Series. See "Summary of Contract Fees and Charges" for details on the CDSC for each Annuity.


Excess Income: All or a portion of a Lifetime Withdrawal that exceeds the Annual Income Amount for that benefit year is considered excess income ("Excess Income"). Each withdrawal of Excess Income proportionally reduces the Annual Income Amount for future benefit years.

Fixed Rate Option An investment option that offers a fixed rate of interest for a specified Guarantee Period during the accumulation period.

Free Look Under state insurance laws, you have the right, during a limited period of time, to examine your Annuity and decide if you want to keep it. This right is referred to as your "free look" right. The length of this time period is dictated by state law, and may vary depending on whether your purchase is a replacement or not.

Free Withdrawals You can withdraw a limited amount from your Annuity during each Annuity Year without the application of a CDSC, called the "Free Withdrawal" amount.

Good Order An instruction received by us, utilizing such forms, signatures, and dating as we require, which is sufficiently complete and clear that we do not need to exercise any discretion to follow such instructions. In your Annuity contract, we may use the term "In Writing" to refer to this general requirement.

Guaranteed Minimum Income Benefit (GMIB) An optional benefit that, for an additional cost, after a seven-year waiting period, guarantees your ability to begin receiving income from your Annuity in the form of annuity payments based on your total Purchase Payments and an annual increase of 5% on such Purchase Payments adjusted for withdrawals (called the "Protected Income Value"), regardless of the impact of market performance on your Account Value. We no longer offer GMIB.

Guarantee Period A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Rate Option.

Highest Daily Value Death Benefit ("HDV") An optional death benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing a death benefit equal to the greater of the basic Death Benefit or the Highest Daily Value, less proportional withdrawals. We no longer offer HDV.

Issue Date The effective date of your Annuity.

Owner With an Annuity issued as an individual annuity contract, the Owner is either an eligible entity or person named as having ownership rights in relation to the Annuity.

Portfolio An underlying mutual fund portfolio in which the Separate Account invests.

Protected Income Value Under the optional Guaranteed Minimum Income Benefit
(GMIB), the Protected Income Value is a calculation that determines the basis for guaranteed annuity payments.

Protected Withdrawal Value Under the optional living benefits (other than GMIB), the calculation that determines the basis for guaranteed withdrawals.

Purchase Credit If you purchase the X series, we apply an additional amount, called a Purchase Credit, to your Account Value with each purchase payment you make.

Purchase Payment A cash consideration you give to us for the rights, privileges and benefits of the Annuity.

Separate Account Allstate Financial Advisors Separate Account I of Allstate Life Insurance Company.

Service Office: The place to which all requests and payments regarding an Annuity are to be sent. We may change the address of the Service Office at any time. Please see the section of this prospectus entitled "How to Contact Us" for the Service Office address.

Sub-Account We issue your Annuity through our Separate Account. See "What is the Separate Account?" under the General Information section. The Separate Account invests in underlying mutual fund portfolios ("Portfolios"). From an accounting perspective, we divide the Separate Account into a number of sections, each of which corresponds to a particular Portfolio. We refer to each such section of our Separate Account as a "Sub-account".

Surrender Value The value of your Annuity available upon surrender prior to the Annuity Date. It equals the Account Value as of the date we price the surrender minus any applicable CDSC, annual maintenance fee, tax charge and the charge for any optional benefits and any additional amounts we applied to your Purchase Payments that we may be entitled to recover under certain circumstances.

TrueAccumulation - Highest Daily A separate optional benefit that, for an additional cost, guarantees a minimum Account Value at one or more future dates and that requires your participation in a program that may transfer your Account Value according to a predetermined mathematical formula. We no longer offer TrueAccumulation - Highest Daily.

TrueIncome An optional benefit that, for an additional cost, guarantees your ability to withdraw an annual amount equal to a percentage of an initial principal value called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. We no longer offer TrueIncome.

TrueIncome - Highest Daily An optional benefit available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Total Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. We no longer offer TrueIncome - Highest Daily.

TrueIncome - Highest Daily 7: An optional benefit that, for an additional charge, guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. TrueIncome - Highest Daily 7 is the same class of optional benefit as our TrueIncome - Highest Daily, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and how the lifetime withdrawals are calculated. We no longer offer TrueIncome - Highest Daily 7.

TrueIncome - Spousal An optional benefit that, for an additional cost, guarantees until the later death of two Designated Lives (as defined in this prospectus) the ability to withdraw an annual amount equal to a percentage of an initial principal value called the Protected Withdrawal Value. Subject to our program rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. We no longer offer TrueIncome - Spousal.

TrueIncome - Spousal Highest Daily 7: An optional benefit that, for an additional charge, guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. The benefit is the spousal version of the TrueIncome - Highest Daily 7 and is the same class of optional benefit as our TrueIncome - Spousal, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated. We no longer offer TrueIncome - Spousal Highest Daily 7.

Unit A measure used to calculate your Account Value in a Sub-account during the accumulation period.

Valuation Day Every day the New York Stock Exchange is open for trading or any other day the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued.

                     SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and charges for the Annuities. Some fees and charges are assessed against each Annuity while others are assessed against assets allocated to the Sub-accounts. The fees and charges that are assessed against an Annuity include any applicable Contingent Deferred Sales Charge, Transfer Fee, Tax Charge and Annual Maintenance Fee. The charges that are assessed against the Sub-accounts are the Mortality and Expense Risk charge, the charge for Administration of the Annuity, and the charge for certain optional benefits you elect. Certain optional benefits deduct a charge from the annuity based on a percentage of a "protected value." Each underlying mutual fund portfolio assesses a fee for investment management, other expenses, and with some mutual funds, a 12b-1 fee. The prospectus for each underlying mutual fund provides more detailed information about the expenses for the underlying mutual funds.

The following tables provide a summary of the fees and charges you will pay if you surrender your Annuity or transfer Account Value among investment options. These fees and charges are described in more detail within this Prospectus.

                       YOUR TRANSACTION FEES AND CHARGES

                        (assessed against each Annuity)


CONTINGENT DEFERRED SALES CHARGE (CDSC)/1/


                                   B SERIES

               Yr. 1  Yr. 2 Yr. 3 Yr. 4 Yr. 5 Yr. 6 Yr. 7 Yr. 8+
               -----  ----- ----- ----- ----- ----- ----- ------
               7.0%    6.0%  5.0%  4.0%  3.0%  2.0%  1.0%  0.0%

                                   L SERIES

                        Yr. 1  Yr. 2 Yr. 3 Yr. 4 Yr. 5+
                        -----  ----- ----- ----- ------
                        7.0%    7.0%  6.0%  5.0%  0.0%

                                   X SERIES

         Yr. 1  Yr. 2 Yr. 3 Yr. 4 Yr. 5 Yr. 6 Yr. 7 Yr. 8 Yr. 9 Yr. 10+
         -----  ----- ----- ----- ----- ----- ----- ----- ----- -------
         9.0%    8.5%  8.0%  7.0%  6.0%  5.0%  4.0%  3.0%  2.0%   0.0%


1 The Contingent Deferred Sales Charges, if applicable, are assessed as a percentage of each applicable Purchase Payment and deducted upon surrender or withdrawal. For purposes of calculating this charge, we consider the year following the date of each Purchase Payment as Year 1.


                      OTHER TRANSACTION FEES AND CHARGES

                        (assessed against each Annuity)

               FEE/CHARGE         B SERIES   L SERIES   X SERIES
               ----------        ---------- ---------- ----------
               Transfer Fee /1/    $20.00     $20.00     $20.00
               Maximum Current     $10.00     $10.00     $10.00
               Tax Charge /2/    0% to 3.5% 0% to 3.5% 0% to 3.5%

1 Currently, we deduct the fee after the 20/th/ transfer each Annuity Year. We guarantee that the number of charge free transfers per Annuity Year will never be less than 8.
2 In some states a tax is payable, either when Purchase Payments are received, upon surrender or when the Account Value is applied under an annuity option. The tax charge is assessed as a percentage of Purchase Payments, Surrender Value, or Account Value, as applicable. We reserve the right to deduct the charge either at the time the tax is imposed, upon a full surrender of the Annuity, or upon annuitization. See the subsection "Tax Charge" under "Fees and Charges" in this Prospectus.

The following table provides a summary of the periodic fees and charges you will pay while you own your Annuity, excluding the underlying mutual fund Portfolio annual expenses. These fees and charges are described in more detail within this Prospectus.

                           PERIODIC FEES AND CHARGES

                        (assessed against each Annuity)

 FEE/CHARGE             B SERIES             L SERIES             X SERIES
 ----------         ---------------- -   ---------------- -   ----------------
 Annual             Lesser of $35 or     Lesser of $35 or     Lesser of $35 or
   Maintenance       2% of Account        2% of Account        2% of Account
   Fee /1/               Value                Value                Value
    Beneficiary     Lesser of $30 or     Lesser of $30 or     Lesser of $30 or
      Continuation   2% of Account        2% of Account        2% of Account
      Option Only        Value                Value                Value

ANNUAL FEES/CHARGES OF THE SUB-ACCOUNTS /2/

(assessed as a percentage of the daily net assets of the Sub-accounts)

      FEE/CHARGE                                B SERIES L SERIES X SERIES

      Mortality & Expense Risk Charge /3/         1.00%    1.35%    1.40%
      Administration Charge /3/                   0.15%    0.15%    0.15%
      Settlement Service Charge /4/               1.00%    1.00%    1.00%
      Total Annual Charges of the Sub-accounts
      (excluding settlement service charge)       1.15%    1.50%    1.55%

(1)Assessed annually on the Annuity's anniversary date or upon surrender. Only applicable if Account Value is less than $100,000. Fee may differ in certain states. For beneficiaries who elect the Beneficiary Continuation Option, the fee is only applicable if Account Value is less than $25,000 at the time the fee is assessed.
(2)These charges are deducted daily and apply to the Sub-accounts only.
(3)The combination of the Mortality and Expense Risk Charge and Administration Charge is referred to as the "Insurance Charge" elsewhere in this Prospectus.
(4)The Mortality & Expense Risk Charge and the Administration Charge do not apply if you are a beneficiary under the Beneficiary Continuation Option.
   The Settlement Service Charge applies only if your beneficiary elects the Beneficiary Continuation Option, and is expressed as an annual charge.

The following table sets forth the charge for each optional benefit under the Annuity. These fees would be in addition to the periodic fees and transaction fees set forth in the tables above. The first column shows the charge for each optional benefit on a maximum and current basis. Then, we show the total expenses you would pay for an Annuity if you purchased the relevant optional benefit. More specifically, we show the total charge for the optional benefit plus the Total Annualized Insurance Fees/Charges applicable to the Annuity. Where the charges cannot actually be totaled (because they are assessed against different base values), we show both individual charges.

                  YOUR OPTIONAL BENEFIT FEES AND CHARGES /1/

                                  OPTIONAL
                                BENEFIT FEE/
                                   CHARGE
                                   (as a
                               percentage of
                                Sub-account
                                    net          TOTAL             TOTAL             TOTAL
                               assets, unless    ANNUAL            ANNUAL            ANNUAL
                                 otherwise     CHARGE /2/        CHARGE /2/        CHARGE /2/
OPTIONAL BENEFIT                 indicated)   for B SERIES      for L SERIES      for X SERIES
----------------               -------------- ------------      ------------      ------------
TRUEACCUMULATION - HIGHEST
  DAILY
Current and Maximum Charge/3/
(if elected on or after
  May 1, 2009)                      0.60%             1.75%             2.10%          2.15%

GUARANTEED MINIMUM INCOME
  BENEFIT (GMIB)
Maximum Charge
(assessed against Protected                                                           1.55% +
  Income Value)                     1.00%         1.15% + 1.00%     1.50% + 1.00%      1.00%

Current Charge
(assessed against Protected                                                           1.55% +
  Income Value)                     0.50%         1.15% + 0.50%     1.50% + 0.50%      0.50%

TRUEINCOME
Maximum Charge                      1.50%             2.65%             3.00%          3.05%
Current Charge                      0.60%             1.75%             2.10%          2.15%

TRUEINCOME - SPOUSAL
Maximum Charge                      1.50%             2.65%             3.00%          3.05%
Current Charge                      0.75%             1.90%             2.25%          2.30%

TRUEINCOME - HIGHEST DAILY
Maximum Charge                      1.50%             2.65%             3.00%          3.05%
Current Charge                      0.60%             1.75%             2.10%          2.15%

TRUEINCOME - HIGHEST DAILY 7
Maximum Charge
(assessed against the                                1.15% +           1.50% +        1.55% +
  Protected Withdrawal Value)       1.50%             1.50%             1.50%          1.50%

Current Charge
(assessed against the                                1.15% +           1.50% +        1.55% +
  Protected Withdrawal Value)       0.60%             0.60%             0.60%          0.60%

TRUEINCOME - SPOUSAL HIGHEST
  DAILY 7
Maximum Charge
(assessed against the                                1.15% +           1.50% +        1.55% +
  Protected Withdrawal Value)       1.50%             1.50%             1.50%          1.50%
Current Charge
(assessed against the                                                  1.50% +        1.55% +
  Protected Withdrawal Value)       0.75%         1.15% + 0.75%         0.75%          0.75%

                  YOUR OPTIONAL BENEFIT FEES AND CHARGES /1/

                                  OPTIONAL
                                BENEFIT FEE/
                                   CHARGE
                                   (as a
                               percentage of
                                Sub-account
                                    net          TOTAL        TOTAL        TOTAL
                               assets, unless    ANNUAL       ANNUAL       ANNUAL
                                 otherwise     CHARGE /2/   CHARGE /2/   CHARGE /2/
OPTIONAL BENEFIT                 indicated)   for B SERIES for L SERIES for X SERIES
----------------               -------------- ------------ ------------ ------------
COMBINATION 5% ROLL-UP AND
  HAV DEATH BENEFIT
Current and Maximum Charge/3/
(if elected on or after
  May 1, 2009)                      0.80%         1.95%        2.30%        2.35%

HIGHEST DAILY VALUE DEATH
  BENEFIT ("HDV")
Current and Maximum Charge/3/       0.50%         1.65%        2.00%        2.05%

Please refer to the section of this Prospectus that describes each optional benefit for a complete description of the benefit, including any restrictions or limitations that may apply.

1. HOW CHARGE IS DETERMINED


   TrueAccumulation - Highest Daily: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. If you elected the benefit prior to May 1, 2009, the fees are as follows: The current charge is 0.35% of Sub-account assets. For the B Series, 1.50% total annual charge applies. For the L Series, 1.85% total annual charge applies, and for the X Series, 1.90% total annual charge applies. If you elected the benefit on or after May 1, 2009, the current charge is 0.60% of sub-account assets. For the B Series, 1.75% total annual charge applies. For the L Series, 2.10% total annual charge applies, and for the X Series, 2.15% total annual charge applies. This benefit is no longer available for new elections.


   Guaranteed Minimum Income Benefit: Charge for this benefit is assessed against the GMIB Protected Income Value ("PIV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the Fixed Allocations. For B Series, 0.50% of PIV for GMIB is in addition to 1.15% annual charge. For the L Series, 0.50% of PIV for GMIB is in addition to 1.50% annual charge. For the X Series, 0.50% of PIV for GMIB is in addition to 1.55% annual charge. This benefit is no longer available for new elections. This benefit is described on page 50.


   TrueIncome: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For B Series, 1.75% total annual charge applies. For
   L Series, 2.10% total annual charge applies. For X Series, 2.15% total annual charge applies. This benefit is no longer available for new elections. This benefit is described on page 53.

   TrueIncome - Spousal: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For B Series, 1.90% total annual charge applies. For L Series, 2.25% total annual charge applies. For X Series, 2.30% total annual charge applies. This benefit is no longer available for new elections. This benefit is described on page 58.

   TrueIncome Highest Daily: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For B Series, 1.75% total annual charge applies. For L Series, 2.10% total annual charge applies. For
   X Series, 2.15% total annual charge applies. This benefit is no longer available for new elections. This benefit is described on page 61.


   TrueIncome - Highest Daily 7: Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For B Series, 0.60% of PWV is in addition to 1.15% annual charge. For L Series, 0.60% of PWV is in addition to 1.50% annual charge. For X Series, 0.60% of PWV is in addition to 1.55% annual charge. This benefit is no longer available for new elections.

   TrueIncome - Spousal Highest Daily 7: Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For B Series, 0.75% of PWV is in addition to 1.15% annual charge. For L Series, 0.75% of PWV is in addition to 1.50% annual charge. For X Series, 0.75% of PWV is in addition to 1.55% annual charge. This benefit is no longer available for new elections.


   Highest Daily Value Death Benefit: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For B Series, 1.65% total annual charge applies. For L Series, 2.00% total annual charge applies. For X Series, 2.05% total annual charge applies. This benefit is no longer available for new elections.

   Combination 5% Roll-Up and HAV Death Benefit. Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For elections prior to May 1, 2009: 0.50% current charge results in 1.65% total annual charge for B Series, 2.00% total annual charge for L Series, and 2.05% total annual charge for X Series. For elections on or after May 1, 2009: 0.80% current charge results in 1.95% total annual charge for B Series, 2.30% total annual charge for L Series, and 2.35% total annual charge for X Series.

2. The Total Annual Charge includes the Insurance Charge assessed against the daily net assets allocated to the Sub-accounts. If you elect more than one optional benefit, the Total Annual Charge would be higher to include the charge for each optional benefit. With respect to TrueIncome - Highest Daily 7 and TrueIncome - Spousal Highest Daily 7, the charge is assessed against the Protected Withdrawal Value.

3. Our reference in the fee table to "current and maximum" charge does not connote that we have the authority to increase the charge for Annuities that already have been issued. Rather, the reference indicates that there is no maximum charge to which the current charge could be increased for existing Annuities. However, our State filings may have included a provision allowing us to impose an increased charge for newly-issued Annuities.


The following table provides the range (minimum and maximum) of the total annual expenses for the underlying mutual funds ("Portfolios") as of December 31, 2014 before any contractual waivers and expense reimbursements. Each figure is stated as a percentage of the underlying Portfolio's average daily net assets.


                   TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES


                                                  MINIMUM MAXIMUM
                                                  ------- -------
              Total Portfolio Operating Expenses   0.60%   2.23%



The following are the total annual expenses for each underlying mutual fund ("Portfolio") as of December 31, 2014, except as noted and except if the underlying portfolio's inception date is subsequent to December 31, 2014. The "Total Annual Portfolio Operating Expenses" reflect the combination of the underlying Portfolio's investment management fee, other expenses, any 12b-1 fees, and certain other expenses. Each figure is stated as a percentage of the underlying Portfolio's average daily net assets. For certain of the Portfolios, a portion of the management fee has been contractually waived and/or other expenses have been contractually partially reimbursed, which is shown in the table. The following expenses are deducted by the underlying Portfolio before it provides Allstate Life with the daily net asset value. The underlying Portfolio information was provided by the underlying mutual funds and has not been independently verified by us. See the prospectuses or statements of additional information of the underlying Portfolios for further details. The current prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-866-695-2647.

               UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES


   (as a percentage of the average net assets of the underlying Portfolios)


                                                            For the year ended December 31, 2014
                           -----------------------------------------------------------------------------------------------------
                                                                                                 Total
                                                                        Broker Fees  Acquired   Annual                 Net Annual
                                               Distribution  Dividend   and Expenses Portfolio Portfolio  Fee Waiver      Fund
                           Management  Other     (12b-1)    Expense on    on Short    Fees &   Operating  or Expense   Operating
FUNDS                         Fees    Expenses     Fees     Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
-----                      ---------- -------- ------------ ----------- ------------ --------- --------- ------------- ----------
AST Academic Strategies
  Asset Allocation
  Portfolio                   0.70%     0.03%      0.04%       0.05%        0.01%      0.63%     1.46%       0.00%        1.46%
AST Advanced Strategies
  Portfolio*                  0.80%     0.02%      0.10%       0.00%        0.00%      0.05%     0.97%       0.01%        0.96%
AST AQR Emerging
  Markets Equity
  Portfolio                   1.09%     0.16%      0.10%       0.00%        0.00%      0.00%     1.35%       0.00%        1.35%
AST AQR Large-Cap
  Portfolio*                  0.72%     0.01%      0.10%       0.00%        0.00%      0.00%     0.83%       0.24%        0.59%
AST Balanced Asset
  Allocation Portfolio        0.15%     0.01%      0.00%       0.00%        0.00%      0.75%     0.91%       0.00%        0.91%
AST BlackRock Global
  Strategies Portfolio        0.97%     0.04%      0.10%       0.00%        0.00%      0.02%     1.13%       0.00%        1.13%
AST BlackRock iShares
  ETF Portfolio*              0.89%     0.07%      0.10%       0.00%        0.00%      0.21%     1.27%       0.25%        1.02%
AST BlackRock/Loomis
  Sayles Bond Portfolio*      0.61%     0.02%      0.10%       0.00%        0.00%      0.00%     0.73%       0.03%        0.70%
AST Bond Portfolio 2016*      0.63%     1.50%      0.10%       0.00%        0.00%      0.00%     2.23%       1.24%        0.99%
AST Bond Portfolio 2018*      0.63%     0.10%      0.10%       0.00%        0.00%      0.00%     0.83%       0.00%        0.83%
AST Bond Portfolio 2019*      0.63%     0.21%      0.10%       0.00%        0.00%      0.00%     0.94%       0.00%        0.94%
AST Bond Portfolio 2020*      0.63%     0.11%      0.10%       0.00%        0.00%      0.00%     0.84%       0.00%        0.84%
AST Bond Portfolio 2021*      0.63%     0.10%      0.10%       0.00%        0.00%      0.00%     0.83%       0.00%        0.83%
AST Bond Portfolio 2022*      0.63%     0.20%      0.10%       0.00%        0.00%      0.00%     0.93%       0.00%        0.93%
AST Bond Portfolio 2023*      0.63%     0.06%      0.10%       0.00%        0.00%      0.00%     0.79%       0.01%        0.78%
AST Bond Portfolio 2024*      0.63%     0.09%      0.10%       0.00%        0.00%      0.00%     0.82%       0.00%        0.82%
AST Bond Portfolio 2025*      0.63%     0.38%      0.10%       0.00%        0.00%      0.00%     1.11%       0.12%        0.99%
AST Bond Portfolio 2026*      0.63%     0.05%      0.10%       0.00%        0.00%      0.00%     0.78%       0.00%        0.78%
AST Boston Partners
  Large-Cap Value
  Portfolio                   0.73%     0.03%      0.10%       0.00%        0.00%      0.00%     0.86%       0.00%        0.86%
AST Capital Growth Asset
  Allocation Portfolio        0.15%     0.01%      0.00%       0.00%        0.00%      0.76%     0.92%       0.00%        0.92%
AST ClearBridge
  Dividend Growth
  Portfolio*                  0.82%     0.02%      0.10%       0.00%        0.00%      0.00%     0.94%       0.11%        0.83%
AST Cohen & Steers
  Realty Portfolio            0.98%     0.03%      0.10%       0.00%        0.00%      0.00%     1.11%       0.07%        1.04%
AST Defensive Asset
  Allocation Portfolio        0.15%     0.06%      0.00%       0.00%        0.00%      0.73%     0.94%       0.00%        0.94%
AST FI Pyramis(R) Asset
  Allocation Portfolio*       0.82%     0.03%      0.10%       0.00%        0.00%      0.00%     0.95%       0.02%        0.93%
AST FI Pyramis(R)
  Quantitative Portfolio*     0.81%     0.03%      0.10%       0.00%        0.00%      0.00%     0.94%       0.14%        0.80%
AST Franklin Templeton
  Founding Funds
  Allocation Portfolio*       0.91%     0.02%      0.10%       0.00%        0.00%      0.00%     1.03%       0.00%        1.03%
AST Franklin Templeton
  Founding Funds Plus
  Portfolio                   0.02%     0.02%      0.00%       0.00%        0.00%      1.01%     1.05%       0.00%        1.05%
AST Global Real Estate
  Portfolio                   0.98%     0.05%      0.10%       0.00%        0.00%      0.00%     1.13%       0.00%        1.13%

               UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES


   (as a percentage of the average net assets of the underlying Portfolios)


                                                            For the year ended December 31, 2014
                           -----------------------------------------------------------------------------------------------------
                                                                                                 Total
                                                                        Broker Fees  Acquired   Annual                 Net Annual
                                               Distribution  Dividend   and Expenses Portfolio Portfolio  Fee Waiver      Fund
                           Management  Other     (12b-1)    Expense on    on Short    Fees &   Operating  or Expense   Operating
FUNDS                         Fees    Expenses     Fees     Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
-----                      ---------- -------- ------------ ----------- ------------ --------- --------- ------------- ----------
AST Goldman Sachs
  Large-Cap Value
  Portfolio*                  0.72%     0.02%      0.10%       0.00%        0.00%      0.00%     0.84%       0.01%        0.83%
AST Goldman Sachs Mid-
  Cap Growth Portfolio*       0.98%     0.03%      0.10%       0.00%        0.00%      0.00%     1.11%       0.05%        1.06%
AST Goldman Sachs
  Multi-Asset Portfolio*      0.92%     0.05%      0.10%       0.00%        0.00%      0.00%     1.07%       0.21%        0.86%
AST Goldman Sachs
  Small-Cap Value
  Portfolio*                  0.93%     0.03%      0.10%       0.00%        0.00%      0.06%     1.12%       0.01%        1.11%
AST Herndon Large-Cap
  Value Portfolio*            0.83%     0.02%      0.10%       0.00%        0.00%      0.00%     0.95%       0.15%        0.80%
AST High Yield Portfolio      0.72%     0.04%      0.10%       0.00%        0.00%      0.00%     0.86%       0.00%        0.86%
AST International Growth
  Portfolio                   0.97%     0.02%      0.10%       0.00%        0.00%      0.00%     1.09%       0.01%        1.08%
AST International Value
  Portfolio                   0.97%     0.03%      0.10%       0.00%        0.00%      0.00%     1.10%       0.00%        1.10%
AST Investment Grade
  Bond Portfolio*             0.63%     0.05%      0.10%       0.00%        0.00%      0.00%     0.78%       0.03%        0.75%
AST J.P. Morgan Global
  Thematic Portfolio          0.92%     0.04%      0.10%       0.00%        0.00%      0.00%     1.06%       0.00%        1.06%
AST J.P. Morgan
  International Equity
  Portfolio                   0.86%     0.06%      0.10%       0.00%        0.00%      0.00%     1.02%       0.00%        1.02%
AST J.P. Morgan Strategic
  Opportunities Portfolio     0.97%     0.05%      0.10%       0.10%        0.00%      0.00%     1.22%       0.00%        1.22%
AST Jennison Large-Cap
  Growth Portfolio            0.88%     0.02%      0.10%       0.00%        0.00%      0.00%     1.00%       0.00%        1.00%
AST Large-Cap Value
  Portfolio                   0.72%     0.02%      0.10%       0.00%        0.00%      0.00%     0.84%       0.00%        0.84%
AST Loomis Sayles
  Large-Cap Growth
  Portfolio                   0.87%     0.01%      0.10%       0.00%        0.00%      0.00%     0.98%       0.06%        0.92%
AST Lord Abbett Core
  Fixed Income Portfolio      0.77%     0.02%      0.10%       0.00%        0.00%      0.00%     0.89%       0.29%        0.60%
AST MFS Global Equity
  Portfolio                   0.98%     0.05%      0.10%       0.00%        0.00%      0.00%     1.13%       0.00%        1.13%
AST MFS Growth
  Portfolio                   0.87%     0.02%      0.10%       0.00%        0.00%      0.00%     0.99%       0.00%        0.99%
AST MFS Large-Cap
  Value Portfolio             0.83%     0.04%      0.10%       0.00%        0.00%      0.00%     0.97%       0.00%        0.97%
AST Mid-Cap Value
  Portfolio                   0.94%     0.04%      0.10%       0.00%        0.00%      0.00%     1.08%       0.00%        1.08%
AST Money Market
  Portfolio                   0.47%     0.03%      0.10%       0.00%        0.00%      0.00%     0.60%       0.00%        0.60%
AST Neuberger Berman /
  LSV Mid-Cap Value
  Portfolio                   0.88%     0.02%      0.10%       0.00%        0.00%      0.00%     1.00%       0.00%        1.00%
AST Neuberger Berman
  Core Bond Portfolio*        0.68%     0.04%      0.10%       0.00%        0.00%      0.00%     0.82%       0.15%        0.67%
AST Neuberger Berman
  Mid-Cap Growth
  Portfolio                   0.88%     0.03%      0.10%       0.00%        0.00%      0.00%     1.01%       0.01%        1.00%
AST New Discovery Asset
  Allocation Portfolio*       0.83%     0.08%      0.10%       0.00%        0.00%      0.00%     1.01%       0.01%        1.00%
AST Parametric Emerging
  Markets Equity              1.08%     0.24%      0.10%       0.00%        0.00%      0.00%     1.42%       0.00%        1.42%

               UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES


   (as a percentage of the average net assets of the underlying Portfolios)


                                                            For the year ended December 31, 2014
                           -----------------------------------------------------------------------------------------------------
                                                                                                 Total
                                                                        Broker Fees  Acquired   Annual                 Net Annual
                                               Distribution  Dividend   and Expenses Portfolio Portfolio  Fee Waiver      Fund
                           Management  Other     (12b-1)    Expense on    on Short    Fees &   Operating  or Expense   Operating
FUNDS                         Fees    Expenses     Fees     Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
-----                      ---------- -------- ------------ ----------- ------------ --------- --------- ------------- ----------
AST PIMCO Limited
  Maturity Bond Portfolio     0.63%     0.04%      0.10%       0.00%        0.00%      0.00%     0.77%       0.00%        0.77%
AST Preservation Asset
  Allocation Portfolio        0.15%     0.01%      0.00%       0.00%        0.00%      0.71%     0.87%       0.00%        0.87%
AST Prudential Core Bond
  Portfolio*                  0.66%     0.02%      0.10%       0.00%        0.00%      0.00%     0.78%       0.03%        0.75%
AST Prudential Growth
  Allocation Portfolio        0.80%     0.03%      0.10%       0.00%        0.00%      0.01%     0.94%       0.00%        0.94%
AST QMA Emerging
  Markets Equity
  Portfolio                   1.09%     0.24%      0.10%       0.00%        0.00%      0.02%     1.45%       0.00%        1.45%
AST QMA Large-Cap
  Core Portfolio              0.72%     0.01%      0.10%       0.00%        0.00%      0.00%     0.83%       0.00%        0.83%
AST QMA US Equity
  Alpha Portfolio             0.99%     0.04%      0.10%       0.13%        0.25%      0.00%     1.51%       0.00%        1.51%
AST Quantitative
  Modeling Portfolio          0.25%     0.03%      0.00%       0.00%        0.00%      0.84%     1.12%       0.00%        1.12%
AST RCM World Trends
  Portfolio                   0.91%     0.03%      0.10%       0.00%        0.00%      0.00%     1.04%       0.00%        1.04%
AST Schroders Global
  Tactical Portfolio          0.91%     0.03%      0.10%       0.00%        0.00%      0.11%     1.15%       0.00%        1.15%
AST Schroders Multi-
  Asset World Strategies
  Portfolio                   1.06%     0.04%      0.10%       0.00%        0.00%      0.09%     1.29%       0.00%        1.29%
AST Small Cap Growth
  Portfolio                   0.88%     0.03%      0.10%       0.00%        0.00%      0.00%     1.01%       0.00%        1.01%
AST Small Cap Value
  Portfolio                   0.87%     0.03%      0.10%       0.00%        0.00%      0.02%     1.02%       0.00%        1.02%
AST Small-Cap Growth
  Opportunities Portfolio     0.93%     0.04%      0.10%       0.00%        0.00%      0.00%     1.07%       0.00%        1.07%
AST T. Rowe Price Asset
  Allocation Portfolio        0.79%     0.02%      0.10%       0.00%        0.00%      0.00%     0.91%       0.02%        0.89%
AST T. Rowe Price Equity
  Income Portfolio            0.72%     0.02%      0.10%       0.00%        0.00%      0.00%     0.84%       0.00%        0.84%
AST T. Rowe Price Large-
  Cap Growth Portfolio        0.85%     0.02%      0.10%       0.00%        0.00%      0.00%     0.97%       0.00%        0.97%
AST T. Rowe Price
  Natural Resources
  Portfolio                   0.88%     0.04%      0.10%       0.00%        0.00%      0.00%     1.02%       0.00%        1.02%
AST Templeton Global
  Bond Portfolio              0.78%     0.09%      0.10%       0.00%        0.00%      0.00%     0.97%       0.00%        0.97%
AST Wellington Mgmt
  Hedged Equity Portfolio     0.97%     0.03%      0.10%       0.00%        0.00%      0.02%     1.12%       0.00%        1.12%
AST Western Asset Core
  Plus Bond Portfolio*        0.66%     0.03%      0.10%       0.00%        0.00%      0.00%     0.79%       0.20%        0.59%
AST Western Asset
  Emerging Markets
  Debt*                       0.84%     0.06%      0.10%       0.00%        0.00%      0.00%     1.00%       0.05%        0.95%
ProFund VP Consumer
  Goods Portfolio             0.75%     0.74%      0.25%       0.00%        0.00%      0.00%     1.74%       0.06%        1.68%
ProFund VP Consumer
  Services                    0.75%     0.75%      0.25%       0.00%        0.00%      0.00%     1.75%       0.07%        1.68%
ProFund VP Financials         0.75%     0.73%      0.25%       0.00%        0.00%      0.00%     1.73%       0.05%        1.68%
ProFund VP Health Care        0.75%     0.69%      0.25%       0.00%        0.00%      0.00%     1.69%       0.01%        1.68%

               UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES


   (as a percentage of the average net assets of the underlying Portfolios)


                                                         For the year ended December 31, 2014
                        -----------------------------------------------------------------------------------------------------
                                                                                              Total
                                                                     Broker Fees  Acquired   Annual                 Net Annual
                                            Distribution  Dividend   and Expenses Portfolio Portfolio  Fee Waiver      Fund
                        Management  Other     (12b-1)    Expense on    on Short    Fees &   Operating  or Expense   Operating
FUNDS                      Fees    Expenses     Fees     Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
-----                   ---------- -------- ------------ ----------- ------------ --------- --------- ------------- ----------
ProFund VP Industrials     0.75%     0.77%      0.25%       0.00%        0.00%      0.00%     1.77%       0.09%        1.68%
ProFund VP Large-Cap
  Growth                   0.75%     0.76%      0.25%       0.00%        0.00%      0.00%     1.76%       0.08%        1.68%
ProFund VP Large-Cap
  Value                    0.75%     0.77%      0.25%       0.00%        0.00%      0.00%     1.77%       0.09%        1.68%
ProFund VP Mid-Cap
  Growth                   0.75%     0.79%      0.25%       0.00%        0.00%      0.00%     1.79%       0.11%        1.68%
ProFund VP Mid-Cap
  Value                    0.75%     0.79%      0.25%       0.00%        0.00%      0.00%     1.79%       0.11%        1.68%
ProFund VP Real Estate     0.75%     0.75%      0.25%       0.00%        0.00%      0.00%     1.75%       0.07%        1.68%
ProFund VP Small-Cap
  Growth                   0.75%     0.82%      0.25%       0.00%        0.00%      0.00%     1.82%       0.14%        1.68%
ProFund VP Small-Cap
  Value                    0.75%     0.87%      0.25%       0.00%        0.00%      0.02%     1.89%       0.19%        1.70%
ProFund VP
  Telecommunications       0.75%     0.78%      0.25%       0.00%        0.00%      0.00%     1.78%       0.10%        1.68%
ProFund VP Utilities       0.75%     0.76%      0.25%       0.00%        0.00%      0.00%     1.76%       0.08%        1.68%



* See notes immediately below for important information about this fund.

AST Advanced Strategies Portfolio The Investment Managers have contractually agreed to waive 0.014% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 June 30, 2016 without the prior approval of the Trust's Board of Trustees.

AST AQR Large-Cap Portfolio The Investment Managers have contractually agreed to waive 0.24% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust's Board of Trustees.

AST Blackrock iShares ETF Portfolio The Investment Managers have contractually agreed to waive a portion of their investment management fee equal to the acquired fund fees and expenses due to investments in iShares ETFs. In addition, the Investment Managers have contractually agreed to waive a portion of their investment management fee and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fees (after the waiver described in the first sentence) and other expenses (including distribution fees, acquired fund fees and expenses due to investments in iShares ETFs, and other expenses excluding taxes, interest and brokerage commissions) do not exceed 1.02% of the Portfolio's average daily net assets through June 30, 2016. These waivers may not be terminated prior to June 30, 2016 without the prior approval of the Trust's Board of Trustees.

AST BlackRock/Loomis Sayles Bond Portfolio The Investment Managers have contractually agreed to waive 0.035% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust's Board of Trustees.

AST Target Year Bond Portfolios The Investment Managers have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for each Portfolio so that each Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) do not exceed 0.99% of each Portfolio's average daily net assets through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust's Board of Trustees.

AST ClearBridge Dividend Growth Portfolio The Investment Managers have contractually agreed to waive 0.11% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust's Board of Trustees.

AST Cohen & Steers Realty Portfolio The Investment Managers have contractually agreed to waive 0.07% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust's Board of Trustees.

AST FI Pyramis(R) Asset Allocation Portfolio The Investment Managers have contractually agreed to waive 0.018% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust's Board of Trustees.

AST FI Pyramis(R) Quantitative Portfolio The Investment Managers have contractually agreed to waive 0.137% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust's Board of Trustees.

AST Franklin Templeton Founding Funds Allocation Portfolio The Investment Managers have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, distribution fees, underlying fund fees and expenses, and extraordinary expenses) for the Portfolio do not exceed 1.10% of the average daily net assets of the Portfolio through June 30, 2016. This expense limitation may not be terminated prior to June 30, 2016 without the prior approval of the Trust's Board of Trustees.

AST Goldman Sachs Large-Cap Value Portfolio The Investment Managers have contractually agreed to waive 0.013% of their investment management fee through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust's Board of Trustees.

AST Goldman Sachs Mid-Cap Growth Portfolio The Investment Managers have contractually agreed to waive 0.053% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust's Board of Trustees.

AST Goldman Sachs Multi-Asset Portfolio The Investment Managers have contractually agreed to waive 0.213% of their investment management fee through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust's Board of Trustees.

AST Goldman Sachs Small-Cap Value Portfolio The Investment Managers have contractually agreed to waive 0.013% of their investment management fee through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust's Board of Trustees.

AST Herndon Large-Cap Value Portfolio The Investment Managers have contractually agreed to waive 0.15% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust's Board of Trustees.

AST Investment Grade Bond The Investment Managers have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for each Portfolio so that each Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) do not exceed 0.99% of each Portfolio's average daily net assets through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust's Board of Trustees.

AST International Growth Portfolio The Investment Managers have contractually agreed to waive 0.013% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust's Board of Trustees.

AST Loomis Sayles Large-Cap Growth Portfolio The Investment Managers have contractually agreed to waive 0.06% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust's Board of Trustees.

AST Lord Abbett Core Fixed Income Portfolio The Investment Managers have contractually agreed to waive 0.16% of their investment management fees through June 30, 2016. In addition, the Investment Managers have contractually agreed to waive a portion of their investment management fee, as follows: 0.10% on the first $500 million of average daily net assets; 0.125% of the Portfolio's average daily net assets between $500 million and $1 billion; and 0.15% of the Portfolio's average daily net assets in excess of $1 billion through June 30, 2016. These waivers may not be terminated prior to June 30, 2016 without the prior approval of the Trust's Board of Trustees.

AST Neuberger Berman Core Bond Portfolio The Investment Managers have contractually agreed to waive 0.14% of their investment management fee through June 30, 2016. In addition, the Investment Managers have contractually agreed to waive a portion of their investment management fees, as follows: 0.025% of the Portfolio's average daily net assets between $500 million and $1 billion, and 0.05% of the Portfolio's average daily net assets in excess of $1 billion through June 30, 2016. These waivers may not be terminated prior to June 30, 2016 without the prior approval of the Trust's Board of Trustees.

AST Neuberger Berman Mid-Cap Growth Portfolio The Investment Managers have contractually agreed to waive 0.005% of their investment management fee through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust's Board of Trustees.

AST Neuberger Berman/LSV Mid-Cap Value Portfolio The Investment Managers have contractually agreed to waive 0.003% of their investment management fee through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust's Board of Trustees.

AST New Discovery Asset Allocation Portfolio The Investment Managers have contractually agreed to waive 0.009% their investment management fees through June 30, 2016. In addition, the Investment Managers have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) do not exceed 1.08% of the Portfolio's average daily net assets through June 30, 2016. These waivers may not be terminated prior to June 30, 2016 without the prior approval of the Trust's Board of Trustees.

AST Prudential Core Bond Portfolio The Investment Managers have contractually agreed to waive a portion of their investment management fees as follows:
0.025% of the Portfolio's average daily net assets between $500 million and $1 billion, and 0.05% of the Portfolio's average daily net assets in excess of $1 billion through June 30, 2016. The waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust's Board of Trustees.

AST Western Asset Core Plus Bond Portfolio The Investment Managers have contractually agreed to waive 0.20% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust's Board of Trustees.

AST Western Asset Emerging Markets Debt Portfolio The Investment Managers have contractually agreed to waive 0.05% of their investment management fee through June 30, 2016. This waiver arrangement may not be terminated prior to June 30, 2016 without the prior approval of the Trust's Board of Trustees.

ProFund VP Funds ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding "Acquired Fund Fees and Expenses"), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Money Market) through April 30, 2016. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Money Market's future yield.

                               EXPENSE EXAMPLES


These examples are intended to help you compare the cost of investing in one Allstate Life Annuity with the cost of investing in other Allstate Life Annuities and/or other variable annuities. Below are examples for each Annuity showing what you would pay in expenses at the end of the stated time periods if you invested $10,000 in the Annuity and your investment had a 5% return each year.

The examples reflect the fees and charges listed below for each Annuity as described in "Summary of Contract Fees and Charges":

   .   Insurance Charge.

   .   Contingent Deferred Sales Charge (when and if applicable)

   .   Annual Maintenance Fee

   .   The maximum combination of optional benefits charges

The examples also assume the following for the period shown:


   . You allocate all of your Account Value to the Sub-account with the maximum gross total operating expenses for 2014, and those expenses remain the same each year*


   .   You make no withdrawals of your Account Value

   .   You make no transfers, or other transactions for which we charge a fee

   .   No tax charge applies

   . You elect the TrueIncome and the Combination 5% Roll-Up and HAV Death Benefit (the maximum combination of optional benefit charges). The maximum charge, rather than the current charge, is deducted for these benefits in the examples. There is no other optional benefit combination that would result in higher maximum charges than those shown in the examples.

   . For the X Series example, expense example calculations are not adjusted to reflect the Purchase Credit. If the Purchase Credit were reflected in the calculations, expenses would be higher.

   .   For the X Series example, the Longevity Credit does not apply.

Amounts shown in the examples are rounded to the nearest dollar.

* Note: Not all Portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling form.

THE EXAMPLES ARE ILLUSTRATIVE ONLY - THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE PORTFOLIOS - ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

Expense Examples are provided as follows:

If you surrender your annuity at the end of the applicable time period:


                                1 yr  3 yrs  5 yrs  10 yrs
                               ------ ------ ------ ------
                     B SERIES  $1,302 $2,237 $3,384 $6,376
                     L SERIES  $1,335 $2,521 $3,230 $6,618
                     X SERIES  $1,540 $2,734 $3,851 $6,651


If you annuitize your annuity at the end of the applicable time period: /1/


                                1 yr 3 yrs  5 yrs  10 yrs
                                ---- ------ ------ ------
                      B SERIES  $602 $1,827 $3,084 $6,376
                      L SERIES  $635 $1,921 $3,230 $6,618
                      X SERIES  $640 $1,934 $3,251 $6,651


If you do not surrender your annuity:



                                1 yr 3 yrs  5 yrs  10 yrs
                                ---- ------ ------ ------
                      B SERIES  $602 $1,827 $3,084 $6,376
                      L SERIES  $635 $1,921 $3,230 $6,618
                      X SERIES  $640 $1,934 $3,251 $6,651


1  You may not annuitize in the first three (3) Annuity Years.

A Table of accumulation values appears in Appendix A to this Prospectus.

                                    SUMMARY

       Allstate RetirementAccess Variable Annuity B Series ("B Series") Allstate RetirementAccess Variable Annuity L Series ("L Series") Allstate RetirementAccess Variable Annuity X Series ("X Series")

This Summary describes key features of the variable annuities described in this prospectus. It is intended to help give you an overview, and to point you to sections of the prospectus that provide greater detail. This Summary is intended to supplement the prospectus, so you should not rely on the Summary alone for all the information you need to know before purchase. You should read the entire prospectus for a complete description of the variable annuities. Your Financial Professional can also help you if you have questions.


What is a variable annuity? A variable annuity is a contract between you and an insurance company. It is designed to help you save money for retirement, and provide income during your retirement. With the help of your Financial Professional, you choose how to invest your money within your annuity (subject to certain restrictions; see "Investment Options"). Any allocation that is recommended to you by your financial professional may be different than automatic asset transfers that may be made under the Annuity, such as under a pre-determined mathematical formula used with an optional living benefit. The value of your annuity will rise or fall depending on whether the investment options you choose perform well or perform poorly. Investing in a variable annuity involves risk and you can lose your money. By the same token, investing in a variable annuity can provide you with the opportunity to grow your money through participation in mutual fund-type investments. Your Financial Professional will help you choose the investment options that are suitable for you based on your tolerance for risk and your needs.

Variable annuities also offer a variety of optional guarantees to receive an income for life through withdrawals, or provide minimum death benefits for your beneficiaries, or minimum account value guarantees. These benefits provide a degree of insurance in the event your annuity performs poorly. These optional benefits are available for an extra cost, and are subject to limitations and conditions more fully described later in this prospectus. The guarantees are based on the long-term financial strength of the insurance company.


What does it mean that my variable annuity is "tax deferred"? Because variable annuities are issued by an insurance company, you pay no taxes on any earnings from your annuity until you withdraw the money. You may also transfer among your investment options without paying a tax at the time of the transfer. Until you withdraw the money, tax deferral allows you to keep money invested that would otherwise go to pay taxes. When you take your money out of the variable annuity, however, you will be taxed on the earnings at ordinary income tax rates rather than lower capital gains rates. If you withdraw earnings before you reach age 59 1/2, you also may be subject to a 10% federal tax penalty.

You could purchase one of our variable annuities as a tax-qualified retirement investment such as an IRA, SEP-IRA, or Roth IRA. Although there is no additional tax advantage to a variable annuity held through one of these plans, you may desire the variable annuities' other features such as guaranteed lifetime income payments or death benefits for use within these plans.

What variable annuities are offered in this prospectus? This prospectus describes the variable annuities listed below. The annuities differ primarily in how fees are deducted, the investment options offered, and whether the annuity provides credits in certain circumstances. The annuities described in this prospectus are:

..   Allstate RetirementAccess Variable Annuity B Series ("B Series")

..   Allstate RetirementAccess Variable Annuity L Series ("L Series")

..   Allstate RetirementAccess Variable Annuity X Series ("X Series")

How do I purchase one of the variable annuities? These Annuities are no longer available for new purchases. Our eligibility criteria for purchasing the Annuities are as follows:

                            Maximum Age for  Minimum Initial
                  Product   Initial Purchase Purchase Payment
                  -------   ---------------- ----------------
                  B Series         85            $ 1,000
                  X Series         75            $10,000
                  L Series         85            $10,000


The "Maximum Age for Initial Purchase" applies to the oldest owner as of the day we would issue the annuity. If the annuity is to be owned by an entity, the maximum age applies to the annuitant as of the day we would issue the annuity. The availability and level of protection of certain optional benefits may also vary based on the ages of the owner or annuitant on the issue date of the annuity, the date the benefit is elected, or the date of the owner's death. Please see the sections entitled "Living Benefits" and "Death Benefit" for additional information on these benefits.


You may make additional payments of at least $100 into your annuity at any time, subject to maximums allowed by us and as provided by law.


After you purchase your annuity you will have usually ten days to examine it and cancel it if you change your mind for any reason (referred to as the "freelook period"). The period of time and the amount returned to you is dictated by State law and is stated on the front cover of your contract. You must cancel your Annuity in writing.

See "What Are Our Requirements for Purchasing One of the Annuities" for more detail.

Where should I invest my money? With the help of your financial professional, you choose where to invest your money within the Annuity. You may choose from a variety of investment options ranging from conservative to aggressive. Our optional benefits may limit your ability to invest in the investment options otherwise available to you under the Annuity. These investment options participate in mutual fund investments that are kept in a separate account from our other general assets. Although you may recognize some of the names of the money managers, these investment options are designed for variable annuities and are not the same mutual funds available to the general public. You can decide on a mix of investment options that suit your goals. Or, you can choose one of our investment options that participates in several mutual funds according to a specified goal such as balanced asset allocation, or capital growth asset allocation. If you select optional benefits, we may limit the investment you may elect. Each of the underlying mutual funds is described by its own prospectus, which you should read before investing. There is no assurance that any investment option will meet its investment objective.


You may also allocate money to a fixed rate account that earns interest guaranteed by our general assets. We also offer programs to help discipline your investing, such as dollar cost averaging or automatic rebalancing.

See "Investment Options," and "Managing your Account Value."

How can I receive income from my Annuity? You can receive income by taking withdrawals or electing annuity payments. If you take withdrawals, you should plan them carefully, because withdrawals may be subject to tax (see "Tax Considerations"), and may be subject to a contingent deferred sales charge (discussed below). You may withdraw up to 10% of your investment each year without being subject to a contingent deferred sales charge.

You may elect to receive income through annuity payments over your lifetime, also called "annuitization". This option may appeal to those who worry about outliving their Account Value through withdrawals. If you elect to receive annuity payments, you convert your Account Value into a stream of future payments. This means in most cases you no longer have an account value and therefore cannot make withdrawals. We offer different types of annuity options to meet your needs, and you can trade off the benefits and costs that make sense for you. For example, some of our annuity options allow for withdrawals, and some provide a death benefit, while others guarantee payments for life without a death benefit or the ability to make withdrawals.

See "Access to Account Value."

Options for Guaranteed Lifetime Withdrawals. We offer optional benefits for an additional fee that guarantee your ability to take withdrawals for life as a percentage of an initial guaranteed benefit base, even after your Account Value falls to zero (unless it does due to a withdrawal of Excess Income). The Account Value has no guarantees, may fluctuate, and can lose value. These benefits may appeal to you if you wish to maintain flexibility and control over your Account Value (instead of converting it to an annuity stream) and want the assurance of predictable income. If you withdraw more than the allowable amount during any year, your future level of guaranteed withdrawals decreases.

Some of the benefits utilize predetermined transfer formulas to help us manage your guarantee through all market cycles. Please see applicable optional benefits section as well as the Appendices to this prospectus for more information on the formulas.

In the Living Benefits section, we describe guaranteed minimum withdrawal benefits that allow you to withdraw a specified amount each year for life (or joint lives, for the spousal version of the benefit). Please be aware that if you withdraw more than that amount in a given year (i.e., excess income), that may permanently reduce the guaranteed amount you can withdraw in future years. Please note that if your Account Value is reduced to zero as a result of a withdrawal of Excess Income, both the optional benefit and the Annuity will terminate. Thus, you should think carefully before taking a withdrawal of Excess Income.

These benefits contain detailed provisions, so please see the following sections of the prospectus for complete details:

..   TrueIncome*

..   TrueIncome - Spousal*

..   TrueIncome - Highest Daily*

..   TrueIncome - Highest Daily 7*

..   TrueIncome - Spousal Highest Daily 7*

* No longer available for new elections.

Options for Guaranteed Accumulation. We offer an optional benefit called TrueAccumulation - Highest Daily for an additional fee that guarantees your account value to a certain level after a period of years. As part of this benefit you are required to invest only in certain permitted investment options. Please see applicable optional benefit section as well as the Appendices of this prospectus for more information on the formula.

This benefit contains detailed provisions, so please see the following section of the prospectus for complete details:

..   TrueAccumulation - Highest Daily**

** No longer available for new elections.

What happens to my annuity upon death? You may name a beneficiary to receive the proceeds of your annuity upon your death. Your annuity must be distributed within the time periods required by the tax laws. Each of our annuities offers a basic death benefit. The basic death benefit provides your beneficiaries with the greater of your purchase payments less all proportional withdrawals or your value in the annuity at the time of death.

We also have an optional death benefit for an additional charge:

   .   Combination 5% Roll-up and Highest Anniversary Value Death Benefit:
       Offers the greatest of the basic death benefit, the highest anniversary value death benefit described above, and a value assuming 5% growth of your investment adjusted for withdrawals.

Each death benefit has certain age restrictions and could only have been elected at the time of contract purchase. For the X Series, there is an adjustment for any Purchase Credits received within 12 months prior to death. Please see the "Death Benefit" section of the Prospectus for more information.

How do I receive credits?

With X Series, we apply a credit to your annuity each time you make a purchase payment. Because of the credits, the expenses of the X Series may be higher than other annuities that do not offer credits. The amount of the credit depends on your age at the time the purchase payment is made.

OLDEST OWNER'S AGE ON THE DATE THAT THE PURCHASE         PURCHASE CREDIT ON PURCHASE
       PAYMENT IS APPLIED TO THE ANNUITY         PAYMENTS AS THEY ARE APPLIED TO THE ANNUITY
------------------------------------------------ -------------------------------------------
                    0 - 80                                          6.00%*
                    81 - 85                                         3.00%

* For X Series annuities issued prior to December 10, 2007, the credit applicable to ages 0 - 80 is 5%

With X Series, we also apply a "longevity credit" at the end of your tenth anniversary and every anniversary thereafter. The credit is equal to 0.40% of purchase payments invested with us for more than nine years (less adjustments for any withdrawals). The credit will not apply if your annuity value is zero or less, if you have cumulatively withdrawn more than the amount of eligible purchase payments, or if you annuitize.

Please see the section entitled "Managing Your Account Value" for more information.

What are the Annuity's Fees and Charges?

Contingent Deferred Sales Charge: If you withdraw all or part of your annuity before the end of a period of years, we may deduct a contingent deferred sales charge, or "CDSC". The CDSC is calculated as a percentage of your purchase payment being withdrawn, and the applicable CDSC percentage (as indicated in the table below) depends on the number of years that have elapsed since the Purchase Payment being withdrawn was made. The CDSC is different depending on which annuity you purchase:

              Yr. 1 Yr. 2 Yr. 3 Yr. 4 Yr. 5 Yr. 6 Yr. 7 Yr. 8 Yr. 9 Yr. 10+
              ----- ----- ----- ----- ----- ----- ----- ----- ----- -------
    B Series   7.0%  6.0%  5.0%  4.0%  3.0%  2.0%  1.0%  0.0%   --     --
    L Series   7.0%  7.0%  6.0%  5.0%  0.0%   --    --    --    --     --
    X Series   9.0%  8.5%  8.0%  7.0%  6.0%  5.0%  4.0%  3.0%  2.0%   0.0%

Each year you may withdraw up to 10% of your purchase payments without the imposition of a CDSC. This free withdrawal feature does not apply when fully surrendering your annuity. We may also waive the CDSC under certain circumstances, such as for medically-related circumstances or taking required minimum distributions under a qualified contract.

Transfer Fee: You may make 20 transfers between investment options each year free of charge. After the 20th transfer, we will charge $10.00 for each transfer. We do not consider transfers made as part of any Dollar Cost Averaging, Automatic Rebalancing or asset allocation program when we count the 20 free transfers. All transfers made on the same day will be treated as one
(1) transfer. Any transfers made as a result of the mathematical formula used with an optional benefit will not count towards the total transfers allowed.

Annual Maintenance Fee: Until you start annuity payments, we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is the lesser of $35.00 or 2% of your Account Value. The Annual Maintenance Fee is only deducted if your Account Value is less than $100,000.

Tax Charge: We may deduct a charge to reimburse us for taxes we may pay on premiums received in certain jurisdictions. The tax charge currently ranges up to 3 1/2% of your Purchase Payments or Account Value and is designed to approximate the taxes that we are required to pay.

Insurance Charge: We deduct an Insurance Charge. It is an annual charge assessed on a daily basis. It is the combination of the Mortality & Expense Risk Charge and the Administration Charge. The charge is assessed against the daily assets allocated to the Sub-accounts and depends on which annuity you hold:

          FEE/CHARGE                       B Series L Series X Series
          ----------                       -------- -------- --------
          Mortality & Expense Risk Charge    1.00%    1.35%    1.40%
          Administration Charge              0.15%    0.15%    0.15%
          Total Insurance Charge             1.15%    1.50%    1.55%

Charges for Optional Benefits: If you elect to purchase certain optional benefits, we will deduct an additional charge. For some optional benefits, the charge is deducted from your Account Value allocated to the Sub-accounts. This charge is included in the daily calculation of the Unit Price for each Sub-account. For certain other optional benefits, such as TrueIncome - Highest Daily 7, the charge is assessed against the Protected Withdrawal Value and taken out of the Sub-accounts periodically. Please refer to the section entitled "Summary of Contract Fees and Charges" for the list of charges for each Optional Benefit.


Settlement Service Charge: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a Settlement Service Charge, although the Insurance Charge no longer applies. The charge is assessed daily against the daily net assets allocated to the Sub-accounts and is equal to an annual charge of 1.00%.


Fees and expenses incurred by the Portfolios: Each Portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. More detailed information about fees and expenses can be found in the prospectuses for the Portfolios. Please see the "Fees and Charges" section of the Prospectus for more information.

Costs to Sell and Administer Our Variable Annuity: Your financial professional may receive a commission for selling one of our variable annuities to you. We may pay fees to your financial professional's broker dealer firm to cover costs of marketing or administration. These commissions and fees may incent your financial professional to sell our variable annuity instead of one offered by another company. We also receive fees from the mutual fund companies that offer the investment options for administrative costs and marketing. These fees may influence our decision to offer one family of funds over another. If you have any questions you may speak with your financial professional or us. See "General Information".

Other Information: Please see the section entitled "General Information" for more information about our annuities, including legal information about our company, separate account, and underlying funds.

                              INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

Each variable investment option is a Sub-account of the Allstate Financial Advisors Separate Account I (see "What is the Separate Account" for more detailed information). Each Sub-account invests exclusively in one Portfolio. You should carefully read the prospectus for any Portfolio in which you are interested. The Investment Objectives/Policies Chart below provides a description of each Portfolio's investment objective (in italics) and a short, summary description of their key policies to assist you in determining which Portfolios may be of interest to you. There is no guarantee that any Portfolio will meet its investment objective. The Portfolios that you select are your choice - we do not recommend or endorse any particular Portfolio.


Not all portfolios offered as Sub-accounts may be available depending on optional benefit selection, which contract series you selected, the applicable jurisdiction and selling firm. Thus, if you selected particular optional benefits, you would be precluded from investing in certain Portfolios and therefore would not receive investment appreciation (or depreciation) affecting those Portfolios. You bear the investment risk for amounts allocated to the Portfolios. Please see the General Information section of this prospectus, under the heading concerning "Service Fees" for a discussion of fees that we may receive from underlying mutual funds and /or their affiliates.

The name of the advisor/sub-advisor for each Portfolio appears next to the description. Those Portfolios whose name include the prefix "AST" are Portfolios of Advanced Series Trust. The Portfolios of Advanced Series Trust are co-managed by AST Investment Services, Inc. and Prudential Investments LLC, both of which are affiliated companies of The Prudential Insurance Company of America. However, a sub-advisor, as noted below, is engaged to conduct day-to-day management.

The Portfolios are not publicly traded mutual funds. They are only available as investment options in variable annuity contracts and variable life insurance policies issued by insurance companies, or in some cases, to participants in certain qualified retirement plans. However, some of the Portfolios available as Sub-accounts under the Annuities are managed by the same portfolio advisor or sub-advisor as a retail mutual fund of the same or similar name that the Portfolio may have been modeled after at its inception. Certain retail mutual funds may also have been modeled after a Portfolio. While the investment objective and policies of the retail mutual funds and the Portfolios may be substantially similar, the actual investments will differ to varying degrees. Differences in the performance of the funds can be expected, and in some cases could be substantial. You should not compare the performance of a publicly traded mutual fund with the performance of any similarly named Portfolio offered as a Sub-account. Details about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses for the underlying mutual funds. The current prospectus and statement of additional information for the Portfolios can be obtained by calling 1-866-695-2647.

Beginning May 1, 2008, we allowed Owners of an L Series Annuity to invest in certain ProFund VP Portfolios. However, effective the same date, we no longer allowed Owners of a B Series or an X Series Annuity to invest in any ProFund VP Portfolios. Nor will we allow beneficiaries who acquire any of the Annuities on or after May 1, 2008 under the Beneficiary Continuation Option to invest in any ProFund VP Portfolios.

Effective APRIL 29, 2013, the AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO was no longer offered as a Sub-account under the Annuities, except as follows: if at any time prior to April 29, 2013 you had any portion of your Account Value allocated to the AST Franklin Templeton Founding Funds Allocation Sub-account, you may continue to allocate Account Value and make transfers into and/or out of the AST Franklin Templeton Founding Funds Allocation Sub-account, including any electronic funds transfer, dollar cost averaging, asset allocation and rebalancing programs. If you never had a portion of your Account Value allocated to the AST Franklin Templeton Founding Funds Allocation Sub-account prior to April 29, 2013, you cannot allocate Account Value to the AST Franklin Templeton Founding Funds Allocation Sub-account.

Not all Portfolios offered as Sub-accounts are available if you elect certain optional benefits. The following table lists the currently allowable investment options when you choose certain optional benefits:


 If you select any one of              Then you may only invest among the
 the following optional benefits:      following Sub-accounts
                                       (the "Permitted Sub-accounts"):
 TrueIncome
 TrueIncome - Spousal                  AST Academic Strategies Asset
 TrueIncome - Highest Daily            Allocation Portfolio
 TrueIncome - Highest Daily 7          AST Advanced Strategies Portfolio
 TrueIncome - Spousal Highest Daily 7  AST Balanced Asset Allocation Portfolio
 Highest Daily Value Death Benefit     AST BlackRock Global Strategies
                                       Portfolio
                                       AST BlackRock iShares ETF Portfolio
                                       AST BlackRock/Loomis Sayles Bond
                                       Portfolio
                                       AST Boston Partners Large-Cap Value
                                       Portfolio
                                       AST Capital Growth Asset Allocation
                                       Portfolio
                                       AST Defensive Asset Allocation Portfolio
                                       AST FI Pyramis(R) Asset Allocation
                                       Portfolio
                                       AST FI Pyramis(R) Quantitative Portfolio
                                       *AST Franklin Templeton Founding Funds
                                       Allocation Portfolio


* no longer available for new investment

                                       Then you may only invest among the
                                       following Sub-accounts
                                       (the "Permitted Sub-accounts"):

                                       AST Franklin Templeton Founding Funds
                                       Plus Portfolio
                                       AST Goldman Sachs Multi-Asset Portfolio
                                       AST J. P. Morgan Global Thematic
                                       Portfolio
                                       AST J. P. Morgan Strategic
                                       Opportunities Portfolio
                                       AST Loomis Sayles Large-Cap Growth
                                       Portfolio
                                       AST New Discovery Asset Allocation
                                       Portfolio
                                       AST Preservation Asset Allocation
                                       Portfolio
                                       AST Prudential Growth Allocation
                                       Portfolio
                                       AST RCM World Trends Portfolio
                                       AST Schroders Global Tactical Portfolio
                                       AST Schroders Multi-Asset World
                                       Strategies Portfolio
                                       AST Small-Cap Growth Portfolio
                                       AST T. Rowe Price Asset Allocation
                                       Portfolio
                                       AST Wellington Management Hedged Equity
                                       Portfolio


Under TrueAccumulation - Highest Daily, the Combination 5% Roll-up and HAV Death Benefit, and the Guaranteed Minimum Income Benefit, all Sub-accounts are permitted except the AST AQR Emerging Markets Equity, AST QMA Emerging Markets Equity, AST Quantitative Modeling, and AST Western Asset Emerging Markets Debt Sub-accounts.

Certain optional living benefits (e.g., TrueIncome Highest Daily 7) employ a predetermined mathematical formula, under which money is transferred between your chosen variable sub-accounts and a bond portfolio (e.g., the AST
Investment Grade Bond Sub-account). Whether or not you elect an optional benefit subject to the predetermined mathematical formula, you should be aware that the operation of the formula may result in large-scale asset flows into and out of the Sub-accounts. These asset flows could adversely impact the portfolios, including their risk profile, expenses and performance. These asset flows impact not only the Permitted Sub-accounts used with the benefits but also the other Sub-accounts, because the portfolios may be used as investments in certain Permitted Sub-accounts that are structured as funds-of-funds.
Because transfers between the Sub-accounts and the AST Investment Grade Bond Sub-account can be frequent and the amount transferred can vary from day to day, any of the portfolios could experience the following effects, among others:

    (a)a portfolio's investment performance could be adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadviser's ability to fully implement the portfolio's investment strategy;

    (b)the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held;

    (c)a portfolio may experience higher turnover than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the portfolio compared to other similar funds.

The asset flows caused by the formula may affect Owners in differing ways. In particular, because the formula is calculated on an individual basis for each contract, on any particular day, some Owners' Account Value may be transferred to a bond portfolio (such as the AST Investment Grade Bond Sub-account) and others Owners' Account Value may not be transferred. To the extent that there is a large transfer of Account Value on a given trading day to the AST Investment Grade Bond Sub-account, and your Account Value is not so transferred, it is possible that the investment performance of the Sub-accounts in which your Account Value remains invested will be negatively affected.

The efficient operation of the asset flows caused by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one portfolio to another portfolio, which in turn could adversely impact performance.

Please consult the prospectus for the applicable portfolio for additional information about these effects.

Additional Information regarding these optional benefits can be found in the "Living Benefits" and "Death Benefit" sections of this Prospectus.

The following table contains limited information about the portfolios. Before selecting an Investment Option, you should carefully review the summary prospectuses and/or prospectuses for the portfolios, which contain details about the investment objectives, policies, risks, costs and management of the portfolios. You can obtain the summary prospectuses and prospectuses for the portfolios by calling 1-866-695-2647.




PORTFOLIO                                                  INVESTMENT                                 PORTFOLIO
NAME                                                       OBJECTIVES                               SUBADVISOR(S)
---------                                  -------------------------------------------- ---------------------------------------
AST Academic Strategies Asset Allocation   Seeks long-term capital appreciation.        AlphaSimplex Group, LLC
  Portfolio                                                                             AQR Capital Management, LLC and
                                                                                        CNH Partners, LLC
                                                                                        CoreCommodity Management, LLC
                                                                                        First Quadrant, L.P.
                                                                                        Jennison Associates LLC
                                                                                        J.P. Morgan Investment Management,
                                                                                        Inc.
                                                                                        Pacific Investment Management
                                                                                        Company LLC (PIMCO)
                                                                                        Prudential Investments LLC
                                                                                        Quantitative Management Associates
                                                                                        LLC
                                                                                        Western Asset Management Company/
                                                                                        Western Asset Management Company
                                                                                        Limited

AST Advanced Strategies Portfolio          Seeks a high level of absolute return by     Brown Advisory LLC
                                           using traditional and non-traditional        Loomis, Sayles & Company, L.P.
                                           investment strategies and by investing in    LSV Asset Management
                                           domestic and foreign equity and fixed        Prudential Investment Management, Inc.
                                           income securities, derivative instruments    Quantitative Management Associates
                                           and other investment companies.              LLC
                                                                                        T. Rowe Price Associates, Inc.
                                                                                        William Blair & Company, LLC

AST AQR Emerging Markets Equity            Seeks long-term capital appreciation.        AQR Capital Management, LLC
  Portfolio

AST AQR Large-Cap Portfolio                Seeks long-term capital appreciation.        AQR Capital Management, LLC

AST Balanced Asset Allocation Portfolio    Seeks to obtain the highest potential total  Prudential Investments LLC
                                           return consistent with its specified level   Quantitative Management Associates
                                           of risk tolerance.                           LLC

AST BlackRock Global Strategies Portfolio  Seeks a high total return consistent with a  BlackRock Financial Management, Inc.
                                           moderate level of risk.                      BlackRock International Limited

AST BlackRock iShares ETF Portfolio        Seeks to maximize total return with a        BlackRock Financial Management, Inc.
                                           moderate level of risk.

AST BlackRock/Loomis Sayles Bond           Seek to maximize total return, consistent    BlackRock Financial Management, Inc.
  Portfolio (formerly AST PIMCO Total      with preservation of capital and prudent     BlackRock International Limited
  Return Bond Portfolio)                   investment management                        BlackRock (Singapore) Limited
                                                                                        Loomis, Sayles & Company, L.P.

AST Bond Portfolio 2016                    Seeks the highest total return for a         Prudential Investment Management, Inc.
                                           specific period of time, consistent with
                                           the preservation of capital and liquidity
                                           needs. Total return is comprised of
                                           current income and capital appreciation.

PORTFOLIO                               INVESTMENT                                PORTFOLIO
NAME                                    OBJECTIVES                              SUBADVISOR(S)
---------                ------------------------------------------ ---------------------------------------
AST Bond Portfolio 2018  Seeks the highest total return for a       Prudential Investment Management, Inc.
                         specific period of time, consistent with
                         the preservation of capital and liquidity
                         needs. Total return is comprised of
                         current income and capital appreciation.

AST Bond Portfolio 2019  Seeks the highest total return for a       Prudential Investment Management, Inc.
                         specific period of time, consistent with
                         the preservation of capital and liquidity
                         needs. Total return is comprised of
                         current income and capital appreciation.

AST Bond Portfolio 2020  Seeks the highest total return for a       Prudential Investment Management, Inc.
                         specific period of time, consistent with
                         the preservation of capital and liquidity
                         needs. Total return is comprised of
                         current income and capital appreciation.

AST Bond Portfolio 2021  Seeks the highest total return for a       Prudential Investment Management, Inc.
                         specific period of time, consistent with
                         the preservation of capital and liquidity
                         needs. Total return is comprised of
                         current income and capital appreciation.

AST Bond Portfolio 2022  Seeks the highest total return for a       Prudential Investment Management, Inc.
                         specific period of time, consistent with
                         the preservation of capital and liquidity
                         needs. Total return is comprised of
                         current income and capital appreciation.

AST Bond Portfolio 2023  Seeks the highest total return for a       Prudential Investment Management, Inc.
                         specific period of time, consistent with
                         the preservation of capital and liquidity
                         needs. Total return is comprised of
                         current income and capital appreciation.

AST Bond Portfolio 2024  Seeks the highest total return for a       Prudential Investment Management, Inc.
                         specific period of time, consistent with
                         the preservation of capital and liquidity
                         needs. Total return is comprised of
                         current income and capital appreciation.

AST Bond Portfolio 2025  Seeks the highest total return for a       Prudential Investment Management, Inc.
                         specific period of time, consistent with
                         the preservation of capital and liquidity
                         needs. Total return is comprised of
                         current income and capital appreciation.

AST Bond Portfolio 2026  Seeks the highest total return for a       Prudential Investment Management, Inc.
                         specific period of time, consistent with
                         the preservation of capital and liquidity
                         needs. Total return is comprised of
                         current income and capital appreciation.

PORTFOLIO                                                        INVESTMENT                           PORTFOLIO
NAME                                                             OBJECTIVES                         SUBADVISOR(S)
---------                                          ---------------------------------------  ------------------------------
AST Boston Partners Large-Cap Value Portfolio      Seeks capital appreciation.              Boston Partners
  (formerly AST Jennison Large- Cap Value
  Portfolio)

AST Capital Growth Asset Allocation Portfolio      Seeks to obtain the highest potential    Prudential Investments LLC
                                                   total return consistent with its         Quantitative Management
                                                   specified level of risk tolerance.       Associates LLC

AST ClearBridge Dividend Growth Portfolio          Seeks income, capital preservation, and  ClearBridge Investments, LLC capital appreciation.

AST Cohen & Steers Realty Portfolio                Seeks to maximize total return through   Cohen & Steers Capital
                                                   investment in real estate securities.    Management, Inc.

AST Defensive Asset Allocation Portfolio           Seeks to obtain the highest potential    Prudential Investments LLC
                                                   total return consistent with its         Quantitative Management
                                                   specified level of risk tolerance.       Associates LLC

AST FI Pyramis(R) Asset Allocation Portfolio       Seeks to maximize total return.          Pyramis Global Advisors, LLC
                                                                                            a Fidelity Investments Company

AST FI Pyramis(R) Quantitative Portfolio           Seeks long-term capital growth balanced  Pyramis Global Advisors, LLC
                                                   by current income.                       a Fidelity Investments Company

AST Franklin Templeton Founding Funds Allocation   Seeks capital appreciation while its     Franklin Advisers, Inc.
  Portfolio                                        secondary investment objective is to     Franklin Mutual Advisers, LLC
                                                   seek income.                             Templeton Global Advisors
                                                                                            Limited

AST Franklin Templeton Founding Funds Plus         Seeks capital appreciation.              AST Investment Services, Inc.
  Portfolio                                                                                 Prudential Investments LLC

AST Global Real Estate Portfolio                   Seeks capital appreciation and income.   Prudential Real Estate
                                                                                            Investors

AST Goldman Sachs Large-Cap Value Portfolio        Seeks long-term growth of capital.       Goldman Sachs Asset
                                                                                            Management, L.P.

AST Goldman Sachs Mid-Cap Growth Portfolio         Seeks long-term growth of capital.       Goldman Sachs Asset
                                                                                            Management, L.P.

AST Goldman Sachs Multi-Asset Portfolio            Seeks to obtain a high level of total    Goldman Sachs Asset
                                                   return consistent with its level of      Management, L.P.
                                                   risk tolerance.

AST Goldman Sachs Small-Cap Value Portfolio        Seeks long-term capital appreciation.    Goldman Sachs Asset
                                                                                            Management, L.P.

AST Herndon Large-Cap Value Portfolio              Seeks maximum growth of capital by       Herndon Capital Management,
                                                   investing primarily in the value stocks  LLC
                                                   of larger companies.

AST High Yield Portfolio                           Seeks maximum total return, consistent   J.P. Morgan Investment
                                                   with preservation of capital and         Management, Inc.
                                                   prudent investment management.           Prudential Investment
                                                                                            Management, Inc.

AST International Growth Portfolio                 Seeks long-term capital growth.          Jennison Associates LLC
                                                                                            Neuberger Berman Management
                                                                                            LLC
                                                                                            William Blair & Company, LLC

PORTFOLIO                                                  INVESTMENT                                PORTFOLIO
NAME                                                       OBJECTIVES                              SUBADVISOR(S)
---------                                  ------------------------------------------- ---------------------------------------
AST International Value Portfolio          Seeks capital growth.                       Lazard Asset Management LLC
                                                                                       LSV Asset Management

AST Investment Grade Bond Portfolio        Seeks to maximize total return, consistent  Prudential Investment Management, Inc.
                                           with the preservation of capital and
                                           liquidity needs. Total return is comprised
                                           of current income and capital
                                           appreciation.

AST J.P. Morgan Global Thematic Portfolio  Seeks capital appreciation consistent with  J.P. Morgan Investment Management,
                                           its specified level of risk tolerance.      Inc./ Security Capital Research &
                                                                                       Management Incorporated

AST J.P. Morgan International Equity       Seeks capital growth.                       J.P. Morgan Investment Management,
  Portfolio                                                                            Inc.

AST J.P. Morgan Strategic Opportunities    Seeks to maximize return compared to the    J.P. Morgan Investment Management,
  Portfolio                                benchmark through security selection and    Inc.
                                           tactical asset allocation.

AST Jennison Large-Cap Growth Portfolio    Seeks long-term growth of capital.          Jennison Associates LLC

AST Large-Cap Value Portfolio              Seeks current income and long-term          Hotchkis and Wiley Capital Management,
                                           growth of income, as well as capital        LLC
                                           appreciation.

AST Loomis Sayles Large-Cap Growth         Seeks capital growth. Income realization    Loomis, Sayles & Company, L.P.
  Portfolio                                is not an investment objective and any
                                           income realized on the Portfolio's
                                           investments, therefore, will be incidental
                                           to the Portfolio's objective.

AST Lord Abbett Core Fixed Income          Seeks income and capital appreciation to    Lord, Abbett & Co. LLC
  Portfolio                                produce a high total return.

AST MFS Global Equity Portfolio            Seeks capital growth.                       Massachusetts Financial Services
                                                                                       Company

AST MFS Growth Portfolio                   Seeks long-term capital growth and          Massachusetts Financial Services
                                           future, rather than current income.         Company

AST MFS Large-Cap Value Portfolio          Seeks capital appreciation.                 Massachusetts Financial Services
                                                                                       Company

AST Mid-Cap Value Portfolio                Seeks to provide capital growth by          EARNEST Partners, LLC
                                           investing primarily in mid-capitalization   WEDGE Capital Management L.L.P.
                                           stocks that appear to be undervalued.

AST Money Market Portfolio                 Seeks high current income and maintain      Prudential Investment Management, Inc.
                                           high levels of liquidity.

AST Neuberger Berman Core Bond             Seeks to maximize total return consistent   Neuberger Berman Fixed Income LLC
  Portfolio                                with the preservation of capital.

AST Neuberger Berman Mid-Cap Growth        Seeks capital growth.                       Neuberger Berman Management LLC
  Portfolio

AST Neuberger Berman/LSV Mid-Cap           Seeks capital growth.                       LSV Asset Management
  Value Portfolio                                                                      Neuberger Berman Management LLC

PORTFOLIO                                                    INVESTMENT                                 PORTFOLIO
NAME                                                         OBJECTIVES                               SUBADVISOR(S)
---------                                    -------------------------------------------- ---------------------------------------
AST New Discovery Asset Allocation           Seeks total return.                          C.S. McKee, LP
  Portfolio                                                                               EARNEST Partners, LLC
                                                                                          Epoch Investment Partners, Inc.
                                                                                          Longfellow Investment Management Co.
                                                                                          LLC
                                                                                          Parametric Portfolio Associates LLC
                                                                                          Security Investors, LLC
                                                                                          Thompson, Siegel & Walmsley LLC
                                                                                          Vision Capital Management, Inc.

AST Parametric Emerging Markets Equity       Seeks long-term capital appreciation.        Parametric Portfolio Associates LLC
  Portfolio

AST PIMCO Limited Maturity Bond              Seeks to maximize total return consistent    Pacific Investment Management
  Portfolio                                  with preservation of capital and prudent     Company LLC (PIMCO)
                                             investment management.


AST Preservation Asset Allocation Portfolio  Seeks to obtain the highest potential total  Prudential Investments LLC
                                             return consistent with its specified level   Quantitative Management Associates
                                             of risk tolerance.                           LLC

AST Prudential Core Bond Portfolio           Seeks to maximize total return consistent    Prudential Investment Management, Inc.
                                             with the long-term preservation of capital.

AST Prudential Growth Allocation Portfolio   Seeks total return.                          Prudential Investment Management, Inc.
                                                                                          Quantitative Management Associates
                                                                                          LLC

AST QMA Emerging Markets Equity              Seeks long-term capital appreciation.        Quantitative Management Associates
  Portfolio                                                                               LLC

AST QMA Large-Cap Portfolio                  Seeks long-term capital appreciation.        Quantitative Management Associates
                                                                                          LLC

AST QMA US Equity Alpha Portfolio            Seeks long term capital appreciation.        Quantitative Management Associates
                                                                                          LLC

AST Quantitative Modeling Portfolio          Seeks a high potential return while          Quantitative Management Associates
                                             attempting to mitigate downside risk         LLC
                                             during adverse market cycles.

AST RCM World Trends Portfolio               Seeks highest potential total return         Allianz Global Investors U.S. LLC
                                             consistent with its specified level of risk
                                             tolerance.

AST Schroders Global Tactical Portfolio      Seeks to outperform its blended              Schroder Investment Management North
                                             performance benchmark.                       America Inc./ Schroder Investment
                                                                                          Management North America Ltd.

AST Schroders Multi-Asset World              Seeks long-term capital appreciation.        Schroder Investment Management North
  Strategies Portfolio                                                                    America Inc./ Schroder Investment
                                                                                          Management North America Ltd.

AST Small-Cap Growth Portfolio               Seeks long-term capital growth.              Eagle Asset Management, Inc.
                                                                                          Emerald Mutual Fund Advisers Trust

AST Small-Cap Growth Opportunities           Seeks capital growth.                        RS Investment Management Co. LLC
  Portfolio (formerly AST Federated                                                       Wellington Management Company, LLP
  Aggressive Growth Portfolio):

PORTFOLIO                                                  INVESTMENT                               PORTFOLIO
NAME                                                       OBJECTIVES                             SUBADVISOR(S)
---------                                  -------------------------------------------- -----------------------------------
AST Small-Cap Value Portfolio              Seeks to provide long-term capital growth    ClearBridge Investments, LLC
                                           by investing primarily in small-             J.P. Morgan Investment Management,
                                           capitalization stocks that appear to be      Inc.
                                           undervalued.                                 LMC Investments, LLC

AST T. Rowe Price Asset Allocation         Seeks a high level of total return by        T. Rowe Price Associates, Inc.
  Portfolio                                investing primarily in a diversified
                                           portfolio of equity and fixed income
                                           securities.

AST T. Rowe Price Equity Income Portfolio  Seeks to provide substantial dividend        T. Rowe Price Associates, Inc.
                                           income as well as long-term growth of
                                           capital through investments in the
                                           common stocks of established companies.

AST T. Rowe Price Large-Cap Growth         Seeks long-term growth of capital by         T. Rowe Price Associates, Inc.
  Portfolio                                investing predominantly in the equity
                                           securities of a limited number of large,
                                           carefully selected, high-quality U.S.
                                           companies that are judged likely to
                                           achieve superior earnings growth.

AST T. Rowe Price Natural Resources        Seeks long-term capital growth primarily     T. Rowe Price Associates, Inc.
  Portfolio                                through investing in the common stocks
                                           of companies that own or develop natural
                                           resources (such as energy products,
                                           precious metals and forest products) and
                                           other basic commodities.

AST Templeton Global Bond Portfolio        Seeks to provide current income with         Franklin Advisers, Inc.
                                           capital appreciation and growth of
                                           income.

AST Wellington Management Hedged           Seeks to outperform a mix of 50% Russell     Wellington Management Company LLP
  Equity Portfolio                         3000(R) Index, 20% MSCI EAFE Index,
                                           and 30% Treasury Bill Index over a full
                                           market cycle by preserving capital in
                                           adverse markets utilizing an options
                                           strategy while maintaining equity
                                           exposure to benefit from up markets
                                           through investments in Wellington
                                           Management's equity investment
                                           strategies.

AST Western Asset Core Plus Bond           Seeks to maximize total return, consistent   Western Asset Management Company/
  Portfolio                                with prudent investment management and       Western Asset Management Company
                                           liquidity needs, by investing to obtain the  Limited
                                           average duration specified for the
                                           Portfolio.

AST Western Asset Emerging Markets Debt    Seeks to maximize total return.              Western Asset Management Company/
  Portfolio                                                                             Western Asset Management Company
                                                                                        Limited

PORTFOLIO                                    INVESTMENT                       PORTFOLIO
NAME                                         OBJECTIVES                     SUBADVISOR(S)
---------                     ------------------------------------------ ---------------------
ProFund VP Consumer Goods     Seeks investment results, before fees and  ProFund Advisors LLC expenses, that correspond to the
                              performance of the Dow Jones U.S.
                              Consumer GoodsSM Index (the "Index").

ProFund VP Consumer Services  Seeks investment results, before fees and  ProFund Advisors LLC expenses, that correspond to the
                              performance of the Dow Jones U.S.
                              Consumer ServicesSM Index (the
                              "Index").

ProFund VP Financials         Seeks investment results, before fees and  ProFund Advisors LLC expenses, that correspond to the
                              performance of the Dow Jones U.S.
                              FinancialsSM Index (the "Index").

ProFund VP Health Care        Seeks investment results, before fees and  ProFund Advisors LLC expenses, that correspond to the
                              performance of the Dow Jones U.S.
                              Health Care/SM/ Index (the "Index").

ProFund VP Industrials        Seeks investment results, before fees and  ProFund Advisors LLC expenses, that correspond to the
                              performance of the Dow Jones U.S.
                              IndustrialsSM Index (the "Index").

ProFund VP Large-Cap Growth   Seeks investment results, before fees and  ProFund Advisors LLC expenses, that correspond to the
                              performance of the S&P 500(R) Growth
                              Index (the "Index").

ProFund VP Large-Cap Value    Seeks investment results, before fees and  ProFund Advisors LLC expenses, that correspond to the
                              performance of the S&P 500(R) Value
                              Index (the "Index").

ProFund VP Mid-Cap Growth     Seeks investment results, before fees and  ProFund Advisors LLC expenses, that correspond to the
                              performance of the S&P MidCap 400(R)
                              Growth Index (the "Index").

ProFund VP Mid-Cap Value      Seeks investment results, before fees and  ProFund Advisors LLC expenses, that correspond to the
                              performance of the S&P MidCap 400(R)
                              Value Index (the "Index").

ProFund VP Real Estate        Seeks investment results, before fees and  ProFund Advisors LLC expenses, that correspond to the
                              performance of the Dow Jones U.S. Real
                              EstateSM Index (the "Index").

ProFund VP Small-Cap Growth   Seeks investment results, before fees and  ProFund Advisors LLC expenses, that correspond to the
                              performance of the S&P SmallCap 600(R)
                              Growth Index(R) (the "Index").

PORTFOLIO                                     INVESTMENT                       PORTFOLIO
NAME                                          OBJECTIVES                     SUBADVISOR(S)
---------                      ------------------------------------------ ---------------------
ProFund VP Small-Cap Value     Seeks investment results, before fees and  ProFund Advisors LLC expenses, that correspond to the
                               performance of the S&P SmallCap 600(R)
                               Value Index (the "Index").

ProFund VP Telecommunications  Seeks investment results, before fees and  ProFund Advisors LLC expenses, that correspond to the
                               performance of the Dow Jones U.S.
                               TelecommunicationsSM Index (the
                               "Index").

ProFund VP Utilities           Seeks investment results, before fees and  ProFund Advisors LLC expenses, that correspond to the
                               performance of the Dow Jones U.S.
                               UtilitiesSM Index (the "Index").


Dow Jones has no relationship to the ProFunds VP, other than the licensing of the Dow Jones sector indices and its service marks for use in connection with the ProFunds VP. The ProFunds VP are not sponsored, endorsed, sold, or promoted by Standard & Poor's or NASDAQ, and neither Standard & Poor's nor NASDAQ makes any representations regarding the advisability of investing in the ProFunds VP.

Prudential Real Estate Investors is a business unit of Prudential Investment Management, Inc.



Security Capital Research & Management Incorporated is a wholly owned subsidiary of J.P. Morgan Investment Management Inc.

WHAT ARE THE FIXED RATE OPTIONS?

The Fixed Rate Options consist of a one-year Fixed Rate Option, an Enhanced Fixed Rate Option used with our Enhanced Dollar Cost Averaging Program, and (with respect to TrueIncome - Highest Daily only), the Benefit Fixed Rate Account. We describe the Benefit Fixed Rate Account in the section of the prospectus concerning TrueIncome - Highest Daily.

No specific fees or expenses are deducted when determining the rate we credit to a Fixed Rate Option. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to a Fixed Rate Option, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would. That is, such factors result in a reduction to the interest rate. Any Tax Charge applies to amounts that are taken from the Sub-accounts or the Fixed Rate Options. We reserve the right to terminate offering certain Guarantee periods for new or renewing Fixed Rate Options.

ONE-YEAR FIXED INTEREST RATE OPTION

We offer a one-year Fixed Rate Option. When you select this option, your payment will earn interest at the established rate for the applicable interest rate period. A new interest rate period is established every time you allocate or transfer money into a Fixed Rate Option. You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time. While these interest rates may change from time to time the minimum interest rate is what is set forth in your Annuity contract. The interest rate that we credit to the Fixed Rate Options may be reduced by an amount that corresponds to the asset-based charges assessed against the Sub-accounts. Amounts allocated to the Fixed Rate Option become part of Allstate Life's general assets.

We set a one-year base guaranteed annual interest rate for the one-year Fixed Rate Option. We may also provide an additional interest rate on each purchase payment allocated to this option for the first year after the payment. This additional interest rate will not apply to amounts transferred from other investment options within an Annuity or amounts remaining in this option for more than one year. We will permit transfers out of the one-year Fixed Rate Option only during the 30 day period following the end of the one-year period. We retain the right to limit the amount of Account Value that may be transferred into or out of the one-year Fixed Rate Option. In addition, we reserve the right to cease offering this investment option for periods of time.

OTHER FIXED RATE INTEREST OPTIONS WE MAY OFFER FROM TIME TO TIME

From time to time we may offer an Enhanced Dollar Cost Averaging ("DCA") program. If we do, you may allocate all or part of any Purchase Payment to the Enhanced Fixed Rate Option. You would then automatically transfer amounts over stated periods (e.g., six or twelve months) from the Enhanced Fixed Rate Option to the permissible Sub-accounts that you select. We reserve the right at any time to limit the investment options into which Enhanced Fixed Rate Option assets are transferred. After selecting the time period over which transfers will occur, you may not thereafter change the period during which transfers will be made. You may allocate Purchase Payments to more than one transfer period. You may not transfer from other investment options to the Enhanced Fixed Rate Option. This program is not available if you elect certain optional benefits.

The first periodic transfer will occur on the date you allocate your Purchase Payment to the Enhanced Fixed Rate Option or the date following the end of any free-look period, if later. Subsequent transfers will occur on the monthly anniversary of the first transfer. The amount of each periodic transfer will be based on the period of time during which transfers are scheduled to occur. For example, if you choose a six-payment transfer schedule, each transfer generally will equal 1/6/th/ of the amount you allocated to the Enhanced Fixed Rate Option. The final transfer amount generally will also include the credited interest. You may change at any time the investment options into which the Enhanced Fixed Rate Option assets are transferred, provided that any such investment option is one that we permit. You may make a one time transfer of the remaining value out of your Enhanced Fixed Rate Option, if you so choose. Transfers from the Enhanced Fixed Rate Option do not count toward the maximum number of free transfers allowed under the contract.

If you make a withdrawal or have a fee assessed from your Annuity, and all or part of that withdrawal or fee comes out of the Enhanced Fixed Rate Option, we will recalculate the periodic transfer amount to reflect the change. This recalculation may include some or all of the interest credited to the date of the next scheduled transfer.

By investing amounts on a regular basis instead of investing the total amount at one time, the DCA program may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, Dollar Cost Averaging cannot ensure a profit or protect against loss in a declining market.

NOTE: When a DCA program is established from a Fixed Rate Option, the fixed rate of interest we credit to your Account Value is applied to a declining balance due to the transfers of Account Value to the Sub-accounts during the Guarantee Period. This will reduce the effective rate of return on the Fixed Rate Option over the Guarantee Period.

                               FEES AND CHARGES

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise we will incur a loss. For example, Allstate Life may make a profit on the Insurance Charge if, over time, the actual costs of providing the guaranteed insurance obligations under an Annuity are less than the amount we deduct for the Insurance Charge. To the extent we make a profit on the Insurance Charge, such profit may be used for any other corporate purpose, including payment of other expenses that Allstate Life incurs in promoting, distributing, issuing and administering an Annuity and, in the case of the X Series, to offset a portion of the costs associated with offering the Credit features which are funded through Allstate Life's general account.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk, nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract. A portion of the proceeds that Allstate Life receives from charges that apply to the Sub-accounts may include amounts based on market appreciation of the Sub-account values including, for the X Series, appreciation on amounts that represent any Purchase Credit or Longevity Credit.

WHAT ARE THE CONTRACT FEES AND CHARGES?

Contingent Deferred Sales Charge (CDSC): We do not deduct a sales charge from Purchase Payments you make to your Annuity. However, we may deduct a CDSC if you surrender your Annuity or when you make a partial withdrawal. The CDSC reimburses us for expenses related to sales and distribution of the Annuity, including commissions, marketing materials and other promotional expenses. The CDSC is calculated as a percentage of your Purchase Payment being surrendered or withdrawn. The CDSC percentage varies with the number of years that have elapsed since each Purchase Payment being withdrawn was made. If a withdrawal is effective on the day before the anniversary of the date that the Purchase Payment being withdrawn was made, then the CDSC percentage as of the next following year will apply. The CDSC percentages for the B Series, the L Series, and the X Series are shown under "Summary of Contract Fees and Charges." If you purchase the X Series and make a withdrawal that is subject to the CDSC, we may use part of that CDSC to recoup our costs of providing the Purchase Credit. However, we do not impose any CDSC on your withdrawal of a Credit amount.

With respect to a partial withdrawal, we calculate the CDSC by assuming that any available free withdrawal amount is taken out first (see How Much Can I Withdraw as a Free Withdrawal?). If the free withdrawal amount is not sufficient, we then assume that withdrawals are taken from Purchase Payments that have not been previously withdrawn, on a first-in, first-out basis, and subsequently from any other Account Value in the Annuity.

For purposes of calculating any applicable CDSC on a surrender, the Purchase Payments being withdrawn may be greater than your remaining Account Value or the amount of your withdrawal request. This is most likely to occur if you have made prior partial withdrawals or if your Account Value has declined in value due to negative market performance. In that scenario, we would determine the CDSC amount as the applicable percentage of the Purchase Payments being withdrawn, rather than as a percentage of the remaining Account Value or withdrawal request. Thus, the CDSC would be greater than if it were calculated as a percentage of remaining Account Value or withdrawal amount.

We may waive any applicable CDSC when taking a required minimum distribution from an Annuity purchased as a "qualified" investment. Free Withdrawals and required minimum distributions are each explained more fully in the section entitled "Access to Account Value."

Transfer Fee: Currently, you may make 20 free transfers between investment options each Annuity Year. We currently charge $10.00 for each transfer after the 20/th/ in each Annuity Year. The fee will never be more than $20.00 for each transfer. We do not consider transfers made as part of a dollar cost averaging, automatic rebalancing or asset allocation program when we count the 20 free transfers. All transfers made on the same day will be treated as one
(1) transfer. Renewals or transfers of Account Value from a Fixed Rate Option at the end of its Guarantee Period are not subject to the transfer fee and are not counted toward the 20 free transfers. Similarly, transfers made under our enhanced dollar cost averaging program pursuant to a formula used with an optional benefit are not subject to the Transfer Fee and are not counted toward the 20 free transfers. We may reduce the number of free transfers allowable each Annuity Year (subject to a minimum of eight) without charging a transfer fee unless you make use of electronic means to transmit your transfer requests. We may eliminate the transfer fee for transfer requests transmitted electronically or through other means that reduce our processing costs. If enrolled in any program that does not permit transfer requests to be transmitted electronically, the transfer fee will not be waived.

Annual Maintenance Fee: During the accumulation period we deduct an annual maintenance fee. The annual maintenance fee is $35.00 or 2% of your Account Value (including any amount in Fixed Allocations), whichever is less. This fee will be deducted annually on the anniversary of the Issue Date of your Annuity or, if you surrender your Annuity during the Annuity Year, the fee is deducted at the time of surrender. The fee is taken only from the Sub-accounts. Currently, the annual maintenance fee is only deducted if your Account Value is less than $100,000 on the anniversary of the Issue Date or at the time of surrender. We do not impose the annual maintenance fee upon annuitization, the payment of a Death Benefit, or a medically-related full surrender. We may increase the annual maintenance fee. However, any increase will only apply to Annuities issued after the date of the increase. The amount of this charge may differ in certain states. If you are a beneficiary under the

Beneficiary Continuation Option, the annual maintenance fee is the lesser of $30 or 2% of Account Value if the Account Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.

Tax Charge: Several states and some municipalities charge premium taxes or similar taxes on annuities that we are required to pay. The amount of tax will vary from jurisdiction to jurisdiction and is subject to change. We pay the tax either when Purchase Payments are received, upon surrender or when the Account Value is applied under an annuity option. The tax charge is designed to approximate the taxes that we are required to pay and is assessed as a percentage of Purchase Payments, surrender value, or Account Value as applicable. The tax charge currently ranges up to 3 1/2%. We reserve the right to deduct the charge either at the time the tax is imposed, upon a full surrender of the Annuity or upon annuitization. We may assess a charge against the Sub-accounts and the Fixed Rate Options equal to any taxes which may be imposed upon the Separate Account. We will pay company income taxes on the taxable corporate earnings created by this Separate Account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract.


Insurance Charge: We deduct an Insurance Charge daily. The charge is assessed against the daily assets allocated to the Sub-accounts and is equal to the amount indicated under "Summary of Contract Fees and Charges". The Insurance Charge is the combination of the mortality & expense risk charge and the administration charge. The Insurance Charge is intended to compensate Allstate Life for providing the insurance benefits under each Annuity, including each Annuity's basic Death Benefit that provides guaranteed benefits to your beneficiaries even if the market declines and the risk that persons to whom we guarantee annuity payments will live longer than our assumptions. The charge also compensates us for administrative costs associated with providing the Annuity benefits, including preparation of the contract, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. Finally, the charge compensates us for the risk that our assumptions about the mortality risks and expenses under each Annuity are incorrect and that we have agreed not to increase these charges over time despite our actual costs. We may increase the portion of the total Insurance Charge that is deducted for administrative costs; however, any increase will only apply to Annuities issued after the date of the increase.


The Insurance Charge is not deducted against assets allocated to a Fixed Rate Option. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Rate Options, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would.

Charges for Optional Benefits: If you elect to purchase certain optional benefits, we will deduct an additional charge. For some optional benefits, the charge is deducted from your Account Value allocated to the Sub-accounts. This charge is included in the daily calculation of the Unit price for each Sub-account. For certain other optional benefits, such as TrueIncome - Highest Daily 7, the charge is assessed against the Protected Withdrawal Value and is taken out of the Sub-accounts periodically. Please refer to the sections entitled "Living Benefit Programs" and "Death Benefit" for a description of the charge for each Optional Benefit.

Settlement Service Charge: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a settlement service charge although the Insurance Charge no longer applies. The charge is assessed daily against the assets allocated to the Sub-accounts and is equal to an annual charge of 1.00%.

Fees and expenses incurred by the Portfolios: Each Portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. These fees and expenses are reflected daily by each Portfolio before it provides Allstate Life with the net asset value as of the close of business each Valuation Day. More detailed information about fees and expenses can be found in the prospectuses for the Portfolios.

WHAT CHARGES APPLY TO THE FIXED RATE OPTIONS?

No specific fees or expenses are deducted when determining the rate we credit to a Fixed Rate Option. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Rate Options. Any CDSC or tax charge applies to amounts that are taken from the Sub-accounts or the Fixed Rate Options. That is, the interest rate we credit to a Fixed Rate Option may be reduced to reflect those factors.

WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?

If you select a fixed payment option, the amount of each fixed payment will depend on the Account Value of your Annuity when you elected to annuitize. There is no specific charge deducted from these payments; however, the amount of each annuity payment reflects assumptions about our insurance expenses. Also, a tax charge may apply (see "Tax Charge" above).

EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES

We may reduce or eliminate certain fees and charges or alter the manner in which the particular fee or charge is deducted. For example, we may reduce the amount of any CDSC or the length of time it applies, reduce or eliminate the amount of the Annual Maintenance Fee or reduce the portion of the total Insurance Charge that is deducted as an administration charge. We will not discriminate unfairly between Annuity purchasers if and when we reduce any fees and charges.

                            PURCHASING YOUR ANNUITY

Please note that these Annuities are no longer available for new sales. The information provided in this section is for informational purposes only.

WHAT ARE OUR REQUIREMENTS FOR PURCHASING ONE OF THE ANNUITIES?

We may apply certain limitations, restrictions, and/or underwriting standards as a condition of our issuance of an Annuity and/or acceptance of Purchase Payments. All such conditions are described below.

Initial Purchase Payment:

We no longer allow new purchases of these Annuities. Previously, you must have made a minimum initial Purchase Payment as follows: $1,000 for the B Series and $10,000 for the X Series and the L Series. However, if you decide to make payments under a systematic investment or an electronic funds transfer program, we will accept a lower initial Purchase Payment provided that, within the first Annuity Year, your subsequent Purchase Payments plus your initial Purchase Payment total the minimum initial Purchase Payment amount required for the Annuity purchased.

We must approve any initial and additional Purchase Payments where the total amount of Purchase Payments equals $1,000,000 or more with respect to this Annuity and any other annuities you are purchasing from us (or that you already own) and/or our affiliates. Applicable laws designed to counter terrorists and prevent money laundering might, in certain circumstances, require us to block an Annuity Owner's ability to make certain transactions, and thereby refuse to accept Purchase Payments or requests for transfers, partial withdrawals, total withdrawals, death benefits, or income payments until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your Annuity to government regulators.

Speculative Investing - Do not purchase this Annuity if you, anyone acting on your behalf, and/or anyone providing advice to you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme now or at any time prior to termination of the Annuity. Your Annuity may not be traded on any stock exchange or secondary market. By purchasing this Annuity, you represent and warrant that you are not using this Annuity, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

Currently, we will not permit changes in ownership or allow assignments to certain ownership types, including but not limited to: corporations, partnerships, endowments and grantor trusts with multiple grantors. Further, we will only allow changes of ownership and/or permit assignments to certain ownership types if the Annuity is held exclusively for the benefit of the designated annuitant. These rules are subject to state law. Additionally, we will not permit election or re-election of any optional death benefit or optional living benefit by certain ownership types. We reserve the right to further limit, restrict and/or change these rules in the future, to the extent permitted by state law. Further, please be aware that we do not provide administration for employer-sponsored plans and may also limit the number of plan participants that elect to use our Annuity as a funding vehicle.

Except as noted below, Purchase Payments must be submitted by check drawn on a U.S. bank, in U.S. dollars, and made payable to Allstate Life. Purchase Payments may also be submitted via 1035 exchange or direct transfer of funds. Under certain circumstances, Purchase Payments may be transmitted to Allstate Life via wiring funds through your Financial Professional's broker-dealer firm. Additional Purchase Payments may also be applied to your Annuity under an electronic funds transfer, an arrangement where you authorize us to deduct money directly from your bank account. We may reject any payment if it is received in an unacceptable form. We may also suspend or cancel electronic funds transfer privileges if we have limited, restricted, suspended or rejected our acceptance of additional Purchase Payments. Our acceptance of a check is subject to our ability to collect funds.

Age Restrictions:

Unless we agree otherwise and subject to our rules, the Owner (or Annuitant if entity owned) must not be older than a maximum issue age as of the Issue Date of the Annuity as follows: age 85 for the B Series and the L Series and age 75 for the X Series. No additional Purchase Payments will be permitted after age 85 for any of the Annuities. If an Annuity is owned jointly, the oldest of the Owners must not be older than the maximum issue age on the Issue Date. You should consider your need to access your Account Value and whether the Annuity's liquidity features will satisfy that need. If you take a distribution prior to age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. The availability and level of protection of certain optional benefits may vary based on the age of the Owner on the Issue Date of the Annuity or the date of the Owner's death.

Owner, Annuitant and Beneficiary Designations:

We will ask you to name the Owner(s), Annuitant and one or more Beneficiaries for your Annuity.

..   Owner: The Owner(s) holds all rights under the Annuity. You may name up to two Owners in which case all ownership rights are held jointly. Generally, joint owners are required to act jointly; however, if each owner provides us with an instruction that we find acceptable, we will permit each owner to act independently on behalf of both owners. All information and documents that we are required to send you will be sent to the first named owner. The co-ownership by entity-owners or an entity-owner and an individual is not permitted. Refer to the Glossary of Terms for a complete description of the term "Owner."

..   Annuitant: The Annuitant is the person upon whose life we continue to make annuity payments. You must name an Annuitant who is a natural person. We do not accept a designation of joint Annuitants during the accumulation period. In limited circumstances we may allow you to name one or more Contingent Annuitants with our prior approval. A Contingent Annuitant will become the Annuitant if the Annuitant

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

    dies before the Annuity Date. Please refer to the discussion of "Considerations for Contingent Annuitants" in the Tax Considerations section of the prospectus. Each Annuity offers Sub-accounts designed for Owners who wish to engage in frequent transfers (i.e., one or more of the Sub-accounts corresponding to the ProFund Portfolios and the AST Money Market Portfolio), and we encourage Owners seeking frequent transfers to utilize those Sub-accounts.

..   Beneficiary: The beneficiary is the person(s) or entity you name to receive the Death Benefit. Your beneficiary designation should be the exact name of your beneficiary, not only a reference to the beneficiary's relationship to you. If you use a designation of "surviving spouse," we will pay the Death Benefit to the individual that is your spouse at the time of your death (as defined under the federal tax laws and regulations). If no beneficiary is named, the Death Benefit will be paid to you or your estate.

Your right to make certain designations may be limited if your Annuity is to be used as an IRA or other "qualified" investment that is given beneficial tax treatment under the Code. You should seek competent tax advice on the income, estate and gift tax implications of your designations.

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                             MANAGING YOUR ANNUITY


MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?

You may change the Owner, Annuitant and beneficiary designations by sending us a request in writing in a form acceptable to us. Upon an ownership change, any automated investment or withdrawal programs will be canceled. The new owner must submit the applicable program enrollment if they wish to participate in such a program. Where allowed by law, such changes will be subject to our acceptance. Some of the changes we will not accept include, but are not limited to:

..   a new Owner subsequent to the death of the Owner or the first of any co-Owners to die, except where a spouse-Beneficiary has become the Owner as a result of an Owner's death;

..   a new Annuitant subsequent to the Annuity Date;


..   for "nonqualified" investments, a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity;


..   a change in beneficiary if the Owner had previously made the designation irrevocable; and

..   a new Owner or Annuitant that is a certain ownership type, including but not limited to corporations, partnerships, endowments, and grantor trusts with multiple grantors (if allowed by state law).

There are also restrictions on designation changes when you have elected certain optional benefits. See the "Living Benefits" and "Death Benefits" section of the Prospectus for any such restrictions.

Written Requests and Forms in Good Order. Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.


If you wish to change the Owner and/or Beneficiary under the Annuity, or to assign the Annuity, you must deliver the request to us in writing at our Service Office. Any change of Owner and/or Beneficiary, or assignment of the Annuity, will take effect when accepted and recorded by us (unless an alternative rule is stipulated by applicable State law). We are not responsible for any transactions processed before a change of Owner and/or Beneficiary, and an assignment of the Annuity, is accepted and recorded by us. Unless prohibited by applicable State law, we reserve the right to refuse a proposed change of Owner and/or Beneficiary, and a proposed assignment of the Annuity. We accept assignments of nonqualified Annuities only.


We will reject a proposed change where the proposed Owner, Annuitant, Beneficiary or assignee is any of the following:

..   a company(ies) that issues or manages viatical or structured settlements;

..   an institutional investment company;

..   an Owner with no insurable relationship to the Annuitant or Contingent
    Annuitant (a "Stranger-Owned Annuity" or "STOA"); or

..   a change in designation(s) that does not comply with or that we cannot administer in compliance with Federal and/or state law.

We will implement this right on a non-discriminatory basis, and to the extent allowed by State law, and are not obligated to process any such request within any particular timeframe. We assume no responsibility for the validity or tax consequences of any change of Owner and/or Beneficiary or any assignment of the Annuity, and may be required to make reports of ownership changes and/or assignments to the appropriate federal, state and/or local taxing authorities. You should consult with a qualified tax adviser for complete information and advice prior to any ownership change or assignment. Once an ownership change or assignment is processed, the tax reporting cannot be reversed.

Death Benefit Suspension Upon Change of Owner or Annuitant. If there is a change of Owner or Annuitant, the change may affect the amount of the Death Benefit. See the Death Benefit section of this prospectus for additional details.


Spousal Designations. If an Annuity is co-owned by spouses, we will assume that the sole primary Beneficiary is the surviving spouse that was named as the co-owner unless you designate a different Beneficiary. Unless you designate a different Beneficiary, upon the death of either spousal Owner, the surviving spouse may elect to assume ownership of the Annuity instead of taking the Death Benefit payment. The Death Benefit that would have been payable will be the new Account Value of the Annuity as of the date of due proof of death and any required proof of a spousal relationship. As of the date the assumption is effective, the surviving spouse will have all the rights and benefits that would be available under the Annuity to a new purchaser of the same attained age. For TrueIncome - Spousal, the eligible surviving spouse will also be able to assume the benefit with the Annuity. See the description of this benefit in the "Living Benefit Programs" section of this prospectus. For purposes of determining any future Death Benefit for the beneficiary of the surviving spouse, the new Account Value will be considered as the initial Purchase Payment. No CDSC will apply to the new Account Value. However, any additional Purchase Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.


Spousal assumption is only permitted to spouses as defined by federal law. See the second paragraph in the "Tax Considerations" chapter for more information.

Note that any division of your Annuity due to divorce will be treated as a withdrawal and the non-owner spouse may then decide whether he or she would like to purchase a new Annuity, subject to the rules current at the time of purchase, with the withdrawn funds.

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

Prior to a recent Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act ("DOMA"), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing for federal law purposes a valid same sex marriage. The Windsor decision means that the favorable tax benefits afforded by the federal tax law to an opposite sex spouse under the Internal Revenue Code (IRC) are now available to a same sex spouse.


On August 29, 2013, the Internal Revenue Service ("IRS") issued guidance on its position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same sex marriages, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. If a state does not recognize a civil union or a registered domestic partnership as a marriage, it is not a marriage for federal tax purposes.

Currently, a case in pending with the U.S. Supreme Court that may address several unanswered questions regarding the application of federal and state law to same sex marriages, civil unions and domestic partnerships. Absent further guidance from a state to the contrary, we will tax report and withhold at the state level consistent with the characterization of a given transaction under federal law (for example, a tax-free rollover).

Please see "Tax Considerations" for more information. Please consult with your tax or legal adviser for more information.


MAY I RETURN MY ANNUITY IF I CHANGE MY MIND?

If after purchasing your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel period. This is often referred to as a "free-look." Depending on the state in which you purchased your Annuity and, in some states, if you purchased the Annuity as a replacement for a prior contract, the right to cancel period may be ten (10) days or longer, measured from the time that you received your Annuity. You must send your Annuity to us before the end of the applicable time period. If you return your Annuity during the applicable period, we will refund your current Account Value plus any tax charge deducted, and depending on your state's requirements, any applicable insurance charges deducted. The amount returned to you may be higher or lower than the Purchase Payment(s) applied during the right to cancel period. However where required by law, we will return your Purchase Payment(s) if they are greater than your current Account Value, less any federal and state income tax withholding. With respect to the X Series, if you return your Annuity, we will not return any Purchase Credits we applied to your Annuity based on your Purchase Payments.

MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?

The minimum amount that we accept as an additional Purchase Payment is $100 unless you participate in Allstate Life's systematic investment plan or a periodic purchase payment program. Purchase payments made while you participate in an asset allocation program will be allocated in accordance with such program. Additional Purchase Payments may be paid at any time before the Annuity Date and prior to the Owner's 86/th/ birthday. However, purchase payments are not permitted if the Account Value drops to zero.

MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?

You can make additional Purchase Payments to your Annuity by authorizing us to deduct money directly from your bank account and applying it to your Annuity. We call our electronic funds transfer program "Allstate Life's Systematic Investment Plan." We may allow you to invest in your Annuity with a lower initial Purchase Payment, as long as you authorize payments through an electronic funds transfer that will equal at least the minimum Purchase Payment set forth above during the first 12 months of your Annuity. We may suspend or cancel electronic funds transfer privileges if sufficient funds are not available from the applicable financial institution on any date that a transaction is scheduled to occur. We may also suspend or cancel electronic funds transfer privileges if we have limited, restricted, suspended or rejected our acceptance of additional purchase payments.

MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?

These types of programs are only available with certain types of qualified investments. If your employer sponsors such a program, we may agree to accept periodic Purchase Payments through a salary reduction program as long as the allocations are made only to Sub-accounts and the periodic Purchase Payments received in the first year total at least the minimum Purchase Payment set forth above.

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


                          MANAGING YOUR ACCOUNT VALUE


HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?

(See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)

Initial Purchase Payment: Once we accept your application, we invest your Purchase Payment in your Annuity according to your instructions for allocating your Account Value. The Purchase Payment is your initial Purchase Payment minus any tax charges that may apply. You can allocate Purchase Payments to one or more Sub-accounts or a Fixed Rate Option (other than the Benefit Fixed Rate Account). Investment restrictions will apply if you elect certain optional benefits.

Subsequent Purchase Payments: Unless you have provided us with other specific allocation instructions for one, more than one, or all subsequent Purchase Payments, we will allocate any additional Purchase Payments you make according to your initial Purchase Payment allocation instructions. If you so instruct us, we will allocate subsequent Purchase Payments according to any new allocation instructions.

HOW DO I RECEIVE A LONGEVITY CREDIT UNDER THE X SERIES?

We apply a Longevity Credit to your Annuity's Account Value beginning at the end of your tenth Annuity Year ("tenth Annuity Anniversary") and every Annuity Anniversary thereafter. The Longevity Credit is equal to 0.40% of the sum of all Purchase Payments that have been in the Annuity for more than 9 years less the cumulative amount of withdrawals made (including the deduction of any CDSC amounts) through the end of the period. On any Annuity Anniversary, if the total Purchase Payments that have been in the Annuity for more than 9 years are less than the cumulative amount of withdrawals made, no Longevity Credit will be applied to your Annuity. Also, no Longevity Credit will be applied to your Annuity if your Account Value is zero when a Longevity Credit would otherwise be paid. This would include any situation where the Annuity is still in force due to the fact that payments are being made under an optional benefit such as TrueIncome, TrueIncome - Spousal, TrueIncome - Highest Daily, TrueIncome Highest Daily 7, or TrueIncome - Spousal Highest Daily 7. In addition, no Longevity Credit will be applied to your Annuity if before the Annuity Anniversary when a Longevity Credit would otherwise be paid: (i) you have surrendered your Annuity; (ii) you have annuitized your Annuity; or (iii) we have received due proof of your death (and there has been no spousal continuation election made). If your spouse continues the contract under our spousal continuation option, we will apply the Longevity Credit to your Annuity beginning on the tenth Annuity Anniversary measured from the date that we originally issued you the Annuity. Since the Longevity Credit is applied to the Account Value only, any guarantees that are not based on Account Value will not reflect the Longevity Credit. Similarly, guarantees that are made against a loss in Account Value will not be triggered in certain very limited circumstances where they otherwise would have been, had no Longevity Credit been applied to the Account Value.

HOW ARE LONGEVITY CREDITS APPLIED TO MY ACCOUNT VALUE UNDER THE X SERIES?

Any Longevity Credit that is allocated to your Account Value will be allocated to a Fixed Rate Option, the Benefit Fixed Rate Account and Sub-accounts in the same percentages as Purchase Payments are then being allocated to your Annuity.

HOW DO I RECEIVE A PURCHASE CREDIT UNDER THE X SERIES?

We apply a "Purchase Credit" to your Annuity's Account Value each time you make a Purchase Payment. The amount of the Purchase Credit is payable from our general account. The amount of the Purchase Credit depends on the age of the oldest Owner (or Annuitant if entity-owned) when the Purchase Payment is applied to the Annuity according to the table below:

      Oldest owner's age on the date    Purchase credit on purchase payments
      that  the purchase payment is                 as they are
          applied to the annuity               applied to the annuity
      ------------------------------    ------------------------------------
                   0-80                                 6.00%*
                  81-85                                 3.00%

* For X series Annuities issued prior to December 10, 2007, the credit applicable to ages 0-80 is 5%.

HOW IS EACH PURCHASE CREDIT APPLIED TO ACCOUNT VALUE UNDER THE X SERIES ANNUITY?

Each Purchase Credit is allocated to your Account Value at the time the Purchase Payment is applied to your Account Value. The amount of the Purchase Credit is allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.

Examples of Applying the Purchase Credit

Initial Purchase Payment

Assume you are 65 years old and you make an initial Purchase Payment of $450,000. We would apply a 6.0% Purchase Credit to your Purchase Payment and allocate the amount of the Purchase Credit ($27,000 = $450,000 X .06) to your Account Value in the same proportion that your Purchase Payment is allocated.

The amount of any Purchase Credit applied to your X Series Account Value can be recovered by Allstate Life under certain circumstances:

..   any Purchase Credit applied to your Account Value on Purchase Payments made within the 12 months before the Owner's (or Annuitant's if entity-owned) date of death will be recovered (to the extent allowed by state law); and

..   the amount available under the medically-related surrender portion of the
    Annuity will not include the amount of any Purchase Credit payable on Purchase Payments made within 12 months of the date the medically-related surrender is exercised; and

..   if you elect to "free-look" your Annuity, the amount returned to you will not include the amount of any Purchase Credit.

The Account Value may be substantially reduced if Allstate Life recovers the Purchase Credit amount under these circumstances. The amount we take back will equal the Purchase Credit, without adjustment up or down for investment performance. Therefore, any gain on the Purchase Credit amount will not be taken back. But if there was a loss on the Purchase Credit, the amount we take back will still equal the amount of the Purchase Credit. We do not deduct a CDSC in any situation in which we recover the Purchase Credit amount.

General Information about the Purchase Credit Feature

..   We do not consider a Purchase Credit to be "investment in the contract" for income tax purposes.

..   You may not withdraw the amount of any Purchase Credit under the Free
    Withdrawal provision. The Free Withdrawal provision only applies to withdrawals of Purchase Payments.

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?

During the accumulation period you may transfer Account Value between investment options subject to the restrictions outlined below. Transfers are not subject to taxation on any gain. We do not currently require a minimum amount in each Sub-account to which you allocate Account Value at the time of any allocation or transfer.

Currently, any transfer involving the ProFunds VP Sub-accounts must be received by us no later than 3:00 p.m. Eastern time (or one hour prior to any announced closing of the applicable securities exchange) to be processed on the current Valuation Day. The "cut-off" time for such financial transactions involving a ProFunds VP Sub-account will be extended to 1/2 hour prior to any announced closing (generally, 3:30 p.m. Eastern time) for transactions submitted electronically, including through our Internet website (www.accessallstate.com). Owners attempting to process a transfer request between the applicable "cut-off" time and 4:00 p.m., are informed that their transactions cannot be processed as requested.

We may impose specific restrictions on financial transactions (including transfer requests) for certain Portfolios based on the Portfolio's investment and/or transfer restrictions. We may do so to conform to any present or future restriction that is imposed by any Portfolio available under an Annuity. Currently, we charge $10.00 for each transfer you make after the twentieth (20/th/) in each Annuity Year. Transfers made as part of a dollar cost averaging or automatic rebalancing program do not count toward the twenty free transfer limit. Renewals or transfers of Account Value from a Fixed Rate Option at the end of its Guarantee Period or pursuant to the Enhanced Fixed Rate Option are not subject to the transfer charge. We may reduce the number of free transfers allowable each Annuity Year (subject to a minimum of eight) without charging a Transfer Fee unless you make use of electronic means to transmit your transfer requests. We may also increase the Transfer Fee that we charge to $20.00 for each transfer you make after you have reached your free transfer limit. We may eliminate the Transfer Fee for transfer requests transmitted electronically or through other means that reduce our processing costs. If enrolled in any program that does not permit transfer requests to be transmitted electronically, the Transfer Fee will not be waived.

Once you have made 20 transfers among the Sub-accounts during an Annuity Year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this 20 transfer limit, we (i) do not view a facsimile transmission or other electronic transmission as a "writing",
(ii) will treat multiple transfer requests submitted on the same Valuation Day as a single transfer, and (iii) do not count any transfer that solely involves Sub-accounts corresponding to any ProFund portfolio and/or the AST Money Market Portfolio, or any transfer that involves one of our systematic programs, such as automated withdrawals.

Frequent transfers among Sub-accounts in response to short-term fluctuations in markets, sometimes called "market timing," can make it very difficult for a Portfolio manager to manage a Portfolio's investments. Frequent transfers may cause the Portfolio to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance.

In light of the risks posed to Owners and other investors by frequent transfers, we reserve the right to limit the number of transfers in any Annuity Year for all existing or new Owners and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any Annuity Year or to refuse any transfer request for an Owner or certain Owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by a Portfolio (e.g., by the Portfolio's portfolio manager) that the purchase or redemption of shares in the Portfolio must be restricted because the Portfolio believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected Portfolio. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular Portfolio. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

..   With respect to each Sub-account (other than the AST Money Market
    Sub-account or any ProFund Sub-account), we track amounts exceeding a certain dollar threshold that were transferred into the Sub-account. If you transfer such amount into a particular Sub-account, and within 30 calendar days thereafter transfer (the "Transfer Out") all or a portion of that amount into another Sub-account, then upon the Transfer Out, the former Sub-account becomes restricted (the "Restricted Sub-account"). Specifically, we will not permit subsequent transfers into the Restricted Sub-account for 90 calendar days after the Transfer Out if the Restricted Sub-account invests in a non-international Portfolio, or 180 calendar days after the Transfer Out if the Restricted Sub-account invests in an international Portfolio. For purposes of this rule, we (i) do not count transfers made in connection with one of our systematic programs, such as automated withdrawals; (ii) do not count any transfer that solely involves any ProFund portfolio and/or the AST Money Market Portfolio; and (iii) do not categorize as a transfer the first transfer that you make after the Issue Date, if you make that transfer within 30 calendar days after the Issue Date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your Annuity at any time.

..   We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving the Sub-accounts on the Valuation Day subsequent to the Valuation Day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to Owners that explains the practice in detail.

If we deny one or more transfer requests under the foregoing rules, we will inform you or your Financial Professional promptly of the circumstances concerning the denial. There are contract owners of different variable annuity contracts that are funded through the same Separate Account that may not be subject to the above-referenced transfer restrictions and, therefore, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Finally, there are contract owners of other variable annuity contracts or variable life contracts that are issued by Allstate Life as well as other insurance companies that may have the same Portfolios available to them. Since some contract owners are not subject to the same transfer restrictions, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Similarly, while contracts managed by a Financial Professional or third party investment advisor are subject to the restrictions on transfers between investment options that are discussed above, if the advisor manages a number of contracts in the same fashion unfavorable consequences may be associated with management activity since it may involve the movement of a substantial portion of an underlying mutual fund's assets which may affect all contract owners invested in the affected options. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly (including contracts managed by a Financial Professional) and will not waive a transfer restriction for any contract owner.

Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.

The Portfolios have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce any such current or future policies and procedures. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners (including an Annuity Owner's TIN number), and
(2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the excessive trading policies established by the Portfolio. In addition, you should be aware that some Portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their excessive trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios.


A Portfolio also may assess a short term trading fee (also referred to as a "redemption fee") in connection with a transfer out of the Sub-account investing in that Portfolio that occurs within a certain number of days following the date of allocation to the Sub-account. Each Portfolio determines the amount of the short term trading fee and when the fee is imposed. The fee is retained by or paid to the Portfolio and is not retained by us. The fee will be deducted from your Account Value.


DO YOU OFFER MORE THAN ONE DOLLAR COST AVERAGING PROGRAM?

Yes. As discussed below, we offer Dollar Cost Averaging Programs during the accumulation period. In general, Dollar Cost Averaging allows you to systematically transfer an amount periodically from one Sub-account to one or more other Sub-accounts. You can choose to transfer earnings only, principal plus earnings or a flat dollar amount. You may elect a Dollar Cost Averaging program that transfers amounts monthly, quarterly, semi-annually, or annually from Sub-accounts. By investing amounts on a regular basis instead of investing the total amount at one time, Dollar Cost Averaging may decrease the effect of market fluctuation on the investment of your Purchase Payment. This may result in a lower average cost of units over time. However, there is no guarantee that Dollar Cost Averaging will result in a profit or protect against a loss in a declining market. We do not deduct a charge for participating in a Dollar Cost Averaging program. The Dollar Cost Averaging Program is in addition to any Dollar Cost Averaging program that would be made available in connection with any Enhanced Fixed Rate Option we may offer from time to time as described above.

DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?

Yes. During the accumulation period, we offer Automatic Rebalancing among the Sub-accounts you choose. You can choose to have your Account Value rebalanced monthly, quarterly, semi-annually, or annually. On the appropriate date, the Sub-accounts you chose are rebalanced to the allocation percentages you requested. With Automatic Rebalancing, we transfer the appropriate amount from the "overweighted" Sub-accounts to the "underweighted" Sub-accounts to return your allocations to the percentages you request. For example, over time the performance of the Sub-accounts will differ, causing your percentage allocations to shift.

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Any transfer to or from any Sub-account that is not part of your Automatic
Rebalancing program, will be made; however, that Sub-account will not become part of your rebalancing program unless we receive instructions from you indicating that you would like such option to become part of the program.

There is no minimum Account Value required to enroll in Automatic Rebalancing. All rebalancing transfers as part of an Automatic Rebalancing program are not included when counting the number of transfers each year toward the maximum number of free transfers. We do not deduct a charge for participating in an Automatic Rebalancing program. Participation in the Automatic Rebalancing program may be restricted if you are enrolled in certain other optional programs. Sub-accounts that are part of a systematic withdrawal program or Dollar Cost Averaging program will be excluded from an Automatic Rebalancing program.

If you are participating in an optional living benefit (such as TrueIncome Highest Daily Lifetime Seven) that makes transfers under a pre-determined mathematical formula, and you have elected automatic rebalancing; you should be aware that: (a) the AST bond portfolio used as part of the pre-determined mathematical formula will not be included as part of automatic rebalancing and
(b) the operation of the formula may result in the rebalancing not conforming to the percentage allocations that you specified originally as part of your Automatic Rebalancing Program.

MAY I GIVE MY FINANCIAL PROFESSIONAL PERMISSION TO FORWARD TRANSACTION INSTRUCTIONS?

Yes. Subject to our rules, your Financial Professional may forward instructions regarding the allocation of your Account Value, and request financial transactions involving investment options. If your Financial Professional has this authority, we deem that all transactions that are directed by your Financial Professional with respect to your Annuity have been authorized by you. You must contact us immediately if and when you revoke such authority. We will not be responsible for acting on instructions from your Financial Professional until we receive notification of the revocation of such person's authority. We may also suspend, cancel or limit these privileges at any time. We will notify you if we do.

Please Note: Contracts managed by your Financial Professional also are subject to the restrictions on transfers between investment options that are discussed in the section entitled "ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?" Since transfer activity under contracts managed by a Financial Professional may result in unfavorable consequences to all contract owners invested in the affected options we reserve the right to limit the investment options available to a particular Owner whose contract is managed by the Financial Professional or impose other transfer restrictions we deem necessary. Your Financial Professional will be informed of all such restrictions on an ongoing basis. We may also require that your Financial Professional transmit all financial transactions using the electronic trading functionality available through our Internet website (www.accessallstate.com). Limitations that we may impose on your Financial Professional under the terms of the administrative agreement do not apply to financial transactions requested by an Owner on their own behalf, except as otherwise described in this Prospectus. Please note that if you have engaged a third party investment advisor to provide asset allocation services with respect to your Annuity, we do not allow you to elect an optional benefit that requires investment in an asset allocation Portfolio and/or that involves mandatory Account Value transfers (e.g. TrueIncome, TrueIncome - Spousal, TrueIncome - Highest Daily, TrueIncome - Highest Daily 7, TrueIncome - Spousal Highest Daily 7, and Highest Daily Value Death Benefit).

We will immediately send you confirmations of transactions that affect your Annuity.

It is your responsibility to arrange for the payment of the advisory fee charged by your investment advisor. Similarly, it is your responsibility to understand the advisory services provided by your investment advisor and the advisory fees charged for the services.

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                            ACCESS TO ACCOUNT VALUE

WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?

During the accumulation period you can access your Account Value through partial withdrawals, Systematic Withdrawals, and where required for tax purposes, Required Minimum Distributions (RMD). You can also surrender your Annuity at any time. We may deduct a portion of the Account Value being withdrawn or surrendered as a CDSC, if applicable. If you surrender your Annuity, in addition to any CDSC, we may deduct the annual maintenance fee, any tax charge that applies and the charge for any optional benefits. Certain amounts may be available to you each Annuity Year that are not subject to a CDSC. These are called "Free Withdrawals." Unless you notify us differently, withdrawals are taken pro rata based on the Account Value in the investment options at the time we receive your withdrawal request (i.e. "pro rata" meaning that the percentage of each investment option withdrawn is the same percentage that the investment option bears to the total Account Value). Each of these types of distributions is described more fully below.

ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS FROM NONQUALIFIED ANNUITIES?


During the Accumulation Period

A distribution during the accumulation period is deemed to come first from any "gain" in your Annuity and second as a return of your "tax basis", if any. Distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. If you take a distribution prior to age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. You may wish to consult a professional tax advisor for advice before requesting a distribution.

During the Annuitization Period

During the annuitization period, a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the payment. The Code and regulations have "exclusionary rules" that we use to determine what portion of each annuity payment should be treated as a return of any tax basis you have in your Annuity. Once the tax basis in your Annuity has been distributed, the remaining annuity payments are fully taxable as ordinary income. The tax basis in your Annuity may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.


There may also be tax implications on distributions from qualified Annuities. See "Tax Considerations" for information about qualified Annuities and for additional information about nonqualified Annuities.


CAN I WITHDRAW A PORTION OF MY ANNUITY?

Yes, you can make a withdrawal during the accumulation period.

   . To meet liquidity needs, you can withdraw a limited amount from your Annuity during each Annuity Year without application of any CDSC. We call this the "Free Withdrawal" amount. The Free Withdrawal amount is not available if you choose to surrender your Annuity. Amounts withdrawn as a Free Withdrawal do not reduce the amount of CDSC that may apply upon a subsequent withdrawal or surrender of your Annuity. The minimum Free Withdrawal you may request is $100.

   . You can also make withdrawals in excess of the Free Withdrawal amount. The maximum amount that you may withdraw will depend on your Annuity's Surrender Value as of the date we process the withdrawal request. After any partial withdrawal, your Annuity must have a Surrender Value of at least $1,000, or we may treat the partial withdrawal request as a request to fully surrender your Annuity. The minimum partial withdrawal you may request is $100. To determine if a CDSC applies to partial withdrawals, we: 1. First determine what, if any, amounts qualify as a Free Withdrawal. These amounts are not subject to the CDSC. 2. Next determine what, if any, remaining amounts are withdrawals of Purchase Payments. Amounts in excess of the Free Withdrawal amount will be treated as withdrawals of Purchase Payments unless all Purchase Payments have been previously withdrawn. These amounts are subject to the CDSC. Purchase Payments are withdrawn on a first-in, first-out basis. We withdraw your oldest Purchase Payments first so that the lowest CDSC will apply to the amount withdrawn. 3. Withdraw any remaining amounts from any other Account Value. These amounts are not subject to the CDSC.

You may request a withdrawal for an exact dollar amount after deduction of any CDSC that applies (called a "net withdrawal") or request a gross withdrawal from which we will deduct any CDSC that applies, resulting in less money being payable to you than the amount you requested. If you request a net withdrawal, the amount deducted from your Account Value to pay the CDSC may also be subject to a CDSC.

Partial withdrawals may also be available following annuitization but only if you choose certain annuity payment options. (Note, however, that we do not permit commutation once annuity payments have commenced).

To request the forms necessary to make a withdrawal from your Annuity, call 1-866-695-2647 or visit our Internet Website at www.accessallstate.com.

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HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?

The maximum Free Withdrawal amount during each Annuity Year is equal to 10% of all Purchase Payments (not including Purchase Credits, for the X Series) that are subject to a CDSC. Withdrawals made within an Annuity Year reduce the Free Withdrawal amount available for the remainder of the Annuity Year. If you do not make a withdrawal during an Annuity Year, you are not allowed to carry over the Free Withdrawal amount to the next Annuity Year.

CAN I MAKE PERIODIC WITHDRAWALS FROM MY ANNUITY DURING THE ACCUMULATION PERIOD?

Yes. We call these "Systematic Withdrawals." You can receive Systematic Withdrawals of earnings only, or a flat dollar amount. Systematic Withdrawals may be subject to a CDSC. We will determine whether a CDSC applies and the amount in the same way as we would for a partial withdrawal.

Systematic Withdrawals can be made from Account Value allocated to the Sub-accounts or the Fixed Rate Option. Generally, Systematic Withdrawals from the Fixed Rate Option are limited to earnings accrued after the program of Systematic Withdrawals begins, or payments of fixed dollar amounts that do not exceed such earnings. Systematic Withdrawals are available on a monthly, quarterly, semi-annual or annual basis. There is no minimum Surrender Value we require to allow you to begin a program of Systematic Withdrawals.

The minimum amount for each Systematic Withdrawal is $100. If any scheduled Systematic Withdrawal is for less than $100 (which may occur under a program that provides payment of an amount equal to the earnings in your Annuity for the period requested), we may postpone the withdrawal and add the expected amount to the amount that is to be withdrawn on the next scheduled Systematic Withdrawal.

If you do not have an optional benefit, we will withdraw systematic withdrawals from the Investment Options you have designated (your "designated Investment Options"). If you do not designate Investment Options for systematic withdrawals, we will withdraw systematic withdrawals pro rata based on the Account Value in the Investment Options at the time we pay out your withdrawal (i.e. "pro rata" meaning that the percentage of each Investment Option withdrawn is the same percentage that the Investment Option bears to the total Account Value). For any scheduled systematic withdrawal for which you have elected a specific dollar amount and have specified percentages to be withdrawn from your designated Investment Options, if the amounts in your designated Investment Options cannot satisfy such instructions, we will withdraw systematic withdrawals pro rata, as just described, based on the Account Value across all your Investment Options. Please note that if you are participating in certain optional living benefits that guarantee lifetime withdrawals (e.g., TrueIncome - Highest Daily) and elect, or have elected, to receive Lifetime Withdrawals using our systematic withdrawal program, please be advised of the current administrative rules associated with this program:

   . Excluding TrueIncome and Spousal TrueIncome, systematic withdrawals must be taken from your Account Value on a pro rata basis from the Investment Options at the time we process each withdrawal.

   .   If you either have or establish a new systematic withdrawal program for
       a) your Annual Income Amount, Annual Withdrawal Amount (only applicable to TrueIncome) or b) for a designated amount that is less than your Annual Income Amount, and we receive a request for a partial withdrawal from your Annuity in Good Order, we will process your partial withdrawal request and may cancel your systematic withdrawal program.

   . Gross Withdrawal or Net Withdrawal. Generally, you can request either a gross withdrawal or a net withdrawal. If, however, you are taking your withdrawal under your living benefit as described above through our Systematic Withdrawal program, you will only be permitted to take that withdrawal on a gross basis. In a gross withdrawal, you request a specific withdrawal amount with the understanding that the amount you actually receive is reduced by an applicable CDSC or tax withholding. In a net withdrawal, you request a withdrawal for an exact dollar amount with the understanding that any applicable deduction for CDSC or tax withholding is taken from your Account Value. This means that an amount greater than the amount of your requested withdrawal will be deducted from your Unadjusted Account Value. To make sure that you receive the full amount requested, we calculate the entire amount, including the amount generated due to the CDSC or tax withholding, that will need to be withdrawn. We then apply the CDSC or tax withholding to that entire amount. As a result, you will pay a greater CDSC or have more tax withheld if you elect a net withdrawal.

   . If you either have or establish a new systematic withdrawal program for an amount greater than your Annual Income Amount, it is important to note that these systematic withdrawals may result in Excess Income which will negatively impact your Annual Income Amount available in future Annuity Years. Taking partial withdrawals in addition to your systematic withdrawal program will further increase the impact on your Annual Income Amount.

   . For a discussion of how a withdrawal of Excess Income would impact your optional living benefits, see "Living Benefits" later in this prospectus.

Ownership changes to and assignment of your Annuity will terminate any systematic withdrawals that had been in effect on the date of the change.


DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTIONS 72(t) AND 72(q) OF THE INTERNAL REVENUE CODE?

Yes. If your Annuity is used as an investment vehicle for certain retirement plans that receive special tax treatment under Sections 408 or 408A of the Code, Section 72(t) of the Code may provide an exception to the 10% penalty tax on distributions made prior to age 59 1/2 if you elect to receive distributions as a series of "substantially equal periodic payments." For Annuities issued as Nonqualified Annuities, the code may provide a similar exception to the 10% penalty tax under Section 72(a) of the Code. Distributions received under these provisions in any Annuity Year that exceed the maximum amount available as a free withdrawal will be subject to any applicable CDSC. To request a program that complies with Sections 72(t)/72(q), you must provide us with certain required information in writing on a form acceptable to us. We may require advance notice to allow us to calculate the amount of 72(t)/72(q) withdrawals. There is no minimum Surrender Value we require to allow you to begin a program


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for withdrawals under Sections 72(t)/72(q). The minimum amount for any such withdrawal is $100 and payments may be made monthly, quarterly, semi-annually or annually.

You may also annuitize your contract and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments before age 59 1/2 that are not subject to the 10% penalty.

WHAT ARE REQUIRED MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?

(See "Tax Considerations" for a further discussion of required minimum distributions.)

Required minimum distributions are a type of Systematic Withdrawal we allow to meet distribution requirements under Section 401(a)(9) of the Code. The required minimum distribution rules under Section 401(a)(9) apply to an Annuity issued as part of an IRA or SEP IRA. Required minimum distribution rules do not apply to Roth IRAs during the owner's lifetime. Under the Code, you may be required to begin receiving periodic amounts from your Annuity. In such case, we will allow you to make Systematic Withdrawals in amounts that satisfy the required minimum distribution rules under the Code. We do not assess a CDSC on required minimum distributions from your Annuity if you are required by law to take such required minimum distribution from your Annuity at the time it is taken provided the amount withdrawn is the amount we calculate as the Required Minimum Distribution and is paid out through a program of systematic withdrawals that we make available. However, a CDSC (if applicable) may be assessed on that portion of a Systematic Withdrawal that is taken to satisfy the required minimum distribution rules in relation to other savings or investment plans.

The amount of the required minimum distribution for your particular situation may depend on other annuities, savings or investments. We will only calculate the amount of your required minimum distribution based on the value of your Annuity. We require three (3) days advance written notice to calculate and process the amount of your payments. You may elect to have required minimum distributions paid out monthly, quarterly, semi-annually or annually. The $100 minimum amount that applies to Systematic Withdrawals applies to monthly minimum distributions but does not apply to required minimum distributions taken out on a quarterly, semi-annual or annual basis.

You may also annuitize your contract and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments and satisfying the required minimum distribution requirements under the Code.

CAN I SURRENDER MY ANNUITY FOR ITS VALUE?

Yes. During the accumulation period you can surrender your Annuity at any time. Upon surrender, you will receive the Surrender Value. Upon surrender of your Annuity, you will no longer have any rights under the surrendered Annuity.

For purposes of calculating any applicable CDSC on surrender, the Purchase Payments being withdrawn may be greater than your remaining Account Value or the amount of your withdrawal request. This is most likely to occur if you have made prior withdrawals under the Free Withdrawal provision or if your Account Value has declined in value due to negative market performance. In that scenario, we would determine the CDSC amount as the applicable percentage of the Purchase Payments being withdrawn, rather than as a percentage of the remaining Account Value or withdrawal request. Thus, the CDSC would be greater than if it were calculated as a percentage of remaining Account Value or withdrawal amount.

Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.


We apply as a threshold, in certain circumstances, a minimum Surrender Value of $1,000. If you purchase an Annuity without a lifetime guaranteed minimum withdrawal benefit, we will not allow you to take any withdrawals that would cause your Annuity's Account Value, after taking the withdrawal, to fall below the minimum Surrender Value. Likewise, if you purchase an Annuity with certain lifetime guaranteed minimum withdrawal benefits, we will not allow you to take a Non-Lifetime Withdrawal (see "Living Benefits") that would cause your Annuity's Account Value, after taking the withdrawal, to fall below the minimum Surrender Value. See "What Types of Annuity Options Are Available?" later in this prospectus for information on the impact of the minimum Surrender Value at annuitization.


To request the forms necessary to surrender your Annuity, call 1-866-695-2647 or visit our Internet Website at www.accessallstate.com.

WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?

Where permitted by law, you may request to surrender all or part of your Annuity prior to the Annuity Date without application of any otherwise applicable CDSC upon occurrence of a medically-related "Contingency Event" as described below (a "Medically-Related Surrender"). The requirements of such a surrender and waiver may vary by state. If you request a full surrender, the amount payable will be your Account Value minus: (a) the amount of any Purchase Credits applied within 12 months prior to your request to surrender your Annuity under this provision (or otherwise stipulated by applicable State law), and (b) the amount of any Purchase Credits added in conjunction with any Purchase Payments received after our receipt of your request for a Medically-Related Surrender (e.g. Purchase Payments received at such time pursuant to a salary reduction program). With respect to partial surrenders, we similarly reserve the right to recapture Purchase Credits as described above (if allowed by State law).

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This waiver of any applicable CDSC is subject to our rules, in place at the time of your request, which currently include but are not limited to the following:

   . The Annuitant must have been named or any change of Annuitant must have been accepted by us, prior to the "Contingency Event" described below in order to qualify for a Medically-Related Surrender;

   . The Annuitant must be alive as of the date we pay the proceeds of such surrender request;

   . if the Owner is one or more natural persons, all such Owners must also be alive at such time;

   . we must receive satisfactory proof of the Owner's (or the Annuitant's if entity-owned) confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us;

   . this benefit is not available if the total amount of the withdrawal request exceeds $500,000 but we do not currently impose that maximum; and

   .   no additional Purchase Payments can be made to the Annuity.

Under most versions of the Annuity, a "Contingency Event" occurs if the Owner (or Annuitant if entity-owned):

   . first confined in a "Medical Care Facility" while your Annuity is in force and remains confined for at least 90 days in a row; or

   . first diagnosed as having a "Fatal Illness" while your Annuity is in force.

The definitions of "Medical Care Facility" and "Fatal Illness," as well as additional terms and conditions, are provided in your Annuity. Specific details and definitions in relation to this benefit may differ in certain jurisdictions. This waiver is not available in Massachusetts.

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?

We currently make annuity options available that provide fixed annuity payments. Fixed options provide the same amount with each payment. We do not guarantee to make any annuity payment options available in the future other than those fixed annuitization options guaranteed in your Annuity. Please refer to the "Living Benefits" section below for a description of annuity options that are available when you elect one of the living benefits.


You have a right to choose your annuity start date, provided that it is no later than the first day of the calendar month next following the 95/th/ birthday of the oldest of any Owner and Annuitant whichever occurs first ("Latest Annuity Date") and no earlier than the earliest permissible Annuity Date. If you do not request an earlier Annuity Date in writing, then your Annuity Date will be the Latest Annuity Date. You may choose one of the Annuity Options described below, and the frequency of annuity payments. Certain annuity options and/or periods certain may not be available, depending on the age of the Annuitant. If a CDSC is still remaining on your Annuity, any period certain must be at least 10 years (or the maximum period certain available, if life expectancy is less than 10 years). You may change your choices before the Annuity Date.


If the initial annuity payment would be less than $100, we will not allow you to annuitize (except as otherwise specified by applicable law). Instead, we will pay you your current Account Value in a lump sum and terminate your Annuity. Similarly, we reserve the right to pay your Account Value in a lump sum, rather than allow you to annuitize, if the Surrender Value of your Annuity is less than $1000 (the minimum Surrender Value) on the Annuity Date.

Certain of these annuity options may be available as "settlement options" to Beneficiaries who choose to receive the Death Benefit proceeds as a series of payments instead of a lump sum payment.

Please note, you may not annuitize within the first three Annuity Years.

Option 1

Annuity Payments for a Fixed Period: Under this option, we will make equal payments for the period chosen, up to 25 years (but not to exceed life expectancy). The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period.

Option 2

Life Income Annuity with 120 Months Certain Period Option: Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary in one lump sum the present value of the annuity payments scheduled to have been made over the remaining portion of that 10 year period, unless we were specifically instructed that such remaining annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments.

If an annuity option is not selected by the Annuity Date, this is the option we will automatically select for you, unless prohibited by applicable law. If the life income annuity with 120 months certain period option is prohibited by applicable law, then we will pay you a lump sum in lieu of this option.

OTHER ANNUITY OPTIONS

We currently offer a variety of other annuity and settlement options not described above. At the time annuity payments are chosen, we may make available to you any of the annuity and settlement options that are available on your Annuity Date.

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HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?

Unless prohibited by law, we require that you elect either a life annuity or an annuity with a certain period of at least 5 years if any CDSC would apply were you to surrender your Annuity on the Annuity Date. Certain annuity payment options may not be available if your Annuity Date occurs during the period that a CDSC would apply.

You have a right to choose your annuity start date provided that it is no later than the latest Annuity Date indicated above. If you have not provided us with your Annuity Date or annuity payment option in writing, then your Annuity Date will be the latest Annuity Date indicated above.

Please note that annuitization essentially involves converting your Account Value to an annuity payment stream, the length of which depends on the terms of the applicable annuity option. Thus, once annuity payments begin, your death benefit is determined solely under the terms of the applicable annuity payment option, and you no longer participate in any optional living benefit (unless you have annuitized under that benefit).

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                                LIVING BENEFITS


DO YOU OFFER BENEFITS DESIGNED TO PROVIDE INVESTMENT PROTECTION FOR OWNERS WHILE THEY ARE ALIVE?

Allstate Life offered different optional benefits, for an additional charge, that can provide retirement income protection for Owners while they are alive. Notwithstanding the additional protection provided under the optional Living Benefits, the additional cost has the impact of reducing net performance of the investment options. Each optional benefit offers a distinct type of guarantee, regardless of the performance of the Sub-accounts, that may be appropriate for you depending on the manner in which you intend to make use of your Annuity while you are alive. We reserve the right to cease offering any of the living benefits. Depending on which optional benefit you choose, you can have substantial flexibility to invest in the Sub-accounts while:

..   Protecting a principal amount from decreases in value due to investment performance;

..   Taking withdrawals with a guarantee that you will be able to withdraw not less than a guaranteed benefit base over time;

..   Guaranteeing a minimum amount of growth will be applied to your principal, if it is to be used as the basis for lifetime income payments or lifetime withdrawals; or

..   Providing spousal continuation of certain benefits.

The "living benefits" are as follows:

..   TrueAccumulation - Highest Daily/1/

..   Guaranteed Minimum Income Benefit (GMIB)/1/

..   TrueIncome and TrueIncome - Spousal/1/

..   TrueIncome - Highest Daily/1/

..   TrueIncome - Highest Daily 7/1/

..   TrueIncome - Spousal Highest Daily 7/1/

(1) No longer available for new elections.

Here is a general description of each kind of living benefit that exists under this Annuity:

      . Guaranteed Minimum Accumulation Benefits. The common characteristic of these benefits is that a specified amount of your annuity value is guaranteed at some point in the future. For example, under TrueAccumulation - Highest Daily, we make an initial guarantee that your annuity value on the day you start the benefit will not be any less ten years later. If your annuity value is less on that date, we use our own funds to give you the difference. Because the guarantee inherent in the guaranteed minimum accumulation benefit does not take effect until a specified number of years into the future, you should elect such a benefit only if your investment time horizon is of at least that duration. TrueAccumulation - Highest Daily is no longer available for new elections. Please note that these guaranteed minimum accumulation benefits require your participation in certain predetermined mathematical formulas that may transfer your Account Value between certain permitted Sub-accounts and a bond portfolio Sub-account. The portfolio restrictions and the use of each formula may reduce the likelihood that we will be required to make payments to you under the living benefits.

      . Guaranteed Minimum Income Benefit or ("GMIB"). As discussed elsewhere in this prospectus, you have the right under your annuity to ask us to convert your accumulated annuity value into a series of annuity payments. Generally, the smaller the amount of your annuity value, the smaller the amount of your annuity payments. GMIB addresses this risk, by guaranteeing a certain amount of appreciation in the amount used to produce annuity payments. Thus, even if your annuity value goes down in value, GMIB guarantees that the amount we use to determine the amount of the annuity payments will go up in value by the prescribed amount. You should select GMIB only if you are prepared to delay your annuity payments for the required waiting period and if you anticipate needing annuity payments. GMIB is no longer available for new elections.


      . Lifetime Guaranteed Minimum Withdrawal Benefits. These benefits are designed for someone who wants to access the annuity's value through withdrawals over time, rather than by annuitizing. These benefits differ from GMWB, however in that the withdrawal amounts are guaranteed for life (or until the second to die of spouses). The way that we establish the guaranteed amount that, in turn, determines the amount of the annual lifetime payments varies among these benefits. Under TrueIncome - Highest Daily 7, for example, the guaranteed amount generally is equal to your Account Value, appreciated at seven percent annually. Please note that there is a maximum Annuity Date under your Annuity, by which date annuity payments must commence. TrueIncome, TrueIncome - Spousal, and TrueIncome - Highest Daily are no longer available for new elections. Under any of the Guaranteed Lifetime Withdrawal Benefits (e.g., TrueIncome - Highest Daily 7), withdrawals in excess of the Annual Income Amount, called "Excess Income," will result in a permanent reduction in future guaranteed withdrawal amounts.


Finally, please note that certain of these benefits require your participation in a predetermined mathematical formula that may transfer your Account Value between certain permitted Sub-accounts and a bond portfolio Sub-account (or the general account, for one of the benefits). Although not guaranteed, the optional living benefit investment requirements and the applicable formula are designed to reduce the difference between your Account Value and our liability under the benefit. Minimizing such difference generally benefits us by decreasing the risk that we will use our own assets to make benefit payments to you. Though the investment requirements and formulas are designed to reduce risk, they do not guarantee any appreciation of your Account Value. In fact, they could mean that you miss appreciation opportunities in other

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investment options. We are not providing you with investment advice through the use of any of the formulas. In addition, the formulas do not constitute an investment strategy that we are recommending to you.

In general, with respect to our lifetime guaranteed withdrawal benefits (e.g., TrueIncome - Highest Daily 7), please be aware that although a given withdrawal may qualify as a free withdrawal for purposes of not incurring a CDSC, the amount of the withdrawal could exceed the Annual Income Amount under the benefit and thus be deemed "Excess Income" - thereby reducing your Annual Income Amount for future years.

Please refer to the benefit description that follows for a complete description of the terms, conditions and limitations of each optional benefit. See the chart in the "Investment Options" section of the Prospectus on page 17 for a list of investment options available and permitted with each benefit. We reserve the right to terminate this benefit if you allocate funds into non-permitted Investment Options. You should consult with your Financial Professional to determine if any of these optional benefits may be appropriate for you based on your financial needs. There are many factors to consider, but we note that among them you may want to evaluate the tax implications of these different approaches to meeting your needs, both between these benefits and in comparison to other potential solutions to your needs (e.g., comparing the tax implications of the withdrawal benefit and annuity payments and comparing annuity benefits with benefits of other products).

Termination of Existing Benefits and Election of New Benefits

If you currently own an Annuity with an optional living benefit that is terminable, you may terminate the benefit rider, however you generally will only be permitted to re-elect the benefit or elect another currently available lifetime withdrawal benefit on any anniversary of the Issue Date that is at least 90 calendar days from the date the benefit was last terminated, provided the request is received in good order (subject to state availability and in accordance with any applicable age requirements). We reserve the right to waive, change and/or further limit availability and election frequencies in the future. Check with your financial professional regarding the availability of re-electing or electing a benefit and any waiting period. The benefit you re-elect or elect may be more expensive than the benefit you are terminating. Note that once you terminate an existing benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. You should carefully consider whether terminating your existing benefit and electing a new benefit is appropriate for you.

Prior to a recent Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act ("DOMA"), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing for federal law purposes a valid same sex marriage. The Windsor decision means that the favorable tax benefits afforded by the federal tax law to an opposite sex spouse under the Internal Revenue Code (IRC) are now available to a same sex spouse.

On August 29, 2013, the Internal Revenue Service ("IRS") issued guidance on its position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same sex marriages, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Currently, if a state does not recognize a civil union or a registered domestic partnership as a marriage, it is not a marriage for federal tax purposes.


Currently, a case is pending with the U.S. Supreme Court that may address several unanswered questions regarding the application of federal and state tax law to same sex marriages, civil unions and domestic partnerships. Absent further guidance from a state to the contrary, we will tax report and withhold at the state level consistent with the characterization of a given transaction under federal tax law (for example, a tax free rollover).


Please consult with your tax or legal advisor before electing the Spousal Benefit for a same sex spouse or civil union partner.

TRUEACCUMULATION (R) - HIGHEST DAILY

TrueAccumulation - Highest Daily is no longer available for new elections.

TrueAccumulation - Highest Daily creates a series of separate guarantees, each of which is based on the highest Account Value attained on a day during the applicable time period. As each year of your participation in the benefit passes, we create a new guarantee. Each guarantee then remains in existence until the date on which it matures (unless the benefit terminates sooner). We refer to each date on which the specified Account Value is guaranteed as the "maturity date" for that guarantee. TrueAccumulation - Highest Daily will not create a guarantee if the maturity date of that guarantee would extend beyond the date by which annuity payments must commence under the terms of your Annuity. This is true even with respect to a new Owner who has acquired the Annuity from the original Owner.

The guarantees provided by the benefit exist only on the applicable maturity date(s). However, due to the ongoing monitoring of your Account Value, and the transfer of Account Value to support our future guarantees, the benefit may provide some protection from significant market losses if you choose to surrender your Annuity or begin receiving annuity payments prior to a maturity date. For this same reason, the benefit may limit your ability to benefit from market increases while it is in effect.

The initial guarantee is created on the day that TrueAccumulation - Highest Daily is added to your Annuity. We guarantee that your Account Value on the tenth anniversary of that day (we refer to each such anniversary as a "benefit anniversary") will not be less than your Account Value on the day that TrueAccumulation - Highest Daily was added to your Annuity. Each benefit anniversary thereafter, we create a new guarantee.

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With respect to each such subsequent guarantee, we identify the highest Account
Value that occurred between the date of that benefit anniversary and the date on which TrueAccumulation - Highest Daily was added to your Annuity. We guarantee that your Account Value ten years after that benefit anniversary will be no less than the highest daily Account Value that occurred during that time period. The following example illustrates the time period over which we identify the highest daily Account Value for purposes of each subsequent guarantee under the benefit. If the date of benefit election were January 1, 2009, we would create a guarantee on January 1, 2012 based on the highest Account Value achieved between January 1, 2009 and January 1, 2012, and that guarantee would mature on January 1, 2022. As described below, we adjust each of the guarantee amounts for purchase payments and withdrawals.

In general, we refer to a date on which the Account Value is guaranteed to be present as the "maturity date". If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the "Current AST bond portfolio Sub-account" described below) in accordance with your current allocations instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts, on a pro rata basis. If the entire account value is invested in an AST bond portfolio Sub-account, we will allocate according to your current allocation instructions.

We increase the amount of each guarantee that has not yet reached its maturity date, as well as the highest daily Account Value that we calculate to establish a guarantee, by the amount of each Purchase Payment (and associated Credits) made prior to the applicable maturity date. For example, if the effective date of the benefit was January 1, 2009, and there was an initial guaranteed amount that was set at $100,000 maturing January 1, 2019, and a second guaranteed amount that was set at $120,000 maturing January 1, 2020, then a $30,000 Purchase Payment made on March 30, 2009 would increase the guaranteed amounts to $130,000 and $150,000, respectively. As illustrated in the examples below, additional Purchase Payments also increase an amount we refer to as the "dollar-for-dollar corridor."

We reflect the effect of withdrawals by reference to an amount called the "dollar-for-dollar corridor." The dollar-for-dollar corridor is set initially to equal 5% of the initial guaranteed amount (i.e., 5% of the Account Value at benefit election). Each "benefit year" (i.e., a year that begins on the date of election of TrueAccumulation - Highest Daily and each anniversary thereafter), withdrawals that you make that are equal to or less than the dollar-for-dollar corridor reduce (i) the amount of the dollar-for-dollar corridor for that benefit year (ii) the amount of each outstanding guarantee amount, and
(iii) the highest daily Account Value that we calculate to establish a guarantee, by the exact amount of the withdrawal. However, if you withdraw more than the dollar-for-dollar corridor in a given benefit year, we use the portion of the withdrawal that exceeded the dollar-for-dollar corridor to effect a proportional reduction to both the dollar-for-dollar corridor itself and each outstanding guaranteed amount, as well as the highest daily Account Value that we calculate to establish a guarantee. We calculate a proportional reduction by
(i) identifying the amount of the withdrawal that exceeded the dollar-for-dollar corridor (the "excess withdrawal") (ii) subtracting the dollar-for-dollar amount from the Account Value prior to the withdrawal
(iii) dividing the excess withdrawal by the amount in (ii). We then use the resulting proportion to reduce each guaranteed amount, the highest daily Account Value that we calculate to establish a guarantee and the dollar for dollar corridor itself. See examples of this calculation below.

Any partial withdrawals in payment of any third party investment advisory service will be treated as withdrawals, and will reduce each applicable guaranteed amount and the dollar-for-dollar corridor in the manner indicated above.

EXAMPLES

The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the TrueAccumulation - Highest Daily benefit are October 13, 2008; 2.) an initial Purchase Payment of $250,000 (includes any Credits); 3.) an initial guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for TrueAccumulation - Highest Daily or other fees and charges.

Example 1. Dollar-for-dollar reduction

A $10,000 withdrawal is taken on November 29, 2008 (in the first Annuity Year). No prior withdrawals have been taken. As the amount withdrawn is less than the dollar-for-dollar Limit:

..   The initial guarantee amount is reduced by the amount withdrawn (i.e., by
    $10,000, from $250,000 to $240,000).

..   The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

Example 2. Dollar-for-dollar and proportional reductions

A second $10,000 withdrawal is taken on December 18, 2008 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $180,000. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:


..   The initial guarantee amount is first reduced by the Remaining Limit (from
    $240,000 to $237,500);


..   The result is then further reduced by the ratio of A to B, where:

   . A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).

   . B is the Account Value less the Remaining Limit ($180,000 - $2,500, or $177,500).

The resulting initial guarantee amount is: $237,500 X (1 - [$7,500 / $177,500]), or $227,464.79.

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..   The Remaining Limit is set to zero (0) for the balance of the first Annuity
    Year.

The resulting dollar-for-dollar corridor for the next Annuity Year is calculated by multiplying the prior dollar-for-dollar corridor by the same ratio by which we reduce the Guarantee Amount above: $12,500 X (1 - $7,500 / $177,500), or $11,971.83.

Key Feature - Allocation of Account Value

TrueAccumulation uses a predetermined mathematical formula to help manage your guarantees through all market cycles. The formula applicable to you may not be altered once you elect the benefit. This required formula helps us manage our financial exposure under TrueAccumulation, by moving assets out of certain Sub-accounts if dictated by the formula (see below). In essence, we seek to preserve Account Value, by transferring it to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond portfolios collectively as the "AST bond portfolio Sub-accounts". The formula also contemplates the transfer of Account Value from an AST bond portfolio Sub-account to the other Sub-accounts. The formula is set forth in Appendix D of this prospectus. A summary description of each AST bond portfolio Sub-account appears within the prospectus section entitled "Investment Options." In addition, you can find a copy of the AST bond portfolio prospectus by going to www.accessallstate.com.

For purposes of operating the TrueAccumulation formula, we have included within each Annuity several AST bond portfolio Sub-accounts. Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020, an AST bond portfolio whose underlying investments generally mature in 2021, and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected TrueAccumulation, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the formula, and thus you may not allocate Purchase Payments to or make transfers to or from an AST bond portfolio Sub-account.

Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. The formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. On any day a transfer into or out of the AST bond portfolio Sub-account is made, the formula may dictate that a transfer out of one AST bond portfolio Sub-account be made into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability", as described below. In the formula, we use the term "Transfer Account" to refer to the AST bond portfolio Sub-account to which a transfer would be made. As indicated the formula and the AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, the formula applicable to you under the benefit determines which AST bond portfolio Sub-account your Account Value is transferred to, and under what circumstances a transfer is made.

In general, the formula works as follows. Under the formula, Account Value will transfer between the "Permitted Sub-accounts" and an AST bond portfolio Sub-account when dictated by the pre-determined mathematical formula. On each Valuation Day, including the effective date of the benefit, the pre-determined mathematical formula is used to compare your Account Value to an amount based on the guarantees provided under the benefit. The formula determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value. Based on the formula, a determination is made as to whether any portion of your Account Value is to be transferred to or from the AST bond portfolio Sub-account. In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as an amount that we refer to as the "Projected Future Guarantee." The "Projected Future Guarantee" is an amount equal to the highest Account Value (adjusted for withdrawals, additional Purchase Payments, and any associated Credits as described in the section of the prospectus concerning TrueAccumulation - Highest Daily) within the current benefit year that would result in a new guarantee. For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends 10 years from the next anniversary of the effective date of the benefit. As such, a Projected Future Guarantee could cause a transfer of Account Value into an AST bond portfolio Sub-account. We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity. The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon the factors set forth in the bullet points below, some of which relate to the guarantee amount(s), including the Projected Future Guarantee.

For each outstanding guarantee and the Projected Future Guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the Maturity Date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the "current liability" in the formula. The formula compares the current liability to the amount of your Account Value held within the AST bond portfolio Sub-account and to your Account Value held within the Permitted Sub-accounts. If the current liability, reduced by the amount held within the current AST bond portfolio Sub-account, and divided by the amount held within the Permitted Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap feature discussed below). If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount within the Permitted Sub-accounts, is less than a lower target value (currently, 79%), then the formula will transfer Account Value from the AST bond portfolio Sub-account into the Permitted Sub-accounts, in the amount dictated by the formula.

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As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Where you have not elected the 90% cap feature, at any given time, some, none, or all of your Account Value may be allocated to an AST bond portfolio Sub-account. For such elections, if your entire Account Value is transferred to an AST bond portfolio Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST bond portfolio Sub-account and the entire Account Value would remain in the AST bond portfolio Sub-account. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money into or out of the AST bond portfolio Sub-account. Once the Purchase Payments are allocated to your Annuity, they also will be subject to the formula, which may result in immediate transfers to or from the AST bond portfolio Sub-accounts, if dictated by the formula. If you have elected the 90% cap feature discussed below, at any given time, some, none, or most of your Account Value may be allocated to the AST bond portfolio Sub-accounts.

Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST bond portfolio Sub-accounts pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

..   The difference between your Account Value and your guarantee amount(s);

..   The amount of time until the maturity of your guarantee(s);

..   The amount invested in, and the performance of, the Permitted Sub-accounts;

..   The amount invested in, and the performance of, the AST bond portfolio
    Sub-accounts;

..   The discount rate used to determine the present value of your guarantee(s);

..   Additional Purchase Payments, if any, that you make to the Annuity; and

..   Withdrawals, if any, taken from the Annuity.

Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the market recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected. The AST bond portfolio Sub-accounts are available only with certain optional living benefits, and you may not allocate Purchase Payments to or transfer Account Value to or from the AST bond portfolio Sub-accounts.

Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.

Election/Cancellation of the Benefit

Beginning after May 7, 2010, we no longer permit new elections of TrueAccumulation - Highest Daily. If you currently participate in
TrueAccumulation - Highest Daily, your guarantees are unaffected by the fact that we no longer offer TrueAccumulation - Highest Daily.

If you wish, you may cancel TrueAccumulation - Highest Daily. Upon cancellation of TrueAccumulation - Highest Daily, any Account Value allocated to the AST Bond Portfolio Sub-accounts used with the pre-determined mathematical formula will be reallocated to the Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro-rata. You also should be aware that upon termination of TrueAccumulation - Highest Daily, you will lose all guarantees that you had accumulated under the benefit. Once TrueAccumulation - Highest Daily is cancelled you cannot re-elect it or another optional living benefit.

TrueAccumulation - Highest Daily will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity. If you elect to terminate the benefit, TrueAccumulation - Highest Daily will no longer provide any guarantees. The charge for TrueAccumulation - Highest Daily will no longer be deducted from your Account Value upon termination of the benefit.

Special Considerations under TrueAccumulation - Highest Daily

This benefit is subject to certain rules and restrictions, including, but not limited to the following:

   . Upon inception of the benefit, 100% of your Account Value must have been allocated to the permitted Sub-accounts. The Permitted Sub-accounts are those described in the Investment Option section of this prospectus. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.

   . You cannot participate in any dollar cost averaging program that transfers Account Value from a fixed interest rate option to a Sub-account.

   . Transfers from the other Sub-accounts to an AST bond portfolio Sub-account or from an AST bond portfolio Sub-account to the other Sub-accounts under the benefit will not count toward the maximum number of free transfers allowable under the Annuity.

   . Any amounts applied to your Account Value by us on a maturity date will not be treated as "investment in the contract" for income tax purposes.

   . As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.

   . We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit.

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Charges under the Benefit


We deduct an annual charge equal to 0.60% (0.35%, for elections prior to May 1, 2009) of the daily net assets of the Sub-accounts (including each AST bond portfolio Sub-account) for participation in TrueAccumulation - Highest Daily. The charge is deducted daily. The charge is deducted to compensate us for:
(a) the risk that your Account Value on the maturity date is less than the amount guaranteed and (b) administration of the benefit. We reserve the right to increase this fee for newly-issued contracts or new elections of the benefit. The charges will not exceed the maximum charges shown in the section of this prospectus entitled "Summary of Contract Fees and Charges."


OPTIONAL 90% CAP FEATURE FOR TRUEACCUMULATION - HIGHEST DAILY

If you currently own an Annuity and have elected the TrueAccumulation - Highest Daily benefit, you can elect this optional feature, at no additional cost, which utilizes a new mathematical formula. The predetermined mathematical formula is described below and will replace the "Transfer Calculation" portion of the mathematical formula currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected. The formula is set forth in Appendix D of this prospectus, and is described below. Only the election of the 90% cap feature will prevent all of your Account Value from being allocated to an AST bond portfolio Sub-account. If all of your Account Value is currently allocated to an AST bond portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect this 90% Cap feature. If you make additional Purchase Payments, they may result in a transfer of Account Value. The cap can be referred to as "the 90% cap" OR "the 90% cap rule" OR "the 90% cap feature."

As with the formula that does not include the 90% cap feature, the formula with the 90% cap feature determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value. In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as the "Projected Future Guarantee" (as described above).

For purposes of operating the formula for TrueAccumulation - Highest Daily, we have included within this Annuity several AST bond portfolio Sub-accounts in order to offer the initial and subsequent guarantees under the benefit. These are currently AST Bond Portfolio 2018, AST Bond Portfolio 2019, AST Bond Portfolio 2020, and AST Bond Portfolio 2021. Each AST bond portfolio is unique, in that its underlying investments generally mature at the same time as each outstanding maturity date that exists under the benefit. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020 (corresponding to all guarantees that mature in 2020), an AST bond portfolio whose underlying investments generally mature in 2021 (corresponding to all guarantees that mature in 2021), and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-Account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected TrueAccumulation - Highest Daily, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the predetermined mathematical formula, and thus you may not allocate purchase payments to, or transfer Account Value to or from, such a Portfolio. Please see the prospectus for your Annuity and the prospectus for the Advanced Series Trust for more information about each AST bond portfolio used with this benefit.

Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the "Current AST bond portfolio Sub-account." The formula may dictate that a transfer out of the Current AST bond portfolio Sub-account be made, or alternatively may mandate a transfer into an AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability" (we refer to that Sub-account as the "Transfer AST bond portfolio Sub-account"). Note that if the Current AST bond portfolio Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if dictated by the formula.

Under the new formula, the formula will not execute a transfer to the Transfer AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account ("90% cap rule"). Thus, on any Valuation Day, if the formula would require a transfer to the Transfer AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a formula-initiated transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule). At no time will the formula make a transfer to the Transfer AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the Transfer AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Transfer AST bond portfolio Sub-account.

If you make additional purchase payments to your Annuity while the transfer restriction of the 90% cap rule is in effect, the formula will not transfer any of such additional purchase payments to the Transfer AST bond portfolio Sub-account at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated

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to the Transfer AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the Transfer AST bond portfolio Sub-account (at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account).

For example,

..   March 19, 2010 - a transfer is made that results in the 90% cap rule being met and now $90,000 is allocated to the Transfer AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

..   March 20, 2010 - you make an additional purchase payment of $10,000. No transfers have been made from the Transfer AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.

..   As of March 20, 2010 (and at least until first a transfer is made out of the Transfer AST bond portfolio Sub-account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Transfer AST bond portfolio Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Transfer AST bond portfolio Sub-account).

..   Once there is a transfer out of the Transfer AST bond portfolio Sub-account
    (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule).

If at the time you elect the 90% cap rule, more than 90% of your Account Value is allocated to an AST bond portfolio Sub-account used with the benefit, a transfer will be made from the AST bond portfolio Sub-account such that Account Value will be allocated 90% to the AST bond portfolio Sub-account and 10% will be allocated to your elected Sub-accounts. Amounts to be transferred from the AST bond portfolio Sub-account to your elected Sub-accounts will be transferred according to the following "hierarchy" (i.e., if a given item is inapplicable, we use the next instruction that is applicable): (a) the percentages dictated by any existing asset allocation program; or (b) the percentages dictated by any auto-rebalancing program; or (c) pro-rata according to amounts currently held in your elected Sub-accounts; or (d) according to the currently-effective allocation instructions used for the allocation of subsequent Purchase Payments.

It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amount of such additional transfer(s) will vary. If, on the date this feature is elected, 100% of your Account Value is allocated to the Transfer AST bond portfolio Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. It is possible that an additional transfer(s) to the Permitted Sub-accounts could occur the following Valuation Day(s), and in some instances (based upon the formula) the additional transfer(s) could be large. Thereafter, your Account Value can be transferred between the Transfer AST Bond Portfolio Sub-account and your Permitted Sub-accounts as frequently as daily, based on what the formula prescribes.

Once the transfer restriction of the 90% cap rule is triggered, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule).

Important Considerations When Electing this Feature:

..   At any given time, some, most or none of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.

..   Please be aware that because of the way the 90% cap rule mathematical formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.

..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

..   Your election of the 90% cap rule will not result in your losing the guarantees you had accumulated under your existing TrueAccumulation - Highest Daily benefit.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

The Guaranteed Minimum Income Benefit is no longer available for new elections.

The Guaranteed Minimum Income Benefit is an optional benefit that, after a seven-year waiting period, guarantees your ability to begin receiving income from your Annuity in the form of annuity payments based on a guaranteed minimum value (called the "Protected Income Value") that increases after the waiting period begins, regardless of the impact of Sub-account performance on your Account Value. The benefit may be appropriate for you if you anticipate using your Annuity as a future source of periodic fixed income payments for the remainder of your life and wish to ensure that the basis upon which your income payments will be calculated will achieve at least a minimum amount despite fluctuations in market performance. There is an additional charge if you elected the GMIB benefit.

Key Feature - Protected Income Value

The Protected Income Value is the minimum amount that we guarantee will be available (net of any applicable tax charge), after a waiting period of at least seven years, as a basis to begin receiving fixed annuity payments. The Protected Income Value is initially established on the effective date of the GMIB benefit and is equal to your Account Value on such date. Currently, since the GMIB benefit may only be elected at issue, the effective date is the Issue Date of your Annuity. The Protected Income Value is increased daily based on an annual growth rate of 5%, subject to the limitations described below. The Protected Income Value is referred to as the "Protected Value" in the rider we issue for this benefit. The 5% annual growth rate is referred to as the "Roll-Up Percentage" in the rider we issue for this benefit.

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The Protected Income Value is subject to a limit of 200% (2X) of the sum of the
Protected Income Value established on the effective date of the GMIB benefit, or the effective date of any step-up value, plus any additional purchase payments (and any Credit that is applied to such purchase payments in the case of X Series) made after the waiting period begins ("Maximum Protected Income Value"), minus the impact of any withdrawals (as described below in "Impact of Withdrawals on the Protected Income Value") you make from your Annuity after the waiting period begins.

..   Subject to the maximum age/durational limits described immediately below, we will no longer increase the Protected Income Value by the 5% annual growth rate once you reach the Maximum Protected Income Value. However, we will increase the Protected Income Value by the amount of any additional purchase payments after you reach the Maximum Protected Income Value. Further, if you make withdrawals after you reach the Maximum Protected Income Value, we will reduce the Protected Income Value and the Maximum Protected Income Value by the proportional impact of the withdrawal on your Account Value.

..   Subject to the Maximum Protected Income Value, we will no longer increase the Protected Income Value by the 5% annual growth rate after the later of the anniversary date on or immediately following the Annuitant's 80/th/ birthday or the 7/th/ anniversary of the later of the effective date of the GMIB benefit or the effective date of the most recent step-up. However, we will increase the Protected Income Value by the amount of any additional purchase payments (and any Credit that is applied to such purchase payments in the case of X Series). Further, if you make withdrawals after the Annuitant reaches the maximum age/duration limits, we will reduce the Protected Income Value and the Maximum Protected Income Value by the proportional impact of the withdrawal on your Account Value.

..   Subject to the Maximum Protected Income Value, if you make an additional
    Purchase Payment, we will increase the Protected Income Value by the amount of the Purchase Payment (and any Credit that is applied to such Purchase Payment in the case of X Series) and will apply the 5% annual growth rate on the new amount from the date the Purchase Payment is applied.

..   As described below, after the waiting period begins, cumulative withdrawals each Annuity Year that are up to 5% of the Protected Income Value on the prior anniversary of your Annuity will reduce the Protected Income Value by the amount of the withdrawal. Cumulative withdrawals each Annuity Year in excess of 5% of the Protected Income Value on the prior anniversary of your Annuity will reduce the Protected Income Value proportionately. All withdrawals after the Maximum Protected Income Value is reached will reduce the Protected Income Value proportionately. The 5% annual growth rate will be applied to the reduced Protected Income Value from the date of the withdrawal.

Stepping-Up the Protected Income Value - You may elect to "step-up" or "reset" your Protected Income Value if your Account Value is greater than the current Protected Income Value. Upon exercise of the step-up provision, your initial Protected Income Value will be reset equal to your current Account Value. From the date that you elect to step-up the Protected Income Value, we will apply the 5% annual growth rate to the stepped-up Protected Income Value, as described above. You can exercise the step-up provision twice while the GMIB benefit is in effect, and only while the Annuitant is less than age 76.

..   A new seven-year waiting period will be established upon the effective date of your election to step-up the Protected Income Value. You cannot exercise your right to begin receiving annuity payments under the GMIB benefit until the end of the new waiting period. In light of this waiting period upon resets, it is not recommended that you reset your GMIB if the required beginning date under IRS minimum distribution requirements would commence during the 7 year waiting period. See "Tax Considerations" section in this prospectus for additional information on IRS requirements.

..   The Maximum Protected Income Value will be reset as of the effective date of any step-up. The new Maximum Protected Income Value will be equal to 200% of the sum of the Protected Income Value as of the effective date of the step-up plus any subsequent purchase payments (and any Credit that is applied to such purchase payments in the case of X Series), minus the impact of any withdrawals after the date of the step-up.

..   When determining the guaranteed annuity purchase rates for annuity payments under the GMIB benefit, we will apply such rates based on the number of years since the most recent step-up.

..   If you elect to step-up the Protected Income Value under the benefit, and on the date you elect to step-up, the charges under the GMIB benefit have changed for new purchasers, your benefit may be subject to the new charge going forward.

..   A step-up will increase the dollar for dollar limit on the anniversary of the Issue Date of the Annuity following such step-up.

Impact of Withdrawals on the Protected Income Value - Cumulative withdrawals each Annuity Year up to 5% of the Protected Income Value will reduce the Protected Income Value on a "dollar-for-dollar" basis (the Protected Income Value is reduced by the actual amount of the withdrawal). Cumulative withdrawals in any Annuity Year in excess of 5% of the Protected Income Value will reduce the Protected Income Value proportionately (see the examples of this calculation below). The 5% annual withdrawal amount is determined on each anniversary of the Issue Date (or on the Issue Date for the first Annuity Year) and applies to any withdrawals during the Annuity Year. This means that the amount available for withdrawals each Annuity Year on a "dollar-for-dollar" basis is adjusted on each Annuity anniversary to reflect changes in the Protected Income Value during the prior Annuity Year.

The Maximum Protected Income Value is reduced by the same dollar-for-dollar amount as the Protected Income Value is reduced and the same proportional percentage as the Protected Income Value is reduced.

The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the GMIB benefit are October 13, 2005; 2.) an initial Purchase Payment of $250,000 (includes any Credits in the case of X Series); 3.) an initial Protected Income Value of $250,000; 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000); and 5.) a
Maximum Protected Income Value of $500,000 (200% of the initial Protected Income Value). The values set forth here are purely hypothetical and do not reflect the charge for GMIB or any other fees and charges.

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Example 1. Dollar-for-dollar reduction

A $10,000 withdrawal is taken on November 13, 2005 (in the first Annuity Year). No prior withdrawals or step-ups have been taken. Immediately prior to the withdrawal, the Protected Income Value is $251,038.10 (the initial value accumulated for 31 days at an annual effective rate of 5%). As the amount withdrawn is less than the dollar-for-dollar limit:

..   The Protected Income Value is reduced by the amount withdrawn (i.e., by
    $10,000, from $251,038.10 to $241,038.10).

..   The Maximum Protected Income Value is reduced by the amount withdrawn
    (i.e., by $10,000 from $500,000.00 to $490,000.00).

..   The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

Example 2. Dollar-for-dollar and proportional reductions

A second $10,000 withdrawal is taken on December 13, 2005 (still within the first Annuity Year). Immediately before the withdrawal, the Account Value is $220,000, the Protected Income Value is $242,006.64 and the Maximum Protected Income Value is $490,000.00. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:


..   The Protected Income Value is first reduced by the Remaining Limit (from
    $242,006.64 to $239,506.64);


..   The result is then further reduced by the ratio of A to B, where:

   . A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).

   . B is the Account Value less the Remaining Limit ($220,000 - $2,500, or $217,500).

The resulting Protected Income Value is: $239,506.64 X (1 - $7,500 / $217,500), or $231,247.79.

..   The Maximum Protected Income Value is reduced first by the same dollar amount as the Protected Income Value ($490,000.00 - $2,500 or $487,500,00) and by the same proportion as for the Protected Income Value ($487,500.00 X
    0.9655 or $470,689.66).

..   The Remaining Limit is set to zero (0) for the balance of the first Annuity
    Year.

Example 3. Reset of the Dollar-for-dollar Limit

A $10,000 withdrawal is made on the first anniversary of the Issue Date, October 13, 2006 (second Annuity Year). Prior to the withdrawal, the Protected Income Value is $240,838.37 and the Maximum Protected Income Value is $470,689.66. The Remaining Limit is reset to 5% of the Protected Income Value amount, or $12,041.92. As the amount withdrawn is less than the dollar-for-dollar limit:


..   The Protected Income Value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $240,838.37 to $230,838.37).


..   The Maximum Protected Income Value is also reduced by the amount withdrawn
    (i.e., by $10,000 from $470,689.66 to $460,689.66).


..   The Remaining Limit for the balance of the second Annuity Year is also reduced by the amount withdrawn (from $12,041.92 to $2,041.92).


Key Feature - GMIB Annuity Payments

You can elect to apply the Protected Income Value to one of the available GMIB Annuity Payment Options on any anniversary date following the initial waiting period, or any subsequent waiting period established upon your election to step-up the Protected Income Value. Once you have completed the waiting period, you will have a 30-day period each year, prior to the Annuity anniversary, during which you may elect to begin receiving annuity payments under one of the available GMIB Annuity Payment Options. You must elect one of the GMIB Annuity Payment Options by the anniversary of the Annuity's Issue Date on or immediately following the Annuitant's or your 95/th/ birthday (whichever is sooner), except for Annuities used as a funding vehicle for an IRA or SEP IRA, in which case you must elect one of the GMIB Annuity Payment Options by the anniversary of the Annuity's Issue Date on or immediately following the Annuitant's 92/nd/ birthday.

Your Annuity or state law may require you to begin receiving annuity payments at an earlier date.

The amount of each GMIB Annuity Payment will be determined based on the age and, where permitted by law, sex of the Annuitant by applying the Protected Income Value (net of any applicable tax charge that may be due) to the GMIB Annuity Payment Option you choose. We use special annuity purchase rates to calculate the amount of each payment due under the GMIB Annuity Payment Options. These special rates for the GMIB Annuity Payment Options are calculated using an assumed interest rate factor that provides for lower growth in the value applied to produce annuity payments than if you elected an annuity payment option that is not part of the GMIB benefit. These special rates also are calculated using other factors such as "age setbacks" (use of an age lower than the Annuitant's actual age) that result in lower payments than would result if you elected an annuity payment option that is not part of the GMIB benefit. Use of an age setback entails a longer assumed life for the Annuitant which in turn results in lower annuity payments.

On the date that you elect to begin receiving GMIB Annuity Payments, we guarantee that your payments will be calculated based on your Account Value and our then current annuity purchase rates if the payment amount calculated on this basis would be higher than it would be based on the Protected Income Value and the special GMIB annuity purchase rates.

GMIB Annuity Payment Option 1 - Payments for Life with a Certain Period

Under this option, monthly annuity payments will be made until the death of the Annuitant. If the Annuitant dies before having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary.

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GMIB Annuity Payment Option 2 - Payments for Joint Lives with a Certain Period

Under this option, monthly annuity payments will be made until the death of both the Annuitant and the Joint Annuitant. If the Annuitant and the Joint Annuitant die before having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary.

..   If the Annuitant dies first, we will continue to make payments until the later of the death of the Joint Annuitant and the end of the period certain. However, if the Joint Annuitant is still receiving annuity payments following the end of the certain period, we will reduce the amount of each subsequent payment to 50% of the original payment amount.

..   If the Joint Annuitant dies first, we will continue to make payments until the later of the death of the Annuitant and the end of the period certain.

You cannot withdraw your Account Value or the Protected Income Value under either GMIB Annuity Payment Option once annuity payments have begun. We may make other payout frequencies available, such as quarterly, semi-annually or annually.

Other Important Considerations

You should note that GMIB is designed to provide a type of insurance that serves as a safety net only in the event your Account Value declines significantly due to negative investment performance. If your Account Value is not significantly affected by negative investment performance, it is unlikely that the purchase of the GMIB will result in your receiving larger annuity payments than if you had not purchased GMIB. This is because the assumptions that we use in computing the GMIB, such as the annuity purchase rates, (which include assumptions as to age-setbacks and assumed interest rates), are more conservative than the assumptions that we use in computing annuity payout options outside of GMIB. Therefore, you may generate higher income payments if you were to annuitize a lower Account Value at the current annuity purchase rates, than if you were to annuitize under the GMIB with a higher Protected Value than your Account Value but, at the annuity purchase rates guaranteed under the GMIB. The GMIB benefit does not directly affect an Annuity's Account Value, Surrender Value or the amount payable under either the basic Death Benefit provision of the Annuity or any optional Death Benefit provision. If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Income Value. The Protected Income Value is only applicable if you elect to begin receiving annuity payments under one of the GMIB annuity options after the waiting period.

..   Each Annuity offers other annuity payment options that you can elect which do not impose an additional charge, but which do not offer to guarantee a minimum value on which to make annuity payments.

..   Where allowed by law, we reserve the right to limit subsequent purchase payments if we determine, at our sole discretion, that based on the timing of your purchase payments and withdrawals, your Protected Income Value is increasing in ways we did not intend. In determining whether to limit purchase payments, we will look at purchase payments which are disproportionately larger than your initial Purchase Payment and other actions that may artificially increase the Protected Income Value.

..   We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.

..   If you change the Annuitant after the effective date of the GMIB benefit, the period of time during which we will apply the 5% annual growth rate may be changed based on the age of the new Annuitant. If the new Annuitant would not be eligible to elect the GMIB benefit based on his or her age at the time of the change, then the GMIB benefit will terminate.

..   Annuity payments made under the GMIB benefit are subject to the same tax treatment as any other annuity payment.

..   At the time you elect to begin receiving annuity payments under the GMIB benefit or under any other annuity payment option we make available, the protection provided by an Annuity's basic Death Benefit or any optional Death Benefit provision you elected will no longer apply.

Election of the Benefit

The GMIB benefit is no longer available for election. If you currently participate in GMIB, your existing guarantees are unaffected by the fact that we no longer offer GMIB.

Termination of the Benefit

The GMIB benefit cannot be terminated by the Owner once elected. The GMIB benefit automatically terminates as of the date your Annuity is fully surrendered, on the date the Death Benefit is payable to your Beneficiary (unless your surviving spouse elects to continue your Annuity), or on the date that your Account Value is transferred to begin making annuity payments. The GMIB benefit may also be terminated if you designate a new Annuitant who would not be eligible to elect the GMIB benefit based on his or her age at the time of the change.

Upon termination of the GMIB benefit we will deduct the charge from your Account Value for the portion of the Annuity Year since the prior anniversary of the Annuity's Issue Date (or the Issue Date if in the first Annuity Year).

Charges under the Benefit

Currently, we deduct a charge equal to 0.50% per year of the average Protected Income Value for the period the charge applies. Because the charge is calculated based on the average Protected Income Value, it does not increase or decrease based on changes to the Annuity's Account Value due to market performance. The dollar amount you pay each year will increase in any year the Protected Income Value increases, and it will decrease in any year the Protected Income Value decreases due to withdrawal, irrespective of whether your Account Value increases or decreases.

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The charge is deducted annually in arrears each Annuity Year on the anniversary of the Issue Date of an Annuity. We deduct the amount of the charge pro-rata from the Account Value allocated to the Sub-accounts and the Fixed Allocations. If you surrender your Annuity, begin receiving annuity payments under the GMIB benefit or any other annuity payment option we make available during an Annuity Year, or the GMIB benefit terminates, we will deduct the charge for the portion of the Annuity Year since the prior anniversary of the Annuity's Issue Date (or the Issue Date if in the first Annuity Year).

No charge applies after the Annuity Date.

TRUEINCOME (R)

TrueIncome is no longer being offered. TrueIncome could have been elected only where the Annuitant and the Owner were the same person or, if the Annuity Owner is an entity, where there was only one Annuitant. The Annuitant must have been at least 45 years old when the benefit is elected. TrueIncome was not available if you elected any other optional living benefit. As long as your TrueIncome is in effect, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit.

The benefit guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. There are two options - one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit") and the other is designed to provide a greater annual withdrawal amount as long as there is Protected Withdrawal Value (adjusted as described below) (the "Withdrawal Benefit"). If there is no Protected Withdrawal Value, the withdrawal benefit will be zero. You do not choose between these two options; each option will continue to be available as long as your Annuity has an Account Value and TrueIncome is in effect. Certain benefits under TrueIncome may remain in effect even if the Account Value of your Annuity is zero. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.

Key Feature - Protected Withdrawal Value


The Protected Withdrawal Value is used to determine the amount of each annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under your Annuity following your election of TrueIncome. The initial Protected Withdrawal Value is equal to the greatest of (A) the Account Value on the date you elect TrueIncome, plus any additional purchase payments, as applicable, each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your Annuity until the date of your first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier (B) the Account Value on the date of the first withdrawal from your Annuity, prior to the withdrawal, and (C) the highest Account Value on each Annuity anniversary, plus subsequent purchase payments prior to the first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier. With respect to (A) and (C) above, after the 10/th/ anniversary of the benefit effective date, each value is increased by the amount of any subsequent purchase payments. With respect to X Series, Credits are added to purchase payments for purposes of calculating the Protected Withdrawal Value, the Annual Income Amount and the Annual Withdrawal Amount (see below for a description of Annual Income Amount and Annual Withdrawal Amount).


..   If you elected TrueIncome at the time you purchased your Annuity, the
    Account Value was your initial Purchase Payment.

..   For existing Owners who elected TrueIncome, the Account Value on the date of your election of TrueIncome will be used to determine the initial Protected Withdrawal Value.

..   If you make additional purchase payments after your first withdrawal, the
    Protected Withdrawal Value will be increased by the amount of each additional Purchase Payment.

The Protected Withdrawal Value is reduced each time a withdrawal is made on a dollar-for-dollar basis up to the Annual Withdrawal Amount, per Annuity Year, of the Protected Withdrawal Value and on the greater of a dollar-for-dollar basis or a pro rata basis for withdrawals in an Annuity Year in excess of that amount until the Protected Withdrawal Value is reduced to zero. At that point the Annual Withdrawal Amount will be zero until such time (if any) as the Annuity reflects a Protected Withdrawal Value (for example, due to a step-up or additional purchase payments being made into the Annuity).

Step-Up of the Protected Withdrawal Value

You may elect to step-up your Protected Withdrawal Value if, due to positive market performance, your Account Value is greater than the Protected Withdrawal Value.

..   You are eligible to step-up the Protected Withdrawal Value on or after the
    1/st/ anniversary of the first withdrawal under TrueIncome

..   The Protected Withdrawal Value can be stepped up again on or after the
    1/st/ anniversary of the preceding step-up

If you elect to step-up the Protected Withdrawal Value under the benefit, and on the date you elect to step-up, the charges under TrueIncome have changed for new purchasers, your benefit may be subject to the new charge at the time of step-up. Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current Account Value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your Account Value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount are less than

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they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force.

If you elected TrueIncome and have also elected the Auto Step-Up feature:

..   the first Auto Step-Up opportunity will occur on the 1/st/ Annuity
    Anniversary that is at least one year after the later of (1) the date of the first withdrawal under TrueIncome or (2) the most recent step-up

..   your Protected Withdrawal Value will only be stepped-up if 5% of the
    Account Value is greater than the Annual Income Amount by any amount

..   if at the time of the first Auto Step-Up opportunity, 5% of the Account
    Value is not greater than the Annual Income Amount, an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs

..   once a step-up occurs, the next Auto Step-Up opportunity will occur on the
    1/st/ Annuity Anniversary that is at least one year after the most recent step-up

If on the date that we implement an Auto Step-Up to your Protected Withdrawal Value, the charge for TrueIncome has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Protected Withdrawal Value even if you elect the Auto Step-Up feature.

Key Feature - Annual Income Amount under TrueIncome


The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active. Under TrueIncome, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up (or an auto step-up is effected), your Annual Income Amount increases to equal 5% of your Account Value after the step-up, adjusted for withdrawals within the current annuity year, if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments (and any associated Credit with respect to X Series). Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.


Key Feature - Annual Withdrawal Amount under the Withdrawal Benefit


The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under TrueIncome, if your cumulative withdrawals each Annuity Year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a dollar-for-dollar basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount ("Excess Withdrawal"), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the Account Value immediately prior to such withdrawal (see the examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. When you elect a step-up (or an auto step-up is effected), your Annual Withdrawal Amount increases to equal 7% of your Account Value after the step-up, adjusted for withdrawals within the current annuity year, if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional purchase payments. The amount of the increase is equal to 7% of any additional purchase payments (and any associated Credit with respect to X Series). A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.


TrueIncome does not affect your ability to make withdrawals under your Annuity or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each Annuity Year.

..   If, cumulatively, you withdraw an amount less than the Annual Withdrawal
    Amount under the Withdrawal Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent Annuity Years. However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

..   If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years. However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

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Examples of Withdrawals

The following examples of dollar-for-dollar and proportional reductions of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the Issue Date and the Effective Date of TrueIncome are February 1, 2005; 2.) an initial Purchase Payment of $250,000; 3.) the Account Value on February 1, 2006 is equal to $265,000; and 4.) the first withdrawal occurs on March 1, 2006 when the Account Value is equal to $263,000. The values set forth here are purely hypothetical, and do not reflect the charge for TrueIncome or any other fees and charges.

The initial Protected Withdrawal Value is calculated as the greatest of (a),
(b) and (c):

(a)Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05/(393/365)/ = $263,484.33

(b)Account Value on March 1, 2006 (the date of the first withdrawal) = $263,000

(c)Account Value on February 1, 2006 (the first Annuity Anniversary) = $265,000

Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).

Example 1. Dollar-for-dollar reduction

If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

..   Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 -
    $10,000 = $8,550.

    Annual Withdrawal Amount for future Annuity Years remains at $18,550.

..   Remaining Annual Income Amount for current Annuity Year = $13,250 - $10,000
    = $3,250.

    Annual Income Amount for future Annuity Years remains at $13,250.

..   Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000

Example 2. Dollar-for-dollar and proportional reductions

(a)If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

..   Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 -
    $15,000 = $3,550. Annual Withdrawal Amount for future Annuity Years remains at $18,550

..   Remaining Annual Income Amount for current Annuity Year = $0

Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future Annuity Years.

..   Reduction to Annual Income Amount = Excess Income/Account Value before
    Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250 = $93

Annual Income Amount for future Annuity Years = $13,250 - $93 = $13,157

..   Protected Withdrawal Value is reduced by $15,000 from $265,000 to $250,000

(b)If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

..   Remaining Annual Withdrawal Amount for current Annuity Year = $0

Excess of withdrawal over the Annual Withdrawal Amount ($25,000 - $18,550 = $6,450) reduces Annual Withdrawal Amount for future Annuity Years.

..   Reduction to Annual Withdrawal Amount = Excess Withdrawal/Account Value
    before Excess Withdrawal X Annual Withdrawal Amount = $6,450/($263,000 - $18,550) X $18,550 = $489

Annual Withdrawal Amount for future Annuity Years = $18,550 - $489 = $18,061

..   Remaining Annual Income Amount for current Annuity Year = $0

Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future Annuity Years.

..   Reduction to Annual Income Amount = Excess Income/Account Value before
    Excess Income X Annual Income Amount = $11,750/($263,000 - $13,250) X $13,250 = $623.

Annual Income Amount for future Annuity Years = $13,250 - $623 = $12,627

..   Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount
    ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction.
    Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450

..   Proportional reduction = Excess Withdrawal/Account Value before Excess
    Withdrawal X Protected Withdrawal Value = $6,450/($263,000 - $18,550) X $246,450 = $6,503 Protected Withdrawal Value = $246,450 - max {$6,450,
    $6,503} = $239,947

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Benefits Under TrueIncome

..   If your Account Value is equal to zero, and the cumulative withdrawals in the current Annuity Year are greater than the Annual Withdrawal Amount, TrueIncome will terminate. To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Thus, in that scenario, the remaining amounts under the Life Income Benefit and the Withdrawal Benefit would be payable even though your Account Value was reduced to zero. Once you make this election we will make an additional payment for that Annuity Year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the Annuity Year, if any, depending on the option you choose. In subsequent Annuity Years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount as described in this Prospectus. You will not be able to change the option after your election and no further purchase payments will be accepted under your Annuity. If you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your Account Value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your Account Value equals zero no further purchase payments will be accepted under your Annuity.

..   If annuity payments are to begin under the terms of your Annuity or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent Annuity Years or any remaining Protected Withdrawal Value, you can elect one of the following three options:

       (1)apply your Account Value to any annuity option available; or

       (2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the Annuitant's death; or

       (3)request that, as of the date annuity payments are to begin, we pay out any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the Annuitant's death or the date the Protected Withdrawal Value is depleted.

We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

       (1)the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and

       (2)the Account Value.

..   If no withdrawal was ever taken, we will determine a Protected Withdrawal
    Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

Other Important Considerations

..   Withdrawals under TrueIncome are subject to all of the terms and conditions of your Annuity, including any applicable CDSC.

..   Withdrawals made while TrueIncome is in effect will be treated, for tax purposes, in the same way as any other withdrawals under your Annuity. TrueIncome does not directly affect your Annuity's Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Withdrawal Value.

..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome. TrueIncome provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Protected Withdrawal Value or Annual Income Amount in the form of periodic benefit payments.

..   In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.

..   The basic Death Benefit will terminate if withdrawals taken under the
    TrueIncome benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the TrueIncome benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)

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Election of the Benefit

We no longer permit elections of TrueIncome. If you wish, you may cancel TrueIncome, however you will not be permitted to re-elect it or elect another lifetime withdrawal benefit. If you cancel TrueIncome, you lose all guarantees under the benefit.

Termination of the Benefit

The benefit terminates automatically when your Protected Withdrawal Value and Annual Income Amount equal zero. You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective. The benefit terminates upon your surrender of your Annuity, upon the death of the Annuitant, upon a change in ownership of your Annuity that changes the tax identification number of the Owner, upon change in the Annuitant or upon your election to begin receiving annuity payments. While you may terminate your benefit at any time, we may not terminate the benefit other than in the circumstances listed above.

The charge for TrueIncome will no longer be deducted from your Account Value upon termination of the benefit.

Additional Tax Considerations

If you purchase an Annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your Annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value.

As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of this prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.

TRUEINCOME - SPOUSAL

TrueIncome - Spousal is no longer being offered. TrueIncome - Spousal must have been elected based on two Designated Lives, as described below. Each Designated Life must have been at least 55 years old when the benefit was elected. TrueIncome - Spousal was not available if you elected any other optional living benefit or optional death benefit. As long as your TrueIncome - Spousal is in effect, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit.

The benefit guarantees until the later death of two natural persons that are each other's spouses at the time of election of TrueIncome - Spousal and at the first death of one of them (the "Designated Lives", each a "Designated Life") the ability to withdraw an annual amount ("Spousal Life Income Benefit") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The Spousal Life Income Benefit may remain in effect even if the Account Value of the Annuity is zero. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that market performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Life Income Benefit after the death of the first. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.

Key Feature - Initial Protected Withdrawal Value


The Protected Withdrawal Value is used to determine the amount of each annual payment under the Spousal Life Income Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the Annuity following your election of TrueIncome - Spousal. The initial Protected Withdrawal Value is equal to the greatest of (A) the Account Value on the date you elect TrueIncome - Spousal, plus any additional purchase payments as applicable, each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your Annuity, until the date of your first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier (B) the Account Value on the date of the first withdrawal from your Annuity, prior to the withdrawal, and (C) the highest Account Value on each Annuity anniversary, plus subsequent purchase payments prior to the first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier. With respect to (A) and (C) above, after the 10/th/ anniversary of the benefit effective date, each value is increased by the amount of any subsequent purchase payments. With respect to X Series, Credits are added to purchase payments for purposes of calculating the Protected Withdrawal Value and the Annual Income Amount (see below for a description of Annual Income Amount).


Key Feature - Annual Income Amount under TrueIncome - Spousal

The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active. Under TrueIncome - Spousal, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Spousal Life Income Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. TrueIncome - Spousal does not affect your ability to make withdrawals under your Annuity or limit your ability to request withdrawals that exceed the Annual Income Amount.

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Step-Up of Annual Income Amount


You may elect to step-up your Annual Income Amount if, due to positive market performance, 5% of your Account Value is greater than the Annual Income Amount. You are eligible to step-up the Annual Income Amount on or after the 1/st/ anniversary of the first withdrawal under TrueIncome - Spousal. The Annual Income Amount can be stepped up again on or after the 1/st/ anniversary of the preceding step-up. If you elect to step-up the Annual Income Amount under the benefit, and on the date you elect to step-up, the charges under TrueIncome - Spousal have changed for new purchasers, your benefit may be subject to the new charge at the time of such step-up. When you elect a step-up, your Annual Income Amount increases to equal 5% of your Account Value after the step-up adjusted for withdrawals within the current annuity year. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments (plus any Credit with respect to X Series). Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.


An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 1/st/ Annuity Anniversary that is at least one year after the later of (1) the date of the first withdrawal under TrueIncome - Spousal or (2) the most recent step-up. At this time, your Annual Income Amount will be stepped-up if 5% of your Account Value is greater than the Annual Income Amount by any amount. If 5% of the Account Value does not exceed the Annual Income Amount, then an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 1/st/ Annuity Anniversary that is at least 1 year after the most recent step-up. If, on the date that we implement an Auto Step-Up to your Annual Income Amount, the charge for TrueIncome - Spousal has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Annual Income Amount even if you elect the Auto Step-Up feature.

Examples of withdrawals and step-up

The following examples of dollar-for-dollar and proportional reductions and the step-up of the Annual Income Amount assume: 1.) the Issue Date and the Effective Date of TrueIncome - Spousal are February 1, 2005; 2.) an initial Purchase Payment of $250,000; 3.) the Account Value on February 1, 2006 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the Account Value is equal to $263,000; and 5.) the Account Value on February 1, 2010 is equal to $280,000. The values set forth here are purely hypothetical, and do not reflect the charge for TrueIncome - Spousal or any other fees and charges.

The initial Protected Withdrawal Value is calculated as the greatest of (a),
(b) and (c):

(a)Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05/(393/365)/ = $263,484.33

(b)Account Value on March 1, 2006 (the date of the first withdrawal) = $263,000

(c)Account Value on February 1, 2006 (the first Annuity Anniversary) = $265,000

Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Income Amount is equal to $13,250 under the Spousal Life Income Benefit (5% of $265,000).

Example 1. Dollar-for-dollar reduction

If $10,000 was withdrawn (less than the Annual Income Amount) on March 1, 2006, then the following values would result:

..   Remaining Annual Income Amount for current Annuity Year = $13,250 - $10,000
    = $3,250.

..   Annual Income Amount for future Annuity Years remains at $13,250

Example 2. Dollar-for-dollar and proportional reductions

If $15,000 was withdrawn (more than the Annual Income Amount) on March 1, 2006, then the following values would result:

..   Remaining Annual Income Amount for current Annuity Year = $0

..   Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 =
    $1,750) reduces

..   Annual Income Amount for future Annuity Years.

..   Reduction to Annual Income Amount = Excess Income/Account Value before
    Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250 = $93. Annual Income Amount for future Annuity Years = $13,250 - $93 = $13,157

Example 3. Step-up of the Annual Income Amount

If a step-up of the Annual Income Amount is requested on February 1, 2010 or the Auto Step-Up feature was elected, the step-up would occur because 5% of the Account Value, which is $14,000 (5% of $280,000), is greater than the Annual Income Amount of $13,250. The new Annual Income Amount will be equal to $14,000.

BENEFITS UNDER TRUEINCOME - SPOUSAL

To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under the Spousal Life Income Benefit, we will make an additional payment for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year, if any. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as

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described in this Prospectus. No further purchase payments will be accepted under your Annuity. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Spousal Life Income Benefit terminates and no additional payments will be made.

..   If annuity payments are to begin under the terms of your Annuity or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any annuity option available; or

       (2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.

We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with five payments certain using the same basis that is used to calculate the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

       (1)the present value of future Annual Income Amount payments. Such present value will be calculated using the same basis that is used to calculate the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and

       (2)the Account Value.

..   If no withdrawal was ever taken, we will determine an initial Protected
    Withdrawal Value and calculate an Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

Other Important Considerations

..   Withdrawals under TrueIncome - Spousal are subject to all of the terms and conditions of the Annuity, including any CDSC.

..   Withdrawals made while TrueIncome - Spousal is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. TrueIncome - Spousal does not directly affect the Annuity's Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Withdrawal Value.

..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the TrueIncome - Spousal. TrueIncome - Spousal provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

..   In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.

..   There may be circumstances where you will continue to be charged the full amount for TrueIncome - Spousal even when the benefit is only providing a guarantee of income based on one life with no survivorship.

..   In order for the Surviving Designated Life to continue TrueIncome - Spousal upon the death of an owner, the Designated Life must elect to assume ownership of the Annuity under the spousal continuation option. See
    "Spousal Designations", and "Spousal Beneficiary - Assumption of Annuity" in this Prospectus.

..   The Basic Death Benefit will terminate if withdrawals taken under the
    TrueIncome - Spousal benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the TrueIncome - Spousal benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)

Election of and Designations under the Benefit

We no longer permit elections of TrueIncome - Spousal. - If you wish, you may cancel TrueIncome - Spousal, however you will not be permitted to re-elect it or elect any other living benefit. If you cancel the benefit, you lose all guarantees under the benefit.

TrueIncome - Spousal could only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the Designated Lives to die. TrueIncome - Spousal could only be elected where the Owner, Annuitant, and Beneficiary designations are as follows:

..   One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse. The Owner/Annuitant and the beneficiary each must be at least 55 years old at the time of election; or

..   Co-Annuity Owners, where the Owners are each other's spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. Each Owner must each be at least 55 years old at the time of election; or

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..   One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Both the Annuitant and the Contingent Annuitant each must be at least 55 years old at the time of election.

We do not permit a change of Owner under this benefit, except as follows:

    (a)if one Owner dies and the surviving spousal Owner assumes the Annuity or

    (b)if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary designations under this benefit. If the Designated Lives divorce, however, TrueIncome - Spousal may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. The non-owner spouse may then decide whether he or she wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.

Termination of the Benefit

The benefit terminates automatically when your Annual Income Amount equals zero. You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective. The benefit also terminates upon your surrender of the Annuity, upon the first Designated Life to die if the Annuity is not continued, upon the second Designated Life to die or upon your election to begin receiving annuity payments.

The charge for TrueIncome - Spousal will no longer be deducted from your Account Value upon termination of the benefit.

Additional Tax Considerations

If you purchase an Annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your Annuity beginning after age 70/ 1//\\2\\. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount and duration of payments under the annuity payment and Death Benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law.

As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.

TRUEINCOME - HIGHEST DAILY

TrueIncome - Highest Daily is no longer offered for new elections. The income benefit under TrueIncome - Highest Daily currently is based on a single "designated life" who is at least 55 years old on the date that the benefit was acquired. TrueIncome - Highest Daily was not available if you elected any other optional living benefit, although you may elect any optional death benefit (other than the Highest Daily Value Death Benefit). Any DCA program that transfers Account Value from a Fixed Allocation is also not available as Fixed Allocations are not permitted with the benefit. As long as your TrueIncome - Highest Daily is in effect, you must allocate your Account Value in accordance with the then-permitted and available investment option(s) with this benefit.

The benefit that guarantees until the death of the single designated life the ability to withdraw an annual amount (the "Total Annual Income Amount") equal to a percentage of an initial principal value (the "Total Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our new rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in TrueIncome - Highest Daily, and in Appendix C to this prospectus, we set forth the pre-determined mathematical formula under which we make the asset transfers.

As discussed below, a key component of TrueIncome - Highest Daily is the Total Protected Withdrawal Value, which is an amount that is distinct from Account Value. Because each of the Total Protected Withdrawal Value and Total Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for Account Value to fall to zero, even though the Total Annual Income Amount remains. You are guaranteed to be able to withdraw the Total Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Total Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Total Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under TrueIncome - Highest Daily.

Key Feature - Total Protected Withdrawal Value

The Total Protected Withdrawal Value is used to determine the amount of the annual payments under TrueIncome - Highest Daily. The Total Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value and any Enhanced Protected Withdrawal Value that may

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exist. We describe how we determine Enhanced Protected Withdrawal Value, and when we begin to calculate it, below. If you do not meet the conditions described below for obtaining Enhanced Protected Withdrawal Value then Total Protected Withdrawal Value is simply equal to Protected Withdrawal Value.

The Protected Withdrawal Value initially is equal to the Account Value on the date that you elect TrueIncome - Highest Daily. On each Valuation Day thereafter, until the earlier of the first withdrawal or ten years after the date of your election of the benefit, we recalculate the Protected Withdrawal Value. Specifically, on each such Valuation Day (the "Current Valuation Day"), the Protected Withdrawal Value is equal to the greater of:

..   the Protected Withdrawal Value for the immediately preceding Valuation Day
    (the "Prior Valuation Day"), appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated credit) made on the Current Valuation Day; and

..   the Account Value.

If you have not made a withdrawal prior to the tenth anniversary of the date you elected TrueIncome - Highest Daily (which we refer to as the "Tenth Anniversary"), we will continue to calculate a Protected Withdrawal Value. On or after the Tenth Anniversary and up until the date of the first withdrawal, your Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value on the Tenth Anniversary or your Account Value.

The Enhanced Protected Withdrawal Value is only calculated if you do not take a withdrawal prior to the Tenth Anniversary. Thus, if you do take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive Enhanced Protected Withdrawal Value. If so, then on or after the Tenth Anniversary up until the date of the first withdrawal, the Enhanced Protected Withdrawal Value is equal to the sum of:

(a)200% of the Account Value on the date you elected TrueIncome - Highest Daily;

(b)200% of all purchase payments (and any associated Credits) made during the one-year period after the date you elected TrueIncome - Highest Daily; and

(c)100% of all purchase payments (and any associated Credits) made more than one year after the date you elected TrueIncome - Highest Daily, but prior to the date of your first withdrawal.

We cease these daily calculations of the Protected Withdrawal Value and Enhanced Protected Withdrawal Value (and therefore, the Total Protected Withdrawal Value) when you make your first withdrawal. However, as discussed below, subsequent purchase payments (and any associated Credits) will increase the Total Annual Income Amount, while "excess" withdrawals (as described below) may decrease the Total Annual Income Amount.

Key Feature - Total Annual Income Amount under TrueIncome - Highest Daily

The initial Total Annual Income Amount is equal to 5% of the Total Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active and does not reduce in subsequent Annuity Years, as described below. For purposes of the mathematical formula described below, we also calculate a Highest Daily Annual Income Amount, which is initially equal to 5% of the Protected Withdrawal Value.

Under TrueIncome - Highest Daily, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Total Annual Income Amount ("Excess Income"), your Total Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply.

Any Purchase Payment that you make will increase the then-existing Total Annual Income Amount and Highest Daily Annual Income Amount by an amount equal to 5% of the Purchase Payment (including the amount of any associated Credits).

If your Annuity permits additional Purchase Payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner.

An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Total Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of this feature starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. We multiply each of those quarterly Account Values by 5%, adjust each such quarterly

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value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Total Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Total Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Total Annual Income Amount, the charge for TrueIncome - Highest Daily has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for TrueIncome - Highest Daily upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

TrueIncome - Highest Daily does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Total Annual Income Amount. Under TrueIncome - Highest Daily, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

If, cumulatively, you withdraw an amount less than the Total Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Total Annual Income Amount to subsequent Annuity Years.

Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for TrueIncome - Highest Daily or any other fees and charges. Assume the following for all three examples:

   .   The Issue Date is December 1, 2006.

   .   TrueIncome - Highest Daily is elected on March 5, 2007.

Dollar-for-dollar reductions

On May 2, 2007, the Total Protected Withdrawal Value is $120,000, resulting in a Total Annual Income Amount of $6,000 (5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Total Annual Income Amount for that Annuity Year (up to and including December 1, 2007) is $3,500. This is the result of a dollar-for-dollar reduction of the Total Annual Income Amount - $6,000 less $2,500 = $3,500.

Proportional reductions

Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2007 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Total Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount - $1,500 - reduces the Total Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Total Annual Income Amount).

Here is the calculation:

Account Value before withdrawal                                $ 110,000.00
Less amount of "non" excess withdrawal                         $   3,500.00
Account Value immediately before excess withdrawal of $1,500   $ 106,500.00
Excess withdrawal amount                                       $   1,500.00
Divided by Account Value immediately before excess withdrawal  $ 106,500.00
Ratio                                                                  1.41%
Total Annual Income Amount                                     $   6,000.00
Less ratio of 1.41%                                            $      84.51
Total Annual Income Amount for future Annuity Years            $   5,915.49

Highest Quarterly Auto Step-Up

On each Annuity Anniversary date, the Total Annual Income Amount is stepped-up if 5% of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Total Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credit with respect to X Series).

Continuing the same example as above, the Total Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Total Annual Income Amount will be stepped-up if 5% of the highest quarterly Account Value, adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

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
                                 Highest Quarterly Value
                                     (adjusted with       Adjusted Total Annual
                                 withdrawal and Purchase Income Amount (5% of the
Date*              Account value       Payments)**       Highest Quarterly Value)
-----              ------------- ----------------------- ------------------------
June 1, 2007        $118,000.00        $118,000.00              $5,900.00
August 6, 2007      $110,000.00        $112,885.55              $5,644.28
September 1, 2007   $112,000.00        $112,885.55              $5,644.28
December 1, 2007    $119,000.00        $119,000.00              $5,950.00

* In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter - March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Total Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:

   . The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Total Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.

   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

The adjusted Total Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Total Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Total Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value yields the highest amount of $ 5,950.00. Since this amount is higher than the current year's Total Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Total Annual Income Amount for the next Annuity Year, starting on December 2, 2007 and continuing through December 1, 2008, will be stepped-up to $5,950.00.

Benefits Under TrueIncome - Highest Daily

..   To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Total Annual Income Amount and amounts are still payable under TrueIncome - Highest Daily, we will make an additional payment, if any, for that Annuity Year equal to the remaining Total Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Total Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Total Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Total Annual Income Amount, TrueIncome - Highest Daily terminates, and no additional payments will be made.

..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Total Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any Annuity option available; or

       (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Total Annual Income Amount. We will make payments until the death of the single designated life.

We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       (1)the present value of the future Total Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and

       (2)the Account Value.

..   If no withdrawal was ever taken, we will calculate the Total Annual Income
    Amount as if you made your first withdrawal on the date the annuity payments are to begin.

..   Please note that if your Annuity has a maximum Annuity Date requirement, payments that we make under this benefit as of that date will be treated as annuity payments.

Other Important Considerations

..   Withdrawals under TrueIncome - Highest Daily are subject to all of the terms and conditions of the Annuity, including any CDSC.

..   Withdrawals made while TrueIncome - Highest Daily is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity.

   TrueIncome - Highest Daily does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account

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Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.

..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome - Highest Daily. TrueIncome
    - Highest Daily provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Total Annual Income Amount in the form of periodic benefit payments.

..   If you are taking your entire Annual Income Amount through the Systematic
    Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

..   Upon inception of the benefit and to maintain the benefit, 100% of your
    Account Value must have been allocated to the Permitted Sub-accounts. However, the mathematical formula component of the benefit as described below may transfer Account Value to the Benefit Fixed Rate Account as of the effective date of the benefit in some circumstances.

..   You cannot allocate purchase payments or transfer Account Value to or from a Fixed Allocation if you elect this benefit.

..   Transfers to and from the Sub-accounts and the Benefit Fixed Rate Account triggered by the formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.

..   In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain TrueIncome - Highest Daily. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.

..   The charge for TrueIncome - Highest Daily is 0.60% annually, assessed against the average daily net assets of the Sub-accounts. This charge is in addition to any other fees under the annuity. Also, the cost to us of providing the benefit is a factor, among many, that we consider when determining the interest rate credited under the Benefit Fixed Rate Account, and therefore, we credit lower interest rates due to this factor than we otherwise would.

..   The Basic Death Benefit will terminate if withdrawals taken under the
    TrueIncome - Highest Daily benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the TrueIncome - Highest Daily benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)

Election of and Designations under the Benefit

For TrueIncome - Highest Daily, there must have been either a single Owner who is the same as the Annuitant, or if the Annuity is entity-owned, there must have been a single natural person Annuitant. In either case, the Annuitant must have been at least 55 years old.

Any change of the Annuitant under the Annuity will result in cancellation of TrueIncome - Highest Daily. Similarly, any change of Owner will result in cancellation of TrueIncome - Highest Daily, except if (a) the new Owner has the same taxpayer identification number as the previous Owner, (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or
(c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.

We no longer permit elections of TrueIncome - Highest Daily. If you wish, you may cancel TrueIncome - Highest Daily, however you will not be permitted to re-elect it or elect any other living benefit. Upon cancellation of TrueIncome
- Highest Daily, any Account Value allocated to the Benefit Fixed Rate Account used with the pre-determined mathematical formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro-rata according to the value of your Sub-accounts at the time of the re-allocation. If you cancel the benefit, you lose all guarantees under the benefit.

Termination of the Benefit

You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (iv) upon the death of the Annuitant (v) if both the Account Value and Total Annual Income Amount equal zero or (vi) if you fail to meet our requirements for issuing the benefit. If you terminate the benefit, you will lose the Protected Withdrawal Value, Annual Income Amount, as well as any Enhanced Protected Withdrawal Value and Return of Principal Guarantees.

Upon termination of TrueIncome - Highest Daily, we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the Benefit Fixed Rate Account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options). Upon termination, we may limit or prohibit investment in the Fixed Allocations.

Return of Principal Guarantee

If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

(a)your Account Value on the day that you elected TrueIncome - Highest Daily;
   and

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(b)the sum of each Purchase Payment you made (including any Credits with respect to X Series) during the one-year period after you elected the benefit.

If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of our variable investment options and the Benefit Fixed Rate Account (described below), in the same proportion that each such investment option bears to your total Account Value, immediately prior to the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Total Protected Withdrawal Value, your death benefit, or the amount of any other or optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected TrueIncome - Highest Daily and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

Mathematical Formula Component of TrueIncome - Highest Daily

As indicated above, we limit the sub-accounts to which you may allocate Account Value if you have elected TrueIncome -Highest Daily. For purposes of this benefit, we refer to those permitted sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in TrueIncome - Highest Daily, we require that you participate in our mathematical formula under which we may transfer Account Value between the Permitted Sub-accounts and a fixed interest rate account that is part of our general account (the "Benefit Fixed Rate Account"). This required formula helps us manage our financial exposure under the benefit, by moving assets to a more stable option (i.e., the Benefit Fixed Rate Account). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The Benefit Fixed Rate Account is available only with this benefit, and thus you may not allocate purchase payments to or transfer Account Value to or from the Benefit Fixed Rate Account. The interest rate that we pay with respect to the Benefit Fixed Rate Account is reduced by an amount that corresponds generally to the charge that we assess against your variable Sub-accounts for TrueIncome - Highest Daily. The Benefit Fixed Rate Account is not subject to the Investment Company Act of 1940 or the Securities Act of 1933.

Under the formula component of TrueIncome - Highest Daily, we monitor your Account Value daily and, if necessary, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account. Any transfer would be made in accordance with the formula, which is set forth in the schedule supplement to the endorsement for this benefit (and also appears in Appendix C to this prospectus). Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying your Protected Withdrawal Value for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation model, based on the projected Highest Daily Annual Income Amount each year for the rest of your life. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected Annual Income Amount (and thus your Target Value) would take into account any automatic step-up that was scheduled to occur according to the step-up formula described above. Next, the formula subtracts from the Target Value the amount held within the Benefit Fixed Rate Account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Benefit Fixed Rate Account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%) it means essentially that too much Target Value is not offset by assets within the Benefit Fixed Rate Account, and therefore we will transfer an amount from your Permitted Sub-accounts to the Benefit Fixed Rate Account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the Benefit Fixed Rate Account to the Permitted Sub-accounts would occur. Note that the formula is calculated with reference to the Highest Daily Annual Income Amount, rather than with reference to the Annual Income Amount. If you select the new mathematical formula, see the discussion regarding the 90% cap.

As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the Benefit Fixed Rate Account, because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value to the Benefit Fixed Rate Account. Because the amount allocated to the Benefit Fixed Rate Account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the Benefit Fixed Rate Account so that the Target Ratio meets a target, which currently is equal to 80%. Once elected, the ratios we use will be fixed.

While you are not notified when the formula dictates a transfer, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Benefit Fixed Rate Account. The formula is designed primarily to mitigate the financial risks that we incur in providing the guarantee under TrueIncome - Highest Daily.

Depending on the results of the formula calculation we may, on any day:

..   Not make any transfer between the Permitted Sub-accounts and the Benefit
    Fixed Rate Account; or

..   If a portion of your Account Value was previously allocated to the Benefit
    Fixed Rate Account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or

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..   Transfer all or a portion of your Account Value in the Permitted
    Sub-accounts pro-rata to the Benefit Fixed Rate Account. The interest that you earn on such transferred amount will be equal to the annual rate that we have set for that day, and we will credit the daily equivalent of that annual interest until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

Therefore, at any given time, some, none, or all of your Account Value may be allocated to the Benefit Fixed Rate Account. If your entire Account Value is transferred to the Benefit Fixed Rate Account, then based on the way the formula operates, the formula will not transfer amounts out of the Benefit Fixed Rate Account to the Permitted Sub-accounts and the entire Account Value would remain in the Benefit Rate Fixed Account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the Benefit Fixed Rate Account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the Benefit Fixed Rate Account, if dictated by the formula. The amounts of any such transfer will vary, as dictated by the formula, and will depend on the factors listed below.

Prior to the first withdrawal, the primary driver of transfers to the Benefit Fixed Rate Account is the difference between your Account Value and your Total Protected Withdrawal Value. If none of your Account Value is allocated to the Benefit Fixed Rate Account, then over time the formula permits an increasing difference between the Account Value and the Total Protected Withdrawal Value before a transfer to the Benefit Fixed Rate Account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the Benefit Fixed Rate Account, the smaller the difference between the Total Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the Benefit Fixed Rate Account.

Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the Benefit Fixed Rate Account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

..   The difference between your Account Value and your Total Protected
    Withdrawal Value;

..   The amount of time TrueIncome - Highest Daily has been in effect on your
    Annuity;

..   The amount allocated to and the performance of the Permitted Sub-accounts and the Benefit Fixed Rate Account;

..   Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and

..   Any withdrawals you take from your Annuity (while the benefit is in effect).

Because the amount allocated to the Benefit Fixed Rate Account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the Benefit Fixed Rate Account or to the Permitted Sub-accounts, the greater the impact performance of that Sub-account has on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the Benefit Fixed Rate Account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the Benefit Fixed Rate Account and it has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the Benefit Fixed Rate Account and it has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the Benefit Fixed Rate Account even if the performance of your Permitted Sub-accounts is positive.

Any Account Value in the Benefit Fixed Rate Account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the Benefit Fixed Rate Account.

Additional Tax Considerations

If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 /1/2/. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Total Annual Income Amount, which will cause us to increase the Total Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity that are greater than such amounts. Please note that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive Enhanced Protected Withdrawal Value and an amount under the Return of Principal Guarantee.

As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.

Optional 90% Cap Rule Feature for the Formula Under TrueIncome - Highest Daily

The Optional 90% Cap Feature is available for election only on or after July 27, 2009 and only in those jurisdictions where we have received regulatory approval, and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions.

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If you currently own an Annuity and have elected the TrueIncome - Highest
Daily, you can elect this feature which utilizes a new mathematical formula. The new formula is described below and will (if you elect it) replace the "Transfer Calculation" portion of the mathematical formula currently used in connection with your benefit on a prospective basis. There is no cost to adding this feature to your Annuity. This election may only be made once and may not be revoked once elected. This feature is available subject to state approval. The new formula is found in Appendix C (page C-2). Only the election of the 90% Cap will prevent all of your Account Value from being allocated to the Benefit Fixed Rate Account. If all of your Account Value is currently allocated to the Benefit Fixed Rate Account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% Cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the Benefit Fixed Rate Account.

Under the new formula, the formula will not execute a transfer to the Benefit Fixed Rate Account that results in more than 90% of your Account Value being allocated to the Benefit Fixed Rate Account ("90% cap" or "90% cap rule"). Thus, on any Valuation Day, if the formula would require a transfer into the Benefit Fixed Rate Account that would result in more than 90% of the Account Value being allocated to the Benefit Fixed Rate Account, only the amount that results in exactly 90% of the Account Value being allocated to the Benefit Fixed Rate Account will be transferred. Additionally, future transfers into the Benefit Fixed Rate Account will not be made (regardless of the performance of the Benefit Fixed Rate Account and the Permitted Sub-accounts) at least until there is first a transfer out of the Benefit Fixed Rate Account. Once this transfer occurs out of the Benefit Fixed Rate Account, future amounts may be transferred to or from the Benefit Fixed Rate Account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the Benefit Fixed Rate Account that results in greater than 90% of your Account Value being allocated to the Benefit Fixed Rate Account. However, it is possible that, due to the investment performance of your allocations in the Benefit Fixed Rate Account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Benefit Fixed Rate Account.

If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the Benefit Fixed Rate Account at least until there is first a transfer out of the Benefit Fixed Rate Account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the Benefit Fixed Rate Account, and the formula will still not transfer any of your Account Value to the Benefit Fixed Rate Account (at least until there is first a transfer out of the Benefit Fixed Rate Account). For example:

..   March 19, 2009 - a transfer is made to the Benefit Fixed Rate Account that results in the 90% cap being met and now $90,000 is allocated to the Benefit Fixed Rate Account and $10,000 is allocated to the Permitted Sub-accounts.

..   March 20, 2009 - you make an additional purchase payment of $10,000. No transfers have been made from the Benefit Fixed Rate Account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.

..   As of March 20, 2009 (and at least until first a transfer is made out of the Benefit Fixed Rate Account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Benefit Fixed Rate Account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Benefit Fixed Rate Account).

..   Once there is a transfer out of the Benefit Fixed Rate Account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Benefit Fixed Rate Account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account as dictated by the formula. Once you elect this feature, the new transfer formula described above and set forth in Appendix C will be the pre-determined mathematical formula for your Annuity.

In the event that more than ninety percent (90%) of your Account Value is allocated to the Benefit Fixed Rate Account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the Benefit Fixed Rate Account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the Benefit Fixed Rate Account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule).

Once the 90% cap rule is met, future transfers into the Benefit Fixed Rate Account will not be made (regardless of the performance of the Benefit Fixed Rate Account and the Permitted Sub-accounts) at least until there is a first transfer out of the Benefit Fixed Rate Account. Once this transfer occurs out of the Benefit Fixed Rate Account, future amounts may be transferred to or from the Benefit Fixed Rate Account if dictated by the formula.

Please be aware that after the initial transfer out of the Benefit Fixed Rate Account upon election of the 90% Cap, there is no assurance that future transfers out will occur, or the amount of such future transfers, as a result of the election of the 90% Cap. These transfers will be determined by the mathematical formula and depend on a number of factors unique to your Annuity.

Important Considerations When Electing the New Formula:

..   At any given time, some, most or none of your Account Value may be allocated to the Benefit Fixed Rate Account.

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..   Please be aware that because of the way the new 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Benefit Fixed Rate Account.

..   Because the charge for TrueIncome - Highest Daily is assessed against the average daily net assets of the Sub-accounts, that charge will be assessed against all assets transferred into the Permitted Sub-accounts.

..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

TRUEINCOME - HIGHEST DAILY 7

The income benefit under TrueIncome - Highest Daily 7 currently is based on a single "designated life" who is at least 55 years old on the date that the benefit is acquired. TrueIncome - Highest Daily 7 was not available if you elected any other optional living benefit, although you may have elected any optional death benefit other than the Highest Daily Value death benefit. As long as TrueIncome - Highest Daily 7 is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of the permitted investment options, see the Investment options section of this prospectus. We no longer permit new elections of TrueIncome - Highest Daily 7.

TrueIncome - Highest Daily 7 guarantees until the death of the single designated life the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer benefit in order to participate in TrueIncome - Highest Daily 7, and in Appendix E to this prospectus, we set forth the pre-determined mathematical formula under which we make the asset transfers. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).

As discussed below, a key component of TrueIncome - Highest Daily 7 is the Protected Withdrawal Value. Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under TrueIncome - Highest Daily 7.

Key Feature - Protected Withdrawal Value

The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter, until the earlier of the tenth anniversary of benefit election (the "Tenth Anniversary Date") or the date of the first withdrawal, the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value. We stop determining the Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date. On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

    (1)the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and

    (2)the Account Value.

If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

    (a)the Account Value; or

    (b)the Periodic Value on the date of the withdrawal.

If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth Anniversary Date is equal to the greatest of:

(1)the Account Value; or

(2)the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted purchase payments; or

(3)the sum of:

    (a)200% of the Account Value on the effective date of the benefit;

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    (b)200% of all adjusted purchase payments made within one year after the effective date of the benefit; and

    (c)all adjusted purchase payments made after one year following the effective date of the benefit up to the date of the first withdrawal.

On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below). Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.

Key Feature - Annual Income Amount under TrueIncome - Highest Daily 7

The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active and does not reduce in subsequent Annuity Years, as described below. The percentage depends on the age of the Annuitant on the date of the first withdrawal after election of the benefit. The percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older. Under TrueIncome - Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.

Any Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner.

An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older. Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for TrueIncome - Highest Daily 7 has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for TrueIncome - Highest Daily 7 upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

TrueIncome - Highest Daily 7 does not affect your ability to make withdrawals under your Annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under TrueIncome - Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

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

Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for TrueIncome - Highest Daily 7 benefit or any other fees and charges. Assume the following for all three examples:

..   The Issue Date is December 1, 2007

..   TrueIncome - Highest Daily 7 benefit is elected on March 5, 2008

..   The Annuitant was 70 years old when he/she elected TrueIncome - Highest
    Daily 7.

Dollar-for-dollar reductions

On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the Annuitant is younger than 75 at the time of the 1/st/ withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2008) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount-$6,000 less $2,500 = $3,500.

Proportional reductions

Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount - $1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

Here is the calculation:

  Account Value before withdrawal                                $ 110,000.00
  Less amount of "non" excess withdrawal                         $   3,500.00
  Account Value immediately before excess withdrawal of $1,500   $ 106,500.00
  Excess withdrawal amount                                       $   1,500.00
  Divided by Account Value immediately before excess withdrawal  $ 106,500.00
  Ratio                                                                  1.41%
  Annual Income Amount                                           $   6,000.00
  Less ratio of 1.41%                                            $      84.51
  Annual Income Amount for future Annuity Years                  $   5,915.49

Highest Quarterly Auto Step-Up

On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant's age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credits).

Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 75 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

                                 Highest Quarterly Value
                                     (adjusted with       Adjusted Annual Income
                                 withdrawal and Purchase    Amount (5% of the
Date*              Account value       Payments)**       Highest Quarterly Value)
-----              ------------- ----------------------- ------------------------
June 1, 2008        $118,000.00        $118,000.00              $5,900.00
August 6, 2008      $110,000.00        $112,885.55              $5,644.28
September 1, 2008   $112,000.00        $112,885.55              $5,644.28
December 1, 2008    $119,000.00        $119,000.00              $5,950.00

* In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter - March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:

   . The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.

   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

   . The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

Benefits Under TrueIncome - Highest Daily 7

..   To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for TrueIncome - Highest Daily 7, and amounts are still payable under TrueIncome - Highest Daily 7, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, TrueIncome - Highest Daily 7 terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.

..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any Annuity option available; or

       (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the death of the single designated life.

We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       (1)the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and

       (2)the Account Value.

..   If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

..   Please note that payments that we make under this benefit after the Annuity
    Anniversary coinciding with or next following the annuitant's 95/th/ birthday will be treated as annuity payments.

Other Important Considerations

..   Withdrawals under TrueIncome - Highest Daily 7 are subject to all of the terms and conditions of the Annuity, including any CDSC that may apply. Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal. However, we may impose a CDSC on the portion of a withdrawal that is deemed Excess Income.

..   Withdrawals made while TrueIncome - Highest Daily 7 is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. TrueIncome - Highest Daily 7 does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.

..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome - Highest Daily 7. TrueIncome - Highest Daily 7 provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

..   You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking withdrawals.

..   If you are taking your entire Annual Income Amount through the Systematic
    Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

..   Upon inception of the benefit, and to maintain the benefit 100% of your
    Account Value must have been allocated to the permitted Sub-accounts.

..   You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (see description below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?". Upon the initial transfer of your Account

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

   Value into an AST Investment Grade Bond Portfolio, we will send a prospectus for that Portfolio to you along with your confirmation. In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.accessallstate.com.

..   Transfers to and from the elected Sub-accounts and an AST Investment Grade
    Bond Portfolio Sub-account triggered by the mathematical formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.

..   You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain TrueIncome
    - Highest Daily 7. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfer of Account Value and allocation of additional purchase payments may be subject to new investment limitations.

..   If you elect this benefit and in connection with that election, you are required to reallocate to permitted investment options, then on the Valuation Day we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

..   The fee for TrueIncome - Highest Daily 7 is 0.60% annually of the Protected
    Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.15% of the Protected Withdrawal Value at the end of the quarter.
    We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account. Since this fee is based on the Protected Withdrawal Value the fee for TrueIncome - Highest Daily 7 may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above.

..   You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.

..   The Basic Death Benefit will terminate if withdrawals taken under the
    TrueIncome - Highest Daily 7 benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the TrueIncome - Highest Daily 7 benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)

Election of and Designations under the Benefit

We no longer permit new elections of TrueIncome - Highest Daily 7.

For TrueIncome - Highest Daily 7, there must have been either a single Owner who was the same as the Annuitant, or if the Annuity is entity owned, there must have been a single natural person Annuitant. In either case, the Annuitant must have been at least 55 years old.

Any change of the Annuitant under the Annuity will result in cancellation of TrueIncome - Highest Daily 7. Similarly, any change of Owner will result in cancellation of TrueIncome - Highest Daily 7, except if (a) the new Owner has the same taxpayer identification number as the previous Owner, (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or
(c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.

If you wish, you may cancel TrueIncome - Highest Daily 7, however you will not be permitted to re-elect the benefit or elect any other living benefit. Upon cancellation of TrueIncome - Highest Daily 7, any Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro rata according to the value of your Sub-accounts at the time of the reallocation. You should be aware that upon termination of TrueIncome - Highest Daily 7, you will lose the Protected Withdrawal Value (including the Tenth Anniversary Date Guarantee), Annual Income Amount, and the Return of Principal Guarantee that you had accumulated under the benefit.

Return of Principal Guarantee

If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

a) your Account Value on the day that you elected TrueIncome - Highest Daily 7; and

b) the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected TrueIncome - Highest Daily 7 and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

Termination of the Benefit

You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (although if you have elected to the Annual Income Amount in the form of Annuity payments, we will continue to pay the Annual Income Amount) (iv) upon the death of the Annuitant (v) if both the Account Value and Annual Income Amount equal zero or (vi) if you cease to meet our requirements for issuing the benefit (see Elections and Designations under the Benefit).

Upon termination of TrueIncome - Highest Daily 7 other than upon the death of the Annuitant, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

Mathematical Formula Component of TrueIncome - Highest Daily 7

As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you have elected TrueIncome - Highest Daily 7. For purposes of the benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in TrueIncome - Highest Daily 7, we require that you participate in our specialized program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the "AST Investment Grade Bond Sub-account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate purchase payments to the AST Investment Grade Bond Sub-account. Under the formula component of TrueIncome - Highest Daily 7, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a formula, which is set forth in Appendix E to this prospectus.

Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant's attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

If you elect the new formula (90% Cap Feature), see discussion regarding that feature.

As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect TrueIncome - Highest Daily 7, the ratios we use will be fixed. For newly-issued Annuities that elect TrueIncome - Highest Daily 7 and existing Annuities that elect TrueIncome - Highest Daily 7, however, we reserve the right, subject to any required regulatory approval, to change the ratios.

While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under TrueIncome - Highest Daily 7.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

   . Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or

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

   . If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options); or

   . Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro rata to the AST Investment Grade Bond Sub-account.

Therefore, at any given time, some, none, or all of your Account Value may be allocated to the AST Investment Grade Bond Sub-account. If your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts and the entire Account Value would remain in the AST Investment Grade Bond Sub-account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the AST Investment Grade Bond Sub-account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula. The amounts of any such transfers will vary, as dictated by the formula, and will depend on the factors listed below.

Prior to the first withdrawal, the primary driver of transfers to the AST Investment Grade Bond Sub-account is difference between your Account Value and your Protected Withdrawal Value. If none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, then over time the formula permits an increasing difference between the Account Value and the Protected Withdrawal Value before a transfer to the AST Investment Grade Bond Sub-account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the AST Investment Grade Bond Sub-account.

Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST Investment Grade Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

   . The difference between your Account Value and your Protected Withdrawal Value;

   . The amount of time TrueIncome - Highest Daily 7 has been in effect on your Annuity;

   . The amount allocated to and the performance of the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account;

   . Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and

   . Any withdrawals you take from your Annuity (while the benefit is in effect).

Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the AST Investment Grade Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of that Sub-account has on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the AST Investment Grade Bond Sub-account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.

If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the AST Investment Grade Bond Sub-account, if dictated by the formula.

Any Account Value in the AST Investment Grade Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the AST Investment Grade Bond Sub-account.

Additional Tax Considerations

If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Please note that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "Key Feature - Protected Withdrawal Value".

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As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.

Optional 90% Cap Rule Feature for Formula for TrueIncome - Highest Daily 7

The Optional 90% Cap Feature is available for election only on or after July 27, 2009 and only in those jurisdictions where we have received regulatory approval, and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions.

If you currently own an Annuity and have elected TrueIncome - Highest Daily 7, you can elect this feature which utilizes a new mathematical formula. The new formula is described below and will replace the "Transfer Calculation" portion of the mathematical formula currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected. The new mathematical formula is found in Appendix E (page E-3). There is no cost to adding this feature to your Annuity. Only the election of the 90% Cap will prevent all of your Account Value from being allocated to the AST Investment Grade Bond Portfolio Sub-account. If all of your Account Value is currently allocated to the AST Investment Grade Bond Portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% Cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the AST Investment Grade Bond Portfolio Sub-account.

Under the new formula, the formula will not execute a transfer to the AST Investment Grade Bond Sub-account that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account ("90% cap" or "90% Cap Rule"). Thus, on any Valuation Day, if the formula would require a transfer to the AST Investment Grade Bond Sub-account that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. Additionally, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST Investment Grade Bond Sub-account that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST Investment Grade Bond Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the AST Investment Grade Bond Sub-account.

If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST Investment Grade Bond Sub-account at least until there is first a transfer out of the AST Investment Grade Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST Investment Grade Bond Sub-account, and the formula will still not transfer any of your Account Value to the AST Investment Grade Bond Sub-account (at least until there is first a transfer out of the AST Investment Grade Bond Sub-account). For example,

..   March 19, 2009 - a transfer is made that results in the 90% cap being met and now $90,000 is allocated to the AST Investment Grade Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

..   March 20, 2009 - you make an additional purchase payment of $10,000. No transfers have been made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.

..   As of March 20, 2009 (and at least until first a transfer is made out of the AST Investment Grade Bond Sub-account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the AST Investment Grade Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the AST Investment Grade Bond Sub-account).

..   Once there is a transfer out of the AST Investment Grade Bond Sub-account
    (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the formula. Once you elect this feature, the new transfer formula described above and set forth in Appendix E will be the formula for your Annuity.

In the event that more than ninety percent (90%) of your Account Value is allocated to the AST Investment Grade Bond Sub-account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the AST Investment Grade Bond Sub-account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the AST Investment Grade Bond Sub-account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amounts of such additional transfer(s) will vary. If on the date this feature is elected 100% of your Account Value is allocated to the AST Investment Grade Bond Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. While there are no assurances that future

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

transfers will occur, it is possible that an additional transfer(s) to the Permitted Sub-accounts could occur following the Valuation Day(s), and in some instances (based on the formula) the additional transfer(s) could be large.

Once the 90% cap rule is met, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

Important Consideration When Electing the New Formula:

..   At any given time, some, most or none of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.

..   Please be aware that because of the way the 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.

..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

TRUEINCOME - SPOUSAL HIGHEST DAILY 7

TrueIncome - Spousal Highest Daily 7 is the spousal version of TrueIncome - Highest Daily 7. We no longer permit new elections of TrueIncome - Spousal Highest Daily 7. TrueIncome - Spousal Highest Daily 7 must have been elected based on two Designated Lives, as described below. Each Designated Life must be at least 59 1/2 years old when the benefit was elected. TrueIncome - Spousal Highest Daily 7 was not available if you elect any other optional living benefit or optional death benefit. As long as your TrueIncome - Spousal Highest Daily 7 Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of permitted investment options, see the Investment options section of this prospectus.

The benefit guarantees that until the later death of two natural persons who are each other's spouses at the time of election of the benefit and at the first death of one of them (the "Designated Lives", and each, a "Designated Life") the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that market performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue TrueIncome - Spousal Highest Daily 7 after the death of the first spouse. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer benefit in order to participate in TrueIncome - Spousal Highest Daily 7, and in Appendix E to this prospectus, we set forth the pre-determined mathematical formula under which we make those asset transfers. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).

As discussed below, a key component of TrueIncome - Spousal Highest Daily 7 is the Protected Withdrawal Value. Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount until the death of the second Designated Life, provided that there have not been "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under TrueIncome - Spousal Highest Daily 7.

Key Feature - Protected Withdrawal Value

The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter, until the earlier of the tenth anniversary of benefit election (the "Tenth Anniversary Date") or the date of the first withdrawal, the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value. We stop determining the Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date. On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

(1)the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and

(2)the Account Value.

If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

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(1)the Account Value; or

(2)the Periodic Value on the date of the withdrawal.

If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth Anniversary Date is equal to the greatest of:

(1)the Account Value; or

(2)the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted purchase payments; or

(3)the sum of:

    (a)200% of the Account Value on the effective date of the benefit;

    (b)200% of all adjusted purchase payments made within one year after the effective date of the benefit; and

    (c)all adjusted purchase payments made after one year following the effective date of the benefit up to the date of the first withdrawal.

On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below). Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.

Key Feature - Annual Income Amount under TrueIncome - Spousal Highest Daily 7

The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active and does not reduce in subsequent Annuity Years, as described below. The percentage depends on the age of the youngest Designated Life on the date of the first withdrawal after election of the benefit. The percentages are: 5% for ages 79 and younger, 6% for ages 80 to 84, 7% for ages 85 to 89, and 8% for ages 90 and older. We use the age of the youngest Designated Life even if that Designated Life is no longer a participant under the Annuity due to death or divorce. Under TrueIncome - Spousal Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.

Any Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner.

An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the youngest Designated Life on the Annuity Anniversary as of which the step-up would occur. The percentages are 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older. Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for TrueIncome - Spousal Highest Daily 7 has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for TrueIncome - Spousal Highest Daily 7 upon a step-up, we would notify you, and give you the opportunity to cancel

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the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

TrueIncome - Spousal Highest Daily 7 does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under TrueIncome - Spousal Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for TrueIncome - Spousal Highest Daily 7 or any other fees and charges. Assume the following for all three examples:

..   The Issue Date is December 1, 2007

..   TrueIncome - Spousal Highest Daily 7 is elected on March 5, 2008.

..   The youngest Designated Life was 70 years old when he/she elected
    TrueIncome - Spousal Highest Daily 7.

Dollar-for-dollar reductions

On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest Designated Life is younger than 80 at the time of the 1/st/ withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2008) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount - $6,000 less $2,500 = $3,500.

Proportional reductions

Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount - $1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

Here is the calculation:

Account Value before withdrawal                                $ 110,000.00
Less amount of "non" excess withdrawal                         $   3,500.00
Account Value immediately before excess withdrawal of $1,500   $ 106,500.00
Excess withdrawal amount                                       $   1,500.00
Divided by Account Value immediately before excess withdrawal  $ 106,500.00
Ratio                                                                  1.41%
Annual Income Amount                                           $   6,000.00
Less ratio of 1.41%                                            $      84.51
Annual Income Amount for future Annuity Years                  $   5,915.49

Highest Quarterly Auto Step-Up

On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest Designated Life's age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credits).

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Continuing the same example as above, the Annual Income Amount for this Annuity
Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 80 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49.
Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

                                 Highest Quarterly Value
                                     (adjusted with          Adjusted Annual
                                 withdrawal and Purchase Income Amount (5% of the
Date*              Account value       Payments)**       Highest Quarterly Value)
-----              ------------- ----------------------- ------------------------
June 1, 2008        $118,000.00        $118,000.00              $5,900.00
August 6, 2008      $110,000.00        $112,885.55              $5,644.28
September 1, 2008   $112,000.00        $112,885.55              $5,644.28
December 1, 2008    $119,000.00        $119,000.00              $5,950.00

* In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter - March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:

   . The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Total Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.

   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

Benefits Under TrueIncome - Spousal Highest Daily 7

..   To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for TrueIncome - Spousal Highest Daily 7, and amounts are still payable under TrueIncome - Spousal Highest Daily 7, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, TrueIncome - Spousal Highest Daily 7 terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.

..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any Annuity option available; or

       (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. If, due to death of a Designated Life or divorce prior to annuitization, only a single Designated Life remains, then Annuity payments will be made as a life annuity for the lifetime of the Designated Life.

We must receive your request in a form acceptable to us at our office.

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In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       (1)the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and

       (2)the Account Value.

..   If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

..   Please note that payments that we make under this benefit after the Annuity
    Anniversary coinciding with or next following the older of the owner or Annuitant's 95/th/ birthday, will be treated as annuity payments.

Other Important Considerations

..   Withdrawals under TrueIncome - Spousal Highest Daily 7 are subject to all of the terms and conditions of the Annuity, including any CDSC that may apply. Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal. However, we may impose a CDSC on the portion of a withdrawal that is deemed Excess Income.

..   Withdrawals made while TrueIncome - Spousal Highest Daily 7 is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. TrueIncome - Spousal Highest Daily 7 does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.

..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome - Spousal Highest Daily 7. TrueIncome - Spousal Highest Daily 7 provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

..   You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking withdrawals.

..   Upon inception of the benefit, and to maintain the benefit, 100% of your
    Account Value must have been allocated to the permitted Sub-accounts.

..   You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (as described below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?". Upon the initial transfer of your Account Value into an AST Investment Grade Bond Portfolio, we will send a prospectus for that Portfolio to you along with your confirmation. In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.accessallstate.com.

..   Transfers to and from the elected Sub-accounts and the AST Investment Grade
    Bond Portfolio Sub-account triggered by the mathematical formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.

..   You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain TrueIncome
    - Spousal Highest Daily 7. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to new investment limitations.

..   If you elect this benefit and in connection with that election, you are required to reallocate to permitted investment options, then on the Valuation Day we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

..   The fee for TrueIncome - Spousal Highest Daily 7 is 0.75% annually of the
    Protected Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.1875% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Sub-account. Since this fee is based on the Protected Withdrawal Value, the fee for TrueIncome - Spousal Highest Daily 7 may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above.

..   You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.

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..   The Basic Death Benefit will terminate if withdrawals taken under the
    TrueIncome - Spousal Highest Daily 7 benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the TrueIncome - Spousal Highest Daily 7 benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)

Election of and Designations under the Benefit.

We no longer permit new elections of TrueIncome - Spousal Highest Daily 7. Elections of TrueIncome - Spousal Highest Daily 7 must have been based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the Designated Lives to die. TrueIncome - Spousal Highest Daily 7 could only be elected where the Owner, Annuitant, and Beneficiary designations are as follows:

..   One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse. The Owner/Annuitant and the beneficiary each must be at least 59 1/2 years old at the time of election; or

..   Co-Annuity Owners, where the Owners are each other's spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. Each Owner must each be at least 59 1/2 years old at the time of election; or

..   One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Both the Annuitant and the Contingent Annuitant each must be at least 59 1/2 years old at the time of election.

We do not permit a change of Owner under this benefit, except as follows:

(a)if one Owner dies and the surviving spousal Owner assumes the Annuity or

(b)if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary designations under this benefit. If the Designated Lives divorce, however, TrueIncome - Spousal Highest Daily 7 may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. The non-owner spouse may then decide whether he or she wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.

If you wish, you may cancel TrueIncome - Spousal Highest Daily 7, however you will not be permitted to re-elect the benefit or elect any other living benefit. Upon cancellation of TrueIncome - Spousal Highest Daily 7, any Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account used with the pre-determined mathematical formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instruction or in absence of such instruction, pro-rata according to the value of your Sub-accounts at the time of the reallocation. You should be aware that upon termination of TrueIncome - Spousal Highest Daily 7, you will lose the Protected Withdrawal Value (including the Tenth Anniversary Date Guarantee), Annual Income Amount, and the Return of Principal Guarantee that you had accumulated under the benefit.

Return of Principal Guarantee

If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

a) your Account Value on the day that you elected TrueIncome - Spousal Highest Daily 7; and

b) the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected TrueIncome - Spousal Highest Daily 7 and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

Termination of the Benefit

You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) if upon the death of the first Designated Life, the surviving Designated Life opts to take the death benefit under the Annuity (thus, the benefit does not terminate solely because of the death of the first Designated Life) (ii) upon the death of the second Designated Life, (iii) upon your termination of the benefit (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income Amount) (iv) upon your surrender of the Annuity (v) upon your election to begin receiving annuity payments (vi) if both the Account Value and Annual Income Amount equal zero or (vii) if you cease to meet our requirements for issuing the benefit (see Election of and Designations under the Benefit).

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Upon termination of TrueIncome - Spousal Highest Daily 7 other than upon death of a Designated Life, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

Mathematical Formula Component of TrueIncome - Spousal Highest Daily 7

As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you have elected TrueIncome - Spousal Highest Daily 7. For purposes of the benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in TrueIncome - Spousal Highest Daily 7, we require that you participate in our specialized program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the "AST Investment Grade Bond Sub-account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate purchase payments to the AST Investment Grade Bond Sub-account. Under the formula component of TrueIncome - Spousal Highest Daily 7, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a formula, which is set forth in Appendix E to this prospectus.

Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant's attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

If you elect the new formula (90% Cap Feature), see discussion regarding that feature.

As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect TrueIncome - Spousal Highest Daily 7, the ratios we use will be fixed. For newly-issued Annuities that elect TrueIncome - Spousal Highest Daily 7 and existing Annuities that elect TrueIncome - Spousal Highest Daily 7, however, we reserve the right, subject to any required regulatory approval, to change the ratios.

While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under TrueIncome - Spousal Highest Daily 7.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

   . Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or

   . If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options); or

   . Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro rata to the AST Investment Grade Bond Sub-account.

Therefore, at any given time, some, none, or all of your Account Value may be allocated to the AST Investment Grade Bond Sub-account. If your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts and the entire Account Value would remain in the AST Investment Grade Bond Sub-account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money

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in or out of the AST Investment Grade Bond Sub-account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula. The amounts of any such transfers will vary, as dictated by the formula, and will depend on the factors listed below.

Prior to the first withdrawal, the primary driver of transfers to the AST Investment Grade Bond Sub-account is difference between your Account Value and your Protected Withdrawal Value. If none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, then over time the formula permits an increasing difference between the Account Value and the Protected Withdrawal Value before a transfer to the AST Investment Grade Bond Sub-account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the AST Investment Grade Bond Sub-account.

Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST Investment Grade Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

   . The difference between your Account Value and your Protected Withdrawal Value;

   . The amount of time TrueIncome - Spousal Highest Daily 7 has been in effect on your Annuity;

   . The amount allocated to and the performance of the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account;

   . Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and

   . Any withdrawals you take from your Annuity (while the benefit is in effect).

Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the AST Investment Grade Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of that Sub-account has on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the AST Investment Grade Bond Sub-account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.

If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the AST Investment Grade Bond Sub-account, if dictated by the formula.

Any Account Value in the AST Investment Grade Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the AST Investment Grade Bond Sub-account.

Additional Tax Considerations

If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law. Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "Key Feature - Protected Withdrawal Value".

As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here.

Optional 90% Cap Rule Feature for the Formula for TrueIncome - Spousal Highest Daily 7

The Optional 90% Cap Feature is available for election only on or after July 27, 2009 and only in those jurisdictions where we have received regulatory approval, and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions.

If you currently own an Annuity and have elected TrueIncome - Spousal Highest Daily 7, you can elect this feature which utilizes a new mathematical formula. The new formula is described below and will replace the "Transfer Calculation" portion of the formula currently used in

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connection with your benefit on a prospective basis. There is no cost for adding this feature to your Annuity. This election may only be made once and may not be revoked once elected. The new formula is found in Appendix E of this prospectus (page E-3). There is no cost to adding this feature to your Annuity. Only the election of the 90% Cap will prevent all of your Account Value from being allocated to the AST Investment Grade Bond Portfolio Sub-account. If all of your Account Value is currently allocated to the AST Investment Grade Bond Portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% Cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the AST Investment Grade Bond Portfolio Sub-account.

Under the new formula, the formula will not execute a transfer to the AST Investment Grade Bond Sub-account that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account ("90% cap" or 90% cap rule"). Thus, on any Valuation Day, if the formula would require a transfer to the AST Investment Grade Bond Sub-account that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. Additionally, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST Investment Grade Bond Sub-account that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST Investment Grade Bond Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the AST Investment Grade Bond Sub-account.

If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST Investment Grade Bond Sub-account at least until there is first a transfer out of the AST Investment Grade Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST Investment Grade Bond Sub-account, and the formula will still not transfer any of your Account Value to the AST Investment Grade Bond Sub-account (at least until there is first a transfer out of the AST Investment Grade Bond Sub-account). For example,

..   March 19, 2009 - a transfer is made that results in the 90% cap being met and now $90,000 is allocated to the AST Investment Grade Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

..   March 20, 2009 - you make an additional purchase payment of $10,000. No transfers have been made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.

..   As of March 20, 2009 (and at least until first a transfer is made out of the AST Investment Grade Bond Sub-account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the AST Investment Grade Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the AST Investment Grade Bond Sub-account).

..   Once there is a transfer out of the AST Investment Grade Bond Sub-account
    (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the formula. Once you elect this feature, the new transfer formula described above and set forth in Appendix E will be the formula for your Annuity.

In the event that more than ninety percent (90%) of your Account Value is allocated to the AST Investment Grade Bond Sub-account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the AST Investment Grade Bond Sub-account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the AST Investment Grade Bond Sub-account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amounts of such additional transfer(s) will vary. If on the date this feature is elected 100% of your Account Value is allocated to the AST Investment Grade Bond Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. While there are no assurances that future transfers will occur, it is possible that an additional transfer(s) to the permitted Sub-accounts could occur following the Valuation Day(s), and in some instances (based on the formula) the additional transfer(s) could be large.

Once the 90% cap rule is met, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

Important Consideration When Electing The New Formula:

..   At any given time, some, most or none of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.

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..   Please be aware that because of the way the 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.

..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

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                                 DEATH BENEFIT


WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?

Each Annuity provides a Death Benefit during its accumulation period. If an Annuity is owned by one or more natural persons, the Death Benefit is payable upon the first death of an Owner. If an Annuity is owned by an entity, the Death Benefit is payable upon the Annuitant's death. The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

BASIC DEATH BENEFIT

Each Annuity provides a basic Death Benefit at no additional charge. The Insurance Charge we deduct daily from your Account Value allocated to the Sub-accounts is used, in part, to pay us for the risk we assume in providing the basic Death Benefit guarantee under an Annuity. Each Annuity also offers two different optional Death Benefits that can be purchased for an additional charge. The additional charge is deducted to compensate Allstate Life for providing increased insurance protection under the optional Death Benefits. Notwithstanding the additional protection provided under the optional Death Benefits, the additional cost has the impact of reducing the net performance of the investment options. In addition, with respect to the X Series, under certain circumstances, your Death Benefit may be reduced by the amount of any Purchase Credits we applied to your Purchase Payments. (See "How are Purchase Credits Applied to My Account Value".) Also, no basic Death Benefit will be paid if your Annuity terminates because your Account Value reaches zero (which can happen if, for example, you are taking withdrawals under an optional living benefit).

The basic Death Benefit is equal to the greater of:

..   The sum of all Purchase Payments (and, for the X series, the amount of any
    Purchase Credits received more than 12 months prior to death) less the sum of all proportional withdrawals.

..   The sum of your Account Value in the Sub-accounts and the Fixed Rate
    Options (less the amount of any Purchase Credits applied within 12-months prior to the date of death, in the case of the X Series).

"Proportional withdrawals" are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. For example, a withdrawal of 50% of Account Value would be considered as a 50% reduction in Purchase Payments for purposes of calculating the basic Death Benefit.

OPTIONAL DEATH BENEFITS

One optional Death Benefit is offered for purchase with your Annuity to provide an enhanced level of protection for your beneficiaries. We reserve the right to cease offering any optional death benefit. Key terms that we use to describe the optional death benefit are set forth within the description of the optional death benefit.

Currently, these benefits are only offered in those jurisdictions where we have received regulatory approval and must be elected at the time that you purchase your Annuity. However, with respect to the L Series, if not previously elected, the Combination 5% Roll-Up and HAV death benefit may be elected on the fifth Annuity anniversary and each Annuity anniversary thereafter, but not later than the tenth Annuity anniversary. We may, at a later date, allow existing Annuity Owners to purchase an optional Death Benefit subject to our rules and any changes or restrictions in the benefits. The "Combination 5% Roll-up and Highest Anniversary Value" Death Benefit may only be elected individually, and cannot be elected in combination with any other optional Death Benefit. If you elect TrueIncome - Spousal or TrueIncome - Spousal Highest Daily 7, you are not permitted to elect an optional Death Benefit. With respect to the X Series, under certain circumstances, each Optional Death Benefit that you elect may be reduced by the amount of Purchase Credits applied to your Purchase Payments.

Investment Restrictions may apply if you elect certain optional death benefits. See the chart in the "Investment Options" section of the Prospectus for a list of investment options available and permitted with each benefit.

Combination 5% Roll-up and Highest Anniversary Value ("HAV") Death Benefit

If an Annuity has one Owner, the Owner must be age 79 or less at the time the Combination 5% Roll-up and HAV Optional Death Benefit is purchased. If an Annuity has joint Owners, the oldest Owner must be age 79 or less. If the Annuity is owned by an entity, the Annuitant must be age 79 or less.

Certain of the Portfolios offered as Sub-accounts under an Annuity may not be available if you elect the Combination 5% Roll-up and HAV Death Benefit. If you elect this benefit, you must allocate your Account Value in accordance with the then permitted and available option(s) shown on page 17. In addition, we reserve the right to require you to use certain asset allocation model(s). If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations.

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Calculation of the Combination 5% Roll-up and Highest Anniversary Value Death
Benefit

The Combination 5% Roll-up and HAV Death Benefit equals the greatest of:

       1. the basic Death Benefit described above; and

       2. the Highest Anniversary Value Death Benefit described below, and

       3. 5% Roll-up described below. The calculation of the 5% Roll-up depends on whether death occurs before or after the Death Benefit Target Date.

       If the Owner dies before the Death Benefit Target Date the 5% Roll up is equal to:

          . all Purchase Payments (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to date of death in the case of the X Series or as otherwise provided for under applicable State law) increasing at an annual effective interest rate of 5% starting on the date that each Purchase Payment is made and ending on the Owner's date of death;

   MINUS

          . the sum of all withdrawals, dollar for dollar up to 5% of the Roll-up value as of the prior Annuity Anniversary (or Issue Date if the withdrawal is in the first contract year). Any withdrawals in excess of the 5% dollar for dollar limit are proportional.

       If the Owner dies on or after the Death Benefit Target Date the 5% Roll-up is equal to:

          . the 5% Roll-up value as of the Death Benefit Target Date increased by total Purchase Payments (including any Purchase Credits applied to such Purchase Payments more than twelve
              (12) months prior to date of death in the case of the X Series or as otherwise provided for under applicable State law) made after the Death Benefit Target Date;

   MINUS

          . the sum of all withdrawals which reduce the 5% Roll-up proportionally.

In the case of the X Series, as indicated, the amounts calculated in Items 1, 2 and 3 above (before, on or after the Death Benefit Target Date) may be reduced by any Purchase Credits under certain circumstances if allowed under applicable State law. Please refer to the definitions of Death Benefit Target Date below. This Death Benefit may not be an appropriate feature where the Owner's age is near the age specified in the Death Benefit Target Date. This is because the benefit may not have the same potential for growth as it otherwise would, since there will be fewer Annuity anniversaries before the Death Benefit Target Date is reached.

Calculation of Highest Anniversary Value Death Benefit The HAV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

       If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and

       2. the Highest Anniversary Value as of the Owner's date of death.

       If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and

       2. the Highest Anniversary Value on the Death Benefit Target Date plus the sum of all Purchase Payments (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to date of death in the case of the X series) less the sum of all proportional withdrawals since the Death Benefit Target Date.

       The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any proportional withdrawals since such date.

       The "Combination 5% Roll-up and Highest Anniversary Value" Death Benefit described above is currently being offered in those jurisdictions where we have received regulatory approval. The "Combination 5% Roll-up and Highest Anniversary Value" Death Benefit is not available if you elect any other optional Death Benefit or elect TrueIncome - Spousal or TrueIncome - Spousal Highest Daily 7.

See Appendix B for examples of how the Combination 5% Roll-up and Highest Anniversary Value Death Benefit is calculated.

Key Terms Used with the Combination 5% Roll-up and Highest Anniversary Value Death Benefit:

..   The Death Benefit Target Date for the Combination 5% Roll-up and HAV Death
    Benefit is the later of the Annuity Anniversary on or after the 80/th/ birthday of either the current Owner, the older of the joint Owners, or the Annuitant, if entity owned, or five years after the Issue Date of an Annuity.

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..   The Highest Anniversary Value equals the highest of all previous
    "Anniversary Values" less proportional withdrawals since such anniversary and plus any Purchase Payments (and associated Purchase Credits received more than 12 months prior to death for the X series or as otherwise provided for under applicable State law) since such anniversary.

..   The Anniversary Value is the Account Value as of each anniversary of the
    Issue Date of an Annuity. The Anniversary Value on the Issue Date is equal to your Purchase Payment (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to date of death in the case of the X Series or as otherwise provided for under applicable State law).

..   Proportional Withdrawals are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the Highest Anniversary Value or 5% Roll-up value by reducing such value in the same proportion as the Account Value was reduced by the withdrawal as of the date the withdrawal occurred. For example, if your Highest Anniversary Value or 5% Roll-up value is $125,000 and you subsequently withdraw $10,000 at a time when your Account Value is equal to $100,000 (a 10% reduction), when calculating the optional Death Benefit we will reduce your Highest Anniversary Value ($125,000) by 10% or $12,500.

HIGHEST DAILY VALUE DEATH BENEFIT ("HDV")

The Highest Daily Value Death Benefit is no longer available for new elections. If an Annuity has one Owner, the Owner must have been age 79 or less at the time the Highest Daily Value Death Benefit was elected. If an Annuity has joint Owners, the older Owner must have been age 79 or less. If there are joint Owners, death of the Owner refers to the first to die of the joint Owners. If an Annuity is owned by an entity, the Annuitant must have been age 79 or less at the time of election and death of the Owner refers to the death of the Annuitant.

If you elected this benefit, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations.

The HDV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

       If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and

       2. the HDV as of the Owner's date of death.

       If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and 2. the HDV on the Death Benefit Target Date plus the sum of all Purchase Payments (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to the date of death in the case of the X Series or as otherwise provided for under applicable State law) less the sum of all proportional withdrawals since the Death Benefit Target Date.

       The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any proportional withdrawals since such date.

       The Highest Daily Value Death Benefit described above was offered in those jurisdictions where we received regulatory approval. The Highest Daily Value Death Benefit was not available if you elected TrueAccumulation - Highest Daily, TrueIncome - Highest Daily, TrueIncome
       - Spousal, TrueIncome - Highest Daily 7, TrueIncome - Spousal Highest Daily 7, or the Combination 5% Roll-up and Highest Anniversary Value Death Benefit.

See Appendix B for examples of how the Highest Daily Value Death Benefit is calculated.

Key Terms Used with the Highest Daily Value Death Benefit:

..   The Death Benefit Target Date for the Highest Daily Value Death Benefit is
    the later of an Annuity anniversary on or after the 80/th/ birthday of the current Owner, or the older of either joint Owner, or the Annuitant, if entity owned, or five years after the Issue Date of an Annuity.

..   The Highest Daily Value equals the highest of all previous "Daily Values"
    less proportional withdrawals since such date and plus any Purchase Payments (plus associated Purchase Credits applied more than twelve
    (12) months prior to the date of death in the case of the X Series or as otherwise provided for under applicable State law) since such date.

..   The Daily Value is the Account Value as of the end of each Valuation Day.
    The Daily Value on the Issue Date is equal to your Purchase Payment (plus associated Purchase Credits applied more than twelve (12) months prior to the date of death in the case of the X Series).

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..   Proportional Withdrawals are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the Highest Daily Value by reducing such value in the same proportion as the Account Value was reduced by the withdrawal as of the date the withdrawal occurred. For example, if your Highest Daily Value is $125,000 and you subsequently withdraw $10,000 at a time when your Account Value is equal to $100,000 (a 10% reduction), when calculating the optional Death Benefit we will reduce your Highest Daily Value ($125,000) by 10% or $12,500.

Please see Appendix B to this prospectus for a hypothetical example of how the HDV Death Benefit is calculated.

Annuities with Joint Owners

For Annuities with joint Owners, the Death Benefits are calculated as shown above except that the age of the older of the joint Owners is used to determine the Death Benefit Target Date. NOTE: If you and your spouse own your Annuity jointly, we will pay the Death Benefit to the Beneficiary. If the sole primary Beneficiary is the surviving spouse, then the surviving spouse can elect to assume ownership of your Annuity and continue the Annuity instead of receiving the Death Benefit.

Annuities Owned by Entities

For Annuities owned by an entity, the Death Benefits are calculated as shown above except that the age of the Annuitant is used to determine the Death Benefit Target Date. Payment of the Death Benefit is based on the death of the Annuitant.

Can I Terminate the Optional Death Benefits? Do the Optional Death Benefits terminate under other circumstances?

For the B Series and the X Series, the Combination 5% Roll-up and HAV Death Benefit and the HDV Death Benefit may not be terminated once elected. With respect to the L Series only, (i) if the HDV Death Benefit or Combination 5% Roll-up and HAV Death Benefit is elected on the Issue Date, then you may elect to terminate either benefit on the fifth Annuity anniversary and each Annuity anniversary thereafter (but not later than the tenth Annuity anniversary), but if you do terminate you will revert to the base death benefit, and you may not thereafter re-elect either optional benefit and (ii) if you did not elect any optional death benefit on the Issue Date, then you may elect the Combination 5% Roll-up and HAV Death Benefit on the fifth Annuity anniversary and each Annuity anniversary thereafter (but not later than the tenth Annuity anniversary), but you may not thereafter terminate that election. If your Annuity Anniversary, at the time of election of the Combination 5% Roll-Up and HAV Death Benefit rider, falls on a non-business day, your rider will be added to your Contract on the next Valuation Day. If this occurs, we will compare your "Periodic Value" to your "Account Value" (each as defined in the rider) on that Valuation Day. The optional Death Benefits will terminate automatically on the Annuity Date. Also, if you elected the Combination 5% Roll-up and HAV Death Benefit, and, in addition, are taking withdrawals under a lifetime guaranteed minimum withdrawal benefit, this optional Death Benefit will terminate if such withdrawals cause your Account Value to reduce to zero. We may also terminate any optional Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations. For jointly owned Annuities, the optional death benefits are payable upon the first death of either Owner and therefore terminate and do not continue unless the Annuity is continued by a spouse Beneficiary (see "Spousal Beneficiary - Assumption of Annuity," below). Where an Annuity is structured so that it is owned by a grantor trust but the annuitant is not the grantor, then the Annuity is required to terminate upon the death of the grantor if the grantor pre-deceases the annuitant under
Section 72(s) of the Code. Under this circumstance, the Surrender Value will be paid out to the beneficiary and it is not eligible for the death benefit provided under the Annuity.

What are the Charges for the Optional Death Benefits?

We deduct a charge equal to 0.50% per year of the average daily net assets of the Sub-accounts for the HDV Death Benefit. We deduct a charge of 0.80% for the Combination 5% Roll-Up and HAV Death Benefit issued on or after May 1, 2009, and a charge of 0.50% before May 1, 2009. We deduct the charge for each of these benefits to compensate Allstate Life for providing increased insurance protection under the optional Death Benefits. The additional annual charge is deducted daily against your Account Value allocated to the Sub-accounts.

Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

PAYMENT OF DEATH BENEFITS

Alternative Death Benefit Payment Options - Annuities owned by Individuals (not associated with Tax-Favored Plans)

Except in the case of a spousal assumption as described below, upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the Annuity.

If you die on or after the Annuity Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

In the event of your death before the Annuity Date, the Death Benefit must be distributed:

   .   within five (5) years of the date of death (the "5 Year Deadline"); or

   . as a series of payments not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary. Payments under this option must begin within one year of the date of death. If the Beneficiary does not begin installments by such time, then we require that the Beneficiary take the Death Benefit as a lump sum within the 5 Year Deadline.

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Unless you have made an election prior to Death Benefit proceeds becoming due, a Beneficiary can elect to receive the Death Benefit proceeds under the Beneficiary Continuation Option as described below in the section entitled "Beneficiary Continuation Option," as a series of required distributions. Upon our receipt of proof of death, we will send to the beneficiary materials that list these payment options.

Alternative Death Benefit Payment Options - Annuities Held by Tax-Favored Plans

The Code provides for alternative death benefit payment options when an Annuity is used as an IRA or other "qualified investment" that requires Minimum Distributions. Upon the Owner's death under an IRA or other "qualified investment", a Beneficiary may generally elect to continue the Annuity and receive required minimum distributions under the Annuity instead of receiving the death benefit in a single payment. The available payment options will depend on whether the Owner died on or before the date he or she was required to begin receiving required minimum distributions under the Code and whether the Beneficiary is the surviving spouse.

   . If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31/st/ of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life expectancy of the designated beneficiary (provided such payments begin by December 31/st/ of the year following the year of death). If the Beneficiary does not begin installments by such time, then we require that the Beneficiary take the Death Benefit as a lump sum within the 5 Year Deadline. However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life expectancy of your spouse with such payments beginning no later than December 31/st/ of the year following the year of death or December 31/st/ of the year in which you would have reached age 70 1/2, which ever is later. Additionally, if the contract is payable to (or for the benefit of) your surviving spouse as sole primary beneficiary, the contract may be continued with your spouse as the owner. Note that Worker, Retiree and Employer Recovery Act of 2008 suspended Required Minimum Distributions for 2009. If your beneficiary elects to receive full distribution by December 31/st/ of the year including the five year anniversary of the date of death, 2009 shall not be included in the five year requirement period. This effectively extends this period to December 31/st/ of the year including the six year anniversary date of death.

   . If you die before a designated beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out by December 31/st/ of the year including the five year anniversary of the date of death. If the Beneficiary does not begin installments by such time, then we require that the Beneficiary take the Death Benefit as a lump sum within the 5 Year Deadline. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary. For this distribution requirement also, 2009 shall not be included in the five year requirement period.

   . If you die before a designated beneficiary is named and after the date required minimum distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary.

A beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

Until withdrawn, amounts in an IRA or other "qualified investment" continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the Minimum Distribution rules, are generally subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date Minimum Distributions must begin under the Code.

The tax consequences to the beneficiary may vary among the different death benefit payment options. See the Tax Considerations section of this prospectus, and consult your tax advisor.

Beneficiary Continuation Option

Instead of receiving the death benefit in a single payment, or under an Annuity Option, a beneficiary may take the death benefit under an alternative death benefit payment option, as provided by the Code and described above under the sections entitled "Payment of Death Benefit to Beneficiary" and "Alternative Death Benefit Payment Options - Annuities Held by Tax-Favored Plans." This "Beneficiary Continuation Option" is described below and is only available for an IRA, Roth IRA, SEP IRA, or a nonqualified Annuity.

Under the Beneficiary Continuation Option:

..   The beneficiary must apply at least $15,000. Thus the death benefit must be at least $15,000.

..   The Owner's Annuity contract will be continued in the Owner's name, for the benefit of the beneficiary.

..   The beneficiary will incur a Settlement Service Charge which is an annual charge assessed on a daily basis against the average assets allocated to the Sub-accounts. For nonqualified and qualified Annuities, the charge is 1.00% per year.

..   The beneficiary will incur an annual maintenance fee equal to the lesser of
    $30 or 2% of Account Value if the Account Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.

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..   The initial Account Value will be equal to any death benefit (including any optional death benefit) that would have been payable to the beneficiary if they had taken a lump sum distribution.

..   The available Sub-accounts will be among those available to the Owner at the time of death; however certain Sub-Accounts may not be available.

..   The beneficiary may request transfers among Sub-accounts, subject to the same limitations and restrictions that applied to the Owner. Transfers in excess of 20 per year will incur a $10 transfer fee.

..   No Fixed Allocations or fixed interest rate options will be offered.

..   No additional Purchase Payments can be applied to the Annuity.

..   The basic death benefit and any optional benefits elected by the Owner will no longer apply to the beneficiary.

..   The beneficiary can request a withdrawal of all or a portion of the Account
    Value at any time without application of any applicable CDSC.

..   Upon the death of the beneficiary, any remaining Account Value will be paid in a lump sum to the person(s) named by the beneficiary, unless the beneficiary named a successor who may continue receiving payments.

..   If the Beneficiary elects to receive the death benefit proceeds under the
    Beneficiary Continuation Option, we must receive the election in Good Order at least 14 days prior to the first required distribution. If, for any reason, the election impedes our ability to complete the first distribution by the required date, we will be unable to accept the election.

Currently all Investment Options corresponding to Portfolios of the Advanced Series Trust are available under the Beneficiary Continuation Option.

Your Beneficiary will be provided with a prospectus and settlement option that will describe this option at the time he or she elects this option. We may pay compensation to the broker-dealer of record on the Annuity based on amounts held in Beneficiary Continuation Option. Please contact us for additional information on the availability, restrictions and limitations that will apply to a beneficiary under the Beneficiary Continuation Option.

Spousal Beneficiary - Assumption of Annuity

You may name your spouse as your Beneficiary. If you and your spouse own your Annuity jointly, we assume that the sole primary Beneficiary will be the surviving spouse unless you elect an alternative Beneficiary designation. Unless you elect an alternative Beneficiary designation, the spouse Beneficiary may elect to assume ownership of the Annuity instead of taking the Death Benefit payment. Any Death Benefit (including any optional Death Benefits) that would have been payable to the Beneficiary will become the new Account Value as of the date we receive due proof of death and any required proof of a spousal relationship. As of the date the assumption is effective, the surviving spouse will have all the rights and benefits that would be available under the Annuity to a new purchaser of the same attained age. For purposes of determining any future Death Benefit for the surviving spouse, the new Account Value will be considered as the initial Purchase Payment. No CDSC will apply to the new Account Value. However, any additional Purchase Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including any CDSC that may apply to the additional Purchase Payments.

A surviving spouse's ability to continue ownership of the Annuity may be impacted by the Defense of Marriage Act (see paragraph two under the "Tax Considerations" chapter). Please consult your tax or legal adviser for more information about such impact in your state.

EXCEPTIONS TO AMOUNT OF DEATH BENEFIT

There are certain exceptions to the amount of the Death Benefit.

Submission of Due Proof of Death after One Year. If we receive Due Proof of Death more than one year after the date of death, we reserve the right to limit the Death Benefit to the Account Value on the date we receive Due Proof of Death (i.e., we would not pay the minimum Death Benefit or any Optional Death Benefit).

Death Benefit Suspension Period. You should be aware that there is a Death Benefit suspension period (unless prohibited by applicable law). If the decedent was not the Owner or Annuitant as of the Issue Date, (or within 60 days thereafter) and did not become the Owner or Annuitant due to the prior Owner's or Annuitant's death, any Death Benefit (including any optional Death Benefit) that applies will be suspended for a two-year period as to that person from the date he or she first became Owner or Annuitant. While the two year suspension is in effect, the Death Benefit amount will equal the Account Value, less (if allowed by applicable state law) any Purchase Credits (for the X Series) granted during the period beginning 12 months prior to decedent's date of death and ending on the date we receive Due Proof of death. Thus, if you had elected an Optional Death Benefit, and the suspension were in effect, you would be paying the fee for the Optional Death Benefit even though during the suspension period your Death Benefit would have been limited to the Account Value. After the two year suspension period is completed, the Death Benefit is the same as if the suspension period had not been in force. See the section of the prospectus above generally with regard to changes of Owner and Annuitant that are allowable.

Beneficiary Annuity. With respect to a Beneficiary Annuity, the Death Benefit is triggered by the death of the beneficial Owner (or the Key Life, if entity-owned). However, if the Annuity is held as a Beneficiary Annuity, the Owner is an entity, and the Key Life is already deceased, then no Death Benefit is payable upon the death of the beneficial Owner.

WHEN DO YOU DETERMINE THE DEATH BENEFIT?

We determine the amount of the Death Benefit as of the date we receive "due proof of death", any instructions we require to determine the method of payment and any other written representations we require to determine the proper payment of the Death Benefit. "Due proof of death"

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may include a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or other satisfactory proof of death. Upon our receipt of "due proof of death" we automatically transfer the Death Benefit to the AST Money Market Sub-account until we further determine the universe of eligible Beneficiaries. Once the universe of eligible Beneficiaries has been determined each eligible Beneficiary may allocate his or her eligible share of the Death Benefit to an eligible annuity payment option. Each Beneficiary must make an election as to the method they wish to receive their portion of the Death Benefit. Absent an election of a Death Benefit payment method, no Death Benefit can be paid to the Beneficiary. We may require written acknowledgment of all named Beneficiaries before we can pay the Death Benefit. During the period from the date of death until we receive all required paper work, the amount of the Death Benefit is impacted by the Insurance Charge and may be subject to market fluctuations.

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                            VALUING YOUR INVESTMENT


HOW IS MY ACCOUNT VALUE DETERMINED?

During the accumulation period, your Annuity has an Account Value. The Account Value is determined separately for each Sub-account allocation and for each Fixed Rate Option. The Account Value is the sum of the values of each Sub-account allocation and the value of each Fixed Rate Option. For Annuities with a TrueIncome - Highest Daily election, Account Value also includes the value of any allocation to the Benefit Fixed Rate Account. See the "Living Benefits - TrueIncome - Highest Daily" section for a description of the Benefit Fixed Rate Account. The Account Value does not reflect any CDSC that may apply to a withdrawal or surrender. With respect to the X Series, the Account Value includes any Purchase Credits we applied to your Purchase Payments which we are entitled to recover under certain circumstances.

WHAT IS THE SURRENDER VALUE OF MY ANNUITY?

The Surrender Value of your Annuity is the value available to you on any day during the accumulation period. The Surrender Value is defined under "Glossary of Terms" above.

HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?

When you allocate Account Value to a Sub-account, you are purchasing units of the Sub-account. Each Sub-account invests exclusively in shares of a Portfolio. The value of the Units fluctuates with the market fluctuations of the Portfolios. The value of the Units also reflects the daily accrual for the Insurance Charge, and if you elected one or more optional benefits whose annual charge is deducted daily, the additional charge made for such benefits. There may be several different Unit Prices for each Sub-account to reflect the Insurance Charge and the charges for any optional benefits. The Unit Price for the Units you purchase will be based on the total charges for the benefits that apply to your Annuity. See the section entitled "What Happens to My Units When There is a Change in Daily Asset-Based Charges?" for a detailed discussion of how Units are purchased and redeemed to reflect changes in the daily charges that apply to your Annuity.

Each Valuation Day, we determine the price for a Unit of each Sub-account, called the "Unit Price." The Unit Price is used for determining the value of transactions involving Units of the Sub-accounts. We determine the number of Units involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

EXAMPLE

Assume you allocate $5,000 to a Sub-account. On the Valuation Day you make the allocation, the Unit Price is $14.83. Your $5,000 buys 337.154 Units of the Sub-account. Assume that later, you wish to transfer $3,000 of your Account Value out of that Sub-account and into another Sub-account. On the Valuation Day you request the transfer, the Unit Price of the original Sub-account has increased to $16.79. To transfer $3,000, we sell 178.677 Units at the current Unit Price, leaving you 158.477 Units. We then buy $3,000 of Units of the new Sub-account at the Unit Price of $17.83. You would then have 168.255 Units of the new Sub-account.


WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?

Allstate Life is generally open to process financial transactions on those days that the New York Stock Exchange (NYSE) is open for trading. There may be circumstances where the NYSE does not open on a regularly scheduled date or time or closes at an earlier time than scheduled (normally 4:00 p.m. Eastern
Time). Financial transactions requested before the close of the NYSE which meet our requirements will be processed according to the value next determined following the close of business. Financial transactions requested on a non-Valuation Day or after the close of the NYSE will be processed based on the value next computed on the next Valuation Day. There may be circumstances when the opening or closing time of the NYSE is different than other major stock exchanges, such as NASDAQ or the American Stock Exchange. Under such circumstances, the closing time of the NYSE will be used when valuing and processing transactions.

There may be circumstances where the NYSE is open, but, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Account Value may fluctuate based on changes in the Unit Values, but you may not be able to transfer Account Value, or make a purchase or redemption request. We will not process any financial transactions involving purchase or redemption orders or transfers on days the NYSE is closed.


Allstate Life will also not process financial transactions involving purchase or redemption orders or transfers on any day that:

..   trading on the NYSE is restricted;

..   an emergency as determined by the SEC, exists making redemption or valuation of securities held in the Separate Account impractical; or

..   the SEC, by order, permits the suspension or postponement for the protection of security holders.

If, pursuant to SEC rules, the AST Money Market Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the AST Money Market Sub-account until the Portfolio is liquidated.

Initial Purchase Payments: We are required to allocate your initial Purchase Payment to the Sub-accounts within two (2) Valuation Days after we receive all of our requirements at our office to issue an Annuity. If we do not have all the required information to allow us to issue your Annuity, we may retain the Purchase Payment while we try to reach you or your representative to obtain all of our requirements. If we are unable to obtain all of our required information within five (5) Valuation Days, we are required to return the Purchase Payment to you at that time, unless you specifically consent to our retaining the Purchase Payment while we gather the required information. Once we obtain the required

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information, we will invest the Purchase Payment (and any associated Purchase
Credit with respect to the X Series) and issue an Annuity within two
(2) Valuation Days. With respect to both your initial Purchase Payment and any subsequent Purchase Payment that is pending investment in our separate account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with interest on amounts held in that suspense account. Neither will the amounts be reduced nor increased due to market fluctuations during that period.

Additional Purchase Payments: We will apply any additional Purchase Payments (and any associated Purchase Credit with respect to the X Series) on the Valuation Day that we receive the Purchase Payment at our office with satisfactory allocation instructions. We may limit, restrict, suspend or reject any additional purchase payments at any time, on a non-discriminatory basis. Please see "Living Benefits" for further information on additional purchase payments.

Scheduled Transactions: Scheduled transactions include transfers under dollar cost averaging, the asset allocation program, auto-rebalancing, systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under section 72(q) or 72(t) of the Code, and annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Valuation Day. In that case, the transaction will be processed and valued on the next Valuation Day, unless (with respect to required minimum distributions, substantially equal periodic payments under section 72(q) or 72(t) of the Code, systematic withdrawals and annuity payments only), the next Valuation Day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior Valuation Day.

In addition, if: you are taking your Annual Income Amount through our systematic withdrawal program; and the scheduled day is not a Valuation Day; and the next Valuation Day will occur in a new contract year, the transaction will be processed and valued on the prior Valuation Day.

Unscheduled Transactions: "Unscheduled" transactions include any other non-scheduled transfers and requests for Partial Withdrawals or Free Withdrawals or Surrenders. With respect to certain written requests to withdraw Account Value, we may seek to verify the requesting Owner's signature. Specifically, we reserve the right to perform a signature verification for
(a) any withdrawal exceeding a certain dollar amount and (b) a withdrawal exceeding a certain dollar amount if the payee is someone other than the Owner. In addition, we will not honor a withdrawal request in which the requested payee is the Financial Professional or agent of record. We reserve the right to request a signature guarantee with respect to a written withdrawal request. If we do perform a signature verification, we will pay the withdrawal proceeds within 7 days after the withdrawal request was received by us in good order, and will process the transaction in accordance with the discussion in "When Do You Process And Value Transactions?"

Medically-related Surrenders & Death Benefits: Medically-related surrender requests and Death Benefit claims require our review and evaluation before processing. We price such transactions as of the date we receive at our Office all supporting documentation we require for such transactions and that are satisfactory to us.

We are generally required by law to pay any surrender request or death benefit claims from the Separate Account within 7 days of our receipt of your request in good order.

Termination of Optional Benefits: Except for the Guaranteed Minimum Income Benefit, the Combination 5% Roll-up and Highest Anniversary Value Death Benefit and the Highest Daily Value Death Benefit, which generally cannot be terminated by the owner once elected, if any optional benefit terminates, we will no longer deduct the charge we apply to purchase the optional benefit. Certain optional benefits may be added after you have purchased your Annuity. On the date a charge no longer applies or a charge for an optional benefit begins to be deducted, your Annuity will become subject to a different daily asset-based charge. This change may result in the number of Units attributed to your Annuity and the value of those Units being different than it was before the change; however, the adjustment in the number of Units and Unit Price will not affect your Account Value (although the change in charges that are deducted will affect your Account Value).


Transactions in ProFunds VP Sub-accounts: Generally, purchase or redemption orders or transfer requests must be received by us by no later than the close of the NYSE to be processed on the current Valuation Day. However, any purchase order or transfer request involving the ProFunds VP Sub-accounts must be received by us no later than one hour prior to any announced closing of the applicable securities exchange (generally, 3:00 p.m. Eastern Time) to be processed on the current Valuation Day. The "cut-off" time for such financial transactions involving a ProFunds VP Sub-account will be extended to /1//\\2\\ hour prior to any announced closing (generally, 3:30 p.m. Eastern Time) for transactions submitted electronically through our internet website (www.accessallstate.com). You cannot request a transaction (other than a redemption order) involving the transfer of units in one of the ProFunds VP Sub-accounts between the applicable "cut-off" time and 4:00 p.m. Eastern Time. Owners attempting to process a purchase order or transfer request between the applicable "cut-off" time and 4:00 p.m. Eastern Time, are informed that their transactions cannot be processed as requested. We will not process the trade until we receive further instructions from you. However, Owners receiving the "cut-off" message may process a purchase order or transfer request up until 4:00 p.m. Eastern Time on that same day with respect to any other available investment option under their Annuity, other than ProFunds. Transactions received after 4:00 p.m. Eastern Time will be treated as received by us on the next Valuation Day.


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                              TAX CONSIDERATIONS

The tax considerations associated with an Annuity vary depending on whether the contract is (i) owned by an individual or non-natural person, and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. The information provided is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice. References to purchase payments below relate to your cost basis in your contract. Generally, your cost basis in a contract not associated with a tax-favored retirement plan is the amount you pay into your contract, or into annuities exchanged for your contract, on an after-tax basis less any withdrawals of such payments. Cost basis for a tax-favored retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible IRA.

Prior to a recent Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act ("DOMA"), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing for federal law purposes a valid same sex marriage. The Windsor decision means that the favorable tax benefits afforded by the federal tax law to an opposite sex spouse under the Internal Revenue Code (IRC) are now available to a same sex spouse.

On August 29, 2013, the Internal Revenue Service ("IRS") issued guidance on its position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same sex marriages, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Currently, if a state does not recognize a civil union or a registered domestic partnership as a marriage, it is not a marriage for federal tax purposes.


Currently, a case is pending with the U.S. Supreme Court that may address several unanswered questions regarding the application of federal and state tax law to same sex marriages, civil unions and domestic partnerships. Absent further guidance from a state to the contrary, we will tax report and withhold at the state level consistent with the characterization of a given transaction under federal tax law (for example, a tax free rollover).


Please consult with your tax or legal advisor before electing the Spousal Benefit for a same sex spouse or civil union partner.

The discussion below generally assumes that the Annuity Contract is issued to the Contract Owner. For Annuity Contracts issued under the Beneficiary Continuation Option refer to the Taxes Payable by Beneficiaries for Nonqualified Annuity Contracts and Required Distributions Upon Your Death for Qualified Annuity Contracts in this Tax Considerations section.

NONQUALIFIED ANNUITY CONTRACTS

In general, as used in this prospectus, a Nonqualified Annuity is owned by an individual or non-natural person and is not associated with a tax-favored retirement plan.

Taxes Payable by You We believe the Annuity is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract. Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below. Charges for investment advisory fees that are taken from the contract are treated as a partial withdrawal from the contract and will be reported as such to the contract owner.

It is possible that the Internal Revenue Service (IRS) could assert that some or all of the charges for the optional benefits under the contract should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for this benefit could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty. If the IRS determines that the charges for one or more benefits under the contract are taxable withdrawals, then the sole or surviving owner will be provided with a notice from us describing available alternatives regarding these benefits.

You must commence annuity payments or surrender your Contract no later than the first day of the calendar month next following the maximum Annuity date for your Contract. For some of our contracts, you are able to choose to defer the Annuity Date beyond the default Annuity date described in your Contract. However, the IRS may not then consider your contract to be an annuity under the tax law.

Taxes on Withdrawals and Surrender If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. Once all gain has been withdrawn, payments will be treated as a nontaxable return of purchase payments. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else. Withdrawals under any of the optional living benefits or as a systematic payment are taxed under these rules. If you assign or pledge all or part of your contract as collateral for a loan, the part assigned generally will be treated as a withdrawal and subject to income tax to the extent of gain. If you transfer your contract for less than full consideration, such as by gift, you will also trigger tax on any gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances if you transfer the contract incident to divorce.

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If you choose to receive payments under an interest payment option, or a beneficiary chooses to receive a death benefit under an interest payment option, that election will be treated, for tax purposes, as surrendering your Annuity and will immediately subject any gain in the contract to income tax.

Taxes on Annuity Payments A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract. After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

If your Account Value is reduced to zero but the Annuity remains in force due to a benefit provision, further distributions from the Annuity will be reported as annuity payments, using an exclusion ratio based upon the undistributed purchase payments in the Annuity and the total value of the anticipated future payments until such time as all Purchase Payments have been recovered.

Please refer to your Annuity for the maximum Annuity Date also described above.

Partial Annuitization


Effective January 1, 2011, an individual may partially annuitize their nonqualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a nonqualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

Medicare Tax on Net Investment Income. The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or
(2) the excess of "modified adjusted gross income" over a threshold amount. The "threshold amount" is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,300 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.


Tax Penalty for Early Withdrawal from a Nonqualified Annuity Contract

You may owe a 10% tax penalty on the taxable part of distributions received from your Nonqualified Annuity contract before you attain age 59 1/2. Amounts are not subject to this tax penalty if:

..   the amount is paid on or after you reach age 59 1/2 or die;

..   the amount received is attributable to your being disabled;

..   generally the amount paid or received is in the form of substantially equal payments (as defined by the Code) not less frequently than annually and computed over the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and the designated beneficiary (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years and modification of payments during that time period will result in retroactive application of the 10% tax penalty); or

..   the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

Other exceptions to this tax may apply. You should consult your tax advisor for further details.

Special Rules in Relation to Tax-free Exchanges Under Section 1035 Section 1035 of the Internal Revenue Code of 1986, as amended (Code), permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. Partial exchanges of an Annuity may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of the partially exchanged amount as well as the 10% tax penalty on pre-age 59 1/2 withdrawals. In Revenue Procedure 2011-38, the IRS has indicated that, for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

If an Annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract prior to that date. Generally, such pre-August 14, 1982 withdrawals are treated as a recovery of your investment in the contract first until purchase payments made before August 14, 1982 are withdrawn. Moreover, any income allocable to purchase payments made before August 14, 1982, is not subject to the 10% tax penalty.


After you elect an Annuity Option, as described in the Access to Account Value section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.


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Taxes Payable by Beneficiaries

The Death Benefit options are subject to income tax to the extent the distribution exceeds the cost basis in the contract. The value of the Death Benefit, as determined under federal law, is also included in the owner's estate for federal estate tax purposes. Generally, the same tax rules described above would also apply to amounts received by your beneficiary. Choosing an option other than a lump sum Death Benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below in the Annuity Qualification section. Tax consequences to the beneficiary vary depending upon the Death Benefit payment option selected. Generally, for payment of the Death Benefit

..   As a lump sum payment: the beneficiary is taxed in the year of payment on gain in the contract.

..   Within 5 years of death of owner: the beneficiary is taxed as amounts are withdrawn (in this case gain is treated as being distributed first).

..   Under an annuity or annuity settlement option with distribution beginning within one year of the date of death of the owner: the beneficiary is taxed on each payment (part will be treated as gain and part as return of purchase payments).


Considerations for Contingent Annuitants: The designation of a Contingent Annuitant is generally not permitted on an Annuity held by an entity. Under the Code, if the annuitant is changed on a nonqualified Annuity held by an entity, that change is treated as the death of the Annuitant and triggers the requirement for distribution of death benefits.


Reporting and Withholding on Distributions Taxable amounts distributed from an Annuity are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with three (3) exemptions unless you designate a different withholding status. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide.

State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. Please refer to the discussion below regarding withholding rules for a Qualified Annuity.

Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

Entity Owners

Where a contract is held by a non-natural person (e.g. a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the contract will not be taxed as an annuity and increases in the value of the contract over its cost basis will be subject to tax annually.

Where a contract is issued to a trust, and such trust is characterized as a grantor trust under the Internal Revenue Code, such contract shall not be considered to be held by a non-natural person and will generally be subject to the tax reporting and withholding requirements for a Nonqualified Annuity.

Annuity Qualification

Diversification And Investor Control. In order to qualify for the tax rules applicable to annuity contracts described above, the assets underlying the Sub-accounts of an Annuity must be diversified, according to certain rules under the Internal Revenue Code. Each portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, where applicable. We believe the portfolios underlying the variable investment options of the Annuity meet these diversification requirements.

An additional requirement for qualification for the tax treatment described above is that we, and not you as the contract owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines might have on transfers between the investment options offered pursuant to this Prospectus. We reserve the right to take any action, including modifications to your Annuity or the investment options, required to comply with such guidelines if promulgated. Any such changes will apply uniformly to affected owners and will be made with such notice to affected owners as is feasible under the circumstances.

Required Distributions Upon Your Death for Nonqualified Annuity Contracts. Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract. If you die on or after the Annuity Date, the remaining portion of the interest in the contract must be

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distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Date, the entire interest in the contract must be distributed within 5 years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the Annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner. For Nonqualified annuity contracts owned by a non-natural person, the required distribution rules apply upon the death of the annuitant. This means that for a contract held by a non-natural person (such as a trust) for which there is named a co-annuitant, then such required distributions will be triggered by the death of the first co-annuitant to die.

Changes In Your Annuity. We reserve the right to make any changes we deem necessary to assure that your Annuity qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.

Qualified Annuity Contracts

In general, as used in this prospectus, a Qualified Annuity is an Annuity contract with applicable endorsements for a tax-favored plan or a Nonqualified Annuity contract held by a tax-favored retirement plan.

The following is a general discussion of the tax considerations for Qualified Annuity contracts. This Annuity is not available for all types of the tax-favored retirement plans discussed below. It is currently available only for IRAs and Roth IRAs, This discussion assumes that you have satisfied the eligibility requirements for any tax-favored retirement plan. Please consult your Financial Professional prior to purchase to confirm if this contract is available for a particular type of tax-favored retirement plan or whether we will accept the type of contribution you intend for this contract.

A Qualified annuity may typically be purchased for use in connection with:

..   Individual retirement accounts and annuities (IRAs), which are subject to
    Sections 408(a) and 408(b) of the Code;

..   Roth IRAs, under Section 408A of the Code;

..   A corporate Pension or Profit-sharing plan (subject to Section 401(a) of the Code);

..   H.R. 10 plans (also known as Keogh Plans, subject to Section 401(a) of the
    Code);

..   Tax Sheltered Annuities (subject to Section 403(b) of the Code, also known as Tax Deferred Annuities or TDAs);

..   Section 457 plans (subject to Section 457 of the Code).

A Nonqualified annuity may also be purchased by a custodial IRA or Roth IRA account, which can hold other permissible assets. The terms and administration of the custodial account in accordance with the laws and regulations for, IRAs or Roth IRAs, as applicable, are the responsibility of the applicable trustee or custodian.

You should be aware that tax favored plans such as IRAs generally provide income tax deferral regardless of whether they invest in annuity contracts. This means that when a tax favored plan invests in an annuity contract, it generally does not result in any additional tax benefits (such as income tax deferral and income tax free transfers).

Types of Tax-favored Plans

IRAs. If you buy an Annuity for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement" and "Roth IRA Disclosure Statement" which accompany the prospectus contain information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the Annuity by notifying us in writing, and we will refund all of the purchase payments under the Annuity (or, if provided by applicable state law, the amount credited under the Annuity, if greater), less any applicable federal and state income tax withholding.


Contributions Limits/Rollovers. Subject to the minimum purchase payment requirements of an Annuity, you may purchase an Annuity for an IRA in connection with a "rollover" of amounts from a qualified retirement plan, as a transfer from another IRA, by making a contribution consisting of your IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the applicable due date of your federal income tax return, without extension), or as a current year contribution. In 2015 the contribution limit is $5,500. The contribution amount is indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The catch-up amount is not indexed for inflation.

The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee "transfer" from one IRA account to another. IRA transfers are not subject to this 12 month rule. Once you buy an Annuity, you can make regular IRA contributions under the Annuity (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan or TDA into another Section 401(a) plan or TDA. In some circumstances, non-spouse beneficiaries may roll over to an IRA amounts due from qualified plans,
Section 403(b) plans, and governmental Section 457(b) plans. However,


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the rollover rules applicable to non-spouse beneficiaries under the Code are more restrictive than the rollover rules applicable to owner/participants and spouse beneficiaries. Generally, non-spouse beneficiaries may roll over distributions from tax favored retirement plans only as a direct rollover, and if permitted by the plan. Under the Worker, Retiree and Employer Recovery Act of 2008, employer retirement plans are required to permit non-spouse beneficiaries to roll over funds to an inherited IRA for plan years beginning after December 31, 2009. This Annuity is not available to be used to accept rollovers from non-spouse beneficiaries. Note that in 2014, the U.S. Supreme Court ruled that inherited IRAs, other than IRAs inherited by the owner's spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.


Required Provisions. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

..   You, as owner of the contract, must be the "annuitant" under the contract
    (except in certain cases involving the division of property under a decree of divorce);

..   Your rights as owner are non-forfeitable;

..   You cannot sell, assign or pledge the contract;

..   The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);

..   The date on which required minimum distributions must begin cannot be later than April 1st of the calendar year after the calendar year you turn age
    70 1/2; and

..   Death and annuity payments must meet "required minimum distribution" rules described below.

Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier regarding a Nonqualified Annuity. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

..   A 10% early withdrawal penalty described below;

..   Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or

..   Failure to take a required minimum distribution, also described below.

SEPs. SEPs are a variation on a standard IRA, and contracts issued to a SEP must satisfy the same general requirements described under IRAs (above). There are, however, some differences:


..   If you participate in a SEP, you generally do not include in income any employer contributions made to the SEP on your behalf up to the lesser of
    (a) $53,000 in 2015 or (b) 25% of your taxable compensation paid by the contributing employer (not including the employer's SEP contribution as compensation for these purposes). However, for these purposes, compensation in excess of certain limits established by the IRS will not be considered. In 2015, this limit is $265,000 ($260,000 for 2014);


..   SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and


..   SEPs that contain a salary reduction or "SARSEP" provision prior to 1997 may permit salary deferrals up to $18,000 in 2015 with the employer making these contributions to the SEP. However, no new "salary reduction" or "SARSEPs" can be established after 1996. Individuals participating in a SARSEP who are age 50 or above by the end of the year will be permitted to contribute an additional $6,000 in 2015. These amounts are indexed for inflation. Not all Annuities issued by us are available for SARSEPs. You will also be provided the same information, and have the same "free look" period, as you would have if you purchased the contract for a standard IRA.


ROTH IRAs. The "Roth IRA Disclosure Statement" contains information about eligibility, contribution limits, tax particulars and other Roth IRA information. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:

..   Contributions to a Roth IRA cannot be deducted from your gross income;

..   "Qualified distributions" from a Roth IRA are excludable from gross income.
    A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings and earnings will be taxed generally in the same manner as distributions from a traditional IRA.

..   If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.

Subject to the minimum purchase payment requirements of an Annuity, if you meet certain income limitations you may purchase an Annuity for a Roth IRA in connection with a "rollover" of amounts of another traditional IRA, conduit IRA, SEP, SIMPLE-IRA or Roth IRA, by making a contribution consisting of your Roth IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the applicable due date of your federal income tax return, without extension), or with a current contribution. The Code permits persons who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. Beginning January 2008, an individual receiving an eligible rollover distribution from an employer sponsored retirement plan under sections 401(a) or 403(b) of the Code can directly roll over contributions to a Roth IRA. This conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once an Annuity has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA even if the individual is not

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eligible to make regular contributions to a Roth IRA. Until 2010, participants with an adjusted gross income greater than $100,000 or who filed their income tax returns as married filing separately were not permitted to roll over funds from an employer plan, other than a Roth 401(k) or Roth 403(b) distribution, to a Roth IRA.

Non-spouse beneficiaries receiving a distribution from an employer sponsored retirement plan under sections 401(a) or 403(b) of the Code can also directly roll over contributions to a Roth IRA. However, it is our understanding of the Code that non-spouse beneficiaries cannot "rollover" benefits from a traditional IRA to a Roth IRA.

Required Minimum Distributions and Payment Options If you hold the contract under an IRA (or other tax-favored plan), required minimum distribution rules must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us at a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any required minimum distribution not made in a timely manner.

Required minimum distributions are calculated based on the sum of the Account Value and the actuarial value of any additional living and death benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the Account Value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the Annuity and an increased amount of taxable income distributed to the Annuity owner, and a reduction of payments under the living and death benefit optional riders.

You can use the Minimum Distribution option to satisfy the required minimum distribution rules for an Annuity without either beginning annuity payments or surrendering the Annuity. We will distribute to you the required minimum distribution amount, less any other partial withdrawals that you made during the year. Such amount will be based on the value of the contract as of December 31 of the prior year, but is determined without regard to other contracts you may own.

Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. If you inherit more than one IRA or more than one Roth IRA from the same owner, similar rules apply.

Required Distributions Upon Your Death for Qualified Annuity Contracts

Upon your death under an IRA or Roth IRA, the designated beneficiary may generally elect to continue the contract and receive required minimum distributions under the contract instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date required minimum distributions under the Code were to begin, whether you have named a designated beneficiary and whether that beneficiary is your surviving spouse.

..   If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31/st/ of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life or life expectancy of the designated beneficiary (as long as payments begin by December 31/st/ of the year following the year of death). However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life or life expectancy of your spouse with such payments beginning no later than December 31/st/ of the year following the year of death or December 31/st/ of the year in which you would have reached age 70 1/2, which ever is later. Additionally, if the contract is payable to (or for the benefit of) your surviving spouse, the contract may be continued with your spouse as the owner. Note that the Worker, Retiree and Employer Recovery Act of 2008 suspended Required
    Minimum Distributions for 2009. If your beneficiary elects to receive full distribution by December 31 of the year including the five year anniversary of the date of death, 2009 shall not be included in the five year requirement period. This effectively extends this period to December 31/st/ of the six year anniversary of the date of death.

..   If you die before a designated beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out by December 31/st/ of the year including the five year anniversary of the date of death. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary. A designated beneficiary may elect to apply the rules for no designated beneficiary if those would provide a smaller payment requirement. For this distribution requirement also, 2009 shall not be included in the five year requirement period.

..   If you die before a designated beneficiary is named and after the date required minimum distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31st of the year following the year of death, such contract is deemed to have no designated beneficiary. A designated beneficiary may elect to apply the rules for no designated beneficiary if those would provide a smaller payment requirement.

A beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

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Until withdrawn, amounts in a Qualified Annuity contract continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date required minimum distributions must begin under the Code.

Tax Penalty for Early Withdrawals from Qualified Annuity Contracts

You may owe a 10% tax penalty on the taxable part of distributions received from an IRA, SEP, Roth IRA, TDA or qualified retirement plan before you attain age 59 1/2. Amounts are not subject to this tax penalty if:

..   the amount is paid on or after you reach age 59 1/2 or die;

..   the amount received is attributable to your being disabled; or

..   generally the amount paid or received is in the form of substantially equal payments (as defined in the Code) not less frequently than annually and computed over your life or life expectancy or over the joint lives or joint life expectancies of you and your designated beneficiary. (Please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments or additional contributions to the Annuity during that time period will result in retroactive application of the 10% tax penalty.)

Other exceptions to this tax may apply. You should consult your tax advisor for further details.

Withholding

For all distributions, unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

..   For any annuity payments, you will have taxes withheld by us as if you are a married individual, with 3 exemptions. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default; and

..   For all other distributions, we will withhold at a 10% rate.

We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes. There may be additional state income tax withholding requirements.

Charitable IRA Distributions


Prior law provided a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. As of the beginning of 2015, this provision has expired and has not been extended. It is possible that Congress will extend this provision retroactively to include some or all of 2015.

For distributions in tax years beginning after 2005 and before 2015, these rules provided an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deductions, if any, for charitable contributions.


The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Per IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.

Gifts and Generation-skipping Transfers

If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your contract to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37 1/2 years younger than you, there may be generation-skipping transfer tax consequences.

Additional Information

For additional information about federal tax law requirements applicable to IRAs and Roth IRAs, see the IRA Disclosure Statement or Roth IRA Disclosure Statement, as applicable.

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                              GENERAL INFORMATION


HOW WILL I RECEIVE STATEMENTS AND REPORTS?

We send any statements and reports required by applicable law or regulation to you at your last known address of record. You should therefore give us prompt notice of any address change. We reserve the right, to the extent permitted by law and subject to your prior consent, to provide any prospectus, prospectus supplements, confirmations, statements and reports required by applicable law or regulation to you through our Internet Website at www.accessallstate.com or any other electronic means, including diskettes or CD ROMs. We generally send a confirmation statement to you each time a financial transaction is made affecting Account Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. We also send quarterly statements detailing the activity affecting your Annuity during the calendar quarter, if there have been transactions during the quarter. We may confirm regularly scheduled transactions, such as the Annual Maintenance Fee, Systematic Withdrawals (including 72(q) and 72(t) payments and required minimum distributions), electronic funds transfer, Dollar Cost Averaging, and static rebalancing, in quarterly statements instead of confirming them immediately. You should review the information in these statements carefully. You may request additional reports or copies of reports previously sent. We reserve the right to charge up to $50 for each such additional or previously sent report. We will also send an annual report and a semi-annual report containing applicable financial statements for the Separate Account and the Portfolios, as of December 31 and June 30, respectively, to Owners or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means.

WHAT IS ALLSTATE LIFE?

Allstate Life is the issuer of the Annuities. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation. Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Annuities in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

On June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Allstate Life and PICA also entered into an administrative services agreement pursuant to which PICA or an affiliate will administer the Separate Account and the Annuities after a transition period that may last up to two years. The benefits and provisions of the Annuities will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Annuity.

Pursuant to the delivery obligations under Section 5 of the Securities Act of 1933 and Rule 159 thereunder, Allstate Life Insurance Company delivers this prospectus to current contract owners that reside outside of the United States.


In order to administer your annuity, certain discrete functions are performed by companies that are not affiliated with us. These companies may be considered "service providers" as defined under the Investment Company Act of 1940. These service providers may change over time, and as of December 31, 2014, consisted of those set forth in the table below.



 Name of Service Provider      Services Provided              Address
 ------------------------  -------------------------  -------------------------
 Broadridge Investor       Proxy services and         51 Mercedes Way,
   Communication           regulatory mailings        Edgewood, NY 11717
   Solutions, Inc.

 CT Corporation System     UCC filings, corporate     111 Eighth Avenue,
                           filings and annual report New York, NY 10011 filings

 Depository Trust &        Clearing and settlement    55 Water Street, 26/th/
   Clearing Corporation    services                   Floor, New York, NY 10041

 EDM Americas              Records management and     301 Fayetteville Street,
                           administration of annuity  Suite 1500, Raleigh, NC
                           contracts                  27601

 ExlService Holdings, Inc. Administration of annuity  350 Park Avenue, 10/th/
                           contracts                  Floor, New York, NY 10022

 National Financial        Clearing and settlement    82 Devonshire Street
   Services                services                   Boston, MA 02109

 NEPS, LLC                 Composition, printing,     12 Manor Parkway, Salem,
                           and mailing of contracts   NH 03079
                           and benefit documents

 Pershing LLC              Order-entry systems        One Pershing Plaza,
                           provider                   Jersey City, NJ 07399

 Thomson Reuters           Tax form printing          3 Times Square,
                                                      New York, NY 10036

 Venio                     Claim related services     4031 University Drive,
                                                      Suite 100, Fairfax, VA
                                                      22030


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WHAT IS THE SEPARATE ACCOUNT?

Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. We have registered the Separate Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Separate Account or Allstate Life. We own the assets of the Separate Account. The Separate Account is a segregated asset account under Illinois law. That means we account for the Separate Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Separate Account that are in excess of the reserves and other Annuity liabilities with respect to the Separate Account are subject to liabilities relating to our other operations. Our obligations arising under the Annuities are general corporate obligations of Allstate Life. The Separate Account consists of multiple Sub-accounts, each of which invests in a corresponding Portfolio. We may add new Sub-accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Separate Account, its Sub-accounts or the Portfolios. We may use the Separate Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Separate Account.

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In addition to the rights that we specifically reserve elsewhere in this prospectus, we reserve the right to perform any or all of the following:

   . offer new Sub-accounts, eliminate Sub-Accounts, substitute Sub-accounts or combine Sub-accounts;

   . close Sub-accounts to additional Purchase Payments on existing Annuities or close Sub-accounts for Annuities purchased on or after specified dates;

   .   combine the Separate Account with other "unitized" separate accounts;

   .   deregister the Separate Account under the Investment Company Act of 1940;

   . manage the Separate Account as a management investment company under the Investment Company Act of 1940 or in any other form permitted by law;

   . make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission's interpretation thereof;

   . establish a provision in the Annuity for federal income taxes if we determine, in our sole discretion, that we will incur a tax as the result of the operation of the Separate Account; and

   . to the extent dictated by any underlying portfolio, impose a redemption fee or restrict transfers within any Sub-account.

We will first notify you and receive any necessary SEC and/or state approval before making such a change. If an underlying mutual fund is liquidated, we will ask you to reallocate any amount in the liquidated fund. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements and only after obtaining an order from the SEC, if required. If investment in the Portfolios or a particular Portfolio is no longer possible, in our discretion becomes inappropriate for purposes the Annuity, or for any other rationale in our sole judgment, we may substitute another portfolio or investment portfolios without your consent. The substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any required approval of the SEC and any applicable state insurance departments. In addition, we may close Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion. We do not control the underlying mutual funds, so we cannot guarantee that any of those funds will always be available.

If you are enrolled in a Dollar Cost Averaging, Asset Rebalancing, or comparable programs while an underlying fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Account Value invested in such underlying fund will be transferred automatically to the designated surviving fund in the case of mergers, the replacement fund in the case of substitutions, and an available Money Market Fund in the case of fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving fund, the replacement fund or a Money Market Fund for any continued and future investments.


CYBER SECURITY RISKS. We provide information about cyber security risks associated with this Annuity in the Statement of Additional Information.


WHAT IS THE LEGAL STRUCTURE OF THE PORTFOLIOS?

Each Portfolio is registered as an open-end management investment company under the Investment Company Act. Shares of the Portfolios are sold to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be sold directly to qualified pension and retirement plans.

VOTING RIGHTS

We are the legal owner of the shares of the underlying mutual funds in which the Sub-accounts invest. However, under SEC rules, you have voting rights in relation to Account Value maintained in the Sub-accounts. If a Portfolio requests a vote of shareholders, we will vote our shares based on instructions received from Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. This voting procedure is sometimes referred to as "mirror voting" because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. We will also "mirror vote" shares within the separate account that are owned directly by us or by an affiliate. In addition, because all the shares of a given mutual fund held within our Separate Account are legally owned by us, we intend to vote all of such shares when that underlying fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying fund's shareholder meeting and towards the ultimate outcome of the vote. Thus, under "mirror voting", it is possible that the votes of a small percentage of contract holders who actually vote will determine the ultimate outcome. We will furnish those Owners who have Account Value allocated to a Sub-account whose Portfolio has requested a "proxy" vote with proxy materials and the necessary forms to provide us with their voting instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying mutual fund that require a vote of shareholders.

Advanced Series Trust (the "Trust") has obtained an exemption from the Securities and Exchange Commission that permits its co-investment advisers, AST Investment Services, Inc. and Prudential Investments LLC, subject to approval by the Board of Trustees of the Trust, to change sub-advisors for a Portfolio and to enter into new sub-advisory agreements, without obtaining shareholder approval of the changes. This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient supervision and management of the sub-advisors by AST Investment Services, Inc., Prudential Investments LLC and the Trustees. The exemption does not apply to the AST Franklin Templeton Founding Funds Allocation Portfolio; shareholder approval of new subadvisory agreements for this Portfolio only is required. The Trust is required, under the terms of the exemption, to provide certain information to shareholders following these types of changes. We may add new Sub-accounts that invest in a series of Portfolios other than the Trust. Such series of funds may have a similar order from the SEC. You also should review the prospectuses for the other Portfolios in which various Sub-accounts invest as to whether they have obtained similar orders from the SEC.

MATERIAL CONFLICTS

It is possible that differences may occur between companies that offer shares of a Portfolio to their respective separate accounts issuing variable annuities and/or variable life insurance products. Differences may also occur surrounding the offering of a Portfolio to variable life insurance policies and variable annuity contracts that we offer. Under certain circumstances, these differences could be considered "material conflicts," in which case we would take necessary action to protect persons with voting rights under our variable annuity contracts and variable life insurance policies against persons with voting rights under other insurance companies' variable insurance products. If a "material conflict" were to arise between owners of variable annuity contracts and variable life insurance policies issued by us we would take necessary action to treat such persons equitably in resolving the conflict. "Material conflicts" could arise due to differences in voting instructions between owners of variable life insurance and variable annuity contracts of the same or different companies. We monitor any potential conflicts that may exist.

SERVICE FEES

Allstate Life and our affiliates receive substantial payments from certain underlying portfolios and/or related entities. Those payments may include
Rule 12b-1 fees, administrative services fees and "revenue sharing" payments. Rule 12b-1 fees compensate our affiliated principal underwriter for a variety of services, including distribution services. Allstate Life receives administrative services fees with respect to both affiliated and unaffiliated portfolios. Administrative services fees compensate us for providing administrative services with respect to Owners invested indirectly in the portfolio, including recordkeeping services and the mailing of prospectuses and reports. In addition, under the terms of the reinsurance agreement between Allstate Life and The Prudential Insurance Company of America (PICA) (see "What is Allstate Life"), the certain administrative fees are payable to PICA from Allstate Life.

Allstate Life may also receive "revenue sharing" payments, which are payments from investment advisers or other service providers to the portfolios. Some fees, such as Rule 12b-1 fees, are paid directly by the portfolio. Some fees are paid by entities that provide services to the portfolios. The existence of these payments may increase the overall cost of investing in the portfolios. Because these payments are made to Allstate Life, allocations you make to the underlying portfolios benefit us financially. In selecting portfolios available under the Annuity, we consider the payments made to us.


Effective February 25, 2013, most AST Portfolios adopted a Rule 12b-1 fee. Prior to that fee, most AST Portfolios had an administrative services fee. The Rule 12b-1 fee compensates us and our affiliates for shareholder servicing, administrative, distribution and other services. We also receive "revenue sharing" payments from the advisers to the underlying portfolios. As of March 1, 2014, the maximum combined fees and revenue sharing payments we receive with respect to a portfolio are equal to an annual rate of [0.50]% the average assets allocated to the portfolio under the Annuity. We expect to make a profit on these fees and payments.


Please see the table entitled "Underlying Mutual Fund Portfolio Annual Expenses" for a listing of the Portfolios and any applicable 12b-1 fees.

WHO DISTRIBUTES ANNUITIES OFFERED BY ALLSTATE LIFE?

Allstate Distributors, L.L.C. ("Allstate Distributors"), located at 3100 Sanders Road, Northbrook, IL 60062, is the principal underwriter and distributor of the Annuities. Allstate Distributors is a wholly owned subsidiary of Allstate Life. Allstate Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA").

Allstate Distributors does not sell Annuities directly to purchasers. Allstate Distributors enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Annuities through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are also licensed as insurance agents by applicable state insurance authorities. Annuities also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

We will pay commissions to broker-dealers and banks which sell the Annuities. Commissions paid vary, but we may pay up to a maximum sales commission of 6.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.15% of Account Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer's or bank's practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Account Value and the number of years the Annuity is held.

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Account Value annually. These payments are intended to contribute to the promotion and marketing of the Annuities, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to:
(1) placement of the Annuities on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Annuities; (3) participation in sales conferences; and
(4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives.

In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Annuities. To contribute to the promotion and marketing of the Annuities, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.

The general types of payments that we make are:

..   Percentage Payments based upon Account Value. This type of payment is a percentage payment that is based upon the total Account Value of all Annuities that were sold through the firm.

..   Based upon Percentage Payments Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Annuities sold through the firm.

..   Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Annuities sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of training and due diligence events). We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

We are aware that the following firms received payment of more than $5,000 under one or more of these types of arrangements during the last calendar year or are expected to receive such payment during the current calendar year. The compensation includes payments in connection with variable annuity contracts issued by Allstate Life Insurance Company and Allstate Life Insurance Company of New York. Some payments may support the sale of all Allstate products offered through the firm which could include fixed annuities as well as life insurance products.

We do not offer the arrangements to all firms, and the terms of the arrangements may differ among firms. While all firms appearing below received payments under one or more of the general types listed above, payments are determined on a firm by firm basis. In fact, a listed firm may not request or accept certain types of payments listed above. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity.

Name of Firm:

Morgan Stanley
LPL Financial Services
Citi Global Markets
UBS Financial Services

Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or Allstate Distributors and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the Annuity.

Allstate Life does not pay Allstate Distributors a commission for distribution of the Annuities. Allstate Distributors compensates its representatives who act as wholesalers, and their sales management personnel, for Annuity sales. This compensation is based on a percentage of premium payments and/or a percentage of Account Values. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Annuities, including any liability to Annuity owners arising out of services rendered or Annuities issued.

ADMINISTRATION

We have primary responsibility for all administration of the Annuities and the Separate Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") on June 1, 2006 whereby, PICA or an affiliate provides administrative services to the Separate Account and the Annuities on our behalf.

We provide the following administrative services, among others:

..   maintenance of Annuity owner records;

..   Annuity owner services;

..   calculation of unit values;

..   maintenance of the Separate Account; and

..   preparation of Annuity owner reports.

We will send you Annuity statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy.


We provide information about cyber security risks associated with this Annuity in the Statement of Additional information. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error. We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

FINANCIAL STATEMENTS

The financial statements of the Sub-accounts comprising the Separate Account and Allstate Life are included in the Statement of Additional Information.

HOW TO CONTACT US

You can contact us by:

   . calling our Customer Service Team at 1-866-695-2647 during our normal business hours.

   . writing to us via regular mail at Annuity Service Center, P.O. Box 70179, Philadelphia, PA 19176. NOTE: Failure to send mail to the proper address may result in a delay in our receiving and processing your request.

   . accessing information about your Annuity through our Internet Website at www.accessallstate.com.

You can obtain account information by calling our automated response system and at www.accessallstate.com, our Internet Website. Our Customer Service representatives are also available during business hours to provide you with information about your account. You can request certain transactions through our telephone voice response system, our Internet Website or through a customer service representative. You can provide authorization for a third party, including your attorney-in-fact acting pursuant to a power of attorney, to access your account information and perform certain transactions on your account. You will need to complete a form provided by us which identifies those transactions that you wish to authorize via telephonic and electronic means and whether you wish to authorize a third party to perform any such transactions. Please note that unless you tell us otherwise, we deem that all transactions that are directed by your Financial Professional with respect to your Annuity have been authorized by you. We require that you or your representative provide proper identification before performing transactions over the telephone or through our Internet Website. This may include a Personal Identification Number
(PIN) that will be provided to you upon issue of your Annuity or you may establish or change your PIN by calling our automated response system and at www.accessallstate.com, our Internet Website. Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.

Transactions requested via telephone are recorded. To the extent permitted by law, we will not be responsible for any claims, loss, liability or expense in connection with a transaction requested by telephone or other electronic means if we acted on such transaction instructions after following reasonable procedures to identify those persons authorized to perform transactions on your Annuity using verification methods which may include a request for your Social Security number, PIN or other form of electronic identification. We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

Allstate Life does not guarantee access to telephonic, facsimile, Internet or any other electronic information or that we will be able to accept transaction instructions via such means at all times. Regular and/or express mail will be the only means by which we will accept transaction instructions when telephonic, facsimile, Internet or any other electronic means are unavailable or delayed. Allstate Life reserves the right to limit, restrict or terminate telephonic, facsimile, Internet or any other electronic transaction privileges at any time.

LEGAL MATTERS

All matters of Illinois law pertaining to the Annuities, including the validity of the Annuities and Allstate Life's right to issue such Annuities under Illinois law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The following are the contents of the Statement of Additional Information:

   .   Additions, Deletions or Substitutions of Investments

   .   The Annuities

   .   Company

   .   Principal Underwriter


   .   Cyber Security Risks


   .   Determination of Accumulation Unit Values

   .   General Matters

   .   Experts

   .   Financial Statements

   .   Appendix A - Accumulation Unit Values

                     APPENDIX A - ACCUMULATION UNIT VALUES

 As we have indicated throughout this prospectus, each Annuity is a contract that allows you to select or decline any of several features that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each combination of such contract features. Here we depict the historical unit values corresponding to the contract features bearing the highest and lowest combinations of asset-based charges. The remaining unit values appear in the Statement of Additional Information, which you may obtain free of charge, by calling 866-695-2647 or by writing to us at the Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176. As discussed in the prospectus, if you select certain optional benefits (e.g., TrueIncome), we limit the investment options to which you may allocate your Account Value. In certain of these accumulation unit value tables, we set forth accumulation unit values that assume election of one or more of such optional benefits and allocation of Account Value to portfolios that currently are not permitted as part of such optional benefits. Such unit values are set forth for general reference purposes only, and are not intended to indicate that such portfolios may be acquired along with those optional benefits.

                      ALLSTATE RETIREMENT ACCESS B SERIES
                        Allstate Life Insurance Company
                                   Prospectus

           ACCUMULATION UNIT VALUES: Basic Death Benefit Only (1.15%)

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
   07/30/2007* to 12/31/2007                             $10.09348        $10.45687           7,065
   01/01/2008 to 12/31/2008                              $10.45687         $7.04729         210,032
   01/01/2009 to 12/31/2009                               $7.04729         $8.66404         162,361
   01/01/2010 to 12/31/2010                               $8.66404         $9.59022         162,732
   01/01/2011 to 12/31/2011                               $9.59022         $9.22913         151,623
   01/01/2012 to 12/31/2012                               $9.22913        $10.27056         144,671
   01/01/2013 to 12/31/2013                              $10.27056        $11.16634         119,983
   01/01/2014 to 12/31/2014                              $11.16634        $11.46077         105,866
----------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
   07/30/2007* to 12/31/2007                             $10.11513        $10.50785           1,044
   01/01/2008 to 12/31/2008                              $10.50785         $7.29212          38,919
   01/01/2009 to 12/31/2009                               $7.29212         $9.09791          55,878
   01/01/2010 to 12/31/2010                               $9.09791        $10.22707          47,164
   01/01/2011 to 12/31/2011                              $10.22707        $10.12211          38,899
   01/01/2012 to 12/31/2012                              $10.12211        $11.37259          40,074
   01/01/2013 to 12/31/2013                              $11.37259        $13.10461          39,244
   01/01/2014 to 12/31/2014                              $13.10461        $13.74671          35,435
----------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
   07/30/2007* to 12/31/2007                             $10.06654         $9.58052               0
   01/01/2008 to 12/31/2008                               $9.58052         $6.18060               0
   01/01/2009 to 12/31/2009                               $6.18060         $7.19633               0
   01/01/2010 to 12/31/2010                               $7.19633         $8.09945               0
   01/01/2011 to 12/31/2011                               $8.09945         $8.29329               0
   01/01/2012 to 05/04/2012                               $8.29329         $9.02728               0
----------------------------------------------------------------------------------------------------------
AST AQR Emerging Markets Equity Portfolio
   02/25/2013* to 12/31/2013                              $9.99906        $10.14031               0
   01/01/2014 to 12/31/2014                              $10.14031         $9.71144               0
----------------------------------------------------------------------------------------------------------
AST AQR Large-Cap Portfolio
   04/29/2013* to 12/31/2013                              $9.99906        $11.67855               0
   01/01/2014 to 12/31/2014                              $11.67855        $13.06612               0
----------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
   07/30/2007* to 12/31/2007                             $10.07725        $10.46746           1,891
   01/01/2008 to 12/31/2008                              $10.46746         $7.37829         185,767
   01/01/2009 to 12/31/2009                               $7.37829         $8.99364         401,570
   01/01/2010 to 12/31/2010                               $8.99364         $9.98615         441,535
   01/01/2011 to 12/31/2011                               $9.98615         $9.75252         383,951
   01/01/2012 to 12/31/2012                               $9.75252        $10.84420         383,277
   01/01/2013 to 12/31/2013                              $10.84420        $12.61267         381,409
   01/01/2014 to 12/31/2014                              $12.61267        $13.28221         356,703

                                                                                            Number of
                                                        Accumulation     Accumulation      Accumulation
                                                        Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                         Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------------------
AST BlackRock Global Strategies Portfolio
   05/02/2011* to 12/31/2011                               $9.99906         $9.19889               0
   01/01/2012 to 12/31/2012                                $9.19889        $10.17588               0
   01/01/2013 to 12/31/2013                               $10.17588        $11.15182               0
   01/01/2014 to 12/31/2014                               $11.15182        $11.56452               0
-----------------------------------------------------------------------------------------------------------
AST BlackRock iShares ETF Portfolio
   04/29/2013* to 12/31/2013                               $9.99906        $10.53737               0
   01/01/2014 to 12/31/2014                               $10.53737        $10.79017               0
-----------------------------------------------------------------------------------------------------------
AST Boston Partners Large-Cap Value Portfolio
formerly, AST Jennison Large-Cap Value Portfolio
   11/16/2009* to 12/31/2009                              $10.14583        $10.30739               0
   01/01/2010 to 12/31/2010                               $10.30739        $11.58849               0
   01/01/2011 to 12/31/2011                               $11.58849        $10.78400               0
   01/01/2012 to 12/31/2012                               $10.78400        $12.07198               0
   01/01/2013 to 12/31/2013                               $12.07198        $15.68555               0
   01/01/2014 to 12/31/2014                               $15.68555        $17.09889               0
-----------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
   07/30/2007* to 12/31/2007                              $10.11661        $10.44244           4,790
   01/01/2008 to 12/31/2008                               $10.44244         $6.71665         160,346
   01/01/2009 to 12/31/2009                                $6.71665         $8.32218         224,296
   01/01/2010 to 12/31/2010                                $8.32218         $9.32780         229,929
   01/01/2011 to 12/31/2011                                $9.32780         $8.99788         182,441
   01/01/2012 to 12/31/2012                                $8.99788        $10.11600         176,273
   01/01/2013 to 12/31/2013                               $10.11600        $12.26901         179,602
   01/01/2014 to 12/31/2014                               $12.26901        $12.97782         142,985
-----------------------------------------------------------------------------------------------------------
AST ClearBridge Dividend Growth Portfolio
   02/25/2013* to 12/31/2013                               $9.99906        $11.71489               0
   01/01/2014 to 12/31/2014                               $11.71489        $13.15779               0
-----------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
   07/30/2007* to 12/31/2007                              $10.10634         $9.38860             568
   01/01/2008 to 12/31/2008                                $9.38860         $6.02842             648
   01/01/2009 to 12/31/2009                                $6.02842         $7.86267             776
   01/01/2010 to 12/31/2010                                $7.86267        $10.00349             670
   01/01/2011 to 12/31/2011                               $10.00349        $10.54152             641
   01/01/2012 to 12/31/2012                               $10.54152        $12.02085           2,807
   01/01/2013 to 12/31/2013                               $12.02085        $12.25636           3,830
   01/01/2014 to 12/31/2014                               $12.25636        $15.86253           3,414
-----------------------------------------------------------------------------------------------------------
AST DeAm Small-Cap Value Portfolio
   07/30/2007* to 12/31/2007                              $10.12778         $8.85444              39
   01/01/2008 to 07/18/2008                                $8.85444         $8.13582               0
-----------------------------------------------------------------------------------------------------------
AST Defensive Asset Allocation Portfolio
   04/29/2013* to 12/31/2013                               $9.99906         $9.72374               0
   01/01/2014 to 12/31/2014                                $9.72374        $10.10347               0
-----------------------------------------------------------------------------------------------------------
AST FI Pyramis Quantitative Portfolio
formerly, AST First Trust Balanced Target Portfolio
   07/30/2007* to 12/31/2007                              $10.08931        $10.45149               0
   01/01/2008 to 12/31/2008                               $10.45149         $6.76922          88,061
   01/01/2009 to 12/31/2009                                $6.76922         $8.28818          92,377
   01/01/2010 to 12/31/2010                                $8.28818         $9.37069          93,062
   01/01/2011 to 12/31/2011                                $9.37069         $9.12472          71,142
   01/01/2012 to 12/31/2012                                $9.12472         $9.98014          75,969
   01/01/2013 to 12/31/2013                                $9.98014        $11.32281          75,836
   01/01/2014 to 12/31/2014                               $11.32281        $11.54672          67,254

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST FI Pyramis(R) Asset Allocation Portfolio
   05/01/2008* to 12/31/2008                                     $10.10375         $7.53306           7,169
   01/01/2009 to 12/31/2009                                       $7.53306         $9.02845          10,479
   01/01/2010 to 12/31/2010                                       $9.02845        $10.11468          10,689
   01/01/2011 to 12/31/2011                                      $10.11468         $9.75245           8,180
   01/01/2012 to 12/31/2012                                       $9.75245        $10.95605           9,489
   01/01/2013 to 12/31/2013                                      $10.95605        $12.91351           9,636
   01/01/2014 to 12/31/2014                                      $12.91351        $13.49660           9,391
------------------------------------------------------------------------------------------------------------------
AST Focus Four Plus Portfolio
   07/21/2008* to 12/31/2008                                      $9.99906         $7.49078           1,333
   01/01/2009 to 11/13/2009                                       $7.49078         $8.41585               0
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Allocation Portfolio
   04/30/2012* to 12/31/2012                                      $9.99906        $10.78594         133,820
   01/01/2013 to 12/31/2013                                      $10.78594        $13.27264         133,156
   01/01/2014 to 12/31/2014                                      $13.27264        $13.53862         127,493
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Plus Portfolio
   04/29/2013* to 12/31/2013                                      $9.99906        $10.85495               0
   01/01/2014 to 12/31/2014                                      $10.85495        $11.00602               0
------------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
   07/21/2008* to 12/31/2008                                     $10.17574         $6.12807              72
   01/01/2009 to 12/31/2009                                       $6.12807         $8.18487             184
   01/01/2010 to 12/31/2010                                       $8.18487         $9.72608              88
   01/01/2011 to 12/31/2011                                       $9.72608         $9.13094              62
   01/01/2012 to 12/31/2012                                       $9.13094        $11.44638              62
   01/01/2013 to 12/31/2013                                      $11.44638        $11.80801              56
   01/01/2014 to 12/31/2014                                      $11.80801        $13.29897              51
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
   07/30/2007* to 12/31/2007                                     $10.13455        $10.43403             842
   01/01/2008 to 12/31/2008                                      $10.43403         $6.16137           3,337
   01/01/2009 to 12/31/2009                                       $6.16137         $9.10019           3,741
   01/01/2010 to 12/31/2010                                       $9.10019         $9.92210           3,763
   01/01/2011 to 12/31/2011                                       $9.92210         $9.42106           3,735
   01/01/2012 to 12/31/2012                                       $9.42106        $11.15454           3,561
   01/01/2013 to 12/31/2013                                      $11.15454        $14.30698           3,040
   01/01/2014 to 02/07/2014                                      $14.30698        $14.08245               0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Large-Cap Value Portfolio
   07/30/2007* to 12/31/2007                                     $10.07406        $10.23019              47
   01/01/2008 to 12/31/2008                                      $10.23019         $5.99845             312
   01/01/2009 to 12/31/2009                                       $5.99845         $7.06817             311
   01/01/2010 to 12/31/2010                                       $7.06817         $7.88820             310
   01/01/2011 to 12/31/2011                                       $7.88820         $7.36820             310
   01/01/2012 to 12/31/2012                                       $7.36820         $8.71688             702
   01/01/2013 to 12/31/2013                                       $8.71688        $11.50818             701
   01/01/2014 to 12/31/2014                                      $11.50818        $12.87128             700
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
   07/30/2007* to 12/31/2007                                     $10.12451        $10.45031              23
   01/01/2008 to 12/31/2008                                      $10.45031         $6.11692           4,238
   01/01/2009 to 12/31/2009                                       $6.11692         $9.49991           4,122
   01/01/2010 to 12/31/2010                                       $9.49991        $11.25373           2,552
   01/01/2011 to 12/31/2011                                      $11.25373        $10.79456           2,541
   01/01/2012 to 12/31/2012                                      $10.79456        $12.76459           2,481
   01/01/2013 to 12/31/2013                                      $12.76459        $16.68153           2,443
   01/01/2014 to 12/31/2014                                      $16.68153        $18.39269           2,415

                                                                                    Number of
                                                Accumulation     Accumulation      Accumulation
                                                Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                 Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------
AST Goldman Sachs Multi-Asset Portfolio
   05/01/2008* to 12/31/2008                      $10.08942         $7.64236          11,510
   01/01/2009 to 12/31/2009                        $7.64236         $9.32195          18,866
   01/01/2010 to 12/31/2010                        $9.32195        $10.28467          20,521
   01/01/2011 to 12/31/2011                       $10.28467        $10.11619          19,462
   01/01/2012 to 12/31/2012                       $10.11619        $11.01402          19,494
   01/01/2013 to 12/31/2013                       $11.01402        $11.95797          19,432
   01/01/2014 to 12/31/2014                       $11.95797        $12.29953          16,822
---------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
   07/21/2008* to 12/31/2008                      $10.03395         $7.65765             273
   01/01/2009 to 12/31/2009                        $7.65765         $9.60302             273
   01/01/2010 to 12/31/2010                        $9.60302        $12.03485             273
   01/01/2011 to 12/31/2011                       $12.03485        $12.05293             273
   01/01/2012 to 12/31/2012                       $12.05293        $13.78510             273
   01/01/2013 to 12/31/2013                       $13.78510        $18.91753             273
   01/01/2014 to 12/31/2014                       $18.91753        $20.04839             273
---------------------------------------------------------------------------------------------------
AST Herndon Large-Cap Value Portfolio
   07/30/2007* to 12/31/2007                      $10.07831         $9.83615             124
   01/01/2008 to 12/31/2008                        $9.83615         $6.09701           1,526
   01/01/2009 to 12/31/2009                        $6.09701         $7.12826           1,525
   01/01/2010 to 12/31/2010                        $7.12826         $7.92391           1,396
   01/01/2011 to 12/31/2011                        $7.92391         $7.79522           1,235
   01/01/2012 to 12/31/2012                        $7.79522         $8.73922           1,784
   01/01/2013 to 12/31/2013                        $8.73922        $11.63158           1,510
   01/01/2014 to 12/31/2014                       $11.63158        $11.67843           1,463
---------------------------------------------------------------------------------------------------
AST High Yield Portfolio
   07/30/2007* to 12/31/2007                      $10.01136        $10.54919             174
   01/01/2008 to 12/31/2008                       $10.54919         $7.76519           4,870
   01/01/2009 to 12/31/2009                        $7.76519        $10.40605           3,305
   01/01/2010 to 12/31/2010                       $10.40605        $11.67638           3,923
   01/01/2011 to 12/31/2011                       $11.67638        $11.90986           2,207
   01/01/2012 to 12/31/2012                       $11.90986        $13.40777           4,114
   01/01/2013 to 12/31/2013                       $13.40777        $14.20691           5,239
   01/01/2014 to 12/31/2014                       $14.20691        $14.40442           4,676
---------------------------------------------------------------------------------------------------
AST International Growth Portfolio
   07/30/2007* to 12/31/2007                      $10.24241        $11.09600             113
   01/01/2008 to 12/31/2008                       $11.09600         $5.45945           6,938
   01/01/2009 to 12/31/2009                        $5.45945         $7.30192           7,773
   01/01/2010 to 12/31/2010                        $7.30192         $8.26529           5,284
   01/01/2011 to 12/31/2011                        $8.26529         $7.11529           5,027
   01/01/2012 to 12/31/2012                        $7.11529         $8.46677           4,504
   01/01/2013 to 12/31/2013                        $8.46677         $9.96541           4,058
   01/01/2014 to 12/31/2014                        $9.96541         $9.30767           3,831
---------------------------------------------------------------------------------------------------
AST International Value Portfolio
   07/30/2007* to 12/31/2007                      $10.18917        $10.49686             938
   01/01/2008 to 12/31/2008                       $10.49686         $5.81109           7,355
   01/01/2009 to 12/31/2009                        $5.81109         $7.49706           7,244
   01/01/2010 to 12/31/2010                        $7.49706         $8.23313           5,466
   01/01/2011 to 12/31/2011                        $8.23313         $7.11811           5,147
   01/01/2012 to 12/31/2012                        $7.11811         $8.21051           4,864
   01/01/2013 to 12/31/2013                        $8.21051         $9.69715           4,500
   01/01/2014 to 12/31/2014                        $9.69715         $8.94416           4,334
---------------------------------------------------------------------------------------------------
AST J.P. Morgan Global Thematic Portfolio
   05/01/2008* to 12/31/2008                      $10.11193         $7.16465           8,380
   01/01/2009 to 12/31/2009                        $7.16465         $8.97192           8,886
   01/01/2010 to 12/31/2010                        $8.97192        $10.09536           8,031
   01/01/2011 to 12/31/2011                       $10.09536         $9.92368           7,684
   01/01/2012 to 12/31/2012                        $9.92368        $11.14318           7,907
   01/01/2013 to 12/31/2013                       $11.14318        $12.80990           7,540
   01/01/2014 to 12/31/2014                       $12.80990        $13.47001           7,197

                                                                                          Number of
                                                      Accumulation     Accumulation      Accumulation
                                                      Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                       Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------------
AST J.P. Morgan International Equity Portfolio
   07/30/2007* to 12/31/2007                            $10.18258        $10.36729             427
   01/01/2008 to 12/31/2008                             $10.36729         $6.00813           3,324
   01/01/2009 to 12/31/2009                              $6.00813         $8.07094           3,323
   01/01/2010 to 12/31/2010                              $8.07094         $8.55118           2,691
   01/01/2011 to 12/31/2011                              $8.55118         $7.68046           2,690
   01/01/2012 to 12/31/2012                              $7.68046         $9.25655           2,690
   01/01/2013 to 12/31/2013                              $9.25655        $10.55689           2,478
   01/01/2014 to 12/31/2014                             $10.55689         $9.77241           2,477
---------------------------------------------------------------------------------------------------------
AST J.P. Morgan Strategic Opportunities Portfolio
   07/30/2007* to 12/31/2007                            $10.08357         $9.71560           4,876
   01/01/2008 to 12/31/2008                              $9.71560         $7.91296          67,028
   01/01/2009 to 12/31/2009                              $7.91296         $9.54542          86,266
   01/01/2010 to 12/31/2010                              $9.54542        $10.12750          86,650
   01/01/2011 to 12/31/2011                             $10.12750        $10.03567          72,531
   01/01/2012 to 12/31/2012                             $10.03567        $10.98486          77,204
   01/01/2013 to 12/31/2013                             $10.98486        $12.05798          72,803
   01/01/2014 to 12/31/2014                             $12.05798        $12.57013          67,177
---------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Growth Portfolio
   11/16/2009* to 12/31/2009                            $10.08445        $10.29762               0
   01/01/2010 to 12/31/2010                             $10.29762        $11.33242               0
   01/01/2011 to 12/31/2011                             $11.33242        $11.27775               0
   01/01/2012 to 12/31/2012                             $11.27775        $12.84242               0
   01/01/2013 to 12/31/2013                             $12.84242        $17.32960               0
   01/01/2014 to 12/31/2014                             $17.32960        $18.76054               0
---------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
   07/30/2007* to 12/31/2007                            $10.09261         $9.58244             879
   01/01/2008 to 12/31/2008                              $9.58244         $5.54292              82
   01/01/2009 to 12/31/2009                              $5.54292         $6.54479              81
   01/01/2010 to 12/31/2010                              $6.54479         $7.32164              81
   01/01/2011 to 12/31/2011                              $7.32164         $6.93554              81
   01/01/2012 to 12/31/2012                              $6.93554         $8.01436             748
   01/01/2013 to 12/31/2013                              $8.01436        $11.08139             748
   01/01/2014 to 12/31/2014                             $11.08139        $12.46119             748
---------------------------------------------------------------------------------------------------------
AST Loomis Sayles Large-Cap Growth Portfolio
   07/30/2007* to 12/31/2007                            $10.13357        $10.85115               0
   01/01/2008 to 12/31/2008                             $10.85115         $6.04393           3,829
   01/01/2009 to 12/31/2009                              $6.04393         $7.75328           3,740
   01/01/2010 to 12/31/2010                              $7.75328         $9.17913           2,129
   01/01/2011 to 12/31/2011                              $9.17913         $8.99191           2,129
   01/01/2012 to 12/31/2012                              $8.99191         $9.97977           2,129
   01/01/2013 to 12/31/2013                              $9.97977        $13.47838           2,129
   01/01/2014 to 12/31/2014                             $13.47838        $14.73592           3,730
---------------------------------------------------------------------------------------------------------
AST Lord Abbett Core Fixed Income Portfolio
   07/30/2007* to 12/31/2007                            $10.00752        $10.42273             294
   01/01/2008 to 12/31/2008                             $10.42273         $7.90817           3,605
   01/01/2009 to 12/31/2009                              $7.90817        $10.52341           4,758
   01/01/2010 to 12/31/2010                             $10.52341        $11.79919           3,495
   01/01/2011 to 12/31/2011                             $11.79919        $12.85145           3,067
   01/01/2012 to 12/31/2012                             $12.85145        $13.45836           2,877
   01/01/2013 to 12/31/2013                             $13.45836        $13.03896           2,705
   01/01/2014 to 12/31/2014                             $13.03896        $13.71409           2,540
---------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
   07/30/2007* to 12/31/2007                            $10.15695        $10.45680             399
   01/01/2008 to 12/31/2008                             $10.45680         $6.82398           3,779
   01/01/2009 to 12/31/2009                              $6.82398         $8.87186           3,779
   01/01/2010 to 12/31/2010                              $8.87186         $9.82742           3,159
   01/01/2011 to 12/31/2011                              $9.82742         $9.41130           3,159
   01/01/2012 to 12/31/2012                              $9.41130        $11.45123           3,158
   01/01/2013 to 12/31/2013                             $11.45123        $14.44916           2,951
   01/01/2014 to 12/31/2014                             $14.44916        $14.80317           2,951

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
   07/30/2007* to 12/31/2007                             $10.10906        $10.79010               0
   01/01/2008 to 12/31/2008                              $10.79010         $6.79479           1,010
   01/01/2009 to 12/31/2009                               $6.79479         $8.35007           1,883
   01/01/2010 to 12/31/2010                               $8.35007         $9.31039           1,717
   01/01/2011 to 12/31/2011                               $9.31039         $9.14986           1,562
   01/01/2012 to 12/31/2012                               $9.14986        $10.59102           1,350
   01/01/2013 to 12/31/2013                              $10.59102        $14.31382           1,256
   01/01/2014 to 12/31/2014                              $14.31382        $15.38335             241
----------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
   07/30/2007* to 12/31/2007                             $10.07805         $9.77256             425
   01/01/2008 to 12/31/2008                               $9.77256         $5.97799           1,091
   01/01/2009 to 12/31/2009                               $5.97799         $8.20813           1,485
   01/01/2010 to 12/31/2010                               $8.20813        $10.03040           1,484
   01/01/2011 to 12/31/2011                              $10.03040         $9.57416           1,483
   01/01/2012 to 12/31/2012                               $9.57416        $11.20766           1,483
   01/01/2013 to 12/31/2013                              $11.20766        $14.67162           1,483
   01/01/2014 to 12/31/2014                              $14.67162        $16.67591           1,483
----------------------------------------------------------------------------------------------------------
AST Money Market Portfolio
   07/30/2007* to 12/31/2007                             $10.00038        $10.15309               0
   01/01/2008 to 12/31/2008                              $10.15309        $10.28948          74,314
   01/01/2009 to 12/31/2009                              $10.28948        $10.19718          52,935
   01/01/2010 to 12/31/2010                              $10.19718        $10.08379          47,921
   01/01/2011 to 12/31/2011                              $10.08379         $9.97110          16,545
   01/01/2012 to 12/31/2012                               $9.97110         $9.85785           3,540
   01/01/2013 to 12/31/2013                               $9.85785         $9.74513           3,477
   01/01/2014 to 12/31/2014                               $9.74513         $9.63457           3,409
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
   07/30/2007* to 12/31/2007                             $10.10517        $10.04861              61
   01/01/2008 to 12/31/2008                              $10.04861         $5.73621           2,340
   01/01/2009 to 12/31/2009                               $5.73621         $7.97581           2,306
   01/01/2010 to 12/31/2010                               $7.97581         $9.73300           2,066
   01/01/2011 to 12/31/2011                               $9.73300         $9.38326           1,822
   01/01/2012 to 12/31/2012                               $9.38326        $10.86517           1,567
   01/01/2013 to 12/31/2013                              $10.86517        $15.25372           1,012
   01/01/2014 to 12/31/2014                              $15.25372        $17.22902             868
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Core Bond Portfolio
   10/31/2011* to 12/31/2011                             $10.02897        $10.07977               0
   01/01/2012 to 12/31/2012                              $10.07977        $10.45038               0
   01/01/2013 to 12/31/2013                              $10.45038        $10.03864               0
   01/01/2014 to 12/31/2014                              $10.03864        $10.43552               0
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
   07/30/2007* to 12/31/2007                             $10.15883        $10.52611              59
   01/01/2008 to 12/31/2008                              $10.52611         $5.91259           3,407
   01/01/2009 to 12/31/2009                               $5.91259         $7.58653           3,406
   01/01/2010 to 12/31/2010                               $7.58653         $9.65098           2,710
   01/01/2011 to 12/31/2011                               $9.65098         $9.70213           2,632
   01/01/2012 to 12/31/2012                               $9.70213        $10.77927           2,603
   01/01/2013 to 12/31/2013                              $10.77927        $14.13175           2,579
   01/01/2014 to 12/31/2014                              $14.13175        $15.08006           2,556
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
   07/30/2007* to 12/31/2007                             $10.05186        $11.26442               0
   01/01/2008 to 12/31/2008                              $11.26442         $6.39907             263
   01/01/2009 to 12/31/2009                               $6.39907         $7.75370             306
   01/01/2010 to 12/31/2010                               $7.75370         $9.21905             288
   01/01/2011 to 04/29/2011                               $9.21905        $10.35813               0

                                                                                         Number of
                                                     Accumulation     Accumulation      Accumulation
                                                     Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                      Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------
AST New Discovery Asset Allocation Portfolio
   04/30/2012* to 12/31/2012                            $9.99906        $10.35995               0
   01/01/2013 to 12/31/2013                            $10.35995        $12.17922               0
   01/01/2014 to 12/31/2014                            $12.17922        $12.65924               0
--------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
   07/21/2008* to 12/31/2008                           $10.10180         $5.58716             841
   01/01/2009 to 12/31/2009                             $5.58716         $9.19744             840
   01/01/2010 to 12/31/2010                             $9.19744        $11.11757             840
   01/01/2011 to 12/31/2011                            $11.11757         $8.76309             839
   01/01/2012 to 12/31/2012                             $8.76309        $10.21646             839
   01/01/2013 to 12/31/2013                            $10.21646        $10.12275             839
   01/01/2014 to 12/31/2014                            $10.12275         $9.53887             839
--------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
   07/30/2007* to 12/31/2007                            $9.99906        $10.36790               0
   01/01/2008 to 12/31/2008                            $10.36790        $10.36432           8,097
   01/01/2009 to 12/31/2009                            $10.36432        $11.29446           8,579
   01/01/2010 to 12/31/2010                            $11.29446        $11.60112           6,525
   01/01/2011 to 12/31/2011                            $11.60112        $11.72701           6,524
   01/01/2012 to 12/31/2012                            $11.72701        $12.13766           6,961
   01/01/2013 to 12/31/2013                            $12.13766        $11.73863           6,197
   01/01/2014 to 12/31/2014                            $11.73863        $11.59357           6,197
--------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
   07/30/2007* to 12/31/2007                            $9.99043        $10.62891              34
   01/01/2008 to 12/31/2008                            $10.62891        $10.27050           1,929
   01/01/2009 to 12/31/2009                            $10.27050        $11.83164           4,769
   01/01/2010 to 12/31/2010                            $11.83164        $12.59972           3,804
   01/01/2011 to 12/31/2011                            $12.59972        $12.85227           3,699
   01/01/2012 to 12/31/2012                            $12.85227        $13.89031           4,865
   01/01/2013 to 12/31/2013                            $13.89031        $13.47988           4,768
   01/01/2014 to 12/31/2014                            $13.47988        $13.89021           4,208
--------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
   07/30/2007* to 12/31/2007                           $10.05282        $10.51809               0
   01/01/2008 to 12/31/2008                            $10.51809         $8.37223         165,136
   01/01/2009 to 12/31/2009                             $8.37223         $9.93547         267,217
   01/01/2010 to 12/31/2010                             $9.93547        $10.86073         199,660
   01/01/2011 to 12/31/2011                            $10.86073        $10.84414         201,755
   01/01/2012 to 12/31/2012                            $10.84414        $11.83281         196,725
   01/01/2013 to 12/31/2013                            $11.83281        $12.77568         183,822
   01/01/2014 to 12/31/2014                            $12.77568        $13.35962         167,754
--------------------------------------------------------------------------------------------------------
AST Prudential Core Bond Portfolio
   10/31/2011* to 12/31/2011                           $10.01898        $10.07969               0
   01/01/2012 to 12/31/2012                            $10.07969        $10.67336               0
   01/01/2013 to 12/31/2013                            $10.67336        $10.30789               0
   01/01/2014 to 12/31/2014                            $10.30789        $10.80814               0
--------------------------------------------------------------------------------------------------------
AST Prudential Growth Allocation Portfolio
   07/30/2007* to 12/31/2007                           $10.12496        $10.58860           5,278
   01/01/2008 to 12/31/2008                            $10.58860         $6.20652          98,539
   01/01/2009 to 12/31/2009                             $6.20652         $7.72964         129,860
   01/01/2010 to 12/31/2010                             $7.72964         $9.09506          91,152
   01/01/2011 to 12/31/2011                             $9.09506         $8.43269          82,499
   01/01/2012 to 12/31/2012                             $8.43269         $9.41367          81,385
   01/01/2013 to 12/31/2013                             $9.41367        $10.89111          75,616
   01/01/2014 to 12/31/2014                            $10.89111        $11.75743          67,441
--------------------------------------------------------------------------------------------------------
AST QMA Emerging Markets Equity Portfolio
   02/25/2013* to 12/31/2013                            $9.99906         $9.64507               0
   01/01/2014 to 12/31/2014                             $9.64507         $9.30027               0

                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST QMA Large-Cap Portfolio
   04/29/2013* to 12/31/2013                                $9.99906        $11.71818               0
   01/01/2014 to 12/31/2014                                $11.71818        $13.35049               0
------------------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha Portfolio
   07/30/2007* to 12/31/2007                               $10.08375         $9.77111             849
   01/01/2008 to 12/31/2008                                 $9.77111         $5.91991           2,949
   01/01/2009 to 12/31/2009                                 $5.91991         $7.12963           2,947
   01/01/2010 to 12/31/2010                                 $7.12963         $8.10916           2,613
   01/01/2011 to 12/31/2011                                 $8.10916         $8.29406           2,612
   01/01/2012 to 12/31/2012                                 $8.29406         $9.74149           2,611
   01/01/2013 to 12/31/2013                                 $9.74149        $12.75362           1,712
   01/01/2014 to 12/31/2014                                $12.75362        $14.77872           1,711
------------------------------------------------------------------------------------------------------------
AST Quantitative Modeling Portfolio
   05/02/2011* to 12/31/2011                                $9.99906         $8.93102               0
   01/01/2012 to 12/31/2012                                 $8.93102         $9.99096               0
   01/01/2013 to 12/31/2013                                 $9.99096        $12.08950               0
   01/01/2014 to 12/31/2014                                $12.08950        $12.72880               0
------------------------------------------------------------------------------------------------------------
AST RCM World Trends Portfolio
   05/01/2008* to 12/31/2008                               $10.08124         $7.37227          39,687
   01/01/2009 to 12/31/2009                                 $7.37227         $8.99302          63,771
   01/01/2010 to 12/31/2010                                 $8.99302         $9.95023          62,495
   01/01/2011 to 12/31/2011                                 $9.95023         $9.65844          60,327
   01/01/2012 to 12/31/2012                                 $9.65844        $10.53009          60,763
   01/01/2013 to 12/31/2013                                $10.53009        $11.70512          34,338
   01/01/2014 to 12/31/2014                                $11.70512        $12.16660          30,149
------------------------------------------------------------------------------------------------------------
AST Schroders Global Tactical Portfolio
   05/01/2008* to 12/31/2008                               $10.09942         $6.72110             646
   01/01/2009 to 12/31/2009                                 $6.72110         $8.42873          12,267
   01/01/2010 to 12/31/2010                                 $8.42873         $9.52782          27,981
   01/01/2011 to 12/31/2011                                 $9.52782         $9.19447          24,281
   01/01/2012 to 12/31/2012                                 $9.19447        $10.53527          25,275
   01/01/2013 to 12/31/2013                                $10.53527        $12.29632          25,591
   01/01/2014 to 12/31/2014                                $12.29632        $12.81666          26,330
------------------------------------------------------------------------------------------------------------
AST Schroders Multi-Asset World Strategies Portfolio
   07/30/2007* to 12/31/2007                               $10.08250        $10.44198               0
   01/01/2008 to 12/31/2008                                $10.44198         $7.20649           5,315
   01/01/2009 to 12/31/2009                                 $7.20649         $9.07746          10,815
   01/01/2010 to 12/31/2010                                 $9.07746        $10.03417           9,953
   01/01/2011 to 12/31/2011                                $10.03417         $9.58477           7,255
   01/01/2012 to 12/31/2012                                 $9.58477        $10.53087           7,230
   01/01/2013 to 12/31/2013                                $10.53087        $11.91012           6,861
   01/01/2014 to 12/31/2014                                $11.91012        $12.13195           6,318
------------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Opportunities Portfolio
formerly, AST Federated Aggressive Growth Portfolio
   07/30/2007* to 12/31/2007                               $10.09568        $10.23799              60
   01/01/2008 to 12/31/2008                                $10.23799         $5.65876             591
   01/01/2009 to 12/31/2009                                 $5.65876         $7.42159             591
   01/01/2010 to 12/31/2010                                 $7.42159         $9.72516             526
   01/01/2011 to 12/31/2011                                 $9.72516         $8.35392             733
   01/01/2012 to 12/31/2012                                 $8.35392         $9.91658             634
   01/01/2013 to 12/31/2013                                 $9.91658        $13.80471             551
   01/01/2014 to 12/31/2014                                $13.80471        $14.32185             496

                                                                                      Number of
                                                  Accumulation     Accumulation      Accumulation
                                                  Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                   Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
   07/30/2007* to 12/31/2007                        $10.09716         $9.89351               0
   01/01/2008 to 12/31/2008                          $9.89351         $6.35771               0
   01/01/2009 to 12/31/2009                          $6.35771         $8.41645             191
   01/01/2010 to 12/31/2010                          $8.41645        $11.35082             191
   01/01/2011 to 12/31/2011                         $11.35082        $11.11182             191
   01/01/2012 to 12/31/2012                         $11.11182        $12.32277             190
   01/01/2013 to 12/31/2013                         $12.32277        $16.46753             190
   01/01/2014 to 12/31/2014                         $16.46753        $16.90193               0
-----------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
   07/30/2007* to 12/31/2007                        $10.09329         $9.47580              28
   01/01/2008 to 12/31/2008                          $9.47580         $6.58410           1,169
   01/01/2009 to 12/31/2009                          $6.58410         $8.26672           1,540
   01/01/2010 to 12/31/2010                          $8.26672        $10.29705           1,474
   01/01/2011 to 12/31/2011                         $10.29705         $9.57165           1,392
   01/01/2012 to 12/31/2012                          $9.57165        $11.18104           1,363
   01/01/2013 to 12/31/2013                         $11.18104        $15.18798           1,337
   01/01/2014 to 12/31/2014                         $15.18798        $15.80608           1,313
-----------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
   07/30/2007* to 12/31/2007                        $10.07029        $10.22655          30,036
   01/01/2008 to 12/31/2008                         $10.22655         $7.48722         111,624
   01/01/2009 to 12/31/2009                          $7.48722         $9.18879         176,350
   01/01/2010 to 12/31/2010                          $9.18879        $10.13205         163,838
   01/01/2011 to 12/31/2011                         $10.13205        $10.21547         149,045
   01/01/2012 to 12/31/2012                         $10.21547        $11.46208         158,076
   01/01/2013 to 12/31/2013                         $11.46208        $13.23904         151,830
   01/01/2014 to 12/31/2014                         $13.23904        $13.85793         148,331
-----------------------------------------------------------------------------------------------------
AST T. Rowe Price Equity Income Portfolio
   07/30/2007* to 12/31/2007                        $10.09139         $9.50749           1,002
   01/01/2008 to 12/31/2008                          $9.50749         $5.46249           3,498
   01/01/2009 to 12/31/2009                          $5.46249         $6.68552           3,341
   01/01/2010 to 12/31/2010                          $6.68552         $7.48479           1,464
   01/01/2011 to 12/31/2011                          $7.48479         $7.27835           1,296
   01/01/2012 to 12/31/2012                          $7.27835         $8.43670           1,235
   01/01/2013 to 12/31/2013                          $8.43670        $10.81661             947
   01/01/2014 to 12/31/2014                         $10.81661        $11.49197             899
-----------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
   07/30/2007* to 12/31/2007                        $10.14586        $10.10082             823
   01/01/2008 to 12/31/2008                         $10.10082         $5.93496           1,436
   01/01/2009 to 12/31/2009                          $5.93496         $8.99883           1,436
   01/01/2010 to 12/31/2010                          $8.99883        $10.30298           1,435
   01/01/2011 to 12/31/2011                         $10.30298        $10.01311           1,434
   01/01/2012 to 12/31/2012                         $10.01311        $11.63958           1,433
   01/01/2013 to 12/31/2013                         $11.63958        $16.57323             994
   01/01/2014 to 12/31/2014                         $16.57323        $17.75194             994
-----------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
   07/30/2007* to 12/31/2007                        $10.18083        $11.66699             467
   01/01/2008 to 12/31/2008                         $11.66699         $5.76870           3,906
   01/01/2009 to 12/31/2009                          $5.76870         $8.51760           4,484
   01/01/2010 to 12/31/2010                          $8.51760        $10.14301           3,581
   01/01/2011 to 12/31/2011                         $10.14301         $8.53176           4,502
   01/01/2012 to 12/31/2012                          $8.53176         $8.73957           4,335
   01/01/2013 to 12/31/2013                          $8.73957         $9.96898           4,078
   01/01/2014 to 12/31/2014                          $9.96898         $9.03158           2,504

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST Templeton Global Bond Portfolio
   07/30/2007* to 12/31/2007                                $10.00748        $10.63509             419
   01/01/2008 to 12/31/2008                                 $10.63509        $10.25810           2,929
   01/01/2009 to 12/31/2009                                 $10.25810        $11.36994           4,117
   01/01/2010 to 12/31/2010                                 $11.36994        $11.88615           2,675
   01/01/2011 to 12/31/2011                                 $11.88615        $12.23551           2,592
   01/01/2012 to 12/31/2012                                 $12.23551        $12.72824           2,807
   01/01/2013 to 12/31/2013                                 $12.72824        $12.11104           2,750
   01/01/2014 to 12/31/2014                                 $12.11104        $12.03972           2,572
-------------------------------------------------------------------------------------------------------------
AST Wellington Management Hedged Equity Portfolio
   07/30/2007* to 12/31/2007                                $10.13064        $10.38219               0
   01/01/2008 to 12/31/2008                                 $10.38219         $5.91956               0
   01/01/2009 to 12/31/2009                                  $5.91956         $7.51604               0
   01/01/2010 to 12/31/2010                                  $7.51604         $8.51798               0
   01/01/2011 to 12/31/2011                                  $8.51798         $8.13010               0
   01/01/2012 to 12/31/2012                                  $8.13010         $8.92215               0
   01/01/2013 to 12/31/2013                                  $8.92215        $10.62914               0
   01/01/2014 to 12/31/2014                                 $10.62914        $11.08653               0
-------------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
   11/19/2007* to 12/31/2007                                 $9.99906         $9.98594               0
   01/01/2008 to 12/31/2008                                  $9.98594         $9.35793               0
   01/01/2009 to 12/31/2009                                  $9.35793        $10.32733               0
   01/01/2010 to 12/31/2010                                 $10.32733        $11.00593               0
   01/01/2011 to 12/31/2011                                 $11.00593        $11.53627               0
   01/01/2012 to 12/31/2012                                 $11.53627        $12.30053               0
   01/01/2013 to 12/31/2013                                 $12.30053        $11.97892               0
   01/01/2014 to 12/31/2014                                 $11.97892        $12.69488               0
-------------------------------------------------------------------------------------------------------------
AST Western Asset Emerging Markets Debt Portfolio
   08/20/2012* to 12/31/2012                                 $9.99906        $10.40561               0
   01/01/2013 to 12/31/2013                                 $10.40561         $9.45035               0
   01/01/2014 to 12/31/2014                                  $9.45035         $9.46925               0
-------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
   05/01/2008* to 12/31/2008                                $10.07825         $6.66607         126,633
   01/01/2009 to 12/31/2009                                  $6.66607         $8.57152         173,117
   01/01/2010 to 12/31/2010                                  $8.57152         $9.34169         166,531
   01/01/2011 to 12/31/2011                                  $9.34169         $9.08118         118,585
   01/01/2012 to 09/21/2012                                  $9.08118        $10.21231               0

 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES
                        Allstate Life Insurance Company
                                   Prospectus

 ACCUMULATION UNIT VALUES: With TrueAccumulation HD 60 bps and Combo 5%/HAV 80
                                  bps (2.55%)

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
   05/01/2009 to 12/31/2009                              $10.02456        $12.18109            0
   01/01/2010 to 12/31/2010                              $12.18109        $13.29895            0
   01/01/2011 to 12/31/2011                              $13.29895        $12.62351            0
   01/01/2012 to 12/31/2012                              $12.62351        $13.85549            0
   01/01/2013 to 12/31/2013                              $13.85549        $14.85800            0
   01/01/2014 to 12/31/2014                              $14.85800        $15.04118            0

                                                                                       Number of
                                                   Accumulation     Accumulation      Accumulation
                                                   Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                    Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
   05/01/2009 to 12/31/2009                          $10.03690        $12.37747            0
   01/01/2010 to 12/31/2010                          $12.37747        $13.72360            0
   01/01/2011 to 12/31/2011                          $13.72360        $13.39736            0
   01/01/2012 to 12/31/2012                          $13.39736        $14.84636            0
   01/01/2013 to 12/31/2013                          $14.84636        $16.87354            0
   01/01/2014 to 12/31/2014                          $16.87354        $17.45835            0
------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
   05/01/2009 to 12/31/2009                          $10.07556        $12.42541            0
   01/01/2010 to 12/31/2010                          $12.42541        $13.79371            0
   01/01/2011 to 12/31/2011                          $13.79371        $13.93111            0
   01/01/2012 to 05/04/2012                          $13.93111        $15.09235            0
------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
   05/01/2009 to 12/31/2009                          $10.02338        $12.00642            0
   01/01/2010 to 12/31/2010                          $12.00642        $13.14918            0
   01/01/2011 to 12/31/2011                          $13.14918        $12.66644            0
   01/01/2012 to 12/31/2012                          $12.66644        $13.89127            0
   01/01/2013 to 12/31/2013                          $13.89127        $15.93577            0
   01/01/2014 to 12/31/2014                          $15.93577        $16.55237            0
------------------------------------------------------------------------------------------------------
AST BlackRock Global Strategies Portfolio
   05/02/2011* to 12/31/2011                          $9.99793         $9.11424            0
   01/01/2012 to 12/31/2012                           $9.11424         $9.94401            0
   01/01/2013 to 12/31/2013                           $9.94401        $10.74875            0
   01/01/2014 to 12/31/2014                          $10.74875        $10.99415            0
------------------------------------------------------------------------------------------------------
AST BlackRock iShares ETF Portfolio
   04/29/2013* to 12/31/2013                          $9.99793        $10.43896            0
   01/01/2014 to 12/31/2014                          $10.43896        $10.54322            0
------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2016
   05/01/2009 to 12/31/2009                           $9.93808         $9.58121            0
   01/01/2010 to 12/31/2010                           $9.58121        $10.33077            0
   01/01/2011 to 12/31/2011                          $10.33077        $11.04501            0
   01/01/2012 to 12/31/2012                          $11.04501        $11.21801            0
   01/01/2013 to 12/31/2013                          $11.21801        $10.86338            0
   01/01/2014 to 12/31/2014                          $10.86338        $10.64173            0
------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2018
   05/01/2009 to 12/31/2009                           $9.92252         $9.64707            0
   01/01/2010 to 12/31/2010                           $9.64707        $10.45909            0
   01/01/2011 to 12/31/2011                          $10.45909        $11.58410            0
   01/01/2012 to 12/31/2012                          $11.58410        $11.94078            0
   01/01/2013 to 12/31/2013                          $11.94078        $11.27742            0
   01/01/2014 to 12/31/2014                          $11.27742        $11.28937            0
------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2019
   05/01/2009 to 12/31/2009                           $9.90529         $9.54816            0
   01/01/2010 to 12/31/2010                           $9.54816        $10.36817            0
   01/01/2011 to 12/31/2011                          $10.36817        $11.72540            0
   01/01/2012 to 12/31/2012                          $11.72540        $12.10285            0
   01/01/2013 to 12/31/2013                          $12.10285        $11.23125            0
   01/01/2014 to 12/31/2014                          $11.23125        $11.41854            0
------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2020
   05/01/2009 to 12/31/2009                           $9.88401         $9.22399            0
   01/01/2010 to 12/31/2010                           $9.22399        $10.05966            0
   01/01/2011 to 12/31/2011                          $10.05966        $11.64163            0
   01/01/2012 to 12/31/2012                          $11.64163        $12.06861            0
   01/01/2013 to 12/31/2013                          $12.06861        $11.00122            0
   01/01/2014 to 12/31/2014                          $11.00122        $11.38792            0

                                                                                            Number of
                                                        Accumulation     Accumulation      Accumulation
                                                        Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                         Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2021
   01/04/2010* to 12/31/2010                               $9.99724        $10.93095            0
   01/01/2011 to 12/31/2011                               $10.93095        $12.82319            0
   01/01/2012 to 12/31/2012                               $12.82319        $13.35281            0
   01/01/2013 to 12/31/2013                               $13.35281        $12.10869            0
   01/01/2014 to 12/31/2014                               $12.10869        $12.71409            0
-----------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2022
   01/03/2011* to 12/31/2011                               $9.99793        $11.93636            0
   01/01/2012 to 12/31/2012                               $11.93636        $12.31925            0
   01/01/2013 to 12/31/2013                               $12.31925        $10.84174            0
   01/01/2014 to 12/31/2014                               $10.84174        $11.66793            0
-----------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2023
   01/03/2012* to 12/31/2012                               $9.99724        $10.32566            0
   01/01/2013 to 12/31/2013                               $10.32566         $9.04156            0
   01/01/2014 to 12/31/2014                                $9.04156         $9.92902            0
-----------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2024
   01/02/2013* to 12/31/2013                               $9.99862         $8.68795            0
   01/01/2014 to 12/31/2014                                $8.68795         $9.70778            0
-----------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2025
   01/02/2014* to 12/31/2014                               $9.99862        $11.22351            0
-----------------------------------------------------------------------------------------------------------
AST Boston Partners Large-Cap Value Portfolio
formerly, AST Jennison Large-Cap Value Portfolio
   11/16/2009* to 12/31/2009                              $10.14470        $10.28882            0
   01/01/2010 to 12/31/2010                               $10.28882        $11.40962            0
   01/01/2011 to 12/31/2011                               $11.40962        $10.47259            0
   01/01/2012 to 12/31/2012                               $10.47259        $11.56273            0
   01/01/2013 to 12/31/2013                               $11.56273        $14.81856            0
   01/01/2014 to 12/31/2014                               $14.81856        $15.93286            0
-----------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
   05/01/2009 to 12/31/2009                               $10.03868        $12.27446            0
   01/01/2010 to 12/31/2010                               $12.27446        $13.56977            0
   01/01/2011 to 12/31/2011                               $13.56977        $12.91120            0
   01/01/2012 to 12/31/2012                               $12.91120        $14.31678            0
   01/01/2013 to 12/31/2013                               $14.31678        $17.12652            0
   01/01/2014 to 12/31/2014                               $17.12652        $17.86821            0
-----------------------------------------------------------------------------------------------------------
AST ClearBridge Dividend Growth Portfolio
   02/25/2013* to 12/31/2013                               $9.99793        $11.57780            0
   01/01/2014 to 12/31/2014                               $11.57780        $12.82595            0
-----------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
   05/01/2009 to 12/31/2009                                $9.61469        $14.46969            0
   01/01/2010 to 12/31/2010                               $14.46969        $18.15795            0
   01/01/2011 to 12/31/2011                               $18.15795        $18.87343            0
   01/01/2012 to 12/31/2012                               $18.87343        $21.22719            0
   01/01/2013 to 12/31/2013                               $21.22719        $21.34713            0
   01/01/2014 to 12/31/2014                               $21.34713        $27.25074            0
-----------------------------------------------------------------------------------------------------------
AST Defensive Asset Allocation Portfolio
   04/29/2013* to 12/31/2013                               $9.99793         $9.63277            0
   01/01/2014 to 12/31/2014                                $9.63277         $9.87214            0
-----------------------------------------------------------------------------------------------------------
AST FI Pyramis Quantitative Portfolio
formerly, AST First Trust Balanced Target Portfolio
   05/01/2009 to 12/31/2009                               $10.01305        $12.26126            0
   01/01/2010 to 12/31/2010                               $12.26126        $13.67333            0
   01/01/2011 to 12/31/2011                               $13.67333        $13.13274            0
   01/01/2012 to 12/31/2012                               $13.13274        $14.16699            0
   01/01/2013 to 12/31/2013                               $14.16699        $15.85335            0
   01/01/2014 to 12/31/2014                               $15.85335        $15.94565            0

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST FI Pyramis(R) Asset Allocation Portfolio
   05/01/2009 to 12/31/2009                                      $10.02678        $11.93627            0
   01/01/2010 to 12/31/2010                                      $11.93627        $13.18992            0
   01/01/2011 to 12/31/2011                                      $13.18992        $12.54407            0
   01/01/2012 to 12/31/2012                                      $12.54407        $13.89894            0
   01/01/2013 to 12/31/2013                                      $13.89894        $16.15830            0
   01/01/2014 to 12/31/2014                                      $16.15830        $16.65689            0
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Allocation Portfolio
   04/30/2012* to 12/31/2012                                      $9.99793        $10.68587            0
   01/01/2013 to 12/31/2013                                      $10.68587        $12.96978            0
   01/01/2014 to 12/31/2014                                      $12.96978        $13.04863            0
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Plus Portfolio
   04/29/2013* to 12/31/2013                                      $9.99793        $10.75344            0
   01/01/2014 to 12/31/2014                                      $10.75344        $10.75404            0
------------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
   05/01/2009 to 12/31/2009                                       $9.85931        $13.89520            0
   01/01/2010 to 12/31/2010                                      $13.89520        $16.28633            0
   01/01/2011 to 12/31/2011                                      $16.28633        $15.08104            0
   01/01/2012 to 12/31/2012                                      $15.08104        $18.64642            0
   01/01/2013 to 12/31/2013                                      $18.64642        $18.97250            0
   01/01/2014 to 12/31/2014                                      $18.97250        $21.07590            0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
   05/01/2009 to 12/31/2009                                      $10.04650        $12.80244            0
   01/01/2010 to 12/31/2010                                      $12.80244        $13.76804            0
   01/01/2011 to 12/31/2011                                      $13.76804        $12.89430            0
   01/01/2012 to 12/31/2012                                      $12.89430        $15.05770            0
   01/01/2013 to 12/31/2013                                      $15.05770        $19.04945            0
   01/01/2014 to 02/07/2014                                      $19.04945        $18.72351            0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Large-Cap Value Portfolio
   05/01/2009 to 12/31/2009                                      $10.12452        $12.16923            0
   01/01/2010 to 12/31/2010                                      $12.16923        $13.39542            0
   01/01/2011 to 12/31/2011                                      $13.39542        $12.34140            0
   01/01/2012 to 12/31/2012                                      $12.34140        $14.40021            0
   01/01/2013 to 12/31/2013                                      $14.40021        $18.75168            0
   01/01/2014 to 12/31/2014                                      $18.75168        $20.68595            0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
   05/01/2009 to 12/31/2009                                      $10.05955        $13.44579            0
   01/01/2010 to 12/31/2010                                      $13.44579        $15.71054            0
   01/01/2011 to 12/31/2011                                      $15.71054        $14.86377            0
   01/01/2012 to 12/31/2012                                      $14.86377        $17.33582            0
   01/01/2013 to 12/31/2013                                      $17.33582        $22.34593            0
   01/01/2014 to 12/31/2014                                      $22.34593        $24.30120            0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Multi-Asset Portfolio
   05/01/2009 to 12/31/2009                                      $10.02456        $11.82508            0
   01/01/2010 to 12/31/2010                                      $11.82508        $12.86791            0
   01/01/2011 to 12/31/2011                                      $12.86791        $12.48437            0
   01/01/2012 to 12/31/2012                                      $12.48437        $13.40604            0
   01/01/2013 to 12/31/2013                                      $13.40604        $14.35606            0
   01/01/2014 to 12/31/2014                                      $14.35606        $14.56416            0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
   05/01/2009 to 12/31/2009                                       $9.95308        $12.72233            0
   01/01/2010 to 12/31/2010                                      $12.72233        $15.72644            0
   01/01/2011 to 12/31/2011                                      $15.72644        $15.53511            0
   01/01/2012 to 12/31/2012                                      $15.53511        $17.52429            0
   01/01/2013 to 12/31/2013                                      $17.52429        $23.72045            0
   01/01/2014 to 12/31/2014                                      $23.72045        $24.79465            0

                                                                                          Number of
                                                      Accumulation     Accumulation      Accumulation
                                                      Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                       Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------------
AST Herndon Large-Cap Value Portfolio
   05/01/2009 to 12/31/2009                             $10.09816        $12.71996            0
   01/01/2010 to 12/31/2010                             $12.71996        $13.94659            0
   01/01/2011 to 12/31/2011                             $13.94659        $13.53296            0
   01/01/2012 to 12/31/2012                             $13.53296        $14.96384            0
   01/01/2013 to 12/31/2013                             $14.96384        $19.64422            0
   01/01/2014 to 12/31/2014                             $19.64422        $19.45339            0
---------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
   05/01/2009 to 12/31/2009                             $10.01698        $12.48013            0
   01/01/2010 to 12/31/2010                             $12.48013        $13.81219            0
   01/01/2011 to 12/31/2011                             $13.81219        $13.89619            0
   01/01/2012 to 12/31/2012                             $13.89619        $15.42958            0
   01/01/2013 to 12/31/2013                             $15.42958        $16.12563            0
   01/01/2014 to 12/31/2014                             $16.12563        $16.12621            0
---------------------------------------------------------------------------------------------------------
AST International Growth Portfolio
   05/01/2009 to 12/31/2009                             $10.14310        $13.23292            0
   01/01/2010 to 12/31/2010                             $13.23292        $14.77423            0
   01/01/2011 to 12/31/2011                             $14.77423        $12.54483            0
   01/01/2012 to 12/31/2012                             $12.54483        $14.72326            0
   01/01/2013 to 12/31/2013                             $14.72326        $17.09268            0
   01/01/2014 to 12/31/2014                             $17.09268        $15.74602            0
---------------------------------------------------------------------------------------------------------
AST International Value Portfolio
   05/01/2009 to 12/31/2009                             $10.11760        $13.06484            0
   01/01/2010 to 12/31/2010                             $13.06484        $14.15155            0
   01/01/2011 to 12/31/2011                             $14.15155        $12.06765            0
   01/01/2012 to 12/31/2012                             $12.06765        $13.72898            0
   01/01/2013 to 12/31/2013                             $13.72898        $15.99326            0
   01/01/2014 to 12/31/2014                             $15.99326        $14.54950            0
---------------------------------------------------------------------------------------------------------
AST J.P. Morgan Global Thematic Portfolio
   05/01/2009 to 12/31/2009                             $10.04092        $12.21260            0
   01/01/2010 to 12/31/2010                             $12.21260        $13.55399            0
   01/01/2011 to 12/31/2011                             $13.55399        $13.14172            0
   01/01/2012 to 12/31/2012                             $13.14172        $14.55449            0
   01/01/2013 to 12/31/2013                             $14.55449        $16.50281            0
   01/01/2014 to 12/31/2014                             $16.50281        $17.11592            0
---------------------------------------------------------------------------------------------------------
AST J.P. Morgan International Equity Portfolio
   05/01/2009 to 12/31/2009                             $10.12726        $13.54976            0
   01/01/2010 to 12/31/2010                             $13.54976        $14.15991            0
   01/01/2011 to 12/31/2011                             $14.15991        $12.54418            0
   01/01/2012 to 12/31/2012                             $12.54418        $14.91108            0
   01/01/2013 to 12/31/2013                             $14.91108        $16.77320            0
   01/01/2014 to 12/31/2014                             $16.77320        $15.31432            0
---------------------------------------------------------------------------------------------------------
AST J.P. Morgan Strategic Opportunities Portfolio
   05/01/2009 to 12/31/2009                             $10.07967        $11.63330            0
   01/01/2010 to 12/31/2010                             $11.63330        $12.17390            0
   01/01/2011 to 12/31/2011                             $12.17390        $11.89893            0
   01/01/2012 to 12/31/2012                             $11.89893        $12.84584            0
   01/01/2013 to 12/31/2013                             $12.84584        $13.90788            0
   01/01/2014 to 12/31/2014                             $13.90788        $14.30052            0
---------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Growth Portfolio
   11/16/2009* to 12/31/2009                            $10.08332        $10.27904            0
   01/01/2010 to 12/31/2010                             $10.27904        $11.15736            0
   01/01/2011 to 12/31/2011                             $11.15736        $10.95203            0
   01/01/2012 to 12/31/2012                             $10.95203        $12.30064            0
   01/01/2013 to 12/31/2013                             $12.30064        $16.37171            0
   01/01/2014 to 12/31/2014                             $16.37171        $17.48123            0

                                                                                     Number of
                                                 Accumulation     Accumulation      Accumulation
                                                 Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                  Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
   05/01/2009 to 12/31/2009                        $10.06253        $12.69646            0
   01/01/2010 to 12/31/2010                        $12.69646        $14.00962            0
   01/01/2011 to 12/31/2011                        $14.00962        $13.08967            0
   01/01/2012 to 12/31/2012                        $13.08967        $14.91841            0
   01/01/2013 to 12/31/2013                        $14.91841        $20.34571            0
   01/01/2014 to 12/31/2014                        $20.34571        $22.56626            0
----------------------------------------------------------------------------------------------------
AST Loomis Sayles Large-Cap Growth Portfolio
   05/01/2009 to 12/31/2009                        $10.00716        $12.67837            0
   01/01/2010 to 12/31/2010                        $12.67837        $14.80468            0
   01/01/2011 to 12/31/2011                        $14.80468        $14.30478            0
   01/01/2012 to 12/31/2012                        $14.30478        $15.65890            0
   01/01/2013 to 12/31/2013                        $15.65890        $20.85936            0
   01/01/2014 to 12/31/2014                        $20.85936        $22.49400            0
----------------------------------------------------------------------------------------------------
AST Lord Abbett Core Fixed Income Portfolio
   05/01/2009 to 12/31/2009                        $10.03375        $12.04927            0
   01/01/2010 to 12/31/2010                        $12.04927        $13.32542            0
   01/01/2011 to 12/31/2011                        $13.32542        $14.31591            0
   01/01/2012 to 12/31/2012                        $14.31591        $14.78653            0
   01/01/2013 to 12/31/2013                        $14.78653        $14.12992            0
   01/01/2014 to 12/31/2014                        $14.12992        $14.65838            0
----------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
   05/01/2009 to 12/31/2009                        $10.07230        $13.32699            0
   01/01/2010 to 12/31/2010                        $13.32699        $14.56080            0
   01/01/2011 to 12/31/2011                        $14.56080        $13.75390            0
   01/01/2012 to 12/31/2012                        $13.75390        $16.50591            0
   01/01/2013 to 12/31/2013                        $16.50591        $20.54275            0
   01/01/2014 to 12/31/2014                        $20.54275        $20.75828            0
----------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
   05/01/2009 to 12/31/2009                        $10.02809        $12.11670            0
   01/01/2010 to 12/31/2010                        $12.11670        $13.32566            0
   01/01/2011 to 12/31/2011                        $13.32566        $12.91710            0
   01/01/2012 to 12/31/2012                        $12.91710        $14.74676            0
   01/01/2013 to 12/31/2013                        $14.74676        $19.65793            0
   01/01/2014 to 12/31/2014                        $19.65793        $20.83789            0
----------------------------------------------------------------------------------------------------
AST MFS Large-Cap Value Portfolio
   08/20/2012* to 12/31/2012                        $9.99793        $10.16435            0
   01/01/2013 to 12/31/2013                        $10.16435        $13.33112            0
   01/01/2014 to 12/31/2014                        $13.33112        $14.32731            0
----------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
   05/01/2009 to 12/31/2009                         $9.98574        $13.19300            0
   01/01/2010 to 12/31/2010                        $13.19300        $15.90181            0
   01/01/2011 to 12/31/2011                        $15.90181        $14.97122            0
   01/01/2012 to 12/31/2012                        $14.97122        $17.28534            0
   01/01/2013 to 12/31/2013                        $17.28534        $22.31881            0
   01/01/2014 to 12/31/2014                        $22.31881        $25.02082            0
----------------------------------------------------------------------------------------------------
AST Money Market Portfolio
   05/01/2009 to 12/31/2009                         $9.99953         $9.83859            0
   01/01/2010 to 12/31/2010                         $9.83859         $9.59592            0
   01/01/2011 to 12/31/2011                         $9.59592         $9.35949            0
   01/01/2012 to 12/31/2012                         $9.35949         $9.12671            0
   01/01/2013 to 12/31/2013                         $9.12671         $8.89926            0
   01/01/2014 to 12/31/2014                         $8.89926         $8.67777            0

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
   05/01/2009 to 12/31/2009                              $10.13089        $13.67744            0
   01/01/2010 to 12/31/2010                              $13.67744        $16.46273            0
   01/01/2011 to 12/31/2011                              $16.46273        $15.65461            0
   01/01/2012 to 12/31/2012                              $15.65461        $17.87853            0
   01/01/2013 to 12/31/2013                              $17.87853        $24.75705            0
   01/01/2014 to 12/31/2014                              $24.75705        $27.58075            0
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Core Bond Portfolio
   10/31/2011* to 12/31/2011                             $10.02784        $10.05583            0
   01/01/2012 to 12/31/2012                              $10.05583        $10.28273            0
   01/01/2013 to 12/31/2013                              $10.28273         $9.74259            0
   01/01/2014 to 12/31/2014                               $9.74259         $9.98923            0
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
   05/01/2009 to 12/31/2009                               $9.97665        $12.32787            0
   01/01/2010 to 12/31/2010                              $12.32787        $15.46823            0
   01/01/2011 to 12/31/2011                              $15.46823        $15.33808            0
   01/01/2012 to 12/31/2012                              $15.33808        $16.80742            0
   01/01/2013 to 12/31/2013                              $16.80742        $21.73363            0
   01/01/2014 to 12/31/2014                              $21.73363        $22.87490            0
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
   05/01/2009 to 12/31/2009                               $9.93448        $12.03170            0
   01/01/2010 to 12/31/2010                              $12.03170        $14.11014            0
   01/01/2011 to 04/29/2011                              $14.11014        $15.78252            0
----------------------------------------------------------------------------------------------------------
AST New Discovery Asset Allocation Portfolio
   04/30/2012* to 12/31/2012                              $9.99793        $10.26386            0
   01/01/2013 to 12/31/2013                              $10.26386        $11.90130            0
   01/01/2014 to 12/31/2014                              $11.90130        $12.20126            0
----------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
   05/01/2009 to 12/31/2009                              $10.05425        $14.75326            0
   01/01/2010 to 12/31/2010                              $14.75326        $17.58989            0
   01/01/2011 to 12/31/2011                              $17.58989        $13.67522            0
   01/01/2012 to 12/31/2012                              $13.67522        $15.72483            0
   01/01/2013 to 12/31/2013                              $15.72483        $15.36739            0
   01/01/2014 to 12/31/2014                              $15.36739        $14.28285            0
----------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
   05/01/2009 to 12/31/2009                               $9.99043        $10.45294            0
   01/01/2010 to 12/31/2010                              $10.45294        $10.58999            0
   01/01/2011 to 12/31/2011                              $10.58999        $10.55888            0
   01/01/2012 to 12/31/2012                              $10.55888        $10.77893            0
   01/01/2013 to 12/31/2013                              $10.77893        $10.28212            0
   01/01/2014 to 12/31/2014                              $10.28212        $10.01618            0
----------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
   05/01/2009 to 12/31/2009                               $9.98230        $11.01861            0
   01/01/2010 to 12/31/2010                              $11.01861        $11.57349            0
   01/01/2011 to 12/31/2011                              $11.57349        $11.64447            0
   01/01/2012 to 12/31/2012                              $11.64447        $12.41244            0
   01/01/2013 to 12/31/2013                              $12.41244        $11.88097            0
   01/01/2014 to 12/31/2014                              $11.88097        $12.07526            0
----------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
   05/01/2009 to 12/31/2009                              $10.02086        $11.57360            0
   01/01/2010 to 12/31/2010                              $11.57360        $12.47853            0
   01/01/2011 to 12/31/2011                              $12.47853        $12.28952            0
   01/01/2012 to 12/31/2012                              $12.28952        $13.22614            0
   01/01/2013 to 12/31/2013                              $13.22614        $14.08482            0
   01/01/2014 to 12/31/2014                              $14.08482        $14.52732            0

                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST Prudential Core Bond Portfolio
   10/31/2011* to 12/31/2011                               $10.01785        $10.05573            0
   01/01/2012 to 12/31/2012                                $10.05573        $10.50208            0
   01/01/2013 to 12/31/2013                                $10.50208        $10.00371            0
   01/01/2014 to 12/31/2014                                $10.00371        $10.34588            0
------------------------------------------------------------------------------------------------------------
AST Prudential Growth Allocation Portfolio
   05/01/2009 to 12/31/2009                                 $9.98504        $12.12139            0
   01/01/2010 to 12/31/2010                                $12.12139        $14.06775            0
   01/01/2011 to 12/31/2011                                $14.06775        $12.86540            0
   01/01/2012 to 12/31/2012                                $12.86540        $14.16541            0
   01/01/2013 to 12/31/2013                                $14.16541        $16.16452            0
   01/01/2014 to 12/31/2014                                $16.16452        $17.21172            0
------------------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha Portfolio
   05/01/2009 to 12/31/2009                                $10.07703        $12.76961            0
   01/01/2010 to 12/31/2010                                $12.76961        $14.32572            0
   01/01/2011 to 12/31/2011                                $14.32572        $14.45259            0
   01/01/2012 to 12/31/2012                                $14.45259        $16.74208            0
   01/01/2013 to 12/31/2013                                $16.74208        $21.61925            0
   01/01/2014 to 12/31/2014                                $21.61925        $24.70972            0
------------------------------------------------------------------------------------------------------------
AST Quantitative Modeling Portfolio
   05/02/2011* to 12/31/2011                                $9.99793         $8.84883            0
   01/01/2012 to 12/31/2012                                 $8.84883         $9.76342            0
   01/01/2013 to 12/31/2013                                 $9.76342        $11.65267            0
   01/01/2014 to 12/31/2014                                $11.65267        $12.10100            0
------------------------------------------------------------------------------------------------------------
AST RCM World Trends Portfolio
   05/01/2009 to 12/31/2009                                $10.03974        $11.90310            0
   01/01/2010 to 12/31/2010                                $11.90310        $12.99014            0
   01/01/2011 to 12/31/2011                                $12.99014        $12.43712            0
   01/01/2012 to 12/31/2012                                $12.43712        $13.37386            0
   01/01/2013 to 12/31/2013                                $13.37386        $14.66311            0
   01/01/2014 to 12/31/2014                                $14.66311        $15.03285            0
------------------------------------------------------------------------------------------------------------
AST Schroders Global Tactical Portfolio
   05/01/2009 to 12/31/2009                                $10.05229        $12.30737            0
   01/01/2010 to 12/31/2010                                $12.30737        $13.72233            0
   01/01/2011 to 12/31/2011                                $13.72233        $13.06152            0
   01/01/2012 to 12/31/2012                                $13.06152        $14.76110            0
   01/01/2013 to 12/31/2013                                $14.76110        $16.99307            0
   01/01/2014 to 12/31/2014                                $16.99307        $17.46999            0
------------------------------------------------------------------------------------------------------------
AST Schroders Multi-Asset World Strategies Portfolio
   05/01/2009 to 12/31/2009                                $10.08069        $12.34943            0
   01/01/2010 to 12/31/2010                                $12.34943        $13.46445            0
   01/01/2011 to 12/31/2011                                $13.46445        $12.68591            0
   01/01/2012 to 12/31/2012                                $12.68591        $13.74716            0
   01/01/2013 to 12/31/2013                                $13.74716        $15.33522            0
   01/01/2014 to 12/31/2014                                $15.33522        $15.40731            0
------------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Opportunities Portfolio
formerly, AST Federated Aggressive Growth Portfolio
   05/01/2009 to 12/31/2009                                 $9.98051        $12.94608            0
   01/01/2010 to 12/31/2010                                $12.94608        $16.73243            0
   01/01/2011 to 12/31/2011                                $16.73243        $14.17694            0
   01/01/2012 to 12/31/2012                                $14.17694        $16.59821            0
   01/01/2013 to 12/31/2013                                $16.59821        $22.79042            0
   01/01/2014 to 12/31/2014                                $22.79042        $23.32087            0

                                                                                          Number of
                                                      Accumulation     Accumulation      Accumulation
                                                      Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                       Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
   05/01/2009 to 12/31/2009                             $10.00819        $13.09652            0
   01/01/2010 to 12/31/2010                             $13.09652        $17.42135            0
   01/01/2011 to 12/31/2011                             $17.42135        $16.82186            0
   01/01/2012 to 12/31/2012                             $16.82186        $18.39940            0
   01/01/2013 to 12/31/2013                             $18.39940        $24.25206            0
   01/01/2014 to 12/31/2014                             $24.25206        $24.55127            0
---------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
   05/01/2009 to 12/31/2009                              $9.97547        $12.90432            0
   01/01/2010 to 12/31/2010                             $12.90432        $15.85412            0
   01/01/2011 to 12/31/2011                             $15.85412        $14.53584            0
   01/01/2012 to 12/31/2012                             $14.53584        $16.74719            0
   01/01/2013 to 12/31/2013                             $16.74719        $22.43816            0
   01/01/2014 to 12/31/2014                             $22.43816        $23.03207            0
---------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
   05/01/2009 to 12/31/2009                             $10.03822        $12.11086            0
   01/01/2010 to 12/31/2010                             $12.11086        $13.17158            0
   01/01/2011 to 12/31/2011                             $13.17158        $13.09896            0
   01/01/2012 to 12/31/2012                             $13.09896        $14.49605            0
   01/01/2013 to 12/31/2013                             $14.49605        $16.51450            0
   01/01/2014 to 12/31/2014                             $16.51450        $17.05014            0
---------------------------------------------------------------------------------------------------------
AST T. Rowe Price Equity Income Portfolio
   05/01/2009 to 12/31/2009                             $10.09998        $12.86680            0
   01/01/2010 to 12/31/2010                             $12.86680        $14.20812            0
   01/01/2011 to 12/31/2011                             $14.20812        $13.62777            0
   01/01/2012 to 12/31/2012                             $13.62777        $15.58009            0
   01/01/2013 to 12/31/2013                             $15.58009        $19.70204            0
   01/01/2014 to 12/31/2014                             $19.70204        $20.64603            0
---------------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
   05/01/2009 to 12/31/2009                              $9.98682        $13.12242            0
   01/01/2010 to 12/31/2010                             $13.12242        $14.81893            0
   01/01/2011 to 12/31/2011                             $14.81893        $14.20547            0
   01/01/2012 to 12/31/2012                             $14.20547        $16.28666            0
   01/01/2013 to 12/31/2013                             $16.28666        $22.87326            0
   01/01/2014 to 12/31/2014                             $22.87326        $24.16500            0
---------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
   05/01/2009 to 12/31/2009                             $10.30092        $13.71525            0
   01/01/2010 to 12/31/2010                             $13.71525        $16.10944            0
   01/01/2011 to 12/31/2011                             $16.10944        $13.36518            0
   01/01/2012 to 12/31/2012                             $13.36518        $13.50309            0
   01/01/2013 to 12/31/2013                             $13.50309        $15.19208            0
   01/01/2014 to 12/31/2014                             $15.19208        $13.57502            0
---------------------------------------------------------------------------------------------------------
AST Templeton Global Bond Portfolio
   05/01/2009 to 12/31/2009                             $10.01723        $11.07285            0
   01/01/2010 to 12/31/2010                             $11.07285        $11.41726            0
   01/01/2011 to 12/31/2011                             $11.41726        $11.59254            0
   01/01/2012 to 12/31/2012                             $11.59254        $11.89407            0
   01/01/2013 to 12/31/2013                             $11.89407        $11.16253            0
   01/01/2014 to 12/31/2014                             $11.16253        $10.94513            0
---------------------------------------------------------------------------------------------------------
AST Wellington Management Hedged Equity Portfolio
   05/01/2009 to 12/31/2009                             $10.06161        $12.72650            0
   01/01/2010 to 12/31/2010                             $12.72650        $14.22613            0
   01/01/2011 to 12/31/2011                             $14.22613        $13.39305            0
   01/01/2012 to 12/31/2012                             $13.39305        $14.49648            0
   01/01/2013 to 12/31/2013                             $14.49648        $17.03372            0
   01/01/2014 to 12/31/2014                             $17.03372        $17.52385            0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
   05/01/2009 to 12/31/2009                                  $9.98898        $10.72608            0
   01/01/2010 to 12/31/2010                                 $10.72608        $11.27458            0
   01/01/2011 to 12/31/2011                                 $11.27458        $11.65670            0
   01/01/2012 to 12/31/2012                                 $11.65670        $12.25854            0
   01/01/2013 to 12/31/2013                                 $12.25854        $11.77472            0
   01/01/2014 to 12/31/2014                                 $11.77472        $12.30785            0
-------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
   05/01/2009 to 12/31/2009                                 $10.07048        $12.78861            0
   01/01/2010 to 12/31/2010                                 $12.78861        $13.74728            0
   01/01/2011 to 12/31/2011                                 $13.74728        $13.18152            0
   01/01/2012 to 09/21/2012                                 $13.18152        $14.67587            0

 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES
                        Allstate Life Insurance Company
                                   Prospectus

           ACCUMULATION UNIT VALUES: Basic Death Benefit Only (1.50%)

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
   07/30/2007* to 12/31/2007                             $10.09320        $10.44139          36,239
   01/01/2008 to 12/31/2008                              $10.44139         $7.01262         193,673
   01/01/2009 to 12/31/2009                               $7.01262         $8.59177         187,189
   01/01/2010 to 12/31/2010                               $8.59177         $9.47734         186,399
   01/01/2011 to 12/31/2011                               $9.47734         $9.08903         147,297
   01/01/2012 to 12/31/2012                               $9.08903        $10.07962         153,876
   01/01/2013 to 12/31/2013                              $10.07962        $10.92096         148,083
   01/01/2014 to 12/31/2014                              $10.92096        $11.17019         135,662
----------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
   07/30/2007* to 12/31/2007                             $10.11485        $10.49227               0
   01/01/2008 to 12/31/2008                              $10.49227         $7.25618          48,593
   01/01/2009 to 12/31/2009                               $7.25618         $9.02187          87,449
   01/01/2010 to 12/31/2010                               $9.02187        $10.10658          89,278
   01/01/2011 to 12/31/2011                              $10.10658         $9.96839          71,572
   01/01/2012 to 12/31/2012                               $9.96839        $11.16110          81,883
   01/01/2013 to 12/31/2013                              $11.16110        $12.81651          61,531
   01/01/2014 to 12/31/2014                              $12.81651        $13.39806          58,386
----------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
   07/30/2007* to 12/31/2007                             $10.06626         $9.56632               0
   01/01/2008 to 12/31/2008                               $9.56632         $6.15018           1,808
   01/01/2009 to 12/31/2009                               $6.15018         $7.13610           1,181
   01/01/2010 to 12/31/2010                               $7.13610         $8.00389             400
   01/01/2011 to 12/31/2011                               $8.00389         $8.16726             604
   01/01/2012 to 05/04/2012                               $8.16726         $8.87947               0
----------------------------------------------------------------------------------------------------------
AST AQR Emerging Markets Equity Portfolio
   02/25/2013* to 12/31/2013                              $9.99877        $10.11033               0
   01/01/2014 to 12/31/2014                              $10.11033         $9.64936               0
----------------------------------------------------------------------------------------------------------
AST AQR Large-Cap Portfolio
   04/29/2013* to 12/31/2013                              $9.99877        $11.65095               0
   01/01/2014 to 12/31/2014                              $11.65095        $12.99022               0

                                                                                         Number of
                                                     Accumulation     Accumulation      Accumulation
                                                     Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                      Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
   07/30/2007* to 12/31/2007                           $10.07697        $10.45195           7,133
   01/01/2008 to 12/31/2008                            $10.45195         $7.34190         195,581
   01/01/2009 to 12/31/2009                             $7.34190         $8.91844         262,922
   01/01/2010 to 12/31/2010                             $8.91844         $9.86838         265,893
   01/01/2011 to 12/31/2011                             $9.86838         $9.60432         219,493
   01/01/2012 to 12/31/2012                             $9.60432        $10.64244         200,410
   01/01/2013 to 12/31/2013                            $10.64244        $12.33540         158,018
   01/01/2014 to 12/31/2014                            $12.33540        $12.94545         150,497
--------------------------------------------------------------------------------------------------------
AST BlackRock Global Strategies Portfolio
   05/02/2011* to 12/31/2011                            $9.99877         $9.17759               0
   01/01/2012 to 12/31/2012                             $9.17759        $10.11726               0
   01/01/2013 to 12/31/2013                            $10.11726        $11.04930               0
   01/01/2014 to 12/31/2014                            $11.04930        $11.41868               0
--------------------------------------------------------------------------------------------------------
AST BlackRock iShares ETF Portfolio
   04/29/2013* to 12/31/2013                            $9.99877        $10.51256               0
   01/01/2014 to 12/31/2014                            $10.51256        $10.72754               0
--------------------------------------------------------------------------------------------------------
AST Boston Partners Large-Cap Value Portfolio
formerly, AST Jennison Large-Cap Value Portfolio
   11/16/2009* to 12/31/2009                           $10.14555        $10.30271               0
   01/01/2010 to 12/31/2010                            $10.30271        $11.54334               0
   01/01/2011 to 12/31/2011                            $11.54334        $10.70495               0
   01/01/2012 to 12/31/2012                            $10.70495        $11.94203               0
   01/01/2013 to 12/31/2013                            $11.94203        $15.46305               0
   01/01/2014 to 12/31/2014                            $15.46305        $16.79810               0
--------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
   07/30/2007* to 12/31/2007                           $10.11632        $10.42695           3,868
   01/01/2008 to 12/31/2008                            $10.42695         $6.68349          69,913
   01/01/2009 to 12/31/2009                             $6.68349         $8.25251          73,436
   01/01/2010 to 12/31/2010                             $8.25251         $9.21780          86,935
   01/01/2011 to 12/31/2011                             $9.21780         $8.86123          68,751
   01/01/2012 to 12/31/2012                             $8.86123         $9.92793         162,870
   01/01/2013 to 12/31/2013                             $9.92793        $11.99941         138,546
   01/01/2014 to 12/31/2014                            $11.99941        $12.64870         104,956
--------------------------------------------------------------------------------------------------------
AST ClearBridge Dividend Growth Portfolio
   02/25/2013* to 12/31/2013                            $9.99877        $11.68020               0
   01/01/2014 to 12/31/2014                            $11.68020        $13.07348               0
--------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
   07/30/2007* to 12/31/2007                           $10.10606         $9.37462               0
   01/01/2008 to 12/31/2008                             $9.37462         $5.99858               0
   01/01/2009 to 12/31/2009                             $5.99858         $7.79678              74
   01/01/2010 to 12/31/2010                             $7.79678         $9.88521              41
   01/01/2011 to 12/31/2011                             $9.88521        $10.38099              29
   01/01/2012 to 12/31/2012                            $10.38099        $11.79684              27
   01/01/2013 to 12/31/2013                            $11.79684        $11.98644              11
   01/01/2014 to 12/31/2014                            $11.98644        $15.45969              28
--------------------------------------------------------------------------------------------------------
AST DeAm Small-Cap Value Portfolio
   07/30/2007* to 12/31/2007                           $10.12750         $8.84127               0
   01/01/2008 to 07/18/2008                             $8.84127         $8.10838               0
--------------------------------------------------------------------------------------------------------
AST Defensive Asset Allocation Portfolio
   04/29/2013* to 12/31/2013                            $9.99877         $9.70082               0
   01/01/2014 to 12/31/2014                             $9.70082        $10.04488               0

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST FI Pyramis Quantitative Portfolio
formerly, AST First Trust Balanced Target Portfolio
   07/30/2007* to 12/31/2007                                     $10.08903        $10.43602           5,925
   01/01/2008 to 12/31/2008                                      $10.43602         $6.73586          50,335
   01/01/2009 to 12/31/2009                                       $6.73586         $8.21894         104,418
   01/01/2010 to 12/31/2010                                       $8.21894         $9.26045         118,477
   01/01/2011 to 12/31/2011                                       $9.26045         $8.98642          84,603
   01/01/2012 to 12/31/2012                                       $8.98642         $9.79475          80,367
   01/01/2013 to 12/31/2013                                       $9.79475        $11.07416          42,102
   01/01/2014 to 12/31/2014                                      $11.07416        $11.25413          46,918
------------------------------------------------------------------------------------------------------------------
AST FI Pyramis(R) Asset Allocation Portfolio
   05/01/2008* to 12/31/2008                                     $10.10365         $7.51558           3,810
   01/01/2009 to 12/31/2009                                       $7.51558         $8.97636           1,235
   01/01/2010 to 12/31/2010                                       $8.97636        $10.02176             614
   01/01/2011 to 12/31/2011                                      $10.02176         $9.62956             615
   01/01/2012 to 12/31/2012                                       $9.62956        $10.78055             604
   01/01/2013 to 12/31/2013                                      $10.78055        $12.66280             201
   01/01/2014 to 12/31/2014                                      $12.66280        $13.18878             596
------------------------------------------------------------------------------------------------------------------
AST Focus Four Plus Portfolio
   07/21/2008* to 12/31/2008                                      $9.99878         $7.47904               0
   01/01/2009 to 11/13/2009                                       $7.47904         $8.37746               0
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Allocation Portfolio
   04/30/2012* to 12/31/2012                                      $9.99878        $10.76072          34,671
   01/01/2013 to 12/31/2013                                      $10.76072        $13.19587          18,923
   01/01/2014 to 12/31/2014                                      $13.19587        $13.41371          17,851
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Plus Portfolio
   04/29/2013* to 12/31/2013                                      $9.99877        $10.82936               0
   01/01/2014 to 12/31/2014                                      $10.82936        $10.94215               0
------------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
   07/21/2008* to 12/31/2008                                     $10.17546         $6.11840               0
   01/01/2009 to 12/31/2009                                       $6.11840         $8.14369               0
   01/01/2010 to 12/31/2010                                       $8.14369         $9.64393               0
   01/01/2011 to 12/31/2011                                       $9.64393         $9.02266               0
   01/01/2012 to 12/31/2012                                       $9.02266        $11.27157               0
   01/01/2013 to 12/31/2013                                      $11.27157        $11.58747               0
   01/01/2014 to 12/31/2014                                      $11.58747        $13.00544               0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
   07/30/2007* to 12/31/2007                                     $10.13427        $10.41858             158
   01/01/2008 to 12/31/2008                                      $10.41858         $6.13100           1,573
   01/01/2009 to 12/31/2009                                       $6.13100         $9.02402           1,253
   01/01/2010 to 12/31/2010                                       $9.02402         $9.80506           1,362
   01/01/2011 to 12/31/2011                                       $9.80506         $9.27777           1,884
   01/01/2012 to 12/31/2012                                       $9.27777        $10.94675             843
   01/01/2013 to 12/31/2013                                      $10.94675        $13.99201             814
   01/01/2014 to 02/07/2014                                      $13.99201        $13.76745               0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Large-Cap Value Portfolio
   07/30/2007* to 12/31/2007                                     $10.07378        $10.21505             240
   01/01/2008 to 12/31/2008                                      $10.21505         $5.96882           1,865
   01/01/2009 to 12/31/2009                                       $5.96882         $7.00895           1,864
   01/01/2010 to 12/31/2010                                       $7.00895         $7.79506           1,863
   01/01/2011 to 12/31/2011                                       $7.79506         $7.25601           1,862
   01/01/2012 to 12/31/2012                                       $7.25601         $8.55437             235
   01/01/2013 to 12/31/2013                                       $8.55437        $11.25466             234
   01/01/2014 to 12/31/2014                                      $11.25466        $12.54426             234

                                                                                    Number of
                                                Accumulation     Accumulation      Accumulation
                                                Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                 Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
   07/30/2007* to 12/31/2007                      $10.12422        $10.43475             156
   01/01/2008 to 12/31/2008                       $10.43475         $6.08671           1,963
   01/01/2009 to 12/31/2009                        $6.08671         $9.42044           1,541
   01/01/2010 to 12/31/2010                        $9.42044        $11.12114           1,540
   01/01/2011 to 12/31/2011                       $11.12114        $10.63058           1,539
   01/01/2012 to 12/31/2012                       $10.63058        $12.52721             509
   01/01/2013 to 12/31/2013                       $12.52721        $16.31485             509
   01/01/2014 to 12/31/2014                       $16.31485        $17.92625             496
---------------------------------------------------------------------------------------------------
AST Goldman Sachs Multi-Asset Portfolio
   05/01/2008* to 12/31/2008                      $10.08932         $7.62472          17,788
   01/01/2009 to 12/31/2009                        $7.62472         $9.26843          25,884
   01/01/2010 to 12/31/2010                        $9.26843        $10.19024          25,837
   01/01/2011 to 12/31/2011                       $10.19024         $9.98865          20,411
   01/01/2012 to 12/31/2012                        $9.98865        $10.83739          22,745
   01/01/2013 to 12/31/2013                       $10.83739        $11.72552          21,784
   01/01/2014 to 12/31/2014                       $11.72552        $12.01882          17,962
---------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
   07/21/2008* to 12/31/2008                      $10.03366         $7.64560               0
   01/01/2009 to 12/31/2009                        $7.64560         $9.55478               0
   01/01/2010 to 12/31/2010                        $9.55478        $11.93314               0
   01/01/2011 to 12/31/2011                       $11.93314        $11.90982               0
   01/01/2012 to 12/31/2012                       $11.90982        $13.57433               0
   01/01/2013 to 12/31/2013                       $13.57433        $18.56396               0
   01/01/2014 to 12/31/2014                       $18.56396        $19.60572               0
---------------------------------------------------------------------------------------------------
AST Herndon Large-Cap Value Portfolio
   07/30/2007* to 12/31/2007                      $10.07803         $9.82154               0
   01/01/2008 to 12/31/2008                        $9.82154         $6.06690               0
   01/01/2009 to 12/31/2009                        $6.06690         $7.06845             139
   01/01/2010 to 12/31/2010                        $7.06845         $7.83029             104
   01/01/2011 to 12/31/2011                        $7.83029         $7.67662              78
   01/01/2012 to 12/31/2012                        $7.67662         $8.57635              80
   01/01/2013 to 12/31/2013                        $8.57635        $11.37535              26
   01/01/2014 to 12/31/2014                       $11.37535        $11.38164              68
---------------------------------------------------------------------------------------------------
AST High Yield Portfolio
   07/30/2007* to 12/31/2007                      $10.01108        $10.53352               0
   01/01/2008 to 12/31/2008                       $10.53352         $7.72692              64
   01/01/2009 to 12/31/2009                        $7.72692        $10.31917              64
   01/01/2010 to 12/31/2010                       $10.31917        $11.53876           3,579
   01/01/2011 to 12/31/2011                       $11.53876        $11.72900             596
   01/01/2012 to 12/31/2012                       $11.72900        $13.15845           1,729
   01/01/2013 to 12/31/2013                       $13.15845        $13.89463             520
   01/01/2014 to 12/31/2014                       $13.89463        $14.03918             228
---------------------------------------------------------------------------------------------------
AST International Growth Portfolio
   07/30/2007* to 12/31/2007                      $10.24213        $11.07952               0
   01/01/2008 to 12/31/2008                       $11.07952         $5.43245           2,848
   01/01/2009 to 12/31/2009                        $5.43245         $7.24079           2,024
   01/01/2010 to 12/31/2010                        $7.24079         $8.16782             922
   01/01/2011 to 12/31/2011                        $8.16782         $7.00698           1,081
   01/01/2012 to 12/31/2012                        $7.00698         $8.30903           1,080
   01/01/2013 to 12/31/2013                        $8.30903         $9.74610             433
   01/01/2014 to 12/31/2014                        $9.74610         $9.07139             555

                                                                                          Number of
                                                      Accumulation     Accumulation      Accumulation
                                                      Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                       Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------------
AST International Value Portfolio
   07/30/2007* to 12/31/2007                            $10.18889        $10.48133             160
   01/01/2008 to 12/31/2008                             $10.48133         $5.78239           3,050
   01/01/2009 to 12/31/2009                              $5.78239         $7.43422           3,396
   01/01/2010 to 12/31/2010                              $7.43422         $8.13590           3,363
   01/01/2011 to 12/31/2011                              $8.13590         $7.00972           3,325
   01/01/2012 to 12/31/2012                              $7.00972         $8.05757           2,230
   01/01/2013 to 12/31/2013                              $8.05757         $9.48379           1,712
   01/01/2014 to 12/31/2014                              $9.48379         $8.71706           1,656
---------------------------------------------------------------------------------------------------------
AST J.P. Morgan Global Thematic Portfolio
   05/01/2008* to 12/31/2008                            $10.11184         $7.14807             828
   01/01/2009 to 12/31/2009                              $7.14807         $8.92034           1,477
   01/01/2010 to 12/31/2010                              $8.92034        $10.00264           1,591
   01/01/2011 to 12/31/2011                             $10.00264         $9.79869           1,069
   01/01/2012 to 12/31/2012                              $9.79869        $10.96477           1,165
   01/01/2013 to 12/31/2013                             $10.96477        $12.56131           1,453
   01/01/2014 to 12/31/2014                             $12.56131        $13.16311           1,408
---------------------------------------------------------------------------------------------------------
AST J.P. Morgan International Equity Portfolio
   07/30/2007* to 12/31/2007                            $10.18230        $10.35188              81
   01/01/2008 to 12/31/2008                             $10.35188         $5.97843           1,588
   01/01/2009 to 12/31/2009                              $5.97843         $8.00343           1,078
   01/01/2010 to 12/31/2010                              $8.00343         $8.45042             525
   01/01/2011 to 12/31/2011                              $8.45042         $7.56372             525
   01/01/2012 to 12/31/2012                              $7.56372         $9.08428               0
   01/01/2013 to 12/31/2013                              $9.08428        $10.32466               0
   01/01/2014 to 12/31/2014                             $10.32466         $9.52441               0
---------------------------------------------------------------------------------------------------------
AST J.P. Morgan Strategic Opportunities Portfolio
   07/30/2007* to 12/31/2007                            $10.08328         $9.70119           5,926
   01/01/2008 to 12/31/2008                              $9.70119         $7.87406          51,021
   01/01/2009 to 12/31/2009                              $7.87406         $9.46570          91,064
   01/01/2010 to 12/31/2010                              $9.46570        $10.00817          93,903
   01/01/2011 to 12/31/2011                             $10.00817         $9.88321          71,276
   01/01/2012 to 12/31/2012                              $9.88321        $10.78047          55,417
   01/01/2013 to 12/31/2013                             $10.78047        $11.79272          43,551
   01/01/2014 to 12/31/2014                             $11.79272        $12.25122          42,101
---------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Growth Portfolio
   11/16/2009* to 12/31/2009                            $10.08416        $10.29292               0
   01/01/2010 to 12/31/2010                             $10.29292        $11.28818               0
   01/01/2011 to 12/31/2011                             $11.28818        $11.19497               0
   01/01/2012 to 12/31/2012                             $11.19497        $12.70410               0
   01/01/2013 to 12/31/2013                             $12.70410        $17.08368               0
   01/01/2014 to 12/31/2014                             $17.08368        $18.43045               0
---------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
   07/30/2007* to 12/31/2007                            $10.09233         $9.56825           1,080
   01/01/2008 to 12/31/2008                              $9.56825         $5.51560           1,077
   01/01/2009 to 12/31/2009                              $5.51560         $6.49008           1,076
   01/01/2010 to 12/31/2010                              $6.49008         $7.23545               0
   01/01/2011 to 12/31/2011                              $7.23545         $6.83026               0
   01/01/2012 to 12/31/2012                              $6.83026         $7.86539               0
   01/01/2013 to 12/31/2013                              $7.86539        $10.83787               0
   01/01/2014 to 12/31/2014                             $10.83787        $12.14522               0

                                                                                     Number of
                                                 Accumulation     Accumulation      Accumulation
                                                 Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                  Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------
AST Loomis Sayles Large-Cap Growth Portfolio
   07/30/2007* to 12/31/2007                       $10.13328        $10.83502           1,395
   01/01/2008 to 12/31/2008                        $10.83502         $6.01404           2,929
   01/01/2009 to 12/31/2009                         $6.01404         $7.68834           3,601
   01/01/2010 to 12/31/2010                         $7.68834         $9.07069           3,538
   01/01/2011 to 12/31/2011                         $9.07069         $8.85498           3,466
   01/01/2012 to 12/31/2012                         $8.85498         $9.79386           2,369
   01/01/2013 to 12/31/2013                         $9.79386        $13.18144           2,579
   01/01/2014 to 12/31/2014                        $13.18144        $14.36158           2,945
----------------------------------------------------------------------------------------------------
AST Lord Abbett Core Fixed Income Portfolio
   07/30/2007* to 12/31/2007                       $10.00724        $10.40723               0
   01/01/2008 to 12/31/2008                        $10.40723         $7.86918               0
   01/01/2009 to 12/31/2009                         $7.86918        $10.43532             826
   01/01/2010 to 12/31/2010                        $10.43532        $11.66016             797
   01/01/2011 to 12/31/2011                        $11.66016        $12.65627             764
   01/01/2012 to 12/31/2012                        $12.65627        $13.20808             734
   01/01/2013 to 12/31/2013                        $13.20808        $12.75233             837
   01/01/2014 to 12/31/2014                        $12.75233        $13.36627             801
----------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
   07/30/2007* to 12/31/2007                       $10.15667        $10.44129             409
   01/01/2008 to 12/31/2008                        $10.44129         $6.79032           8,688
   01/01/2009 to 12/31/2009                         $6.79032         $8.79760           1,037
   01/01/2010 to 12/31/2010                         $8.79760         $9.71160           1,036
   01/01/2011 to 12/31/2011                         $9.71160         $9.26842           1,036
   01/01/2012 to 12/31/2012                         $9.26842        $11.23837             520
   01/01/2013 to 12/31/2013                        $11.23837        $14.13179             520
   01/01/2014 to 12/31/2014                        $14.13179        $14.42811             507
----------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
   07/30/2007* to 12/31/2007                       $10.10878        $10.77409               0
   01/01/2008 to 12/31/2008                        $10.77409         $6.76122               0
   01/01/2009 to 12/31/2009                         $6.76122         $8.28013               0
   01/01/2010 to 12/31/2010                         $8.28013         $9.20054               0
   01/01/2011 to 12/31/2011                         $9.20054         $9.01074               0
   01/01/2012 to 12/31/2012                         $9.01074        $10.39385               0
   01/01/2013 to 12/31/2013                        $10.39385        $13.99889               0
   01/01/2014 to 12/31/2014                        $13.99889        $14.99296               0
----------------------------------------------------------------------------------------------------
AST MFS Large-Cap Value Portfolio
   08/20/2012* to 12/31/2012                        $9.99878        $10.20336               0
   01/01/2013 to 12/31/2013                        $10.20336        $13.52099               0
   01/01/2014 to 12/31/2014                        $13.52099        $14.68193               0
----------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
   07/30/2007* to 12/31/2007                       $10.07777         $9.75803               0
   01/01/2008 to 12/31/2008                         $9.75803         $5.94845             620
   01/01/2009 to 12/31/2009                         $5.94845         $8.13925           1,679
   01/01/2010 to 12/31/2010                         $8.13925         $9.91193           1,678
   01/01/2011 to 12/31/2011                         $9.91193         $9.42837           1,677
   01/01/2012 to 12/31/2012                         $9.42837        $10.99880             546
   01/01/2013 to 12/31/2013                        $10.99880        $14.34856             545
   01/01/2014 to 12/31/2014                        $14.34856        $16.25234             532
----------------------------------------------------------------------------------------------------
AST Money Market Portfolio
   07/30/2007* to 12/31/2007                       $10.00009        $10.13792           6,546
   01/01/2008 to 12/31/2008                        $10.13792        $10.23870          10,929
   01/01/2009 to 12/31/2009                        $10.23870        $10.11181          18,836
   01/01/2010 to 12/31/2010                        $10.11181         $9.96478          17,831
   01/01/2011 to 12/31/2011                         $9.96478         $9.81941          10,742
   01/01/2012 to 12/31/2012                         $9.81941         $9.67476          15,859
   01/01/2013 to 12/31/2013                         $9.67476         $9.53197           2,017
   01/01/2014 to 12/31/2014                         $9.53197         $9.39068             519

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
   07/30/2007* to 12/31/2007                             $10.10489        $10.03366             164
   01/01/2008 to 12/31/2008                              $10.03366         $5.70783           2,005
   01/01/2009 to 12/31/2009                               $5.70783         $7.90899           1,538
   01/01/2010 to 12/31/2010                               $7.90899         $9.61810           1,452
   01/01/2011 to 12/31/2011                               $9.61810         $9.24058           1,422
   01/01/2012 to 12/31/2012                               $9.24058        $10.66287             346
   01/01/2013 to 12/31/2013                              $10.66287        $14.91804             274
   01/01/2014 to 12/31/2014                              $14.91804        $16.79171             328
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Core Bond Portfolio
   10/31/2011* to 12/31/2011                             $10.02868        $10.07373               0
   01/01/2012 to 12/31/2012                              $10.07373        $10.40803               0
   01/01/2013 to 12/31/2013                              $10.40803         $9.96349               0
   01/01/2014 to 12/31/2014                               $9.96349        $10.32167               0
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
   07/30/2007* to 12/31/2007                             $10.15855        $10.51047               0
   01/01/2008 to 12/31/2008                              $10.51047         $5.88338             206
   01/01/2009 to 12/31/2009                               $5.88338         $7.52300             316
   01/01/2010 to 12/31/2010                               $7.52300         $9.53713             233
   01/01/2011 to 12/31/2011                               $9.53713         $9.55460             199
   01/01/2012 to 12/31/2012                               $9.55460        $10.57860             124
   01/01/2013 to 12/31/2013                              $10.57860        $13.82080              57
   01/01/2014 to 12/31/2014                              $13.82080        $14.69733             116
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
   07/30/2007* to 12/31/2007                             $10.05157        $11.24772              73
   01/01/2008 to 12/31/2008                              $11.24772         $6.36737             507
   01/01/2009 to 12/31/2009                               $6.36737         $7.68860             569
   01/01/2010 to 12/31/2010                               $7.68860         $9.11006             552
   01/01/2011 to 04/29/2011                               $9.11006        $10.22410               0
----------------------------------------------------------------------------------------------------------
AST New Discovery Asset Allocation Portfolio
   04/30/2012* to 12/31/2012                              $9.99878        $10.33580             533
   01/01/2013 to 12/31/2013                              $10.33580        $12.10896             285
   01/01/2014 to 12/31/2014                              $12.10896        $12.54281             449
----------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
   07/21/2008* to 12/31/2008                             $10.10152         $5.57836               0
   01/01/2009 to 12/31/2009                               $5.57836         $9.15131           2,177
   01/01/2010 to 12/31/2010                               $9.15131        $11.02373             949
   01/01/2011 to 12/31/2011                              $11.02373         $8.65913             832
   01/01/2012 to 12/31/2012                               $8.65913        $10.06026               0
   01/01/2013 to 12/31/2013                              $10.06026         $9.93349               0
   01/01/2014 to 12/31/2014                               $9.93349         $9.32822               0
----------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
   07/30/2007* to 12/31/2007                              $9.99878        $10.35253               0
   01/01/2008 to 12/31/2008                              $10.35253        $10.31309           9,233
   01/01/2009 to 12/31/2009                              $10.31309        $11.19983           5,110
   01/01/2010 to 12/31/2010                              $11.19983        $11.46443           2,532
   01/01/2011 to 12/31/2011                              $11.46443        $11.54901           1,923
   01/01/2012 to 12/31/2012                              $11.54901        $11.91219           1,320
   01/01/2013 to 12/31/2013                              $11.91219        $11.48080             431
   01/01/2014 to 12/31/2014                              $11.48080        $11.29984               0
----------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
   07/30/2007* to 12/31/2007                              $9.99015        $10.61317           1,813
   01/01/2008 to 12/31/2008                              $10.61317        $10.21996          13,017
   01/01/2009 to 12/31/2009                              $10.21996        $11.73265           8,123
   01/01/2010 to 12/31/2010                              $11.73265        $12.45111           7,252
   01/01/2011 to 12/31/2011                              $12.45111        $12.65692           7,159
   01/01/2012 to 12/31/2012                              $12.65692        $13.63177           4,925
   01/01/2013 to 12/31/2013                              $13.63177        $13.18325           1,557
   01/01/2014 to 12/31/2014                              $13.18325        $13.53775           1,565

                                                                                    Number of
                                                Accumulation     Accumulation      Accumulation
                                                Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                 Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
   07/30/2007* to 12/31/2007                      $10.05254        $10.50250          15,721
   01/01/2008 to 12/31/2008                       $10.50250         $8.33099         188,702
   01/01/2009 to 12/31/2009                        $8.33099         $9.85231         261,340
   01/01/2010 to 12/31/2010                        $9.85231        $10.73264         248,407
   01/01/2011 to 12/31/2011                       $10.73264        $10.67932         221,353
   01/01/2012 to 12/31/2012                       $10.67932        $11.61253         171,439
   01/01/2013 to 12/31/2013                       $11.61253        $12.49455         133,092
   01/01/2014 to 12/31/2014                       $12.49455        $13.02060         110,838
---------------------------------------------------------------------------------------------------
AST Prudential Core Bond Portfolio
   10/31/2011* to 12/31/2011                      $10.01869        $10.07365               0
   01/01/2012 to 12/31/2012                       $10.07365        $10.63000               0
   01/01/2013 to 12/31/2013                       $10.63000        $10.23047               0
   01/01/2014 to 12/31/2014                       $10.23047        $10.68997               0
---------------------------------------------------------------------------------------------------
AST Prudential Growth Allocation Portfolio
   07/30/2007* to 12/31/2007                      $10.12468        $10.57296           8,727
   01/01/2008 to 12/31/2008                       $10.57296         $6.17596         244,916
   01/01/2009 to 12/31/2009                        $6.17596         $7.66499         594,318
   01/01/2010 to 12/31/2010                        $7.66499         $8.98792         843,988
   01/01/2011 to 12/31/2011                        $8.98792         $8.30480         416,597
   01/01/2012 to 12/31/2012                        $8.30480         $9.23898         541,334
   01/01/2013 to 12/31/2013                        $9.23898        $10.65198         554,714
   01/01/2014 to 12/31/2014                       $10.65198        $11.45954         553,437
---------------------------------------------------------------------------------------------------
AST QMA Emerging Markets Equity Portfolio
   02/25/2013* to 12/31/2013                       $9.99877         $9.61665               0
   01/01/2014 to 12/31/2014                        $9.61665         $9.24076               0
---------------------------------------------------------------------------------------------------
AST QMA Large-Cap Portfolio
   04/29/2013* to 12/31/2013                       $9.99877        $11.69061               0
   01/01/2014 to 12/31/2014                       $11.69061        $13.27320               0
---------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha Portfolio
   07/30/2007* to 12/31/2007                      $10.08346         $9.75661             349
   01/01/2008 to 12/31/2008                        $9.75661         $5.89074           9,045
   01/01/2009 to 12/31/2009                        $5.89074         $7.07001             570
   01/01/2010 to 12/31/2010                        $7.07001         $8.01363             569
   01/01/2011 to 12/31/2011                        $8.01363         $8.16814             569
   01/01/2012 to 12/31/2012                        $8.16814         $9.56031             568
   01/01/2013 to 12/31/2013                        $9.56031        $12.47309             568
   01/01/2014 to 12/31/2014                       $12.47309        $14.40373             554
---------------------------------------------------------------------------------------------------
AST Quantitative Modeling Portfolio
   05/02/2011* to 12/31/2011                       $9.99877         $8.91023               0
   01/01/2012 to 12/31/2012                        $8.91023         $9.93326               0
   01/01/2013 to 12/31/2013                        $9.93326        $11.97809               0
   01/01/2014 to 12/31/2014                       $11.97809        $12.56798               0
---------------------------------------------------------------------------------------------------
AST RCM World Trends Portfolio
   05/01/2008* to 12/31/2008                      $10.08114         $7.35523           8,946
   01/01/2009 to 12/31/2009                        $7.35523         $8.94120          27,885
   01/01/2010 to 12/31/2010                        $8.94120         $9.85881          26,418
   01/01/2011 to 12/31/2011                        $9.85881         $9.53676          22,491
   01/01/2012 to 12/31/2012                        $9.53676        $10.36157          18,365
   01/01/2013 to 12/31/2013                       $10.36157        $11.47816          11,937
   01/01/2014 to 12/31/2014                       $11.47816        $11.88938          11,943
---------------------------------------------------------------------------------------------------
AST Schroders Global Tactical Portfolio
   05/01/2008* to 12/31/2008                      $10.09932         $6.70554           8,144
   01/01/2009 to 12/31/2009                        $6.70554         $8.38012           8,650
   01/01/2010 to 12/31/2010                        $8.38012         $9.44028           5,293
   01/01/2011 to 12/31/2011                        $9.44028         $9.07863           3,544
   01/01/2012 to 12/31/2012                        $9.07863        $10.36646          13,138
   01/01/2013 to 12/31/2013                       $10.36646        $12.05754          12,098
   01/01/2014 to 12/31/2014                       $12.05754        $12.52440          12,976

                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST Schroders Multi-Asset World Strategies Portfolio
   07/30/2007* to 12/31/2007                               $10.08222        $10.42652               0
   01/01/2008 to 12/31/2008                                $10.42652         $7.17097          21,101
   01/01/2009 to 12/31/2009                                 $7.17097         $9.00157          44,678
   01/01/2010 to 12/31/2010                                 $9.00157         $9.91585          47,755
   01/01/2011 to 12/31/2011                                 $9.91585         $9.43900          39,663
   01/01/2012 to 12/31/2012                                 $9.43900        $10.33478          50,865
   01/01/2013 to 12/31/2013                                $10.33478        $11.64804          31,874
   01/01/2014 to 12/31/2014                                $11.64804        $11.82413          29,122
------------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Opportunities Portfolio
formerly, AST Federated Aggressive Growth Portfolio
   07/30/2007* to 12/31/2007                               $10.09539        $10.22279               0
   01/01/2008 to 12/31/2008                                $10.22279         $5.63081           1,184
   01/01/2009 to 12/31/2009                                 $5.63081         $7.35943             621
   01/01/2010 to 12/31/2010                                 $7.35943         $9.61033             558
   01/01/2011 to 12/31/2011                                 $9.61033         $8.22684           1,075
   01/01/2012 to 12/31/2012                                 $8.22684         $9.73193             418
   01/01/2013 to 12/31/2013                                 $9.73193        $13.50098             346
   01/01/2014 to 12/31/2014                                $13.50098        $13.95840             399
------------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
   07/30/2007* to 12/31/2007                               $10.09687         $9.87873               0
   01/01/2008 to 12/31/2008                                 $9.87873         $6.32631             123
   01/01/2009 to 12/31/2009                                 $6.32631         $8.34608             103
   01/01/2010 to 12/31/2010                                 $8.34608        $11.21701              66
   01/01/2011 to 12/31/2011                                $11.21701        $10.94299              61
   01/01/2012 to 12/31/2012                                $10.94299        $12.09353              58
   01/01/2013 to 12/31/2013                                $12.09353        $16.10539              34
   01/01/2014 to 12/31/2014                                $16.10539        $16.47299              56
------------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
   07/30/2007* to 12/31/2007                               $10.09300         $9.46174               0
   01/01/2008 to 12/31/2008                                 $9.46174         $6.55164             879
   01/01/2009 to 12/31/2009                                 $6.55164         $8.19749           1,451
   01/01/2010 to 12/31/2010                                 $8.19749        $10.17554           1,409
   01/01/2011 to 12/31/2011                                $10.17554         $9.42601           1,388
   01/01/2012 to 12/31/2012                                 $9.42601        $10.97278             282
   01/01/2013 to 12/31/2013                                $10.97278        $14.85360             239
   01/01/2014 to 12/31/2014                                $14.85360        $15.40474             271
------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
   07/30/2007* to 12/31/2007                               $10.07001        $10.21138             817
   01/01/2008 to 12/31/2008                                $10.21138         $7.45021          29,402
   01/01/2009 to 12/31/2009                                 $7.45021         $9.11168          64,679
   01/01/2010 to 12/31/2010                                 $9.11168        $10.01224          65,983
   01/01/2011 to 12/31/2011                                $10.01224        $10.05986          60,257
   01/01/2012 to 12/31/2012                                $10.05986        $11.24841          61,683
   01/01/2013 to 12/31/2013                                $11.24841        $12.94742          55,317
   01/01/2014 to 12/31/2014                                $12.94742        $13.50580          53,185
------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Equity Income Portfolio
   07/30/2007* to 12/31/2007                               $10.09111         $9.49328               0
   01/01/2008 to 12/31/2008                                 $9.49328         $5.43545             601
   01/01/2009 to 12/31/2009                                 $5.43545         $6.62933             601
   01/01/2010 to 12/31/2010                                 $6.62933         $7.39612             600
   01/01/2011 to 12/31/2011                                 $7.39612         $7.16740             600
   01/01/2012 to 12/31/2012                                 $7.16740         $8.27934             599
   01/01/2013 to 12/31/2013                                 $8.27934        $10.57829             599
   01/01/2014 to 12/31/2014                                $10.57829        $11.20000             584

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
   07/30/2007* to 12/31/2007                                $10.14558        $10.08574           1,053
   01/01/2008 to 12/31/2008                                 $10.08574         $5.90554           2,251
   01/01/2009 to 12/31/2009                                  $5.90554         $8.92350           2,877
   01/01/2010 to 12/31/2010                                  $8.92350        $10.18149           1,786
   01/01/2011 to 12/31/2011                                 $10.18149         $9.86091           1,779
   01/01/2012 to 12/31/2012                                  $9.86091        $11.42292           1,402
   01/01/2013 to 12/31/2013                                 $11.42292        $16.20852              39
   01/01/2014 to 12/31/2014                                 $16.20852        $17.30129              64
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
   07/30/2007* to 12/31/2007                                $10.18054        $11.64962             494
   01/01/2008 to 12/31/2008                                 $11.64962         $5.74017           4,203
   01/01/2009 to 12/31/2009                                  $5.74017         $8.44609           5,499
   01/01/2010 to 12/31/2010                                  $8.44609        $10.02311           3,643
   01/01/2011 to 12/31/2011                                 $10.02311         $8.40188           3,680
   01/01/2012 to 12/31/2012                                  $8.40188         $8.57677           3,922
   01/01/2013 to 12/31/2013                                  $8.57677         $9.74955           3,828
   01/01/2014 to 12/31/2014                                  $9.74955         $8.80219           3,842
-------------------------------------------------------------------------------------------------------------
AST Templeton Global Bond Portfolio
   07/30/2007* to 12/31/2007                                $10.00720        $10.61932             159
   01/01/2008 to 12/31/2008                                 $10.61932        $10.20756           2,627
   01/01/2009 to 12/31/2009                                 $10.20756        $11.27487           5,501
   01/01/2010 to 12/31/2010                                 $11.27487        $11.74596           4,851
   01/01/2011 to 12/31/2011                                 $11.74596        $12.04961           4,738
   01/01/2012 to 12/31/2012                                 $12.04961        $12.49139           1,620
   01/01/2013 to 12/31/2013                                 $12.49139        $11.84456           1,414
   01/01/2014 to 12/31/2014                                 $11.84456        $11.73429           1,391
-------------------------------------------------------------------------------------------------------------
AST Wellington Management Hedged Equity Portfolio
   07/30/2007* to 12/31/2007                                $10.13036        $10.36673              23
   01/01/2008 to 12/31/2008                                 $10.36673         $5.89032           9,337
   01/01/2009 to 12/31/2009                                  $5.89032         $7.45305           8,924
   01/01/2010 to 12/31/2010                                  $7.45305         $8.41749           8,099
   01/01/2011 to 12/31/2011                                  $8.41749         $8.00650           7,879
   01/01/2012 to 12/31/2012                                  $8.00650         $8.75617           8,142
   01/01/2013 to 12/31/2013                                  $8.75617        $10.39530           9,993
   01/01/2014 to 12/31/2014                                 $10.39530        $10.80521          14,123
-------------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
   11/19/2007* to 12/31/2007                                 $9.99878         $9.98165               0
   01/01/2008 to 12/31/2008                                  $9.98165         $9.32155               0
   01/01/2009 to 12/31/2009                                  $9.32155        $10.25168               0
   01/01/2010 to 12/31/2010                                 $10.25168        $10.88762               0
   01/01/2011 to 12/31/2011                                 $10.88762        $11.37290               0
   01/01/2012 to 12/31/2012                                 $11.37290        $12.08434               0
   01/01/2013 to 12/31/2013                                 $12.08434        $11.72777               0
   01/01/2014 to 12/31/2014                                 $11.72777        $12.38580               0
-------------------------------------------------------------------------------------------------------------
AST Western Asset Emerging Markets Debt Portfolio
   08/20/2012* to 12/31/2012                                 $9.99878        $10.39229               0
   01/01/2013 to 12/31/2013                                 $10.39229         $9.40559               0
   01/01/2014 to 12/31/2014                                  $9.40559         $9.39190               0
-------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
   05/01/2008* to 12/31/2008                                $10.07816         $6.65060          20,066
   01/01/2009 to 12/31/2009                                  $6.65060         $8.52206          54,865
   01/01/2010 to 12/31/2010                                  $8.52206         $9.25566          51,668
   01/01/2011 to 12/31/2011                                  $9.25566         $8.96647          41,470
   01/01/2012 to 09/21/2012                                  $8.96647        $10.05804               0

                                                                            Number of
                                        Accumulation     Accumulation      Accumulation
                                        Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                         Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------
ProFund VP Consumer Goods Portfolio
   05/01/2008* to 12/31/2008              $10.08904         $7.68001             0
   01/01/2009 to 12/31/2009                $7.68001         $9.19810             0
   01/01/2010 to 12/31/2010                $9.19810        $10.63535             0
   01/01/2011 to 12/31/2011               $10.63535        $11.20603             0
   01/01/2012 to 12/31/2012               $11.20603        $12.23880             0
   01/01/2013 to 12/31/2013               $12.23880        $15.48833             0
   01/01/2014 to 12/31/2014               $15.48833        $16.81967             0
-------------------------------------------------------------------------------------------
ProFund VP Consumer Services
   05/01/2008* to 12/31/2008              $10.26805         $7.05023             0
   01/01/2009 to 12/31/2009                $7.05023         $9.08555             0
   01/01/2010 to 12/31/2010                $9.08555        $10.86563             0
   01/01/2011 to 12/31/2011               $10.86563        $11.29384             0
   01/01/2012 to 12/31/2012               $11.29384        $13.58527             0
   01/01/2013 to 12/31/2013               $13.58527        $18.72055             0
   01/01/2014 to 12/31/2014               $18.72055        $20.74165             0
-------------------------------------------------------------------------------------------
ProFund VP Financials
   05/01/2008* to 12/31/2008              $10.38575         $5.27795             0
   01/01/2009 to 12/31/2009                $5.27795         $5.98034             0
   01/01/2010 to 12/31/2010                $5.98034         $6.53580            77
   01/01/2011 to 12/31/2011                $6.53580         $5.54848           485
   01/01/2012 to 12/31/2012                $5.54848         $6.81799           529
   01/01/2013 to 12/31/2013                $6.81799         $8.87180           485
   01/01/2014 to 12/31/2014                $8.87180         $9.86956           179
-------------------------------------------------------------------------------------------
ProFund VP Health Care
   05/01/2008* to 12/31/2008              $10.15197         $8.34539             0
   01/01/2009 to 12/31/2009                $8.34539         $9.82975             0
   01/01/2010 to 12/31/2010                $9.82975         $9.95975            49
   01/01/2011 to 12/31/2011                $9.95975        $10.80492           305
   01/01/2012 to 12/31/2012               $10.80492        $12.49741           278
   01/01/2013 to 12/31/2013               $12.49741        $17.20771           265
   01/01/2014 to 12/31/2014               $17.20771        $20.97081            92
-------------------------------------------------------------------------------------------
ProFund VP Industrials
   05/01/2008* to 12/31/2008              $10.16548         $6.10363             0
   01/01/2009 to 12/31/2009                $6.10363         $7.46247             0
   01/01/2010 to 12/31/2010                $7.46247         $9.09813             0
   01/01/2011 to 12/31/2011                $9.09813         $8.80361             0
   01/01/2012 to 12/31/2012                $8.80361        $10.04334             0
   01/01/2013 to 12/31/2013               $10.04334        $13.67333             0
   01/01/2014 to 12/31/2014               $13.67333        $14.22223             0
-------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth
   05/01/2008* to 12/31/2008              $10.11070         $6.72389             0
   01/01/2009 to 12/31/2009                $6.72389         $8.59400             0
   01/01/2010 to 12/31/2010                $8.59400         $9.58321             0
   01/01/2011 to 12/31/2011                $9.58321         $9.73711             0
   01/01/2012 to 12/31/2012                $9.73711        $10.81276             0
   01/01/2013 to 12/31/2013               $10.81276        $13.91943             0
   01/01/2014 to 12/31/2014               $13.91943        $15.48623             0
-------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value
   05/01/2008* to 12/31/2008              $10.24148         $6.27859             0
   01/01/2009 to 12/31/2009                $6.27859         $7.38976             0
   01/01/2010 to 12/31/2010                $7.38976         $8.21923             0
   01/01/2011 to 12/31/2011                $8.21923         $7.99418             0
   01/01/2012 to 12/31/2012                $7.99418         $9.09024             0
   01/01/2013 to 12/31/2013                $9.09024        $11.63293             0
   01/01/2014 to 12/31/2014               $11.63293        $12.66123             0

                                                                       Number of
                                   Accumulation     Accumulation      Accumulation
                                   Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                    Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth
   05/01/2008* to 12/31/2008         $10.07248         $6.20657              0
   01/01/2009 to 12/31/2009           $6.20657         $8.45773              0
   01/01/2010 to 12/31/2010           $8.45773        $10.70048              0
   01/01/2011 to 12/31/2011          $10.70048        $10.23726              0
   01/01/2012 to 12/31/2012          $10.23726        $11.63683              0
   01/01/2013 to 12/31/2013          $11.63683        $14.96427              0
   01/01/2014 to 12/31/2014          $14.96427        $15.61139              0
--------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value
   05/01/2008* to 12/31/2008         $10.18846         $6.47128              0
   01/01/2009 to 12/31/2009           $6.47128         $8.34377            438
   01/01/2010 to 12/31/2010           $8.34377         $9.90148            437
   01/01/2011 to 12/31/2011           $9.90148         $9.37230            436
   01/01/2012 to 12/31/2012           $9.37230        $10.76286            435
   01/01/2013 to 12/31/2013          $10.76286        $14.01366              0
   01/01/2014 to 12/31/2014          $14.01366        $15.21242              0
--------------------------------------------------------------------------------------
ProFund VP Real Estate
   05/01/2008* to 12/31/2008         $10.25896         $5.52426              0
   01/01/2009 to 12/31/2009           $5.52426         $6.96089              0
   01/01/2010 to 12/31/2010           $6.96089         $8.55119              0
   01/01/2011 to 12/31/2011           $8.55119         $8.82499              0
   01/01/2012 to 12/31/2012           $8.82499        $10.18714              0
   01/01/2013 to 12/31/2013          $10.18714        $10.04560              0
   01/01/2014 to 12/31/2014          $10.04560        $12.37292              0
--------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth
   05/01/2008* to 12/31/2008         $10.11361         $6.81715              0
   01/01/2009 to 12/31/2009           $6.81715         $8.47395              0
   01/01/2010 to 12/31/2010           $8.47395        $10.49624              0
   01/01/2011 to 12/31/2011          $10.49624        $10.47373              0
   01/01/2012 to 12/31/2012          $10.47373        $11.60644              0
   01/01/2013 to 12/31/2013          $11.60644        $16.05736              0
   01/01/2014 to 12/31/2014          $16.05736        $16.16353              0
--------------------------------------------------------------------------------------
ProFund VP Small-Cap Value
   05/01/2008* to 12/31/2008         $10.22860         $7.18694              0
   01/01/2009 to 12/31/2009           $7.18694         $8.52515              0
   01/01/2010 to 12/31/2010           $8.52515        $10.25540              0
   01/01/2011 to 12/31/2011          $10.25540         $9.68939              0
   01/01/2012 to 12/31/2012           $9.68939        $11.08807              0
   01/01/2013 to 12/31/2013          $11.08807        $15.03969              0
   01/01/2014 to 12/31/2014          $15.03969        $15.67862              0
--------------------------------------------------------------------------------------
ProFund VP Telecommunications
   05/01/2008* to 12/31/2008         $10.27818         $7.27659              0
   01/01/2009 to 12/31/2009           $7.27659         $7.69368              0
   01/01/2010 to 12/31/2010           $7.69368         $8.76879             68
   01/01/2011 to 12/31/2011           $8.76879         $8.80057            356
   01/01/2012 to 12/31/2012           $8.80057        $10.10208            345
   01/01/2013 to 12/31/2013          $10.10208        $11.15371            328
   01/01/2014 to 12/31/2014          $11.15371        $11.05076            143
--------------------------------------------------------------------------------------
ProFund VP Utilities
   05/01/2008* to 12/31/2008         $10.09863         $7.22324              0
   01/01/2009 to 12/31/2009           $7.22324         $7.88038          3,642
   01/01/2010 to 12/31/2010           $7.88038         $8.22571          5,357
   01/01/2011 to 12/31/2011           $8.22571         $9.52320          5,238
   01/01/2012 to 12/31/2012           $9.52320         $9.39517          1,937
   01/01/2013 to 12/31/2013           $9.39517        $10.48844          1,936
   01/01/2014 to 12/31/2014          $10.48844        $13.00795          1,009

 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES
                        Allstate Life Insurance Company
                                   Prospectus

 ACCUMULATION UNIT VALUES: With TrueAccumulation HD 60 bps and Combo 5%/HAV 80
                                  bps (2.90%)

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
   05/01/2009 to 12/31/2009                              $10.02447        $12.15321            0
   01/01/2010 to 12/31/2010                              $12.15321        $13.22337            0
   01/01/2011 to 12/31/2011                              $13.22337        $12.50903            0
   01/01/2012 to 12/31/2012                              $12.50903        $13.68295            0
   01/01/2013 to 12/31/2013                              $13.68295        $14.62294            0
   01/01/2014 to 12/31/2014                              $14.62294        $14.75283            0
----------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
   05/01/2009 to 12/31/2009                              $10.03681        $12.34923            0
   01/01/2010 to 12/31/2010                              $12.34923        $13.64580            0
   01/01/2011 to 12/31/2011                              $13.64580        $13.27618            0
   01/01/2012 to 12/31/2012                              $13.27618        $14.66169            0
   01/01/2013 to 12/31/2013                              $14.66169        $16.60703            0
   01/01/2014 to 12/31/2014                              $16.60703        $17.12398            0
----------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
   05/01/2009 to 12/31/2009                              $10.07547        $12.39708            0
   01/01/2010 to 12/31/2010                              $12.39708        $13.71551            0
   01/01/2011 to 12/31/2011                              $13.71551        $13.80510            0
   01/01/2012 to 05/04/2012                              $13.80510        $14.93832            0
----------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
   05/01/2009 to 12/31/2009                              $10.02328        $11.97898            0
   01/01/2010 to 12/31/2010                              $11.97898        $13.07444            0
   01/01/2011 to 12/31/2011                              $13.07444        $12.55161            0
   01/01/2012 to 12/31/2012                              $12.55161        $13.71838            0
   01/01/2013 to 12/31/2013                              $13.71838        $15.68376            0
   01/01/2014 to 12/31/2014                              $15.68376        $16.23508            0
----------------------------------------------------------------------------------------------------------
AST BlackRock Global Strategies Portfolio
   05/02/2011* to 12/31/2011                              $9.99765         $9.09341            0
   01/01/2012 to 12/31/2012                               $9.09341         $9.88744            0
   01/01/2013 to 12/31/2013                               $9.88744        $10.65121            0
   01/01/2014 to 12/31/2014                              $10.65121        $10.85720            0
----------------------------------------------------------------------------------------------------------
AST BlackRock iShares ETF Portfolio
   04/29/2013* to 12/31/2013                              $9.99765        $10.41465            0
   01/01/2014 to 12/31/2014                              $10.41465        $10.48281            0
----------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2016
   05/01/2009 to 12/31/2009                               $9.93799         $9.55931            0
   01/01/2010 to 12/31/2010                               $9.55931        $10.27205            0
   01/01/2011 to 12/31/2011                              $10.27205        $10.94497            0
   01/01/2012 to 12/31/2012                              $10.94497        $11.07839            0
   01/01/2013 to 12/31/2013                              $11.07839        $10.69168            0
   01/01/2014 to 12/31/2014                              $10.69168        $10.43785            0
----------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2018
   05/01/2009 to 12/31/2009                               $9.92242         $9.62510            0
   01/01/2010 to 12/31/2010                               $9.62510        $10.39978            0
   01/01/2011 to 12/31/2011                              $10.39978        $11.47933            0
   01/01/2012 to 12/31/2012                              $11.47933        $11.79241            0
   01/01/2013 to 12/31/2013                              $11.79241        $11.09936            0
   01/01/2014 to 12/31/2014                              $11.09936        $11.07325            0

                                                                                         Number of
                                                     Accumulation     Accumulation      Accumulation
                                                     Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                      Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2019
   05/01/2009 to 12/31/2009                             $9.90520         $9.52622            0
   01/01/2010 to 12/31/2010                             $9.52622        $10.30913            0
   01/01/2011 to 12/31/2011                            $10.30913        $11.61904            0
   01/01/2012 to 12/31/2012                            $11.61904        $11.95213            0
   01/01/2013 to 12/31/2013                            $11.95213        $11.05353            0
   01/01/2014 to 12/31/2014                            $11.05353        $11.19956            0
--------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2020
   05/01/2009 to 12/31/2009                             $9.88391         $9.20282            0
   01/01/2010 to 12/31/2010                             $9.20282        $10.00228            0
   01/01/2011 to 12/31/2011                            $10.00228        $11.53598            0
   01/01/2012 to 12/31/2012                            $11.53598        $11.91828            0
   01/01/2013 to 12/31/2013                            $11.91828        $10.82716            0
   01/01/2014 to 12/31/2014                            $10.82716        $11.16961            0
--------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2021
   01/04/2010* to 12/31/2010                            $9.99686        $10.89381            0
   01/01/2011 to 12/31/2011                            $10.89381        $12.73622            0
   01/01/2012 to 12/31/2012                            $12.73622        $13.21704            0
   01/01/2013 to 12/31/2013                            $13.21704        $11.94464            0
   01/01/2014 to 12/31/2014                            $11.94464        $12.49912            0
--------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2022
   01/03/2011* to 12/31/2011                            $9.99765        $11.89588            0
   01/01/2012 to 12/31/2012                            $11.89588        $12.23551            0
   01/01/2013 to 12/31/2013                            $12.23551        $10.73134            0
   01/01/2014 to 12/31/2014                            $10.73134        $11.50982            0
--------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2023
   01/03/2012* to 12/31/2012                            $9.99687        $10.29051            0
   01/01/2013 to 12/31/2013                            $10.29051         $8.98005            0
   01/01/2014 to 12/31/2014                             $8.98005         $9.82779            0
--------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2024
   01/02/2013* to 12/31/2013                            $9.99843         $8.65830            0
   01/01/2014 to 12/31/2014                             $8.65830         $9.64166            0
--------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2025
   01/02/2014* to 12/31/2014                            $9.99843        $11.18526            0
--------------------------------------------------------------------------------------------------------
AST Boston Partners Large-Cap Value Portfolio
formerly, AST Jennison Large-Cap Value Portfolio
   11/16/2009* to 12/31/2009                           $10.14442        $10.28421            0
   01/01/2010 to 12/31/2010                            $10.28421        $11.36565            0
   01/01/2011 to 12/31/2011                            $11.36565        $10.39676            0
   01/01/2012 to 12/31/2012                            $10.39676        $11.43983            0
   01/01/2013 to 12/31/2013                            $11.43983        $14.61123            0
   01/01/2014 to 12/31/2014                            $14.61123        $15.65638            0
--------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
   05/01/2009 to 12/31/2009                            $10.03859        $12.24643            0
   01/01/2010 to 12/31/2010                            $12.24643        $13.49271            0
   01/01/2011 to 12/31/2011                            $13.49271        $12.79432            0
   01/01/2012 to 12/31/2012                            $12.79432        $14.13876            0
   01/01/2013 to 12/31/2013                            $14.13876        $16.85610            0
   01/01/2014 to 12/31/2014                            $16.85610        $17.52605            0
--------------------------------------------------------------------------------------------------------
AST ClearBridge Dividend Growth Portfolio
   02/25/2013* to 12/31/2013                            $9.99765        $11.54415            0
   01/01/2014 to 12/31/2014                            $11.54415        $12.74513            0
--------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
   05/01/2009 to 12/31/2009                             $9.61460        $14.43676            0
   01/01/2010 to 12/31/2010                            $14.43676        $18.05513            0
   01/01/2011 to 12/31/2011                            $18.05513        $18.70280            0
   01/01/2012 to 12/31/2012                            $18.70280        $20.96342            0
   01/01/2013 to 12/31/2013                            $20.96342        $21.00997            0
   01/01/2014 to 12/31/2014                            $21.00997        $26.72912            0

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST Defensive Asset Allocation Portfolio
   04/29/2013* to 12/31/2013                                      $9.99765         $9.61039            0
   01/01/2014 to 12/31/2014                                       $9.61039         $9.81562            0
------------------------------------------------------------------------------------------------------------------
AST FI Pyramis Quantitative Portfolio
formerly, AST First Trust Balanced Target Portfolio
   05/01/2009 to 12/31/2009                                      $10.01295        $12.23324            0
   01/01/2010 to 12/31/2010                                      $12.23324        $13.59564            0
   01/01/2011 to 12/31/2011                                      $13.59564        $13.01379            0
   01/01/2012 to 12/31/2012                                      $13.01379        $13.99067            0
   01/01/2013 to 12/31/2013                                      $13.99067        $15.60260            0
   01/01/2014 to 12/31/2014                                      $15.60260        $15.64002            0
------------------------------------------------------------------------------------------------------------------
AST FI Pyramis(R) Asset Allocation Portfolio
   05/01/2009 to 12/31/2009                                      $10.02669        $11.90909            0
   01/01/2010 to 12/31/2010                                      $11.90909        $13.11500            0
   01/01/2011 to 12/31/2011                                      $13.11500        $12.43033            0
   01/01/2012 to 12/31/2012                                      $12.43033        $13.72590            0
   01/01/2013 to 12/31/2013                                      $13.72590        $15.90279            0
   01/01/2014 to 12/31/2014                                      $15.90279        $16.33763            0
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Allocation Portfolio
   04/30/2012* to 12/31/2012                                      $9.99765        $10.66129            0
   01/01/2013 to 12/31/2013                                      $10.66129        $12.89592            0
   01/01/2014 to 12/31/2014                                      $12.89592        $12.93010            0
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Plus Portfolio
   04/29/2013* to 12/31/2013                                      $9.99765        $10.72856            0
   01/01/2014 to 12/31/2014                                      $10.72856        $10.69257            0
------------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
   05/01/2009 to 12/31/2009                                       $9.85922        $13.86353            0
   01/01/2010 to 12/31/2010                                      $13.86353        $16.19384            0
   01/01/2011 to 12/31/2011                                      $16.19384        $14.94445            0
   01/01/2012 to 12/31/2012                                      $14.94445        $18.41459            0
   01/01/2013 to 12/31/2013                                      $18.41459        $18.67281            0
   01/01/2014 to 12/31/2014                                      $18.67281        $20.67238            0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
   05/01/2009 to 12/31/2009                                      $10.04641        $12.77319            0
   01/01/2010 to 12/31/2010                                      $12.77319        $13.68981            0
   01/01/2011 to 12/31/2011                                      $13.68981        $12.77753            0
   01/01/2012 to 12/31/2012                                      $12.77753        $14.87046            0
   01/01/2013 to 12/31/2013                                      $14.87046        $18.74854            0
   01/01/2014 to 02/07/2014                                      $18.74854        $18.42120            0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Large-Cap Value Portfolio
   05/01/2009 to 12/31/2009                                      $10.12442        $12.14148            0
   01/01/2010 to 12/31/2010                                      $12.14148        $13.31934            0
   01/01/2011 to 12/31/2011                                      $13.31934        $12.22958            0
   01/01/2012 to 12/31/2012                                      $12.22958        $14.22103            0
   01/01/2013 to 12/31/2013                                      $14.22103        $18.45534            0
   01/01/2014 to 12/31/2014                                      $18.45534        $20.28971            0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
   05/01/2009 to 12/31/2009                                      $10.05946        $13.41518            0
   01/01/2010 to 12/31/2010                                      $13.41518        $15.62134            0
   01/01/2011 to 12/31/2011                                      $15.62134        $14.72914            0
   01/01/2012 to 12/31/2012                                      $14.72914        $17.12011            0
   01/01/2013 to 12/31/2013                                      $17.12011        $21.99278            0
   01/01/2014 to 12/31/2014                                      $21.99278        $23.83566            0

                                                                                       Number of
                                                   Accumulation     Accumulation      Accumulation
                                                   Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                    Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------
AST Goldman Sachs Multi-Asset Portfolio
   05/01/2009 to 12/31/2009                          $10.02447        $11.79813            0
   01/01/2010 to 12/31/2010                          $11.79813        $12.79497            0
   01/01/2011 to 12/31/2011                          $12.79497        $12.37140            0
   01/01/2012 to 12/31/2012                          $12.37140        $13.23934            0
   01/01/2013 to 12/31/2013                          $13.23934        $14.12923            0
   01/01/2014 to 12/31/2014                          $14.12923        $14.28533            0
------------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
   05/01/2009 to 12/31/2009                           $9.95299        $12.69329            0
   01/01/2010 to 12/31/2010                          $12.69329        $15.63705            0
   01/01/2011 to 12/31/2011                          $15.63705        $15.39414            0
   01/01/2012 to 12/31/2012                          $15.39414        $17.30608            0
   01/01/2013 to 12/31/2013                          $17.30608        $23.34543            0
   01/01/2014 to 12/31/2014                          $23.34543        $24.31958            0
------------------------------------------------------------------------------------------------------
AST Herndon Large-Cap Value Portfolio
   05/01/2009 to 12/31/2009                          $10.09806        $12.69096            0
   01/01/2010 to 12/31/2010                          $12.69096        $13.86735            0
   01/01/2011 to 12/31/2011                          $13.86735        $13.41025            0
   01/01/2012 to 12/31/2012                          $13.41025        $14.77749            0
   01/01/2013 to 12/31/2013                          $14.77749        $19.33355            0
   01/01/2014 to 12/31/2014                          $19.33355        $19.08044            0
------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
   05/01/2009 to 12/31/2009                          $10.01688        $12.45163            0
   01/01/2010 to 12/31/2010                          $12.45163        $13.73369            0
   01/01/2011 to 12/31/2011                          $13.73369        $13.77031            0
   01/01/2012 to 12/31/2012                          $13.77031        $15.23758            0
   01/01/2013 to 12/31/2013                          $15.23758        $15.87076            0
   01/01/2014 to 12/31/2014                          $15.87076        $15.81732            0
------------------------------------------------------------------------------------------------------
AST International Growth Portfolio
   05/01/2009 to 12/31/2009                          $10.14301        $13.20274            0
   01/01/2010 to 12/31/2010                          $13.20274        $14.69040            0
   01/01/2011 to 12/31/2011                          $14.69040        $12.43113            0
   01/01/2012 to 12/31/2012                          $12.43113        $14.53992            0
   01/01/2013 to 12/31/2013                          $14.53992        $16.82224            0
   01/01/2014 to 12/31/2014                          $16.82224        $15.44411            0
------------------------------------------------------------------------------------------------------
AST International Value Portfolio
   05/01/2009 to 12/31/2009                          $10.11751        $13.03502            0
   01/01/2010 to 12/31/2010                          $13.03502        $14.07124            0
   01/01/2011 to 12/31/2011                          $14.07124        $11.95834            0
   01/01/2012 to 12/31/2012                          $11.95834        $13.55812            0
   01/01/2013 to 12/31/2013                          $13.55812        $15.74039            0
   01/01/2014 to 12/31/2014                          $15.74039        $14.27057            0
------------------------------------------------------------------------------------------------------
AST J.P. Morgan Global Thematic Portfolio
   05/01/2009 to 12/31/2009                          $10.04082        $12.18477            0
   01/01/2010 to 12/31/2010                          $12.18477        $13.47712            0
   01/01/2011 to 12/31/2011                          $13.47712        $13.02281            0
   01/01/2012 to 12/31/2012                          $13.02281        $14.37352            0
   01/01/2013 to 12/31/2013                          $14.37352        $16.24213            0
   01/01/2014 to 12/31/2014                          $16.24213        $16.78816            0
------------------------------------------------------------------------------------------------------
AST J.P. Morgan International Equity Portfolio
   05/01/2009 to 12/31/2009                          $10.12716        $13.51883            0
   01/01/2010 to 12/31/2010                          $13.51883        $14.07943            0
   01/01/2011 to 12/31/2011                          $14.07943        $12.43049            0
   01/01/2012 to 12/31/2012                          $12.43049        $14.72550            0
   01/01/2013 to 12/31/2013                          $14.72550        $16.50805            0
   01/01/2014 to 12/31/2014                          $16.50805        $15.02083            0

                                                                                          Number of
                                                      Accumulation     Accumulation      Accumulation
                                                      Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                       Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------------
AST J.P. Morgan Strategic Opportunities Portfolio
   05/01/2009 to 12/31/2009                             $10.07957        $11.60666            0
   01/01/2010 to 12/31/2010                             $11.60666        $12.10466            0
   01/01/2011 to 12/31/2011                             $12.10466        $11.79109            0
   01/01/2012 to 12/31/2012                             $11.79109        $12.68594            0
   01/01/2013 to 12/31/2013                             $12.68594        $13.68804            0
   01/01/2014 to 12/31/2014                             $13.68804        $14.02646            0
---------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Growth Portfolio
   11/16/2009* to 12/31/2009                            $10.08304        $10.27439            0
   01/01/2010 to 12/31/2010                             $10.27439        $11.11435            0
   01/01/2011 to 12/31/2011                             $11.11435        $10.87276            0
   01/01/2012 to 12/31/2012                             $10.87276        $12.16988            0
   01/01/2013 to 12/31/2013                             $12.16988        $16.14257            0
   01/01/2014 to 12/31/2014                             $16.14257        $17.17794            0
---------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
   05/01/2009 to 12/31/2009                             $10.06244        $12.66734            0
   01/01/2010 to 12/31/2010                             $12.66734        $13.92984            0
   01/01/2011 to 12/31/2011                             $13.92984        $12.97090            0
   01/01/2012 to 12/31/2012                             $12.97090        $14.73258            0
   01/01/2013 to 12/31/2013                             $14.73258        $20.02383            0
   01/01/2014 to 12/31/2014                             $20.02383        $22.13361            0
---------------------------------------------------------------------------------------------------------
AST Loomis Sayles Large-Cap Growth Portfolio
   05/01/2009 to 12/31/2009                             $10.00707        $12.64957            0
   01/01/2010 to 12/31/2010                             $12.64957        $14.72094            0
   01/01/2011 to 12/31/2011                             $14.72094        $14.17532            0
   01/01/2012 to 12/31/2012                             $14.17532        $15.46416            0
   01/01/2013 to 12/31/2013                             $15.46416        $20.52977            0
   01/01/2014 to 12/31/2014                             $20.52977        $22.06313            0
---------------------------------------------------------------------------------------------------------
AST Lord Abbett Core Fixed Income Portfolio
   05/01/2009 to 12/31/2009                             $10.03366        $12.02178            0
   01/01/2010 to 12/31/2010                             $12.02178        $13.24974            0
   01/01/2011 to 12/31/2011                             $13.24974        $14.18626            0
   01/01/2012 to 12/31/2012                             $14.18626        $14.60263            0
   01/01/2013 to 12/31/2013                             $14.60263        $13.90660            0
   01/01/2014 to 12/31/2014                             $13.90660        $14.37752            0
---------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
   05/01/2009 to 12/31/2009                             $10.07221        $13.29655            0
   01/01/2010 to 12/31/2010                             $13.29655        $14.47808            0
   01/01/2011 to 12/31/2011                             $14.47808        $13.62922            0
   01/01/2012 to 12/31/2012                             $13.62922        $16.30048            0
   01/01/2013 to 12/31/2013                             $16.30048        $20.21808            0
   01/01/2014 to 12/31/2014                             $20.21808        $20.36071            0
---------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
   05/01/2009 to 12/31/2009                             $10.02799        $12.08911            0
   01/01/2010 to 12/31/2010                             $12.08911        $13.25000            0
   01/01/2011 to 12/31/2011                             $13.25000        $12.80009            0
   01/01/2012 to 12/31/2012                             $12.80009        $14.56323            0
   01/01/2013 to 12/31/2013                             $14.56323        $19.34720            0
   01/01/2014 to 12/31/2014                             $19.34720        $20.43870            0
---------------------------------------------------------------------------------------------------------
AST MFS Large-Cap Value Portfolio
   08/20/2012* to 12/31/2012                             $9.99765        $10.15145            0
   01/01/2013 to 12/31/2013                             $10.15145        $13.26895            0
   01/01/2014 to 12/31/2014                             $13.26895        $14.21192            0

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
   05/01/2009 to 12/31/2009                               $9.98565        $13.16283            0
   01/01/2010 to 12/31/2010                              $13.16283        $15.81142            0
   01/01/2011 to 12/31/2011                              $15.81142        $14.83547            0
   01/01/2012 to 12/31/2012                              $14.83547        $17.07010            0
   01/01/2013 to 12/31/2013                              $17.07010        $21.96576            0
   01/01/2014 to 12/31/2014                              $21.96576        $24.54110            0
----------------------------------------------------------------------------------------------------------
AST Money Market Portfolio
   05/01/2009 to 12/31/2009                               $9.99944         $9.81616            0
   01/01/2010 to 12/31/2010                               $9.81616         $9.54143            0
   01/01/2011 to 12/31/2011                               $9.54143         $9.27469            0
   01/01/2012 to 12/31/2012                               $9.27469         $9.01310            0
   01/01/2013 to 12/31/2013                               $9.01310         $8.75873            0
   01/01/2014 to 12/31/2014                               $8.75873         $8.51151            0
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
   05/01/2009 to 12/31/2009                              $10.13079        $13.64629            0
   01/01/2010 to 12/31/2010                              $13.64629        $16.36930            0
   01/01/2011 to 12/31/2011                              $16.36930        $15.51279            0
   01/01/2012 to 12/31/2012                              $15.51279        $17.65610            0
   01/01/2013 to 12/31/2013                              $17.65610        $24.36580            0
   01/01/2014 to 12/31/2014                              $24.36580        $27.05234            0
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Core Bond Portfolio
   10/31/2011* to 12/31/2011                             $10.02756        $10.04995            0
   01/01/2012 to 12/31/2012                              $10.04995        $10.24165            0
   01/01/2013 to 12/31/2013                              $10.24165         $9.67055            0
   01/01/2014 to 12/31/2014                               $9.67055         $9.88164            0
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
   05/01/2009 to 12/31/2009                               $9.97656        $12.29968            0
   01/01/2010 to 12/31/2010                              $12.29968        $15.38047            0
   01/01/2011 to 12/31/2011                              $15.38047        $15.19910            0
   01/01/2012 to 12/31/2012                              $15.19910        $16.59818            0
   01/01/2013 to 12/31/2013                              $16.59818        $21.38992            0
   01/01/2014 to 12/31/2014                              $21.38992        $22.43643            0
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
   05/01/2009 to 12/31/2009                               $9.93439        $12.00425            0
   01/01/2010 to 12/31/2010                              $12.00425        $14.02996            0
   01/01/2011 to 04/29/2011                              $14.02996        $15.67541            0
----------------------------------------------------------------------------------------------------------
AST New Discovery Asset Allocation Portfolio
   04/30/2012* to 12/31/2012                              $9.99765        $10.24017            0
   01/01/2013 to 12/31/2013                              $10.24017        $11.83336            0
   01/01/2014 to 12/31/2014                              $11.83336        $12.09032            0
----------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
   05/01/2009 to 12/31/2009                              $10.05416        $14.71971            0
   01/01/2010 to 12/31/2010                              $14.71971        $17.49023            0
   01/01/2011 to 12/31/2011                              $17.49023        $13.55149            0
   01/01/2012 to 12/31/2012                              $13.55149        $15.52943            0
   01/01/2013 to 12/31/2013                              $15.52943        $15.12468            0
   01/01/2014 to 12/31/2014                              $15.12468        $14.00935            0
----------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
   05/01/2009 to 12/31/2009                               $9.99033        $10.42901            0
   01/01/2010 to 12/31/2010                              $10.42901        $10.52983            0
   01/01/2011 to 12/31/2011                              $10.52983        $10.46322            0
   01/01/2012 to 12/31/2012                              $10.46322        $10.64484            0
   01/01/2013 to 12/31/2013                              $10.64484        $10.11956            0
   01/01/2014 to 12/31/2014                              $10.11956         $9.82434            0

                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
   05/01/2009 to 12/31/2009                                 $9.98221        $10.99354            0
   01/01/2010 to 12/31/2010                                $10.99354        $11.50780            0
   01/01/2011 to 12/31/2011                                $11.50780        $11.53902            0
   01/01/2012 to 12/31/2012                                $11.53902        $12.25803            0
   01/01/2013 to 12/31/2013                                $12.25803        $11.69316            0
   01/01/2014 to 12/31/2014                                $11.69316        $11.84391            0
------------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
   05/01/2009 to 12/31/2009                                $10.02077        $11.54708            0
   01/01/2010 to 12/31/2010                                $11.54708        $12.40754            0
   01/01/2011 to 12/31/2011                                $12.40754        $12.17807            0
   01/01/2012 to 12/31/2012                                $12.17807        $13.06141            0
   01/01/2013 to 12/31/2013                                $13.06141        $13.86201            0
   01/01/2014 to 12/31/2014                                $13.86201        $14.24870            0
------------------------------------------------------------------------------------------------------------
AST Prudential Core Bond Portfolio
   10/31/2011* to 12/31/2011                               $10.01757        $10.04986            0
   01/01/2012 to 12/31/2012                                $10.04986        $10.46000            0
   01/01/2013 to 12/31/2013                                $10.46000         $9.92974            0
   01/01/2014 to 12/31/2014                                 $9.92974        $10.23432            0
------------------------------------------------------------------------------------------------------------
AST Prudential Growth Allocation Portfolio
   05/01/2009 to 12/31/2009                                 $9.98495        $12.09369            0
   01/01/2010 to 12/31/2010                                $12.09369        $13.98776            0
   01/01/2011 to 12/31/2011                                $13.98776        $12.74878            0
   01/01/2012 to 12/31/2012                                $12.74878        $13.98899            0
   01/01/2013 to 12/31/2013                                $13.98899        $15.90873            0
   01/01/2014 to 12/31/2014                                $15.90873        $16.88166            0
------------------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha Portfolio
   05/01/2009 to 12/31/2009                                $10.07694        $12.74055            0
   01/01/2010 to 12/31/2010                                $12.74055        $14.24442            0
   01/01/2011 to 12/31/2011                                $14.24442        $14.32167            0
   01/01/2012 to 12/31/2012                                $14.32167        $16.53384            0
   01/01/2013 to 12/31/2013                                $16.53384        $21.27773            0
   01/01/2014 to 12/31/2014                                $21.27773        $24.23655            0
------------------------------------------------------------------------------------------------------------
AST Quantitative Modeling Portfolio
   05/02/2011* to 12/31/2011                                $9.99765         $8.82850            0
   01/01/2012 to 12/31/2012                                 $8.82850         $9.70769            0
   01/01/2013 to 12/31/2013                                 $9.70769        $11.54674            0
   01/01/2014 to 12/31/2014                                $11.54674        $11.95019            0
------------------------------------------------------------------------------------------------------------
AST RCM World Trends Portfolio
   05/01/2009 to 12/31/2009                                $10.03965        $11.87597            0
   01/01/2010 to 12/31/2010                                $11.87597        $12.91640            0
   01/01/2011 to 12/31/2011                                $12.91640        $12.32446            0
   01/01/2012 to 12/31/2012                                $12.32446        $13.20741            0
   01/01/2013 to 12/31/2013                                $13.20741        $14.43128            0
   01/01/2014 to 12/31/2014                                $14.43128        $14.74466            0
------------------------------------------------------------------------------------------------------------
AST Schroders Global Tactical Portfolio
   05/01/2009 to 12/31/2009                                $10.05220        $12.27924            0
   01/01/2010 to 12/31/2010                                $12.27924        $13.64429            0
   01/01/2011 to 12/31/2011                                $13.64429        $12.94307            0
   01/01/2012 to 12/31/2012                                $12.94307        $14.57729            0
   01/01/2013 to 12/31/2013                                $14.57729        $16.72443            0
   01/01/2014 to 12/31/2014                                $16.72443        $17.13531            0
------------------------------------------------------------------------------------------------------------
AST Schroders Multi-Asset World Strategies Portfolio
   05/01/2009 to 12/31/2009                                $10.08060        $12.32126            0
   01/01/2010 to 12/31/2010                                $12.32126        $13.38790            0
   01/01/2011 to 12/31/2011                                $13.38790        $12.57086            0
   01/01/2012 to 12/31/2012                                $12.57086        $13.57596            0
   01/01/2013 to 12/31/2013                                $13.57596        $15.09272            0
   01/01/2014 to 12/31/2014                                $15.09272        $15.11198            0

                                                                                            Number of
                                                        Accumulation     Accumulation      Accumulation
                                                        Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                         Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Opportunities Portfolio
formerly, AST Federated Aggressive Growth Portfolio
   05/01/2009 to 12/31/2009                                $9.98042        $12.91660            0
   01/01/2010 to 12/31/2010                               $12.91660        $16.63763            0
   01/01/2011 to 12/31/2011                               $16.63763        $14.04858            0
   01/01/2012 to 12/31/2012                               $14.04858        $16.39181            0
   01/01/2013 to 12/31/2013                               $16.39181        $22.43028            0
   01/01/2014 to 12/31/2014                               $22.43028        $22.87415            0
-----------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
   05/01/2009 to 12/31/2009                               $10.00810        $13.06654            0
   01/01/2010 to 12/31/2010                               $13.06654        $17.32244            0
   01/01/2011 to 12/31/2011                               $17.32244        $16.66943            0
   01/01/2012 to 12/31/2012                               $16.66943        $18.17032            0
   01/01/2013 to 12/31/2013                               $18.17032        $23.86865            0
   01/01/2014 to 12/31/2014                               $23.86865        $24.08073            0
-----------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
   05/01/2009 to 12/31/2009                                $9.97538        $12.87485            0
   01/01/2010 to 12/31/2010                               $12.87485        $15.76419            0
   01/01/2011 to 12/31/2011                               $15.76419        $14.40425            0
   01/01/2012 to 12/31/2012                               $14.40425        $16.53902            0
   01/01/2013 to 12/31/2013                               $16.53902        $22.08384            0
   01/01/2014 to 12/31/2014                               $22.08384        $22.59116            0
-----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
   05/01/2009 to 12/31/2009                               $10.03813        $12.08319            0
   01/01/2010 to 12/31/2010                               $12.08319        $13.09667            0
   01/01/2011 to 12/31/2011                               $13.09667        $12.98015            0
   01/01/2012 to 12/31/2012                               $12.98015        $14.31545            0
   01/01/2013 to 12/31/2013                               $14.31545        $16.25325            0
   01/01/2014 to 12/31/2014                               $16.25325        $16.72315            0
-----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Equity Income Portfolio
   05/01/2009 to 12/31/2009                               $10.09989        $12.83749            0
   01/01/2010 to 12/31/2010                               $12.83749        $14.12750            0
   01/01/2011 to 12/31/2011                               $14.12750        $13.50429            0
   01/01/2012 to 12/31/2012                               $13.50429        $15.38632            0
   01/01/2013 to 12/31/2013                               $15.38632        $19.39084            0
   01/01/2014 to 12/31/2014                               $19.39084        $20.25061            0
-----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
   05/01/2009 to 12/31/2009                                $9.98673        $13.09243            0
   01/01/2010 to 12/31/2010                               $13.09243        $14.73465            0
   01/01/2011 to 12/31/2011                               $14.73465        $14.07669            0
   01/01/2012 to 12/31/2012                               $14.07669        $16.08382            0
   01/01/2013 to 12/31/2013                               $16.08382        $22.51143            0
   01/01/2014 to 12/31/2014                               $22.51143        $23.70165            0
-----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
   05/01/2009 to 12/31/2009                               $10.30083        $13.68396            0
   01/01/2010 to 12/31/2010                               $13.68396        $16.01795            0
   01/01/2011 to 12/31/2011                               $16.01795        $13.24408            0
   01/01/2012 to 12/31/2012                               $13.24408        $13.33507            0
   01/01/2013 to 12/31/2013                               $13.33507        $14.95188            0
   01/01/2014 to 12/31/2014                               $14.95188        $13.31479            0
-----------------------------------------------------------------------------------------------------------
AST Templeton Global Bond Portfolio
   05/01/2009 to 12/31/2009                               $10.01714        $11.04760            0
   01/01/2010 to 12/31/2010                               $11.04760        $11.35239            0
   01/01/2011 to 12/31/2011                               $11.35239        $11.48755            0
   01/01/2012 to 12/31/2012                               $11.48755        $11.74613            0
   01/01/2013 to 12/31/2013                               $11.74613        $10.98621            0
   01/01/2014 to 12/31/2014                               $10.98621        $10.73552            0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST Wellington Management Hedged Equity Portfolio
   05/01/2009 to 12/31/2009                                 $10.06152        $12.69747            0
   01/01/2010 to 12/31/2010                                 $12.69747        $14.14542            0
   01/01/2011 to 12/31/2011                                 $14.14542        $13.27174            0
   01/01/2012 to 12/31/2012                                 $13.27174        $14.31613            0
   01/01/2013 to 12/31/2013                                 $14.31613        $16.76462            0
   01/01/2014 to 12/31/2014                                 $16.76462        $17.18818            0
-------------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
   05/01/2009 to 12/31/2009                                  $9.98889        $10.70164            0
   01/01/2010 to 12/31/2010                                 $10.70164        $11.21061            0
   01/01/2011 to 12/31/2011                                 $11.21061        $11.55121            0
   01/01/2012 to 12/31/2012                                 $11.55121        $12.10600            0
   01/01/2013 to 12/31/2013                                 $12.10600        $11.58872            0
   01/01/2014 to 12/31/2014                                 $11.58872        $12.07215            0
-------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
   05/01/2009 to 12/31/2009                                 $10.07039        $12.75935            0
   01/01/2010 to 12/31/2010                                 $12.75935        $13.66917            0
   01/01/2011 to 12/31/2011                                 $13.66917        $13.06198            0
   01/01/2012 to 09/21/2012                                 $13.06198        $14.50674            0
-------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods Portfolio
   05/01/2009 to 12/31/2009                                 $10.02904        $12.50502            0
   01/01/2010 to 12/31/2010                                 $12.50502        $14.26218            0
   01/01/2011 to 12/31/2011                                 $14.26218        $14.82312            0
   01/01/2012 to 12/31/2012                                 $14.82312        $15.96795            0
   01/01/2013 to 12/31/2013                                 $15.96795        $19.93235            0
   01/01/2014 to 12/31/2014                                 $19.93235        $21.35087            0
-------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services
   05/01/2009 to 12/31/2009                                  $9.95189        $12.24301            0
   01/01/2010 to 12/31/2010                                 $12.24301        $14.44258            0
   01/01/2011 to 12/31/2011                                 $14.44258        $14.80748            0
   01/01/2012 to 12/31/2012                                 $14.80748        $17.56854            0
   01/01/2013 to 12/31/2013                                 $17.56854        $23.87976            0
   01/01/2014 to 12/31/2014                                 $23.87976        $26.09734            0
-------------------------------------------------------------------------------------------------------------
ProFund VP Financials
   05/01/2009 to 12/31/2009                                  $9.82693        $12.81388            0
   01/01/2010 to 12/31/2010                                 $12.81388        $13.81337            0
   01/01/2011 to 12/31/2011                                 $13.81337        $11.56703            0
   01/01/2012 to 12/31/2012                                 $11.56703        $14.01964            0
   01/01/2013 to 12/31/2013                                 $14.01964        $17.99444            0
   01/01/2014 to 12/31/2014                                 $17.99444        $19.74534            0
-------------------------------------------------------------------------------------------------------------
ProFund VP Health Care
   05/01/2009 to 12/31/2009                                  $9.97635        $12.72057            0
   01/01/2010 to 12/31/2010                                 $12.72057        $12.71326            0
   01/01/2011 to 12/31/2011                                 $12.71326        $13.60450            0
   01/01/2012 to 12/31/2012                                 $13.60450        $15.52058            0
   01/01/2013 to 12/31/2013                                 $15.52058        $21.07938            0
   01/01/2014 to 12/31/2014                                 $21.07938        $25.33930            0
-------------------------------------------------------------------------------------------------------------
ProFund VP Industrials
   05/01/2009 to 12/31/2009                                 $10.11148        $12.71578            0
   01/01/2010 to 12/31/2010                                 $12.71578        $15.29182            0
   01/01/2011 to 12/31/2011                                 $15.29182        $14.59565            0
   01/01/2012 to 12/31/2012                                 $14.59565        $16.42366            0
   01/01/2013 to 12/31/2013                                 $16.42366        $22.05529            0
   01/01/2014 to 12/31/2014                                 $22.05529        $22.62802            0

                                                                      Number of
                                  Accumulation     Accumulation      Accumulation
                                  Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                   Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth
   05/01/2009 to 12/31/2009         $10.06836        $12.57847            0
   01/01/2010 to 12/31/2010         $12.57847        $13.83525            0
   01/01/2011 to 12/31/2011         $13.83525        $13.86631            0
   01/01/2012 to 12/31/2012         $13.86631        $15.18778            0
   01/01/2013 to 12/31/2013         $15.18778        $19.28522            0
   01/01/2014 to 12/31/2014         $19.28522        $21.16369            0
-------------------------------------------------------------------------------------
ProFund VP Large-Cap Value
   05/01/2009 to 12/31/2009         $10.03414        $12.63385            0
   01/01/2010 to 12/31/2010         $12.63385        $13.86050            0
   01/01/2011 to 12/31/2011         $13.86050        $13.29753            0
   01/01/2012 to 12/31/2012         $13.29753        $14.91410            0
   01/01/2013 to 12/31/2013         $14.91410        $18.82574            0
   01/01/2014 to 12/31/2014         $18.82574        $20.21074            0
-------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth
   05/01/2009 to 12/31/2009          $9.99439        $12.60085            0
   01/01/2010 to 12/31/2010         $12.60085        $15.72547            0
   01/01/2011 to 12/31/2011         $15.72547        $14.84004            0
   01/01/2012 to 12/31/2012         $14.84004        $16.63844            0
   01/01/2013 to 12/31/2013         $16.63844        $21.10472            0
   01/01/2014 to 12/31/2014         $21.10472        $21.71722            0
-------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value
   05/01/2009 to 12/31/2009          $9.91638        $12.70211            0
   01/01/2010 to 12/31/2010         $12.70211        $14.86840            0
   01/01/2011 to 12/31/2011         $14.86840        $13.88234            0
   01/01/2012 to 12/31/2012         $13.88234        $15.72438            0
   01/01/2013 to 12/31/2013         $15.72438        $20.19495            0
   01/01/2014 to 12/31/2014         $20.19495        $21.62386            0
-------------------------------------------------------------------------------------
ProFund VP Real Estate
   05/01/2009 to 12/31/2009          $9.61564        $13.95759            0
   01/01/2010 to 12/31/2010         $13.95759        $16.91315            0
   01/01/2011 to 12/31/2011         $16.91315        $17.21747            0
   01/01/2012 to 12/31/2012         $17.21747        $19.60364            0
   01/01/2013 to 12/31/2013         $19.60364        $19.06775            0
   01/01/2014 to 12/31/2014         $19.06775        $23.16556            0
-------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth
   05/01/2009 to 12/31/2009         $10.01013        $12.51942            0
   01/01/2010 to 12/31/2010         $12.51942        $15.29615            0
   01/01/2011 to 12/31/2011         $15.29615        $15.05556            0
   01/01/2012 to 12/31/2012         $15.05556        $16.45601            0
   01/01/2013 to 12/31/2013         $16.45601        $22.45668            0
   01/01/2014 to 12/31/2014         $22.45668        $22.29683            0
-------------------------------------------------------------------------------------
ProFund VP Small-Cap Value
   05/01/2009 to 12/31/2009          $9.95996        $12.34178            0
   01/01/2010 to 12/31/2010         $12.34178        $14.64461            0
   01/01/2011 to 12/31/2011         $14.64461        $13.64804            0
   01/01/2012 to 12/31/2012         $13.64804        $15.40483            0
   01/01/2013 to 12/31/2013         $15.40483        $20.61043            0
   01/01/2014 to 12/31/2014         $20.61043        $21.19319            0
-------------------------------------------------------------------------------------
ProFund VP Telecommunications
   05/01/2009 to 12/31/2009         $10.15330        $10.96627            0
   01/01/2010 to 12/31/2010         $10.96627        $12.32862            0
   01/01/2011 to 12/31/2011         $12.32862        $12.20506            0
   01/01/2012 to 12/31/2012         $12.20506        $13.81886            0
   01/01/2013 to 12/31/2013         $13.81886        $15.04964            0
   01/01/2014 to 12/31/2014         $15.04964        $14.70751            0

                                                                      Number of
                                  Accumulation     Accumulation      Accumulation
                                  Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                   Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------
ProFund VP Utilities
   05/01/2009 to 12/31/2009         $10.23430        $12.19207            0
   01/01/2010 to 12/31/2010         $12.19207        $12.55320            0
   01/01/2011 to 12/31/2011         $12.55320        $14.33578            0
   01/01/2012 to 12/31/2012         $14.33578        $13.94988            0
   01/01/2013 to 12/31/2013         $13.94988        $15.36087            0
   01/01/2014 to 12/31/2014         $15.36087        $18.79146            0

 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES
                        Allstate Life Insurance Company
                                   Prospectus

           ACCUMULATION UNIT VALUES: Basic Death Benefit Only (1.55%)

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
   07/30/2007* to 12/31/2007                             $10.09316        $10.43911           1,324
   01/01/2008 to 12/31/2008                              $10.43911         $7.00760          10,284
   01/01/2009 to 12/31/2009                               $7.00760         $8.58135           6,949
   01/01/2010 to 12/31/2010                               $8.58135         $9.46122           6,902
   01/01/2011 to 12/31/2011                               $9.46122         $9.06902           4,347
   01/01/2012 to 12/31/2012                               $9.06902        $10.05242           5,603
   01/01/2013 to 12/31/2013                              $10.05242        $10.88611           5,256
   01/01/2014 to 12/31/2014                              $10.88611        $11.12914           4,925
----------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
   07/30/2007* to 12/31/2007                             $10.11481        $10.49004           7,472
   01/01/2008 to 12/31/2008                              $10.49004         $7.25107           7,303
   01/01/2009 to 12/31/2009                               $7.25107         $9.01107           6,979
   01/01/2010 to 12/31/2010                               $9.01107        $10.08963           6,530
   01/01/2011 to 12/31/2011                              $10.08963         $9.94665           6,049
   01/01/2012 to 12/31/2012                               $9.94665        $11.13131           5,698
   01/01/2013 to 12/31/2013                              $11.13131        $12.77596           5,394
   01/01/2014 to 12/31/2014                              $12.77596        $13.34913           5,055
----------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
   07/30/2007* to 12/31/2007                             $10.06622         $9.56427               0
   01/01/2008 to 12/31/2008                               $9.56427         $6.14588               0
   01/01/2009 to 12/31/2009                               $6.14588         $7.12761               0
   01/01/2010 to 12/31/2010                               $7.12761         $7.99037               0
   01/01/2011 to 12/31/2011                               $7.99037         $8.14945               0
   01/01/2012 to 05/04/2012                               $8.14945         $8.85864               0
----------------------------------------------------------------------------------------------------------
AST AQR Emerging Markets Equity Portfolio
   02/25/2013* to 12/31/2013                              $9.99873        $10.10606               0
   01/01/2014 to 12/31/2014                              $10.10606         $9.64051               0
----------------------------------------------------------------------------------------------------------
AST AQR Large-Cap Portfolio
   04/29/2013* to 12/31/2013                              $9.99873        $11.64708               0
   01/01/2014 to 12/31/2014                              $11.64708        $12.97950               0
----------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
   07/30/2007* to 12/31/2007                             $10.07693        $10.44975               0
   01/01/2008 to 12/31/2008                              $10.44975         $7.33671           9,631
   01/01/2009 to 12/31/2009                               $7.33671         $8.90768          24,440
   01/01/2010 to 12/31/2010                               $8.90768         $9.85156          22,514
   01/01/2011 to 12/31/2011                               $9.85156         $9.58321          20,640
   01/01/2012 to 12/31/2012                               $9.58321        $10.61385          21,641
   01/01/2013 to 12/31/2013                              $10.61385        $12.29607          28,077
   01/01/2014 to 12/31/2014                              $12.29607        $12.89780          21,235

                                                                                            Number of
                                                        Accumulation     Accumulation      Accumulation
                                                        Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                         Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------------------
AST BlackRock Global Strategies Portfolio
   05/02/2011* to 12/31/2011                               $9.99873         $9.17451               0
   01/01/2012 to 12/31/2012                                $9.17451        $10.10866           1,711
   01/01/2013 to 12/31/2013                               $10.10866        $11.03447           1,711
   01/01/2014 to 12/31/2014                               $11.03447        $11.39774           1,711
-----------------------------------------------------------------------------------------------------------
AST BlackRock iShares ETF Portfolio
   04/29/2013* to 12/31/2013                               $9.99873        $10.50901               0
   01/01/2014 to 12/31/2014                               $10.50901        $10.71866               0
-----------------------------------------------------------------------------------------------------------
AST Boston Partners Large-Cap Value Portfolio
formerly, AST Jennison Large-Cap Value Portfolio
   11/16/2009* to 12/31/2009                              $10.14551        $10.30205               0
   01/01/2010 to 12/31/2010                               $10.30205        $11.53687               0
   01/01/2011 to 12/31/2011                               $11.53687        $10.69369               0
   01/01/2012 to 12/31/2012                               $10.69369        $11.92349               0
   01/01/2013 to 12/31/2013                               $11.92349        $15.43150               0
   01/01/2014 to 12/31/2014                               $15.43150        $16.75559               0
-----------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
   07/30/2007* to 12/31/2007                              $10.11628        $10.42459           2,698
   01/01/2008 to 12/31/2008                               $10.42459         $6.67869          25,928
   01/01/2009 to 12/31/2009                                $6.67869         $8.24234          35,983
   01/01/2010 to 12/31/2010                                $8.24234         $9.20191          37,986
   01/01/2011 to 12/31/2011                                $9.20191         $8.84158          28,946
   01/01/2012 to 12/31/2012                                $8.84158         $9.90108          32,066
   01/01/2013 to 12/31/2013                                $9.90108        $11.96109          34,486
   01/01/2014 to 12/31/2014                               $11.96109        $12.60216           9,341
-----------------------------------------------------------------------------------------------------------
AST ClearBridge Dividend Growth Portfolio
   02/25/2013* to 12/31/2013                               $9.99873        $11.67531               0
   01/01/2014 to 12/31/2014                               $11.67531        $13.06149               0
-----------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
   07/30/2007* to 12/31/2007                              $10.10602         $9.37269               0
   01/01/2008 to 12/31/2008                                $9.37269         $5.99440               0
   01/01/2009 to 12/31/2009                                $5.99440         $7.78738               0
   01/01/2010 to 12/31/2010                                $7.78738         $9.86859               0
   01/01/2011 to 12/31/2011                                $9.86859        $10.35842               0
   01/01/2012 to 12/31/2012                               $10.35842        $11.76542               0
   01/01/2013 to 12/31/2013                               $11.76542        $11.94860               0
   01/01/2014 to 12/31/2014                               $11.94860        $15.40330               0
-----------------------------------------------------------------------------------------------------------
AST DeAm Small-Cap Value Portfolio
   07/30/2007* to 12/31/2007                              $10.12746         $8.83938               0
   01/01/2008 to 07/18/2008                                $8.83938         $8.10455               0
-----------------------------------------------------------------------------------------------------------
AST Defensive Asset Allocation Portfolio
   04/29/2013* to 12/31/2013                               $9.99873         $9.69753               0
   01/01/2014 to 12/31/2014                                $9.69753        $10.03659               0
-----------------------------------------------------------------------------------------------------------
AST FI Pyramis Quantitative Portfolio
formerly, AST First Trust Balanced Target Portfolio
   07/30/2007* to 12/31/2007                              $10.08899        $10.43379               0
   01/01/2008 to 12/31/2008                               $10.43379         $6.73104               0
   01/01/2009 to 12/31/2009                                $6.73104         $8.20908               0
   01/01/2010 to 12/31/2010                                $8.20908         $9.24467               0
   01/01/2011 to 12/31/2011                                $9.24467         $8.96663               0
   01/01/2012 to 12/31/2012                                $8.96663         $9.76849               0
   01/01/2013 to 12/31/2013                                $9.76849        $11.03914               0
   01/01/2014 to 12/31/2014                               $11.03914        $11.21297               0

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST FI Pyramis(R) Asset Allocation Portfolio
   05/01/2008* to 12/31/2008                                     $10.10364         $7.51318               0
   01/01/2009 to 12/31/2009                                       $7.51318         $8.96901             456
   01/01/2010 to 12/31/2010                                       $8.96901        $10.00863             450
   01/01/2011 to 12/31/2011                                      $10.00863         $9.61221             338
   01/01/2012 to 12/31/2012                                       $9.61221        $10.75575             402
   01/01/2013 to 12/31/2013                                      $10.75575        $12.62750             412
   01/01/2014 to 12/31/2014                                      $12.62750        $13.14567             409
------------------------------------------------------------------------------------------------------------------
AST Focus Four Plus Portfolio
   07/21/2008* to 12/31/2008                                      $9.99874         $7.47737               0
   01/01/2009 to 11/13/2009                                       $7.47737         $8.37215               0
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Allocation Portfolio
   04/30/2012* to 12/31/2012                                      $9.99874        $10.75719          51,190
   01/01/2013 to 12/31/2013                                      $10.75719        $13.18512          43,623
   01/01/2014 to 12/31/2014                                      $13.18512        $13.39624          37,041
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Plus Portfolio
   04/29/2013* to 12/31/2013                                      $9.99873        $10.82569               0
   01/01/2014 to 12/31/2014                                      $10.82569        $10.93306               0
------------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
   07/21/2008* to 12/31/2008                                     $10.17542         $6.11699               0
   01/01/2009 to 12/31/2009                                       $6.11699         $8.13780               0
   01/01/2010 to 12/31/2010                                       $8.13780         $9.63207               0
   01/01/2011 to 12/31/2011                                       $9.63207         $9.00705               0
   01/01/2012 to 12/31/2012                                       $9.00705        $11.24649               0
   01/01/2013 to 12/31/2013                                      $11.24649        $11.55605               0
   01/01/2014 to 12/31/2014                                      $11.55605        $12.96382               0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
   07/30/2007* to 12/31/2007                                     $10.13423        $10.41636               0
   01/01/2008 to 12/31/2008                                      $10.41636         $6.12668               0
   01/01/2009 to 12/31/2009                                       $6.12668         $9.01327               0
   01/01/2010 to 12/31/2010                                       $9.01327         $9.78853               0
   01/01/2011 to 12/31/2011                                       $9.78853         $9.25773               0
   01/01/2012 to 12/31/2012                                       $9.25773        $10.91777               0
   01/01/2013 to 12/31/2013                                      $10.91777        $13.94820               0
   01/01/2014 to 02/07/2014                                      $13.94820        $13.72361               0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Large-Cap Value Portfolio
   07/30/2007* to 12/31/2007                                     $10.07374        $10.21285               0
   01/01/2008 to 12/31/2008                                      $10.21285         $5.96466               0
   01/01/2009 to 12/31/2009                                       $5.96466         $7.00049               0
   01/01/2010 to 12/31/2010                                       $7.00049         $7.78181               0
   01/01/2011 to 12/31/2011                                       $7.78181         $7.24008               0
   01/01/2012 to 12/31/2012                                       $7.24008         $8.53149               0
   01/01/2013 to 12/31/2013                                       $8.53149        $11.21904               0
   01/01/2014 to 12/31/2014                                      $11.21904        $12.49837               0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
   07/30/2007* to 12/31/2007                                     $10.12418        $10.43258               0
   01/01/2008 to 12/31/2008                                      $10.43258         $6.08239               0
   01/01/2009 to 12/31/2009                                       $6.08239         $9.40920               0
   01/01/2010 to 12/31/2010                                       $9.40920        $11.10223               0
   01/01/2011 to 12/31/2011                                      $11.10223        $10.60725               0
   01/01/2012 to 12/31/2012                                      $10.60725        $12.49364               0
   01/01/2013 to 12/31/2013                                      $12.49364        $16.26314               0
   01/01/2014 to 12/31/2014                                      $16.26314        $17.86065               0

                                                                                    Number of
                                                Accumulation     Accumulation      Accumulation
                                                Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                 Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------
AST Goldman Sachs Multi-Asset Portfolio
   05/01/2008* to 12/31/2008                      $10.08931         $7.62225          3,073
   01/01/2009 to 12/31/2009                        $7.62225         $9.26092          2,944
   01/01/2010 to 12/31/2010                        $9.26092        $10.17706          2,923
   01/01/2011 to 12/31/2011                       $10.17706         $9.97083          2,902
   01/01/2012 to 12/31/2012                        $9.97083        $10.81287          2,880
   01/01/2013 to 12/31/2013                       $10.81287        $11.69335          2,859
   01/01/2014 to 12/31/2014                       $11.69335        $11.98005          2,837
---------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
   07/21/2008* to 12/31/2008                      $10.03362         $7.64383              0
   01/01/2009 to 12/31/2009                        $7.64383         $9.54784              0
   01/01/2010 to 12/31/2010                        $9.54784        $11.91840              0
   01/01/2011 to 12/31/2011                       $11.91840        $11.88930              0
   01/01/2012 to 12/31/2012                       $11.88930        $13.54424              0
   01/01/2013 to 12/31/2013                       $13.54424        $18.51382              0
   01/01/2014 to 12/31/2014                       $18.51382        $19.54309              0
---------------------------------------------------------------------------------------------------
AST Herndon Large-Cap Value Portfolio
   07/30/2007* to 12/31/2007                      $10.07799         $9.81944              0
   01/01/2008 to 12/31/2008                        $9.81944         $6.06264              0
   01/01/2009 to 12/31/2009                        $6.06264         $7.06014              0
   01/01/2010 to 12/31/2010                        $7.06014         $7.81735              0
   01/01/2011 to 12/31/2011                        $7.81735         $7.66012              0
   01/01/2012 to 12/31/2012                        $7.66012         $8.55374              0
   01/01/2013 to 12/31/2013                        $8.55374        $11.33984              0
   01/01/2014 to 12/31/2014                       $11.33984        $11.34058              0
---------------------------------------------------------------------------------------------------
AST High Yield Portfolio
   07/30/2007* to 12/31/2007                      $10.01104        $10.53125              0
   01/01/2008 to 12/31/2008                       $10.53125         $7.72141             73
   01/01/2009 to 12/31/2009                        $7.72141        $10.30666              0
   01/01/2010 to 12/31/2010                       $10.30666        $11.51924              0
   01/01/2011 to 12/31/2011                       $11.51924        $11.70330              0
   01/01/2012 to 12/31/2012                       $11.70330        $13.12319              0
   01/01/2013 to 12/31/2013                       $13.12319        $13.85050              0
   01/01/2014 to 12/31/2014                       $13.85050        $13.98757              0
---------------------------------------------------------------------------------------------------
AST International Growth Portfolio
   07/30/2007* to 12/31/2007                      $10.24209        $11.07720              0
   01/01/2008 to 12/31/2008                       $11.07720         $5.42861              0
   01/01/2009 to 12/31/2009                        $5.42861         $7.23201              0
   01/01/2010 to 12/31/2010                        $7.23201         $8.15389              0
   01/01/2011 to 12/31/2011                        $8.15389         $6.99168              0
   01/01/2012 to 12/31/2012                        $6.99168         $8.28682              0
   01/01/2013 to 12/31/2013                        $8.28682         $9.71522              0
   01/01/2014 to 12/31/2014                        $9.71522         $9.03818              0
---------------------------------------------------------------------------------------------------
AST International Value Portfolio
   07/30/2007* to 12/31/2007                      $10.18885        $10.47908              0
   01/01/2008 to 12/31/2008                       $10.47908         $5.77828              0
   01/01/2009 to 12/31/2009                        $5.77828         $7.42535              0
   01/01/2010 to 12/31/2010                        $7.42535         $8.12231              0
   01/01/2011 to 12/31/2011                        $8.12231         $6.99456              0
   01/01/2012 to 12/31/2012                        $6.99456         $8.03619              0
   01/01/2013 to 12/31/2013                        $8.03619         $9.45383              0
   01/01/2014 to 12/31/2014                        $9.45383         $8.68524              0

                                                                                          Number of
                                                      Accumulation     Accumulation      Accumulation
                                                      Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                       Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------------
AST J.P. Morgan Global Thematic Portfolio
   05/01/2008* to 12/31/2008                            $10.11182         $7.14570              0
   01/01/2009 to 12/31/2009                              $7.14570         $8.91286            402
   01/01/2010 to 12/31/2010                              $8.91286         $9.98940            396
   01/01/2011 to 12/31/2011                              $9.98940         $9.78091            298
   01/01/2012 to 12/31/2012                              $9.78091        $10.93943            354
   01/01/2013 to 12/31/2013                             $10.93943        $12.52617            363
   01/01/2014 to 12/31/2014                             $12.52617        $13.11979            360
---------------------------------------------------------------------------------------------------------
AST J.P. Morgan International Equity Portfolio
   07/30/2007* to 12/31/2007                            $10.18226        $10.34967              0
   01/01/2008 to 12/31/2008                             $10.34967         $5.97424              0
   01/01/2009 to 12/31/2009                              $5.97424         $7.99393              0
   01/01/2010 to 12/31/2010                              $7.99393         $8.43618              0
   01/01/2011 to 12/31/2011                              $8.43618         $7.54726              0
   01/01/2012 to 12/31/2012                              $7.54726         $9.05993              0
   01/01/2013 to 12/31/2013                              $9.05993        $10.29186              0
   01/01/2014 to 12/31/2014                             $10.29186         $9.48952              0
---------------------------------------------------------------------------------------------------------
AST J.P. Morgan Strategic Opportunities Portfolio
   07/30/2007* to 12/31/2007                            $10.08324         $9.69913              0
   01/01/2008 to 12/31/2008                              $9.69913         $7.86845          5,562
   01/01/2009 to 12/31/2009                              $7.86845         $9.45436          5,192
   01/01/2010 to 12/31/2010                              $9.45436         $9.99122          5,132
   01/01/2011 to 12/31/2011                              $9.99122         $9.86164          4,893
   01/01/2012 to 12/31/2012                              $9.86164        $10.75175          4,948
   01/01/2013 to 12/31/2013                             $10.75175        $11.75543          4,916
   01/01/2014 to 12/31/2014                             $11.75543        $12.20640          4,871
---------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Growth Portfolio
   11/16/2009* to 12/31/2009                            $10.08412        $10.29225              0
   01/01/2010 to 12/31/2010                             $10.29225        $11.28196              0
   01/01/2011 to 12/31/2011                             $11.28196        $11.18341              0
   01/01/2012 to 12/31/2012                             $11.18341        $12.68468              0
   01/01/2013 to 12/31/2013                             $12.68468        $17.04922              0
   01/01/2014 to 12/31/2014                             $17.04922        $18.38421              0
---------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
   07/30/2007* to 12/31/2007                            $10.09229         $9.56624              0
   01/01/2008 to 12/31/2008                              $9.56624         $5.51161              0
   01/01/2009 to 12/31/2009                              $5.51161         $6.48209              0
   01/01/2010 to 12/31/2010                              $6.48209         $7.22303              0
   01/01/2011 to 12/31/2011                              $7.22303         $6.81520              0
   01/01/2012 to 12/31/2012                              $6.81520         $7.84411              0
   01/01/2013 to 12/31/2013                              $7.84411        $10.80319              0
   01/01/2014 to 12/31/2014                             $10.80319        $12.10047              0
---------------------------------------------------------------------------------------------------------
AST Loomis Sayles Large-Cap Growth Portfolio
   07/30/2007* to 12/31/2007                            $10.13324        $10.83274              0
   01/01/2008 to 12/31/2008                             $10.83274         $6.00981              0
   01/01/2009 to 12/31/2009                              $6.00981         $7.67908              0
   01/01/2010 to 12/31/2010                              $7.67908         $9.05542              0
   01/01/2011 to 12/31/2011                              $9.05542         $8.83575              0
   01/01/2012 to 12/31/2012                              $8.83575         $9.76770              0
   01/01/2013 to 12/31/2013                              $9.76770        $13.13991              0
   01/01/2014 to 12/31/2014                             $13.13991        $14.30928              0

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Lord Abbett Core Fixed Income Portfolio
   07/30/2007* to 12/31/2007                             $10.00720        $10.40502               0
   01/01/2008 to 12/31/2008                              $10.40502         $7.86353               0
   01/01/2009 to 12/31/2009                               $7.86353        $10.42285               0
   01/01/2010 to 12/31/2010                              $10.42285        $11.64044               0
   01/01/2011 to 12/31/2011                              $11.64044        $12.62853               0
   01/01/2012 to 12/31/2012                              $12.62853        $13.17271               0
   01/01/2013 to 12/31/2013                              $13.17271        $12.71186               0
   01/01/2014 to 12/31/2014                              $12.71186        $13.31733               0
----------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
   07/30/2007* to 12/31/2007                             $10.15663        $10.43905               0
   01/01/2008 to 12/31/2008                              $10.43905         $6.78550               0
   01/01/2009 to 12/31/2009                               $6.78550         $8.78700               0
   01/01/2010 to 12/31/2010                               $8.78700         $9.69510               0
   01/01/2011 to 12/31/2011                               $9.69510         $9.24804               0
   01/01/2012 to 12/31/2012                               $9.24804        $11.20815               0
   01/01/2013 to 12/31/2013                              $11.20815        $14.08682               0
   01/01/2014 to 12/31/2014                              $14.08682        $14.37516               0
----------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
   07/30/2007* to 12/31/2007                             $10.10874        $10.77184               0
   01/01/2008 to 12/31/2008                              $10.77184         $6.75648               0
   01/01/2009 to 12/31/2009                               $6.75648         $8.27026               0
   01/01/2010 to 12/31/2010                               $8.27026         $9.18498               0
   01/01/2011 to 12/31/2011                               $9.18498         $8.99100               0
   01/01/2012 to 12/31/2012                               $8.99100        $10.36593               0
   01/01/2013 to 12/31/2013                              $10.36593        $13.95438               0
   01/01/2014 to 12/31/2014                              $13.95438        $14.93795               0
----------------------------------------------------------------------------------------------------------
AST MFS Large-Cap Value Portfolio
   08/20/2012* to 12/31/2012                              $9.99874        $10.20145               0
   01/01/2013 to 12/31/2013                              $10.20145        $13.51173               0
   01/01/2014 to 12/31/2014                              $13.51173        $14.66463               0
----------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
   07/30/2007* to 12/31/2007                             $10.07772         $9.75598               0
   01/01/2008 to 12/31/2008                               $9.75598         $5.94426               0
   01/01/2009 to 12/31/2009                               $5.94426         $8.12969               0
   01/01/2010 to 12/31/2010                               $8.12969         $9.89536               0
   01/01/2011 to 12/31/2011                               $9.89536         $9.40805               0
   01/01/2012 to 12/31/2012                               $9.40805        $10.96961               0
   01/01/2013 to 12/31/2013                              $10.96961        $14.30342               0
   01/01/2014 to 12/31/2014                              $14.30342        $16.19323               0
----------------------------------------------------------------------------------------------------------
AST Money Market Portfolio
   07/30/2007* to 12/31/2007                             $10.00005        $10.13590               0
   01/01/2008 to 12/31/2008                              $10.13590        $10.23157               0
   01/01/2009 to 12/31/2009                              $10.23157        $10.09993           6,801
   01/01/2010 to 12/31/2010                              $10.09993         $9.94783           6,797
   01/01/2011 to 12/31/2011                               $9.94783         $9.79833           6,794
   01/01/2012 to 12/31/2012                               $9.79833         $9.64882           6,790
   01/01/2013 to 12/31/2013                               $9.64882         $9.50145           6,786
   01/01/2014 to 12/31/2014                               $9.50145         $9.35583          10,376
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
   07/30/2007* to 12/31/2007                             $10.10485        $10.03153               0
   01/01/2008 to 12/31/2008                              $10.03153         $5.70384               0
   01/01/2009 to 12/31/2009                               $5.70384         $7.89954               0
   01/01/2010 to 12/31/2010                               $7.89954         $9.60188               0
   01/01/2011 to 12/31/2011                               $9.60188         $9.22041               0
   01/01/2012 to 12/31/2012                               $9.22041        $10.63435               0
   01/01/2013 to 12/31/2013                              $10.63435        $14.87094               0
   01/01/2014 to 12/31/2014                              $14.87094        $16.73040               0

                                                                                         Number of
                                                     Accumulation     Accumulation      Accumulation
                                                     Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                      Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------
AST Neuberger Berman Core Bond Portfolio
   10/31/2011* to 12/31/2011                           $10.02864        $10.07292               0
   01/01/2012 to 12/31/2012                            $10.07292        $10.40201               0
   01/01/2013 to 12/31/2013                            $10.40201         $9.95273               0
   01/01/2014 to 12/31/2014                             $9.95273        $10.30550               0
--------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
   07/30/2007* to 12/31/2007                           $10.15851        $10.50826               0
   01/01/2008 to 12/31/2008                            $10.50826         $5.87924               0
   01/01/2009 to 12/31/2009                             $5.87924         $7.51397               0
   01/01/2010 to 12/31/2010                             $7.51397         $9.52103               0
   01/01/2011 to 12/31/2011                             $9.52103         $9.53380               0
   01/01/2012 to 12/31/2012                             $9.53380        $10.55035               0
   01/01/2013 to 12/31/2013                            $10.55035        $13.77711               0
   01/01/2014 to 12/31/2014                            $13.77711        $14.64369               0
--------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
   07/30/2007* to 12/31/2007                           $10.05153        $11.24534               0
   01/01/2008 to 12/31/2008                            $11.24534         $6.36287               0
   01/01/2009 to 12/31/2009                             $6.36287         $7.67947               0
   01/01/2010 to 12/31/2010                             $7.67947         $9.09464               0
   01/01/2011 to 04/29/2011                             $9.09464        $10.20514               0
--------------------------------------------------------------------------------------------------------
AST New Discovery Asset Allocation Portfolio
   04/30/2012* to 12/31/2012                            $9.99874        $10.33232               0
   01/01/2013 to 12/31/2013                            $10.33232        $12.09877               0
   01/01/2014 to 12/31/2014                            $12.09877        $12.52601               0
--------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
   07/21/2008* to 12/31/2008                           $10.10148         $5.57713               0
   01/01/2009 to 12/31/2009                             $5.57713         $9.14476               0
   01/01/2010 to 12/31/2010                             $9.14476        $11.01039               0
   01/01/2011 to 12/31/2011                            $11.01039         $8.64429               0
   01/01/2012 to 12/31/2012                             $8.64429        $10.03811               0
   01/01/2013 to 12/31/2013                            $10.03811         $9.90675               0
   01/01/2014 to 12/31/2014                             $9.90675         $9.29847               0
--------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
   07/30/2007* to 12/31/2007                            $9.99874        $10.35032               0
   01/01/2008 to 12/31/2008                            $10.35032        $10.30596               0
   01/01/2009 to 12/31/2009                            $10.30596        $11.18662               0
   01/01/2010 to 12/31/2010                            $11.18662        $11.44509               0
   01/01/2011 to 12/31/2011                            $11.44509        $11.52377               0
   01/01/2012 to 12/31/2012                            $11.52377        $11.88007               0
   01/01/2013 to 12/31/2013                            $11.88007        $11.44415             877
   01/01/2014 to 12/31/2014                            $11.44415        $11.25853             768
--------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
   07/30/2007* to 12/31/2007                            $9.99011        $10.61093               0
   01/01/2008 to 12/31/2008                            $10.61093        $10.21282               0
   01/01/2009 to 12/31/2009                            $10.21282        $11.71879               0
   01/01/2010 to 12/31/2010                            $11.71879        $12.43030               0
   01/01/2011 to 12/31/2011                            $12.43030        $12.62952               0
   01/01/2012 to 12/31/2012                            $12.62952        $13.59558               0
   01/01/2013 to 12/31/2013                            $13.59558        $13.14185               0
   01/01/2014 to 12/31/2014                            $13.14185        $13.48846               0
--------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
   07/30/2007* to 12/31/2007                           $10.05250        $10.50026               0
   01/01/2008 to 12/31/2008                            $10.50026         $8.32510             162
   01/01/2009 to 12/31/2009                             $8.32510         $9.84047          69,275
   01/01/2010 to 12/31/2010                             $9.84047        $10.71448          65,748
   01/01/2011 to 12/31/2011                            $10.71448        $10.65598          62,208
   01/01/2012 to 12/31/2012                            $10.65598        $11.58145          58,822
   01/01/2013 to 12/31/2013                            $11.58145        $12.45503          55,645
   01/01/2014 to 12/31/2014                            $12.45503        $12.97297          52,657

                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST Prudential Core Bond Portfolio
   10/31/2011* to 12/31/2011                               $10.01865        $10.07278               0
   01/01/2012 to 12/31/2012                                $10.07278        $10.62380               0
   01/01/2013 to 12/31/2013                                $10.62380        $10.21943               0
   01/01/2014 to 12/31/2014                                $10.21943        $10.67307               0
------------------------------------------------------------------------------------------------------------
AST Prudential Growth Allocation Portfolio
   07/30/2007* to 12/31/2007                               $10.12464        $10.57066             979
   01/01/2008 to 12/31/2008                                $10.57066         $6.17152           1,232
   01/01/2009 to 12/31/2009                                 $6.17152         $7.65577           1,744
   01/01/2010 to 12/31/2010                                 $7.65577         $8.97262           1,020
   01/01/2011 to 12/31/2011                                 $8.97262         $8.28656             764
   01/01/2012 to 12/31/2012                                 $8.28656         $9.21401             886
   01/01/2013 to 12/31/2013                                 $9.21401        $10.61792             853
   01/01/2014 to 12/31/2014                                $10.61792        $11.41722             787
------------------------------------------------------------------------------------------------------------
AST QMA Emerging Markets Equity Portfolio
   02/25/2013* to 12/31/2013                                $9.99873         $9.61260               0
   01/01/2014 to 12/31/2014                                 $9.61260         $9.23230               0
------------------------------------------------------------------------------------------------------------
AST QMA Large-Cap Portfolio
   04/29/2013* to 12/31/2013                                $9.99873        $11.68672               0
   01/01/2014 to 12/31/2014                                $11.68672        $13.26223               0
------------------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha Portfolio
   07/30/2007* to 12/31/2007                               $10.08342         $9.75457               0
   01/01/2008 to 12/31/2008                                 $9.75457         $5.88658               0
   01/01/2009 to 12/31/2009                                 $5.88658         $7.06162               0
   01/01/2010 to 12/31/2010                                 $7.06162         $8.00018               0
   01/01/2011 to 12/31/2011                                 $8.00018         $8.15041               0
   01/01/2012 to 12/31/2012                                 $8.15041         $9.53479               0
   01/01/2013 to 12/31/2013                                 $9.53479        $12.43373               0
   01/01/2014 to 12/31/2014                                $12.43373        $14.35124               0
------------------------------------------------------------------------------------------------------------
AST Quantitative Modeling Portfolio
   05/02/2011* to 12/31/2011                                $9.99873         $8.90735               0
   01/01/2012 to 12/31/2012                                 $8.90735         $9.92508               0
   01/01/2013 to 12/31/2013                                 $9.92508        $11.96239               0
   01/01/2014 to 12/31/2014                                $11.96239        $12.54530               0
------------------------------------------------------------------------------------------------------------
AST RCM World Trends Portfolio
   05/01/2008* to 12/31/2008                               $10.08113         $7.35279           9,552
   01/01/2009 to 12/31/2009                                 $7.35279         $8.93381          14,107
   01/01/2010 to 12/31/2010                                 $8.93381         $9.84577          17,371
   01/01/2011 to 12/31/2011                                 $9.84577         $9.51938          10,322
   01/01/2012 to 12/31/2012                                 $9.51938        $10.33753          13,196
   01/01/2013 to 12/31/2013                                $10.33753        $11.44579          13,955
   01/01/2014 to 12/31/2014                                $11.44579        $11.85021          13,472
------------------------------------------------------------------------------------------------------------
AST Schroders Global Tactical Portfolio
   05/01/2008* to 12/31/2008                               $10.09931         $6.70325               0
   01/01/2009 to 12/31/2009                                 $6.70325         $8.37305             638
   01/01/2010 to 12/31/2010                                 $8.37305         $9.42764               0
   01/01/2011 to 12/31/2011                                 $9.42764         $9.06204               0
   01/01/2012 to 12/31/2012                                 $9.06204        $10.34244               0
   01/01/2013 to 12/31/2013                                $10.34244        $12.02368               0
   01/01/2014 to 12/31/2014                                $12.02368        $12.48309               0
------------------------------------------------------------------------------------------------------------
AST Schroders Multi-Asset World Strategies Portfolio
   07/30/2007* to 12/31/2007                               $10.08218        $10.42431               0
   01/01/2008 to 12/31/2008                                $10.42431         $7.16588               0
   01/01/2009 to 12/31/2009                                 $7.16588         $8.99079               0
   01/01/2010 to 12/31/2010                                 $8.99079         $9.89917               0
   01/01/2011 to 12/31/2011                                 $9.89917         $9.41863               0
   01/01/2012 to 12/31/2012                                 $9.41863        $10.30745               0
   01/01/2013 to 12/31/2013                                $10.30745        $11.61146               0
   01/01/2014 to 12/31/2014                                $11.61146        $11.78111               0

                                                                                            Number of
                                                        Accumulation     Accumulation      Accumulation
                                                        Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                         Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Opportunities Portfolio
formerly, AST Federated Aggressive Growth Portfolio
   07/30/2007* to 12/31/2007                              $10.09535        $10.22055               0
   01/01/2008 to 12/31/2008                               $10.22055         $5.62670               0
   01/01/2009 to 12/31/2009                                $5.62670         $7.35039               0
   01/01/2010 to 12/31/2010                                $7.35039         $9.59387               0
   01/01/2011 to 12/31/2011                                $9.59387         $8.20864               0
   01/01/2012 to 12/31/2012                                $8.20864         $9.70554               0
   01/01/2013 to 12/31/2013                                $9.70554        $13.45770               0
   01/01/2014 to 12/31/2014                               $13.45770        $13.90674               0
-----------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
   07/30/2007* to 12/31/2007                              $10.09683         $9.87668               0
   01/01/2008 to 12/31/2008                                $9.87668         $6.32175               0
   01/01/2009 to 12/31/2009                                $6.32175         $8.33591               0
   01/01/2010 to 12/31/2010                                $8.33591        $11.19796               0
   01/01/2011 to 12/31/2011                               $11.19796        $10.91902               0
   01/01/2012 to 12/31/2012                               $10.91902        $12.06108               0
   01/01/2013 to 12/31/2013                               $12.06108        $16.05422               0
   01/01/2014 to 12/31/2014                               $16.05422        $16.41256               0
-----------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
   07/30/2007* to 12/31/2007                              $10.09296         $9.45982               0
   01/01/2008 to 12/31/2008                                $9.45982         $6.54703               0
   01/01/2009 to 12/31/2009                                $6.54703         $8.18773               0
   01/01/2010 to 12/31/2010                                $8.18773        $10.15835               0
   01/01/2011 to 12/31/2011                               $10.15835         $9.40539               0
   01/01/2012 to 12/31/2012                                $9.40539        $10.94342               0
   01/01/2013 to 12/31/2013                               $10.94342        $14.80658               0
   01/01/2014 to 12/31/2014                               $14.80658        $15.34840               0
-----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
   07/30/2007* to 12/31/2007                              $10.06997        $10.20919          41,225
   01/01/2008 to 12/31/2008                               $10.20919         $7.44504          42,226
   01/01/2009 to 12/31/2009                                $7.44504         $9.10101          48,089
   01/01/2010 to 12/31/2010                                $9.10101         $9.99565          48,044
   01/01/2011 to 12/31/2011                                $9.99565        $10.03835          43,130
   01/01/2012 to 12/31/2012                               $10.03835        $11.21881          42,770
   01/01/2013 to 12/31/2013                               $11.21881        $12.90706          41,483
   01/01/2014 to 12/31/2014                               $12.90706        $13.45705          39,936
-----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Equity Income Portfolio
   07/30/2007* to 12/31/2007                              $10.09107         $9.49128               0
   01/01/2008 to 12/31/2008                                $9.49128         $5.43158               0
   01/01/2009 to 12/31/2009                                $5.43158         $6.62130               0
   01/01/2010 to 12/31/2010                                $6.62130         $7.38366               0
   01/01/2011 to 12/31/2011                                $7.38366         $7.15171               0
   01/01/2012 to 12/31/2012                                $7.15171         $8.25713               0
   01/01/2013 to 12/31/2013                                $8.25713        $10.54461               0
   01/01/2014 to 12/31/2014                               $10.54461        $11.15884               0
-----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
   07/30/2007* to 12/31/2007                              $10.14554        $10.08360               0
   01/01/2008 to 12/31/2008                               $10.08360         $5.90135               0
   01/01/2009 to 12/31/2009                                $5.90135         $8.91275               0
   01/01/2010 to 12/31/2010                                $8.91275        $10.16407               0
   01/01/2011 to 12/31/2011                               $10.16407         $9.83920               0
   01/01/2012 to 12/31/2012                                $9.83920        $11.39212               0
   01/01/2013 to 12/31/2013                               $11.39212        $16.15704               0
   01/01/2014 to 12/31/2014                               $16.15704        $17.23787               0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
   07/30/2007* to 12/31/2007                                $10.18050        $11.64720           2,607
   01/01/2008 to 12/31/2008                                 $11.64720         $5.73614           3,300
   01/01/2009 to 12/31/2009                                  $5.73614         $8.43588           2,609
   01/01/2010 to 12/31/2010                                  $8.43588        $10.00608           2,277
   01/01/2011 to 12/31/2011                                 $10.00608         $8.38336           2,495
   01/01/2012 to 12/31/2012                                  $8.38336         $8.55349           2,515
   01/01/2013 to 12/31/2013                                  $8.55349         $9.71833           2,385
   01/01/2014 to 12/31/2014                                  $9.71833         $8.76979           2,528
-------------------------------------------------------------------------------------------------------------
AST Templeton Global Bond Portfolio
   07/30/2007* to 12/31/2007                                $10.00716        $10.61706               0
   01/01/2008 to 12/31/2008                                 $10.61706        $10.20039               0
   01/01/2009 to 12/31/2009                                 $10.20039        $11.26142               0
   01/01/2010 to 12/31/2010                                 $11.26142        $11.72623               0
   01/01/2011 to 12/31/2011                                 $11.72623        $12.02340               0
   01/01/2012 to 12/31/2012                                 $12.02340        $12.45802               0
   01/01/2013 to 12/31/2013                                 $12.45802        $11.80712               0
   01/01/2014 to 12/31/2014                                 $11.80712        $11.69136               0
-------------------------------------------------------------------------------------------------------------
AST Wellington Management Hedged Equity Portfolio
   07/30/2007* to 12/31/2007                                $10.13031        $10.36456               0
   01/01/2008 to 12/31/2008                                 $10.36456         $5.88617               0
   01/01/2009 to 12/31/2009                                  $5.88617         $7.44422               0
   01/01/2010 to 12/31/2010                                  $7.44422         $8.40339               0
   01/01/2011 to 12/31/2011                                  $8.40339         $7.98925               0
   01/01/2012 to 12/31/2012                                  $7.98925         $8.73290               0
   01/01/2013 to 12/31/2013                                  $8.73290        $10.36258               0
   01/01/2014 to 12/31/2014                                 $10.36258        $10.76586               0
-------------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
   11/19/2007* to 12/31/2007                                 $9.99874         $9.98107               0
   01/01/2008 to 12/31/2008                                  $9.98107         $9.31640               0
   01/01/2009 to 12/31/2009                                  $9.31640        $10.24090               0
   01/01/2010 to 12/31/2010                                 $10.24090        $10.87066               0
   01/01/2011 to 12/31/2011                                 $10.87066        $11.34960               0
   01/01/2012 to 12/31/2012                                 $11.34960        $12.05357               0
   01/01/2013 to 12/31/2013                                 $12.05357        $11.69218               0
   01/01/2014 to 12/31/2014                                 $11.69218        $12.34217               0
-------------------------------------------------------------------------------------------------------------
AST Western Asset Emerging Markets Debt Portfolio
   08/20/2012* to 12/31/2012                                 $9.99874        $10.39032               0
   01/01/2013 to 12/31/2013                                 $10.39032         $9.39916               0
   01/01/2014 to 12/31/2014                                  $9.39916         $9.38077               0
-------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
   05/01/2008* to 12/31/2008                                $10.07814         $6.64837          39,498
   01/01/2009 to 12/31/2009                                  $6.64837         $8.51511          62,284
   01/01/2010 to 12/31/2010                                  $8.51511         $9.24358          55,366
   01/01/2011 to 12/31/2011                                  $9.24358         $8.95042          41,224
   01/01/2012 to 09/21/2012                                  $8.95042        $10.03642               0

 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES
                        Allstate Life Insurance Company
                                   Prospectus

 ACCUMULATION UNIT VALUES: With TrueAccumulation HD 60 bps and Combo 5%/HAV 80
                                  bps (2.95%)

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
   05/01/2009 to 12/31/2009                              $10.02445        $12.14936            0
   01/01/2010 to 12/31/2010                              $12.14936        $13.21280            0
   01/01/2011 to 12/31/2011                              $13.21280        $12.49300            0
   01/01/2012 to 12/31/2012                              $12.49300        $13.65870            0
   01/01/2013 to 12/31/2013                              $13.65870        $14.58998            0
   01/01/2014 to 12/31/2014                              $14.58998        $14.71234            0
----------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
   05/01/2009 to 12/31/2009                              $10.03680        $12.34528            0
   01/01/2010 to 12/31/2010                              $12.34528        $13.63479            0
   01/01/2011 to 12/31/2011                              $13.63479        $13.25903            0
   01/01/2012 to 12/31/2012                              $13.25903        $14.63559            0
   01/01/2013 to 12/31/2013                              $14.63559        $16.56939            0
   01/01/2014 to 12/31/2014                              $16.56939        $17.07692            0
----------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
   05/01/2009 to 12/31/2009                              $10.07546        $12.39306            0
   01/01/2010 to 12/31/2010                              $12.39306        $13.70434            0
   01/01/2011 to 12/31/2011                              $13.70434        $13.78718            0
   01/01/2012 to 05/04/2012                              $13.78718        $14.91640            0
----------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
   05/01/2009 to 12/31/2009                              $10.02327        $11.97506            0
   01/01/2010 to 12/31/2010                              $11.97506        $13.06397            0
   01/01/2011 to 12/31/2011                              $13.06397        $12.53549            0
   01/01/2012 to 12/31/2012                              $12.53549        $13.69410            0
   01/01/2013 to 12/31/2013                              $13.69410        $15.64854            0
   01/01/2014 to 12/31/2014                              $15.64854        $16.19071            0
----------------------------------------------------------------------------------------------------------
AST BlackRock Global Strategies Portfolio
   05/02/2011* to 12/31/2011                              $9.99761         $9.09045            0
   01/01/2012 to 12/31/2012                               $9.09045         $9.87942            0
   01/01/2013 to 12/31/2013                               $9.87942        $10.63737            0
   01/01/2014 to 12/31/2014                              $10.63737        $10.83794            0
----------------------------------------------------------------------------------------------------------
AST BlackRock iShares ETF Portfolio
   04/29/2013* to 12/31/2013                              $9.99761        $10.41119            0
   01/01/2014 to 12/31/2014                              $10.41119        $10.47420            0
----------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2016
   05/01/2009 to 12/31/2009                               $9.93798         $9.55620            0
   01/01/2010 to 12/31/2010                               $9.55620        $10.26367            0
   01/01/2011 to 12/31/2011                              $10.26367        $10.93070            0
   01/01/2012 to 12/31/2012                              $10.93070        $11.05857            0
   01/01/2013 to 12/31/2013                              $11.05857        $10.66719            0
   01/01/2014 to 12/31/2014                              $10.66719        $10.40886            0
----------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2018
   05/01/2009 to 12/31/2009                               $9.92241         $9.62179            0
   01/01/2010 to 12/31/2010                               $9.62179        $10.39111            0
   01/01/2011 to 12/31/2011                              $10.39111        $11.46417            0
   01/01/2012 to 12/31/2012                              $11.46417        $11.77099            0
   01/01/2013 to 12/31/2013                              $11.77099        $11.07378            0
   01/01/2014 to 12/31/2014                              $11.07378        $11.04232            0

                                                                                         Number of
                                                     Accumulation     Accumulation      Accumulation
                                                     Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                      Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2019
   05/01/2009 to 12/31/2009                             $9.90519         $9.52322            0
   01/01/2010 to 12/31/2010                             $9.52322        $10.30078            0
   01/01/2011 to 12/31/2011                            $10.30078        $11.60406            0
   01/01/2012 to 12/31/2012                            $11.60406        $11.93080            0
   01/01/2013 to 12/31/2013                            $11.93080        $11.02845            0
   01/01/2014 to 12/31/2014                            $11.02845        $11.16883            0
--------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2020
   05/01/2009 to 12/31/2009                             $9.88390         $9.19990            0
   01/01/2010 to 12/31/2010                             $9.19990         $9.99438            0
   01/01/2011 to 12/31/2011                             $9.99438        $11.52125            0
   01/01/2012 to 12/31/2012                            $11.52125        $11.89712            0
   01/01/2013 to 12/31/2013                            $11.89712        $10.80270            0
   01/01/2014 to 12/31/2014                            $10.80270        $11.13893            0
--------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2021
   01/04/2010* to 12/31/2010                            $9.99681        $10.88846            0
   01/01/2011 to 12/31/2011                            $10.88846        $12.72379            0
   01/01/2012 to 12/31/2012                            $12.72379        $13.19766            0
   01/01/2013 to 12/31/2013                            $13.19766        $11.92141            0
   01/01/2014 to 12/31/2014                            $11.92141        $12.46869            0
--------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2022
   01/03/2011* to 12/31/2011                            $9.99761        $11.89013            0
   01/01/2012 to 12/31/2012                            $11.89013        $12.22355            0
   01/01/2013 to 12/31/2013                            $12.22355        $10.71566            0
   01/01/2014 to 12/31/2014                            $10.71566        $11.48746            0
--------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2023
   01/03/2012* to 12/31/2012                            $9.99682        $10.28551            0
   01/01/2013 to 12/31/2013                            $10.28551         $8.97126            0
   01/01/2014 to 12/31/2014                             $8.97126         $9.81341            0
--------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2024
   01/02/2013* to 12/31/2013                            $9.99840         $8.65410            0
   01/01/2014 to 12/31/2014                             $8.65410         $9.63232            0
--------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2025
   01/02/2014* to 12/31/2014                            $9.99840        $11.17981            0
--------------------------------------------------------------------------------------------------------
AST Boston Partners Large-Cap Value Portfolio
formerly, AST Jennison Large-Cap Value Portfolio
   11/16/2009* to 12/31/2009                           $10.14438        $10.28358            0
   01/01/2010 to 12/31/2010                            $10.28358        $11.35945            0
   01/01/2011 to 12/31/2011                            $11.35945        $10.38600            0
   01/01/2012 to 12/31/2012                            $10.38600        $11.42237            0
   01/01/2013 to 12/31/2013                            $11.42237        $14.58181            0
   01/01/2014 to 12/31/2014                            $14.58181        $15.61730            0
--------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
   05/01/2009 to 12/31/2009                            $10.03857        $12.24249            0
   01/01/2010 to 12/31/2010                            $12.24249        $13.48193            0
   01/01/2011 to 12/31/2011                            $13.48193        $12.77794            0
   01/01/2012 to 12/31/2012                            $12.77794        $14.11378            0
   01/01/2013 to 12/31/2013                            $14.11378        $16.81801            0
   01/01/2014 to 12/31/2014                            $16.81801        $17.47800            0
--------------------------------------------------------------------------------------------------------
AST ClearBridge Dividend Growth Portfolio
   02/25/2013* to 12/31/2013                            $9.99761        $11.53933            0
   01/01/2014 to 12/31/2014                            $11.53933        $12.73365            0
--------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
   05/01/2009 to 12/31/2009                             $9.61459        $14.43200            0
   01/01/2010 to 12/31/2010                            $14.43200        $18.04037            0
   01/01/2011 to 12/31/2011                            $18.04037        $18.67849            0
   01/01/2012 to 12/31/2012                            $18.67849        $20.92593            0
   01/01/2013 to 12/31/2013                            $20.92593        $20.96220            0
   01/01/2014 to 12/31/2014                            $20.96220        $26.65532            0

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST Defensive Asset Allocation Portfolio
   04/29/2013* to 12/31/2013                                      $9.99761         $9.60721            0
   01/01/2014 to 12/31/2014                                       $9.60721         $9.80768            0
------------------------------------------------------------------------------------------------------------------
AST FI Pyramis Quantitative Portfolio
formerly, AST First Trust Balanced Target Portfolio
   05/01/2009 to 12/31/2009                                      $10.01294        $12.22930            0
   01/01/2010 to 12/31/2010                                      $12.22930        $13.58467            0
   01/01/2011 to 12/31/2011                                      $13.58467        $12.99693            0
   01/01/2012 to 12/31/2012                                      $12.99693        $13.96586            0
   01/01/2013 to 12/31/2013                                      $13.96586        $15.56738            0
   01/01/2014 to 12/31/2014                                      $15.56738        $15.59714            0
------------------------------------------------------------------------------------------------------------------
AST FI Pyramis(R) Asset Allocation Portfolio
   05/01/2009 to 12/31/2009                                      $10.02667        $11.90513            0
   01/01/2010 to 12/31/2010                                      $11.90513        $13.10434            0
   01/01/2011 to 12/31/2011                                      $13.10434        $12.41428            0
   01/01/2012 to 12/31/2012                                      $12.41428        $13.70156            0
   01/01/2013 to 12/31/2013                                      $13.70156        $15.86692            0
   01/01/2014 to 12/31/2014                                      $15.86692        $16.29285            0
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Allocation Portfolio
   04/30/2012* to 12/31/2012                                      $9.99761        $10.65771            0
   01/01/2013 to 12/31/2013                                      $10.65771        $12.88532            0
   01/01/2014 to 12/31/2014                                      $12.88532        $12.91319            0
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Plus Portfolio
   04/29/2013* to 12/31/2013                                      $9.99761        $10.72498            0
   01/01/2014 to 12/31/2014                                      $10.72498        $10.68372            0
------------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
   05/01/2009 to 12/31/2009                                       $9.85920        $13.85898            0
   01/01/2010 to 12/31/2010                                      $13.85898        $16.18066            0
   01/01/2011 to 12/31/2011                                      $16.18066        $14.92497            0
   01/01/2012 to 12/31/2012                                      $14.92497        $18.38161            0
   01/01/2013 to 12/31/2013                                      $18.38161        $18.63024            0
   01/01/2014 to 12/31/2014                                      $18.63024        $20.61531            0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
   05/01/2009 to 12/31/2009                                      $10.04640        $12.76897            0
   01/01/2010 to 12/31/2010                                      $12.76897        $13.67864            0
   01/01/2011 to 12/31/2011                                      $13.67864        $12.76090            0
   01/01/2012 to 12/31/2012                                      $12.76090        $14.84384            0
   01/01/2013 to 12/31/2013                                      $14.84384        $18.70581            0
   01/01/2014 to 02/07/2014                                      $18.70581        $18.37831            0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Large-Cap Value Portfolio
   05/01/2009 to 12/31/2009                                      $10.12441        $12.13759            0
   01/01/2010 to 12/31/2010                                      $12.13759        $13.30864            0
   01/01/2011 to 12/31/2011                                      $13.30864        $12.21384            0
   01/01/2012 to 12/31/2012                                      $12.21384        $14.19577            0
   01/01/2013 to 12/31/2013                                      $14.19577        $18.41365            0
   01/01/2014 to 12/31/2014                                      $18.41365        $20.23400            0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
   05/01/2009 to 12/31/2009                                      $10.05944        $13.41082            0
   01/01/2010 to 12/31/2010                                      $13.41082        $15.60874            0
   01/01/2011 to 12/31/2011                                      $15.60874        $14.71010            0
   01/01/2012 to 12/31/2012                                      $14.71010        $17.08972            0
   01/01/2013 to 12/31/2013                                      $17.08972        $21.94313            0
   01/01/2014 to 12/31/2014                                      $21.94313        $23.77029            0

                                                                                       Number of
                                                   Accumulation     Accumulation      Accumulation
                                                   Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                    Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------
AST Goldman Sachs Multi-Asset Portfolio
   05/01/2009 to 12/31/2009                          $10.02445        $11.79434            0
   01/01/2010 to 12/31/2010                          $11.79434        $12.78461            0
   01/01/2011 to 12/31/2011                          $12.78461        $12.35543            0
   01/01/2012 to 12/31/2012                          $12.35543        $13.21594            0
   01/01/2013 to 12/31/2013                          $13.21594        $14.09741            0
   01/01/2014 to 12/31/2014                          $14.09741        $14.24621            0
------------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
   05/01/2009 to 12/31/2009                           $9.95298        $12.68913            0
   01/01/2010 to 12/31/2010                          $12.68913        $15.62431            0
   01/01/2011 to 12/31/2011                          $15.62431        $15.37426            0
   01/01/2012 to 12/31/2012                          $15.37426        $17.27520            0
   01/01/2013 to 12/31/2013                          $17.27520        $23.29237            0
   01/01/2014 to 12/31/2014                          $23.29237        $24.25242            0
------------------------------------------------------------------------------------------------------
AST Herndon Large-Cap Value Portfolio
   05/01/2009 to 12/31/2009                          $10.09805        $12.68684            0
   01/01/2010 to 12/31/2010                          $12.68684        $13.85625            0
   01/01/2011 to 12/31/2011                          $13.85625        $13.39298            0
   01/01/2012 to 12/31/2012                          $13.39298        $14.75128            0
   01/01/2013 to 12/31/2013                          $14.75128        $19.28986            0
   01/01/2014 to 12/31/2014                          $19.28986        $19.02808            0
------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
   05/01/2009 to 12/31/2009                          $10.01687        $12.44762            0
   01/01/2010 to 12/31/2010                          $12.44762        $13.72269            0
   01/01/2011 to 12/31/2011                          $13.72269        $13.75253            0
   01/01/2012 to 12/31/2012                          $13.75253        $15.21051            0
   01/01/2013 to 12/31/2013                          $15.21051        $15.83487            0
   01/01/2014 to 12/31/2014                          $15.83487        $15.77377            0
------------------------------------------------------------------------------------------------------
AST International Growth Portfolio
   05/01/2009 to 12/31/2009                          $10.14299        $13.19838            0
   01/01/2010 to 12/31/2010                          $13.19838        $14.67845            0
   01/01/2011 to 12/31/2011                          $14.67845        $12.41502            0
   01/01/2012 to 12/31/2012                          $12.41502        $14.51412            0
   01/01/2013 to 12/31/2013                          $14.51412        $16.78430            0
   01/01/2014 to 12/31/2014                          $16.78430        $15.40175            0
------------------------------------------------------------------------------------------------------
AST International Value Portfolio
   05/01/2009 to 12/31/2009                          $10.11749        $13.03087            0
   01/01/2010 to 12/31/2010                          $13.03087        $14.05996            0
   01/01/2011 to 12/31/2011                          $14.05996        $11.94302            0
   01/01/2012 to 12/31/2012                          $11.94302        $13.53418            0
   01/01/2013 to 12/31/2013                          $13.53418        $15.70503            0
   01/01/2014 to 12/31/2014                          $15.70503        $14.23167            0
------------------------------------------------------------------------------------------------------
AST J.P. Morgan Global Thematic Portfolio
   05/01/2009 to 12/31/2009                          $10.04081        $12.18077            0
   01/01/2010 to 12/31/2010                          $12.18077        $13.46612            0
   01/01/2011 to 12/31/2011                          $13.46612        $13.00582            0
   01/01/2012 to 12/31/2012                          $13.00582        $14.34783            0
   01/01/2013 to 12/31/2013                          $14.34783        $16.20522            0
   01/01/2014 to 12/31/2014                          $16.20522        $16.74190            0
------------------------------------------------------------------------------------------------------
AST J.P. Morgan International Equity Portfolio
   05/01/2009 to 12/31/2009                          $10.12715        $13.51438            0
   01/01/2010 to 12/31/2010                          $13.51438        $14.06802            0
   01/01/2011 to 12/31/2011                          $14.06802        $12.41437            0
   01/01/2012 to 12/31/2012                          $12.41437        $14.69929            0
   01/01/2013 to 12/31/2013                          $14.69929        $16.47073            0
   01/01/2014 to 12/31/2014                          $16.47073        $14.97966            0

                                                                                          Number of
                                                      Accumulation     Accumulation      Accumulation
                                                      Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                       Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------------
AST J.P. Morgan Strategic Opportunities Portfolio
   05/01/2009 to 12/31/2009                             $10.07956        $11.60290            0
   01/01/2010 to 12/31/2010                             $11.60290        $12.09485            0
   01/01/2011 to 12/31/2011                             $12.09485        $11.77579            0
   01/01/2012 to 12/31/2012                             $11.77579        $12.66328            0
   01/01/2013 to 12/31/2013                             $12.66328        $13.65692            0
   01/01/2014 to 12/31/2014                             $13.65692        $13.98787            0
---------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Growth Portfolio
   11/16/2009* to 12/31/2009                            $10.08300        $10.27376            0
   01/01/2010 to 12/31/2010                             $10.27376        $11.10839            0
   01/01/2011 to 12/31/2011                             $11.10839        $10.86159            0
   01/01/2012 to 12/31/2012                             $10.86159        $12.15159            0
   01/01/2013 to 12/31/2013                             $12.15159        $16.11041            0
   01/01/2014 to 12/31/2014                             $16.11041        $17.13528            0
---------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
   05/01/2009 to 12/31/2009                             $10.06243        $12.66336            0
   01/01/2010 to 12/31/2010                             $12.66336        $13.91872            0
   01/01/2011 to 12/31/2011                             $13.91872        $12.95425            0
   01/01/2012 to 12/31/2012                             $12.95425        $14.70655            0
   01/01/2013 to 12/31/2013                             $14.70655        $19.97873            0
   01/01/2014 to 12/31/2014                             $19.97873        $22.07307            0
---------------------------------------------------------------------------------------------------------
AST Loomis Sayles Large-Cap Growth Portfolio
   05/01/2009 to 12/31/2009                             $10.00706        $12.64537            0
   01/01/2010 to 12/31/2010                             $12.64537        $14.70877            0
   01/01/2011 to 12/31/2011                             $14.70877        $14.15685            0
   01/01/2012 to 12/31/2012                             $14.15685        $15.43656            0
   01/01/2013 to 12/31/2013                             $15.43656        $20.48326            0
   01/01/2014 to 12/31/2014                             $20.48326        $22.00244            0
---------------------------------------------------------------------------------------------------------
AST Lord Abbett Core Fixed Income Portfolio
   05/01/2009 to 12/31/2009                             $10.03365        $12.01790            0
   01/01/2010 to 12/31/2010                             $12.01790        $13.23903            0
   01/01/2011 to 12/31/2011                             $13.23903        $14.16791            0
   01/01/2012 to 12/31/2012                             $14.16791        $14.57657            0
   01/01/2013 to 12/31/2013                             $14.57657        $13.87514            0
   01/01/2014 to 12/31/2014                             $13.87514        $14.33805            0
---------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
   05/01/2009 to 12/31/2009                             $10.07220        $13.29229            0
   01/01/2010 to 12/31/2010                             $13.29229        $14.46650            0
   01/01/2011 to 12/31/2011                             $14.46650        $13.61174            0
   01/01/2012 to 12/31/2012                             $13.61174        $16.27157            0
   01/01/2013 to 12/31/2013                             $16.27157        $20.17229            0
   01/01/2014 to 12/31/2014                             $20.17229        $20.30472            0
---------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
   05/01/2009 to 12/31/2009                             $10.02798        $12.08504            0
   01/01/2010 to 12/31/2010                             $12.08504        $13.23903            0
   01/01/2011 to 12/31/2011                             $13.23903        $12.78333            0
   01/01/2012 to 12/31/2012                             $12.78333        $14.53713            0
   01/01/2013 to 12/31/2013                             $14.53713        $19.30315            0
   01/01/2014 to 12/31/2014                             $19.30315        $20.38230            0
---------------------------------------------------------------------------------------------------------
AST MFS Large-Cap Value Portfolio
   08/20/2012* to 12/31/2012                             $9.99761        $10.14969            0
   01/01/2013 to 12/31/2013                             $10.14969        $13.26017            0
   01/01/2014 to 12/31/2014                             $13.26017        $14.19565            0

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
   05/01/2009 to 12/31/2009                               $9.98563        $13.15861            0
   01/01/2010 to 12/31/2010                              $13.15861        $15.79869            0
   01/01/2011 to 12/31/2011                              $15.79869        $14.81635            0
   01/01/2012 to 12/31/2012                              $14.81635        $17.03986            0
   01/01/2013 to 12/31/2013                              $17.03986        $21.91606            0
   01/01/2014 to 12/31/2014                              $21.91606        $24.47371            0
----------------------------------------------------------------------------------------------------------
AST Money Market Portfolio
   05/01/2009 to 12/31/2009                               $9.99942         $9.81302            0
   01/01/2010 to 12/31/2010                               $9.81302         $9.53369            0
   01/01/2011 to 12/31/2011                               $9.53369         $9.26266            0
   01/01/2012 to 12/31/2012                               $9.26266         $8.99701            0
   01/01/2013 to 12/31/2013                               $8.99701         $8.73881            0
   01/01/2014 to 12/31/2014                               $8.73881         $8.48801            0
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
   05/01/2009 to 12/31/2009                              $10.13078        $13.64182            0
   01/01/2010 to 12/31/2010                              $13.64182        $16.35611            0
   01/01/2011 to 12/31/2011                              $16.35611        $15.49269            0
   01/01/2012 to 12/31/2012                              $15.49269        $17.62473            0
   01/01/2013 to 12/31/2013                              $17.62473        $24.31064            0
   01/01/2014 to 12/31/2014                              $24.31064        $26.97791            0
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Core Bond Portfolio
   10/31/2011* to 12/31/2011                             $10.02752        $10.04908            0
   01/01/2012 to 12/31/2012                              $10.04908        $10.23567            0
   01/01/2013 to 12/31/2013                              $10.23567         $9.66025            0
   01/01/2014 to 12/31/2014                               $9.66025         $9.86630            0
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
   05/01/2009 to 12/31/2009                               $9.97654        $12.29573            0
   01/01/2010 to 12/31/2010                              $12.29573        $15.36806            0
   01/01/2011 to 12/31/2011                              $15.36806        $15.17956            0
   01/01/2012 to 12/31/2012                              $15.17956        $16.56876            0
   01/01/2013 to 12/31/2013                              $16.56876        $21.34166            0
   01/01/2014 to 12/31/2014                              $21.34166        $22.37483            0
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
   05/01/2009 to 12/31/2009                               $9.93437        $12.00027            0
   01/01/2010 to 12/31/2010                              $12.00027        $14.01859            0
   01/01/2011 to 04/29/2011                              $14.01859        $15.66021            0
----------------------------------------------------------------------------------------------------------
AST New Discovery Asset Allocation Portfolio
   04/30/2012* to 12/31/2012                              $9.99761        $10.23671            0
   01/01/2013 to 12/31/2013                              $10.23671        $11.82376            0
   01/01/2014 to 12/31/2014                              $11.82376        $12.07462            0
----------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
   05/01/2009 to 12/31/2009                              $10.05415        $14.71491            0
   01/01/2010 to 12/31/2010                              $14.71491        $17.47598            0
   01/01/2011 to 12/31/2011                              $17.47598        $13.53385            0
   01/01/2012 to 12/31/2012                              $13.53385        $15.50175            0
   01/01/2013 to 12/31/2013                              $15.50175        $15.09039            0
   01/01/2014 to 12/31/2014                              $15.09039        $13.97077            0
----------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
   05/01/2009 to 12/31/2009                               $9.99032        $10.42561            0
   01/01/2010 to 12/31/2010                              $10.42561        $10.52117            0
   01/01/2011 to 12/31/2011                              $10.52117        $10.44956            0
   01/01/2012 to 12/31/2012                              $10.44956        $10.62564            0
   01/01/2013 to 12/31/2013                              $10.62564        $10.09639            0
   01/01/2014 to 12/31/2014                              $10.09639         $9.79715            0

                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
   05/01/2009 to 12/31/2009                                 $9.98220        $10.98987            0
   01/01/2010 to 12/31/2010                                $10.98987        $11.49843            0
   01/01/2011 to 12/31/2011                                $11.49843        $11.52418            0
   01/01/2012 to 12/31/2012                                $11.52418        $12.23626            0
   01/01/2013 to 12/31/2013                                $12.23626        $11.66678            0
   01/01/2014 to 12/31/2014                                $11.66678        $11.81146            0
------------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
   05/01/2009 to 12/31/2009                                $10.02075        $11.54330            0
   01/01/2010 to 12/31/2010                                $11.54330        $12.39748            0
   01/01/2011 to 12/31/2011                                $12.39748        $12.16233            0
   01/01/2012 to 12/31/2012                                $12.16233        $13.03817            0
   01/01/2013 to 12/31/2013                                $13.03817        $13.83067            0
   01/01/2014 to 12/31/2014                                $13.83067        $14.20958            0
------------------------------------------------------------------------------------------------------------
AST Prudential Core Bond Portfolio
   10/31/2011* to 12/31/2011                               $10.01753        $10.04901            0
   01/01/2012 to 12/31/2012                                $10.04901        $10.45405            0
   01/01/2013 to 12/31/2013                                $10.45405         $9.91913            0
   01/01/2014 to 12/31/2014                                 $9.91913        $10.21849            0
------------------------------------------------------------------------------------------------------------
AST Prudential Growth Allocation Portfolio
   05/01/2009 to 12/31/2009                                 $9.98494        $12.08982            0
   01/01/2010 to 12/31/2010                                $12.08982        $13.97661            0
   01/01/2011 to 12/31/2011                                $13.97661        $12.73239            0
   01/01/2012 to 12/31/2012                                $12.73239        $13.96423            0
   01/01/2013 to 12/31/2013                                $13.96423        $15.87292            0
   01/01/2014 to 12/31/2014                                $15.87292        $16.83545            0
------------------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha Portfolio
   05/01/2009 to 12/31/2009                                $10.07692        $12.73635            0
   01/01/2010 to 12/31/2010                                $12.73635        $14.23284            0
   01/01/2011 to 12/31/2011                                $14.23284        $14.30316            0
   01/01/2012 to 12/31/2012                                $14.30316        $16.50445            0
   01/01/2013 to 12/31/2013                                $16.50445        $21.22950            0
   01/01/2014 to 12/31/2014                                $21.22950        $24.16980            0
------------------------------------------------------------------------------------------------------------
AST Quantitative Modeling Portfolio
   05/02/2011* to 12/31/2011                                $9.99761         $8.82558            0
   01/01/2012 to 12/31/2012                                 $8.82558         $9.69974            0
   01/01/2013 to 12/31/2013                                 $9.69974        $11.53171            0
   01/01/2014 to 12/31/2014                                $11.53171        $11.92884            0
------------------------------------------------------------------------------------------------------------
AST RCM World Trends Portfolio
   05/01/2009 to 12/31/2009                                $10.03963        $11.87204            0
   01/01/2010 to 12/31/2010                                $11.87204        $12.90588            0
   01/01/2011 to 12/31/2011                                $12.90588        $12.30847            0
   01/01/2012 to 12/31/2012                                $12.30847        $13.18387            0
   01/01/2013 to 12/31/2013                                $13.18387        $14.39847            0
   01/01/2014 to 12/31/2014                                $14.39847        $14.70407            0
------------------------------------------------------------------------------------------------------------
AST Schroders Global Tactical Portfolio
   05/01/2009 to 12/31/2009                                $10.05218        $12.27522            0
   01/01/2010 to 12/31/2010                                $12.27522        $13.63321            0
   01/01/2011 to 12/31/2011                                $13.63321        $12.92627            0
   01/01/2012 to 12/31/2012                                $12.92627        $14.55131            0
   01/01/2013 to 12/31/2013                                $14.55131        $16.68642            0
   01/01/2014 to 12/31/2014                                $16.68642        $17.08808            0
------------------------------------------------------------------------------------------------------------
AST Schroders Multi-Asset World Strategies Portfolio
   05/01/2009 to 12/31/2009                                $10.08059        $12.31716            0
   01/01/2010 to 12/31/2010                                $12.31716        $13.37710            0
   01/01/2011 to 12/31/2011                                $13.37710        $12.55463            0
   01/01/2012 to 12/31/2012                                $12.55463        $13.55179            0
   01/01/2013 to 12/31/2013                                $13.55179        $15.05845            0
   01/01/2014 to 12/31/2014                                $15.05845        $15.07040            0

                                                                                            Number of
                                                        Accumulation     Accumulation      Accumulation
                                                        Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                         Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Opportunities Portfolio
formerly, AST Federated Aggressive Growth Portfolio
   05/01/2009 to 12/31/2009                                $9.98041        $12.91235            0
   01/01/2010 to 12/31/2010                               $12.91235        $16.62407            0
   01/01/2011 to 12/31/2011                               $16.62407        $14.03025            0
   01/01/2012 to 12/31/2012                               $14.03025        $16.36244            0
   01/01/2013 to 12/31/2013                               $16.36244        $22.37938            0
   01/01/2014 to 12/31/2014                               $22.37938        $22.81111            0
-----------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
   05/01/2009 to 12/31/2009                               $10.00808        $13.06229            0
   01/01/2010 to 12/31/2010                               $13.06229        $17.30827            0
   01/01/2011 to 12/31/2011                               $17.30827        $16.64771            0
   01/01/2012 to 12/31/2012                               $16.64771        $18.13790            0
   01/01/2013 to 12/31/2013                               $18.13790        $23.81435            0
   01/01/2014 to 12/31/2014                               $23.81435        $24.01423            0
-----------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
   05/01/2009 to 12/31/2009                                $9.97536        $12.87066            0
   01/01/2010 to 12/31/2010                               $12.87066        $15.75132            0
   01/01/2011 to 12/31/2011                               $15.75132        $14.38545            0
   01/01/2012 to 12/31/2012                               $14.38545        $16.50936            0
   01/01/2013 to 12/31/2013                               $16.50936        $22.03350            0
   01/01/2014 to 12/31/2014                               $22.03350        $22.52856            0
-----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
   05/01/2009 to 12/31/2009                               $10.03811        $12.07928            0
   01/01/2010 to 12/31/2010                               $12.07928        $13.08612            0
   01/01/2011 to 12/31/2011                               $13.08612        $12.96345            0
   01/01/2012 to 12/31/2012                               $12.96345        $14.29012            0
   01/01/2013 to 12/31/2013                               $14.29012        $16.21658            0
   01/01/2014 to 12/31/2014                               $16.21658        $16.67733            0
-----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Equity Income Portfolio
   05/01/2009 to 12/31/2009                               $10.09987        $12.83326            0
   01/01/2010 to 12/31/2010                               $12.83326        $14.11612            0
   01/01/2011 to 12/31/2011                               $14.11612        $13.48690            0
   01/01/2012 to 12/31/2012                               $13.48690        $15.35897            0
   01/01/2013 to 12/31/2013                               $15.35897        $19.34688            0
   01/01/2014 to 12/31/2014                               $19.34688        $20.19490            0
-----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
   05/01/2009 to 12/31/2009                                $9.98672        $13.08825            0
   01/01/2010 to 12/31/2010                               $13.08825        $14.72290            0
   01/01/2011 to 12/31/2011                               $14.72290        $14.05856            0
   01/01/2012 to 12/31/2012                               $14.05856        $16.05536            0
   01/01/2013 to 12/31/2013                               $16.05536        $22.46065            0
   01/01/2014 to 12/31/2014                               $22.46065        $23.63680            0
-----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
   05/01/2009 to 12/31/2009                               $10.30081        $13.67952            0
   01/01/2010 to 12/31/2010                               $13.67952        $16.00498            0
   01/01/2011 to 12/31/2011                               $16.00498        $13.22699            0
   01/01/2012 to 12/31/2012                               $13.22699        $13.31136            0
   01/01/2013 to 12/31/2013                               $13.31136        $14.91800            0
   01/01/2014 to 12/31/2014                               $14.91800        $13.27809            0
-----------------------------------------------------------------------------------------------------------
AST Templeton Global Bond Portfolio
   05/01/2009 to 12/31/2009                               $10.01712        $11.04392            0
   01/01/2010 to 12/31/2010                               $11.04392        $11.34320            0
   01/01/2011 to 12/31/2011                               $11.34320        $11.47265            0
   01/01/2012 to 12/31/2012                               $11.47265        $11.72521            0
   01/01/2013 to 12/31/2013                               $11.72521        $10.96116            0
   01/01/2014 to 12/31/2014                               $10.96116        $10.70583            0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST Wellington Management Hedged Equity Portfolio
   05/01/2009 to 12/31/2009                                 $10.06151        $12.69332            0
   01/01/2010 to 12/31/2010                                 $12.69332        $14.13377            0
   01/01/2011 to 12/31/2011                                 $14.13377        $13.25430            0
   01/01/2012 to 12/31/2012                                 $13.25430        $14.29034            0
   01/01/2013 to 12/31/2013                                 $14.29034        $16.72616            0
   01/01/2014 to 12/31/2014                                 $16.72616        $17.14038            0
-------------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
   05/01/2009 to 12/31/2009                                  $9.98887        $10.69801            0
   01/01/2010 to 12/31/2010                                 $10.69801        $11.20141            0
   01/01/2011 to 12/31/2011                                 $11.20141        $11.53616            0
   01/01/2012 to 12/31/2012                                 $11.53616        $12.08439            0
   01/01/2013 to 12/31/2013                                 $12.08439        $11.56241            0
   01/01/2014 to 12/31/2014                                 $11.56241        $12.03889            0
-------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
   05/01/2009 to 12/31/2009                                 $10.07038        $12.75527            0
   01/01/2010 to 12/31/2010                                 $12.75527        $13.65814            0
   01/01/2011 to 12/31/2011                                 $13.65814        $13.04516            0
   01/01/2012 to 09/21/2012                                 $13.04516        $14.48296            0

 *  Denotes the start date of these sub-accounts

              APPENDIX B - CALCULATION OF OPTIONAL DEATH BENEFITS

Examples of Combination 5% Roll-Up and Highest Anniversary Value Death Benefit Calculation

The following are examples of how the Combination 5% Roll-Up and Highest Anniversary Value Death Benefit are calculated. Each example assumes an initial Purchase Payment of $50,000. Each example assumes that there is one Owner who is age 70 on the Issue Date and that all Account Value is maintained in the variable investment options.

Example with market increase and death before Death Benefit Target Date

Assume that the Owner's Account Value has generally been increasing due to positive market performance and that no withdrawals have been made. On the 7/th/ anniversary of the Issue Date we receive due proof of death, at which time the Account Value is $75,000; however, the Anniversary Value on the 5/th/ anniversary of the Issue Date was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Roll-Up Value is equal to initial Purchase Payment accumulated at 5% for 6 years, or $67,005. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit. The Death Benefit would be the Highest Anniversary Value ($90,000) because it is greater than both the Roll-Up Value ($67,005) and the amount that would have been payable under the basic Death Benefit ($75,000).

Example with withdrawals

Assume that the Owner made a withdrawal of $5,000 on the 6/th/ anniversary of the Issue Date when the Account Value was $45,000. The Roll-Up Value on the 6/th/ anniversary of the Issue Date is equal to initial Purchase Payment accumulated at 5% for 6 years, or $67,005. The 5% Dollar-for-Dollar Withdrawal Limit for the 7/th/ annuity year is equal to 5% of the Roll-Up Value as of the 6/th/ anniversary of the Issue Date, or $3,350. Therefore, the remaining $1,650 of the withdrawal results in a proportional reduction to the Roll-Up Value. On the 7/th/ anniversary of the Issue Date we receive due proof of death, at which time the Account Value is $43,000; however, the Anniversary Value on the 2/nd/ anniversary of the Issue Date was $70,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit.

         Roll-up Value              =   {($67,005 - $3,350) - [($67,005 - $3,350) * $1,650/($45,000 - $3,350)]} * 1.05
                                    =   ($63,655 - $2,522) * 1.05
                                    =   $64,190

         Highest Anniversary Value  =   $70,000 - [$70,000 * $5,000/$45,000]
                                    =   $70,000 - $7,778
                                    =   $62,222

         Basic Death Benefit        =   max [$43,000, $50,000 - ($50,000 * $5,000/$45,000)]
                                    =   max [$43,000, $44,444]
                                    =   $44,444

The Death Benefit therefore is $64,190.

Example with death after Death Benefit Target Date

Assume that the Owner has not made any withdrawals prior to the Death Benefit Target Date. Further assume that the Owner dies after the Death Benefit Target Date, when the Account Value is $75,000. The Roll-Up Value on the Death Benefit Target Date (the Annuity Anniversary on or following the Owner's 80/th/ birthday) is equal to initial Purchase Payment accumulated at 5% for 10 years, or $81,445. The Highest Anniversary Value on the Death Benefit Target Date was $85,000; however, following the Death Benefit Target Date, the Owner made a Purchase Payment of $15,000 and later had taken a withdrawal of $5,000 when the Account Value was $70,000. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit as of the Death Benefit Target Date; each increased by subsequent Purchase Payments and reduced proportionally for subsequent withdrawals.

         Roll-up Value              =   $81,445 + $15,000 - [($81,445 + 15,000) * $5,000/$70,000]
                                    =   $81,445 + $15,000 - $6,889
                                    =   $89,556

         Highest Anniversary Value  =   $85,000 + $15,000 - [($85,000 + 15,000) * $5,000/$70,000]
                                    =   $85,000 + $15,000 - $7,143
                                    =   $92,857

         Basic Death Benefit        =   max [$75,000, $50,000 + $15,000 - {(50,000 + $15,000) * $5,000/$70,000]
                                    =   max [$75,000, $60,357]
                                    =   $75,000

The Death Benefit therefore is $92,857.

Examples of Highest Daily Value Death Benefit Calculation

The following are examples of how the HDV Death Benefit is calculated. Each example assumes an initial Purchase Payment of $50,000. Each example assumes that there is one Owner who is age 70 on the Issue Date.

Example with market increase and death before Death Benefit Target Date

Assume that the Owner's Account Value has generally been increasing due to positive market performance and that no withdrawals have been made. On the date we receive due proof of death, the Account Value is $75,000; however, the Highest Daily Value was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value or the basic Death Benefit. The Death Benefit would be the HDV ($90,000) because it is greater than the amount that would have been payable under the basic Death Benefit ($75,000).

Example with withdrawals

Assume that the Account Value has been increasing due to positive market performance and the Owner made a withdrawal of $15,000 in Annuity Year 7 when the Account Value was $75,000. On the date we receive due proof of death, the Account Value is $80,000; however, the Highest Daily Value ($90,000) was attained during the fifth Annuity Year. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value (proportionally reduced by the subsequent withdrawal) or the basic Death Benefit.


  Highest Daily Value  =   $90,000 - [$90,000 * $15,000/$75,000]
                       =   $90,000 - $18,000
                       =   $72,000

  Basic Death Benefit  =   max [$80,000, $50,000 - ($50,000 * $15,000/$75,000)]
                       =   max [$80,000, $40,000]
                       =   $80,000

The Death Benefit therefore is $80,000.

Example with death after Death Benefit Target Date

Assume that the Owner's Account Value has generally been increasing due to positive market performance and that no withdrawals had been made prior to the Death Benefit Target Date. Further assume that the Owner dies after the Death Benefit Target Date, when the Account Value is $75,000. The Highest Daily Value on the Death Benefit Target Date was $80,000; however, following the Death Benefit Target Date, the Owner made a Purchase Payment of $15,000 and later had taken a withdrawal of $5,000 when the Account Value was $70,000. The Death Benefit is equal to the greater of the Highest Daily Value on the Death Benefit Target Date plus Purchase Payments minus proportional withdrawals after the Death Benefit Target Date or the basic Death Benefit.


  Highest Daily Value  =   $80,000 + $15,000 - [($80,000 + $15,000) * $5,000/$70,000]
                       =   $80,000 + $15,000 - $6,786
                       =   $88,214

  Basic Death Benefit  =   max [$75,000, ($50,000 + $15,000) - {($50,000 + $15,000) * $5,000/$70,000}]
                       =   max [$75,000, $60,357]
                       =   $75,000

The Death Benefit therefore is $88,214.

             APPENDIX C - FORMULA UNDER TRUEINCOME - HIGHEST DAILY

We set out below the current formula under which we may transfer amounts between the Permitted Sub-accounts and the Benefit Fixed Rate Account. Upon your election of TrueIncome - Highest Daily, we will not alter the formula that applies to your contract.

TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:

   . C\\u\\ - the upper target is established on the effective date of the TrueIncome - Highest Daily (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

   . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

   . C\\l\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

   .   L - the target value as of the current business day.

   .   r - the target ratio.

   . a - the factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. The factors that we use currently are derived from the a2000 Individual Annuity Mortality Table with an assumed interest rate of 3%. Each number in the table "a" factors (which appears below) represents a factor, which when multiplied by the Highest Daily Annual Income Amount, projects our total liability for the purpose of asset transfers under the guarantee.

   . Q - age based factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee The factor is currently set equal to 1.

   .   V - the total value of all Permitted Sub-accounts in the annuity.

   .   F - the total value of all Benefit Fixed Rate Account allocations.

   . I - the income value prior to the first withdrawal. The income value is equal to what the Highest Daily Annual Income Amount would be if the first withdrawal were taken on the date of calculation. After the first withdrawal the income value equals the greatest of the Highest Daily Annual Income Amount, the quarterly step-up amount times the annual income percentage, and the Account Value times the annual income percentage.

   .   T - the amount of a transfer into or out of the Benefit Fixed Rate
       Account.

   . I - annual income amount percentage. This factor is established on the Effective Date and is not changed for the life of the guarantee. Currently, this percentage is equal to 5%.

TARGET VALUE CALCULATION:

On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

              L       =       I * Q * a

Transfer Calculation:

The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

          Target Ratio r       =      (L - F) / V.

      . If r > C\\u\\, assets in the Permitted Sub-accounts are transferred to Benefit Fixed Rate Account.

      . If r < C\\l\\, and there are currently assets in the Benefit Fixed Rate Account (F > 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.

The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

       T = {Min(V, [L - F - V * C\\t\\]/(1-C\\ t\\))} T > 0, Money moving from the Permitted Sub-accounts to the Benefit Fixed Rate Account

       T = {Min(F, [L - F - V * C\\t\\]/(1-C\\ t\\))} T < 0, Money moving from the Benefit Fixed Rate Account to the Permitted Sub-accounts]

Example:

Male age 65 contributes $100,000 into the Permitted Sub-accounts and the value drops to $92,300 during year one, end of day one. A table of values for "a" appears below.

Target Value Calculation:

                     L      =      I * Q * a
                            =      5000.67 * 1 * 15.34
                            =      76,710.28

Target Ratio:

                     r      =      (L - F) / V
                            =      (76,710.28 - 0)/92,300.00
                            =      83.11%

Since r > Cu ( because 83.11% > 83%) a transfer into the Benefit Fixed rate Account occurs.

                     T      =      { Min ( V, [L - F - V * Ct]/( 1 - Ct))}
                            =      { Min ( 92,300.00, [ 76,710.28 - 0 -
                                   92,300.00 * 0.80]/(1 - 0.80))}
                            =      { Min ( 92,300.00, 14,351.40 )}
                            =      14,351.40

FORMULA FOR CONTRACTS WITH 90% CAP FEATURE

TARGET VALUE CALCULATION:

On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

                     L      =      I * Q * a

If you elect this feature, the following replaces the "Transfer Calculation" above.

Transfer Calculation:

The following formula, which is set on the effective date of this feature and is not changed for the life of the guarantee, determines when a transfer is required:

On the effective date of this feature (and only on the effective date of this feature), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the Benefit Fixed Rate Account:

          If (F / (V + F) > .90) then

                T      =      F - (V + F) * .90

If T is greater than $0 as described above, then an amount equal to T is transferred from the Benefit Fixed Rate Account and allocated to the Permitted Sub-accounts, and no additional transfer calculations are performed on the effective date.

On each Valuation Day thereafter (including the effective date of this feature provided F/(V + F) < = .90), the following asset transfer calculation is performed

          Target Ratio r       =      (L - F) / V.

      . If r > C\\u\\, assets in the Permitted Sub-accounts are transferred to the Benefit Fixed Rate Account (subject to the 90% cap rule described above).

      . If r < C\\l\\ and there are currently assets in the Benefit Fixed Rate Account (F > 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.

The following formula, which is set on the Effective Date of this feature and is not changed for the life of the guarantee, determines the transfer amount:

T   =   Min (MAX (0, (0.90 * (V + F)) - F), [L - F - V *  Money is transferred from the elected Permitted Sub-accounts to
        C\\t\\] / (1 - C\\t\\))                           Benefit Fixed Rate Account

T   =   Min(F, - [L - F - V * C\\t\\] / (1 - C\\t\\)),    Money is transferred from the Benefit Fixed Rate Account to the
                                                          Permitted Sub-accounts.

                 Age 65 "a" Factors for Liability Calculations
              (in Years and Months since Benefit Effective Date)*

       Months
 Years   1      2     3     4     5     6     7     8     9    10    11    12
 ----- ------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
   1   15.34  15.31 15.27 15.23 15.20 15.16 15.13 15.09 15.05 15.02 14.98 14.95
   2   14.91  14.87 14.84 14.80 14.76 14.73 14.69 14.66 14.62 14.58 14.55 14.51
   3   14.47  14.44 14.40 14.36 14.33 14.29 14.26 14.22 14.18 14.15 14.11 14.07
   4   14.04  14.00 13.96 13.93 13.89 13.85 13.82 13.78 13.74 13.71 13.67 13.63
   5   13.60  13.56 13.52 13.48 13.45 13.41 13.37 13.34 13.30 13.26 13.23 13.19
   6   13.15  13.12 13.08 13.04 13.00 12.97 12.93 12.89 12.86 12.82 12.78 12.75
   7   12.71  12.67 12.63 12.60 12.56 12.52 12.49 12.45 12.41 12.38 12.34 12.30
   8   12.26  12.23 12.19 12.15 12.12 12.08 12.04 12.01 11.97 11.93 11.90 11.86
   9   11.82  11.78 11.75 11.71 11.67 11.64 11.60 11.56 11.53 11.49 11.45 11.42
   10  11.38  11.34 11.31 11.27 11.23 11.20 11.16 11.12 11.09 11.05 11.01 10.98
   11  10.94  10.90 10.87 10.83 10.79 10.76 10.72 10.69 10.65 10.61 10.58 10.54
   12  10.50  10.47 10.43 10.40 10.36 10.32 10.29 10.25 10.21 10.18 10.14 10.11
   13  10.07  10.04 10.00  9.96  9.93  9.89  9.86  9.82  9.79  9.75  9.71  9.68
   14   9.64   9.61  9.57  9.54  9.50  9.47  9.43  9.40  9.36  9.33  9.29  9.26
   15   9.22   9.19  9.15  9.12  9.08  9.05  9.02  8.98  8.95  8.91  8.88  8.84
   16   8.81   8.77  8.74  8.71  8.67  8.64  8.60  8.57  8.54  8.50  8.47  8.44
   17   8.40   8.37  8.34  8.30  8.27  8.24  8.20  8.17  8.14  8.10  8.07  8.04
   18   8.00   7.97  7.94  7.91  7.88  7.84  7.81  7.78  7.75  7.71  7.68  7.65
   19   7.62   7.59  7.55  7.52  7.49  7.46  7.43  7.40  7.37  7.33  7.30  7.27
   20   7.24   7.21  7.18  7.15  7.12  7.09  7.06  7.03  7.00  6.97  6.94  6.91
   21   6.88   6.85  6.82  6.79  6.76  6.73  6.70  6.67  6.64  6.61  6.58  6.55
   22   6.52   6.50  6.47  6.44  6.41  6.38  6.36  6.33  6.30  6.27  6.24  6.22
   23   6.19   6.16  6.13  6.11  6.08  6.05  6.03  6.00  5.97  5.94  5.92  5.89
   24   5.86   5.84  5.81  5.79  5.76  5.74  5.71  5.69  5.66  5.63  5.61  5.58
   25   5.56   5.53  5.51  5.48  5.46  5.44  5.41  5.39  5.36  5.34  5.32  5.29
   26   5.27   5.24  5.22  5.20  5.18  5.15  5.13  5.11  5.08  5.06  5.04  5.01
   27   4.99   4.97  4.95  4.93  4.91  4.88  4.86  4.84  4.82  4.80  4.78  4.75
   28   4.73   4.71  4.69  4.67  4.65  4.63  4.61  4.59  4.57  4.55  4.53  4.51
   29   4.49   4.47  4.45  4.43  4.41  4.39  4.37  4.35  4.33  4.32  4.30  4.28
   30   4.26   4.24  4.22  4.20  4.18  4.17  4.15  4.13  4.11  4.09  4.07  4.06
   31   4.04   4.02  4.00  3.98  3.97  3.95  3.93  3.91  3.90  3.88  3.86  3.84
   32   3.83   3.81  3.79  3.78  3.76  3.74  3.72  3.71  3.69  3.67  3.66  3.64
   33   3.62   3.61  3.59  3.57  3.55  3.54  3.52  3.50  3.49  3.47  3.45  3.44
   34   3.42   3.40  3.39  3.37  3.35  3.34  3.32  3.30  3.29  3.27  3.25  3.24
   35   3.22   3.20  3.18  3.17  3.15  3.13  3.12  3.10  3.08  3.07  3.05  3.03
   36   3.02   3.00  2.98  2.96  2.95  2.93  2.91  2.90  2.88  2.86  2.85  2.83
   37   2.81   2.79  2.78  2.76  2.74  2.73  2.71  2.69  2.68  2.66  2.64  2.62
   38   2.61   2.59  2.57  2.56  2.54  2.52  2.51  2.49  2.47  2.45  2.44  2.42
   39   2.40   2.39  2.37  2.35  2.34  2.32  2.30  2.29  2.27  2.25  2.24  2.22
   40   2.20   2.19  2.17  2.15  2.14  2.12  2.11  2.09  2.07  2.06  2.04  2.02
   41   2.01   1.84  1.67  1.51  1.34  1.17  1.00  0.84  0.67  0.50  0.33  0.17

* The values set forth in this table are applied to all ages, and apply whether or not the 90% cap is elected.

          APPENDIX D - FORMULA UNDER TRUEACCUMULATION - HIGHEST DAILY

FORMULA FOR ELECTIONS OF TRUEACCUMULATION - HIGHEST DAILY (INCLUDING TRUEACCUMULATION - HIGHEST DAILY WITH THE 90% CAP FEATURE) MADE PRIOR TO AUGUST 3, 2010

Formula Under TrueAccumulation - Highest Daily:

The following are the Terms and Definitions referenced in the Transfer Calculation Formula:

..   AV is the current Account Value of the Annuity

..   V is the current Account Value of the elected Sub-accounts of the Annuity

..   B is the total current value of the AST bond portfolio Sub-account

..   C\\l\\ is the lower target value. Currently, it is 79%.

..   C\\t\\ is the middle target value. Currently, it is 82%.

..   C\\u\\ is the upper target value. Currently, it is 85%.

For each guarantee provided under the benefit,

..   G\\i\\ is the guarantee amount

..   N\\i\\ is the number of days until the maturity date

..   d\\i\\ is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.

The formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the guarantee amount at the end of the Base Guarantee Period or Step-Up Guarantee Period. We call the greatest of these values the "current liability (L)."

      L = MAX (L\\i\\), where L\\i\\ = G\\i\\ / (1 + d\\i\\)/^( Ni/365)/.

Next the formula calculates the following formula ratio:

                               r = (L - B) / V.

If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the bond fund Sub-account associated with the current liability. If at the time we make a transfer to the bond fund Sub-account associated with the current liability there is Account Value allocated to a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.

The formula will transfer assets into the Transfer Account if r > C\\u\\.

The transfer amount is calculated by the following formula:

               T = {Min(V, [L - B - V * C\\t\\] / (1 - C\\t\\))}

If the formula ratio is less than a lower target value and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account into the elected Sub-accounts.

The transfer amount is calculated by the following formula:

              T = {Min(B, - [L - B - V * C\\t\\] / (1 - C\\t\\))}

If following a transfer to the elected Sub-accounts, there are assets remaining in a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.

FORMULA FOR ANNUITIES WITH 90% CAP RULE FEATURE - TRUEACCUMULATION - HIGHEST
DAILY

The following are the terms and definitions referenced in the transfer calculation formula:

..   AV is the current Account Value of the Annuity

..   V is the current Account Value of the elected Sub-accounts of the Annuity

..   B is the total current value of the AST bond portfolio Sub-account

..   C \\l\\ is the lower target value. Currently, it is 79%.

..   C \\t\\ is the middle target value. Currently, it is 82%.

..   C \\u\\ is the upper target value. Currently, it is 85%.

..   T is the amount of a transfer into or out of the Transfer AST bond portfolio Sub-account.

For each guarantee provided under the benefit,

..   G \\i\\ is the guarantee amount

..   N \\i\\ is the number of days until the maturity date

..   d\\ i\\ is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment and subject to the discount rate minimum. The discount rate minimum, beginning on the effective date of the benefit, is three percent, and will decline monthly over the first twenty-four months following the effective date of the benefit to one percent in the twenty-fifth month, and will remain at one percent for every month thereafter. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

Transfer Calculation

The formula, which is set on the Effective Date of the 90% Cap Rule, and is not changed while the benefit is in effect, determines, on each Valuation Day, when a transfer is required.

On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST bond portfolio Sub-account:

                         If (B / (V + B) > .90), then

                            T = B - [(V + B) * .90]

If T as described above is greater than $0, then that amount ("T") is transferred from the AST bond portfolio Sub-account to the elected Sub-accounts and no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST bond portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST bond portfolio Sub-account occurs.

On each Valuation Date thereafter (including the Effective Date of the 90% Cap Rule, provided (B / (V + B) < = .90), the formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the "current liability (L)."

    L = MAX(L \\i\\ ), where L \\i\\ = G \\i\\ / (1 + d \\i\\ )/^(Ni/365)/

           Next the formula calculates the following formula ratio:

                                r = (L - B) / V

If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the AST bond portfolio Sub-account associated with the current liability, subject to the rule that prevents a transfer into that AST bond portfolio Sub-account if 90% or more of Account Value is in that Sub-account (the "90% cap rule"). If at the time we make a transfer to the AST bond portfolio Sub-account associated with the current liability there is Account Value allocated to an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.

The formula will transfer assets into the Transfer AST bond portfolio Sub-account if r > C \\u\\, subject to the 90% cap rule.

The transfer amount is calculated by the following formula:

T = {Min(MAX(0, (.90 * (V + B)) - B), [L - B - V * C \\t\\ ] / (1 - C \\t\\ ))}

If the formula ratio is less than a lower target value and there are assets in the Transfer AST bond portfolio Sub-account, then the formula will transfer assets out of the Transfer AST bond portfolio Sub-account into the elected Sub-accounts.

The formula will transfer assets out of the Transfer AST bond portfolio Sub-account if r < C \\l\\ and B > 0.

The transfer amount is calculated by the following formula:

          T       =       {Min(B, - [L - B - V * C \\t\\ ] / (1 - C \\t\\))}

If, following a transfer to the elected Sub-accounts, there are assets remaining in an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.

If transfers into the AST bond portfolio Sub-account are restricted due to the operation of the 90% cap rule, then we will not perform any intra-AST bond portfolio Sub-account transfers. However, if assets transfer out of an AST bond portfolio Sub-account and into the elected Sub-accounts due to the maturity of the AST bond portfolio, by operation of the formula, assets may subsequently transfer to another AST bond portfolio Sub-account that is associated with a future guarantee, subject to the 90% cap rule.

FORMULA FOR ELECTIONS OF TRUEACCUMULATION - HIGHEST DAILY WITH 90% CAP FEATURE ON OR AFTER AUGUST 3, 2010, SUBJECT TO STATE APPROVAL.

The operation of the formula is the same as for elections of TrueAccumulation - Highest Daily with 90% cap feature prior to August 3, 2010. The formula below provides additional information regarding the concept of the Projected Future Guarantee throughout the Transfer Calculation.

The following are the Terms and Definitions referenced in the Transfer Calculation Formula:

..   AV is the current Account Value of the Annuity

..   V\\V\\ is the current Account Value of the elected Sub-accounts of the
    Annuity

..   V\\F\\ is the current Account Value of the elected Fixed Rate Options of the Annuity

..   B is the total current value of the Transfer Account

..   C\\l\\ is the lower target value; it is established on the Effective Date and is not changed for the life of the guarantee

..   C\\t\\ is the middle target value; it is established on the Effective Date and is not changed for the life of the guarantee

..   C\\i\\ is the upper target value; it is established on the Effective Date and is not changed for the life of the guarantee

..   T is the amount of a transfer into or out of the Transfer Account

..   "Projected Future Guarantee" is an amount equal to the highest Account
    Value (adjusted for Withdrawals and additional Purchase Payments) within the current Benefit Year that would result in a new Guarantee Amount. For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends10 years from the next anniversary of the Effective Date. We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity.

The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.

The formula begins by determining for each Guarantee Amount and for the Projected Future Guarantee, the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the "current liability (L)".

          L = MAX (L i), where L \\i\\ = G \\i\\ / (1 + d \\i\\ )/^(Ni/365)/ .

Where:

..   G \\i\\ is the value of the Guarantee Amount or the Projected Future
    Guarantee

..   N \\i\\ is the number of days until the end of the Guarantee Period

..   d\\ i\\ is the discount rate associated with the number of days until the end of a Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). The discount rate is determined by taking the greater of the Benchmark Index Interest Rate less the Discount Rate Adjustment, and the Discount Rate Minimum. The applicable term of the Benchmark Index Interest Rate is the same as the number of days remaining until the end of the Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). If no Benchmark Index Interest Rate is available for such term, the nearest available term will be used. The Discount Rate Minimum is determined based on the number of months since the Effective Date.

Next the formula calculates the following formula ratio (r):

          r       =        (L - B) / (V \\V\\ + V \\F\\ ).

If the formula ratio exceeds an upper target value, then Account Value will be transferred to the bond portfolio Sub-account associated with the current liability subject to the 90% cap feature. If, at the time we make a transfer to the bond portfolio Sub-account associated with the current liability, there is Account Value allocated to a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.

The formula will transfer assets into the Transfer Account if r > C u and if transfers have not been suspended due to the 90% cap feature. Assets in the elected Sub-accounts and Fixed Rate Options, if applicable, are transferred to the Transfer Account in accordance with the Transfer provisions of the Rider.

The transfer amount is calculated by the following formula:

          T = {Min(MAX(0,(.90 * (V \\V\\ + V \\F\\ + B)) - B), [L - B -
          (V \\V\\ + V \\F\\ ) * C \\t\\ ] / (1 - C \\t\\ ))}

If the formula ratio is less than a lower target value, and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account and into the elected Sub-accounts.

The formula will transfer assets out of the Transfer Account if r 0.

The transfer amount is calculated by the following formula:

          T ={Min (B, - [L - B - (V \\V\\ + V \\F\\ ) * C \\t\\ ] /
          (1 - C \\t\\ ))}

If, following a transfer to the elected Sub-accounts, there are assets remaining in a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.

90% Cap Feature: If, on any Valuation Day the Rider remains in effect, a transfer into the Transfer Account occurs which results in 90% of the Account Value being allocated to the Transfer Account, any transfers into the Transfer Account will be suspended even if the formula would otherwise dictate that a transfer into the Transfer Account should occur. Transfers out of the Transfer Account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the Transfer Account occurs. Due to the performance of the Transfer Account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the Transfer Account.

   APPENDIX E - FORMULA UNDER TRUEINCOME - HIGHEST DAILY 7 AND TRUEINCOME -
                            SPOUSAL HIGHEST DAILY 7

1. Formula for Contracts

Without Election of 90% Cap Feature

TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:

          . C\\u\\ - the upper target is established on the effective date of the TrueIncome - Highest Daily 7 benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

          . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

          . C\\l\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

          .   L - the target value as of the current Valuation day.

          .   r - the target ratio.

          . a - factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee.

          .   V - the total value of all Permitted Sub-accounts in the Annuity.

          . B - the total value of the AST Investment Grade Bond Portfolio Sub-account.

          . P - Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation. After the first withdrawal, the Income Basis is equal to the greatest of (1) the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional Purchase Payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*, (2) any highest quarterly Account Value prior to the date of calculation increased for additional purchase payments including the amount of any associated Credits, and adjusted for withdrawals, and (3) the Account Value on the date of calculation.

          . T - the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account.

* Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.

TARGET VALUE CALCULATION:

On each business day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

       L         =           0.05 * P * a

TRANSFER CALCULATION:

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

          Target Ratio r         =        (L - B) / V.

          . If r > C\\u\\, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.

          . If r < C\\l\\, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B > 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

T   =   {Min(V, [L - B - V * C\\t\\] /      Money is transferred from the
        (1 - C\\t\\))},                     Permitted Sub-accounts to the AST
                                            Investment Grade Bond Portfolio
                                            Sub-account

T   =   {Min(B, - [L - B - V * C\\t\\] /    Money is transferred from the AST
        (1 - C\\t\\))},                     Investment Grade Bond Portfolio
                                            Sub-account to the Permitted
                                            Sub-accounts

                    "a" Factors for Liability Calculations
              (in Years and Months since Benefit Effective Date)*

       Months
Years    1      2     3     4     5     6     7     8     9    10    11    12
-----  ------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
 1     15.34  15.31 15.27 15.23 15.20 15.16 15.13 15.09 15.05 15.02 14.98 14.95
 2     14.91  14.87 14.84 14.80 14.76 14.73 14.69 14.66 14.62 14.58 14.55 14.51
 3     14.47  14.44 14.40 14.36 14.33 14.29 14.26 14.22 14.18 14.15 14.11 14.07
 4     14.04  14.00 13.96 13.93 13.89 13.85 13.82 13.78 13.74 13.71 13.67 13.63
 5     13.60  13.56 13.52 13.48 13.45 13.41 13.37 13.34 13.30 13.26 13.23 13.19
 6     13.15  13.12 13.08 13.04 13.00 12.97 12.93 12.89 12.86 12.82 12.78 12.75
 7     12.71  12.67 12.63 12.60 12.56 12.52 12.49 12.45 12.41 12.38 12.34 12.30
 8     12.26  12.23 12.19 12.15 12.12 12.08 12.04 12.01 11.97 11.93 11.90 11.86
 9     11.82  11.78 11.75 11.71 11.67 11.64 11.60 11.56 11.53 11.49 11.45 11.42
 10    11.38  11.34 11.31 11.27 11.23 11.20 11.16 11.12 11.09 11.05 11.01 10.98
 11    10.94  10.90 10.87 10.83 10.79 10.76 10.72 10.69 10.65 10.61 10.58 10.54
 12    10.50  10.47 10.43 10.40 10.36 10.32 10.29 10.25 10.21 10.18 10.14 10.11
 13    10.07  10.04 10.00  9.96  9.93  9.89  9.86  9.82  9.79  9.75  9.71  9.68
 14     9.64   9.61  9.57  9.54  9.50  9.47  9.43  9.40  9.36  9.33  9.29  9.26
 15     9.22   9.19  9.15  9.12  9.08  9.05  9.02  8.98  8.95  8.91  8.88  8.84
 16     8.81   8.77  8.74  8.71  8.67  8.64  8.60  8.57  8.54  8.50  8.47  8.44
 17     8.40   8.37  8.34  8.30  8.27  8.24  8.20  8.17  8.14  8.10  8.07  8.04
 18     8.00   7.97  7.94  7.91  7.88  7.84  7.81  7.78  7.75  7.71  7.68  7.65
 19     7.62   7.59  7.55  7.52  7.49  7.46  7.43  7.40  7.37  7.33  7.30  7.27
 20     7.24   7.21  7.18  7.15  7.12  7.09  7.06  7.03  7.00  6.97  6.94  6.91
 21     6.88   6.85  6.82  6.79  6.76  6.73  6.70  6.67  6.64  6.61  6.58  6.55
 22     6.52   6.50  6.47  6.44  6.41  6.38  6.36  6.33  6.30  6.27  6.24  6.22
 23     6.19   6.16  6.13  6.11  6.08  6.05  6.03  6.00  5.97  5.94  5.92  5.89
 24     5.86   5.84  5.81  5.79  5.76  5.74  5.71  5.69  5.66  5.63  5.61  5.58
 25     5.56   5.53  5.51  5.48  5.46  5.44  5.41  5.39  5.36  5.34  5.32  5.29
 26     5.27   5.24  5.22  5.20  5.18  5.15  5.13  5.11  5.08  5.06  5.04  5.01
 27     4.99   4.97  4.95  4.93  4.91  4.88  4.86  4.84  4.82  4.80  4.78  4.75
 28     4.73   4.71  4.69  4.67  4.65  4.63  4.61  4.59  4.57  4.55  4.53  4.51
 29     4.49   4.47  4.45  4.43  4.41  4.39  4.37  4.35  4.33  4.32  4.30  4.28
 30     4.26   4.24  4.22  4.20  4.18  4.17  4.15  4.13  4.11  4.09  4.07  4.06
 31     4.04   4.02  4.00  3.98  3.97  3.95  3.93  3.91  3.90  3.88  3.86  3.84
 32     3.83   3.81  3.79  3.78  3.76  3.74  3.72  3.71  3.69  3.67  3.66  3.64
 33     3.62   3.61  3.59  3.57  3.55  3.54  3.52  3.50  3.49  3.47  3.45  3.44
 34     3.42   3.40  3.39  3.37  3.35  3.34  3.32  3.30  3.29  3.27  3.25  3.24
 35     3.22   3.20  3.18  3.17  3.15  3.13  3.12  3.10  3.08  3.07  3.05  3.03
 36     3.02   3.00  2.98  2.96  2.95  2.93  2.91  2.90  2.88  2.86  2.85  2.83
 37     2.81   2.79  2.78  2.76  2.74  2.73  2.71  2.69  2.68  2.66  2.64  2.62
 38     2.61   2.59  2.57  2.56  2.54  2.52  2.51  2.49  2.47  2.45  2.44  2.42
 39     2.40   2.39  2.37  2.35  2.34  2.32  2.30  2.29  2.27  2.25  2.24  2.22
 40     2.20   2.19  2.17  2.15  2.14  2.12  2.11  2.09  2.07  2.06  2.04  2.02
 41     2.01   1.84  1.67  1.51  1.34  1.17  1.00  0.84  0.67  0.50  0.33  0.17

* The values set forth in this table are applied to all ages, and apply to each formula set out in this Appendix.

2. Formula for Contracts with 90% Cap Feature.

See above for the Terms and Definitions Referenced in the Calculation Formula.

If you choose to elect the 90% Cap Feature (or alternatively, if you are a current participant in a TrueIncome - Highest Daily 7 benefit who has already elected the 90% Cap Feature), then the following formula applies.

Target Value Calculation:

On each Valuation Day, a target value (L) is calculated, according to the following formula.

          L       =       0.05 * P * a

Transfer Calculation:

The following formula, which is set on the Effective Date of the 90% Cap Rule as shown in the Schedule Supplement and is not changed for the life of the guarantee, determines when a transfer is required. On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account:

          If (B / (V + B) > .90) then
          T       =       B - [(V + B) * .90]

If T is greater than $0 as described above, then no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST Investment Grade Bond Portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs.

On each Valuation Day thereafter (including the Effective Date of the 90% Cap Rule, provided B/(V+B) <= .90), the following asset transfer calculation is performed:

          Target Ratio r       =      (L--B)/V

          . If r > C\\u\\, assets in the elected Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account provided transfers are not suspended under the 90% Cap Rule described below.

          . If r < C\\l\\ and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B > 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the elected Sub-accounts according to most recent allocation instructions.

The following formula, which is set on the Effective Date of the 90% Cap Rule and is not changed for the life of the guarantee, determines the transfer amount:

T   =   Min (MAX (0, (0.90 * (V+ B)) - B),  Money is transferred from the
        [L - B - V * C\\t\\] / (1--C\\t\\)) elected Sub-accounts to the AST
                                            Investment Grade Bond Portfolio
                                            Sub-account

T   =   {Min (B, -[L--B--V * C\\t\\] /      Money is transferred from the AST
        (1--C\\t\\))}                       Investment Grade Bond Portfolio
                                            Sub-account to the elected
                                            Sub-accounts.

At any given time, some, most, or none of the Account Value may be allocated to the AST Investment Grade Bond Portfolio Sub-account under the Transfer Calculation formula.

90% Cap Rule: If, on any Valuation Day, on and after the Effective Date of the 90% Cap Rule, a transfer into the AST Investment Grade Bond Portfolio Sub-account occurs which results in 90% of the Account Value being allocated to the AST Investment Grade Bond Portfolio Sub-account , any transfers into the AST Investment Grade Bond Portfolio Sub-account will be suspended, even if the formula would otherwise dictate that a transfer into the AST Investment Grade Bond Portfolio Sub-account should occur. Transfers out of the AST Investment Grade Bond Portfolio Sub-account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs. Due to the performance of the AST Investment Grade Bond Portfolio Sub-account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the AST Investment Grade Bond Portfolio Sub-account.

APPENDIX F - SPECIAL CONTRACT PROVISIONS FOR ANNUITIES ISSUED IN CERTAIN STATES

Certain features of your Annuity may be different than the features described earlier in this prospectus if your Annuity is issued in certain states described below.

 Jurisdiction                         Special Provisions
 ------------   --------------------------------------------------------------
 Florida        The earliest Annuity Date is one year from the Issue Date.

 Illinois       The earliest Annuity Date is one year from the Issue Date.

 Massachusetts  If your Annuity is issued in Massachusetts after January 1,
                2009, the annuity rates we use to calculate annuity payments are available only on a gender-neutral basis under any Annuity Option or any lifetime withdrawal optional benefit (except the Guaranteed Minimum Withdrawal Benefit).

                Medically Related Surrenders are not available.

                Additional Purchase Payments are limited to those received up to and including the first anniversary of the issue date of the annuity on B, L, and X Share.

 Minnesota      CDSC Schedule for X-Share is 8, 8, 7, 6, 5, 4, 3, 2, 1%
                Purchase Payments limited to those received before first annuity anniversary on L-Share.

 Montana If your Annuity is issued in Montana, the annuity rates we use to calculate annuity payments are available only on a gender neutral basis under any Annuity Option or any lifetime withdrawal optional benefit (except the Guaranteed Minimum Withdrawal Benefit).

 New Jersey     Total Aggregate Purchase Payments may not exceed $5,000,000

 Oregon Purchase Payments limited to those received before first annuity anniversary of the annuity on B, L, and X share.

 Texas          Minimum Annuity Payments are $20.

 Washington     CDSC Schedule for X-Share is 8, 8, 7, 6, 5, 4, 3, 2, 1%
                If your Annuity is issued in Washington, and you elect
                TrueIncome - Highest Daily, or any version of TrueIncome -
                Highest Daily 7, the Guaranteed Minimum Account Value Credit otherwise available on these optional benefits is not available.

                Additional Purchase Payments are limited to those received up to and including the first anniversary of the issue date of the annuity on B, L, and X Share.

                The Combination 5% Roll-Up and HAV Death Benefit is not available for election.

                Minimum Annuity Payments are $20.

 [LOGO OF PRUDENTIAL]
 The Prudential Insurance Company of America
 751 Broad Street
 Newark, NJ 07102-3777

                      STATEMENT OF ADDITIONAL INFORMATION


                                  May 1, 2015


                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                  ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY

Allstate RetirementAccess variable annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Allstate Life Insurance Company ("Allstate"), a stock life insurance company that is a wholly-owned subsidiary of Allstate Insurance Company and is funded through the Allstate Financial Advisors Separate Account I (the "Separate Account"). Each Annuity could be purchased by making an initial purchase payment of $10,000 or more (except for the B Series, which has a $1,000 minimum initial purchase payment). With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.


This Statement of Additional Information is not a prospectus and should be read in conjunction with the B Series, L Series, and X Series prospectus dated
May 1, 2015. To obtain a copy of the prospectus, without charge, you can write to the Annuity Service Center, P.O. Box 70179, Philadelphia, Pennsylvania 19176, or contact us by telephone at (866) 695-2647.


This Statement of Additional Information uses the same defined terms as the prospectus for the Annuities, except as specifically noted.

                               TABLE OF CONTENTS


                                                                           Page
                                                                           ----
 Additions, Deletions or Substitutions of Investments                        2
 The Annuities                                                               2
 Company                                                                     2
 Principal Underwriter                                                       2
 Determination of Accumulation Unit Values                                   3
 General Matters                                                             3
 Cyber Security Risk                                                         3
 Experts                                                                     4
 Financial Statements                                                        4
 Appendix A-Accumulation Unit Values                                       A-1

             ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Sub-account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Separate Account.

We will not substitute shares attributable to an Owner's interest in a Sub-account until we have notified the Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Separate Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Owners.

We also may establish additional Sub-accounts or series of Sub-accounts. Each additional Sub-account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Sub-accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Sub-accounts in conjunction with the Annuity to existing Owners. We may eliminate one or more Sub-accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Annuity as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Annuities would be served, we may operate the Separate Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

                                 THE ANNUITIES

The Annuities are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

                                    COMPANY

Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.



Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

On June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Allstate Life and PICA also entered into an administrative services agreement pursuant to which PICA or an affiliate will administer the Separate Account and the Annuities. The benefits and provisions of the Annuities will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Annuity.

                             PRINCIPAL UNDERWRITER

We offered the Annuities to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, LLC ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, serves as the principal underwriter for the Separate Account and distributes the Annuities. The offering of the Annuities is continuous. We do not anticipate discontinuing the offering of the Annuities, but we reserve the right to do so at any time. Commission income of Allstate Distributors is as follows:

                 Allstate Distributors, LLC Commission Income




                Fiscal Year Ended              Commission Income
                -----------------              -----------------
                2014                                  $0
                2013                                  $0
                2012                                  $0

                   DETERMINATION OF ACCUMULATION UNIT VALUES

The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding business day by the net investment factor for that Sub-account for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the Sub-account for that day by the value of the assets of the Sub-account for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a Sub-account is determined by multiplying the number of shares of Advanced Series Trust (the "Trust") or other fund held by that Sub-account by the net asset value of each share and adding the value of dividends declared by the Trust or other fund but not yet paid. As we have indicated in the prospectus, each Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges. In the tables below, we set out the remaining historical unit values.

                                GENERAL MATTERS

                 Safekeeping of the Separate Account's Assets

We hold title to the assets of the Separate Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Sub-accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Separate Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

                                 Premium Taxes

Applicable premium tax rates depend on the Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

                                 Tax Reserves

We do not establish capital gains tax reserves for any Sub-account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Separate Account will not be taxable.


                              Cyber Security Risk

With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Allstate is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as "cyber security" risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user's computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user's systems, as well as the security, availability, integrity, and confidentiality of data assets.

Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization's systems.

Cyber security failures or breaches that could impact Allstate and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract's underlying funds and with third-party service providers to Allstate. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate the accumulation unit value
(AUV) with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.

In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Allstate, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Allstate may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Allstate in enhancing and upgrading computer systems and systems security following a cyber security failure.

The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. Although Allstate, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Allstate cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.


                                    EXPERTS

The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                             FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


..   consolidated financial statements of Allstate Life Insurance Company as of
    December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014 and related consolidated financial statement schedules, and

..   the statements of net assets of each of the Sub-accounts which comprise
    Allstate Financial Advisors Separate Account I, as of December 31, 2014 and the statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two-year period then ended.


The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Annuities.

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

       ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY (1.50%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.13355    $ 7.01262      193,673
    01/01/2009 to 12/31/2009.........  $ 7.01262    $ 8.59177      187,189
    01/01/2010 to 12/31/2010.........  $ 8.59177    $ 9.47734      186,399
    01/01/2011 to 12/31/2011.........  $ 9.47734    $ 9.08903      147,297
    01/01/2012 to 12/31/2012.........  $ 9.08903    $10.07962      153,876
    01/01/2013 to 12/31/2013.........  $10.07962    $10.92096      148,083
    01/01/2014 to 12/31/2014.........  $10.92096    $11.17019      135,662
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.36049    $ 7.25618       48,593
    01/01/2009 to 12/31/2009.........  $ 7.25618    $ 9.02187       87,449
    01/01/2010 to 12/31/2010.........  $ 9.02187    $10.10658       89,278
    01/01/2011 to 12/31/2011.........  $10.10658    $ 9.96839       71,572
    01/01/2012 to 12/31/2012.........  $ 9.96839    $11.16110       81,883
    01/01/2013 to 12/31/2013.........  $11.16110    $12.81651       61,531
    01/01/2014 to 12/31/2014.........  $12.81651    $13.39806       58,386
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.13550    $ 6.15018        1,808
    01/01/2009 to 12/31/2009.........  $ 6.15018    $ 7.13610        1,181
    01/01/2010 to 12/31/2010.........  $ 7.13610    $ 8.00389          400
    01/01/2011 to 12/31/2011.........  $ 8.00389    $ 8.16726          604
    01/01/2012 to 05/04/2012.........  $ 8.16726    $ 8.87947            0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.23618    $ 7.34190      195,581
    01/01/2009 to 12/31/2009.........  $ 7.34190    $ 8.91844      262,922
    01/01/2010 to 12/31/2010.........  $ 8.91844    $ 9.86838      265,893
    01/01/2011 to 12/31/2011.........  $ 9.86838    $ 9.60432      219,493
    01/01/2012 to 12/31/2012.........  $ 9.60432    $10.64244      200,410
    01/01/2013 to 12/31/2013.........  $10.64244    $12.33540      158,018
    01/01/2014 to 12/31/2014.........  $12.33540    $12.94545      150,497
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99877    $ 9.17759            0
    01/01/2012 to 12/31/2012.........  $ 9.17759    $10.11726            0
    01/01/2013 to 12/31/2013.........  $10.11726    $11.04930            0
    01/01/2014 to 12/31/2014.........  $11.04930    $11.41868            0
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99877    $10.51256            0
    01/01/2014 to 12/31/2014.........  $10.51256    $10.72754            0
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........  $ 9.99918    $ 9.40868            0
    01/01/2010 to 12/31/2010.........  $ 9.40868    $10.24985            0
    01/01/2011 to 12/31/2011.........  $10.24985    $11.07177            0
    01/01/2012 to 12/31/2012.........  $11.07177    $11.36203            0
    01/01/2013 to 12/31/2013.........  $11.36203    $11.11681            0
    01/01/2014 to 12/31/2014.........  $11.11681    $11.00310            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2018
    05/01/2008* to 12/31/2008........  $10.02977    $12.19193       70,042
    01/01/2009 to 12/31/2009.........  $12.19193    $11.28481       83,720
    01/01/2010 to 12/31/2010.........  $11.28481    $12.36141       64,840
    01/01/2011 to 12/31/2011.........  $12.36141    $13.83249       51,791
    01/01/2012 to 12/31/2012.........  $13.83249    $14.40649       40,497
    01/01/2013 to 12/31/2013.........  $14.40649    $13.74720       38,242
    01/01/2014 to 12/31/2014.........  $13.74720    $13.90431       28,348
 AST BOND PORTFOLIO 2019
    05/01/2008* to 12/31/2008........  $10.02974    $12.24934        6,021
    01/01/2009 to 12/31/2009.........  $12.24934    $11.13879       13,014
    01/01/2010 to 12/31/2010.........  $11.13879    $12.22071       18,012
    01/01/2011 to 12/31/2011.........  $12.22071    $13.96321        4,104
    01/01/2012 to 12/31/2012.........  $13.96321    $14.56229        4,101
    01/01/2013 to 12/31/2013.........  $14.56229    $13.65365        4,099
    01/01/2014 to 12/31/2014.........  $13.65365    $14.02517        4,096
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........  $ 9.99918    $ 8.81752          265
    01/01/2010 to 12/31/2010.........  $ 8.81752    $ 9.71599       30,900
    01/01/2011 to 12/31/2011.........  $ 9.71599    $11.35996        3,895
    01/01/2012 to 12/31/2012.........  $11.35996    $11.89885            0
    01/01/2013 to 12/31/2013.........  $11.89885    $10.95895            0
    01/01/2014 to 12/31/2014.........  $10.95895    $11.46173            0
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99837    $11.04410       21,836
    01/01/2011 to 12/31/2011.........  $11.04410    $13.08959       19,162
    01/01/2012 to 12/31/2012.........  $13.08959    $13.77171       11,467
    01/01/2013 to 12/31/2013.........  $13.77171    $12.61810            0
    01/01/2014 to 12/31/2014.........  $12.61810    $13.38618            0
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99877    $12.05950       39,454
    01/01/2012 to 12/31/2012.........  $12.05950    $12.57551       29,209
    01/01/2013 to 12/31/2013.........  $12.57551    $11.18201            0
    01/01/2014 to 12/31/2014.........  $11.18201    $12.15878            0
 AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012........  $ 9.99837    $10.43300       18,361
    01/01/2013 to 12/31/2013.........  $10.43300    $ 9.23021      100,934
    01/01/2014 to 12/31/2014.........  $ 9.23021    $10.24113       39,665
 AST BOND PORTFOLIO 2024
    01/02/2013* to 12/31/2013........  $ 9.99918    $ 8.77803       15,828
    01/01/2014 to 12/31/2014.........  $ 8.77803    $ 9.91007       34,598
 AST BOND PORTFOLIO 2025
    01/02/2014* to 12/31/2014........  $ 9.99918    $11.33974        3,048
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14555    $10.30271            0
    01/01/2010 to 12/31/2010.........  $10.30271    $11.54334            0
    01/01/2011 to 12/31/2011.........  $11.54334    $10.70495            0
    01/01/2012 to 12/31/2012.........  $10.70495    $11.94203            0
    01/01/2013 to 12/31/2013.........  $11.94203    $15.46305            0
    01/01/2014 to 12/31/2014.........  $15.46305    $16.79810            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.02502    $ 6.68349       69,913
    01/01/2009 to 12/31/2009.........  $ 6.68349    $ 8.25251       73,436
    01/01/2010 to 12/31/2010.........  $ 8.25251    $ 9.21780       86,935
    01/01/2011 to 12/31/2011.........  $ 9.21780    $ 8.86123       68,751
    01/01/2012 to 12/31/2012.........  $ 8.86123    $ 9.92793      162,870
    01/01/2013 to 12/31/2013.........  $ 9.92793    $11.99941      138,546
    01/01/2014 to 12/31/2014.........  $11.99941    $12.64870      104,956
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99877    $11.68020            0
    01/01/2014 to 12/31/2014.........  $11.68020    $13.07348            0
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.49819    $ 5.99858            0
    01/01/2009 to 12/31/2009.........  $ 5.99858    $ 7.79678           74
    01/01/2010 to 12/31/2010.........  $ 7.79678    $ 9.88521           41
    01/01/2011 to 12/31/2011.........  $ 9.88521    $10.38099           29
    01/01/2012 to 12/31/2012.........  $10.38099    $11.79684           27
    01/01/2013 to 12/31/2013.........  $11.79684    $11.98644           11
    01/01/2014 to 12/31/2014.........  $11.98644    $15.45969           28
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    05/01/2008* to 07/18/2008........  $ 8.70085    $ 8.10838            0
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99877    $ 9.70082            0
    01/01/2014 to 12/31/2014.........  $ 9.70082    $10.04488            0
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08873    $ 6.73586       50,335
    01/01/2009 to 12/31/2009.........  $ 6.73586    $ 8.21894      104,418
    01/01/2010 to 12/31/2010.........  $ 8.21894    $ 9.26045      118,477
    01/01/2011 to 12/31/2011.........  $ 9.26045    $ 8.98642       84,603
    01/01/2012 to 12/31/2012.........  $ 8.98642    $ 9.79475       80,367
    01/01/2013 to 12/31/2013.........  $ 9.79475    $11.07416       42,102
    01/01/2014 to 12/31/2014.........  $11.07416    $11.25413       46,918
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10365    $ 7.51558        3,810
    01/01/2009 to 12/31/2009.........  $ 7.51558    $ 8.97636        1,235
    01/01/2010 to 12/31/2010.........  $ 8.97636    $10.02176          614
    01/01/2011 to 12/31/2011.........  $10.02176    $ 9.62956          615
    01/01/2012 to 12/31/2012.........  $ 9.62956    $10.78055          604
    01/01/2013 to 12/31/2013.........  $10.78055    $12.66280          201
    01/01/2014 to 12/31/2014.........  $12.66280    $13.18878          596
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99878    $ 7.47904            0
    01/01/2009 to 11/13/2009.........  $ 7.47904    $ 8.37746            0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99878    $10.76072       34,671
    01/01/2013 to 12/31/2013.........  $10.76072    $13.19587       18,923
    01/01/2014 to 12/31/2014.........  $13.19587    $13.41371       17,851
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99877    $10.82936            0
    01/01/2014 to 12/31/2014.........  $10.82936    $10.94215            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17546    $ 6.11840            0
    01/01/2009 to 12/31/2009.........  $ 6.11840    $ 8.14369            0
    01/01/2010 to 12/31/2010.........  $ 8.14369    $ 9.64393            0
    01/01/2011 to 12/31/2011.........  $ 9.64393    $ 9.02266            0
    01/01/2012 to 12/31/2012.........  $ 9.02266    $11.27157            0
    01/01/2013 to 12/31/2013.........  $11.27157    $11.58747            0
    01/01/2014 to 12/31/2014.........  $11.58747    $13.00544            0
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.02462    $ 6.13100        1,573
    01/01/2009 to 12/31/2009.........  $ 6.13100    $ 9.02402        1,253
    01/01/2010 to 12/31/2010.........  $ 9.02402    $ 9.80506        1,362
    01/01/2011 to 12/31/2011.........  $ 9.80506    $ 9.27777        1,884
    01/01/2012 to 12/31/2012.........  $ 9.27777    $10.94675          843
    01/01/2013 to 12/31/2013.........  $10.94675    $13.99201          814
    01/01/2014 to 02/07/2014.........  $13.99201    $13.76745            0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.37689    $ 5.96882        1,865
    01/01/2009 to 12/31/2009.........  $ 5.96882    $ 7.00895        1,864
    01/01/2010 to 12/31/2010.........  $ 7.00895    $ 7.79506        1,863
    01/01/2011 to 12/31/2011.........  $ 7.79506    $ 7.25601        1,862
    01/01/2012 to 12/31/2012.........  $ 7.25601    $ 8.55437          235
    01/01/2013 to 12/31/2013.........  $ 8.55437    $11.25466          234
    01/01/2014 to 12/31/2014.........  $11.25466    $12.54426          234
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.36540    $ 6.08671        1,963
    01/01/2009 to 12/31/2009.........  $ 6.08671    $ 9.42044        1,541
    01/01/2010 to 12/31/2010.........  $ 9.42044    $11.12114        1,540
    01/01/2011 to 12/31/2011.........  $11.12114    $10.63058        1,539
    01/01/2012 to 12/31/2012.........  $10.63058    $12.52721          509
    01/01/2013 to 12/31/2013.........  $12.52721    $16.31485          509
    01/01/2014 to 12/31/2014.........  $16.31485    $17.92625          496
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08932    $ 7.62472       17,788
    01/01/2009 to 12/31/2009.........  $ 7.62472    $ 9.26843       25,884
    01/01/2010 to 12/31/2010.........  $ 9.26843    $10.19024       25,837
    01/01/2011 to 12/31/2011.........  $10.19024    $ 9.98865       20,411
    01/01/2012 to 12/31/2012.........  $ 9.98865    $10.83739       22,745
    01/01/2013 to 12/31/2013.........  $10.83739    $11.72552       21,784
    01/01/2014 to 12/31/2014.........  $11.72552    $12.01882       17,962
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03366    $ 7.64560            0
    01/01/2009 to 12/31/2009.........  $ 7.64560    $ 9.55478            0
    01/01/2010 to 12/31/2010.........  $ 9.55478    $11.93314            0
    01/01/2011 to 12/31/2011.........  $11.93314    $11.90982            0
    01/01/2012 to 12/31/2012.........  $11.90982    $13.57433            0
    01/01/2013 to 12/31/2013.........  $13.57433    $18.56396            0
    01/01/2014 to 12/31/2014.........  $18.56396    $19.60572            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.38385    $ 6.06690            0
    01/01/2009 to 12/31/2009.........  $ 6.06690    $ 7.06845          139
    01/01/2010 to 12/31/2010.........  $ 7.06845    $ 7.83029          104
    01/01/2011 to 12/31/2011.........  $ 7.83029    $ 7.67662           78
    01/01/2012 to 12/31/2012.........  $ 7.67662    $ 8.57635           80
    01/01/2013 to 12/31/2013.........  $ 8.57635    $11.37535           26
    01/01/2014 to 12/31/2014.........  $11.37535    $11.38164           68
 AST HIGH YIELD PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.64365    $ 7.72692           64
    01/01/2009 to 12/31/2009.........  $ 7.72692    $10.31917           64
    01/01/2010 to 12/31/2010.........  $10.31917    $11.53876        3,579
    01/01/2011 to 12/31/2011.........  $11.53876    $11.72900          596
    01/01/2012 to 12/31/2012.........  $11.72900    $13.15845        1,729
    01/01/2013 to 12/31/2013.........  $13.15845    $13.89463          520
    01/01/2014 to 12/31/2014.........  $13.89463    $14.03918          228
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.53556    $ 5.43245        2,848
    01/01/2009 to 12/31/2009.........  $ 5.43245    $ 7.24079        2,024
    01/01/2010 to 12/31/2010.........  $ 7.24079    $ 8.16782          922
    01/01/2011 to 12/31/2011.........  $ 8.16782    $ 7.00698        1,081
    01/01/2012 to 12/31/2012.........  $ 7.00698    $ 8.30903        1,080
    01/01/2013 to 12/31/2013.........  $ 8.30903    $ 9.74610          433
    01/01/2014 to 12/31/2014.........  $ 9.74610    $ 9.07139          555
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.91717    $ 5.78239        3,050
    01/01/2009 to 12/31/2009.........  $ 5.78239    $ 7.43422        3,396
    01/01/2010 to 12/31/2010.........  $ 7.43422    $ 8.13590        3,363
    01/01/2011 to 12/31/2011.........  $ 8.13590    $ 7.00972        3,325
    01/01/2012 to 12/31/2012.........  $ 7.00972    $ 8.05757        2,230
    01/01/2013 to 12/31/2013.........  $ 8.05757    $ 9.48379        1,712
    01/01/2014 to 12/31/2014.........  $ 9.48379    $ 8.71706        1,656
 AST INVESTMENT GRADE BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.02962    $10.80279      728,271
    01/01/2009 to 12/31/2009.........  $10.80279    $11.84594      328,433
    01/01/2010 to 12/31/2010.........  $11.84594    $12.93232      101,468
    01/01/2011 to 12/31/2011.........  $12.93232    $14.32686      448,387
    01/01/2012 to 12/31/2012.........  $14.32686    $15.44158      199,278
    01/01/2013 to 12/31/2013.........  $15.44158    $14.72895      109,164
    01/01/2014 to 12/31/2014.........  $14.72895    $15.48757       82,470
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11184    $ 7.14807          828
    01/01/2009 to 12/31/2009.........  $ 7.14807    $ 8.92034        1,477
    01/01/2010 to 12/31/2010.........  $ 8.92034    $10.00264        1,591
    01/01/2011 to 12/31/2011.........  $10.00264    $ 9.79869        1,069
    01/01/2012 to 12/31/2012.........  $ 9.79869    $10.96477        1,165
    01/01/2013 to 12/31/2013.........  $10.96477    $12.56131        1,453
    01/01/2014 to 12/31/2014.........  $12.56131    $13.16311        1,408

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10073    $ 5.97843        1,588
    01/01/2009 to 12/31/2009.........  $ 5.97843    $ 8.00343        1,078
    01/01/2010 to 12/31/2010.........  $ 8.00343    $ 8.45042          525
    01/01/2011 to 12/31/2011.........  $ 8.45042    $ 7.56372          525
    01/01/2012 to 12/31/2012.........  $ 7.56372    $ 9.08428            0
    01/01/2013 to 12/31/2013.........  $ 9.08428    $10.32466            0
    01/01/2014 to 12/31/2014.........  $10.32466    $ 9.52441            0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.25658    $ 7.87406       51,021
    01/01/2009 to 12/31/2009.........  $ 7.87406    $ 9.46570       91,064
    01/01/2010 to 12/31/2010.........  $ 9.46570    $10.00817       93,903
    01/01/2011 to 12/31/2011.........  $10.00817    $ 9.88321       71,276
    01/01/2012 to 12/31/2012.........  $ 9.88321    $10.78047       55,417
    01/01/2013 to 12/31/2013.........  $10.78047    $11.79272       43,551
    01/01/2014 to 12/31/2014.........  $11.79272    $12.25122       42,101
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08416    $10.29292            0
    01/01/2010 to 12/31/2010.........  $10.29292    $11.28818            0
    01/01/2011 to 12/31/2011.........  $11.28818    $11.19497            0
    01/01/2012 to 12/31/2012.........  $11.19497    $12.70410            0
    01/01/2013 to 12/31/2013.........  $12.70410    $17.08368            0
    01/01/2014 to 12/31/2014.........  $17.08368    $18.43045            0
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.18613    $ 5.51560        1,077
    01/01/2009 to 12/31/2009.........  $ 5.51560    $ 6.49008        1,076
    01/01/2010 to 12/31/2010.........  $ 6.49008    $ 7.23545            0
    01/01/2011 to 12/31/2011.........  $ 7.23545    $ 6.83026            0
    01/01/2012 to 12/31/2012.........  $ 6.83026    $ 7.86539            0
    01/01/2013 to 12/31/2013.........  $ 7.86539    $10.83787            0
    01/01/2014 to 12/31/2014.........  $10.83787    $12.14522            0
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.01881    $ 6.01404        2,929
    01/01/2009 to 12/31/2009.........  $ 6.01404    $ 7.68834        3,601
    01/01/2010 to 12/31/2010.........  $ 7.68834    $ 9.07069        3,538
    01/01/2011 to 12/31/2011.........  $ 9.07069    $ 8.85498        3,466
    01/01/2012 to 12/31/2012.........  $ 8.85498    $ 9.79386        2,369
    01/01/2013 to 12/31/2013.........  $ 9.79386    $13.18144        2,579
    01/01/2014 to 12/31/2014.........  $13.18144    $14.36158        2,945
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.41828    $ 7.86918            0
    01/01/2009 to 12/31/2009.........  $ 7.86918    $10.43532          826
    01/01/2010 to 12/31/2010.........  $10.43532    $11.66016          797
    01/01/2011 to 12/31/2011.........  $11.66016    $12.65627          764
    01/01/2012 to 12/31/2012.........  $12.65627    $13.20808          734
    01/01/2013 to 12/31/2013.........  $13.20808    $12.75233          837
    01/01/2014 to 12/31/2014.........  $12.75233    $13.36627          801

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.20904    $ 6.79032        8,688
    01/01/2009 to 12/31/2009.........  $ 6.79032    $ 8.79760        1,037
    01/01/2010 to 12/31/2010.........  $ 8.79760    $ 9.71160        1,036
    01/01/2011 to 12/31/2011.........  $ 9.71160    $ 9.26842        1,036
    01/01/2012 to 12/31/2012.........  $ 9.26842    $11.23837          520
    01/01/2013 to 12/31/2013.........  $11.23837    $14.13179          520
    01/01/2014 to 12/31/2014.........  $14.13179    $14.42811          507
 AST MFS GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.41413    $ 6.76122            0
    01/01/2009 to 12/31/2009.........  $ 6.76122    $ 8.28013            0
    01/01/2010 to 12/31/2010.........  $ 8.28013    $ 9.20054            0
    01/01/2011 to 12/31/2011.........  $ 9.20054    $ 9.01074            0
    01/01/2012 to 12/31/2012.........  $ 9.01074    $10.39385            0
    01/01/2013 to 12/31/2013.........  $10.39385    $13.99889            0
    01/01/2014 to 12/31/2014.........  $13.99889    $14.99296            0
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99878    $10.20336            0
    01/01/2013 to 12/31/2013.........  $10.20336    $13.52099            0
    01/01/2014 to 12/31/2014.........  $13.52099    $14.68193            0
 AST MID-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.78222    $ 5.94845          620
    01/01/2009 to 12/31/2009.........  $ 5.94845    $ 8.13925        1,679
    01/01/2010 to 12/31/2010.........  $ 8.13925    $ 9.91193        1,678
    01/01/2011 to 12/31/2011.........  $ 9.91193    $ 9.42837        1,677
    01/01/2012 to 12/31/2012.........  $ 9.42837    $10.99880          546
    01/01/2013 to 12/31/2013.........  $10.99880    $14.34856          545
    01/01/2014 to 12/31/2014.........  $14.34856    $16.25234          532
 AST MONEY MARKET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.19805    $10.23870       10,929
    01/01/2009 to 12/31/2009.........  $10.23870    $10.11181       18,836
    01/01/2010 to 12/31/2010.........  $10.11181    $ 9.96478       17,831
    01/01/2011 to 12/31/2011.........  $ 9.96478    $ 9.81941       10,742
    01/01/2012 to 12/31/2012.........  $ 9.81941    $ 9.67476       15,859
    01/01/2013 to 12/31/2013.........  $ 9.67476    $ 9.53197        2,017
    01/01/2014 to 12/31/2014.........  $ 9.53197    $ 9.39068          519
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.68823    $ 5.70783        2,005
    01/01/2009 to 12/31/2009.........  $ 5.70783    $ 7.90899        1,538
    01/01/2010 to 12/31/2010.........  $ 7.90899    $ 9.61810        1,452
    01/01/2011 to 12/31/2011.........  $ 9.61810    $ 9.24058        1,422
    01/01/2012 to 12/31/2012.........  $ 9.24058    $10.66287          346
    01/01/2013 to 12/31/2013.........  $10.66287    $14.91804          274
    01/01/2014 to 12/31/2014.........  $14.91804    $16.79171          328
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02868    $10.07373            0
    01/01/2012 to 12/31/2012.........  $10.07373    $10.40803            0
    01/01/2013 to 12/31/2013.........  $10.40803    $ 9.96349            0
    01/01/2014 to 12/31/2014.........  $ 9.96349    $10.32167            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                           OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                          ------------ ------------ --------------
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008.........  $ 9.58027    $ 5.88338          206
    01/01/2009 to 12/31/2009..........  $ 5.88338    $ 7.52300          316
    01/01/2010 to 12/31/2010..........  $ 7.52300    $ 9.53713          233
    01/01/2011 to 12/31/2011..........  $ 9.53713    $ 9.55460          199
    01/01/2012 to 12/31/2012..........  $ 9.55460    $10.57860          124
    01/01/2013 to 12/31/2013..........  $10.57860    $13.82080           57
    01/01/2014 to 12/31/2014..........  $13.82080    $14.69733          116
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008.........  $10.18967    $ 6.36737          507
    01/01/2009 to 12/31/2009..........  $ 6.36737    $ 7.68860          569
    01/01/2010 to 12/31/2010..........  $ 7.68860    $ 9.11006          552
    01/01/2011 to 04/29/2011..........  $ 9.11006    $10.22410            0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012.........  $ 9.99878    $10.33580          533
    01/01/2013 to 12/31/2013..........  $10.33580    $12.10896          285
    01/01/2014 to 12/31/2014..........  $12.10896    $12.54281          449
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008.........  $10.10152    $ 5.57836            0
    01/01/2009 to 12/31/2009..........  $ 5.57836    $ 9.15131        2,177
    01/01/2010 to 12/31/2010..........  $ 9.15131    $11.02373          949
    01/01/2011 to 12/31/2011..........  $11.02373    $ 8.65913          832
    01/01/2012 to 12/31/2012..........  $ 8.65913    $10.06026            0
    01/01/2013 to 12/31/2013..........  $10.06026    $ 9.93349            0
    01/01/2014 to 12/31/2014..........  $ 9.93349    $ 9.32822            0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2008* to 12/31/2008.........  $10.54609    $10.31309        9,233
    01/01/2009 to 12/31/2009..........  $10.31309    $11.19983        5,110
    01/01/2010 to 12/31/2010..........  $11.19983    $11.46443        2,532
    01/01/2011 to 12/31/2011..........  $11.46443    $11.54901        1,923
    01/01/2012 to 12/31/2012..........  $11.54901    $11.91219        1,320
    01/01/2013 to 12/31/2013..........  $11.91219    $11.48080          431
    01/01/2014 to 12/31/2014..........  $11.48080    $11.29984            0
 AST PIAMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2008* to 12/31/2008.........  $10.90104    $10.21996       13,017
    01/01/2009 to 12/31/2009..........  $10.21996    $11.73265        8,123
    01/01/2010 to 12/31/2010..........  $11.73265    $12.45111        7,252
    01/01/2011 to 12/31/2011..........  $12.45111    $12.65692        7,159
    01/01/2012 to 12/31/2012..........  $12.65692    $13.63177        4,925
    01/01/2013 to 12/31/2013..........  $13.63177    $13.18325        1,557
    01/01/2014 to 12/31/2014..........  $13.18325    $13.53775        1,565
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008.........  $10.45047    $ 8.33099      188,702
    01/01/2009 to 12/31/2009..........  $ 8.33099    $ 9.85231      261,340
    01/01/2010 to 12/31/2010..........  $ 9.85231    $10.73264      248,407
    01/01/2011 to 12/31/2011..........  $10.73264    $10.67932      221,353
    01/01/2012 to 12/31/2012..........  $10.67932    $11.61253      171,439
    01/01/2013 to 12/31/2013..........  $11.61253    $12.49455      133,092
    01/01/2014 to 12/31/2014..........  $12.49455    $13.02060      110,838

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                           OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                          ------------ ------------ --------------
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011.........  $10.01869    $10.07365            0
    01/01/2012 to 12/31/2012..........  $10.07365    $10.63000            0
    01/01/2013 to 12/31/2013..........  $10.63000    $10.23047            0
    01/01/2014 to 12/31/2014..........  $10.23047    $10.68997            0
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008.........  $10.23534    $ 6.17596      244,916
    01/01/2009 to 12/31/2009..........  $ 6.17596    $ 7.66499      594,318
    01/01/2010 to 12/31/2010..........  $ 7.66499    $ 8.98792      843,988
    01/01/2011 to 12/31/2011..........  $ 8.98792    $ 8.30480      416,597
    01/01/2012 to 12/31/2012..........  $ 8.30480    $ 9.23898      541,334
    01/01/2013 to 12/31/2013..........  $ 9.23898    $10.65198      554,714
    01/01/2014 to 12/31/2014..........  $10.65198    $11.45954      553,437
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2008* to 12/31/2008.........  $ 9.32568    $ 5.89074        9,045
    01/01/2009 to 12/31/2009..........  $ 5.89074    $ 7.07001          570
    01/01/2010 to 12/31/2010..........  $ 7.07001    $ 8.01363          569
    01/01/2011 to 12/31/2011..........  $ 8.01363    $ 8.16814          569
    01/01/2012 to 12/31/2012..........  $ 8.16814    $ 9.56031          568
    01/01/2013 to 12/31/2013..........  $ 9.56031    $12.47309          568
    01/01/2014 to 12/31/2014..........  $12.47309    $14.40373          554
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011.........  $ 9.99877    $ 8.91023            0
    01/01/2012 to 12/31/2012..........  $ 8.91023    $ 9.93326            0
    01/01/2013 to 12/31/2013..........  $ 9.93326    $11.97809            0
    01/01/2014 to 12/31/2014..........  $11.97809    $12.56798            0
 AST RCM WORLD TRENDS PORTFOLIO
    05/01/2008* to 12/31/2008.........  $10.08114    $ 7.35523        8,946
    01/01/2009 to 12/31/2009..........  $ 7.35523    $ 8.94120       27,885
    01/01/2010 to 12/31/2010..........  $ 8.94120    $ 9.85881       26,418
    01/01/2011 to 12/31/2011..........  $ 9.85881    $ 9.53676       22,491
    01/01/2012 to 12/31/2012..........  $ 9.53676    $10.36157       18,365
    01/01/2013 to 12/31/2013..........  $10.36157    $11.47816       11,937
    01/01/2014 to 12/31/2014..........  $11.47816    $11.88938       11,943
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    05/01/2008* to 12/31/2008.........  $10.09932    $ 6.70554        8,144
    01/01/2009 to 12/31/2009..........  $ 6.70554    $ 8.38012        8,650
    01/01/2010 to 12/31/2010..........  $ 8.38012    $ 9.44028        5,293
    01/01/2011 to 12/31/2011..........  $ 9.44028    $ 9.07863        3,544
    01/01/2012 to 12/31/2012..........  $ 9.07863    $10.36646       13,138
    01/01/2013 to 12/31/2013..........  $10.36646    $12.05754       12,098
    01/01/2014 to 12/31/2014..........  $12.05754    $12.52440       12,976
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2008* to 12/31/2008.........  $10.18531    $ 7.17097       21,101
    01/01/2009 to 12/31/2009..........  $ 7.17097    $ 9.00157       44,678
    01/01/2010 to 12/31/2010..........  $ 9.00157    $ 9.91585       47,755
    01/01/2011 to 12/31/2011..........  $ 9.91585    $ 9.43900       39,663
    01/01/2012 to 12/31/2012..........  $ 9.43900    $10.33478       50,865
    01/01/2013 to 12/31/2013..........  $10.33478    $11.64804       31,874
    01/01/2014 to 12/31/2014..........  $11.64804    $11.82413       29,122

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                           OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                          ------------ ------------ --------------
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008.........  $ 9.18665    $ 5.63081        1,184
    01/01/2009 to 12/31/2009..........  $ 5.63081    $ 7.35943          621
    01/01/2010 to 12/31/2010..........  $ 7.35943    $ 9.61033          558
    01/01/2011 to 12/31/2011..........  $ 9.61033    $ 8.22684        1,075
    01/01/2012 to 12/31/2012..........  $ 8.22684    $ 9.73193          418
    01/01/2013 to 12/31/2013..........  $ 9.73193    $13.50098          346
    01/01/2014 to 12/31/2014..........  $13.50098    $13.95840          399
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008.........  $ 9.49890    $ 6.32631          123
    01/01/2009 to 12/31/2009..........  $ 6.32631    $ 8.34608          103
    01/01/2010 to 12/31/2010..........  $ 8.34608    $11.21701           66
    01/01/2011 to 12/31/2011..........  $11.21701    $10.94299           61
    01/01/2012 to 12/31/2012..........  $10.94299    $12.09353           58
    01/01/2013 to 12/31/2013..........  $12.09353    $16.10539           34
    01/01/2014 to 12/31/2014..........  $16.10539    $16.47299           56
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008.........  $ 9.38155    $ 6.55164          879
    01/01/2009 to 12/31/2009..........  $ 6.55164    $ 8.19749        1,451
    01/01/2010 to 12/31/2010..........  $ 8.19749    $10.17554        1,409
    01/01/2011 to 12/31/2011..........  $10.17554    $ 9.42601        1,388
    01/01/2012 to 12/31/2012..........  $ 9.42601    $10.97278          282
    01/01/2013 to 12/31/2013..........  $10.97278    $14.85360          239
    01/01/2014 to 12/31/2014..........  $14.85360    $15.40474          271
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008.........  $10.07633    $ 7.45021       29,402
    01/01/2009 to 12/31/2009..........  $ 7.45021    $ 9.11168       64,679
    01/01/2010 to 12/31/2010..........  $ 9.11168    $10.01224       65,983
    01/01/2011 to 12/31/2011..........  $10.01224    $10.05986       60,257
    01/01/2012 to 12/31/2012..........  $10.05986    $11.24841       61,683
    01/01/2013 to 12/31/2013..........  $11.24841    $12.94742       55,317
    01/01/2014 to 12/31/2014..........  $12.94742    $13.50580       53,185
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    05/01/2008* to 12/31/2008.........  $ 9.05555    $ 5.43545          601
    01/01/2009 to 12/31/2009..........  $ 5.43545    $ 6.62933          601
    01/01/2010 to 12/31/2010..........  $ 6.62933    $ 7.39612          600
    01/01/2011 to 12/31/2011..........  $ 7.39612    $ 7.16740          600
    01/01/2012 to 12/31/2012..........  $ 7.16740    $ 8.27934          599
    01/01/2013 to 12/31/2013..........  $ 8.27934    $10.57829          599
    01/01/2014 to 12/31/2014..........  $10.57829    $11.20000          584
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008.........  $ 9.65109    $ 5.90554        2,251
    01/01/2009 to 12/31/2009..........  $ 5.90554    $ 8.92350        2,877
    01/01/2010 to 12/31/2010..........  $ 8.92350    $10.18149        1,786
    01/01/2011 to 12/31/2011..........  $10.18149    $ 9.86091        1,779
    01/01/2012 to 12/31/2012..........  $ 9.86091    $11.42292        1,402
    01/01/2013 to 12/31/2013..........  $11.42292    $16.20852           39
    01/01/2014 to 12/31/2014..........  $16.20852    $17.30129           64

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                           OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                          ------------ ------------ --------------
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2008* to 12/31/2008.........  $12.07851    $ 5.74017        4,203
    01/01/2009 to 12/31/2009..........  $ 5.74017    $ 8.44609        5,499
    01/01/2010 to 12/31/2010..........  $ 8.44609    $10.02311        3,643
    01/01/2011 to 12/31/2011..........  $10.02311    $ 8.40188        3,680
    01/01/2012 to 12/31/2012..........  $ 8.40188    $ 8.57677        3,922
    01/01/2013 to 12/31/2013..........  $ 8.57677    $ 9.74955        3,828
    01/01/2014 to 12/31/2014..........  $ 9.74955    $ 8.80219        3,842
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    05/01/2008* to 12/31/2008.........  $11.03701    $10.20756        2,627
    01/01/2009 to 12/31/2009..........  $10.20756    $11.27487        5,501
    01/01/2010 to 12/31/2010..........  $11.27487    $11.74596        4,851
    01/01/2011 to 12/31/2011..........  $11.74596    $12.04961        4,738
    01/01/2012 to 12/31/2012..........  $12.04961    $12.49139        1,620
    01/01/2013 to 12/31/2013..........  $12.49139    $11.84456        1,414
    01/01/2014 to 12/31/2014..........  $11.84456    $11.73429        1,391
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/01/2008* to 12/31/2008.........  $ 9.78324    $ 5.89032        9,337
    01/01/2009 to 12/31/2009..........  $ 5.89032    $ 7.45305        8,924
    01/01/2010 to 12/31/2010..........  $ 7.45305    $ 8.41749        8,099
    01/01/2011 to 12/31/2011..........  $ 8.41749    $ 8.00650        7,879
    01/01/2012 to 12/31/2012..........  $ 8.00650    $ 8.75617        8,142
    01/01/2013 to 12/31/2013..........  $ 8.75617    $10.39530        9,993
    01/01/2014 to 12/31/2014..........  $10.39530    $10.80521       14,123
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2008* to 12/31/2008.........  $10.25008    $ 9.32155            0
    01/01/2009 to 12/31/2009..........  $ 9.32155    $10.25168            0
    01/01/2010 to 12/31/2010..........  $10.25168    $10.88762            0
    01/01/2011 to 12/31/2011..........  $10.88762    $11.37290            0
    01/01/2012 to 12/31/2012..........  $11.37290    $12.08434            0
    01/01/2013 to 12/31/2013..........  $12.08434    $11.72777            0
    01/01/2014 to 12/31/2014..........  $11.72777    $12.38580            0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008.........  $10.07816    $ 6.65060       20,066
    01/01/2009 to 12/31/2009..........  $ 6.65060    $ 8.52206       54,865
    01/01/2010 to 12/31/2010..........  $ 8.52206    $ 9.25566       51,668
    01/01/2011 to 12/31/2011..........  $ 9.25566    $ 8.96647       41,470
    01/01/2012 to 09/21/2012..........  $ 8.96647    $10.05804            0

* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

   ACCUMULATION UNIT VALUES: COMBINATION 5% ROLL UP AND HAV DEATH BENEFIT OR
                   HIGHEST DAILY VALUE DEATH BENEFIT (1.65%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.12208    $ 6.99774       29,180
    01/01/2009 to 12/31/2009.........  $ 6.99774    $ 8.56077       32,867
    01/01/2010 to 12/31/2010.........  $ 8.56077    $ 9.42920       32,838
    01/01/2011 to 12/31/2011.........  $ 9.42920    $ 9.02949       32,020
    01/01/2012 to 12/31/2012.........  $ 9.02949    $ 9.99875       32,673
    01/01/2013 to 12/31/2013.........  $ 9.99875    $10.81729       32,645
    01/01/2014 to 12/31/2014.........  $10.81729    $11.04775       32,002
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.34880    $ 7.24085       15,545
    01/01/2009 to 12/31/2009.........  $ 7.24085    $ 8.98942       21,894
    01/01/2010 to 12/31/2010.........  $ 8.98942    $10.05547       21,809
    01/01/2011 to 12/31/2011.........  $10.05547    $ 9.90327       20,262
    01/01/2012 to 12/31/2012.........  $ 9.90327    $11.07180       21,212
    01/01/2013 to 12/31/2013.........  $11.07180    $12.69517       20,076
    01/01/2014 to 12/31/2014.........  $12.69517    $13.25161       19,112
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.12516    $ 6.13711            0
    01/01/2009 to 12/31/2009.........  $ 6.13711    $ 7.11046            0
    01/01/2010 to 12/31/2010.........  $ 7.11046    $ 7.96345            0
    01/01/2011 to 12/31/2011.........  $ 7.96345    $ 8.11397            0
    01/01/2012 to 05/04/2012.........  $ 8.11397    $ 8.81706            0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.22465    $ 7.32641       46,459
    01/01/2009 to 12/31/2009.........  $ 7.32641    $ 8.88640       75,884
    01/01/2010 to 12/31/2010.........  $ 8.88640    $ 9.81842       73,630
    01/01/2011 to 12/31/2011.........  $ 9.81842    $ 9.54167       67,780
    01/01/2012 to 12/31/2012.........  $ 9.54167    $10.55748       71,362
    01/01/2013 to 12/31/2013.........  $10.55748    $12.21879       70,739
    01/01/2014 to 12/31/2014.........  $12.21879    $12.80420       69,981
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99865    $ 9.16846            0
    01/01/2012 to 12/31/2012.........  $ 9.16846    $10.09214            0
    01/01/2013 to 12/31/2013.........  $10.09214    $11.00564            0
    01/01/2014 to 12/31/2014.........  $11.00564    $11.35676            0
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99865    $10.50194            0
    01/01/2014 to 12/31/2014.........  $10.50194    $10.70087            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14542    $10.30074            0
    01/01/2010 to 12/31/2010.........  $10.30074    $11.52408            0
    01/01/2011 to 12/31/2011.........  $11.52408    $10.67128            0
    01/01/2012 to 12/31/2012.........  $10.67128    $11.88679            0
    01/01/2013 to 12/31/2013.........  $11.88679    $15.36895            0
    01/01/2014 to 12/31/2014.........  $15.36895    $16.67128            0
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.01371    $ 6.66939       44,724
    01/01/2009 to 12/31/2009.........  $ 6.66939    $ 8.22287       23,769
    01/01/2010 to 12/31/2010.........  $ 8.22287    $ 9.17123       24,189
    01/01/2011 to 12/31/2011.........  $ 9.17123    $ 8.80352       20,954
    01/01/2012 to 12/31/2012.........  $ 8.80352    $ 9.84875       18,826
    01/01/2013 to 12/31/2013.........  $ 9.84875    $11.88602       18,522
    01/01/2014 to 12/31/2014.........  $11.88602    $12.51071       18,098
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99865    $11.66552            0
    01/01/2014 to 12/31/2014.........  $11.66552    $13.03778            0
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.48643    $ 5.98588        3,442
    01/01/2009 to 12/31/2009.........  $ 5.98588    $ 7.76870        3,439
    01/01/2010 to 12/31/2010.........  $ 7.76870    $ 9.83530        3,437
    01/01/2011 to 12/31/2011.........  $ 9.83530    $10.31335        3,434
    01/01/2012 to 12/31/2012.........  $10.31335    $11.70262        3,432
    01/01/2013 to 12/31/2013.........  $11.70262    $11.87311        3,158
    01/01/2014 to 12/31/2014.........  $11.87311    $15.29083        3,156
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    05/01/2008* to 07/18/2008........  $ 8.69107    $ 8.09673            0
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99865    $ 9.69098            0
    01/01/2014 to 12/31/2014.........  $ 9.69098    $10.01983            0
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.07727    $ 6.72158        8,806
    01/01/2009 to 12/31/2009.........  $ 6.72158    $ 8.18940        3,651
    01/01/2010 to 12/31/2010.........  $ 8.18940    $ 9.21340        9,132
    01/01/2011 to 12/31/2011.........  $ 9.21340    $ 8.92746        8,688
    01/01/2012 to 12/31/2012.........  $ 8.92746    $ 9.71625        8,321
    01/01/2013 to 12/31/2013.........  $ 9.71625    $10.96929          617
    01/01/2014 to 12/31/2014.........  $10.96929    $11.13113          612
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10361    $ 7.50818            0
    01/01/2009 to 12/31/2009.........  $ 7.50818    $ 8.95434        4,051
    01/01/2010 to 12/31/2010.........  $ 8.95434    $ 9.98250        4,018
    01/01/2011 to 12/31/2011.........  $ 9.98250    $ 9.57767        3,120
    01/01/2012 to 12/31/2012.........  $ 9.57767    $10.70651        3,833
    01/01/2013 to 12/31/2013.........  $10.70651    $12.55730        3,813
    01/01/2014 to 12/31/2014.........  $12.55730    $13.05970        3,787

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99866    $ 7.47404            0
    01/01/2009 to 11/13/2009.........  $ 7.47404    $ 8.36111            0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99866    $10.74996       30,440
    01/01/2013 to 12/31/2013.........  $10.74996    $13.16327       23,015
    01/01/2014 to 12/31/2014.........  $13.16327    $13.36083       23,048
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99865    $10.81844            0
    01/01/2014 to 12/31/2014.........  $10.81844    $10.91497            0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17534    $ 6.11426            0
    01/01/2009 to 12/31/2009.........  $ 6.11426    $ 8.12602            0
    01/01/2010 to 12/31/2010.........  $ 8.12602    $ 9.60868          198
    01/01/2011 to 12/31/2011.........  $ 9.60868    $ 8.97632          180
    01/01/2012 to 12/31/2012.........  $ 8.97632    $11.19711          183
    01/01/2013 to 12/31/2013.........  $11.19711    $11.49401          172
    01/01/2014 to 12/31/2014.........  $11.49401    $12.88148          162
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.01334    $ 6.11808            0
    01/01/2009 to 12/31/2009.........  $ 6.11808    $ 8.99184            0
    01/01/2010 to 12/31/2010.........  $ 8.99184    $ 9.75579            0
    01/01/2011 to 12/31/2011.........  $ 9.75579    $ 9.21766            0
    01/01/2012 to 12/31/2012.........  $ 9.21766    $10.85976            0
    01/01/2013 to 12/31/2013.........  $10.85976    $13.86041            0
    01/01/2014 to 02/07/2014.........  $13.86041    $13.63585            0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.36625    $ 5.95620            0
    01/01/2009 to 12/31/2009.........  $ 5.95620    $ 6.98372            0
    01/01/2010 to 12/31/2010.........  $ 6.98372    $ 7.75562            0
    01/01/2011 to 12/31/2011.........  $ 7.75562    $ 7.20858            0
    01/01/2012 to 12/31/2012.........  $ 7.20858    $ 8.48589            0
    01/01/2013 to 12/31/2013.........  $ 8.48589    $11.14807            0
    01/01/2014 to 12/31/2014.........  $11.14807    $12.40707            0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.35374    $ 6.07379            0
    01/01/2009 to 12/31/2009.........  $ 6.07379    $ 9.38654            0
    01/01/2010 to 12/31/2010.........  $ 9.38654    $11.06461            0
    01/01/2011 to 12/31/2011.........  $11.06461    $10.56093            0
    01/01/2012 to 12/31/2012.........  $10.56093    $12.42680            0
    01/01/2013 to 12/31/2013.........  $12.42680    $16.16023            0
    01/01/2014 to 12/31/2014.........  $16.16023    $17.73012            0
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08928    $ 7.61722            0
    01/01/2009 to 12/31/2009.........  $ 7.61722    $ 9.24559            0
    01/01/2010 to 12/31/2010.........  $ 9.24559    $10.15017            0
    01/01/2011 to 12/31/2011.........  $10.15017    $ 9.93469            0
    01/01/2012 to 12/31/2012.........  $ 9.93469    $10.76296            0
    01/01/2013 to 12/31/2013.........  $10.76296    $11.62787            0
    01/01/2014 to 12/31/2014.........  $11.62787    $11.90115            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03354    $ 7.64041            0
    01/01/2009 to 12/31/2009.........  $ 7.64041    $ 9.53411            0
    01/01/2010 to 12/31/2010.........  $ 9.53411    $11.88974          159
    01/01/2011 to 12/31/2011.........  $11.88974    $11.84899          144
    01/01/2012 to 12/31/2012.........  $11.84899    $13.48502          147
    01/01/2013 to 12/31/2013.........  $13.48502    $18.41471          138
    01/01/2014 to 12/31/2014.........  $18.41471    $19.41929          129
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.37324    $ 6.05406          678
    01/01/2009 to 12/31/2009.........  $ 6.05406    $ 7.04311          677
    01/01/2010 to 12/31/2010.........  $ 7.04311    $ 7.79066          677
    01/01/2011 to 12/31/2011.........  $ 7.79066    $ 7.62654          676
    01/01/2012 to 12/31/2012.........  $ 7.62654    $ 8.50782          676
    01/01/2013 to 12/31/2013.........  $ 8.50782    $11.26788          675
    01/01/2014 to 12/31/2014.........  $11.26788    $11.25741          675
 AST HIGH YIELD PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.63164    $ 7.71057            0
    01/01/2009 to 12/31/2009.........  $ 7.71057    $10.28206            0
    01/01/2010 to 12/31/2010.........  $10.28206    $11.48046            0
    01/01/2011 to 12/31/2011.........  $11.48046    $11.65246            0
    01/01/2012 to 12/31/2012.........  $11.65246    $13.05320            0
    01/01/2013 to 12/31/2013.........  $13.05320    $13.76313            0
    01/01/2014 to 12/31/2014.........  $13.76313    $13.88571            0
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.52367    $ 5.42096          503
    01/01/2009 to 12/31/2009.........  $ 5.42096    $ 7.21479          502
    01/01/2010 to 12/31/2010.........  $ 7.21479    $ 8.12639          502
    01/01/2011 to 12/31/2011.........  $ 8.12639    $ 6.96126          501
    01/01/2012 to 12/31/2012.........  $ 6.96126    $ 8.24261          501
    01/01/2013 to 12/31/2013.........  $ 8.24261    $ 9.65386          500
    01/01/2014 to 12/31/2014.........  $ 9.65386    $ 8.97224          500
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.90597    $ 5.77016          537
    01/01/2009 to 12/31/2009.........  $ 5.77016    $ 7.40754          536
    01/01/2010 to 12/31/2010.........  $ 7.40754    $ 8.09483          535
    01/01/2011 to 12/31/2011.........  $ 8.09483    $ 6.96406          535
    01/01/2012 to 12/31/2012.........  $ 6.96406    $ 7.99317          534
    01/01/2013 to 12/31/2013.........  $ 7.99317    $ 9.39401          534
    01/01/2014 to 12/31/2014.........  $ 9.39401    $ 8.62180          534
 AST INVESTMENT GRADE BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.02958    $10.79210       10,078
    01/01/2009 to 12/31/2009.........  $10.79210    $11.81672       11,946
    01/01/2010 to 12/31/2010.........  $11.81672    $12.88138        1,692
    01/01/2011 to 12/31/2011.........  $12.88138    $14.24918       18,916
    01/01/2012 to 12/31/2012.........  $14.24918    $15.33516        5,433
    01/01/2013 to 12/31/2013.........  $15.33516    $14.60580          759
    01/01/2014 to 12/31/2014.........  $14.60580    $15.33532          200

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11180    $ 7.14096            0
    01/01/2009 to 12/31/2009.........  $ 7.14096    $ 8.89822            0
    01/01/2010 to 12/31/2010.........  $ 8.89822    $ 9.96312            0
    01/01/2011 to 12/31/2011.........  $ 9.96312    $ 9.74554            0
    01/01/2012 to 12/31/2012.........  $ 9.74554    $10.88918            0
    01/01/2013 to 12/31/2013.........  $10.88918    $12.45638            0
    01/01/2014 to 12/31/2014.........  $12.45638    $13.03382            0
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08934    $ 5.96578            0
    01/01/2009 to 12/31/2009.........  $ 5.96578    $ 7.97475            0
    01/01/2010 to 12/31/2010.........  $ 7.97475    $ 8.40761            0
    01/01/2011 to 12/31/2011.........  $ 8.40761    $ 7.51429            0
    01/01/2012 to 12/31/2012.........  $ 7.51429    $ 9.01146            0
    01/01/2013 to 12/31/2013.........  $ 9.01146    $10.22680            0
    01/01/2014 to 12/31/2014.........  $10.22680    $ 9.42013            0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.24499    $ 7.85743       68,110
    01/01/2009 to 12/31/2009.........  $ 7.85743    $ 9.43169       66,823
    01/01/2010 to 12/31/2010.........  $ 9.43169    $ 9.95744       86,436
    01/01/2011 to 12/31/2011.........  $ 9.95744    $ 9.81870       82,711
    01/01/2012 to 12/31/2012.........  $ 9.81870    $10.69433       84,775
    01/01/2013 to 12/31/2013.........  $10.69433    $11.68125       83,022
    01/01/2014 to 12/31/2014.........  $11.68125    $12.11753       78,738
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08404    $10.29093            0
    01/01/2010 to 12/31/2010.........  $10.29093    $11.26928            0
    01/01/2011 to 12/31/2011.........  $11.26928    $11.15975            0
    01/01/2012 to 12/31/2012.........  $11.15975    $12.64536            0
    01/01/2013 to 12/31/2013.........  $12.64536    $16.97976            0
    01/01/2014 to 12/31/2014.........  $16.97976    $18.29120            0
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.17567    $ 5.50382            0
    01/01/2009 to 12/31/2009.........  $ 5.50382    $ 6.46665            0
    01/01/2010 to 12/31/2010.........  $ 6.46665    $ 7.19865            0
    01/01/2011 to 12/31/2011.........  $ 7.19865    $ 6.78556            0
    01/01/2012 to 12/31/2012.........  $ 6.78556    $ 7.80227            0
    01/01/2013 to 12/31/2013.........  $ 7.80227    $10.73490            0
    01/01/2014 to 12/31/2014.........  $10.73490    $12.01213            0
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.00747    $ 6.00136          530
    01/01/2009 to 12/31/2009.........  $ 6.00136    $ 7.66056          529
    01/01/2010 to 12/31/2010.........  $ 7.66056    $ 9.02465          528
    01/01/2011 to 12/31/2011.........  $ 9.02465    $ 8.79712          528
    01/01/2012 to 12/31/2012.........  $ 8.79712    $ 9.71542          528
    01/01/2013 to 12/31/2013.........  $ 9.71542    $13.05671          527
    01/01/2014 to 12/31/2014.........  $13.05671    $14.20469          527

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.40650    $ 7.85240            0
    01/01/2009 to 12/31/2009.........  $ 7.85240    $10.39780            0
    01/01/2010 to 12/31/2010.........  $10.39780    $11.60097            0
    01/01/2011 to 12/31/2011.........  $11.60097    $12.57346            0
    01/01/2012 to 12/31/2012.........  $12.57346    $13.10218            0
    01/01/2013 to 12/31/2013.........  $13.10218    $12.63136            0
    01/01/2014 to 12/31/2014.........  $12.63136    $13.21993            0
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.19749    $ 6.77594            0
    01/01/2009 to 12/31/2009.........  $ 6.77594    $ 8.76593            0
    01/01/2010 to 12/31/2010.........  $ 8.76593    $ 9.66237            0
    01/01/2011 to 12/31/2011.........  $ 9.66237    $ 9.20773            0
    01/01/2012 to 12/31/2012.........  $ 9.20773    $11.14830            0
    01/01/2013 to 12/31/2013.........  $11.14830    $13.99772            0
    01/01/2014 to 12/31/2014.........  $13.99772    $14.27012            0
 AST MFS GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.40246    $ 6.74699            0
    01/01/2009 to 12/31/2009.........  $ 6.74699    $ 8.25049            0
    01/01/2010 to 12/31/2010.........  $ 8.25049    $ 9.15396            0
    01/01/2011 to 12/31/2011.........  $ 9.15396    $ 8.95188            0
    01/01/2012 to 12/31/2012.........  $ 8.95188    $10.31061            0
    01/01/2013 to 12/31/2013.........  $10.31061    $13.86622            0
    01/01/2014 to 12/31/2014.........  $13.86622    $14.82894            0
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99866    $10.19779            0
    01/01/2013 to 12/31/2013.........  $10.19779    $13.49352            0
    01/01/2014 to 12/31/2014.........  $13.49352    $14.63049            0
 AST MID-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.77113    $ 5.93583            0
    01/01/2009 to 12/31/2009.........  $ 5.93583    $ 8.10997            0
    01/01/2010 to 12/31/2010.........  $ 8.10997    $ 9.86182            0
    01/01/2011 to 12/31/2011.........  $ 9.86182    $ 9.36683            0
    01/01/2012 to 12/31/2012.........  $ 9.36683    $10.91072            0
    01/01/2013 to 12/31/2013.........  $10.91072    $14.21273            0
    01/01/2014 to 12/31/2014.........  $14.21273    $16.07477            0
 AST MONEY MARKET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.18659    $10.21711            0
    01/01/2009 to 12/31/2009.........  $10.21711    $10.07561       37,214
    01/01/2010 to 12/31/2010.........  $10.07561    $ 9.91454            0
    01/01/2011 to 12/31/2011.........  $ 9.91454    $ 9.75568            0
    01/01/2012 to 12/31/2012.........  $ 9.75568    $ 9.59772            0
    01/01/2013 to 12/31/2013.........  $ 9.59772    $ 9.44149            0
    01/01/2014 to 12/31/2014.........  $ 9.44149    $ 9.28812            0
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.67730    $ 5.69575          433
    01/01/2009 to 12/31/2009.........  $ 5.69575    $ 7.88054          432
    01/01/2010 to 12/31/2010.........  $ 7.88054    $ 9.56935          432
    01/01/2011 to 12/31/2011.........  $ 9.56935    $ 9.18010          431
    01/01/2012 to 12/31/2012.........  $ 9.18010    $10.57746          431
    01/01/2013 to 12/31/2013.........  $10.57746    $14.77670          431
    01/01/2014 to 12/31/2014.........  $14.77670    $16.60798          430

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02856    $10.07118           0
    01/01/2012 to 12/31/2012.........  $10.07118    $10.38994           0
    01/01/2013 to 12/31/2013.........  $10.38994    $ 9.93140           0
    01/01/2014 to 12/31/2014.........  $ 9.93140    $10.27321           0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.56944    $ 5.87092         439
    01/01/2009 to 12/31/2009.........  $ 5.87092    $ 7.49601         438
    01/01/2010 to 12/31/2010.........  $ 7.49601    $ 9.48898         438
    01/01/2011 to 12/31/2011.........  $ 9.48898    $ 9.49232         437
    01/01/2012 to 12/31/2012.........  $ 9.49232    $10.49411         437
    01/01/2013 to 12/31/2013.........  $10.49411    $13.69017         437
    01/01/2014 to 12/31/2014.........  $13.69017    $14.53686         436
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.17826    $ 6.35398           0
    01/01/2009 to 12/31/2009.........  $ 6.35398    $ 7.66103           0
    01/01/2010 to 12/31/2010.........  $ 7.66103    $ 9.06395           0
    01/01/2011 to 04/29/2011.........  $ 9.06395    $10.16746           0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99866    $10.32536           0
    01/01/2013 to 12/31/2013.........  $10.32536    $12.07886           0
    01/01/2014 to 12/31/2014.........  $12.07886    $12.49325           0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10140    $ 5.57465           0
    01/01/2009 to 12/31/2009.........  $ 5.57465    $ 9.13179           0
    01/01/2010 to 12/31/2010.........  $ 9.13179    $10.98394         859
    01/01/2011 to 12/31/2011.........  $10.98394    $ 8.61509         781
    01/01/2012 to 12/31/2012.........  $ 8.61509    $ 9.99446         794
    01/01/2013 to 12/31/2013.........  $ 9.99446    $ 9.85392         746
    01/01/2014 to 12/31/2014.........  $ 9.85392    $ 9.23973         701
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.53417    $10.29137         523
    01/01/2009 to 12/31/2009.........  $10.29137    $11.15975         522
    01/01/2010 to 12/31/2010.........  $11.15975    $11.40633         789
    01/01/2011 to 12/31/2011.........  $11.40633    $11.47348         788
    01/01/2012 to 12/31/2012.........  $11.47348    $11.81651         788
    01/01/2013 to 12/31/2013.........  $11.81651    $11.37165         787
    01/01/2014 to 12/31/2014.........  $11.37165    $11.17595         787
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.88875    $10.19844         856
    01/01/2009 to 12/31/2009.........  $10.19844    $11.69074         855
    01/01/2010 to 12/31/2010.........  $11.69074    $12.38840       1,269
    01/01/2011 to 12/31/2011.........  $12.38840    $12.57463       1,269
    01/01/2012 to 12/31/2012.........  $12.57463    $13.52312       1,268
    01/01/2013 to 12/31/2013.........  $13.52312    $13.05890       1,267
    01/01/2014 to 12/31/2014.........  $13.05890    $13.39025       1,266

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.43869    $ 8.31338       39,130
    01/01/2009 to 12/31/2009.........  $ 8.31338    $ 9.81702       51,330
    01/01/2010 to 12/31/2010.........  $ 9.81702    $10.67848       60,725
    01/01/2011 to 12/31/2011.........  $10.67848    $10.60977       59,653
    01/01/2012 to 12/31/2012.........  $10.60977    $11.51987       77,390
    01/01/2013 to 12/31/2013.........  $11.51987    $12.37661       76,422
    01/01/2014 to 12/31/2014.........  $12.37661    $12.87855       75,438
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01857    $10.07108            0
    01/01/2012 to 12/31/2012.........  $10.07108    $10.61155            0
    01/01/2013 to 12/31/2013.........  $10.61155    $10.19757            0
    01/01/2014 to 12/31/2014.........  $10.19757    $10.63978            0
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.22370    $ 6.16283       28,501
    01/01/2009 to 12/31/2009.........  $ 6.16283    $ 7.63741       30,496
    01/01/2010 to 12/31/2010.........  $ 7.63741    $ 8.94227       37,959
    01/01/2011 to 12/31/2011.........  $ 8.94227    $ 8.25042       33,862
    01/01/2012 to 12/31/2012.........  $ 8.25042    $ 9.16476       35,479
    01/01/2013 to 12/31/2013.........  $ 9.16476    $10.55078       37,565
    01/01/2014 to 12/31/2014.........  $10.55078    $11.33402       37,749
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.31507    $ 5.87819            0
    01/01/2009 to 12/31/2009.........  $ 5.87819    $ 7.04457            0
    01/01/2010 to 12/31/2010.........  $ 7.04457    $ 7.97295            0
    01/01/2011 to 12/31/2011.........  $ 7.97295    $ 8.11475            0
    01/01/2012 to 12/31/2012.........  $ 8.11475    $ 9.48376            0
    01/01/2013 to 12/31/2013.........  $ 9.48376    $12.35497            0
    01/01/2014 to 12/31/2014.........  $12.35497    $14.24624            0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99865    $ 8.90145            0
    01/01/2012 to 12/31/2012.........  $ 8.90145    $ 9.90868            0
    01/01/2013 to 12/31/2013.........  $ 9.90868    $11.93095            0
    01/01/2014 to 12/31/2014.........  $11.93095    $12.50003            0
 AST RCM WORLD TRENDS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08110    $ 7.34790            0
    01/01/2009 to 12/31/2009.........  $ 7.34790    $ 8.91911       33,758
    01/01/2010 to 12/31/2010.........  $ 8.91911    $ 9.81987       33,704
    01/01/2011 to 12/31/2011.........  $ 9.81987    $ 9.48499       32,098
    01/01/2012 to 12/31/2012.........  $ 9.48499    $10.28998       33,370
    01/01/2013 to 12/31/2013.........  $10.28998    $11.38205       33,314
    01/01/2014 to 12/31/2014.........  $11.38205    $11.77247       31,869
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09928    $ 6.69886            0
    01/01/2009 to 12/31/2009.........  $ 6.69886    $ 8.35942            0
    01/01/2010 to 12/31/2010.........  $ 8.35942    $ 9.40304            0
    01/01/2011 to 12/31/2011.........  $ 9.40304    $ 9.02950            0
    01/01/2012 to 12/31/2012.........  $ 9.02950    $10.29510            0
    01/01/2013 to 12/31/2013.........  $10.29510    $11.95680            0
    01/01/2014 to 12/31/2014.........  $11.95680    $12.40138            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.17377    $ 7.15579          254
    01/01/2009 to 12/31/2009.........  $ 7.15579    $ 8.96924        7,475
    01/01/2010 to 12/31/2010.........  $ 8.96924    $ 9.86573        7,397
    01/01/2011 to 12/31/2011.........  $ 9.86573    $ 9.37752        5,851
    01/01/2012 to 12/31/2012.........  $ 9.37752    $10.25233        6,988
    01/01/2013 to 12/31/2013.........  $10.25233    $11.53802        7,011
    01/01/2014 to 12/31/2014.........  $11.53802    $11.69509        6,681
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.17622    $ 5.61884          286
    01/01/2009 to 12/31/2009.........  $ 5.61884    $ 7.33285          286
    01/01/2010 to 12/31/2010.........  $ 7.33285    $ 9.56148          285
    01/01/2011 to 12/31/2011.........  $ 9.56148    $ 8.17288          285
    01/01/2012 to 12/31/2012.........  $ 8.17288    $ 9.65376          285
    01/01/2013 to 12/31/2013.........  $ 9.65376    $13.37272          285
    01/01/2014 to 12/31/2014.........  $13.37272    $13.80532          285
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.48828    $ 6.31291            0
    01/01/2009 to 12/31/2009.........  $ 6.31291    $ 8.31609            0
    01/01/2010 to 12/31/2010.........  $ 8.31609    $11.16025            0
    01/01/2011 to 12/31/2011.........  $11.16025    $10.87162            0
    01/01/2012 to 12/31/2012.........  $10.87162    $11.99685            0
    01/01/2013 to 12/31/2013.........  $11.99685    $15.95301            0
    01/01/2014 to 12/31/2014.........  $15.95301    $16.29306            0
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.37095    $ 6.53778          396
    01/01/2009 to 12/31/2009.........  $ 6.53778    $ 8.16805          396
    01/01/2010 to 12/31/2010.........  $ 8.16805    $10.12401          395
    01/01/2011 to 12/31/2011.........  $10.12401    $ 9.36446          395
    01/01/2012 to 12/31/2012.........  $ 9.36446    $10.88505          395
    01/01/2013 to 12/31/2013.........  $10.88505    $14.71312          394
    01/01/2014 to 12/31/2014.........  $14.71312    $15.23645          394
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.06500    $ 7.43460       35,100
    01/01/2009 to 12/31/2009.........  $ 7.43460    $ 9.07921       42,117
    01/01/2010 to 12/31/2010.........  $ 9.07921    $ 9.96197       49,007
    01/01/2011 to 12/31/2011.........  $ 9.96197    $ 9.99465       47,290
    01/01/2012 to 12/31/2012.........  $ 9.99465    $11.15895       30,035
    01/01/2013 to 12/31/2013.........  $11.15895    $12.82550       22,763
    01/01/2014 to 12/31/2014.........  $12.82550    $13.35898       17,127
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.04533    $ 5.42395            0
    01/01/2009 to 12/31/2009.........  $ 5.42395    $ 6.60561            0
    01/01/2010 to 12/31/2010.........  $ 6.60561    $ 7.35889            0
    01/01/2011 to 12/31/2011.........  $ 7.35889    $ 7.12072            0
    01/01/2012 to 12/31/2012.........  $ 7.12072    $ 8.21331            0
    01/01/2013 to 12/31/2013.........  $ 8.21331    $10.47841            0
    01/01/2014 to 12/31/2014.........  $10.47841    $11.07781            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.64030    $ 5.89313            0
    01/01/2009 to 12/31/2009.........  $ 5.89313    $ 8.89163            0
    01/01/2010 to 12/31/2010.........  $ 8.89163    $10.13022            0
    01/01/2011 to 12/31/2011.........  $10.13022    $ 9.79683            0
    01/01/2012 to 12/31/2012.........  $ 9.79683    $11.33204            0
    01/01/2013 to 12/31/2013.........  $11.33204    $16.05592            0
    01/01/2014 to 12/31/2014.........  $16.05592    $17.11312            0
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2008* to 12/31/2008........  $12.06488    $ 5.72803        2,851
    01/01/2009 to 12/31/2009.........  $ 5.72803    $ 8.41567        2,848
    01/01/2010 to 12/31/2010.........  $ 8.41567    $ 9.97228        2,846
    01/01/2011 to 12/31/2011.........  $ 9.97228    $ 8.34692        2,844
    01/01/2012 to 12/31/2012.........  $ 8.34692    $ 8.50802        2,842
    01/01/2013 to 12/31/2013.........  $ 8.50802    $ 9.65707        2,624
    01/01/2014 to 12/31/2014.........  $ 9.65707    $ 8.70583        2,622
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $11.02453    $10.18604          335
    01/01/2009 to 12/31/2009.........  $10.18604    $11.23450          335
    01/01/2010 to 12/31/2010.........  $11.23450    $11.68674          514
    01/01/2011 to 12/31/2011.........  $11.68674    $11.97113          514
    01/01/2012 to 12/31/2012.........  $11.97113    $12.39156          514
    01/01/2013 to 12/31/2013.........  $12.39156    $11.73270          513
    01/01/2014 to 12/31/2014.........  $11.73270    $11.60623          513
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.77218    $ 5.87788        5,462
    01/01/2009 to 12/31/2009.........  $ 5.87788    $ 7.42631        5,459
    01/01/2010 to 12/31/2010.........  $ 7.42631    $ 8.37487        5,457
    01/01/2011 to 12/31/2011.........  $ 8.37487    $ 7.95424        5,454
    01/01/2012 to 12/31/2012.........  $ 7.95424    $ 8.68607        5,452
    01/01/2013 to 12/31/2013.........  $ 8.68607    $10.29685        5,452
    01/01/2014 to 12/31/2014.........  $10.29685    $10.68714        5,452
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.24315    $ 9.30607            0
    01/01/2009 to 12/31/2009.........  $ 9.30607    $10.21947            0
    01/01/2010 to 12/31/2010.........  $10.21947    $10.83736            0
    01/01/2011 to 12/31/2011.........  $10.83736    $11.30368            0
    01/01/2012 to 12/31/2012.........  $11.30368    $11.99291            0
    01/01/2013 to 12/31/2013.........  $11.99291    $11.62187            0
    01/01/2014 to 12/31/2014.........  $11.62187    $12.25576            0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07812    $ 6.64403       23,959
    01/01/2009 to 12/31/2009.........  $ 6.64403    $ 8.50103       31,281
    01/01/2010 to 12/31/2010.........  $ 8.50103    $ 9.21920       37,926
    01/01/2011 to 12/31/2011.........  $ 9.21920    $ 8.91801       28,640
    01/01/2012 to 09/21/2012.........  $ 8.91801    $ 9.99293            0

* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY (1.75%) OR
                      TRUEACCUMULATION HD 60 BPS (1.75%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09299    $10.43027       57,456
    01/01/2008 to 12/31/2008.........  $10.43027    $ 6.98794      115,212
    01/01/2009 to 12/31/2009.........  $ 6.98794    $ 8.54040      117,636
    01/01/2010 to 12/31/2010.........  $ 8.54040    $ 9.39754      118,163
    01/01/2011 to 12/31/2011.........  $ 9.39754    $ 8.99030      112,924
    01/01/2012 to 12/31/2012.........  $ 8.99030    $ 9.94548      117,805
    01/01/2013 to 12/31/2013.........  $ 9.94548    $10.74905       92,728
    01/01/2014 to 12/31/2014.........  $10.74905    $10.96726       81,666
 AST ADVANCED STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.11465    $10.48117       22,909
    01/01/2008 to 12/31/2008.........  $10.48117    $ 7.23075       19,060
    01/01/2009 to 12/31/2009.........  $ 7.23075    $ 8.96811       22,302
    01/01/2010 to 12/31/2010.........  $ 8.96811    $10.02169       22,872
    01/01/2011 to 12/31/2011.........  $10.02169    $ 9.86038       22,635
    01/01/2012 to 12/31/2012.........  $ 9.86038    $11.01296       22,987
    01/01/2013 to 12/31/2013.........  $11.01296    $12.61527       22,847
    01/01/2014 to 12/31/2014.........  $12.61527    $13.15525       24,248
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.06606    $ 9.55618            0
    01/01/2008 to 12/31/2008.........  $ 9.55618    $ 6.12841            0
    01/01/2009 to 12/31/2009.........  $ 6.12841    $ 7.09329            0
    01/01/2010 to 12/31/2010.........  $ 7.09329    $ 7.93634            0
    01/01/2011 to 12/31/2011.........  $ 7.93634    $ 8.07845            0
    01/01/2012 to 05/04/2012.........  $ 8.07845    $ 8.77542            0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07677    $10.44087       25,405
    01/01/2008 to 12/31/2008.........  $10.44087    $ 7.31605       24,295
    01/01/2009 to 12/31/2009.........  $ 7.31605    $ 8.86517       19,123
    01/01/2010 to 12/31/2010.........  $ 8.86517    $ 9.78536       18,899
    01/01/2011 to 12/31/2011.........  $ 9.78536    $ 9.50021       15,193
    01/01/2012 to 12/31/2012.........  $ 9.50021    $10.50110       13,049
    01/01/2013 to 12/31/2013.........  $10.50110    $12.14154       13,054
    01/01/2014 to 12/31/2014.........  $12.14154    $12.71064       13,358
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99857    $ 9.16239            0
    01/01/2012 to 12/31/2012.........  $ 9.16239    $10.07554            0
    01/01/2013 to 12/31/2013.........  $10.07554    $10.97664            0
    01/01/2014 to 12/31/2014.........  $10.97664    $11.31569            0
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99857    $10.49491            0
    01/01/2014 to 12/31/2014.........  $10.49491    $10.68314            0
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........  $ 9.99905    $ 9.38550            0
    01/01/2010 to 12/31/2010.........  $ 9.38550    $10.19950            0
    01/01/2011 to 12/31/2011.........  $10.19950    $10.99021            0
    01/01/2012 to 12/31/2012.........  $10.99021    $11.25045            0
    01/01/2013 to 12/31/2013.........  $11.25045    $10.98071            0
    01/01/2014 to 12/31/2014.........  $10.98071    $10.84156            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2018
    05/01/2008* to 12/31/2008........  $10.02971    $12.17192            0
    01/01/2009 to 12/31/2009.........  $12.17192    $11.23836            0
    01/01/2010 to 12/31/2010.........  $11.23836    $12.28018            0
    01/01/2011 to 12/31/2011.........  $12.28018    $13.70781            0
    01/01/2012 to 12/31/2012.........  $13.70781    $14.24149            0
    01/01/2013 to 12/31/2013.........  $14.24149    $13.55633            0
    01/01/2014 to 12/31/2014.........  $13.55633    $13.67749            0
 AST BOND PORTFOLIO 2019
    05/01/2008* to 12/31/2008........  $10.02968    $12.22915            0
    01/01/2009 to 12/31/2009.........  $12.22915    $11.09305            0
    01/01/2010 to 12/31/2010.........  $11.09305    $12.14049            0
    01/01/2011 to 12/31/2011.........  $12.14049    $13.83749            0
    01/01/2012 to 12/31/2012.........  $13.83749    $14.39557            0
    01/01/2013 to 12/31/2013.........  $14.39557    $13.46404            0
    01/01/2014 to 12/31/2014.........  $13.46404    $13.79636            0
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........  $ 9.99905    $ 8.79584            0
    01/01/2010 to 12/31/2010.........  $ 8.79584    $ 9.66829            0
    01/01/2011 to 12/31/2011.........  $ 9.66829    $11.27658            0
    01/01/2012 to 12/31/2012.........  $11.27658    $11.78243            0
    01/01/2013 to 12/31/2013.........  $11.78243    $10.82497            0
    01/01/2014 to 12/31/2014.........  $10.82497    $11.29372            0
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99810    $11.01704        1,271
    01/01/2011 to 12/31/2011.........  $11.01704    $13.02568            0
    01/01/2012 to 12/31/2012.........  $13.02568    $13.67076            0
    01/01/2013 to 12/31/2013.........  $13.67076    $12.49465            0
    01/01/2014 to 12/31/2014.........  $12.49465    $13.22258            0
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99857    $12.03000        1,736
    01/01/2012 to 12/31/2012.........  $12.03000    $12.51381        1,802
    01/01/2013 to 12/31/2013.........  $12.51381    $11.09970            0
    01/01/2014 to 12/31/2014.........  $11.09970    $12.03968            0
 AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012........  $ 9.99810    $10.40728            0
    01/01/2013 to 12/31/2013.........  $10.40728    $ 9.18480        3,751
    01/01/2014 to 12/31/2014.........  $ 9.18480    $10.16558        2,496
 AST BOND PORTFOLIO 2024
    01/02/2013* to 12/31/2013........  $ 9.99905    $ 8.75636            0
    01/01/2014 to 12/31/2014.........  $ 8.75636    $ 9.86120            0
 AST BOND PORTFOLIO 2025
    01/02/2014* to 12/31/2014........  $ 9.99905    $11.31182            0
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14534    $10.29937            0
    01/01/2010 to 12/31/2010.........  $10.29937    $11.51118            0
    01/01/2011 to 12/31/2011.........  $11.51118    $10.64888            0
    01/01/2012 to 12/31/2012.........  $10.64888    $11.85021            0
    01/01/2013 to 12/31/2013.........  $11.85021    $15.30646            0
    01/01/2014 to 12/31/2014.........  $15.30646    $16.58709            0
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.11612    $10.41590       17,083
    01/01/2008 to 12/31/2008.........  $10.41590    $ 6.66000       91,132
    01/01/2009 to 12/31/2009.........  $ 6.66000    $ 8.20325       93,699
    01/01/2010 to 12/31/2010.........  $ 8.20325    $ 9.14042       96,693
    01/01/2011 to 12/31/2011.........  $ 9.14042    $ 8.76519       88,908
    01/01/2012 to 12/31/2012.........  $ 8.76519    $ 9.79612       91,982
    01/01/2013 to 12/31/2013.........  $ 9.79612    $11.81100       88,113
    01/01/2014 to 12/31/2014.........  $11.81100    $12.41950       76,836

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99857    $11.65577            0
    01/01/2014 to 12/31/2014.........  $11.65577    $13.01406            0
 AST COHEN & STEERS REALTY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10586    $ 9.36473            0
    01/01/2008 to 12/31/2008.........  $ 9.36473    $ 5.97749            0
    01/01/2009 to 12/31/2009.........  $ 5.97749    $ 7.75024            0
    01/01/2010 to 12/31/2010.........  $ 7.75024    $ 9.80223            0
    01/01/2011 to 12/31/2011.........  $ 9.80223    $10.26859            0
    01/01/2012 to 12/31/2012.........  $10.26859    $11.64026            0
    01/01/2013 to 12/31/2013.........  $11.64026    $11.79821            0
    01/01/2014 to 12/31/2014.........  $11.79821    $15.17961            0
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12729    $ 8.83189            0
    01/01/2008 to 07/18/2008.........  $ 8.83189    $ 8.08893            0
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99857    $ 9.68457            0
    01/01/2014 to 12/31/2014.........  $ 9.68457    $10.00340            0
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08883    $10.42497       30,046
    01/01/2008 to 12/31/2008.........  $10.42497    $ 6.71214       18,935
    01/01/2009 to 12/31/2009.........  $ 6.71214    $ 8.16988       22,288
    01/01/2010 to 12/31/2010.........  $ 8.16988    $ 9.18251       23,777
    01/01/2011 to 12/31/2011.........  $ 9.18251    $ 8.88884       17,666
    01/01/2012 to 12/31/2012.........  $ 8.88884    $ 9.66461       18,572
    01/01/2013 to 12/31/2013.........  $ 9.66461    $10.90016       20,494
    01/01/2014 to 12/31/2014.........  $10.90016    $11.05004       19,338
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10358    $ 7.50320        1,828
    01/01/2009 to 12/31/2009.........  $ 7.50320    $ 8.93948        4,027
    01/01/2010 to 12/31/2010.........  $ 8.93948    $ 9.95609        3,593
    01/01/2011 to 12/31/2011.........  $ 9.95609    $ 9.54295        3,273
    01/01/2012 to 12/31/2012.........  $ 9.54295    $10.65713        3,337
    01/01/2013 to 12/31/2013.........  $10.65713    $12.48702        7,698
    01/01/2014 to 12/31/2014.........  $12.48702    $12.97375        8,214
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99858    $ 7.47061            0
    01/01/2009 to 11/13/2009.........  $ 7.47061    $ 8.35013            0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99858    $10.74289        6,882
    01/01/2013 to 12/31/2013.........  $10.74289    $13.14162       11,513
    01/01/2014 to 12/31/2014.........  $13.14162    $13.32571       11,529
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99857    $10.81114            0
    01/01/2014 to 12/31/2014.........  $10.81114    $10.89682            0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17526    $ 6.11149            0
    01/01/2009 to 12/31/2009.........  $ 6.11149    $ 8.11443            0
    01/01/2010 to 12/31/2010.........  $ 8.11443    $ 9.58552            0
    01/01/2011 to 12/31/2011.........  $ 9.58552    $ 8.94588            0
    01/01/2012 to 12/31/2012.........  $ 8.94588    $11.14815            0
    01/01/2013 to 12/31/2013.........  $11.14815    $11.43238            0
    01/01/2014 to 12/31/2014.........  $11.43238    $12.79982            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.13407    $10.40752         0
    01/01/2008 to 12/31/2008.........  $10.40752    $ 6.10938         0
    01/01/2009 to 12/31/2009.........  $ 6.10938    $ 8.97002         0
    01/01/2010 to 12/31/2010.........  $ 8.97002    $ 9.72244         0
    01/01/2011 to 12/31/2011.........  $ 9.72244    $ 9.17705         0
    01/01/2012 to 12/31/2012.........  $ 9.17705    $10.80132         0
    01/01/2013 to 12/31/2013.........  $10.80132    $13.77225         0
    01/01/2014 to 02/07/2014.........  $13.77225    $13.54771         0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07357    $10.20419         0
    01/01/2008 to 12/31/2008.........  $10.20419    $ 5.94783         0
    01/01/2009 to 12/31/2009.........  $ 5.94783    $ 6.96700         0
    01/01/2010 to 12/31/2010.........  $ 6.96700    $ 7.72925         0
    01/01/2011 to 12/31/2011.........  $ 7.72925    $ 7.17705         0
    01/01/2012 to 12/31/2012.........  $ 7.17705    $ 8.44052         0
    01/01/2013 to 12/31/2013.........  $ 8.44052    $11.07756         0
    01/01/2014 to 12/31/2014.........  $11.07756    $12.31652         0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12402    $10.42375         0
    01/01/2008 to 12/31/2008.........  $10.42375    $ 6.06526         0
    01/01/2009 to 12/31/2009.........  $ 6.06526    $ 9.36417         0
    01/01/2010 to 12/31/2010.........  $ 9.36417    $11.02742         0
    01/01/2011 to 12/31/2011.........  $11.02742    $10.51506         0
    01/01/2012 to 12/31/2012.........  $10.51506    $12.36059         0
    01/01/2013 to 12/31/2013.........  $12.36059    $16.05827         0
    01/01/2014 to 12/31/2014.........  $16.05827    $17.60090         0
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08926    $ 7.61209         0
    01/01/2009 to 12/31/2009.........  $ 7.61209    $ 9.23040         0
    01/01/2010 to 12/31/2010.........  $ 9.23040    $10.12353         0
    01/01/2011 to 12/31/2011.........  $10.12353    $ 9.89898         0
    01/01/2012 to 12/31/2012.........  $ 9.89898    $10.71373         0
    01/01/2013 to 12/31/2013.........  $10.71373    $11.56331         0
    01/01/2014 to 12/31/2014.........  $11.56331    $11.82337         0
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03346    $ 7.63697         0
    01/01/2009 to 12/31/2009.........  $ 7.63697    $ 9.52050         0
    01/01/2010 to 12/31/2010.........  $ 9.52050    $11.86103         0
    01/01/2011 to 12/31/2011.........  $11.86103    $11.80878         0
    01/01/2012 to 12/31/2012.........  $11.80878    $13.42597         0
    01/01/2013 to 12/31/2013.........  $13.42597    $18.31604         0
    01/01/2014 to 12/31/2014.........  $18.31604    $19.29626         0
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07782    $ 9.81111         0
    01/01/2008 to 12/31/2008.........  $ 9.81111    $ 6.04553         0
    01/01/2009 to 12/31/2009.........  $ 6.04553    $ 7.02631         0
    01/01/2010 to 12/31/2010.........  $ 7.02631    $ 7.76443         0
    01/01/2011 to 12/31/2011.........  $ 7.76443    $ 7.59332         0
    01/01/2012 to 12/31/2012.........  $ 7.59332    $ 8.46250         0
    01/01/2013 to 12/31/2013.........  $ 8.46250    $11.19674         0
    01/01/2014 to 12/31/2014.........  $11.19674    $11.17529         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HIGH YIELD PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.01087    $10.52238           0
    01/01/2008 to 12/31/2008.........  $10.52238    $ 7.69976           0
    01/01/2009 to 12/31/2009.........  $ 7.69976    $10.25752           0
    01/01/2010 to 12/31/2010.........  $10.25752    $11.44183           0
    01/01/2011 to 12/31/2011.........  $11.44183    $11.60180           0
    01/01/2012 to 12/31/2012.........  $11.60180    $12.98361           0
    01/01/2013 to 12/31/2013.........  $12.98361    $13.67620           0
    01/01/2014 to 12/31/2014.........  $13.67620    $13.78442           0
 AST INTERNATIONAL GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.24192    $11.06778           0
    01/01/2008 to 12/31/2008.........  $11.06778    $ 5.41335           0
    01/01/2009 to 12/31/2009.........  $ 5.41335    $ 7.19746           0
    01/01/2010 to 12/31/2010.........  $ 7.19746    $ 8.09906           0
    01/01/2011 to 12/31/2011.........  $ 8.09906    $ 6.93104           0
    01/01/2012 to 12/31/2012.........  $ 6.93104    $ 8.19881           0
    01/01/2013 to 12/31/2013.........  $ 8.19881    $ 9.59309           0
    01/01/2014 to 12/31/2014.........  $ 9.59309    $ 8.90700           0
 AST INTERNATIONAL VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.18869    $10.47020           0
    01/01/2008 to 12/31/2008.........  $10.47020    $ 5.76196           0
    01/01/2009 to 12/31/2009.........  $ 5.76196    $ 7.38984           0
    01/01/2010 to 12/31/2010.........  $ 7.38984    $ 8.06758           0
    01/01/2011 to 12/31/2011.........  $ 8.06758    $ 6.93377           0
    01/01/2012 to 12/31/2012.........  $ 6.93377    $ 7.95060           0
    01/01/2013 to 12/31/2013.........  $ 7.95060    $ 9.33474           0
    01/01/2014 to 12/31/2014.........  $ 9.33474    $ 8.55895           0
 AST INVESTMENT GRADE BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.02956    $10.78501           0
    01/01/2009 to 12/31/2009.........  $10.78501    $11.79738           0
    01/01/2010 to 12/31/2010.........  $11.79738    $12.84759           0
    01/01/2011 to 12/31/2011.........  $12.84759    $14.19796           0
    01/01/2012 to 12/31/2012.........  $14.19796    $15.26487           0
    01/01/2013 to 12/31/2013.........  $15.26487    $14.52457           0
    01/01/2014 to 12/31/2014.........  $14.52457    $15.23503           0
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11177    $ 7.13624           0
    01/01/2009 to 12/31/2009.........  $ 7.13624    $ 8.88351           0
    01/01/2010 to 12/31/2010.........  $ 8.88351    $ 9.93684           0
    01/01/2011 to 12/31/2011.........  $ 9.93684    $ 9.71025           0
    01/01/2012 to 12/31/2012.........  $ 9.71025    $10.83903           0
    01/01/2013 to 12/31/2013.........  $10.83903    $12.38674       4,749
    01/01/2014 to 12/31/2014.........  $12.38674    $12.94814       4,749
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.18210    $10.34099           0
    01/01/2008 to 12/31/2008.........  $10.34099    $ 5.95738           0
    01/01/2009 to 12/31/2009.........  $ 5.95738    $ 7.95550           0
    01/01/2010 to 12/31/2010.........  $ 7.95550    $ 8.37917           0
    01/01/2011 to 12/31/2011.........  $ 8.37917    $ 7.48148           0
    01/01/2012 to 12/31/2012.........  $ 7.48148    $ 8.96333           0
    01/01/2013 to 12/31/2013.........  $ 8.96333    $10.16218           0
    01/01/2014 to 12/31/2014.........  $10.16218    $ 9.35143           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08308    $ 9.69096       20,532
    01/01/2008 to 12/31/2008.........  $ 9.69096    $ 7.84635       12,468
    01/01/2009 to 12/31/2009.........  $ 7.84635    $ 9.40921       14,850
    01/01/2010 to 12/31/2010.........  $ 9.40921    $ 9.92397       17,973
    01/01/2011 to 12/31/2011.........  $ 9.92397    $ 9.77607       14,133
    01/01/2012 to 12/31/2012.........  $ 9.77607    $10.63729       16,346
    01/01/2013 to 12/31/2013.........  $10.63729    $11.60740       19,268
    01/01/2014 to 12/31/2014.........  $11.60740    $12.02898       19,239
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08396    $10.28965            0
    01/01/2010 to 12/31/2010.........  $10.28965    $11.25679            0
    01/01/2011 to 12/31/2011.........  $11.25679    $11.13643            0
    01/01/2012 to 12/31/2012.........  $11.13643    $12.60646            0
    01/01/2013 to 12/31/2013.........  $12.60646    $16.91071            0
    01/01/2014 to 12/31/2014.........  $16.91071    $18.19895            0
 AST LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09212    $ 9.55808            0
    01/01/2008 to 12/31/2008.........  $ 9.55808    $ 5.49615            0
    01/01/2009 to 12/31/2009.........  $ 5.49615    $ 6.45121            0
    01/01/2010 to 12/31/2010.........  $ 6.45121    $ 7.17441            0
    01/01/2011 to 12/31/2011.........  $ 7.17441    $ 6.75607            0
    01/01/2012 to 12/31/2012.........  $ 6.75607    $ 7.76074            0
    01/01/2013 to 12/31/2013.........  $ 7.76074    $10.66730            0
    01/01/2014 to 12/31/2014.........  $10.66730    $11.92474            0
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.13308    $10.82360            0
    01/01/2008 to 12/31/2008.........  $10.82360    $ 5.99300            0
    01/01/2009 to 12/31/2009.........  $ 5.99300    $ 7.64255            0
    01/01/2010 to 12/31/2010.........  $ 7.64255    $ 8.99454            0
    01/01/2011 to 12/31/2011.........  $ 8.99454    $ 8.75913            0
    01/01/2012 to 12/31/2012.........  $ 8.75913    $ 9.66408            0
    01/01/2013 to 12/31/2013.........  $ 9.66408    $12.97495            0
    01/01/2014 to 12/31/2014.........  $12.97495    $14.10197            0
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.00703    $10.39624            0
    01/01/2008 to 12/31/2008.........  $10.39624    $ 7.84144            0
    01/01/2009 to 12/31/2009.........  $ 7.84144    $10.37316            0
    01/01/2010 to 12/31/2010.........  $10.37316    $11.56212            0
    01/01/2011 to 12/31/2011.........  $11.56212    $12.51902            0
    01/01/2012 to 12/31/2012.........  $12.51902    $13.03260            0
    01/01/2013 to 12/31/2013.........  $13.03260    $12.55193            0
    01/01/2014 to 12/31/2014.........  $12.55193    $13.12378            0
 AST MFS GLOBAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.15647    $10.43025            0
    01/01/2008 to 12/31/2008.........  $10.43025    $ 6.76638            0
    01/01/2009 to 12/31/2009.........  $ 6.76638    $ 8.74510            0
    01/01/2010 to 12/31/2010.........  $ 8.74510    $ 9.62990            0
    01/01/2011 to 12/31/2011.........  $ 9.62990    $ 9.16780            0
    01/01/2012 to 12/31/2012.........  $ 9.16780    $11.08899            0
    01/01/2013 to 12/31/2013.........  $11.08899    $13.90963            0
    01/01/2014 to 12/31/2014.........  $13.90963    $14.16637            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10857    $10.76273         0
    01/01/2008 to 12/31/2008.........  $10.76273    $ 6.73748         0
    01/01/2009 to 12/31/2009.........  $ 6.73748    $ 8.23064         0
    01/01/2010 to 12/31/2010.........  $ 8.23064    $ 9.12309         0
    01/01/2011 to 12/31/2011.........  $ 9.12309    $ 8.91290         0
    01/01/2012 to 12/31/2012.........  $ 8.91290    $10.25561         0
    01/01/2013 to 12/31/2013.........  $10.25561    $13.77862         0
    01/01/2014 to 12/31/2014.........  $13.77862    $14.72080         0
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99858    $10.19398         0
    01/01/2013 to 12/31/2013.........  $10.19398    $13.47526         0
    01/01/2014 to 12/31/2014.........  $13.47526    $14.59631         0
 AST MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07756    $ 9.74767         0
    01/01/2008 to 12/31/2008.........  $ 9.74767    $ 5.92752         0
    01/01/2009 to 12/31/2009.........  $ 5.92752    $ 8.09063         0
    01/01/2010 to 12/31/2010.........  $ 8.09063    $ 9.82849         0
    01/01/2011 to 12/31/2011.........  $ 9.82849    $ 9.32610         0
    01/01/2012 to 12/31/2012.........  $ 9.32610    $10.85263         0
    01/01/2013 to 12/31/2013.........  $10.85263    $14.12302         0
    01/01/2014 to 12/31/2014.........  $14.12302    $15.95750         0
 AST MONEY MARKET PORTFOLIO
    07/30/2007* to 12/31/2007........  $ 9.99989    $10.12719         0
    01/01/2008 to 12/31/2008.........  $10.12719    $10.20269         0
    01/01/2009 to 12/31/2009.........  $10.20269    $10.05159         0
    01/01/2010 to 12/31/2010.........  $10.05159    $ 9.88073         0
    01/01/2011 to 12/31/2011.........  $ 9.88073    $ 9.71314         0
    01/01/2012 to 12/31/2012.........  $ 9.71314    $ 9.54647         0
    01/01/2013 to 12/31/2013.........  $ 9.54647    $ 9.38215         0
    01/01/2014 to 12/31/2014.........  $ 9.38215    $ 9.22069         0
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10469    $10.02299         0
    01/01/2008 to 12/31/2008.........  $10.02299    $ 5.68772         0
    01/01/2009 to 12/31/2009.........  $ 5.68772    $ 7.86170         0
    01/01/2010 to 12/31/2010.........  $ 7.86170    $ 9.53707         0
    01/01/2011 to 12/31/2011.........  $ 9.53707    $ 9.14020         0
    01/01/2012 to 12/31/2012.........  $ 9.14020    $10.52114         0
    01/01/2013 to 12/31/2013.........  $10.52114    $14.68359         0
    01/01/2014 to 12/31/2014.........  $14.68359    $16.48715         0
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02848    $10.06943         0
    01/01/2012 to 12/31/2012.........  $10.06943    $10.37800         0
    01/01/2013 to 12/31/2013.........  $10.37800    $ 9.91039         0
    01/01/2014 to 12/31/2014.........  $ 9.91039    $10.24129         0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.15835    $10.49936         0
    01/01/2008 to 12/31/2008.........  $10.49936    $ 5.86270         0
    01/01/2009 to 12/31/2009.........  $ 5.86270    $ 7.47808         0
    01/01/2010 to 12/31/2010.........  $ 7.47808    $ 9.45689         0
    01/01/2011 to 12/31/2011.........  $ 9.45689    $ 9.45096         0
    01/01/2012 to 12/31/2012.........  $ 9.45096    $10.43801         0
    01/01/2013 to 12/31/2013.........  $10.43801    $13.60368         0
    01/01/2014 to 12/31/2014.........  $13.60368    $14.43076         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.05137    $11.23585            0
    01/01/2008 to 12/31/2008.........  $11.23585    $ 6.34503            0
    01/01/2009 to 12/31/2009.........  $ 6.34503    $ 7.64274            0
    01/01/2010 to 12/31/2010.........  $ 7.64274    $ 9.03345            0
    01/01/2011 to 04/29/2011.........  $ 9.03345    $10.13000            0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99858    $10.31861            0
    01/01/2013 to 12/31/2013.........  $10.31861    $12.05901            0
    01/01/2014 to 12/31/2014.........  $12.05901    $12.46032            0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10132    $ 5.57214            0
    01/01/2009 to 12/31/2009.........  $ 5.57214    $ 9.11856            0
    01/01/2010 to 12/31/2010.........  $ 9.11856    $10.95730            0
    01/01/2011 to 12/31/2011.........  $10.95730    $ 8.58584            0
    01/01/2012 to 12/31/2012.........  $ 8.58584    $ 9.95064            0
    01/01/2013 to 12/31/2013.........  $ 9.95064    $ 9.80115            0
    01/01/2014 to 12/31/2014.........  $ 9.80115    $ 9.18122            0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $ 9.99857    $10.34150            0
    01/01/2008 to 12/31/2008.........  $10.34150    $10.27690            0
    01/01/2009 to 12/31/2009.........  $10.27690    $11.13316            0
    01/01/2010 to 12/31/2010.........  $11.13316    $11.36795            0
    01/01/2011 to 12/31/2011.........  $11.36795    $11.42359            0
    01/01/2012 to 12/31/2012.........  $11.42359    $11.75355            0
    01/01/2013 to 12/31/2013.........  $11.75355    $11.30001            0
    01/01/2014 to 12/31/2014.........  $11.30001    $11.09446            0
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $ 9.98995    $10.60190            0
    01/01/2008 to 12/31/2008.........  $10.60190    $10.18401            0
    01/01/2009 to 12/31/2009.........  $10.18401    $11.66261            0
    01/01/2010 to 12/31/2010.........  $11.66261    $12.34635            0
    01/01/2011 to 12/31/2011.........  $12.34635    $12.51975            0
    01/01/2012 to 12/31/2012.........  $12.51975    $13.45079            0
    01/01/2013 to 12/31/2013.........  $13.45079    $12.97613            0
    01/01/2014 to 12/31/2014.........  $12.97613    $13.29224            0
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.05234    $10.49137        6,608
    01/01/2008 to 12/31/2008.........  $10.49137    $ 8.30173       25,360
    01/01/2009 to 12/31/2009.........  $ 8.30173    $ 9.79352       32,975
    01/01/2010 to 12/31/2010.........  $ 9.79352    $10.64248       35,239
    01/01/2011 to 12/31/2011.........  $10.64248    $10.56360       30,514
    01/01/2012 to 12/31/2012.........  $10.56360    $11.45838       33,694
    01/01/2013 to 12/31/2013.........  $11.45838    $12.29836       37,036
    01/01/2014 to 12/31/2014.........  $12.29836    $12.78454       39,461
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01849    $10.06935            0
    01/01/2012 to 12/31/2012.........  $10.06935    $10.59927            0
    01/01/2013 to 12/31/2013.........  $10.59927    $10.17583            0
    01/01/2014 to 12/31/2014.........  $10.17583    $10.60683            0
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12447    $10.56171       27,821
    01/01/2008 to 12/31/2008.........  $10.56171    $ 6.15417       35,026
    01/01/2009 to 12/31/2009.........  $ 6.15417    $ 7.61925       43,195
    01/01/2010 to 12/31/2010.........  $ 7.61925    $ 8.91225       46,653
    01/01/2011 to 12/31/2011.........  $ 8.91225    $ 8.21462       28,320
    01/01/2012 to 12/31/2012.........  $ 8.21462    $ 9.11610       30,191
    01/01/2013 to 12/31/2013.........  $ 9.11610    $10.48450       32,290
    01/01/2014 to 12/31/2014.........  $10.48450    $11.25152       32,994

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST QMA US EQUITY ALPHA PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08326    $ 9.74625           0
    01/01/2008 to 12/31/2008.........  $ 9.74625    $ 5.86991           0
    01/01/2009 to 12/31/2009.........  $ 5.86991    $ 7.02766         579
    01/01/2010 to 12/31/2010.........  $ 7.02766    $ 7.94604         368
    01/01/2011 to 12/31/2011.........  $ 7.94604    $ 8.07935         310
    01/01/2012 to 12/31/2012.........  $ 8.07935    $ 9.43305         302
    01/01/2013 to 12/31/2013.........  $ 9.43305    $12.27692         123
    01/01/2014 to 12/31/2014.........  $12.27692    $14.14230         251
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99857    $ 8.89552           0
    01/01/2012 to 12/31/2012.........  $ 8.89552    $ 9.89237           0
    01/01/2013 to 12/31/2013.........  $ 9.89237    $11.89952           0
    01/01/2014 to 12/31/2014.........  $11.89952    $12.45471           0
 AST RCM WORLD TRENDS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08108    $ 7.34313           0
    01/01/2009 to 12/31/2009.........  $ 7.34313    $ 8.90444           0
    01/01/2010 to 12/31/2010.........  $ 8.90444    $ 9.79411         373
    01/01/2011 to 12/31/2011.........  $ 9.79411    $ 9.45087         255
    01/01/2012 to 12/31/2012.........  $ 9.45087    $10.24289         322
    01/01/2013 to 12/31/2013.........  $10.24289    $11.31860         453
    01/01/2014 to 12/31/2014.........  $11.31860    $11.69540         511
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09925    $ 6.69444           0
    01/01/2009 to 12/31/2009.........  $ 6.69444    $ 8.34570           0
    01/01/2010 to 12/31/2010.........  $ 8.34570    $ 9.37837           0
    01/01/2011 to 12/31/2011.........  $ 9.37837    $ 8.99696           0
    01/01/2012 to 12/31/2012.........  $ 8.99696    $10.24795           0
    01/01/2013 to 12/31/2013.........  $10.24795    $11.89040       4,972
    01/01/2014 to 12/31/2014.........  $11.89040    $12.32039       4,972
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08201    $10.41549       4,820
    01/01/2008 to 12/31/2008.........  $10.41549    $ 7.14582       3,485
    01/01/2009 to 12/31/2009.........  $ 7.14582    $ 8.94792       3,337
    01/01/2010 to 12/31/2010.........  $ 8.94792    $ 9.83260       3,559
    01/01/2011 to 12/31/2011.........  $ 9.83260    $ 9.33684       2,400
    01/01/2012 to 12/31/2012.........  $ 9.33684    $10.19772       2,582
    01/01/2013 to 12/31/2013.........  $10.19772    $11.46526       3,499
    01/01/2014 to 12/31/2014.........  $11.46526    $11.60982       3,548
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09519    $10.21195           0
    01/01/2008 to 12/31/2008.........  $10.21195    $ 5.61096           0
    01/01/2009 to 12/31/2009.........  $ 5.61096    $ 7.31542           0
    01/01/2010 to 12/31/2010.........  $ 7.31542    $ 9.52946           0
    01/01/2011 to 12/31/2011.........  $ 9.52946    $ 8.13760           0
    01/01/2012 to 12/31/2012.........  $ 8.13760    $ 9.60265           0
    01/01/2013 to 12/31/2013.........  $ 9.60265    $13.28881           0
    01/01/2014 to 12/31/2014.........  $13.28881    $13.70516           0
 AST SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09667    $ 9.86834           0
    01/01/2008 to 12/31/2008.........  $ 9.86834    $ 6.30410           0
    01/01/2009 to 12/31/2009.........  $ 6.30410    $ 8.29628           0
    01/01/2010 to 12/31/2010.........  $ 8.29628    $11.12272           0
    01/01/2011 to 12/31/2011.........  $11.12272    $10.82435           0
    01/01/2012 to 12/31/2012.........  $10.82435    $11.93286           0
    01/01/2013 to 12/31/2013.........  $11.93286    $15.85243           0
    01/01/2014 to 12/31/2014.........  $15.85243    $16.17435           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09280    $ 9.45172            0
    01/01/2008 to 12/31/2008.........  $ 9.45172    $ 6.52857            0
    01/01/2009 to 12/31/2009.........  $ 6.52857    $ 8.14851            0
    01/01/2010 to 12/31/2010.........  $ 8.14851    $10.08984            0
    01/01/2011 to 12/31/2011.........  $10.08984    $ 9.32364            0
    01/01/2012 to 12/31/2012.........  $ 9.32364    $10.82686            0
    01/01/2013 to 12/31/2013.........  $10.82686    $14.62012            0
    01/01/2014 to 12/31/2014.........  $14.62012    $15.12521            0
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.06981    $10.20059       51,658
    01/01/2008 to 12/31/2008.........  $10.20059    $ 7.42414       49,750
    01/01/2009 to 12/31/2009.........  $ 7.42414    $ 9.05751       50,927
    01/01/2010 to 12/31/2010.........  $ 9.05751    $ 9.92828       45,831
    01/01/2011 to 12/31/2011.........  $ 9.92828    $ 9.95118       37,025
    01/01/2012 to 12/31/2012.........  $ 9.95118    $11.09951       41,000
    01/01/2013 to 12/31/2013.........  $11.09951    $12.74460       55,941
    01/01/2014 to 12/31/2014.........  $12.74460    $13.26152       57,374
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09090    $ 9.48327            0
    01/01/2008 to 12/31/2008.........  $ 9.48327    $ 5.41631            0
    01/01/2009 to 12/31/2009.........  $ 5.41631    $ 6.58961            0
    01/01/2010 to 12/31/2010.........  $ 6.58961    $ 7.33384            0
    01/01/2011 to 12/31/2011.........  $ 7.33384    $ 7.08956            0
    01/01/2012 to 12/31/2012.........  $ 7.08956    $ 8.16922            0
    01/01/2013 to 12/31/2013.........  $ 8.16922    $10.41194            0
    01/01/2014 to 12/31/2014.........  $10.41194    $10.99674            0
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.14538    $10.07516            0
    01/01/2008 to 12/31/2008.........  $10.07516    $ 5.88480            0
    01/01/2009 to 12/31/2009.........  $ 5.88480    $ 8.87015            0
    01/01/2010 to 12/31/2010.........  $ 8.87015    $10.09562            0
    01/01/2011 to 12/31/2011.........  $10.09562    $ 9.75379            0
    01/01/2012 to 12/31/2012.........  $ 9.75379    $11.27102            0
    01/01/2013 to 12/31/2013.........  $11.27102    $15.95366            0
    01/01/2014 to 12/31/2014.........  $15.95366    $16.98725            0
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.18034    $11.63734            0
    01/01/2008 to 12/31/2008.........  $11.63734    $ 5.71999            0
    01/01/2009 to 12/31/2009.........  $ 5.71999    $ 8.39551            0
    01/01/2010 to 12/31/2010.........  $ 8.39551    $ 9.93862            0
    01/01/2011 to 12/31/2011.........  $ 9.93862    $ 8.31056            0
    01/01/2012 to 12/31/2012.........  $ 8.31056    $ 8.46261            0
    01/01/2013 to 12/31/2013.........  $ 8.46261    $ 9.59603            0
    01/01/2014 to 12/31/2014.........  $ 9.59603    $ 8.64220            0
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.00700    $10.60805            0
    01/01/2008 to 12/31/2008.........  $10.60805    $10.17168            0
    01/01/2009 to 12/31/2009.........  $10.17168    $11.20767            0
    01/01/2010 to 12/31/2010.........  $11.20767    $11.64739            0
    01/01/2011 to 12/31/2011.........  $11.64739    $11.91911            0
    01/01/2012 to 12/31/2012.........  $11.91911    $12.32555            0
    01/01/2013 to 12/31/2013.........  $12.32555    $11.65864            0
    01/01/2014 to 12/31/2014.........  $11.65864    $11.52162            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.13015    $10.35575           0
    01/01/2008 to 12/31/2008.........  $10.35575    $ 5.86956           0
    01/01/2009 to 12/31/2009.........  $ 5.86956    $ 7.40853           0
    01/01/2010 to 12/31/2010.........  $ 7.40853    $ 8.34664           0
    01/01/2011 to 12/31/2011.........  $ 8.34664    $ 7.91961           0
    01/01/2012 to 12/31/2012.........  $ 7.91961    $ 8.63967           0
    01/01/2013 to 12/31/2013.........  $ 8.63967    $10.23183           0
    01/01/2014 to 12/31/2014.........  $10.23183    $10.60914           0
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99857    $ 9.97857           0
    01/01/2008 to 12/31/2008.........  $ 9.97857    $ 9.29574           0
    01/01/2009 to 12/31/2009.........  $ 9.29574    $10.19798           0
    01/01/2010 to 12/31/2010.........  $10.19798    $10.80390           0
    01/01/2011 to 12/31/2011.........  $10.80390    $11.25777           0
    01/01/2012 to 12/31/2012.........  $11.25777    $11.93240           0
    01/01/2013 to 12/31/2013.........  $11.93240    $11.55183           0
    01/01/2014 to 12/31/2014.........  $11.55183    $12.16998           0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07809    $ 6.63964       7,458
    01/01/2009 to 12/31/2009.........  $ 6.63964    $ 8.48713       7,386
    01/01/2010 to 12/31/2010.........  $ 8.48713    $ 9.19519       7,395
    01/01/2011 to 12/31/2011.........  $ 9.19519    $ 8.88604       7,391
    01/01/2012 to 09/21/2012.........  $ 8.88604    $ 9.95002           0

* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

           ACCUMULATION UNIT VALUES: SPOUSAL TRUEINCOME ONLY (1.90%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09287    $10.42367       3,737
    01/01/2008 to 12/31/2008.........  $10.42367    $ 6.97316       3,951
    01/01/2009 to 12/31/2009.........  $ 6.97316    $ 8.50976       3,948
    01/01/2010 to 12/31/2010.........  $ 8.50976    $ 9.35005       1,154
    01/01/2011 to 12/31/2011.........  $ 9.35005    $ 8.93170       1,153
    01/01/2012 to 12/31/2012.........  $ 8.93170    $ 9.86614       1,152
    01/01/2013 to 12/31/2013.........  $ 9.86614    $10.64769       1,151
    01/01/2014 to 12/31/2014.........  $10.64769    $10.84782         939
 AST ADVANCED STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.11452    $10.47449           0
    01/01/2008 to 12/31/2008.........  $10.47449    $ 7.21545         415
    01/01/2009 to 12/31/2009.........  $ 7.21545    $ 8.93592         413
    01/01/2010 to 12/31/2010.........  $ 8.93592    $ 9.97102       1,293
    01/01/2011 to 12/31/2011.........  $ 9.97102    $ 9.79613       1,291
    01/01/2012 to 12/31/2012.........  $ 9.79613    $10.92494       1,289
    01/01/2013 to 12/31/2013.........  $10.92494    $12.49604       1,288
    01/01/2014 to 12/31/2014.........  $12.49604    $13.01174         881
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.06594    $ 9.55014           0
    01/01/2008 to 12/31/2008.........  $ 9.55014    $ 6.11554           0
    01/01/2009 to 12/31/2009.........  $ 6.11554    $ 7.06798           0
    01/01/2010 to 12/31/2010.........  $ 7.06798    $ 7.89644           0
    01/01/2011 to 12/31/2011.........  $ 7.89644    $ 8.02596           0
    01/01/2012 to 05/04/2012.........  $ 8.02596    $ 8.71409           0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07665    $10.43428           0
    01/01/2008 to 12/31/2008.........  $10.43428    $ 7.30062       7,328
    01/01/2009 to 12/31/2009.........  $ 7.30062    $ 8.83347       7,321
    01/01/2010 to 12/31/2010.........  $ 8.83347    $ 9.73600       7,414
    01/01/2011 to 12/31/2011.........  $ 9.73600    $ 9.43835       6,495
    01/01/2012 to 12/31/2012.........  $ 9.43835    $10.41733       6,491
    01/01/2013 to 12/31/2013.........  $10.41733    $12.02690       6,400
    01/01/2014 to 12/31/2014.........  $12.02690    $12.57207       6,058
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99845    $ 9.15334           0
    01/01/2012 to 12/31/2012.........  $ 9.15334    $10.05068           0
    01/01/2013 to 12/31/2013.........  $10.05068    $10.93358           0
    01/01/2014 to 12/31/2014.........  $10.93358    $11.25460           0
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99845    $10.48433           0
    01/01/2014 to 12/31/2014.........  $10.48433    $10.65673           0
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........  $ 9.99897    $ 9.37163           0
    01/01/2010 to 12/31/2010.........  $ 9.37163    $10.16941           0
    01/01/2011 to 12/31/2011.........  $10.16941    $10.94172           0
    01/01/2012 to 12/31/2012.........  $10.94172    $11.18419           0
    01/01/2013 to 12/31/2013.........  $11.18419    $10.89973           0
    01/01/2014 to 12/31/2014.........  $10.89973    $10.74574           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2018
    05/01/2008* to 12/31/2008........  $10.02967    $12.15994       6,683
    01/01/2009 to 12/31/2009.........  $12.15994    $11.21089       6,680
    01/01/2010 to 12/31/2010.........  $11.21089    $12.23217       6,014
    01/01/2011 to 12/31/2011.........  $12.23217    $13.63408       5,393
    01/01/2012 to 12/31/2012.........  $13.63408    $14.14385       5,390
    01/01/2013 to 12/31/2013.........  $14.14385    $13.44361       5,388
    01/01/2014 to 12/31/2014.........  $13.44361    $13.54377       4,773
 AST BOND PORTFOLIO 2019
    05/01/2008* to 12/31/2008........  $10.02964    $12.21713          87
    01/01/2009 to 12/31/2009.........  $12.21713    $11.06580         543
    01/01/2010 to 12/31/2010.........  $11.06580    $12.09287           0
    01/01/2011 to 12/31/2011.........  $12.09287    $13.76290           0
    01/01/2012 to 12/31/2012.........  $13.76290    $14.29697           0
    01/01/2013 to 12/31/2013.........  $14.29697    $13.35212           0
    01/01/2014 to 12/31/2014.........  $13.35212    $13.66163           0
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........  $ 9.99897    $ 8.78288           0
    01/01/2010 to 12/31/2010.........  $ 8.78288    $ 9.63981       1,906
    01/01/2011 to 12/31/2011.........  $ 9.63981    $11.22690           0
    01/01/2012 to 12/31/2012.........  $11.22690    $11.71316           0
    01/01/2013 to 12/31/2013.........  $11.71316    $10.74555           0
    01/01/2014 to 12/31/2014.........  $10.74555    $11.19443           0
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99793    $11.00082           0
    01/01/2011 to 12/31/2011.........  $11.00082    $12.98729       1,213
    01/01/2012 to 12/31/2012.........  $12.98729    $13.61030           0
    01/01/2013 to 12/31/2013.........  $13.61030    $12.42111           0
    01/01/2014 to 12/31/2014.........  $12.42111    $13.12545           0
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99845    $12.01233           0
    01/01/2012 to 12/31/2012.........  $12.01233    $12.47701       1,182
    01/01/2013 to 12/31/2013.........  $12.47701    $11.05074           0
    01/01/2014 to 12/31/2014.........  $11.05074    $11.96872           0
 AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012........  $ 9.99794    $10.39188           0
    01/01/2013 to 12/31/2013.........  $10.39188    $ 9.15774           0
    01/01/2014 to 12/31/2014.........  $ 9.15774    $10.12082           0
 AST BOND PORTFOLIO 2024
    01/02/2013* to 12/31/2013........  $ 9.99897    $ 8.74350           0
    01/01/2014 to 12/31/2014.........  $ 8.74350    $ 9.83217           0
 AST BOND PORTFOLIO 2025
    01/02/2014* to 12/31/2014........  $ 9.99897    $11.29522           0
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14522    $10.29741           0
    01/01/2010 to 12/31/2010.........  $10.29741    $11.49202           0
    01/01/2011 to 12/31/2011.........  $11.49202    $10.61548           0
    01/01/2012 to 12/31/2012.........  $10.61548    $11.79554           0
    01/01/2013 to 12/31/2013.........  $11.79554    $15.21344           0
    01/01/2014 to 12/31/2014.........  $15.21344    $16.46193           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.11600    $10.40928       11,943
    01/01/2008 to 12/31/2008.........  $10.40928    $ 6.64593       15,908
    01/01/2009 to 12/31/2009.........  $ 6.64593    $ 8.17380       15,900
    01/01/2010 to 12/31/2010.........  $ 8.17380    $ 9.09410       15,898
    01/01/2011 to 12/31/2011.........  $ 9.09410    $ 8.70797       15,896
    01/01/2012 to 12/31/2012.........  $ 8.70797    $ 9.71780       15,895
    01/01/2013 to 12/31/2013.........  $ 9.71780    $11.69922       15,893
    01/01/2014 to 12/31/2014.........  $11.69922    $12.28384       15,892
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99845    $11.64106            0
    01/01/2014 to 12/31/2014.........  $11.64106    $12.97841            0
 AST COHEN & STEERS REALTY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10574    $ 9.35881            0
    01/01/2008 to 12/31/2008.........  $ 9.35881    $ 5.96480            0
    01/01/2009 to 12/31/2009.........  $ 5.96480    $ 7.72222            0
    01/01/2010 to 12/31/2010.........  $ 7.72222    $ 9.75243            0
    01/01/2011 to 12/31/2011.........  $ 9.75243    $10.20123            0
    01/01/2012 to 12/31/2012.........  $10.20123    $11.54685            0
    01/01/2013 to 12/31/2013.........  $11.54685    $11.68619            0
    01/01/2014 to 12/31/2014.........  $11.68619    $15.01331            0
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12717    $ 8.82630            0
    01/01/2008 to 07/18/2008.........  $ 8.82630    $ 8.07731            0
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99845    $ 9.67477            0
    01/01/2014 to 12/31/2014.........  $ 9.67477    $ 9.97848            0
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08871    $10.41838        3,695
    01/01/2008 to 12/31/2008.........  $10.41838    $ 6.69799       14,882
    01/01/2009 to 12/31/2009.........  $ 6.69799    $ 8.14061       14,032
    01/01/2010 to 12/31/2010.........  $ 8.14061    $ 9.13613       12,517
    01/01/2011 to 12/31/2011.........  $ 9.13613    $ 8.83081       11,868
    01/01/2012 to 12/31/2012.........  $ 8.83081    $ 9.58723       11,230
    01/01/2013 to 12/31/2013.........  $ 9.58723    $10.79699       10,642
    01/01/2014 to 12/31/2014.........  $10.79699    $10.92933       10,096
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10354    $ 7.49579            0
    01/01/2009 to 12/31/2009.........  $ 7.49579    $ 8.91747            0
    01/01/2010 to 12/31/2010.........  $ 8.91747    $ 9.91699            0
    01/01/2011 to 12/31/2011.........  $ 9.91699    $ 9.49150            0
    01/01/2012 to 12/31/2012.........  $ 9.49150    $10.58406            0
    01/01/2013 to 12/31/2013.........  $10.58406    $12.38311            0
    01/01/2014 to 12/31/2014.........  $12.38311    $12.84683            0
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99846    $ 7.46560            0
    01/01/2009 to 11/13/2009.........  $ 7.46560    $ 8.33382            0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99846    $10.73211        1,803
    01/01/2013 to 12/31/2013.........  $10.73211    $13.10914        1,803
    01/01/2014 to 12/31/2014.........  $13.10914    $13.27323        1,803
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99845    $10.80027            0
    01/01/2014 to 12/31/2014.........  $10.80027    $10.86990            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17514    $ 6.10743         0
    01/01/2009 to 12/31/2009.........  $ 6.10743    $ 8.09706         0
    01/01/2010 to 12/31/2010.........  $ 8.09706    $ 9.55097         0
    01/01/2011 to 12/31/2011.........  $ 9.55097    $ 8.90050         0
    01/01/2012 to 12/31/2012.........  $ 8.90050    $11.07529         0
    01/01/2013 to 12/31/2013.........  $11.07529    $11.34093         0
    01/01/2014 to 12/31/2014.........  $11.34093    $12.67871         0
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.13394    $10.40091         0
    01/01/2008 to 12/31/2008.........  $10.40091    $ 6.09639         0
    01/01/2009 to 12/31/2009.........  $ 6.09639    $ 8.93789         0
    01/01/2010 to 12/31/2010.........  $ 8.93789    $ 9.67330         0
    01/01/2011 to 12/31/2011.........  $ 9.67330    $ 9.11725         0
    01/01/2012 to 12/31/2012.........  $ 9.11725    $10.71501         0
    01/01/2013 to 12/31/2013.........  $10.71501    $13.64206         0
    01/01/2014 to 02/07/2014.........  $13.64206    $13.41758         0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07345    $10.19778         0
    01/01/2008 to 12/31/2008.........  $10.19778    $ 5.93530         0
    01/01/2009 to 12/31/2009.........  $ 5.93530    $ 6.94204         0
    01/01/2010 to 12/31/2010.........  $ 6.94204    $ 7.69028         0
    01/01/2011 to 12/31/2011.........  $ 7.69028    $ 7.13042         0
    01/01/2012 to 12/31/2012.........  $ 7.13042    $ 8.37319         0
    01/01/2013 to 12/31/2013.........  $ 8.37319    $10.97300         0
    01/01/2014 to 12/31/2014.........  $10.97300    $12.18220         0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12390    $10.41714         0
    01/01/2008 to 12/31/2008.........  $10.41714    $ 6.05243         0
    01/01/2009 to 12/31/2009.........  $ 6.05243    $ 9.33050         0
    01/01/2010 to 12/31/2010.........  $ 9.33050    $10.97167         0
    01/01/2011 to 12/31/2011.........  $10.97167    $10.44650         0
    01/01/2012 to 12/31/2012.........  $10.44650    $12.26188         0
    01/01/2013 to 12/31/2013.........  $12.26188    $15.90650         0
    01/01/2014 to 12/31/2014.........  $15.90650    $17.40882         0
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08922    $ 7.60462         0
    01/01/2009 to 12/31/2009.........  $ 7.60462    $ 9.20764         0
    01/01/2010 to 12/31/2010.........  $ 9.20764    $10.08376         0
    01/01/2011 to 12/31/2011.........  $10.08376    $ 9.84556         0
    01/01/2012 to 12/31/2012.........  $ 9.84556    $10.64011         0
    01/01/2013 to 12/31/2013.........  $10.64011    $11.46687         0
    01/01/2014 to 12/31/2014.........  $11.46687    $11.70751         0
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03334    $ 7.63187         0
    01/01/2009 to 12/31/2009.........  $ 7.63187    $ 9.50009         0
    01/01/2010 to 12/31/2010.........  $ 9.50009    $11.81819         0
    01/01/2011 to 12/31/2011.........  $11.81819    $11.74881         0
    01/01/2012 to 12/31/2012.........  $11.74881    $13.33807         0
    01/01/2013 to 12/31/2013.........  $13.33807    $18.16936         0
    01/01/2014 to 12/31/2014.........  $18.16936    $19.11349         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07770    $ 9.80492           0
    01/01/2008 to 12/31/2008.........  $ 9.80492    $ 6.03272           0
    01/01/2009 to 12/31/2009.........  $ 6.03272    $ 7.00101           0
    01/01/2010 to 12/31/2010.........  $ 7.00101    $ 7.72521           0
    01/01/2011 to 12/31/2011.........  $ 7.72521    $ 7.54389           0
    01/01/2012 to 12/31/2012.........  $ 7.54389    $ 8.39489           0
    01/01/2013 to 12/31/2013.........  $ 8.39489    $11.09096           0
    01/01/2014 to 12/31/2014.........  $11.09096    $11.05342           0
 AST HIGH YIELD PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.01075    $10.51566           0
    01/01/2008 to 12/31/2008.........  $10.51566    $ 7.68350           0
    01/01/2009 to 12/31/2009.........  $ 7.68350    $10.22078           0
    01/01/2010 to 12/31/2010.........  $10.22078    $11.38405           0
    01/01/2011 to 12/31/2011.........  $11.38405    $11.52626           0
    01/01/2012 to 12/31/2012.........  $11.52626    $12.88007           0
    01/01/2013 to 12/31/2013.........  $12.88007    $13.54720           0
    01/01/2014 to 12/31/2014.........  $13.54720    $13.63427           0
 AST INTERNATIONAL GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.24180    $11.06080           0
    01/01/2008 to 12/31/2008.........  $11.06080    $ 5.40188           0
    01/01/2009 to 12/31/2009.........  $ 5.40188    $ 7.17172           0
    01/01/2010 to 12/31/2010.........  $ 7.17172    $ 8.05818           0
    01/01/2011 to 12/31/2011.........  $ 8.05818    $ 6.88591           0
    01/01/2012 to 12/31/2012.........  $ 6.88591    $ 8.13350           0
    01/01/2013 to 12/31/2013.........  $ 8.13350    $ 9.50261           0
    01/01/2014 to 12/31/2014.........  $ 9.50261    $ 8.80997           0
 AST INTERNATIONAL VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.18857    $10.46362           0
    01/01/2008 to 12/31/2008.........  $10.46362    $ 5.74991           0
    01/01/2009 to 12/31/2009.........  $ 5.74991    $ 7.36363           0
    01/01/2010 to 12/31/2010.........  $ 7.36363    $ 8.02708           0
    01/01/2011 to 12/31/2011.........  $ 8.02708    $ 6.88888           0
    01/01/2012 to 12/31/2012.........  $ 6.88888    $ 7.88745           0
    01/01/2013 to 12/31/2013.........  $ 7.88745    $ 9.24697           0
    01/01/2014 to 12/31/2014.........  $ 9.24697    $ 8.46593           0
 AST INVESTMENT GRADE BOND PORTFOLIO
    05/01/2009* to 12/31/2009........  $ 9.98135    $10.86097           0
    01/01/2010 to 12/31/2010.........  $10.86097    $11.81045           0
    01/01/2011 to 12/31/2011.........  $11.81045    $13.03258           0
    01/01/2012 to 12/31/2012.........  $13.03258    $13.99132           0
    01/01/2013 to 12/31/2013.........  $13.99132    $13.29309           0
    01/01/2014 to 12/31/2014.........  $13.29309    $13.92273           0
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11173    $ 7.12923       2,696
    01/01/2009 to 12/31/2009.........  $ 7.12923    $ 8.86178       1,872
    01/01/2010 to 12/31/2010.........  $ 8.86178    $ 9.89791         792
    01/01/2011 to 12/31/2011.........  $ 9.89791    $ 9.65807       1,152
    01/01/2012 to 12/31/2012.........  $ 9.65807    $10.76491       1,294
    01/01/2013 to 12/31/2013.........  $10.76491    $12.28392           0
    01/01/2014 to 12/31/2014.........  $12.28392    $12.82172           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.18198    $10.33440           0
    01/01/2008 to 12/31/2008.........  $10.33440    $ 5.94481           0
    01/01/2009 to 12/31/2009.........  $ 5.94481    $ 7.92696           0
    01/01/2010 to 12/31/2010.........  $ 7.92696    $ 8.33676           0
    01/01/2011 to 12/31/2011.........  $ 8.33676    $ 7.43271           0
    01/01/2012 to 12/31/2012.........  $ 7.43271    $ 8.89179           0
    01/01/2013 to 12/31/2013.........  $ 8.89179    $10.06615           0
    01/01/2014 to 12/31/2014.........  $10.06615    $ 9.24936           0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08296    $ 9.68483       1,020
    01/01/2008 to 12/31/2008.........  $ 9.68483    $ 7.82983       6,414
    01/01/2009 to 12/31/2009.........  $ 7.82983    $ 9.37555       4,670
    01/01/2010 to 12/31/2010.........  $ 9.37555    $ 9.87388       3,257
    01/01/2011 to 12/31/2011.........  $ 9.87388    $ 9.71232       3,172
    01/01/2012 to 12/31/2012.........  $ 9.71232    $10.55246       3,111
    01/01/2013 to 12/31/2013.........  $10.55246    $11.49778       2,333
    01/01/2014 to 12/31/2014.........  $11.49778    $11.89787       2,230
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08384    $10.28765           0
    01/01/2010 to 12/31/2010.........  $10.28765    $11.23808           0
    01/01/2011 to 12/31/2011.........  $11.23808    $11.10143           0
    01/01/2012 to 12/31/2012.........  $11.10143    $12.54830           0
    01/01/2013 to 12/31/2013.........  $12.54830    $16.80798           0
    01/01/2014 to 12/31/2014.........  $16.80798    $18.06181           0
 AST LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09200    $ 9.55199           0
    01/01/2008 to 12/31/2008.........  $ 9.55199    $ 5.48443           0
    01/01/2009 to 12/31/2009.........  $ 5.48443    $ 6.42806           0
    01/01/2010 to 12/31/2010.........  $ 6.42806    $ 7.13815           0
    01/01/2011 to 12/31/2011.........  $ 7.13815    $ 6.71202           0
    01/01/2012 to 12/31/2012.........  $ 6.71202    $ 7.69878           0
    01/01/2013 to 12/31/2013.........  $ 7.69878    $10.56655           0
    01/01/2014 to 12/31/2014.........  $10.56655    $11.79460           0
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.13296    $10.81663           0
    01/01/2008 to 12/31/2008.........  $10.81663    $ 5.98019           0
    01/01/2009 to 12/31/2009.........  $ 5.98019    $ 7.61491           0
    01/01/2010 to 12/31/2010.........  $ 7.61491    $ 8.94884           0
    01/01/2011 to 12/31/2011.........  $ 8.94884    $ 8.70184           0
    01/01/2012 to 12/31/2012.........  $ 8.70184    $ 9.58657           0
    01/01/2013 to 12/31/2013.........  $ 9.58657    $12.85196           0
    01/01/2014 to 12/31/2014.........  $12.85196    $13.94756           0
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.00691    $10.38967           0
    01/01/2008 to 12/31/2008.........  $10.38967    $ 7.82496           0
    01/01/2009 to 12/31/2009.........  $ 7.82496    $10.33592           0
    01/01/2010 to 12/31/2010.........  $10.33592    $11.50363           0
    01/01/2011 to 12/31/2011.........  $11.50363    $12.43749           0
    01/01/2012 to 12/31/2012.........  $12.43749    $12.92873           0
    01/01/2013 to 12/31/2013.........  $12.92873    $12.43352           0
    01/01/2014 to 12/31/2014.........  $12.43352    $12.98088           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GLOBAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.15635    $10.42364         0
    01/01/2008 to 12/31/2008.........  $10.42364    $ 6.75217         0
    01/01/2009 to 12/31/2009.........  $ 6.75217    $ 8.71384         0
    01/01/2010 to 12/31/2010.........  $ 8.71384    $ 9.58130         0
    01/01/2011 to 12/31/2011.........  $ 9.58130    $ 9.10816         0
    01/01/2012 to 12/31/2012.........  $ 9.10816    $11.00055         0
    01/01/2013 to 12/31/2013.........  $11.00055    $13.77831         0
    01/01/2014 to 12/31/2014.........  $13.77831    $14.01188         0
 AST MFS GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10845    $10.75588         0
    01/01/2008 to 12/31/2008.........  $10.75588    $ 6.72320         0
    01/01/2009 to 12/31/2009.........  $ 6.72320    $ 8.20117         0
    01/01/2010 to 12/31/2010.........  $ 8.20117    $ 9.07694         0
    01/01/2011 to 12/31/2011.........  $ 9.07694    $ 8.85470         0
    01/01/2012 to 12/31/2012.........  $ 8.85470    $10.17362         0
    01/01/2013 to 12/31/2013.........  $10.17362    $13.64839         0
    01/01/2014 to 12/31/2014.........  $13.64839    $14.56007         0
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99846    $10.18845         0
    01/01/2013 to 12/31/2013.........  $10.18845    $13.44811         0
    01/01/2014 to 12/31/2014.........  $13.44811    $14.54544         0
 AST MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07744    $ 9.74151         0
    01/01/2008 to 12/31/2008.........  $ 9.74151    $ 5.91502         0
    01/01/2009 to 12/31/2009.........  $ 5.91502    $ 8.06168         0
    01/01/2010 to 12/31/2010.........  $ 8.06168    $ 9.77890         0
    01/01/2011 to 12/31/2011.........  $ 9.77890    $ 9.26539         0
    01/01/2012 to 12/31/2012.........  $ 9.26539    $10.76616         0
    01/01/2013 to 12/31/2013.........  $10.76616    $13.99002         0
    01/01/2014 to 12/31/2014.........  $13.99002    $15.78391         0
 AST MONEY MARKET PORTFOLIO
    07/30/2007* to 12/31/2007........  $ 9.99977    $10.12081         0
    01/01/2008 to 12/31/2008.........  $10.12081    $10.18127         0
    01/01/2009 to 12/31/2009.........  $10.18127    $10.01586         0
    01/01/2010 to 12/31/2010.........  $10.01586    $ 9.83128         0
    01/01/2011 to 12/31/2011.........  $ 9.83128    $ 9.65009         0
    01/01/2012 to 12/31/2012.........  $ 9.65009    $ 9.47028         0
    01/01/2013 to 12/31/2013.........  $ 9.47028    $ 9.29348         0
    01/01/2014 to 12/31/2014.........  $ 9.29348    $ 9.11993         0
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10457    $10.01664         0
    01/01/2008 to 12/31/2008.........  $10.01664    $ 5.67576         0
    01/01/2009 to 12/31/2009.........  $ 5.67576    $ 7.83349         0
    01/01/2010 to 12/31/2010.........  $ 7.83349    $ 9.48891         0
    01/01/2011 to 12/31/2011.........  $ 9.48891    $ 9.08069         0
    01/01/2012 to 12/31/2012.........  $ 9.08069    $10.43717         0
    01/01/2013 to 12/31/2013.........  $10.43717    $14.54496         0
    01/01/2014 to 12/31/2014.........  $14.54496    $16.30739         0
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02836    $10.06690         0
    01/01/2012 to 12/31/2012.........  $10.06690    $10.36008         0
    01/01/2013 to 12/31/2013.........  $10.36008    $ 9.87864         0
    01/01/2014 to 12/31/2014.........  $ 9.87864    $10.19358         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.15823    $10.49274            0
    01/01/2008 to 12/31/2008.........  $10.49274    $ 5.85029            0
    01/01/2009 to 12/31/2009.........  $ 5.85029    $ 7.45133            0
    01/01/2010 to 12/31/2010.........  $ 7.45133    $ 9.40919            0
    01/01/2011 to 12/31/2011.........  $ 9.40919    $ 9.38941            0
    01/01/2012 to 12/31/2012.........  $ 9.38941    $10.35477            0
    01/01/2013 to 12/31/2013.........  $10.35477    $13.47526            0
    01/01/2014 to 12/31/2014.........  $13.47526    $14.27354            0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.05125    $11.22871            0
    01/01/2008 to 12/31/2008.........  $11.22871    $ 6.33164            0
    01/01/2009 to 12/31/2009.........  $ 6.33164    $ 7.61527            0
    01/01/2010 to 12/31/2010.........  $ 7.61527    $ 8.98774            0
    01/01/2011 to 04/29/2011.........  $ 8.98774    $10.07392            0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99846    $10.30826            0
    01/01/2013 to 12/31/2013.........  $10.30826    $12.02922            0
    01/01/2014 to 12/31/2014.........  $12.02922    $12.41121            0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10120    $ 5.56840            0
    01/01/2009 to 12/31/2009.........  $ 5.56840    $ 9.09915            0
    01/01/2010 to 12/31/2010.........  $ 9.09915    $10.91788            0
    01/01/2011 to 12/31/2011.........  $10.91788    $ 8.54230            0
    01/01/2012 to 12/31/2012.........  $ 8.54230    $ 9.88554            0
    01/01/2013 to 12/31/2013.........  $ 9.88554    $ 9.72259            0
    01/01/2014 to 12/31/2014.........  $ 9.72259    $ 9.09418            0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $ 9.99845    $10.33501            0
    01/01/2008 to 12/31/2008.........  $10.33501    $10.25537            0
    01/01/2009 to 12/31/2009.........  $10.25537    $11.09340            0
    01/01/2010 to 12/31/2010.........  $11.09340    $11.31076            0
    01/01/2011 to 12/31/2011.........  $11.31076    $11.34944            0
    01/01/2012 to 12/31/2012.........  $11.34944    $11.66006            0
    01/01/2013 to 12/31/2013.........  $11.66006    $11.19355            0
    01/01/2014 to 12/31/2014.........  $11.19355    $10.97373            0
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $ 9.98982    $10.59518            0
    01/01/2008 to 12/31/2008.........  $10.59518    $10.16253            0
    01/01/2009 to 12/31/2009.........  $10.16253    $11.62088            0
    01/01/2010 to 12/31/2010.........  $11.62088    $12.28403            0
    01/01/2011 to 12/31/2011.........  $12.28403    $12.43807            0
    01/01/2012 to 12/31/2012.........  $12.43807    $13.34324            0
    01/01/2013 to 12/31/2013.........  $13.34324    $12.85347            0
    01/01/2014 to 12/31/2014.........  $12.85347    $13.14721            0
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.05222    $10.48476            0
    01/01/2008 to 12/31/2008.........  $10.48476    $ 8.28423       13,860
    01/01/2009 to 12/31/2009.........  $ 8.28423    $ 9.75850        7,907
    01/01/2010 to 12/31/2010.........  $ 9.75850    $10.58873        9,139
    01/01/2011 to 12/31/2011.........  $10.58873    $10.49478        9,135
    01/01/2012 to 12/31/2012.........  $10.49478    $11.36692        9,132
    01/01/2013 to 12/31/2013.........  $11.36692    $12.18228        9,129
    01/01/2014 to 12/31/2014.........  $12.18228    $12.64526        9,126

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01837    $10.06681           0
    01/01/2012 to 12/31/2012.........  $10.06681    $10.58083           0
    01/01/2013 to 12/31/2013.........  $10.58083    $10.14312           0
    01/01/2014 to 12/31/2014.........  $10.14312    $10.55702           0
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12435    $10.55502           0
    01/01/2008 to 12/31/2008.........  $10.55502    $ 6.14116       4,208
    01/01/2009 to 12/31/2009.........  $ 6.14116    $ 7.59181       3,868
    01/01/2010 to 12/31/2010.........  $ 7.59181    $ 8.86716       5,051
    01/01/2011 to 12/31/2011.........  $ 8.86716    $ 8.16104       4,961
    01/01/2012 to 12/31/2012.........  $ 8.16104    $ 9.04324       4,757
    01/01/2013 to 12/31/2013.........  $ 9.04324    $10.38525       4,123
    01/01/2014 to 12/31/2014.........  $10.38525    $11.12873       3,926
 AST QMA US EQUITY ALPHA PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08314    $ 9.74007           0
    01/01/2008 to 12/31/2008.........  $ 9.74007    $ 5.85753           0
    01/01/2009 to 12/31/2009.........  $ 5.85753    $ 7.00256           0
    01/01/2010 to 12/31/2010.........  $ 7.00256    $ 7.90595           0
    01/01/2011 to 12/31/2011.........  $ 7.90595    $ 8.02675           0
    01/01/2012 to 12/31/2012.........  $ 8.02675    $ 9.35787           0
    01/01/2013 to 12/31/2013.........  $ 9.35787    $12.16108           0
    01/01/2014 to 12/31/2014.........  $12.16108    $13.98824           0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99845    $ 8.88668           0
    01/01/2012 to 12/31/2012.........  $ 8.88668    $ 9.86797           0
    01/01/2013 to 12/31/2013.........  $ 9.86797    $11.85265           0
    01/01/2014 to 12/31/2014.........  $11.85265    $12.38749           0
 AST RCM WORLD TRENDS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08104    $ 7.33576       2,981
    01/01/2009 to 12/31/2009.........  $ 7.33576    $ 8.88239       2,977
    01/01/2010 to 12/31/2010.........  $ 8.88239    $ 9.75540       2,973
    01/01/2011 to 12/31/2011.........  $ 9.75540    $ 9.39965       2,969
    01/01/2012 to 12/31/2012.........  $ 9.39965    $10.17229       2,966
    01/01/2013 to 12/31/2013.........  $10.17229    $11.22407       2,962
    01/01/2014 to 12/31/2014.........  $11.22407    $11.58062       2,959
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09921    $ 6.68779           0
    01/01/2009 to 12/31/2009.........  $ 6.68779    $ 8.32508           0
    01/01/2010 to 12/31/2010.........  $ 8.32508    $ 9.34144           0
    01/01/2011 to 12/31/2011.........  $ 9.34144    $ 8.94835           0
    01/01/2012 to 12/31/2012.........  $ 8.94835    $10.17750           0
    01/01/2013 to 12/31/2013.........  $10.17750    $11.79126           0
    01/01/2014 to 12/31/2014.........  $11.79126    $12.19977           0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08189    $10.40891         940
    01/01/2008 to 12/31/2008.........  $10.40891    $ 7.13066         939
    01/01/2009 to 12/31/2009.........  $ 7.13066    $ 8.91579         939
    01/01/2010 to 12/31/2010.........  $ 8.91579    $ 9.78295           0
    01/01/2011 to 12/31/2011.........  $ 9.78295    $ 9.27599           0
    01/01/2012 to 12/31/2012.........  $ 9.27599    $10.11626           0
    01/01/2013 to 12/31/2013.........  $10.11626    $11.35694           0
    01/01/2014 to 12/31/2014.........  $11.35694    $11.48320           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09507    $10.20549            0
    01/01/2008 to 12/31/2008.........  $10.20549    $ 5.59912            0
    01/01/2009 to 12/31/2009.........  $ 5.59912    $ 7.28925            0
    01/01/2010 to 12/31/2010.........  $ 7.28925    $ 9.48126            0
    01/01/2011 to 12/31/2011.........  $ 9.48126    $ 8.08449            0
    01/01/2012 to 12/31/2012.........  $ 8.08449    $ 9.52587            0
    01/01/2013 to 12/31/2013.........  $ 9.52587    $13.16320            0
    01/01/2014 to 12/31/2014.........  $13.16320    $13.55567            0
 AST SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09655    $ 9.86207            0
    01/01/2008 to 12/31/2008.........  $ 9.86207    $ 6.29069            0
    01/01/2009 to 12/31/2009.........  $ 6.29069    $ 8.26641            0
    01/01/2010 to 12/31/2010.........  $ 8.26641    $11.06637            0
    01/01/2011 to 12/31/2011.........  $11.06637    $10.75364            0
    01/01/2012 to 12/31/2012.........  $10.75364    $11.83747            0
    01/01/2013 to 12/31/2013.........  $11.83747    $15.70254            0
    01/01/2014 to 12/31/2014.........  $15.70254    $15.99780            0
 AST SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09268    $ 9.44573            0
    01/01/2008 to 12/31/2008.........  $ 9.44573    $ 6.51489            0
    01/01/2009 to 12/31/2009.........  $ 6.51489    $ 8.11952            0
    01/01/2010 to 12/31/2010.........  $ 8.11952    $10.03914            0
    01/01/2011 to 12/31/2011.........  $10.03914    $ 9.26316            0
    01/01/2012 to 12/31/2012.........  $ 9.26316    $10.74073            0
    01/01/2013 to 12/31/2013.........  $10.74073    $14.48246            0
    01/01/2014 to 12/31/2014.........  $14.48246    $14.96080            0
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.06969    $10.19404            0
    01/01/2008 to 12/31/2008.........  $10.19404    $ 7.40835       11,419
    01/01/2009 to 12/31/2009.........  $ 7.40835    $ 9.02504       10,808
    01/01/2010 to 12/31/2010.........  $ 9.02504    $ 9.87813       10,454
    01/01/2011 to 12/31/2011.........  $ 9.87813    $ 9.88621        9,958
    01/01/2012 to 12/31/2012.........  $ 9.88621    $11.01074        9,526
    01/01/2013 to 12/31/2013.........  $11.01074    $12.62408        8,449
    01/01/2014 to 12/31/2014.........  $12.62408    $13.11675        8,015
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09078    $ 9.47724            0
    01/01/2008 to 12/31/2008.........  $ 9.47724    $ 5.40479            0
    01/01/2009 to 12/31/2009.........  $ 5.40479    $ 6.56594            0
    01/01/2010 to 12/31/2010.........  $ 6.56594    $ 7.29663            0
    01/01/2011 to 12/31/2011.........  $ 7.29663    $ 7.04313            0
    01/01/2012 to 12/31/2012.........  $ 7.04313    $ 8.10361            0
    01/01/2013 to 12/31/2013.........  $ 8.10361    $10.31294            0
    01/01/2014 to 12/31/2014.........  $10.31294    $10.87604            0
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.14526    $10.06870            0
    01/01/2008 to 12/31/2008.........  $10.06870    $ 5.87234            0
    01/01/2009 to 12/31/2009.........  $ 5.87234    $ 8.83842            0
    01/01/2010 to 12/31/2010.........  $ 8.83842    $10.04478            0
    01/01/2011 to 12/31/2011.........  $10.04478    $ 9.69047            0
    01/01/2012 to 12/31/2012.........  $ 9.69047    $11.18137            0
    01/01/2013 to 12/31/2013.........  $11.18137    $15.80336            0
    01/01/2014 to 12/31/2014.........  $15.80336    $16.80250            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.18022    $11.63001           0
    01/01/2008 to 12/31/2008.........  $11.63001    $ 5.70792           0
    01/01/2009 to 12/31/2009.........  $ 5.70792    $ 8.36558           0
    01/01/2010 to 12/31/2010.........  $ 8.36558    $ 9.88866           0
    01/01/2011 to 12/31/2011.........  $ 9.88866    $ 8.25662           0
    01/01/2012 to 12/31/2012.........  $ 8.25662    $ 8.39532           0
    01/01/2013 to 12/31/2013.........  $ 8.39532    $ 9.50576           0
    01/01/2014 to 12/31/2014.........  $ 9.50576    $ 8.54825           0
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.00688    $10.60133           0
    01/01/2008 to 12/31/2008.........  $10.60133    $10.15023           0
    01/01/2009 to 12/31/2009.........  $10.15023    $11.16740           0
    01/01/2010 to 12/31/2010.........  $11.16740    $11.58840           0
    01/01/2011 to 12/31/2011.........  $11.58840    $11.84135           0
    01/01/2012 to 12/31/2012.........  $11.84135    $12.22719           0
    01/01/2013 to 12/31/2013.........  $12.22719    $11.54856           0
    01/01/2014 to 12/31/2014.........  $11.54856    $11.39596           0
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.13003    $10.34925           0
    01/01/2008 to 12/31/2008.........  $10.34925    $ 5.85729           0
    01/01/2009 to 12/31/2009.........  $ 5.85729    $ 7.38209           0
    01/01/2010 to 12/31/2010.........  $ 7.38209    $ 8.30457           0
    01/01/2011 to 12/31/2011.........  $ 8.30457    $ 7.86811           0
    01/01/2012 to 12/31/2012.........  $ 7.86811    $ 8.57088           0
    01/01/2013 to 12/31/2013.........  $ 8.57088    $10.13537           0
    01/01/2014 to 12/31/2014.........  $10.13537    $10.49356           0
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99845    $ 9.97679           0
    01/01/2008 to 12/31/2008.........  $ 9.97679    $ 9.28051           0
    01/01/2009 to 12/31/2009.........  $ 9.28051    $10.16632           0
    01/01/2010 to 12/31/2010.........  $10.16632    $10.75449           0
    01/01/2011 to 12/31/2011.........  $10.75449    $11.18976           0
    01/01/2012 to 12/31/2012.........  $11.18976    $11.84280           0
    01/01/2013 to 12/31/2013.........  $11.84280    $11.44813           0
    01/01/2014 to 12/31/2014.........  $11.44813    $12.04292           0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07805    $ 6.63304       1,274
    01/01/2009 to 12/31/2009.........  $ 6.63304    $ 8.46619       1,271
    01/01/2010 to 12/31/2010.........  $ 8.46619    $ 9.15895       3,373
    01/01/2011 to 12/31/2011.........  $ 9.15895    $ 8.83797       1,944
    01/01/2012 to 09/21/2012.........  $ 8.83797    $ 9.88555           0

* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (1.95%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.02472    $12.22918         0
    01/01/2010 to 12/31/2010.........  $12.22918    $13.43010         0
    01/01/2011 to 12/31/2011.........  $13.43010    $12.82288         0
    01/01/2012 to 12/31/2012.........  $12.82288    $14.15740         0
    01/01/2013 to 12/31/2013.........  $14.15740    $15.27131         0
    01/01/2014 to 12/31/2014.........  $15.27131    $15.55077         0
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.03706    $12.42638         0
    01/01/2010 to 12/31/2010.........  $12.42638    $13.85894         0
    01/01/2011 to 12/31/2011.........  $13.85894    $13.60912         0
    01/01/2012 to 12/31/2012.........  $13.60912    $15.16999         0
    01/01/2013 to 12/31/2013.........  $15.16999    $17.34301         0
    01/01/2014 to 12/31/2014.........  $17.34301    $18.04979         0
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.07572    $12.47445         0
    01/01/2010 to 12/31/2010.........  $12.47445    $13.92976         0
    01/01/2011 to 12/31/2011.........  $13.92976    $14.15123         0
    01/01/2012 to 05/04/2012.........  $14.15123    $15.36183         0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.02354    $12.05379         0
    01/01/2010 to 12/31/2010.........  $12.05379    $13.27886         0
    01/01/2011 to 12/31/2011.........  $13.27886    $12.86650         0
    01/01/2012 to 12/31/2012.........  $12.86650    $14.19412         0
    01/01/2013 to 12/31/2013.........  $14.19412    $16.37927         0
    01/01/2014 to 12/31/2014.........  $16.37927    $17.11335         0
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99841    $ 9.15030         0
    01/01/2012 to 12/31/2012.........  $ 9.15030    $10.04238         0
    01/01/2013 to 12/31/2013.........  $10.04238    $10.91905         0
    01/01/2014 to 12/31/2014.........  $10.91905    $11.23417         0
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99841    $10.48080         0
    01/01/2014 to 12/31/2014.........  $10.48080    $10.64788         0
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14518    $10.29676         0
    01/01/2010 to 12/31/2010.........  $10.29676    $11.48565         0
    01/01/2011 to 12/31/2011.........  $11.48565    $10.60446         0
    01/01/2012 to 12/31/2012.........  $10.60446    $11.77757         0
    01/01/2013 to 12/31/2013.........  $11.77757    $15.18282         0
    01/01/2014 to 12/31/2014.........  $15.18282    $16.42068         0
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.03884    $12.32294         0
    01/01/2010 to 12/31/2010.........  $12.32294    $13.70357         0
    01/01/2011 to 12/31/2011.........  $13.70357    $13.11533         0
    01/01/2012 to 12/31/2012.........  $13.11533    $14.62908         0
    01/01/2013 to 12/31/2013.........  $14.62908    $17.60326         0
    01/01/2014 to 12/31/2014.........  $17.60326    $18.47384         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99841    $11.63615         0
    01/01/2014 to 12/31/2014.........  $11.63615    $12.96657         0
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.61485    $14.52654         0
    01/01/2010 to 12/31/2010.........  $14.52654    $18.33655         0
    01/01/2011 to 12/31/2011.........  $18.33655    $19.17116         0
    01/01/2012 to 12/31/2012.........  $19.17116    $21.68936         0
    01/01/2013 to 12/31/2013.........  $21.68936    $21.94049         0
    01/01/2014 to 12/31/2014.........  $21.94049    $28.17303         0
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99841    $ 9.67153         0
    01/01/2014 to 12/31/2014.........  $ 9.67153    $ 9.97030         0
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.01321    $12.30971         0
    01/01/2010 to 12/31/2010.........  $12.30971    $13.80826         0
    01/01/2011 to 12/31/2011.........  $13.80826    $13.34040         0
    01/01/2012 to 12/31/2012.........  $13.34040    $14.47608         0
    01/01/2013 to 12/31/2013.........  $14.47608    $16.29469         0
    01/01/2014 to 12/31/2014.........  $16.29469    $16.48623         0
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.02694    $11.98341         0
    01/01/2010 to 12/31/2010.........  $11.98341    $13.31993         0
    01/01/2011 to 12/31/2011.........  $13.31993    $12.74213         0
    01/01/2012 to 12/31/2012.........  $12.74213    $14.20184         0
    01/01/2013 to 12/31/2013.........  $14.20184    $16.60786         0
    01/01/2014 to 12/31/2014.........  $16.60786    $17.22129         0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99841    $10.72856         0
    01/01/2013 to 12/31/2013.........  $10.72856    $13.09829         0
    01/01/2014 to 12/31/2014.........  $13.09829    $13.25566         0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99841    $10.79665         0
    01/01/2014 to 12/31/2014.........  $10.79665    $10.86093         0
 AST GLOBAL REAL ESTATE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.85947    $13.94990         0
    01/01/2010 to 12/31/2010.........  $13.94990    $16.44660         0
    01/01/2011 to 12/31/2011.........  $16.44660    $15.31911         0
    01/01/2012 to 12/31/2012.........  $15.31911    $19.05273         0
    01/01/2013 to 12/31/2013.........  $19.05273    $19.50027         0
    01/01/2014 to 12/31/2014.........  $19.50027    $21.78984         0
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.04666    $12.85291         0
    01/01/2010 to 12/31/2010.........  $12.85291    $13.90361         0
    01/01/2011 to 12/31/2011.........  $13.90361    $13.09807         0
    01/01/2012 to 12/31/2012.........  $13.09807    $15.38599         0
    01/01/2013 to 12/31/2013.........  $15.38599    $19.57944         0
    01/01/2014 to 02/07/2014.........  $19.57944    $19.25627         0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.12468    $12.21726         0
    01/01/2010 to 12/31/2010.........  $12.21726    $13.52743         0
    01/01/2011 to 12/31/2011.........  $13.52743    $12.53636         0
    01/01/2012 to 12/31/2012.........  $12.53636    $14.71426         0
    01/01/2013 to 12/31/2013.........  $14.71426    $19.27350         0
    01/01/2014 to 12/31/2014.........  $19.27350    $21.38696         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.05971    $13.49884         0
    01/01/2010 to 12/31/2010.........  $13.49884    $15.86538         0
    01/01/2011 to 12/31/2011.........  $15.86538    $15.09868         0
    01/01/2012 to 12/31/2012.........  $15.09868    $17.71375         0
    01/01/2013 to 12/31/2013.........  $17.71375    $22.96763         0
    01/01/2014 to 12/31/2014.........  $22.96763    $25.12447         0
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.02472    $11.87185         0
    01/01/2010 to 12/31/2010.........  $11.87185    $12.99497         0
    01/01/2011 to 12/31/2011.........  $12.99497    $12.68182         0
    01/01/2012 to 12/31/2012.........  $12.68182    $13.69862         0
    01/01/2013 to 12/31/2013.........  $13.69862    $14.75581         0
    01/01/2014 to 12/31/2014.........  $14.75581    $15.05809         0
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.95325    $12.77245         0
    01/01/2010 to 12/31/2010.........  $12.77245    $15.88121         0
    01/01/2011 to 12/31/2011.........  $15.88121    $15.78018         0
    01/01/2012 to 12/31/2012.........  $15.78018    $17.90594         0
    01/01/2013 to 12/31/2013.........  $17.90594    $24.37983         0
    01/01/2014 to 12/31/2014.........  $24.37983    $25.63411         0
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.09832    $12.77011         0
    01/01/2010 to 12/31/2010.........  $12.77011    $14.08401         0
    01/01/2011 to 12/31/2011.........  $14.08401    $13.74665         0
    01/01/2012 to 12/31/2012.........  $13.74665    $15.28983         0
    01/01/2013 to 12/31/2013.........  $15.28983    $20.19033         0
    01/01/2014 to 12/31/2014.........  $20.19033    $20.11211         0
 AST HIGH YIELD PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.01714    $12.52947         0
    01/01/2010 to 12/31/2010.........  $12.52947    $13.94859         0
    01/01/2011 to 12/31/2011.........  $13.94859    $14.11594         0
    01/01/2012 to 12/31/2012.........  $14.11594    $15.76615         0
    01/01/2013 to 12/31/2013.........  $15.76615    $16.57455         0
    01/01/2014 to 12/31/2014.........  $16.57455    $16.67293         0
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.14326    $13.28507         0
    01/01/2010 to 12/31/2010.........  $13.28507    $14.91984         0
    01/01/2011 to 12/31/2011.........  $14.91984    $12.74299         0
    01/01/2012 to 12/31/2012.........  $12.74299    $15.04411         0
    01/01/2013 to 12/31/2013.........  $15.04411    $17.56798         0
    01/01/2014 to 12/31/2014.........  $17.56798    $16.27941         0
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.11776    $13.11643         0
    01/01/2010 to 12/31/2010.........  $13.11643    $14.29111         0
    01/01/2011 to 12/31/2011.........  $14.29111    $12.25850         0
    01/01/2012 to 12/31/2012.........  $12.25850    $14.02855         0
    01/01/2013 to 12/31/2013.........  $14.02855    $16.43847         0
    01/01/2014 to 12/31/2014.........  $16.43847    $15.04267         0
 AST INVESTMENT GRADE BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.98134    $10.85724         0
    01/01/2010 to 12/31/2010.........  $10.85724    $11.80055         0
    01/01/2011 to 12/31/2011.........  $11.80055    $13.01541         0
    01/01/2012 to 12/31/2012.........  $13.01541    $13.96594         0
    01/01/2013 to 12/31/2013.........  $13.96594    $13.26255         0
    01/01/2014 to 12/31/2014.........  $13.26255    $13.88386         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.04108    $12.26085         0
    01/01/2010 to 12/31/2010.........  $12.26085    $13.68768         0
    01/01/2011 to 12/31/2011.........  $13.68768    $13.34931         0
    01/01/2012 to 12/31/2012.........  $13.34931    $14.87177         0
    01/01/2013 to 12/31/2013.........  $14.87177    $16.96196         0
    01/01/2014 to 12/31/2014.........  $16.96196    $17.69593         0
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.12742    $13.60316         0
    01/01/2010 to 12/31/2010.........  $13.60316    $14.29939         0
    01/01/2011 to 12/31/2011.........  $14.29939    $12.74240         0
    01/01/2012 to 12/31/2012.........  $12.74240    $15.23627         0
    01/01/2013 to 12/31/2013.........  $15.23627    $17.23999         0
    01/01/2014 to 12/31/2014.........  $17.23999    $15.83333         0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.07983    $11.67928         0
    01/01/2010 to 12/31/2010.........  $11.67928    $12.29397         0
    01/01/2011 to 12/31/2011.........  $12.29397    $12.08699         0
    01/01/2012 to 12/31/2012.........  $12.08699    $13.12607         0
    01/01/2013 to 12/31/2013.........  $13.12607    $14.29511         0
    01/01/2014 to 12/31/2014.........  $14.29511    $14.78522         0
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08380    $10.28694         0
    01/01/2010 to 12/31/2010.........  $10.28694    $11.23177         0
    01/01/2011 to 12/31/2011.........  $11.23177    $11.08991         0
    01/01/2012 to 12/31/2012.........  $11.08991    $12.52907         0
    01/01/2013 to 12/31/2013.........  $12.52907    $16.77401         0
    01/01/2014 to 12/31/2014.........  $16.77401    $18.01638         0
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.06269    $12.74643         0
    01/01/2010 to 12/31/2010.........  $12.74643    $14.14755         0
    01/01/2011 to 12/31/2011.........  $14.14755    $13.29640         0
    01/01/2012 to 12/31/2012.........  $13.29640    $15.24362         0
    01/01/2013 to 12/31/2013.........  $15.24362    $20.91175         0
    01/01/2014 to 12/31/2014.........  $20.91175    $23.33077         0
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.00733    $12.72841         0
    01/01/2010 to 12/31/2010.........  $12.72841    $14.95069         0
    01/01/2011 to 12/31/2011.........  $14.95069    $14.53074         0
    01/01/2012 to 12/31/2012.........  $14.53074    $16.00012         0
    01/01/2013 to 12/31/2013.........  $16.00012    $21.43937         0
    01/01/2014 to 12/31/2014.........  $21.43937    $23.25558         0
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.03391    $12.09690         0
    01/01/2010 to 12/31/2010.........  $12.09690    $13.45698         0
    01/01/2011 to 12/31/2011.........  $13.45698    $14.54217         0
    01/01/2012 to 12/31/2012.........  $14.54217    $15.10895         0
    01/01/2013 to 12/31/2013.........  $15.10895    $14.52305         0
    01/01/2014 to 12/31/2014.........  $14.52305    $15.15490         0
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.07246    $13.37958         0
    01/01/2010 to 12/31/2010.........  $13.37958    $14.70436         0
    01/01/2011 to 12/31/2011.........  $14.70436    $13.97131         0
    01/01/2012 to 12/31/2012.........  $13.97131    $16.86586         0
    01/01/2013 to 12/31/2013.........  $16.86586    $21.11427         0
    01/01/2014 to 12/31/2014.........  $21.11427    $21.46170         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.02825    $12.16446         0
    01/01/2010 to 12/31/2010.........  $12.16446    $13.45689         0
    01/01/2011 to 12/31/2011.........  $13.45689    $13.12100         0
    01/01/2012 to 12/31/2012.........  $13.12100    $15.06807         0
    01/01/2013 to 12/31/2013.........  $15.06807    $20.20453         0
    01/01/2014 to 12/31/2014.........  $20.20453    $21.54362         0
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99841    $10.18660         0
    01/01/2013 to 12/31/2013.........  $10.18660    $13.43903         0
    01/01/2014 to 12/31/2014.........  $13.43903    $14.52847         0
 AST MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.98590    $13.24493         0
    01/01/2010 to 12/31/2010.........  $13.24493    $16.05854         0
    01/01/2011 to 12/31/2011.........  $16.05854    $15.20773         0
    01/01/2012 to 12/31/2012.........  $15.20773    $17.66225         0
    01/01/2013 to 12/31/2013.........  $17.66225    $22.93971         0
    01/01/2014 to 12/31/2014.........  $22.93971    $25.86844         0
 AST MONEY MARKET PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.99969    $ 9.87762         0
    01/01/2010 to 12/31/2010.........  $ 9.87762    $ 9.69089         0
    01/01/2011 to 12/31/2011.........  $ 9.69089    $ 9.50772         0
    01/01/2012 to 12/31/2012.........  $ 9.50772    $ 9.32603         0
    01/01/2013 to 12/31/2013.........  $ 9.32603    $ 9.14730         0
    01/01/2014 to 12/31/2014.........  $ 9.14730    $ 8.97210         0
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.13105    $13.73140         0
    01/01/2010 to 12/31/2010.........  $13.73140    $16.62499         0
    01/01/2011 to 12/31/2011.........  $16.62499    $15.90187         0
    01/01/2012 to 12/31/2012.........  $15.90187    $18.26833         0
    01/01/2013 to 12/31/2013.........  $18.26833    $25.44574         0
    01/01/2014 to 12/31/2014.........  $25.44574    $28.51492         0
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02832    $10.06604         0
    01/01/2012 to 12/31/2012.........  $10.06604    $10.35399         0
    01/01/2013 to 12/31/2013.........  $10.35399    $ 9.86799         0
    01/01/2014 to 12/31/2014.........  $ 9.86799    $10.17751         0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.97681    $12.37640         0
    01/01/2010 to 12/31/2010.........  $12.37640    $15.62065         0
    01/01/2011 to 12/31/2011.........  $15.62065    $15.58025         0
    01/01/2012 to 12/31/2012.........  $15.58025    $17.17361         0
    01/01/2013 to 12/31/2013.........  $17.17361    $22.33793         0
    01/01/2014 to 12/31/2014.........  $22.33793    $23.64949         0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.93464    $12.07919         0
    01/01/2010 to 12/31/2010.........  $12.07919    $14.24914         0
    01/01/2011 to 04/29/2011.........  $14.24914    $15.96856         0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99841    $10.30482         0
    01/01/2013 to 12/31/2013.........  $10.30482    $12.01922         0
    01/01/2014 to 12/31/2014.........  $12.01922    $12.39483         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.05442    $14.81142         0
    01/01/2010 to 12/31/2010.........  $14.81142    $17.76317         0
    01/01/2011 to 12/31/2011.........  $17.76317    $13.89126         0
    01/01/2012 to 12/31/2012.........  $13.89126    $16.06772         0
    01/01/2013 to 12/31/2013.........  $16.06772    $15.79498         0
    01/01/2014 to 12/31/2014.........  $15.79498    $14.76686         0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.99059    $10.49425         0
    01/01/2010 to 12/31/2010.........  $10.49425    $10.69469         0
    01/01/2011 to 12/31/2011.........  $10.69469    $10.72593         0
    01/01/2012 to 12/31/2012.........  $10.72593    $11.01415         0
    01/01/2013 to 12/31/2013.........  $11.01415    $10.56825         0
    01/01/2014 to 12/31/2014.........  $10.56825    $10.35573         0
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.98246    $11.06217         0
    01/01/2010 to 12/31/2010.........  $11.06217    $11.68776         0
    01/01/2011 to 12/31/2011.........  $11.68776    $11.82866         0
    01/01/2012 to 12/31/2012.........  $11.82866    $12.68332         0
    01/01/2013 to 12/31/2013.........  $12.68332    $12.21176         0
    01/01/2014 to 12/31/2014.........  $12.21176    $12.48475         0
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.02102    $11.61925         0
    01/01/2010 to 12/31/2010.........  $11.61925    $12.60143         0
    01/01/2011 to 12/31/2011.........  $12.60143    $12.48357         0
    01/01/2012 to 12/31/2012.........  $12.48357    $13.51438         0
    01/01/2013 to 12/31/2013.........  $13.51438    $14.47658         0
    01/01/2014 to 12/31/2014.........  $14.47658    $15.01938         0
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01833    $10.06593         0
    01/01/2012 to 12/31/2012.........  $10.06593    $10.57473         0
    01/01/2013 to 12/31/2013.........  $10.57473    $10.13218         0
    01/01/2014 to 12/31/2014.........  $10.13218    $10.54044         0
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.98520    $12.16923         0
    01/01/2010 to 12/31/2010.........  $12.16923    $14.20648         0
    01/01/2011 to 12/31/2011.........  $14.20648    $13.06868         0
    01/01/2012 to 12/31/2012.........  $13.06868    $14.47411         0
    01/01/2013 to 12/31/2013.........  $14.47411    $16.61401         0
    01/01/2014 to 12/31/2014.........  $16.61401    $17.79452         0
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.07719    $12.81998         0
    01/01/2010 to 12/31/2010.........  $12.81998    $14.46688         0
    01/01/2011 to 12/31/2011.........  $14.46688    $14.68078         0
    01/01/2012 to 12/31/2012.........  $14.68078    $17.10692         0
    01/01/2013 to 12/31/2013.........  $17.10692    $22.22049         0
    01/01/2014 to 12/31/2014.........  $22.22049    $25.54658         0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99841    $ 8.88380         0
    01/01/2012 to 12/31/2012.........  $ 8.88380    $ 9.85988         0
    01/01/2013 to 12/31/2013.........  $ 9.85988    $11.83707         0
    01/01/2014 to 12/31/2014.........  $11.83707    $12.36498         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST RCM WORLD TRENDS PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.03990    $11.95000         0
    01/01/2010 to 12/31/2010.........  $11.95000    $13.11814         0
    01/01/2011 to 12/31/2011.........  $13.11814    $12.63356         0
    01/01/2012 to 12/31/2012.........  $12.63356    $13.66529         0
    01/01/2013 to 12/31/2013.........  $13.66529    $15.07085         0
    01/01/2014 to 12/31/2014.........  $15.07085    $15.54194         0
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.05245    $12.35585         0
    01/01/2010 to 12/31/2010.........  $12.35585    $13.85749         0
    01/01/2011 to 12/31/2011.........  $13.85749    $13.26776         0
    01/01/2012 to 12/31/2012.........  $13.26776    $15.08275         0
    01/01/2013 to 12/31/2013.........  $15.08275    $17.46559         0
    01/01/2014 to 12/31/2014.........  $17.46559    $18.06163         0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.08085    $12.39816         0
    01/01/2010 to 12/31/2010.........  $12.39816    $13.59717         0
    01/01/2011 to 12/31/2011.........  $13.59717    $12.88618         0
    01/01/2012 to 12/31/2012.........  $12.88618    $14.04661         0
    01/01/2013 to 12/31/2013.........  $14.04661    $15.76166         0
    01/01/2014 to 12/31/2014.........  $15.76166    $15.92919         0
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.98067    $12.99714         0
    01/01/2010 to 12/31/2010.........  $12.99714    $16.89744         0
    01/01/2011 to 12/31/2011.........  $16.89744    $14.40095         0
    01/01/2012 to 12/31/2012.........  $14.40095    $16.96006         0
    01/01/2013 to 12/31/2013.........  $16.96006    $23.42441         0
    01/01/2014 to 12/31/2014.........  $23.42441    $24.11095         0
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.00835    $13.14810         0
    01/01/2010 to 12/31/2010.........  $13.14810    $17.59283         0
    01/01/2011 to 12/31/2011.........  $17.59283    $17.08728         0
    01/01/2012 to 12/31/2012.........  $17.08728    $18.80009         0
    01/01/2013 to 12/31/2013.........  $18.80009    $24.92617         0
    01/01/2014 to 12/31/2014.........  $24.92617    $25.38244         0
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.97563    $12.95518         0
    01/01/2010 to 12/31/2010.........  $12.95518    $16.01019         0
    01/01/2011 to 12/31/2011.........  $16.01019    $14.76539         0
    01/01/2012 to 12/31/2012.........  $14.76539    $17.11226         0
    01/01/2013 to 12/31/2013.........  $17.11226    $23.06220         0
    01/01/2014 to 12/31/2014.........  $23.06220    $23.81217         0
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.03838    $12.15865         0
    01/01/2010 to 12/31/2010.........  $12.15865    $13.30142         0
    01/01/2011 to 12/31/2011.........  $13.30142    $13.30586         0
    01/01/2012 to 12/31/2012.........  $13.30586    $14.81214         0
    01/01/2013 to 12/31/2013.........  $14.81214    $16.97401         0
    01/01/2014 to 12/31/2014.........  $16.97401    $17.62783         0
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.10014    $12.91754         0
    01/01/2010 to 12/31/2010.........  $12.91754    $14.34826         0
    01/01/2011 to 12/31/2011.........  $14.34826    $13.84304         0
    01/01/2012 to 12/31/2012.........  $13.84304    $15.91973         0
    01/01/2013 to 12/31/2013.........  $15.91973    $20.25013         0
    01/01/2014 to 12/31/2014.........  $20.25013    $21.34541         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.98699    $13.17417         0
    01/01/2010 to 12/31/2010.........  $13.17417    $14.96502         0
    01/01/2011 to 12/31/2011.........  $14.96502    $14.42995         0
    01/01/2012 to 12/31/2012.........  $14.42995    $16.64168         0
    01/01/2013 to 12/31/2013.........  $16.64168    $23.50952         0
    01/01/2014 to 12/31/2014.........  $23.50952    $24.98360         0
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.30108    $13.76934         0
    01/01/2010 to 12/31/2010.........  $13.76934    $16.26820         0
    01/01/2011 to 12/31/2011.........  $16.26820    $13.57648         0
    01/01/2012 to 12/31/2012.........  $13.57648    $13.79766         0
    01/01/2013 to 12/31/2013.........  $13.79766    $15.61496         0
    01/01/2014 to 12/31/2014.........  $15.61496    $14.03524         0
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.01739    $11.11668         0
    01/01/2010 to 12/31/2010.........  $11.11668    $11.53006         0
    01/01/2011 to 12/31/2011.........  $11.53006    $11.77589         0
    01/01/2012 to 12/31/2012.........  $11.77589    $12.15361         0
    01/01/2013 to 12/31/2013.........  $12.15361    $11.47338         0
    01/01/2014 to 12/31/2014.........  $11.47338    $11.31622         0
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.06178    $12.77673         0
    01/01/2010 to 12/31/2010.........  $12.77673    $14.36635         0
    01/01/2011 to 12/31/2011.........  $14.36635    $13.60464         0
    01/01/2012 to 12/31/2012.........  $13.60464    $14.81246         0
    01/01/2013 to 12/31/2013.........  $14.81246    $17.50769         0
    01/01/2014 to 12/31/2014.........  $17.50769    $18.11755         0
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.98914    $10.76856         0
    01/01/2010 to 12/31/2010.........  $10.76856    $11.38597         0
    01/01/2011 to 12/31/2011.........  $11.38597    $11.84104         0
    01/01/2012 to 12/31/2012.........  $11.84104    $12.52600         0
    01/01/2013 to 12/31/2013.........  $12.52600    $12.10270         0
    01/01/2014 to 12/31/2014.........  $12.10270    $12.72533         0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2009 to 12/31/2009.........  $10.07064    $12.83901         0
    01/01/2010 to 12/31/2010.........  $12.83901    $13.88281         0
    01/01/2011 to 12/31/2011.........  $13.88281    $13.38977         0
    01/01/2012 to 09/21/2012.........  $13.38977    $14.97151         0

* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY AND COMBINATION 5%
                     ROLL UP AND HAV DEATH BENEFIT (2.00%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09551    $ 6.96330       21,165
    01/01/2009 to 12/31/2009.........  $ 6.96330    $ 8.48932       29,611
    01/01/2010 to 12/31/2010.........  $ 8.48932    $ 9.31844       30,273
    01/01/2011 to 12/31/2011.........  $ 9.31844    $ 8.89288       23,460
    01/01/2012 to 12/31/2012.........  $ 8.89288    $ 9.81352        4,898
    01/01/2013 to 12/31/2013.........  $ 9.81352    $10.58039        1,693
    01/01/2014 to 12/31/2014.........  $10.58039    $10.76873        1,982
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.32163    $ 7.20529        2,651
    01/01/2009 to 12/31/2009.........  $ 7.20529    $ 8.91466        3,289
    01/01/2010 to 12/31/2010.........  $ 8.91466    $ 9.93758        3,363
    01/01/2011 to 12/31/2011.........  $ 9.93758    $ 9.75359        2,669
    01/01/2012 to 12/31/2012.........  $ 9.75359    $10.86695        2,848
    01/01/2013 to 12/31/2013.........  $10.86695    $12.41758        2,758
    01/01/2014 to 12/31/2014.........  $12.41758    $12.91730        2,459
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.10124    $ 6.10700            0
    01/01/2009 to 12/31/2009.........  $ 6.10700    $ 7.05119            0
    01/01/2010 to 12/31/2010.........  $ 7.05119    $ 7.86990            0
    01/01/2011 to 12/31/2011.........  $ 7.86990    $ 7.99111            0
    01/01/2012 to 05/04/2012.........  $ 7.99111    $ 8.67326            0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.19781    $ 7.29038       79,410
    01/01/2009 to 12/31/2009.........  $ 7.29038    $ 8.81240      113,007
    01/01/2010 to 12/31/2010.........  $ 8.81240    $ 9.70328      123,978
    01/01/2011 to 12/31/2011.........  $ 9.70328    $ 9.39739       86,899
    01/01/2012 to 12/31/2012.........  $ 9.39739    $10.36189       85,259
    01/01/2013 to 12/31/2013.........  $10.36189    $11.95116       87,378
    01/01/2014 to 12/31/2014.........  $11.95116    $12.48063       85,872
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99837    $ 9.14728            0
    01/01/2012 to 12/31/2012.........  $ 9.14728    $10.03408            0
    01/01/2013 to 12/31/2013.........  $10.03408    $10.90457            0
    01/01/2014 to 12/31/2014.........  $10.90457    $11.21374            0
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99837    $10.47735            0
    01/01/2014 to 12/31/2014.........  $10.47735    $10.63915            0
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........  $ 9.99891    $ 9.36236            0
    01/01/2010 to 12/31/2010.........  $ 9.36236    $10.14931            0
    01/01/2011 to 12/31/2011.........  $10.14931    $10.90959            0
    01/01/2012 to 12/31/2012.........  $10.90959    $11.14047            0
    01/01/2013 to 12/31/2013.........  $11.14047    $10.84668            0
    01/01/2014 to 12/31/2014.........  $10.84668    $10.68274            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2018
    05/01/2008* to 12/31/2008........  $10.02964    $12.15196        5,044
    01/01/2009 to 12/31/2009.........  $12.15196    $11.19256          284
    01/01/2010 to 12/31/2010.........  $11.19256    $12.20028            0
    01/01/2011 to 12/31/2011.........  $12.20028    $13.58541            0
    01/01/2012 to 12/31/2012.........  $13.58541    $14.07951            0
    01/01/2013 to 12/31/2013.........  $14.07951    $13.36921            0
    01/01/2014 to 12/31/2014.........  $13.36921    $13.45570            0
 AST BOND PORTFOLIO 2019
    05/01/2008* to 12/31/2008........  $10.02961    $12.20922            0
    01/01/2009 to 12/31/2009.........  $12.20922    $11.04775       19,466
    01/01/2010 to 12/31/2010.........  $11.04775    $12.06135       19,372
    01/01/2011 to 12/31/2011.........  $12.06135    $13.71364       19,372
    01/01/2012 to 12/31/2012.........  $13.71364    $14.23169       19,372
    01/01/2013 to 12/31/2013.........  $14.23169    $13.27814       19,372
    01/01/2014 to 12/31/2014.........  $13.27814    $13.57257       19,372
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........  $ 9.99891    $ 8.77422            0
    01/01/2010 to 12/31/2010.........  $ 8.77422    $ 9.62088       25,179
    01/01/2011 to 12/31/2011.........  $ 9.62088    $11.19386          135
    01/01/2012 to 12/31/2012.........  $11.19386    $11.66716            0
    01/01/2013 to 12/31/2013.........  $11.66716    $10.69283            0
    01/01/2014 to 12/31/2014.........  $10.69283    $11.12858            0
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99783    $10.98990        2,878
    01/01/2011 to 12/31/2011.........  $10.98990    $12.96164       13,177
    01/01/2012 to 12/31/2012.........  $12.96164    $13.57004       13,177
    01/01/2013 to 12/31/2013.........  $13.57004    $12.37228            0
    01/01/2014 to 12/31/2014.........  $12.37228    $13.06100            0
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99837    $12.00054        4,551
    01/01/2012 to 12/31/2012.........  $12.00054    $12.45243        4,787
    01/01/2013 to 12/31/2013.........  $12.45243    $11.01817            0
    01/01/2014 to 12/31/2014.........  $11.01817    $11.92200            0
 AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012........  $ 9.99783    $10.38164            0
    01/01/2013 to 12/31/2013.........  $10.38164    $ 9.13969       33,017
    01/01/2014 to 12/31/2014.........  $ 9.13969    $10.09104       19,719
 AST BOND PORTFOLIO 2024
    01/02/2013* to 12/31/2013........  $ 9.99891    $ 8.73495        8,531
    01/01/2014 to 12/31/2014.........  $ 8.73495    $ 9.81300        6,847
 AST BOND PORTFOLIO 2025
    01/02/2014* to 12/31/2014........  $ 9.99891    $11.28402            0
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14514    $10.29611            0
    01/01/2010 to 12/31/2010.........  $10.29611    $11.47933            0
    01/01/2011 to 12/31/2011.........  $11.47933    $10.59336            0
    01/01/2012 to 12/31/2012.........  $10.59336    $11.75942            0
    01/01/2013 to 12/31/2013.........  $11.75942    $15.15203            0
    01/01/2014 to 12/31/2014.........  $15.15203    $16.37942            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.98738    $ 6.63661       42,778
    01/01/2009 to 12/31/2009.........  $ 6.63661    $ 8.15440        6,851
    01/01/2010 to 12/31/2010.........  $ 8.15440    $ 9.06354        7,431
    01/01/2011 to 12/31/2011.........  $ 9.06354    $ 8.67023       22,797
    01/01/2012 to 12/31/2012.........  $ 8.67023    $ 9.66614       28,617
    01/01/2013 to 12/31/2013.........  $ 9.66614    $11.62563       33,327
    01/01/2014 to 12/31/2014.........  $11.62563    $12.19464       32,926
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99837    $11.63127            0
    01/01/2014 to 12/31/2014.........  $11.63127    $12.95483            0
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.45886    $ 5.95633            0
    01/01/2009 to 12/31/2009.........  $ 5.95633    $ 7.70368            0
    01/01/2010 to 12/31/2010.........  $ 7.70368    $ 9.71947            0
    01/01/2011 to 12/31/2011.........  $ 9.71947    $10.15692            0
    01/01/2012 to 12/31/2012.........  $10.15692    $11.48537            0
    01/01/2013 to 12/31/2013.........  $11.48537    $11.61264            0
    01/01/2014 to 12/31/2014.........  $11.61264    $14.90415            0
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    05/01/2008* to 07/18/2008........  $ 8.66823    $ 8.06950            0
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99837    $ 9.66831            0
    01/01/2014 to 12/31/2014.........  $ 9.66831    $ 9.96202            0
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.05081    $ 6.68856        6,445
    01/01/2009 to 12/31/2009.........  $ 6.68856    $ 8.12119       12,852
    01/01/2010 to 12/31/2010.........  $ 8.12119    $ 9.10528        7,395
    01/01/2011 to 12/31/2011.........  $ 9.10528    $ 8.79235        6,290
    01/01/2012 to 12/31/2012.........  $ 8.79235    $ 9.53605        3,514
    01/01/2013 to 12/31/2013.........  $ 9.53605    $10.72878        1,879
    01/01/2014 to 12/31/2014.........  $10.72878    $10.84963        3,366
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10352    $ 7.49086            0
    01/01/2009 to 12/31/2009.........  $ 7.49086    $ 8.90284            0
    01/01/2010 to 12/31/2010.........  $ 8.90284    $ 9.89103            0
    01/01/2011 to 12/31/2011.........  $ 9.89103    $ 9.45734            0
    01/01/2012 to 12/31/2012.........  $ 9.45734    $10.53557            0
    01/01/2013 to 12/31/2013.........  $10.53557    $12.31431            0
    01/01/2014 to 12/31/2014.........  $12.31431    $12.76298            0
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99838    $ 7.46229          447
    01/01/2009 to 11/13/2009.........  $ 7.46229    $ 8.32307            0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99837    $10.72497        4,655
    01/01/2013 to 12/31/2013.........  $10.72497    $13.08749        4,004
    01/01/2014 to 12/31/2014.........  $13.08749    $13.23825        4,096
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99837    $10.79306            0
    01/01/2014 to 12/31/2014.........  $10.79306    $10.85191            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17506    $ 6.10465           0
    01/01/2009 to 12/31/2009.........  $ 6.10465    $ 8.08534           0
    01/01/2010 to 12/31/2010.........  $ 8.08534    $ 9.52771           0
    01/01/2011 to 12/31/2011.........  $ 9.52771    $ 8.87015           0
    01/01/2012 to 12/31/2012.........  $ 8.87015    $11.02655           0
    01/01/2013 to 12/31/2013.........  $11.02655    $11.28002           0
    01/01/2014 to 12/31/2014.........  $11.28002    $12.59829           0
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.98704    $ 6.08795           0
    01/01/2009 to 12/31/2009.........  $ 6.08795    $ 8.91680           0
    01/01/2010 to 12/31/2010.........  $ 8.91680    $ 9.64107           0
    01/01/2011 to 12/31/2011.........  $ 9.64107    $ 9.07796           0
    01/01/2012 to 12/31/2012.........  $ 9.07796    $10.65840           0
    01/01/2013 to 12/31/2013.........  $10.65840    $13.55661           0
    01/01/2014 to 02/07/2014.........  $13.55661    $13.33216           0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.34177    $ 5.92701       2,881
    01/01/2009 to 12/31/2009.........  $ 5.92701    $ 6.92560           0
    01/01/2010 to 12/31/2010.........  $ 6.92560    $ 7.66452           0
    01/01/2011 to 12/31/2011.........  $ 7.66452    $ 7.09949           0
    01/01/2012 to 12/31/2012.........  $ 7.09949    $ 8.32876           0
    01/01/2013 to 12/31/2013.........  $ 8.32876    $10.90420           0
    01/01/2014 to 12/31/2014.........  $10.90420    $12.09395           0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.32662    $ 6.04394           0
    01/01/2009 to 12/31/2009.........  $ 6.04394    $ 9.30832         341
    01/01/2010 to 12/31/2010.........  $ 9.30832    $10.93481         357
    01/01/2011 to 12/31/2011.........  $10.93481    $10.40118         357
    01/01/2012 to 12/31/2012.........  $10.40118    $12.19665         357
    01/01/2013 to 12/31/2013.........  $12.19665    $15.80652         357
    01/01/2014 to 12/31/2014.........  $15.80652    $17.28255         357
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08919    $ 7.59959       4,254
    01/01/2009 to 12/31/2009.........  $ 7.59959    $ 9.19243       5,320
    01/01/2010 to 12/31/2010.........  $ 9.19243    $10.05726       5,286
    01/01/2011 to 12/31/2011.........  $10.05726    $ 9.81014       4,057
    01/01/2012 to 12/31/2012.........  $ 9.81014    $10.59140       4,802
    01/01/2013 to 12/31/2013.........  $10.59140    $11.40318       4,648
    01/01/2014 to 12/31/2014.........  $11.40318    $11.63104       4,491
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03326    $ 7.62849           0
    01/01/2009 to 12/31/2009.........  $ 7.62849    $ 9.48655           0
    01/01/2010 to 12/31/2010.........  $ 9.48655    $11.78990           0
    01/01/2011 to 12/31/2011.........  $11.78990    $11.70926           0
    01/01/2012 to 12/31/2012.........  $11.70926    $13.28002           0
    01/01/2013 to 12/31/2013.........  $13.28002    $18.07246           0
    01/01/2014 to 12/31/2014.........  $18.07246    $18.99295           0
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.34863    $ 6.02426           0
    01/01/2009 to 12/31/2009.........  $ 6.02426    $ 6.98434           0
    01/01/2010 to 12/31/2010.........  $ 6.98434    $ 7.69919           0
    01/01/2011 to 12/31/2011.........  $ 7.69919    $ 7.51114           0
    01/01/2012 to 12/31/2012.........  $ 7.51114    $ 8.35028           0
    01/01/2013 to 12/31/2013.........  $ 8.35028    $11.02125           0
    01/01/2014 to 12/31/2014.........  $11.02125    $10.97323           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HIGH YIELD PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.60380    $ 7.67272            0
    01/01/2009 to 12/31/2009.........  $ 7.67272    $10.19632            0
    01/01/2010 to 12/31/2010.........  $10.19632    $11.34562            0
    01/01/2011 to 12/31/2011.........  $11.34562    $11.47618            0
    01/01/2012 to 12/31/2012.........  $11.47618    $12.81144            0
    01/01/2013 to 12/31/2013.........  $12.81144    $13.46171            0
    01/01/2014 to 12/31/2014.........  $13.46171    $13.53498            0
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.49604    $ 5.39424        1,348
    01/01/2009 to 12/31/2009.........  $ 5.39424    $ 7.15452            0
    01/01/2010 to 12/31/2010.........  $ 7.15452    $ 8.03101            0
    01/01/2011 to 12/31/2011.........  $ 8.03101    $ 6.85583            0
    01/01/2012 to 12/31/2012.........  $ 6.85583    $ 8.08984            0
    01/01/2013 to 12/31/2013.........  $ 8.08984    $ 9.44239            0
    01/01/2014 to 12/31/2014.........  $ 9.44239    $ 8.74554            0
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.87987    $ 5.74172        1,274
    01/01/2009 to 12/31/2009.........  $ 5.74172    $ 7.34575            0
    01/01/2010 to 12/31/2010.........  $ 7.34575    $ 7.99967            0
    01/01/2011 to 12/31/2011.........  $ 7.99967    $ 6.85845            0
    01/01/2012 to 12/31/2012.........  $ 6.85845    $ 7.84487            0
    01/01/2013 to 12/31/2013.........  $ 7.84487    $ 9.18809            0
    01/01/2014 to 12/31/2014.........  $ 9.18809    $ 8.40373            0
 AST INVESTMENT GRADE BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.02949    $10.76729       61,513
    01/01/2009 to 12/31/2009.........  $10.76729    $11.74908       15,314
    01/01/2010 to 12/31/2010.........  $11.74908    $12.76362        1,040
    01/01/2011 to 12/31/2011.........  $12.76362    $14.07075       43,576
    01/01/2012 to 12/31/2012.........  $14.07075    $15.09093       17,057
    01/01/2013 to 12/31/2013.........  $15.09093    $14.32384       13,783
    01/01/2014 to 12/31/2014.........  $14.32384    $14.98759       11,766
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11170    $ 7.12451            0
    01/01/2009 to 12/31/2009.........  $ 7.12451    $ 8.84721            0
    01/01/2010 to 12/31/2010.........  $ 8.84721    $ 9.87201            0
    01/01/2011 to 12/31/2011.........  $ 9.87201    $ 9.62331            0
    01/01/2012 to 12/31/2012.........  $ 9.62331    $10.71552            0
    01/01/2013 to 12/31/2013.........  $10.71552    $12.21546            0
    01/01/2014 to 12/31/2014.........  $12.21546    $12.73775            0
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.06285    $ 5.93648        2,858
    01/01/2009 to 12/31/2009.........  $ 5.93648    $ 7.90824        2,426
    01/01/2010 to 12/31/2010.........  $ 7.90824    $ 8.30893        2,731
    01/01/2011 to 12/31/2011.........  $ 8.30893    $ 7.40062        2,731
    01/01/2012 to 12/31/2012.........  $ 7.40062    $ 8.84469        2,731
    01/01/2013 to 12/31/2013.........  $ 8.84469    $10.00301        2,731
    01/01/2014 to 12/31/2014.........  $10.00301    $ 9.18241        2,731
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.21811    $ 7.81882        2,069
    01/01/2009 to 12/31/2009.........  $ 7.81882    $ 9.35320        3,349
    01/01/2010 to 12/31/2010.........  $ 9.35320    $ 9.84066        3,622
    01/01/2011 to 12/31/2011.........  $ 9.84066    $ 9.67022        2,090
    01/01/2012 to 12/31/2012.........  $ 9.67022    $10.49628        2,839
    01/01/2013 to 12/31/2013.........  $10.49628    $11.42545        3,166
    01/01/2014 to 12/31/2014.........  $11.42545    $11.81147        3,148

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08376    $10.28629           0
    01/01/2010 to 12/31/2010.........  $10.28629    $11.22561           0
    01/01/2011 to 12/31/2011.........  $11.22561    $11.07842           0
    01/01/2012 to 12/31/2012.........  $11.07842    $12.50999           0
    01/01/2013 to 12/31/2013.........  $12.50999    $16.74023           0
    01/01/2014 to 12/31/2014.........  $16.74023    $17.97126           0
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.15168    $ 5.47685           0
    01/01/2009 to 12/31/2009.........  $ 5.47685    $ 6.41273           0
    01/01/2010 to 12/31/2010.........  $ 6.41273    $ 7.11421           0
    01/01/2011 to 12/31/2011.........  $ 7.11421    $ 6.68293           0
    01/01/2012 to 12/31/2012.........  $ 6.68293    $ 7.65784           0
    01/01/2013 to 12/31/2013.........  $ 7.65784    $10.50016           0
    01/01/2014 to 12/31/2014.........  $10.50016    $11.70904           0
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.98124    $ 5.97186           0
    01/01/2009 to 12/31/2009.........  $ 5.97186    $ 7.59687       2,099
    01/01/2010 to 12/31/2010.........  $ 7.59687    $ 8.91884       2,262
    01/01/2011 to 12/31/2011.........  $ 8.91884    $ 8.66411       2,262
    01/01/2012 to 12/31/2012.........  $ 8.66411    $ 9.53565       2,262
    01/01/2013 to 12/31/2013.........  $ 9.53565    $12.77095       2,262
    01/01/2014 to 12/31/2014.........  $12.77095    $13.84612       2,262
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.37930    $ 7.81406           0
    01/01/2009 to 12/31/2009.........  $ 7.81406    $10.31155           0
    01/01/2010 to 12/31/2010.........  $10.31155    $11.46522           0
    01/01/2011 to 12/31/2011.........  $11.46522    $12.38372           0
    01/01/2012 to 12/31/2012.........  $12.38372    $12.86007           0
    01/01/2013 to 12/31/2013.........  $12.86007    $12.35540           0
    01/01/2014 to 12/31/2014.........  $12.35540    $12.88674           0
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.17077    $ 6.74262           0
    01/01/2009 to 12/31/2009.........  $ 6.74262    $ 8.69300           0
    01/01/2010 to 12/31/2010.........  $ 8.69300    $ 9.54906           0
    01/01/2011 to 12/31/2011.........  $ 9.54906    $ 9.06853           0
    01/01/2012 to 12/31/2012.........  $ 9.06853    $10.94202           0
    01/01/2013 to 12/31/2013.........  $10.94202    $13.69158           0
    01/01/2014 to 12/31/2014.........  $13.69158    $13.91000           0
 AST MFS GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.37511    $ 6.71375           0
    01/01/2009 to 12/31/2009.........  $ 6.71375    $ 8.18166           0
    01/01/2010 to 12/31/2010.........  $ 8.18166    $ 9.04647           0
    01/01/2011 to 12/31/2011.........  $ 9.04647    $ 8.81632           0
    01/01/2012 to 12/31/2012.........  $ 8.81632    $10.11951           0
    01/01/2013 to 12/31/2013.........  $10.11951    $13.56240           0
    01/01/2014 to 12/31/2014.........  $13.56240    $14.45419           0
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99837    $10.18469           0
    01/01/2013 to 12/31/2013.........  $10.18469    $13.42998           0
    01/01/2014 to 12/31/2014.........  $13.42998    $14.51153           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MID-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.74562    $ 5.90672            0
    01/01/2009 to 12/31/2009.........  $ 5.90672    $ 8.04258          788
    01/01/2010 to 12/31/2010.........  $ 8.04258    $ 9.74614          813
    01/01/2011 to 12/31/2011.........  $ 9.74614    $ 9.22525          813
    01/01/2012 to 12/31/2012.........  $ 9.22525    $10.70891          813
    01/01/2013 to 12/31/2013.........  $10.70891    $13.90196          813
    01/01/2014 to 12/31/2014.........  $13.90196    $15.66908          813
 AST MONEY MARKET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.15985    $10.16688        4,229
    01/01/2009 to 12/31/2009.........  $10.16688    $ 9.99180            1
    01/01/2010 to 12/31/2010.........  $ 9.99180    $9.798071
    01/01/2011 to 12/31/2011.........  $ 9.79807    $ 9.60811            1
    01/01/2012 to 12/31/2012.........  $ 9.60811    $ 9.42024            1
    01/01/2013 to 12/31/2013.........  $ 9.42024    $ 9.23527       28,225
    01/01/2014 to 12/31/2014.........  $ 9.23527    $ 9.05391       28,225
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.65192    $ 5.66775            0
    01/01/2009 to 12/31/2009.........  $ 5.66775    $ 7.81493            0
    01/01/2010 to 12/31/2010.........  $ 7.81493    $ 9.45711            0
    01/01/2011 to 12/31/2011.........  $ 9.45711    $ 9.04138            0
    01/01/2012 to 12/31/2012.........  $ 9.04138    $10.38176            0
    01/01/2013 to 12/31/2013.........  $10.38176    $14.45353            0
    01/01/2014 to 12/31/2014.........  $14.45353    $16.18899            0
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02828    $10.06521            0
    01/01/2012 to 12/31/2012.........  $10.06521    $10.34809            0
    01/01/2013 to 12/31/2013.........  $10.34809    $ 9.85740            0
    01/01/2014 to 12/31/2014.........  $ 9.85740    $10.16168            0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.54437    $ 5.84206            0
    01/01/2009 to 12/31/2009.........  $ 5.84206    $ 7.43344            0
    01/01/2010 to 12/31/2010.........  $ 7.43344    $ 9.37744            0
    01/01/2011 to 12/31/2011.........  $ 9.37744    $ 9.34868            0
    01/01/2012 to 12/31/2012.........  $ 9.34868    $10.29967            0
    01/01/2013 to 12/31/2013.........  $10.29967    $13.39035            0
    01/01/2014 to 12/31/2014.........  $13.39035    $14.16962            0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.15161    $ 6.32280            0
    01/01/2009 to 12/31/2009.........  $ 6.32280    $ 7.59732            0
    01/01/2010 to 12/31/2010.........  $ 7.59732    $ 8.95779            0
    01/01/2011 to 04/29/2011.........  $ 8.95779    $10.03712            0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99837    $10.30137            0
    01/01/2013 to 12/31/2013.........  $10.30137    $12.00932            0
    01/01/2014 to 12/31/2014.........  $12.00932    $12.37857            0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10112    $ 5.56589            0
    01/01/2009 to 12/31/2009.........  $ 5.56589    $ 9.08604            0
    01/01/2010 to 12/31/2010.........  $ 9.08604    $10.89161            0
    01/01/2011 to 12/31/2011.........  $10.89161    $ 8.51341            0
    01/01/2012 to 12/31/2012.........  $ 8.51341    $ 9.84244            0
    01/01/2013 to 12/31/2013.........  $ 9.84244    $ 9.67074            0
    01/01/2014 to 12/31/2014.........  $ 9.67074    $ 9.03678            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.50651    $10.24080            0
    01/01/2009 to 12/31/2009.........  $10.24080    $11.06679            0
    01/01/2010 to 12/31/2010.........  $11.06679    $11.27238            0
    01/01/2011 to 12/31/2011.........  $11.27238    $11.29986            0
    01/01/2012 to 12/31/2012.........  $11.29986    $11.59769            0
    01/01/2013 to 12/31/2013.........  $11.59769    $11.12274            0
    01/01/2014 to 12/31/2014.........  $11.12274    $10.89389            0
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.86023    $10.14838        2,807
    01/01/2009 to 12/31/2009.........  $10.14838    $11.59335       21,614
    01/01/2010 to 12/31/2010.........  $11.59335    $12.24288       20,728
    01/01/2011 to 12/31/2011.........  $12.24288    $12.38430       20,728
    01/01/2012 to 12/31/2012.........  $12.38430    $13.27246       20,728
    01/01/2013 to 12/31/2013.........  $13.27246    $12.77270            0
    01/01/2014 to 12/31/2014.........  $12.77270    $13.05175            0
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.41138    $ 8.27260       43,668
    01/01/2009 to 12/31/2009.........  $ 8.27260    $ 9.73531       43,451
    01/01/2010 to 12/31/2010.........  $ 9.73531    $10.55321       21,482
    01/01/2011 to 12/31/2011.........  $10.55321    $10.44937       28,626
    01/01/2012 to 12/31/2012.........  $10.44937    $11.30668       26,053
    01/01/2013 to 12/31/2013.........  $11.30668    $12.10579       15,398
    01/01/2014 to 12/31/2014.........  $12.10579    $12.55344       23,956
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01829    $10.06512            0
    01/01/2012 to 12/31/2012.........  $10.06512    $10.56877            0
    01/01/2013 to 12/31/2013.........  $10.56877    $10.12158            0
    01/01/2014 to 12/31/2014.........  $10.12158    $10.52427            0
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.19689    $ 6.13261        8,118
    01/01/2009 to 12/31/2009.........  $ 6.13261    $ 7.57385       33,561
    01/01/2010 to 12/31/2010.........  $ 7.57385    $ 8.83745       41,788
    01/01/2011 to 12/31/2011.........  $ 8.83745    $ 8.12580       19,244
    01/01/2012 to 12/31/2012.........  $ 8.12580    $ 8.99525       23,944
    01/01/2013 to 12/31/2013.........  $ 8.99525    $10.32007       18,778
    01/01/2014 to 12/31/2014.........  $10.32007    $11.04793       19,231
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.29071    $ 5.84939            0
    01/01/2009 to 12/31/2009.........  $ 5.84939    $ 6.98586            0
    01/01/2010 to 12/31/2010.........  $ 6.98586    $ 7.87945            0
    01/01/2011 to 12/31/2011.........  $ 7.87945    $ 7.99204            0
    01/01/2012 to 12/31/2012.........  $ 7.99204    $ 9.30824            0
    01/01/2013 to 12/31/2013.........  $ 9.30824    $12.08471            0
    01/01/2014 to 12/31/2014.........  $12.08471    $13.88676            0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99837    $ 8.88085            0
    01/01/2012 to 12/31/2012.........  $ 8.88085    $ 9.85166            0
    01/01/2013 to 12/31/2013.........  $ 9.85166    $11.82148            0
    01/01/2014 to 12/31/2014.........  $11.82148    $12.34269            0
 AST RCM WORLD TRENDS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08101    $ 7.33097       28,762
    01/01/2009 to 12/31/2009.........  $ 7.33097    $ 8.86793       29,625
    01/01/2010 to 12/31/2010.........  $ 8.86793    $ 9.72995       29,810
    01/01/2011 to 12/31/2011.........  $ 9.72995    $ 9.36585       29,036
    01/01/2012 to 12/31/2012.........  $ 9.36585    $10.12571       27,448
    01/01/2013 to 12/31/2013.........  $10.12571    $11.16163       27,449
    01/01/2014 to 12/31/2014.........  $11.16163    $11.50482       27,449

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09919    $ 6.68338            0
    01/01/2009 to 12/31/2009.........  $ 6.68338    $ 8.31141            0
    01/01/2010 to 12/31/2010.........  $ 8.31141    $ 9.31690            0
    01/01/2011 to 12/31/2011.........  $ 9.31690    $ 8.91610            0
    01/01/2012 to 12/31/2012.........  $ 8.91610    $10.13078            0
    01/01/2013 to 12/31/2013.........  $10.13078    $11.72558            0
    01/01/2014 to 12/31/2014.........  $11.72558    $12.11984            0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.14713    $ 7.12072        5,321
    01/01/2009 to 12/31/2009.........  $ 7.12072    $ 8.89454        7,095
    01/01/2010 to 12/31/2010.........  $ 8.89454    $ 9.75005        7,148
    01/01/2011 to 12/31/2011.........  $ 9.75005    $ 9.23576        5,301
    01/01/2012 to 12/31/2012.........  $ 9.23576    $10.06253        6,173
    01/01/2013 to 12/31/2013.........  $10.06253    $11.28552        5,932
    01/01/2014 to 12/31/2014.........  $11.28552    $11.39987        5,575
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.15217    $ 5.59124            0
    01/01/2009 to 12/31/2009.........  $ 5.59124    $ 7.27185            0
    01/01/2010 to 12/31/2010.........  $ 7.27185    $ 9.44933            0
    01/01/2011 to 12/31/2011.........  $ 9.44933    $ 8.04934            0
    01/01/2012 to 12/31/2012.........  $ 8.04934    $ 9.47502            0
    01/01/2013 to 12/31/2013.........  $ 9.47502    $13.08006            0
    01/01/2014 to 12/31/2014.........  $13.08006    $13.45671            0
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.46336    $ 6.28194            0
    01/01/2009 to 12/31/2009.........  $ 6.28194    $ 8.24680            0
    01/01/2010 to 12/31/2010.........  $ 8.24680    $11.02938            0
    01/01/2011 to 12/31/2011.........  $11.02938    $10.70717            0
    01/01/2012 to 12/31/2012.........  $10.70717    $11.77465            0
    01/01/2013 to 12/31/2013.........  $11.77465    $15.60372            0
    01/01/2014 to 12/31/2014.........  $15.60372    $15.88155            0
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.34639    $ 6.50560        1,503
    01/01/2009 to 12/31/2009.........  $ 6.50560    $ 8.09990            0
    01/01/2010 to 12/31/2010.........  $ 8.09990    $10.00506            0
    01/01/2011 to 12/31/2011.........  $10.00506    $ 9.22265            0
    01/01/2012 to 12/31/2012.........  $ 9.22265    $10.68323            0
    01/01/2013 to 12/31/2013.........  $10.68323    $14.39067            0
    01/01/2014 to 12/31/2014.........  $14.39067    $14.85133            0
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.03863    $ 7.39806       27,037
    01/01/2009 to 12/31/2009.........  $ 7.39806    $ 9.00350       31,614
    01/01/2010 to 12/31/2010.........  $ 9.00350    $ 9.84496       28,629
    01/01/2011 to 12/31/2011.........  $ 9.84496    $ 9.84336       26,239
    01/01/2012 to 12/31/2012.........  $ 9.84336    $10.95219       18,559
    01/01/2013 to 12/31/2013.........  $10.95219    $12.54465       13,876
    01/01/2014 to 12/31/2014.........  $12.54465    $13.02142       15,068
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.02155    $ 5.39723            0
    01/01/2009 to 12/31/2009.........  $ 5.39723    $ 6.55037        3,892
    01/01/2010 to 12/31/2010.........  $ 6.55037    $ 7.27236        4,259
    01/01/2011 to 12/31/2011.........  $ 7.27236    $ 7.01293        4,259
    01/01/2012 to 12/31/2012.........  $ 7.01293    $ 8.06098        4,259
    01/01/2013 to 12/31/2013.........  $ 8.06098    $10.24872        4,259
    01/01/2014 to 12/31/2014.........  $10.24872    $10.79774        4,259

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.61495    $ 5.86411           0
    01/01/2009 to 12/31/2009.........  $ 5.86411    $ 8.81748           0
    01/01/2010 to 12/31/2010.........  $ 8.81748    $10.01116           0
    01/01/2011 to 12/31/2011.........  $10.01116    $ 9.64854           0
    01/01/2012 to 12/31/2012.........  $ 9.64854    $11.12194           0
    01/01/2013 to 12/31/2013.........  $11.12194    $15.70416           0
    01/01/2014 to 12/31/2014.........  $15.70416    $16.68057           0
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2008* to 12/31/2008........  $12.03339    $ 5.69990           0
    01/01/2009 to 12/31/2009.........  $ 5.69990    $ 8.34555           0
    01/01/2010 to 12/31/2010.........  $ 8.34555    $ 9.85534           0
    01/01/2011 to 12/31/2011.........  $ 9.85534    $ 8.22064           0
    01/01/2012 to 12/31/2012.........  $ 8.22064    $ 8.35035           0
    01/01/2013 to 12/31/2013.........  $ 8.35035    $ 9.44552           0
    01/01/2014 to 12/31/2014.........  $ 9.44552    $ 8.48582           0
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.99567    $10.13609           0
    01/01/2009 to 12/31/2009.........  $10.13609    $11.14105           0
    01/01/2010 to 12/31/2010.........  $11.14105    $11.54964           0
    01/01/2011 to 12/31/2011.........  $11.54964    $11.79014           0
    01/01/2012 to 12/31/2012.........  $11.79014    $12.16219           0
    01/01/2013 to 12/31/2013.........  $12.16219    $11.47585           0
    01/01/2014 to 12/31/2014.........  $11.47585    $11.31317           0
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.74663    $ 5.84907           0
    01/01/2009 to 12/31/2009.........  $ 5.84907    $ 7.36456           0
    01/01/2010 to 12/31/2010.........  $ 7.36456    $ 8.27666           0
    01/01/2011 to 12/31/2011.........  $ 8.27666    $ 7.83397           0
    01/01/2012 to 12/31/2012.........  $ 7.83397    $ 8.52527           0
    01/01/2013 to 12/31/2013.........  $ 8.52527    $10.07155           0
    01/01/2014 to 12/31/2014.........  $10.07155    $10.41726           0
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.22718    $ 9.27028           0
    01/01/2009 to 12/31/2009.........  $ 9.27028    $10.14521           0
    01/01/2010 to 12/31/2010.........  $10.14521    $10.72156           0
    01/01/2011 to 12/31/2011.........  $10.72156    $11.14467           0
    01/01/2012 to 12/31/2012.........  $11.14467    $11.78346           0
    01/01/2013 to 12/31/2013.........  $11.78346    $11.37965           0
    01/01/2014 to 12/31/2014.........  $11.37965    $11.95917           0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07802    $ 6.62866       4,343
    01/01/2009 to 12/31/2009.........  $ 6.62866    $ 8.45227       5,708
    01/01/2010 to 12/31/2010.........  $ 8.45227    $ 9.13481       5,179
    01/01/2011 to 12/31/2011.........  $ 9.13481    $ 8.80608       4,303
    01/01/2012 to 09/21/2012.........  $ 8.80608    $ 9.84281           0

* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

     ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY AND COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT OR HIGHEST DAILY VALUE DEATH
      BENEFIT (2.25%) OR TRUEACCUMULATION HD 60 BPS AND COMBO DB (2.25%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09259    $10.40836       35,752
    01/01/2008 to 12/31/2008.........  $10.40836    $ 6.93900      105,752
    01/01/2009 to 12/31/2009.........  $ 6.93900    $ 8.43907      103,608
    01/01/2010 to 12/31/2010.........  $ 8.43907    $ 9.24057      101,061
    01/01/2011 to 12/31/2011.........  $ 9.24057    $ 8.79690       97,977
    01/01/2012 to 12/31/2012.........  $ 8.79690    $ 9.68389       94,375
    01/01/2013 to 12/31/2013.........  $ 9.68389    $10.41517       92,720
    01/01/2014 to 12/31/2014.........  $10.41517    $10.57455       89,680
 AST ADVANCED STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.11424    $10.45911        4,361
    01/01/2008 to 12/31/2008.........  $10.45911    $ 7.18015        4,026
    01/01/2009 to 12/31/2009.........  $ 7.18015    $ 8.86174        4,268
    01/01/2010 to 12/31/2010.........  $ 8.86174    $ 9.85443        4,407
    01/01/2011 to 12/31/2011.........  $ 9.85443    $ 9.64842        3,861
    01/01/2012 to 12/31/2012.........  $ 9.64842    $10.72340        3,994
    01/01/2013 to 12/31/2013.........  $10.72340    $12.22345        4,293
    01/01/2014 to 12/31/2014.........  $12.22345    $12.68426        4,231
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.06566    $ 9.53605            0
    01/01/2008 to 12/31/2008.........  $ 9.53605    $ 6.08557            0
    01/01/2009 to 12/31/2009.........  $ 6.08557    $ 7.00925            0
    01/01/2010 to 12/31/2010.........  $ 7.00925    $ 7.80396            0
    01/01/2011 to 12/31/2011.........  $ 7.80396    $ 7.90470            0
    01/01/2012 to 05/04/2012.........  $ 7.90470    $ 8.57225            0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07636    $10.41889            0
    01/01/2008 to 12/31/2008.........  $10.41889    $ 7.26485        6,336
    01/01/2009 to 12/31/2009.........  $ 7.26485    $ 8.76001        5,968
    01/01/2010 to 12/31/2010.........  $ 8.76001    $ 9.62204        5,653
    01/01/2011 to 12/31/2011.........  $ 9.62204    $ 9.29593        5,360
    01/01/2012 to 12/31/2012.........  $ 9.29593    $10.22495            0
    01/01/2013 to 12/31/2013.........  $10.22495    $11.76438            0
    01/01/2014 to 12/31/2014.........  $11.76438    $12.25547            0
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99817    $ 9.13225            0
    01/01/2012 to 12/31/2012.........  $ 9.13225    $ 9.99312            0
    01/01/2013 to 12/31/2013.........  $ 9.99312    $10.83368            0
    01/01/2014 to 12/31/2014.........  $10.83368    $11.11363            0
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99817    $10.45989            0
    01/01/2014 to 12/31/2014.........  $10.45989    $10.59537            0
 AST BOND PORTFOLIO 2016
    05/01/2009* to 12/31/2009........  $ 9.93817    $ 9.60029            0
    01/01/2010 to 12/31/2010.........  $ 9.60029    $10.38175            0
    01/01/2011 to 12/31/2011.........  $10.38175    $11.13198            0
    01/01/2012 to 12/31/2012.........  $11.13198    $11.33966            0
    01/01/2013 to 12/31/2013.........  $11.33966    $11.01331            0
    01/01/2014 to 12/31/2014.........  $11.01331    $10.82045            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2018
    05/01/2009* to 12/31/2009........  $ 9.92260    $ 9.66602            0
    01/01/2010 to 12/31/2010.........  $ 9.66602    $10.51037            0
    01/01/2011 to 12/31/2011.........  $10.51037    $11.67502            0
    01/01/2012 to 12/31/2012.........  $11.67502    $12.07002            0
    01/01/2013 to 12/31/2013.........  $12.07002    $11.43296            0
    01/01/2014 to 12/31/2014.........  $11.43296    $11.47866            0
 AST BOND PORTFOLIO 2019
    05/01/2009* to 12/31/2009........  $ 9.90537    $ 9.56692            0
    01/01/2010 to 12/31/2010.........  $ 9.56692    $10.41909            0
    01/01/2011 to 12/31/2011.........  $10.41909    $11.81750            0
    01/01/2012 to 12/31/2012.........  $11.81750    $12.23378            0
    01/01/2013 to 12/31/2013.........  $12.23378    $11.38619            0
    01/01/2014 to 12/31/2014.........  $11.38619    $11.61012            0
 AST BOND PORTFOLIO 2020
    05/01/2009* to 12/31/2009........  $ 9.88409    $ 9.24215            0
    01/01/2010 to 12/31/2010.........  $ 9.24215    $10.10897            0
    01/01/2011 to 12/31/2011.........  $10.10897    $11.73297            0
    01/01/2012 to 12/31/2012.........  $11.73297    $12.19909            0
    01/01/2013 to 12/31/2013.........  $12.19909    $11.15288            0
    01/01/2014 to 12/31/2014.........  $11.15288    $11.57887            0
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99756    $10.96313            0
    01/01/2011 to 12/31/2011.........  $10.96313    $12.89858            0
    01/01/2012 to 12/31/2012.........  $12.89858    $13.47101            0
    01/01/2013 to 12/31/2013.........  $13.47101    $12.25190            0
    01/01/2014 to 12/31/2014.........  $12.25190    $12.90229            0
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99817    $11.97123            0
    01/01/2012 to 12/31/2012.........  $11.97123    $12.39162            0
    01/01/2013 to 12/31/2013.........  $12.39162    $10.93752            0
    01/01/2014 to 12/31/2014.........  $10.93752    $11.80557            0
 AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012........  $ 9.99756    $10.35614            0
    01/01/2013 to 12/31/2013.........  $10.35614    $ 9.09485            0
    01/01/2014 to 12/31/2014.........  $ 9.09485    $10.01687            0
 AST BOND PORTFOLIO 2024
    01/02/2013* to 12/31/2013........  $ 9.99878    $ 8.71352            0
    01/01/2014 to 12/31/2014.........  $ 8.71352    $ 9.76502            0
 AST BOND PORTFOLIO 2025
    01/02/2014* to 12/31/2014........  $ 9.99878    $11.25653            0
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14494    $10.29276            0
    01/01/2010 to 12/31/2010.........  $10.29276    $11.44743            0
    01/01/2011 to 12/31/2011.........  $11.44743    $10.53811            0
    01/01/2012 to 12/31/2012.........  $10.53811    $11.66936            0
    01/01/2013 to 12/31/2013.........  $11.66936    $14.99914            0
    01/01/2014 to 12/31/2014.........  $14.99914    $16.17443            0
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.11572    $10.39394        2,313
    01/01/2008 to 12/31/2008.........  $10.39394    $ 6.61333       31,383
    01/01/2009 to 12/31/2009.........  $ 6.61333    $ 8.10575       29,699
    01/01/2010 to 12/31/2010.........  $ 8.10575    $ 8.98747       30,032
    01/01/2011 to 12/31/2011.........  $ 8.98747    $ 8.57641       26,340
    01/01/2012 to 12/31/2012.........  $ 8.57641    $ 9.53801       25,322
    01/01/2013 to 12/31/2013.........  $ 9.53801    $11.44349       26,277
    01/01/2014 to 12/31/2014.........  $11.44349    $11.97425       25,604

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99817    $11.60694            0
    01/01/2014 to 12/31/2014.........  $11.60694    $12.89601            0
 AST COHEN & STEERS REALTY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10546    $ 9.34498            0
    01/01/2008 to 12/31/2008.........  $ 9.34498    $ 5.93547            0
    01/01/2009 to 12/31/2009.........  $ 5.93547    $ 7.65792            0
    01/01/2010 to 12/31/2010.........  $ 7.65792    $ 9.63797            0
    01/01/2011 to 12/31/2011.........  $ 9.63797    $10.04709            0
    01/01/2012 to 12/31/2012.........  $10.04709    $11.33335            0
    01/01/2013 to 12/31/2013.........  $11.33335    $11.43079            0
    01/01/2014 to 12/31/2014.........  $11.43079    $14.63476            0
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12689    $ 8.81330            0
    01/01/2008 to 07/18/2008.........  $ 8.81330    $ 8.05024            0
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99817    $ 9.65216            0
    01/01/2014 to 12/31/2014.........  $ 9.65216    $ 9.92106            0
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08842    $10.40308       36,393
    01/01/2008 to 12/31/2008.........  $10.40308    $ 6.66519       48,519
    01/01/2009 to 12/31/2009.........  $ 6.66519    $ 8.07303       36,333
    01/01/2010 to 12/31/2010.........  $ 8.07303    $ 9.02920       35,724
    01/01/2011 to 12/31/2011.........  $ 9.02920    $ 8.69762       35,387
    01/01/2012 to 12/31/2012.........  $ 8.69762    $ 9.41022       34,147
    01/01/2013 to 12/31/2013.........  $ 9.41022    $10.56122       34,394
    01/01/2014 to 12/31/2014.........  $10.56122    $10.65404        4,824
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10345    $ 7.47848            0
    01/01/2009 to 12/31/2009.........  $ 7.47848    $ 8.86641            0
    01/01/2010 to 12/31/2010.........  $ 8.86641    $ 9.82645            0
    01/01/2011 to 12/31/2011.........  $ 9.82645    $ 9.37271            0
    01/01/2012 to 12/31/2012.........  $ 9.37271    $10.41563            0
    01/01/2013 to 12/31/2013.........  $10.41563    $12.14429            0
    01/01/2014 to 12/31/2014.........  $12.14429    $12.55586            0
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99818    $ 7.45395            0
    01/01/2009 to 11/13/2009.........  $ 7.45395    $ 8.29610            0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99817    $10.70716        6,403
    01/01/2013 to 12/31/2013.........  $10.70716    $13.03378        7,593
    01/01/2014 to 12/31/2014.........  $13.03378    $13.15153        8,413
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99817    $10.77509            0
    01/01/2014 to 12/31/2014.........  $10.77509    $10.80728            0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17485    $ 6.09787            0
    01/01/2009 to 12/31/2009.........  $ 6.09787    $ 8.05662            0
    01/01/2010 to 12/31/2010.........  $ 8.05662    $ 9.47077            0
    01/01/2011 to 12/31/2011.........  $ 9.47077    $ 8.79564            0
    01/01/2012 to 12/31/2012.........  $ 8.79564    $10.90705            0
    01/01/2013 to 12/31/2013.........  $10.90705    $11.13034            0
    01/01/2014 to 12/31/2014.........  $11.13034    $12.40059            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.13366    $10.38560         0
    01/01/2008 to 12/31/2008.........  $10.38560    $ 6.06661         0
    01/01/2009 to 12/31/2009.........  $ 6.06661    $ 8.86369         0
    01/01/2010 to 12/31/2010.........  $ 8.86369    $ 9.56020         0
    01/01/2011 to 12/31/2011.........  $ 9.56020    $ 8.97984         0
    01/01/2012 to 12/31/2012.........  $ 8.97984    $10.51733         0
    01/01/2013 to 12/31/2013.........  $10.51733    $13.34447         0
    01/01/2014 to 02/07/2014.........  $13.34447    $13.12016         0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07317    $10.18268         0
    01/01/2008 to 12/31/2008.........  $10.18268    $ 5.90611         0
    01/01/2009 to 12/31/2009.........  $ 5.90611    $ 6.88429         0
    01/01/2010 to 12/31/2010.........  $ 6.88429    $ 7.60027         0
    01/01/2011 to 12/31/2011.........  $ 7.60027    $ 7.02277         0
    01/01/2012 to 12/31/2012.........  $ 7.02277    $ 8.21850         0
    01/01/2013 to 12/31/2013.........  $ 8.21850    $10.73345         0
    01/01/2014 to 12/31/2014.........  $10.73345    $11.87536         0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12362    $10.40181         0
    01/01/2008 to 12/31/2008.........  $10.40181    $ 6.02276         0
    01/01/2009 to 12/31/2009.........  $ 6.02276    $ 9.25287         0
    01/01/2010 to 12/31/2010.........  $ 9.25287    $10.84297         0
    01/01/2011 to 12/31/2011.........  $10.84297    $10.28861         0
    01/01/2012 to 12/31/2012.........  $10.28861    $12.03503         0
    01/01/2013 to 12/31/2013.........  $12.03503    $15.55881         0
    01/01/2014 to 12/31/2014.........  $15.55881    $16.97002         0
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08912    $ 7.58712         0
    01/01/2009 to 12/31/2009.........  $ 7.58712    $ 9.15495         0
    01/01/2010 to 12/31/2010.........  $ 9.15495    $ 9.99172         0
    01/01/2011 to 12/31/2011.........  $ 9.99172    $ 9.72241         0
    01/01/2012 to 12/31/2012.........  $ 9.72241    $10.47090         0
    01/01/2013 to 12/31/2013.........  $10.47090    $11.24583         0
    01/01/2014 to 12/31/2014.........  $11.24583    $11.44247         0
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03306    $ 7.61996         0
    01/01/2009 to 12/31/2009.........  $ 7.61996    $ 9.45270         0
    01/01/2010 to 12/31/2010.........  $ 9.45270    $11.71899         0
    01/01/2011 to 12/31/2011.........  $11.71899    $11.61038         0
    01/01/2012 to 12/31/2012.........  $11.61038    $13.13563         0
    01/01/2013 to 12/31/2013.........  $13.13563    $17.83218         0
    01/01/2014 to 12/31/2014.........  $17.83218    $18.69447         0
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07742    $ 9.79053         0
    01/01/2008 to 12/31/2008.........  $ 9.79053    $ 6.00324         0
    01/01/2009 to 12/31/2009.........  $ 6.00324    $ 6.94298         0
    01/01/2010 to 12/31/2010.........  $ 6.94298    $ 7.63496         0
    01/01/2011 to 12/31/2011.........  $ 7.63496    $ 7.43019         0
    01/01/2012 to 12/31/2012.........  $ 7.43019    $ 8.23998         0
    01/01/2013 to 12/31/2013.........  $ 8.23998    $10.84901         0
    01/01/2014 to 12/31/2014.........  $10.84901    $10.77526         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HIGH YIELD PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.01047    $10.50020            0
    01/01/2008 to 12/31/2008.........  $10.50020    $ 7.64586            0
    01/01/2009 to 12/31/2009.........  $ 7.64586    $10.13591            0
    01/01/2010 to 12/31/2010.........  $10.13591    $11.25074            0
    01/01/2011 to 12/31/2011.........  $11.25074    $11.35230            0
    01/01/2012 to 12/31/2012.........  $11.35230    $12.64204            0
    01/01/2013 to 12/31/2013.........  $12.64204    $13.25122            0
    01/01/2014 to 12/31/2014.........  $13.25122    $13.29064            0
 AST INTERNATIONAL GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.24152    $11.04445            0
    01/01/2008 to 12/31/2008.........  $11.04445    $ 5.37533            0
    01/01/2009 to 12/31/2009.........  $ 5.37533    $ 7.11204            0
    01/01/2010 to 12/31/2010.........  $ 7.11204    $ 7.96369            0
    01/01/2011 to 12/31/2011.........  $ 7.96369    $ 6.78190            0
    01/01/2012 to 12/31/2012.........  $ 6.78190    $ 7.98291            0
    01/01/2013 to 12/31/2013.........  $ 7.98291    $ 9.29481            0
    01/01/2014 to 12/31/2014.........  $ 9.29481    $ 8.58780            0
 AST INTERNATIONAL VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.18829    $10.44818            0
    01/01/2008 to 12/31/2008.........  $10.44818    $ 5.72167            0
    01/01/2009 to 12/31/2009.........  $ 5.72167    $ 7.30212            0
    01/01/2010 to 12/31/2010.........  $ 7.30212    $ 7.93270            0
    01/01/2011 to 12/31/2011.........  $ 7.93270    $ 6.78440            0
    01/01/2012 to 12/31/2012.........  $ 6.78440    $ 7.74111            0
    01/01/2013 to 12/31/2013.........  $ 7.74111    $ 9.04438            0
    01/01/2014 to 12/31/2014.........  $ 9.04438    $ 8.25210            0
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11164    $ 7.11280            0
    01/01/2009 to 12/31/2009.........  $ 7.11280    $ 8.81105            0
    01/01/2010 to 12/31/2010.........  $ 8.81105    $ 9.80753            0
    01/01/2011 to 12/31/2011.........  $ 9.80753    $ 9.53709            0
    01/01/2012 to 12/31/2012.........  $ 9.53709    $10.59352            0
    01/01/2013 to 12/31/2013.........  $10.59352    $12.04688            0
    01/01/2014 to 12/31/2014.........  $12.04688    $12.53123            0
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.18169    $10.31917            0
    01/01/2008 to 12/31/2008.........  $10.31917    $ 5.91568            0
    01/01/2009 to 12/31/2009.........  $ 5.91568    $ 7.86117            0
    01/01/2010 to 12/31/2010.........  $ 7.86117    $ 8.23915            0
    01/01/2011 to 12/31/2011.........  $ 8.23915    $ 7.32044            0
    01/01/2012 to 12/31/2012.........  $ 7.32044    $ 8.72738            0
    01/01/2013 to 12/31/2013.........  $ 8.72738    $ 9.84617            0
    01/01/2014 to 12/31/2014.........  $ 9.84617    $ 9.01626            0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08268    $ 9.67051        1,198
    01/01/2008 to 12/31/2008.........  $ 9.67051    $ 7.79152       15,325
    01/01/2009 to 12/31/2009.........  $ 7.79152    $ 9.29772       29,382
    01/01/2010 to 12/31/2010.........  $ 9.29772    $ 9.75836       29,316
    01/01/2011 to 12/31/2011.........  $ 9.75836    $ 9.56595       22,336
    01/01/2012 to 12/31/2012.........  $ 9.56595    $10.35760       25,063
    01/01/2013 to 12/31/2013.........  $10.35760    $11.24695       30,640
    01/01/2014 to 12/31/2014.........  $11.24695    $11.59835       33,438

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08356    $10.28296         0
    01/01/2010 to 12/31/2010.........  $10.28296    $11.19445         0
    01/01/2011 to 12/31/2011.........  $11.19445    $11.02056         0
    01/01/2012 to 12/31/2012.........  $11.02056    $12.41412         0
    01/01/2013 to 12/31/2013.........  $12.41412    $16.57128         0
    01/01/2014 to 12/31/2014.........  $16.57128    $17.74632         0
 AST LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09172    $ 9.53794         0
    01/01/2008 to 12/31/2008.........  $ 9.53794    $ 5.45762         0
    01/01/2009 to 12/31/2009.........  $ 5.45762    $ 6.37465         0
    01/01/2010 to 12/31/2010.........  $ 6.37465    $ 7.05469         0
    01/01/2011 to 12/31/2011.........  $ 7.05469    $ 6.61075         0
    01/01/2012 to 12/31/2012.........  $ 6.61075    $ 7.55656         0
    01/01/2013 to 12/31/2013.........  $ 7.55656    $10.33585         0
    01/01/2014 to 12/31/2014.........  $10.33585    $11.49767         0
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.13268    $10.80077         0
    01/01/2008 to 12/31/2008.........  $10.80077    $ 5.95100         0
    01/01/2009 to 12/31/2009.........  $ 5.95100    $ 7.55184         0
    01/01/2010 to 12/31/2010.........  $ 7.55184    $ 8.84435         0
    01/01/2011 to 12/31/2011.........  $ 8.84435    $ 8.57068         0
    01/01/2012 to 12/31/2012.........  $ 8.57068    $ 9.40965         0
    01/01/2013 to 12/31/2013.........  $ 9.40965    $12.57148         0
    01/01/2014 to 12/31/2014.........  $12.57148    $13.59643         0
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.00663    $10.37439         0
    01/01/2008 to 12/31/2008.........  $10.37439    $ 7.78667         0
    01/01/2009 to 12/31/2009.........  $ 7.78667    $10.25013         0
    01/01/2010 to 12/31/2010.........  $10.25013    $11.36902         0
    01/01/2011 to 12/31/2011.........  $11.36902    $12.24988         0
    01/01/2012 to 12/31/2012.........  $12.24988    $12.68991         0
    01/01/2013 to 12/31/2013.........  $12.68991    $12.16203         0
    01/01/2014 to 12/31/2014.........  $12.16203    $12.65397         0
 AST MFS GLOBAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.15607    $10.40826         0
    01/01/2008 to 12/31/2008.........  $10.40826    $ 6.71901         0
    01/01/2009 to 12/31/2009.........  $ 6.71901    $ 8.64125         0
    01/01/2010 to 12/31/2010.........  $ 8.64125    $ 9.46896         0
    01/01/2011 to 12/31/2011.........  $ 9.46896    $ 8.97047         0
    01/01/2012 to 12/31/2012.........  $ 8.97047    $10.79709         0
    01/01/2013 to 12/31/2013.........  $10.79709    $13.47721         0
    01/01/2014 to 12/31/2014.........  $13.47721    $13.65870         0
 AST MFS GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10817    $10.74006         0
    01/01/2008 to 12/31/2008.........  $10.74006    $ 6.69032         0
    01/01/2009 to 12/31/2009.........  $ 6.69032    $ 8.13318         0
    01/01/2010 to 12/31/2010.........  $ 8.13318    $ 8.97093         0
    01/01/2011 to 12/31/2011.........  $ 8.97093    $ 8.72140         0
    01/01/2012 to 12/31/2012.........  $ 8.72140    $ 9.98605         0
    01/01/2013 to 12/31/2013.........  $ 9.98605    $13.35087         0
    01/01/2014 to 12/31/2014.........  $13.35087    $14.19391         0
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99817    $10.17546         0
    01/01/2013 to 12/31/2013.........  $10.17546    $13.38494         0
    01/01/2014 to 12/31/2014.........  $13.38494    $14.42752         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07716    $ 9.72712         0
    01/01/2008 to 12/31/2008.........  $ 9.72712    $ 5.88593         0
    01/01/2009 to 12/31/2009.........  $ 5.88593    $ 7.99459         0
    01/01/2010 to 12/31/2010.........  $ 7.99459    $ 9.66434         0
    01/01/2011 to 12/31/2011.........  $ 9.66434    $ 9.12547         0
    01/01/2012 to 12/31/2012.........  $ 9.12547    $10.56706         0
    01/01/2013 to 12/31/2013.........  $10.56706    $13.68424         0
    01/01/2014 to 12/31/2014.........  $13.68424    $15.38597         0
 AST MONEY MARKET PORTFOLIO
    07/30/2007* to 12/31/2007........  $ 9.99949    $10.10594         0
    01/01/2008 to 12/31/2008.........  $10.10594    $10.13142         0
    01/01/2009 to 12/31/2009.........  $10.13142    $ 9.93250         0
    01/01/2010 to 12/31/2010.........  $ 9.93250    $ 9.71606         0
    01/01/2011 to 12/31/2011.........  $ 9.71606    $ 9.50427         0
    01/01/2012 to 12/31/2012.........  $ 9.50427    $ 9.29512         0
    01/01/2013 to 12/31/2013.........  $ 9.29512    $ 9.09014         0
    01/01/2014 to 12/31/2014.........  $ 9.09014    $ 8.88992         0
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10429    $10.00185         0
    01/01/2008 to 12/31/2008.........  $10.00185    $ 5.64787         0
    01/01/2009 to 12/31/2009.........  $ 5.64787    $ 7.76834         0
    01/01/2010 to 12/31/2010.........  $ 7.76834    $ 9.37771         0
    01/01/2011 to 12/31/2011.........  $ 9.37771    $ 8.94345         0
    01/01/2012 to 12/31/2012.........  $ 8.94345    $10.24423         0
    01/01/2013 to 12/31/2013.........  $10.24423    $14.22720         0
    01/01/2014 to 12/31/2014.........  $14.22720    $15.89644         0
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02808    $10.06094         0
    01/01/2012 to 12/31/2012.........  $10.06094    $10.31832         0
    01/01/2013 to 12/31/2013.........  $10.31832    $ 9.80501         0
    01/01/2014 to 12/31/2014.........  $ 9.80501    $10.08288         0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.15795    $10.47719         0
    01/01/2008 to 12/31/2008.........  $10.47719    $ 5.82159         0
    01/01/2009 to 12/31/2009.........  $ 5.82159    $ 7.38931         0
    01/01/2010 to 12/31/2010.........  $ 7.38931    $ 9.29890         0
    01/01/2011 to 12/31/2011.........  $ 9.29890    $ 9.24765         0
    01/01/2012 to 12/31/2012.........  $ 9.24765    $10.16338         0
    01/01/2013 to 12/31/2013.........  $10.16338    $13.18089         0
    01/01/2014 to 12/31/2014.........  $13.18089    $13.91384         0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.05097    $11.21223         0
    01/01/2008 to 12/31/2008.........  $11.21223    $ 6.30059         0
    01/01/2009 to 12/31/2009.........  $ 6.30059    $ 7.55208         0
    01/01/2010 to 12/31/2010.........  $ 7.55208    $ 8.88250         0
    01/01/2011 to 04/29/2011.........  $ 8.88250    $ 9.94479         0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99817    $10.28427         0
    01/01/2013 to 12/31/2013.........  $10.28427    $11.96007         0
    01/01/2014 to 12/31/2014.........  $11.96007    $12.29764         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10092    $ 5.55968           0
    01/01/2009 to 12/31/2009.........  $ 5.55968    $ 9.05371           0
    01/01/2010 to 12/31/2010.........  $ 9.05371    $10.82608           0
    01/01/2011 to 12/31/2011.........  $10.82608    $ 8.44144           0
    01/01/2012 to 12/31/2012.........  $ 8.44144    $ 9.73520           0
    01/01/2013 to 12/31/2013.........  $ 9.73520    $ 9.54191           0
    01/01/2014 to 12/31/2014.........  $ 9.54191    $ 8.89465           0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $ 9.99817    $10.31976           0
    01/01/2008 to 12/31/2008.........  $10.31976    $10.20502           0
    01/01/2009 to 12/31/2009.........  $10.20502    $11.00111           0
    01/01/2010 to 12/31/2010.........  $11.00111    $11.17807           0
    01/01/2011 to 12/31/2011.........  $11.17807    $11.17792           0
    01/01/2012 to 12/31/2012.........  $11.17792    $11.44441           0
    01/01/2013 to 12/31/2013.........  $11.44441    $10.94881           0
    01/01/2014 to 12/31/2014.........  $10.94881    $10.69701           0
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $ 9.98954    $10.57963           0
    01/01/2008 to 12/31/2008.........  $10.57963    $10.11299           0
    01/01/2009 to 12/31/2009.........  $10.11299    $11.52465           0
    01/01/2010 to 12/31/2010.........  $11.52465    $12.14060           0
    01/01/2011 to 12/31/2011.........  $12.14060    $12.25092           0
    01/01/2012 to 12/31/2012.........  $12.25092    $13.09743           0
    01/01/2013 to 12/31/2013.........  $13.09743    $12.57340           0
    01/01/2014 to 12/31/2014.........  $12.57340    $12.81660           0
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.05193    $10.46930           0
    01/01/2008 to 12/31/2008.........  $10.46930    $ 8.24363       7,614
    01/01/2009 to 12/31/2009.........  $ 8.24363    $ 9.67745       7,605
    01/01/2010 to 12/31/2010.........  $ 9.67745    $10.46483       7,598
    01/01/2011 to 12/31/2011.........  $10.46483    $10.33653       7,591
    01/01/2012 to 12/31/2012.........  $10.33653    $11.15714       6,122
    01/01/2013 to 12/31/2013.........  $11.15714    $11.91643       6,119
    01/01/2014 to 12/31/2014.........  $11.91643    $12.32685       6,116
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01809    $10.06081           0
    01/01/2012 to 12/31/2012.........  $10.06081    $10.53829           0
    01/01/2013 to 12/31/2013.........  $10.53829    $10.06769           0
    01/01/2014 to 12/31/2014.........  $10.06769    $10.44256           0
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12407    $10.53944       3,839
    01/01/2008 to 12/31/2008.........  $10.53944    $ 6.11107       7,192
    01/01/2009 to 12/31/2009.........  $ 6.11107    $ 7.52883       7,929
    01/01/2010 to 12/31/2010.........  $ 7.52883    $ 8.76348       4,225
    01/01/2011 to 12/31/2011.........  $ 8.76348    $ 8.03805       4,222
    01/01/2012 to 12/31/2012.........  $ 8.03805    $ 8.87626       4,220
    01/01/2013 to 12/31/2013.........  $ 8.87626    $10.15860       4,217
    01/01/2014 to 12/31/2014.........  $10.15860    $10.84847       4,215
 AST QMA US EQUITY ALPHA PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08286    $ 9.72566           0
    01/01/2008 to 12/31/2008.........  $ 9.72566    $ 5.82874           0
    01/01/2009 to 12/31/2009.........  $ 5.82874    $ 6.94419           0
    01/01/2010 to 12/31/2010.........  $ 6.94419    $ 7.81316           0
    01/01/2011 to 12/31/2011.........  $ 7.81316    $ 7.90544           0
    01/01/2012 to 12/31/2012.........  $ 7.90544    $ 9.18480           0
    01/01/2013 to 12/31/2013.........  $ 9.18480    $11.89535           0
    01/01/2014 to 12/31/2014.........  $11.89535    $13.63571           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99817    $ 8.86623         0
    01/01/2012 to 12/31/2012.........  $ 8.86623    $ 9.81140         0
    01/01/2013 to 12/31/2013.........  $ 9.81140    $11.74435         0
    01/01/2014 to 12/31/2014.........  $11.74435    $12.23225         0
 AST RCM WORLD TRENDS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08094    $ 7.31892         0
    01/01/2009 to 12/31/2009.........  $ 7.31892    $ 8.83168         0
    01/01/2010 to 12/31/2010.........  $ 8.83168    $ 9.66656         0
    01/01/2011 to 12/31/2011.........  $ 9.66656    $ 9.28221         0
    01/01/2012 to 12/31/2012.........  $ 9.28221    $10.01073         0
    01/01/2013 to 12/31/2013.........  $10.01073    $11.00797         0
    01/01/2014 to 12/31/2014.........  $11.00797    $11.31869         0
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09912    $ 6.67241         0
    01/01/2009 to 12/31/2009.........  $ 6.67241    $ 8.27737         0
    01/01/2010 to 12/31/2010.........  $ 8.27737    $ 9.25612         0
    01/01/2011 to 12/31/2011.........  $ 9.25612    $ 8.83628         0
    01/01/2012 to 12/31/2012.........  $ 8.83628    $10.01554         0
    01/01/2013 to 12/31/2013.........  $10.01554    $11.56382         0
    01/01/2014 to 12/31/2014.........  $11.56382    $11.92336         0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08161    $10.39352         0
    01/01/2008 to 12/31/2008.........  $10.39352    $ 7.09576         0
    01/01/2009 to 12/31/2009.........  $ 7.09576    $ 8.84173         0
    01/01/2010 to 12/31/2010.........  $ 8.84173    $ 9.66838         0
    01/01/2011 to 12/31/2011.........  $ 9.66838    $ 9.13597         0
    01/01/2012 to 12/31/2012.........  $ 9.13597    $ 9.92933         0
    01/01/2013 to 12/31/2013.........  $ 9.92933    $11.10888         0
    01/01/2014 to 12/31/2014.........  $11.10888    $11.19393         0
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09479    $10.19042         0
    01/01/2008 to 12/31/2008.........  $10.19042    $ 5.57163         0
    01/01/2009 to 12/31/2009.........  $ 5.57163    $ 7.22865         0
    01/01/2010 to 12/31/2010.........  $ 7.22865    $ 9.37021         0
    01/01/2011 to 12/31/2011.........  $ 9.37021    $ 7.96243         0
    01/01/2012 to 12/31/2012.........  $ 7.96243    $ 9.34974         0
    01/01/2013 to 12/31/2013.........  $ 9.34974    $12.87543         0
    01/01/2014 to 12/31/2014.........  $12.87543    $13.21385         0
 AST SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09627    $ 9.84748         0
    01/01/2008 to 12/31/2008.........  $ 9.84748    $ 6.25989         0
    01/01/2009 to 12/31/2009.........  $ 6.25989    $ 8.19774         0
    01/01/2010 to 12/31/2010.........  $ 8.19774    $10.93692         0
    01/01/2011 to 12/31/2011.........  $10.93692    $10.59155         0
    01/01/2012 to 12/31/2012.........  $10.59155    $11.61894         0
    01/01/2013 to 12/31/2013.........  $11.61894    $15.35977         0
    01/01/2014 to 12/31/2014.........  $15.35977    $15.59493         0
 AST SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09240    $ 9.43184         0
    01/01/2008 to 12/31/2008.........  $ 9.43184    $ 6.48284         0
    01/01/2009 to 12/31/2009.........  $ 6.48284    $ 8.05172         0
    01/01/2010 to 12/31/2010.........  $ 8.05172    $ 9.92121         0
    01/01/2011 to 12/31/2011.........  $ 9.92121    $ 9.12303         0
    01/01/2012 to 12/31/2012.........  $ 9.12303    $10.54186         0
    01/01/2013 to 12/31/2013.........  $10.54186    $14.16562         0
    01/01/2014 to 12/31/2014.........  $14.16562    $14.58335         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.06940    $10.17909       15,839
    01/01/2008 to 12/31/2008.........  $10.17909    $ 7.37218       17,054
    01/01/2009 to 12/31/2009.........  $ 7.37218    $ 8.95004       21,617
    01/01/2010 to 12/31/2010.........  $ 8.95004    $ 9.76253       24,155
    01/01/2011 to 12/31/2011.........  $ 9.76253    $ 9.73710       21,612
    01/01/2012 to 12/31/2012.........  $ 9.73710    $10.80731        8,819
    01/01/2013 to 12/31/2013.........  $10.80731    $12.34832        8,316
    01/01/2014 to 12/31/2014.........  $12.34832    $12.78626        6,803
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09050    $ 9.46330            0
    01/01/2008 to 12/31/2008.........  $ 9.46330    $ 5.37837            0
    01/01/2009 to 12/31/2009.........  $ 5.37837    $ 6.51148            0
    01/01/2010 to 12/31/2010.........  $ 6.51148    $ 7.21138            0
    01/01/2011 to 12/31/2011.........  $ 7.21138    $ 6.93698            0
    01/01/2012 to 12/31/2012.........  $ 6.93698    $ 7.95422            0
    01/01/2013 to 12/31/2013.........  $ 7.95422    $10.08814            0
    01/01/2014 to 12/31/2014.........  $10.08814    $10.60262            0
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.14498    $10.05385            0
    01/01/2008 to 12/31/2008.........  $10.05385    $ 5.84358            0
    01/01/2009 to 12/31/2009.........  $ 5.84358    $ 8.76503            0
    01/01/2010 to 12/31/2010.........  $ 8.76503    $ 9.92720            0
    01/01/2011 to 12/31/2011.........  $ 9.92720    $ 9.54415            0
    01/01/2012 to 12/31/2012.........  $ 9.54415    $10.97465            0
    01/01/2013 to 12/31/2013.........  $10.97465    $15.45825            0
    01/01/2014 to 12/31/2014.........  $15.45825    $16.37927            0
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.17994    $11.61278            0
    01/01/2008 to 12/31/2008.........  $11.61278    $ 5.67991            0
    01/01/2009 to 12/31/2009.........  $ 5.67991    $ 8.29598            0
    01/01/2010 to 12/31/2010.........  $ 8.29598    $ 9.77266            0
    01/01/2011 to 12/31/2011.........  $ 9.77266    $ 8.13173            0
    01/01/2012 to 12/31/2012.........  $ 8.13173    $ 8.23989            0
    01/01/2013 to 12/31/2013.........  $ 8.23989    $ 9.29767            0
    01/01/2014 to 12/31/2014.........  $ 9.29767    $ 8.33248            0
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.00660    $10.58572            0
    01/01/2008 to 12/31/2008.........  $10.58572    $10.10058            0
    01/01/2009 to 12/31/2009.........  $10.10058    $11.07476            0
    01/01/2010 to 12/31/2010.........  $11.07476    $11.45282            0
    01/01/2011 to 12/31/2011.........  $11.45282    $11.66279            0
    01/01/2012 to 12/31/2012.........  $11.66279    $12.00139            0
    01/01/2013 to 12/31/2013.........  $12.00139    $11.29641            0
    01/01/2014 to 12/31/2014.........  $11.29641    $11.10902            0
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12975    $10.33392            0
    01/01/2008 to 12/31/2008.........  $10.33392    $ 5.82845            0
    01/01/2009 to 12/31/2009.........  $ 5.82845    $ 7.32065            0
    01/01/2010 to 12/31/2010.........  $ 7.32065    $ 8.20731            0
    01/01/2011 to 12/31/2011.........  $ 8.20731    $ 7.74927            0
    01/01/2012 to 12/31/2012.........  $ 7.74927    $ 8.41241            0
    01/01/2013 to 12/31/2013.........  $ 8.41241    $ 9.91390            0
    01/01/2014 to 12/31/2014.........  $ 9.91390    $10.22917            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99817    $ 9.97260           0
    01/01/2008 to 12/31/2008.........  $ 9.97260    $ 9.24471           0
    01/01/2009 to 12/31/2009.........  $ 9.24471    $10.09245           0
    01/01/2010 to 12/31/2010.........  $10.09245    $10.63976           0
    01/01/2011 to 12/31/2011.........  $10.63976    $11.03259           0
    01/01/2012 to 12/31/2012.........  $11.03259    $11.63642           0
    01/01/2013 to 12/31/2013.........  $11.63642    $11.21013           0
    01/01/2014 to 12/31/2014.........  $11.21013    $11.75216           0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07796    $ 6.61786       2,993
    01/01/2009 to 12/31/2009.........  $ 6.61786    $ 8.41779       2,428
    01/01/2010 to 12/31/2010.........  $ 8.41779    $ 9.07537       7,480
    01/01/2011 to 12/31/2011.........  $ 9.07537    $ 8.72737       5,900
    01/01/2012 to 09/21/2012.........  $ 8.72737    $ 9.73751           0

* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09360    $10.46353           0
    01/01/2008 to 12/31/2008.........  $10.46353    $ 7.06233           0
    01/01/2009 to 12/31/2009.........  $ 7.06233    $ 8.69541           0
    01/01/2010 to 12/31/2010.........  $ 8.69541    $ 9.63917           0
    01/01/2011 to 12/31/2011.........  $ 9.63917    $ 9.29000           0
    01/01/2012 to 12/31/2012.........  $ 9.29000    $10.35371           0
    01/01/2013 to 12/31/2013.........  $10.35371    $11.27353           0
    01/01/2014 to 12/31/2014.........  $11.27353    $11.58790           0
 AST ADVANCED STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.11525    $10.51454           0
    01/01/2008 to 12/31/2008.........  $10.51454    $ 7.30766           0
    01/01/2009 to 12/31/2009.........  $ 7.30766    $ 9.13083           0
    01/01/2010 to 12/31/2010.........  $ 9.13083    $10.27926           0
    01/01/2011 to 12/31/2011.........  $10.27926    $10.18886           0
    01/01/2012 to 12/31/2012.........  $10.18886    $11.46461           0
    01/01/2013 to 12/31/2013.........  $11.46461    $13.23021           0
    01/01/2014 to 12/31/2014.........  $13.23021    $13.89916           0
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.06667    $ 9.58676           0
    01/01/2008 to 12/31/2008.........  $ 9.58676    $ 6.19386           0
    01/01/2009 to 12/31/2009.........  $ 6.19386    $ 7.22248           0
    01/01/2010 to 12/31/2010.........  $ 7.22248    $ 8.14096           0
    01/01/2011 to 12/31/2011.........  $ 8.14096    $ 8.34817           0
    01/01/2012 to 05/04/2012.........  $ 8.34817    $ 9.09165           0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07738    $10.47416           0
    01/01/2008 to 12/31/2008.........  $10.47416    $ 7.39401           0
    01/01/2009 to 12/31/2009.........  $ 7.39401    $ 9.02623           0
    01/01/2010 to 12/31/2010.........  $ 9.02623    $10.03717           0
    01/01/2011 to 12/31/2011.........  $10.03717    $ 9.81707           0
    01/01/2012 to 12/31/2012.........  $ 9.81707    $10.93220       2,014
    01/01/2013 to 12/31/2013.........  $10.93220    $12.73391       1,967
    01/01/2014 to 12/31/2014.........  $12.73391    $13.42992       1,918
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99918    $ 9.20818           0
    01/01/2012 to 12/31/2012.........  $ 9.20818    $10.20139           0
    01/01/2013 to 12/31/2013.........  $10.20139    $11.19641           0
    01/01/2014 to 12/31/2014.........  $11.19641    $11.62806           0
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99918    $10.54811           0
    01/01/2014 to 12/31/2014.........  $10.54811    $10.81717           0
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14595    $10.30942           0
    01/01/2010 to 12/31/2010.........  $10.30942    $11.60801           0
    01/01/2011 to 12/31/2011.........  $11.60801    $10.81822           0
    01/01/2012 to 12/31/2012.........  $10.81822    $12.12833           0
    01/01/2013 to 12/31/2013.........  $12.12833    $15.78220           0
    01/01/2014 to 12/31/2014.........  $15.78220    $17.22980           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.11673    $10.44905         0
    01/01/2008 to 12/31/2008.........  $10.44905    $ 6.73091         0
    01/01/2009 to 12/31/2009.........  $ 6.73091    $ 8.35219         0
    01/01/2010 to 12/31/2010.........  $ 8.35219    $ 9.37535         0
    01/01/2011 to 12/31/2011.........  $ 9.37535    $ 9.05722         0
    01/01/2012 to 12/31/2012.........  $ 9.05722    $10.19799         0
    01/01/2013 to 12/31/2013.........  $10.19799    $12.38687         0
    01/01/2014 to 12/31/2014.........  $12.38687    $13.12196         0
 AST COHEN & STEERS REALTY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10647    $ 9.39461         0
    01/01/2008 to 12/31/2008.........  $ 9.39461    $ 6.04131         0
    01/01/2009 to 12/31/2009.........  $ 6.04131    $ 7.89121         0
    01/01/2010 to 12/31/2010.........  $ 7.89121    $10.05465         0
    01/01/2011 to 12/31/2011.........  $10.05465    $10.61116         0
    01/01/2012 to 12/31/2012.........  $10.61116    $12.11837         0
    01/01/2013 to 12/31/2013.........  $12.11837    $12.37411         0
    01/01/2014 to 12/31/2014.........  $12.37411    $16.03873         0
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12790    $ 8.86015         0
    01/01/2008 to 07/18/2008.........  $ 8.86015    $ 8.14771         0
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99918    $ 9.73355         0
    01/01/2014 to 12/31/2014.........  $ 9.73355    $10.12873         0
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08943    $10.45816         0
    01/01/2008 to 12/31/2008.........  $10.45816    $ 6.78372         0
    01/01/2009 to 12/31/2009.........  $ 6.78372    $ 8.31836         0
    01/01/2010 to 12/31/2010.........  $ 8.31836    $ 9.41877         0
    01/01/2011 to 12/31/2011.........  $ 9.41877    $ 9.18514         0
    01/01/2012 to 12/31/2012.........  $ 9.18514    $10.06114         0
    01/01/2013 to 12/31/2013.........  $10.06114    $11.43184         0
    01/01/2014 to 12/31/2014.........  $11.43184    $11.67528         0
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10379    $ 7.54057         0
    01/01/2009 to 12/31/2009.........  $ 7.54057    $ 9.05088         0
    01/01/2010 to 12/31/2010.........  $ 9.05088    $10.15499         0
    01/01/2011 to 12/31/2011.........  $10.15499    $ 9.80583         0
    01/01/2012 to 12/31/2012.........  $ 9.80583    $11.03225         0
    01/01/2013 to 12/31/2013.........  $11.03225    $13.02268         0
    01/01/2014 to 12/31/2014.........  $13.02268    $13.63091         0
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99918    $ 7.49592         0
    01/01/2009 to 11/13/2009.........  $ 7.49592    $ 8.43263         0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99918    $10.79688         0
    01/01/2013 to 12/31/2013.........  $10.79688    $13.30587         0
    01/01/2014 to 12/31/2014.........  $13.30587    $13.59264         0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99918    $10.86587         0
    01/01/2014 to 12/31/2014.........  $10.86587    $11.03348         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17586    $ 6.13222         0
    01/01/2009 to 12/31/2009.........  $ 6.13222    $ 8.20258         0
    01/01/2010 to 12/31/2010.........  $ 8.20258    $ 9.76157         0
    01/01/2011 to 12/31/2011.........  $ 9.76157    $ 9.17783         0
    01/01/2012 to 12/31/2012.........  $ 9.17783    $11.52239         0
    01/01/2013 to 12/31/2013.........  $11.52239    $11.90417         0
    01/01/2014 to 12/31/2014.........  $11.90417    $13.42714         0
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.13467    $10.44070         0
    01/01/2008 to 12/31/2008.........  $10.44070    $ 6.17458         0
    01/01/2009 to 12/31/2009.........  $ 6.17458    $ 9.13337         0
    01/01/2010 to 12/31/2010.........  $ 9.13337    $ 9.97310         0
    01/01/2011 to 12/31/2011.........  $ 9.97310    $ 9.48356         0
    01/01/2012 to 12/31/2012.........  $ 9.48356    $11.24526         0
    01/01/2013 to 12/31/2013.........  $11.24526    $14.44479         0
    01/01/2014 to 02/07/2014.........  $14.44479    $14.22031         0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07418    $10.23671         0
    01/01/2008 to 12/31/2008.........  $10.23671    $ 6.01128         0
    01/01/2009 to 12/31/2009.........  $ 6.01128    $ 7.09375         0
    01/01/2010 to 12/31/2010.........  $ 7.09375    $ 7.92848         0
    01/01/2011 to 12/31/2011.........  $ 7.92848    $ 7.41671         0
    01/01/2012 to 12/31/2012.........  $ 7.41671    $ 8.78731         0
    01/01/2013 to 12/31/2013.........  $ 8.78731    $11.61844         0
    01/01/2014 to 12/31/2014.........  $11.61844    $13.01384         0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12463    $10.45690         0
    01/01/2008 to 12/31/2008.........  $10.45690    $ 6.12993         0
    01/01/2009 to 12/31/2009.........  $ 6.12993    $ 9.53431         0
    01/01/2010 to 12/31/2010.........  $ 9.53431    $11.31119         0
    01/01/2011 to 12/31/2011.........  $11.31119    $10.86569         0
    01/01/2012 to 12/31/2012.........  $10.86569    $12.86796         0
    01/01/2013 to 12/31/2013.........  $12.86796    $16.84165         0
    01/01/2014 to 12/31/2014.........  $16.84165    $18.59680         0
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08946    $ 7.64996         0
    01/01/2009 to 12/31/2009.........  $ 7.64996    $ 9.34522         0
    01/01/2010 to 12/31/2010.........  $ 9.34522    $10.32576         0
    01/01/2011 to 12/31/2011.........  $10.32576    $10.17163         0
    01/01/2012 to 12/31/2012.........  $10.17163    $11.09083         0
    01/01/2013 to 12/31/2013.........  $11.09083    $12.05929         0
    01/01/2014 to 12/31/2014.........  $12.05929    $12.42224         0
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03407    $ 7.66278         0
    01/01/2009 to 12/31/2009.........  $ 7.66278    $ 9.62363         0
    01/01/2010 to 12/31/2010.........  $ 9.62363    $12.07850         0
    01/01/2011 to 12/31/2011.........  $12.07850    $12.11458         0
    01/01/2012 to 12/31/2012.........  $12.11458    $13.87633         0
    01/01/2013 to 12/31/2013.........  $13.87633    $19.07123         0
    01/01/2014 to 12/31/2014.........  $19.07123    $20.24132         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07843    $ 9.84245          0
    01/01/2008 to 12/31/2008.........  $ 9.84245    $ 6.11002          0
    01/01/2009 to 12/31/2009.........  $ 6.11002    $ 7.15406          0
    01/01/2010 to 12/31/2010.........  $ 7.15406    $ 7.96436          0
    01/01/2011 to 12/31/2011.........  $ 7.96436    $ 7.84674          0
    01/01/2012 to 12/31/2012.........  $ 7.84674    $ 8.80999          0
    01/01/2013 to 12/31/2013.........  $ 8.80999    $11.74320          0
    01/01/2014 to 12/31/2014.........  $11.74320    $11.80789          0
 AST HIGH YIELD PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.01148    $10.55596          0
    01/01/2008 to 12/31/2008.........  $10.55596    $ 7.78172          0
    01/01/2009 to 12/31/2009.........  $ 7.78172    $10.44365          0
    01/01/2010 to 12/31/2010.........  $10.44365    $11.73590          0
    01/01/2011 to 12/31/2011.........  $11.73590    $11.98834          0
    01/01/2012 to 12/31/2012.........  $11.98834    $13.51627        509
    01/01/2013 to 12/31/2013.........  $13.51627    $14.34312        490
    01/01/2014 to 12/31/2014.........  $14.34312    $14.56415        470
 AST INTERNATIONAL GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.24253    $11.10310          0
    01/01/2008 to 12/31/2008.........  $11.10310    $ 5.47103          0
    01/01/2009 to 12/31/2009.........  $ 5.47103    $ 7.32822          0
    01/01/2010 to 12/31/2010.........  $ 7.32822    $ 8.30739          0
    01/01/2011 to 12/31/2011.........  $ 8.30739    $ 7.16210          0
    01/01/2012 to 12/31/2012.........  $ 7.16210    $ 8.53521          0
    01/01/2013 to 12/31/2013.........  $ 8.53521    $10.06097          0
    01/01/2014 to 12/31/2014.........  $10.06097    $ 9.41093          0
 AST INTERNATIONAL VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.18930    $10.50364          0
    01/01/2008 to 12/31/2008.........  $10.50364    $ 5.82357          0
    01/01/2009 to 12/31/2009.........  $ 5.82357    $ 7.52432          0
    01/01/2010 to 12/31/2010.........  $ 7.52432    $ 8.27530          0
    01/01/2011 to 12/31/2011.........  $ 8.27530    $ 7.16520          0
    01/01/2012 to 12/31/2012.........  $ 7.16520    $ 8.27710          0
    01/01/2013 to 12/31/2013.........  $ 8.27710    $ 9.79035          0
    01/01/2014 to 12/31/2014.........  $ 9.79035    $ 9.04352          0
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11197    $ 7.17177          0
    01/01/2009 to 12/31/2009.........  $ 7.17177    $ 8.99415          0
    01/01/2010 to 12/31/2010.........  $ 8.99415    $10.13540          0
    01/01/2011 to 12/31/2011.........  $10.13540    $ 9.97792          0
    01/01/2012 to 12/31/2012.........  $ 9.97792    $11.22089          0
    01/01/2013 to 12/31/2013.........  $11.22089    $12.91843          0
    01/01/2014 to 12/31/2014.........  $12.91843    $13.60431          0
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.18270    $10.37393          0
    01/01/2008 to 12/31/2008.........  $10.37393    $ 6.02093          0
    01/01/2009 to 12/31/2009.........  $ 6.02093    $ 8.10028          0
    01/01/2010 to 12/31/2010.........  $ 8.10028    $ 8.59495          0
    01/01/2011 to 12/31/2011.........  $ 8.59495    $ 7.73126          0
    01/01/2012 to 12/31/2012.........  $ 7.73126    $ 9.33163          0
    01/01/2013 to 12/31/2013.........  $ 9.33163    $10.65831          0
    01/01/2014 to 12/31/2014.........  $10.65831    $ 9.88093          0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08369    $ 9.72186           0
    01/01/2008 to 12/31/2008.........  $ 9.72186    $ 7.92991           0
    01/01/2009 to 12/31/2009.........  $ 7.92991    $ 9.58003           0
    01/01/2010 to 12/31/2010.........  $ 9.58003    $10.17927           0
    01/01/2011 to 12/31/2011.........  $10.17927    $10.10188           0
    01/01/2012 to 12/31/2012.........  $10.10188    $11.07377           0
    01/01/2013 to 12/31/2013.........  $11.07377    $12.17359           0
    01/01/2014 to 12/31/2014.........  $12.17359    $12.70957           0
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08457    $10.29960           0
    01/01/2010 to 12/31/2010.........  $10.29960    $11.35152           0
    01/01/2011 to 12/31/2011.........  $11.35152    $11.31352           0
    01/01/2012 to 12/31/2012.........  $11.31352    $12.90238           0
    01/01/2013 to 12/31/2013.........  $12.90238    $17.43633           0
    01/01/2014 to 12/31/2014.........  $17.43633    $18.90413           0
 AST LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09273    $ 9.58859           0
    01/01/2008 to 12/31/2008.........  $ 9.58859    $ 5.55478           0
    01/01/2009 to 12/31/2009.........  $ 5.55478    $ 6.56849           0
    01/01/2010 to 12/31/2010.........  $ 6.56849    $ 7.35911           0
    01/01/2011 to 12/31/2011.........  $ 7.35911    $ 6.98136           0
    01/01/2012 to 12/31/2012.........  $ 6.98136    $ 8.07941           0
    01/01/2013 to 12/31/2013.........  $ 8.07941    $11.18795           0
    01/01/2014 to 12/31/2014.........  $11.18795    $12.59974           0
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.13369    $10.85812           0
    01/01/2008 to 12/31/2008.........  $10.85812    $ 6.05687           0
    01/01/2009 to 12/31/2009.........  $ 6.05687    $ 7.78148           0
    01/01/2010 to 12/31/2010.........  $ 7.78148    $ 9.22606           0
    01/01/2011 to 12/31/2011.........  $ 9.22606    $ 9.05121           0
    01/01/2012 to 12/31/2012.........  $ 9.05121    $10.06059       2,620
    01/01/2013 to 12/31/2013.........  $10.06059    $13.60762       2,525
    01/01/2014 to 12/31/2014.........  $13.60762    $14.89946       2,424
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.00764    $10.42944           0
    01/01/2008 to 12/31/2008.........  $10.42944    $ 7.92501           0
    01/01/2009 to 12/31/2009.........  $ 7.92501    $10.56148           0
    01/01/2010 to 12/31/2010.........  $10.56148    $11.85959           0
    01/01/2011 to 12/31/2011.........  $11.85959    $12.93633           0
    01/01/2012 to 12/31/2012.........  $12.93633    $13.56748         987
    01/01/2013 to 12/31/2013.........  $13.56748    $13.16425         951
    01/01/2014 to 12/31/2014.........  $13.16425    $13.86644         913
 AST MFS GLOBAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.15708    $10.46349           0
    01/01/2008 to 12/31/2008.........  $10.46349    $ 6.83847           0
    01/01/2009 to 12/31/2009.........  $ 6.83847    $ 8.90397           0
    01/01/2010 to 12/31/2010.........  $ 8.90397    $ 9.87764           0
    01/01/2011 to 12/31/2011.........  $ 9.87764    $ 9.47345           0
    01/01/2012 to 12/31/2012.........  $ 9.47345    $11.54417       1,235
    01/01/2013 to 12/31/2013.........  $11.54417    $14.58808       1,190
    01/01/2014 to 12/31/2014.........  $14.58808    $14.96782       1,142

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10918    $10.79702           0
    01/01/2008 to 12/31/2008.........  $10.79702    $ 6.80925           0
    01/01/2009 to 12/31/2009.........  $ 6.80925    $ 8.38024           0
    01/01/2010 to 12/31/2010.........  $ 8.38024    $ 9.35785           0
    01/01/2011 to 12/31/2011.........  $ 9.35785    $ 9.21009           0
    01/01/2012 to 12/31/2012.........  $ 9.21009    $10.67659           0
    01/01/2013 to 12/31/2013.........  $10.67659    $14.45083           0
    01/01/2014 to 12/31/2014.........  $14.45083    $15.55383           0
 AST MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07817    $ 9.77879           0
    01/01/2008 to 12/31/2008.........  $ 9.77879    $ 5.99070           0
    01/01/2009 to 12/31/2009.........  $ 5.99070    $ 8.23780           0
    01/01/2010 to 12/31/2010.........  $ 8.23780    $10.08157           0
    01/01/2011 to 12/31/2011.........  $10.08157    $ 9.63721           0
    01/01/2012 to 12/31/2012.........  $ 9.63721    $11.29828           0
    01/01/2013 to 12/31/2013.........  $11.29828    $14.81231           0
    01/01/2014 to 12/31/2014.........  $14.81231    $16.86076           0
 AST MONEY MARKET PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.00050    $10.15956           0
    01/01/2008 to 12/31/2008.........  $10.15956    $10.31135           0
    01/01/2009 to 12/31/2009.........  $10.31135    $10.23406           0
    01/01/2010 to 12/31/2010.........  $10.23406    $10.13528           0
    01/01/2011 to 12/31/2011.........  $10.13528    $10.03704           0
    01/01/2012 to 12/31/2012.........  $10.03704    $ 9.93815           0
    01/01/2013 to 12/31/2013.........  $ 9.93815    $ 9.83960       4,403
    01/01/2014 to 12/31/2014.........  $ 9.83960    $ 9.74155       4,281
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10530    $10.05498           0
    01/01/2008 to 12/31/2008.........  $10.05498    $ 5.74837           0
    01/01/2009 to 12/31/2009.........  $ 5.74837    $ 8.00467           0
    01/01/2010 to 12/31/2010.........  $ 8.00467    $ 9.78262           0
    01/01/2011 to 12/31/2011.........  $ 9.78262    $ 9.44504           0
    01/01/2012 to 12/31/2012.........  $ 9.44504    $10.95306           0
    01/01/2013 to 12/31/2013.........  $10.95306    $15.39995           0
    01/01/2014 to 12/31/2014.........  $15.39995    $17.42000           0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.15896    $10.53280           0
    01/01/2008 to 12/31/2008.........  $10.53280    $ 5.92524           0
    01/01/2009 to 12/31/2009.........  $ 5.92524    $ 7.61412           0
    01/01/2010 to 12/31/2010.........  $ 7.61412    $ 9.70048           0
    01/01/2011 to 12/31/2011.........  $ 9.70048    $ 9.76638           0
    01/01/2012 to 12/31/2012.........  $ 9.76638    $10.86682         613
    01/01/2013 to 12/31/2013.........  $10.86682    $14.26766         591
    01/01/2014 to 12/31/2014.........  $14.26766    $15.24770         567
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.05198    $11.27163           0
    01/01/2008 to 12/31/2008.........  $11.27163    $ 6.41269           0
    01/01/2009 to 12/31/2009.........  $ 6.41269    $ 7.78174           0
    01/01/2010 to 12/31/2010.........  $ 7.78174    $ 9.26605           0
    01/01/2011 to 04/29/2011.........  $ 9.26605    $10.41590           0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99918    $10.37049           0
    01/01/2013 to 12/31/2013.........  $10.37049    $12.20975           0
    01/01/2014 to 12/31/2014.........  $12.20975    $12.70997           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10192    $ 5.59093           0
    01/01/2009 to 12/31/2009.........  $ 5.59093    $ 9.21740           0
    01/01/2010 to 12/31/2010.........  $ 9.21740    $11.15837           0
    01/01/2011 to 12/31/2011.........  $11.15837    $ 8.80833           0
    01/01/2012 to 12/31/2012.........  $ 8.80833    $10.28460           0
    01/01/2013 to 12/31/2013.........  $10.28460    $10.20534           0
    01/01/2014 to 12/31/2014.........  $10.20534    $ 9.63101           0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $ 9.99918    $10.37452           0
    01/01/2008 to 12/31/2008.........  $10.37452    $10.38622           0
    01/01/2009 to 12/31/2009.........  $10.38622    $11.33515           0
    01/01/2010 to 12/31/2010.........  $11.33515    $11.66042           0
    01/01/2011 to 12/31/2011.........  $11.66042    $11.80444           0
    01/01/2012 to 12/31/2012.........  $11.80444    $12.23617         542
    01/01/2013 to 12/31/2013.........  $12.23617    $11.85149         522
    01/01/2014 to 12/31/2014.........  $11.85149    $11.72297         501
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $ 9.99055    $10.63572           0
    01/01/2008 to 12/31/2008.........  $10.63572    $10.29238           0
    01/01/2009 to 12/31/2009.........  $10.29238    $11.87444           0
    01/01/2010 to 12/31/2010.........  $11.87444    $12.66421           0
    01/01/2011 to 12/31/2011.........  $12.66421    $12.93721           0
    01/01/2012 to 12/31/2012.........  $12.93721    $14.00298         965
    01/01/2013 to 12/31/2013.........  $14.00298    $13.60948         930
    01/01/2014 to 12/31/2014.........  $13.60948    $14.04469         892
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.05295    $10.52485           0
    01/01/2008 to 12/31/2008.........  $10.52485    $ 8.39002           0
    01/01/2009 to 12/31/2009.........  $ 8.39002    $ 9.97136           0
    01/01/2010 to 12/31/2010.........  $ 9.97136    $10.91616           0
    01/01/2011 to 12/31/2011.........  $10.91616    $10.91559           0
    01/01/2012 to 12/31/2012.........  $10.91559    $11.92853           0
    01/01/2013 to 12/31/2013.........  $11.92853    $12.89825           0
    01/01/2014 to 12/31/2014.........  $12.89825    $13.50786           0
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12508    $10.59538           0
    01/01/2008 to 12/31/2008.........  $10.59538    $ 6.21978           0
    01/01/2009 to 12/31/2009.........  $ 6.21978    $ 7.75771           0
    01/01/2010 to 12/31/2010.........  $ 7.75771    $ 9.14160           0
    01/01/2011 to 12/31/2011.........  $ 9.14160    $ 8.48864           0
    01/01/2012 to 12/31/2012.........  $ 8.48864    $ 9.49030           0
    01/01/2013 to 12/31/2013.........  $ 9.49030    $10.99595           0
    01/01/2014 to 12/31/2014.........  $10.99595    $11.88827           0
 AST QMA US EQUITY ALPHA PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08387    $ 9.77734           0
    01/01/2008 to 12/31/2008.........  $ 9.77734    $ 5.93256           0
    01/01/2009 to 12/31/2009.........  $ 5.93256    $ 7.15556           0
    01/01/2010 to 12/31/2010.........  $ 7.15556    $ 8.15084           0
    01/01/2011 to 12/31/2011.........  $ 8.15084    $ 8.34914           0
    01/01/2012 to 12/31/2012.........  $ 8.34914    $ 9.82079       1,356
    01/01/2013 to 12/31/2013.........  $ 9.82079    $12.87657       1,306
    01/01/2014 to 12/31/2014.........  $12.87657    $14.94345       1,254

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99918    $ 8.93982          0
    01/01/2012 to 12/31/2012.........  $ 8.93982    $10.01581          0
    01/01/2013 to 12/31/2013.........  $10.01581    $12.13764          0
    01/01/2014 to 12/31/2014.........  $12.13764    $12.79853          0
 AST RCM WORLD TRENDS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08128    $ 7.37967          0
    01/01/2009 to 12/31/2009.........  $ 7.37967    $ 9.01533          0
    01/01/2010 to 12/31/2010.........  $ 9.01533    $ 9.98978          0
    01/01/2011 to 12/31/2011.........  $ 9.98978    $ 9.71116          0
    01/01/2012 to 12/31/2012.........  $ 9.71116    $10.60349          0
    01/01/2013 to 12/31/2013.........  $10.60349    $11.80430          0
    01/01/2014 to 12/31/2014.........  $11.80430    $12.28796          0
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09946    $ 6.72781          0
    01/01/2009 to 12/31/2009.........  $ 6.72781    $ 8.44964          0
    01/01/2010 to 12/31/2010.........  $ 8.44964    $ 9.56579          0
    01/01/2011 to 12/31/2011.........  $ 9.56579    $ 9.24481          0
    01/01/2012 to 12/31/2012.........  $ 9.24481    $10.60870          0
    01/01/2013 to 12/31/2013.........  $10.60870    $12.40041          0
    01/01/2014 to 12/31/2014.........  $12.40041    $12.94442          0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08262    $10.44865          0
    01/01/2008 to 12/31/2008.........  $10.44865    $ 7.22179          0
    01/01/2009 to 12/31/2009.........  $ 7.22179    $ 9.11023          0
    01/01/2010 to 12/31/2010.........  $ 9.11023    $10.08539          0
    01/01/2011 to 12/31/2011.........  $10.08539    $ 9.64793          0
    01/01/2012 to 12/31/2012.........  $ 9.64793    $10.61605          0
    01/01/2013 to 12/31/2013.........  $10.61605    $12.02436          0
    01/01/2014 to 12/31/2014.........  $12.02436    $12.26662          0
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09580    $10.24457          0
    01/01/2008 to 12/31/2008.........  $10.24457    $ 5.67083          0
    01/01/2009 to 12/31/2009.........  $ 5.67083    $ 7.44861          0
    01/01/2010 to 12/31/2010.........  $ 7.44861    $ 9.77487          0
    01/01/2011 to 12/31/2011.........  $ 9.77487    $ 8.40907          0
    01/01/2012 to 12/31/2012.........  $ 8.40907    $ 9.99692        677
    01/01/2013 to 12/31/2013.........  $ 9.99692    $13.93722        652
    01/01/2014 to 12/31/2014.........  $13.93722    $14.48082        626
 AST SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09728    $ 9.89974          0
    01/01/2008 to 12/31/2008.........  $ 9.89974    $ 6.37126          0
    01/01/2009 to 12/31/2009.........  $ 6.37126    $ 8.44705          0
    01/01/2010 to 12/31/2010.........  $ 8.44705    $11.40898          0
    01/01/2011 to 12/31/2011.........  $11.40898    $11.18536          0
    01/01/2012 to 12/31/2012.........  $11.18536    $12.42285          0
    01/01/2013 to 12/31/2013.........  $12.42285    $16.62589          0
    01/01/2014 to 12/31/2014.........  $16.62589    $17.08980          0
 AST SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09341    $ 9.48190          0
    01/01/2008 to 12/31/2008.........  $ 9.48190    $ 6.59820          0
    01/01/2009 to 12/31/2009.........  $ 6.59820    $ 8.29667          0
    01/01/2010 to 12/31/2010.........  $ 8.29667    $10.34967          0
    01/01/2011 to 12/31/2011.........  $10.34967    $ 9.63469          0
    01/01/2012 to 12/31/2012.........  $ 9.63469    $11.27156          0
    01/01/2013 to 12/31/2013.........  $11.27156    $15.33358          0
    01/01/2014 to 12/31/2014.........  $15.33358    $15.98137          0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07042    $10.23309           0
    01/01/2008 to 12/31/2008.........  $10.23309    $ 7.50318           0
    01/01/2009 to 12/31/2009.........  $ 7.50318    $ 9.22207           0
    01/01/2010 to 12/31/2010.........  $ 9.22207    $10.18373           0
    01/01/2011 to 12/31/2011.........  $10.18373    $10.28286           0
    01/01/2012 to 12/31/2012.........  $10.28286    $11.55489           0
    01/01/2013 to 12/31/2013.........  $11.55489    $13.36602           0
    01/01/2014 to 12/31/2014.........  $13.36602    $14.01155           0
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09151    $ 9.51355           0
    01/01/2008 to 12/31/2008.........  $ 9.51355    $ 5.47408           0
    01/01/2009 to 12/31/2009.........  $ 5.47408    $ 6.70961           0
    01/01/2010 to 12/31/2010.........  $ 6.70961    $ 7.52291           0
    01/01/2011 to 12/31/2011.........  $ 7.52291    $ 7.32632           0
    01/01/2012 to 12/31/2012.........  $ 7.32632    $ 8.50491       1,596
    01/01/2013 to 12/31/2013.........  $ 8.50491    $10.92017       1,538
    01/01/2014 to 12/31/2014.........  $10.92017    $11.61936       1,476
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.14599    $10.10721           0
    01/01/2008 to 12/31/2008.........  $10.10721    $ 5.94755           0
    01/01/2009 to 12/31/2009.........  $ 5.94755    $ 9.03144           0
    01/01/2010 to 12/31/2010.........  $ 9.03144    $10.35562           0
    01/01/2011 to 12/31/2011.........  $10.35562    $10.07921           0
    01/01/2012 to 12/31/2012.........  $10.07921    $11.73379           0
    01/01/2013 to 12/31/2013.........  $11.73379    $16.73225           0
    01/01/2014 to 12/31/2014.........  $16.73225    $17.94889           0
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.18095    $11.67442           0
    01/01/2008 to 12/31/2008.........  $11.67442    $ 5.78102           0
    01/01/2009 to 12/31/2009.........  $ 5.78102    $ 8.54834           0
    01/01/2010 to 12/31/2010.........  $ 8.54834    $10.19480           0
    01/01/2011 to 12/31/2011.........  $10.19480    $ 8.58803           0
    01/01/2012 to 12/31/2012.........  $ 8.58803    $ 8.81034           0
    01/01/2013 to 12/31/2013.........  $ 8.81034    $10.06464           0
    01/01/2014 to 12/31/2014.........  $10.06464    $ 9.13172           0
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.00761    $10.64189           0
    01/01/2008 to 12/31/2008.........  $10.64189    $10.27989           0
    01/01/2009 to 12/31/2009.........  $10.27989    $11.41118           0
    01/01/2010 to 12/31/2010.........  $11.41118    $11.94694           0
    01/01/2011 to 12/31/2011.........  $11.94694    $12.31634           0
    01/01/2012 to 12/31/2012.........  $12.31634    $12.83135           0
    01/01/2013 to 12/31/2013.........  $12.83135    $12.22733           0
    01/01/2014 to 12/31/2014.........  $12.22733    $12.17356           0
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.13076    $10.38882           0
    01/01/2008 to 12/31/2008.........  $10.38882    $ 5.93223           0
    01/01/2009 to 12/31/2009.........  $ 5.93223    $ 7.54334           0
    01/01/2010 to 12/31/2010.........  $ 7.54334    $ 8.56170           0
    01/01/2011 to 12/31/2011.........  $ 8.56170    $ 8.18395           0
    01/01/2012 to 12/31/2012.........  $ 8.18395    $ 8.99466           0
    01/01/2013 to 12/31/2013.........  $ 8.99466    $10.73141           0
    01/01/2014 to 12/31/2014.........  $10.73141    $11.20985           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99918    $ 9.98774           0
    01/01/2008 to 12/31/2008.........  $ 9.98774    $ 9.37350           0
    01/01/2009 to 12/31/2009.........  $ 9.37350    $10.35986           0
    01/01/2010 to 12/31/2010.........  $10.35986    $11.05698           0
    01/01/2011 to 12/31/2011.........  $11.05698    $11.60696           0
    01/01/2012 to 12/31/2012.........  $11.60696    $12.39423       1,081
    01/01/2013 to 12/31/2013.........  $12.39423    $12.08818       1,042
    01/01/2014 to 12/31/2014.........  $12.08818    $12.82962       1,000
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07829    $ 6.67266           0
    01/01/2009 to 12/31/2009.........  $ 6.67266    $ 8.59277           0
    01/01/2010 to 12/31/2010.........  $ 8.59277    $ 9.37875           0
    01/01/2011 to 12/31/2011.........  $ 9.37875    $ 9.13073           0
    01/01/2012 to 09/21/2012.........  $ 9.13073    $10.27913           0

* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

       ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY (1.85%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10163    $ 6.97434         0
    01/01/2009 to 12/31/2009.........  $ 6.97434    $ 8.51531         0
    01/01/2010 to 12/31/2010.........  $ 8.51531    $ 9.36069         0
    01/01/2011 to 12/31/2011.........  $ 9.36069    $ 8.94627         0
    01/01/2012 to 12/31/2012.........  $ 8.94627    $ 9.88702         0
    01/01/2013 to 12/31/2013.........  $ 9.88702    $10.67543         0
    01/01/2014 to 12/31/2014.........  $10.67543    $10.88153         0
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.06846    $ 7.03543         0
    01/01/2009 to 12/31/2009.........  $ 7.03543    $ 8.71729         0
    01/01/2010 to 12/31/2010.........  $ 8.71729    $ 9.73184         0
    01/01/2011 to 12/31/2011.........  $ 9.73184    $ 9.56575         0
    01/01/2012 to 12/31/2012.........  $ 9.56575    $10.67335         0
    01/01/2013 to 12/31/2013.........  $10.67335    $12.21422         0
    01/01/2014 to 12/31/2014.........  $12.21422    $12.72457         0
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.18571    $ 6.84139         0
    01/01/2009 to 12/31/2009.........  $ 6.84139    $ 7.91084         0
    01/01/2010 to 12/31/2010.........  $ 7.91084    $ 8.84237         0
    01/01/2011 to 12/31/2011.........  $ 8.84237    $ 8.99175         0
    01/01/2012 to 05/04/2012.........  $ 8.99175    $ 9.76433         0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08453    $ 7.21633         0
    01/01/2009 to 12/31/2009.........  $ 7.21633    $ 8.73576         0
    01/01/2010 to 12/31/2010.........  $ 8.73576    $ 9.63304         0
    01/01/2011 to 12/31/2011.........  $ 9.63304    $ 9.34303         0
    01/01/2012 to 12/31/2012.........  $ 9.34303    $10.31720         0
    01/01/2013 to 12/31/2013.........  $10.31720    $11.91713         0
    01/01/2014 to 12/31/2014.........  $11.91713    $12.46341         0
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99849    $ 9.15636         0
    01/01/2012 to 12/31/2012.........  $ 9.15636    $10.05890         0
    01/01/2013 to 12/31/2013.........  $10.05890    $10.94778         0
    01/01/2014 to 12/31/2014.........  $10.94778    $11.27482         0
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99849    $10.48786         0
    01/01/2014 to 12/31/2014.........  $10.48786    $10.66557         0
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........  $ 9.99899    $ 9.37633         0
    01/01/2010 to 12/31/2010.........  $ 9.37633    $10.17947         0
    01/01/2011 to 12/31/2011.........  $10.17947    $10.95798         0
    01/01/2012 to 12/31/2012.........  $10.95798    $11.20643         0
    01/01/2013 to 12/31/2013.........  $11.20643    $10.92693         0
    01/01/2014 to 12/31/2014.........  $10.92693    $10.77770         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2018
    05/01/2008* to 12/31/2008........  $10.02968    $12.16380        4,495
    01/01/2009 to 12/31/2009.........  $12.16380    $11.22005        7,358
    01/01/2010 to 12/31/2010.........  $11.22005    $12.24816       12,541
    01/01/2011 to 12/31/2011.........  $12.24816    $13.65872        3,788
    01/01/2012 to 12/31/2012.........  $13.65872    $14.17646            0
    01/01/2013 to 12/31/2013.........  $14.17646    $13.48116            0
    01/01/2014 to 12/31/2014.........  $13.48116    $13.58828            0
 AST BOND PORTFOLIO 2019
    05/01/2008* to 12/31/2008........  $10.02965    $12.22101            0
    01/01/2009 to 12/31/2009.........  $12.22101    $11.07479            0
    01/01/2010 to 12/31/2010.........  $11.07479    $12.10879            0
    01/01/2011 to 12/31/2011.........  $12.10879    $13.78790            0
    01/01/2012 to 12/31/2012.........  $13.78790    $14.32988            0
    01/01/2013 to 12/31/2013.........  $14.32988    $13.38947            0
    01/01/2014 to 12/31/2014.........  $13.38947    $13.70641            0
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........  $ 9.99899    $ 8.78721            0
    01/01/2010 to 12/31/2010.........  $ 8.78721    $ 9.64926        4,181
    01/01/2011 to 12/31/2011.........  $ 9.64926    $11.24333        3,174
    01/01/2012 to 12/31/2012.........  $11.24333    $11.73605            0
    01/01/2013 to 12/31/2013.........  $11.73605    $10.77174            0
    01/01/2014 to 12/31/2014.........  $10.77174    $11.22723            0
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99799    $11.00614            0
    01/01/2011 to 12/31/2011.........  $11.00614    $13.00000            0
    01/01/2012 to 12/31/2012.........  $13.00000    $13.63033            0
    01/01/2013 to 12/31/2013.........  $13.63033    $12.44555            0
    01/01/2014 to 12/31/2014.........  $12.44555    $13.15768            0
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99849    $12.01823        5,402
    01/01/2012 to 12/31/2012.........  $12.01823    $12.48923        6,181
    01/01/2013 to 12/31/2013.........  $12.48923    $11.06699       12,219
    01/01/2014 to 12/31/2014.........  $11.06699    $11.99240       12,219
 AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012........  $ 9.99799    $10.39698            0
    01/01/2013 to 12/31/2013.........  $10.39698    $ 9.16671            0
    01/01/2014 to 12/31/2014.........  $ 9.16671    $10.13570            0
 AST BOND PORTFOLIO 2024
    01/02/2013* to 12/31/2013........  $ 9.99899    $ 8.74785            0
    01/01/2014 to 12/31/2014.........  $ 8.74785    $ 9.84193            0
 AST BOND PORTFOLIO 2025
    01/02/2014* to 12/31/2014........  $ 9.99899    $11.30067            0
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14526    $10.29807            0
    01/01/2010 to 12/31/2010.........  $10.29807    $11.49851            0
    01/01/2011 to 12/31/2011.........  $11.49851    $10.62668            0
    01/01/2012 to 12/31/2012.........  $10.62668    $11.81379            0
    01/01/2013 to 12/31/2013.........  $11.81379    $15.24464            0
    01/01/2014 to 12/31/2014.........  $15.24464    $16.50380            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10883    $ 6.72383         0
    01/01/2009 to 12/31/2009.........  $ 6.72383    $ 8.27370         0
    01/01/2010 to 12/31/2010.........  $ 8.27370    $ 9.20972         0
    01/01/2011 to 12/31/2011.........  $ 9.20972    $ 8.82297         0
    01/01/2012 to 12/31/2012.........  $ 8.82297    $ 9.85090         0
    01/01/2013 to 12/31/2013.........  $ 9.85090    $11.86537         0
    01/01/2014 to 12/31/2014.........  $11.86537    $12.46446         0
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99849    $11.64592         0
    01/01/2014 to 12/31/2014.........  $11.64592    $12.99026         0
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.27058    $ 5.85482         0
    01/01/2009 to 12/31/2009.........  $ 5.85482    $ 7.58369         0
    01/01/2010 to 12/31/2010.........  $ 7.58369    $ 9.58206         0
    01/01/2011 to 12/31/2011.........  $ 9.58206    $10.02814         0
    01/01/2012 to 12/31/2012.........  $10.02814    $11.35650         0
    01/01/2013 to 12/31/2013.........  $11.35650    $11.49932         0
    01/01/2014 to 12/31/2014.........  $11.49932    $14.78054         0
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    05/01/2008* to 07/18/2008........  $10.21516    $ 9.51253         0
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99849    $ 9.67800         0
    01/01/2014 to 12/31/2014.........  $ 9.67800    $ 9.98686         0
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.12540    $ 6.74467         0
    01/01/2009 to 12/31/2009.........  $ 6.74467    $ 8.20138         0
    01/01/2010 to 12/31/2010.........  $ 8.20138    $ 9.20873         0
    01/01/2011 to 12/31/2011.........  $ 9.20873    $ 8.90546         0
    01/01/2012 to 12/31/2012.........  $ 8.90546    $ 9.67311         0
    01/01/2013 to 12/31/2013.........  $ 9.67311    $10.89909         0
    01/01/2014 to 12/31/2014.........  $10.89909    $11.03807         0
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10356    $ 7.49813         0
    01/01/2009 to 12/31/2009.........  $ 7.49813    $ 8.92458         0
    01/01/2010 to 12/31/2010.........  $ 8.92458    $ 9.92966         0
    01/01/2011 to 12/31/2011.........  $ 9.92966    $ 9.50823         0
    01/01/2012 to 12/31/2012.........  $ 9.50823    $10.60798         0
    01/01/2013 to 12/31/2013.........  $10.60798    $12.41732         0
    01/01/2014 to 12/31/2014.........  $12.41732    $12.88873         0
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99850    $ 7.46726         0
    01/01/2009 to 11/13/2009.........  $ 7.46726    $ 8.33921         0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99850    $10.73564         0
    01/01/2013 to 12/31/2013.........  $10.73564    $13.11992         0
    01/01/2014 to 12/31/2014.........  $13.11992    $13.29067         0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99849    $10.80394         0
    01/01/2014 to 12/31/2014.........  $10.80394    $10.87893         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17517    $ 6.10870         0
    01/01/2009 to 12/31/2009.........  $ 6.10870    $ 8.10274         0
    01/01/2010 to 12/31/2010.........  $ 8.10274    $ 9.56238         0
    01/01/2011 to 12/31/2011.........  $ 9.56238    $ 8.91569         0
    01/01/2012 to 12/31/2012.........  $ 8.91569    $11.09957         0
    01/01/2013 to 12/31/2013.........  $11.09957    $11.37142         0
    01/01/2014 to 12/31/2014.........  $11.37142    $12.71910         0
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.15021    $ 6.19341         0
    01/01/2009 to 12/31/2009.........  $ 6.19341    $ 9.08459         0
    01/01/2010 to 12/31/2010.........  $ 9.08459    $ 9.83696         0
    01/01/2011 to 12/31/2011.........  $ 9.83696    $ 9.27603         0
    01/01/2012 to 12/31/2012.........  $ 9.27603    $10.90710         0
    01/01/2013 to 12/31/2013.........  $10.90710    $13.89347         0
    01/01/2014 to 02/07/2014.........  $13.89347    $13.66553         0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.20081    $ 6.47825         0
    01/01/2009 to 12/31/2009.........  $ 6.47825    $ 7.58091         0
    01/01/2010 to 12/31/2010.........  $ 7.58091    $ 8.40207         0
    01/01/2011 to 12/31/2011.........  $ 8.40207    $ 7.79419         0
    01/01/2012 to 12/31/2012.........  $ 7.79419    $ 9.15713         0
    01/01/2013 to 12/31/2013.........  $ 9.15713    $12.00625         0
    01/01/2014 to 12/31/2014.........  $12.00625    $13.33592         0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.12061    $ 5.92914         0
    01/01/2009 to 12/31/2009.........  $ 5.92914    $ 9.14490         0
    01/01/2010 to 12/31/2010.........  $ 9.14490    $10.75861         0
    01/01/2011 to 12/31/2011.........  $10.75861    $10.24865         0
    01/01/2012 to 12/31/2012.........  $10.24865    $12.03556         0
    01/01/2013 to 12/31/2013.........  $12.03556    $15.62064         0
    01/01/2014 to 12/31/2014.........  $15.62064    $17.10442         0
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08923    $ 7.60692         0
    01/01/2009 to 12/31/2009.........  $ 7.60692    $ 9.21493         0
    01/01/2010 to 12/31/2010.........  $ 9.21493    $10.09672         0
    01/01/2011 to 12/31/2011.........  $10.09672    $ 9.86313         0
    01/01/2012 to 12/31/2012.........  $ 9.86313    $10.66444         0
    01/01/2013 to 12/31/2013.........  $10.66444    $11.49879         0
    01/01/2014 to 12/31/2014.........  $11.49879    $11.74578         0
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03338    $ 7.63352         0
    01/01/2009 to 12/31/2009.........  $ 7.63352    $ 9.50683         0
    01/01/2010 to 12/31/2010.........  $ 9.50683    $11.83244         0
    01/01/2011 to 12/31/2011.........  $11.83244    $11.76884         0
    01/01/2012 to 12/31/2012.........  $11.76884    $13.36726         0
    01/01/2013 to 12/31/2013.........  $13.36726    $18.21813         0
    01/01/2014 to 12/31/2014.........  $18.21813    $19.17427         0
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.16813    $ 6.55875         0
    01/01/2009 to 12/31/2009.........  $ 6.55875    $ 7.61523         0
    01/01/2010 to 12/31/2010.........  $ 7.61523    $ 8.40695         0
    01/01/2011 to 12/31/2011.........  $ 8.40695    $ 8.21364         0
    01/01/2012 to 12/31/2012.........  $ 8.21364    $ 9.14468         0
    01/01/2013 to 12/31/2013.........  $ 9.14468    $12.08757         0
    01/01/2014 to 12/31/2014.........  $12.08757    $12.05261         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HIGH YIELD PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.01222    $ 7.25173           0
    01/01/2009 to 12/31/2009.........  $ 7.25173    $ 9.65130           0
    01/01/2010 to 12/31/2010.........  $ 9.65130    $10.75502           0
    01/01/2011 to 12/31/2011.........  $10.75502    $10.89476           0
    01/01/2012 to 12/31/2012.........  $10.89476    $12.18041           0
    01/01/2013 to 12/31/2013.........  $12.18041    $12.81755           0
    01/01/2014 to 12/31/2014.........  $12.81755    $12.90634           0
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08038    $ 5.18571           0
    01/01/2009 to 12/31/2009.........  $ 5.18571    $ 6.88807           0
    01/01/2010 to 12/31/2010.........  $ 6.88807    $ 7.74327           0
    01/01/2011 to 12/31/2011.........  $ 7.74327    $ 6.62011           0
    01/01/2012 to 12/31/2012.........  $ 6.62011    $ 7.82317           0
    01/01/2013 to 12/31/2013.........  $ 7.82317    $ 9.14460           0
    01/01/2014 to 12/31/2014.........  $ 9.14460    $ 8.48227           0
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.06690    $ 5.85605           0
    01/01/2009 to 12/31/2009.........  $ 5.85605    $ 7.50309           0
    01/01/2010 to 12/31/2010.........  $ 7.50309    $ 8.18309           0
    01/01/2011 to 12/31/2011.........  $ 8.18309    $ 7.02614           0
    01/01/2012 to 12/31/2012.........  $ 7.02614    $ 8.04863           0
    01/01/2013 to 12/31/2013.........  $ 8.04863    $ 9.44059           0
    01/01/2014 to 12/31/2014.........  $ 9.44059    $ 8.64753           0
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11174    $ 7.13151           0
    01/01/2009 to 12/31/2009.........  $ 7.13151    $ 8.86891           0
    01/01/2010 to 12/31/2010.........  $ 8.86891    $ 9.91080           0
    01/01/2011 to 12/31/2011.........  $ 9.91080    $ 9.67537           0
    01/01/2012 to 12/31/2012.........  $ 9.67537    $10.78938           0
    01/01/2013 to 12/31/2013.........  $10.78938    $12.31799           0
    01/01/2014 to 12/31/2014.........  $12.31799    $12.86371           0
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.06984    $ 5.94632           0
    01/01/2009 to 12/31/2009.........  $ 5.94632    $ 7.93296           0
    01/01/2010 to 12/31/2010.........  $ 7.93296    $ 8.34711           0
    01/01/2011 to 12/31/2011.........  $ 8.34711    $ 7.44556           0
    01/01/2012 to 12/31/2012.........  $ 7.44556    $ 8.91151           0
    01/01/2013 to 12/31/2013.........  $ 8.91151    $10.09346           0
    01/01/2014 to 12/31/2014.........  $10.09346    $ 9.27896           0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.13117    $ 7.75979       1,032
    01/01/2009 to 12/31/2009.........  $ 7.75979    $ 9.29623       1,021
    01/01/2010 to 12/31/2010.........  $ 9.29623    $ 9.79517           0
    01/01/2011 to 12/31/2011.........  $ 9.79517    $ 9.63974           0
    01/01/2012 to 12/31/2012.........  $ 9.63974    $10.47865           0
    01/01/2013 to 12/31/2013.........  $10.47865    $11.42306           0
    01/01/2014 to 12/31/2014.........  $11.42306    $11.82634           0
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08388    $10.28829           0
    01/01/2010 to 12/31/2010.........  $10.28829    $11.24435           0
    01/01/2011 to 12/31/2011.........  $11.24435    $11.11324           0
    01/01/2012 to 12/31/2012.........  $11.11324    $12.56787           0
    01/01/2013 to 12/31/2013.........  $12.56787    $16.84252           0
    01/01/2014 to 12/31/2014.........  $16.84252    $18.10784           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.17937    $ 6.09777         0
    01/01/2009 to 12/31/2009.........  $ 6.09777    $ 7.15034         0
    01/01/2010 to 12/31/2010.........  $ 7.15034    $ 7.94417         0
    01/01/2011 to 12/31/2011.........  $ 7.94417    $ 7.47346         0
    01/01/2012 to 12/31/2012.........  $ 7.47346    $ 8.57650         0
    01/01/2013 to 12/31/2013.........  $ 8.57650    $11.77701         0
    01/01/2014 to 12/31/2014.........  $11.77701    $13.15227         0
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10608    $ 6.05242         0
    01/01/2009 to 12/31/2009.........  $ 6.05242    $ 7.71076         0
    01/01/2010 to 12/31/2010.........  $ 7.71076    $ 9.06593         0
    01/01/2011 to 12/31/2011.........  $ 9.06593    $ 8.81999         0
    01/01/2012 to 12/31/2012.........  $ 8.81999    $ 9.72149         0
    01/01/2013 to 12/31/2013.........  $ 9.72149    $13.03918         0
    01/01/2014 to 12/31/2014.........  $13.03918    $14.15786         0
 AST LORD ABBETT CORE FIXED INACOME PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.01668    $ 7.54848         0
    01/01/2009 to 12/31/2009.........  $ 7.54848    $ 9.97573         0
    01/01/2010 to 12/31/2010.........  $ 9.97573    $11.10818         0
    01/01/2011 to 12/31/2011.........  $11.10818    $12.01574         0
    01/01/2012 to 12/31/2012.........  $12.01574    $12.49635         0
    01/01/2013 to 12/31/2013.........  $12.49635    $12.02362         0
    01/01/2014 to 12/31/2014.........  $12.02362    $12.55909         0
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11881    $ 6.71476         0
    01/01/2009 to 12/31/2009.........  $ 6.71476    $ 8.66979         0
    01/01/2010 to 12/31/2010.........  $ 8.66979    $ 9.53764         0
    01/01/2011 to 12/31/2011.........  $ 9.53764    $ 9.07111         0
    01/01/2012 to 12/31/2012.........  $ 9.07111    $10.96121         0
    01/01/2013 to 12/31/2013.........  $10.96121    $13.73579         0
    01/01/2014 to 12/31/2014.........  $13.73579    $13.97553         0
 AST MFS GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.13424    $ 6.56429         0
    01/01/2009 to 12/31/2009.........  $ 6.56429    $ 8.01120         0
    01/01/2010 to 12/31/2010.........  $ 8.01120    $ 8.87113         0
    01/01/2011 to 12/31/2011.........  $ 8.87113    $ 8.65826         0
    01/01/2012 to 12/31/2012.........  $ 8.65826    $ 9.95283         0
    01/01/2013 to 12/31/2013.........  $ 9.95283    $13.35868         0
    01/01/2014 to 12/31/2014.........  $13.35868    $14.25809         0
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99850    $10.19026         0
    01/01/2013 to 12/31/2013.........  $10.19026    $13.45712         0
    01/01/2014 to 12/31/2014.........  $13.45712    $14.56229         0
 AST MID-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.18391    $ 6.17834         0
    01/01/2009 to 12/31/2009.........  $ 6.17834    $ 8.42474         0
    01/01/2010 to 12/31/2010.........  $ 8.42474    $10.22431         0
    01/01/2011 to 12/31/2011.........  $10.22431    $ 9.69214         0
    01/01/2012 to 12/31/2012.........  $ 9.69214    $11.26738         0
    01/01/2013 to 12/31/2013.........  $11.26738    $14.64845         0
    01/01/2014 to 12/31/2014.........  $14.64845    $16.53490         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MONEY MARKET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.00016    $10.01676       9,489
    01/01/2009 to 12/31/2009.........  $10.01676    $ 9.85885       7,675
    01/01/2010 to 12/31/2010.........  $ 9.85885    $ 9.68198       4,541
    01/01/2011 to 12/31/2011.........  $ 9.68198    $ 9.50821       8,548
    01/01/2012 to 12/31/2012.........  $ 9.50821    $ 9.33569       7,630
    01/01/2013 to 12/31/2013.........  $ 9.33569    $ 9.16589           0
    01/01/2014 to 12/31/2014.........  $ 9.16589    $ 8.99912           0
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.07330    $ 5.92091           0
    01/01/2009 to 12/31/2009.........  $ 5.92091    $ 8.17592           0
    01/01/2010 to 12/31/2010.........  $ 8.17592    $ 9.90855           0
    01/01/2011 to 12/31/2011.........  $ 9.90855    $ 9.48683           0
    01/01/2012 to 12/31/2012.........  $ 9.48683    $10.90934           0
    01/01/2013 to 12/31/2013.........  $10.90934    $15.21038           0
    01/01/2014 to 12/31/2014.........  $15.21038    $17.06186           0
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02840    $10.06776           0
    01/01/2012 to 12/31/2012.........  $10.06776    $10.36600           0
    01/01/2013 to 12/31/2013.........  $10.36600    $ 9.88907           0
    01/01/2014 to 12/31/2014.........  $ 9.88907    $10.20940           0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10239    $ 6.18965           0
    01/01/2009 to 12/31/2009.........  $ 6.18965    $ 7.88747           0
    01/01/2010 to 12/31/2010.........  $ 7.88747    $ 9.96480           0
    01/01/2011 to 12/31/2011.........  $ 9.96480    $ 9.94889           0
    01/01/2012 to 12/31/2012.........  $ 9.94889    $10.97709           0
    01/01/2013 to 12/31/2013.........  $10.97709    $14.29213           0
    01/01/2014 to 12/31/2014.........  $14.29213    $15.14621           0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.19804    $ 6.35789           0
    01/01/2009 to 12/31/2009.........  $ 6.35789    $ 7.65070           0
    01/01/2010 to 12/31/2010.........  $ 7.65070    $ 9.03398           0
    01/01/2011 to 04/29/2011.........  $ 9.03398    $10.12735           0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99850    $10.31170           0
    01/01/2013 to 12/31/2013.........  $10.31170    $12.03903           0
    01/01/2014 to 12/31/2014.........  $12.03903    $12.42739           0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10124    $ 5.56959           0
    01/01/2009 to 12/31/2009.........  $ 5.56959    $ 9.10550           0
    01/01/2010 to 12/31/2010.........  $ 9.10550    $10.93082         721
    01/01/2011 to 12/31/2011.........  $10.93082    $ 8.55660           0
    01/01/2012 to 12/31/2012.........  $ 8.55660    $ 9.90696           0
    01/01/2013 to 12/31/2013.........  $ 9.90696    $ 9.74843           0
    01/01/2014 to 12/31/2014.........  $ 9.74843    $ 9.12289           0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.99950    $ 9.75613           0
    01/01/2009 to 12/31/2009.........  $ 9.75613    $10.55860           0
    01/01/2010 to 12/31/2010.........  $10.55860    $10.77071           0
    01/01/2011 to 12/31/2011.........  $10.77071    $10.81289           0
    01/01/2012 to 12/31/2012.........  $10.81289    $11.11432           0
    01/01/2013 to 12/31/2013.........  $11.11432    $10.67489           0
    01/01/2014 to 12/31/2014.........  $10.67489    $10.47046           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.02358    $ 9.37569           0
    01/01/2009 to 12/31/2009.........  $ 9.37569    $10.72646           0
    01/01/2010 to 12/31/2010.........  $10.72646    $11.34411           0
    01/01/2011 to 12/31/2011.........  $11.34411    $11.49209           0
    01/01/2012 to 12/31/2012.........  $11.49209    $12.33447           0
    01/01/2013 to 12/31/2013.........  $12.33447    $11.88764           0
    01/01/2014 to 12/31/2014.........  $11.88764    $12.16528           0
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.05933    $ 8.00066           0
    01/01/2009 to 12/31/2009.........  $ 8.00066    $ 9.42913           0
    01/01/2010 to 12/31/2010.........  $ 9.42913    $10.23631           0
    01/01/2011 to 12/31/2011.........  $10.23631    $10.15048           0
    01/01/2012 to 12/31/2012.........  $10.15048    $10.99940           0
    01/01/2013 to 12/31/2013.........  $10.99940    $11.79406           0
    01/01/2014 to 12/31/2014.........  $11.79406    $12.24836           0
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01841    $10.06767           0
    01/01/2012 to 12/31/2012.........  $10.06767    $10.58713           0
    01/01/2013 to 12/31/2013.........  $10.58713    $10.15419           0
    01/01/2014 to 12/31/2014.........  $10.15419    $10.57374           0
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11404    $ 6.08863       1,214
    01/01/2009 to 12/31/2009.........  $ 6.08863    $ 7.53059           0
    01/01/2010 to 12/31/2010.........  $ 7.53059    $ 8.79989           0
    01/01/2011 to 12/31/2011.........  $ 8.79989    $ 8.10314           0
    01/01/2012 to 12/31/2012.........  $ 8.10314    $ 8.98346           0
    01/01/2013 to 12/31/2013.........  $ 8.98346    $10.32177           0
    01/01/2014 to 12/31/2014.........  $10.32177    $11.06612           0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99849    $ 8.88965           0
    01/01/2012 to 12/31/2012.........  $ 8.88965    $ 9.87612           0
    01/01/2013 to 12/31/2013.........  $ 9.87612    $11.86832           0
    01/01/2014 to 12/31/2014.........  $11.86832    $12.40997           0
 AST RCM WORLD TRENDS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08105    $ 7.33816           0
    01/01/2009 to 12/31/2009.........  $ 7.33816    $ 8.88974           0
    01/01/2010 to 12/31/2010.........  $ 8.88974    $ 9.76823           0
    01/01/2011 to 12/31/2011.........  $ 9.76823    $ 9.41669           0
    01/01/2012 to 12/31/2012.........  $ 9.41669    $10.19577           0
    01/01/2013 to 12/31/2013.........  $10.19577    $11.25550           0
    01/01/2014 to 12/31/2014.........  $11.25550    $11.61878           0
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09923    $ 6.68990           0
    01/01/2009 to 12/31/2009.........  $ 6.68990    $ 8.33178           0
    01/01/2010 to 12/31/2010.........  $ 8.33178    $ 9.35347           0
    01/01/2011 to 12/31/2011.........  $ 9.35347    $ 8.96419           0
    01/01/2012 to 12/31/2012.........  $ 8.96419    $10.20048           0
    01/01/2013 to 12/31/2013.........  $10.20048    $11.82366           0
    01/01/2014 to 12/31/2014.........  $11.82366    $12.23927           0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08669    $ 7.08517           0
    01/01/2009 to 12/31/2009.........  $ 7.08517    $ 8.86334           0
    01/01/2010 to 12/31/2010.........  $ 8.86334    $ 9.73007           0
    01/01/2011 to 12/31/2011.........  $ 9.73007    $ 9.23030           0
    01/01/2012 to 12/31/2012.........  $ 9.23030    $10.07132           0
    01/01/2013 to 12/31/2013.........  $10.07132    $11.31196           0
    01/01/2014 to 12/31/2014.........  $11.31196    $11.44334           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.17494    $ 6.22217         0
    01/01/2009 to 12/31/2009.........  $ 6.22217    $ 8.10434         0
    01/01/2010 to 12/31/2010.........  $ 8.10434    $10.54669         0
    01/01/2011 to 12/31/2011.........  $10.54669    $ 8.99737         0
    01/01/2012 to 12/31/2012.........  $ 8.99737    $10.60668         0
    01/01/2013 to 12/31/2013.........  $10.60668    $14.66386         0
    01/01/2014 to 12/31/2014.........  $14.66386    $15.10842         0
 AST SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.06879    $ 7.55512         0
    01/01/2009 to 12/31/2009.........  $ 7.55512    $ 9.42045         0
    01/01/2010 to 12/31/2010.........  $ 9.42045    $11.65332         0
    01/01/2011 to 12/31/2011.........  $11.65332    $10.75786         0
    01/01/2012 to 12/31/2012.........  $10.75786    $12.48001         0
    01/01/2013 to 12/31/2013.........  $12.48001    $16.83581         0
    01/01/2014 to 12/31/2014.........  $16.83581    $17.40047         0
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09538    $ 7.44707         0
    01/01/2009 to 12/31/2009.........  $ 7.44707    $ 9.07651         0
    01/01/2010 to 12/31/2010.........  $ 9.07651    $ 9.93939         0
    01/01/2011 to 12/31/2011.........  $ 9.93939    $ 9.95250         0
    01/01/2012 to 12/31/2012.........  $ 9.95250    $11.08999         0
    01/01/2013 to 12/31/2013.........  $11.08999    $12.72114         0
    01/01/2014 to 12/31/2014.........  $12.72114    $13.22410         0
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.17686    $ 6.09430         0
    01/01/2009 to 12/31/2009.........  $ 6.09430    $ 7.40731         0
    01/01/2010 to 12/31/2010.........  $ 7.40731    $ 8.23578         0
    01/01/2011 to 12/31/2011.........  $ 8.23578    $ 7.95365         0
    01/01/2012 to 12/31/2012.........  $ 7.95365    $ 9.15588         0
    01/01/2013 to 12/31/2013.........  $ 9.15588    $11.65790         0
    01/01/2014 to 12/31/2014.........  $11.65790    $12.30061         0
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.17984    $ 6.21461         0
    01/01/2009 to 12/31/2009.........  $ 6.21461    $ 9.35809         0
    01/01/2010 to 12/31/2010.........  $ 9.35809    $10.64054         0
    01/01/2011 to 12/31/2011.........  $10.64054    $10.27016         0
    01/01/2012 to 12/31/2012.........  $10.27016    $11.85593         0
    01/01/2013 to 12/31/2013.........  $11.85593    $16.76518         0
    01/01/2014 to 12/31/2014.........  $16.76518    $17.83389         0
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.86542    $ 4.67759         0
    01/01/2009 to 12/31/2009.........  $ 4.67759    $ 6.85892         0
    01/01/2010 to 12/31/2010.........  $ 6.85892    $ 8.11160         0
    01/01/2011 to 12/31/2011.........  $ 8.11160    $ 6.77612         0
    01/01/2012 to 12/31/2012.........  $ 6.77612    $ 6.89329         0
    01/01/2013 to 12/31/2013.........  $ 6.89329    $ 7.80884         0
    01/01/2014 to 12/31/2014.........  $ 7.80884    $ 7.02574         0
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.96092    $ 9.19113         0
    01/01/2009 to 12/31/2009.........  $ 9.19113    $10.11731         0
    01/01/2010 to 12/31/2010.........  $10.11731    $10.50380         0
    01/01/2011 to 12/31/2011.........  $10.50380    $10.73826         0
    01/01/2012 to 12/31/2012.........  $10.73826    $11.09352         0
    01/01/2013 to 12/31/2013.........  $11.09352    $10.48297         0
    01/01/2014 to 12/31/2014.........  $10.48297    $10.34959         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.12662    $ 6.08294           0
    01/01/2009 to 12/31/2009.........  $ 6.08294    $ 7.67028           0
    01/01/2010 to 12/31/2010.........  $ 7.67028    $ 8.63306           0
    01/01/2011 to 12/31/2011.........  $ 8.63306    $ 8.18338           0
    01/01/2012 to 12/31/2012.........  $ 8.18338    $ 8.91867           0
    01/01/2013 to 12/31/2013.........  $ 8.91867    $10.55175           0
    01/01/2014 to 12/31/2014.........  $10.55175    $10.93003           0
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.00920    $ 9.08154           0
    01/01/2009 to 12/31/2009.........  $ 9.08154    $ 9.95339           0
    01/01/2010 to 12/31/2010.........  $ 9.95339    $10.53441           0
    01/01/2011 to 12/31/2011.........  $10.53441    $10.96619           0
    01/01/2012 to 12/31/2012.........  $10.96619    $11.61193           0
    01/01/2013 to 12/31/2013.........  $11.61193    $11.23057           0
    01/01/2014 to 12/31/2014.........  $11.23057    $11.81990           0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07806    $ 6.63510       8,338
    01/01/2009 to 12/31/2009.........  $ 6.63510    $ 8.47299       6,541
    01/01/2010 to 12/31/2010.........  $ 8.47299    $ 9.17078       2,549
    01/01/2011 to 12/31/2011.........  $ 9.17078    $ 8.85376       2,655
    01/01/2012 to 09/21/2012.........  $ 8.85376    $ 9.90678           0
 PROFUND VP CONSUMER GOODS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08894    $ 7.66221           0
    01/01/2009 to 12/31/2009.........  $ 7.66221    $ 9.14524           0
    01/01/2010 to 12/31/2010.........  $ 9.14524    $10.53788           0
    01/01/2011 to 12/31/2011.........  $10.53788    $11.06533           0
    01/01/2012 to 12/31/2012.........  $11.06533    $12.04334           0
    01/01/2013 to 12/31/2013.........  $12.04334    $15.18854           0
    01/01/2014 to 12/31/2014.........  $15.18854    $16.43735           0
 PROFUND VP CONSUMER SERVICES
    05/01/2008* to 12/31/2008........  $10.26795    $ 7.03392           0
    01/01/2009 to 12/31/2009.........  $ 7.03392    $ 9.03342           0
    01/01/2010 to 12/31/2010.........  $ 9.03342    $10.76619           0
    01/01/2011 to 12/31/2011.........  $10.76619    $11.15196           0
    01/01/2012 to 12/31/2012.........  $11.15196    $13.36838           0
    01/01/2013 to 12/31/2013.........  $13.36838    $18.35828           0
    01/01/2014 to 12/31/2014.........  $18.35828    $20.27035           0
 PROFUND VP FINANCIALS
    05/01/2008* to 12/31/2008........  $10.38565    $ 5.26565           0
    01/01/2009 to 12/31/2009.........  $ 5.26565    $ 5.94594           0
    01/01/2010 to 12/31/2010.........  $ 5.94594    $ 6.47589           0
    01/01/2011 to 12/31/2011.........  $ 6.47589    $ 5.47881           0
    01/01/2012 to 12/31/2012.........  $ 5.47881    $ 6.70915           0
    01/01/2013 to 12/31/2013.........  $ 6.70915    $ 8.70016           0
    01/01/2014 to 12/31/2014.........  $ 8.70016    $ 9.64522           0
 PROFUND VP HEALTH CARE
    05/01/2008* to 12/31/2008........  $10.15187    $ 8.32611           0
    01/01/2009 to 12/31/2009.........  $ 8.32611    $ 9.77331           0
    01/01/2010 to 12/31/2010.........  $ 9.77331    $ 9.86852           0
    01/01/2011 to 12/31/2011.........  $ 9.86852    $10.66914           0
    01/01/2012 to 12/31/2012.........  $10.66914    $12.29789           0
    01/01/2013 to 12/31/2013.........  $12.29789    $16.87479           0
    01/01/2014 to 12/31/2014.........  $16.87479    $20.49446           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP INDUSTRIALS
    05/01/2008* to 12/31/2008........  $10.16538    $ 6.08946         0
    01/01/2009 to 12/31/2009.........  $ 6.08946    $ 7.41951         0
    01/01/2010 to 12/31/2010.........  $ 7.41951    $ 9.01467         0
    01/01/2011 to 12/31/2011.........  $ 9.01467    $ 8.69300         0
    01/01/2012 to 12/31/2012.........  $ 8.69300    $ 9.88303         0
    01/01/2013 to 12/31/2013.........  $ 9.88303    $13.40882         0
    01/01/2014 to 12/31/2014.........  $13.40882    $13.89917         0
 PROFUND VP LARGE-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.11061    $ 6.70828         0
    01/01/2009 to 12/31/2009.........  $ 6.70828    $ 8.54469         0
    01/01/2010 to 12/31/2010.........  $ 8.54469    $ 9.49532         0
    01/01/2011 to 12/31/2011.........  $ 9.49532    $ 9.61467         0
    01/01/2012 to 12/31/2012.........  $ 9.61467    $10.64000         0
    01/01/2013 to 12/31/2013.........  $10.64000    $13.64996         0
    01/01/2014 to 12/31/2014.........  $13.64996    $15.13419         0
 PROFUND VP LARGE-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.24139    $ 6.26405         0
    01/01/2009 to 12/31/2009.........  $ 6.26405    $ 7.34729         0
    01/01/2010 to 12/31/2010.........  $ 7.34729    $ 8.14379         0
    01/01/2011 to 12/31/2011.........  $ 8.14379    $ 7.89362         0
    01/01/2012 to 12/31/2012.........  $ 7.89362    $ 8.94486         0
    01/01/2013 to 12/31/2013.........  $ 8.94486    $11.40750         0
    01/01/2014 to 12/31/2014.........  $11.40750    $12.37319         0
 PROFUND VP MID-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.07238    $ 6.19211         0
    01/01/2009 to 12/31/2009.........  $ 6.19211    $ 8.40894         0
    01/01/2010 to 12/31/2010.........  $ 8.40894    $10.60215         0
    01/01/2011 to 12/31/2011.........  $10.60215    $10.10842         0
    01/01/2012 to 12/31/2012.........  $10.10842    $11.45069         0
    01/01/2013 to 12/31/2013.........  $11.45069    $14.67425         0
    01/01/2014 to 12/31/2014.........  $14.67425    $15.25610         0
 PROFUND VP MID-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.18836    $ 6.45628         0
    01/01/2009 to 12/31/2009.........  $ 6.45628    $ 8.29575         0
    01/01/2010 to 12/31/2010.........  $ 8.29575    $ 9.81056         0
    01/01/2011 to 12/31/2011.........  $ 9.81056    $ 9.25438         0
    01/01/2012 to 12/31/2012.........  $ 9.25438    $10.59088         0
    01/01/2013 to 12/31/2013.........  $10.59088    $13.74226         0
    01/01/2014 to 12/31/2014.........  $13.74226    $14.86655         0
 PROFUND VP REAL ESTATE
    05/01/2008* to 12/31/2008........  $10.25886    $ 5.51137         0
    01/01/2009 to 12/31/2009.........  $ 5.51137    $ 6.92070         0
    01/01/2010 to 12/31/2010.........  $ 6.92070    $ 8.47271         0
    01/01/2011 to 12/31/2011.........  $ 8.47271    $ 8.71397         0
    01/01/2012 to 12/31/2012.........  $ 8.71397    $10.02433         0
    01/01/2013 to 12/31/2013.........  $10.02433    $ 9.85104         0
    01/01/2014 to 12/31/2014.........  $ 9.85104    $12.09162         0
 PROFUND VP SMALL-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.11351    $ 6.80139         0
    01/01/2009 to 12/31/2009.........  $ 6.80139    $ 8.42525         0
    01/01/2010 to 12/31/2010.........  $ 8.42525    $10.39993         0
    01/01/2011 to 12/31/2011.........  $10.39993    $10.34192         0
    01/01/2012 to 12/31/2012.........  $10.34192    $11.42077         0
    01/01/2013 to 12/31/2013.........  $11.42077    $15.74612         0
    01/01/2014 to 12/31/2014.........  $15.74612    $15.79562         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP SMALL-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.22851    $ 7.17028         0
    01/01/2009 to 12/31/2009.........  $ 7.17028    $ 8.47617         0
    01/01/2010 to 12/31/2010.........  $ 8.47617    $10.16152         0
    01/01/2011 to 12/31/2011.........  $10.16152    $ 9.56771         0
    01/01/2012 to 12/31/2012.........  $ 9.56771    $10.91100         0
    01/01/2013 to 12/31/2013.........  $10.91100    $14.74867         0
    01/01/2014 to 12/31/2014.........  $14.74867    $15.32227         0
 PROFUND VP TELECOMMUNICATIONS
    05/01/2008* to 12/31/2008........  $10.27808    $ 7.25976         0
    01/01/2009 to 12/31/2009.........  $ 7.25976    $ 7.64946         0
    01/01/2010 to 12/31/2010.........  $ 7.64946    $ 8.68842         0
    01/01/2011 to 12/31/2011.........  $ 8.68842    $ 8.69004         0
    01/01/2012 to 12/31/2012.........  $ 8.69004    $ 9.94084         0
    01/01/2013 to 12/31/2013.........  $ 9.94084    $10.93801         0
    01/01/2014 to 12/31/2014.........  $10.93801    $10.79981         0
 PROFUND VP UTILITIES
    05/01/2008* to 12/31/2008........  $10.09853    $ 7.20642         0
    01/01/2009 to 12/31/2009.........  $ 7.20642    $ 7.83486         0
    01/01/2010 to 12/31/2010.........  $ 7.83486    $ 8.15010         0
    01/01/2011 to 12/31/2011.........  $ 8.15010    $ 9.40326         0
    01/01/2012 to 12/31/2012.........  $ 9.40326    $ 9.24487         0
    01/01/2013 to 12/31/2013.........  $ 9.24487    $10.28514         0
    01/01/2014 to 12/31/2014.........  $10.28514    $12.71197         0

* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

   ACCUMULATION UNIT VALUES: COMBINATION 5% ROLL UP AND HAV DEATH BENEFIT OR
                   HIGHEST DAILY VALUE DEATH BENEFIT (2.00%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09551    $ 6.96330       21,165
    01/01/2009 to 12/31/2009.........  $ 6.96330    $ 8.48932       29,611
    01/01/2010 to 12/31/2010.........  $ 8.48932    $ 9.31844       30,273
    01/01/2011 to 12/31/2011.........  $ 9.31844    $ 8.89288       23,460
    01/01/2012 to 12/31/2012.........  $ 8.89288    $ 9.81352        4,898
    01/01/2013 to 12/31/2013.........  $ 9.81352    $10.58039        1,693
    01/01/2014 to 12/31/2014.........  $10.58039    $10.76873        1,982
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.32163    $ 7.20529        2,651
    01/01/2009 to 12/31/2009.........  $ 7.20529    $ 8.91466        3,289
    01/01/2010 to 12/31/2010.........  $ 8.91466    $ 9.93758        3,363
    01/01/2011 to 12/31/2011.........  $ 9.93758    $ 9.75359        2,669
    01/01/2012 to 12/31/2012.........  $ 9.75359    $10.86695        2,848
    01/01/2013 to 12/31/2013.........  $10.86695    $12.41758        2,758
    01/01/2014 to 12/31/2014.........  $12.41758    $12.91730        2,459
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.10124    $ 6.10700            0
    01/01/2009 to 12/31/2009.........  $ 6.10700    $ 7.05119            0
    01/01/2010 to 12/31/2010.........  $ 7.05119    $ 7.86990            0
    01/01/2011 to 12/31/2011.........  $ 7.86990    $ 7.99111            0
    01/01/2012 to 05/04/2012.........  $ 7.99111    $ 8.67326            0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.19781    $ 7.29038       79,410
    01/01/2009 to 12/31/2009.........  $ 7.29038    $ 8.81240      113,007
    01/01/2010 to 12/31/2010.........  $ 8.81240    $ 9.70328      123,978
    01/01/2011 to 12/31/2011.........  $ 9.70328    $ 9.39739       86,899
    01/01/2012 to 12/31/2012.........  $ 9.39739    $10.36189       85,259
    01/01/2013 to 12/31/2013.........  $10.36189    $11.95116       87,378
    01/01/2014 to 12/31/2014.........  $11.95116    $12.48063       85,872
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99837    $ 9.14728            0
    01/01/2012 to 12/31/2012.........  $ 9.14728    $10.03408            0
    01/01/2013 to 12/31/2013.........  $10.03408    $10.90457            0
    01/01/2014 to 12/31/2014.........  $10.90457    $11.21374            0
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99837    $10.47735            0
    01/01/2014 to 12/31/2014.........  $10.47735    $10.63915            0
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........  $ 9.99891    $ 9.36236            0
    01/01/2010 to 12/31/2010.........  $ 9.36236    $10.14931            0
    01/01/2011 to 12/31/2011.........  $10.14931    $10.90959            0
    01/01/2012 to 12/31/2012.........  $10.90959    $11.14047            0
    01/01/2013 to 12/31/2013.........  $11.14047    $10.84668            0
    01/01/2014 to 12/31/2014.........  $10.84668    $10.68274            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2018
    05/01/2008* to 12/31/2008........  $10.02964    $12.15196        5,044
    01/01/2009 to 12/31/2009.........  $12.15196    $11.19256          284
    01/01/2010 to 12/31/2010.........  $11.19256    $12.20028            0
    01/01/2011 to 12/31/2011.........  $12.20028    $13.58541            0
    01/01/2012 to 12/31/2012.........  $13.58541    $14.07951            0
    01/01/2013 to 12/31/2013.........  $14.07951    $13.36921            0
    01/01/2014 to 12/31/2014.........  $13.36921    $13.45570            0
 AST BOND PORTFOLIO 2019
    05/01/2008* to 12/31/2008........  $10.02961    $12.20922            0
    01/01/2009 to 12/31/2009.........  $12.20922    $11.04775       19,466
    01/01/2010 to 12/31/2010.........  $11.04775    $12.06135       19,372
    01/01/2011 to 12/31/2011.........  $12.06135    $13.71364       19,372
    01/01/2012 to 12/31/2012.........  $13.71364    $14.23169       19,372
    01/01/2013 to 12/31/2013.........  $14.23169    $13.27814       19,372
    01/01/2014 to 12/31/2014.........  $13.27814    $13.57257       19,372
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........  $ 9.99891    $ 8.77422            0
    01/01/2010 to 12/31/2010.........  $ 8.77422    $ 9.62088       25,179
    01/01/2011 to 12/31/2011.........  $ 9.62088    $11.19386          135
    01/01/2012 to 12/31/2012.........  $11.19386    $11.66716            0
    01/01/2013 to 12/31/2013.........  $11.66716    $10.69283            0
    01/01/2014 to 12/31/2014.........  $10.69283    $11.12858            0
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99783    $10.98990        2,878
    01/01/2011 to 12/31/2011.........  $10.98990    $12.96164       13,177
    01/01/2012 to 12/31/2012.........  $12.96164    $13.57004       13,177
    01/01/2013 to 12/31/2013.........  $13.57004    $12.37228            0
    01/01/2014 to 12/31/2014.........  $12.37228    $13.06100            0
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99837    $12.00054        4,551
    01/01/2012 to 12/31/2012.........  $12.00054    $12.45243        4,787
    01/01/2013 to 12/31/2013.........  $12.45243    $11.01817            0
    01/01/2014 to 12/31/2014.........  $11.01817    $11.92200            0
 AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012........  $ 9.99783    $10.38164            0
    01/01/2013 to 12/31/2013.........  $10.38164    $ 9.13969       33,017
    01/01/2014 to 12/31/2014.........  $ 9.13969    $10.09104       19,719
 AST BOND PORTFOLIO 2024
    01/02/2013* to 12/31/2013........  $ 9.99891    $ 8.73495        8,531
    01/01/2014 to 12/31/2014.........  $ 8.73495    $ 9.81300        6,847
 AST BOND PORTFOLIO 2025
    01/02/2014* to 12/31/2014........  $ 9.99891    $11.28402            0
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14514    $10.29611            0
    01/01/2010 to 12/31/2010.........  $10.29611    $11.47933            0
    01/01/2011 to 12/31/2011.........  $11.47933    $10.59336            0
    01/01/2012 to 12/31/2012.........  $10.59336    $11.75942            0
    01/01/2013 to 12/31/2013.........  $11.75942    $15.15203            0
    01/01/2014 to 12/31/2014.........  $15.15203    $16.37942            0
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.98738    $ 6.63661       42,778
    01/01/2009 to 12/31/2009.........  $ 6.63661    $ 8.15440        6,851
    01/01/2010 to 12/31/2010.........  $ 8.15440    $ 9.06354        7,431
    01/01/2011 to 12/31/2011.........  $ 9.06354    $ 8.67023       22,797
    01/01/2012 to 12/31/2012.........  $ 8.67023    $ 9.66614       28,617
    01/01/2013 to 12/31/2013.........  $ 9.66614    $11.62563       33,327
    01/01/2014 to 12/31/2014.........  $11.62563    $12.19464       32,926

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99837    $11.63127            0
    01/01/2014 to 12/31/2014.........  $11.63127    $12.95483            0
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.45886    $ 5.95633            0
    01/01/2009 to 12/31/2009.........  $ 5.95633    $ 7.70368            0
    01/01/2010 to 12/31/2010.........  $ 7.70368    $ 9.71947            0
    01/01/2011 to 12/31/2011.........  $ 9.71947    $10.15692            0
    01/01/2012 to 12/31/2012.........  $10.15692    $11.48537            0
    01/01/2013 to 12/31/2013.........  $11.48537    $11.61264            0
    01/01/2014 to 12/31/2014.........  $11.61264    $14.90415            0
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    05/01/2008* to 07/18/2008........  $ 8.66823    $ 8.06950            0
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99837    $ 9.66831            0
    01/01/2014 to 12/31/2014.........  $ 9.66831    $ 9.96202            0
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.05081    $ 6.68856        6,445
    01/01/2009 to 12/31/2009.........  $ 6.68856    $ 8.12119       12,852
    01/01/2010 to 12/31/2010.........  $ 8.12119    $ 9.10528        7,395
    01/01/2011 to 12/31/2011.........  $ 9.10528    $ 8.79235        6,290
    01/01/2012 to 12/31/2012.........  $ 8.79235    $ 9.53605        3,514
    01/01/2013 to 12/31/2013.........  $ 9.53605    $10.72878        1,879
    01/01/2014 to 12/31/2014.........  $10.72878    $10.84963        3,366
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10352    $ 7.49086            0
    01/01/2009 to 12/31/2009.........  $ 7.49086    $ 8.90284            0
    01/01/2010 to 12/31/2010.........  $ 8.90284    $ 9.89103            0
    01/01/2011 to 12/31/2011.........  $ 9.89103    $ 9.45734            0
    01/01/2012 to 12/31/2012.........  $ 9.45734    $10.53557            0
    01/01/2013 to 12/31/2013.........  $10.53557    $12.31431            0
    01/01/2014 to 12/31/2014.........  $12.31431    $12.76298            0
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99838    $ 7.46229          447
    01/01/2009 to 11/13/2009.........  $ 7.46229    $ 8.32307            0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99837    $10.72497        4,655
    01/01/2013 to 12/31/2013.........  $10.72497    $13.08749        4,004
    01/01/2014 to 12/31/2014.........  $13.08749    $13.23825        4,096
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99837    $10.79306            0
    01/01/2014 to 12/31/2014.........  $10.79306    $10.85191            0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17506    $ 6.10465            0
    01/01/2009 to 12/31/2009.........  $ 6.10465    $ 8.08534            0
    01/01/2010 to 12/31/2010.........  $ 8.08534    $ 9.52771            0
    01/01/2011 to 12/31/2011.........  $ 9.52771    $ 8.87015            0
    01/01/2012 to 12/31/2012.........  $ 8.87015    $11.02655            0
    01/01/2013 to 12/31/2013.........  $11.02655    $11.28002            0
    01/01/2014 to 12/31/2014.........  $11.28002    $12.59829            0
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.98704    $ 6.08795            0
    01/01/2009 to 12/31/2009.........  $ 6.08795    $ 8.91680            0
    01/01/2010 to 12/31/2010.........  $ 8.91680    $ 9.64107            0
    01/01/2011 to 12/31/2011.........  $ 9.64107    $ 9.07796            0
    01/01/2012 to 12/31/2012.........  $ 9.07796    $10.65840            0
    01/01/2013 to 12/31/2013.........  $10.65840    $13.55661            0
    01/01/2014 to 02/07/2014.........  $13.55661    $13.33216            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.34177    $ 5.92701       2,881
    01/01/2009 to 12/31/2009.........  $ 5.92701    $ 6.92560           0
    01/01/2010 to 12/31/2010.........  $ 6.92560    $ 7.66452           0
    01/01/2011 to 12/31/2011.........  $ 7.66452    $ 7.09949           0
    01/01/2012 to 12/31/2012.........  $ 7.09949    $ 8.32876           0
    01/01/2013 to 12/31/2013.........  $ 8.32876    $10.90420           0
    01/01/2014 to 12/31/2014.........  $10.90420    $12.09395           0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.32662    $ 6.04394           0
    01/01/2009 to 12/31/2009.........  $ 6.04394    $ 9.30832         341
    01/01/2010 to 12/31/2010.........  $ 9.30832    $10.93481         357
    01/01/2011 to 12/31/2011.........  $10.93481    $10.40118         357
    01/01/2012 to 12/31/2012.........  $10.40118    $12.19665         357
    01/01/2013 to 12/31/2013.........  $12.19665    $15.80652         357
    01/01/2014 to 12/31/2014.........  $15.80652    $17.28255         357
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08919    $ 7.59959       4,254
    01/01/2009 to 12/31/2009.........  $ 7.59959    $ 9.19243       5,320
    01/01/2010 to 12/31/2010.........  $ 9.19243    $10.05726       5,286
    01/01/2011 to 12/31/2011.........  $10.05726    $ 9.81014       4,057
    01/01/2012 to 12/31/2012.........  $ 9.81014    $10.59140       4,802
    01/01/2013 to 12/31/2013.........  $10.59140    $11.40318       4,648
    01/01/2014 to 12/31/2014.........  $11.40318    $11.63104       4,491
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03326    $ 7.62849           0
    01/01/2009 to 12/31/2009.........  $ 7.62849    $ 9.48655           0
    01/01/2010 to 12/31/2010.........  $ 9.48655    $11.78990           0
    01/01/2011 to 12/31/2011.........  $11.78990    $11.70926           0
    01/01/2012 to 12/31/2012.........  $11.70926    $13.28002           0
    01/01/2013 to 12/31/2013.........  $13.28002    $18.07246           0
    01/01/2014 to 12/31/2014.........  $18.07246    $18.99295           0
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.34863    $ 6.02426           0
    01/01/2009 to 12/31/2009.........  $ 6.02426    $ 6.98434           0
    01/01/2010 to 12/31/2010.........  $ 6.98434    $ 7.69919           0
    01/01/2011 to 12/31/2011.........  $ 7.69919    $ 7.51114           0
    01/01/2012 to 12/31/2012.........  $ 7.51114    $ 8.35028           0
    01/01/2013 to 12/31/2013.........  $ 8.35028    $11.02125           0
    01/01/2014 to 12/31/2014.........  $11.02125    $10.97323           0
 AST HIGH YIELD PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.60380    $ 7.67272           0
    01/01/2009 to 12/31/2009.........  $ 7.67272    $10.19632           0
    01/01/2010 to 12/31/2010.........  $10.19632    $11.34562           0
    01/01/2011 to 12/31/2011.........  $11.34562    $11.47618           0
    01/01/2012 to 12/31/2012.........  $11.47618    $12.81144           0
    01/01/2013 to 12/31/2013.........  $12.81144    $13.46171           0
    01/01/2014 to 12/31/2014.........  $13.46171    $13.53498           0
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.49604    $ 5.39424       1,348
    01/01/2009 to 12/31/2009.........  $ 5.39424    $ 7.15452           0
    01/01/2010 to 12/31/2010.........  $ 7.15452    $ 8.03101           0
    01/01/2011 to 12/31/2011.........  $ 8.03101    $ 6.85583           0
    01/01/2012 to 12/31/2012.........  $ 6.85583    $ 8.08984           0
    01/01/2013 to 12/31/2013.........  $ 8.08984    $ 9.44239           0
    01/01/2014 to 12/31/2014.........  $ 9.44239    $ 8.74554           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.87987    $ 5.74172        1,274
    01/01/2009 to 12/31/2009.........  $ 5.74172    $ 7.34575            0
    01/01/2010 to 12/31/2010.........  $ 7.34575    $ 7.99967            0
    01/01/2011 to 12/31/2011.........  $ 7.99967    $ 6.85845            0
    01/01/2012 to 12/31/2012.........  $ 6.85845    $ 7.84487            0
    01/01/2013 to 12/31/2013.........  $ 7.84487    $ 9.18809            0
    01/01/2014 to 12/31/2014.........  $ 9.18809    $ 8.40373            0
 AST INVESTMENT GRADE BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.02949    $10.76729       61,513
    01/01/2009 to 12/31/2009.........  $10.76729    $11.74908       15,314
    01/01/2010 to 12/31/2010.........  $11.74908    $12.76362        1,040
    01/01/2011 to 12/31/2011.........  $12.76362    $14.07075       43,576
    01/01/2012 to 12/31/2012.........  $14.07075    $15.09093       17,057
    01/01/2013 to 12/31/2013.........  $15.09093    $14.32384       13,783
    01/01/2014 to 12/31/2014.........  $14.32384    $14.98759       11,766
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11170    $ 7.12451            0
    01/01/2009 to 12/31/2009.........  $ 7.12451    $ 8.84721            0
    01/01/2010 to 12/31/2010.........  $ 8.84721    $ 9.87201            0
    01/01/2011 to 12/31/2011.........  $ 9.87201    $ 9.62331            0
    01/01/2012 to 12/31/2012.........  $ 9.62331    $10.71552            0
    01/01/2013 to 12/31/2013.........  $10.71552    $12.21546            0
    01/01/2014 to 12/31/2014.........  $12.21546    $12.73775            0
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.06285    $ 5.93648        2,858
    01/01/2009 to 12/31/2009.........  $ 5.93648    $ 7.90824        2,426
    01/01/2010 to 12/31/2010.........  $ 7.90824    $ 8.30893        2,731
    01/01/2011 to 12/31/2011.........  $ 8.30893    $ 7.40062        2,731
    01/01/2012 to 12/31/2012.........  $ 7.40062    $ 8.84469        2,731
    01/01/2013 to 12/31/2013.........  $ 8.84469    $10.00301        2,731
    01/01/2014 to 12/31/2014.........  $10.00301    $ 9.18241        2,731
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.21811    $ 7.81882        2,069
    01/01/2009 to 12/31/2009.........  $ 7.81882    $ 9.35320        3,349
    01/01/2010 to 12/31/2010.........  $ 9.35320    $ 9.84066        3,622
    01/01/2011 to 12/31/2011.........  $ 9.84066    $ 9.67022        2,090
    01/01/2012 to 12/31/2012.........  $ 9.67022    $10.49628        2,839
    01/01/2013 to 12/31/2013.........  $10.49628    $11.42545        3,166
    01/01/2014 to 12/31/2014.........  $11.42545    $11.81147        3,148
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08376    $10.28629            0
    01/01/2010 to 12/31/2010.........  $10.28629    $11.22561            0
    01/01/2011 to 12/31/2011.........  $11.22561    $11.07842            0
    01/01/2012 to 12/31/2012.........  $11.07842    $12.50999            0
    01/01/2013 to 12/31/2013.........  $12.50999    $16.74023            0
    01/01/2014 to 12/31/2014.........  $16.74023    $17.97126            0
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.15168    $ 5.47685            0
    01/01/2009 to 12/31/2009.........  $ 5.47685    $ 6.41273            0
    01/01/2010 to 12/31/2010.........  $ 6.41273    $ 7.11421            0
    01/01/2011 to 12/31/2011.........  $ 7.11421    $ 6.68293            0
    01/01/2012 to 12/31/2012.........  $ 6.68293    $ 7.65784            0
    01/01/2013 to 12/31/2013.........  $ 7.65784    $10.50016            0
    01/01/2014 to 12/31/2014.........  $10.50016    $11.70904            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.98124    $ 5.97186            0
    01/01/2009 to 12/31/2009.........  $ 5.97186    $ 7.59687        2,099
    01/01/2010 to 12/31/2010.........  $ 7.59687    $ 8.91884        2,262
    01/01/2011 to 12/31/2011.........  $ 8.91884    $ 8.66411        2,262
    01/01/2012 to 12/31/2012.........  $ 8.66411    $ 9.53565        2,262
    01/01/2013 to 12/31/2013.........  $ 9.53565    $12.77095        2,262
    01/01/2014 to 12/31/2014.........  $12.77095    $13.84612        2,262
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.37930    $ 7.81406            0
    01/01/2009 to 12/31/2009.........  $ 7.81406    $10.31155            0
    01/01/2010 to 12/31/2010.........  $10.31155    $11.46522            0
    01/01/2011 to 12/31/2011.........  $11.46522    $12.38372            0
    01/01/2012 to 12/31/2012.........  $12.38372    $12.86007            0
    01/01/2013 to 12/31/2013.........  $12.86007    $12.35540            0
    01/01/2014 to 12/31/2014.........  $12.35540    $12.88674            0
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.17077    $ 6.74262            0
    01/01/2009 to 12/31/2009.........  $ 6.74262    $ 8.69300            0
    01/01/2010 to 12/31/2010.........  $ 8.69300    $ 9.54906            0
    01/01/2011 to 12/31/2011.........  $ 9.54906    $ 9.06853            0
    01/01/2012 to 12/31/2012.........  $ 9.06853    $10.94202            0
    01/01/2013 to 12/31/2013.........  $10.94202    $13.69158            0
    01/01/2014 to 12/31/2014.........  $13.69158    $13.91000            0
 AST MFS GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.37511    $ 6.71375            0
    01/01/2009 to 12/31/2009.........  $ 6.71375    $ 8.18166            0
    01/01/2010 to 12/31/2010.........  $ 8.18166    $ 9.04647            0
    01/01/2011 to 12/31/2011.........  $ 9.04647    $ 8.81632            0
    01/01/2012 to 12/31/2012.........  $ 8.81632    $10.11951            0
    01/01/2013 to 12/31/2013.........  $10.11951    $13.56240            0
    01/01/2014 to 12/31/2014.........  $13.56240    $14.45419            0
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99837    $10.18469            0
    01/01/2013 to 12/31/2013.........  $10.18469    $13.42998            0
    01/01/2014 to 12/31/2014.........  $13.42998    $14.51153            0
 AST MID-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.74562    $ 5.90672            0
    01/01/2009 to 12/31/2009.........  $ 5.90672    $ 8.04258          788
    01/01/2010 to 12/31/2010.........  $ 8.04258    $ 9.74614          813
    01/01/2011 to 12/31/2011.........  $ 9.74614    $ 9.22525          813
    01/01/2012 to 12/31/2012.........  $ 9.22525    $10.70891          813
    01/01/2013 to 12/31/2013.........  $10.70891    $13.90196          813
    01/01/2014 to 12/31/2014.........  $13.90196    $15.66908          813
 AST MONEY MARKET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.15985    $10.16688        4,229
    01/01/2009 to 12/31/2009.........  $10.16688    $ 9.99180            1
    01/01/2010 to 12/31/2010.........  $ 9.99180    $ 9.79807            1
    01/01/2011 to 12/31/2011.........  $ 9.79807    $ 9.60811            1
    01/01/2012 to 12/31/2012.........  $ 9.60811    $ 9.42024            1
    01/01/2013 to 12/31/2013.........  $ 9.42024    $ 9.23527       28,225
    01/01/2014 to 12/31/2014.........  $ 9.23527    $ 9.05391       28,225

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.65192    $ 5.66775            0
    01/01/2009 to 12/31/2009.........  $ 5.66775    $ 7.81493            0
    01/01/2010 to 12/31/2010.........  $ 7.81493    $ 9.45711            0
    01/01/2011 to 12/31/2011.........  $ 9.45711    $ 9.04138            0
    01/01/2012 to 12/31/2012.........  $ 9.04138    $10.38176            0
    01/01/2013 to 12/31/2013.........  $10.38176    $14.45353            0
    01/01/2014 to 12/31/2014.........  $14.45353    $16.18899            0
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02828    $10.06521            0
    01/01/2012 to 12/31/2012.........  $10.06521    $10.34809            0
    01/01/2013 to 12/31/2013.........  $10.34809    $ 9.85740            0
    01/01/2014 to 12/31/2014.........  $ 9.85740    $10.16168            0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.54437    $ 5.84206            0
    01/01/2009 to 12/31/2009.........  $ 5.84206    $ 7.43344            0
    01/01/2010 to 12/31/2010.........  $ 7.43344    $ 9.37744            0
    01/01/2011 to 12/31/2011.........  $ 9.37744    $ 9.34868            0
    01/01/2012 to 12/31/2012.........  $ 9.34868    $10.29967            0
    01/01/2013 to 12/31/2013.........  $10.29967    $13.39035            0
    01/01/2014 to 12/31/2014.........  $13.39035    $14.16962            0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.15161    $ 6.32280            0
    01/01/2009 to 12/31/2009.........  $ 6.32280    $ 7.59732            0
    01/01/2010 to 12/31/2010.........  $ 7.59732    $ 8.95779            0
    01/01/2011 to 04/29/2011.........  $ 8.95779    $10.03712            0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99837    $10.30137            0
    01/01/2013 to 12/31/2013.........  $10.30137    $12.00932            0
    01/01/2014 to 12/31/2014.........  $12.00932    $12.37857            0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10112    $ 5.56589            0
    01/01/2009 to 12/31/2009.........  $ 5.56589    $ 9.08604            0
    01/01/2010 to 12/31/2010.........  $ 9.08604    $10.89161            0
    01/01/2011 to 12/31/2011.........  $10.89161    $ 8.51341            0
    01/01/2012 to 12/31/2012.........  $ 8.51341    $ 9.84244            0
    01/01/2013 to 12/31/2013.........  $ 9.84244    $ 9.67074            0
    01/01/2014 to 12/31/2014.........  $ 9.67074    $ 9.03678            0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.50651    $10.24080            0
    01/01/2009 to 12/31/2009.........  $10.24080    $11.06679            0
    01/01/2010 to 12/31/2010.........  $11.06679    $11.27238            0
    01/01/2011 to 12/31/2011.........  $11.27238    $11.29986            0
    01/01/2012 to 12/31/2012.........  $11.29986    $11.59769            0
    01/01/2013 to 12/31/2013.........  $11.59769    $11.12274            0
    01/01/2014 to 12/31/2014.........  $11.12274    $10.89389            0
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.86023    $10.14838        2,807
    01/01/2009 to 12/31/2009.........  $10.14838    $11.59335       21,614
    01/01/2010 to 12/31/2010.........  $11.59335    $12.24288       20,728
    01/01/2011 to 12/31/2011.........  $12.24288    $12.38430       20,728
    01/01/2012 to 12/31/2012.........  $12.38430    $13.27246       20,728
    01/01/2013 to 12/31/2013.........  $13.27246    $12.77270            0
    01/01/2014 to 12/31/2014.........  $12.77270    $13.05175            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.41138    $ 8.27260       43,668
    01/01/2009 to 12/31/2009.........  $ 8.27260    $ 9.73531       43,451
    01/01/2010 to 12/31/2010.........  $ 9.73531    $10.55321       21,482
    01/01/2011 to 12/31/2011.........  $10.55321    $10.44937       28,626
    01/01/2012 to 12/31/2012.........  $10.44937    $11.30668       26,053
    01/01/2013 to 12/31/2013.........  $11.30668    $12.10579       15,398
    01/01/2014 to 12/31/2014.........  $12.10579    $12.55344       23,956
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01829    $10.06512            0
    01/01/2012 to 12/31/2012.........  $10.06512    $10.56877            0
    01/01/2013 to 12/31/2013.........  $10.56877    $10.12158            0
    01/01/2014 to 12/31/2014.........  $10.12158    $10.52427            0
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.19689    $ 6.13261        8,118
    01/01/2009 to 12/31/2009.........  $ 6.13261    $ 7.57385       33,561
    01/01/2010 to 12/31/2010.........  $ 7.57385    $ 8.83745       41,788
    01/01/2011 to 12/31/2011.........  $ 8.83745    $ 8.12580       19,244
    01/01/2012 to 12/31/2012.........  $ 8.12580    $ 8.99525       23,944
    01/01/2013 to 12/31/2013.........  $ 8.99525    $10.32007       18,778
    01/01/2014 to 12/31/2014.........  $10.32007    $11.04793       19,231
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.29071    $ 5.84939            0
    01/01/2009 to 12/31/2009.........  $ 5.84939    $ 6.98586            0
    01/01/2010 to 12/31/2010.........  $ 6.98586    $ 7.87945            0
    01/01/2011 to 12/31/2011.........  $ 7.87945    $ 7.99204            0
    01/01/2012 to 12/31/2012.........  $ 7.99204    $ 9.30824            0
    01/01/2013 to 12/31/2013.........  $ 9.30824    $12.08471            0
    01/01/2014 to 12/31/2014.........  $12.08471    $13.88676            0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99837    $ 8.88085            0
    01/01/2012 to 12/31/2012.........  $ 8.88085    $ 9.85166            0
    01/01/2013 to 12/31/2013.........  $ 9.85166    $11.82148            0
    01/01/2014 to 12/31/2014.........  $11.82148    $12.34269            0
 AST RCM WORLD TRENDS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08101    $ 7.33097       28,762
    01/01/2009 to 12/31/2009.........  $ 7.33097    $ 8.86793       29,625
    01/01/2010 to 12/31/2010.........  $ 8.86793    $ 9.72995       29,810
    01/01/2011 to 12/31/2011.........  $ 9.72995    $ 9.36585       29,036
    01/01/2012 to 12/31/2012.........  $ 9.36585    $10.12571       27,448
    01/01/2013 to 12/31/2013.........  $10.12571    $11.16163       27,449
    01/01/2014 to 12/31/2014.........  $11.16163    $11.50482       27,449
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09919    $ 6.68338            0
    01/01/2009 to 12/31/2009.........  $ 6.68338    $ 8.31141            0
    01/01/2010 to 12/31/2010.........  $ 8.31141    $ 9.31690            0
    01/01/2011 to 12/31/2011.........  $ 9.31690    $ 8.91610            0
    01/01/2012 to 12/31/2012.........  $ 8.91610    $10.13078            0
    01/01/2013 to 12/31/2013.........  $10.13078    $11.72558            0
    01/01/2014 to 12/31/2014.........  $11.72558    $12.11984            0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.14713    $ 7.12072        5,321
    01/01/2009 to 12/31/2009.........  $ 7.12072    $ 8.89454        7,095
    01/01/2010 to 12/31/2010.........  $ 8.89454    $ 9.75005        7,148
    01/01/2011 to 12/31/2011.........  $ 9.75005    $ 9.23576        5,301
    01/01/2012 to 12/31/2012.........  $ 9.23576    $10.06253        6,173
    01/01/2013 to 12/31/2013.........  $10.06253    $11.28552        5,932
    01/01/2014 to 12/31/2014.........  $11.28552    $11.39987        5,575

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.15217    $ 5.59124            0
    01/01/2009 to 12/31/2009.........  $ 5.59124    $ 7.27185            0
    01/01/2010 to 12/31/2010.........  $ 7.27185    $ 9.44933            0
    01/01/2011 to 12/31/2011.........  $ 9.44933    $ 8.04934            0
    01/01/2012 to 12/31/2012.........  $ 8.04934    $ 9.47502            0
    01/01/2013 to 12/31/2013.........  $ 9.47502    $13.08006            0
    01/01/2014 to 12/31/2014.........  $13.08006    $13.45671            0
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.46336    $ 6.28194            0
    01/01/2009 to 12/31/2009.........  $ 6.28194    $ 8.24680            0
    01/01/2010 to 12/31/2010.........  $ 8.24680    $11.02938            0
    01/01/2011 to 12/31/2011.........  $11.02938    $10.70717            0
    01/01/2012 to 12/31/2012.........  $10.70717    $11.77465            0
    01/01/2013 to 12/31/2013.........  $11.77465    $15.60372            0
    01/01/2014 to 12/31/2014.........  $15.60372    $15.88155            0
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.34639    $ 6.50560        1,503
    01/01/2009 to 12/31/2009.........  $ 6.50560    $ 8.09990            0
    01/01/2010 to 12/31/2010.........  $ 8.09990    $10.00506            0
    01/01/2011 to 12/31/2011.........  $10.00506    $ 9.22265            0
    01/01/2012 to 12/31/2012.........  $ 9.22265    $10.68323            0
    01/01/2013 to 12/31/2013.........  $10.68323    $14.39067            0
    01/01/2014 to 12/31/2014.........  $14.39067    $14.85133            0
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.03863    $ 7.39806       27,037
    01/01/2009 to 12/31/2009.........  $ 7.39806    $ 9.00350       31,614
    01/01/2010 to 12/31/2010.........  $ 9.00350    $ 9.84496       28,629
    01/01/2011 to 12/31/2011.........  $ 9.84496    $ 9.84336       26,239
    01/01/2012 to 12/31/2012.........  $ 9.84336    $10.95219       18,559
    01/01/2013 to 12/31/2013.........  $10.95219    $12.54465       13,876
    01/01/2014 to 12/31/2014.........  $12.54465    $13.02142       15,068
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.02155    $ 5.39723            0
    01/01/2009 to 12/31/2009.........  $ 5.39723    $ 6.55037        3,892
    01/01/2010 to 12/31/2010.........  $ 6.55037    $ 7.27236        4,259
    01/01/2011 to 12/31/2011.........  $ 7.27236    $ 7.01293        4,259
    01/01/2012 to 12/31/2012.........  $ 7.01293    $ 8.06098        4,259
    01/01/2013 to 12/31/2013.........  $ 8.06098    $10.24872        4,259
    01/01/2014 to 12/31/2014.........  $10.24872    $10.79774        4,259
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.61495    $ 5.86411            0
    01/01/2009 to 12/31/2009.........  $ 5.86411    $ 8.81748            0
    01/01/2010 to 12/31/2010.........  $ 8.81748    $10.01116            0
    01/01/2011 to 12/31/2011.........  $10.01116    $ 9.64854            0
    01/01/2012 to 12/31/2012.........  $ 9.64854    $11.12194            0
    01/01/2013 to 12/31/2013.........  $11.12194    $15.70416            0
    01/01/2014 to 12/31/2014.........  $15.70416    $16.68057            0
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2008* to 12/31/2008........  $12.03339    $ 5.69990            0
    01/01/2009 to 12/31/2009.........  $ 5.69990    $ 8.34555            0
    01/01/2010 to 12/31/2010.........  $ 8.34555    $ 9.85534            0
    01/01/2011 to 12/31/2011.........  $ 9.85534    $ 8.22064            0
    01/01/2012 to 12/31/2012.........  $ 8.22064    $ 8.35035            0
    01/01/2013 to 12/31/2013.........  $ 8.35035    $ 9.44552            0
    01/01/2014 to 12/31/2014.........  $ 9.44552    $ 8.48582            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.99567    $10.13609           0
    01/01/2009 to 12/31/2009.........  $10.13609    $11.14105           0
    01/01/2010 to 12/31/2010.........  $11.14105    $11.54964           0
    01/01/2011 to 12/31/2011.........  $11.54964    $11.79014           0
    01/01/2012 to 12/31/2012.........  $11.79014    $12.16219           0
    01/01/2013 to 12/31/2013.........  $12.16219    $11.47585           0
    01/01/2014 to 12/31/2014.........  $11.47585    $11.31317           0
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.74663    $ 5.84907           0
    01/01/2009 to 12/31/2009.........  $ 5.84907    $ 7.36456           0
    01/01/2010 to 12/31/2010.........  $ 7.36456    $ 8.27666           0
    01/01/2011 to 12/31/2011.........  $ 8.27666    $ 7.83397           0
    01/01/2012 to 12/31/2012.........  $ 7.83397    $ 8.52527           0
    01/01/2013 to 12/31/2013.........  $ 8.52527    $10.07155           0
    01/01/2014 to 12/31/2014.........  $10.07155    $10.41726           0
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.22718    $ 9.27028           0
    01/01/2009 to 12/31/2009.........  $ 9.27028    $10.14521           0
    01/01/2010 to 12/31/2010.........  $10.14521    $10.72156           0
    01/01/2011 to 12/31/2011.........  $10.72156    $11.14467           0
    01/01/2012 to 12/31/2012.........  $11.14467    $11.78346           0
    01/01/2013 to 12/31/2013.........  $11.78346    $11.37965           0
    01/01/2014 to 12/31/2014.........  $11.37965    $11.95917           0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07802    $ 6.62866       4,343
    01/01/2009 to 12/31/2009.........  $ 6.62866    $ 8.45227       5,708
    01/01/2010 to 12/31/2010.........  $ 8.45227    $ 9.13481       5,179
    01/01/2011 to 12/31/2011.........  $ 9.13481    $ 8.80608       4,303
    01/01/2012 to 09/21/2012.........  $ 8.80608    $ 9.84281           0
 PROFUND VP CONSUMER GOODS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08890    $ 7.65473           0
    01/01/2009 to 12/31/2009.........  $ 7.65473    $ 9.12280           0
    01/01/2010 to 12/31/2010.........  $ 9.12280    $10.49642           0
    01/01/2011 to 12/31/2011.........  $10.49642    $11.00544           0
    01/01/2012 to 12/31/2012.........  $11.00544    $11.96039           0
    01/01/2013 to 12/31/2013.........  $11.96039    $15.06181           0
    01/01/2014 to 12/31/2014.........  $15.06181    $16.27624           0
 PROFUND VP CONSUMER SERVICES
    05/01/2008* to 12/31/2008........  $10.26792    $ 7.02704           0
    01/01/2009 to 12/31/2009.........  $ 7.02704    $ 9.01120           0
    01/01/2010 to 12/31/2010.........  $ 9.01120    $10.72399           0
    01/01/2011 to 12/31/2011.........  $10.72399    $11.09200           0
    01/01/2012 to 12/31/2012.........  $11.09200    $13.27685           0
    01/01/2013 to 12/31/2013.........  $13.27685    $18.20586           0
    01/01/2014 to 12/31/2014.........  $18.20586    $20.07235           0
 PROFUND VP FINANCIALS
    05/01/2008* to 12/31/2008........  $10.38561    $ 5.26039           0
    01/01/2009 to 12/31/2009.........  $ 5.26039    $ 5.93110           0
    01/01/2010 to 12/31/2010.........  $ 5.93110    $ 6.45020           0
    01/01/2011 to 12/31/2011.........  $ 6.45020    $ 5.44902           0
    01/01/2012 to 12/31/2012.........  $ 5.44902    $ 6.66288           0
    01/01/2013 to 12/31/2013.........  $ 6.66288    $ 8.62751           0
    01/01/2014 to 12/31/2014.........  $ 8.62751    $ 9.55061           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP HEALTH CARE
    05/01/2008* to 12/31/2008........  $10.15183    $ 8.31794         0
    01/01/2009 to 12/31/2009.........  $ 8.31794    $ 9.74937         0
    01/01/2010 to 12/31/2010.........  $ 9.74937    $ 9.82982         0
    01/01/2011 to 12/31/2011.........  $ 9.82982    $10.61165         0
    01/01/2012 to 12/31/2012.........  $10.61165    $12.21344         0
    01/01/2013 to 12/31/2013.........  $12.21344    $16.73435         0
    01/01/2014 to 12/31/2014.........  $16.73435    $20.29385         0
 PROFUND VP INDUSTRIALS
    05/01/2008* to 12/31/2008........  $10.16534    $ 6.08347         0
    01/01/2009 to 12/31/2009.........  $ 6.08347    $ 7.40125         0
    01/01/2010 to 12/31/2010.........  $ 7.40125    $ 8.97917         0
    01/01/2011 to 12/31/2011.........  $ 8.97917    $ 8.64600         0
    01/01/2012 to 12/31/2012.........  $ 8.64600    $ 9.81503         0
    01/01/2013 to 12/31/2013.........  $ 9.81503    $13.29702         0
    01/01/2014 to 12/31/2014.........  $13.29702    $13.76291         0
 PROFUND VP LARGE-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.11057    $ 6.70173         0
    01/01/2009 to 12/31/2009.........  $ 6.70173    $ 8.52372         0
    01/01/2010 to 12/31/2010.........  $ 8.52372    $ 9.45813         0
    01/01/2011 to 12/31/2011.........  $ 9.45813    $ 9.56292         0
    01/01/2012 to 12/31/2012.........  $ 9.56292    $10.56702         0
    01/01/2013 to 12/31/2013.........  $10.56702    $13.53642         0
    01/01/2014 to 12/31/2014.........  $13.53642    $14.98616         0
 PROFUND VP LARGE-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.24135    $ 6.25788         0
    01/01/2009 to 12/31/2009.........  $ 6.25788    $ 7.32913         0
    01/01/2010 to 12/31/2010.........  $ 7.32913    $ 8.11173         0
    01/01/2011 to 12/31/2011.........  $ 8.11173    $ 7.85101         0
    01/01/2012 to 12/31/2012.........  $ 7.85101    $ 8.88342         0
    01/01/2013 to 12/31/2013.........  $ 8.88342    $11.31239         0
    01/01/2014 to 12/31/2014.........  $11.31239    $12.25203         0
 PROFUND VP MID-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.07235    $ 6.18606         0
    01/01/2009 to 12/31/2009.........  $ 6.18606    $ 8.38835         0
    01/01/2010 to 12/31/2010.........  $ 8.38835    $10.56068         0
    01/01/2011 to 12/31/2011.........  $10.56068    $10.05406         0
    01/01/2012 to 12/31/2012.........  $10.05406    $11.37229         0
    01/01/2013 to 12/31/2013.........  $11.37229    $14.55229         0
    01/01/2014 to 12/31/2014.........  $14.55229    $15.10712         0
 PROFUND VP MID-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.18832    $ 6.44991         0
    01/01/2009 to 12/31/2009.........  $ 6.44991    $ 8.27544         0
    01/01/2010 to 12/31/2010.........  $ 8.27544    $ 9.77229         0
    01/01/2011 to 12/31/2011.........  $ 9.77229    $ 9.20467         0
    01/01/2012 to 12/31/2012.........  $ 9.20467    $10.51836         0
    01/01/2013 to 12/31/2013.........  $10.51836    $13.62812         0
    01/01/2014 to 12/31/2014.........  $13.62812    $14.72129         0
 PROFUND VP REAL ESTATE
    05/01/2008* to 12/31/2008........  $10.25882    $ 5.50598         0
    01/01/2009 to 12/31/2009.........  $ 5.50598    $ 6.90377         0
    01/01/2010 to 12/31/2010.........  $ 6.90377    $ 8.43954         0
    01/01/2011 to 12/31/2011.........  $ 8.43954    $ 8.66713         0
    01/01/2012 to 12/31/2012.........  $ 8.66713    $ 9.95565         0
    01/01/2013 to 12/31/2013.........  $ 9.95565    $ 9.76912         0
    01/01/2014 to 12/31/2014.........  $ 9.76912    $11.97329         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP SMALL-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.11347    $ 6.79467         0
    01/01/2009 to 12/31/2009.........  $ 6.79467    $ 8.40444         0
    01/01/2010 to 12/31/2010.........  $ 8.40444    $10.35917         0
    01/01/2011 to 12/31/2011.........  $10.35917    $10.28616         0
    01/01/2012 to 12/31/2012.........  $10.28616    $11.34245         0
    01/01/2013 to 12/31/2013.........  $11.34245    $15.61507         0
    01/01/2014 to 12/31/2014.........  $15.61507    $15.64107         0
 PROFUND VP SMALL-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.22847    $ 7.16333         0
    01/01/2009 to 12/31/2009.........  $ 7.16333    $ 8.45551         0
    01/01/2010 to 12/31/2010.........  $ 8.45551    $10.12176         0
    01/01/2011 to 12/31/2011.........  $10.12176    $ 9.51626         0
    01/01/2012 to 12/31/2012.........  $ 9.51626    $10.83634         0
    01/01/2013 to 12/31/2013.........  $10.83634    $14.62621         0
    01/01/2014 to 12/31/2014.........  $14.62621    $15.17265         0
 PROFUND VP TELECOMMUNICATIONS
    05/01/2008* to 12/31/2008........  $10.27804    $ 7.25266         0
    01/01/2009 to 12/31/2009.........  $ 7.25266    $ 7.63063         0
    01/01/2010 to 12/31/2010.........  $ 7.63063    $ 8.65440         0
    01/01/2011 to 12/31/2011.........  $ 8.65440    $ 8.64325         0
    01/01/2012 to 12/31/2012.........  $ 8.64325    $ 9.87271         0
    01/01/2013 to 12/31/2013.........  $ 9.87271    $10.84699         0
    01/01/2014 to 12/31/2014.........  $10.84699    $10.69409         0
 PROFUND VP UTILITIES
    05/01/2008* to 12/31/2008........  $10.09850    $ 7.19946         0
    01/01/2009 to 12/31/2009.........  $ 7.19946    $ 7.81582         0
    01/01/2010 to 12/31/2010.........  $ 7.81582    $ 8.11830         0
    01/01/2011 to 12/31/2011.........  $ 8.11830    $ 9.35282         0
    01/01/2012 to 12/31/2012.........  $ 9.35282    $ 9.18176         0
    01/01/2013 to 12/31/2013.........  $ 9.18176    $10.19984         0
    01/01/2014 to 12/31/2014.........  $10.19984    $12.58788         0

* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY (2.10%) OR
                      TRUEACCUMULATION HD 60 BPS (2.10%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09271    $10.41494      157,484
    01/01/2008 to 12/31/2008.........  $10.41494    $ 6.95362      108,570
    01/01/2009 to 12/31/2009.........  $ 6.95362    $ 8.46930      115,425
    01/01/2010 to 12/31/2010.........  $ 8.46930    $ 9.28739      114,042
    01/01/2011 to 12/31/2011.........  $ 9.28739    $ 8.85448       93,713
    01/01/2012 to 12/31/2012.........  $ 8.85448    $ 9.76153       67,961
    01/01/2013 to 12/31/2013.........  $ 9.76153    $10.51409       56,317
    01/01/2014 to 12/31/2014.........  $10.51409    $10.69067       45,924
 AST ADVANCED STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.11436    $10.46569       10,815
    01/01/2008 to 12/31/2008.........  $10.46569    $ 7.19518       13,917
    01/01/2009 to 12/31/2009.........  $ 7.19518    $ 8.89332       17,693
    01/01/2010 to 12/31/2010.........  $ 8.89332    $ 9.90406       17,295
    01/01/2011 to 12/31/2011.........  $ 9.90406    $ 9.71130       18,144
    01/01/2012 to 12/31/2012.........  $ 9.71130    $10.80914       18,301
    01/01/2013 to 12/31/2013.........  $10.80914    $12.33936       19,203
    01/01/2014 to 12/31/2014.........  $12.33936    $12.82336       18,217
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.06578    $ 9.54208            0
    01/01/2008 to 12/31/2008.........  $ 9.54208    $ 6.09835            0
    01/01/2009 to 12/31/2009.........  $ 6.09835    $ 7.03429            0
    01/01/2010 to 12/31/2010.........  $ 7.03429    $ 7.84342            0
    01/01/2011 to 12/31/2011.........  $ 7.84342    $ 7.95648            0
    01/01/2012 to 05/04/2012.........  $ 7.95648    $ 8.63279            0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07648    $10.42547       23,605
    01/01/2008 to 12/31/2008.........  $10.42547    $ 7.28022       22,539
    01/01/2009 to 12/31/2009.........  $ 7.28022    $ 8.79140       22,771
    01/01/2010 to 12/31/2010.........  $ 8.79140    $ 9.67070       18,526
    01/01/2011 to 12/31/2011.........  $ 9.67070    $ 9.35665       15,178
    01/01/2012 to 12/31/2012.........  $ 9.35665    $10.30688       10,695
    01/01/2013 to 12/31/2013.........  $10.30688    $11.87618       11,384
    01/01/2014 to 12/31/2014.........  $11.87618    $12.39014       11,151
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99829    $ 9.14127            0
    01/01/2012 to 12/31/2012.........  $ 9.14127    $10.01764            0
    01/01/2013 to 12/31/2013.........  $10.01764    $10.87613            0
    01/01/2014 to 12/31/2014.........  $10.87613    $11.17355            0
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99829    $10.47030            0
    01/01/2014 to 12/31/2014.........  $10.47030    $10.62157            0
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........  $ 9.99886    $ 9.35330            0
    01/01/2010 to 12/31/2010.........  $ 9.35330    $10.12961            0
    01/01/2011 to 12/31/2011.........  $10.12961    $10.87768            0
    01/01/2012 to 12/31/2012.........  $10.87768    $11.09702            0
    01/01/2013 to 12/31/2013.........  $11.09702    $10.79359            0
    01/01/2014 to 12/31/2014.........  $10.79359    $10.62021            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2018
    05/01/2008* to 12/31/2008........  $10.02961    $12.14399            0
    01/01/2009 to 12/31/2009.........  $12.14399    $11.17415            0
    01/01/2010 to 12/31/2010.........  $11.17415    $12.16815            0
    01/01/2011 to 12/31/2011.........  $12.16815    $13.53631            0
    01/01/2012 to 12/31/2012.........  $13.53631    $14.01483            0
    01/01/2013 to 12/31/2013.........  $14.01483    $13.29469            0
    01/01/2014 to 12/31/2014.........  $13.29469    $13.36758            0
 AST BOND PORTFOLIO 2019
    05/01/2008* to 12/31/2008........  $10.02958    $12.20118            0
    01/01/2009 to 12/31/2009.........  $12.20118    $11.02963            0
    01/01/2010 to 12/31/2010.........  $11.02963    $12.02983            0
    01/01/2011 to 12/31/2011.........  $12.02983    $13.66444            0
    01/01/2012 to 12/31/2012.........  $13.66444    $14.16672            0
    01/01/2013 to 12/31/2013.........  $14.16672    $13.20453            0
    01/01/2014 to 12/31/2014.........  $13.20453    $13.48397            0
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........  $ 9.99886    $ 8.76565            0
    01/01/2010 to 12/31/2010.........  $ 8.76565    $ 9.60193            0
    01/01/2011 to 12/31/2011.........  $ 9.60193    $11.16082            0
    01/01/2012 to 12/31/2012.........  $11.16082    $11.62136            0
    01/01/2013 to 12/31/2013.........  $11.62136    $10.64034            0
    01/01/2014 to 12/31/2014.........  $10.64034    $11.06302            0
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99772    $10.97921            0
    01/01/2011 to 12/31/2011.........  $10.97921    $12.93643            0
    01/01/2012 to 12/31/2012.........  $12.93643    $13.53038            0
    01/01/2013 to 12/31/2013.........  $13.53038    $12.32396            0
    01/01/2014 to 12/31/2014.........  $12.32396    $12.99724            0
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99829    $11.98897            0
    01/01/2012 to 12/31/2012.........  $11.98897    $12.42825            0
    01/01/2013 to 12/31/2013.........  $12.42825    $10.98591            0
    01/01/2014 to 12/31/2014.........  $10.98591    $11.87523            0
 AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012........  $ 9.99773    $10.37142            0
    01/01/2013 to 12/31/2013.........  $10.37142    $ 9.12172            0
    01/01/2014 to 12/31/2014.........  $ 9.12172    $10.06126            0
 AST BOND PORTFOLIO 2024
    01/02/2013* to 12/31/2013........  $ 9.99886    $ 8.72635            0
    01/01/2014 to 12/31/2014.........  $ 8.72635    $ 9.79366            0
 AST BOND PORTFOLIO 2025
    01/02/2014* to 12/31/2014........  $ 9.99886    $11.27306            0
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14506    $10.29478            0
    01/01/2010 to 12/31/2010.........  $10.29478    $11.46645            0
    01/01/2011 to 12/31/2011.........  $11.46645    $10.57112            0
    01/01/2012 to 12/31/2012.........  $10.57112    $11.72307            0
    01/01/2013 to 12/31/2013.........  $11.72307    $15.09029            0
    01/01/2014 to 12/31/2014.........  $15.09029    $16.29667            0
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.11584    $10.40053      132,575
    01/01/2008 to 12/31/2008.........  $10.40053    $ 6.62728       60,457
    01/01/2009 to 12/31/2009.........  $ 6.62728    $ 8.13484       71,028
    01/01/2010 to 12/31/2010.........  $ 8.13484    $ 9.03295       69,086
    01/01/2011 to 12/31/2011.........  $ 9.03295    $ 8.63250       50,154
    01/01/2012 to 12/31/2012.........  $ 8.63250    $ 9.61469       50,083
    01/01/2013 to 12/31/2013.........  $ 9.61469    $11.55243       43,384
    01/01/2014 to 12/31/2014.........  $11.55243    $12.10601       41,069

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99829    $11.62150            0
    01/01/2014 to 12/31/2014.........  $11.62150    $12.93120            0
 AST COHEN & STEERS REALTY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10558    $ 9.35089            0
    01/01/2008 to 12/31/2008.........  $ 9.35089    $ 5.94805            0
    01/01/2009 to 12/31/2009.........  $ 5.94805    $ 7.68548            0
    01/01/2010 to 12/31/2010.........  $ 7.68548    $ 9.68694            0
    01/01/2011 to 12/31/2011.........  $ 9.68694    $10.11308            0
    01/01/2012 to 12/31/2012.........  $10.11308    $11.42458            0
    01/01/2013 to 12/31/2013.........  $11.42458    $11.53984            0
    01/01/2014 to 12/31/2014.........  $11.53984    $14.79618            0
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12701    $ 8.81881            0
    01/01/2008 to 07/18/2008.........  $ 8.81881    $ 8.06178            0
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99829    $ 9.66176            0
    01/01/2014 to 12/31/2014.........  $ 9.66176    $ 9.94559            0
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08854    $10.40957       63,258
    01/01/2008 to 12/31/2008.........  $10.40957    $ 6.67917       21,438
    01/01/2009 to 12/31/2009.........  $ 6.67917    $ 8.10181       24,961
    01/01/2010 to 12/31/2010.........  $ 8.10181    $ 9.07477       29,102
    01/01/2011 to 12/31/2011.........  $ 9.07477    $ 8.75444       19,540
    01/01/2012 to 12/31/2012.........  $ 8.75444    $ 9.48569       17,969
    01/01/2013 to 12/31/2013.........  $ 9.48569    $10.66165       18,537
    01/01/2014 to 12/31/2014.........  $10.66165    $10.77112       17,060
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10349    $ 7.48592            0
    01/01/2009 to 12/31/2009.........  $ 7.48592    $ 8.88836            0
    01/01/2010 to 12/31/2010.........  $ 8.88836    $ 9.86521            0
    01/01/2011 to 12/31/2011.........  $ 9.86521    $ 9.42340            0
    01/01/2012 to 12/31/2012.........  $ 9.42340    $10.48742            0
    01/01/2013 to 12/31/2013.........  $10.48742    $12.24605            0
    01/01/2014 to 12/31/2014.........  $12.24605    $12.67972            0
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99830    $ 7.45902            0
    01/01/2009 to 11/13/2009.........  $ 7.45902    $ 8.31239            0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99829    $10.71779        6,325
    01/01/2013 to 12/31/2013.........  $10.71779    $13.06602        6,125
    01/01/2014 to 12/31/2014.........  $13.06602    $13.20356        5,920
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99829    $10.78587            0
    01/01/2014 to 12/31/2014.........  $10.78587    $10.83407            0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17497    $ 6.10192            0
    01/01/2009 to 12/31/2009.........  $ 6.10192    $ 8.07398            0
    01/01/2010 to 12/31/2010.........  $ 8.07398    $ 9.50503            0
    01/01/2011 to 12/31/2011.........  $ 9.50503    $ 8.84041            0
    01/01/2012 to 12/31/2012.........  $ 8.84041    $10.97887            0
    01/01/2013 to 12/31/2013.........  $10.97887    $11.22018            0
    01/01/2014 to 12/31/2014.........  $11.22018    $12.51919            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.13378    $10.39215         0
    01/01/2008 to 12/31/2008.........  $10.39215    $ 6.07940         0
    01/01/2009 to 12/31/2009.........  $ 6.07940    $ 8.89546         0
    01/01/2010 to 12/31/2010.........  $ 8.89546    $ 9.60851         0
    01/01/2011 to 12/31/2011.........  $ 9.60851    $ 9.03847         0
    01/01/2012 to 12/31/2012.........  $ 9.03847    $10.60157         0
    01/01/2013 to 12/31/2013.........  $10.60157    $13.47110         0
    01/01/2014 to 02/07/2014.........  $13.47110    $13.24672         0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07329    $10.18914         0
    01/01/2008 to 12/31/2008.........  $10.18914    $ 5.91860         0
    01/01/2009 to 12/31/2009.........  $ 5.91860    $ 6.90906         0
    01/01/2010 to 12/31/2010.........  $ 6.90906    $ 7.63885         0
    01/01/2011 to 12/31/2011.........  $ 7.63885    $ 7.06885         0
    01/01/2012 to 12/31/2012.........  $ 7.06885    $ 8.28460         0
    01/01/2013 to 12/31/2013.........  $ 8.28460    $10.83566         0
    01/01/2014 to 12/31/2014.........  $10.83566    $12.00624         0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12374    $10.40831         0
    01/01/2008 to 12/31/2008.........  $10.40831    $ 6.03549         0
    01/01/2009 to 12/31/2009.........  $ 6.03549    $ 9.28613         0
    01/01/2010 to 12/31/2010.........  $ 9.28613    $10.89803         0
    01/01/2011 to 12/31/2011.........  $10.89803    $10.35607         0
    01/01/2012 to 12/31/2012.........  $10.35607    $12.13188         0
    01/01/2013 to 12/31/2013.........  $12.13188    $15.70700         0
    01/01/2014 to 12/31/2014.........  $15.70700    $17.15674         0
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08916    $ 7.59467         0
    01/01/2009 to 12/31/2009.........  $ 7.59467    $ 9.17757         0
    01/01/2010 to 12/31/2010.........  $ 9.17757    $10.03106         0
    01/01/2011 to 12/31/2011.........  $10.03106    $ 9.77494         0
    01/01/2012 to 12/31/2012.........  $ 9.77494    $10.54299         0
    01/01/2013 to 12/31/2013.........  $10.54299    $11.33999         0
    01/01/2014 to 12/31/2014.........  $11.33999    $11.55529         0
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03318    $ 7.62511         0
    01/01/2009 to 12/31/2009.........  $ 7.62511    $ 9.47295         0
    01/01/2010 to 12/31/2010.........  $ 9.47295    $11.76127         0
    01/01/2011 to 12/31/2011.........  $11.76127    $11.66936         0
    01/01/2012 to 12/31/2012.........  $11.66936    $13.22184         0
    01/01/2013 to 12/31/2013.........  $13.22184    $17.97574         0
    01/01/2014 to 12/31/2014.........  $17.97574    $18.87276         0
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07754    $ 9.79668         0
    01/01/2008 to 12/31/2008.........  $ 9.79668    $ 6.01589         0
    01/01/2009 to 12/31/2009.........  $ 6.01589    $ 6.96779         0
    01/01/2010 to 12/31/2010.........  $ 6.96779    $ 7.67346         0
    01/01/2011 to 12/31/2011.........  $ 7.67346    $ 7.47865         0
    01/01/2012 to 12/31/2012.........  $ 7.47865    $ 8.30593         0
    01/01/2013 to 12/31/2013.........  $ 8.30593    $10.95192         0
    01/01/2014 to 12/31/2014.........  $10.95192    $10.89340         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HIGH YIELD PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.01059    $10.50680            0
    01/01/2008 to 12/31/2008.........  $10.50680    $ 7.66190            0
    01/01/2009 to 12/31/2009.........  $ 7.66190    $10.17204            0
    01/01/2010 to 12/31/2010.........  $10.17204    $11.30746            0
    01/01/2011 to 12/31/2011.........  $11.30746    $11.42636            0
    01/01/2012 to 12/31/2012.........  $11.42636    $12.74332            0
    01/01/2013 to 12/31/2013.........  $12.74332    $13.37698            0
    01/01/2014 to 12/31/2014.........  $13.37698    $13.43660            0
 AST INTERNATIONAL GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.24164    $11.05145            0
    01/01/2008 to 12/31/2008.........  $11.05145    $ 5.38671            0
    01/01/2009 to 12/31/2009.........  $ 5.38671    $ 7.13750            0
    01/01/2010 to 12/31/2010.........  $ 7.13750    $ 8.00407            0
    01/01/2011 to 12/31/2011.........  $ 8.00407    $ 6.82619            0
    01/01/2012 to 12/31/2012.........  $ 6.82619    $ 8.04695            0
    01/01/2013 to 12/31/2013.........  $ 8.04695    $ 9.38308            0
    01/01/2014 to 12/31/2014.........  $ 9.38308    $ 8.68205            0
 AST INTERNATIONAL VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.18841    $10.45478            0
    01/01/2008 to 12/31/2008.........  $10.45478    $ 5.73374            0
    01/01/2009 to 12/31/2009.........  $ 5.73374    $ 7.32827            0
    01/01/2010 to 12/31/2010.........  $ 7.32827    $ 7.97286            0
    01/01/2011 to 12/31/2011.........  $ 7.97286    $ 6.82882            0
    01/01/2012 to 12/31/2012.........  $ 6.82882    $ 7.80328            0
    01/01/2013 to 12/31/2013.........  $ 7.80328    $ 9.13034            0
    01/01/2014 to 12/31/2014.........  $ 9.13034    $ 8.34268            0
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11168    $ 7.11975        2,988
    01/01/2009 to 12/31/2009.........  $ 7.11975    $ 8.83271        2,988
    01/01/2010 to 12/31/2010.........  $ 8.83271    $ 9.84615        2,988
    01/01/2011 to 12/31/2011.........  $ 9.84615    $ 9.58872        2,988
    01/01/2012 to 12/31/2012.........  $ 9.58872    $10.66654            0
    01/01/2013 to 12/31/2013.........  $10.66654    $12.14775            0
    01/01/2014 to 12/31/2014.........  $12.14775    $12.65476            0
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.18181    $10.32559            0
    01/01/2008 to 12/31/2008.........  $10.32559    $ 5.92811            0
    01/01/2009 to 12/31/2009.........  $ 5.92811    $ 7.88925            0
    01/01/2010 to 12/31/2010.........  $ 7.88925    $ 8.28083            0
    01/01/2011 to 12/31/2011.........  $ 8.28083    $ 7.36833            0
    01/01/2012 to 12/31/2012.........  $ 7.36833    $ 8.79743            0
    01/01/2013 to 12/31/2013.........  $ 8.79743    $ 9.93972            0
    01/01/2014 to 12/31/2014.........  $ 9.93972    $ 9.11533            0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08280    $ 9.67660       93,467
    01/01/2008 to 12/31/2008.........  $ 9.67660    $ 7.80791       34,768
    01/01/2009 to 12/31/2009.........  $ 7.80791    $ 9.33096       50,079
    01/01/2010 to 12/31/2010.........  $ 9.33096    $ 9.80767       43,322
    01/01/2011 to 12/31/2011.........  $ 9.80767    $ 9.62837       32,274
    01/01/2012 to 12/31/2012.........  $ 9.62837    $10.44060       22,695
    01/01/2013 to 12/31/2013.........  $10.44060    $11.35367       18,309
    01/01/2014 to 12/31/2014.........  $11.35367    $11.72572       15,026

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08368    $10.28497         0
    01/01/2010 to 12/31/2010.........  $10.28497    $11.21312         0
    01/01/2011 to 12/31/2011.........  $11.21312    $11.05524         0
    01/01/2012 to 12/31/2012.........  $11.05524    $12.47160         0
    01/01/2013 to 12/31/2013.........  $12.47160    $16.67249         0
    01/01/2014 to 12/31/2014.........  $16.67249    $17.88097         0
 AST LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09184    $ 9.54402         0
    01/01/2008 to 12/31/2008.........  $ 9.54402    $ 5.46911         0
    01/01/2009 to 12/31/2009.........  $ 5.46911    $ 6.39755         0
    01/01/2010 to 12/31/2010.........  $ 6.39755    $ 7.09039         0
    01/01/2011 to 12/31/2011.........  $ 7.09039    $ 6.65401         0
    01/01/2012 to 12/31/2012.........  $ 6.65401    $ 7.61722         0
    01/01/2013 to 12/31/2013.........  $ 7.61722    $10.43414         0
    01/01/2014 to 12/31/2014.........  $10.43414    $11.62408         0
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.13280    $10.80754         0
    01/01/2008 to 12/31/2008.........  $10.80754    $ 5.96346         0
    01/01/2009 to 12/31/2009.........  $ 5.96346    $ 7.57875         0
    01/01/2010 to 12/31/2010.........  $ 7.57875    $ 8.88887         0
    01/01/2011 to 12/31/2011.........  $ 8.88887    $ 8.62655         0
    01/01/2012 to 12/31/2012.........  $ 8.62655    $ 9.48499         0
    01/01/2013 to 12/31/2013.........  $ 9.48499    $12.69068         0
    01/01/2014 to 12/31/2014.........  $12.69068    $13.74562         0
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.00675    $10.38092         0
    01/01/2008 to 12/31/2008.........  $10.38092    $ 7.80300         0
    01/01/2009 to 12/31/2009.........  $ 7.80300    $10.28687         0
    01/01/2010 to 12/31/2010.........  $10.28687    $11.42650         0
    01/01/2011 to 12/31/2011.........  $11.42650    $12.32980         0
    01/01/2012 to 12/31/2012.........  $12.32980    $12.79141         0
    01/01/2013 to 12/31/2013.........  $12.79141    $12.27732         0
    01/01/2014 to 12/31/2014.........  $12.27732    $12.79272         0
 AST MFS GLOBAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.15619    $10.41485         0
    01/01/2008 to 12/31/2008.........  $10.41485    $ 6.73316         0
    01/01/2009 to 12/31/2009.........  $ 6.73316    $ 8.67215         0
    01/01/2010 to 12/31/2010.........  $ 8.67215    $ 9.51681         0
    01/01/2011 to 12/31/2011.........  $ 9.51681    $ 9.02910         0
    01/01/2012 to 12/31/2012.........  $ 9.02910    $10.88365         0
    01/01/2013 to 12/31/2013.........  $10.88365    $13.60535         0
    01/01/2014 to 12/31/2014.........  $13.60535    $13.80885         0
 AST MFS GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10829    $10.74686         0
    01/01/2008 to 12/31/2008.........  $10.74686    $ 6.70436         0
    01/01/2009 to 12/31/2009.........  $ 6.70436    $ 8.16203         0
    01/01/2010 to 12/31/2010.........  $ 8.16203    $ 9.01594         0
    01/01/2011 to 12/31/2011.........  $ 9.01594    $ 8.77801         0
    01/01/2012 to 12/31/2012.........  $ 8.77801    $10.06570         0
    01/01/2013 to 12/31/2013.........  $10.06570    $13.47713         0
    01/01/2014 to 12/31/2014.........  $13.47713    $14.34914         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99829    $10.18102         0
    01/01/2013 to 12/31/2013.........  $10.18102    $13.41196         0
    01/01/2014 to 12/31/2014.........  $13.41196    $14.47791         0
 AST MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07728    $ 9.73328         0
    01/01/2008 to 12/31/2008.........  $ 9.73328    $ 5.89835         0
    01/01/2009 to 12/31/2009.........  $ 5.89835    $ 8.02315         0
    01/01/2010 to 12/31/2010.........  $ 8.02315    $ 9.71315         0
    01/01/2011 to 12/31/2011.........  $ 9.71315    $ 9.18512         0
    01/01/2012 to 12/31/2012.........  $ 9.18512    $10.65188         0
    01/01/2013 to 12/31/2013.........  $10.65188    $13.81431         0
    01/01/2014 to 12/31/2014.........  $13.81431    $15.55502         0
 AST MONEY MARKET PORTFOLIO
    07/30/2007* to 12/31/2007........  $ 9.99961    $10.11238         0
    01/01/2008 to 12/31/2008.........  $10.11238    $10.15285         0
    01/01/2009 to 12/31/2009.........  $10.15285    $ 9.96797         0
    01/01/2010 to 12/31/2010.........  $ 9.96797    $ 9.76515         0
    01/01/2011 to 12/31/2011.........  $ 9.76515    $ 9.56649         0
    01/01/2012 to 12/31/2012.........  $ 9.56649    $ 9.36969         0
    01/01/2013 to 12/31/2013.........  $ 9.36969    $ 9.17673         0
    01/01/2014 to 12/31/2014.........  $ 9.17673    $ 8.98773         0
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10441    $10.00821         0
    01/01/2008 to 12/31/2008.........  $10.00821    $ 5.65978         0
    01/01/2009 to 12/31/2009.........  $ 5.65978    $ 7.79620         0
    01/01/2010 to 12/31/2010.........  $ 7.79620    $ 9.42520         0
    01/01/2011 to 12/31/2011.........  $ 9.42520    $ 9.00202         0
    01/01/2012 to 12/31/2012.........  $ 9.00202    $10.32637         0
    01/01/2013 to 12/31/2013.........  $10.32637    $14.36229         0
    01/01/2014 to 12/31/2014.........  $14.36229    $16.07102         0
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02820    $10.06348         0
    01/01/2012 to 12/31/2012.........  $10.06348    $10.33610         0
    01/01/2013 to 12/31/2013.........  $10.33610    $ 9.83641         0
    01/01/2014 to 12/31/2014.........  $ 9.83641    $10.12992         0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.15807    $10.48386         0
    01/01/2008 to 12/31/2008.........  $10.48386    $ 5.83391         0
    01/01/2009 to 12/31/2009.........  $ 5.83391    $ 7.41584         0
    01/01/2010 to 12/31/2010.........  $ 7.41584    $ 9.34599         0
    01/01/2011 to 12/31/2011.........  $ 9.34599    $ 9.30809         0
    01/01/2012 to 12/31/2012.........  $ 9.30809    $10.24491         0
    01/01/2013 to 12/31/2013.........  $10.24491    $13.30616         0
    01/01/2014 to 12/31/2014.........  $13.30616    $14.06670         0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.05109    $11.21928         0
    01/01/2008 to 12/31/2008.........  $11.21928    $ 6.31385         0
    01/01/2009 to 12/31/2009.........  $ 6.31385    $ 7.57912         0
    01/01/2010 to 12/31/2010.........  $ 7.57912    $ 8.92744         0
    01/01/2011 to 04/29/2011.........  $ 8.92744    $ 9.99992         0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99829    $10.29452         0
    01/01/2013 to 12/31/2013.........  $10.29452    $11.98954         0
    01/01/2014 to 12/31/2014.........  $11.98954    $12.34610         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10104    $ 5.56341            0
    01/01/2009 to 12/31/2009.........  $ 5.56341    $ 9.07313            0
    01/01/2010 to 12/31/2010.........  $ 9.07313    $10.86534            0
    01/01/2011 to 12/31/2011.........  $10.86534    $ 8.48454            0
    01/01/2012 to 12/31/2012.........  $ 8.48454    $ 9.79937            0
    01/01/2013 to 12/31/2013.........  $ 9.79937    $ 9.61883            0
    01/01/2014 to 12/31/2014.........  $ 9.61883    $ 8.97947            0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $ 9.99829    $10.32629            0
    01/01/2008 to 12/31/2008.........  $10.32629    $10.22650            0
    01/01/2009 to 12/31/2009.........  $10.22650    $11.04052            0
    01/01/2010 to 12/31/2010.........  $11.04052    $11.23460            0
    01/01/2011 to 12/31/2011.........  $11.23460    $11.25100            0
    01/01/2012 to 12/31/2012.........  $11.25100    $11.53633            0
    01/01/2013 to 12/31/2013.........  $11.53633    $11.05301            0
    01/01/2014 to 12/31/2014.........  $11.05301    $10.81484            0
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $ 9.98966    $10.58636            0
    01/01/2008 to 12/31/2008.........  $10.58636    $10.13421            0
    01/01/2009 to 12/31/2009.........  $10.13421    $11.56573            0
    01/01/2010 to 12/31/2010.........  $11.56573    $12.20183            0
    01/01/2011 to 12/31/2011.........  $12.20183    $12.33072            0
    01/01/2012 to 12/31/2012.........  $12.33072    $13.20209            0
    01/01/2013 to 12/31/2013.........  $13.20209    $12.69259            0
    01/01/2014 to 12/31/2014.........  $12.69259    $12.95717            0
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.05206    $10.47598       22,715
    01/01/2008 to 12/31/2008.........  $10.47598    $ 8.26107       40,055
    01/01/2009 to 12/31/2009.........  $ 8.26107    $ 9.71216      119,615
    01/01/2010 to 12/31/2010.........  $ 9.71216    $10.51778      106,124
    01/01/2011 to 12/31/2011.........  $10.51778    $10.40414      124,574
    01/01/2012 to 12/31/2012.........  $10.40414    $11.24649      148,449
    01/01/2013 to 12/31/2013.........  $11.24649    $12.02946      144,283
    01/01/2014 to 12/31/2014.........  $12.02946    $12.46213      117,713
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01821    $10.06338            0
    01/01/2012 to 12/31/2012.........  $10.06338    $10.55651            0
    01/01/2013 to 12/31/2013.........  $10.55651    $10.09987            0
    01/01/2014 to 12/31/2014.........  $10.09987    $10.49132            0
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12419    $10.54610      335,447
    01/01/2008 to 12/31/2008.........  $10.54610    $ 6.12391      636,184
    01/01/2009 to 12/31/2009.........  $ 6.12391    $ 7.55570      513,417
    01/01/2010 to 12/31/2010.........  $ 7.55570    $ 8.80766      586,805
    01/01/2011 to 12/31/2011.........  $ 8.80766    $ 8.09042      532,528
    01/01/2012 to 12/31/2012.........  $ 8.09042    $ 8.94730      382,002
    01/01/2013 to 12/31/2013.........  $ 8.94730    $10.25497      141,812
    01/01/2014 to 12/31/2014.........  $10.25497    $10.96763       98,226
 AST QMA US EQUITY ALPHA PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08298    $ 9.73188            0
    01/01/2008 to 12/31/2008.........  $ 9.73188    $ 5.84112            0
    01/01/2009 to 12/31/2009.........  $ 5.84112    $ 6.96923            0
    01/01/2010 to 12/31/2010.........  $ 6.96923    $ 7.85302            0
    01/01/2011 to 12/31/2011.........  $ 7.85302    $ 7.95743            0
    01/01/2012 to 12/31/2012.........  $ 7.95743    $ 9.25873            0
    01/01/2013 to 12/31/2013.........  $ 9.25873    $12.00868            0
    01/01/2014 to 12/31/2014.........  $12.00868    $13.78585            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99829    $ 8.87499            0
    01/01/2012 to 12/31/2012.........  $ 8.87499    $ 9.83561            0
    01/01/2013 to 12/31/2013.........  $ 9.83561    $11.79067            0
    01/01/2014 to 12/31/2014.........  $11.79067    $12.29858            0
 AST RCM WORLD TRENDS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08098    $ 7.32617          928
    01/01/2009 to 12/31/2009.........  $ 7.32617    $ 8.85339          995
    01/01/2010 to 12/31/2010.........  $ 8.85339    $ 9.70450          994
    01/01/2011 to 12/31/2011.........  $ 9.70450    $ 9.33232          993
    01/01/2012 to 12/31/2012.........  $ 9.33232    $10.07966          992
    01/01/2013 to 12/31/2013.........  $10.07966    $11.10003          967
    01/01/2014 to 12/31/2014.........  $11.10003    $11.43017          912
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09916    $ 6.67897            0
    01/01/2009 to 12/31/2009.........  $ 6.67897    $ 8.29786            0
    01/01/2010 to 12/31/2010.........  $ 8.29786    $ 9.29266            0
    01/01/2011 to 12/31/2011.........  $ 9.29266    $ 8.88410            0
    01/01/2012 to 12/31/2012.........  $ 8.88410    $10.08456            0
    01/01/2013 to 12/31/2013.........  $10.08456    $11.66062            0
    01/01/2014 to 12/31/2014.........  $11.66062    $12.04087            0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08173    $10.40014        6,449
    01/01/2008 to 12/31/2008.........  $10.40014    $ 7.11067        2,306
    01/01/2009 to 12/31/2009.........  $ 7.11067    $ 8.87338       10,482
    01/01/2010 to 12/31/2010.........  $ 8.87338    $ 9.71717        2,408
    01/01/2011 to 12/31/2011.........  $ 9.71717    $ 9.19559        1,828
    01/01/2012 to 12/31/2012.........  $ 9.19559    $10.00890        2,209
    01/01/2013 to 12/31/2013.........  $10.00890    $11.21435        2,605
    01/01/2014 to 12/31/2014.........  $11.21435    $11.31680        2,284
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09491    $10.19690            0
    01/01/2008 to 12/31/2008.........  $10.19690    $ 5.58338            0
    01/01/2009 to 12/31/2009.........  $ 5.58338    $ 7.25452            0
    01/01/2010 to 12/31/2010.........  $ 7.25452    $ 9.41765            0
    01/01/2011 to 12/31/2011.........  $ 9.41765    $ 8.01442            0
    01/01/2012 to 12/31/2012.........  $ 8.01442    $ 9.42468            0
    01/01/2013 to 12/31/2013.........  $ 9.42468    $12.99782            0
    01/01/2014 to 12/31/2014.........  $12.99782    $13.35906            0
 AST SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09639    $ 9.85369            0
    01/01/2008 to 12/31/2008.........  $ 9.85369    $ 6.27311            0
    01/01/2009 to 12/31/2009.........  $ 6.27311    $ 8.22706            0
    01/01/2010 to 12/31/2010.........  $ 8.22706    $10.99213            0
    01/01/2011 to 12/31/2011.........  $10.99213    $10.66062            0
    01/01/2012 to 12/31/2012.........  $10.66062    $11.71193            0
    01/01/2013 to 12/31/2013.........  $11.71193    $15.50542            0
    01/01/2014 to 12/31/2014.........  $15.50542    $15.76593            0
 AST SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09252    $ 9.43781            0
    01/01/2008 to 12/31/2008.........  $ 9.43781    $ 6.49656            0
    01/01/2009 to 12/31/2009.........  $ 6.49656    $ 8.08080            0
    01/01/2010 to 12/31/2010.........  $ 8.08080    $ 9.97180            0
    01/01/2011 to 12/31/2011.........  $ 9.97180    $ 9.18294            0
    01/01/2012 to 12/31/2012.........  $ 9.18294    $10.62680            0
    01/01/2013 to 12/31/2013.........  $10.62680    $14.30082            0
    01/01/2014 to 12/31/2014.........  $14.30082    $14.74412            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.06952    $10.18543       83,481
    01/01/2008 to 12/31/2008.........  $10.18543    $ 7.38762       88,903
    01/01/2009 to 12/31/2009.........  $ 7.38762    $ 8.98204       96,723
    01/01/2010 to 12/31/2010.........  $ 8.98204    $ 9.81180      131,256
    01/01/2011 to 12/31/2011.........  $ 9.81180    $ 9.80066      106,195
    01/01/2012 to 12/31/2012.........  $ 9.80066    $10.89396      117,980
    01/01/2013 to 12/31/2013.........  $10.89396    $12.46564      137,681
    01/01/2014 to 12/31/2014.........  $12.46564    $12.92679       87,019
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09062    $ 9.46923            0
    01/01/2008 to 12/31/2008.........  $ 9.46923    $ 5.38974            0
    01/01/2009 to 12/31/2009.........  $ 5.38974    $ 6.53486            0
    01/01/2010 to 12/31/2010.........  $ 6.53486    $ 7.24797            0
    01/01/2011 to 12/31/2011.........  $ 7.24797    $ 6.98253            0
    01/01/2012 to 12/31/2012.........  $ 6.98253    $ 8.01823            0
    01/01/2013 to 12/31/2013.........  $ 8.01823    $10.18440            0
    01/01/2014 to 12/31/2014.........  $10.18440    $10.71946            0
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.14510    $10.06023            0
    01/01/2008 to 12/31/2008.........  $10.06023    $ 5.85587            0
    01/01/2009 to 12/31/2009.........  $ 5.85587    $ 8.79623            0
    01/01/2010 to 12/31/2010.........  $ 8.79623    $ 9.97721            0
    01/01/2011 to 12/31/2011.........  $ 9.97721    $ 9.60635            0
    01/01/2012 to 12/31/2012.........  $ 9.60635    $11.06240            0
    01/01/2013 to 12/31/2013.........  $11.06240    $15.60471            0
    01/01/2014 to 12/31/2014.........  $15.60471    $16.55877            0
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.18006    $11.62021            0
    01/01/2008 to 12/31/2008.........  $11.62021    $ 5.69192            0
    01/01/2009 to 12/31/2009.........  $ 5.69192    $ 8.32575            0
    01/01/2010 to 12/31/2010.........  $ 8.32575    $ 9.82226            0
    01/01/2011 to 12/31/2011.........  $ 9.82226    $ 8.18502            0
    01/01/2012 to 12/31/2012.........  $ 8.18502    $ 8.30605            0
    01/01/2013 to 12/31/2013.........  $ 8.30605    $ 9.38615            0
    01/01/2014 to 12/31/2014.........  $ 9.38615    $ 8.42411            0
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.00672    $10.59242            0
    01/01/2008 to 12/31/2008.........  $10.59242    $10.12189            0
    01/01/2009 to 12/31/2009.........  $10.12189    $11.11442            0
    01/01/2010 to 12/31/2010.........  $11.11442    $11.51070            0
    01/01/2011 to 12/31/2011.........  $11.51070    $11.73895            0
    01/01/2012 to 12/31/2012.........  $11.73895    $12.09753            0
    01/01/2013 to 12/31/2013.........  $12.09753    $11.40364            0
    01/01/2014 to 12/31/2014.........  $11.40364    $11.23092            0
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12987    $10.34051            0
    01/01/2008 to 12/31/2008.........  $10.34051    $ 5.84082            0
    01/01/2009 to 12/31/2009.........  $ 5.84082    $ 7.34699            0
    01/01/2010 to 12/31/2010.........  $ 7.34699    $ 8.24888            0
    01/01/2011 to 12/31/2011.........  $ 8.24888    $ 7.80005            0
    01/01/2012 to 12/31/2012.........  $ 7.80005    $ 8.48005            0
    01/01/2013 to 12/31/2013.........  $ 8.48005    $10.00833            0
    01/01/2014 to 12/31/2014.........  $10.00833    $10.34174            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99829    $ 9.97440            0
    01/01/2008 to 12/31/2008.........  $ 9.97440    $ 9.26012            0
    01/01/2009 to 12/31/2009.........  $ 9.26012    $10.12411            0
    01/01/2010 to 12/31/2010.........  $10.12411    $10.68882            0
    01/01/2011 to 12/31/2011.........  $10.68882    $11.09977            0
    01/01/2012 to 12/31/2012.........  $11.09977    $11.72442            0
    01/01/2013 to 12/31/2013.........  $11.72442    $11.31142            0
    01/01/2014 to 12/31/2014.........  $11.31142    $11.87582            0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07800    $ 6.62439       13,095
    01/01/2009 to 12/31/2009.........  $ 6.62439    $ 8.43856       13,278
    01/01/2010 to 12/31/2010.........  $ 8.43856    $ 9.11111       12,273
    01/01/2011 to 12/31/2011.........  $ 9.11111    $ 8.77465       12,254
    01/01/2012 to 09/21/2012.........  $ 8.77465    $ 9.80061            0
 PROFUND VP CONSUMER GOODS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08888    $ 7.64976            0
    01/01/2009 to 12/31/2009.........  $ 7.64976    $ 9.10795            0
    01/01/2010 to 12/31/2010.........  $ 9.10795    $10.46916            0
    01/01/2011 to 12/31/2011.........  $10.46916    $10.96620            0
    01/01/2012 to 12/31/2012.........  $10.96620    $11.90623            0
    01/01/2013 to 12/31/2013.........  $11.90623    $14.97885            0
    01/01/2014 to 12/31/2014.........  $14.97885    $16.17073            0
 PROFUND VP CONSUMER SERVICES
    05/01/2008* to 12/31/2008........  $10.26789    $ 7.02236            0
    01/01/2009 to 12/31/2009.........  $ 7.02236    $ 8.99625            0
    01/01/2010 to 12/31/2010.........  $ 8.99625    $10.69559            0
    01/01/2011 to 12/31/2011.........  $10.69559    $11.05178            0
    01/01/2012 to 12/31/2012.........  $11.05178    $13.21570            0
    01/01/2013 to 12/31/2013.........  $13.21570    $18.10413            0
    01/01/2014 to 12/31/2014.........  $18.10413    $19.94062            0
 PROFUND VP FINANCIALS
    05/01/2008* to 12/31/2008........  $10.38558    $ 5.25691            0
    01/01/2009 to 12/31/2009.........  $ 5.25691    $ 5.92130            0
    01/01/2010 to 12/31/2010.........  $ 5.92130    $ 6.43327            0
    01/01/2011 to 12/31/2011.........  $ 6.43327    $ 5.42933            0
    01/01/2012 to 12/31/2012.........  $ 5.42933    $ 6.63235            0
    01/01/2013 to 12/31/2013.........  $ 6.63235    $ 8.57950            0
    01/01/2014 to 12/31/2014.........  $ 8.57950    $ 9.48816            0
 PROFUND VP HEALTH CARE
    05/01/2008* to 12/31/2008........  $10.15181    $ 8.31248            0
    01/01/2009 to 12/31/2009.........  $ 8.31248    $ 9.73326            0
    01/01/2010 to 12/31/2010.........  $ 9.73326    $ 9.80396            0
    01/01/2011 to 12/31/2011.........  $ 9.80396    $10.57341            0
    01/01/2012 to 12/31/2012.........  $10.57341    $12.15749            0
    01/01/2013 to 12/31/2013.........  $12.15749    $16.64117            0
    01/01/2014 to 12/31/2014.........  $16.64117    $20.16101            0
 PROFUND VP INDUSTRIALS
    05/01/2008* to 12/31/2008........  $10.16531    $ 6.07943            0
    01/01/2009 to 12/31/2009.........  $ 6.07943    $ 7.38902            0
    01/01/2010 to 12/31/2010.........  $ 7.38902    $ 8.95555            0
    01/01/2011 to 12/31/2011.........  $ 8.95555    $ 8.61482            0
    01/01/2012 to 12/31/2012.........  $ 8.61482    $ 9.77001            0
    01/01/2013 to 12/31/2013.........  $ 9.77001    $13.22310            0
    01/01/2014 to 12/31/2014.........  $13.22310    $13.67304            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP LARGE-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.11054    $ 6.69733            0
    01/01/2009 to 12/31/2009.........  $ 6.69733    $ 8.50977            0
    01/01/2010 to 12/31/2010.........  $ 8.50977    $ 9.43334            0
    01/01/2011 to 12/31/2011.........  $ 9.43334    $ 9.52858            0
    01/01/2012 to 12/31/2012.........  $ 9.52858    $10.51880            0
    01/01/2013 to 12/31/2013.........  $10.51880    $13.46142            0
    01/01/2014 to 12/31/2014.........  $13.46142    $14.88851            0
 PROFUND VP LARGE-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.24132    $ 6.25377            0
    01/01/2009 to 12/31/2009.........  $ 6.25377    $ 7.31722       28,406
    01/01/2010 to 12/31/2010.........  $ 7.31722    $ 8.09071            0
    01/01/2011 to 12/31/2011.........  $ 8.09071    $ 7.82291            0
    01/01/2012 to 12/31/2012.........  $ 7.82291    $ 8.84292            0
    01/01/2013 to 12/31/2013.........  $ 8.84292    $11.24984            0
    01/01/2014 to 12/31/2014.........  $11.24984    $12.17219       25,934
 PROFUND VP MID-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.07232    $ 6.18197            0
    01/01/2009 to 12/31/2009.........  $ 6.18197    $ 8.37467            0
    01/01/2010 to 12/31/2010.........  $ 8.37467    $10.53324            0
    01/01/2011 to 12/31/2011.........  $10.53324    $10.01806            0
    01/01/2012 to 12/31/2012.........  $10.01806    $11.32039            0
    01/01/2013 to 12/31/2013.........  $11.32039    $14.47179            0
    01/01/2014 to 12/31/2014.........  $14.47179    $15.00875            0
 PROFUND VP MID-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.18830    $ 6.44572            0
    01/01/2009 to 12/31/2009.........  $ 6.44572    $ 8.26194            0
    01/01/2010 to 12/31/2010.........  $ 8.26194    $ 9.74674            0
    01/01/2011 to 12/31/2011.........  $ 9.74674    $ 9.17168            0
    01/01/2012 to 12/31/2012.........  $ 9.17168    $10.47030            0
    01/01/2013 to 12/31/2013.........  $10.47030    $13.55248            0
    01/01/2014 to 12/31/2014.........  $13.55248    $14.62522            0
 PROFUND VP REAL ESTATE
    05/01/2008* to 12/31/2008........  $10.25880    $ 5.50233            0
    01/01/2009 to 12/31/2009.........  $ 5.50233    $ 6.89226            0
    01/01/2010 to 12/31/2010.........  $ 6.89226    $ 8.41715            0
    01/01/2011 to 12/31/2011.........  $ 8.41715    $ 8.63574            0
    01/01/2012 to 12/31/2012.........  $ 8.63574    $ 9.90989            0
    01/01/2013 to 12/31/2013.........  $ 9.90989    $ 9.71472            0
    01/01/2014 to 12/31/2014.........  $ 9.71472    $11.89499            0
 PROFUND VP SMALL-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.11344    $ 6.79012            0
    01/01/2009 to 12/31/2009.........  $ 6.79012    $ 8.39058            0
    01/01/2010 to 12/31/2010.........  $ 8.39058    $10.33181            0
    01/01/2011 to 12/31/2011.........  $10.33181    $10.24894            0
    01/01/2012 to 12/31/2012.........  $10.24894    $11.29023            0
    01/01/2013 to 12/31/2013.........  $11.29023    $15.52788            0
    01/01/2014 to 12/31/2014.........  $15.52788    $15.53850            0
 PROFUND VP SMALL-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.22844    $ 7.15854            0
    01/01/2009 to 12/31/2009.........  $ 7.15854    $ 8.44145            0
    01/01/2010 to 12/31/2010.........  $ 8.44145    $10.09504            0
    01/01/2011 to 12/31/2011.........  $10.09504    $ 9.48178            0
    01/01/2012 to 12/31/2012.........  $ 9.48178    $10.78638            0
    01/01/2013 to 12/31/2013.........  $10.78638    $14.54443            0
    01/01/2014 to 12/31/2014.........  $14.54443    $15.07305            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP TELECOMMUNICATIONS
    05/01/2008* to 12/31/2008........  $10.27802    $ 7.24793         0
    01/01/2009 to 12/31/2009.........  $ 7.24793    $ 7.61825         0
    01/01/2010 to 12/31/2010.........  $ 7.61825    $ 8.63183         0
    01/01/2011 to 12/31/2011.........  $ 8.63183    $ 8.61225         0
    01/01/2012 to 12/31/2012.........  $ 8.61225    $ 9.82763         0
    01/01/2013 to 12/31/2013.........  $ 9.82763    $10.78690         0
    01/01/2014 to 12/31/2014.........  $10.78690    $10.62452         0
 PROFUND VP UTILITIES
    05/01/2008* to 12/31/2008........  $10.09847    $ 7.19471         0
    01/01/2009 to 12/31/2009.........  $ 7.19471    $ 7.80298         0
    01/01/2010 to 12/31/2010.........  $ 7.80298    $ 8.09711         0
    01/01/2011 to 12/31/2011.........  $ 8.09711    $ 9.31931         0
    01/01/2012 to 12/31/2012.........  $ 9.31931    $ 9.13981         0
    01/01/2013 to 12/31/2013.........  $ 9.13981    $10.14329         0
    01/01/2014 to 12/31/2014.........  $10.14329    $12.50607         0

* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

           ACCUMULATION UNIT VALUES: SPOUSAL TRUEINCOME ONLY (2.25%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09259    $10.40836       35,752
    01/01/2008 to 12/31/2008.........  $10.40836    $ 6.93900      105,752
    01/01/2009 to 12/31/2009.........  $ 6.93900    $ 8.43907      103,608
    01/01/2010 to 12/31/2010.........  $ 8.43907    $ 9.24057      101,061
    01/01/2011 to 12/31/2011.........  $ 9.24057    $ 8.79690       97,977
    01/01/2012 to 12/31/2012.........  $ 8.79690    $ 9.68389       94,375
    01/01/2013 to 12/31/2013.........  $ 9.68389    $10.41517       92,720
    01/01/2014 to 12/31/2014.........  $10.41517    $10.57455       89,680
 AST ADVANCED STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.11424    $10.45911        4,361
    01/01/2008 to 12/31/2008.........  $10.45911    $ 7.18015        4,026
    01/01/2009 to 12/31/2009.........  $ 7.18015    $ 8.86174        4,268
    01/01/2010 to 12/31/2010.........  $ 8.86174    $ 9.85443        4,407
    01/01/2011 to 12/31/2011.........  $ 9.85443    $ 9.64842        3,861
    01/01/2012 to 12/31/2012.........  $ 9.64842    $10.72340        3,994
    01/01/2013 to 12/31/2013.........  $10.72340    $12.22345        4,293
    01/01/2014 to 12/31/2014.........  $12.22345    $12.68426        4,231
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.06566    $ 9.53605            0
    01/01/2008 to 12/31/2008.........  $ 9.53605    $ 6.08557            0
    01/01/2009 to 12/31/2009.........  $ 6.08557    $ 7.00925            0
    01/01/2010 to 12/31/2010.........  $ 7.00925    $ 7.80396            0
    01/01/2011 to 12/31/2011.........  $ 7.80396    $ 7.90470            0
    01/01/2012 to 05/04/2012.........  $ 7.90470    $ 8.57225            0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07636    $10.41889            0
    01/01/2008 to 12/31/2008.........  $10.41889    $ 7.26485        6,336
    01/01/2009 to 12/31/2009.........  $ 7.26485    $ 8.76001        5,968
    01/01/2010 to 12/31/2010.........  $ 8.76001    $ 9.62204        5,653
    01/01/2011 to 12/31/2011.........  $ 9.62204    $ 9.29593        5,360
    01/01/2012 to 12/31/2012.........  $ 9.29593    $10.22495            0
    01/01/2013 to 12/31/2013.........  $10.22495    $11.76438            0
    01/01/2014 to 12/31/2014.........  $11.76438    $12.25547            0
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99817    $ 9.13225            0
    01/01/2012 to 12/31/2012.........  $ 9.13225    $ 9.99312            0
    01/01/2013 to 12/31/2013.........  $ 9.99312    $10.83368            0
    01/01/2014 to 12/31/2014.........  $10.83368    $11.11363            0
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99817    $10.45989            0
    01/01/2014 to 12/31/2014.........  $10.45989    $10.59537            0
 AST BOND PORTFOLIO 2016
    05/01/2009* to 12/31/2009........  $ 9.93817    $ 9.60029            0
    01/01/2010 to 12/31/2010.........  $ 9.60029    $10.38175            0
    01/01/2011 to 12/31/2011.........  $10.38175    $11.13198            0
    01/01/2012 to 12/31/2012.........  $11.13198    $11.33966            0
    01/01/2013 to 12/31/2013.........  $11.33966    $11.01331            0
    01/01/2014 to 12/31/2014.........  $11.01331    $10.82045            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2018
    05/01/2009* to 12/31/2009........  $ 9.92260    $ 9.66602            0
    01/01/2010 to 12/31/2010.........  $ 9.66602    $10.51037            0
    01/01/2011 to 12/31/2011.........  $10.51037    $11.67502            0
    01/01/2012 to 12/31/2012.........  $11.67502    $12.07002            0
    01/01/2013 to 12/31/2013.........  $12.07002    $11.43296            0
    01/01/2014 to 12/31/2014.........  $11.43296    $11.47866            0
 AST BOND PORTFOLIO 2019
    05/01/2009* to 12/31/2009........  $ 9.90537    $ 9.56692            0
    01/01/2010 to 12/31/2010.........  $ 9.56692    $10.41909            0
    01/01/2011 to 12/31/2011.........  $10.41909    $11.81750            0
    01/01/2012 to 12/31/2012.........  $11.81750    $12.23378            0
    01/01/2013 to 12/31/2013.........  $12.23378    $11.38619            0
    01/01/2014 to 12/31/2014.........  $11.38619    $11.61012            0
 AST BOND PORTFOLIO 2020
    05/01/2009* to 12/31/2009........  $ 9.88409    $ 9.24215            0
    01/01/2010 to 12/31/2010.........  $ 9.24215    $10.10897            0
    01/01/2011 to 12/31/2011.........  $10.10897    $11.73297            0
    01/01/2012 to 12/31/2012.........  $11.73297    $12.19909            0
    01/01/2013 to 12/31/2013.........  $12.19909    $11.15288            0
    01/01/2014 to 12/31/2014.........  $11.15288    $11.57887            0
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99756    $10.96313            0
    01/01/2011 to 12/31/2011.........  $10.96313    $12.89858            0
    01/01/2012 to 12/31/2012.........  $12.89858    $13.47101            0
    01/01/2013 to 12/31/2013.........  $13.47101    $12.25190            0
    01/01/2014 to 12/31/2014.........  $12.25190    $12.90229            0
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99817    $11.97123            0
    01/01/2012 to 12/31/2012.........  $11.97123    $12.39162            0
    01/01/2013 to 12/31/2013.........  $12.39162    $10.93752            0
    01/01/2014 to 12/31/2014.........  $10.93752    $11.80557            0
 AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012........  $ 9.99756    $10.35614            0
    01/01/2013 to 12/31/2013.........  $10.35614    $ 9.09485            0
    01/01/2014 to 12/31/2014.........  $ 9.09485    $10.01687            0
 AST BOND PORTFOLIO 2024
    01/02/2013* to 12/31/2013........  $ 9.99878    $ 8.71352            0
    01/01/2014 to 12/31/2014.........  $ 8.71352    $ 9.76502            0
 AST BOND PORTFOLIO 2025
    01/02/2014* to 12/31/2014........  $ 9.99878    $11.25653            0
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14494    $10.29276            0
    01/01/2010 to 12/31/2010.........  $10.29276    $11.44743            0
    01/01/2011 to 12/31/2011.........  $11.44743    $10.53811            0
    01/01/2012 to 12/31/2012.........  $10.53811    $11.66936            0
    01/01/2013 to 12/31/2013.........  $11.66936    $14.99914            0
    01/01/2014 to 12/31/2014.........  $14.99914    $16.17443            0
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.11572    $10.39394        2,313
    01/01/2008 to 12/31/2008.........  $10.39394    $ 6.61333       31,383
    01/01/2009 to 12/31/2009.........  $ 6.61333    $ 8.10575       29,699
    01/01/2010 to 12/31/2010.........  $ 8.10575    $ 8.98747       30,032
    01/01/2011 to 12/31/2011.........  $ 8.98747    $ 8.57641       26,340
    01/01/2012 to 12/31/2012.........  $ 8.57641    $ 9.53801       25,322
    01/01/2013 to 12/31/2013.........  $ 9.53801    $11.44349       26,277
    01/01/2014 to 12/31/2014.........  $11.44349    $11.97425       25,604

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99817    $11.60694            0
    01/01/2014 to 12/31/2014.........  $11.60694    $12.89601            0
 AST COHEN & STEERS REALTY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10546    $ 9.34498            0
    01/01/2008 to 12/31/2008.........  $ 9.34498    $ 5.93547            0
    01/01/2009 to 12/31/2009.........  $ 5.93547    $ 7.65792            0
    01/01/2010 to 12/31/2010.........  $ 7.65792    $ 9.63797            0
    01/01/2011 to 12/31/2011.........  $ 9.63797    $10.04709            0
    01/01/2012 to 12/31/2012.........  $10.04709    $11.33335            0
    01/01/2013 to 12/31/2013.........  $11.33335    $11.43079            0
    01/01/2014 to 12/31/2014.........  $11.43079    $14.63476            0
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12689    $ 8.81330            0
    01/01/2008 to 07/18/2008.........  $ 8.81330    $ 8.05024            0
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99817    $ 9.65216            0
    01/01/2014 to 12/31/2014.........  $ 9.65216    $ 9.92106            0
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08842    $10.40308       36,393
    01/01/2008 to 12/31/2008.........  $10.40308    $ 6.66519       48,519
    01/01/2009 to 12/31/2009.........  $ 6.66519    $ 8.07303       36,333
    01/01/2010 to 12/31/2010.........  $ 8.07303    $ 9.02920       35,724
    01/01/2011 to 12/31/2011.........  $ 9.02920    $ 8.69762       35,387
    01/01/2012 to 12/31/2012.........  $ 8.69762    $ 9.41022       34,147
    01/01/2013 to 12/31/2013.........  $ 9.41022    $10.56122       34,394
    01/01/2014 to 12/31/2014.........  $10.56122    $10.65404        4,824
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10345    $ 7.47848            0
    01/01/2009 to 12/31/2009.........  $ 7.47848    $ 8.86641            0
    01/01/2010 to 12/31/2010.........  $ 8.86641    $ 9.82645            0
    01/01/2011 to 12/31/2011.........  $ 9.82645    $ 9.37271            0
    01/01/2012 to 12/31/2012.........  $ 9.37271    $10.41563            0
    01/01/2013 to 12/31/2013.........  $10.41563    $12.14429            0
    01/01/2014 to 12/31/2014.........  $12.14429    $12.55586            0
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99818    $ 7.45395            0
    01/01/2009 to 11/13/2009.........  $ 7.45395    $ 8.29610            0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99817    $10.70716        6,403
    01/01/2013 to 12/31/2013.........  $10.70716    $13.03378        7,593
    01/01/2014 to 12/31/2014.........  $13.03378    $13.15153        8,413
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99817    $10.77509            0
    01/01/2014 to 12/31/2014.........  $10.77509    $10.80728            0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17485    $ 6.09787            0
    01/01/2009 to 12/31/2009.........  $ 6.09787    $ 8.05662            0
    01/01/2010 to 12/31/2010.........  $ 8.05662    $ 9.47077            0
    01/01/2011 to 12/31/2011.........  $ 9.47077    $ 8.79564            0
    01/01/2012 to 12/31/2012.........  $ 8.79564    $10.90705            0
    01/01/2013 to 12/31/2013.........  $10.90705    $11.13034            0
    01/01/2014 to 12/31/2014.........  $11.13034    $12.40059            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.13366    $10.38560         0
    01/01/2008 to 12/31/2008.........  $10.38560    $ 6.06661         0
    01/01/2009 to 12/31/2009.........  $ 6.06661    $ 8.86369         0
    01/01/2010 to 12/31/2010.........  $ 8.86369    $ 9.56020         0
    01/01/2011 to 12/31/2011.........  $ 9.56020    $ 8.97984         0
    01/01/2012 to 12/31/2012.........  $ 8.97984    $10.51733         0
    01/01/2013 to 12/31/2013.........  $10.51733    $13.34447         0
    01/01/2014 to 02/07/2014.........  $13.34447    $13.12016         0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07317    $10.18268         0
    01/01/2008 to 12/31/2008.........  $10.18268    $ 5.90611         0
    01/01/2009 to 12/31/2009.........  $ 5.90611    $ 6.88429         0
    01/01/2010 to 12/31/2010.........  $ 6.88429    $ 7.60027         0
    01/01/2011 to 12/31/2011.........  $ 7.60027    $ 7.02277         0
    01/01/2012 to 12/31/2012.........  $ 7.02277    $ 8.21850         0
    01/01/2013 to 12/31/2013.........  $ 8.21850    $10.73345         0
    01/01/2014 to 12/31/2014.........  $10.73345    $11.87536         0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12362    $10.40181         0
    01/01/2008 to 12/31/2008.........  $10.40181    $ 6.02276         0
    01/01/2009 to 12/31/2009.........  $ 6.02276    $ 9.25287         0
    01/01/2010 to 12/31/2010.........  $ 9.25287    $10.84297         0
    01/01/2011 to 12/31/2011.........  $10.84297    $10.28861         0
    01/01/2012 to 12/31/2012.........  $10.28861    $12.03503         0
    01/01/2013 to 12/31/2013.........  $12.03503    $15.55881         0
    01/01/2014 to 12/31/2014.........  $15.55881    $16.97002         0
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08912    $ 7.58712         0
    01/01/2009 to 12/31/2009.........  $ 7.58712    $ 9.15495         0
    01/01/2010 to 12/31/2010.........  $ 9.15495    $ 9.99172         0
    01/01/2011 to 12/31/2011.........  $ 9.99172    $ 9.72241         0
    01/01/2012 to 12/31/2012.........  $ 9.72241    $10.47090         0
    01/01/2013 to 12/31/2013.........  $10.47090    $11.24583         0
    01/01/2014 to 12/31/2014.........  $11.24583    $11.44247         0
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03306    $ 7.61996         0
    01/01/2009 to 12/31/2009.........  $ 7.61996    $ 9.45270         0
    01/01/2010 to 12/31/2010.........  $ 9.45270    $11.71899         0
    01/01/2011 to 12/31/2011.........  $11.71899    $11.61038         0
    01/01/2012 to 12/31/2012.........  $11.61038    $13.13563         0
    01/01/2013 to 12/31/2013.........  $13.13563    $17.83218         0
    01/01/2014 to 12/31/2014.........  $17.83218    $18.69447         0
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07742    $ 9.79053         0
    01/01/2008 to 12/31/2008.........  $ 9.79053    $ 6.00324         0
    01/01/2009 to 12/31/2009.........  $ 6.00324    $ 6.94298         0
    01/01/2010 to 12/31/2010.........  $ 6.94298    $ 7.63496         0
    01/01/2011 to 12/31/2011.........  $ 7.63496    $ 7.43019         0
    01/01/2012 to 12/31/2012.........  $ 7.43019    $ 8.23998         0
    01/01/2013 to 12/31/2013.........  $ 8.23998    $10.84901         0
    01/01/2014 to 12/31/2014.........  $10.84901    $10.77526         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HIGH YIELD PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.01047    $10.50020            0
    01/01/2008 to 12/31/2008.........  $10.50020    $ 7.64586            0
    01/01/2009 to 12/31/2009.........  $ 7.64586    $10.13591            0
    01/01/2010 to 12/31/2010.........  $10.13591    $11.25074            0
    01/01/2011 to 12/31/2011.........  $11.25074    $11.35230            0
    01/01/2012 to 12/31/2012.........  $11.35230    $12.64204            0
    01/01/2013 to 12/31/2013.........  $12.64204    $13.25122            0
    01/01/2014 to 12/31/2014.........  $13.25122    $13.29064            0
 AST INTERNATIONAL GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.24152    $11.04445            0
    01/01/2008 to 12/31/2008.........  $11.04445    $ 5.37533            0
    01/01/2009 to 12/31/2009.........  $ 5.37533    $ 7.11204            0
    01/01/2010 to 12/31/2010.........  $ 7.11204    $ 7.96369            0
    01/01/2011 to 12/31/2011.........  $ 7.96369    $ 6.78190            0
    01/01/2012 to 12/31/2012.........  $ 6.78190    $ 7.98291            0
    01/01/2013 to 12/31/2013.........  $ 7.98291    $ 9.29481            0
    01/01/2014 to 12/31/2014.........  $ 9.29481    $ 8.58780            0
 AST INTERNATIONAL VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.18829    $10.44818            0
    01/01/2008 to 12/31/2008.........  $10.44818    $ 5.72167            0
    01/01/2009 to 12/31/2009.........  $ 5.72167    $ 7.30212            0
    01/01/2010 to 12/31/2010.........  $ 7.30212    $ 7.93270            0
    01/01/2011 to 12/31/2011.........  $ 7.93270    $ 6.78440            0
    01/01/2012 to 12/31/2012.........  $ 6.78440    $ 7.74111            0
    01/01/2013 to 12/31/2013.........  $ 7.74111    $ 9.04438            0
    01/01/2014 to 12/31/2014.........  $ 9.04438    $ 8.25210            0
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11164    $ 7.11280            0
    01/01/2009 to 12/31/2009.........  $ 7.11280    $ 8.81105            0
    01/01/2010 to 12/31/2010.........  $ 8.81105    $ 9.80753            0
    01/01/2011 to 12/31/2011.........  $ 9.80753    $ 9.53709            0
    01/01/2012 to 12/31/2012.........  $ 9.53709    $10.59352            0
    01/01/2013 to 12/31/2013.........  $10.59352    $12.04688            0
    01/01/2014 to 12/31/2014.........  $12.04688    $12.53123            0
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.18169    $10.31917            0
    01/01/2008 to 12/31/2008.........  $10.31917    $ 5.91568            0
    01/01/2009 to 12/31/2009.........  $ 5.91568    $ 7.86117            0
    01/01/2010 to 12/31/2010.........  $ 7.86117    $ 8.23915            0
    01/01/2011 to 12/31/2011.........  $ 8.23915    $ 7.32044            0
    01/01/2012 to 12/31/2012.........  $ 7.32044    $ 8.72738            0
    01/01/2013 to 12/31/2013.........  $ 8.72738    $ 9.84617            0
    01/01/2014 to 12/31/2014.........  $ 9.84617    $ 9.01626            0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08268    $ 9.67051        1,198
    01/01/2008 to 12/31/2008.........  $ 9.67051    $ 7.79152       15,325
    01/01/2009 to 12/31/2009.........  $ 7.79152    $ 9.29772       29,382
    01/01/2010 to 12/31/2010.........  $ 9.29772    $ 9.75836       29,316
    01/01/2011 to 12/31/2011.........  $ 9.75836    $ 9.56595       22,336
    01/01/2012 to 12/31/2012.........  $ 9.56595    $10.35760       25,063
    01/01/2013 to 12/31/2013.........  $10.35760    $11.24695       30,640
    01/01/2014 to 12/31/2014.........  $11.24695    $11.59835       33,438

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08356    $10.28296         0
    01/01/2010 to 12/31/2010.........  $10.28296    $11.19445         0
    01/01/2011 to 12/31/2011.........  $11.19445    $11.02056         0
    01/01/2012 to 12/31/2012.........  $11.02056    $12.41412         0
    01/01/2013 to 12/31/2013.........  $12.41412    $16.57128         0
    01/01/2014 to 12/31/2014.........  $16.57128    $17.74632         0
 AST LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09172    $ 9.53794         0
    01/01/2008 to 12/31/2008.........  $ 9.53794    $ 5.45762         0
    01/01/2009 to 12/31/2009.........  $ 5.45762    $ 6.37465         0
    01/01/2010 to 12/31/2010.........  $ 6.37465    $ 7.05469         0
    01/01/2011 to 12/31/2011.........  $ 7.05469    $ 6.61075         0
    01/01/2012 to 12/31/2012.........  $ 6.61075    $ 7.55656         0
    01/01/2013 to 12/31/2013.........  $ 7.55656    $10.33585         0
    01/01/2014 to 12/31/2014.........  $10.33585    $11.49767         0
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.13268    $10.80077         0
    01/01/2008 to 12/31/2008.........  $10.80077    $ 5.95100         0
    01/01/2009 to 12/31/2009.........  $ 5.95100    $ 7.55184         0
    01/01/2010 to 12/31/2010.........  $ 7.55184    $ 8.84435         0
    01/01/2011 to 12/31/2011.........  $ 8.84435    $ 8.57068         0
    01/01/2012 to 12/31/2012.........  $ 8.57068    $ 9.40965         0
    01/01/2013 to 12/31/2013.........  $ 9.40965    $12.57148         0
    01/01/2014 to 12/31/2014.........  $12.57148    $13.59643         0
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.00663    $10.37439         0
    01/01/2008 to 12/31/2008.........  $10.37439    $ 7.78667         0
    01/01/2009 to 12/31/2009.........  $ 7.78667    $10.25013         0
    01/01/2010 to 12/31/2010.........  $10.25013    $11.36902         0
    01/01/2011 to 12/31/2011.........  $11.36902    $12.24988         0
    01/01/2012 to 12/31/2012.........  $12.24988    $12.68991         0
    01/01/2013 to 12/31/2013.........  $12.68991    $12.16203         0
    01/01/2014 to 12/31/2014.........  $12.16203    $12.65397         0
 AST MFS GLOBAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.15607    $10.40826         0
    01/01/2008 to 12/31/2008.........  $10.40826    $ 6.71901         0
    01/01/2009 to 12/31/2009.........  $ 6.71901    $ 8.64125         0
    01/01/2010 to 12/31/2010.........  $ 8.64125    $ 9.46896         0
    01/01/2011 to 12/31/2011.........  $ 9.46896    $ 8.97047         0
    01/01/2012 to 12/31/2012.........  $ 8.97047    $10.79709         0
    01/01/2013 to 12/31/2013.........  $10.79709    $13.47721         0
    01/01/2014 to 12/31/2014.........  $13.47721    $13.65870         0
 AST MFS GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10817    $10.74006         0
    01/01/2008 to 12/31/2008.........  $10.74006    $ 6.69032         0
    01/01/2009 to 12/31/2009.........  $ 6.69032    $ 8.13318         0
    01/01/2010 to 12/31/2010.........  $ 8.13318    $ 8.97093         0
    01/01/2011 to 12/31/2011.........  $ 8.97093    $ 8.72140         0
    01/01/2012 to 12/31/2012.........  $ 8.72140    $ 9.98605         0
    01/01/2013 to 12/31/2013.........  $ 9.98605    $13.35087         0
    01/01/2014 to 12/31/2014.........  $13.35087    $14.19391         0
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99817    $10.17546         0
    01/01/2013 to 12/31/2013.........  $10.17546    $13.38494         0
    01/01/2014 to 12/31/2014.........  $13.38494    $14.42752         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07716    $ 9.72712         0
    01/01/2008 to 12/31/2008.........  $ 9.72712    $ 5.88593         0
    01/01/2009 to 12/31/2009.........  $ 5.88593    $ 7.99459         0
    01/01/2010 to 12/31/2010.........  $ 7.99459    $ 9.66434         0
    01/01/2011 to 12/31/2011.........  $ 9.66434    $ 9.12547         0
    01/01/2012 to 12/31/2012.........  $ 9.12547    $10.56706         0
    01/01/2013 to 12/31/2013.........  $10.56706    $13.68424         0
    01/01/2014 to 12/31/2014.........  $13.68424    $15.38597         0
 AST MONEY MARKET PORTFOLIO
    07/30/2007* to 12/31/2007........  $ 9.99949    $10.10594         0
    01/01/2008 to 12/31/2008.........  $10.10594    $10.13142         0
    01/01/2009 to 12/31/2009.........  $10.13142    $ 9.93250         0
    01/01/2010 to 12/31/2010.........  $ 9.93250    $ 9.71606         0
    01/01/2011 to 12/31/2011.........  $ 9.71606    $ 9.50427         0
    01/01/2012 to 12/31/2012.........  $ 9.50427    $ 9.29512         0
    01/01/2013 to 12/31/2013.........  $ 9.29512    $ 9.09014         0
    01/01/2014 to 12/31/2014.........  $ 9.09014    $ 8.88992         0
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10429    $10.00185         0
    01/01/2008 to 12/31/2008.........  $10.00185    $ 5.64787         0
    01/01/2009 to 12/31/2009.........  $ 5.64787    $ 7.76834         0
    01/01/2010 to 12/31/2010.........  $ 7.76834    $ 9.37771         0
    01/01/2011 to 12/31/2011.........  $ 9.37771    $ 8.94345         0
    01/01/2012 to 12/31/2012.........  $ 8.94345    $10.24423         0
    01/01/2013 to 12/31/2013.........  $10.24423    $14.22720         0
    01/01/2014 to 12/31/2014.........  $14.22720    $15.89644         0
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02808    $10.06094         0
    01/01/2012 to 12/31/2012.........  $10.06094    $10.31832         0
    01/01/2013 to 12/31/2013.........  $10.31832    $ 9.80501         0
    01/01/2014 to 12/31/2014.........  $ 9.80501    $10.08288         0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.15795    $10.47719         0
    01/01/2008 to 12/31/2008.........  $10.47719    $ 5.82159         0
    01/01/2009 to 12/31/2009.........  $ 5.82159    $ 7.38931         0
    01/01/2010 to 12/31/2010.........  $ 7.38931    $ 9.29890         0
    01/01/2011 to 12/31/2011.........  $ 9.29890    $ 9.24765         0
    01/01/2012 to 12/31/2012.........  $ 9.24765    $10.16338         0
    01/01/2013 to 12/31/2013.........  $10.16338    $13.18089         0
    01/01/2014 to 12/31/2014.........  $13.18089    $13.91384         0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.05097    $11.21223         0
    01/01/2008 to 12/31/2008.........  $11.21223    $ 6.30059         0
    01/01/2009 to 12/31/2009.........  $ 6.30059    $ 7.55208         0
    01/01/2010 to 12/31/2010.........  $ 7.55208    $ 8.88250         0
    01/01/2011 to 04/29/2011.........  $ 8.88250    $ 9.94479         0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99817    $10.28427         0
    01/01/2013 to 12/31/2013.........  $10.28427    $11.96007         0
    01/01/2014 to 12/31/2014.........  $11.96007    $12.29764         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10092    $ 5.55968           0
    01/01/2009 to 12/31/2009.........  $ 5.55968    $ 9.05371           0
    01/01/2010 to 12/31/2010.........  $ 9.05371    $10.82608           0
    01/01/2011 to 12/31/2011.........  $10.82608    $ 8.44144           0
    01/01/2012 to 12/31/2012.........  $ 8.44144    $ 9.73520           0
    01/01/2013 to 12/31/2013.........  $ 9.73520    $ 9.54191           0
    01/01/2014 to 12/31/2014.........  $ 9.54191    $ 8.89465           0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $ 9.99817    $10.31976           0
    01/01/2008 to 12/31/2008.........  $10.31976    $10.20502           0
    01/01/2009 to 12/31/2009.........  $10.20502    $11.00111           0
    01/01/2010 to 12/31/2010.........  $11.00111    $11.17807           0
    01/01/2011 to 12/31/2011.........  $11.17807    $11.17792           0
    01/01/2012 to 12/31/2012.........  $11.17792    $11.44441           0
    01/01/2013 to 12/31/2013.........  $11.44441    $10.94881           0
    01/01/2014 to 12/31/2014.........  $10.94881    $10.69701           0
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $ 9.98954    $10.57963           0
    01/01/2008 to 12/31/2008.........  $10.57963    $10.11299           0
    01/01/2009 to 12/31/2009.........  $10.11299    $11.52465           0
    01/01/2010 to 12/31/2010.........  $11.52465    $12.14060           0
    01/01/2011 to 12/31/2011.........  $12.14060    $12.25092           0
    01/01/2012 to 12/31/2012.........  $12.25092    $13.09743           0
    01/01/2013 to 12/31/2013.........  $13.09743    $12.57340           0
    01/01/2014 to 12/31/2014.........  $12.57340    $12.81660           0
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.05193    $10.46930           0
    01/01/2008 to 12/31/2008.........  $10.46930    $ 8.24363       7,614
    01/01/2009 to 12/31/2009.........  $ 8.24363    $ 9.67745       7,605
    01/01/2010 to 12/31/2010.........  $ 9.67745    $10.46483       7,598
    01/01/2011 to 12/31/2011.........  $10.46483    $10.33653       7,591
    01/01/2012 to 12/31/2012.........  $10.33653    $11.15714       6,122
    01/01/2013 to 12/31/2013.........  $11.15714    $11.91643       6,119
    01/01/2014 to 12/31/2014.........  $11.91643    $12.32685       6,116
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01809    $10.06081           0
    01/01/2012 to 12/31/2012.........  $10.06081    $10.53829           0
    01/01/2013 to 12/31/2013.........  $10.53829    $10.06769           0
    01/01/2014 to 12/31/2014.........  $10.06769    $10.44256           0
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12407    $10.53944       3,839
    01/01/2008 to 12/31/2008.........  $10.53944    $ 6.11107       7,192
    01/01/2009 to 12/31/2009.........  $ 6.11107    $ 7.52883       7,929
    01/01/2010 to 12/31/2010.........  $ 7.52883    $ 8.76348       4,225
    01/01/2011 to 12/31/2011.........  $ 8.76348    $ 8.03805       4,222
    01/01/2012 to 12/31/2012.........  $ 8.03805    $ 8.87626       4,220
    01/01/2013 to 12/31/2013.........  $ 8.87626    $10.15860       4,217
    01/01/2014 to 12/31/2014.........  $10.15860    $10.84847       4,215
 AST QMA US EQUITY ALPHA PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08286    $ 9.72566           0
    01/01/2008 to 12/31/2008.........  $ 9.72566    $ 5.82874           0
    01/01/2009 to 12/31/2009.........  $ 5.82874    $ 6.94419           0
    01/01/2010 to 12/31/2010.........  $ 6.94419    $ 7.81316           0
    01/01/2011 to 12/31/2011.........  $ 7.81316    $ 7.90544           0
    01/01/2012 to 12/31/2012.........  $ 7.90544    $ 9.18480           0
    01/01/2013 to 12/31/2013.........  $ 9.18480    $11.89535           0
    01/01/2014 to 12/31/2014.........  $11.89535    $13.63571           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99817    $ 8.86623         0
    01/01/2012 to 12/31/2012.........  $ 8.86623    $ 9.81140         0
    01/01/2013 to 12/31/2013.........  $ 9.81140    $11.74435         0
    01/01/2014 to 12/31/2014.........  $11.74435    $12.23225         0
 AST RCM WORLD TRENDS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08094    $ 7.31892         0
    01/01/2009 to 12/31/2009.........  $ 7.31892    $ 8.83168         0
    01/01/2010 to 12/31/2010.........  $ 8.83168    $ 9.66656         0
    01/01/2011 to 12/31/2011.........  $ 9.66656    $ 9.28221         0
    01/01/2012 to 12/31/2012.........  $ 9.28221    $10.01073         0
    01/01/2013 to 12/31/2013.........  $10.01073    $11.00797         0
    01/01/2014 to 12/31/2014.........  $11.00797    $11.31869         0
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09912    $ 6.67241         0
    01/01/2009 to 12/31/2009.........  $ 6.67241    $ 8.27737         0
    01/01/2010 to 12/31/2010.........  $ 8.27737    $ 9.25612         0
    01/01/2011 to 12/31/2011.........  $ 9.25612    $ 8.83628         0
    01/01/2012 to 12/31/2012.........  $ 8.83628    $10.01554         0
    01/01/2013 to 12/31/2013.........  $10.01554    $11.56382         0
    01/01/2014 to 12/31/2014.........  $11.56382    $11.92336         0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08161    $10.39352         0
    01/01/2008 to 12/31/2008.........  $10.39352    $ 7.09576         0
    01/01/2009 to 12/31/2009.........  $ 7.09576    $ 8.84173         0
    01/01/2010 to 12/31/2010.........  $ 8.84173    $ 9.66838         0
    01/01/2011 to 12/31/2011.........  $ 9.66838    $ 9.13597         0
    01/01/2012 to 12/31/2012.........  $ 9.13597    $ 9.92933         0
    01/01/2013 to 12/31/2013.........  $ 9.92933    $11.10888         0
    01/01/2014 to 12/31/2014.........  $11.10888    $11.19393         0
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09479    $10.19042         0
    01/01/2008 to 12/31/2008.........  $10.19042    $ 5.57163         0
    01/01/2009 to 12/31/2009.........  $ 5.57163    $ 7.22865         0
    01/01/2010 to 12/31/2010.........  $ 7.22865    $ 9.37021         0
    01/01/2011 to 12/31/2011.........  $ 9.37021    $ 7.96243         0
    01/01/2012 to 12/31/2012.........  $ 7.96243    $ 9.34974         0
    01/01/2013 to 12/31/2013.........  $ 9.34974    $12.87543         0
    01/01/2014 to 12/31/2014.........  $12.87543    $13.21385         0
 AST SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09627    $ 9.84748         0
    01/01/2008 to 12/31/2008.........  $ 9.84748    $ 6.25989         0
    01/01/2009 to 12/31/2009.........  $ 6.25989    $ 8.19774         0
    01/01/2010 to 12/31/2010.........  $ 8.19774    $10.93692         0
    01/01/2011 to 12/31/2011.........  $10.93692    $10.59155         0
    01/01/2012 to 12/31/2012.........  $10.59155    $11.61894         0
    01/01/2013 to 12/31/2013.........  $11.61894    $15.35977         0
    01/01/2014 to 12/31/2014.........  $15.35977    $15.59493         0
 AST SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09240    $ 9.43184         0
    01/01/2008 to 12/31/2008.........  $ 9.43184    $ 6.48284         0
    01/01/2009 to 12/31/2009.........  $ 6.48284    $ 8.05172         0
    01/01/2010 to 12/31/2010.........  $ 8.05172    $ 9.92121         0
    01/01/2011 to 12/31/2011.........  $ 9.92121    $ 9.12303         0
    01/01/2012 to 12/31/2012.........  $ 9.12303    $10.54186         0
    01/01/2013 to 12/31/2013.........  $10.54186    $14.16562         0
    01/01/2014 to 12/31/2014.........  $14.16562    $14.58335         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.06940    $10.17909       15,839
    01/01/2008 to 12/31/2008.........  $10.17909    $ 7.37218       17,054
    01/01/2009 to 12/31/2009.........  $ 7.37218    $ 8.95004       21,617
    01/01/2010 to 12/31/2010.........  $ 8.95004    $ 9.76253       24,155
    01/01/2011 to 12/31/2011.........  $ 9.76253    $ 9.73710       21,612
    01/01/2012 to 12/31/2012.........  $ 9.73710    $10.80731        8,819
    01/01/2013 to 12/31/2013.........  $10.80731    $12.34832        8,316
    01/01/2014 to 12/31/2014.........  $12.34832    $12.78626        6,803
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09050    $ 9.46330            0
    01/01/2008 to 12/31/2008.........  $ 9.46330    $ 5.37837            0
    01/01/2009 to 12/31/2009.........  $ 5.37837    $ 6.51148            0
    01/01/2010 to 12/31/2010.........  $ 6.51148    $ 7.21138            0
    01/01/2011 to 12/31/2011.........  $ 7.21138    $ 6.93698            0
    01/01/2012 to 12/31/2012.........  $ 6.93698    $ 7.95422            0
    01/01/2013 to 12/31/2013.........  $ 7.95422    $10.08814            0
    01/01/2014 to 12/31/2014.........  $10.08814    $10.60262            0
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.14498    $10.05385            0
    01/01/2008 to 12/31/2008.........  $10.05385    $ 5.84358            0
    01/01/2009 to 12/31/2009.........  $ 5.84358    $ 8.76503            0
    01/01/2010 to 12/31/2010.........  $ 8.76503    $ 9.92720            0
    01/01/2011 to 12/31/2011.........  $ 9.92720    $ 9.54415            0
    01/01/2012 to 12/31/2012.........  $ 9.54415    $10.97465            0
    01/01/2013 to 12/31/2013.........  $10.97465    $15.45825            0
    01/01/2014 to 12/31/2014.........  $15.45825    $16.37927            0
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.17994    $11.61278            0
    01/01/2008 to 12/31/2008.........  $11.61278    $ 5.67991            0
    01/01/2009 to 12/31/2009.........  $ 5.67991    $ 8.29598            0
    01/01/2010 to 12/31/2010.........  $ 8.29598    $ 9.77266            0
    01/01/2011 to 12/31/2011.........  $ 9.77266    $ 8.13173            0
    01/01/2012 to 12/31/2012.........  $ 8.13173    $ 8.23989            0
    01/01/2013 to 12/31/2013.........  $ 8.23989    $ 9.29767            0
    01/01/2014 to 12/31/2014.........  $ 9.29767    $ 8.33248            0
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.00660    $10.58572            0
    01/01/2008 to 12/31/2008.........  $10.58572    $10.10058            0
    01/01/2009 to 12/31/2009.........  $10.10058    $11.07476            0
    01/01/2010 to 12/31/2010.........  $11.07476    $11.45282            0
    01/01/2011 to 12/31/2011.........  $11.45282    $11.66279            0
    01/01/2012 to 12/31/2012.........  $11.66279    $12.00139            0
    01/01/2013 to 12/31/2013.........  $12.00139    $11.29641            0
    01/01/2014 to 12/31/2014.........  $11.29641    $11.10902            0
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12975    $10.33392            0
    01/01/2008 to 12/31/2008.........  $10.33392    $ 5.82845            0
    01/01/2009 to 12/31/2009.........  $ 5.82845    $ 7.32065            0
    01/01/2010 to 12/31/2010.........  $ 7.32065    $ 8.20731            0
    01/01/2011 to 12/31/2011.........  $ 8.20731    $ 7.74927            0
    01/01/2012 to 12/31/2012.........  $ 7.74927    $ 8.41241            0
    01/01/2013 to 12/31/2013.........  $ 8.41241    $ 9.91390            0
    01/01/2014 to 12/31/2014.........  $ 9.91390    $10.22917            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99817    $ 9.97260           0
    01/01/2008 to 12/31/2008.........  $ 9.97260    $ 9.24471           0
    01/01/2009 to 12/31/2009.........  $ 9.24471    $10.09245           0
    01/01/2010 to 12/31/2010.........  $10.09245    $10.63976           0
    01/01/2011 to 12/31/2011.........  $10.63976    $11.03259           0
    01/01/2012 to 12/31/2012.........  $11.03259    $11.63642           0
    01/01/2013 to 12/31/2013.........  $11.63642    $11.21013           0
    01/01/2014 to 12/31/2014.........  $11.21013    $11.75216           0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07796    $ 6.61786       2,993
    01/01/2009 to 12/31/2009.........  $ 6.61786    $ 8.41779       2,428
    01/01/2010 to 12/31/2010.........  $ 8.41779    $ 9.07537       7,480
    01/01/2011 to 12/31/2011.........  $ 9.07537    $ 8.72737       5,900
    01/01/2012 to 09/21/2012.........  $ 8.72737    $ 9.73751           0
 PROFUND VP CONSUMER GOODS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08884    $ 7.64220           0
    01/01/2009 to 12/31/2009.........  $ 7.64220    $ 9.08572           0
    01/01/2010 to 12/31/2010.........  $ 9.08572    $10.42831           0
    01/01/2011 to 12/31/2011.........  $10.42831    $10.90732           0
    01/01/2012 to 12/31/2012.........  $10.90732    $11.82476           0
    01/01/2013 to 12/31/2013.........  $11.82476    $14.85447           0
    01/01/2014 to 12/31/2014.........  $14.85447    $16.01280           0
 PROFUND VP CONSUMER SERVICES
    05/01/2008* to 12/31/2008........  $10.26785    $ 7.01546           0
    01/01/2009 to 12/31/2009.........  $ 7.01546    $ 8.97435           0
    01/01/2010 to 12/31/2010.........  $ 8.97435    $10.65388           0
    01/01/2011 to 12/31/2011.........  $10.65388    $10.99247           0
    01/01/2012 to 12/31/2012.........  $10.99247    $13.12550           0
    01/01/2013 to 12/31/2013.........  $13.12550    $17.95421           0
    01/01/2014 to 12/31/2014.........  $17.95421    $19.74650           0
 PROFUND VP FINANCIALS
    05/01/2008* to 12/31/2008........  $10.38554    $ 5.25169           0
    01/01/2009 to 12/31/2009.........  $ 5.25169    $ 5.90678           0
    01/01/2010 to 12/31/2010.........  $ 5.90678    $ 6.40803           0
    01/01/2011 to 12/31/2011.........  $ 6.40803    $ 5.40014           0
    01/01/2012 to 12/31/2012.........  $ 5.40014    $ 6.58689           0
    01/01/2013 to 12/31/2013.........  $ 6.58689    $ 8.50805           0
    01/01/2014 to 12/31/2014.........  $ 8.50805    $ 9.39526           0
 PROFUND VP HEALTH CARE
    05/01/2008* to 12/31/2008........  $10.15177    $ 8.30432           0
    01/01/2009 to 12/31/2009.........  $ 8.30432    $ 9.70953           0
    01/01/2010 to 12/31/2010.........  $ 9.70953    $ 9.76564           0
    01/01/2011 to 12/31/2011.........  $ 9.76564    $10.51660           0
    01/01/2012 to 12/31/2012.........  $10.51660    $12.07444           0
    01/01/2013 to 12/31/2013.........  $12.07444    $16.50325           0
    01/01/2014 to 12/31/2014.........  $16.50325    $19.96464           0
 PROFUND VP INDUSTRIALS
    05/01/2008* to 12/31/2008........  $10.16527    $ 6.07342           0
    01/01/2009 to 12/31/2009.........  $ 6.07342    $ 7.37093           0
    01/01/2010 to 12/31/2010.........  $ 7.37093    $ 8.92062           0
    01/01/2011 to 12/31/2011.........  $ 8.92062    $ 8.56861           0
    01/01/2012 to 12/31/2012.........  $ 8.56861    $ 9.70328           0
    01/01/2013 to 12/31/2013.........  $ 9.70328    $13.11344           0
    01/01/2014 to 12/31/2014.........  $13.11344    $13.53970           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP LARGE-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.11050    $ 6.69071         0
    01/01/2009 to 12/31/2009.........  $ 6.69071    $ 8.48889         0
    01/01/2010 to 12/31/2010.........  $ 8.48889    $ 9.39644         0
    01/01/2011 to 12/31/2011.........  $ 9.39644    $ 9.47723         0
    01/01/2012 to 12/31/2012.........  $ 9.47723    $10.44671         0
    01/01/2013 to 12/31/2013.........  $10.44671    $13.34952         0
    01/01/2014 to 12/31/2014.........  $13.34952    $14.74314         0
 PROFUND VP LARGE-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.24128    $ 6.24761         0
    01/01/2009 to 12/31/2009.........  $ 6.24761    $ 7.29922         0
    01/01/2010 to 12/31/2010.........  $ 7.29922    $ 8.05893         0
    01/01/2011 to 12/31/2011.........  $ 8.05893    $ 7.78081         0
    01/01/2012 to 12/31/2012.........  $ 7.78081    $ 8.78243         0
    01/01/2013 to 12/31/2013.........  $ 8.78243    $11.15637         0
    01/01/2014 to 12/31/2014.........  $11.15637    $12.05333         0
 PROFUND VP MID-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.07228    $ 6.17591         0
    01/01/2009 to 12/31/2009.........  $ 6.17591    $ 8.35410         0
    01/01/2010 to 12/31/2010.........  $ 8.35410    $10.49190         0
    01/01/2011 to 12/31/2011.........  $10.49190    $ 9.96413         0
    01/01/2012 to 12/31/2012.........  $ 9.96413    $11.24291         0
    01/01/2013 to 12/31/2013.........  $11.24291    $14.35157         0
    01/01/2014 to 12/31/2014.........  $14.35157    $14.86214         0
 PROFUND VP MID-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.18826    $ 6.43927         0
    01/01/2009 to 12/31/2009.........  $ 6.43927    $ 8.24163         0
    01/01/2010 to 12/31/2010.........  $ 8.24163    $ 9.70854         0
    01/01/2011 to 12/31/2011.........  $ 9.70854    $ 9.12226         0
    01/01/2012 to 12/31/2012.........  $ 9.12226    $10.39857         0
    01/01/2013 to 12/31/2013.........  $10.39857    $13.43982         0
    01/01/2014 to 12/31/2014.........  $13.43982    $14.48234         0
 PROFUND VP REAL ESTATE
    05/01/2008* to 12/31/2008........  $10.25876    $ 5.49681         0
    01/01/2009 to 12/31/2009.........  $ 5.49681    $ 6.87529         0
    01/01/2010 to 12/31/2010.........  $ 6.87529    $ 8.38415         0
    01/01/2011 to 12/31/2011.........  $ 8.38415    $ 8.58921         0
    01/01/2012 to 12/31/2012.........  $ 8.58921    $ 9.84196         0
    01/01/2013 to 12/31/2013.........  $ 9.84196    $ 9.63390         0
    01/01/2014 to 12/31/2014.........  $ 9.63390    $11.77875         0
 PROFUND VP SMALL-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.11340    $ 6.78353         0
    01/01/2009 to 12/31/2009.........  $ 6.78353    $ 8.37013         0
    01/01/2010 to 12/31/2010.........  $ 8.37013    $10.29153         0
    01/01/2011 to 12/31/2011.........  $10.29153    $10.19397         0
    01/01/2012 to 12/31/2012.........  $10.19397    $11.21325         0
    01/01/2013 to 12/31/2013.........  $11.21325    $15.39945         0
    01/01/2014 to 12/31/2014.........  $15.39945    $15.38732         0
 PROFUND VP SMALL-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.22840    $ 7.15154         0
    01/01/2009 to 12/31/2009.........  $ 7.15154    $ 8.42077         0
    01/01/2010 to 12/31/2010.........  $ 8.42077    $10.05549         0
    01/01/2011 to 12/31/2011.........  $10.05549    $ 9.43076         0
    01/01/2012 to 12/31/2012.........  $ 9.43076    $10.71264         0
    01/01/2013 to 12/31/2013.........  $10.71264    $14.42376         0
    01/01/2014 to 12/31/2014.........  $14.42376    $14.92602         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP TELECOMMUNICATIONS
    05/01/2008* to 12/31/2008........  $10.27798    $ 7.24081         0
    01/01/2009 to 12/31/2009.........  $ 7.24081    $ 7.59949         0
    01/01/2010 to 12/31/2010.........  $ 7.59949    $ 8.59803         0
    01/01/2011 to 12/31/2011.........  $ 8.59803    $ 8.56603         0
    01/01/2012 to 12/31/2012.........  $ 8.56603    $ 9.76052         0
    01/01/2013 to 12/31/2013.........  $ 9.76052    $10.69746         0
    01/01/2014 to 12/31/2014.........  $10.69746    $10.52087         0
 PROFUND VP UTILITIES
    05/01/2008* to 12/31/2008........  $10.09843    $ 7.18764         0
    01/01/2009 to 12/31/2009.........  $ 7.18764    $ 7.78380         0
    01/01/2010 to 12/31/2010.........  $ 7.78380    $ 8.06522         0
    01/01/2011 to 12/31/2011.........  $ 8.06522    $ 9.26899         0
    01/01/2012 to 12/31/2012.........  $ 9.26899    $ 9.07704         0
    01/01/2013 to 12/31/2013.........  $ 9.07704    $10.05881         0
    01/01/2014 to 12/31/2014.........  $10.05881    $12.38351         0

* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (2.30%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.92544    $ 8.42904            0
    01/01/2010 to 12/31/2010.........  $ 8.42904    $ 9.22519            0
    01/01/2011 to 12/31/2011.........  $ 9.22519    $ 8.77804            0
    01/01/2012 to 12/31/2012.........  $ 8.77804    $ 9.65834            0
    01/01/2013 to 12/31/2013.........  $ 9.65834    $10.38254            0
    01/01/2014 to 12/31/2014.........  $10.38254    $10.53630            0
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.16563    $ 8.85106        1,878
    01/01/2010 to 12/31/2010.........  $ 8.85106    $ 9.83777        1,876
    01/01/2011 to 12/31/2011.........  $ 9.83777    $ 9.62752        1,874
    01/01/2012 to 12/31/2012.........  $ 9.62752    $10.69495        1,872
    01/01/2013 to 12/31/2013.........  $10.69495    $12.18503        1,871
    01/01/2014 to 12/31/2014.........  $12.18503    $12.63822        1,869
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.66769    $ 7.00100            0
    01/01/2010 to 12/31/2010.........  $ 7.00100    $ 7.79090            0
    01/01/2011 to 12/31/2011.........  $ 7.79090    $ 7.88773            0
    01/01/2012 to 05/04/2012.........  $ 7.88773    $ 8.55237            0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.29268    $ 8.74980            0
    01/01/2010 to 12/31/2010.........  $ 8.74980    $ 9.60608            0
    01/01/2011 to 12/31/2011.........  $ 9.60608    $ 9.27594            0
    01/01/2012 to 12/31/2012.........  $ 9.27594    $10.19793       27,416
    01/01/2013 to 12/31/2013.........  $10.19793    $11.72754       25,581
    01/01/2014 to 12/31/2014.........  $11.72754    $12.21115       23,910
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99813    $ 9.12924            0
    01/01/2012 to 12/31/2012.........  $ 9.12924    $ 9.98478            0
    01/01/2013 to 12/31/2013.........  $ 9.98478    $10.81918            0
    01/01/2014 to 12/31/2014.........  $10.81918    $11.09326            0
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99813    $10.45632            0
    01/01/2014 to 12/31/2014.........  $10.45632    $10.58663            0
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14490    $10.29212            0
    01/01/2010 to 12/31/2010.........  $10.29212    $11.44115            0
    01/01/2011 to 12/31/2011.........  $11.44115    $10.52721            0
    01/01/2012 to 12/31/2012.........  $10.52721    $11.65146            0
    01/01/2013 to 12/31/2013.........  $11.65146    $14.96886            0
    01/01/2014 to 12/31/2014.........  $14.96886    $16.13378            0
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.61065    $ 8.09615       36,365
    01/01/2010 to 12/31/2010.........  $ 8.09615    $ 8.97247       33,933
    01/01/2011 to 12/31/2011.........  $ 8.97247    $ 8.55797       31,699
    01/01/2012 to 12/31/2012.........  $ 8.55797    $ 9.51289            0
    01/01/2013 to 12/31/2013.........  $ 9.51289    $11.40773            0
    01/01/2014 to 12/31/2014.........  $11.40773    $11.93096            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99813    $11.60209           0
    01/01/2014 to 12/31/2014.........  $11.60209    $12.88429           0
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.07417    $ 7.64885           0
    01/01/2010 to 12/31/2010.........  $ 7.64885    $ 9.62208           0
    01/01/2011 to 12/31/2011.........  $ 9.62208    $10.02565           0
    01/01/2012 to 12/31/2012.........  $10.02565    $11.30356           0
    01/01/2013 to 12/31/2013.........  $11.30356    $11.39532           0
    01/01/2014 to 12/31/2014.........  $11.39532    $14.58235           0
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99813    $ 9.64884           0
    01/01/2014 to 12/31/2014.........  $ 9.64884    $ 9.91280           0
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.57416    $ 8.06343       3,269
    01/01/2010 to 12/31/2010.........  $ 8.06343    $ 9.01404       3,002
    01/01/2011 to 12/31/2011.........  $ 9.01404    $ 8.67886       2,763
    01/01/2012 to 12/31/2012.........  $ 8.67886    $ 9.38536       2,525
    01/01/2013 to 12/31/2013.........  $ 9.38536    $10.52821       2,300
    01/01/2014 to 12/31/2014.........  $10.52821    $10.61549       2,091
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.42994    $ 8.85937           0
    01/01/2010 to 12/31/2010.........  $ 8.85937    $ 9.81382           0
    01/01/2011 to 12/31/2011.........  $ 9.81382    $ 9.35607           0
    01/01/2012 to 12/31/2012.........  $ 9.35607    $10.39210           0
    01/01/2013 to 12/31/2013.........  $10.39210    $12.11095           0
    01/01/2014 to 12/31/2014.........  $12.11095    $12.51527           0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99813    $10.70361           0
    01/01/2013 to 12/31/2013.........  $10.70361    $13.02309           0
    01/01/2014 to 12/31/2014.........  $13.02309    $13.13434           0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99813    $10.77142           0
    01/01/2014 to 12/31/2014.........  $10.77142    $10.79825           0
 AST GLOBAL REAL ESTATE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.70316    $ 8.05078           0
    01/01/2010 to 12/31/2010.........  $ 8.05078    $ 9.45927           0
    01/01/2011 to 12/31/2011.........  $ 9.45927    $ 8.78060           0
    01/01/2012 to 12/31/2012.........  $ 8.78060    $10.88313           0
    01/01/2013 to 12/31/2013.........  $10.88313    $11.10056           0
    01/01/2014 to 12/31/2014.........  $11.10056    $12.36143           0
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.93604    $ 8.85314           0
    01/01/2010 to 12/31/2010.........  $ 8.85314    $ 9.54416           0
    01/01/2011 to 12/31/2011.........  $ 9.54416    $ 8.96037           0
    01/01/2012 to 12/31/2012.........  $ 8.96037    $10.48933           0
    01/01/2013 to 12/31/2013.........  $10.48933    $13.30247           0
    01/01/2014 to 02/07/2014.........  $13.30247    $13.07822           0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.71144    $ 6.87620           0
    01/01/2010 to 12/31/2010.........  $ 6.87620    $ 7.58756           0
    01/01/2011 to 12/31/2011.........  $ 7.58756    $ 7.00767           0
    01/01/2012 to 12/31/2012.........  $ 7.00767    $ 8.19683           0
    01/01/2013 to 12/31/2013.........  $ 8.19683    $10.69988           0
    01/01/2014 to 12/31/2014.........  $10.69988    $11.83248           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.90312    $ 9.24189         0
    01/01/2010 to 12/31/2010.........  $ 9.24189    $10.82478         0
    01/01/2011 to 12/31/2011.........  $10.82478    $10.26633         0
    01/01/2012 to 12/31/2012.........  $10.26633    $12.00309         0
    01/01/2013 to 12/31/2013.........  $12.00309    $15.50989         0
    01/01/2014 to 12/31/2014.........  $15.50989    $16.90829         0
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.74199    $ 9.14747         0
    01/01/2010 to 12/31/2010.........  $ 9.14747    $ 9.97866         0
    01/01/2011 to 12/31/2011.........  $ 9.97866    $ 9.70492         0
    01/01/2012 to 12/31/2012.........  $ 9.70492    $10.44704         0
    01/01/2013 to 12/31/2013.........  $10.44704    $11.21477         0
    01/01/2014 to 12/31/2014.........  $11.21477    $11.40532         0
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.37788    $ 9.44603         0
    01/01/2010 to 12/31/2010.........  $ 9.44603    $11.70488         0
    01/01/2011 to 12/31/2011.........  $11.70488    $11.59068         0
    01/01/2012 to 12/31/2012.........  $11.59068    $13.10695         0
    01/01/2013 to 12/31/2013.........  $13.10695    $17.78468         0
    01/01/2014 to 12/31/2014.........  $17.78468    $18.63564         0
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.49634    $ 6.93468         0
    01/01/2010 to 12/31/2010.........  $ 6.93468    $ 7.62200         0
    01/01/2011 to 12/31/2011.........  $ 7.62200    $ 7.41393         0
    01/01/2012 to 12/31/2012.........  $ 7.41393    $ 8.21792         0
    01/01/2013 to 12/31/2013.........  $ 8.21792    $10.81467         0
    01/01/2014 to 12/31/2014.........  $10.81467    $10.73585         0
 AST HIGH YIELD PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.11245    $10.12384         0
    01/01/2010 to 12/31/2010.........  $10.12384    $11.23190         0
    01/01/2011 to 12/31/2011.........  $11.23190    $11.32784         0
    01/01/2012 to 12/31/2012.........  $11.32784    $12.60864         0
    01/01/2013 to 12/31/2013.........  $12.60864    $13.20979         0
    01/01/2014 to 12/31/2014.........  $13.20979    $13.24262         0
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.43606    $ 7.10356         0
    01/01/2010 to 12/31/2010.........  $ 7.10356    $ 7.95038         0
    01/01/2011 to 12/31/2011.........  $ 7.95038    $ 6.76716         0
    01/01/2012 to 12/31/2012.........  $ 6.76716    $ 7.96179         0
    01/01/2013 to 12/31/2013.........  $ 7.96179    $ 9.26558         0
    01/01/2014 to 12/31/2014.........  $ 9.26558    $ 8.55653         0
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.63892    $ 7.29345         0
    01/01/2010 to 12/31/2010.........  $ 7.29345    $ 7.91949         0
    01/01/2011 to 12/31/2011.........  $ 7.91949    $ 6.76988         0
    01/01/2012 to 12/31/2012.........  $ 6.76988    $ 7.72074         0
    01/01/2013 to 12/31/2013.........  $ 7.72074    $ 9.01609         0
    01/01/2014 to 12/31/2014.........  $ 9.01609    $ 8.22230         0
 AST INVESTMENT GRADE BOND PORTFOLIO
    05/01/2009* to 12/31/2009........  $ 9.98124    $10.83235         0
    01/01/2010 to 12/31/2010.........  $10.83235    $11.73319         0
    01/01/2011 to 12/31/2011.........  $11.73319    $12.89680         0
    01/01/2012 to 12/31/2012.........  $12.89680    $13.79119         0
    01/01/2013 to 12/31/2013.........  $13.79119    $13.05169         0
    01/01/2014 to 12/31/2014.........  $13.05169    $13.61644         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.22648    $ 8.80378           0
    01/01/2010 to 12/31/2010.........  $ 8.80378    $ 9.79464           0
    01/01/2011 to 12/31/2011.........  $ 9.79464    $ 9.51996           0
    01/01/2012 to 12/31/2012.........  $ 9.51996    $10.56929           0
    01/01/2013 to 12/31/2013.........  $10.56929    $12.01346           0
    01/01/2014 to 12/31/2014.........  $12.01346    $12.49037           0
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.85897    $ 7.85183           0
    01/01/2010 to 12/31/2010.........  $ 7.85183    $ 8.22542           0
    01/01/2011 to 12/31/2011.........  $ 8.22542    $ 7.30477           0
    01/01/2012 to 12/31/2012.........  $ 7.30477    $ 8.70441           0
    01/01/2013 to 12/31/2013.........  $ 8.70441    $ 9.81552           0
    01/01/2014 to 12/31/2014.........  $ 9.81552    $ 8.98385           0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.03328    $ 9.28661       1,819
    01/01/2010 to 12/31/2010.........  $ 9.28661    $ 9.74184       1,817
    01/01/2011 to 12/31/2011.........  $ 9.74184    $ 9.54506       1,815
    01/01/2012 to 12/31/2012.........  $ 9.54506    $10.32995       1,813
    01/01/2013 to 12/31/2013.........  $10.32995    $11.21139       1,812
    01/01/2014 to 12/31/2014.........  $11.21139    $11.55607       1,810
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08352    $10.28232           0
    01/01/2010 to 12/31/2010.........  $10.28232    $11.18824           0
    01/01/2011 to 12/31/2011.........  $11.18824    $11.00912           0
    01/01/2012 to 12/31/2012.........  $11.00912    $12.39505           0
    01/01/2013 to 12/31/2013.........  $12.39505    $16.53773           0
    01/01/2014 to 12/31/2014.........  $16.53773    $17.70185           0
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.03790    $ 6.36697           0
    01/01/2010 to 12/31/2010.........  $ 6.36697    $ 7.04275           0
    01/01/2011 to 12/31/2011.........  $ 7.04275    $ 6.59641           0
    01/01/2012 to 12/31/2012.........  $ 6.59641    $ 7.53638           0
    01/01/2013 to 12/31/2013.........  $ 7.53638    $10.30322           0
    01/01/2014 to 12/31/2014.........  $10.30322    $11.45567           0
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.94385    $ 7.54279           0
    01/01/2010 to 12/31/2010.........  $ 7.54279    $ 8.82931           0
    01/01/2011 to 12/31/2011.........  $ 8.82931    $ 8.55196           0
    01/01/2012 to 12/31/2012.........  $ 8.55196    $ 9.38441           0
    01/01/2013 to 12/31/2013.........  $ 9.38441    $12.53154           0
    01/01/2014 to 12/31/2014.........  $12.53154    $13.54660           0
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.51157    $10.23808           0
    01/01/2010 to 12/31/2010.........  $10.23808    $11.35019           0
    01/01/2011 to 12/31/2011.........  $11.35019    $12.22360           0
    01/01/2012 to 12/31/2012.........  $12.22360    $12.65644           0
    01/01/2013 to 12/31/2013.........  $12.65644    $12.12406           0
    01/01/2014 to 12/31/2014.........  $12.12406    $12.60826           0
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.51256    $ 8.63106           0
    01/01/2010 to 12/31/2010.........  $ 8.63106    $ 9.45324           0
    01/01/2011 to 12/31/2011.........  $ 9.45324    $ 8.95124           0
    01/01/2012 to 12/31/2012.........  $ 8.95124    $10.76865           0
    01/01/2013 to 12/31/2013.........  $10.76865    $13.43516           0
    01/01/2014 to 12/31/2014.........  $13.43516    $13.60938           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.71209    $ 8.12328         0
    01/01/2010 to 12/31/2010.........  $ 8.12328    $ 8.95553         0
    01/01/2011 to 12/31/2011.........  $ 8.95553    $ 8.70218         0
    01/01/2012 to 12/31/2012.........  $ 8.70218    $ 9.95910         0
    01/01/2013 to 12/31/2013.........  $ 9.95910    $13.30833         0
    01/01/2014 to 12/31/2014.........  $13.30833    $14.14170         0
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99813    $10.17359         0
    01/01/2013 to 12/31/2013.........  $10.17359    $13.37598         0
    01/01/2014 to 12/31/2014.........  $13.37598    $14.41078         0
 AST MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.03421    $ 7.98530         0
    01/01/2010 to 12/31/2010.........  $ 7.98530    $ 9.64843         0
    01/01/2011 to 12/31/2011.........  $ 9.64843    $ 9.10597         0
    01/01/2012 to 12/31/2012.........  $ 9.10597    $10.53932         0
    01/01/2013 to 12/31/2013.........  $10.53932    $13.64150         0
    01/01/2014 to 12/31/2014.........  $13.64150    $15.33046         0
 AST MONEY MARKET PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.06646    $ 9.92051         0
    01/01/2010 to 12/31/2010.........  $ 9.92051    $ 9.69962         0
    01/01/2011 to 12/31/2011.........  $ 9.69962    $ 9.48362         0
    01/01/2012 to 12/31/2012.........  $ 9.48362    $ 9.27056         0
    01/01/2013 to 12/31/2013.........  $ 9.27056    $ 9.06171         0
    01/01/2014 to 12/31/2014.........  $ 9.06171    $ 8.85774         0
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.73792    $ 7.75926         0
    01/01/2010 to 12/31/2010.........  $ 7.75926    $ 9.36222         0
    01/01/2011 to 12/31/2011.........  $ 9.36222    $ 8.92438         0
    01/01/2012 to 12/31/2012.........  $ 8.92438    $10.21725         0
    01/01/2013 to 12/31/2013.........  $10.21725    $14.18277         0
    01/01/2014 to 12/31/2014.........  $14.18277    $15.83912         0
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02804    $10.06014         0
    01/01/2012 to 12/31/2012.........  $10.06014    $10.31252         0
    01/01/2013 to 12/31/2013.........  $10.31252    $ 9.79475         0
    01/01/2014 to 12/31/2014.........  $ 9.79475    $10.06730         0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.96325    $ 7.38062         0
    01/01/2010 to 12/31/2010.........  $ 7.38062    $ 9.28346         0
    01/01/2011 to 12/31/2011.........  $ 9.28346    $ 9.22775         0
    01/01/2012 to 12/31/2012.........  $ 9.22775    $10.13647         0
    01/01/2013 to 12/31/2013.........  $10.13647    $13.13951         0
    01/01/2014 to 12/31/2014.........  $13.13951    $13.86339         0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.21815    $ 7.54307         0
    01/01/2010 to 12/31/2010.........  $ 7.54307    $ 8.86776         0
    01/01/2011 to 04/29/2011.........  $ 8.86776    $ 9.92672         0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99813    $10.28083         0
    01/01/2013 to 12/31/2013.........  $10.28083    $11.95031         0
    01/01/2014 to 12/31/2014.........  $11.95031    $12.28152         0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.15559    $ 9.04724         0
    01/01/2010 to 12/31/2010.........  $ 9.04724    $10.81315         0
    01/01/2011 to 12/31/2011.........  $10.81315    $ 8.42720         0
    01/01/2012 to 12/31/2012.........  $ 8.42720    $ 9.71407         0
    01/01/2013 to 12/31/2013.........  $ 9.71407    $ 9.51647         0
    01/01/2014 to 12/31/2014.........  $ 9.51647    $ 8.86654         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.48472    $10.98807         0
    01/01/2010 to 12/31/2010.........  $10.98807    $11.15954         0
    01/01/2011 to 12/31/2011.........  $11.15954    $11.15386         0
    01/01/2012 to 12/31/2012.........  $11.15386    $11.41412         0
    01/01/2013 to 12/31/2013.........  $11.41412    $10.91456         0
    01/01/2014 to 12/31/2014.........  $10.91456    $10.65851         0
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.41118    $11.51084         0
    01/01/2010 to 12/31/2010.........  $11.51084    $12.12007         0
    01/01/2011 to 12/31/2011.........  $12.12007    $12.22416         0
    01/01/2012 to 12/31/2012.........  $12.22416    $13.06239         0
    01/01/2013 to 12/31/2013.........  $13.06239    $12.53376         0
    01/01/2014 to 12/31/2014.........  $12.53376    $12.76995         0
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.35552    $ 9.66599         0
    01/01/2010 to 12/31/2010.........  $ 9.66599    $10.44729         0
    01/01/2011 to 12/31/2011.........  $10.44729    $10.31420         0
    01/01/2012 to 12/31/2012.........  $10.31420    $11.12753         0
    01/01/2013 to 12/31/2013.........  $11.12753    $11.87893         0
    01/01/2014 to 12/31/2014.........  $11.87893    $12.28208         0
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01805    $10.06000         0
    01/01/2012 to 12/31/2012.........  $10.06000    $10.53221         0
    01/01/2013 to 12/31/2013.........  $10.53221    $10.05697         0
    01/01/2014 to 12/31/2014.........  $10.05697    $10.42635         0
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.18437    $ 7.51985         0
    01/01/2010 to 12/31/2010.........  $ 7.51985    $ 8.74860         0
    01/01/2011 to 12/31/2011.........  $ 8.74860    $ 8.02042         0
    01/01/2012 to 12/31/2012.........  $ 8.02042    $ 8.85249         0
    01/01/2013 to 12/31/2013.........  $ 8.85249    $10.12645         0
    01/01/2014 to 12/31/2014.........  $10.12645    $10.80883         0
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.46464    $ 6.93611         0
    01/01/2010 to 12/31/2010.........  $ 6.93611    $ 7.80035         0
    01/01/2011 to 12/31/2011.........  $ 7.80035    $ 7.88863         0
    01/01/2012 to 12/31/2012.........  $ 7.88863    $ 9.16074         0
    01/01/2013 to 12/31/2013.........  $ 9.16074    $11.85839         0
    01/01/2014 to 12/31/2014.........  $11.85839    $13.58669         0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99813    $ 8.86330         0
    01/01/2012 to 12/31/2012.........  $ 8.86330    $ 9.80328         0
    01/01/2013 to 12/31/2013.........  $ 9.80328    $11.72888         0
    01/01/2014 to 12/31/2014.........  $11.72888    $12.21012         0
 AST RCM WORLD TRENDS PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.43093    $ 8.82455         0
    01/01/2010 to 12/31/2010.........  $ 8.82455    $ 9.65406         0
    01/01/2011 to 12/31/2011.........  $ 9.65406    $ 9.26559         0
    01/01/2012 to 12/31/2012.........  $ 9.26559    $ 9.98785         0
    01/01/2013 to 12/31/2013.........  $ 9.98785    $10.97748         0
    01/01/2014 to 12/31/2014.........  $10.97748    $11.28176         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.74434    $ 8.27074         0
    01/01/2010 to 12/31/2010.........  $ 8.27074    $ 9.24411         0
    01/01/2011 to 12/31/2011.........  $ 9.24411    $ 8.82049         0
    01/01/2012 to 12/31/2012.........  $ 8.82049    $ 9.99268         0
    01/01/2013 to 12/31/2013.........  $ 9.99268    $11.53173         0
    01/01/2014 to 12/31/2014.........  $11.53173    $11.88447         0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.19702    $ 8.83111         0
    01/01/2010 to 12/31/2010.........  $ 8.83111    $ 9.65207         0
    01/01/2011 to 12/31/2011.........  $ 9.65207    $ 9.11620         0
    01/01/2012 to 12/31/2012.........  $ 9.11620    $ 9.90307         0
    01/01/2013 to 12/31/2013.........  $ 9.90307    $11.07415         0
    01/01/2014 to 12/31/2014.........  $11.07415    $11.15348         0
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.55699    $ 7.21994         0
    01/01/2010 to 12/31/2010.........  $ 7.21994    $ 9.35446         0
    01/01/2011 to 12/31/2011.........  $ 9.35446    $ 7.94511         0
    01/01/2012 to 12/31/2012.........  $ 7.94511    $ 9.32485         0
    01/01/2013 to 12/31/2013.........  $ 9.32485    $12.83494         0
    01/01/2014 to 12/31/2014.........  $12.83494    $13.16584         0
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.24710    $ 8.18814         0
    01/01/2010 to 12/31/2010.........  $ 8.18814    $10.91881         0
    01/01/2011 to 12/31/2011.........  $10.91881    $10.56883         0
    01/01/2012 to 12/31/2012.........  $10.56883    $11.58829         0
    01/01/2013 to 12/31/2013.........  $11.58829    $15.31180         0
    01/01/2014 to 12/31/2014.........  $15.31180    $15.53865         0
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.20681    $ 8.04226         0
    01/01/2010 to 12/31/2010.........  $ 8.04226    $ 9.90483         0
    01/01/2011 to 12/31/2011.........  $ 9.90483    $ 9.10347         0
    01/01/2012 to 12/31/2012.........  $ 9.10347    $10.51418         0
    01/01/2013 to 12/31/2013.........  $10.51418    $14.12151         0
    01/01/2014 to 12/31/2014.........  $14.12151    $14.53073         0
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.39744    $ 8.93948         0
    01/01/2010 to 12/31/2010.........  $ 8.93948    $ 9.74625         0
    01/01/2011 to 12/31/2011.........  $ 9.74625    $ 9.71612         0
    01/01/2012 to 12/31/2012.........  $ 9.71612    $10.77872         0
    01/01/2013 to 12/31/2013.........  $10.77872    $12.30969         0
    01/01/2014 to 12/31/2014.........  $12.30969    $12.73994         0
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.09682    $ 6.50369         0
    01/01/2010 to 12/31/2010.........  $ 6.50369    $ 7.19941         0
    01/01/2011 to 12/31/2011.........  $ 7.19941    $ 6.92217         0
    01/01/2012 to 12/31/2012.........  $ 6.92217    $ 7.93333         0
    01/01/2013 to 12/31/2013.........  $ 7.93333    $10.05684         0
    01/01/2014 to 12/31/2014.........  $10.05684    $10.56450         0
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.65184    $ 8.75462         0
    01/01/2010 to 12/31/2010.........  $ 8.75462    $ 9.91060         0
    01/01/2011 to 12/31/2011.........  $ 9.91060    $ 9.52354         0
    01/01/2012 to 12/31/2012.........  $ 9.52354    $10.94552         0
    01/01/2013 to 12/31/2013.........  $10.94552    $15.40960         0
    01/01/2014 to 12/31/2014.........  $15.40960    $16.31968         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.21327    $ 8.28615           0
    01/01/2010 to 12/31/2010.........  $ 8.28615    $ 9.75631           0
    01/01/2011 to 12/31/2011.........  $ 9.75631    $ 8.11414           0
    01/01/2012 to 12/31/2012.........  $ 8.11414    $ 8.21809           0
    01/01/2013 to 12/31/2013.........  $ 8.21809    $ 9.26858           0
    01/01/2014 to 12/31/2014.........  $ 9.26858    $ 8.30229           0
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.99084    $11.06172           0
    01/01/2010 to 12/31/2010.........  $11.06172    $11.43374           0
    01/01/2011 to 12/31/2011.........  $11.43374    $11.63767           0
    01/01/2012 to 12/31/2012.........  $11.63767    $11.96951           0
    01/01/2013 to 12/31/2013.........  $11.96951    $11.26080           0
    01/01/2014 to 12/31/2014.........  $11.26080    $11.06848           0
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.77151    $ 7.31205           0
    01/01/2010 to 12/31/2010.........  $ 7.31205    $ 8.19375           0
    01/01/2011 to 12/31/2011.........  $ 8.19375    $ 7.73276           0
    01/01/2012 to 12/31/2012.........  $ 7.73276    $ 8.39038           0
    01/01/2013 to 12/31/2013.........  $ 8.39038    $ 9.88303           0
    01/01/2014 to 12/31/2014.........  $ 9.88303    $10.19227           0
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.37388    $10.08210           0
    01/01/2010 to 12/31/2010.........  $10.08210    $10.62366           0
    01/01/2011 to 12/31/2011.........  $10.62366    $11.01053           0
    01/01/2012 to 12/31/2012.........  $11.01053    $11.60744           0
    01/01/2013 to 12/31/2013.........  $11.60744    $11.17668           0
    01/01/2014 to 12/31/2014.........  $11.17668    $11.71131           0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2009 to 12/31/2009.........  $ 6.61241    $ 8.41089       1,312
    01/01/2010 to 12/31/2010.........  $ 8.41089    $ 9.06354           0
    01/01/2011 to 12/31/2011.........  $ 9.06354    $ 8.71179           0
    01/01/2012 to 09/21/2012.........  $ 8.71179    $ 9.71667           0
 PROFUND VP CONSUMER GOODS PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.25230    $ 9.07815           0
    01/01/2010 to 12/31/2010.........  $ 9.07815    $10.41448           0
    01/01/2011 to 12/31/2011.........  $10.41448    $10.88759           0
    01/01/2012 to 12/31/2012.........  $10.88759    $11.79758           0
    01/01/2013 to 12/31/2013.........  $11.79758    $14.81320           0
    01/01/2014 to 12/31/2014.........  $14.81320    $15.96057           0
 PROFUND VP CONSUMER SERVICES
    05/01/2009 to 12/31/2009.........  $ 7.26059    $ 8.96705           0
    01/01/2010 to 12/31/2010.........  $ 8.96705    $10.64011           0
    01/01/2011 to 12/31/2011.........  $10.64011    $10.97300           0
    01/01/2012 to 12/31/2012.........  $10.97300    $13.09577           0
    01/01/2013 to 12/31/2013.........  $13.09577    $17.90471           0
    01/01/2014 to 12/31/2014.........  $17.90471    $19.68239           0
 PROFUND VP FINANCIALS
    05/01/2009 to 12/31/2009.........  $ 4.50851    $ 5.90187           0
    01/01/2010 to 12/31/2010.........  $ 5.90187    $ 6.39953           0
    01/01/2011 to 12/31/2011.........  $ 6.39953    $ 5.39030           0
    01/01/2012 to 12/31/2012.........  $ 5.39030    $ 6.57175           0
    01/01/2013 to 12/31/2013.........  $ 6.57175    $ 8.48441           0
    01/01/2014 to 12/31/2014.........  $ 8.48441    $ 9.36479           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP HEALTH CARE
    05/01/2009 to 12/31/2009.........  $ 7.57897    $ 9.70155         0
    01/01/2010 to 12/31/2010.........  $ 9.70155    $ 9.75290         0
    01/01/2011 to 12/31/2011.........  $ 9.75290    $10.49777         0
    01/01/2012 to 12/31/2012.........  $10.49777    $12.04676         0
    01/01/2013 to 12/31/2013.........  $12.04676    $16.45743         0
    01/01/2014 to 12/31/2014.........  $16.45743    $19.89942         0
 PROFUND VP INDUSTRIALS
    05/01/2009 to 12/31/2009.........  $ 5.83384    $ 7.36507         0
    01/01/2010 to 12/31/2010.........  $ 7.36507    $ 8.90907         0
    01/01/2011 to 12/31/2011.........  $ 8.90907    $ 8.55332         0
    01/01/2012 to 12/31/2012.........  $ 8.55332    $ 9.68136         0
    01/01/2013 to 12/31/2013.........  $ 9.68136    $13.07744         0
    01/01/2014 to 12/31/2014.........  $13.07744    $13.49591         0
 PROFUND VP LARGE-CAP GROWTH
    05/01/2009 to 12/31/2009.........  $ 6.76288    $ 8.48191         0
    01/01/2010 to 12/31/2010.........  $ 8.48191    $ 9.38415         0
    01/01/2011 to 12/31/2011.........  $ 9.38415    $ 9.46038         0
    01/01/2012 to 12/31/2012.........  $ 9.46038    $10.42308         0
    01/01/2013 to 12/31/2013.........  $10.42308    $13.31287         0
    01/01/2014 to 12/31/2014.........  $13.31287    $14.69548         0
 PROFUND VP LARGE-CAP VALUE
    05/01/2009 to 12/31/2009.........  $ 5.76993    $ 7.29331         0
    01/01/2010 to 12/31/2010.........  $ 7.29331    $ 8.04843         0
    01/01/2011 to 12/31/2011.........  $ 8.04843    $ 7.76682         0
    01/01/2012 to 12/31/2012.........  $ 7.76682    $ 8.76240         0
    01/01/2013 to 12/31/2013.........  $ 8.76240    $11.12557         0
    01/01/2014 to 12/31/2014.........  $11.12557    $12.01418         0
 PROFUND VP MID-CAP GROWTH
    05/01/2009 to 12/31/2009.........  $ 6.59483    $ 8.34729         0
    01/01/2010 to 12/31/2010.........  $ 8.34729    $10.47825         0
    01/01/2011 to 12/31/2011.........  $10.47825    $ 9.94631         0
    01/01/2012 to 12/31/2012.........  $ 9.94631    $11.21731         0
    01/01/2013 to 12/31/2013.........  $11.21731    $14.31186         0
    01/01/2014 to 12/31/2014.........  $14.31186    $14.81379         0
 PROFUND VP MID-CAP VALUE
    05/01/2009 to 12/31/2009.........  $ 6.40367    $ 8.23472         0
    01/01/2010 to 12/31/2010.........  $ 8.23472    $ 9.69569         0
    01/01/2011 to 12/31/2011.........  $ 9.69569    $ 9.10578         0
    01/01/2012 to 12/31/2012.........  $ 9.10578    $10.37470         0
    01/01/2013 to 12/31/2013.........  $10.37470    $13.40251         0
    01/01/2014 to 12/31/2014.........  $13.40251    $14.43516         0
 PROFUND VP REAL ESTATE
    05/01/2009 to 12/31/2009.........  $ 4.71423    $ 6.86971         0
    01/01/2010 to 12/31/2010.........  $ 6.86971    $ 8.37328         0
    01/01/2011 to 12/31/2011.........  $ 8.37328    $ 8.57387         0
    01/01/2012 to 12/31/2012.........  $ 8.57387    $ 9.81965         0
    01/01/2013 to 12/31/2013.........  $ 9.81965    $ 9.60733         0
    01/01/2014 to 12/31/2014.........  $ 9.60733    $11.74051         0
 PROFUND VP SMALL-CAP GROWTH
    05/01/2009 to 12/31/2009.........  $ 6.66099    $ 8.36326         0
    01/01/2010 to 12/31/2010.........  $ 8.36326    $10.27809         0
    01/01/2011 to 12/31/2011.........  $10.27809    $10.17580         0
    01/01/2012 to 12/31/2012.........  $10.17580    $11.18772         0
    01/01/2013 to 12/31/2013.........  $11.18772    $15.35691         0
    01/01/2014 to 12/31/2014.........  $15.35691    $15.33726         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP SMALL-CAP VALUE
    05/01/2009 to 12/31/2009.........  $ 6.76369    $ 8.41396         0
    01/01/2010 to 12/31/2010.........  $ 8.41396    $10.04239         0
    01/01/2011 to 12/31/2011.........  $10.04239    $ 9.41387         0
    01/01/2012 to 12/31/2012.........  $ 9.41387    $10.68819         0
    01/01/2013 to 12/31/2013.........  $10.68819    $14.38382         0
    01/01/2014 to 12/31/2014.........  $14.38382    $14.87743         0
 PROFUND VP TELECOMMUNICATIONS
    05/01/2009 to 12/31/2009.........  $ 7.00314    $ 7.59340         0
    01/01/2010 to 12/31/2010.........  $ 7.59340    $ 8.58692         0
    01/01/2011 to 12/31/2011.........  $ 8.58692    $ 8.55072         0
    01/01/2012 to 12/31/2012.........  $ 8.55072    $ 9.73838         0
    01/01/2013 to 12/31/2013.........  $ 9.73838    $10.66804         0
    01/01/2014 to 12/31/2014.........  $10.66804    $10.48681         0
 PROFUND VP UTILITIES
    05/01/2009 to 12/31/2009.........  $ 6.50308    $ 7.77748         0
    01/01/2010 to 12/31/2010.........  $ 7.77748    $ 8.05488         0
    01/01/2011 to 12/31/2011.........  $ 8.05488    $ 9.25256         0
    01/01/2012 to 12/31/2012.........  $ 9.25256    $ 9.05648         0
    01/01/2013 to 12/31/2013.........  $ 9.05648    $10.03105         0
    01/01/2014 to 12/31/2014.........  $10.03105    $12.34334         0

* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY AND COMBINATION 5%
                     ROLL UP AND HAV DEATH BENEFIT (2.35%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.06916    $ 6.92933           0
    01/01/2009 to 12/31/2009.........  $ 6.92933    $ 8.41901           0
    01/01/2010 to 12/31/2010.........  $ 8.41901    $ 9.20967           0
    01/01/2011 to 12/31/2011.........  $ 9.20967    $ 8.75896           0
    01/01/2012 to 12/31/2012.........  $ 8.75896    $ 9.63259           0
    01/01/2013 to 12/31/2013.........  $ 9.63259    $10.34976           0
    01/01/2014 to 12/31/2014.........  $10.34976    $10.49778           0
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.29473    $ 7.17010           0
    01/01/2009 to 12/31/2009.........  $ 7.17010    $ 8.84062           0
    01/01/2010 to 12/31/2010.........  $ 8.84062    $ 9.82127           0
    01/01/2011 to 12/31/2011.........  $ 9.82127    $ 9.60650           0
    01/01/2012 to 12/31/2012.........  $ 9.60650    $10.66627           0
    01/01/2013 to 12/31/2013.........  $10.66627    $12.14653           0
    01/01/2014 to 12/31/2014.........  $12.14653    $12.59209           0
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.07747    $ 6.07709           0
    01/01/2009 to 12/31/2009.........  $ 6.07709    $ 6.99273           0
    01/01/2010 to 12/31/2010.........  $ 6.99273    $ 7.77801           0
    01/01/2011 to 12/31/2011.........  $ 7.77801    $ 7.87082           0
    01/01/2012 to 05/04/2012.........  $ 7.87082    $ 8.53260           0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.17110    $ 7.25451           0
    01/01/2009 to 12/31/2009.........  $ 7.25451    $ 8.73905       1,252
    01/01/2010 to 12/31/2010.........  $ 8.73905    $ 9.58957         641
    01/01/2011 to 12/31/2011.........  $ 9.58957    $ 9.25563         590
    01/01/2012 to 12/31/2012.........  $ 9.25563    $10.17057         634
    01/01/2013 to 12/31/2013.........  $10.17057    $11.69039         185
    01/01/2014 to 12/31/2014.........  $11.69039    $12.16645           0
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99809    $ 9.12624           0
    01/01/2012 to 12/31/2012.........  $ 9.12624    $ 9.97672           0
    01/01/2013 to 12/31/2013.........  $ 9.97672    $10.80523           0
    01/01/2014 to 12/31/2014.........  $10.80523    $11.07354           0
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99809    $10.45290           0
    01/01/2014 to 12/31/2014.........  $10.45290    $10.57789           0
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........  $ 9.99873    $ 9.33046           0
    01/01/2010 to 12/31/2010.........  $ 9.33046    $10.08006           0
    01/01/2011 to 12/31/2011.........  $10.08006    $10.79797           0
    01/01/2012 to 12/31/2012.........  $10.79797    $10.98848           0
    01/01/2013 to 12/31/2013.........  $10.98848    $10.66196           0
    01/01/2014 to 12/31/2014.........  $10.66196    $10.46489           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2018
    05/01/2008* to 12/31/2008........  $10.02955    $12.12416           0
    01/01/2009 to 12/31/2009.........  $12.12416    $11.12864           0
    01/01/2010 to 12/31/2010.........  $11.12864    $12.08900           0
    01/01/2011 to 12/31/2011.........  $12.08900    $13.41541           0
    01/01/2012 to 12/31/2012.........  $13.41541    $13.85564           0
    01/01/2013 to 12/31/2013.........  $13.85564    $13.11163           0
    01/01/2014 to 12/31/2014.........  $13.11163    $13.15120           0
 AST BOND PORTFOLIO 2019
    05/01/2008* to 12/31/2008........  $10.02952    $12.18124           0
    01/01/2009 to 12/31/2009.........  $12.18124    $10.98465           0
    01/01/2010 to 12/31/2010.........  $10.98465    $11.95143           0
    01/01/2011 to 12/31/2011.........  $11.95143    $13.54226           0
    01/01/2012 to 12/31/2012.........  $13.54226    $14.00555           0
    01/01/2013 to 12/31/2013.........  $14.00555    $13.02245           0
    01/01/2014 to 12/31/2014.........  $13.02245    $13.26557           0
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........  $ 9.99873    $ 8.74417           0
    01/01/2010 to 12/31/2010.........  $ 8.74417    $ 9.55502           0
    01/01/2011 to 12/31/2011.........  $ 9.55502    $11.07928           0
    01/01/2012 to 12/31/2012.........  $11.07928    $11.50814           0
    01/01/2013 to 12/31/2013.........  $11.50814    $10.51085           0
    01/01/2014 to 12/31/2014.........  $10.51085    $10.90171           0
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99745    $10.95233       1,256
    01/01/2011 to 12/31/2011.........  $10.95233    $12.87327           0
    01/01/2012 to 12/31/2012.........  $12.87327    $13.43133           0
    01/01/2013 to 12/31/2013.........  $13.43133    $12.20383           0
    01/01/2014 to 12/31/2014.........  $12.20383    $12.83914           0
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99809    $11.95968       1,411
    01/01/2012 to 12/31/2012.........  $11.95968    $12.36741       1,336
    01/01/2013 to 12/31/2013.........  $12.36741    $10.90546           0
    01/01/2014 to 12/31/2014.........  $10.90546    $11.75962           0
 AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012........  $ 9.99746    $10.34594           0
    01/01/2013 to 12/31/2013.........  $10.34594    $ 9.07707           0
    01/01/2014 to 12/31/2014.........  $ 9.07707    $ 9.98755           0
 AST BOND PORTFOLIO 2024
    01/02/2013* to 12/31/2013........  $ 9.99873    $ 8.70491       2,972
    01/01/2014 to 12/31/2014.........  $ 8.70491    $ 9.74572           0
 AST BOND PORTFOLIO 2025
    01/02/2014* to 12/31/2014........  $ 9.99873    $11.24544           0
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14486    $10.29146           0
    01/01/2010 to 12/31/2010.........  $10.29146    $11.43481           0
    01/01/2011 to 12/31/2011.........  $11.43481    $10.51624           0
    01/01/2012 to 12/31/2012.........  $10.51624    $11.63370           0
    01/01/2013 to 12/31/2013.........  $11.63370    $14.93867           0
    01/01/2014 to 12/31/2014.........  $14.93867    $16.09346           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.96136    $ 6.60409           0
    01/01/2009 to 12/31/2009.........  $ 6.60409    $ 8.08658           0
    01/01/2010 to 12/31/2010.........  $ 8.08658    $ 8.95750           0
    01/01/2011 to 12/31/2011.........  $ 8.95750    $ 8.53947           0
    01/01/2012 to 12/31/2012.........  $ 8.53947    $ 9.48766           0
    01/01/2013 to 12/31/2013.........  $ 9.48766    $11.37199           0
    01/01/2014 to 12/31/2014.........  $11.37199    $11.88781           0
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99809    $11.59728           0
    01/01/2014 to 12/31/2014.........  $11.59728    $12.87267           0
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.43164    $ 5.92718           0
    01/01/2009 to 12/31/2009.........  $ 5.92718    $ 7.63973           0
    01/01/2010 to 12/31/2010.........  $ 7.63973    $ 9.60577           0
    01/01/2011 to 12/31/2011.........  $ 9.60577    $10.00379           0
    01/01/2012 to 12/31/2012.........  $10.00379    $11.27350           0
    01/01/2013 to 12/31/2013.........  $11.27350    $11.35926           0
    01/01/2014 to 12/31/2014.........  $11.35926    $14.52900           0
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    05/01/2008* to 07/18/2008........  $ 8.64567    $ 8.04260           0
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99809    $ 9.64571           0
    01/01/2014 to 12/31/2014.........  $ 9.64571    $ 9.90472           0
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.02459    $ 6.65578           0
    01/01/2009 to 12/31/2009.........  $ 6.65578    $ 8.05364       1,077
    01/01/2010 to 12/31/2010.........  $ 8.05364    $ 8.99876         551
    01/01/2011 to 12/31/2011.........  $ 8.99876    $ 8.65983         508
    01/01/2012 to 12/31/2012.........  $ 8.65983    $ 9.36023         546
    01/01/2013 to 12/31/2013.........  $ 9.36023    $10.49491         159
    01/01/2014 to 12/31/2014.........  $10.49491    $10.57679           0
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10342    $ 7.47366           0
    01/01/2009 to 12/31/2009.........  $ 7.47366    $ 8.85204           0
    01/01/2010 to 12/31/2010.........  $ 8.85204    $ 9.80083           0
    01/01/2011 to 12/31/2011.........  $ 9.80083    $ 9.33910           0
    01/01/2012 to 12/31/2012.........  $ 9.33910    $10.36817           0
    01/01/2013 to 12/31/2013.........  $10.36817    $12.07713           0
    01/01/2014 to 12/31/2014.........  $12.07713    $12.47431           0
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99810    $ 7.45064           0
    01/01/2009 to 11/13/2009.........  $ 7.45064    $ 8.28542           0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99809    $10.70005           0
    01/01/2013 to 12/31/2013.........  $10.70005    $13.01240           0
    01/01/2014 to 12/31/2014.........  $13.01240    $13.11723           0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99809    $10.76786           0
    01/01/2014 to 12/31/2014.........  $10.76786    $10.78952           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17477    $ 6.09512         0
    01/01/2009 to 12/31/2009.........  $ 6.09512    $ 8.04522         0
    01/01/2010 to 12/31/2010.........  $ 8.04522    $ 9.44815         0
    01/01/2011 to 12/31/2011.........  $ 9.44815    $ 8.76602         0
    01/01/2012 to 12/31/2012.........  $ 8.76602    $10.85976         0
    01/01/2013 to 12/31/2013.........  $10.85976    $11.07126         0
    01/01/2014 to 12/31/2014.........  $11.07126    $12.32281         0
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.96101    $ 6.05812         0
    01/01/2009 to 12/31/2009.........  $ 6.05812    $ 8.84254         0
    01/01/2010 to 12/31/2010.........  $ 8.84254    $ 9.52813         0
    01/01/2011 to 12/31/2011.........  $ 9.52813    $ 8.94099         0
    01/01/2012 to 12/31/2012.........  $ 8.94099    $10.46153         0
    01/01/2013 to 12/31/2013.........  $10.46153    $13.26077         0
    01/01/2014 to 02/07/2014.........  $13.26077    $13.03655         0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.31731    $ 5.89787         0
    01/01/2009 to 12/31/2009.........  $ 5.89787    $ 6.86791         0
    01/01/2010 to 12/31/2010.........  $ 6.86791    $ 7.57471         0
    01/01/2011 to 12/31/2011.........  $ 7.57471    $ 6.99241         0
    01/01/2012 to 12/31/2012.........  $ 6.99241    $ 8.17492         0
    01/01/2013 to 12/31/2013.........  $ 8.17492    $10.66603         0
    01/01/2014 to 12/31/2014.........  $10.66603    $11.78931         0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.29960    $ 6.01433         0
    01/01/2009 to 12/31/2009.........  $ 6.01433    $ 9.23099         0
    01/01/2010 to 12/31/2010.........  $ 9.23099    $10.80694         0
    01/01/2011 to 12/31/2011.........  $10.80694    $10.24435         0
    01/01/2012 to 12/31/2012.........  $10.24435    $11.97156         0
    01/01/2013 to 12/31/2013.........  $11.97156    $15.46158         0
    01/01/2014 to 12/31/2014.........  $15.46158    $16.84736         0
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08910    $ 7.58214         0
    01/01/2009 to 12/31/2009.........  $ 7.58214    $ 9.14005         0
    01/01/2010 to 12/31/2010.........  $ 9.14005    $ 9.96566         0
    01/01/2011 to 12/31/2011.........  $ 9.96566    $ 9.68750         0
    01/01/2012 to 12/31/2012.........  $ 9.68750    $10.42313         0
    01/01/2013 to 12/31/2013.........  $10.42313    $11.18347         0
    01/01/2014 to 12/31/2014.........  $11.18347    $11.36791         0
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03298    $ 7.61659         0
    01/01/2009 to 12/31/2009.........  $ 7.61659    $ 9.43936         0
    01/01/2010 to 12/31/2010.........  $ 9.43936    $11.69095         0
    01/01/2011 to 12/31/2011.........  $11.69095    $11.57124         0
    01/01/2012 to 12/31/2012.........  $11.57124    $13.07848         0
    01/01/2013 to 12/31/2013.........  $13.07848    $17.73733         0
    01/01/2014 to 12/31/2014.........  $17.73733    $18.57688         0
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.32427    $ 5.99482         0
    01/01/2009 to 12/31/2009.........  $ 5.99482    $ 6.92638         0
    01/01/2010 to 12/31/2010.........  $ 6.92638    $ 7.60913         0
    01/01/2011 to 12/31/2011.........  $ 7.60913    $ 7.39785         0
    01/01/2012 to 12/31/2012.........  $ 7.39785    $ 8.19610         0
    01/01/2013 to 12/31/2013.........  $ 8.19610    $10.78068         0
    01/01/2014 to 12/31/2014.........  $10.78068    $10.69685         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HIGH YIELD PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.57606    $ 7.63518         0
    01/01/2009 to 12/31/2009.........  $ 7.63518    $10.11187         0
    01/01/2010 to 12/31/2010.........  $10.11187    $11.21315         0
    01/01/2011 to 12/31/2011.........  $11.21315    $11.30334         0
    01/01/2012 to 12/31/2012.........  $11.30334    $12.57516         0
    01/01/2013 to 12/31/2013.........  $12.57516    $13.16820         0
    01/01/2014 to 12/31/2014.........  $13.16820    $13.19450         0
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.46863    $ 5.36782         0
    01/01/2009 to 12/31/2009.........  $ 5.36782    $ 7.09511         0
    01/01/2010 to 12/31/2010.........  $ 7.09511    $ 7.93701         0
    01/01/2011 to 12/31/2011.........  $ 7.93701    $ 6.75250         0
    01/01/2012 to 12/31/2012.........  $ 6.75250    $ 7.94067         0
    01/01/2013 to 12/31/2013.........  $ 7.94067    $ 9.23656         0
    01/01/2014 to 12/31/2014.........  $ 9.23656    $ 8.52552         0
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.85418    $ 5.71367         0
    01/01/2009 to 12/31/2009.........  $ 5.71367    $ 7.28482         0
    01/01/2010 to 12/31/2010.........  $ 7.28482    $ 7.90617         0
    01/01/2011 to 12/31/2011.........  $ 7.90617    $ 6.75513         0
    01/01/2012 to 12/31/2012.........  $ 6.75513    $ 7.70015         0
    01/01/2013 to 12/31/2013.........  $ 7.70015    $ 8.98766         0
    01/01/2014 to 12/31/2014.........  $ 8.98766    $ 8.19231         0
 AST INVESTMENT GRADE BOND PORTFOLIO
    05/01/2009* to 12/31/2009........  $ 9.98123    $10.82874         0
    01/01/2010 to 12/31/2010.........  $10.82874    $11.72359         0
    01/01/2011 to 12/31/2011.........  $11.72359    $12.88004         0
    01/01/2012 to 12/31/2012.........  $12.88004    $13.76638         0
    01/01/2013 to 12/31/2013.........  $13.76638    $13.02189         0
    01/01/2014 to 12/31/2014.........  $13.02189    $13.57868         0
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11161    $ 7.10814         0
    01/01/2009 to 12/31/2009.........  $ 7.10814    $ 8.79659         0
    01/01/2010 to 12/31/2010.........  $ 8.79659    $ 9.78186         0
    01/01/2011 to 12/31/2011.........  $ 9.78186    $ 9.50290         0
    01/01/2012 to 12/31/2012.........  $ 9.50290    $10.54522         0
    01/01/2013 to 12/31/2013.........  $10.54522    $11.98021         0
    01/01/2014 to 12/31/2014.........  $11.98021    $12.44970         0
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.03661    $ 5.90744         0
    01/01/2009 to 12/31/2009.........  $ 5.90744    $ 7.84259         0
    01/01/2010 to 12/31/2010.........  $ 7.84259    $ 8.21171         0
    01/01/2011 to 12/31/2011.........  $ 8.21171    $ 7.28888         0
    01/01/2012 to 12/31/2012.........  $ 7.28888    $ 8.68125         0
    01/01/2013 to 12/31/2013.........  $ 8.68125    $ 9.78453         0
    01/01/2014 to 12/31/2014.........  $ 9.78453    $ 8.95098         0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.19149    $ 7.78061         0
    01/01/2009 to 12/31/2009.........  $ 7.78061    $ 9.27562         0
    01/01/2010 to 12/31/2010.........  $ 9.27562    $ 9.72566         0
    01/01/2011 to 12/31/2011.........  $ 9.72566    $ 9.52449         0
    01/01/2012 to 12/31/2012.........  $ 9.52449    $10.30268         0
    01/01/2013 to 12/31/2013.........  $10.30268    $11.17624         0
    01/01/2014 to 12/31/2014.........  $11.17624    $11.51432         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08348    $10.28166         0
    01/01/2010 to 12/31/2010.........  $10.28166    $11.18209         0
    01/01/2011 to 12/31/2011.........  $11.18209    $10.99770         0
    01/01/2012 to 12/31/2012.........  $10.99770    $12.37621         0
    01/01/2013 to 12/31/2013.........  $12.37621    $16.50452         0
    01/01/2014 to 12/31/2014.........  $16.50452    $17.65742         0
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.12771    $ 5.44996         0
    01/01/2009 to 12/31/2009.........  $ 5.44996    $ 6.35937         0
    01/01/2010 to 12/31/2010.........  $ 6.35937    $ 7.03076         0
    01/01/2011 to 12/31/2011.........  $ 7.03076    $ 6.58186         0
    01/01/2012 to 12/31/2012.........  $ 6.58186    $ 7.51607         0
    01/01/2013 to 12/31/2013.........  $ 7.51607    $10.27043         0
    01/01/2014 to 12/31/2014.........  $10.27043    $11.41365         0
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.95528    $ 5.94265         0
    01/01/2009 to 12/31/2009.........  $ 5.94265    $ 7.53376         0
    01/01/2010 to 12/31/2010.........  $ 7.53376    $ 8.81447         0
    01/01/2011 to 12/31/2011.........  $ 8.81447    $ 8.53343         0
    01/01/2012 to 12/31/2012.........  $ 8.53343    $ 9.35953         0
    01/01/2013 to 12/31/2013.........  $ 9.35953    $12.49232         0
    01/01/2014 to 12/31/2014.........  $12.49232    $13.49760         0
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.35209    $ 7.77570         0
    01/01/2009 to 12/31/2009.........  $ 7.77570    $10.22579         0
    01/01/2010 to 12/31/2010.........  $10.22579    $11.33096         0
    01/01/2011 to 12/31/2011.........  $11.33096    $12.19693         0
    01/01/2012 to 12/31/2012.........  $12.19693    $12.62272         0
    01/01/2013 to 12/31/2013.........  $12.62272    $12.08575         0
    01/01/2014 to 12/31/2014.........  $12.08575    $12.56230         0
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.14419    $ 6.70967         0
    01/01/2009 to 12/31/2009.........  $ 6.70967    $ 8.62094         0
    01/01/2010 to 12/31/2010.........  $ 8.62094    $ 9.43754         0
    01/01/2011 to 12/31/2011.........  $ 9.43754    $ 8.93200         0
    01/01/2012 to 12/31/2012.........  $ 8.93200    $10.74020         0
    01/01/2013 to 12/31/2013.........  $10.74020    $13.39304         0
    01/01/2014 to 12/31/2014.........  $13.39304    $13.56001         0
 AST MFS GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.34799    $ 6.68086         0
    01/01/2009 to 12/31/2009.........  $ 6.68086    $ 8.11370         0
    01/01/2010 to 12/31/2010.........  $ 8.11370    $ 8.94066         0
    01/01/2011 to 12/31/2011.........  $ 8.94066    $ 8.68354         0
    01/01/2012 to 12/31/2012.........  $ 8.68354    $ 9.93283         0
    01/01/2013 to 12/31/2013.........  $ 9.93283    $13.26670         0
    01/01/2014 to 12/31/2014.........  $13.26670    $14.09062         0
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99809    $10.17170         0
    01/01/2013 to 12/31/2013.........  $10.17170    $13.36689         0
    01/01/2014 to 12/31/2014.........  $13.36689    $14.39391         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MID-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.72008    $ 5.87769         0
    01/01/2009 to 12/31/2009.........  $ 5.87769    $ 7.97555         0
    01/01/2010 to 12/31/2010.........  $ 7.97555    $ 9.63188         0
    01/01/2011 to 12/31/2011.........  $ 9.63188    $ 9.08589         0
    01/01/2012 to 12/31/2012.........  $ 9.08589    $10.51085         0
    01/01/2013 to 12/31/2013.........  $10.51085    $13.59817         0
    01/01/2014 to 12/31/2014.........  $13.59817    $15.27425         0
 AST MONEY MARKET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.13338    $10.11730         0
    01/01/2009 to 12/31/2009.........  $10.11730    $ 9.90902         0
    01/01/2010 to 12/31/2010.........  $ 9.90902    $ 9.68355         0
    01/01/2011 to 12/31/2011.........  $ 9.68355    $ 9.46336         0
    01/01/2012 to 12/31/2012.........  $ 9.46336    $ 9.24628         0
    01/01/2013 to 12/31/2013.........  $ 9.24628    $ 9.03356         0
    01/01/2014 to 12/31/2014.........  $ 9.03356    $ 8.82592         0
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.62668    $ 5.64001         0
    01/01/2009 to 12/31/2009.........  $ 5.64001    $ 7.74993         0
    01/01/2010 to 12/31/2010.........  $ 7.74993    $ 9.34633         0
    01/01/2011 to 12/31/2011.........  $ 9.34633    $ 8.90497         0
    01/01/2012 to 12/31/2012.........  $ 8.90497    $10.19003         0
    01/01/2013 to 12/31/2013.........  $10.19003    $14.13811         0
    01/01/2014 to 12/31/2014.........  $14.13811    $15.78145         0
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02800    $10.05926         0
    01/01/2012 to 12/31/2012.........  $10.05926    $10.30635         0
    01/01/2013 to 12/31/2013.........  $10.30635    $ 9.78411         0
    01/01/2014 to 12/31/2014.........  $ 9.78411    $10.05156         0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.51938    $ 5.81343         0
    01/01/2009 to 12/31/2009.........  $ 5.81343    $ 7.37175         0
    01/01/2010 to 12/31/2010.........  $ 7.37175    $ 9.26770         0
    01/01/2011 to 12/31/2011.........  $ 9.26770    $ 9.20769         0
    01/01/2012 to 12/31/2012.........  $ 9.20769    $10.10948         0
    01/01/2013 to 12/31/2013.........  $10.10948    $13.09812         0
    01/01/2014 to 12/31/2014.........  $13.09812    $13.81295         0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.12501    $ 6.29175         0
    01/01/2009 to 12/31/2009.........  $ 6.29175    $ 7.53408         0
    01/01/2010 to 12/31/2010.........  $ 7.53408    $ 8.85289         0
    01/01/2011 to 04/29/2011.........  $ 8.85289    $ 9.90856         0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99809    $10.27738         0
    01/01/2013 to 12/31/2013.........  $10.27738    $11.94024         0
    01/01/2014 to 12/31/2014.........  $11.94024    $12.26513         0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10084    $ 5.55712         0
    01/01/2009 to 12/31/2009.........  $ 5.55712    $ 9.04069         0
    01/01/2010 to 12/31/2010.........  $ 9.04069    $10.80008         0
    01/01/2011 to 12/31/2011.........  $10.80008    $ 8.41294         0
    01/01/2012 to 12/31/2012.........  $ 8.41294    $ 9.69280         0
    01/01/2013 to 12/31/2013.........  $ 9.69280    $ 9.49101         0
    01/01/2014 to 12/31/2014.........  $ 9.49101    $ 8.83840         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.47914    $10.19085          0
    01/01/2009 to 12/31/2009.........  $10.19085    $10.97507          0
    01/01/2010 to 12/31/2010.........  $10.97507    $11.14074          0
    01/01/2011 to 12/31/2011.........  $11.14074    $11.12973          0
    01/01/2012 to 12/31/2012.........  $11.12973    $11.38397          0
    01/01/2013 to 12/31/2013.........  $11.38397    $10.88051          0
    01/01/2014 to 12/31/2014.........  $10.88051    $10.62009          0
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.83184    $10.09881          0
    01/01/2009 to 12/31/2009.........  $10.09881    $11.49721          0
    01/01/2010 to 12/31/2010.........  $11.49721    $12.09978          0
    01/01/2011 to 12/31/2011.........  $12.09978    $12.19778          0
    01/01/2012 to 12/31/2012.........  $12.19778    $13.02765          0
    01/01/2013 to 12/31/2013.........  $13.02765    $12.49409          0
    01/01/2014 to 12/31/2014.........  $12.49409    $12.72327          0
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.38420    $ 8.23216          0
    01/01/2009 to 12/31/2009.........  $ 8.23216    $ 9.65455          0
    01/01/2010 to 12/31/2010.........  $ 9.65455    $10.42982          0
    01/01/2011 to 12/31/2011.........  $10.42982    $10.29184          0
    01/01/2012 to 12/31/2012.........  $10.29184    $11.09793          0
    01/01/2013 to 12/31/2013.........  $11.09793    $11.84159          0
    01/01/2014 to 12/31/2014.........  $11.84159    $12.23751          0
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01801    $10.05916          0
    01/01/2012 to 12/31/2012.........  $10.05916    $10.52613          0
    01/01/2013 to 12/31/2013.........  $10.52613    $10.04616          0
    01/01/2014 to 12/31/2014.........  $10.04616    $10.41004          0
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.17024    $ 6.10248          0
    01/01/2009 to 12/31/2009.........  $ 6.10248    $ 7.51087          0
    01/01/2010 to 12/31/2010.........  $ 7.51087    $ 8.73399          0
    01/01/2011 to 12/31/2011.........  $ 8.73399    $ 8.00320          0
    01/01/2012 to 12/31/2012.........  $ 8.00320    $ 8.82911          0
    01/01/2013 to 12/31/2013.........  $ 8.82911    $10.09478          0
    01/01/2014 to 12/31/2014.........  $10.09478    $10.76987          0
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.26638    $ 5.82066          0
    01/01/2009 to 12/31/2009.........  $ 5.82066    $ 6.92791          0
    01/01/2010 to 12/31/2010.........  $ 6.92791    $ 7.78733          0
    01/01/2011 to 12/31/2011.........  $ 7.78733    $ 7.87158          0
    01/01/2012 to 12/31/2012.........  $ 7.87158    $ 9.13645          0
    01/01/2013 to 12/31/2013.........  $ 9.13645    $11.82112          0
    01/01/2014 to 12/31/2014.........  $11.82112    $13.53740          0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99809    $ 8.86036          0
    01/01/2012 to 12/31/2012.........  $ 8.86036    $ 9.79528          0
    01/01/2013 to 12/31/2013.........  $ 9.79528    $11.71354          0
    01/01/2014 to 12/31/2014.........  $11.71354    $12.18814          0
 AST RCM WORLD TRENDS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08091    $ 7.31417          0
    01/01/2009 to 12/31/2009.........  $ 7.31417    $ 8.81729        922
    01/01/2010 to 12/31/2010.........  $ 8.81729    $ 9.64125        472
    01/01/2011 to 12/31/2011.........  $ 9.64125    $ 9.24880        435
    01/01/2012 to 12/31/2012.........  $ 9.24880    $ 9.96486        467
    01/01/2013 to 12/31/2013.........  $ 9.96486    $10.94677        136
    01/01/2014 to 12/31/2014.........  $10.94677    $11.24472          0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09909    $ 6.66803         0
    01/01/2009 to 12/31/2009.........  $ 6.66803    $ 8.26396         0
    01/01/2010 to 12/31/2010.........  $ 8.26396    $ 9.23209         0
    01/01/2011 to 12/31/2011.........  $ 9.23209    $ 8.80468         0
    01/01/2012 to 12/31/2012.........  $ 8.80468    $ 9.96977         0
    01/01/2013 to 12/31/2013.........  $ 9.96977    $11.49977         0
    01/01/2014 to 12/31/2014.........  $11.49977    $11.84561         0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.12059    $ 7.08586         0
    01/01/2009 to 12/31/2009.........  $ 7.08586    $ 8.82075         0
    01/01/2010 to 12/31/2010.........  $ 8.82075    $ 9.63600         0
    01/01/2011 to 12/31/2011.........  $ 9.63600    $ 9.09651         0
    01/01/2012 to 12/31/2012.........  $ 9.09651    $ 9.87681         0
    01/01/2013 to 12/31/2013.........  $ 9.87681    $11.03935         0
    01/01/2014 to 12/31/2014.........  $11.03935    $11.11287         0
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.12816    $ 5.56378         0
    01/01/2009 to 12/31/2009.........  $ 5.56378    $ 7.21128         0
    01/01/2010 to 12/31/2010.........  $ 7.21128    $ 9.33864         0
    01/01/2011 to 12/31/2011.........  $ 9.33864    $ 7.92780         0
    01/01/2012 to 12/31/2012.........  $ 7.92780    $ 9.30000         0
    01/01/2013 to 12/31/2013.........  $ 9.30000    $12.79453         0
    01/01/2014 to 12/31/2014.........  $12.79453    $13.11786         0
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.43869    $ 6.25113         0
    01/01/2009 to 12/31/2009.........  $ 6.25113    $ 8.17829         0
    01/01/2010 to 12/31/2010.........  $ 8.17829    $10.90035         0
    01/01/2011 to 12/31/2011.........  $10.90035    $10.54577         0
    01/01/2012 to 12/31/2012.........  $10.54577    $11.55743         0
    01/01/2013 to 12/31/2013.........  $11.55743    $15.26349         0
    01/01/2014 to 12/31/2014.........  $15.26349    $15.48201         0
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.32205    $ 6.47383         0
    01/01/2009 to 12/31/2009.........  $ 6.47383    $ 8.03269         0
    01/01/2010 to 12/31/2010.........  $ 8.03269    $ 9.88822         0
    01/01/2011 to 12/31/2011.........  $ 9.88822    $ 9.08373         0
    01/01/2012 to 12/31/2012.........  $ 9.08373    $10.48624         0
    01/01/2013 to 12/31/2013.........  $10.48624    $14.07707         0
    01/01/2014 to 12/31/2014.........  $14.07707    $14.47795         0
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.01242    $ 7.36181         0
    01/01/2009 to 12/31/2009.........  $ 7.36181    $ 8.92871         0
    01/01/2010 to 12/31/2010.........  $ 8.92871    $ 9.72969         0
    01/01/2011 to 12/31/2011.........  $ 9.72969    $ 9.69497         0
    01/01/2012 to 12/31/2012.........  $ 9.69497    $10.75004         0
    01/01/2013 to 12/31/2013.........  $10.75004    $12.27096         0
    01/01/2014 to 12/31/2014.........  $12.27096    $12.69369         0
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 8.99802    $ 5.37079         0
    01/01/2009 to 12/31/2009.........  $ 5.37079    $ 6.49596         0
    01/01/2010 to 12/31/2010.........  $ 6.49596    $ 7.18720         0
    01/01/2011 to 12/31/2011.........  $ 7.18720    $ 6.90707         0
    01/01/2012 to 12/31/2012.........  $ 6.90707    $ 7.91205         0
    01/01/2013 to 12/31/2013.........  $ 7.91205    $10.02493         0
    01/01/2014 to 12/31/2014.........  $10.02493    $10.52573         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.58984    $ 5.83535         0
    01/01/2009 to 12/31/2009.........  $ 5.83535    $ 8.74424         0
    01/01/2010 to 12/31/2010.........  $ 8.74424    $ 9.89407         0
    01/01/2011 to 12/31/2011.........  $ 9.89407    $ 9.50301         0
    01/01/2012 to 12/31/2012.........  $ 9.50301    $10.91664         0
    01/01/2013 to 12/31/2013.........  $10.91664    $15.36141         0
    01/01/2014 to 12/31/2014.........  $15.36141    $16.26069         0
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2008* to 12/31/2008........  $12.00196    $ 5.67201         0
    01/01/2009 to 12/31/2009.........  $ 5.67201    $ 8.27631         0
    01/01/2010 to 12/31/2010.........  $ 8.27631    $ 9.74001         0
    01/01/2011 to 12/31/2011.........  $ 9.74001    $ 8.09666         0
    01/01/2012 to 12/31/2012.........  $ 8.09666    $ 8.19631         0
    01/01/2013 to 12/31/2013.........  $ 8.19631    $ 9.23949         0
    01/01/2014 to 12/31/2014.........  $ 9.23949    $ 8.27221         0
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.96697    $10.08645         0
    01/01/2009 to 12/31/2009.........  $10.08645    $11.04844         0
    01/01/2010 to 12/31/2010.........  $11.04844    $11.41433         0
    01/01/2011 to 12/31/2011.........  $11.41433    $11.61219         0
    01/01/2012 to 12/31/2012.........  $11.61219    $11.93765         0
    01/01/2013 to 12/31/2013.........  $11.93765    $11.22534         0
    01/01/2014 to 12/31/2014.........  $11.22534    $11.02822         0
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.72112    $ 5.82033         0
    01/01/2009 to 12/31/2009.........  $ 5.82033    $ 7.30333         0
    01/01/2010 to 12/31/2010.........  $ 7.30333    $ 8.17987         0
    01/01/2011 to 12/31/2011.........  $ 8.17987    $ 7.71587         0
    01/01/2012 to 12/31/2012.........  $ 7.71587    $ 8.36794         0
    01/01/2013 to 12/31/2013.........  $ 8.36794    $ 9.85179         0
    01/01/2014 to 12/31/2014.........  $ 9.85179    $10.15513         0
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.21103    $ 9.23451         0
    01/01/2009 to 12/31/2009.........  $ 9.23451    $10.07149         0
    01/01/2010 to 12/31/2010.........  $10.07149    $10.60726         0
    01/01/2011 to 12/31/2011.........  $10.60726    $10.98814         0
    01/01/2012 to 12/31/2012.........  $10.98814    $11.57804         0
    01/01/2013 to 12/31/2013.........  $11.57804    $11.14289         0
    01/01/2014 to 12/31/2014.........  $11.14289    $11.67028         0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07793    $ 6.61351         0
    01/01/2009 to 12/31/2009.........  $ 6.61351    $ 8.40410         0
    01/01/2010 to 12/31/2010.........  $ 8.40410    $ 9.05182         0
    01/01/2011 to 12/31/2011.........  $ 9.05182    $ 8.69622         0
    01/01/2012 to 09/21/2012.........  $ 8.69622    $ 9.69586         0
 PROFUND VP CONSUMER GOODS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08881    $ 7.63717         0
    01/01/2009 to 12/31/2009.........  $ 7.63717    $ 9.07066         0
    01/01/2010 to 12/31/2010.........  $ 9.07066    $10.40084         0
    01/01/2011 to 12/31/2011.........  $10.40084    $10.86798         0
    01/01/2012 to 12/31/2012.........  $10.86798    $11.77059         0
    01/01/2013 to 12/31/2013.........  $11.77059    $14.77203         0
    01/01/2014 to 12/31/2014.........  $14.77203    $15.90836         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP CONSUMER SERVICES
    05/01/2008* to 12/31/2008........  $10.26782    $ 7.01082         0
    01/01/2009 to 12/31/2009.........  $ 7.01082    $ 8.95960         0
    01/01/2010 to 12/31/2010.........  $ 8.95960    $10.62611         0
    01/01/2011 to 12/31/2011.........  $10.62611    $10.95322         0
    01/01/2012 to 12/31/2012.........  $10.95322    $13.06578         0
    01/01/2013 to 12/31/2013.........  $13.06578    $17.85499         0
    01/01/2014 to 12/31/2014.........  $17.85499    $19.61817         0
 PROFUND VP FINANCIALS
    05/01/2008* to 12/31/2008........  $10.38552    $ 5.24823         0
    01/01/2009 to 12/31/2009.........  $ 5.24823    $ 5.89709         0
    01/01/2010 to 12/31/2010.........  $ 5.89709    $ 6.39132         0
    01/01/2011 to 12/31/2011.........  $ 6.39132    $ 5.38070         0
    01/01/2012 to 12/31/2012.........  $ 5.38070    $ 6.55671         0
    01/01/2013 to 12/31/2013.........  $ 6.55671    $ 8.46088         0
    01/01/2014 to 12/31/2014.........  $ 8.46088    $ 9.33411         0
 PROFUND VP HEALTH CARE
    05/01/2008* to 12/31/2008........  $10.15174    $ 8.29890         0
    01/01/2009 to 12/31/2009.........  $ 8.29890    $ 9.69378         0
    01/01/2010 to 12/31/2010.........  $ 9.69378    $ 9.74024         0
    01/01/2011 to 12/31/2011.........  $ 9.74024    $10.47907         0
    01/01/2012 to 12/31/2012.........  $10.47907    $12.01950         0
    01/01/2013 to 12/31/2013.........  $12.01950    $16.41216         0
    01/01/2014 to 12/31/2014.........  $16.41216    $19.83502         0
 PROFUND VP INDUSTRIALS
    05/01/2008* to 12/31/2008........  $10.16525    $ 6.06947         0
    01/01/2009 to 12/31/2009.........  $ 6.06947    $ 7.35896         0
    01/01/2010 to 12/31/2010.........  $ 7.35896    $ 8.89737         0
    01/01/2011 to 12/31/2011.........  $ 8.89737    $ 8.53795         0
    01/01/2012 to 12/31/2012.........  $ 8.53795    $ 9.65896         0
    01/01/2013 to 12/31/2013.........  $ 9.65896    $13.04090         0
    01/01/2014 to 12/31/2014.........  $13.04090    $13.45160         0
 PROFUND VP LARGE-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.11048    $ 6.68630         0
    01/01/2009 to 12/31/2009.........  $ 6.68630    $ 8.47507         0
    01/01/2010 to 12/31/2010.........  $ 8.47507    $ 9.37196         0
    01/01/2011 to 12/31/2011.........  $ 9.37196    $ 9.44338         0
    01/01/2012 to 12/31/2012.........  $ 9.44338    $10.39918         0
    01/01/2013 to 12/31/2013.........  $10.39918    $13.27579         0
    01/01/2014 to 12/31/2014.........  $13.27579    $14.64734         0
 PROFUND VP LARGE-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.24125    $ 6.24345         0
    01/01/2009 to 12/31/2009.........  $ 6.24345    $ 7.28722         0
    01/01/2010 to 12/31/2010.........  $ 7.28722    $ 8.03774         0
    01/01/2011 to 12/31/2011.........  $ 8.03774    $ 7.75269         0
    01/01/2012 to 12/31/2012.........  $ 7.75269    $ 8.74211         0
    01/01/2013 to 12/31/2013.........  $ 8.74211    $11.09440         0
    01/01/2014 to 12/31/2014.........  $11.09440    $11.97467         0
 PROFUND VP MID-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.07225    $ 6.17182         0
    01/01/2009 to 12/31/2009.........  $ 6.17182    $ 8.34044         0
    01/01/2010 to 12/31/2010.........  $ 8.34044    $10.46450         0
    01/01/2011 to 12/31/2011.........  $10.46450    $ 9.92844         0
    01/01/2012 to 12/31/2012.........  $ 9.92844    $11.19164         0
    01/01/2013 to 12/31/2013.........  $11.19164    $14.27223         0
    01/01/2014 to 12/31/2014.........  $14.27223    $14.76552         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP MID-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.18823    $ 6.43508         0
    01/01/2009 to 12/31/2009.........  $ 6.43508    $ 8.22804         0
    01/01/2010 to 12/31/2010.........  $ 8.22804    $ 9.68304         0
    01/01/2011 to 12/31/2011.........  $ 9.68304    $ 9.08951         0
    01/01/2012 to 12/31/2012.........  $ 9.08951    $10.35110         0
    01/01/2013 to 12/31/2013.........  $10.35110    $13.36547         0
    01/01/2014 to 12/31/2014.........  $13.36547    $14.38812         0
 PROFUND VP REAL ESTATE
    05/01/2008* to 12/31/2008........  $10.25873    $ 5.49327         0
    01/01/2009 to 12/31/2009.........  $ 5.49327    $ 6.86406         0
    01/01/2010 to 12/31/2010.........  $ 6.86406    $ 8.36230         0
    01/01/2011 to 12/31/2011.........  $ 8.36230    $ 8.55847         0
    01/01/2012 to 12/31/2012.........  $ 8.55847    $ 9.79712         0
    01/01/2013 to 12/31/2013.........  $ 9.79712    $ 9.58070         0
    01/01/2014 to 12/31/2014.........  $ 9.58070    $11.70230         0
 PROFUND VP SMALL-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.11338    $ 6.77901         0
    01/01/2009 to 12/31/2009.........  $ 6.77901    $ 8.35634         0
    01/01/2010 to 12/31/2010.........  $ 8.35634    $10.26458         0
    01/01/2011 to 12/31/2011.........  $10.26458    $10.15747         0
    01/01/2012 to 12/31/2012.........  $10.15747    $11.16213         0
    01/01/2013 to 12/31/2013.........  $11.16213    $15.31427         0
    01/01/2014 to 12/31/2014.........  $15.31427    $15.28730         0
 PROFUND VP SMALL-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.22837    $ 7.14677         0
    01/01/2009 to 12/31/2009.........  $ 7.14677    $ 8.40693         0
    01/01/2010 to 12/31/2010.........  $ 8.40693    $10.02922         0
    01/01/2011 to 12/31/2011.........  $10.02922    $ 9.39705         0
    01/01/2012 to 12/31/2012.........  $ 9.39705    $10.66384         0
    01/01/2013 to 12/31/2013.........  $10.66384    $14.34407         0
    01/01/2014 to 12/31/2014.........  $14.34407    $14.82905         0
 PROFUND VP TELECOMMUNICATIONS
    05/01/2008* to 12/31/2008........  $10.27795    $ 7.23610         0
    01/01/2009 to 12/31/2009.........  $ 7.23610    $ 7.58715         0
    01/01/2010 to 12/31/2010.........  $ 7.58715    $ 8.57564         0
    01/01/2011 to 12/31/2011.........  $ 8.57564    $ 8.53530         0
    01/01/2012 to 12/31/2012.........  $ 8.53530    $ 9.71605         0
    01/01/2013 to 12/31/2013.........  $ 9.71605    $10.63830         0
    01/01/2014 to 12/31/2014.........  $10.63830    $10.45240         0
 PROFUND VP UTILITIES
    05/01/2008* to 12/31/2008........  $10.09840    $ 7.18286         0
    01/01/2009 to 12/31/2009.........  $ 7.18286    $ 7.77107         0
    01/01/2010 to 12/31/2010.........  $ 7.77107    $ 8.04425         0
    01/01/2011 to 12/31/2011.........  $ 8.04425    $ 9.23592         0
    01/01/2012 to 12/31/2012.........  $ 9.23592    $ 9.03570         0
    01/01/2013 to 12/31/2013.........  $ 9.03570    $10.00327         0
    01/01/2014 to 12/31/2014.........  $10.00327    $12.30308         0

* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

     ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY AND COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT OR HIGHEST DAILY VALUE DEATH
      BENEFIT (2.60%) OR TRUEACCUMULATION HD 60 BPS AND COMBO DB (2.60%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09231    $10.39306            0
    01/01/2008 to 12/31/2008.........  $10.39306    $ 6.90511       21,819
    01/01/2009 to 12/31/2009.........  $ 6.90511    $ 8.36906       25,749
    01/01/2010 to 12/31/2010.........  $ 8.36906    $ 9.13269       21,588
    01/01/2011 to 12/31/2011.........  $ 9.13269    $ 8.66455        9,341
    01/01/2012 to 12/31/2012.........  $ 8.66455    $ 9.50549        7,830
    01/01/2013 to 12/31/2013.........  $ 9.50549    $10.18829        7,895
    01/01/2014 to 12/31/2014.........  $10.18829    $10.30888        6,759
 AST ADVANCED STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.11396    $10.44367       63,668
    01/01/2008 to 12/31/2008.........  $10.44367    $ 7.14503       11,943
    01/01/2009 to 12/31/2009.........  $ 7.14503    $ 8.78822        8,500
    01/01/2010 to 12/31/2010.........  $ 8.78822    $ 9.73918        8,192
    01/01/2011 to 12/31/2011.........  $ 9.73918    $ 9.50307        7,701
    01/01/2012 to 12/31/2012.........  $ 9.50307    $10.52559        7,481
    01/01/2013 to 12/31/2013.........  $10.52559    $11.95700        6,911
    01/01/2014 to 12/31/2014.........  $11.95700    $12.36541        5,964
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.06537    $ 9.52201            0
    01/01/2008 to 12/31/2008.........  $ 9.52201    $ 6.05581            0
    01/01/2009 to 12/31/2009.........  $ 6.05581    $ 6.95108            0
    01/01/2010 to 12/31/2010.........  $ 6.95108    $ 7.71280            0
    01/01/2011 to 12/31/2011.........  $ 7.71280    $ 7.78581            0
    01/01/2012 to 05/04/2012.........  $ 7.78581    $ 8.43338            0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07608    $10.40358            0
    01/01/2008 to 12/31/2008.........  $10.40358    $ 7.22941        1,913
    01/01/2009 to 12/31/2009.........  $ 7.22941    $ 8.68745        1,833
    01/01/2010 to 12/31/2010.........  $ 8.68745    $ 9.50973        1,741
    01/01/2011 to 12/31/2011.........  $ 9.50973    $ 9.15615        1,704
    01/01/2012 to 12/31/2012.........  $ 9.15615    $10.03661            0
    01/01/2013 to 12/31/2013.........  $10.03661    $11.50827            0
    01/01/2014 to 12/31/2014.........  $11.50827    $11.94767            0
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99789    $ 9.11127            0
    01/01/2012 to 12/31/2012.........  $ 9.11127    $ 9.93596            0
    01/01/2013 to 12/31/2013.........  $ 9.93596    $10.73482            0
    01/01/2014 to 12/31/2014.........  $10.73482    $10.97453            0
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99789    $10.43544            0
    01/01/2014 to 12/31/2014.........  $10.43544    $10.53450            0
 AST BOND PORTFOLIO 2016
    05/01/2009* to 12/31/2009........  $ 9.93807    $ 9.57808            0
    01/01/2010 to 12/31/2010.........  $ 9.57808    $10.32236            0
    01/01/2011 to 12/31/2011.........  $10.32236    $11.03064            0
    01/01/2012 to 12/31/2012.........  $11.03064    $11.19786            0
    01/01/2013 to 12/31/2013.........  $11.19786    $10.83848            0
    01/01/2014 to 12/31/2014.........  $10.83848    $10.61228            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2018
    05/01/2009* to 12/31/2009........  $ 9.92250    $ 9.64394           0
    01/01/2010 to 12/31/2010.........  $ 9.64394    $10.45049           0
    01/01/2011 to 12/31/2011.........  $10.45049    $11.56907           0
    01/01/2012 to 12/31/2012.........  $11.56907    $11.91935           0
    01/01/2013 to 12/31/2013.........  $11.91935    $11.25166           0
    01/01/2014 to 12/31/2014.........  $11.25166    $11.25801           0
 AST BOND PORTFOLIO 2019
    05/01/2009* to 12/31/2009........  $ 9.90528    $ 9.54492           0
    01/01/2010 to 12/31/2010.........  $ 9.54492    $10.35957           0
    01/01/2011 to 12/31/2011.........  $10.35957    $11.70996           0
    01/01/2012 to 12/31/2012.........  $11.70996    $12.08096           0
    01/01/2013 to 12/31/2013.........  $12.08096    $11.20543           0
    01/01/2014 to 12/31/2014.........  $11.20543    $11.38680           0
 AST BOND PORTFOLIO 2020
    05/01/2009* to 12/31/2009........  $ 9.88399    $ 9.22086           0
    01/01/2010 to 12/31/2010.........  $ 9.22086    $10.05129           0
    01/01/2011 to 12/31/2011.........  $10.05129    $11.62642           0
    01/01/2012 to 12/31/2012.........  $11.62642    $12.04693           0
    01/01/2013 to 12/31/2013.........  $12.04693    $10.97612           0
    01/01/2014 to 12/31/2014.........  $10.97612    $11.35639           0
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99718    $10.92572           0
    01/01/2011 to 12/31/2011.........  $10.92572    $12.81085           0
    01/01/2012 to 12/31/2012.........  $12.81085    $13.33337           0
    01/01/2013 to 12/31/2013.........  $13.33337    $12.08516           0
    01/01/2014 to 12/31/2014.........  $12.08516    $12.68322           0
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99789    $11.93043           0
    01/01/2012 to 12/31/2012.........  $11.93043    $12.30707           0
    01/01/2013 to 12/31/2013.........  $12.30707    $10.82570           0
    01/01/2014 to 12/31/2014.........  $10.82570    $11.64503           0
 AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012........  $ 9.99719    $10.32061           0
    01/01/2013 to 12/31/2013.........  $10.32061    $ 9.03275           0
    01/01/2014 to 12/31/2014.........  $ 9.03275    $ 9.91443           0
 AST BOND PORTFOLIO 2024
    01/02/2013* to 12/31/2013........  $ 9.99859    $ 8.68363           0
    01/01/2014 to 12/31/2014.........  $ 8.68363    $ 9.69821           0
 AST BOND PORTFOLIO 2025
    01/02/2014* to 12/31/2014........  $ 9.99859    $11.21796           0
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14466    $10.28815           0
    01/01/2010 to 12/31/2010.........  $10.28815    $11.40334           0
    01/01/2011 to 12/31/2011.........  $11.40334    $10.46167           0
    01/01/2012 to 12/31/2012.........  $10.46167    $11.54501           0
    01/01/2013 to 12/31/2013.........  $11.54501    $14.78869           0
    01/01/2014 to 12/31/2014.........  $14.78869    $15.89302           0
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.11544    $10.37864       1,054
    01/01/2008 to 12/31/2008.........  $10.37864    $ 6.58102         917
    01/01/2009 to 12/31/2009.........  $ 6.58102    $ 8.03875       1,022
    01/01/2010 to 12/31/2010.........  $ 8.03875    $ 8.88272           0
    01/01/2011 to 12/31/2011.........  $ 8.88272    $ 8.44758           0
    01/01/2012 to 12/31/2012.........  $ 8.44758    $ 9.36257           0
    01/01/2013 to 12/31/2013.........  $ 9.36257    $11.19464           0
    01/01/2014 to 12/31/2014.........  $11.19464    $11.67374           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99789    $11.57301            0
    01/01/2014 to 12/31/2014.........  $11.57301    $12.81438            0
 AST COHEN & STEERS REALTY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10517    $ 9.33124            0
    01/01/2008 to 12/31/2008.........  $ 9.33124    $ 5.90639            0
    01/01/2009 to 12/31/2009.........  $ 5.90639    $ 7.59432            0
    01/01/2010 to 12/31/2010.........  $ 7.59432    $ 9.52545            0
    01/01/2011 to 12/31/2011.........  $ 9.52545    $ 9.89594            0
    01/01/2012 to 12/31/2012.........  $ 9.89594    $11.12455            0
    01/01/2013 to 12/31/2013.........  $11.12455    $11.18191            0
    01/01/2014 to 12/31/2014.........  $11.18191    $14.26736            0
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12661    $ 8.80031            0
    01/01/2008 to 07/18/2008.........  $ 8.80031    $ 8.02342            0
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99789    $ 9.62961            0
    01/01/2014 to 12/31/2014.........  $ 9.62961    $ 9.86405            0
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08814    $10.38772       69,923
    01/01/2008 to 12/31/2008.........  $10.38772    $ 6.63254        9,270
    01/01/2009 to 12/31/2009.........  $ 6.63254    $ 8.00611        7,573
    01/01/2010 to 12/31/2010.........  $ 8.00611    $ 8.92372        7,404
    01/01/2011 to 12/31/2011.........  $ 8.92372    $ 8.56674        4,997
    01/01/2012 to 12/31/2012.........  $ 8.56674    $ 9.23686        5,121
    01/01/2013 to 12/31/2013.........  $ 9.23686    $10.33122        5,758
    01/01/2014 to 12/31/2014.........  $10.33122    $10.38635        5,984
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10336    $ 7.46140          541
    01/01/2009 to 12/31/2009.........  $ 7.46140    $ 8.81588          541
    01/01/2010 to 12/31/2010.........  $ 8.81588    $ 9.73697          541
    01/01/2011 to 12/31/2011.........  $ 9.73697    $ 9.25562          541
    01/01/2012 to 12/31/2012.........  $ 9.25562    $10.25024          541
    01/01/2013 to 12/31/2013.........  $10.25024    $11.91065          446
    01/01/2014 to 12/31/2014.........  $11.91065    $12.27231          304
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99790    $ 7.44239            0
    01/01/2009 to 11/13/2009.........  $ 7.44239    $ 8.25855            0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99789    $10.68241            0
    01/01/2013 to 12/31/2013.........  $10.68241    $12.95926            0
    01/01/2014 to 12/31/2014.........  $12.95926    $13.03171            0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99789    $10.74992            0
    01/01/2014 to 12/31/2014.........  $10.74992    $10.74521            0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17457    $ 6.08831            0
    01/01/2009 to 12/31/2009.........  $ 6.08831    $ 8.01665            0
    01/01/2010 to 12/31/2010.........  $ 8.01665    $ 9.39160            0
    01/01/2011 to 12/31/2011.........  $ 9.39160    $ 8.69234            0
    01/01/2012 to 12/31/2012.........  $ 8.69234    $10.74227            0
    01/01/2013 to 12/31/2013.........  $10.74227    $10.92477            0
    01/01/2014 to 12/31/2014.........  $10.92477    $12.13003            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.13338    $10.37030         0
    01/01/2008 to 12/31/2008.........  $10.37030    $ 6.03691         0
    01/01/2009 to 12/31/2009.........  $ 6.03691    $ 8.79020         0
    01/01/2010 to 12/31/2010.........  $ 8.79020    $ 9.44857         0
    01/01/2011 to 12/31/2011.........  $ 9.44857    $ 8.84472         0
    01/01/2012 to 12/31/2012.........  $ 8.84472    $10.32362         0
    01/01/2013 to 12/31/2013.........  $10.32362    $13.05402         0
    01/01/2014 to 02/07/2014.........  $13.05402    $12.83000         0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07289    $10.16778         0
    01/01/2008 to 12/31/2008.........  $10.16778    $ 5.87733         0
    01/01/2009 to 12/31/2009.........  $ 5.87733    $ 6.82725         0
    01/01/2010 to 12/31/2010.........  $ 6.82725    $ 7.51163         0
    01/01/2011 to 12/31/2011.........  $ 7.51163    $ 6.91721         0
    01/01/2012 to 12/31/2012.........  $ 6.91721    $ 8.06728         0
    01/01/2013 to 12/31/2013.........  $ 8.06728    $10.50003         0
    01/01/2014 to 12/31/2014.........  $10.50003    $11.57754         0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12334    $10.38650         0
    01/01/2008 to 12/31/2008.........  $10.38650    $ 5.99335         0
    01/01/2009 to 12/31/2009.........  $ 5.99335    $ 9.17635         0
    01/01/2010 to 12/31/2010.........  $ 9.17635    $10.71679         0
    01/01/2011 to 12/31/2011.........  $10.71679    $10.13423         0
    01/01/2012 to 12/31/2012.........  $10.13423    $11.81388         0
    01/01/2013 to 12/31/2013.........  $11.81388    $15.22071         0
    01/01/2014 to 12/31/2014.........  $15.22071    $16.54445         0
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08903    $ 7.56975         0
    01/01/2009 to 12/31/2009.........  $ 7.56975    $ 9.10277         0
    01/01/2010 to 12/31/2010.........  $ 9.10277    $ 9.90075         0
    01/01/2011 to 12/31/2011.........  $ 9.90075    $ 9.60096         0
    01/01/2012 to 12/31/2012.........  $ 9.60096    $10.30474         0
    01/01/2013 to 12/31/2013.........  $10.30474    $11.02956         0
    01/01/2014 to 12/31/2014.........  $11.02956    $11.18404         0
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03278    $ 7.60806         0
    01/01/2009 to 12/31/2009.........  $ 7.60806    $ 9.40562         0
    01/01/2010 to 12/31/2010.........  $ 9.40562    $11.62083         0
    01/01/2011 to 12/31/2011.........  $11.62083    $11.47389         0
    01/01/2012 to 12/31/2012.........  $11.47389    $12.93675         0
    01/01/2013 to 12/31/2013.........  $12.93675    $17.50238         0
    01/01/2014 to 12/31/2014.........  $17.50238    $18.28599         0
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07714    $ 9.77607         0
    01/01/2008 to 12/31/2008.........  $ 9.77607    $ 5.97386         0
    01/01/2009 to 12/31/2009.........  $ 5.97386    $ 6.88538         0
    01/01/2010 to 12/31/2010.........  $ 6.88538    $ 7.54575         0
    01/01/2011 to 12/31/2011.........  $ 7.54575    $ 7.31829         0
    01/01/2012 to 12/31/2012.........  $ 7.31829    $ 8.08812         0
    01/01/2013 to 12/31/2013.........  $ 8.08812    $10.61279         0
    01/01/2014 to 12/31/2014.........  $10.61279    $10.50453         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HIGH YIELD PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.01019    $10.48478           0
    01/01/2008 to 12/31/2008.........  $10.48478    $ 7.60858           0
    01/01/2009 to 12/31/2009.........  $ 7.60858    $10.05191           0
    01/01/2010 to 12/31/2010.........  $10.05191    $11.11947           0
    01/01/2011 to 12/31/2011.........  $11.11947    $11.18170           0
    01/01/2012 to 12/31/2012.........  $11.18170    $12.40945           0
    01/01/2013 to 12/31/2013.........  $12.40945    $12.96296           0
    01/01/2014 to 12/31/2014.........  $12.96296    $12.95709           0
 AST INTERNATIONAL GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.24124    $11.02823           0
    01/01/2008 to 12/31/2008.........  $11.02823    $ 5.34913           0
    01/01/2009 to 12/31/2009.........  $ 5.34913    $ 7.05319           0
    01/01/2010 to 12/31/2010.........  $ 7.05319    $ 7.87092           0
    01/01/2011 to 12/31/2011.........  $ 7.87092    $ 6.67987           0
    01/01/2012 to 12/31/2012.........  $ 6.67987    $ 7.83602           0
    01/01/2013 to 12/31/2013.........  $ 7.83602    $ 9.09268           0
    01/01/2014 to 12/31/2014.........  $ 9.09268    $ 8.37226           0
 AST INTERNATIONAL VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.18800    $10.43280           0
    01/01/2008 to 12/31/2008.........  $10.43280    $ 5.69373           0
    01/01/2009 to 12/31/2009.........  $ 5.69373    $ 7.24156           0
    01/01/2010 to 12/31/2010.........  $ 7.24156    $ 7.84007           0
    01/01/2011 to 12/31/2011.........  $ 7.84007    $ 6.68238           0
    01/01/2012 to 12/31/2012.........  $ 6.68238    $ 7.59858           0
    01/01/2013 to 12/31/2013.........  $ 7.59858    $ 8.84752           0
    01/01/2014 to 12/31/2014.........  $ 8.84752    $ 8.04489           0
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11154    $ 7.09651           0
    01/01/2009 to 12/31/2009.........  $ 7.09651    $ 8.76076           0
    01/01/2010 to 12/31/2010.........  $ 8.76076    $ 9.71831           0
    01/01/2011 to 12/31/2011.........  $ 9.71831    $ 9.41805           0
    01/01/2012 to 12/31/2012.........  $ 9.41805    $10.42534           0
    01/01/2013 to 12/31/2013.........  $10.42534    $11.81521           0
    01/01/2014 to 12/31/2014.........  $11.81521    $12.24821           0
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.18141    $10.30397           0
    01/01/2008 to 12/31/2008.........  $10.30397    $ 5.88675           0
    01/01/2009 to 12/31/2009.........  $ 5.88675    $ 7.79596           0
    01/01/2010 to 12/31/2010.........  $ 7.79596    $ 8.14300           0
    01/01/2011 to 12/31/2011.........  $ 8.14300    $ 7.21038           0
    01/01/2012 to 12/31/2012.........  $ 7.21038    $ 8.56676           0
    01/01/2013 to 12/31/2013.........  $ 8.56676    $ 9.63186           0
    01/01/2014 to 12/31/2014.........  $ 9.63186    $ 8.78984           0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08240    $ 9.65629       4,039
    01/01/2008 to 12/31/2008.........  $ 9.65629    $ 7.75352         423
    01/01/2009 to 12/31/2009.........  $ 7.75352    $ 9.22075         650
    01/01/2010 to 12/31/2010.........  $ 9.22075    $ 9.64447         726
    01/01/2011 to 12/31/2011.........  $ 9.64447    $ 9.42208         461
    01/01/2012 to 12/31/2012.........  $ 9.42208    $10.16686         603
    01/01/2013 to 12/31/2013.........  $10.16686    $11.00210          70
    01/01/2014 to 12/31/2014.........  $11.00210    $11.30727          67

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08328    $10.27835         0
    01/01/2010 to 12/31/2010.........  $10.27835    $11.15124         0
    01/01/2011 to 12/31/2011.........  $11.15124    $10.94068         0
    01/01/2012 to 12/31/2012.........  $10.94068    $12.28196         0
    01/01/2013 to 12/31/2013.........  $12.28196    $16.33886         0
    01/01/2014 to 12/31/2014.........  $16.33886    $17.43768         0
 AST LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09144    $ 9.52391         0
    01/01/2008 to 12/31/2008.........  $ 9.52391    $ 5.43099         0
    01/01/2009 to 12/31/2009.........  $ 5.43099    $ 6.32182         0
    01/01/2010 to 12/31/2010.........  $ 6.32182    $ 6.97229         0
    01/01/2011 to 12/31/2011.........  $ 6.97229    $ 6.51125         0
    01/01/2012 to 12/31/2012.........  $ 6.51125    $ 7.41731         0
    01/01/2013 to 12/31/2013.........  $ 7.41731    $10.11079         0
    01/01/2014 to 12/31/2014.........  $10.11079    $11.20881         0
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.13240    $10.78492         0
    01/01/2008 to 12/31/2008.........  $10.78492    $ 5.92194         0
    01/01/2009 to 12/31/2009.........  $ 5.92194    $ 7.48936         0
    01/01/2010 to 12/31/2010.........  $ 7.48936    $ 8.74126         0
    01/01/2011 to 12/31/2011.........  $ 8.74126    $ 8.44207         0
    01/01/2012 to 12/31/2012.........  $ 8.44207    $ 9.23663         0
    01/01/2013 to 12/31/2013.........  $ 9.23663    $12.29826         0
    01/01/2014 to 12/31/2014.........  $12.29826    $13.25553         0
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.00635    $10.35915         0
    01/01/2008 to 12/31/2008.........  $10.35915    $ 7.74870         0
    01/01/2009 to 12/31/2009.........  $ 7.74870    $10.16533         0
    01/01/2010 to 12/31/2010.........  $10.16533    $11.23646         0
    01/01/2011 to 12/31/2011.........  $11.23646    $12.06584         0
    01/01/2012 to 12/31/2012.........  $12.06584    $12.45641         0
    01/01/2013 to 12/31/2013.........  $12.45641    $11.89736         0
    01/01/2014 to 12/31/2014.........  $11.89736    $12.33629         0
 AST MFS GLOBAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.15578    $10.39295         0
    01/01/2008 to 12/31/2008.........  $10.39295    $ 6.68620         0
    01/01/2009 to 12/31/2009.........  $ 6.68620    $ 8.56961         0
    01/01/2010 to 12/31/2010.........  $ 8.56961    $ 9.35837         0
    01/01/2011 to 12/31/2011.........  $ 9.35837    $ 8.83555         0
    01/01/2012 to 12/31/2012.........  $ 8.83555    $10.59828         0
    01/01/2013 to 12/31/2013.........  $10.59828    $13.18388         0
    01/01/2014 to 12/31/2014.........  $13.18388    $13.31577         0
 AST MFS GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10789    $10.72423         0
    01/01/2008 to 12/31/2008.........  $10.72423    $ 6.65761         0
    01/01/2009 to 12/31/2009.........  $ 6.65761    $ 8.06565         0
    01/01/2010 to 12/31/2010.........  $ 8.06565    $ 8.86605         0
    01/01/2011 to 12/31/2011.........  $ 8.86605    $ 8.59016         0
    01/01/2012 to 12/31/2012.........  $ 8.59016    $ 9.80216         0
    01/01/2013 to 12/31/2013.........  $ 9.80216    $13.06031         0
    01/01/2014 to 12/31/2014.........  $13.06031    $13.83754         0
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99789    $10.16252         0
    01/01/2013 to 12/31/2013.........  $10.16252    $13.32229         0
    01/01/2014 to 12/31/2014.........  $13.32229    $14.31090         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07688    $ 9.71282         0
    01/01/2008 to 12/31/2008.........  $ 9.71282    $ 5.85728         0
    01/01/2009 to 12/31/2009.........  $ 5.85728    $ 7.92849         0
    01/01/2010 to 12/31/2010.........  $ 7.92849    $ 9.55176         0
    01/01/2011 to 12/31/2011.........  $ 9.55176    $ 8.98837         0
    01/01/2012 to 12/31/2012.........  $ 8.98837    $10.37269         0
    01/01/2013 to 12/31/2013.........  $10.37269    $13.38662         0
    01/01/2014 to 12/31/2014.........  $13.38662    $14.99997         0
 AST MONEY MARKET PORTFOLIO
    07/30/2007* to 12/31/2007........  $ 9.99921    $10.09109         0
    01/01/2008 to 12/31/2008.........  $10.09109    $10.08210         0
    01/01/2009 to 12/31/2009.........  $10.08210    $ 9.85048         0
    01/01/2010 to 12/31/2010.........  $ 9.85048    $ 9.60294         0
    01/01/2011 to 12/31/2011.........  $ 9.60294    $ 9.36167         0
    01/01/2012 to 12/31/2012.........  $ 9.36167    $ 9.12424         0
    01/01/2013 to 12/31/2013.........  $ 9.12424    $ 8.89264         0
    01/01/2014 to 12/31/2014.........  $ 8.89264    $ 8.66704         0
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10400    $ 9.98718         0
    01/01/2008 to 12/31/2008.........  $ 9.98718    $ 5.62030         0
    01/01/2009 to 12/31/2009.........  $ 5.62030    $ 7.70407         0
    01/01/2010 to 12/31/2010.........  $ 7.70407    $ 9.26841         0
    01/01/2011 to 12/31/2011.........  $ 9.26841    $ 8.80906         0
    01/01/2012 to 12/31/2012.........  $ 8.80906    $10.05553         0
    01/01/2013 to 12/31/2013.........  $10.05553    $13.91746         0
    01/01/2014 to 12/31/2014.........  $13.91746    $15.49733         0
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02780    $10.05503         0
    01/01/2012 to 12/31/2012.........  $10.05503    $10.27690         0
    01/01/2013 to 12/31/2013.........  $10.27690    $ 9.73223         0
    01/01/2014 to 12/31/2014.........  $ 9.73223    $ 9.97383         0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.15766    $10.46181         0
    01/01/2008 to 12/31/2008.........  $10.46181    $ 5.79311         0
    01/01/2009 to 12/31/2009.........  $ 5.79311    $ 7.32795         0
    01/01/2010 to 12/31/2010.........  $ 7.32795    $ 9.19018         0
    01/01/2011 to 12/31/2011.........  $ 9.19018    $ 9.10836         0
    01/01/2012 to 12/31/2012.........  $ 9.10836    $ 9.97591         0
    01/01/2013 to 12/31/2013.........  $ 9.97591    $12.89346         0
    01/01/2014 to 12/31/2014.........  $12.89346    $13.56384         0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.05069    $11.19564         0
    01/01/2008 to 12/31/2008.........  $11.19564    $ 6.26974         0
    01/01/2009 to 12/31/2009.........  $ 6.26974    $ 7.48941         0
    01/01/2010 to 12/31/2010.........  $ 7.48941    $ 8.77895         0
    01/01/2011 to 04/29/2011.........  $ 8.77895    $ 9.81794         0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99789    $10.26051         0
    01/01/2013 to 12/31/2013.........  $10.26051    $11.89159         0
    01/01/2014 to 12/31/2014.........  $11.89159    $12.18539         0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10064    $ 5.55104         0
    01/01/2009 to 12/31/2009.........  $ 5.55104    $ 9.00883         0
    01/01/2010 to 12/31/2010.........  $ 9.00883    $10.73579         0
    01/01/2011 to 12/31/2011.........  $10.73579    $ 8.34239         0
    01/01/2012 to 12/31/2012.........  $ 8.34239    $ 9.58798         0
    01/01/2013 to 12/31/2013.........  $ 9.58798    $ 9.36551         0
    01/01/2014 to 12/31/2014.........  $ 9.36551    $ 8.70029         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $ 9.99789    $10.30463            0
    01/01/2008 to 12/31/2008.........  $10.30463    $10.15536            0
    01/01/2009 to 12/31/2009.........  $10.15536    $10.91006            0
    01/01/2010 to 12/31/2010.........  $10.91006    $11.04777            0
    01/01/2011 to 12/31/2011.........  $11.04777    $11.00994            0
    01/01/2012 to 12/31/2012.........  $11.00994    $11.23377            0
    01/01/2013 to 12/31/2013.........  $11.23377    $10.71052            0
    01/01/2014 to 12/31/2014.........  $10.71052    $10.42859            0
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $ 9.98926    $10.56409            0
    01/01/2008 to 12/31/2008.........  $10.56409    $10.06363            0
    01/01/2009 to 12/31/2009.........  $10.06363    $11.42925            0
    01/01/2010 to 12/31/2010.........  $11.42925    $11.99896            0
    01/01/2011 to 12/31/2011.........  $11.99896    $12.06665            0
    01/01/2012 to 12/31/2012.........  $12.06665    $12.85609            0
    01/01/2013 to 12/31/2013.........  $12.85609    $12.29957            0
    01/01/2014 to 12/31/2014.........  $12.29957    $12.49467            0
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.05165    $10.45394            0
    01/01/2008 to 12/31/2008.........  $10.45394    $ 8.20349       18,557
    01/01/2009 to 12/31/2009.........  $ 8.20349    $ 9.59729       18,553
    01/01/2010 to 12/31/2010.........  $ 9.59729    $10.34265        7,533
    01/01/2011 to 12/31/2011.........  $10.34265    $10.18102        7,533
    01/01/2012 to 12/31/2012.........  $10.18102    $10.95161        7,533
    01/01/2013 to 12/31/2013.........  $10.95161    $11.65694        6,211
    01/01/2014 to 12/31/2014.........  $11.65694    $12.01717        4,238
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01781    $10.05492            0
    01/01/2012 to 12/31/2012.........  $10.05492    $10.49594            0
    01/01/2013 to 12/31/2013.........  $10.49594    $ 9.99293            0
    01/01/2014 to 12/31/2014.........  $ 9.99293    $10.32955            0
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12379    $10.52401       38,135
    01/01/2008 to 12/31/2008.........  $10.52401    $ 6.08124        4,497
    01/01/2009 to 12/31/2009.........  $ 6.08124    $ 7.46648        5,360
    01/01/2010 to 12/31/2010.........  $ 7.46648    $ 8.66116        5,490
    01/01/2011 to 12/31/2011.........  $ 8.66116    $ 7.91704        3,334
    01/01/2012 to 12/31/2012.........  $ 7.91704    $ 8.71273        3,538
    01/01/2013 to 12/31/2013.........  $ 8.71273    $ 9.93738        3,573
    01/01/2014 to 12/31/2014.........  $ 9.93738    $10.57593        3,750
 AST QMA US EQUITY ALPHA PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08258    $ 9.71137            0
    01/01/2008 to 12/31/2008.........  $ 9.71137    $ 5.80030            0
    01/01/2009 to 12/31/2009.........  $ 5.80030    $ 6.88671            0
    01/01/2010 to 12/31/2010.........  $ 6.88671    $ 7.72214            0
    01/01/2011 to 12/31/2011.........  $ 7.72214    $ 7.78670            0
    01/01/2012 to 12/31/2012.........  $ 7.78670    $ 9.01577            0
    01/01/2013 to 12/31/2013.........  $ 9.01577    $11.63651            0
    01/01/2014 to 12/31/2014.........  $11.63651    $13.29341            0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99789    $ 8.84588            0
    01/01/2012 to 12/31/2012.........  $ 8.84588    $ 9.75538            0
    01/01/2013 to 12/31/2013.........  $ 9.75538    $11.63748            0
    01/01/2014 to 12/31/2014.........  $11.63748    $12.07949            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST RCM WORLD TRENDS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08085    $ 7.30215           0
    01/01/2009 to 12/31/2009.........  $ 7.30215    $ 8.78141           0
    01/01/2010 to 12/31/2010.........  $ 8.78141    $ 9.57869           0
    01/01/2011 to 12/31/2011.........  $ 9.57869    $ 9.16630           0
    01/01/2012 to 12/31/2012.........  $ 9.16630    $ 9.85181           0
    01/01/2013 to 12/31/2013.........  $ 9.85181    $10.79619           0
    01/01/2014 to 12/31/2014.........  $10.79619    $11.06303           0
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09903    $ 6.65709           0
    01/01/2009 to 12/31/2009.........  $ 6.65709    $ 8.23030           0
    01/01/2010 to 12/31/2010.........  $ 8.23030    $ 9.17207           0
    01/01/2011 to 12/31/2011.........  $ 9.17207    $ 8.72607           0
    01/01/2012 to 12/31/2012.........  $ 8.72607    $ 9.85662           0
    01/01/2013 to 12/31/2013.........  $ 9.85662    $11.34139           0
    01/01/2014 to 12/31/2014.........  $11.34139    $11.65401           0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08133    $10.37829           0
    01/01/2008 to 12/31/2008.........  $10.37829    $ 7.06107       3,778
    01/01/2009 to 12/31/2009.........  $ 7.06107    $ 8.76842       3,778
    01/01/2010 to 12/31/2010.........  $ 8.76842    $ 9.55550       3,778
    01/01/2011 to 12/31/2011.........  $ 9.55550    $ 8.99858       3,778
    01/01/2012 to 12/31/2012.........  $ 8.99858    $ 9.74652       3,778
    01/01/2013 to 12/31/2013.........  $ 9.74652    $10.86715       3,115
    01/01/2014 to 12/31/2014.........  $10.86715    $10.91290       2,126
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09451    $10.17544           0
    01/01/2008 to 12/31/2008.........  $10.17544    $ 5.54434           0
    01/01/2009 to 12/31/2009.........  $ 5.54434    $ 7.16865           0
    01/01/2010 to 12/31/2010.........  $ 7.16865    $ 9.26082           0
    01/01/2011 to 12/31/2011.........  $ 9.26082    $ 7.84260           0
    01/01/2012 to 12/31/2012.........  $ 7.84260    $ 9.17757           0
    01/01/2013 to 12/31/2013.........  $ 9.17757    $12.59524           0
    01/01/2014 to 12/31/2014.........  $12.59524    $12.88207           0
 AST SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09599    $ 9.83301           0
    01/01/2008 to 12/31/2008.........  $ 9.83301    $ 6.22934           0
    01/01/2009 to 12/31/2009.........  $ 6.22934    $ 8.12977           0
    01/01/2010 to 12/31/2010.........  $ 8.12977    $10.80926           0
    01/01/2011 to 12/31/2011.........  $10.80926    $10.43218           0
    01/01/2012 to 12/31/2012.........  $10.43218    $11.40492           0
    01/01/2013 to 12/31/2013.........  $11.40492    $15.02541           0
    01/01/2014 to 12/31/2014.........  $15.02541    $15.20324           0
 AST SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09212    $ 9.41791           0
    01/01/2008 to 12/31/2008.........  $ 9.41791    $ 6.45116           0
    01/01/2009 to 12/31/2009.........  $ 6.45116    $ 7.98505           0
    01/01/2010 to 12/31/2010.........  $ 7.98505    $ 9.80538           0
    01/01/2011 to 12/31/2011.........  $ 9.80538    $ 8.98574           0
    01/01/2012 to 12/31/2012.........  $ 8.98574    $10.34769           0
    01/01/2013 to 12/31/2013.........  $10.34769    $13.85714           0
    01/01/2014 to 12/31/2014.........  $13.85714    $14.21692           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.06912    $10.16409       11,961
    01/01/2008 to 12/31/2008.........  $10.16409    $ 7.33608        5,056
    01/01/2009 to 12/31/2009.........  $ 7.33608    $ 8.87583        6,023
    01/01/2010 to 12/31/2010.........  $ 8.87583    $ 9.64852        6,415
    01/01/2011 to 12/31/2011.........  $ 9.64852    $ 9.59058        4,917
    01/01/2012 to 12/31/2012.........  $ 9.59058    $10.60834        3,809
    01/01/2013 to 12/31/2013.........  $10.60834    $12.07960        3,671
    01/01/2014 to 12/31/2014.........  $12.07960    $12.46526        1,475
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09022    $ 9.44934            0
    01/01/2008 to 12/31/2008.........  $ 9.44934    $ 5.35196            0
    01/01/2009 to 12/31/2009.........  $ 5.35196    $ 6.45731            0
    01/01/2010 to 12/31/2010.........  $ 6.45731    $ 7.12699            0
    01/01/2011 to 12/31/2011.........  $ 7.12699    $ 6.83253            0
    01/01/2012 to 12/31/2012.........  $ 6.83253    $ 7.80758            0
    01/01/2013 to 12/31/2013.........  $ 7.80758    $ 9.86838            0
    01/01/2014 to 12/31/2014.........  $ 9.86838    $10.33616            0
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.14469    $10.03905            0
    01/01/2008 to 12/31/2008.........  $10.03905    $ 5.81488            0
    01/01/2009 to 12/31/2009.........  $ 5.81488    $ 8.69213            0
    01/01/2010 to 12/31/2010.........  $ 8.69213    $ 9.81104            0
    01/01/2011 to 12/31/2011.........  $ 9.81104    $ 9.40034            0
    01/01/2012 to 12/31/2012.........  $ 9.40034    $10.77223            0
    01/01/2013 to 12/31/2013.........  $10.77223    $15.12126            0
    01/01/2014 to 12/31/2014.........  $15.12126    $15.96731            0
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.17966    $11.59581            0
    01/01/2008 to 12/31/2008.........  $11.59581    $ 5.65222            0
    01/01/2009 to 12/31/2009.........  $ 5.65222    $ 8.22729            0
    01/01/2010 to 12/31/2010.........  $ 8.22729    $ 9.65868            0
    01/01/2011 to 12/31/2011.........  $ 9.65868    $ 8.00950            0
    01/01/2012 to 12/31/2012.........  $ 8.00950    $ 8.08819            0
    01/01/2013 to 12/31/2013.........  $ 8.08819    $ 9.09544            0
    01/01/2014 to 12/31/2014.........  $ 9.09544    $ 8.12344            0
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.00631    $10.57015            0
    01/01/2008 to 12/31/2008.........  $10.57015    $10.05138            0
    01/01/2009 to 12/31/2009.........  $10.05138    $10.98318            0
    01/01/2010 to 12/31/2010.........  $10.98318    $11.31927            0
    01/01/2011 to 12/31/2011.........  $11.31927    $11.48749            0
    01/01/2012 to 12/31/2012.........  $11.48749    $11.78046            0
    01/01/2013 to 12/31/2013.........  $11.78046    $11.05048            0
    01/01/2014 to 12/31/2014.........  $11.05048    $10.82994            0
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12947    $10.31882            0
    01/01/2008 to 12/31/2008.........  $10.31882    $ 5.80007            0
    01/01/2009 to 12/31/2009.........  $ 5.80007    $ 7.26009            0
    01/01/2010 to 12/31/2010.........  $ 7.26009    $ 8.11152            0
    01/01/2011 to 12/31/2011.........  $ 8.11152    $ 7.63276            0
    01/01/2012 to 12/31/2012.........  $ 7.63276    $ 8.25763            0
    01/01/2013 to 12/31/2013.........  $ 8.25763    $ 9.69828            0
    01/01/2014 to 12/31/2014.........  $ 9.69828    $ 9.97243            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99789    $ 9.96843         0
    01/01/2008 to 12/31/2008.........  $ 9.96843    $ 9.20941         0
    01/01/2009 to 12/31/2009.........  $ 9.20941    $10.01959         0
    01/01/2010 to 12/31/2010.........  $10.01959    $10.52691         0
    01/01/2011 to 12/31/2011.........  $10.52691    $10.87844         0
    01/01/2012 to 12/31/2012.........  $10.87844    $11.43446         0
    01/01/2013 to 12/31/2013.........  $11.43446    $10.97790         0
    01/01/2014 to 12/31/2014.........  $10.97790    $11.46935         0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07786    $ 6.60260         0
    01/01/2009 to 12/31/2009.........  $ 6.60260    $ 8.36970         0
    01/01/2010 to 12/31/2010.........  $ 8.36970    $ 8.99274         0
    01/01/2011 to 12/31/2011.........  $ 8.99274    $ 8.61832         0
    01/01/2012 to 09/21/2012.........  $ 8.61832    $ 9.59193         0
 PROFUND VP CONSUMER GOODS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08874    $ 7.62468         0
    01/01/2009 to 12/31/2009.........  $ 7.62468    $ 9.03385         0
    01/01/2010 to 12/31/2010.........  $ 9.03385    $10.33339         0
    01/01/2011 to 12/31/2011.........  $10.33339    $10.77120         0
    01/01/2012 to 12/31/2012.........  $10.77120    $11.63714         0
    01/01/2013 to 12/31/2013.........  $11.63714    $14.56892         0
    01/01/2014 to 12/31/2014.........  $14.56892    $15.65141         0
 PROFUND VP CONSUMER SERVICES
    05/01/2008* to 12/31/2008........  $10.26776    $ 6.99939         0
    01/01/2009 to 12/31/2009.........  $ 6.99939    $ 8.92319         0
    01/01/2010 to 12/31/2010.........  $ 8.92319    $10.55705         0
    01/01/2011 to 12/31/2011.........  $10.55705    $10.85541         0
    01/01/2012 to 12/31/2012.........  $10.85541    $12.91743         0
    01/01/2013 to 12/31/2013.........  $12.91743    $17.60918         0
    01/01/2014 to 12/31/2014.........  $17.60918    $19.30086         0
 PROFUND VP FINANCIALS
    05/01/2008* to 12/31/2008........  $10.38545    $ 5.23965         0
    01/01/2009 to 12/31/2009.........  $ 5.23965    $ 5.87306         0
    01/01/2010 to 12/31/2010.........  $ 5.87306    $ 6.34967         0
    01/01/2011 to 12/31/2011.........  $ 6.34967    $ 5.33272         0
    01/01/2012 to 12/31/2012.........  $ 5.33272    $ 6.48240         0
    01/01/2013 to 12/31/2013.........  $ 6.48240    $ 8.34465         0
    01/01/2014 to 12/31/2014.........  $ 8.34465    $ 9.18340         0
 PROFUND VP HEALTH CARE
    05/01/2008* to 12/31/2008........  $10.15167    $ 8.28531         0
    01/01/2009 to 12/31/2009.........  $ 8.28531    $ 9.65422         0
    01/01/2010 to 12/31/2010.........  $ 9.65422    $ 9.67681         0
    01/01/2011 to 12/31/2011.........  $ 9.67681    $10.38548         0
    01/01/2012 to 12/31/2012.........  $10.38548    $11.88305         0
    01/01/2013 to 12/31/2013.........  $11.88305    $16.18630         0
    01/01/2014 to 12/31/2014.........  $16.18630    $19.51436         0
 PROFUND VP INDUSTRIALS
    05/01/2008* to 12/31/2008........  $10.16518    $ 6.05949         0
    01/01/2009 to 12/31/2009.........  $ 6.05949    $ 7.32890         0
    01/01/2010 to 12/31/2010.........  $ 7.32890    $ 8.83949         0
    01/01/2011 to 12/31/2011.........  $ 8.83949    $ 8.46167         0
    01/01/2012 to 12/31/2012.........  $ 8.46167    $ 9.54949         0
    01/01/2013 to 12/31/2013.........  $ 9.54949    $12.86161         0
    01/01/2014 to 12/31/2014.........  $12.86161    $13.23424         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP LARGE-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.11041    $ 6.67542         0
    01/01/2009 to 12/31/2009.........  $ 6.67542    $ 8.44055         0
    01/01/2010 to 12/31/2010.........  $ 8.44055    $ 9.31111         0
    01/01/2011 to 12/31/2011.........  $ 9.31111    $ 9.35927         0
    01/01/2012 to 12/31/2012.........  $ 9.35927    $10.28135         0
    01/01/2013 to 12/31/2013.........  $10.28135    $13.09329         0
    01/01/2014 to 12/31/2014.........  $13.09329    $14.41072         0
 PROFUND VP LARGE-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.24119    $ 6.23330         0
    01/01/2009 to 12/31/2009.........  $ 6.23330    $ 7.25766         0
    01/01/2010 to 12/31/2010.........  $ 7.25766    $ 7.98567         0
    01/01/2011 to 12/31/2011.........  $ 7.98567    $ 7.68373         0
    01/01/2012 to 12/31/2012.........  $ 7.68373    $ 8.64319         0
    01/01/2013 to 12/31/2013.........  $ 8.64319    $10.94204         0
    01/01/2014 to 12/31/2014.........  $10.94204    $11.78138         0
 PROFUND VP MID-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.07219    $ 6.16173         0
    01/01/2009 to 12/31/2009.........  $ 6.16173    $ 8.30642         0
    01/01/2010 to 12/31/2010.........  $ 8.30642    $10.39633         0
    01/01/2011 to 12/31/2011.........  $10.39633    $ 9.83971         0
    01/01/2012 to 12/31/2012.........  $ 9.83971    $11.06450         0
    01/01/2013 to 12/31/2013.........  $11.06450    $14.07563         0
    01/01/2014 to 12/31/2014.........  $14.07563    $14.52662         0
 PROFUND VP MID-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.18816    $ 6.42455         0
    01/01/2009 to 12/31/2009.........  $ 6.42455    $ 8.19452         0
    01/01/2010 to 12/31/2010.........  $ 8.19452    $ 9.62003         0
    01/01/2011 to 12/31/2011.........  $ 9.62003    $ 9.00832         0
    01/01/2012 to 12/31/2012.........  $ 9.00832    $10.23356         0
    01/01/2013 to 12/31/2013.........  $10.23356    $13.18157         0
    01/01/2014 to 12/31/2014.........  $13.18157    $14.15555         0
 PROFUND VP REAL ESTATE
    05/01/2008* to 12/31/2008........  $10.25866    $ 5.48416         0
    01/01/2009 to 12/31/2009.........  $ 5.48416    $ 6.83599         0
    01/01/2010 to 12/31/2010.........  $ 6.83599    $ 8.30781         0
    01/01/2011 to 12/31/2011.........  $ 8.30781    $ 8.48200         0
    01/01/2012 to 12/31/2012.........  $ 8.48200    $ 9.68587         0
    01/01/2013 to 12/31/2013.........  $ 9.68587    $ 9.44872         0
    01/01/2014 to 12/31/2014.........  $ 9.44872    $11.51282         0
 PROFUND VP SMALL-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.11331    $ 6.76794         0
    01/01/2009 to 12/31/2009.........  $ 6.76794    $ 8.32229         0
    01/01/2010 to 12/31/2010.........  $ 8.32229    $10.19781         0
    01/01/2011 to 12/31/2011.........  $10.19781    $10.06674         0
    01/01/2012 to 12/31/2012.........  $10.06674    $11.03528         0
    01/01/2013 to 12/31/2013.........  $11.03528    $15.10331         0
    01/01/2014 to 12/31/2014.........  $15.10331    $15.03977         0
 PROFUND VP SMALL-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.22831    $ 7.13504         0
    01/01/2009 to 12/31/2009.........  $ 7.13504    $ 8.37265         0
    01/01/2010 to 12/31/2010.........  $ 8.37265    $ 9.96399         0
    01/01/2011 to 12/31/2011.........  $ 9.96399    $ 9.31308         0
    01/01/2012 to 12/31/2012.........  $ 9.31308    $10.54275         0
    01/01/2013 to 12/31/2013.........  $10.54275    $14.14661         0
    01/01/2014 to 12/31/2014.........  $14.14661    $14.58919         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP TELECOMMUNICATIONS
    05/01/2008* to 12/31/2008........  $10.27788    $ 7.22411         0
    01/01/2009 to 12/31/2009.........  $ 7.22411    $ 7.55616         0
    01/01/2010 to 12/31/2010.........  $ 7.55616    $ 8.51970         0
    01/01/2011 to 12/31/2011.........  $ 8.51970    $ 8.45907         0
    01/01/2012 to 12/31/2012.........  $ 8.45907    $ 9.60567         0
    01/01/2013 to 12/31/2013.........  $ 9.60567    $10.49181         0
    01/01/2014 to 12/31/2014.........  $10.49181    $10.28345         0
 PROFUND VP UTILITIES
    05/01/2008* to 12/31/2008........  $10.09834    $ 7.17113         0
    01/01/2009 to 12/31/2009.........  $ 7.17113    $ 7.73945         0
    01/01/2010 to 12/31/2010.........  $ 7.73945    $ 7.99200         0
    01/01/2011 to 12/31/2011.........  $ 7.99200    $ 9.15354         0
    01/01/2012 to 12/31/2012.........  $ 9.15354    $ 8.93322         0
    01/01/2013 to 12/31/2013.........  $ 8.93322    $ 9.86556         0
    01/01/2014 to 12/31/2014.........  $ 9.86556    $12.10413         0

* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09360    $10.46353           0
    01/01/2008 to 12/31/2008.........  $10.46353    $ 7.06233           0
    01/01/2009 to 12/31/2009.........  $ 7.06233    $ 8.69541           0
    01/01/2010 to 12/31/2010.........  $ 8.69541    $ 9.63917           0
    01/01/2011 to 12/31/2011.........  $ 9.63917    $ 9.29000           0
    01/01/2012 to 12/31/2012.........  $ 9.29000    $10.35371           0
    01/01/2013 to 12/31/2013.........  $10.35371    $11.27353           0
    01/01/2014 to 12/31/2014.........  $11.27353    $11.58790           0
 AST ADVANCED STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.11525    $10.51454           0
    01/01/2008 to 12/31/2008.........  $10.51454    $ 7.30766           0
    01/01/2009 to 12/31/2009.........  $ 7.30766    $ 9.13083           0
    01/01/2010 to 12/31/2010.........  $ 9.13083    $10.27926           0
    01/01/2011 to 12/31/2011.........  $10.27926    $10.18886           0
    01/01/2012 to 12/31/2012.........  $10.18886    $11.46461           0
    01/01/2013 to 12/31/2013.........  $11.46461    $13.23021           0
    01/01/2014 to 12/31/2014.........  $13.23021    $13.89916           0
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.06667    $ 9.58676           0
    01/01/2008 to 12/31/2008.........  $ 9.58676    $ 6.19386           0
    01/01/2009 to 12/31/2009.........  $ 6.19386    $ 7.22248           0
    01/01/2010 to 12/31/2010.........  $ 7.22248    $ 8.14096           0
    01/01/2011 to 12/31/2011.........  $ 8.14096    $ 8.34817           0
    01/01/2012 to 05/04/2012.........  $ 8.34817    $ 9.09165           0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07738    $10.47416           0
    01/01/2008 to 12/31/2008.........  $10.47416    $ 7.39401           0
    01/01/2009 to 12/31/2009.........  $ 7.39401    $ 9.02623           0
    01/01/2010 to 12/31/2010.........  $ 9.02623    $10.03717           0
    01/01/2011 to 12/31/2011.........  $10.03717    $ 9.81707           0
    01/01/2012 to 12/31/2012.........  $ 9.81707    $10.93220       2,014
    01/01/2013 to 12/31/2013.........  $10.93220    $12.73391       1,967
    01/01/2014 to 12/31/2014.........  $12.73391    $13.42992       1,918
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99918    $ 9.20818           0
    01/01/2012 to 12/31/2012.........  $ 9.20818    $10.20139           0
    01/01/2013 to 12/31/2013.........  $10.20139    $11.19641           0
    01/01/2014 to 12/31/2014.........  $11.19641    $11.62806           0
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99918    $10.54811           0
    01/01/2014 to 12/31/2014.........  $10.54811    $10.81717           0
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14595    $10.30942           0
    01/01/2010 to 12/31/2010.........  $10.30942    $11.60801           0
    01/01/2011 to 12/31/2011.........  $11.60801    $10.81822           0
    01/01/2012 to 12/31/2012.........  $10.81822    $12.12833           0
    01/01/2013 to 12/31/2013.........  $12.12833    $15.78220           0
    01/01/2014 to 12/31/2014.........  $15.78220    $17.22980           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.11673    $10.44905         0
    01/01/2008 to 12/31/2008.........  $10.44905    $ 6.73091         0
    01/01/2009 to 12/31/2009.........  $ 6.73091    $ 8.35219         0
    01/01/2010 to 12/31/2010.........  $ 8.35219    $ 9.37535         0
    01/01/2011 to 12/31/2011.........  $ 9.37535    $ 9.05722         0
    01/01/2012 to 12/31/2012.........  $ 9.05722    $10.19799         0
    01/01/2013 to 12/31/2013.........  $10.19799    $12.38687         0
    01/01/2014 to 12/31/2014.........  $12.38687    $13.12196         0
 AST COHEN & STEERS REALTY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10647    $ 9.39461         0
    01/01/2008 to 12/31/2008.........  $ 9.39461    $ 6.04131         0
    01/01/2009 to 12/31/2009.........  $ 6.04131    $ 7.89121         0
    01/01/2010 to 12/31/2010.........  $ 7.89121    $10.05465         0
    01/01/2011 to 12/31/2011.........  $10.05465    $10.61116         0
    01/01/2012 to 12/31/2012.........  $10.61116    $12.11837         0
    01/01/2013 to 12/31/2013.........  $12.11837    $12.37411         0
    01/01/2014 to 12/31/2014.........  $12.37411    $16.03873         0
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12790    $ 8.86015         0
    01/01/2008 to 07/18/2008.........  $ 8.86015    $ 8.14771         0
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99918    $ 9.73355         0
    01/01/2014 to 12/31/2014.........  $ 9.73355    $10.12873         0
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08943    $10.45816         0
    01/01/2008 to 12/31/2008.........  $10.45816    $ 6.78372         0
    01/01/2009 to 12/31/2009.........  $ 6.78372    $ 8.31836         0
    01/01/2010 to 12/31/2010.........  $ 8.31836    $ 9.41877         0
    01/01/2011 to 12/31/2011.........  $ 9.41877    $ 9.18514         0
    01/01/2012 to 12/31/2012.........  $ 9.18514    $10.06114         0
    01/01/2013 to 12/31/2013.........  $10.06114    $11.43184         0
    01/01/2014 to 12/31/2014.........  $11.43184    $11.67528         0
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10379    $ 7.54057         0
    01/01/2009 to 12/31/2009.........  $ 7.54057    $ 9.05088         0
    01/01/2010 to 12/31/2010.........  $ 9.05088    $10.15499         0
    01/01/2011 to 12/31/2011.........  $10.15499    $ 9.80583         0
    01/01/2012 to 12/31/2012.........  $ 9.80583    $11.03225         0
    01/01/2013 to 12/31/2013.........  $11.03225    $13.02268         0
    01/01/2014 to 12/31/2014.........  $13.02268    $13.63091         0
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99918    $ 7.49592         0
    01/01/2009 to 11/13/2009.........  $ 7.49592    $ 8.43263         0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99918    $10.79688         0
    01/01/2013 to 12/31/2013.........  $10.79688    $13.30587         0
    01/01/2014 to 12/31/2014.........  $13.30587    $13.59264         0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99918    $10.86587         0
    01/01/2014 to 12/31/2014.........  $10.86587    $11.03348         0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17586    $ 6.13222         0
    01/01/2009 to 12/31/2009.........  $ 6.13222    $ 8.20258         0
    01/01/2010 to 12/31/2010.........  $ 8.20258    $ 9.76157         0
    01/01/2011 to 12/31/2011.........  $ 9.76157    $ 9.17783         0
    01/01/2012 to 12/31/2012.........  $ 9.17783    $11.52239         0
    01/01/2013 to 12/31/2013.........  $11.52239    $11.90417         0
    01/01/2014 to 12/31/2014.........  $11.90417    $13.42714         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.13467    $10.44070          0
    01/01/2008 to 12/31/2008.........  $10.44070    $ 6.17458          0
    01/01/2009 to 12/31/2009.........  $ 6.17458    $ 9.13337          0
    01/01/2010 to 12/31/2010.........  $ 9.13337    $ 9.97310          0
    01/01/2011 to 12/31/2011.........  $ 9.97310    $ 9.48356          0
    01/01/2012 to 12/31/2012.........  $ 9.48356    $11.24526          0
    01/01/2013 to 12/31/2013.........  $11.24526    $14.44479          0
    01/01/2014 to 02/07/2014.........  $14.44479    $14.22031          0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07418    $10.23671          0
    01/01/2008 to 12/31/2008.........  $10.23671    $ 6.01128          0
    01/01/2009 to 12/31/2009.........  $ 6.01128    $ 7.09375          0
    01/01/2010 to 12/31/2010.........  $ 7.09375    $ 7.92848          0
    01/01/2011 to 12/31/2011.........  $ 7.92848    $ 7.41671          0
    01/01/2012 to 12/31/2012.........  $ 7.41671    $ 8.78731          0
    01/01/2013 to 12/31/2013.........  $ 8.78731    $11.61844          0
    01/01/2014 to 12/31/2014.........  $11.61844    $13.01384          0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12463    $10.45690          0
    01/01/2008 to 12/31/2008.........  $10.45690    $ 6.12993          0
    01/01/2009 to 12/31/2009.........  $ 6.12993    $ 9.53431          0
    01/01/2010 to 12/31/2010.........  $ 9.53431    $11.31119          0
    01/01/2011 to 12/31/2011.........  $11.31119    $10.86569          0
    01/01/2012 to 12/31/2012.........  $10.86569    $12.86796          0
    01/01/2013 to 12/31/2013.........  $12.86796    $16.84165          0
    01/01/2014 to 12/31/2014.........  $16.84165    $18.59680          0
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08946    $ 7.64996          0
    01/01/2009 to 12/31/2009.........  $ 7.64996    $ 9.34522          0
    01/01/2010 to 12/31/2010.........  $ 9.34522    $10.32576          0
    01/01/2011 to 12/31/2011.........  $10.32576    $10.17163          0
    01/01/2012 to 12/31/2012.........  $10.17163    $11.09083          0
    01/01/2013 to 12/31/2013.........  $11.09083    $12.05929          0
    01/01/2014 to 12/31/2014.........  $12.05929    $12.42224          0
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03407    $ 7.66278          0
    01/01/2009 to 12/31/2009.........  $ 7.66278    $ 9.62363          0
    01/01/2010 to 12/31/2010.........  $ 9.62363    $12.07850          0
    01/01/2011 to 12/31/2011.........  $12.07850    $12.11458          0
    01/01/2012 to 12/31/2012.........  $12.11458    $13.87633          0
    01/01/2013 to 12/31/2013.........  $13.87633    $19.07123          0
    01/01/2014 to 12/31/2014.........  $19.07123    $20.24132          0
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07843    $ 9.84245          0
    01/01/2008 to 12/31/2008.........  $ 9.84245    $ 6.11002          0
    01/01/2009 to 12/31/2009.........  $ 6.11002    $ 7.15406          0
    01/01/2010 to 12/31/2010.........  $ 7.15406    $ 7.96436          0
    01/01/2011 to 12/31/2011.........  $ 7.96436    $ 7.84674          0
    01/01/2012 to 12/31/2012.........  $ 7.84674    $ 8.80999          0
    01/01/2013 to 12/31/2013.........  $ 8.80999    $11.74320          0
    01/01/2014 to 12/31/2014.........  $11.74320    $11.80789          0
 AST HIGH YIELD PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.01148    $10.55596          0
    01/01/2008 to 12/31/2008.........  $10.55596    $ 7.78172          0
    01/01/2009 to 12/31/2009.........  $ 7.78172    $10.44365          0
    01/01/2010 to 12/31/2010.........  $10.44365    $11.73590          0
    01/01/2011 to 12/31/2011.........  $11.73590    $11.98834          0
    01/01/2012 to 12/31/2012.........  $11.98834    $13.51627        509
    01/01/2013 to 12/31/2013.........  $13.51627    $14.34312        490
    01/01/2014 to 12/31/2014.........  $14.34312    $14.56415        470

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INTERNATIONAL GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.24253    $11.10310         0
    01/01/2008 to 12/31/2008.........  $11.10310    $ 5.47103         0
    01/01/2009 to 12/31/2009.........  $ 5.47103    $ 7.32822         0
    01/01/2010 to 12/31/2010.........  $ 7.32822    $ 8.30739         0
    01/01/2011 to 12/31/2011.........  $ 8.30739    $ 7.16210         0
    01/01/2012 to 12/31/2012.........  $ 7.16210    $ 8.53521         0
    01/01/2013 to 12/31/2013.........  $ 8.53521    $10.06097         0
    01/01/2014 to 12/31/2014.........  $10.06097    $ 9.41093         0
 AST INTERNATIONAL VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.18930    $10.50364         0
    01/01/2008 to 12/31/2008.........  $10.50364    $ 5.82357         0
    01/01/2009 to 12/31/2009.........  $ 5.82357    $ 7.52432         0
    01/01/2010 to 12/31/2010.........  $ 7.52432    $ 8.27530         0
    01/01/2011 to 12/31/2011.........  $ 8.27530    $ 7.16520         0
    01/01/2012 to 12/31/2012.........  $ 7.16520    $ 8.27710         0
    01/01/2013 to 12/31/2013.........  $ 8.27710    $ 9.79035         0
    01/01/2014 to 12/31/2014.........  $ 9.79035    $ 9.04352         0
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11197    $ 7.17177         0
    01/01/2009 to 12/31/2009.........  $ 7.17177    $ 8.99415         0
    01/01/2010 to 12/31/2010.........  $ 8.99415    $10.13540         0
    01/01/2011 to 12/31/2011.........  $10.13540    $ 9.97792         0
    01/01/2012 to 12/31/2012.........  $ 9.97792    $11.22089         0
    01/01/2013 to 12/31/2013.........  $11.22089    $12.91843         0
    01/01/2014 to 12/31/2014.........  $12.91843    $13.60431         0
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.18270    $10.37393         0
    01/01/2008 to 12/31/2008.........  $10.37393    $ 6.02093         0
    01/01/2009 to 12/31/2009.........  $ 6.02093    $ 8.10028         0
    01/01/2010 to 12/31/2010.........  $ 8.10028    $ 8.59495         0
    01/01/2011 to 12/31/2011.........  $ 8.59495    $ 7.73126         0
    01/01/2012 to 12/31/2012.........  $ 7.73126    $ 9.33163         0
    01/01/2013 to 12/31/2013.........  $ 9.33163    $10.65831         0
    01/01/2014 to 12/31/2014.........  $10.65831    $ 9.88093         0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08369    $ 9.72186         0
    01/01/2008 to 12/31/2008.........  $ 9.72186    $ 7.92991         0
    01/01/2009 to 12/31/2009.........  $ 7.92991    $ 9.58003         0
    01/01/2010 to 12/31/2010.........  $ 9.58003    $10.17927         0
    01/01/2011 to 12/31/2011.........  $10.17927    $10.10188         0
    01/01/2012 to 12/31/2012.........  $10.10188    $11.07377         0
    01/01/2013 to 12/31/2013.........  $11.07377    $12.17359         0
    01/01/2014 to 12/31/2014.........  $12.17359    $12.70957         0
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08457    $10.29960         0
    01/01/2010 to 12/31/2010.........  $10.29960    $11.35152         0
    01/01/2011 to 12/31/2011.........  $11.35152    $11.31352         0
    01/01/2012 to 12/31/2012.........  $11.31352    $12.90238         0
    01/01/2013 to 12/31/2013.........  $12.90238    $17.43633         0
    01/01/2014 to 12/31/2014.........  $17.43633    $18.90413         0
 AST LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09273    $ 9.58859         0
    01/01/2008 to 12/31/2008.........  $ 9.58859    $ 5.55478         0
    01/01/2009 to 12/31/2009.........  $ 5.55478    $ 6.56849         0
    01/01/2010 to 12/31/2010.........  $ 6.56849    $ 7.35911         0
    01/01/2011 to 12/31/2011.........  $ 7.35911    $ 6.98136         0
    01/01/2012 to 12/31/2012.........  $ 6.98136    $ 8.07941         0
    01/01/2013 to 12/31/2013.........  $ 8.07941    $11.18795         0
    01/01/2014 to 12/31/2014.........  $11.18795    $12.59974         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.13369    $10.85812           0
    01/01/2008 to 12/31/2008.........  $10.85812    $ 6.05687           0
    01/01/2009 to 12/31/2009.........  $ 6.05687    $ 7.78148           0
    01/01/2010 to 12/31/2010.........  $ 7.78148    $ 9.22606           0
    01/01/2011 to 12/31/2011.........  $ 9.22606    $ 9.05121           0
    01/01/2012 to 12/31/2012.........  $ 9.05121    $10.06059       2,620
    01/01/2013 to 12/31/2013.........  $10.06059    $13.60762       2,525
    01/01/2014 to 12/31/2014.........  $13.60762    $14.89946       2,424
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.00764    $10.42944           0
    01/01/2008 to 12/31/2008.........  $10.42944    $ 7.92501           0
    01/01/2009 to 12/31/2009.........  $ 7.92501    $10.56148           0
    01/01/2010 to 12/31/2010.........  $10.56148    $11.85959           0
    01/01/2011 to 12/31/2011.........  $11.85959    $12.93633           0
    01/01/2012 to 12/31/2012.........  $12.93633    $13.56748         987
    01/01/2013 to 12/31/2013.........  $13.56748    $13.16425         951
    01/01/2014 to 12/31/2014.........  $13.16425    $13.86644         913
 AST MFS GLOBAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.15708    $10.46349           0
    01/01/2008 to 12/31/2008.........  $10.46349    $ 6.83847           0
    01/01/2009 to 12/31/2009.........  $ 6.83847    $ 8.90397           0
    01/01/2010 to 12/31/2010.........  $ 8.90397    $ 9.87764           0
    01/01/2011 to 12/31/2011.........  $ 9.87764    $ 9.47345           0
    01/01/2012 to 12/31/2012.........  $ 9.47345    $11.54417       1,235
    01/01/2013 to 12/31/2013.........  $11.54417    $14.58808       1,190
    01/01/2014 to 12/31/2014.........  $14.58808    $14.96782       1,142
 AST MFS GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10918    $10.79702           0
    01/01/2008 to 12/31/2008.........  $10.79702    $ 6.80925           0
    01/01/2009 to 12/31/2009.........  $ 6.80925    $ 8.38024           0
    01/01/2010 to 12/31/2010.........  $ 8.38024    $ 9.35785           0
    01/01/2011 to 12/31/2011.........  $ 9.35785    $ 9.21009           0
    01/01/2012 to 12/31/2012.........  $ 9.21009    $10.67659           0
    01/01/2013 to 12/31/2013.........  $10.67659    $14.45083           0
    01/01/2014 to 12/31/2014.........  $14.45083    $15.55383           0
 AST MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07817    $ 9.77879           0
    01/01/2008 to 12/31/2008.........  $ 9.77879    $ 5.99070           0
    01/01/2009 to 12/31/2009.........  $ 5.99070    $ 8.23780           0
    01/01/2010 to 12/31/2010.........  $ 8.23780    $10.08157           0
    01/01/2011 to 12/31/2011.........  $10.08157    $ 9.63721           0
    01/01/2012 to 12/31/2012.........  $ 9.63721    $11.29828           0
    01/01/2013 to 12/31/2013.........  $11.29828    $14.81231           0
    01/01/2014 to 12/31/2014.........  $14.81231    $16.86076           0
 AST MONEY MARKET PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.00050    $10.15956           0
    01/01/2008 to 12/31/2008.........  $10.15956    $10.31135           0
    01/01/2009 to 12/31/2009.........  $10.31135    $10.23406           0
    01/01/2010 to 12/31/2010.........  $10.23406    $10.13528           0
    01/01/2011 to 12/31/2011.........  $10.13528    $10.03704           0
    01/01/2012 to 12/31/2012.........  $10.03704    $ 9.93815           0
    01/01/2013 to 12/31/2013.........  $ 9.93815    $ 9.83960       4,403
    01/01/2014 to 12/31/2014.........  $ 9.83960    $ 9.74155       4,281

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10530    $10.05498          0
    01/01/2008 to 12/31/2008.........  $10.05498    $ 5.74837          0
    01/01/2009 to 12/31/2009.........  $ 5.74837    $ 8.00467          0
    01/01/2010 to 12/31/2010.........  $ 8.00467    $ 9.78262          0
    01/01/2011 to 12/31/2011.........  $ 9.78262    $ 9.44504          0
    01/01/2012 to 12/31/2012.........  $ 9.44504    $10.95306          0
    01/01/2013 to 12/31/2013.........  $10.95306    $15.39995          0
    01/01/2014 to 12/31/2014.........  $15.39995    $17.42000          0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.15896    $10.53280          0
    01/01/2008 to 12/31/2008.........  $10.53280    $ 5.92524          0
    01/01/2009 to 12/31/2009.........  $ 5.92524    $ 7.61412          0
    01/01/2010 to 12/31/2010.........  $ 7.61412    $ 9.70048          0
    01/01/2011 to 12/31/2011.........  $ 9.70048    $ 9.76638          0
    01/01/2012 to 12/31/2012.........  $ 9.76638    $10.86682        613
    01/01/2013 to 12/31/2013.........  $10.86682    $14.26766        591
    01/01/2014 to 12/31/2014.........  $14.26766    $15.24770        567
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.05198    $11.27163          0
    01/01/2008 to 12/31/2008.........  $11.27163    $ 6.41269          0
    01/01/2009 to 12/31/2009.........  $ 6.41269    $ 7.78174          0
    01/01/2010 to 12/31/2010.........  $ 7.78174    $ 9.26605          0
    01/01/2011 to 04/29/2011.........  $ 9.26605    $10.41590          0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99918    $10.37049          0
    01/01/2013 to 12/31/2013.........  $10.37049    $12.20975          0
    01/01/2014 to 12/31/2014.........  $12.20975    $12.70997          0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10192    $ 5.59093          0
    01/01/2009 to 12/31/2009.........  $ 5.59093    $ 9.21740          0
    01/01/2010 to 12/31/2010.........  $ 9.21740    $11.15837          0
    01/01/2011 to 12/31/2011.........  $11.15837    $ 8.80833          0
    01/01/2012 to 12/31/2012.........  $ 8.80833    $10.28460          0
    01/01/2013 to 12/31/2013.........  $10.28460    $10.20534          0
    01/01/2014 to 12/31/2014.........  $10.20534    $ 9.63101          0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $ 9.99918    $10.37452          0
    01/01/2008 to 12/31/2008.........  $10.37452    $10.38622          0
    01/01/2009 to 12/31/2009.........  $10.38622    $11.33515          0
    01/01/2010 to 12/31/2010.........  $11.33515    $11.66042          0
    01/01/2011 to 12/31/2011.........  $11.66042    $11.80444          0
    01/01/2012 to 12/31/2012.........  $11.80444    $12.23617        542
    01/01/2013 to 12/31/2013.........  $12.23617    $11.85149        522
    01/01/2014 to 12/31/2014.........  $11.85149    $11.72297        501
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $ 9.99055    $10.63572          0
    01/01/2008 to 12/31/2008.........  $10.63572    $10.29238          0
    01/01/2009 to 12/31/2009.........  $10.29238    $11.87444          0
    01/01/2010 to 12/31/2010.........  $11.87444    $12.66421          0
    01/01/2011 to 12/31/2011.........  $12.66421    $12.93721          0
    01/01/2012 to 12/31/2012.........  $12.93721    $14.00298        965
    01/01/2013 to 12/31/2013.........  $14.00298    $13.60948        930
    01/01/2014 to 12/31/2014.........  $13.60948    $14.04469        892

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.05295    $10.52485           0
    01/01/2008 to 12/31/2008.........  $10.52485    $ 8.39002           0
    01/01/2009 to 12/31/2009.........  $ 8.39002    $ 9.97136           0
    01/01/2010 to 12/31/2010.........  $ 9.97136    $10.91616           0
    01/01/2011 to 12/31/2011.........  $10.91616    $10.91559           0
    01/01/2012 to 12/31/2012.........  $10.91559    $11.92853           0
    01/01/2013 to 12/31/2013.........  $11.92853    $12.89825           0
    01/01/2014 to 12/31/2014.........  $12.89825    $13.50786           0
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12508    $10.59538           0
    01/01/2008 to 12/31/2008.........  $10.59538    $ 6.21978           0
    01/01/2009 to 12/31/2009.........  $ 6.21978    $ 7.75771           0
    01/01/2010 to 12/31/2010.........  $ 7.75771    $ 9.14160           0
    01/01/2011 to 12/31/2011.........  $ 9.14160    $ 8.48864           0
    01/01/2012 to 12/31/2012.........  $ 8.48864    $ 9.49030           0
    01/01/2013 to 12/31/2013.........  $ 9.49030    $10.99595           0
    01/01/2014 to 12/31/2014.........  $10.99595    $11.88827           0
 AST QMA US EQUITY ALPHA PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08387    $ 9.77734           0
    01/01/2008 to 12/31/2008.........  $ 9.77734    $ 5.93256           0
    01/01/2009 to 12/31/2009.........  $ 5.93256    $ 7.15556           0
    01/01/2010 to 12/31/2010.........  $ 7.15556    $ 8.15084           0
    01/01/2011 to 12/31/2011.........  $ 8.15084    $ 8.34914           0
    01/01/2012 to 12/31/2012.........  $ 8.34914    $ 9.82079       1,356
    01/01/2013 to 12/31/2013.........  $ 9.82079    $12.87657       1,306
    01/01/2014 to 12/31/2014.........  $12.87657    $14.94345       1,254
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99918    $ 8.93982           0
    01/01/2012 to 12/31/2012.........  $ 8.93982    $10.01581           0
    01/01/2013 to 12/31/2013.........  $10.01581    $12.13764           0
    01/01/2014 to 12/31/2014.........  $12.13764    $12.79853           0
 AST RCM WORLD TRENDS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08128    $ 7.37967           0
    01/01/2009 to 12/31/2009.........  $ 7.37967    $ 9.01533           0
    01/01/2010 to 12/31/2010.........  $ 9.01533    $ 9.98978           0
    01/01/2011 to 12/31/2011.........  $ 9.98978    $ 9.71116           0
    01/01/2012 to 12/31/2012.........  $ 9.71116    $10.60349           0
    01/01/2013 to 12/31/2013.........  $10.60349    $11.80430           0
    01/01/2014 to 12/31/2014.........  $11.80430    $12.28796           0
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09946    $ 6.72781           0
    01/01/2009 to 12/31/2009.........  $ 6.72781    $ 8.44964           0
    01/01/2010 to 12/31/2010.........  $ 8.44964    $ 9.56579           0
    01/01/2011 to 12/31/2011.........  $ 9.56579    $ 9.24481           0
    01/01/2012 to 12/31/2012.........  $ 9.24481    $10.60870           0
    01/01/2013 to 12/31/2013.........  $10.60870    $12.40041           0
    01/01/2014 to 12/31/2014.........  $12.40041    $12.94442           0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08262    $10.44865           0
    01/01/2008 to 12/31/2008.........  $10.44865    $ 7.22179           0
    01/01/2009 to 12/31/2009.........  $ 7.22179    $ 9.11023           0
    01/01/2010 to 12/31/2010.........  $ 9.11023    $10.08539           0
    01/01/2011 to 12/31/2011.........  $10.08539    $ 9.64793           0
    01/01/2012 to 12/31/2012.........  $ 9.64793    $10.61605           0
    01/01/2013 to 12/31/2013.........  $10.61605    $12.02436           0
    01/01/2014 to 12/31/2014.........  $12.02436    $12.26662           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09580    $10.24457           0
    01/01/2008 to 12/31/2008.........  $10.24457    $ 5.67083           0
    01/01/2009 to 12/31/2009.........  $ 5.67083    $ 7.44861           0
    01/01/2010 to 12/31/2010.........  $ 7.44861    $ 9.77487           0
    01/01/2011 to 12/31/2011.........  $ 9.77487    $ 8.40907           0
    01/01/2012 to 12/31/2012.........  $ 8.40907    $ 9.99692         677
    01/01/2013 to 12/31/2013.........  $ 9.99692    $13.93722         652
    01/01/2014 to 12/31/2014.........  $13.93722    $14.48082         626
 AST SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09728    $ 9.89974           0
    01/01/2008 to 12/31/2008.........  $ 9.89974    $ 6.37126           0
    01/01/2009 to 12/31/2009.........  $ 6.37126    $ 8.44705           0
    01/01/2010 to 12/31/2010.........  $ 8.44705    $11.40898           0
    01/01/2011 to 12/31/2011.........  $11.40898    $11.18536           0
    01/01/2012 to 12/31/2012.........  $11.18536    $12.42285           0
    01/01/2013 to 12/31/2013.........  $12.42285    $16.62589           0
    01/01/2014 to 12/31/2014.........  $16.62589    $17.08980           0
 AST SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09341    $ 9.48190           0
    01/01/2008 to 12/31/2008.........  $ 9.48190    $ 6.59820           0
    01/01/2009 to 12/31/2009.........  $ 6.59820    $ 8.29667           0
    01/01/2010 to 12/31/2010.........  $ 8.29667    $10.34967           0
    01/01/2011 to 12/31/2011.........  $10.34967    $ 9.63469           0
    01/01/2012 to 12/31/2012.........  $ 9.63469    $11.27156           0
    01/01/2013 to 12/31/2013.........  $11.27156    $15.33358           0
    01/01/2014 to 12/31/2014.........  $15.33358    $15.98137           0
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07042    $10.23309           0
    01/01/2008 to 12/31/2008.........  $10.23309    $ 7.50318           0
    01/01/2009 to 12/31/2009.........  $ 7.50318    $ 9.22207           0
    01/01/2010 to 12/31/2010.........  $ 9.22207    $10.18373           0
    01/01/2011 to 12/31/2011.........  $10.18373    $10.28286           0
    01/01/2012 to 12/31/2012.........  $10.28286    $11.55489           0
    01/01/2013 to 12/31/2013.........  $11.55489    $13.36602           0
    01/01/2014 to 12/31/2014.........  $13.36602    $14.01155           0
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09151    $ 9.51355           0
    01/01/2008 to 12/31/2008.........  $ 9.51355    $ 5.47408           0
    01/01/2009 to 12/31/2009.........  $ 5.47408    $ 6.70961           0
    01/01/2010 to 12/31/2010.........  $ 6.70961    $ 7.52291           0
    01/01/2011 to 12/31/2011.........  $ 7.52291    $ 7.32632           0
    01/01/2012 to 12/31/2012.........  $ 7.32632    $ 8.50491       1,596
    01/01/2013 to 12/31/2013.........  $ 8.50491    $10.92017       1,538
    01/01/2014 to 12/31/2014.........  $10.92017    $11.61936       1,476
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.14599    $10.10721           0
    01/01/2008 to 12/31/2008.........  $10.10721    $ 5.94755           0
    01/01/2009 to 12/31/2009.........  $ 5.94755    $ 9.03144           0
    01/01/2010 to 12/31/2010.........  $ 9.03144    $10.35562           0
    01/01/2011 to 12/31/2011.........  $10.35562    $10.07921           0
    01/01/2012 to 12/31/2012.........  $10.07921    $11.73379           0
    01/01/2013 to 12/31/2013.........  $11.73379    $16.73225           0
    01/01/2014 to 12/31/2014.........  $16.73225    $17.94889           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.18095    $11.67442           0
    01/01/2008 to 12/31/2008.........  $11.67442    $ 5.78102           0
    01/01/2009 to 12/31/2009.........  $ 5.78102    $ 8.54834           0
    01/01/2010 to 12/31/2010.........  $ 8.54834    $10.19480           0
    01/01/2011 to 12/31/2011.........  $10.19480    $ 8.58803           0
    01/01/2012 to 12/31/2012.........  $ 8.58803    $ 8.81034           0
    01/01/2013 to 12/31/2013.........  $ 8.81034    $10.06464           0
    01/01/2014 to 12/31/2014.........  $10.06464    $ 9.13172           0
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.00761    $10.64189           0
    01/01/2008 to 12/31/2008.........  $10.64189    $10.27989           0
    01/01/2009 to 12/31/2009.........  $10.27989    $11.41118           0
    01/01/2010 to 12/31/2010.........  $11.41118    $11.94694           0
    01/01/2011 to 12/31/2011.........  $11.94694    $12.31634           0
    01/01/2012 to 12/31/2012.........  $12.31634    $12.83135           0
    01/01/2013 to 12/31/2013.........  $12.83135    $12.22733           0
    01/01/2014 to 12/31/2014.........  $12.22733    $12.17356           0
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.13076    $10.38882           0
    01/01/2008 to 12/31/2008.........  $10.38882    $ 5.93223           0
    01/01/2009 to 12/31/2009.........  $ 5.93223    $ 7.54334           0
    01/01/2010 to 12/31/2010.........  $ 7.54334    $ 8.56170           0
    01/01/2011 to 12/31/2011.........  $ 8.56170    $ 8.18395           0
    01/01/2012 to 12/31/2012.........  $ 8.18395    $ 8.99466           0
    01/01/2013 to 12/31/2013.........  $ 8.99466    $10.73141           0
    01/01/2014 to 12/31/2014.........  $10.73141    $11.20985           0
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99918    $ 9.98774           0
    01/01/2008 to 12/31/2008.........  $ 9.98774    $ 9.37350           0
    01/01/2009 to 12/31/2009.........  $ 9.37350    $10.35986           0
    01/01/2010 to 12/31/2010.........  $10.35986    $11.05698           0
    01/01/2011 to 12/31/2011.........  $11.05698    $11.60696           0
    01/01/2012 to 12/31/2012.........  $11.60696    $12.39423       1,081
    01/01/2013 to 12/31/2013.........  $12.39423    $12.08818       1,042
    01/01/2014 to 12/31/2014.........  $12.08818    $12.82962       1,000
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07829    $ 6.67266           0
    01/01/2009 to 12/31/2009.........  $ 6.67266    $ 8.59277           0
    01/01/2010 to 12/31/2010.........  $ 8.59277    $ 9.37875           0
    01/01/2011 to 12/31/2011.........  $ 9.37875    $ 9.13073           0
    01/01/2012 to 09/21/2012.........  $ 9.13073    $10.27913           0
 PROFUND VP CONSUMER GOODS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08917    $ 7.70550           0
    01/01/2009 to 12/31/2009.........  $ 7.70550    $ 9.27442           0
    01/01/2010 to 12/31/2010.........  $ 9.27442    $10.77668           0
    01/01/2011 to 12/31/2011.........  $10.77668    $11.41111           0
    01/01/2012 to 12/31/2012.........  $11.41111    $12.52464           0
    01/01/2013 to 12/31/2013.........  $12.52464    $15.92867           0
    01/01/2014 to 12/31/2014.........  $15.92867    $17.38359           0
 PROFUND VP CONSUMER SERVICES
    05/01/2008* to 12/31/2008........  $10.26818    $ 7.07373           0
    01/01/2009 to 12/31/2009.........  $ 7.07373    $ 9.16100           0
    01/01/2010 to 12/31/2010.........  $ 9.16100    $11.01023           0
    01/01/2011 to 12/31/2011.........  $11.01023    $11.50071           0
    01/01/2012 to 12/31/2012.........  $11.50071    $13.90286           0
    01/01/2013 to 12/31/2013.........  $13.90286    $19.25307           0
    01/01/2014 to 12/31/2014.........  $19.25307    $21.43750           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP FINANCIALS
    05/01/2008* to 12/31/2008........  $10.38588    $ 5.29555         0
    01/01/2009 to 12/31/2009.........  $ 5.29555    $ 6.03006         0
    01/01/2010 to 12/31/2010.........  $ 6.03006    $ 6.62291         0
    01/01/2011 to 12/31/2011.........  $ 6.62291    $ 5.65027         0
    01/01/2012 to 12/31/2012.........  $ 5.65027    $ 6.97764         0
    01/01/2013 to 12/31/2013.........  $ 6.97764    $ 9.12445         0
    01/01/2014 to 12/31/2014.........  $ 9.12445    $10.20093         0
 PROFUND VP HEALTH CARE
    05/01/2008* to 12/31/2008........  $10.15210    $ 8.37316         0
    01/01/2009 to 12/31/2009.........  $ 8.37316    $ 9.91134         0
    01/01/2010 to 12/31/2010.........  $ 9.91134    $10.09216         0
    01/01/2011 to 12/31/2011.........  $10.09216    $11.00263         0
    01/01/2012 to 12/31/2012.........  $11.00263    $12.78936         0
    01/01/2013 to 12/31/2013.........  $12.78936    $17.69678         0
    01/01/2014 to 12/31/2014.........  $17.69678    $21.67372         0
 PROFUND VP INDUSTRIALS
    05/01/2008* to 12/31/2008........  $10.16561    $ 6.12388         0
    01/01/2009 to 12/31/2009.........  $ 6.12388    $ 7.52426         0
    01/01/2010 to 12/31/2010.........  $ 7.52426    $ 9.21884         0
    01/01/2011 to 12/31/2011.........  $ 9.21884    $ 8.96473         0
    01/01/2012 to 12/31/2012.........  $ 8.96473    $10.27802         0
    01/01/2013 to 12/31/2013.........  $10.27802    $14.06223         0
    01/01/2014 to 12/31/2014.........  $14.06223    $14.69931         0
 PROFUND VP LARGE-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.11084    $ 6.74626         0
    01/01/2009 to 12/31/2009.........  $ 6.74626    $ 8.66542         0
    01/01/2010 to 12/31/2010.........  $ 8.66542    $ 9.71070         0
    01/01/2011 to 12/31/2011.........  $ 9.71070    $ 9.91544         0
    01/01/2012 to 12/31/2012.........  $ 9.91544    $11.06547         0
    01/01/2013 to 12/31/2013.........  $11.06547    $14.31530         0
    01/01/2014 to 12/31/2014.........  $14.31530    $16.00564         0
 PROFUND VP LARGE-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.24162    $ 6.29950         0
    01/01/2009 to 12/31/2009.........  $ 6.29950    $ 7.45106         0
    01/01/2010 to 12/31/2010.........  $ 7.45106    $ 8.32839         0
    01/01/2011 to 12/31/2011.........  $ 8.32839    $ 8.14045         0
    01/01/2012 to 12/31/2012.........  $ 8.14045    $ 9.30247         0
    01/01/2013 to 12/31/2013.........  $ 9.30247    $11.96341         0
    01/01/2014 to 12/31/2014.........  $11.96341    $13.08547         0
 PROFUND VP MID-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.07261    $ 6.22718         0
    01/01/2009 to 12/31/2009.........  $ 6.22718    $ 8.52790         0
    01/01/2010 to 12/31/2010.........  $ 8.52790    $10.84277         0
    01/01/2011 to 12/31/2011.........  $10.84277    $10.42489         0
    01/01/2012 to 12/31/2012.........  $10.42489    $11.90890         0
    01/01/2013 to 12/31/2013.........  $11.90890    $15.39007         0
    01/01/2014 to 12/31/2014.........  $15.39007    $16.13525         0
 PROFUND VP MID-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.18859    $ 6.49279         0
    01/01/2009 to 12/31/2009.........  $ 6.49279    $ 8.41309         0
    01/01/2010 to 12/31/2010.........  $ 8.41309    $10.03310         0
    01/01/2011 to 12/31/2011.........  $10.03310    $ 9.54395         0
    01/01/2012 to 12/31/2012.........  $ 9.54395    $11.01444         0
    01/01/2013 to 12/31/2013.........  $11.01444    $14.41216         0
    01/01/2014 to 12/31/2014.........  $14.41216    $15.72265         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP REAL ESTATE
    05/01/2008* to 12/31/2008........  $10.25909    $ 5.54281         0
    01/01/2009 to 12/31/2009.........  $ 5.54281    $ 7.01875         0
    01/01/2010 to 12/31/2010.........  $ 7.01875    $ 8.66489         0
    01/01/2011 to 12/31/2011.........  $ 8.66489    $ 8.98666         0
    01/01/2012 to 12/31/2012.........  $ 8.98666    $10.42530         0
    01/01/2013 to 12/31/2013.........  $10.42530    $10.33145         0
    01/01/2014 to 12/31/2014.........  $10.33145    $12.78804         0
 PROFUND VP SMALL-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.11374    $ 6.83981         0
    01/01/2009 to 12/31/2009.........  $ 6.83981    $ 8.54421         0
    01/01/2010 to 12/31/2010.........  $ 8.54421    $10.63567         0
    01/01/2011 to 12/31/2011.........  $10.63567    $10.66528         0
    01/01/2012 to 12/31/2012.........  $10.66528    $11.87739         0
    01/01/2013 to 12/31/2013.........  $11.87739    $16.51346         0
    01/01/2014 to 12/31/2014.........  $16.51346    $16.70506         0
 PROFUND VP SMALL-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.22874    $ 7.21084         0
    01/01/2009 to 12/31/2009.........  $ 7.21084    $ 8.59598         0
    01/01/2010 to 12/31/2010.........  $ 8.59598    $10.39183         0
    01/01/2011 to 12/31/2011.........  $10.39183    $ 9.86683         0
    01/01/2012 to 12/31/2012.........  $ 9.86683    $11.34715         0
    01/01/2013 to 12/31/2013.........  $11.34715    $15.46725         0
    01/01/2014 to 12/31/2014.........  $15.46725    $16.20417         0
 PROFUND VP TELECOMMUNICATIONS
    05/01/2008* to 12/31/2008........  $10.27831    $ 7.30077         0
    01/01/2009 to 12/31/2009.........  $ 7.30077    $ 7.75745         0
    01/01/2010 to 12/31/2010.........  $ 7.75745    $ 8.88534         0
    01/01/2011 to 12/31/2011.........  $ 8.88534    $ 8.96181         0
    01/01/2012 to 12/31/2012.........  $ 8.96181    $10.33839         0
    01/01/2013 to 12/31/2013.........  $10.33839    $11.47127         0
    01/01/2014 to 12/31/2014.........  $11.47127    $11.42178         0
 PROFUND VP UTILITIES
    05/01/2008* to 12/31/2008........  $10.09876    $ 7.24718         0
    01/01/2009 to 12/31/2009.........  $ 7.24718    $ 7.94558         0
    01/01/2010 to 12/31/2010.........  $ 7.94558    $ 8.33479         0
    01/01/2011 to 12/31/2011.........  $ 8.33479    $ 9.69724         0
    01/01/2012 to 12/31/2012.........  $ 9.69724    $ 9.61447         0
    01/01/2013 to 12/31/2013.........  $ 9.61447    $10.78654         0
    01/01/2014 to 12/31/2014.........  $10.78654    $13.44390         0

* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

       ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY (1.90%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10309    $ 6.97316       3,951
    01/01/2009 to 12/31/2009.........  $ 6.97316    $ 8.50976       3,948
    01/01/2010 to 12/31/2010.........  $ 8.50976    $ 9.35005       1,154
    01/01/2011 to 12/31/2011.........  $ 9.35005    $ 8.93170       1,153
    01/01/2012 to 12/31/2012.........  $ 8.93170    $ 9.86614       1,152
    01/01/2013 to 12/31/2013.........  $ 9.86614    $10.64769       1,151
    01/01/2014 to 12/31/2014.........  $10.64769    $10.84782         939
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.32939    $ 7.21545         415
    01/01/2009 to 12/31/2009.........  $ 7.21545    $ 8.93592         413
    01/01/2010 to 12/31/2010.........  $ 8.93592    $ 9.97102       1,293
    01/01/2011 to 12/31/2011.........  $ 9.97102    $ 9.79613       1,291
    01/01/2012 to 12/31/2012.........  $ 9.79613    $10.92494       1,289
    01/01/2013 to 12/31/2013.........  $10.92494    $12.49604       1,288
    01/01/2014 to 12/31/2014.........  $12.49604    $13.01174         881
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.10807    $ 6.11554           0
    01/01/2009 to 12/31/2009.........  $ 6.11554    $ 7.06798           0
    01/01/2010 to 12/31/2010.........  $ 7.06798    $ 7.89644           0
    01/01/2011 to 12/31/2011.........  $ 7.89644    $ 8.02596           0
    01/01/2012 to 05/04/2012.........  $ 8.02596    $ 8.71409           0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.20546    $ 7.30062       7,328
    01/01/2009 to 12/31/2009.........  $ 7.30062    $ 8.83347       7,321
    01/01/2010 to 12/31/2010.........  $ 8.83347    $ 9.73600       7,414
    01/01/2011 to 12/31/2011.........  $ 9.73600    $ 9.43835       6,495
    01/01/2012 to 12/31/2012.........  $ 9.43835    $10.41733       6,491
    01/01/2013 to 12/31/2013.........  $10.41733    $12.02690       6,400
    01/01/2014 to 12/31/2014.........  $12.02690    $12.57207       6,058
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99845    $ 9.15334           0
    01/01/2012 to 12/31/2012.........  $ 9.15334    $10.05068           0
    01/01/2013 to 12/31/2013.........  $10.05068    $10.93358           0
    01/01/2014 to 12/31/2014.........  $10.93358    $11.25460           0
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99845    $10.48433           0
    01/01/2014 to 12/31/2014.........  $10.48433    $10.65673           0
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........  $ 9.99897    $ 9.37163           0
    01/01/2010 to 12/31/2010.........  $ 9.37163    $10.16941           0
    01/01/2011 to 12/31/2011.........  $10.16941    $10.94172           0
    01/01/2012 to 12/31/2012.........  $10.94172    $11.18419           0
    01/01/2013 to 12/31/2013.........  $11.18419    $10.89973           0
    01/01/2014 to 12/31/2014.........  $10.89973    $10.74574           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2018
    05/01/2008* to 12/31/2008........  $10.02967    $12.15994        6,683
    01/01/2009 to 12/31/2009.........  $12.15994    $11.21089        6,680
    01/01/2010 to 12/31/2010.........  $11.21089    $12.23217        6,014
    01/01/2011 to 12/31/2011.........  $12.23217    $13.63408        5,393
    01/01/2012 to 12/31/2012.........  $13.63408    $14.14385        5,390
    01/01/2013 to 12/31/2013.........  $14.14385    $13.44361        5,388
    01/01/2014 to 12/31/2014.........  $13.44361    $13.54377        4,773
 AST BOND PORTFOLIO 2019
    05/01/2008* to 12/31/2008........  $10.02964    $12.21713           87
    01/01/2009 to 12/31/2009.........  $12.21713    $11.06580          543
    01/01/2010 to 12/31/2010.........  $11.06580    $12.09287            0
    01/01/2011 to 12/31/2011.........  $12.09287    $13.76290            0
    01/01/2012 to 12/31/2012.........  $13.76290    $14.29697            0
    01/01/2013 to 12/31/2013.........  $14.29697    $13.35212            0
    01/01/2014 to 12/31/2014.........  $13.35212    $13.66163            0
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........  $ 9.99897    $ 8.78288            0
    01/01/2010 to 12/31/2010.........  $ 8.78288    $ 9.63981        1,906
    01/01/2011 to 12/31/2011.........  $ 9.63981    $11.22690            0
    01/01/2012 to 12/31/2012.........  $11.22690    $11.71316            0
    01/01/2013 to 12/31/2013.........  $11.71316    $10.74555            0
    01/01/2014 to 12/31/2014.........  $10.74555    $11.19443            0
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99793    $11.00082            0
    01/01/2011 to 12/31/2011.........  $11.00082    $12.98729        1,213
    01/01/2012 to 12/31/2012.........  $12.98729    $13.61030            0
    01/01/2013 to 12/31/2013.........  $13.61030    $12.42111            0
    01/01/2014 to 12/31/2014.........  $12.42111    $13.12545            0
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99845    $12.01233            0
    01/01/2012 to 12/31/2012.........  $12.01233    $12.47701        1,182
    01/01/2013 to 12/31/2013.........  $12.47701    $11.05074            0
    01/01/2014 to 12/31/2014.........  $11.05074    $11.96872            0
 AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012........  $ 9.99794    $10.39188            0
    01/01/2013 to 12/31/2013.........  $10.39188    $ 9.15774            0
    01/01/2014 to 12/31/2014.........  $ 9.15774    $10.12082            0
 AST BOND PORTFOLIO 2024
    01/02/2013* to 12/31/2013........  $ 9.99897    $ 8.74350            0
    01/01/2014 to 12/31/2014.........  $ 8.74350    $ 9.83217            0
 AST BOND PORTFOLIO 2025
    01/02/2014* to 12/31/2014........  $ 9.99897    $11.29522            0
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14522    $10.29741            0
    01/01/2010 to 12/31/2010.........  $10.29741    $11.49202            0
    01/01/2011 to 12/31/2011.........  $11.49202    $10.61548            0
    01/01/2012 to 12/31/2012.........  $10.61548    $11.79554            0
    01/01/2013 to 12/31/2013.........  $11.79554    $15.21344            0
    01/01/2014 to 12/31/2014.........  $15.21344    $16.46193            0
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.99489    $ 6.64593       15,908
    01/01/2009 to 12/31/2009.........  $ 6.64593    $ 8.17380       15,900
    01/01/2010 to 12/31/2010.........  $ 8.17380    $ 9.09410       15,898
    01/01/2011 to 12/31/2011.........  $ 9.09410    $ 8.70797       15,896
    01/01/2012 to 12/31/2012.........  $ 8.70797    $ 9.71780       15,895
    01/01/2013 to 12/31/2013.........  $ 9.71780    $11.69922       15,893
    01/01/2014 to 12/31/2014.........  $11.69922    $12.28384       15,892

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99845    $11.64106            0
    01/01/2014 to 12/31/2014.........  $11.64106    $12.97841            0
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.46677    $ 5.96480            0
    01/01/2009 to 12/31/2009.........  $ 5.96480    $ 7.72222            0
    01/01/2010 to 12/31/2010.........  $ 7.72222    $ 9.75243            0
    01/01/2011 to 12/31/2011.........  $ 9.75243    $10.20123            0
    01/01/2012 to 12/31/2012.........  $10.20123    $11.54685            0
    01/01/2013 to 12/31/2013.........  $11.54685    $11.68619            0
    01/01/2014 to 12/31/2014.........  $11.68619    $15.01331            0
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    05/01/2008* to 07/18/2008........  $ 8.67476    $ 8.07731            0
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99845    $ 9.67477            0
    01/01/2014 to 12/31/2014.........  $ 9.67477    $ 9.97848            0
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.05845    $ 6.69799       14,882
    01/01/2009 to 12/31/2009.........  $ 6.69799    $ 8.14061       14,032
    01/01/2010 to 12/31/2010.........  $ 8.14061    $ 9.13613       12,517
    01/01/2011 to 12/31/2011.........  $ 9.13613    $ 8.83081       11,868
    01/01/2012 to 12/31/2012.........  $ 8.83081    $ 9.58723       11,230
    01/01/2013 to 12/31/2013.........  $ 9.58723    $10.79699       10,642
    01/01/2014 to 12/31/2014.........  $10.79699    $10.92933       10,096
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10354    $ 7.49579            0
    01/01/2009 to 12/31/2009.........  $ 7.49579    $ 8.91747            0
    01/01/2010 to 12/31/2010.........  $ 8.91747    $ 9.91699            0
    01/01/2011 to 12/31/2011.........  $ 9.91699    $ 9.49150            0
    01/01/2012 to 12/31/2012.........  $ 9.49150    $10.58406            0
    01/01/2013 to 12/31/2013.........  $10.58406    $12.38311            0
    01/01/2014 to 12/31/2014.........  $12.38311    $12.84683            0
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99846    $ 7.46560            0
    01/01/2009 to 11/13/2009.........  $ 7.46560    $ 8.33382            0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99846    $10.73211        1,803
    01/01/2013 to 12/31/2013.........  $10.73211    $13.10914        1,803
    01/01/2014 to 12/31/2014.........  $13.10914    $13.27323        1,803
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99845    $10.80027            0
    01/01/2014 to 12/31/2014.........  $10.80027    $10.86990            0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17514    $ 6.10743            0
    01/01/2009 to 12/31/2009.........  $ 6.10743    $ 8.09706            0
    01/01/2010 to 12/31/2010.........  $ 8.09706    $ 9.55097            0
    01/01/2011 to 12/31/2011.........  $ 9.55097    $ 8.90050            0
    01/01/2012 to 12/31/2012.........  $ 8.90050    $11.07529            0
    01/01/2013 to 12/31/2013.........  $11.07529    $11.34093            0
    01/01/2014 to 12/31/2014.........  $11.34093    $12.67871            0
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.99447    $ 6.09639            0
    01/01/2009 to 12/31/2009.........  $ 6.09639    $ 8.93789            0
    01/01/2010 to 12/31/2010.........  $ 8.93789    $ 9.67330            0
    01/01/2011 to 12/31/2011.........  $ 9.67330    $ 9.11725            0
    01/01/2012 to 12/31/2012.........  $ 9.11725    $10.71501            0
    01/01/2013 to 12/31/2013.........  $10.71501    $13.64206            0
    01/01/2014 to 02/07/2014.........  $13.64206    $13.41758            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.34875    $ 5.93530         0
    01/01/2009 to 12/31/2009.........  $ 5.93530    $ 6.94204         0
    01/01/2010 to 12/31/2010.........  $ 6.94204    $ 7.69028         0
    01/01/2011 to 12/31/2011.........  $ 7.69028    $ 7.13042         0
    01/01/2012 to 12/31/2012.........  $ 7.13042    $ 8.37319         0
    01/01/2013 to 12/31/2013.........  $ 8.37319    $10.97300         0
    01/01/2014 to 12/31/2014.........  $10.97300    $12.18220         0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.33434    $ 6.05243         0
    01/01/2009 to 12/31/2009.........  $ 6.05243    $ 9.33050         0
    01/01/2010 to 12/31/2010.........  $ 9.33050    $10.97167         0
    01/01/2011 to 12/31/2011.........  $10.97167    $10.44650         0
    01/01/2012 to 12/31/2012.........  $10.44650    $12.26188         0
    01/01/2013 to 12/31/2013.........  $12.26188    $15.90650         0
    01/01/2014 to 12/31/2014.........  $15.90650    $17.40882         0
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08922    $ 7.60462         0
    01/01/2009 to 12/31/2009.........  $ 7.60462    $ 9.20764         0
    01/01/2010 to 12/31/2010.........  $ 9.20764    $10.08376         0
    01/01/2011 to 12/31/2011.........  $10.08376    $ 9.84556         0
    01/01/2012 to 12/31/2012.........  $ 9.84556    $10.64011         0
    01/01/2013 to 12/31/2013.........  $10.64011    $11.46687         0
    01/01/2014 to 12/31/2014.........  $11.46687    $11.70751         0
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03334    $ 7.63187         0
    01/01/2009 to 12/31/2009.........  $ 7.63187    $ 9.50009         0
    01/01/2010 to 12/31/2010.........  $ 9.50009    $11.81819         0
    01/01/2011 to 12/31/2011.........  $11.81819    $11.74881         0
    01/01/2012 to 12/31/2012.........  $11.74881    $13.33807         0
    01/01/2013 to 12/31/2013.........  $13.33807    $18.16936         0
    01/01/2014 to 12/31/2014.........  $18.16936    $19.11349         0
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.35573    $ 6.03272         0
    01/01/2009 to 12/31/2009.........  $ 6.03272    $ 7.00101         0
    01/01/2010 to 12/31/2010.........  $ 7.00101    $ 7.72521         0
    01/01/2011 to 12/31/2011.........  $ 7.72521    $ 7.54389         0
    01/01/2012 to 12/31/2012.........  $ 7.54389    $ 8.39489         0
    01/01/2013 to 12/31/2013.........  $ 8.39489    $11.09096         0
    01/01/2014 to 12/31/2014.........  $11.09096    $11.05342         0
 AST HIGH YIELD PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.61174    $ 7.68350         0
    01/01/2009 to 12/31/2009.........  $ 7.68350    $10.22078         0
    01/01/2010 to 12/31/2010.........  $10.22078    $11.38405         0
    01/01/2011 to 12/31/2011.........  $11.38405    $11.52626         0
    01/01/2012 to 12/31/2012.........  $11.52626    $12.88007         0
    01/01/2013 to 12/31/2013.........  $12.88007    $13.54720         0
    01/01/2014 to 12/31/2014.........  $13.54720    $13.63427         0
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.50394    $ 5.40188         0
    01/01/2009 to 12/31/2009.........  $ 5.40188    $ 7.17172         0
    01/01/2010 to 12/31/2010.........  $ 7.17172    $ 8.05818         0
    01/01/2011 to 12/31/2011.........  $ 8.05818    $ 6.88591         0
    01/01/2012 to 12/31/2012.........  $ 6.88591    $ 8.13350         0
    01/01/2013 to 12/31/2013.........  $ 8.13350    $ 9.50261         0
    01/01/2014 to 12/31/2014.........  $ 9.50261    $ 8.80997         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.88744    $ 5.74991           0
    01/01/2009 to 12/31/2009.........  $ 5.74991    $ 7.36363           0
    01/01/2010 to 12/31/2010.........  $ 7.36363    $ 8.02708           0
    01/01/2011 to 12/31/2011.........  $ 8.02708    $ 6.88888           0
    01/01/2012 to 12/31/2012.........  $ 6.88888    $ 7.88745           0
    01/01/2013 to 12/31/2013.........  $ 7.88745    $ 9.24697           0
    01/01/2014 to 12/31/2014.........  $ 9.24697    $ 8.46593           0
 AST INVESTMENT GRADE BOND PORTFOLIO
    05/01/2009* to 12/31/2009........  $ 9.98135    $10.86097           0
    01/01/2010 to 12/31/2010.........  $10.86097    $11.81045           0
    01/01/2011 to 12/31/2011.........  $11.81045    $13.03258           0
    01/01/2012 to 12/31/2012.........  $13.03258    $13.99132           0
    01/01/2013 to 12/31/2013.........  $13.99132    $13.29309           0
    01/01/2014 to 12/31/2014.........  $13.29309    $13.92273           0
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11173    $ 7.12923       2,696
    01/01/2009 to 12/31/2009.........  $ 7.12923    $ 8.86178       1,872
    01/01/2010 to 12/31/2010.........  $ 8.86178    $ 9.89791         792
    01/01/2011 to 12/31/2011.........  $ 9.89791    $ 9.65807       1,152
    01/01/2012 to 12/31/2012.........  $ 9.65807    $10.76491       1,294
    01/01/2013 to 12/31/2013.........  $10.76491    $12.28392           0
    01/01/2014 to 12/31/2014.........  $12.28392    $12.82172           0
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.07041    $ 5.94481           0
    01/01/2009 to 12/31/2009.........  $ 5.94481    $ 7.92696           0
    01/01/2010 to 12/31/2010.........  $ 7.92696    $ 8.33676           0
    01/01/2011 to 12/31/2011.........  $ 8.33676    $ 7.43271           0
    01/01/2012 to 12/31/2012.........  $ 7.43271    $ 8.89179           0
    01/01/2013 to 12/31/2013.........  $ 8.89179    $10.06615           0
    01/01/2014 to 12/31/2014.........  $10.06615    $ 9.24936           0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.22588    $ 7.82983       6,414
    01/01/2009 to 12/31/2009.........  $ 7.82983    $ 9.37555       4,670
    01/01/2010 to 12/31/2010.........  $ 9.37555    $ 9.87388       3,257
    01/01/2011 to 12/31/2011.........  $ 9.87388    $ 9.71232       3,172
    01/01/2012 to 12/31/2012.........  $ 9.71232    $10.55246       3,111
    01/01/2013 to 12/31/2013.........  $10.55246    $11.49778       2,333
    01/01/2014 to 12/31/2014.........  $11.49778    $11.89787       2,230
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08384    $10.28765           0
    01/01/2010 to 12/31/2010.........  $10.28765    $11.23808           0
    01/01/2011 to 12/31/2011.........  $11.23808    $11.10143           0
    01/01/2012 to 12/31/2012.........  $11.10143    $12.54830           0
    01/01/2013 to 12/31/2013.........  $12.54830    $16.80798           0
    01/01/2014 to 12/31/2014.........  $16.80798    $18.06181           0
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.15840    $ 5.48443           0
    01/01/2009 to 12/31/2009.........  $ 5.48443    $ 6.42806           0
    01/01/2010 to 12/31/2010.........  $ 6.42806    $ 7.13815           0
    01/01/2011 to 12/31/2011.........  $ 7.13815    $ 6.71202           0
    01/01/2012 to 12/31/2012.........  $ 6.71202    $ 7.69878           0
    01/01/2013 to 12/31/2013.........  $ 7.69878    $10.56655           0
    01/01/2014 to 12/31/2014.........  $10.56655    $11.79460           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.98862    $ 5.98019         0
    01/01/2009 to 12/31/2009.........  $ 5.98019    $ 7.61491         0
    01/01/2010 to 12/31/2010.........  $ 7.61491    $ 8.94884         0
    01/01/2011 to 12/31/2011.........  $ 8.94884    $ 8.70184         0
    01/01/2012 to 12/31/2012.........  $ 8.70184    $ 9.58657         0
    01/01/2013 to 12/31/2013.........  $ 9.58657    $12.85196         0
    01/01/2014 to 12/31/2014.........  $12.85196    $13.94756         0
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.38709    $ 7.82496         0
    01/01/2009 to 12/31/2009.........  $ 7.82496    $10.33592         0
    01/01/2010 to 12/31/2010.........  $10.33592    $11.50363         0
    01/01/2011 to 12/31/2011.........  $11.50363    $12.43749         0
    01/01/2012 to 12/31/2012.........  $12.43749    $12.92873         0
    01/01/2013 to 12/31/2013.........  $12.92873    $12.43352         0
    01/01/2014 to 12/31/2014.........  $12.43352    $12.98088         0
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.17842    $ 6.75217         0
    01/01/2009 to 12/31/2009.........  $ 6.75217    $ 8.71384         0
    01/01/2010 to 12/31/2010.........  $ 8.71384    $ 9.58130         0
    01/01/2011 to 12/31/2011.........  $ 9.58130    $ 9.10816         0
    01/01/2012 to 12/31/2012.........  $ 9.10816    $11.00055         0
    01/01/2013 to 12/31/2013.........  $11.00055    $13.77831         0
    01/01/2014 to 12/31/2014.........  $13.77831    $14.01188         0
 AST MFS GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.38287    $ 6.72320         0
    01/01/2009 to 12/31/2009.........  $ 6.72320    $ 8.20117         0
    01/01/2010 to 12/31/2010.........  $ 8.20117    $ 9.07694         0
    01/01/2011 to 12/31/2011.........  $ 9.07694    $ 8.85470         0
    01/01/2012 to 12/31/2012.........  $ 8.85470    $10.17362         0
    01/01/2013 to 12/31/2013.........  $10.17362    $13.64839         0
    01/01/2014 to 12/31/2014.........  $13.64839    $14.56007         0
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99846    $10.18845         0
    01/01/2013 to 12/31/2013.........  $10.18845    $13.44811         0
    01/01/2014 to 12/31/2014.........  $13.44811    $14.54544         0
 AST MID-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.75286    $ 5.91502         0
    01/01/2009 to 12/31/2009.........  $ 5.91502    $ 8.06168         0
    01/01/2010 to 12/31/2010.........  $ 8.06168    $ 9.77890         0
    01/01/2011 to 12/31/2011.........  $ 9.77890    $ 9.26539         0
    01/01/2012 to 12/31/2012.........  $ 9.26539    $10.76616         0
    01/01/2013 to 12/31/2013.........  $10.76616    $13.99002         0
    01/01/2014 to 12/31/2014.........  $13.99002    $15.78391         0
 AST MONEY MARKET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.16748    $10.18127         0
    01/01/2009 to 12/31/2009.........  $10.18127    $10.01586         0
    01/01/2010 to 12/31/2010.........  $10.01586    $ 9.83128         0
    01/01/2011 to 12/31/2011.........  $ 9.83128    $ 9.65009         0
    01/01/2012 to 12/31/2012.........  $ 9.65009    $ 9.47028         0
    01/01/2013 to 12/31/2013.........  $ 9.47028    $ 9.29348         0
    01/01/2014 to 12/31/2014.........  $ 9.29348    $ 9.11993         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.65910    $ 5.67576         0
    01/01/2009 to 12/31/2009.........  $ 5.67576    $ 7.83349         0
    01/01/2010 to 12/31/2010.........  $ 7.83349    $ 9.48891         0
    01/01/2011 to 12/31/2011.........  $ 9.48891    $ 9.08069         0
    01/01/2012 to 12/31/2012.........  $ 9.08069    $10.43717         0
    01/01/2013 to 12/31/2013.........  $10.43717    $14.54496         0
    01/01/2014 to 12/31/2014.........  $14.54496    $16.30739         0
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02836    $10.06690         0
    01/01/2012 to 12/31/2012.........  $10.06690    $10.36008         0
    01/01/2013 to 12/31/2013.........  $10.36008    $ 9.87864         0
    01/01/2014 to 12/31/2014.........  $ 9.87864    $10.19358         0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.55152    $ 5.85029         0
    01/01/2009 to 12/31/2009.........  $ 5.85029    $ 7.45133         0
    01/01/2010 to 12/31/2010.........  $ 7.45133    $ 9.40919         0
    01/01/2011 to 12/31/2011.........  $ 9.40919    $ 9.38941         0
    01/01/2012 to 12/31/2012.........  $ 9.38941    $10.35477         0
    01/01/2013 to 12/31/2013.........  $10.35477    $13.47526         0
    01/01/2014 to 12/31/2014.........  $13.47526    $14.27354         0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.15914    $ 6.33164         0
    01/01/2009 to 12/31/2009.........  $ 6.33164    $ 7.61527         0
    01/01/2010 to 12/31/2010.........  $ 7.61527    $ 8.98774         0
    01/01/2011 to 04/29/2011.........  $ 8.98774    $10.07392         0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99846    $10.30826         0
    01/01/2013 to 12/31/2013.........  $10.30826    $12.02922         0
    01/01/2014 to 12/31/2014.........  $12.02922    $12.41121         0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10120    $ 5.56840         0
    01/01/2009 to 12/31/2009.........  $ 5.56840    $ 9.09915         0
    01/01/2010 to 12/31/2010.........  $ 9.09915    $10.91788         0
    01/01/2011 to 12/31/2011.........  $10.91788    $ 8.54230         0
    01/01/2012 to 12/31/2012.........  $ 8.54230    $ 9.88554         0
    01/01/2013 to 12/31/2013.........  $ 9.88554    $ 9.72259         0
    01/01/2014 to 12/31/2014.........  $ 9.72259    $ 9.09418         0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.51451    $10.25537         0
    01/01/2009 to 12/31/2009.........  $10.25537    $11.09340         0
    01/01/2010 to 12/31/2010.........  $11.09340    $11.31076         0
    01/01/2011 to 12/31/2011.........  $11.31076    $11.34944         0
    01/01/2012 to 12/31/2012.........  $11.34944    $11.66006         0
    01/01/2013 to 12/31/2013.........  $11.66006    $11.19355         0
    01/01/2014 to 12/31/2014.........  $11.19355    $10.97373         0
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.86829    $10.16253         0
    01/01/2009 to 12/31/2009.........  $10.16253    $11.62088         0
    01/01/2010 to 12/31/2010.........  $11.62088    $12.28403         0
    01/01/2011 to 12/31/2011.........  $12.28403    $12.43807         0
    01/01/2012 to 12/31/2012.........  $12.43807    $13.34324         0
    01/01/2013 to 12/31/2013.........  $13.34324    $12.85347         0
    01/01/2014 to 12/31/2014.........  $12.85347    $13.14721         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.41922    $ 8.28423       13,860
    01/01/2009 to 12/31/2009.........  $ 8.28423    $ 9.75850        7,907
    01/01/2010 to 12/31/2010.........  $ 9.75850    $10.58873        9,139
    01/01/2011 to 12/31/2011.........  $10.58873    $10.49478        9,135
    01/01/2012 to 12/31/2012.........  $10.49478    $11.36692        9,132
    01/01/2013 to 12/31/2013.........  $11.36692    $12.18228        9,129
    01/01/2014 to 12/31/2014.........  $12.18228    $12.64526        9,126
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01837    $10.06681            0
    01/01/2012 to 12/31/2012.........  $10.06681    $10.58083            0
    01/01/2013 to 12/31/2013.........  $10.58083    $10.14312            0
    01/01/2014 to 12/31/2014.........  $10.14312    $10.55702            0
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.20449    $ 6.14116        4,208
    01/01/2009 to 12/31/2009.........  $ 6.14116    $ 7.59181        3,868
    01/01/2010 to 12/31/2010.........  $ 7.59181    $ 8.86716        5,051
    01/01/2011 to 12/31/2011.........  $ 8.86716    $ 8.16104        4,961
    01/01/2012 to 12/31/2012.........  $ 8.16104    $ 9.04324        4,757
    01/01/2013 to 12/31/2013.........  $ 9.04324    $10.38525        4,123
    01/01/2014 to 12/31/2014.........  $10.38525    $11.12873        3,926
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.29756    $ 5.85753            0
    01/01/2009 to 12/31/2009.........  $ 5.85753    $ 7.00256            0
    01/01/2010 to 12/31/2010.........  $ 7.00256    $ 7.90595            0
    01/01/2011 to 12/31/2011.........  $ 7.90595    $ 8.02675            0
    01/01/2012 to 12/31/2012.........  $ 8.02675    $ 9.35787            0
    01/01/2013 to 12/31/2013.........  $ 9.35787    $12.16108            0
    01/01/2014 to 12/31/2014.........  $12.16108    $13.98824            0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99845    $ 8.88668            0
    01/01/2012 to 12/31/2012.........  $ 8.88668    $ 9.86797            0
    01/01/2013 to 12/31/2013.........  $ 9.86797    $11.85265            0
    01/01/2014 to 12/31/2014.........  $11.85265    $12.38749            0
 AST RCM WORLD TRENDS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08104    $ 7.33576        2,981
    01/01/2009 to 12/31/2009.........  $ 7.33576    $ 8.88239        2,977
    01/01/2010 to 12/31/2010.........  $ 8.88239    $ 9.75540        2,973
    01/01/2011 to 12/31/2011.........  $ 9.75540    $ 9.39965        2,969
    01/01/2012 to 12/31/2012.........  $ 9.39965    $10.17229        2,966
    01/01/2013 to 12/31/2013.........  $10.17229    $11.22407        2,962
    01/01/2014 to 12/31/2014.........  $11.22407    $11.58062        2,959
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09921    $ 6.68779            0
    01/01/2009 to 12/31/2009.........  $ 6.68779    $ 8.32508            0
    01/01/2010 to 12/31/2010.........  $ 8.32508    $ 9.34144            0
    01/01/2011 to 12/31/2011.........  $ 9.34144    $ 8.94835            0
    01/01/2012 to 12/31/2012.........  $ 8.94835    $10.17750            0
    01/01/2013 to 12/31/2013.........  $10.17750    $11.79126            0
    01/01/2014 to 12/31/2014.........  $11.79126    $12.19977            0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.15477    $ 7.13066          939
    01/01/2009 to 12/31/2009.........  $ 7.13066    $ 8.91579          939
    01/01/2010 to 12/31/2010.........  $ 8.91579    $ 9.78295            0
    01/01/2011 to 12/31/2011.........  $ 9.78295    $ 9.27599            0
    01/01/2012 to 12/31/2012.........  $ 9.27599    $10.11626            0
    01/01/2013 to 12/31/2013.........  $10.11626    $11.35694            0
    01/01/2014 to 12/31/2014.........  $11.35694    $11.48320            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.15903    $ 5.59912            0
    01/01/2009 to 12/31/2009.........  $ 5.59912    $ 7.28925            0
    01/01/2010 to 12/31/2010.........  $ 7.28925    $ 9.48126            0
    01/01/2011 to 12/31/2011.........  $ 9.48126    $ 8.08449            0
    01/01/2012 to 12/31/2012.........  $ 8.08449    $ 9.52587            0
    01/01/2013 to 12/31/2013.........  $ 9.52587    $13.16320            0
    01/01/2014 to 12/31/2014.........  $13.16320    $13.55567            0
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.47049    $ 6.29069            0
    01/01/2009 to 12/31/2009.........  $ 6.29069    $ 8.26641            0
    01/01/2010 to 12/31/2010.........  $ 8.26641    $11.06637            0
    01/01/2011 to 12/31/2011.........  $11.06637    $10.75364            0
    01/01/2012 to 12/31/2012.........  $10.75364    $11.83747            0
    01/01/2013 to 12/31/2013.........  $11.83747    $15.70254            0
    01/01/2014 to 12/31/2014.........  $15.70254    $15.99780            0
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.35347    $ 6.51489            0
    01/01/2009 to 12/31/2009.........  $ 6.51489    $ 8.11952            0
    01/01/2010 to 12/31/2010.........  $ 8.11952    $10.03914            0
    01/01/2011 to 12/31/2011.........  $10.03914    $ 9.26316            0
    01/01/2012 to 12/31/2012.........  $ 9.26316    $10.74073            0
    01/01/2013 to 12/31/2013.........  $10.74073    $14.48246            0
    01/01/2014 to 12/31/2014.........  $14.48246    $14.96080            0
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.04604    $ 7.40835       11,419
    01/01/2009 to 12/31/2009.........  $ 7.40835    $ 9.02504       10,808
    01/01/2010 to 12/31/2010.........  $ 9.02504    $ 9.87813       10,454
    01/01/2011 to 12/31/2011.........  $ 9.87813    $ 9.88621        9,958
    01/01/2012 to 12/31/2012.........  $ 9.88621    $11.01074        9,526
    01/01/2013 to 12/31/2013.........  $11.01074    $12.62408        8,449
    01/01/2014 to 12/31/2014.........  $12.62408    $13.11675        8,015
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.02831    $ 5.40479            0
    01/01/2009 to 12/31/2009.........  $ 5.40479    $ 6.56594            0
    01/01/2010 to 12/31/2010.........  $ 6.56594    $ 7.29663            0
    01/01/2011 to 12/31/2011.........  $ 7.29663    $ 7.04313            0
    01/01/2012 to 12/31/2012.........  $ 7.04313    $ 8.10361            0
    01/01/2013 to 12/31/2013.........  $ 8.10361    $10.31294            0
    01/01/2014 to 12/31/2014.........  $10.31294    $10.87604            0
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.62217    $ 5.87234            0
    01/01/2009 to 12/31/2009.........  $ 5.87234    $ 8.83842            0
    01/01/2010 to 12/31/2010.........  $ 8.83842    $10.04478            0
    01/01/2011 to 12/31/2011.........  $10.04478    $ 9.69047            0
    01/01/2012 to 12/31/2012.........  $ 9.69047    $11.18137            0
    01/01/2013 to 12/31/2013.........  $11.18137    $15.80336            0
    01/01/2014 to 12/31/2014.........  $15.80336    $16.80250            0
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2008* to 12/31/2008........  $12.04239    $ 5.70792            0
    01/01/2009 to 12/31/2009.........  $ 5.70792    $ 8.36558            0
    01/01/2010 to 12/31/2010.........  $ 8.36558    $ 9.88866            0
    01/01/2011 to 12/31/2011.........  $ 9.88866    $ 8.25662            0
    01/01/2012 to 12/31/2012.........  $ 8.25662    $ 8.39532            0
    01/01/2013 to 12/31/2013.........  $ 8.39532    $ 9.50576            0
    01/01/2014 to 12/31/2014.........  $ 9.50576    $ 8.54825            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $11.00386    $10.15023           0
    01/01/2009 to 12/31/2009.........  $10.15023    $11.16740           0
    01/01/2010 to 12/31/2010.........  $11.16740    $11.58840           0
    01/01/2011 to 12/31/2011.........  $11.58840    $11.84135           0
    01/01/2012 to 12/31/2012.........  $11.84135    $12.22719           0
    01/01/2013 to 12/31/2013.........  $12.22719    $11.54856           0
    01/01/2014 to 12/31/2014.........  $11.54856    $11.39596           0
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.75396    $ 5.85729           0
    01/01/2009 to 12/31/2009.........  $ 5.85729    $ 7.38209           0
    01/01/2010 to 12/31/2010.........  $ 7.38209    $ 8.30457           0
    01/01/2011 to 12/31/2011.........  $ 8.30457    $ 7.86811           0
    01/01/2012 to 12/31/2012.........  $ 7.86811    $ 8.57088           0
    01/01/2013 to 12/31/2013.........  $ 8.57088    $10.13537           0
    01/01/2014 to 12/31/2014.........  $10.13537    $10.49356           0
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.23168    $ 9.28051           0
    01/01/2009 to 12/31/2009.........  $ 9.28051    $10.16632           0
    01/01/2010 to 12/31/2010.........  $10.16632    $10.75449           0
    01/01/2011 to 12/31/2011.........  $10.75449    $11.18976           0
    01/01/2012 to 12/31/2012.........  $11.18976    $11.84280           0
    01/01/2013 to 12/31/2013.........  $11.84280    $11.44813           0
    01/01/2014 to 12/31/2014.........  $11.44813    $12.04292           0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07805    $ 6.63304       1,274
    01/01/2009 to 12/31/2009.........  $ 6.63304    $ 8.46619       1,271
    01/01/2010 to 12/31/2010.........  $ 8.46619    $ 9.15895       3,373
    01/01/2011 to 12/31/2011.........  $ 9.15895    $ 8.83797       1,944
    01/01/2012 to 09/21/2012.........  $ 8.83797    $ 9.88555           0

* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

   ACCUMULATION UNIT VALUES: COMBINATION 5% ROLL UP AND HAV DEATH BENEFIT OR
                                    HIGHEST
                       DAILY VALUE DEATH BENEFIT (2.05%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09167    $ 6.95840        9,754
    01/01/2009 to 12/31/2009.........  $ 6.95840    $ 8.47922        9,750
    01/01/2010 to 12/31/2010.........  $ 8.47922    $ 9.30273        9,746
    01/01/2011 to 12/31/2011.........  $ 9.30273    $ 8.87357        9,742
    01/01/2012 to 12/31/2012.........  $ 8.87357    $ 9.78743        9,738
    01/01/2013 to 12/31/2013.........  $ 9.78743    $10.54711            0
    01/01/2014 to 12/31/2014.........  $10.54711    $10.72953            0
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.31784    $ 7.20030            0
    01/01/2009 to 12/31/2009.........  $ 7.20030    $ 8.90401            0
    01/01/2010 to 12/31/2010.........  $ 8.90401    $ 9.92086            0
    01/01/2011 to 12/31/2011.........  $ 9.92086    $ 9.73249            0
    01/01/2012 to 12/31/2012.........  $ 9.73249    $10.83804            0
    01/01/2013 to 12/31/2013.........  $10.83804    $12.37838            0
    01/01/2014 to 12/31/2014.........  $12.37838    $12.87024            0
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.09781    $ 6.10266            0
    01/01/2009 to 12/31/2009.........  $ 6.10266    $ 7.04277            0
    01/01/2010 to 12/31/2010.........  $ 7.04277    $ 7.85667            0
    01/01/2011 to 12/31/2011.........  $ 7.85667    $ 7.97378            0
    01/01/2012 to 05/04/2012.........  $ 7.97378    $ 8.65301            0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.19410    $ 7.28529       34,181
    01/01/2009 to 12/31/2009.........  $ 7.28529    $ 8.80182       32,694
    01/01/2010 to 12/31/2010.........  $ 8.80182    $ 9.68687       32,282
    01/01/2011 to 12/31/2011.........  $ 9.68687    $ 9.37698       27,024
    01/01/2012 to 12/31/2012.........  $ 9.37698    $10.33423       30,337
    01/01/2013 to 12/31/2013.........  $10.33423    $11.91340       30,618
    01/01/2014 to 12/31/2014.........  $11.91340    $12.43499       30,430
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99833    $ 9.14427            0
    01/01/2012 to 12/31/2012.........  $ 9.14427    $10.02582            0
    01/01/2013 to 12/31/2013.........  $10.02582    $10.89039            0
    01/01/2014 to 12/31/2014.........  $10.89039    $11.19364            0
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99833    $10.47384            0
    01/01/2014 to 12/31/2014.........  $10.47384    $10.63040            0
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14510    $10.29541            0
    01/01/2010 to 12/31/2010.........  $10.29541    $11.47285            0
    01/01/2011 to 12/31/2011.........  $11.47285    $10.58217            0
    01/01/2012 to 12/31/2012.........  $10.58217    $11.74116            0
    01/01/2013 to 12/31/2013.........  $11.74116    $15.12110            0
    01/01/2014 to 12/31/2014.........  $15.12110    $16.33798            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.98368    $ 6.63191       39,493
    01/01/2009 to 12/31/2009.........  $ 6.63191    $ 8.14461       37,870
    01/01/2010 to 12/31/2010.........  $ 8.14461    $ 9.04836       37,418
    01/01/2011 to 12/31/2011.........  $ 9.04836    $ 8.65150       31,679
    01/01/2012 to 12/31/2012.........  $ 8.65150    $ 9.64050       35,293
    01/01/2013 to 12/31/2013.........  $ 9.64050    $11.58920       35,598
    01/01/2014 to 12/31/2014.........  $11.58920    $12.15045       35,392
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99833    $11.62636            0
    01/01/2014 to 12/31/2014.........  $11.62636    $12.94300            0
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.45499    $ 5.95221            0
    01/01/2009 to 12/31/2009.........  $ 5.95221    $ 7.69467            0
    01/01/2010 to 12/31/2010.........  $ 7.69467    $ 9.70334            0
    01/01/2011 to 12/31/2011.........  $ 9.70334    $10.13514            0
    01/01/2012 to 12/31/2012.........  $10.13514    $11.45511            0
    01/01/2013 to 12/31/2013.........  $11.45511    $11.57631            0
    01/01/2014 to 12/31/2014.........  $11.57631    $14.85018            0
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    05/01/2008* to 07/18/2008........  $ 8.66505    $ 8.06573            0
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99833    $ 9.66505            0
    01/01/2014 to 12/31/2014.........  $ 9.66505    $ 9.95386            0
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.04705    $ 6.68384            0
    01/01/2009 to 12/31/2009.........  $ 6.68384    $ 8.11147            0
    01/01/2010 to 12/31/2010.........  $ 8.11147    $ 9.09004            0
    01/01/2011 to 12/31/2011.........  $ 9.09004    $ 8.77343            0
    01/01/2012 to 12/31/2012.........  $ 8.77343    $ 9.51100            0
    01/01/2013 to 12/31/2013.........  $ 9.51100    $10.69533            0
    01/01/2014 to 12/31/2014.........  $10.69533    $10.81049            0
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10350    $ 7.48840        3,694
    01/01/2009 to 12/31/2009.........  $ 7.48840    $ 8.89552        3,516
    01/01/2010 to 12/31/2010.........  $ 8.89552    $ 9.87800        3,419
    01/01/2011 to 12/31/2011.........  $ 9.87800    $ 9.44029        2,138
    01/01/2012 to 12/31/2012.........  $ 9.44029    $10.51136        2,269
    01/01/2013 to 12/31/2013.........  $10.51136    $12.28000        3,003
    01/01/2014 to 12/31/2014.........  $12.28000    $12.72100        2,979
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99834    $ 7.46060            0
    01/01/2009 to 11/13/2009.........  $ 7.46060    $ 8.31761            0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99833    $10.72145            0
    01/01/2013 to 12/31/2013.........  $10.72145    $13.07686            0
    01/01/2014 to 12/31/2014.........  $13.07686    $13.22094            0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99833    $10.78954            0
    01/01/2014 to 12/31/2014.........  $10.78954    $10.84302            0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17501    $ 6.10331            0
    01/01/2009 to 12/31/2009.........  $ 6.10331    $ 8.07965            0
    01/01/2010 to 12/31/2010.........  $ 8.07965    $ 9.51634            0
    01/01/2011 to 12/31/2011.........  $ 9.51634    $ 8.85532            0
    01/01/2012 to 12/31/2012.........  $ 8.85532    $11.00272            0
    01/01/2013 to 12/31/2013.........  $11.00272    $11.24996            0
    01/01/2014 to 12/31/2014.........  $11.24996    $12.55848            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.98328    $ 6.08363         0
    01/01/2009 to 12/31/2009.........  $ 6.08363    $ 8.90595         0
    01/01/2010 to 12/31/2010.........  $ 8.90595    $ 9.62459         0
    01/01/2011 to 12/31/2011.........  $ 9.62459    $ 9.05797         0
    01/01/2012 to 12/31/2012.........  $ 9.05797    $10.62966         0
    01/01/2013 to 12/31/2013.........  $10.62966    $13.51345         0
    01/01/2014 to 02/07/2014.........  $13.51345    $13.28902         0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.33831    $ 5.92286         0
    01/01/2009 to 12/31/2009.........  $ 5.92286    $ 6.91739         0
    01/01/2010 to 12/31/2010.........  $ 6.91739    $ 7.65179         0
    01/01/2011 to 12/31/2011.........  $ 7.65179    $ 7.08422         0
    01/01/2012 to 12/31/2012.........  $ 7.08422    $ 8.30676         0
    01/01/2013 to 12/31/2013.........  $ 8.30676    $10.86994         0
    01/01/2014 to 12/31/2014.........  $10.86994    $12.05000         0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.32267    $ 6.03967         0
    01/01/2009 to 12/31/2009.........  $ 6.03967    $ 9.29716         0
    01/01/2010 to 12/31/2010.........  $ 9.29716    $10.91632         0
    01/01/2011 to 12/31/2011.........  $10.91632    $10.37857         0
    01/01/2012 to 12/31/2012.........  $10.37857    $12.16413         0
    01/01/2013 to 12/31/2013.........  $12.16413    $15.75651         0
    01/01/2014 to 12/31/2014.........  $15.75651    $17.21944         0
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08918    $ 7.59707         0
    01/01/2009 to 12/31/2009.........  $ 7.59707    $ 9.18496         0
    01/01/2010 to 12/31/2010.........  $ 9.18496    $10.04404         0
    01/01/2011 to 12/31/2011.........  $10.04404    $ 9.79245         0
    01/01/2012 to 12/31/2012.........  $ 9.79245    $10.56711         0
    01/01/2013 to 12/31/2013.........  $10.56711    $11.37147         0
    01/01/2014 to 12/31/2014.........  $11.37147    $11.59309         0
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03322    $ 7.62675         0
    01/01/2009 to 12/31/2009.........  $ 7.62675    $ 9.47971         0
    01/01/2010 to 12/31/2010.........  $ 9.47971    $11.77554         0
    01/01/2011 to 12/31/2011.........  $11.77554    $11.68924         0
    01/01/2012 to 12/31/2012.........  $11.68924    $13.25089         0
    01/01/2013 to 12/31/2013.........  $13.25089    $18.02396         0
    01/01/2014 to 12/31/2014.........  $18.02396    $18.93266         0
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.34515    $ 6.02011         0
    01/01/2009 to 12/31/2009.........  $ 6.02011    $ 6.97614         0
    01/01/2010 to 12/31/2010.........  $ 6.97614    $ 7.68640         0
    01/01/2011 to 12/31/2011.........  $ 7.68640    $ 7.49484         0
    01/01/2012 to 12/31/2012.........  $ 7.49484    $ 8.32802         0
    01/01/2013 to 12/31/2013.........  $ 8.32802    $10.98647         0
    01/01/2014 to 12/31/2014.........  $10.98647    $10.93317         0
 AST HIGH YIELD PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.59977    $ 7.66726         0
    01/01/2009 to 12/31/2009.........  $ 7.66726    $10.18418         0
    01/01/2010 to 12/31/2010.........  $10.18418    $11.32643         0
    01/01/2011 to 12/31/2011.........  $11.32643    $11.45106         0
    01/01/2012 to 12/31/2012.........  $11.45106    $12.77713         0
    01/01/2013 to 12/31/2013.........  $12.77713    $13.41911         0
    01/01/2014 to 12/31/2014.........  $13.41911    $13.48545         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.49217    $ 5.39052            0
    01/01/2009 to 12/31/2009.........  $ 5.39052    $ 7.14599            0
    01/01/2010 to 12/31/2010.........  $ 7.14599    $ 8.01738            0
    01/01/2011 to 12/31/2011.........  $ 8.01738    $ 6.84083            0
    01/01/2012 to 12/31/2012.........  $ 6.84083    $ 8.06829            0
    01/01/2013 to 12/31/2013.........  $ 8.06829    $ 9.41261            0
    01/01/2014 to 12/31/2014.........  $ 9.41261    $ 8.71358            0
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.87627    $ 5.73777            0
    01/01/2009 to 12/31/2009.........  $ 5.73777    $ 7.33715            0
    01/01/2010 to 12/31/2010.........  $ 7.33715    $ 7.98646            0
    01/01/2011 to 12/31/2011.........  $ 7.98646    $ 6.84390            0
    01/01/2012 to 12/31/2012.........  $ 6.84390    $ 7.82451            0
    01/01/2013 to 12/31/2013.........  $ 7.82451    $ 9.15969            0
    01/01/2014 to 12/31/2014.........  $ 9.15969    $ 8.37372            0
 AST INVESTMENT GRADE BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.02948    $10.76372       15,338
    01/01/2009 to 12/31/2009.........  $10.76372    $11.73945       15,228
    01/01/2010 to 12/31/2010.........  $11.73945    $12.74685       15,123
    01/01/2011 to 12/31/2011.........  $12.74685    $14.04526       21,493
    01/01/2012 to 12/31/2012.........  $14.04526    $15.05618       16,171
    01/01/2013 to 12/31/2013.........  $15.05618    $14.28379       14,806
    01/01/2014 to 12/31/2014.........  $14.28379    $14.93836       14,689
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11169    $ 7.12215            0
    01/01/2009 to 12/31/2009.........  $ 7.12215    $ 8.83997            0
    01/01/2010 to 12/31/2010.........  $ 8.83997    $ 9.85897            0
    01/01/2011 to 12/31/2011.........  $ 9.85897    $ 9.60589            0
    01/01/2012 to 12/31/2012.........  $ 9.60589    $10.69089            0
    01/01/2013 to 12/31/2013.........  $10.69089    $12.18146            0
    01/01/2014 to 12/31/2014.........  $12.18146    $12.69619            0
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.05911    $ 5.93225            0
    01/01/2009 to 12/31/2009.........  $ 5.93225    $ 7.89870            0
    01/01/2010 to 12/31/2010.........  $ 7.89870    $ 8.29487            0
    01/01/2011 to 12/31/2011.........  $ 8.29487    $ 7.38440            0
    01/01/2012 to 12/31/2012.........  $ 7.38440    $ 8.82094            0
    01/01/2013 to 12/31/2013.........  $ 8.82094    $ 9.97119            0
    01/01/2014 to 12/31/2014.........  $ 9.97119    $ 9.14860            0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.21432    $ 7.81330        4,187
    01/01/2009 to 12/31/2009.........  $ 7.81330    $ 9.34193        4,185
    01/01/2010 to 12/31/2010.........  $ 9.34193    $ 9.82397        4,183
    01/01/2011 to 12/31/2011.........  $ 9.82397    $ 9.64904        4,181
    01/01/2012 to 12/31/2012.........  $ 9.64904    $10.46805        4,179
    01/01/2013 to 12/31/2013.........  $10.46805    $11.38919        4,177
    01/01/2014 to 12/31/2014.........  $11.38919    $11.76809        4,175
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08372    $10.28562            0
    01/01/2010 to 12/31/2010.........  $10.28562    $11.21934            0
    01/01/2011 to 12/31/2011.........  $11.21934    $11.06680            0
    01/01/2012 to 12/31/2012.........  $11.06680    $12.49072            0
    01/01/2013 to 12/31/2013.........  $12.49072    $16.70621            0
    01/01/2014 to 12/31/2014.........  $16.70621    $17.92593            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.14825    $ 5.47298         0
    01/01/2009 to 12/31/2009.........  $ 5.47298    $ 6.40509         0
    01/01/2010 to 12/31/2010.........  $ 6.40509    $ 7.10207         0
    01/01/2011 to 12/31/2011.........  $ 7.10207    $ 6.66818         0
    01/01/2012 to 12/31/2012.........  $ 6.66818    $ 7.63712         0
    01/01/2013 to 12/31/2013.........  $ 7.63712    $10.46661         0
    01/01/2014 to 12/31/2014.........  $10.46661    $11.66592         0
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.97748    $ 5.96762         0
    01/01/2009 to 12/31/2009.........  $ 5.96762    $ 7.58771         0
    01/01/2010 to 12/31/2010.........  $ 7.58771    $ 8.90369         0
    01/01/2011 to 12/31/2011.........  $ 8.90369    $ 8.64509         0
    01/01/2012 to 12/31/2012.........  $ 8.64509    $ 9.50995         0
    01/01/2013 to 12/31/2013.........  $ 9.50995    $12.73036         0
    01/01/2014 to 12/31/2014.........  $12.73036    $13.79522         0
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.37541    $ 7.80849         0
    01/01/2009 to 12/31/2009.........  $ 7.80849    $10.29913         0
    01/01/2010 to 12/31/2010.........  $10.29913    $11.44587         0
    01/01/2011 to 12/31/2011.........  $11.44587    $12.35676         0
    01/01/2012 to 12/31/2012.........  $12.35676    $12.82574         0
    01/01/2013 to 12/31/2013.........  $12.82574    $12.31629         0
    01/01/2014 to 12/31/2014.........  $12.31629    $12.83958         0
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.16699    $ 6.73798         0
    01/01/2009 to 12/31/2009.........  $ 6.73798    $ 8.68271         0
    01/01/2010 to 12/31/2010.........  $ 8.68271    $ 9.53313         0
    01/01/2011 to 12/31/2011.........  $ 9.53313    $ 9.04886         0
    01/01/2012 to 12/31/2012.........  $ 9.04886    $10.91281         0
    01/01/2013 to 12/31/2013.........  $10.91281    $13.64828         0
    01/01/2014 to 12/31/2014.........  $13.64828    $13.85926         0
 AST MFS GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.37125    $ 6.70908         0
    01/01/2009 to 12/31/2009.........  $ 6.70908    $ 8.17193         0
    01/01/2010 to 12/31/2010.........  $ 8.17193    $ 9.03125         0
    01/01/2011 to 12/31/2011.........  $ 9.03125    $ 8.79724         0
    01/01/2012 to 12/31/2012.........  $ 8.79724    $10.09267         0
    01/01/2013 to 12/31/2013.........  $10.09267    $13.51976         0
    01/01/2014 to 12/31/2014.........  $13.51976    $14.40166         0
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99833    $10.18289         0
    01/01/2013 to 12/31/2013.........  $10.18289    $13.42098         0
    01/01/2014 to 12/31/2014.........  $13.42098    $14.49460         0
 AST MID-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.74190    $ 5.90256         0
    01/01/2009 to 12/31/2009.........  $ 5.90256    $ 8.03284         0
    01/01/2010 to 12/31/2010.........  $ 8.03284    $ 9.72970         0
    01/01/2011 to 12/31/2011.........  $ 9.72970    $ 9.20515         0
    01/01/2012 to 12/31/2012.........  $ 9.20515    $10.68028         0
    01/01/2013 to 12/31/2013.........  $10.68028    $13.85788         0
    01/01/2014 to 12/31/2014.........  $13.85788    $15.61189         0
 AST MONEY MARKET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.15610    $10.15986         0
    01/01/2009 to 12/31/2009.........  $10.15986    $ 9.98007         0
    01/01/2010 to 12/31/2010.........  $ 9.98007    $ 9.78178         0
    01/01/2011 to 12/31/2011.........  $ 9.78178    $ 9.58745         0
    01/01/2012 to 12/31/2012.........  $ 9.58745    $ 9.39506         0
    01/01/2013 to 12/31/2013.........  $ 9.39506    $ 9.20606         0
    01/01/2014 to 12/31/2014.........  $ 9.20606    $ 9.02085         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.64836    $ 5.66381         0
    01/01/2009 to 12/31/2009.........  $ 5.66381    $ 7.80555         0
    01/01/2010 to 12/31/2010.........  $ 7.80555    $ 9.44104         0
    01/01/2011 to 12/31/2011.........  $ 9.44104    $ 9.02150         0
    01/01/2012 to 12/31/2012.........  $ 9.02150    $10.35381         0
    01/01/2013 to 12/31/2013.........  $10.35381    $14.40749         0
    01/01/2014 to 12/31/2014.........  $14.40749    $16.12950         0
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02824    $10.06433         0
    01/01/2012 to 12/31/2012.........  $10.06433    $10.34202         0
    01/01/2013 to 12/31/2013.........  $10.34202    $ 9.84692         0
    01/01/2014 to 12/31/2014.........  $ 9.84692    $10.14588         0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.54076    $ 5.83794         0
    01/01/2009 to 12/31/2009.........  $ 5.83794    $ 7.42465         0
    01/01/2010 to 12/31/2010.........  $ 7.42465    $ 9.36168         0
    01/01/2011 to 12/31/2011.........  $ 9.36168    $ 9.32824         0
    01/01/2012 to 12/31/2012.........  $ 9.32824    $10.27209         0
    01/01/2013 to 12/31/2013.........  $10.27209    $13.34799         0
    01/01/2014 to 12/31/2014.........  $13.34799    $14.11785         0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.14770    $ 6.31826         0
    01/01/2009 to 12/31/2009.........  $ 6.31826    $ 7.58806         0
    01/01/2010 to 12/31/2010.........  $ 7.58806    $ 8.94249         0
    01/01/2011 to 04/29/2011.........  $ 8.94249    $10.01838         0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99833    $10.29788         0
    01/01/2013 to 12/31/2013.........  $10.29788    $11.99940         0
    01/01/2014 to 12/31/2014.........  $11.99940    $12.36220         0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10108    $ 5.56461         0
    01/01/2009 to 12/31/2009.........  $ 5.56461    $ 9.07937         0
    01/01/2010 to 12/31/2010.........  $ 9.07937    $10.87803         0
    01/01/2011 to 12/31/2011.........  $10.87803    $ 8.49858         0
    01/01/2012 to 12/31/2012.........  $ 8.49858    $ 9.82043         0
    01/01/2013 to 12/31/2013.........  $ 9.82043    $ 9.64429         0
    01/01/2014 to 12/31/2014.........  $ 9.64429    $ 9.00768         0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.50266    $10.23374         0
    01/01/2009 to 12/31/2009.........  $10.23374    $11.05362         0
    01/01/2010 to 12/31/2010.........  $11.05362    $11.25358         0
    01/01/2011 to 12/31/2011.........  $11.25358    $11.27536         0
    01/01/2012 to 12/31/2012.........  $11.27536    $11.56690         0
    01/01/2013 to 12/31/2013.........  $11.56690    $11.08784         0
    01/01/2014 to 12/31/2014.........  $11.08784    $10.85416         0
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.85614    $10.14131         0
    01/01/2009 to 12/31/2009.........  $10.14131    $11.57959         0
    01/01/2010 to 12/31/2010.........  $11.57959    $12.22242         0
    01/01/2011 to 12/31/2011.........  $12.22242    $12.35763         0
    01/01/2012 to 12/31/2012.........  $12.35763    $13.23741         0
    01/01/2013 to 12/31/2013.........  $13.23741    $12.73274         0
    01/01/2014 to 12/31/2014.........  $12.73274    $13.00448         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.40756    $ 8.26681           0
    01/01/2009 to 12/31/2009.........  $ 8.26681    $ 9.72368           0
    01/01/2010 to 12/31/2010.........  $ 9.72368    $10.53541           0
    01/01/2011 to 12/31/2011.........  $10.53541    $10.42659           0
    01/01/2012 to 12/31/2012.........  $10.42659    $11.27638           0
    01/01/2013 to 12/31/2013.........  $11.27638    $12.06750           0
    01/01/2014 to 12/31/2014.........  $12.06750    $12.50762           0
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01825    $10.06423           0
    01/01/2012 to 12/31/2012.........  $10.06423    $10.56250           0
    01/01/2013 to 12/31/2013.........  $10.56250    $10.11060           0
    01/01/2014 to 12/31/2014.........  $10.11060    $10.50771           0
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.19308    $ 6.12822       4,079
    01/01/2009 to 12/31/2009.........  $ 6.12822    $ 7.56470       4,077
    01/01/2010 to 12/31/2010.........  $ 7.56470    $ 8.82241       4,075
    01/01/2011 to 12/31/2011.........  $ 8.82241    $ 8.10790       4,073
    01/01/2012 to 12/31/2012.........  $ 8.10790    $ 8.97108       4,071
    01/01/2013 to 12/31/2013.........  $ 8.97108    $10.28725       4,069
    01/01/2014 to 12/31/2014.........  $10.28725    $11.00750       4,068
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.28723    $ 5.84517           0
    01/01/2009 to 12/31/2009.........  $ 5.84517    $ 6.97752           0
    01/01/2010 to 12/31/2010.........  $ 6.97752    $ 7.86618           0
    01/01/2011 to 12/31/2011.........  $ 7.86618    $ 7.97470           0
    01/01/2012 to 12/31/2012.........  $ 7.97470    $ 9.28345           0
    01/01/2013 to 12/31/2013.........  $ 9.28345    $12.04669           0
    01/01/2014 to 12/31/2014.........  $12.04669    $13.83630           0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99833    $ 8.87790           0
    01/01/2012 to 12/31/2012.........  $ 8.87790    $ 9.84364           0
    01/01/2013 to 12/31/2013.........  $ 9.84364    $11.80609           0
    01/01/2014 to 12/31/2014.........  $11.80609    $12.32065           0
 AST RCM WORLD TRENDS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08099    $ 7.32855           0
    01/01/2009 to 12/31/2009.........  $ 7.32855    $ 8.86066           0
    01/01/2010 to 12/31/2010.........  $ 8.86066    $ 9.71730           0
    01/01/2011 to 12/31/2011.........  $ 9.71730    $ 9.34912           0
    01/01/2012 to 12/31/2012.........  $ 9.34912    $10.10267           0
    01/01/2013 to 12/31/2013.........  $10.10267    $11.13092           0
    01/01/2014 to 12/31/2014.........  $11.13092    $11.46754           0
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09917    $ 6.68121           0
    01/01/2009 to 12/31/2009.........  $ 6.68121    $ 8.30455           0
    01/01/2010 to 12/31/2010.........  $ 8.30455    $ 9.30456           0
    01/01/2011 to 12/31/2011.........  $ 9.30456    $ 8.89993           0
    01/01/2012 to 12/31/2012.........  $ 8.89993    $10.10741           0
    01/01/2013 to 12/31/2013.........  $10.10741    $11.69278           0
    01/01/2014 to 12/31/2014.........  $11.69278    $12.07998           0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.14329    $ 7.11566           0
    01/01/2009 to 12/31/2009.........  $ 7.11566    $ 8.88396           0
    01/01/2010 to 12/31/2010.........  $ 8.88396    $ 9.73371           0
    01/01/2011 to 12/31/2011.........  $ 9.73371    $ 9.21575           0
    01/01/2012 to 12/31/2012.........  $ 9.21575    $10.03587           0
    01/01/2013 to 12/31/2013.........  $10.03587    $11.25006           0
    01/01/2014 to 12/31/2014.........  $11.25006    $11.35840           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.14872    $ 5.58734         0
    01/01/2009 to 12/31/2009.........  $ 5.58734    $ 7.26320         0
    01/01/2010 to 12/31/2010.........  $ 7.26320    $ 9.43359         0
    01/01/2011 to 12/31/2011.........  $ 9.43359    $ 8.03200         0
    01/01/2012 to 12/31/2012.........  $ 8.03200    $ 9.45006         0
    01/01/2013 to 12/31/2013.........  $ 9.45006    $13.03915         0
    01/01/2014 to 12/31/2014.........  $13.03915    $13.40811         0
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.45991    $ 6.27758         0
    01/01/2009 to 12/31/2009.........  $ 6.27758    $ 8.23708         0
    01/01/2010 to 12/31/2010.........  $ 8.23708    $11.01097         0
    01/01/2011 to 12/31/2011.........  $11.01097    $10.68410         0
    01/01/2012 to 12/31/2012.........  $10.68410    $11.74348         0
    01/01/2013 to 12/31/2013.........  $11.74348    $15.55486         0
    01/01/2014 to 12/31/2014.........  $15.55486    $15.82407         0
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.34299    $ 6.50117         0
    01/01/2009 to 12/31/2009.........  $ 6.50117    $ 8.09044         0
    01/01/2010 to 12/31/2010.........  $ 8.09044    $ 9.98848         0
    01/01/2011 to 12/31/2011.........  $ 9.98848    $ 9.20281         0
    01/01/2012 to 12/31/2012.........  $ 9.20281    $10.65498         0
    01/01/2013 to 12/31/2013.........  $10.65498    $14.34573         0
    01/01/2014 to 12/31/2014.........  $14.34573    $14.79762         0
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.03487    $ 7.39293         0
    01/01/2009 to 12/31/2009.........  $ 7.39293    $ 8.99286         0
    01/01/2010 to 12/31/2010.........  $ 8.99286    $ 9.82856         0
    01/01/2011 to 12/31/2011.........  $ 9.82856    $ 9.82215         0
    01/01/2012 to 12/31/2012.........  $ 9.82215    $10.92322         0
    01/01/2013 to 12/31/2013.........  $10.92322    $12.50531         0
    01/01/2014 to 12/31/2014.........  $12.50531    $12.97421         0
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.01817    $ 5.39349         0
    01/01/2009 to 12/31/2009.........  $ 5.39349    $ 6.54268         0
    01/01/2010 to 12/31/2010.........  $ 6.54268    $ 7.26021         0
    01/01/2011 to 12/31/2011.........  $ 7.26021    $ 6.99775         0
    01/01/2012 to 12/31/2012.........  $ 6.99775    $ 8.03957         0
    01/01/2013 to 12/31/2013.........  $ 8.03957    $10.21645         0
    01/01/2014 to 12/31/2014.........  $10.21645    $10.75840         0
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.61138    $ 5.85995         0
    01/01/2009 to 12/31/2009.........  $ 5.85995    $ 8.80681         0
    01/01/2010 to 12/31/2010.........  $ 8.80681    $ 9.99409         0
    01/01/2011 to 12/31/2011.........  $ 9.99409    $ 9.62730         0
    01/01/2012 to 12/31/2012.........  $ 9.62730    $11.09198         0
    01/01/2013 to 12/31/2013.........  $11.09198    $15.65412         0
    01/01/2014 to 12/31/2014.........  $15.65412    $16.61932         0
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2008* to 12/31/2008........  $12.02884    $ 5.69590         0
    01/01/2009 to 12/31/2009.........  $ 5.69590    $ 8.33567         0
    01/01/2010 to 12/31/2010.........  $ 8.33567    $ 9.83861         0
    01/01/2011 to 12/31/2011.........  $ 9.83861    $ 8.20262         0
    01/01/2012 to 12/31/2012.........  $ 8.20262    $ 8.32806         0
    01/01/2013 to 12/31/2013.........  $ 8.32806    $ 9.41568         0
    01/01/2014 to 12/31/2014.........  $ 9.41568    $ 8.45483         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.99163    $10.12903         0
    01/01/2009 to 12/31/2009.........  $10.12903    $11.12771         0
    01/01/2010 to 12/31/2010.........  $11.12771    $11.53023         0
    01/01/2011 to 12/31/2011.........  $11.53023    $11.76456         0
    01/01/2012 to 12/31/2012.........  $11.76456    $12.12994         0
    01/01/2013 to 12/31/2013.........  $12.12994    $11.43979         0
    01/01/2014 to 12/31/2014.........  $11.43979    $11.27203         0
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.74301    $ 5.84493         0
    01/01/2009 to 12/31/2009.........  $ 5.84493    $ 7.35571         0
    01/01/2010 to 12/31/2010.........  $ 7.35571    $ 8.26275         0
    01/01/2011 to 12/31/2011.........  $ 8.26275    $ 7.81701         0
    01/01/2012 to 12/31/2012.........  $ 7.81701    $ 8.50261         0
    01/01/2013 to 12/31/2013.........  $ 8.50261    $10.03984         0
    01/01/2014 to 12/31/2014.........  $10.03984    $10.37938         0
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.22474    $ 9.26506         0
    01/01/2009 to 12/31/2009.........  $ 9.26506    $10.13453         0
    01/01/2010 to 12/31/2010.........  $10.13453    $10.70508         0
    01/01/2011 to 12/31/2011.........  $10.70508    $11.12207         0
    01/01/2012 to 12/31/2012.........  $11.12207    $11.75382         0
    01/01/2013 to 12/31/2013.........  $11.75382    $11.34539         0
    01/01/2014 to 12/31/2014.........  $11.34539    $11.91727         0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07801    $ 6.62654         0
    01/01/2009 to 12/31/2009.........  $ 6.62654    $ 8.44546         0
    01/01/2010 to 12/31/2010.........  $ 8.44546    $ 9.12305         0
    01/01/2011 to 12/31/2011.........  $ 9.12305    $ 8.79046         0
    01/01/2012 to 09/21/2012.........  $ 8.79046    $ 9.82183         0

* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY (2.15%) OR
                      TRUEACCUMULATION HD 60 BPS (2.15%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09267    $10.41271       35,396
    01/01/2008 to 12/31/2008.........  $10.41271    $ 6.94873       34,874
    01/01/2009 to 12/31/2009.........  $ 6.94873    $ 8.45915       35,623
    01/01/2010 to 12/31/2010.........  $ 8.45915    $ 9.27164       34,344
    01/01/2011 to 12/31/2011.........  $ 9.27164    $ 8.83518       29,529
    01/01/2012 to 12/31/2012.........  $ 8.83518    $ 9.73553       26,034
    01/01/2013 to 12/31/2013.........  $ 9.73553    $10.48083       24,409
    01/01/2014 to 12/31/2014.........  $10.48083    $10.65162       22,190
 AST ADVANCED STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.11432    $10.46348        4,423
    01/01/2008 to 12/31/2008.........  $10.46348    $ 7.19022       26,254
    01/01/2009 to 12/31/2009.........  $ 7.19022    $ 8.88280       26,597
    01/01/2010 to 12/31/2010.........  $ 8.88280    $ 9.88751       26,810
    01/01/2011 to 12/31/2011.........  $ 9.88751    $ 9.69030       25,465
    01/01/2012 to 12/31/2012.........  $ 9.69030    $10.78050       25,475
    01/01/2013 to 12/31/2013.........  $10.78050    $12.30055       25,569
    01/01/2014 to 12/31/2014.........  $12.30055    $12.77671       25,235
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.06574    $ 9.54008            0
    01/01/2008 to 12/31/2008.........  $ 9.54008    $ 6.09416            0
    01/01/2009 to 12/31/2009.........  $ 6.09416    $ 7.02608            0
    01/01/2010 to 12/31/2010.........  $ 7.02608    $ 7.83024            0
    01/01/2011 to 12/31/2011.........  $ 7.83024    $ 7.93915            0
    01/01/2012 to 05/04/2012.........  $ 7.93915    $ 8.61251            0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07644    $10.42324          809
    01/01/2008 to 12/31/2008.........  $10.42324    $ 7.27505        2,024
    01/01/2009 to 12/31/2009.........  $ 7.27505    $ 8.78087        2,410
    01/01/2010 to 12/31/2010.........  $ 8.78087    $ 9.65440          234
    01/01/2011 to 12/31/2011.........  $ 9.65440    $ 9.33634          167
    01/01/2012 to 12/31/2012.........  $ 9.33634    $10.27939            0
    01/01/2013 to 12/31/2013.........  $10.27939    $11.83862            0
    01/01/2014 to 12/31/2014.........  $11.83862    $12.34499            0
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99825    $ 9.13828            0
    01/01/2012 to 12/31/2012.........  $ 9.13828    $10.00949            0
    01/01/2013 to 12/31/2013.........  $10.00949    $10.86195            0
    01/01/2014 to 12/31/2014.........  $10.86195    $11.15348            0
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99825    $10.46679            0
    01/01/2014 to 12/31/2014.........  $10.46679    $10.61279            0
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........  $ 9.99883    $ 9.34869            0
    01/01/2010 to 12/31/2010.........  $ 9.34869    $10.11959            0
    01/01/2011 to 12/31/2011.........  $10.11959    $10.86162            0
    01/01/2012 to 12/31/2012.........  $10.86162    $11.07513            0
    01/01/2013 to 12/31/2013.........  $11.07513    $10.76724            0
    01/01/2014 to 12/31/2014.........  $10.76724    $10.58892            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2018
    05/01/2008* to 12/31/2008........  $10.02960    $12.14003         0
    01/01/2009 to 12/31/2009.........  $12.14003    $11.16508         0
    01/01/2010 to 12/31/2010.........  $11.16508    $12.15234         0
    01/01/2011 to 12/31/2011.........  $12.15234    $13.51223         0
    01/01/2012 to 12/31/2012.........  $13.51223    $13.98313         0
    01/01/2013 to 12/31/2013.........  $13.98313    $13.25816         0
    01/01/2014 to 12/31/2014.........  $13.25816    $13.32424         0
 AST BOND PORTFOLIO 2019
    05/01/2008* to 12/31/2008........  $10.02957    $12.19718         0
    01/01/2009 to 12/31/2009.........  $12.19718    $11.02061         0
    01/01/2010 to 12/31/2010.........  $11.02061    $12.01404         0
    01/01/2011 to 12/31/2011.........  $12.01404    $13.63986         0
    01/01/2012 to 12/31/2012.........  $13.63986    $14.13433         0
    01/01/2013 to 12/31/2013.........  $14.13433    $13.16793         0
    01/01/2014 to 12/31/2014.........  $13.16793    $13.44010         0
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........  $ 9.99883    $ 8.76129         0
    01/01/2010 to 12/31/2010.........  $ 8.76129    $ 9.59251         0
    01/01/2011 to 12/31/2011.........  $ 9.59251    $11.14445         0
    01/01/2012 to 12/31/2012.........  $11.14445    $11.59859         0
    01/01/2013 to 12/31/2013.........  $11.59859    $10.61434         0
    1/01/2014 to 12/31/2014..........  $10.61434    $11.03055         0
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99767    $10.97378         0
    01/01/2011 to 12/31/2011.........  $10.97378    $12.92378         0
    01/01/2012 to 12/31/2012.........  $12.92378    $13.51044         0
    01/01/2013 to 12/31/2013.........  $13.51044    $12.29984         0
    01/01/2014 to 12/31/2014.........  $12.29984    $12.96540         0
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99825    $11.98294         0
    01/01/2012 to 12/31/2012.........  $11.98294    $12.41596         0
    01/01/2013 to 12/31/2013.........  $12.41596    $10.96974         0
    01/01/2014 to 12/31/2014.........  $10.96974    $11.85207         0
 AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012........  $ 9.99767    $10.36624         0
    01/01/2013 to 12/31/2013.........  $10.36624    $ 9.11266         0
    01/01/2014 to 12/31/2014.........  $ 9.11266    $10.04630         0
 AST BOND PORTFOLIO 2024
    01/02/2013* to 12/31/2013........  $ 9.99883    $ 8.72208         0
    01/01/2014 to 12/31/2014.........  $ 8.72208    $ 9.78402         0
 AST BOND PORTFOLIO 2025
    01/02/2014* to 12/31/2014........  $ 9.99883    $11.26750         0
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14502    $10.29407         0
    01/01/2010 to 12/31/2010.........  $10.29407    $11.46010         0
    01/01/2011 to 12/31/2011.........  $11.46010    $10.56011         0
    01/01/2012 to 12/31/2012.........  $10.56011    $11.70522         0
    01/01/2013 to 12/31/2013.........  $11.70522    $15.05996         0
    01/01/2014 to 12/31/2014.........  $15.05996    $16.25595         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.11580    $10.39840       13,061
    01/01/2008 to 12/31/2008.........  $10.39840    $ 6.62275       10,121
    01/01/2009 to 12/31/2009.........  $ 6.62275    $ 8.12532       10,262
    01/01/2010 to 12/31/2010.........  $ 8.12532    $ 9.01791        9,912
    01/01/2011 to 12/31/2011.........  $ 9.01791    $ 8.61387        9,358
    01/01/2012 to 12/31/2012.........  $ 8.61387    $ 9.58918        9,523
    01/01/2013 to 12/31/2013.........  $ 9.58918    $11.51618       10,893
    01/01/2014 to 12/31/2014.........  $11.51618    $12.06198       10,649
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99825    $11.61660            0
    01/01/2014 to 12/31/2014.........  $11.61660    $12.91935            0
 AST COHEN & STEERS REALTY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10554    $ 9.34891            0
    01/01/2008 to 12/31/2008.........  $ 9.34891    $ 5.94381            0
    01/01/2009 to 12/31/2009.........  $ 5.94381    $ 7.67611            0
    01/01/2010 to 12/31/2010.........  $ 7.67611    $ 9.67044            0
    01/01/2011 to 12/31/2011.........  $ 9.67044    $10.09087            0
    01/01/2012 to 12/31/2012.........  $10.09087    $11.39391            0
    01/01/2013 to 12/31/2013.........  $11.39391    $11.50326            0
    01/01/2014 to 12/31/2014.........  $11.50326    $14.74195            0
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12697    $ 8.81696            0
    01/01/2008 to 07/18/2008.........  $ 8.81696    $ 8.05791            0
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99825    $ 9.65850            0
    01/01/2014 to 12/31/2014.........  $ 9.65850    $ 9.93731            0
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08850    $10.40739       25,214
    01/01/2008 to 12/31/2008.........  $10.40739    $ 6.67441        3,299
    01/01/2009 to 12/31/2009.........  $ 6.67441    $ 8.09215        4,185
    01/01/2010 to 12/31/2010.........  $ 8.09215    $ 9.05939        4,777
    01/01/2011 to 12/31/2011.........  $ 9.05939    $ 8.73526        3,040
    01/01/2012 to 12/31/2012.........  $ 8.73526    $ 9.46022        4,251
    01/01/2013 to 12/31/2013.........  $ 9.46022    $10.62780        6,177
    01/01/2014 to 12/31/2014.........  $10.62780    $10.73172        6,710
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10348    $ 7.48351            0
    01/01/2009 to 12/31/2009.........  $ 7.48351    $ 8.88110            0
    01/01/2010 to 12/31/2010.........  $ 8.88110    $ 9.85231            0
    01/01/2011 to 12/31/2011.........  $ 9.85231    $ 9.40654            0
    01/01/2012 to 12/31/2012.........  $ 9.40654    $10.46358            0
    01/01/2013 to 12/31/2013.........  $10.46358    $12.21223            0
    01/01/2014 to 12/31/2014.........  $12.21223    $12.63845            0
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99826    $ 7.45729            0
    01/01/2009 to 11/13/2009.........  $ 7.45729    $ 8.30680            0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99825    $10.71426        1,573
    01/01/2013 to 12/31/2013.........  $10.71426    $13.05529        2,750
    01/01/2014 to 12/31/2014.........  $13.05529    $13.18611        2,392
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99825    $10.78230            0
    01/01/2014 to 12/31/2014.........  $10.78230    $10.82511            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17493    $ 6.10054         0
    01/01/2009 to 12/31/2009.........  $ 6.10054    $ 8.06810         0
    01/01/2010 to 12/31/2010.........  $ 8.06810    $ 9.49352         0
    01/01/2011 to 12/31/2011.........  $ 9.49352    $ 8.82539         0
    01/01/2012 to 12/31/2012.........  $ 8.82539    $10.95482         0
    01/01/2013 to 12/31/2013.........  $10.95482    $11.19008         0
    01/01/2014 to 12/31/2014.........  $11.19008    $12.47946         0
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.13374    $10.38994         0
    01/01/2008 to 12/31/2008.........  $10.38994    $ 6.07511         0
    01/01/2009 to 12/31/2009.........  $ 6.07511    $ 8.88485         0
    01/01/2010 to 12/31/2010.........  $ 8.88485    $ 9.59233         0
    01/01/2011 to 12/31/2011.........  $ 9.59233    $ 9.01882         0
    01/01/2012 to 12/31/2012.........  $ 9.01882    $10.57345         0
    01/01/2013 to 12/31/2013.........  $10.57345    $13.42887         0
    01/01/2014 to 02/07/2014.........  $13.42887    $13.20452         0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07325    $10.18694         0
    01/01/2008 to 12/31/2008.........  $10.18694    $ 5.91450         0
    01/01/2009 to 12/31/2009.........  $ 5.91450    $ 6.90084         0
    01/01/2010 to 12/31/2010.........  $ 6.90084    $ 7.62592         0
    01/01/2011 to 12/31/2011.........  $ 7.62592    $ 7.05340         0
    01/01/2012 to 12/31/2012.........  $ 7.05340    $ 8.26243         0
    01/01/2013 to 12/31/2013.........  $ 8.26243    $10.80129         0
    01/01/2014 to 12/31/2014.........  $10.80129    $11.96215         0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12370    $10.40616         0
    01/01/2008 to 12/31/2008.........  $10.40616    $ 6.03125         0
    01/01/2009 to 12/31/2009.........  $ 6.03125    $ 9.27500         0
    01/01/2010 to 12/31/2010.........  $ 9.27500    $10.87959         0
    01/01/2011 to 12/31/2011.........  $10.87959    $10.33352         0
    01/01/2012 to 12/31/2012.........  $10.33352    $12.09945         0
    01/01/2013 to 12/31/2013.........  $12.09945    $15.65740         0
    01/01/2014 to 12/31/2014.........  $15.65740    $17.09415         0
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08915    $ 7.59215         0
    01/01/2009 to 12/31/2009.........  $ 7.59215    $ 9.16998         0
    01/01/2010 to 12/31/2010.........  $ 9.16998    $10.01776         0
    01/01/2011 to 12/31/2011.........  $10.01776    $ 9.75711         0
    01/01/2012 to 12/31/2012.........  $ 9.75711    $10.51862         0
    01/01/2013 to 12/31/2013.........  $10.51862    $11.30812         0
    01/01/2014 to 12/31/2014.........  $11.30812    $11.51712         0
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03314    $ 7.62330         0
    01/01/2009 to 12/31/2009.........  $ 7.62330    $ 9.46612         0
    01/01/2010 to 12/31/2010.........  $ 9.46612    $11.74715         0
    01/01/2011 to 12/31/2011.........  $11.74715    $11.64964         0
    01/01/2012 to 12/31/2012.........  $11.64964    $13.19294         0
    01/01/2013 to 12/31/2013.........  $13.19294    $17.92767         0
    01/01/2014 to 12/31/2014.........  $17.92767    $18.81311         0
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07750    $ 9.79460         0
    01/01/2008 to 12/31/2008.........  $ 9.79460    $ 6.01165         0
    01/01/2009 to 12/31/2009.........  $ 6.01165    $ 6.95945         0
    01/01/2010 to 12/31/2010.........  $ 6.95945    $ 7.66039         0
    01/01/2011 to 12/31/2011.........  $ 7.66039    $ 7.46234         0
    01/01/2012 to 12/31/2012.........  $ 7.46234    $ 8.28372         0
    01/01/2013 to 12/31/2013.........  $ 8.28372    $10.91728         0
    01/01/2014 to 12/31/2014.........  $10.91728    $10.85357         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HIGH YIELD PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.01055    $10.50463           0
    01/01/2008 to 12/31/2008.........  $10.50463    $ 7.65663           0
    01/01/2009 to 12/31/2009.........  $ 7.65663    $10.16011           0
    01/01/2010 to 12/31/2010.........  $10.16011    $11.28870           0
    01/01/2011 to 12/31/2011.........  $11.28870    $11.40173           0
    01/01/2012 to 12/31/2012.........  $11.40173    $12.70955           0
    01/01/2013 to 12/31/2013.........  $12.70955    $13.33498           0
    01/01/2014 to 12/31/2014.........  $13.33498    $13.38771           0
 AST INTERNATIONAL GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.24160    $11.04912           0
    01/01/2008 to 12/31/2008.........  $11.04912    $ 5.38294           0
    01/01/2009 to 12/31/2009.........  $ 5.38294    $ 7.12895           0
    01/01/2010 to 12/31/2010.........  $ 7.12895    $ 7.99054           0
    01/01/2011 to 12/31/2011.........  $ 7.99054    $ 6.81135           0
    01/01/2012 to 12/31/2012.........  $ 6.81135    $ 8.02550           0
    01/01/2013 to 12/31/2013.........  $ 8.02550    $ 9.35346           0
    01/01/2014 to 12/31/2014.........  $ 9.35346    $ 8.65040           0
 AST INTERNATIONAL VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.18837    $10.45253           0
    01/01/2008 to 12/31/2008.........  $10.45253    $ 5.72969           0
    01/01/2009 to 12/31/2009.........  $ 5.72969    $ 7.31957           0
    01/01/2010 to 12/31/2010.........  $ 7.31957    $ 7.95947           0
    01/01/2011 to 12/31/2011.........  $ 7.95947    $ 6.81400           0
    01/01/2012 to 12/31/2012.........  $ 6.81400    $ 7.78255           0
    01/01/2013 to 12/31/2013.........  $ 7.78255    $ 9.10166           0
    01/01/2014 to 12/31/2014.........  $ 9.10166    $ 8.31254           0
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11166    $ 7.11750           0
    01/01/2009 to 12/31/2009.........  $ 7.11750    $ 8.82554           0
    01/01/2010 to 12/31/2010.........  $ 8.82554    $ 9.83332           0
    01/01/2011 to 12/31/2011.........  $ 9.83332    $ 9.57153           0
    01/01/2012 to 12/31/2012.........  $ 9.57153    $10.64216           0
    01/01/2013 to 12/31/2013.........  $10.64216    $12.11402           0
    01/01/2014 to 12/31/2014.........  $12.11402    $12.61343           0
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.18177    $10.32353           0
    01/01/2008 to 12/31/2008.........  $10.32353    $ 5.92402           0
    01/01/2009 to 12/31/2009.........  $ 5.92402    $ 7.87993           0
    01/01/2010 to 12/31/2010.........  $ 7.87993    $ 8.26696           0
    01/01/2011 to 12/31/2011.........  $ 8.26696    $ 7.35236           0
    01/01/2012 to 12/31/2012.........  $ 7.35236    $ 8.77399           0
    01/01/2013 to 12/31/2013.........  $ 8.77399    $ 9.90846           0
    01/01/2014 to 12/31/2014.........  $ 9.90846    $ 9.08213           0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08276    $ 9.67462       2,704
    01/01/2008 to 12/31/2008.........  $ 9.67462    $ 7.80249         611
    01/01/2009 to 12/31/2009.........  $ 7.80249    $ 9.31987       1,290
    01/01/2010 to 12/31/2010.........  $ 9.31987    $ 9.79118       1,396
    01/01/2011 to 12/31/2011.........  $ 9.79118    $ 9.60749       1,098
    01/01/2012 to 12/31/2012.........  $ 9.60749    $10.41286       1,036
    01/01/2013 to 12/31/2013.........  $10.41286    $11.31798       1,080
    01/01/2014 to 12/31/2014.........  $11.31798    $11.68307         561

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08364    $10.28430         0
    01/01/2010 to 12/31/2010.........  $10.28430    $11.20698         0
    01/01/2011 to 12/31/2011.........  $11.20698    $11.04379         0
    01/01/2012 to 12/31/2012.........  $11.04379    $12.45240         0
    01/01/2013 to 12/31/2013.........  $12.45240    $16.63861         0
    01/01/2014 to 12/31/2014.........  $16.63861    $17.83604         0
 AST LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09180    $ 9.54198         0
    01/01/2008 to 12/31/2008.........  $ 9.54198    $ 5.46533         0
    01/01/2009 to 12/31/2009.........  $ 5.46533    $ 6.38973         0
    01/01/2010 to 12/31/2010.........  $ 6.38973    $ 7.07812         0
    01/01/2011 to 12/31/2011.........  $ 7.07812    $ 6.63929         0
    01/01/2012 to 12/31/2012.........  $ 6.63929    $ 7.59667         0
    01/01/2013 to 12/31/2013.........  $ 7.59667    $10.40084         0
    01/01/2014 to 12/31/2014.........  $10.40084    $11.58123         0
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.13276    $10.80537         0
    01/01/2008 to 12/31/2008.........  $10.80537    $ 5.95932         0
    01/01/2009 to 12/31/2009.........  $ 5.95932    $ 7.56979         0
    01/01/2010 to 12/31/2010.........  $ 7.56979    $ 8.87403         0
    01/01/2011 to 12/31/2011.........  $ 8.87403    $ 8.60791         0
    01/01/2012 to 12/31/2012.........  $ 8.60791    $ 9.45978         0
    01/01/2013 to 12/31/2013.........  $ 9.45978    $12.65090         0
    01/01/2014 to 12/31/2014.........  $12.65090    $13.69586         0
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.00671    $10.37873         0
    01/01/2008 to 12/31/2008.........  $10.37873    $ 7.79764         0
    01/01/2009 to 12/31/2009.........  $ 7.79764    $10.27462         0
    01/01/2010 to 12/31/2010.........  $10.27462    $11.40738         0
    01/01/2011 to 12/31/2011.........  $11.40738    $12.30319         0
    01/01/2012 to 12/31/2012.........  $12.30319    $12.75754         0
    01/01/2013 to 12/31/2013.........  $12.75754    $12.23878         0
    01/01/2014 to 12/31/2014.........  $12.23878    $12.74632         0
 AST MFS GLOBAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.15615    $10.41263         0
    01/01/2008 to 12/31/2008.........  $10.41263    $ 6.72847         0
    01/01/2009 to 12/31/2009.........  $ 6.72847    $ 8.66191         0
    01/01/2010 to 12/31/2010.........  $ 8.66191    $ 9.50088         0
    01/01/2011 to 12/31/2011.........  $ 9.50088    $ 9.00948         0
    01/01/2012 to 12/31/2012.........  $ 9.00948    $10.85465         0
    01/01/2013 to 12/31/2013.........  $10.85465    $13.56235         0
    01/01/2014 to 12/31/2014.........  $13.56235    $13.75852         0
 AST MFS GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10825    $10.74455         0
    01/01/2008 to 12/31/2008.........  $10.74455    $ 6.69964         0
    01/01/2009 to 12/31/2009.........  $ 6.69964    $ 8.15236         0
    01/01/2010 to 12/31/2010.........  $ 8.15236    $ 9.00077         0
    01/01/2011 to 12/31/2011.........  $ 9.00077    $ 8.75902         0
    01/01/2012 to 12/31/2012.........  $ 8.75902    $10.03887         0
    01/01/2013 to 12/31/2013.........  $10.03887    $13.43455         0
    01/01/2014 to 12/31/2014.........  $13.43455    $14.29685         0
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99825    $10.17912         0
    01/01/2013 to 12/31/2013.........  $10.17912    $13.40284         0
    01/01/2014 to 12/31/2014.........  $13.40284    $14.46098         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07724    $ 9.73121         0
    01/01/2008 to 12/31/2008.........  $ 9.73121    $ 5.89420         0
    01/01/2009 to 12/31/2009.........  $ 5.89420    $ 8.01363         0
    01/01/2010 to 12/31/2010.........  $ 8.01363    $ 9.69689         0
    01/01/2011 to 12/31/2011.........  $ 9.69689    $ 9.16512         0
    01/01/2012 to 12/31/2012.........  $ 9.16512    $10.62336         0
    01/01/2013 to 12/31/2013.........  $10.62336    $13.77061         0
    01/01/2014 to 12/31/2014.........  $13.77061    $15.49828         0
 AST MONEY MARKET PORTFOLIO
    07/30/2007* to 12/31/2007........  $ 9.99957    $10.11017         0
    01/01/2008 to 12/31/2008.........  $10.11017    $10.14553         0
    01/01/2009 to 12/31/2009.........  $10.14553    $ 9.95604         0
    01/01/2010 to 12/31/2010.........  $ 9.95604    $ 9.74848         0
    01/01/2011 to 12/31/2011.........  $ 9.74848    $ 9.54552         0
    01/01/2012 to 12/31/2012.........  $ 9.54552    $ 9.34438         0
    01/01/2013 to 12/31/2013.........  $ 9.34438    $ 9.14742         0
    01/01/2014 to 12/31/2014.........  $ 9.14742    $ 8.95464         0
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10437    $10.00617         0
    01/01/2008 to 12/31/2008.........  $10.00617    $ 5.65589         0
    01/01/2009 to 12/31/2009.........  $ 5.65589    $ 7.78700         0
    01/01/2010 to 12/31/2010.........  $ 7.78700    $ 9.40947         0
    01/01/2011 to 12/31/2011.........  $ 9.40947    $ 8.98248         0
    01/01/2012 to 12/31/2012.........  $ 8.98248    $10.29897         0
    01/01/2013 to 12/31/2013.........  $10.29897    $14.31730         0
    01/01/2014 to 12/31/2014.........  $14.31730    $16.01278         0
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02816    $10.06266         0
    01/01/2012 to 12/31/2012.........  $10.06266    $10.33019         0
    01/01/2013 to 12/31/2013.........  $10.33019    $ 9.82595         0
    01/01/2014 to 12/31/2014.........  $ 9.82595    $10.11429         0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.15803    $10.48169         0
    01/01/2008 to 12/31/2008.........  $10.48169    $ 5.82982         0
    01/01/2009 to 12/31/2009.........  $ 5.82982    $ 7.40693         0
    01/01/2010 to 12/31/2010.........  $ 7.40693    $ 9.33023         0
    01/01/2011 to 12/31/2011.........  $ 9.33023    $ 9.28785         0
    01/01/2012 to 12/31/2012.........  $ 9.28785    $10.21761         0
    01/01/2013 to 12/31/2013.........  $10.21761    $13.26417         0
    01/01/2014 to 12/31/2014.........  $13.26417    $14.01541         0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.05105    $11.21693         0
    01/01/2008 to 12/31/2008.........  $11.21693    $ 6.30946         0
    01/01/2009 to 12/31/2009.........  $ 6.30946    $ 7.57010         0
    01/01/2010 to 12/31/2010.........  $ 7.57010    $ 8.91259         0
    01/01/2011 to 04/29/2011.........  $ 8.91259    $ 9.98167         0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99825    $10.29108         0
    01/01/2013 to 12/31/2013.........  $10.29108    $11.97969         0
    01/01/2014 to 12/31/2014.........  $11.97969    $12.32985         0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10100    $ 5.56218         0
    01/01/2009 to 12/31/2009.........  $ 5.56218    $ 9.06661         0
    01/01/2010 to 12/31/2010.........  $ 9.06661    $10.85216         0
    01/01/2011 to 12/31/2011.........  $10.85216    $ 8.47011         0
    01/01/2012 to 12/31/2012.........  $ 8.47011    $ 9.77790         0
    01/01/2013 to 12/31/2013.........  $ 9.77790    $ 9.59311         0
    01/01/2014 to 12/31/2014.........  $ 9.59311    $ 8.95105         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $ 9.99825    $10.32414            0
    01/01/2008 to 12/31/2008.........  $10.32414    $10.21940            0
    01/01/2009 to 12/31/2009.........  $10.21940    $11.02749            0
    01/01/2010 to 12/31/2010.........  $11.02749    $11.21599            0
    01/01/2011 to 12/31/2011.........  $11.21599    $11.22678            0
    01/01/2012 to 12/31/2012.........  $11.22678    $11.50570            0
    01/01/2013 to 12/31/2013.........  $11.50570    $11.01824            0
    01/01/2014 to 12/31/2014.........  $11.01824    $10.77572            0
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $ 9.98962    $10.58408            0
    01/01/2008 to 12/31/2008.........  $10.58408    $10.12708            0
    01/01/2009 to 12/31/2009.........  $10.12708    $11.55209            0
    01/01/2010 to 12/31/2010.........  $11.55209    $12.18144            0
    01/01/2011 to 12/31/2011.........  $12.18144    $12.30408            0
    01/01/2012 to 12/31/2012.........  $12.30408    $13.16712            0
    01/01/2013 to 12/31/2013.........  $13.16712    $12.65270            0
    01/01/2014 to 12/31/2014.........  $12.65270    $12.91011            0
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.05201    $10.47375          804
    01/01/2008 to 12/31/2008.........  $10.47375    $ 8.25528       13,327
    01/01/2009 to 12/31/2009.........  $ 8.25528    $ 9.70064       15,775
    01/01/2010 to 12/31/2010.........  $ 9.70064    $10.50017       16,929
    01/01/2011 to 12/31/2011.........  $10.50017    $10.38155       15,442
    01/01/2012 to 12/31/2012.........  $10.38155    $11.21664       16,492
    01/01/2013 to 12/31/2013.........  $11.21664    $11.99177       16,931
    01/01/2014 to 12/31/2014.........  $11.99177    $12.41697        7,357
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01817    $10.06256            0
    01/01/2012 to 12/31/2012.........  $10.06256    $10.55047            0
    01/01/2013 to 12/31/2013.........  $10.55047    $10.08920            0
    01/01/2014 to 12/31/2014.........  $10.08920    $10.47510            0
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12415    $10.54390        1,765
    01/01/2008 to 12/31/2008.........  $10.54390    $ 6.11961        1,502
    01/01/2009 to 12/31/2009.........  $ 6.11961    $ 7.54662        1,493
    01/01/2010 to 12/31/2010.........  $ 7.54662    $ 8.79273          931
    01/01/2011 to 12/31/2011.........  $ 8.79273    $ 8.07282        2,291
    01/01/2012 to 12/31/2012.........  $ 8.07282    $ 8.92343          369
    01/01/2013 to 12/31/2013.........  $ 8.92343    $10.22265          306
    01/01/2014 to 12/31/2014.........  $10.22265    $10.92759          115
 AST QMA US EQUITY ALPHA PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08294    $ 9.72984            0
    01/01/2008 to 12/31/2008.........  $ 9.72984    $ 5.83700            0
    01/01/2009 to 12/31/2009.........  $ 5.83700    $ 6.96092            0
    01/01/2010 to 12/31/2010.........  $ 6.96092    $ 7.83975            0
    01/01/2011 to 12/31/2011.........  $ 7.83975    $ 7.94013            0
    01/01/2012 to 12/31/2012.........  $ 7.94013    $ 9.23406            0
    01/01/2013 to 12/31/2013.........  $ 9.23406    $11.97084            0
    01/01/2014 to 12/31/2014.........  $11.97084    $13.73571            0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99825    $ 8.87204            0
    01/01/2012 to 12/31/2012.........  $ 8.87204    $ 9.82746            0
    01/01/2013 to 12/31/2013.........  $ 9.82746    $11.77514            0
    01/01/2014 to 12/31/2014.........  $11.77514    $12.27624            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST RCM WORLD TRENDS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08097    $ 7.32374          0
    01/01/2009 to 12/31/2009.........  $ 7.32374    $ 8.84623          0
    01/01/2010 to 12/31/2010.........  $ 8.84623    $ 9.69191          0
    01/01/2011 to 12/31/2011.........  $ 9.69191    $ 9.31555          0
    01/01/2012 to 12/31/2012.........  $ 9.31555    $10.05644          0
    01/01/2013 to 12/31/2013.........  $10.05644    $11.06907          0
    01/01/2014 to 12/31/2014.........  $11.06907    $11.39257          0
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09915    $ 6.67681          0
    01/01/2009 to 12/31/2009.........  $ 6.67681    $ 8.29110          0
    01/01/2010 to 12/31/2010.........  $ 8.29110    $ 9.28054          0
    01/01/2011 to 12/31/2011.........  $ 9.28054    $ 8.86822          0
    01/01/2012 to 12/31/2012.........  $ 8.86822    $10.06154          0
    01/01/2013 to 12/31/2013.........  $10.06154    $11.62826          0
    01/01/2014 to 12/31/2014.........  $11.62826    $12.00161          0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08169    $10.39796        811
    01/01/2008 to 12/31/2008.........  $10.39796    $ 7.10576        133
    01/01/2009 to 12/31/2009.........  $ 7.10576    $ 8.86293        220
    01/01/2010 to 12/31/2010.........  $ 8.86293    $ 9.70116        234
    01/01/2011 to 12/31/2011.........  $ 9.70116    $ 9.17599        169
    01/01/2012 to 12/31/2012.........  $ 9.17599    $ 9.98268          0
    01/01/2013 to 12/31/2013.........  $ 9.98268    $11.17953          0
    01/01/2014 to 12/31/2014.........  $11.17953    $11.27617          0
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09487    $10.19469          0
    01/01/2008 to 12/31/2008.........  $10.19469    $ 5.57945          0
    01/01/2009 to 12/31/2009.........  $ 5.57945    $ 7.24578          0
    01/01/2010 to 12/31/2010.........  $ 7.24578    $ 9.40175          0
    01/01/2011 to 12/31/2011.........  $ 9.40175    $ 7.99707          0
    01/01/2012 to 12/31/2012.........  $ 7.99707    $ 9.39959          0
    01/01/2013 to 12/31/2013.........  $ 9.39959    $12.95679          0
    01/01/2014 to 12/31/2014.........  $12.95679    $13.31031          0
 AST SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09635    $ 9.85163          0
    01/01/2008 to 12/31/2008.........  $ 9.85163    $ 6.26870          0
    01/01/2009 to 12/31/2009.........  $ 6.26870    $ 8.21727          0
    01/01/2010 to 12/31/2010.........  $ 8.21727    $10.97365          0
    01/01/2011 to 12/31/2011.........  $10.97365    $10.63756          0
    01/01/2012 to 12/31/2012.........  $10.63756    $11.68095          0
    01/01/2013 to 12/31/2013.........  $11.68095    $15.45680          0
    01/01/2014 to 12/31/2014.........  $15.45680    $15.70892          0
 AST SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09248    $ 9.43584          0
    01/01/2008 to 12/31/2008.........  $ 9.43584    $ 6.49201          0
    01/01/2009 to 12/31/2009.........  $ 6.49201    $ 8.07126          0
    01/01/2010 to 12/31/2010.........  $ 8.07126    $ 9.95506          0
    01/01/2011 to 12/31/2011.........  $ 9.95506    $ 9.16306          0
    01/01/2012 to 12/31/2012.........  $ 9.16306    $10.59856          0
    01/01/2013 to 12/31/2013.........  $10.59856    $14.25573          0
    01/01/2014 to 12/31/2014.........  $14.25573    $14.69046          0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.06948    $10.18337       35,698
    01/01/2008 to 12/31/2008.........  $10.18337    $ 7.38250       33,725
    01/01/2009 to 12/31/2009.........  $ 7.38250    $ 8.97137       22,587
    01/01/2010 to 12/31/2010.........  $ 8.97137    $ 9.79540       21,665
    01/01/2011 to 12/31/2011.........  $ 9.79540    $ 9.77944       18,155
    01/01/2012 to 12/31/2012.........  $ 9.77944    $10.86506       15,127
    01/01/2013 to 12/31/2013.........  $10.86506    $12.42658       14,008
    01/01/2014 to 12/31/2014.........  $12.42658    $12.87987       10,591
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09058    $ 9.46722            0
    01/01/2008 to 12/31/2008.........  $ 9.46722    $ 5.38593            0
    01/01/2009 to 12/31/2009.........  $ 5.38593    $ 6.52707            0
    01/01/2010 to 12/31/2010.........  $ 6.52707    $ 7.23564            0
    01/01/2011 to 12/31/2011.........  $ 7.23564    $ 6.96724            0
    01/01/2012 to 12/31/2012.........  $ 6.96724    $ 7.99669            0
    01/01/2013 to 12/31/2013.........  $ 7.99669    $10.15201            0
    01/01/2014 to 12/31/2014.........  $10.15201    $10.68015            0
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.14506    $10.05810            0
    01/01/2008 to 12/31/2008.........  $10.05810    $ 5.85175            0
    01/01/2009 to 12/31/2009.........  $ 5.85175    $ 8.78579            0
    01/01/2010 to 12/31/2010.........  $ 8.78579    $ 9.96050            0
    01/01/2011 to 12/31/2011.........  $ 9.96050    $ 9.58551            0
    01/01/2012 to 12/31/2012.........  $ 9.58551    $11.03296            0
    01/01/2013 to 12/31/2013.........  $11.03296    $15.55557            0
    01/01/2014 to 12/31/2014.........  $15.55557    $16.49845            0
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.18002    $11.61783            0
    01/01/2008 to 12/31/2008.........  $11.61783    $ 5.68800            0
    01/01/2009 to 12/31/2009.........  $ 5.68800    $ 8.31597            0
    01/01/2010 to 12/31/2010.........  $ 8.31597    $ 9.80597            0
    01/01/2011 to 12/31/2011.........  $ 9.80597    $ 8.16751            0
    01/01/2012 to 12/31/2012.........  $ 8.16751    $ 8.28427            0
    01/01/2013 to 12/31/2013.........  $ 8.28427    $ 9.35694            0
    01/01/2014 to 12/31/2014.........  $ 9.35694    $ 8.39383            0
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.00668    $10.59024            0
    01/01/2008 to 12/31/2008.........  $10.59024    $10.11481            0
    01/01/2009 to 12/31/2009.........  $10.11481    $11.10125            0
    01/01/2010 to 12/31/2010.........  $11.10125    $11.49144            0
    01/01/2011 to 12/31/2011.........  $11.49144    $11.71361            0
    01/01/2012 to 12/31/2012.........  $11.71361    $12.06551            0
    01/01/2013 to 12/31/2013.........  $12.06551    $11.36783            0
    01/01/2014 to 12/31/2014.........  $11.36783    $11.19015            0
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12983    $10.33832            0
    01/01/2008 to 12/31/2008.........  $10.33832    $ 5.83669            0
    01/01/2009 to 12/31/2009.........  $ 5.83669    $ 7.33814            0
    01/01/2010 to 12/31/2010.........  $ 7.33814    $ 8.23489            0
    01/01/2011 to 12/31/2011.........  $ 8.23489    $ 7.78299            0
    01/01/2012 to 12/31/2012.........  $ 7.78299    $ 8.45731            0
    01/01/2013 to 12/31/2013.........  $ 8.45731    $ 9.97660            0
    01/01/2014 to 12/31/2014.........  $ 9.97660    $10.30385            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99825    $ 9.97382           0
    01/01/2008 to 12/31/2008.........  $ 9.97382    $ 9.25500           0
    01/01/2009 to 12/31/2009.........  $ 9.25500    $10.11349           0
    01/01/2010 to 12/31/2010.........  $10.11349    $10.67235           0
    01/01/2011 to 12/31/2011.........  $10.67235    $11.07720           0
    01/01/2012 to 12/31/2012.........  $11.07720    $11.69487           0
    01/01/2013 to 12/31/2013.........  $11.69487    $11.27745           0
    01/01/2014 to 12/31/2014.........  $11.27745    $11.83426           0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07798    $ 6.62214       2,291
    01/01/2009 to 12/31/2009.........  $ 6.62214    $ 8.43152       3,667
    01/01/2010 to 12/31/2010.........  $ 8.43152    $ 9.09905       3,255
    01/01/2011 to 12/31/2011.........  $ 9.09905    $ 8.75870       1,340
    01/01/2012 to 09/21/2012.........  $ 8.75870    $ 9.77939           0

* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

           ACCUMULATION UNIT VALUES: SPOUSAL TRUEINCOME ONLY (2.30%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09255    $10.40617            0
    01/01/2008 to 12/31/2008.........  $10.40617    $ 6.93419        2,998
    01/01/2009 to 12/31/2009.........  $ 6.93419    $ 8.42904            0
    01/01/2010 to 12/31/2010.........  $ 8.42904    $ 9.22519            0
    01/01/2011 to 12/31/2011.........  $ 9.22519    $ 8.77804            0
    01/01/2012 to 12/31/2012.........  $ 8.77804    $ 9.65834            0
    01/01/2013 to 12/31/2013.........  $ 9.65834    $10.38254            0
    01/01/2014 to 12/31/2014.........  $10.38254    $10.53630            0
 AST ADVANCED STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.11420    $10.45687            0
    01/01/2008 to 12/31/2008.........  $10.45687    $ 7.17504            0
    01/01/2009 to 12/31/2009.........  $ 7.17504    $ 8.85106        1,878
    01/01/2010 to 12/31/2010.........  $ 8.85106    $ 9.83777        1,876
    01/01/2011 to 12/31/2011.........  $ 9.83777    $ 9.62752        1,874
    01/01/2012 to 12/31/2012.........  $ 9.62752    $10.69495        1,872
    01/01/2013 to 12/31/2013.........  $10.69495    $12.18503        1,871
    01/01/2014 to 12/31/2014.........  $12.18503    $12.63822        1,869
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.06562    $ 9.53406            0
    01/01/2008 to 12/31/2008.........  $ 9.53406    $ 6.08130            0
    01/01/2009 to 12/31/2009.........  $ 6.08130    $ 7.00100            0
    01/01/2010 to 12/31/2010.........  $ 7.00100    $ 7.79090            0
    01/01/2011 to 12/31/2011.........  $ 7.79090    $ 7.88773            0
    01/01/2012 to 05/04/2012.........  $ 7.88773    $ 8.55237            0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07632    $10.41669            0
    01/01/2008 to 12/31/2008.........  $10.41669    $ 7.25984            0
    01/01/2009 to 12/31/2009.........  $ 7.25984    $ 8.74980            0
    01/01/2010 to 12/31/2010.........  $ 8.74980    $ 9.60608            0
    01/01/2011 to 12/31/2011.........  $ 9.60608    $ 9.27594            0
    01/01/2012 to 12/31/2012.........  $ 9.27594    $10.19793       27,416
    01/01/2013 to 12/31/2013.........  $10.19793    $11.72754       25,581
    01/01/2014 to 12/31/2014.........  $11.72754    $12.21115       23,910
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99813    $ 9.12924            0
    01/01/2012 to 12/31/2012.........  $ 9.12924    $ 9.98478            0
    01/01/2013 to 12/31/2013.........  $ 9.98478    $10.81918            0
    01/01/2014 to 12/31/2014.........  $10.81918    $11.09326            0
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99813    $10.45632            0
    01/01/2014 to 12/31/2014.........  $10.45632    $10.58663            0
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14490    $10.29212            0
    01/01/2010 to 12/31/2010.........  $10.29212    $11.44115            0
    01/01/2011 to 12/31/2011.........  $11.44115    $10.52721            0
    01/01/2012 to 12/31/2012.........  $10.52721    $11.65146            0
    01/01/2013 to 12/31/2013.........  $11.65146    $14.96886            0
    01/01/2014 to 12/31/2014.........  $14.96886    $16.13378            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.11568    $10.39176            0
    01/01/2008 to 12/31/2008.........  $10.39176    $ 6.60876       39,251
    01/01/2009 to 12/31/2009.........  $ 6.60876    $ 8.09615       36,365
    01/01/2010 to 12/31/2010.........  $ 8.09615    $ 8.97247       33,933
    01/01/2011 to 12/31/2011.........  $ 8.97247    $ 8.55797       31,699
    01/01/2012 to 12/31/2012.........  $ 8.55797    $ 9.51289            0
    01/01/2013 to 12/31/2013.........  $ 9.51289    $11.40773            0
    01/01/2014 to 12/31/2014.........  $11.40773    $11.93096            0
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99813    $11.60209            0
    01/01/2014 to 12/31/2014.........  $11.60209    $12.88429            0
 AST COHEN & STEERS REALTY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10541    $ 9.34300            0
    01/01/2008 to 12/31/2008.........  $ 9.34300    $ 5.93131            0
    01/01/2009 to 12/31/2009.........  $ 5.93131    $ 7.64885            0
    01/01/2010 to 12/31/2010.........  $ 7.64885    $ 9.62208            0
    01/01/2011 to 12/31/2011.........  $ 9.62208    $10.02565            0
    01/01/2012 to 12/31/2012.........  $10.02565    $11.30356            0
    01/01/2013 to 12/31/2013.........  $11.30356    $11.39532            0
    01/01/2014 to 12/31/2014.........  $11.39532    $14.58235            0
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12685    $ 8.81141            0
    01/01/2008 to 07/18/2008.........  $ 8.81141    $ 8.04645            0
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99813    $ 9.64884            0
    01/01/2014 to 12/31/2014.........  $ 9.64884    $ 9.91280            0
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08838    $10.40081        3,818
    01/01/2008 to 12/31/2008.........  $10.40081    $ 6.66052        4,581
    01/01/2009 to 12/31/2009.........  $ 6.66052    $ 8.06343        3,269
    01/01/2010 to 12/31/2010.........  $ 8.06343    $ 9.01404        3,002
    01/01/2011 to 12/31/2011.........  $ 9.01404    $ 8.67886        2,763
    01/01/2012 to 12/31/2012.........  $ 8.67886    $ 9.38536        2,525
    01/01/2013 to 12/31/2013.........  $ 9.38536    $10.52821        2,300
    01/01/2014 to 12/31/2014.........  $10.52821    $10.61549        2,091
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10344    $ 7.47615            0
    01/01/2009 to 12/31/2009.........  $ 7.47615    $ 8.85937            0
    01/01/2010 to 12/31/2010.........  $ 8.85937    $ 9.81382            0
    01/01/2011 to 12/31/2011.........  $ 9.81382    $ 9.35607            0
    01/01/2012 to 12/31/2012.........  $ 9.35607    $10.39210            0
    01/01/2013 to 12/31/2013.........  $10.39210    $12.11095            0
    01/01/2014 to 12/31/2014.........  $12.11095    $12.51527            0
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99814    $ 7.45226            0
    01/01/2009 to 11/13/2009.........  $ 7.45226    $ 8.29066            0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99813    $10.70361            0
    01/01/2013 to 12/31/2013.........  $10.70361    $13.02309            0
    01/01/2014 to 12/31/2014.........  $13.02309    $13.13434            0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99813    $10.77142            0
    01/01/2014 to 12/31/2014.........  $10.77142    $10.79825            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17481    $ 6.09649         0
    01/01/2009 to 12/31/2009.........  $ 6.09649    $ 8.05078         0
    01/01/2010 to 12/31/2010.........  $ 8.05078    $ 9.45927         0
    01/01/2011 to 12/31/2011.........  $ 9.45927    $ 8.78060         0
    01/01/2012 to 12/31/2012.........  $ 8.78060    $10.88313         0
    01/01/2013 to 12/31/2013.........  $10.88313    $11.10056         0
    01/01/2014 to 12/31/2014.........  $11.10056    $12.36143         0
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.13362    $10.38345         0
    01/01/2008 to 12/31/2008.........  $10.38345    $ 6.06233         0
    01/01/2009 to 12/31/2009.........  $ 6.06233    $ 8.85314         0
    01/01/2010 to 12/31/2010.........  $ 8.85314    $ 9.54416         0
    01/01/2011 to 12/31/2011.........  $ 9.54416    $ 8.96037         0
    01/01/2012 to 12/31/2012.........  $ 8.96037    $10.48933         0
    01/01/2013 to 12/31/2013.........  $10.48933    $13.30247         0
    01/01/2014 to 02/07/2014.........  $13.30247    $13.07822         0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07313    $10.18050         0
    01/01/2008 to 12/31/2008.........  $10.18050    $ 5.90204         0
    01/01/2009 to 12/31/2009.........  $ 5.90204    $ 6.87620         0
    01/01/2010 to 12/31/2010.........  $ 6.87620    $ 7.58756         0
    01/01/2011 to 12/31/2011.........  $ 7.58756    $ 7.00767         0
    01/01/2012 to 12/31/2012.........  $ 7.00767    $ 8.19683         0
    01/01/2013 to 12/31/2013.........  $ 8.19683    $10.69988         0
    01/01/2014 to 12/31/2014.........  $10.69988    $11.83248         0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12358    $10.39958         0
    01/01/2008 to 12/31/2008.........  $10.39958    $ 6.01856         0
    01/01/2009 to 12/31/2009.........  $ 6.01856    $ 9.24189         0
    01/01/2010 to 12/31/2010.........  $ 9.24189    $10.82478         0
    01/01/2011 to 12/31/2011.........  $10.82478    $10.26633         0
    01/01/2012 to 12/31/2012.........  $10.26633    $12.00309         0
    01/01/2013 to 12/31/2013.........  $12.00309    $15.50989         0
    01/01/2014 to 12/31/2014.........  $15.50989    $16.90829         0
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08911    $ 7.58467         0
    01/01/2009 to 12/31/2009.........  $ 7.58467    $ 9.14747         0
    01/01/2010 to 12/31/2010.........  $ 9.14747    $ 9.97866         0
    01/01/2011 to 12/31/2011.........  $ 9.97866    $ 9.70492         0
    01/01/2012 to 12/31/2012.........  $ 9.70492    $10.44704         0
    01/01/2013 to 12/31/2013.........  $10.44704    $11.21477         0
    01/01/2014 to 12/31/2014.........  $11.21477    $11.40532         0
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03302    $ 7.61828         0
    01/01/2009 to 12/31/2009.........  $ 7.61828    $ 9.44603         0
    01/01/2010 to 12/31/2010.........  $ 9.44603    $11.70488         0
    01/01/2011 to 12/31/2011.........  $11.70488    $11.59068         0
    01/01/2012 to 12/31/2012.........  $11.59068    $13.10695         0
    01/01/2013 to 12/31/2013.........  $13.10695    $17.78468         0
    01/01/2014 to 12/31/2014.........  $17.78468    $18.63564         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07738    $ 9.78845         0
    01/01/2008 to 12/31/2008.........  $ 9.78845    $ 5.99907         0
    01/01/2009 to 12/31/2009.........  $ 5.99907    $ 6.93468         0
    01/01/2010 to 12/31/2010.........  $ 6.93468    $ 7.62200         0
    01/01/2011 to 12/31/2011.........  $ 7.62200    $ 7.41393         0
    01/01/2012 to 12/31/2012.........  $ 7.41393    $ 8.21792         0
    01/01/2013 to 12/31/2013.........  $ 8.21792    $10.81467         0
    01/01/2014 to 12/31/2014.........  $10.81467    $10.73585         0
 AST HIGH YIELD PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.01043    $10.49801         0
    01/01/2008 to 12/31/2008.........  $10.49801    $ 7.64054         0
    01/01/2009 to 12/31/2009.........  $ 7.64054    $10.12384         0
    01/01/2010 to 12/31/2010.........  $10.12384    $11.23190         0
    01/01/2011 to 12/31/2011.........  $11.23190    $11.32784         0
    01/01/2012 to 12/31/2012.........  $11.32784    $12.60864         0
    01/01/2013 to 12/31/2013.........  $12.60864    $13.20979         0
    01/01/2014 to 12/31/2014.........  $13.20979    $13.24262         0
 AST INTERNATIONAL GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.24148    $11.04216         0
    01/01/2008 to 12/31/2008.........  $11.04216    $ 5.37160         0
    01/01/2009 to 12/31/2009.........  $ 5.37160    $ 7.10356         0
    01/01/2010 to 12/31/2010.........  $ 7.10356    $ 7.95038         0
    01/01/2011 to 12/31/2011.........  $ 7.95038    $ 6.76716         0
    01/01/2012 to 12/31/2012.........  $ 6.76716    $ 7.96179         0
    01/01/2013 to 12/31/2013.........  $ 7.96179    $ 9.26558         0
    01/01/2014 to 12/31/2014.........  $ 9.26558    $ 8.55653         0
 AST INTERNATIONAL VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.18824    $10.44595         0
    01/01/2008 to 12/31/2008.........  $10.44595    $ 5.71766         0
    01/01/2009 to 12/31/2009.........  $ 5.71766    $ 7.29345         0
    01/01/2010 to 12/31/2010.........  $ 7.29345    $ 7.91949         0
    01/01/2011 to 12/31/2011.........  $ 7.91949    $ 6.76988         0
    01/01/2012 to 12/31/2012.........  $ 6.76988    $ 7.72074         0
    01/01/2013 to 12/31/2013.........  $ 7.72074    $ 9.01609         0
    01/01/2014 to 12/31/2014.........  $ 9.01609    $ 8.22230         0
 AST INVESTMENT GRADE BOND PORTFOLIO
    01/01/2009 to 12/31/2009.........  $10.00000    $10.83235         0
    01/01/2010 to 12/31/2010.........  $10.83235    $11.73319         0
    01/01/2011 to 12/31/2011.........  $11.73319    $12.89680         0
    01/01/2012 to 12/31/2012.........  $12.89680    $13.79119         0
    01/01/2013 to 12/31/2013.........  $13.79119    $13.05169         0
    01/01/2014 to 12/31/2014.........  $13.05169    $13.61644         0
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11162    $ 7.11050         0
    01/01/2009 to 12/31/2009.........  $ 7.11050    $ 8.80378         0
    01/01/2010 to 12/31/2010.........  $ 8.80378    $ 9.79464         0
    01/01/2011 to 12/31/2011.........  $ 9.79464    $ 9.51996         0
    01/01/2012 to 12/31/2012.........  $ 9.51996    $10.56929         0
    01/01/2013 to 12/31/2013.........  $10.56929    $12.01346         0
    01/01/2014 to 12/31/2014.........  $12.01346    $12.49037         0
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.18165    $10.31691         0
    01/01/2008 to 12/31/2008.........  $10.31691    $ 5.91147         0
    01/01/2009 to 12/31/2009.........  $ 5.91147    $ 7.85183         0
    01/01/2010 to 12/31/2010.........  $ 7.85183    $ 8.22542         0
    01/01/2011 to 12/31/2011.........  $ 8.22542    $ 7.30477         0
    01/01/2012 to 12/31/2012.........  $ 7.30477    $ 8.70441         0
    01/01/2013 to 12/31/2013.........  $ 8.70441    $ 9.81552         0
    01/01/2014 to 12/31/2014.........  $ 9.81552    $ 8.98385         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08264    $ 9.66846           0
    01/01/2008 to 12/31/2008.........  $ 9.66846    $ 7.78606           0
    01/01/2009 to 12/31/2009.........  $ 7.78606    $ 9.28661       1,819
    01/01/2010 to 12/31/2010.........  $ 9.28661    $ 9.74184       1,817
    01/01/2011 to 12/31/2011.........  $ 9.74184    $ 9.54506       1,815
    01/01/2012 to 12/31/2012.........  $ 9.54506    $10.32995       1,813
    01/01/2013 to 12/31/2013.........  $10.32995    $11.21139       1,812
    01/01/2014 to 12/31/2014.........  $11.21139    $11.55607       1,810
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08352    $10.28232           0
    01/01/2010 to 12/31/2010.........  $10.28232    $11.18824           0
    01/01/2011 to 12/31/2011.........  $11.18824    $11.00912           0
    01/01/2012 to 12/31/2012.........  $11.00912    $12.39505           0
    01/01/2013 to 12/31/2013.........  $12.39505    $16.53773           0
    01/01/2014 to 12/31/2014.........  $16.53773    $17.70185           0
 AST LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09168    $ 9.53594           0
    01/01/2008 to 12/31/2008.........  $ 9.53594    $ 5.45377           0
    01/01/2009 to 12/31/2009.........  $ 5.45377    $ 6.36697           0
    01/01/2010 to 12/31/2010.........  $ 6.36697    $ 7.04275           0
    01/01/2011 to 12/31/2011.........  $ 7.04275    $ 6.59641           0
    01/01/2012 to 12/31/2012.........  $ 6.59641    $ 7.53638           0
    01/01/2013 to 12/31/2013.........  $ 7.53638    $10.30322           0
    01/01/2014 to 12/31/2014.........  $10.30322    $11.45567           0
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.13264    $10.79851           0
    01/01/2008 to 12/31/2008.........  $10.79851    $ 5.94678           0
    01/01/2009 to 12/31/2009.........  $ 5.94678    $ 7.54279           0
    01/01/2010 to 12/31/2010.........  $ 7.54279    $ 8.82931           0
    01/01/2011 to 12/31/2011.........  $ 8.82931    $ 8.55196           0
    01/01/2012 to 12/31/2012.........  $ 8.55196    $ 9.38441           0
    01/01/2013 to 12/31/2013.........  $ 9.38441    $12.53154           0
    01/01/2014 to 12/31/2014.........  $12.53154    $13.54660           0
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.00659    $10.37218           0
    01/01/2008 to 12/31/2008.........  $10.37218    $ 7.78124           0
    01/01/2009 to 12/31/2009.........  $ 7.78124    $10.23808           0
    01/01/2010 to 12/31/2010.........  $10.23808    $11.35019           0
    01/01/2011 to 12/31/2011.........  $11.35019    $12.22360           0
    01/01/2012 to 12/31/2012.........  $12.22360    $12.65644           0
    01/01/2013 to 12/31/2013.........  $12.65644    $12.12406           0
    01/01/2014 to 12/31/2014.........  $12.12406    $12.60826           0
 AST MFS GLOBAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.15603    $10.40607           0
    01/01/2008 to 12/31/2008.........  $10.40607    $ 6.71434           0
    01/01/2009 to 12/31/2009.........  $ 6.71434    $ 8.63106           0
    01/01/2010 to 12/31/2010.........  $ 8.63106    $ 9.45324           0
    01/01/2011 to 12/31/2011.........  $ 9.45324    $ 8.95124           0
    01/01/2012 to 12/31/2012.........  $ 8.95124    $10.76865           0
    01/01/2013 to 12/31/2013.........  $10.76865    $13.43516           0
    01/01/2014 to 12/31/2014.........  $13.43516    $13.60938           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10813    $10.73777         0
    01/01/2008 to 12/31/2008.........  $10.73777    $ 6.68559         0
    01/01/2009 to 12/31/2009.........  $ 6.68559    $ 8.12328         0
    01/01/2010 to 12/31/2010.........  $ 8.12328    $ 8.95553         0
    01/01/2011 to 12/31/2011.........  $ 8.95553    $ 8.70218         0
    01/01/2012 to 12/31/2012.........  $ 8.70218    $ 9.95910         0
    01/01/2013 to 12/31/2013.........  $ 9.95910    $13.30833         0
    01/01/2014 to 12/31/2014.........  $13.30833    $14.14170         0
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99813    $10.17359         0
    01/01/2013 to 12/31/2013.........  $10.17359    $13.37598         0
    01/01/2014 to 12/31/2014.........  $13.37598    $14.41078         0
 AST MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07712    $ 9.72510         0
    01/01/2008 to 12/31/2008.........  $ 9.72510    $ 5.88192         0
    01/01/2009 to 12/31/2009.........  $ 5.88192    $ 7.98530         0
    01/01/2010 to 12/31/2010.........  $ 7.98530    $ 9.64843         0
    01/01/2011 to 12/31/2011.........  $ 9.64843    $ 9.10597         0
    01/01/2012 to 12/31/2012.........  $ 9.10597    $10.53932         0
    01/01/2013 to 12/31/2013.........  $10.53932    $13.64150         0
    01/01/2014 to 12/31/2014.........  $13.64150    $15.33046         0
 AST MONEY MARKET PORTFOLIO
    07/30/2007* to 12/31/2007........  $ 9.99945    $10.10381         0
    01/01/2008 to 12/31/2008.........  $10.10381    $10.12434         0
    01/01/2009 to 12/31/2009.........  $10.12434    $ 9.92051         0
    01/01/2010 to 12/31/2010.........  $ 9.92051    $ 9.69962         0
    01/01/2011 to 12/31/2011.........  $ 9.69962    $ 9.48362         0
    01/01/2012 to 12/31/2012.........  $ 9.48362    $ 9.27056         0
    01/01/2013 to 12/31/2013.........  $ 9.27056    $ 9.06171         0
    01/01/2014 to 12/31/2014.........  $ 9.06171    $ 8.85774         0
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10425    $ 9.99980         0
    01/01/2008 to 12/31/2008.........  $ 9.99980    $ 5.64402         0
    01/01/2009 to 12/31/2009.........  $ 5.64402    $ 7.75926         0
    01/01/2010 to 12/31/2010.........  $ 7.75926    $ 9.36222         0
    01/01/2011 to 12/31/2011.........  $ 9.36222    $ 8.92438         0
    01/01/2012 to 12/31/2012.........  $ 8.92438    $10.21725         0
    01/01/2013 to 12/31/2013.........  $10.21725    $14.18277         0
    01/01/2014 to 12/31/2014.........  $14.18277    $15.83912         0
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02804    $10.06014         0
    01/01/2012 to 12/31/2012.........  $10.06014    $10.31252         0
    01/01/2013 to 12/31/2013.........  $10.31252    $ 9.79475         0
    01/01/2014 to 12/31/2014.........  $ 9.79475    $10.06730         0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.15791    $10.47505         0
    01/01/2008 to 12/31/2008.........  $10.47505    $ 5.81757         0
    01/01/2009 to 12/31/2009.........  $ 5.81757    $ 7.38062         0
    01/01/2010 to 12/31/2010.........  $ 7.38062    $ 9.28346         0
    01/01/2011 to 12/31/2011.........  $ 9.28346    $ 9.22775         0
    01/01/2012 to 12/31/2012.........  $ 9.22775    $10.13647         0
    01/01/2013 to 12/31/2013.........  $10.13647    $13.13951         0
    01/01/2014 to 12/31/2014.........  $13.13951    $13.86339         0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.05093    $11.20984         0
    01/01/2008 to 12/31/2008.........  $11.20984    $ 6.29623         0
    01/01/2009 to 12/31/2009.........  $ 6.29623    $ 7.54307         0
    01/01/2010 to 12/31/2010.........  $ 7.54307    $ 8.86776         0
    01/01/2011 to 04/29/2011.........  $ 8.86776    $ 9.92672         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99813    $10.28083         0
    01/01/2013 to 12/31/2013.........  $10.28083    $11.95031         0
    01/01/2014 to 12/31/2014.........  $11.95031    $12.28152         0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10088    $ 5.55845         0
    01/01/2009 to 12/31/2009.........  $ 5.55845    $ 9.04724         0
    01/01/2010 to 12/31/2010.........  $ 9.04724    $10.81315         0
    01/01/2011 to 12/31/2011.........  $10.81315    $ 8.42720         0
    01/01/2012 to 12/31/2012.........  $ 8.42720    $ 9.71407         0
    01/01/2013 to 12/31/2013.........  $ 9.71407    $ 9.51647         0
    01/01/2014 to 12/31/2014.........  $ 9.51647    $ 8.86654         0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $ 9.99813    $10.31757         0
    01/01/2008 to 12/31/2008.........  $10.31757    $10.19792         0
    01/01/2009 to 12/31/2009.........  $10.19792    $10.98807         0
    01/01/2010 to 12/31/2010.........  $10.98807    $11.15954         0
    01/01/2011 to 12/31/2011.........  $11.15954    $11.15386         0
    01/01/2012 to 12/31/2012.........  $11.15386    $11.41412         0
    01/01/2013 to 12/31/2013.........  $11.41412    $10.91456         0
    01/01/2014 to 12/31/2014.........  $10.91456    $10.65851         0
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $ 9.98950    $10.57739         0
    01/01/2008 to 12/31/2008.........  $10.57739    $10.10583         0
    01/01/2009 to 12/31/2009.........  $10.10583    $11.51084         0
    01/01/2010 to 12/31/2010.........  $11.51084    $12.12007         0
    01/01/2011 to 12/31/2011.........  $12.12007    $12.22416         0
    01/01/2012 to 12/31/2012.........  $12.22416    $13.06239         0
    01/01/2013 to 12/31/2013.........  $13.06239    $12.53376         0
    01/01/2014 to 12/31/2014.........  $12.53376    $12.76995         0
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.05189    $10.46713         0
    01/01/2008 to 12/31/2008.........  $10.46713    $ 8.23789         0
    01/01/2009 to 12/31/2009.........  $ 8.23789    $ 9.66599         0
    01/01/2010 to 12/31/2010.........  $ 9.66599    $10.44729         0
    01/01/2011 to 12/31/2011.........  $10.44729    $10.31420         0
    01/01/2012 to 12/31/2012.........  $10.31420    $11.12753         0
    01/01/2013 to 12/31/2013.........  $11.12753    $11.87893         0
    01/01/2014 to 12/31/2014.........  $11.87893    $12.28208         0
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01805    $10.06000         0
    01/01/2012 to 12/31/2012.........  $10.06000    $10.53221         0
    01/01/2013 to 12/31/2013.........  $10.53221    $10.05697         0
    01/01/2014 to 12/31/2014.........  $10.05697    $10.42635         0
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12403    $10.53722         0
    01/01/2008 to 12/31/2008.........  $10.53722    $ 6.10680         0
    01/01/2009 to 12/31/2009.........  $ 6.10680    $ 7.51985         0
    01/01/2010 to 12/31/2010.........  $ 7.51985    $ 8.74860         0
    01/01/2011 to 12/31/2011.........  $ 8.74860    $ 8.02042         0
    01/01/2012 to 12/31/2012.........  $ 8.02042    $ 8.85249         0
    01/01/2013 to 12/31/2013.........  $ 8.85249    $10.12645         0
    01/01/2014 to 12/31/2014.........  $10.12645    $10.80883         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST QMA US EQUITY ALPHA PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08282    $ 9.72365         0
    01/01/2008 to 12/31/2008.........  $ 9.72365    $ 5.82477         0
    01/01/2009 to 12/31/2009.........  $ 5.82477    $ 6.93611         0
    01/01/2010 to 12/31/2010.........  $ 6.93611    $ 7.80035         0
    01/01/2011 to 12/31/2011.........  $ 7.80035    $ 7.88863         0
    01/01/2012 to 12/31/2012.........  $ 7.88863    $ 9.16074         0
    01/01/2013 to 12/31/2013.........  $ 9.16074    $11.85839         0
    01/01/2014 to 12/31/2014.........  $11.85839    $13.58669         0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99813    $ 8.86330         0
    01/01/2012 to 12/31/2012.........  $ 8.86330    $ 9.80328         0
    01/01/2013 to 12/31/2013.........  $ 9.80328    $11.72888         0
    01/01/2014 to 12/31/2014.........  $11.72888    $12.21012         0
 AST RCM WORLD TRENDS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08093    $ 7.31658         0
    01/01/2009 to 12/31/2009.........  $ 7.31658    $ 8.82455         0
    01/01/2010 to 12/31/2010.........  $ 8.82455    $ 9.65406         0
    01/01/2011 to 12/31/2011.........  $ 9.65406    $ 9.26559         0
    01/01/2012 to 12/31/2012.........  $ 9.26559    $ 9.98785         0
    01/01/2013 to 12/31/2013.........  $ 9.98785    $10.97748         0
    01/01/2014 to 12/31/2014.........  $10.97748    $11.28176         0
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09911    $ 6.67026         0
    01/01/2009 to 12/31/2009.........  $ 6.67026    $ 8.27074         0
    01/01/2010 to 12/31/2010.........  $ 8.27074    $ 9.24411         0
    01/01/2011 to 12/31/2011.........  $ 9.24411    $ 8.82049         0
    01/01/2012 to 12/31/2012.........  $ 8.82049    $ 9.99268         0
    01/01/2013 to 12/31/2013.........  $ 9.99268    $11.53173         0
    01/01/2014 to 12/31/2014.........  $11.53173    $11.88447         0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08157    $10.39129         0
    01/01/2008 to 12/31/2008.........  $10.39129    $ 7.09074         0
    01/01/2009 to 12/31/2009.........  $ 7.09074    $ 8.83111         0
    01/01/2010 to 12/31/2010.........  $ 8.83111    $ 9.65207         0
    01/01/2011 to 12/31/2011.........  $ 9.65207    $ 9.11620         0
    01/01/2012 to 12/31/2012.........  $ 9.11620    $ 9.90307         0
    01/01/2013 to 12/31/2013.........  $ 9.90307    $11.07415         0
    01/01/2014 to 12/31/2014.........  $11.07415    $11.15348         0
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09475    $10.18828         0
    01/01/2008 to 12/31/2008.........  $10.18828    $ 5.56771         0
    01/01/2009 to 12/31/2009.........  $ 5.56771    $ 7.21994         0
    01/01/2010 to 12/31/2010.........  $ 7.21994    $ 9.35446         0
    01/01/2011 to 12/31/2011.........  $ 9.35446    $ 7.94511         0
    01/01/2012 to 12/31/2012.........  $ 7.94511    $ 9.32485         0
    01/01/2013 to 12/31/2013.........  $ 9.32485    $12.83494         0
    01/01/2014 to 12/31/2014.........  $12.83494    $13.16584         0
 AST SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09623    $ 9.84545         0
    01/01/2008 to 12/31/2008.........  $ 9.84545    $ 6.25555         0
    01/01/2009 to 12/31/2009.........  $ 6.25555    $ 8.18814         0
    01/01/2010 to 12/31/2010.........  $ 8.18814    $10.91881         0
    01/01/2011 to 12/31/2011.........  $10.91881    $10.56883         0
    01/01/2012 to 12/31/2012.........  $10.56883    $11.58829         0
    01/01/2013 to 12/31/2013.........  $11.58829    $15.31180         0
    01/01/2014 to 12/31/2014.........  $15.31180    $15.53865         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09236    $ 9.42983         0
    01/01/2008 to 12/31/2008.........  $ 9.42983    $ 6.47833         0
    01/01/2009 to 12/31/2009.........  $ 6.47833    $ 8.04226         0
    01/01/2010 to 12/31/2010.........  $ 8.04226    $ 9.90483         0
    01/01/2011 to 12/31/2011.........  $ 9.90483    $ 9.10347         0
    01/01/2012 to 12/31/2012.........  $ 9.10347    $10.51418         0
    01/01/2013 to 12/31/2013.........  $10.51418    $14.12151         0
    01/01/2014 to 12/31/2014.........  $14.12151    $14.53073         0
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.06936    $10.17690         0
    01/01/2008 to 12/31/2008.........  $10.17690    $ 7.36698         0
    01/01/2009 to 12/31/2009.........  $ 7.36698    $ 8.93948         0
    01/01/2010 to 12/31/2010.........  $ 8.93948    $ 9.74625         0
    01/01/2011 to 12/31/2011.........  $ 9.74625    $ 9.71612         0
    01/01/2012 to 12/31/2012.........  $ 9.71612    $10.77872         0
    01/01/2013 to 12/31/2013.........  $10.77872    $12.30969         0
    01/01/2014 to 12/31/2014.........  $12.30969    $12.73994         0
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09046    $ 9.46133         0
    01/01/2008 to 12/31/2008.........  $ 9.46133    $ 5.37455         0
    01/01/2009 to 12/31/2009.........  $ 5.37455    $ 6.50369         0
    01/01/2010 to 12/31/2010.........  $ 6.50369    $ 7.19941         0
    01/01/2011 to 12/31/2011.........  $ 7.19941    $ 6.92217         0
    01/01/2012 to 12/31/2012.........  $ 6.92217    $ 7.93333         0
    01/01/2013 to 12/31/2013.........  $ 7.93333    $10.05684         0
    01/01/2014 to 12/31/2014.........  $10.05684    $10.56450         0
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.14494    $10.05174         0
    01/01/2008 to 12/31/2008.........  $10.05174    $ 5.83949         0
    01/01/2009 to 12/31/2009.........  $ 5.83949    $ 8.75462         0
    01/01/2010 to 12/31/2010.........  $ 8.75462    $ 9.91060         0
    01/01/2011 to 12/31/2011.........  $ 9.91060    $ 9.52354         0
    01/01/2012 to 12/31/2012.........  $ 9.52354    $10.94552         0
    01/01/2013 to 12/31/2013.........  $10.94552    $15.40960         0
    01/01/2014 to 12/31/2014.........  $15.40960    $16.31968         0
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.17990    $11.61041         0
    01/01/2008 to 12/31/2008.........  $11.61041    $ 5.67597         0
    01/01/2009 to 12/31/2009.........  $ 5.67597    $ 8.28615         0
    01/01/2010 to 12/31/2010.........  $ 8.28615    $ 9.75631         0
    01/01/2011 to 12/31/2011.........  $ 9.75631    $ 8.11414         0
    01/01/2012 to 12/31/2012.........  $ 8.11414    $ 8.21809         0
    01/01/2013 to 12/31/2013.........  $ 8.21809    $ 9.26858         0
    01/01/2014 to 12/31/2014.........  $ 9.26858    $ 8.30229         0
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.00656    $10.58352         0
    01/01/2008 to 12/31/2008.........  $10.58352    $10.09357         0
    01/01/2009 to 12/31/2009.........  $10.09357    $11.06172         0
    01/01/2010 to 12/31/2010.........  $11.06172    $11.43374         0
    01/01/2011 to 12/31/2011.........  $11.43374    $11.63767         0
    01/01/2012 to 12/31/2012.........  $11.63767    $11.96951         0
    01/01/2013 to 12/31/2013.........  $11.96951    $11.26080         0
    01/01/2014 to 12/31/2014.........  $11.26080    $11.06848         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12971    $10.33183           0
    01/01/2008 to 12/31/2008.........  $10.33183    $ 5.82442           0
    01/01/2009 to 12/31/2009.........  $ 5.82442    $ 7.31205           0
    01/01/2010 to 12/31/2010.........  $ 7.31205    $ 8.19375           0
    01/01/2011 to 12/31/2011.........  $ 8.19375    $ 7.73276           0
    01/01/2012 to 12/31/2012.........  $ 7.73276    $ 8.39038           0
    01/01/2013 to 12/31/2013.........  $ 8.39038    $ 9.88303           0
    01/01/2014 to 12/31/2014.........  $ 9.88303    $10.19227           0
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99813    $ 9.97203           0
    01/01/2008 to 12/31/2008.........  $ 9.97203    $ 9.23974           0
    01/01/2009 to 12/31/2009.........  $ 9.23974    $10.08210           0
    01/01/2010 to 12/31/2010.........  $10.08210    $10.62366           0
    01/01/2011 to 12/31/2011.........  $10.62366    $11.01053           0
    01/01/2012 to 12/31/2012.........  $11.01053    $11.60744           0
    01/01/2013 to 12/31/2013.........  $11.60744    $11.17668           0
    01/01/2014 to 12/31/2014.........  $11.17668    $11.71131           0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07794    $ 6.61561       1,317
    01/01/2009 to 12/31/2009.........  $ 6.61561    $ 8.41089       1,312
    01/01/2010 to 12/31/2010.........  $ 8.41089    $ 9.06354           0
    01/01/2011 to 12/31/2011.........  $ 9.06354    $ 8.71179           0
    01/01/2012 to 09/21/2012.........  $ 8.71179    $ 9.71667           0

* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (2.35%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.91946    $ 8.41901           0
    01/01/2010 to 12/31/2010.........  $ 8.41901    $ 9.20967           0
    01/01/2011 to 12/31/2011.........  $ 9.20967    $ 8.75896           0
    01/01/2012 to 12/31/2012.........  $ 8.75896    $ 9.63259           0
    01/01/2013 to 12/31/2013.........  $ 9.63259    $10.34976           0
    01/01/2014 to 12/31/2014.........  $10.34976    $10.49778           0
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.15949    $ 8.84062           0
    01/01/2010 to 12/31/2010.........  $ 8.84062    $ 9.82127           0
    01/01/2011 to 12/31/2011.........  $ 9.82127    $ 9.60650           0
    01/01/2012 to 12/31/2012.........  $ 9.60650    $10.66627           0
    01/01/2013 to 12/31/2013.........  $10.66627    $12.14653           0
    01/01/2014 to 12/31/2014.........  $12.14653    $12.59209           0
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.66286    $ 6.99273           0
    01/01/2010 to 12/31/2010.........  $ 6.99273    $ 7.77801           0
    01/01/2011 to 12/31/2011.........  $ 7.77801    $ 7.87082           0
    01/01/2012 to 05/04/2012.........  $ 7.87082    $ 8.53260           0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.28614    $ 8.73905       1,252
    01/01/2010 to 12/31/2010.........  $ 8.73905    $ 9.58957         641
    01/01/2011 to 12/31/2011.........  $ 9.58957    $ 9.25563         590
    01/01/2012 to 12/31/2012.........  $ 9.25563    $10.17057         634
    01/01/2013 to 12/31/2013.........  $10.17057    $11.69039         185
    01/01/2014 to 12/31/2014.........  $11.69039    $12.16645           0
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99809    $ 9.12624           0
    01/01/2012 to 12/31/2012.........  $ 9.12624    $ 9.97672           0
    01/01/2013 to 12/31/2013.........  $ 9.97672    $10.80523           0
    01/01/2014 to 12/31/2014.........  $10.80523    $11.07354           0
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99809    $10.45290           0
    01/01/2014 to 12/31/2014.........  $10.45290    $10.57789           0
 AST BOND PORTFOLIO 2016
    05/01/2009 to 12/31/2009.........  $ 9.66525    $ 9.33046           0
    01/01/2010 to 12/31/2010.........  $ 9.33046    $10.08006           0
    01/01/2011 to 12/31/2011.........  $10.08006    $10.79797           0
    01/01/2012 to 12/31/2012.........  $10.79797    $10.98848           0
    01/01/2013 to 12/31/2013.........  $10.98848    $10.66196           0
    01/01/2014 to 12/31/2014.........  $10.66196    $10.46489           0
 AST BOND PORTFOLIO 2018
    05/01/2009 to 12/31/2009.........  $11.43144    $11.12864           0
    01/01/2010 to 12/31/2010.........  $11.12864    $12.08900           0
    01/01/2011 to 12/31/2011.........  $12.08900    $13.41541           0
    01/01/2012 to 12/31/2012.........  $13.41541    $13.85564           0
    01/01/2013 to 12/31/2013.........  $13.85564    $13.11163           0
    01/01/2014 to 12/31/2014.........  $13.11163    $13.15120           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2019
    05/01/2009 to 12/31/2009.........  $11.38071    $10.98465           0
    01/01/2010 to 12/31/2010.........  $10.98465    $11.95143           0
    01/01/2011 to 12/31/2011.........  $11.95143    $13.54226           0
    01/01/2012 to 12/31/2012.........  $13.54226    $14.00555           0
    01/01/2013 to 12/31/2013.........  $14.00555    $13.02245           0
    01/01/2014 to 12/31/2014.........  $13.02245    $13.26557           0
 AST BOND PORTFOLIO 2020
    05/01/2009 to 12/31/2009.........  $ 9.35760    $ 8.74417           0
    01/01/2010 to 12/31/2010.........  $ 8.74417    $ 9.55502           0
    01/01/2011 to 12/31/2011.........  $ 9.55502    $11.07928           0
    01/01/2012 to 12/31/2012.........  $11.07928    $11.50814           0
    01/01/2013 to 12/31/2013.........  $11.50814    $10.51085           0
    01/01/2014 to 12/31/2014.........  $10.51085    $10.90171           0
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99745    $10.95233       1,256
    01/01/2011 to 12/31/2011.........  $10.95233    $12.87327           0
    01/01/2012 to 12/31/2012.........  $12.87327    $13.43133           0
    01/01/2013 to 12/31/2013.........  $13.43133    $12.20383           0
    01/01/2014 to 12/31/2014.........  $12.20383    $12.83914           0
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99809    $11.95968       1,411
    01/01/2012 to 12/31/2012.........  $11.95968    $12.36741       1,336
    01/01/2013 to 12/31/2013.........  $12.36741    $10.90546           0
    01/01/2014 to 12/31/2014.........  $10.90546    $11.75962           0
 AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012........  $ 9.99746    $10.34594           0
    01/01/2013 to 12/31/2013.........  $10.34594    $ 9.07707           0
    01/01/2014 to 12/31/2014.........  $ 9.07707    $ 9.98755           0
 AST BOND PORTFOLIO 2024
    01/02/2013* to 12/31/2013........  $ 9.99873    $ 8.70491       2,972
    01/01/2014 to 12/31/2014.........  $ 8.70491    $ 9.74572           0
 AST BOND PORTFOLIO 2025
    01/02/2014* to 12/31/2014........  $ 9.99873    $11.24544           0
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14486    $10.29146           0
    01/01/2010 to 12/31/2010.........  $10.29146    $11.43481           0
    01/01/2011 to 12/31/2011.........  $11.43481    $10.51624           0
    01/01/2012 to 12/31/2012.........  $10.51624    $11.63370           0
    01/01/2013 to 12/31/2013.........  $11.63370    $14.93867           0
    01/01/2014 to 12/31/2014.........  $14.93867    $16.09346           0
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.60503    $ 8.08658           0
    01/01/2010 to 12/31/2010.........  $ 8.08658    $ 8.95750           0
    01/01/2011 to 12/31/2011.........  $ 8.95750    $ 8.53947           0
    01/01/2012 to 12/31/2012.........  $ 8.53947    $ 9.48766           0
    01/01/2013 to 12/31/2013.........  $ 9.48766    $11.37199           0
    01/01/2014 to 12/31/2014.........  $11.37199    $11.88781           0
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99809    $11.59728           0
    01/01/2014 to 12/31/2014.........  $11.59728    $12.87267           0
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.06983    $ 7.63973           0
    01/01/2010 to 12/31/2010.........  $ 7.63973    $ 9.60577           0
    01/01/2011 to 12/31/2011.........  $ 9.60577    $10.00379           0
    01/01/2012 to 12/31/2012.........  $10.00379    $11.27350           0
    01/01/2013 to 12/31/2013.........  $11.27350    $11.35926           0
    01/01/2014 to 12/31/2014.........  $11.35926    $14.52900           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99809    $ 9.64571           0
    01/01/2014 to 12/31/2014.........  $ 9.64571    $ 9.90472           0
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.56836    $ 8.05364       1,077
    01/01/2010 to 12/31/2010.........  $ 8.05364    $ 8.99876         551
    01/01/2011 to 12/31/2011.........  $ 8.99876    $ 8.65983         508
    01/01/2012 to 12/31/2012.........  $ 8.65983    $ 9.36023         546
    01/01/2013 to 12/31/2013.........  $ 9.36023    $10.49491         159
    01/01/2014 to 12/31/2014.........  $10.49491    $10.57679           0
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.42625    $ 8.85204           0
    01/01/2010 to 12/31/2010.........  $ 8.85204    $ 9.80083           0
    01/01/2011 to 12/31/2011.........  $ 9.80083    $ 9.33910           0
    01/01/2012 to 12/31/2012.........  $ 9.33910    $10.36817           0
    01/01/2013 to 12/31/2013.........  $10.36817    $12.07713           0
    01/01/2014 to 12/31/2014.........  $12.07713    $12.47431           0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99809    $10.70005           0
    01/01/2013 to 12/31/2013.........  $10.70005    $13.01240           0
    01/01/2014 to 12/31/2014.........  $13.01240    $13.11723           0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99809    $10.76786           0
    01/01/2014 to 12/31/2014.........  $10.76786    $10.78952           0
 AST GLOBAL REAL ESTATE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.70102    $ 8.04522           0
    01/01/2010 to 12/31/2010.........  $ 8.04522    $ 9.44815           0
    01/01/2011 to 12/31/2011.........  $ 9.44815    $ 8.76602           0
    01/01/2012 to 12/31/2012.........  $ 8.76602    $10.85976           0
    01/01/2013 to 12/31/2013.........  $10.85976    $11.07126           0
    01/01/2014 to 12/31/2014.........  $11.07126    $12.32281           0
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.93004    $ 8.84254           0
    01/01/2010 to 12/31/2010.........  $ 8.84254    $ 9.52813           0
    01/01/2011 to 12/31/2011.........  $ 9.52813    $ 8.94099           0
    01/01/2012 to 12/31/2012.........  $ 8.94099    $10.46153           0
    01/01/2013 to 12/31/2013.........  $10.46153    $13.26077           0
    01/01/2014 to 02/07/2014.........  $13.26077    $13.03655           0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.70647    $ 6.86791           0
    01/01/2010 to 12/31/2010.........  $ 6.86791    $ 7.57471           0
    01/01/2011 to 12/31/2011.........  $ 7.57471    $ 6.99241           0
    01/01/2012 to 12/31/2012.........  $ 6.99241    $ 8.17492           0
    01/01/2013 to 12/31/2013.........  $ 8.17492    $10.66603           0
    01/01/2014 to 12/31/2014.........  $10.66603    $11.78931           0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.89718    $ 9.23099           0
    01/01/2010 to 12/31/2010.........  $ 9.23099    $10.80694           0
    01/01/2011 to 12/31/2011.........  $10.80694    $10.24435           0
    01/01/2012 to 12/31/2012.........  $10.24435    $11.97156           0
    01/01/2013 to 12/31/2013.........  $11.97156    $15.46158           0
    01/01/2014 to 12/31/2014.........  $15.46158    $16.84736           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.73818    $ 9.14005         0
    01/01/2010 to 12/31/2010.........  $ 9.14005    $ 9.96566         0
    01/01/2011 to 12/31/2011.........  $ 9.96566    $ 9.68750         0
    01/01/2012 to 12/31/2012.........  $ 9.68750    $10.42313         0
    01/01/2013 to 12/31/2013.........  $10.42313    $11.18347         0
    01/01/2014 to 12/31/2014.........  $11.18347    $11.36791         0
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.37505    $ 9.43936         0
    01/01/2010 to 12/31/2010.........  $ 9.43936    $11.69095         0
    01/01/2011 to 12/31/2011.........  $11.69095    $11.57124         0
    01/01/2012 to 12/31/2012.........  $11.57124    $13.07848         0
    01/01/2013 to 12/31/2013.........  $13.07848    $17.73733         0
    01/01/2014 to 12/31/2014.........  $17.73733    $18.57688         0
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.49158    $ 6.92638         0
    01/01/2010 to 12/31/2010.........  $ 6.92638    $ 7.60913         0
    01/01/2011 to 12/31/2011.........  $ 7.60913    $ 7.39785         0
    01/01/2012 to 12/31/2012.........  $ 7.39785    $ 8.19610         0
    01/01/2013 to 12/31/2013.........  $ 8.19610    $10.78068         0
    01/01/2014 to 12/31/2014.........  $10.78068    $10.69685         0
 AST HIGH YIELD PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.10549    $10.11187         0
    01/01/2010 to 12/31/2010.........  $10.11187    $11.21315         0
    01/01/2011 to 12/31/2011.........  $11.21315    $11.30334         0
    01/01/2012 to 12/31/2012.........  $11.30334    $12.57516         0
    01/01/2013 to 12/31/2013.........  $12.57516    $13.16820         0
    01/01/2014 to 12/31/2014.........  $13.16820    $13.19450         0
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.43137    $ 7.09511         0
    01/01/2010 to 12/31/2010.........  $ 7.09511    $ 7.93701         0
    01/01/2011 to 12/31/2011.........  $ 7.93701    $ 6.75250         0
    01/01/2012 to 12/31/2012.........  $ 6.75250    $ 7.94067         0
    01/01/2013 to 12/31/2013.........  $ 7.94067    $ 9.23656         0
    01/01/2014 to 12/31/2014.........  $ 9.23656    $ 8.52552         0
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.63409    $ 7.28482         0
    01/01/2010 to 12/31/2010.........  $ 7.28482    $ 7.90617         0
    01/01/2011 to 12/31/2011.........  $ 7.90617    $ 6.75513         0
    01/01/2012 to 12/31/2012.........  $ 6.75513    $ 7.70015         0
    01/01/2013 to 12/31/2013.........  $ 7.70015    $ 8.98766         0
    01/01/2014 to 12/31/2014.........  $ 8.98766    $ 8.19231         0
 AST INVESTMENT GRADE BOND PORTFOLIO
    05/01/2009* to 12/31/2009........  $ 9.98123    $10.82874         0
    01/01/2010 to 12/31/2010.........  $10.82874    $11.72359         0
    01/01/2011 to 12/31/2011.........  $11.72359    $12.88004         0
    01/01/2012 to 12/31/2012.........  $12.88004    $13.76638         0
    01/01/2013 to 12/31/2013.........  $13.76638    $13.02189         0
    01/01/2014 to 12/31/2014.........  $13.02189    $13.57868         0
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.22291    $ 8.79659         0
    01/01/2010 to 12/31/2010.........  $ 8.79659    $ 9.78186         0
    01/01/2011 to 12/31/2011.........  $ 9.78186    $ 9.50290         0
    01/01/2012 to 12/31/2012.........  $ 9.50290    $10.54522         0
    01/01/2013 to 12/31/2013.........  $10.54522    $11.98021         0
    01/01/2014 to 12/31/2014.........  $11.98021    $12.44970         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.85397    $ 7.84259         0
    01/01/2010 to 12/31/2010.........  $ 7.84259    $ 8.21171         0
    01/01/2011 to 12/31/2011.........  $ 8.21171    $ 7.28888         0
    01/01/2012 to 12/31/2012.........  $ 7.28888    $ 8.68125         0
    01/01/2013 to 12/31/2013.........  $ 8.68125    $ 9.78453         0
    01/01/2014 to 12/31/2014.........  $ 9.78453    $ 8.95098         0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.02637    $ 9.27562         0
    01/01/2010 to 12/31/2010.........  $ 9.27562    $ 9.72566         0
    01/01/2011 to 12/31/2011.........  $ 9.72566    $ 9.52449         0
    01/01/2012 to 12/31/2012.........  $ 9.52449    $10.30268         0
    01/01/2013 to 12/31/2013.........  $10.30268    $11.17624         0
    01/01/2014 to 12/31/2014.........  $11.17624    $11.51432         0
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08348    $10.28166         0
    01/01/2010 to 12/31/2010.........  $10.28166    $11.18209         0
    01/01/2011 to 12/31/2011.........  $11.18209    $10.99770         0
    01/01/2012 to 12/31/2012.........  $10.99770    $12.37621         0
    01/01/2013 to 12/31/2013.........  $12.37621    $16.50452         0
    01/01/2014 to 12/31/2014.........  $16.50452    $17.65742         0
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.03357    $ 6.35937         0
    01/01/2010 to 12/31/2010.........  $ 6.35937    $ 7.03076         0
    01/01/2011 to 12/31/2011.........  $ 7.03076    $ 6.58186         0
    01/01/2012 to 12/31/2012.........  $ 6.58186    $ 7.51607         0
    01/01/2013 to 12/31/2013.........  $ 7.51607    $10.27043         0
    01/01/2014 to 12/31/2014.........  $10.27043    $11.41365         0
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.93867    $ 7.53376         0
    01/01/2010 to 12/31/2010.........  $ 7.53376    $ 8.81447         0
    01/01/2011 to 12/31/2011.........  $ 8.81447    $ 8.53343         0
    01/01/2012 to 12/31/2012.........  $ 8.53343    $ 9.35953         0
    01/01/2013 to 12/31/2013.........  $ 9.35953    $12.49232         0
    01/01/2014 to 12/31/2014.........  $12.49232    $13.49760         0
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.50415    $10.22579         0
    01/01/2010 to 12/31/2010.........  $10.22579    $11.33096         0
    01/01/2011 to 12/31/2011.........  $11.33096    $12.19693         0
    01/01/2012 to 12/31/2012.........  $12.19693    $12.62272         0
    01/01/2013 to 12/31/2013.........  $12.62272    $12.08575         0
    01/01/2014 to 12/31/2014.........  $12.08575    $12.56230         0
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.50700    $ 8.62094         0
    01/01/2010 to 12/31/2010.........  $ 8.62094    $ 9.43754         0
    01/01/2011 to 12/31/2011.........  $ 9.43754    $ 8.93200         0
    01/01/2012 to 12/31/2012.........  $ 8.93200    $10.74020         0
    01/01/2013 to 12/31/2013.........  $10.74020    $13.39304         0
    01/01/2014 to 12/31/2014.........  $13.39304    $13.56001         0
 AST MFS GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.70627    $ 8.11370         0
    01/01/2010 to 12/31/2010.........  $ 8.11370    $ 8.94066         0
    01/01/2011 to 12/31/2011.........  $ 8.94066    $ 8.68354         0
    01/01/2012 to 12/31/2012.........  $ 8.68354    $ 9.93283         0
    01/01/2013 to 12/31/2013.........  $ 9.93283    $13.26670         0
    01/01/2014 to 12/31/2014.........  $13.26670    $14.09062         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99809    $10.17170         0
    01/01/2013 to 12/31/2013.........  $10.17170    $13.36689         0
    01/01/2014 to 12/31/2014.........  $13.36689    $14.39391         0
 AST MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.02882    $ 7.97555         0
    01/01/2010 to 12/31/2010.........  $ 7.97555    $ 9.63188         0
    01/01/2011 to 12/31/2011.........  $ 9.63188    $ 9.08589         0
    01/01/2012 to 12/31/2012.........  $ 9.08589    $10.51085         0
    01/01/2013 to 12/31/2013.........  $10.51085    $13.59817         0
    01/01/2014 to 12/31/2014.........  $13.59817    $15.27425         0
 AST MONEY MARKET PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.05788    $ 9.90902         0
    01/01/2010 to 12/31/2010.........  $ 9.90902    $ 9.68355         0
    01/01/2011 to 12/31/2011.........  $ 9.68355    $ 9.46336         0
    01/01/2012 to 12/31/2012.........  $ 9.46336    $ 9.24628         0
    01/01/2013 to 12/31/2013.........  $ 9.24628    $ 9.03356         0
    01/01/2014 to 12/31/2014.........  $ 9.03356    $ 8.82592         0
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.73287    $ 7.74993         0
    01/01/2010 to 12/31/2010.........  $ 7.74993    $ 9.34633         0
    01/01/2011 to 12/31/2011.........  $ 9.34633    $ 8.90497         0
    01/01/2012 to 12/31/2012.........  $ 8.90497    $10.19003         0
    01/01/2013 to 12/31/2013.........  $10.19003    $14.13811         0
    01/01/2014 to 12/31/2014.........  $14.13811    $15.78145         0
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02800    $10.05926         0
    01/01/2012 to 12/31/2012.........  $10.05926    $10.30635         0
    01/01/2013 to 12/31/2013.........  $10.30635    $ 9.78411         0
    01/01/2014 to 12/31/2014.........  $ 9.78411    $10.05156         0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.95800    $ 7.37175         0
    01/01/2010 to 12/31/2010.........  $ 7.37175    $ 9.26770         0
    01/01/2011 to 12/31/2011.........  $ 9.26770    $ 9.20769         0
    01/01/2012 to 12/31/2012.........  $ 9.20769    $10.10948         0
    01/01/2013 to 12/31/2013.........  $10.10948    $13.09812         0
    01/01/2014 to 12/31/2014.........  $13.09812    $13.81295         0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.21274    $ 7.53408         0
    01/01/2010 to 12/31/2010.........  $ 7.53408    $ 8.85289         0
    01/01/2011 to 04/29/2011.........  $ 8.85289    $ 9.90856         0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99809    $10.27738         0
    01/01/2013 to 12/31/2013.........  $10.27738    $11.94024         0
    01/01/2014 to 12/31/2014.........  $11.94024    $12.26513         0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.15313    $ 9.04069         0
    01/01/2010 to 12/31/2010.........  $ 9.04069    $10.80008         0
    01/01/2011 to 12/31/2011.........  $10.80008    $ 8.41294         0
    01/01/2012 to 12/31/2012.........  $ 8.41294    $ 9.69280         0
    01/01/2013 to 12/31/2013.........  $ 9.69280    $ 9.49101         0
    01/01/2014 to 12/31/2014.........  $ 9.49101    $ 8.83840         0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.47577    $10.97507         0
    01/01/2010 to 12/31/2010.........  $10.97507    $11.14074         0
    01/01/2011 to 12/31/2011.........  $11.14074    $11.12973         0
    01/01/2012 to 12/31/2012.........  $11.12973    $11.38397         0
    01/01/2013 to 12/31/2013.........  $11.38397    $10.88051         0
    01/01/2014 to 12/31/2014.........  $10.88051    $10.62009         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.40229    $11.49721          0
    01/01/2010 to 12/31/2010.........  $11.49721    $12.09978          0
    01/01/2011 to 12/31/2011.........  $12.09978    $12.19778          0
    01/01/2012 to 12/31/2012.........  $12.19778    $13.02765          0
    01/01/2013 to 12/31/2013.........  $13.02765    $12.49409          0
    01/01/2014 to 12/31/2014.........  $12.49409    $12.72327          0
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.34840    $ 9.65455          0
    01/01/2010 to 12/31/2010.........  $ 9.65455    $10.42982          0
    01/01/2011 to 12/31/2011.........  $10.42982    $10.29184          0
    01/01/2012 to 12/31/2012.........  $10.29184    $11.09793          0
    01/01/2013 to 12/31/2013.........  $11.09793    $11.84159          0
    01/01/2014 to 12/31/2014.........  $11.84159    $12.23751          0
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01801    $10.05916          0
    01/01/2012 to 12/31/2012.........  $10.05916    $10.52613          0
    01/01/2013 to 12/31/2013.........  $10.52613    $10.04616          0
    01/01/2014 to 12/31/2014.........  $10.04616    $10.41004          0
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.17903    $ 7.51087          0
    01/01/2010 to 12/31/2010.........  $ 7.51087    $ 8.73399          0
    01/01/2011 to 12/31/2011.........  $ 8.73399    $ 8.00320          0
    01/01/2012 to 12/31/2012.........  $ 8.00320    $ 8.82911          0
    01/01/2013 to 12/31/2013.........  $ 8.82911    $10.09478          0
    01/01/2014 to 12/31/2014.........  $10.09478    $10.76987          0
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.45995    $ 6.92791          0
    01/01/2010 to 12/31/2010.........  $ 6.92791    $ 7.78733          0
    01/01/2011 to 12/31/2011.........  $ 7.78733    $ 7.87158          0
    01/01/2012 to 12/31/2012.........  $ 7.87158    $ 9.13645          0
    01/01/2013 to 12/31/2013.........  $ 9.13645    $11.82112          0
    01/01/2014 to 12/31/2014.........  $11.82112    $13.53740          0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99809    $ 8.86036          0
    01/01/2012 to 12/31/2012.........  $ 8.86036    $ 9.79528          0
    01/01/2013 to 12/31/2013.........  $ 9.79528    $11.71354          0
    01/01/2014 to 12/31/2014.........  $11.71354    $12.18814          0
 AST RCM WORLD TRENDS PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.42730    $ 8.81729        922
    01/01/2010 to 12/31/2010.........  $ 8.81729    $ 9.64125        472
    01/01/2011 to 12/31/2011.........  $ 9.64125    $ 9.24880        435
    01/01/2012 to 12/31/2012.........  $ 9.24880    $ 9.96486        467
    01/01/2013 to 12/31/2013.........  $ 9.96486    $10.94677        136
    01/01/2014 to 12/31/2014.........  $10.94677    $11.24472          0
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.74095    $ 8.26396          0
    01/01/2010 to 12/31/2010.........  $ 8.26396    $ 9.23209          0
    01/01/2011 to 12/31/2011.........  $ 9.23209    $ 8.80468          0
    01/01/2012 to 12/31/2012.........  $ 8.80468    $ 9.96977          0
    01/01/2013 to 12/31/2013.........  $ 9.96977    $11.49977          0
    01/01/2014 to 12/31/2014.........  $11.49977    $11.84561          0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.19090    $ 8.82075          0
    01/01/2010 to 12/31/2010.........  $ 8.82075    $ 9.63600          0
    01/01/2011 to 12/31/2011.........  $ 9.63600    $ 9.09651          0
    01/01/2012 to 12/31/2012.........  $ 9.09651    $ 9.87681          0
    01/01/2013 to 12/31/2013.........  $ 9.87681    $11.03935          0
    01/01/2014 to 12/31/2014.........  $11.03935    $11.11287          0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.55216    $ 7.21128         0
    01/01/2010 to 12/31/2010.........  $ 7.21128    $ 9.33864         0
    01/01/2011 to 12/31/2011.........  $ 9.33864    $ 7.92780         0
    01/01/2012 to 12/31/2012.........  $ 7.92780    $ 9.30000         0
    01/01/2013 to 12/31/2013.........  $ 9.30000    $12.79453         0
    01/01/2014 to 12/31/2014.........  $12.79453    $13.11786         0
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.24164    $ 8.17829         0
    01/01/2010 to 12/31/2010.........  $ 8.17829    $10.90035         0
    01/01/2011 to 12/31/2011.........  $10.90035    $10.54577         0
    01/01/2012 to 12/31/2012.........  $10.54577    $11.55743         0
    01/01/2013 to 12/31/2013.........  $11.55743    $15.26349         0
    01/01/2014 to 12/31/2014.........  $15.26349    $15.48201         0
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.20145    $ 8.03269         0
    01/01/2010 to 12/31/2010.........  $ 8.03269    $ 9.88822         0
    01/01/2011 to 12/31/2011.........  $ 9.88822    $ 9.08373         0
    01/01/2012 to 12/31/2012.........  $ 9.08373    $10.48624         0
    01/01/2013 to 12/31/2013.........  $10.48624    $14.07707         0
    01/01/2014 to 12/31/2014.........  $14.07707    $14.47795         0
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.39103    $ 8.92871         0
    01/01/2010 to 12/31/2010.........  $ 8.92871    $ 9.72969         0
    01/01/2011 to 12/31/2011.........  $ 9.72969    $ 9.69497         0
    01/01/2012 to 12/31/2012.........  $ 9.69497    $10.75004         0
    01/01/2013 to 12/31/2013.........  $10.75004    $12.27096         0
    01/01/2014 to 12/31/2014.........  $12.27096    $12.69369         0
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.09245    $ 6.49596         0
    01/01/2010 to 12/31/2010.........  $ 6.49596    $ 7.18720         0
    01/01/2011 to 12/31/2011.........  $ 7.18720    $ 6.90707         0
    01/01/2012 to 12/31/2012.........  $ 6.90707    $ 7.91205         0
    01/01/2013 to 12/31/2013.........  $ 7.91205    $10.02493         0
    01/01/2014 to 12/31/2014.........  $10.02493    $10.52573         0
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.64607    $ 8.74424         0
    01/01/2010 to 12/31/2010.........  $ 8.74424    $ 9.89407         0
    01/01/2011 to 12/31/2011.........  $ 9.89407    $ 9.50301         0
    01/01/2012 to 12/31/2012.........  $ 9.50301    $10.91664         0
    01/01/2013 to 12/31/2013.........  $10.91664    $15.36141         0
    01/01/2014 to 12/31/2014.........  $15.36141    $16.26069         0
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.20793    $ 8.27631         0
    01/01/2010 to 12/31/2010.........  $ 8.27631    $ 9.74001         0
    01/01/2011 to 12/31/2011.........  $ 9.74001    $ 8.09666         0
    01/01/2012 to 12/31/2012.........  $ 8.09666    $ 8.19631         0
    01/01/2013 to 12/31/2013.........  $ 8.19631    $ 9.23949         0
    01/01/2014 to 12/31/2014.........  $ 9.23949    $ 8.27221         0
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.98210    $11.04844         0
    01/01/2010 to 12/31/2010.........  $11.04844    $11.41433         0
    01/01/2011 to 12/31/2011.........  $11.41433    $11.61219         0
    01/01/2012 to 12/31/2012.........  $11.61219    $11.93765         0
    01/01/2013 to 12/31/2013.........  $11.93765    $11.22534         0
    01/01/2014 to 12/31/2014.........  $11.22534    $11.02822         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.76647    $ 7.30333         0
    01/01/2010 to 12/31/2010.........  $ 7.30333    $ 8.17987         0
    01/01/2011 to 12/31/2011.........  $ 8.17987    $ 7.71587         0
    01/01/2012 to 12/31/2012.........  $ 7.71587    $ 8.36794         0
    01/01/2013 to 12/31/2013.........  $ 8.36794    $ 9.85179         0
    01/01/2014 to 12/31/2014.........  $ 9.85179    $10.15513         0
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.36703    $10.07149         0
    01/01/2010 to 12/31/2010.........  $10.07149    $10.60726         0
    01/01/2011 to 12/31/2011.........  $10.60726    $10.98814         0
    01/01/2012 to 12/31/2012.........  $10.98814    $11.57804         0
    01/01/2013 to 12/31/2013.........  $11.57804    $11.14289         0
    01/01/2014 to 12/31/2014.........  $11.14289    $11.67028         0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2009 to 12/31/2009.........  $ 6.60925    $ 8.40410         0
    01/01/2010 to 12/31/2010.........  $ 8.40410    $ 9.05182         0
    01/01/2011 to 12/31/2011.........  $ 9.05182    $ 8.69622         0
    01/01/2012 to 09/21/2012.........  $ 8.69622    $ 9.69586         0

* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY AND COMBINATION 5%
                     ROLL UP AND HAV DEATH BENEFIT (2.40%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.06538    $ 6.92442         0
    01/01/2009 to 12/31/2009.........  $ 6.92442    $ 8.40902         0
    01/01/2010 to 12/31/2010.........  $ 8.40902    $ 9.19416         0
    01/01/2011 to 12/31/2011.........  $ 9.19416    $ 8.73996         0
    01/01/2012 to 12/31/2012.........  $ 8.73996    $ 9.60702         0
    01/01/2013 to 12/31/2013.........  $ 9.60702    $10.31731         0
    01/01/2014 to 12/31/2014.........  $10.31731    $10.45985         0
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.29087    $ 7.16507         0
    01/01/2009 to 12/31/2009.........  $ 7.16507    $ 8.83017         0
    01/01/2010 to 12/31/2010.........  $ 8.83017    $ 9.80492         0
    01/01/2011 to 12/31/2011.........  $ 9.80492    $ 9.58582         0
    01/01/2012 to 12/31/2012.........  $ 9.58582    $10.63813         0
    01/01/2013 to 12/31/2013.........  $10.63813    $12.10842         0
    01/01/2014 to 12/31/2014.........  $12.10842    $12.54641         0
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.07404    $ 6.07283         0
    01/01/2009 to 12/31/2009.........  $ 6.07283    $ 6.98428         0
    01/01/2010 to 12/31/2010.........  $ 6.98428    $ 7.76476         0
    01/01/2011 to 12/31/2011.........  $ 7.76476    $ 7.85362         0
    01/01/2012 to 05/04/2012.........  $ 7.85362    $ 8.51251         0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.16748    $ 7.24959         0
    01/01/2009 to 12/31/2009.........  $ 7.24959    $ 8.72886         0
    01/01/2010 to 12/31/2010.........  $ 8.72886    $ 9.57364         0
    01/01/2011 to 12/31/2011.........  $ 9.57364    $ 9.23564         0
    01/01/2012 to 12/31/2012.........  $ 9.23564    $10.14363         0
    01/01/2013 to 12/31/2013.........  $10.14363    $11.65374         0
    01/01/2014 to 12/31/2014.........  $11.65374    $12.12236         0
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99805    $ 9.12332         0
    01/01/2012 to 12/31/2012.........  $ 9.12332    $ 9.96856         0
    01/01/2013 to 12/31/2013.........  $ 9.96856    $10.79120         0
    01/01/2014 to 12/31/2014.........  $10.79120    $11.05378         0
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99805    $10.44929         0
    01/01/2014 to 12/31/2014.........  $10.44929    $10.56915         0
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........  $ 9.99870    $ 9.32586         0
    01/01/2010 to 12/31/2010.........  $ 9.32586    $10.07014         0
    01/01/2011 to 12/31/2011.........  $10.07014    $10.78210         0
    01/01/2012 to 12/31/2012.........  $10.78210    $10.96703         0
    01/01/2013 to 12/31/2013.........  $10.96703    $10.63581         0
    01/01/2014 to 12/31/2014.........  $10.63581    $10.43419         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2018
    05/01/2008* to 12/31/2008........  $10.02953    $12.12017         0
    01/01/2009 to 12/31/2009.........  $12.12017    $11.11953         0
    01/01/2010 to 12/31/2010.........  $11.11953    $12.07315         0
    01/01/2011 to 12/31/2011.........  $12.07315    $13.39132         0
    01/01/2012 to 12/31/2012.........  $13.39132    $13.82393         0
    01/01/2013 to 12/31/2013.........  $13.82393    $13.07505         0
    01/01/2014 to 12/31/2014.........  $13.07505    $13.10808         0
 AST BOND PORTFOLIO 2019
    05/01/2008* to 12/31/2008........  $10.02950    $12.17723         0
    01/01/2009 to 12/31/2009.........  $12.17723    $10.97570         0
    01/01/2010 to 12/31/2010.........  $10.97570    $11.93588         0
    01/01/2011 to 12/31/2011.........  $11.93588    $13.51805         0
    01/01/2012 to 12/31/2012.........  $13.51805    $13.97366         0
    01/01/2013 to 12/31/2013.........  $13.97366    $12.98643         0
    01/01/2014 to 12/31/2014.........  $12.98643    $13.22229         0
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........  $ 9.99870    $ 8.73986         0
    01/01/2010 to 12/31/2010.........  $ 8.73986    $ 9.54567         0
    01/01/2011 to 12/31/2011.........  $ 9.54567    $11.06302         0
    01/01/2012 to 12/31/2012.........  $11.06302    $11.48563         0
    01/01/2013 to 12/31/2013.........  $11.48563    $10.48523         0
    01/01/2014 to 12/31/2014.........  $10.48523    $10.86977         0
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99740    $10.94703         0
    01/01/2011 to 12/31/2011.........  $10.94703    $12.86080         0
    01/01/2012 to 12/31/2012.........  $12.86080    $13.41162         0
    01/01/2013 to 12/31/2013.........  $13.41162    $12.18000         0
    01/01/2014 to 12/31/2014.........  $12.18000    $12.80768         0
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99805    $11.95382         0
    01/01/2012 to 12/31/2012.........  $11.95382    $12.35536         0
    01/01/2013 to 12/31/2013.........  $12.35536    $10.88942         0
    01/01/2014 to 12/31/2014.........  $10.88942    $11.73649         0
 AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012........  $ 9.99740    $10.34095         0
    01/01/2013 to 12/31/2013.........  $10.34095    $ 9.06825         0
    01/01/2014 to 12/31/2014.........  $ 9.06825    $ 9.97298         0
 AST BOND PORTFOLIO 2024
    01/02/2013* to 12/31/2013........  $ 9.99870    $ 8.70067         0
    01/01/2014 to 12/31/2014.........  $ 8.70067    $ 9.73623         0
 AST BOND PORTFOLIO 2025
    01/02/2014* to 12/31/2014........  $ 9.99870    $11.23998         0
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14482    $10.29078         0
    01/01/2010 to 12/31/2010.........  $10.29078    $11.42856         0
    01/01/2011 to 12/31/2011.........  $11.42856    $10.50527         0
    01/01/2012 to 12/31/2012.........  $10.50527    $11.61581         0
    01/01/2013 to 12/31/2013.........  $11.61581    $14.90839         0
    01/01/2014 to 12/31/2014.........  $14.90839    $16.05297         0
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.95763    $ 6.59952         0
    01/01/2009 to 12/31/2009.........  $ 6.59952    $ 8.07701         0
    01/01/2010 to 12/31/2010.........  $ 8.07701    $ 8.94247         0
    01/01/2011 to 12/31/2011.........  $ 8.94247    $ 8.52098         0
    01/01/2012 to 12/31/2012.........  $ 8.52098    $ 9.46255         0
    01/01/2013 to 12/31/2013.........  $ 9.46255    $11.33628         0
    01/01/2014 to 12/31/2014.........  $11.33628    $11.84463         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99805    $11.59238         0
    01/01/2014 to 12/31/2014.........  $11.59238    $12.86091         0
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.42778    $ 5.92299         0
    01/01/2009 to 12/31/2009.........  $ 5.92299    $ 7.63062         0
    01/01/2010 to 12/31/2010.........  $ 7.63062    $ 9.58957         0
    01/01/2011 to 12/31/2011.........  $ 9.58957    $ 9.98202         0
    01/01/2012 to 12/31/2012.........  $ 9.98202    $11.24342         0
    01/01/2013 to 12/31/2013.........  $11.24342    $11.32354         0
    01/01/2014 to 12/31/2014.........  $11.32354    $14.47623         0
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    05/01/2008* to 07/18/2008........  $ 8.64233    $ 8.03870         0
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99805    $ 9.64246         0
    01/01/2014 to 12/31/2014.........  $ 9.64246    $ 9.89663         0
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.02080    $ 6.65105         0
    01/01/2009 to 12/31/2009.........  $ 6.65105    $ 8.04404         0
    01/01/2010 to 12/31/2010.........  $ 8.04404    $ 8.98365         0
    01/01/2011 to 12/31/2011.........  $ 8.98365    $ 8.64113         0
    01/01/2012 to 12/31/2012.........  $ 8.64113    $ 9.33532         0
    01/01/2013 to 12/31/2013.........  $ 9.33532    $10.46187         0
    01/01/2014 to 12/31/2014.........  $10.46187    $10.53835         0
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10341    $ 7.47125         0
    01/01/2009 to 12/31/2009.........  $ 7.47125    $ 8.84491         0
    01/01/2010 to 12/31/2010.........  $ 8.84491    $ 9.78810         0
    01/01/2011 to 12/31/2011.........  $ 9.78810    $ 9.32246         0
    01/01/2012 to 12/31/2012.........  $ 9.32246    $10.34462         0
    01/01/2013 to 12/31/2013.........  $10.34462    $12.04384         0
    01/01/2014 to 12/31/2014.........  $12.04384    $12.43380         0
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99806    $ 7.44900         0
    01/01/2009 to 11/13/2009.........  $ 7.44900    $ 8.27992         0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99805    $10.69651         0
    01/01/2013 to 12/31/2013.........  $10.69651    $13.00172         0
    01/01/2014 to 12/31/2014.........  $13.00172    $13.10008         0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99805    $10.76422         0
    01/01/2014 to 12/31/2014.........  $10.76422    $10.78050         0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17473    $ 6.09375         0
    01/01/2009 to 12/31/2009.........  $ 6.09375    $ 8.03932         0
    01/01/2010 to 12/31/2010.........  $ 8.03932    $ 9.43655         0
    01/01/2011 to 12/31/2011.........  $ 9.43655    $ 8.75100         0
    01/01/2012 to 12/31/2012.........  $ 8.75100    $10.83585         0
    01/01/2013 to 12/31/2013.........  $10.83585    $11.04153         0
    01/01/2014 to 12/31/2014.........  $11.04153    $12.28372         0
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.95722    $ 6.05384         0
    01/01/2009 to 12/31/2009.........  $ 6.05384    $ 8.83209         0
    01/01/2010 to 12/31/2010.........  $ 8.83209    $ 9.51216         0
    01/01/2011 to 12/31/2011.........  $ 9.51216    $ 8.92160         0
    01/01/2012 to 12/31/2012.........  $ 8.92160    $10.43375         0
    01/01/2013 to 12/31/2013.........  $10.43375    $13.21904         0
    01/01/2014 to 02/07/2014.........  $13.21904    $12.99487         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.31391    $ 5.89382         0
    01/01/2009 to 12/31/2009.........  $ 5.89382    $ 6.85990         0
    01/01/2010 to 12/31/2010.........  $ 6.85990    $ 7.56217         0
    01/01/2011 to 12/31/2011.........  $ 7.56217    $ 6.97730         0
    01/01/2012 to 12/31/2012.........  $ 6.97730    $ 8.15322         0
    01/01/2013 to 12/31/2013.........  $ 8.15322    $10.63258         0
    01/01/2014 to 12/31/2014.........  $10.63258    $11.74658         0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.29578    $ 6.01015         0
    01/01/2009 to 12/31/2009.........  $ 6.01015    $ 9.21996         0
    01/01/2010 to 12/31/2010.........  $ 9.21996    $10.78877         0
    01/01/2011 to 12/31/2011.........  $10.78877    $10.22214         0
    01/01/2012 to 12/31/2012.........  $10.22214    $11.93973         0
    01/01/2013 to 12/31/2013.........  $11.93973    $15.41299         0
    01/01/2014 to 12/31/2014.........  $15.41299    $16.78620         0
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08908    $ 7.57970         0
    01/01/2009 to 12/31/2009.........  $ 7.57970    $ 9.13255         0
    01/01/2010 to 12/31/2010.........  $ 9.13255    $ 9.95263         0
    01/01/2011 to 12/31/2011.........  $ 9.95263    $ 9.67006         0
    01/01/2012 to 12/31/2012.........  $ 9.67006    $10.39923         0
    01/01/2013 to 12/31/2013.........  $10.39923    $11.15248         0
    01/01/2014 to 12/31/2014.........  $11.15248    $11.33079         0
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03294    $ 7.61483         0
    01/01/2009 to 12/31/2009.........  $ 7.61483    $ 9.43248         0
    01/01/2010 to 12/31/2010.........  $ 9.43248    $11.67679         0
    01/01/2011 to 12/31/2011.........  $11.67679    $11.55156         0
    01/01/2012 to 12/31/2012.........  $11.55156    $13.04978         0
    01/01/2013 to 12/31/2013.........  $13.04978    $17.68972         0
    01/01/2014 to 12/31/2014.........  $17.68972    $18.51798         0
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.32080    $ 5.99056         0
    01/01/2009 to 12/31/2009.........  $ 5.99056    $ 6.91817         0
    01/01/2010 to 12/31/2010.........  $ 6.91817    $ 7.59645         0
    01/01/2011 to 12/31/2011.........  $ 7.59645    $ 7.38192         0
    01/01/2012 to 12/31/2012.........  $ 7.38192    $ 8.17436         0
    01/01/2013 to 12/31/2013.........  $ 8.17436    $10.74695         0
    01/01/2014 to 12/31/2014.........  $10.74695    $10.65820         0
 AST HIGH YIELD PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.57213    $ 7.62984         0
    01/01/2009 to 12/31/2009.........  $ 7.62984    $10.09994         0
    01/01/2010 to 12/31/2010.........  $10.09994    $11.19443         0
    01/01/2011 to 12/31/2011.........  $11.19443    $11.27903         0
    01/01/2012 to 12/31/2012.........  $11.27903    $12.54195         0
    01/01/2013 to 12/31/2013.........  $12.54195    $13.12707         0
    01/01/2014 to 12/31/2014.........  $13.12707    $13.14684         0
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.46471    $ 5.36411         0
    01/01/2009 to 12/31/2009.........  $ 5.36411    $ 7.08678         0
    01/01/2010 to 12/31/2010.........  $ 7.08678    $ 7.92392         0
    01/01/2011 to 12/31/2011.........  $ 7.92392    $ 6.73808         0
    01/01/2012 to 12/31/2012.........  $ 6.73808    $ 7.91964         0
    01/01/2013 to 12/31/2013.........  $ 7.91964    $ 9.20763         0
    01/01/2014 to 12/31/2014.........  $ 9.20763    $ 8.49469         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.85053    $ 5.70965         0
    01/01/2009 to 12/31/2009.........  $ 5.70965    $ 7.27610         0
    01/01/2010 to 12/31/2010.........  $ 7.27610    $ 7.89291         0
    01/01/2011 to 12/31/2011.........  $ 7.89291    $ 6.74057         0
    01/01/2012 to 12/31/2012.........  $ 6.74057    $ 7.67977         0
    01/01/2013 to 12/31/2013.........  $ 7.67977    $ 8.95950         0
    01/01/2014 to 12/31/2014.........  $ 8.95950    $ 8.16266         0
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11160    $ 7.10584         0
    01/01/2009 to 12/31/2009.........  $ 7.10584    $ 8.78953         0
    01/01/2010 to 12/31/2010.........  $ 8.78953    $ 9.76926         0
    01/01/2011 to 12/31/2011.........  $ 9.76926    $ 9.48596         0
    01/01/2012 to 12/31/2012.........  $ 9.48596    $10.52117         0
    01/01/2013 to 12/31/2013.........  $10.52117    $11.94705         0
    01/01/2014 to 12/31/2014.........  $11.94705    $12.40908         0
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.03277    $ 5.90321         0
    01/01/2009 to 12/31/2009.........  $ 5.90321    $ 7.83316         0
    01/01/2010 to 12/31/2010.........  $ 7.83316    $ 8.19781         0
    01/01/2011 to 12/31/2011.........  $ 8.19781    $ 7.27313         0
    01/01/2012 to 12/31/2012.........  $ 7.27313    $ 8.65832         0
    01/01/2013 to 12/31/2013.........  $ 8.65832    $ 9.75394         0
    01/01/2014 to 12/31/2014.........  $ 9.75394    $ 8.91862         0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.18772    $ 7.77514         0
    01/01/2009 to 12/31/2009.........  $ 7.77514    $ 9.26456         0
    01/01/2010 to 12/31/2010.........  $ 9.26456    $ 9.70934         0
    01/01/2011 to 12/31/2011.........  $ 9.70934    $ 9.50397         0
    01/01/2012 to 12/31/2012.........  $ 9.50397    $10.27542         0
    01/01/2013 to 12/31/2013.........  $10.27542    $11.14123         0
    01/01/2014 to 12/31/2014.........  $11.14123    $11.47249         0
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08344    $10.28102         0
    01/01/2010 to 12/31/2010.........  $10.28102    $11.17602         0
    01/01/2011 to 12/31/2011.........  $11.17602    $10.98635         0
    01/01/2012 to 12/31/2012.........  $10.98635    $12.35740         0
    01/01/2013 to 12/31/2013.........  $12.35740    $16.47138         0
    01/01/2014 to 12/31/2014.........  $16.47138    $17.61344         0
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.12432    $ 5.44618         0
    01/01/2009 to 12/31/2009.........  $ 5.44618    $ 6.35197         0
    01/01/2010 to 12/31/2010.........  $ 6.35197    $ 7.01917         0
    01/01/2011 to 12/31/2011.........  $ 7.01917    $ 6.56788         0
    01/01/2012 to 12/31/2012.........  $ 6.56788    $ 7.49650         0
    01/01/2013 to 12/31/2013.........  $ 7.49650    $10.23865         0
    01/01/2014 to 12/31/2014.........  $10.23865    $11.37275         0
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.95140    $ 5.93836         0
    01/01/2009 to 12/31/2009.........  $ 5.93836    $ 7.52477         0
    01/01/2010 to 12/31/2010.........  $ 7.52477    $ 8.79962         0
    01/01/2011 to 12/31/2011.........  $ 8.79962    $ 8.51486         0
    01/01/2012 to 12/31/2012.........  $ 8.51486    $ 9.33452         0
    01/01/2013 to 12/31/2013.........  $ 9.33452    $12.45287         0
    01/01/2014 to 12/31/2014.........  $12.45287    $13.44844         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.34832    $ 7.77034         0
    01/01/2009 to 12/31/2009.........  $ 7.77034    $10.21385         0
    01/01/2010 to 12/31/2010.........  $10.21385    $11.31212         0
    01/01/2011 to 12/31/2011.........  $11.31212    $12.17065         0
    01/01/2012 to 12/31/2012.........  $12.17065    $12.58918         0
    01/01/2013 to 12/31/2013.........  $12.58918    $12.04769         0
    01/01/2014 to 12/31/2014.........  $12.04769    $12.51652         0
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.14043    $ 6.70496         0
    01/01/2009 to 12/31/2009.........  $ 6.70496    $ 8.61060         0
    01/01/2010 to 12/31/2010.........  $ 8.61060    $ 9.42163         0
    01/01/2011 to 12/31/2011.........  $ 9.42163    $ 8.91254         0
    01/01/2012 to 12/31/2012.........  $ 8.91254    $10.71153         0
    01/01/2013 to 12/31/2013.........  $10.71153    $13.35082         0
    01/01/2014 to 12/31/2014.........  $13.35082    $13.51079         0
 AST MFS GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.34422    $ 6.67623         0
    01/01/2009 to 12/31/2009.........  $ 6.67623    $ 8.10407         0
    01/01/2010 to 12/31/2010.........  $ 8.10407    $ 8.92570         0
    01/01/2011 to 12/31/2011.........  $ 8.92570    $ 8.66471         0
    01/01/2012 to 12/31/2012.........  $ 8.66471    $ 9.90656         0
    01/01/2013 to 12/31/2013.........  $ 9.90656    $13.22516         0
    01/01/2014 to 12/31/2014.........  $13.22516    $14.03968         0
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99805    $10.16994         0
    01/01/2013 to 12/31/2013.........  $10.16994    $13.35804         0
    01/01/2014 to 12/31/2014.........  $13.35804    $14.37735         0
 AST MID-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.71651    $ 5.87360         0
    01/01/2009 to 12/31/2009.........  $ 5.87360    $ 7.96604         0
    01/01/2010 to 12/31/2010.........  $ 7.96604    $ 9.61562         0
    01/01/2011 to 12/31/2011.........  $ 9.61562    $ 9.06611         0
    01/01/2012 to 12/31/2012.........  $ 9.06611    $10.48281         0
    01/01/2013 to 12/31/2013.........  $10.48281    $13.55519         0
    01/01/2014 to 12/31/2014.........  $13.55519    $15.21849         0
 AST MONEY MARKET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.12956    $10.11022         0
    01/01/2009 to 12/31/2009.........  $10.11022    $ 9.89725         0
    01/01/2010 to 12/31/2010.........  $ 9.89725    $ 9.66733         0
    01/01/2011 to 12/31/2011.........  $ 9.66733    $ 9.44302         0
    01/01/2012 to 12/31/2012.........  $ 9.44302    $ 9.22182         0
    01/01/2013 to 12/31/2013.........  $ 9.22182    $ 9.00524         0
    01/01/2014 to 12/31/2014.........  $ 9.00524    $ 8.79394         0
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.62312    $ 5.63607         0
    01/01/2009 to 12/31/2009.........  $ 5.63607    $ 7.74083         0
    01/01/2010 to 12/31/2010.........  $ 7.74083    $ 9.33087         0
    01/01/2011 to 12/31/2011.........  $ 9.33087    $ 8.88576         0
    01/01/2012 to 12/31/2012.........  $ 8.88576    $10.16303         0
    01/01/2013 to 12/31/2013.........  $10.16303    $14.09374         0
    01/01/2014 to 12/31/2014.........  $14.09374    $15.72421         0
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02796    $10.05841         0
    01/01/2012 to 12/31/2012.........  $10.05841    $10.30053         0
    01/01/2013 to 12/31/2013.........  $10.30053    $ 9.77368         0
    01/01/2014 to 12/31/2014.........  $ 9.77368    $10.03593         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.51578    $ 5.80929         0
    01/01/2009 to 12/31/2009.........  $ 5.80929    $ 7.36289         0
    01/01/2010 to 12/31/2010.........  $ 7.36289    $ 9.25213         0
    01/01/2011 to 12/31/2011.........  $ 9.25213    $ 9.18770         0
    01/01/2012 to 12/31/2012.........  $ 9.18770    $10.08264         0
    01/01/2013 to 12/31/2013.........  $10.08264    $13.05700         0
    01/01/2014 to 12/31/2014.........  $13.05700    $13.76279         0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.12128    $ 6.28737         0
    01/01/2009 to 12/31/2009.........  $ 6.28737    $ 7.52520         0
    01/01/2010 to 12/31/2010.........  $ 7.52520    $ 8.83808         0
    01/01/2011 to 04/29/2011.........  $ 8.83808    $ 9.89037         0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99805    $10.27404         0
    01/01/2013 to 12/31/2013.........  $10.27404    $11.93056         0
    01/01/2014 to 12/31/2014.........  $11.93056    $12.24927         0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10080    $ 5.55593         0
    01/01/2009 to 12/31/2009.........  $ 5.55593    $ 9.03439         0
    01/01/2010 to 12/31/2010.........  $ 9.03439    $10.78725         0
    01/01/2011 to 12/31/2011.........  $10.78725    $ 8.39889         0
    01/01/2012 to 12/31/2012.........  $ 8.39889    $ 9.67193         0
    01/01/2013 to 12/31/2013.........  $ 9.67193    $ 9.46594         0
    01/01/2014 to 12/31/2014.........  $ 9.46594    $ 8.81078         0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.47523    $10.18372         0
    01/01/2009 to 12/31/2009.........  $10.18372    $10.96202         0
    01/01/2010 to 12/31/2010.........  $10.96202    $11.12215         0
    01/01/2011 to 12/31/2011.........  $11.12215    $11.10585         0
    01/01/2012 to 12/31/2012.........  $11.10585    $11.35381         0
    01/01/2013 to 12/31/2013.........  $11.35381    $10.84620         0
    01/01/2014 to 12/31/2014.........  $10.84620    $10.58143         0
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.82785    $10.09179         0
    01/01/2009 to 12/31/2009.........  $10.09179    $11.48362         0
    01/01/2010 to 12/31/2010.........  $11.48362    $12.07957         0
    01/01/2011 to 12/31/2011.........  $12.07957    $12.17143         0
    01/01/2012 to 12/31/2012.........  $12.17143    $12.99318         0
    01/01/2013 to 12/31/2013.........  $12.99318    $12.45510         0
    01/01/2014 to 12/31/2014.........  $12.45510    $12.67738         0
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.38024    $ 8.22631         0
    01/01/2009 to 12/31/2009.........  $ 8.22631    $ 9.64296         0
    01/01/2010 to 12/31/2010.........  $ 9.64296    $10.41219         0
    01/01/2011 to 12/31/2011.........  $10.41219    $10.26954         0
    01/01/2012 to 12/31/2012.........  $10.26954    $11.06847         0
    01/01/2013 to 12/31/2013.........  $11.06847    $11.80439         0
    01/01/2014 to 12/31/2014.........  $11.80439    $12.19299         0
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01797    $10.05829         0
    01/01/2012 to 12/31/2012.........  $10.05829    $10.52020         0
    01/01/2013 to 12/31/2013.........  $10.52020    $10.03561         0
    01/01/2014 to 12/31/2014.........  $10.03561    $10.39400         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.16645    $ 6.09825         0
    01/01/2009 to 12/31/2009.........  $ 6.09825    $ 7.50203         0
    01/01/2010 to 12/31/2010.........  $ 7.50203    $ 8.71937         0
    01/01/2011 to 12/31/2011.........  $ 8.71937    $ 7.98582         0
    01/01/2012 to 12/31/2012.........  $ 7.98582    $ 8.80550         0
    01/01/2013 to 12/31/2013.........  $ 8.80550    $10.06294         0
    01/01/2014 to 12/31/2014.........  $10.06294    $10.73057         0
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.26295    $ 5.81657         0
    01/01/2009 to 12/31/2009.........  $ 5.81657    $ 6.91956         0
    01/01/2010 to 12/31/2010.........  $ 6.91956    $ 7.77416         0
    01/01/2011 to 12/31/2011.........  $ 7.77416    $ 7.85445         0
    01/01/2012 to 12/31/2012.........  $ 7.85445    $ 9.11210         0
    01/01/2013 to 12/31/2013.........  $ 9.11210    $11.78388         0
    01/01/2014 to 12/31/2014.........  $11.78388    $13.48806         0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99805    $ 8.85749         0
    01/01/2012 to 12/31/2012.........  $ 8.85749    $ 9.78732         0
    01/01/2013 to 12/31/2013.........  $ 9.78732    $11.69834         0
    01/01/2014 to 12/31/2014.........  $11.69834    $12.16637         0
 AST RCM WORLD TRENDS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08090    $ 7.31179         0
    01/01/2009 to 12/31/2009.........  $ 7.31179    $ 8.81013         0
    01/01/2010 to 12/31/2010.........  $ 8.81013    $ 9.62868         0
    01/01/2011 to 12/31/2011.........  $ 9.62868    $ 9.23226         0
    01/01/2012 to 12/31/2012.........  $ 9.23226    $ 9.94220         0
    01/01/2013 to 12/31/2013.........  $ 9.94220    $10.91650         0
    01/01/2014 to 12/31/2014.........  $10.91650    $11.20814         0
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09908    $ 6.66583         0
    01/01/2009 to 12/31/2009.........  $ 6.66583    $ 8.25716         0
    01/01/2010 to 12/31/2010.........  $ 8.25716    $ 9.22004         0
    01/01/2011 to 12/31/2011.........  $ 9.22004    $ 8.78895         0
    01/01/2012 to 12/31/2012.........  $ 8.78895    $ 9.94724         0
    01/01/2013 to 12/31/2013.........  $ 9.94724    $11.46812         0
    01/01/2014 to 12/31/2014.........  $11.46812    $11.80726         0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11678    $ 7.08081         0
    01/01/2009 to 12/31/2009.........  $ 7.08081    $ 8.81015         0
    01/01/2010 to 12/31/2010.........  $ 8.81015    $ 9.61974         0
    01/01/2011 to 12/31/2011.........  $ 9.61974    $ 9.07676         0
    01/01/2012 to 12/31/2012.........  $ 9.07676    $ 9.85056         0
    01/01/2013 to 12/31/2013.........  $ 9.85056    $11.00461         0
    01/01/2014 to 12/31/2014.........  $11.00461    $11.07259         0
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.12483    $ 5.55993         0
    01/01/2009 to 12/31/2009.........  $ 5.55993    $ 7.20277         0
    01/01/2010 to 12/31/2010.........  $ 7.20277    $ 9.32300         0
    01/01/2011 to 12/31/2011.........  $ 9.32300    $ 7.91066         0
    01/01/2012 to 12/31/2012.........  $ 7.91066    $ 9.27529         0
    01/01/2013 to 12/31/2013.........  $ 9.27529    $12.75426         0
    01/01/2014 to 12/31/2014.........  $12.75426    $13.07026         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.43516    $ 6.24676         0
    01/01/2009 to 12/31/2009.........  $ 6.24676    $ 8.16855         0
    01/01/2010 to 12/31/2010.........  $ 8.16855    $10.88192         0
    01/01/2011 to 12/31/2011.........  $10.88192    $10.52284         0
    01/01/2012 to 12/31/2012.........  $10.52284    $11.52660         0
    01/01/2013 to 12/31/2013.........  $11.52660    $15.21539         0
    01/01/2014 to 12/31/2014.........  $15.21539    $15.42569         0
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.31846    $ 6.46922         0
    01/01/2009 to 12/31/2009.........  $ 6.46922    $ 8.02319         0
    01/01/2010 to 12/31/2010.........  $ 8.02319    $ 9.87158         0
    01/01/2011 to 12/31/2011.........  $ 9.87158    $ 9.06404         0
    01/01/2012 to 12/31/2012.........  $ 9.06404    $10.45837         0
    01/01/2013 to 12/31/2013.........  $10.45837    $14.03278         0
    01/01/2014 to 12/31/2014.........  $14.03278    $14.42532         0
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.00864    $ 7.35660         0
    01/01/2009 to 12/31/2009.........  $ 7.35660    $ 8.91799         0
    01/01/2010 to 12/31/2010.........  $ 8.91799    $ 9.71338         0
    01/01/2011 to 12/31/2011.........  $ 9.71338    $ 9.67390         0
    01/01/2012 to 12/31/2012.........  $ 9.67390    $10.72140         0
    01/01/2013 to 12/31/2013.........  $10.72140    $12.23218         0
    01/01/2014 to 12/31/2014.........  $12.23218    $12.64742         0
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 8.99463    $ 5.36702         0
    01/01/2009 to 12/31/2009.........  $ 5.36702    $ 6.48824         0
    01/01/2010 to 12/31/2010.........  $ 6.48824    $ 7.17521         0
    01/01/2011 to 12/31/2011.........  $ 7.17521    $ 6.89216         0
    01/01/2012 to 12/31/2012.........  $ 6.89216    $ 7.89104         0
    01/01/2013 to 12/31/2013.........  $ 7.89104    $ 9.99332         0
    01/01/2014 to 12/31/2014.........  $ 9.99332    $10.48743         0
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.58632    $ 5.83132         0
    01/01/2009 to 12/31/2009.........  $ 5.83132    $ 8.73379         0
    01/01/2010 to 12/31/2010.........  $ 8.73379    $ 9.87738         0
    01/01/2011 to 12/31/2011.........  $ 9.87738    $ 9.48238         0
    01/01/2012 to 12/31/2012.........  $ 9.48238    $10.88753         0
    01/01/2013 to 12/31/2013.........  $10.88753    $15.31319         0
    01/01/2014 to 12/31/2014.........  $15.31319    $16.20173         0
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2008* to 12/31/2008........  $11.99749    $ 5.66799         0
    01/01/2009 to 12/31/2009.........  $ 5.66799    $ 8.26638         0
    01/01/2010 to 12/31/2010.........  $ 8.26638    $ 9.72356         0
    01/01/2011 to 12/31/2011.........  $ 9.72356    $ 8.07903         0
    01/01/2012 to 12/31/2012.........  $ 8.07903    $ 8.17432         0
    01/01/2013 to 12/31/2013.........  $ 8.17432    $ 9.21029         0
    01/01/2014 to 12/31/2014.........  $ 9.21029    $ 8.24203         0
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.96294    $10.07953         0
    01/01/2009 to 12/31/2009.........  $10.07953    $11.03553         0
    01/01/2010 to 12/31/2010.........  $11.03553    $11.39552         0
    01/01/2011 to 12/31/2011.........  $11.39552    $11.58745         0
    01/01/2012 to 12/31/2012.........  $11.58745    $11.90634         0
    01/01/2013 to 12/31/2013.........  $11.90634    $11.19041         0
    01/01/2014 to 12/31/2014.........  $11.19041    $10.98863         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/01/2008* to 12/31/2008........  $ 9.71750    $ 5.81623         0
    01/01/2009 to 12/31/2009.........  $ 5.81623    $ 7.29458         0
    01/01/2010 to 12/31/2010.........  $ 7.29458    $ 8.16614         0
    01/01/2011 to 12/31/2011.........  $ 8.16614    $ 7.69914         0
    01/01/2012 to 12/31/2012.........  $ 7.69914    $ 8.34565         0
    01/01/2013 to 12/31/2013.........  $ 8.34565    $ 9.82081         0
    01/01/2014 to 12/31/2014.........  $ 9.82081    $10.11816         0
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.20883    $ 9.22953         0
    01/01/2009 to 12/31/2009.........  $ 9.22953    $10.06109         0
    01/01/2010 to 12/31/2010.........  $10.06109    $10.59108         0
    01/01/2011 to 12/31/2011.........  $10.59108    $10.96607         0
    01/01/2012 to 12/31/2012.........  $10.96607    $11.54912         0
    01/01/2013 to 12/31/2013.........  $11.54912    $11.10962         0
    01/01/2014 to 12/31/2014.........  $11.10962    $11.62978         0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07792    $ 6.61128         0
    01/01/2009 to 12/31/2009.........  $ 6.61128    $ 8.39711         0
    01/01/2010 to 12/31/2010.........  $ 8.39711    $ 9.03984         0
    01/01/2011 to 12/31/2011.........  $ 9.03984    $ 8.68046         0
    01/01/2012 to 09/21/2012.........  $ 8.68046    $ 9.67481         0

* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

     ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY AND
                                COMBINATION 5%
 ROLL-UP AND HAV DEATH BENEFIT OR HIGHEST DAILY VALUE DEATH BENEFIT (2.65%) OR
                               TRUEACCUMULATION
                        HD 60 BPS AND COMBO DB (2.65%)

                                                                   NUMBER OF
                                                                 ACCUMULATION
                                       ACCUMULATION ACCUMULATION     UNITS
                                        UNIT VALUE   UNIT VALUE   OUTSTANDING
                                       AT BEGINNING    AT END         AT
  SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
  ------------                         ------------ ------------ -------------
  AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.09227    $10.39083          0
     01/01/2008 to 12/31/2008.........  $10.39083    $ 6.90031          0
     01/01/2009 to 12/31/2009.........  $ 6.90031    $ 8.35909          0
     01/01/2010 to 12/31/2010.........  $ 8.35909    $ 9.11727          0
     01/01/2011 to 12/31/2011.........  $ 9.11727    $ 8.64578          0
     01/01/2012 to 12/31/2012.........  $ 8.64578    $ 9.48020          0
     01/01/2013 to 12/31/2013.........  $ 9.48020    $10.15623          0
     01/01/2014 to 12/31/2014.........  $10.15623    $10.27146          0
  AST ADVANCED STRATEGIES PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.11392    $10.44156          0
     01/01/2008 to 12/31/2008.........  $10.44156    $ 7.14011          0
     01/01/2009 to 12/31/2009.........  $ 7.14011    $ 8.77789          0
     01/01/2010 to 12/31/2010.........  $ 8.77789    $ 9.72305          0
     01/01/2011 to 12/31/2011.........  $ 9.72305    $ 9.48269          0
     01/01/2012 to 12/31/2012.........  $ 9.48269    $10.49791          0
     01/01/2013 to 12/31/2013.........  $10.49791    $11.91973          0
     01/01/2014 to 12/31/2014.........  $11.91973    $12.32077          0
  AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.06533    $ 9.52001          0
     01/01/2008 to 12/31/2008.........  $ 9.52001    $ 6.05164          0
     01/01/2009 to 12/31/2009.........  $ 6.05164    $ 6.94298          0
     01/01/2010 to 12/31/2010.........  $ 6.94298    $ 7.70001          0
     01/01/2011 to 12/31/2011.........  $ 7.70001    $ 7.76914          0
     01/01/2012 to 05/04/2012.........  $ 7.76914    $ 8.41390          0
  AST BALANCED ASSET ALLOCATION PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.07604    $10.40145          0
     01/01/2008 to 12/31/2008.........  $10.40145    $ 7.22436        496
     01/01/2009 to 12/31/2009.........  $ 7.22436    $ 8.67713          0
     01/01/2010 to 12/31/2010.........  $ 8.67713    $ 9.49379          0
     01/01/2011 to 12/31/2011.........  $ 9.49379    $ 9.13639          0
     01/01/2012 to 12/31/2012.........  $ 9.13639    $10.01010          0
     01/01/2013 to 12/31/2013.........  $10.01010    $11.47234          0
     01/01/2014 to 12/31/2014.........  $11.47234    $11.90463          0
  AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
     05/02/2011* to 12/31/2011........  $ 9.99785    $ 9.10829          0
     01/01/2012 to 12/31/2012.........  $ 9.10829    $ 9.92784          0
     01/01/2013 to 12/31/2013.........  $ 9.92784    $10.72083          0
     01/01/2014 to 12/31/2014.........  $10.72083    $10.95490          0
  AST BLACKROCK ISHARES ETF PORTFOLIO
     04/29/2013* to 12/31/2013........  $ 9.99785    $10.43198          0
     01/01/2014 to 12/31/2014.........  $10.43198    $10.52584          0
  AST BOND PORTFOLIO 2016
     05/01/2009* to 12/31/2009........  $ 9.93806    $ 9.57501          0
     01/01/2010 to 12/31/2010.........  $ 9.57501    $10.31396          0
     01/01/2011 to 12/31/2011.........  $10.31396    $11.01624          0
     01/01/2012 to 12/31/2012.........  $11.01624    $11.17784          0
     01/01/2013 to 12/31/2013.........  $11.17784    $10.81388          0
     01/01/2014 to 12/31/2014.........  $10.81388    $10.58303          0

                                                                   NUMBER OF
                                                                 ACCUMULATION
                                       ACCUMULATION ACCUMULATION     UNITS
                                        UNIT VALUE   UNIT VALUE   OUTSTANDING
                                       AT BEGINNING    AT END         AT
  SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
  ------------                         ------------ ------------ -------------
  AST BOND PORTFOLIO 2018
     05/01/2009* to 12/31/2009........  $ 9.92249    $ 9.64071           0
     01/01/2010 to 12/31/2010.........  $ 9.64071    $10.44194           0
     01/01/2011 to 12/31/2011.........  $10.44194    $11.55389           0
     01/01/2012 to 12/31/2012.........  $11.55389    $11.89796           0
     01/01/2013 to 12/31/2013.........  $11.89796    $11.22618           0
     01/01/2014 to 12/31/2014.........  $11.22618    $11.22703           0
  AST BOND PORTFOLIO 2019
     05/01/2009* to 12/31/2009........  $ 9.90527    $ 9.54186           0
     01/01/2010 to 12/31/2010.........  $ 9.54186    $10.35128           0
     01/01/2011 to 12/31/2011.........  $10.35128    $11.69489           0
     01/01/2012 to 12/31/2012.........  $11.69489    $12.05951           0
     01/01/2013 to 12/31/2013.........  $12.05951    $11.18006           0
     01/01/2014 to 12/31/2014.........  $11.18006    $11.35538           0
  AST BOND PORTFOLIO 2020
     05/01/2009* to 12/31/2009........  $ 9.88398    $ 9.21794           0
     01/01/2010 to 12/31/2010.........  $ 9.21794    $10.04322           0
     01/01/2011 to 12/31/2011.........  $10.04322    $11.61140           0
     01/01/2012 to 12/31/2012.........  $11.61140    $12.02539           0
     01/01/2013 to 12/31/2013.........  $12.02539    $10.95112           0
     01/01/2014 to 12/31/2014.........  $10.95112    $11.32509           0
  AST BOND PORTFOLIO 2021
     01/04/2010* to 12/31/2010........  $ 9.99713    $10.92031           0
     01/01/2011 to 12/31/2011.........  $10.92031    $12.79825           0
     01/01/2012 to 12/31/2012.........  $12.79825    $13.31383           0
     01/01/2013 to 12/31/2013.........  $13.31383    $12.06163           0
     01/01/2014 to 12/31/2014.........  $12.06163    $12.65226           0
  AST BOND PORTFOLIO 2022
     01/03/2011* to 12/31/2011........  $ 9.99785    $11.92479           0
     01/01/2012 to 12/31/2012.........  $11.92479    $12.29524           0
     01/01/2013 to 12/31/2013.........  $12.29524    $10.81000           0
     01/01/2014 to 12/31/2014.........  $10.81000    $11.62240           0
  AST BOND PORTFOLIO 2023
     01/03/2012* to 12/31/2012........  $ 9.99714    $10.31556           0
     01/01/2013 to 12/31/2013.........  $10.31556    $ 9.02389           0
     01/01/2014 to 12/31/2014.........  $ 9.02389    $ 9.89991           0
  AST BOND PORTFOLIO 2024
     01/02/2013* to 12/31/2013........  $ 9.99856    $ 8.67953           0
     01/01/2014 to 12/31/2014.........  $ 8.67953    $ 9.68885           0
  AST BOND PORTFOLIO 2025
     01/02/2014* to 12/31/2014........  $ 9.99856    $11.21245           0
  AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
  FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
     11/16/2009* to 12/31/2009........  $10.14462    $10.28750           0
     01/01/2010 to 12/31/2010.........  $10.28750    $11.39709           0
     01/01/2011 to 12/31/2011.........  $11.39709    $10.45089           0
     01/01/2012 to 12/31/2012.........  $10.45089    $11.52742           0
     01/01/2013 to 12/31/2013.........  $11.52742    $14.75896           0
     01/01/2014 to 12/31/2014.........  $14.75896    $15.85330           0
  AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.11540    $10.37647           0
     01/01/2008 to 12/31/2008.........  $10.37647    $ 6.57655      29,401
     01/01/2009 to 12/31/2009.........  $ 6.57655    $ 8.02932      28,894
     01/01/2010 to 12/31/2010.........  $ 8.02932    $ 8.86803      28,894
     01/01/2011 to 12/31/2011.........  $ 8.86803    $ 8.42949      28,894
     01/01/2012 to 12/31/2012.........  $ 8.42949    $ 9.33797           0
     01/01/2013 to 12/31/2013.........  $ 9.33797    $11.15981           0
     01/01/2014 to 12/31/2014.........  $11.15981    $11.63174           0

                                                                   NUMBER OF
                                                                 ACCUMULATION
                                       ACCUMULATION ACCUMULATION     UNITS
                                        UNIT VALUE   UNIT VALUE   OUTSTANDING
                                       AT BEGINNING    AT END         AT
  SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
  ------------                         ------------ ------------ -------------
  AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
     02/25/2013* to 12/31/2013........  $ 9.99785    $11.56831         0
     01/01/2014 to 12/31/2014.........  $11.56831    $12.80296         0
  AST COHEN & STEERS REALTY PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.10513    $ 9.32927         0
     01/01/2008 to 12/31/2008.........  $ 9.32927    $ 5.90231         0
     01/01/2009 to 12/31/2009.........  $ 5.90231    $ 7.58532         0
     01/01/2010 to 12/31/2010.........  $ 7.58532    $ 9.50959         0
     01/01/2011 to 12/31/2011.........  $ 9.50959    $ 9.87469         0
     01/01/2012 to 12/31/2012.........  $ 9.87469    $11.09535         0
     01/01/2013 to 12/31/2013.........  $11.09535    $11.14713         0
     01/01/2014 to 12/31/2014.........  $11.14713    $14.21612         0
  AST DEAM SMALL-CAP VALUE PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.12657    $ 8.79844         0
     01/01/2008 to 07/18/2008.........  $ 8.79844    $ 8.01958         0
  AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
     04/29/2013* to 12/31/2013........  $ 9.99785    $ 9.62638         0
     01/01/2014 to 12/31/2014.........  $ 9.62638    $ 9.85594         0
  AST FI PYRAMIS QUANTITATIVE PORTFOLIO
  FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.08810    $10.38551         0
     01/01/2008 to 12/31/2008.........  $10.38551    $ 6.62792         0
     01/01/2009 to 12/31/2009.........  $ 6.62792    $ 7.99653         0
     01/01/2010 to 12/31/2010.........  $ 7.99653    $ 8.90882         0
     01/01/2011 to 12/31/2011.........  $ 8.90882    $ 8.54831         0
     01/01/2012 to 12/31/2012.........  $ 8.54831    $ 9.21253         0
     01/01/2013 to 12/31/2013.........  $ 9.21253    $10.29907         0
     01/01/2014 to 12/31/2014.........  $10.29907    $10.34895         0
  AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
     05/01/2008* to 12/31/2008........  $10.10334    $ 7.45895         0
     01/01/2009 to 12/31/2009.........  $ 7.45895    $ 8.80874         0
     01/01/2010 to 12/31/2010.........  $ 8.80874    $ 9.72448         0
     01/01/2011 to 12/31/2011.........  $ 9.72448    $ 9.23921         0
     01/01/2012 to 12/31/2012.........  $ 9.23921    $10.22716         0
     01/01/2013 to 12/31/2013.........  $10.22716    $11.87803         0
     01/01/2014 to 12/31/2014.........  $11.87803    $12.23269         0
  AST FOCUS FOUR PLUS PORTFOLIO
     07/21/2008* to 12/31/2008........  $ 9.99786    $ 7.44073         0
     01/01/2009 to 11/13/2009.........  $ 7.44073    $ 8.25328         0
  AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
     04/30/2012* to 12/31/2012........  $ 9.99785    $10.67882         0
     01/01/2013 to 12/31/2013.........  $10.67882    $12.94864         0
     01/01/2014 to 12/31/2014.........  $12.94864    $13.01474         0
  AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
     04/29/2013* to 12/31/2013........  $ 9.99785    $10.74633         0
     01/01/2014 to 12/31/2014.........  $10.74633    $10.73637         0
  AST GLOBAL REAL ESTATE PORTFOLIO
     07/21/2008* to 12/31/2008........  $10.17453    $ 6.08694         0
     01/01/2009 to 12/31/2009.........  $ 6.08694    $ 8.01078         0
     01/01/2010 to 12/31/2010.........  $ 8.01078    $ 9.38016         0
     01/01/2011 to 12/31/2011.........  $ 9.38016    $ 8.67757         0
     01/01/2012 to 12/31/2012.........  $ 8.67757    $10.71862         0
     01/01/2013 to 12/31/2013.........  $10.71862    $10.89549         0
     01/01/2014 to 12/31/2014.........  $10.89549    $12.09166         0

                                                                   NUMBER OF
                                                                 ACCUMULATION
                                       ACCUMULATION ACCUMULATION     UNITS
                                        UNIT VALUE   UNIT VALUE   OUTSTANDING
                                       AT BEGINNING    AT END         AT
  SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
  ------------                         ------------ ------------ -------------
  AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.13334    $10.36817         0
     01/01/2008 to 12/31/2008.........  $10.36817    $ 6.03272         0
     01/01/2009 to 12/31/2009.........  $ 6.03272    $ 8.77977         0
     01/01/2010 to 12/31/2010.........  $ 8.77977    $ 9.43270         0
     01/01/2011 to 12/31/2011.........  $ 9.43270    $ 8.82564         0
     01/01/2012 to 12/31/2012.........  $ 8.82564    $10.29636         0
     01/01/2013 to 12/31/2013.........  $10.29636    $13.01316         0
     01/01/2014 to 02/07/2014.........  $13.01316    $12.78922         0
  AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.07285    $10.16563         0
     01/01/2008 to 12/31/2008.........  $10.16563    $ 5.87322         0
     01/01/2009 to 12/31/2009.........  $ 5.87322    $ 6.81914         0
     01/01/2010 to 12/31/2010.........  $ 6.81914    $ 7.49886         0
     01/01/2011 to 12/31/2011.........  $ 7.49886    $ 6.90203         0
     01/01/2012 to 12/31/2012.........  $ 6.90203    $ 8.04562         0
     01/01/2013 to 12/31/2013.........  $ 8.04562    $10.46657         0
     01/01/2014 to 12/31/2014.........  $10.46657    $11.53500         0
  AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.12330    $10.38428         0
     01/01/2008 to 12/31/2008.........  $10.38428    $ 5.98918         0
     01/01/2009 to 12/31/2009.........  $ 5.98918    $ 9.16542         0
     01/01/2010 to 12/31/2010.........  $ 9.16542    $10.69873         0
     01/01/2011 to 12/31/2011.........  $10.69873    $10.11217         0
     01/01/2012 to 12/31/2012.........  $10.11217    $11.78240         0
     01/01/2013 to 12/31/2013.........  $11.78240    $15.17273         0
     01/01/2014 to 12/31/2014.........  $15.17273    $16.48420         0
  AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
     05/01/2008* to 12/31/2008........  $10.08902    $ 7.56734         0
     01/01/2009 to 12/31/2009.........  $ 7.56734    $ 9.09543         0
     01/01/2010 to 12/31/2010.........  $ 9.09543    $ 9.88803         0
     01/01/2011 to 12/31/2011.........  $ 9.88803    $ 9.58401         0
     01/01/2012 to 12/31/2012.........  $ 9.58401    $10.28153         0
     01/01/2013 to 12/31/2013.........  $10.28153    $10.99946         0
     01/01/2014 to 12/31/2014.........  $10.99946    $11.14806         0
  AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
     07/21/2008* to 12/31/2008........  $10.03274    $ 7.60640         0
     01/01/2009 to 12/31/2009.........  $ 7.60640    $ 9.39913         0
     01/01/2010 to 12/31/2010.........  $ 9.39913    $11.60707         0
     01/01/2011 to 12/31/2011.........  $11.60707    $11.45464         0
     01/01/2012 to 12/31/2012.........  $11.45464    $12.90874         0
     01/01/2013 to 12/31/2013.........  $12.90874    $17.45600         0
     01/01/2014 to 12/31/2014.........  $17.45600    $18.22865         0
  AST HERNDON LARGE-CAP VALUE PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.07710    $ 9.77403         0
     01/01/2008 to 12/31/2008.........  $ 9.77403    $ 5.96968         0
     01/01/2009 to 12/31/2009.........  $ 5.96968    $ 6.87719         0
     01/01/2010 to 12/31/2010.........  $ 6.87719    $ 7.53304         0
     01/01/2011 to 12/31/2011.........  $ 7.53304    $ 7.30240         0
     01/01/2012 to 12/31/2012.........  $ 7.30240    $ 8.06654         0
     01/01/2013 to 12/31/2013.........  $ 8.06654    $10.57922         0
     01/01/2014 to 12/31/2014.........  $10.57922    $10.46621         0

                                                                   NUMBER OF
                                                                 ACCUMULATION
                                       ACCUMULATION ACCUMULATION     UNITS
                                        UNIT VALUE   UNIT VALUE   OUTSTANDING
                                       AT BEGINNING    AT END         AT
  SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
  ------------                         ------------ ------------ -------------
  AST HIGH YIELD PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.01015    $10.48257         0
     01/01/2008 to 12/31/2008.........  $10.48257    $ 7.60325         0
     01/01/2009 to 12/31/2009.........  $ 7.60325    $10.04005         0
     01/01/2010 to 12/31/2010.........  $10.04005    $11.10081         0
     01/01/2011 to 12/31/2011.........  $11.10081    $11.15742         0
     01/01/2012 to 12/31/2012.........  $11.15742    $12.37649         0
     01/01/2013 to 12/31/2013.........  $12.37649    $12.92221         0
     01/01/2014 to 12/31/2014.........  $12.92221    $12.91014         0
  AST INTERNATIONAL GROWTH PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.24120    $11.02592         0
     01/01/2008 to 12/31/2008.........  $11.02592    $ 5.34542         0
     01/01/2009 to 12/31/2009.........  $ 5.34542    $ 7.04477         0
     01/01/2010 to 12/31/2010.........  $ 7.04477    $ 7.85766         0
     01/01/2011 to 12/31/2011.........  $ 7.85766    $ 6.66542         0
     01/01/2012 to 12/31/2012.........  $ 6.66542    $ 7.81527         0
     01/01/2013 to 12/31/2013.........  $ 7.81527    $ 9.06406         0
     01/01/2014 to 12/31/2014.........  $ 9.06406    $ 8.34191         0
  AST INTERNATIONAL VALUE PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.18796    $10.43064         0
     01/01/2008 to 12/31/2008.........  $10.43064    $ 5.68977         0
     01/01/2009 to 12/31/2009.........  $ 5.68977    $ 7.23315         0
     01/01/2010 to 12/31/2010.........  $ 7.23315    $ 7.82717         0
     01/01/2011 to 12/31/2011.........  $ 7.82717    $ 6.66813         0
     01/01/2012 to 12/31/2012.........  $ 6.66813    $ 7.57879         0
     01/01/2013 to 12/31/2013.........  $ 7.57879    $ 8.82021         0
     01/01/2014 to 12/31/2014.........  $ 8.82021    $ 8.01609         0
  AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
     05/01/2008* to 12/31/2008........  $10.11153    $ 7.09421         0
     01/01/2009 to 12/31/2009.........  $ 7.09421    $ 8.75378         0
     01/01/2010 to 12/31/2010.........  $ 8.75378    $ 9.70595         0
     01/01/2011 to 12/31/2011.........  $ 9.70595    $ 9.40151         0
     01/01/2012 to 12/31/2012.........  $ 9.40151    $10.40198         0
     01/01/2013 to 12/31/2013.........  $10.40198    $11.78302         0
     01/01/2014 to 12/31/2014.........  $11.78302    $12.20886         0
  AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.18137    $10.30180         0
     01/01/2008 to 12/31/2008.........  $10.30180    $ 5.88262         0
     01/01/2009 to 12/31/2009.........  $ 5.88262    $ 7.78662         0
     01/01/2010 to 12/31/2010.........  $ 7.78662    $ 8.12935         0
     01/01/2011 to 12/31/2011.........  $ 8.12935    $ 7.19471         0
     01/01/2012 to 12/31/2012.........  $ 7.19471    $ 8.54387         0
     01/01/2013 to 12/31/2013.........  $ 8.54387    $ 9.60149         0
     01/01/2014 to 12/31/2014.........  $ 9.60149    $ 8.75784         0
  AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.08236    $ 9.65428         0
     01/01/2008 to 12/31/2008.........  $ 9.65428    $ 7.74804         0
     01/01/2009 to 12/31/2009.........  $ 7.74804    $ 9.20978         0
     01/01/2010 to 12/31/2010.........  $ 9.20978    $ 9.62835         0
     01/01/2011 to 12/31/2011.........  $ 9.62835    $ 9.40177         0
     01/01/2012 to 12/31/2012.........  $ 9.40177    $10.14000         0
     01/01/2013 to 12/31/2013.........  $10.14000    $10.96763         0
     01/01/2014 to 12/31/2014.........  $10.96763    $11.26623         0

                                                                   NUMBER OF
                                                                 ACCUMULATION
                                       ACCUMULATION ACCUMULATION     UNITS
                                        UNIT VALUE   UNIT VALUE   OUTSTANDING
                                       AT BEGINNING    AT END         AT
  SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
  ------------                         ------------ ------------ -------------
  AST JENNISON LARGE-CAP GROWTH PORTFOLIO
     11/16/2009* to 12/31/2009........  $10.08324    $10.27771         0
     01/01/2010 to 12/31/2010.........  $10.27771    $11.14514         0
     01/01/2011 to 12/31/2011.........  $11.14514    $10.92938         0
     01/01/2012 to 12/31/2012.........  $10.92938    $12.26329         0
     01/01/2013 to 12/31/2013.........  $12.26329    $16.30605         0
     01/01/2014 to 12/31/2014.........  $16.30605    $17.39428         0
  AST LARGE-CAP VALUE PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.09140    $ 9.52192         0
     01/01/2008 to 12/31/2008.........  $ 9.52192    $ 5.42714         0
     01/01/2009 to 12/31/2009.........  $ 5.42714    $ 6.31428         0
     01/01/2010 to 12/31/2010.........  $ 6.31428    $ 6.96056         0
     01/01/2011 to 12/31/2011.........  $ 6.96056    $ 6.49716         0
     01/01/2012 to 12/31/2012.........  $ 6.49716    $ 7.39757         0
     01/01/2013 to 12/31/2013.........  $ 7.39757    $10.07892         0
     01/01/2014 to 12/31/2014.........  $10.07892    $11.16805         0
  AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.13236    $10.78265         0
     01/01/2008 to 12/31/2008.........  $10.78265    $ 5.91771         0
     01/01/2009 to 12/31/2009.........  $ 5.91771    $ 7.48020         0
     01/01/2010 to 12/31/2010.........  $ 7.48020    $ 8.72632         0
     01/01/2011 to 12/31/2011.........  $ 8.72632    $ 8.42338         0
     01/01/2012 to 12/31/2012.........  $ 8.42338    $ 9.21166         0
     01/01/2013 to 12/31/2013.........  $ 9.21166    $12.25900         0
     01/01/2014 to 12/31/2014.........  $12.25900    $13.20680         0
  AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.00631    $10.35697         0
     01/01/2008 to 12/31/2008.........  $10.35697    $ 7.74327         0
     01/01/2009 to 12/31/2009.........  $ 7.74327    $10.15335         0
     01/01/2010 to 12/31/2010.........  $10.15335    $11.21768         0
     01/01/2011 to 12/31/2011.........  $11.21768    $12.03973         0
     01/01/2012 to 12/31/2012.........  $12.03973    $12.42331         0
     01/01/2013 to 12/31/2013.........  $12.42331    $11.86005         0
     01/01/2014 to 12/31/2014.........  $11.86005    $12.29163         0
  AST MFS GLOBAL EQUITY PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.15574    $10.39080         0
     01/01/2008 to 12/31/2008.........  $10.39080    $ 6.68152         0
     01/01/2009 to 12/31/2009.........  $ 6.68152    $ 8.55950         0
     01/01/2010 to 12/31/2010.........  $ 8.55950    $ 9.34280         0
     01/01/2011 to 12/31/2011.........  $ 9.34280    $ 8.81642         0
     01/01/2012 to 12/31/2012.........  $ 8.81642    $10.57013         0
     01/01/2013 to 12/31/2013.........  $10.57013    $13.14246         0
     01/01/2014 to 12/31/2014.........  $13.14246    $13.26749         0
  AST MFS GROWTH PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.10785    $10.72203         0
     01/01/2008 to 12/31/2008.........  $10.72203    $ 6.65300         0
     01/01/2009 to 12/31/2009.........  $ 6.65300    $ 8.05621         0
     01/01/2010 to 12/31/2010.........  $ 8.05621    $ 8.85139         0
     01/01/2011 to 12/31/2011.........  $ 8.85139    $ 8.57156         0
     01/01/2012 to 12/31/2012.........  $ 8.57156    $ 9.77604         0
     01/01/2013 to 12/31/2013.........  $ 9.77604    $13.01914         0
     01/01/2014 to 12/31/2014.........  $13.01914    $13.78727         0
  AST MFS LARGE-CAP VALUE PORTFOLIO
     08/20/2012* to 12/31/2012........  $ 9.99785    $10.16071         0
     01/01/2013 to 12/31/2013.........  $10.16071    $13.31338         0
     01/01/2014 to 12/31/2014.........  $13.31338    $14.29431         0

                                                                   NUMBER OF
                                                                 ACCUMULATION
                                       ACCUMULATION ACCUMULATION     UNITS
                                        UNIT VALUE   UNIT VALUE   OUTSTANDING
                                       AT BEGINNING    AT END         AT
  SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
  ------------                         ------------ ------------ -------------
  AST MID-CAP VALUE PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.07684    $ 9.71078         0
     01/01/2008 to 12/31/2008.........  $ 9.71078    $ 5.85314         0
     01/01/2009 to 12/31/2009.........  $ 5.85314    $ 7.91892         0
     01/01/2010 to 12/31/2010.........  $ 7.91892    $ 9.53557         0
     01/01/2011 to 12/31/2011.........  $ 9.53557    $ 8.96881         0
     01/01/2012 to 12/31/2012.........  $ 8.96881    $10.34497         0
     01/01/2013 to 12/31/2013.........  $10.34497    $13.34433         0
     01/01/2014 to 12/31/2014.........  $13.34433    $14.94528         0
  AST MONEY MARKET PORTFOLIO
     07/30/2007* to 12/31/2007........  $ 9.99916    $10.08896         0
     01/01/2008 to 12/31/2008.........  $10.08896    $10.07506         0
     01/01/2009 to 12/31/2009.........  $10.07506    $ 9.83867         0
     01/01/2010 to 12/31/2010.........  $ 9.83867    $ 9.58673         0
     01/01/2011 to 12/31/2011.........  $ 9.58673    $ 9.34131         0
     01/01/2012 to 12/31/2012.........  $ 9.34131    $ 9.09989         0
     01/01/2013 to 12/31/2013.........  $ 9.09989    $ 8.86457         0
     01/01/2014 to 12/31/2014.........  $ 8.86457    $ 8.63548         0
  AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.10396    $ 9.98514         0
     01/01/2008 to 12/31/2008.........  $ 9.98514    $ 5.61636         0
     01/01/2009 to 12/31/2009.........  $ 5.61636    $ 7.69492         0
     01/01/2010 to 12/31/2010.........  $ 7.69492    $ 9.25294         0
     01/01/2011 to 12/31/2011.........  $ 9.25294    $ 8.79013         0
     01/01/2012 to 12/31/2012.........  $ 8.79013    $10.02916         0
     01/01/2013 to 12/31/2013.........  $10.02916    $13.87423         0
     01/01/2014 to 12/31/2014.........  $13.87423    $15.44155         0
  AST NEUBERGER BERMAN CORE BOND PORTFOLIO
     10/31/2011* to 12/31/2011........  $10.02776    $10.05419         0
     01/01/2012 to 12/31/2012.........  $10.05419    $10.27097         0
     01/01/2013 to 12/31/2013.........  $10.27097    $ 9.72200         0
     01/01/2014 to 12/31/2014.........  $ 9.72200    $ 9.95849         0
  AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.15762    $10.45964         0
     01/01/2008 to 12/31/2008.........  $10.45964    $ 5.78907         0
     01/01/2009 to 12/31/2009.........  $ 5.78907    $ 7.31934         0
     01/01/2010 to 12/31/2010.........  $ 7.31934    $ 9.17505         0
     01/01/2011 to 12/31/2011.........  $ 9.17505    $ 9.08895         0
     01/01/2012 to 12/31/2012.........  $ 9.08895    $ 9.94982         0
     01/01/2013 to 12/31/2013.........  $ 9.94982    $12.85353         0
     01/01/2014 to 12/31/2014.........  $12.85353    $13.51534         0
  AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.05065    $11.19335         0
     01/01/2008 to 12/31/2008.........  $11.19335    $ 6.26543         0
     01/01/2009 to 12/31/2009.........  $ 6.26543    $ 7.48061         0
     01/01/2010 to 12/31/2010.........  $ 7.48061    $ 8.76440         0
     01/01/2011 to 04/29/2011.........  $ 8.76440    $ 9.80010         0
  AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
     04/30/2012* to 12/31/2012........  $ 9.99785    $10.25704         0
     01/01/2013 to 12/31/2013.........  $10.25704    $11.88191         0
     01/01/2014 to 12/31/2014.........  $11.88191    $12.16950         0
  AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
     07/21/2008* to 12/31/2008........  $10.10060    $ 5.54975         0
     01/01/2009 to 12/31/2009.........  $ 5.54975    $ 9.00221         0
     01/01/2010 to 12/31/2010.........  $ 9.00221    $10.72269         0
     01/01/2011 to 12/31/2011.........  $10.72269    $ 8.32826         0
     01/01/2012 to 12/31/2012.........  $ 8.32826    $ 9.56710         0
     01/01/2013 to 12/31/2013.........  $ 9.56710    $ 9.34047         0
     01/01/2014 to 12/31/2014.........  $ 9.34047    $ 8.67280         0

                                                                   NUMBER OF
                                                                 ACCUMULATION
                                       ACCUMULATION ACCUMULATION     UNITS
                                        UNIT VALUE   UNIT VALUE   OUTSTANDING
                                       AT BEGINNING    AT END         AT
  SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
  ------------                         ------------ ------------ -------------
  AST PIMCO LIMITED MATURITY BOND PORTFOLIO
     07/30/2007* to 12/31/2007........  $ 9.99785    $10.30241         0
     01/01/2008 to 12/31/2008.........  $10.30241    $10.14822         0
     01/01/2009 to 12/31/2009.........  $10.14822    $10.89717         0
     01/01/2010 to 12/31/2010.........  $10.89717    $11.02926         0
     01/01/2011 to 12/31/2011.........  $11.02926    $10.98617         0
     01/01/2012 to 12/31/2012.........  $10.98617    $11.20408         0
     01/01/2013 to 12/31/2013.........  $11.20408    $10.67714         0
     01/01/2014 to 12/31/2014.........  $10.67714    $10.39107         0
  AST PIMCO TOTAL RETURN BOND PORTFOLIO
     07/30/2007* to 12/31/2007........  $ 9.98922    $10.56193         0
     01/01/2008 to 12/31/2008.........  $10.56193    $10.05664         0
     01/01/2009 to 12/31/2009.........  $10.05664    $11.41572         0
     01/01/2010 to 12/31/2010.........  $11.41572    $11.97888         0
     01/01/2011 to 12/31/2011.........  $11.97888    $12.04073         0
     01/01/2012 to 12/31/2012.........  $12.04073    $12.82221         0
     01/01/2013 to 12/31/2013.........  $12.82221    $12.26120         0
     01/01/2014 to 12/31/2014.........  $12.26120    $12.44961         0
  AST PRESERVATION ASSET ALLOCATION PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.05161    $10.45175         0
     01/01/2008 to 12/31/2008.........  $10.45175    $ 8.19769         0
     01/01/2009 to 12/31/2009.........  $ 8.19769    $ 9.58602         0
     01/01/2010 to 12/31/2010.........  $ 9.58602    $10.32544         0
     01/01/2011 to 12/31/2011.........  $10.32544    $10.15917         0
     01/01/2012 to 12/31/2012.........  $10.15917    $10.92260         0
     01/01/2013 to 12/31/2013.........  $10.92260    $11.62041         0
     01/01/2014 to 12/31/2014.........  $11.62041    $11.97373         0
  AST PRUDENTIAL CORE BOND PORTFOLIO
     10/31/2011* to 12/31/2011........  $10.01777    $10.05406         0
     01/01/2012 to 12/31/2012.........  $10.05406    $10.49001         0
     01/01/2013 to 12/31/2013.........  $10.49001    $ 9.98238         0
     01/01/2014 to 12/31/2014.........  $ 9.98238    $10.31375         0
  AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.12375    $10.52178         0
     01/01/2008 to 12/31/2008.........  $10.52178    $ 6.07699         0
     01/01/2009 to 12/31/2009.........  $ 6.07699    $ 7.45766         0
     01/01/2010 to 12/31/2010.........  $ 7.45766    $ 8.64667         0
     01/01/2011 to 12/31/2011.........  $ 8.64667    $ 7.89993         0
     01/01/2012 to 12/31/2012.........  $ 7.89993    $ 8.68963         0
     01/01/2013 to 12/31/2013.........  $ 8.68963    $ 9.90626         0
     01/01/2014 to 12/31/2014.........  $ 9.90626    $10.53777         0
  AST QMA US EQUITY ALPHA PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.08254    $ 9.70939         0
     01/01/2008 to 12/31/2008.........  $ 9.70939    $ 5.79630         0
     01/01/2009 to 12/31/2009.........  $ 5.79630    $ 6.87855         0
     01/01/2010 to 12/31/2010.........  $ 6.87855    $ 7.70934         0
     01/01/2011 to 12/31/2011.........  $ 7.70934    $ 7.77001         0
     01/01/2012 to 12/31/2012.........  $ 7.77001    $ 8.99210         0
     01/01/2013 to 12/31/2013.........  $ 8.99210    $11.60022         0
     01/01/2014 to 12/31/2014.........  $11.60022    $13.24552         0
  AST QUANTITATIVE MODELING PORTFOLIO
     05/02/2011* to 12/31/2011........  $ 9.99785    $ 8.84296         0
     01/01/2012 to 12/31/2012.........  $ 8.84296    $ 9.74734         0
     01/01/2013 to 12/31/2013.........  $ 9.74734    $11.62213         0
     01/01/2014 to 12/31/2014.........  $11.62213    $12.05767         0

                                                                   NUMBER OF
                                                                 ACCUMULATION
                                       ACCUMULATION ACCUMULATION     UNITS
                                        UNIT VALUE   UNIT VALUE   OUTSTANDING
                                       AT BEGINNING    AT END         AT
  SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
  ------------                         ------------ ------------ -------------
  AST RCM WORLD TRENDS PORTFOLIO
     05/01/2008* to 12/31/2008........  $10.08083    $ 7.29978      10,692
     01/01/2009 to 12/31/2009.........  $ 7.29978    $ 8.77415      10,688
     01/01/2010 to 12/31/2010.........  $ 8.77415    $ 9.56618      10,684
     01/01/2011 to 12/31/2011.........  $ 9.56618    $ 9.14996      10,680
     01/01/2012 to 12/31/2012.........  $ 9.14996    $ 9.82943      10,680
     01/01/2013 to 12/31/2013.........  $ 9.82943    $10.76646      10,680
     01/01/2014 to 12/31/2014.........  $10.76646    $11.02711      10,680
  AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
     05/01/2008* to 12/31/2008........  $10.09901    $ 6.65491           0
     01/01/2009 to 12/31/2009.........  $ 6.65491    $ 8.22349           0
     01/01/2010 to 12/31/2010.........  $ 8.22349    $ 9.15996           0
     01/01/2011 to 12/31/2011.........  $ 9.15996    $ 8.71031           0
     01/01/2012 to 12/31/2012.........  $ 8.71031    $ 9.83402           0
     01/01/2013 to 12/31/2013.........  $ 9.83402    $11.30987           0
     01/01/2014 to 12/31/2014.........  $11.30987    $11.61597           0
  AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.08129    $10.37610           0
     01/01/2008 to 12/31/2008.........  $10.37610    $ 7.05618           0
     01/01/2009 to 12/31/2009.........  $ 7.05618    $ 8.75812           0
     01/01/2010 to 12/31/2010.........  $ 8.75812    $ 9.53962           0
     01/01/2011 to 12/31/2011.........  $ 9.53962    $ 8.97922           0
     01/01/2012 to 12/31/2012.........  $ 8.97922    $ 9.72073           0
     01/01/2013 to 12/31/2013.........  $ 9.72073    $10.83304           0
     01/01/2014 to 12/31/2014.........  $10.83304    $10.87341           0
  AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
  FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.09447    $10.17337           0
     01/01/2008 to 12/31/2008.........  $10.17337    $ 5.54052           0
     01/01/2009 to 12/31/2009.........  $ 5.54052    $ 7.16012           0
     01/01/2010 to 12/31/2010.........  $ 7.16012    $ 9.24532           0
     01/01/2011 to 12/31/2011.........  $ 9.24532    $ 7.82562           0
     01/01/2012 to 12/31/2012.........  $ 7.82562    $ 9.15309           0
     01/01/2013 to 12/31/2013.........  $ 9.15309    $12.55559           0
     01/01/2014 to 12/31/2014.........  $12.55559    $12.83532           0
  AST SMALL-CAP GROWTH PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.09595    $ 9.83099           0
     01/01/2008 to 12/31/2008.........  $ 9.83099    $ 6.22505           0
     01/01/2009 to 12/31/2009.........  $ 6.22505    $ 8.12028           0
     01/01/2010 to 12/31/2010.........  $ 8.12028    $10.79123           0
     01/01/2011 to 12/31/2011.........  $10.79123    $10.40983           0
     01/01/2012 to 12/31/2012.........  $10.40983    $11.37491           0
     01/01/2013 to 12/31/2013.........  $11.37491    $14.97851           0
     01/01/2014 to 12/31/2014.........  $14.97851    $15.14842           0
  AST SMALL-CAP VALUE PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.09208    $ 9.41590           0
     01/01/2008 to 12/31/2008.........  $ 9.41590    $ 6.44663           0
     01/01/2009 to 12/31/2009.........  $ 6.44663    $ 7.97557           0
     01/01/2010 to 12/31/2010.........  $ 7.97557    $ 9.78920           0
     01/01/2011 to 12/31/2011.........  $ 9.78920    $ 8.96654           0
     01/01/2012 to 12/31/2012.........  $ 8.96654    $10.32049           0
     01/01/2013 to 12/31/2013.........  $10.32049    $13.81418           0
     01/01/2014 to 12/31/2014.........  $13.81418    $14.16590           0

                                                                   NUMBER OF
                                                                 ACCUMULATION
                                       ACCUMULATION ACCUMULATION     UNITS
                                        UNIT VALUE   UNIT VALUE   OUTSTANDING
                                       AT BEGINNING    AT END         AT
  SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
  ------------                         ------------ ------------ -------------
  AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.06908    $10.16199         0
     01/01/2008 to 12/31/2008.........  $10.16199    $ 7.33102         0
     01/01/2009 to 12/31/2009.........  $ 7.33102    $ 8.86541         0
     01/01/2010 to 12/31/2010.........  $ 8.86541    $ 9.63253         0
     01/01/2011 to 12/31/2011.........  $ 9.63253    $ 9.57012         0
     01/01/2012 to 12/31/2012.........  $ 9.57012    $10.58044         0
     01/01/2013 to 12/31/2013.........  $10.58044    $12.04199         0
     01/01/2014 to 12/31/2014.........  $12.04199    $12.42041         0
  AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.09018    $ 9.44738         0
     01/01/2008 to 12/31/2008.........  $ 9.44738    $ 5.34834         0
     01/01/2009 to 12/31/2009.........  $ 5.34834    $ 6.44986         0
     01/01/2010 to 12/31/2010.........  $ 6.44986    $ 7.11532         0
     01/01/2011 to 12/31/2011.........  $ 7.11532    $ 6.81797         0
     01/01/2012 to 12/31/2012.........  $ 6.81797    $ 7.78712         0
     01/01/2013 to 12/31/2013.........  $ 7.78712    $ 9.83771         0
     01/01/2014 to 12/31/2014.........  $ 9.83771    $10.29900         0
  AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.14465    $10.03703         0
     01/01/2008 to 12/31/2008.........  $10.03703    $ 5.81092         0
     01/01/2009 to 12/31/2009.........  $ 5.81092    $ 8.68196         0
     01/01/2010 to 12/31/2010.........  $ 8.68196    $ 9.79485         0
     01/01/2011 to 12/31/2011.........  $ 9.79485    $ 9.38028         0
     01/01/2012 to 12/31/2012.........  $ 9.38028    $10.74403         0
     01/01/2013 to 12/31/2013.........  $10.74403    $15.07441         0
     01/01/2014 to 12/31/2014.........  $15.07441    $15.91019         0
  AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.17962    $11.59337         0
     01/01/2008 to 12/31/2008.........  $11.59337    $ 5.64823         0
     01/01/2009 to 12/31/2009.........  $ 5.64823    $ 8.21749         0
     01/01/2010 to 12/31/2010.........  $ 8.21749    $ 9.64249         0
     01/01/2011 to 12/31/2011.........  $ 9.64249    $ 7.99215         0
     01/01/2012 to 12/31/2012.........  $ 7.99215    $ 8.06662         0
     01/01/2013 to 12/31/2013.........  $ 8.06662    $ 9.06671         0
     01/01/2014 to 12/31/2014.........  $ 9.06671    $ 8.09374         0
  AST TEMPLETON GLOBAL BOND PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.00627    $10.56796         0
     01/01/2008 to 12/31/2008.........  $10.56796    $10.04432         0
     01/01/2009 to 12/31/2009.........  $10.04432    $10.97008         0
     01/01/2010 to 12/31/2010.........  $10.97008    $11.30022         0
     01/01/2011 to 12/31/2011.........  $11.30022    $11.46256         0
     01/01/2012 to 12/31/2012.........  $11.46256    $11.74917         0
     01/01/2013 to 12/31/2013.........  $11.74917    $11.01578         0
     01/01/2014 to 12/31/2014.........  $11.01578    $10.79078         0
  AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
     07/30/2007* to 12/31/2007........  $10.12943    $10.31660         0
     01/01/2008 to 12/31/2008.........  $10.31660    $ 5.79594         0
     01/01/2009 to 12/31/2009.........  $ 5.79594    $ 7.25131         0
     01/01/2010 to 12/31/2010.........  $ 7.25131    $ 8.09781         0
     01/01/2011 to 12/31/2011.........  $ 8.09781    $ 7.61612         0
     01/01/2012 to 12/31/2012.........  $ 7.61612    $ 8.23558         0
     01/01/2013 to 12/31/2013.........  $ 8.23558    $ 9.66764         0
     01/01/2014 to 12/31/2014.........  $ 9.66764    $ 9.93604         0

                                                                   NUMBER OF
                                                                 ACCUMULATION
                                       ACCUMULATION ACCUMULATION     UNITS
                                        UNIT VALUE   UNIT VALUE   OUTSTANDING
                                       AT BEGINNING    AT END         AT
  SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
  ------------                         ------------ ------------ -------------
  AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
     11/19/2007* to 12/31/2007........  $ 9.99785    $ 9.96779         0
     01/01/2008 to 12/31/2008.........  $ 9.96779    $ 9.20429         0
     01/01/2009 to 12/31/2009.........  $ 9.20429    $10.00912         0
     01/01/2010 to 12/31/2010.........  $10.00912    $10.51072         0
     01/01/2011 to 12/31/2011.........  $10.51072    $10.85635         0
     01/01/2012 to 12/31/2012.........  $10.85635    $11.40572         0
     01/01/2013 to 12/31/2013.........  $11.40572    $10.94492         0
     01/01/2014 to 12/31/2014.........  $10.94492    $11.42931         0
  FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
     05/01/2008* to 12/31/2008........  $10.07785    $ 6.60051         0
     01/01/2009 to 12/31/2009.........  $ 6.60051    $ 8.36303         0
     01/01/2010 to 12/31/2010.........  $ 8.36303    $ 8.98113         0
     01/01/2011 to 12/31/2011.........  $ 8.98113    $ 8.60305         0
     01/01/2012 to 09/21/2012.........  $ 8.60305    $ 9.57157         0

* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION -1.00% SETTLEMENT
                                SERVICE CHARGE

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09360    $10.46353           0
    01/01/2008 to 12/31/2008.........  $10.46353    $ 7.06233           0
    01/01/2009 to 12/31/2009.........  $ 7.06233    $ 8.69541           0
    01/01/2010 to 12/31/2010.........  $ 8.69541    $ 9.63917           0
    01/01/2011 to 12/31/2011.........  $ 9.63917    $ 9.29000           0
    01/01/2012 to 12/31/2012.........  $ 9.29000    $10.35371           0
    01/01/2013 to 12/31/2013.........  $10.35371    $11.27353           0
    01/01/2014 to 12/31/2014.........  $11.27353    $11.58790           0
 AST ADVANCED STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.11525    $10.51454           0
    01/01/2008 to 12/31/2008.........  $10.51454    $ 7.30766           0
    01/01/2009 to 12/31/2009.........  $ 7.30766    $ 9.13083           0
    01/01/2010 to 12/31/2010.........  $ 9.13083    $10.27926           0
    01/01/2011 to 12/31/2011.........  $10.27926    $10.18886           0
    01/01/2012 to 12/31/2012.........  $10.18886    $11.46461           0
    01/01/2013 to 12/31/2013.........  $11.46461    $13.23021           0
    01/01/2014 to 12/31/2014.........  $13.23021    $13.89916           0
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.06667    $ 9.58676           0
    01/01/2008 to 12/31/2008.........  $ 9.58676    $ 6.19386           0
    01/01/2009 to 12/31/2009.........  $ 6.19386    $ 7.22248           0
    01/01/2010 to 12/31/2010.........  $ 7.22248    $ 8.14096           0
    01/01/2011 to 12/31/2011.........  $ 8.14096    $ 8.34817           0
    01/01/2012 to 05/04/2012.........  $ 8.34817    $ 9.09165           0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07738    $10.47416           0
    01/01/2008 to 12/31/2008.........  $10.47416    $ 7.39401           0
    01/01/2009 to 12/31/2009.........  $ 7.39401    $ 9.02623           0
    01/01/2010 to 12/31/2010.........  $ 9.02623    $10.03717           0
    01/01/2011 to 12/31/2011.........  $10.03717    $ 9.81707           0
    01/01/2012 to 12/31/2012.........  $ 9.81707    $10.93220       2,014
    01/01/2013 to 12/31/2013.........  $10.93220    $12.73391       1,967
    01/01/2014 to 12/31/2014.........  $12.73391    $13.42992       1,918
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99918    $ 9.20818           0
    01/01/2012 to 12/31/2012.........  $ 9.20818    $10.20139           0
    01/01/2013 to 12/31/2013.........  $10.20139    $11.19641           0
    01/01/2014 to 12/31/2014.........  $11.19641    $11.62806           0
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99918    $10.54811           0
    01/01/2014 to 12/31/2014.........  $10.54811    $10.81717           0
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14595    $10.30942           0
    01/01/2010 to 12/31/2010.........  $10.30942    $11.60801           0
    01/01/2011 to 12/31/2011.........  $11.60801    $10.81822           0
    01/01/2012 to 12/31/2012.........  $10.81822    $12.12833           0
    01/01/2013 to 12/31/2013.........  $12.12833    $15.78220           0
    01/01/2014 to 12/31/2014.........  $15.78220    $17.22980           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.11673    $10.44905         0
    01/01/2008 to 12/31/2008.........  $10.44905    $ 6.73091         0
    01/01/2009 to 12/31/2009.........  $ 6.73091    $ 8.35219         0
    01/01/2010 to 12/31/2010.........  $ 8.35219    $ 9.37535         0
    01/01/2011 to 12/31/2011.........  $ 9.37535    $ 9.05722         0
    01/01/2012 to 12/31/2012.........  $ 9.05722    $10.19799         0
    01/01/2013 to 12/31/2013.........  $10.19799    $12.38687         0
    01/01/2014 to 12/31/2014.........  $12.38687    $13.12196         0
 AST COHEN & STEERS REALTY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10647    $ 9.39461         0
    01/01/2008 to 12/31/2008.........  $ 9.39461    $ 6.04131         0
    01/01/2009 to 12/31/2009.........  $ 6.04131    $ 7.89121         0
    01/01/2010 to 12/31/2010.........  $ 7.89121    $10.05465         0
    01/01/2011 to 12/31/2011.........  $10.05465    $10.61116         0
    01/01/2012 to 12/31/2012.........  $10.61116    $12.11837         0
    01/01/2013 to 12/31/2013.........  $12.11837    $12.37411         0
    01/01/2014 to 12/31/2014.........  $12.37411    $16.03873         0
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12790    $ 8.86015         0
    01/01/2008 to 07/18/2008.........  $ 8.86015    $ 8.14771         0
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99918    $ 9.73355         0
    01/01/2014 to 12/31/2014.........  $ 9.73355    $10.12873         0
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08943    $10.45816         0
    01/01/2008 to 12/31/2008.........  $10.45816    $ 6.78372         0
    01/01/2009 to 12/31/2009.........  $ 6.78372    $ 8.31836         0
    01/01/2010 to 12/31/2010.........  $ 8.31836    $ 9.41877         0
    01/01/2011 to 12/31/2011.........  $ 9.41877    $ 9.18514         0
    01/01/2012 to 12/31/2012.........  $ 9.18514    $10.06114         0
    01/01/2013 to 12/31/2013.........  $10.06114    $11.43184         0
    01/01/2014 to 12/31/2014.........  $11.43184    $11.67528         0
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10379    $ 7.54057         0
    01/01/2009 to 12/31/2009.........  $ 7.54057    $ 9.05088         0
    01/01/2010 to 12/31/2010.........  $ 9.05088    $10.15499         0
    01/01/2011 to 12/31/2011.........  $10.15499    $ 9.80583         0
    01/01/2012 to 12/31/2012.........  $ 9.80583    $11.03225         0
    01/01/2013 to 12/31/2013.........  $11.03225    $13.02268         0
    01/01/2014 to 12/31/2014.........  $13.02268    $13.63091         0
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99918    $ 7.49592         0
    01/01/2009 to 11/13/2009.........  $ 7.49592    $ 8.43263         0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99918    $10.79688         0
    01/01/2013 to 12/31/2013.........  $10.79688    $13.30587         0
    01/01/2014 to 12/31/2014.........  $13.30587    $13.59264         0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99918    $10.86587         0
    01/01/2014 to 12/31/2014.........  $10.86587    $11.03348         0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17586    $ 6.13222         0
    01/01/2009 to 12/31/2009.........  $ 6.13222    $ 8.20258         0
    01/01/2010 to 12/31/2010.........  $ 8.20258    $ 9.76157         0
    01/01/2011 to 12/31/2011.........  $ 9.76157    $ 9.17783         0
    01/01/2012 to 12/31/2012.........  $ 9.17783    $11.52239         0
    01/01/2013 to 12/31/2013.........  $11.52239    $11.90417         0
    01/01/2014 to 12/31/2014.........  $11.90417    $13.42714         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.13467    $10.44070         0
    01/01/2008 to 12/31/2008.........  $10.44070    $ 6.17458         0
    01/01/2009 to 12/31/2009.........  $ 6.17458    $ 9.13337         0
    01/01/2010 to 12/31/2010.........  $ 9.13337    $ 9.97310         0
    01/01/2011 to 12/31/2011.........  $ 9.97310    $ 9.48356         0
    01/01/2012 to 12/31/2012.........  $ 9.48356    $11.24526         0
    01/01/2013 to 12/31/2013.........  $11.24526    $14.44479         0
    01/01/2014 to 02/07/2014.........  $14.44479    $14.22031         0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07418    $10.23671         0
    01/01/2008 to 12/31/2008.........  $10.23671    $ 6.01128         0
    01/01/2009 to 12/31/2009.........  $ 6.01128    $ 7.09375         0
    01/01/2010 to 12/31/2010.........  $ 7.09375    $ 7.92848         0
    01/01/2011 to 12/31/2011.........  $ 7.92848    $ 7.41671         0
    01/01/2012 to 12/31/2012.........  $ 7.41671    $ 8.78731         0
    01/01/2013 to 12/31/2013.........  $ 8.78731    $11.61844         0
    01/01/2014 to 12/31/2014.........  $11.61844    $13.01384         0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12463    $10.45690         0
    01/01/2008 to 12/31/2008.........  $10.45690    $ 6.12993         0
    01/01/2009 to 12/31/2009.........  $ 6.12993    $ 9.53431         0
    01/01/2010 to 12/31/2010.........  $ 9.53431    $11.31119         0
    01/01/2011 to 12/31/2011.........  $11.31119    $10.86569         0
    01/01/2012 to 12/31/2012.........  $10.86569    $12.86796         0
    01/01/2013 to 12/31/2013.........  $12.86796    $16.84165         0
    01/01/2014 to 12/31/2014.........  $16.84165    $18.59680         0
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08946    $ 7.64996         0
    01/01/2009 to 12/31/2009.........  $ 7.64996    $ 9.34522         0
    01/01/2010 to 12/31/2010.........  $ 9.34522    $10.32576         0
    01/01/2011 to 12/31/2011.........  $10.32576    $10.17163         0
    01/01/2012 to 12/31/2012.........  $10.17163    $11.09083         0
    01/01/2013 to 12/31/2013.........  $11.09083    $12.05929         0
    01/01/2014 to 12/31/2014.........  $12.05929    $12.42224         0
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03407    $ 7.66278         0
    01/01/2009 to 12/31/2009.........  $ 7.66278    $ 9.62363         0
    01/01/2010 to 12/31/2010.........  $ 9.62363    $12.07850         0
    01/01/2011 to 12/31/2011.........  $12.07850    $12.11458         0
    01/01/2012 to 12/31/2012.........  $12.11458    $13.87633         0
    01/01/2013 to 12/31/2013.........  $13.87633    $19.07123         0
    01/01/2014 to 12/31/2014.........  $19.07123    $20.24132         0
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07843    $ 9.84245         0
    01/01/2008 to 12/31/2008.........  $ 9.84245    $ 6.11002         0
    01/01/2009 to 12/31/2009.........  $ 6.11002    $ 7.15406         0
    01/01/2010 to 12/31/2010.........  $ 7.15406    $ 7.96436         0
    01/01/2011 to 12/31/2011.........  $ 7.96436    $ 7.84674         0
    01/01/2012 to 12/31/2012.........  $ 7.84674    $ 8.80999         0
    01/01/2013 to 12/31/2013.........  $ 8.80999    $11.74320         0
    01/01/2014 to 12/31/2014.........  $11.74320    $11.80789         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HIGH YIELD PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.01148    $10.55596          0
    01/01/2008 to 12/31/2008.........  $10.55596    $ 7.78172          0
    01/01/2009 to 12/31/2009.........  $ 7.78172    $10.44365          0
    01/01/2010 to 12/31/2010.........  $10.44365    $11.73590          0
    01/01/2011 to 12/31/2011.........  $11.73590    $11.98834          0
    01/01/2012 to 12/31/2012.........  $11.98834    $13.51627        509
    01/01/2013 to 12/31/2013.........  $13.51627    $14.34312        490
    01/01/2014 to 12/31/2014.........  $14.34312    $14.56415        470
 AST INTERNATIONAL GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.24253    $11.10310          0
    01/01/2008 to 12/31/2008.........  $11.10310    $ 5.47103          0
    01/01/2009 to 12/31/2009.........  $ 5.47103    $ 7.32822          0
    01/01/2010 to 12/31/2010.........  $ 7.32822    $ 8.30739          0
    01/01/2011 to 12/31/2011.........  $ 8.30739    $ 7.16210          0
    01/01/2012 to 12/31/2012.........  $ 7.16210    $ 8.53521          0
    01/01/2013 to 12/31/2013.........  $ 8.53521    $10.06097          0
    01/01/2014 to 12/31/2014.........  $10.06097    $ 9.41093          0
 AST INTERNATIONAL VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.18930    $10.50364          0
    01/01/2008 to 12/31/2008.........  $10.50364    $ 5.82357          0
    01/01/2009 to 12/31/2009.........  $ 5.82357    $ 7.52432          0
    01/01/2010 to 12/31/2010.........  $ 7.52432    $ 8.27530          0
    01/01/2011 to 12/31/2011.........  $ 8.27530    $ 7.16520          0
    01/01/2012 to 12/31/2012.........  $ 7.16520    $ 8.27710          0
    01/01/2013 to 12/31/2013.........  $ 8.27710    $ 9.79035          0
    01/01/2014 to 12/31/2014.........  $ 9.79035    $ 9.04352          0
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11197    $ 7.17177          0
    01/01/2009 to 12/31/2009.........  $ 7.17177    $ 8.99415          0
    01/01/2010 to 12/31/2010.........  $ 8.99415    $10.13540          0
    01/01/2011 to 12/31/2011.........  $10.13540    $ 9.97792          0
    01/01/2012 to 12/31/2012.........  $ 9.97792    $11.22089          0
    01/01/2013 to 12/31/2013.........  $11.22089    $12.91843          0
    01/01/2014 to 12/31/2014.........  $12.91843    $13.60431          0
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.18270    $10.37393          0
    01/01/2008 to 12/31/2008.........  $10.37393    $ 6.02093          0
    01/01/2009 to 12/31/2009.........  $ 6.02093    $ 8.10028          0
    01/01/2010 to 12/31/2010.........  $ 8.10028    $ 8.59495          0
    01/01/2011 to 12/31/2011.........  $ 8.59495    $ 7.73126          0
    01/01/2012 to 12/31/2012.........  $ 7.73126    $ 9.33163          0
    01/01/2013 to 12/31/2013.........  $ 9.33163    $10.65831          0
    01/01/2014 to 12/31/2014.........  $10.65831    $ 9.88093          0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08369    $ 9.72186          0
    01/01/2008 to 12/31/2008.........  $ 9.72186    $ 7.92991          0
    01/01/2009 to 12/31/2009.........  $ 7.92991    $ 9.58003          0
    01/01/2010 to 12/31/2010.........  $ 9.58003    $10.17927          0
    01/01/2011 to 12/31/2011.........  $10.17927    $10.10188          0
    01/01/2012 to 12/31/2012.........  $10.10188    $11.07377          0
    01/01/2013 to 12/31/2013.........  $11.07377    $12.17359          0
    01/01/2014 to 12/31/2014.........  $12.17359    $12.70957          0
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08457    $10.29960          0
    01/01/2010 to 12/31/2010.........  $10.29960    $11.35152          0
    01/01/2011 to 12/31/2011.........  $11.35152    $11.31352          0
    01/01/2012 to 12/31/2012.........  $11.31352    $12.90238          0
    01/01/2013 to 12/31/2013.........  $12.90238    $17.43633          0
    01/01/2014 to 12/31/2014.........  $17.43633    $18.90413          0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09273    $ 9.58859           0
    01/01/2008 to 12/31/2008.........  $ 9.58859    $ 5.55478           0
    01/01/2009 to 12/31/2009.........  $ 5.55478    $ 6.56849           0
    01/01/2010 to 12/31/2010.........  $ 6.56849    $ 7.35911           0
    01/01/2011 to 12/31/2011.........  $ 7.35911    $ 6.98136           0
    01/01/2012 to 12/31/2012.........  $ 6.98136    $ 8.07941           0
    01/01/2013 to 12/31/2013.........  $ 8.07941    $11.18795           0
    01/01/2014 to 12/31/2014.........  $11.18795    $12.59974           0
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.13369    $10.85812           0
    01/01/2008 to 12/31/2008.........  $10.85812    $ 6.05687           0
    01/01/2009 to 12/31/2009.........  $ 6.05687    $ 7.78148           0
    01/01/2010 to 12/31/2010.........  $ 7.78148    $ 9.22606           0
    01/01/2011 to 12/31/2011.........  $ 9.22606    $ 9.05121           0
    01/01/2012 to 12/31/2012.........  $ 9.05121    $10.06059       2,620
    01/01/2013 to 12/31/2013.........  $10.06059    $13.60762       2,525
    01/01/2014 to 12/31/2014.........  $13.60762    $14.89946       2,424
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.00764    $10.42944           0
    01/01/2008 to 12/31/2008.........  $10.42944    $ 7.92501           0
    01/01/2009 to 12/31/2009.........  $ 7.92501    $10.56148           0
    01/01/2010 to 12/31/2010.........  $10.56148    $11.85959           0
    01/01/2011 to 12/31/2011.........  $11.85959    $12.93633           0
    01/01/2012 to 12/31/2012.........  $12.93633    $13.56748         987
    01/01/2013 to 12/31/2013.........  $13.56748    $13.16425         951
    01/01/2014 to 12/31/2014.........  $13.16425    $13.86644         913
 AST MFS GLOBAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.15708    $10.46349           0
    01/01/2008 to 12/31/2008.........  $10.46349    $ 6.83847           0
    01/01/2009 to 12/31/2009.........  $ 6.83847    $ 8.90397           0
    01/01/2010 to 12/31/2010.........  $ 8.90397    $ 9.87764           0
    01/01/2011 to 12/31/2011.........  $ 9.87764    $ 9.47345           0
    01/01/2012 to 12/31/2012.........  $ 9.47345    $11.54417       1,235
    01/01/2013 to 12/31/2013.........  $11.54417    $14.58808       1,190
    01/01/2014 to 12/31/2014.........  $14.58808    $14.96782       1,142
 AST MFS GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10918    $10.79702           0
    01/01/2008 to 12/31/2008.........  $10.79702    $ 6.80925           0
    01/01/2009 to 12/31/2009.........  $ 6.80925    $ 8.38024           0
    01/01/2010 to 12/31/2010.........  $ 8.38024    $ 9.35785           0
    01/01/2011 to 12/31/2011.........  $ 9.35785    $ 9.21009           0
    01/01/2012 to 12/31/2012.........  $ 9.21009    $10.67659           0
    01/01/2013 to 12/31/2013.........  $10.67659    $14.45083           0
    01/01/2014 to 12/31/2014.........  $14.45083    $15.55383           0
 AST MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07817    $ 9.77879           0
    01/01/2008 to 12/31/2008.........  $ 9.77879    $ 5.99070           0
    01/01/2009 to 12/31/2009.........  $ 5.99070    $ 8.23780           0
    01/01/2010 to 12/31/2010.........  $ 8.23780    $10.08157           0
    01/01/2011 to 12/31/2011.........  $10.08157    $ 9.63721           0
    01/01/2012 to 12/31/2012.........  $ 9.63721    $11.29828           0
    01/01/2013 to 12/31/2013.........  $11.29828    $14.81231           0
    01/01/2014 to 12/31/2014.........  $14.81231    $16.86076           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MONEY MARKET PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.00050    $10.15956           0
    01/01/2008 to 12/31/2008.........  $10.15956    $10.31135           0
    01/01/2009 to 12/31/2009.........  $10.31135    $10.23406           0
    01/01/2010 to 12/31/2010.........  $10.23406    $10.13528           0
    01/01/2011 to 12/31/2011.........  $10.13528    $10.03704           0
    01/01/2012 to 12/31/2012.........  $10.03704    $ 9.93815           0
    01/01/2013 to 12/31/2013.........  $ 9.93815    $ 9.83960       4,403
    01/01/2014 to 12/31/2014.........  $ 9.83960    $ 9.74155       4,281
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.10530    $10.05498           0
    01/01/2008 to 12/31/2008.........  $10.05498    $ 5.74837           0
    01/01/2009 to 12/31/2009.........  $ 5.74837    $ 8.00467           0
    01/01/2010 to 12/31/2010.........  $ 8.00467    $ 9.78262           0
    01/01/2011 to 12/31/2011.........  $ 9.78262    $ 9.44504           0
    01/01/2012 to 12/31/2012.........  $ 9.44504    $10.95306           0
    01/01/2013 to 12/31/2013.........  $10.95306    $15.39995           0
    01/01/2014 to 12/31/2014.........  $15.39995    $17.42000           0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.15896    $10.53280           0
    01/01/2008 to 12/31/2008.........  $10.53280    $ 5.92524           0
    01/01/2009 to 12/31/2009.........  $ 5.92524    $ 7.61412           0
    01/01/2010 to 12/31/2010.........  $ 7.61412    $ 9.70048           0
    01/01/2011 to 12/31/2011.........  $ 9.70048    $ 9.76638           0
    01/01/2012 to 12/31/2012.........  $ 9.76638    $10.86682         613
    01/01/2013 to 12/31/2013.........  $10.86682    $14.26766         591
    01/01/2014 to 12/31/2014.........  $14.26766    $15.24770         567
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.05198    $11.27163           0
    01/01/2008 to 12/31/2008.........  $11.27163    $ 6.41269           0
    01/01/2009 to 12/31/2009.........  $ 6.41269    $ 7.78174           0
    01/01/2010 to 12/31/2010.........  $ 7.78174    $ 9.26605           0
    01/01/2011 to 04/29/2011.........  $ 9.26605    $10.41590           0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99918    $10.37049           0
    01/01/2013 to 12/31/2013.........  $10.37049    $12.20975           0
    01/01/2014 to 12/31/2014.........  $12.20975    $12.70997           0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10192    $ 5.59093           0
    01/01/2009 to 12/31/2009.........  $ 5.59093    $ 9.21740           0
    01/01/2010 to 12/31/2010.........  $ 9.21740    $11.15837           0
    01/01/2011 to 12/31/2011.........  $11.15837    $ 8.80833           0
    01/01/2012 to 12/31/2012.........  $ 8.80833    $10.28460           0
    01/01/2013 to 12/31/2013.........  $10.28460    $10.20534           0
    01/01/2014 to 12/31/2014.........  $10.20534    $ 9.63101           0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $ 9.99918    $10.37452           0
    01/01/2008 to 12/31/2008.........  $10.37452    $10.38622           0
    01/01/2009 to 12/31/2009.........  $10.38622    $11.33515           0
    01/01/2010 to 12/31/2010.........  $11.33515    $11.66042           0
    01/01/2011 to 12/31/2011.........  $11.66042    $11.80444           0
    01/01/2012 to 12/31/2012.........  $11.80444    $12.23617         542
    01/01/2013 to 12/31/2013.........  $12.23617    $11.85149         522
    01/01/2014 to 12/31/2014.........  $11.85149    $11.72297         501

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $ 9.99055    $10.63572           0
    01/01/2008 to 12/31/2008.........  $10.63572    $10.29238           0
    01/01/2009 to 12/31/2009.........  $10.29238    $11.87444           0
    01/01/2010 to 12/31/2010.........  $11.87444    $12.66421           0
    01/01/2011 to 12/31/2011.........  $12.66421    $12.93721           0
    01/01/2012 to 12/31/2012.........  $12.93721    $14.00298         965
    01/01/2013 to 12/31/2013.........  $14.00298    $13.60948         930
    01/01/2014 to 12/31/2014.........  $13.60948    $14.04469         892
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.05295    $10.52485           0
    01/01/2008 to 12/31/2008.........  $10.52485    $ 8.39002           0
    01/01/2009 to 12/31/2009.........  $ 8.39002    $ 9.97136           0
    01/01/2010 to 12/31/2010.........  $ 9.97136    $10.91616           0
    01/01/2011 to 12/31/2011.........  $10.91616    $10.91559           0
    01/01/2012 to 12/31/2012.........  $10.91559    $11.92853           0
    01/01/2013 to 12/31/2013.........  $11.92853    $12.89825           0
    01/01/2014 to 12/31/2014.........  $12.89825    $13.50786           0
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.12508    $10.59538           0
    01/01/2008 to 12/31/2008.........  $10.59538    $ 6.21978           0
    01/01/2009 to 12/31/2009.........  $ 6.21978    $ 7.75771           0
    01/01/2010 to 12/31/2010.........  $ 7.75771    $ 9.14160           0
    01/01/2011 to 12/31/2011.........  $ 9.14160    $ 8.48864           0
    01/01/2012 to 12/31/2012.........  $ 8.48864    $ 9.49030           0
    01/01/2013 to 12/31/2013.........  $ 9.49030    $10.99595           0
    01/01/2014 to 12/31/2014.........  $10.99595    $11.88827           0
 AST QMA US EQUITY ALPHA PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08387    $ 9.77734           0
    01/01/2008 to 12/31/2008.........  $ 9.77734    $ 5.93256           0
    01/01/2009 to 12/31/2009.........  $ 5.93256    $ 7.15556           0
    01/01/2010 to 12/31/2010.........  $ 7.15556    $ 8.15084           0
    01/01/2011 to 12/31/2011.........  $ 8.15084    $ 8.34914           0
    01/01/2012 to 12/31/2012.........  $ 8.34914    $ 9.82079       1,356
    01/01/2013 to 12/31/2013.........  $ 9.82079    $12.87657       1,306
    01/01/2014 to 12/31/2014.........  $12.87657    $14.94345       1,254
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99918    $ 8.93982           0
    01/01/2012 to 12/31/2012.........  $ 8.93982    $10.01581           0
    01/01/2013 to 12/31/2013.........  $10.01581    $12.13764           0
    01/01/2014 to 12/31/2014.........  $12.13764    $12.79853           0
 AST RCM WORLD TRENDS PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08128    $ 7.37967           0
    01/01/2009 to 12/31/2009.........  $ 7.37967    $ 9.01533           0
    01/01/2010 to 12/31/2010.........  $ 9.01533    $ 9.98978           0
    01/01/2011 to 12/31/2011.........  $ 9.98978    $ 9.71116           0
    01/01/2012 to 12/31/2012.........  $ 9.71116    $10.60349           0
    01/01/2013 to 12/31/2013.........  $10.60349    $11.80430           0
    01/01/2014 to 12/31/2014.........  $11.80430    $12.28796           0
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09946    $ 6.72781           0
    01/01/2009 to 12/31/2009.........  $ 6.72781    $ 8.44964           0
    01/01/2010 to 12/31/2010.........  $ 8.44964    $ 9.56579           0
    01/01/2011 to 12/31/2011.........  $ 9.56579    $ 9.24481           0
    01/01/2012 to 12/31/2012.........  $ 9.24481    $10.60870           0
    01/01/2013 to 12/31/2013.........  $10.60870    $12.40041           0
    01/01/2014 to 12/31/2014.........  $12.40041    $12.94442           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.08262    $10.44865           0
    01/01/2008 to 12/31/2008.........  $10.44865    $ 7.22179           0
    01/01/2009 to 12/31/2009.........  $ 7.22179    $ 9.11023           0
    01/01/2010 to 12/31/2010.........  $ 9.11023    $10.08539           0
    01/01/2011 to 12/31/2011.........  $10.08539    $ 9.64793           0
    01/01/2012 to 12/31/2012.........  $ 9.64793    $10.61605           0
    01/01/2013 to 12/31/2013.........  $10.61605    $12.02436           0
    01/01/2014 to 12/31/2014.........  $12.02436    $12.26662           0
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09580    $10.24457           0
    01/01/2008 to 12/31/2008.........  $10.24457    $ 5.67083           0
    01/01/2009 to 12/31/2009.........  $ 5.67083    $ 7.44861           0
    01/01/2010 to 12/31/2010.........  $ 7.44861    $ 9.77487           0
    01/01/2011 to 12/31/2011.........  $ 9.77487    $ 8.40907           0
    01/01/2012 to 12/31/2012.........  $ 8.40907    $ 9.99692         677
    01/01/2013 to 12/31/2013.........  $ 9.99692    $13.93722         652
    01/01/2014 to 12/31/2014.........  $13.93722    $14.48082         626
 AST SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09728    $ 9.89974           0
    01/01/2008 to 12/31/2008.........  $ 9.89974    $ 6.37126           0
    01/01/2009 to 12/31/2009.........  $ 6.37126    $ 8.44705           0
    01/01/2010 to 12/31/2010.........  $ 8.44705    $11.40898           0
    01/01/2011 to 12/31/2011.........  $11.40898    $11.18536           0
    01/01/2012 to 12/31/2012.........  $11.18536    $12.42285           0
    01/01/2013 to 12/31/2013.........  $12.42285    $16.62589           0
    01/01/2014 to 12/31/2014.........  $16.62589    $17.08980           0
 AST SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09341    $ 9.48190           0
    01/01/2008 to 12/31/2008.........  $ 9.48190    $ 6.59820           0
    01/01/2009 to 12/31/2009.........  $ 6.59820    $ 8.29667           0
    01/01/2010 to 12/31/2010.........  $ 8.29667    $10.34967           0
    01/01/2011 to 12/31/2011.........  $10.34967    $ 9.63469           0
    01/01/2012 to 12/31/2012.........  $ 9.63469    $11.27156           0
    01/01/2013 to 12/31/2013.........  $11.27156    $15.33358           0
    01/01/2014 to 12/31/2014.........  $15.33358    $15.98137           0
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.07042    $10.23309           0
    01/01/2008 to 12/31/2008.........  $10.23309    $ 7.50318           0
    01/01/2009 to 12/31/2009.........  $ 7.50318    $ 9.22207           0
    01/01/2010 to 12/31/2010.........  $ 9.22207    $10.18373           0
    01/01/2011 to 12/31/2011.........  $10.18373    $10.28286           0
    01/01/2012 to 12/31/2012.........  $10.28286    $11.55489           0
    01/01/2013 to 12/31/2013.........  $11.55489    $13.36602           0
    01/01/2014 to 12/31/2014.........  $13.36602    $14.01155           0
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.09151    $ 9.51355           0
    01/01/2008 to 12/31/2008.........  $ 9.51355    $ 5.47408           0
    01/01/2009 to 12/31/2009.........  $ 5.47408    $ 6.70961           0
    01/01/2010 to 12/31/2010.........  $ 6.70961    $ 7.52291           0
    01/01/2011 to 12/31/2011.........  $ 7.52291    $ 7.32632           0
    01/01/2012 to 12/31/2012.........  $ 7.32632    $ 8.50491       1,596
    01/01/2013 to 12/31/2013.........  $ 8.50491    $10.92017       1,538
    01/01/2014 to 12/31/2014.........  $10.92017    $11.61936       1,476

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.14599    $10.10721           0
    01/01/2008 to 12/31/2008.........  $10.10721    $ 5.94755           0
    01/01/2009 to 12/31/2009.........  $ 5.94755    $ 9.03144           0
    01/01/2010 to 12/31/2010.........  $ 9.03144    $10.35562           0
    01/01/2011 to 12/31/2011.........  $10.35562    $10.07921           0
    01/01/2012 to 12/31/2012.........  $10.07921    $11.73379           0
    01/01/2013 to 12/31/2013.........  $11.73379    $16.73225           0
    01/01/2014 to 12/31/2014.........  $16.73225    $17.94889           0
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.18095    $11.67442           0
    01/01/2008 to 12/31/2008.........  $11.67442    $ 5.78102           0
    01/01/2009 to 12/31/2009.........  $ 5.78102    $ 8.54834           0
    01/01/2010 to 12/31/2010.........  $ 8.54834    $10.19480           0
    01/01/2011 to 12/31/2011.........  $10.19480    $ 8.58803           0
    01/01/2012 to 12/31/2012.........  $ 8.58803    $ 8.81034           0
    01/01/2013 to 12/31/2013.........  $ 8.81034    $10.06464           0
    01/01/2014 to 12/31/2014.........  $10.06464    $ 9.13172           0
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.00761    $10.64189           0
    01/01/2008 to 12/31/2008.........  $10.64189    $10.27989           0
    01/01/2009 to 12/31/2009.........  $10.27989    $11.41118           0
    01/01/2010 to 12/31/2010.........  $11.41118    $11.94694           0
    01/01/2011 to 12/31/2011.........  $11.94694    $12.31634           0
    01/01/2012 to 12/31/2012.........  $12.31634    $12.83135           0
    01/01/2013 to 12/31/2013.........  $12.83135    $12.22733           0
    01/01/2014 to 12/31/2014.........  $12.22733    $12.17356           0
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007........  $10.13076    $10.38882           0
    01/01/2008 to 12/31/2008.........  $10.38882    $ 5.93223           0
    01/01/2009 to 12/31/2009.........  $ 5.93223    $ 7.54334           0
    01/01/2010 to 12/31/2010.........  $ 7.54334    $ 8.56170           0
    01/01/2011 to 12/31/2011.........  $ 8.56170    $ 8.18395           0
    01/01/2012 to 12/31/2012.........  $ 8.18395    $ 8.99466           0
    01/01/2013 to 12/31/2013.........  $ 8.99466    $10.73141           0
    01/01/2014 to 12/31/2014.........  $10.73141    $11.20985           0
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99918    $ 9.98774           0
    01/01/2008 to 12/31/2008.........  $ 9.98774    $ 9.37350           0
    01/01/2009 to 12/31/2009.........  $ 9.37350    $10.35986           0
    01/01/2010 to 12/31/2010.........  $10.35986    $11.05698           0
    01/01/2011 to 12/31/2011.........  $11.05698    $11.60696           0
    01/01/2012 to 12/31/2012.........  $11.60696    $12.39423       1,081
    01/01/2013 to 12/31/2013.........  $12.39423    $12.08818       1,042
    01/01/2014 to 12/31/2014.........  $12.08818    $12.82962       1,000
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07829    $ 6.67266           0
    01/01/2009 to 12/31/2009.........  $ 6.67266    $ 8.59277           0
    01/01/2010 to 12/31/2010.........  $ 8.59277    $ 9.37875           0
    01/01/2011 to 12/31/2011.........  $ 9.37875    $ 9.13073           0
    01/01/2012 to 09/21/2012.........  $ 9.13073    $10.27913           0

* Denotes the start date of these sub-accounts

                         ------------------------------
                         ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                         Financial Statements as of December 31, 2014 and for the years ended December 31, 2014 and 2013 and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contractholders of
Allstate Financial Advisors Separate Account I and Board of Directors of
Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 6 for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights in
Note 6 for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, IL

March 31, 2015

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -----------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                           SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                            TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                             AST
                                          ACADEMIC                   AST         AST         AST         AST
                                         STRATEGIES      AST      BALANCED    BLACKROCK     BOND        BOND
                                            ASSET     ADVANCED      ASSET      GLOBAL     PORTFOLIO   PORTFOLIO
                                         ALLOCATION  STRATEGIES  ALLOCATION  STRATEGIES     2018        2019
                                         ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.............. $5,809,548  $2,659,390  $10,007,976   $19,499    $458,812    $320,382
                                         ----------  ----------  -----------   -------    --------    --------
   Total assets......................... $5,809,548  $2,659,390  $10,007,976   $19,499    $458,812    $320,382
                                         ==========  ==========  ===========   =======    ========    ========
NET ASSETS
Accumulation units...................... $5,809,548  $2,659,390  $10,007,976   $19,499    $458,812    $320,382
Contracts in payout
 (annuitization) period.................         --          --           --        --          --          --
                                         ----------  ----------  -----------   -------    --------    --------
   Total net assets..................... $5,809,548  $2,659,390  $10,007,976   $19,499    $458,812    $320,382
                                         ==========  ==========  ===========   =======    ========    ========
FUND SHARE INFORMATION
Number of shares........................    445,176     178,005      680,815     1,625      37,181      31,196
                                         ==========  ==========  ===========   =======    ========    ========
Cost of investments..................... $4,660,839  $1,845,284  $ 6,854,490   $16,377    $409,933    $342,453
                                         ==========  ==========  ===========   =======    ========    ========
ACCUMULATION UNIT VALUE (I)
   Lowest............................... $    10.27  $    12.32  $     11.90   $ 10.84    $  11.04    $  11.17
                                         ==========  ==========  ===========   =======    ========    ========
   Highest.............................. $    15.55  $    18.05  $     17.11   $ 11.63    $  13.90    $  14.03
                                         ==========  ==========  ===========   =======    ========    ========

--------
(I)The high and low accumulation unit value ("AUV") are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low AUV is reported.

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -----------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                           SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                            TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                             AST         AST         AST         AST     AST CAPITAL     AST
                                            BOND        BOND        BOND        BOND       GROWTH      COHEN &
                                          PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET      STEERS
                                            2022        2023        2024        2025     ALLOCATION    REALTY
                                         ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..............  $146,536    $630,571    $410,058     $34,560   $6,440,573   $102,840
                                          --------    --------    --------     -------   ----------   --------
   Total assets.........................  $146,536    $630,571    $410,058     $34,560   $6,440,573   $102,840
                                          ========    ========    ========     =======   ==========   ========
NET ASSETS
Accumulation units......................  $146,536    $630,571    $410,058     $34,560   $6,440,573   $102,840
Contracts in payout (annuitization)
 period.................................        --          --          --          --           --         --
                                          --------    --------    --------     -------   ----------   --------
   Total net assets.....................  $146,536    $630,571    $410,058     $34,560   $6,440,573   $102,840
                                          ========    ========    ========     =======   ==========   ========
FUND SHARE INFORMATION
Number of shares........................    11,377      58,877      40,162       3,003      429,658     10,377
                                          ========    ========    ========     =======   ==========   ========
Cost of investments.....................  $136,177    $574,456    $387,415     $33,219   $4,478,553   $ 81,642
                                          ========    ========    ========     =======   ==========   ========
ACCUMULATION UNIT VALUE
   Lowest...............................  $  11.49    $   9.81    $   9.63     $ 11.18   $    11.63   $  14.22
                                          ========    ========    ========     =======   ==========   ========
   Highest..............................  $  12.16    $  10.24    $   9.91     $ 11.34   $    18.47   $  28.17
                                          ========    ========    ========     =======   ==========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ---------------------------------------------------------------------------
                                          ADVANCED     ADVANCED      ADVANCED     ADVANCED    ADVANCED    ADVANCED
                                           SERIES       SERIES        SERIES       SERIES      SERIES      SERIES
                                            TRUST       TRUST         TRUST         TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ------------ -------------- ----------- ----------- -----------
                                                                       AST                       AST         AST
                                           AST FI                    FRANKLIN        AST       GOLDMAN     GOLDMAN
                                         PYRAMIS(R)     AST FI      TEMPLETON      GLOBAL       SACHS       SACHS
                                            ASSET      PYRAMIS    FOUNDING FUNDS    REAL      LARGE-CAP    MID-CAP
                                         ALLOCATION  QUANTITATIVE   ALLOCATION     ESTATE       VALUE      GROWTH
                                         ----------- ------------ -------------- ----------- ----------- -----------
ASSETS
Investments, at fair value..............  $337,633    $2,063,446    $3,221,834     $2,764      $11,949     $59,480
                                          --------    ----------    ----------     ------      -------     -------
   Total assets.........................  $337,633    $2,063,446    $3,221,834     $2,764      $11,949     $59,480
                                          ========    ==========    ==========     ======      =======     =======
NET ASSETS
Accumulation units......................  $337,633    $2,063,446    $3,221,834     $2,764      $11,949     $59,480
Contracts in payout (annuitization)
 period.................................        --            --            --         --           --          --
                                          --------    ----------    ----------     ------      -------     -------
   Total net assets.....................  $337,633    $2,063,446    $3,221,834     $2,764      $11,949     $59,480
                                          ========    ==========    ==========     ======      =======     =======
FUND SHARE INFORMATION
Number of shares........................    25,367       170,392       230,790        247          449       7,685
                                          ========    ==========    ==========     ======      =======     =======
Cost of investments.....................  $245,162    $1,661,800    $2,518,432     $1,754      $10,106     $39,036
                                          ========    ==========    ==========     ======      =======     =======
ACCUMULATION UNIT VALUE
   Lowest...............................  $  12.23    $    10.35    $    12.91     $12.09      $ 11.53     $ 16.48
                                          ========    ==========    ==========     ======      =======     =======
   Highest..............................  $  17.22    $    16.49    $    13.59     $21.79      $ 21.39     $ 25.12
                                          ========    ==========    ==========     ======      =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ---------------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED     ADVANCED      ADVANCED
                                           SERIES      SERIES      SERIES      SERIES       SERIES        SERIES
                                            TRUST       TRUST       TRUST       TRUST        TRUST         TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ------------- -------------
                                                         AST
                                             AST       GOLDMAN       AST
                                           GOLDMAN      SACHS      HERNDON                    AST           AST
                                            SACHS     SMALL-CAP   LARGE-CAP      AST     INTERNATIONAL INTERNATIONAL
                                         MULTI-ASSET    VALUE       VALUE    HIGH YIELD     GROWTH         VALUE
                                         ----------- ----------- ----------- ----------- ------------- -------------
ASSETS
Investments, at fair value..............  $509,008     $7,980      $25,458     $77,406      $45,177       $57,807
                                          --------     ------      -------     -------      -------       -------
   Total assets.........................  $509,008     $7,980      $25,458     $77,406      $45,177       $57,807
                                          ========     ======      =======     =======      =======       =======
NET ASSETS
Accumulation units......................  $509,008     $7,980      $25,458     $77,406      $45,177       $57,807
Contracts in payout (annuitization)
 period.................................        --         --           --          --           --            --
                                          --------     ------      -------     -------      -------       -------
   Total net assets.....................  $509,008     $7,980      $25,458     $77,406      $45,177       $57,807
                                          ========     ======      =======     =======      =======       =======
FUND SHARE INFORMATION
Number of shares........................    42,067        443        1,954       9,193        3,387         3,377
                                          ========     ======      =======     =======      =======       =======
Cost of investments.....................  $385,273     $4,117      $22,424     $67,826      $40,536       $62,507
                                          ========     ======      =======     =======      =======       =======
ACCUMULATION UNIT VALUE
   Lowest...............................  $  11.15     $18.23      $ 10.47     $ 12.91      $  8.34       $  8.02
                                          ========     ======      =======     =======      =======       =======
   Highest..............................  $  15.06     $25.63      $ 20.11     $ 16.67      $ 16.28       $ 15.04
                                          ========     ======      =======     =======      =======       =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ---------------------------------------------------------------------------
                                          ADVANCED    ADVANCED     ADVANCED      ADVANCED     ADVANCED    ADVANCED
                                           SERIES      SERIES       SERIES        SERIES       SERIES      SERIES
                                            TRUST       TRUST        TRUST         TRUST        TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ------------- ------------- ----------- -----------
                                                                                                             AST
                                             AST         AST          AST           AST                    LOOMIS
                                         INVESTMENT  J.P. MORGAN  J.P. MORGAN   J.P. MORGAN      AST       SAYLES
                                            GRADE      GLOBAL    INTERNATIONAL   STRATEGIC    LARGE-CAP   LARGE-CAP
                                            BOND      THEMATIC      EQUITY     OPPORTUNITIES    VALUE      GROWTH
                                         ----------- ----------- ------------- ------------- ----------- -----------
ASSETS
Investments, at fair value.............. $2,026,090   $181,683      $49,291     $3,310,299     $9,320     $172,184
                                         ----------   --------      -------     ----------     ------     --------
   Total assets......................... $2,026,090   $181,683      $49,291     $3,310,299     $9,320     $172,184
                                         ==========   ========      =======     ==========     ======     ========
NET ASSETS
Accumulation units...................... $2,026,090   $181,683      $49,291     $3,310,299     $9,320     $172,184
Contracts in payout (annuitization)
 period.................................         --         --           --             --         --           --
                                         ----------   --------      -------     ----------     ------     --------
   Total net assets..................... $2,026,090   $181,683      $49,291     $3,310,299     $9,320     $172,184
                                         ==========   ========      =======     ==========     ======     ========
FUND SHARE INFORMATION
Number of shares........................    297,081     13,589        2,055        201,234        413        5,336
                                         ==========   ========      =======     ==========     ======     ========
Cost of investments..................... $1,926,515   $132,480      $44,156     $2,504,288     $8,836     $117,410
                                         ==========   ========      =======     ==========     ======     ========
ACCUMULATION UNIT VALUE
   Lowest............................... $    13.58   $  12.21      $  8.76     $    11.27     $11.17     $  13.21
                                         ==========   ========      =======     ==========     ======     ========
   Highest.............................. $    15.85   $  17.70      $ 15.83     $    14.79     $23.33     $  23.26
                                         ==========   ========      =======     ==========     ======     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -----------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                           SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                            TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                                                                                         AST
                                             AST                                                      NEUBERGER
                                         LORD ABBETT     AST         AST         AST         AST      BERMAN /
                                         CORE FIXED  MFS GLOBAL      MFS       MID-CAP      MONEY    LSV MID-CAP
                                           INCOME      EQUITY      GROWTH       VALUE      MARKET       VALUE
                                         ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..............   $58,200     $68,089     $3,712      $46,111    $432,046     $27,613
                                           -------     -------     ------      -------    --------     -------
   Total assets.........................   $58,200     $68,089     $3,712      $46,111    $432,046     $27,613
                                           =======     =======     ======      =======    ========     =======
NET ASSETS
Accumulation units......................   $58,200     $68,089     $3,712      $46,111    $432,046     $27,613
Contracts in payout (annuitization)
 period.................................        --          --         --           --          --          --
                                           -------     -------     ------      -------    --------     -------
   Total net assets.....................   $58,200     $68,089     $3,712      $46,111    $432,046     $27,613
                                           =======     =======     ======      =======    ========     =======
FUND SHARE INFORMATION
Number of shares........................     4,854       4,337        224        2,257     432,046       1,004
                                           =======     =======     ======      =======    ========     =======
Cost of investments.....................   $50,772     $49,029     $1,946      $20,248    $432,046     $16,321
                                           =======     =======     ======      =======    ========     =======
ACCUMULATION UNIT VALUE
   Lowest...............................   $ 12.29     $ 13.27     $13.79      $ 14.95    $   8.49     $ 15.44
                                           =======     =======     ======      =======    ========     =======
   Highest..............................   $ 15.15     $ 21.46     $21.54      $ 25.87    $   9.74     $ 28.51
                                           =======     =======     ======      =======    ========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -------------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED     ADVANCED     ADVANCED
                                           SERIES      SERIES      SERIES      SERIES       SERIES       SERIES
                                            TRUST       TRUST       TRUST       TRUST       TRUST        TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ------------ ------------
                                             AST         AST         AST         AST
                                          NEUBERGER      NEW     PARAMETRIC     PIMCO        AST          AST
                                           BERMAN     DISCOVERY   EMERGING     LIMITED      PIMCO     PRESERVATION
                                           MID-CAP      ASSET      MARKETS    MATURITY   TOTAL RETURN    ASSET
                                           GROWTH    ALLOCATION    EQUITY       BOND         BOND      ALLOCATION
                                         ----------- ----------- ----------- ----------- ------------ ------------
ASSETS
Investments, at fair value..............   $55,247     $5,630      $14,476    $ 95,163     $109,119    $7,944,208
                                           -------     ------      -------    --------     --------    ----------
   Total assets.........................   $55,247     $5,630      $14,476    $ 95,163     $109,119    $7,944,208
                                           =======     ======      =======    ========     ========    ==========
NET ASSETS
Accumulation units......................   $55,247     $5,630      $14,476    $ 95,163     $109,119    $7,944,208
Contracts in payout (annuitization)
 period.................................        --         --           --          --           --            --
                                           -------     ------      -------    --------     --------    ----------
   Total net assets.....................   $55,247     $5,630      $14,476    $ 95,163     $109,119    $7,944,208
                                           =======     ======      =======    ========     ========    ==========
FUND SHARE INFORMATION
Number of shares........................     1,581        437        1,693       9,203        8,518       570,705
                                           =======     ======      =======    ========     ========    ==========
Cost of investments.....................   $33,494     $5,239      $13,628    $100,757     $102,775    $6,087,067
                                           =======     ======      =======    ========     ========    ==========
ACCUMULATION UNIT VALUE
   Lowest...............................   $ 13.52     $12.07      $  8.67    $   9.80     $  11.81    $    11.97
                                           =======     ======      =======    ========     ========    ==========
   Highest..............................   $ 23.65     $12.71      $ 14.77    $  11.72     $  14.04    $    15.02
                                           =======     ======      =======    ========     ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -----------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                           SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                            TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                                                                             AST
                                             AST         AST                     AST      SCHRODERS
                                         PRUDENTIAL    QMA US        AST      SCHRODERS  MULTI-ASSET     AST
                                           GROWTH      EQUITY     RCM WORLD    GLOBAL       WORLD     SMALL-CAP
                                         ALLOCATION     ALPHA      TRENDS     TACTICAL   STRATEGIES    GROWTH
                                         ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.............. $9,408,016    $55,549   $1,527,870   $561,242    $652,919     $  922
                                         ----------    -------   ----------   --------    --------     ------
   Total assets......................... $9,408,016    $55,549   $1,527,870   $561,242    $652,919     $  922
                                         ==========    =======   ==========   ========    ========     ======
NET ASSETS
Accumulation units...................... $9,408,016    $55,549   $1,527,870   $561,242    $652,919     $  922
Contracts in payout (annuitization)
 period.................................         --         --           --         --          --         --
                                         ----------    -------   ----------   --------    --------     ------
   Total net assets..................... $9,408,016    $55,549   $1,527,870   $561,242    $652,919     $  922
                                         ==========    =======   ==========   ========    ========     ======
FUND SHARE INFORMATION
Number of shares........................    720,369      2,631      126,584     38,050      40,081         29
                                         ==========    =======   ==========   ========    ========     ======
Cost of investments..................... $7,244,044    $33,424   $1,057,400   $388,345    $488,619     $  847
                                         ==========    =======   ==========   ========    ========     ======
ACCUMULATION UNIT VALUE
   Lowest............................... $    10.54    $ 13.25   $    11.03   $  11.62    $  10.87     $15.15
                                         ==========    =======   ==========   ========    ========     ======
   Highest.............................. $    17.79    $ 25.55   $    15.54   $  18.06    $  15.93     $25.38
                                         ==========    =======   ==========   ========    ========     ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -------------------------------------------------------------------------------
                                           ADVANCED     ADVANCED    ADVANCED     ADVANCED      ADVANCED      ADVANCED
                                            SERIES       SERIES      SERIES       SERIES        SERIES        SERIES
                                             TRUST        TRUST       TRUST        TRUST         TRUST         TRUST
                                          SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ----------- ----------- ------------- ------------- -------------
                                              AST                                   AST           AST           AST
                                           SMALL-CAP       AST         AST     T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE
                                            GROWTH      SMALL-CAP   TEMPLETON      ASSET        EQUITY       LARGE-CAP
                                         OPPORTUNITIES    VALUE    GLOBAL BOND  ALLOCATION      INCOME        GROWTH
                                         ------------- ----------- ----------- ------------- ------------- -------------
ASSETS
Investments, at fair value..............    $25,673      $30,947     $53,246    $5,968,950      $80,004       $18,748
                                            -------      -------     -------    ----------      -------       -------
   Total assets.........................    $25,673      $30,947     $53,246    $5,968,950      $80,004       $18,748
                                            =======      =======     =======    ==========      =======       =======
NET ASSETS
Accumulation units......................    $25,673      $30,947     $53,246    $5,968,950      $80,004       $18,748
Contracts in payout (annuitization)
 period.................................         --           --          --            --           --            --
                                            -------      -------     -------    ----------      -------       -------
   Total net assets.....................    $25,673      $30,947     $53,246    $5,968,950      $80,004       $18,748
                                            =======      =======     =======    ==========      =======       =======
FUND SHARE INFORMATION
Number of shares........................      1,804        1,434       4,916       253,029        6,043           840
                                            =======      =======     =======    ==========      =======       =======
Cost of investments.....................    $18,043      $15,864     $54,927    $4,160,656      $51,634       $ 8,663
                                            =======      =======     =======    ==========      =======       =======
ACCUMULATION UNIT VALUE
   Lowest...............................    $ 12.84      $ 14.17     $ 10.35    $    12.42      $ 10.30       $ 15.91
                                            =======      =======     =======    ==========      =======       =======
   Highest..............................    $ 24.11      $ 23.81     $ 12.17    $    17.63      $ 21.35       $ 24.98
                                            =======      =======     =======    ==========      =======       =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            -------------------------------------------------------------------------------
                                                                    ALLIANCE      ALLIANCE      ALLIANCE
                                                                    BERNSTEIN     BERNSTEIN     BERNSTEIN
                              ADVANCED     ADVANCED    ADVANCED     VARIABLE      VARIABLE      VARIABLE
                               SERIES       SERIES      SERIES       PRODUCT       PRODUCT       PRODUCT
                                TRUST        TRUST       TRUST     SERIES FUND   SERIES FUND   SERIES FUND
                             SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ----------- ----------- ------------- ------------- -------------
                                              AST         AST
                                 AST      WELLINGTON    WESTERN                   ALLIANCE      ALLIANCE
                            T. ROWE PRICE MANAGEMENT     ASSET      ALLIANCE    BERNSTEIN VPS BERNSTEIN VPS
                               NATURAL      HEDGED     CORE PLUS  BERNSTEIN VPS   GROWTH &    INTERNATIONAL
                              RESOURCES     EQUITY       BOND        GROWTH        INCOME         VALUE
                            ------------- ----------- ----------- ------------- ------------- -------------
ASSETS
Investments, at fair value.   $101,434     $210,858     $12,832    $18,442,677   $54,295,328   $10,427,355
                              --------     --------     -------    -----------   -----------   -----------
   Total assets............   $101,434     $210,858     $12,832    $18,442,677   $54,295,328   $10,427,355
                              ========     ========     =======    ===========   ===========   ===========
NET ASSETS
Accumulation units.........   $101,434     $210,858     $12,832    $18,380,239   $54,199,892   $10,427,355
Contracts in payout
  (annuitization) period...         --           --          --         62,438        95,436            --
                              --------     --------     -------    -----------   -----------   -----------
   Total net assets........   $101,434     $210,858     $12,832    $18,442,677   $54,295,328   $10,427,355
                              ========     ========     =======    ===========   ===========   ===========
FUND SHARE
 INFORMATION
Number of shares...........      4,870       16,669       1,134        553,834     1,827,510       777,581
                              ========     ========     =======    ===========   ===========   ===========
Cost of investments........   $123,931     $182,942     $11,993    $10,228,578   $38,517,143   $12,536,976
                              ========     ========     =======    ===========   ===========   ===========
ACCUMULATION UNIT
 VALUE
   Lowest..................   $   7.03     $   9.94     $ 11.43    $      9.80   $     15.40   $      9.19
                              ========     ========     =======    ===========   ===========   ===========
   Highest.................   $  14.04     $  18.12     $ 12.83    $     23.34   $     23.02   $     10.44
                              ========     ========     =======    ===========   ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            ---------------------------------------------------------------------------------------
                              ALLIANCE      ALLIANCE      ALLIANCE
                              BERNSTEIN     BERNSTEIN     BERNSTEIN       AMERICAN         AMERICAN
                              VARIABLE      VARIABLE      VARIABLE        CENTURY          CENTURY       DEUTSCHE
                               PRODUCT       PRODUCT       PRODUCT        VARIABLE         VARIABLE      VARIABLE
                             SERIES FUND   SERIES FUND   SERIES FUND  PORTFOLIOS, INC. PORTFOLIOS, INC.  SERIES I
                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                            ------------- ------------- ------------- ---------------- ---------------- -----------
                              ALLIANCE      ALLIANCE
                            BERNSTEIN VPS BERNSTEIN VPS   ALLIANCE        AMERICAN         AMERICAN
                              LARGE CAP     SMALL/MID   BERNSTEIN VPS     CENTURY          CENTURY       DEUTSCHE
                               GROWTH       CAP VALUE       VALUE       VP BALANCED    VP INTERNATIONAL BOND VIP A
                            ------------- ------------- ------------- ---------------- ---------------- -----------
ASSETS
Investments, at fair value.  $16,401,280   $13,577,961    $944,626        $11,747           $5,666       $299,148
                             -----------   -----------    --------        -------           ------       --------
    Total assets...........  $16,401,280   $13,577,961    $944,626        $11,747           $5,666       $299,148
                             ===========   ===========    ========        =======           ======       ========
NET ASSETS
Accumulation units.........  $16,365,001   $13,533,713    $944,626        $11,747           $5,666       $267,054
Contracts in payout
 (annuitization) period....       36,279        44,248          --             --               --         32,094
                             -----------   -----------    --------        -------           ------       --------
    Total net assets.......  $16,401,280   $13,577,961    $944,626        $11,747           $5,666       $299,148
                             ===========   ===========    ========        =======           ======       ========
FUND SHARE
 INFORMATION
Number of shares...........      346,165       623,128      61,459          1,474              568         52,760
                             ===========   ===========    ========        =======           ======       ========
Cost of investments........  $ 8,772,193   $10,202,841    $720,586        $10,147           $4,285       $305,138
                             ===========   ===========    ========        =======           ======       ========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $      9.57   $     28.09    $  13.06        $ 22.18           $17.65       $  15.64
                             ===========   ===========    ========        =======           ======       ========
    Highest................  $     22.25   $     32.79    $  14.84        $ 22.57           $17.96       $  15.90
                             ===========   ===========    ========        =======           ======       ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ---------------------------------------------------------------------------
                                          DEUTSCHE    DEUTSCHE    DEUTSCHE     DEUTSCHE      DEUTSCHE     DEUTSCHE
                                          VARIABLE    VARIABLE    VARIABLE     VARIABLE      VARIABLE     VARIABLE
                                          SERIES I    SERIES I    SERIES I     SERIES I      SERIES II    SERIES II
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                         ----------- ----------- ----------- ------------- ------------- -----------
                                          DEUTSCHE                DEUTSCHE                   DEUTSCHE     DEUTSCHE
                                           CAPITAL    DEUTSCHE     GLOBAL      DEUTSCHE    GLOBAL INCOME    MONEY
                                           GROWTH    CORE EQUITY  SMALL CAP  INTERNATIONAL    BUILDER      MARKET
                                            VIP A       VIP A       VIP A        VIP A       VIP A II     VIP A II
                                         ----------- ----------- ----------- ------------- ------------- -----------
ASSETS
Investments, at fair value.............. $1,085,841   $616,958   $1,063,371    $217,132     $1,204,450    $163,351
                                         ----------   --------   ----------    --------     ----------    --------
   Total assets......................... $1,085,841   $616,958   $1,063,371    $217,132     $1,204,450    $163,351
                                         ==========   ========   ==========    ========     ==========    ========
NET ASSETS
Accumulation units...................... $1,014,497   $614,819   $1,058,403    $190,739     $1,118,464    $137,839
Contracts in payout (annuitization)
 period.................................     71,344      2,139        4,968      26,393         85,986      25,512
                                         ----------   --------   ----------    --------     ----------    --------
   Total net assets..................... $1,085,841   $616,958   $1,063,371    $217,132     $1,204,450    $163,351
                                         ==========   ========   ==========    ========     ==========    ========
FUND SHARE INFORMATION
Number of shares........................     36,255     48,351       72,784      27,625         48,922     163,351
                                         ==========   ========   ==========    ========     ==========    ========
Cost of investments..................... $  651,087   $420,553   $  991,537    $282,896     $1,070,149    $163,351
                                         ==========   ========   ==========    ========     ==========    ========
ACCUMULATION UNIT VALUE
   Lowest............................... $    20.00   $  17.94   $    33.45    $  11.65     $    15.38    $  10.21
                                         ==========   ========   ==========    ========     ==========    ========
   Highest.............................. $    20.33   $  18.23   $    33.99    $  11.84     $    15.53    $  10.30
                                         ==========   ========   ==========    ========     ==========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            -----------------------------------------------------------------------
                                          DREYFUS
                                         SOCIALLY                 DREYFUS     DREYFUS
                             DEUTSCHE   RESPONSIBLE   DREYFUS    VARIABLE    VARIABLE    FEDERATED
                             VARIABLE     GROWTH    STOCK INDEX INVESTMENT  INVESTMENT   INSURANCE
                             SERIES II  FUND, INC.     FUND        FUND        FUND       SERIES
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                             DEUTSCHE     DREYFUS                                        FEDERATED
                             SMALL MID   SOCIALLY     DREYFUS       VIF         VIF        PRIME
                            CAP GROWTH  RESPONSIBLE STOCK INDEX  GROWTH &      MONEY       MONEY
                             VIP A II   GROWTH FUND    FUND       INCOME      MARKET      FUND II
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.  $402,959     $22,229    $603,772     $91,604    $340,831   $4,847,128
                             --------     -------    --------     -------    --------   ----------
    Total assets...........  $402,959     $22,229    $603,772     $91,604    $340,831   $4,847,128
                             ========     =======    ========     =======    ========   ==========
NET ASSETS
Accumulation units.........  $400,816     $22,229    $601,225     $91,604    $340,831   $4,771,281
Contracts in payout
 (annuitization) period....     2,143          --       2,547          --          --       75,847
                             --------     -------    --------     -------    --------   ----------
    Total net assets.......  $402,959     $22,229    $603,772     $91,604    $340,831   $4,847,128
                             ========     =======    ========     =======    ========   ==========
FUND SHARE
 INFORMATION
Number of shares...........    17,658         484      13,420       2,803     340,831    4,847,128
                             ========     =======    ========     =======    ========   ==========
Cost of investments........  $258,350     $14,872    $395,774     $59,455    $340,831   $4,847,128
                             ========     =======    ========     =======    ========   ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $  18.38     $ 10.40    $  13.91     $ 14.37    $   9.10   $     9.11
                             ========     =======    ========     =======    ========   ==========
    Highest................  $  18.56     $ 20.01    $  22.45     $ 20.69    $  11.72   $    12.36
                             ========     =======    ========     =======    ========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            -----------------------------------------------------------------------------------
                              FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY
                              VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                              INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                            PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ------------- ------------- ------------- ------------- -------------
                                                                                                       VIP
                                 VIP           VIP                      VIP HIGH                   INVESTMENT
                             CONTRAFUND   EQUITY-INCOME  VIP GROWTH      INCOME     VIP INDEX 500  GRADE BOND
                            ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair value.  $4,509,458     $773,229     $3,462,047     $520,275     $3,923,207    $1,214,557
                             ----------     --------     ----------     --------     ----------    ----------
    Total assets...........  $4,509,458     $773,229     $3,462,047     $520,275     $3,923,207    $1,214,557
                             ==========     ========     ==========     ========     ==========    ==========
NET ASSETS
Accumulation units.........  $4,500,022     $772,645     $3,418,407     $519,144     $3,896,750    $1,213,180
Contracts in payout
 (annuitization) period....       9,436          584         43,640        1,131         26,457         1,377
                             ----------     --------     ----------     --------     ----------    ----------
    Total net assets.......  $4,509,458     $773,229     $3,462,047     $520,275     $3,923,207    $1,214,557
                             ==========     ========     ==========     ========     ==========    ==========
FUND SHARE
 INFORMATION
Number of shares...........     120,703       31,859         54,538       94,253         18,851        94,961
                             ==========     ========     ==========     ========     ==========    ==========
Cost of investments........  $2,987,479     $668,266     $2,114,091     $554,826     $2,538,967    $1,204,903
                             ==========     ========     ==========     ========     ==========    ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $    20.26     $  17.39     $    11.07     $  14.37     $    14.18    $    18.21
                             ==========     ========     ==========     ========     ==========    ==========
    Highest................  $    36.72     $  22.02     $    24.15     $  17.04     $    17.00    $    19.37
                             ==========     ========     ==========     ========     ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            --------------------------------------------------------------------------------------
                                              FIDELITY          FIDELITY          FIDELITY          FIDELITY
                              FIDELITY        VARIABLE          VARIABLE          VARIABLE          VARIABLE
                              VARIABLE        INSURANCE         INSURANCE         INSURANCE         INSURANCE
                              INSURANCE     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                            PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                             SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                            ------------- ----------------- ----------------- ----------------- -----------------
                                              VIP ASSET
                                               MANAGER             VIP               VIP           VIP FREEDOM
                                 VIP           GROWTH          CONTRAFUND       EQUITY-INCOME    2010 PORTFOLIO
                              OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                            ------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair value.   $720,894         $12,995         $43,004,199        $617,227         $4,307,586
                              --------         -------         -----------        --------         ----------
    Total assets...........   $720,894         $12,995         $43,004,199        $617,227         $4,307,586
                              ========         =======         ===========        ========         ==========
NET ASSETS
Accumulation units.........   $720,082         $12,995         $42,840,350        $617,227         $4,307,586
Contracts in payout
 (annuitization) period....        812              --             163,849              --                 --
                              --------         -------         -----------        --------         ----------
    Total net assets.......   $720,894         $12,995         $43,004,199        $617,227         $4,307,586
                              ========         =======         ===========        ========         ==========
FUND SHARE
 INFORMATION
Number of shares...........     38,550             686           1,171,777          25,901            347,947
                              ========         =======         ===========        ========         ==========
Cost of investments........   $693,726         $ 7,801         $32,146,572        $551,713         $3,677,853
                              ========         =======         ===========        ========         ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $  10.87         $ 14.54         $     14.40        $  15.70         $    12.38
                              ========         =======         ===========        ========         ==========
    Highest................   $  14.22         $ 17.09         $     28.44        $  20.47         $    14.02
                              ========         =======         ===========        ========         ==========

                            -----------------
                                FIDELITY
                                VARIABLE
                                INSURANCE
                              PRODUCTS FUND
                            (SERVICE CLASS 2)
                               SUB-ACCOUNT
                            -----------------

                               VIP FREEDOM
                             2020 PORTFOLIO
                            (SERVICE CLASS 2)
                            -----------------
ASSETS
Investments, at fair value.    $3,911,900
                               ----------
    Total assets...........    $3,911,900
                               ==========
NET ASSETS
Accumulation units.........    $3,911,900
Contracts in payout
 (annuitization) period....            --
                               ----------
    Total net assets.......    $3,911,900
                               ==========
FUND SHARE
 INFORMATION
Number of shares...........       308,024
                               ==========
Cost of investments........    $3,251,024
                               ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................    $    12.28
                               ==========
    Highest................    $    13.90
                               ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            ------------------------------------------------------------------------------------------
                                FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                              PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                            (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                               SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                            ----------------- ----------------- ----------------- ----------------- -----------------
                                                 VIP FREEDOM                             VIP
                               VIP FREEDOM         INCOME                             GROWTH &             VIP
                             2030 PORTFOLIO       PORTFOLIO        VIP GROWTH          INCOME         GROWTH STOCK
                            (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                            ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair value.    $2,173,153        $1,486,557         $157,524         $6,354,099        $1,550,335
                               ----------        ----------         --------         ----------        ----------
    Total assets...........    $2,173,153        $1,486,557         $157,524         $6,354,099        $1,550,335
                               ==========        ==========         ========         ==========        ==========
NET ASSETS
Accumulation units.........    $2,173,153        $1,486,557         $157,524         $6,354,099        $1,550,335
Contracts in payout
 (annuitization) period....            --                --               --                 --                --
                               ----------        ----------         --------         ----------        ----------
    Total net assets.......    $2,173,153        $1,486,557         $157,524         $6,354,099        $1,550,335
                               ==========        ==========         ========         ==========        ==========
FUND SHARE
 INFORMATION
Number of shares...........       167,811           135,264            2,508            311,018            79,504
                               ==========        ==========         ========         ==========        ==========
Cost of investments........    $1,823,282        $1,394,405         $ 84,387         $4,235,052        $1,280,278
                               ==========        ==========         ========         ==========        ==========
ACCUMULATION
 UNIT VALUE
    Lowest.................    $    12.45        $    11.27         $  13.28         $    16.34        $    16.31
                               ==========        ==========         ========         ==========        ==========
    Highest................    $    14.09        $    12.76         $  19.84         $    18.58        $    18.46
                               ==========        ==========         ========         ==========        ==========

                            -----------------
                                FIDELITY
                                VARIABLE
                                INSURANCE
                              PRODUCTS FUND
                            (SERVICE CLASS 2)
                               SUB-ACCOUNT
                            -----------------

                                   VIP
                               HIGH INCOME
                            (SERVICE CLASS 2)
                            -----------------
ASSETS
Investments, at fair value.    $3,846,223
                               ----------
    Total assets...........    $3,846,223
                               ==========
NET ASSETS
Accumulation units.........    $3,846,223
Contracts in payout
 (annuitization) period....            --
                               ----------
    Total net assets.......    $3,846,223
                               ==========
FUND SHARE
 INFORMATION
Number of shares...........       717,579
                               ==========
Cost of investments........    $4,007,912
                               ==========
ACCUMULATION
 UNIT VALUE
    Lowest.................    $    14.40
                               ==========
    Highest................    $    21.62
                               ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            ------------------------------------------------------------------------------------------
                                FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                              PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                            (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                               SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                            ----------------- ----------------- ----------------- ----------------- -----------------

                                               VIP INVESTMENT                         VIP MONEY
                              VIP INDEX 500      GRADE BOND        VIP MID CAP         MARKET         VIP OVERSEAS
                            (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                            ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair value.    $7,964,744          $1,380          $12,150,613       $8,470,622          $33,873
                               ----------          ------          -----------       ----------          -------
    Total assets...........    $7,964,744          $1,380          $12,150,613       $8,470,622          $33,873
                               ==========          ======          ===========       ==========          =======
NET ASSETS
Accumulation units.........    $7,955,258          $1,380          $11,997,640       $8,454,564          $33,873
Contracts in payout
 (annuitization) period....         9,486              --              152,973           16,058               --
                               ----------          ------          -----------       ----------          -------
    Total net assets.......    $7,964,744          $1,380          $12,150,613       $8,470,622          $33,873
                               ==========          ======          ===========       ==========          =======
FUND SHARE
 INFORMATION
Number of shares...........        38,660             110              329,821        8,470,622            1,826
                               ==========          ======          ===========       ==========          =======
Cost of investments........    $5,928,539          $1,405          $10,292,194       $8,470,622          $32,852
                               ==========          ======          ===========       ==========          =======
ACCUMULATION UNIT
 VALUE
    Lowest.................    $    14.55          $15.23          $     14.51       $     8.92          $ 12.59
                               ==========          ======          ===========       ==========          =======
    Highest................    $    21.59          $15.23          $     22.35       $    10.01          $ 19.03
                               ==========          ======          ===========       ==========          =======

                            --------------
                               FRANKLIN
                              TEMPLETON
                               VARIABLE
                              INSURANCE
                            PRODUCTS TRUST
                             SUB-ACCOUNT
                            --------------
                               FRANKLIN
                               FLEX CAP
                                GROWTH
                                 VIP
                            --------------
ASSETS
Investments, at fair value.   $1,854,897
                              ----------
    Total assets...........   $1,854,897
                              ==========
NET ASSETS
Accumulation units.........   $1,854,897
Contracts in payout
 (annuitization) period....           --
                              ----------
    Total net assets.......   $1,854,897
                              ==========
FUND SHARE
 INFORMATION
Number of shares...........      111,673
                              ==========
Cost of investments........   $1,311,810
                              ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $    15.95
                              ==========
    Highest................   $    18.14
                              ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ---------------------------------------------------------------------------
                                            FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                           TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                            VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                           INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                         PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         -------------- -------------- -------------- -------------- --------------
                                            FRANKLIN                                     FRANKLIN       FRANKLIN
                                           GROWTH AND      FRANKLIN       FRANKLIN      LARGE CAP    MUTUAL GLOBAL
                                             INCOME      HIGH INCOME       INCOME         GROWTH       DISCOVERY
                                              VIP            VIP            VIP            VIP            VIP
                                         -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value..............  $27,037,553     $9,072,775    $115,408,465   $28,432,752    $15,526,779
                                          -----------     ----------    ------------   -----------    -----------
   Total assets.........................  $27,037,553     $9,072,775    $115,408,465   $28,432,752    $15,526,779
                                          ===========     ==========    ============   ===========    ===========
NET ASSETS
Accumulation units......................  $26,993,452     $9,072,775    $114,794,225   $28,348,436    $15,355,969
Contracts in payout (annuitization)
 period.................................       44,101             --         614,240        84,316        170,810
                                          -----------     ----------    ------------   -----------    -----------
   Total net assets.....................  $27,037,553     $9,072,775    $115,408,465   $28,432,752    $15,526,779
                                          ===========     ==========    ============   ===========    ===========
FUND SHARE INFORMATION
Number of shares........................    1,613,219      1,415,410       7,213,029     1,239,440        702,251
                                          ===========     ==========    ============   ===========    ===========
Cost of investments.....................  $21,524,291     $8,956,782    $110,137,254   $19,082,520    $14,717,249
                                          ===========     ==========    ============   ===========    ===========
ACCUMULATION UNIT VALUE
   Lowest...............................  $     19.69     $    15.30    $      15.64   $     14.44    $     14.41
                                          ===========     ==========    ============   ===========    ===========
   Highest..............................  $     23.41     $    17.65    $      18.25   $     16.71    $     20.47
                                          ===========     ==========    ============   ===========    ===========

                                         --------------
                                            FRANKLIN
                                           TEMPLETON
                                            VARIABLE
                                           INSURANCE
                                         PRODUCTS TRUST
                                          SUB-ACCOUNT
                                         --------------

                                            FRANKLIN
                                         MUTUAL SHARES
                                              VIP
                                         --------------
ASSETS
Investments, at fair value..............  $65,115,364
                                          -----------
   Total assets.........................  $65,115,364
                                          ===========
NET ASSETS
Accumulation units......................  $64,773,550
Contracts in payout (annuitization)
 period.................................      341,814
                                          -----------
   Total net assets.....................  $65,115,364
                                          ===========
FUND SHARE INFORMATION
Number of shares........................    2,881,211
                                          ===========
Cost of investments.....................  $49,400,207
                                          ===========
ACCUMULATION UNIT VALUE
   Lowest...............................  $     15.51
                                          ===========
   Highest..............................  $     29.64
                                          ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            -----------------------------------------------------------------------------------------
                               FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                              TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                               VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                              INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                            PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                               FRANKLIN       FRANKLIN    FRANKLIN U.S.    TEMPLETON
                              SMALL CAP    SMALL-MID CAP    GOVERNMENT     DEVELOPING     TEMPLETON      TEMPLETON
                                VALUE          GROWTH       SECURITIES      MARKETS        FOREIGN      GLOBAL BOND
                                 VIP            VIP            VIP            VIP            VIP            VIP
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $26,530,953     $1,067,211    $15,520,729    $10,814,917    $63,482,078     $1,426,255
                             -----------     ----------    -----------    -----------    -----------     ----------
    Total assets...........  $26,530,953     $1,067,211    $15,520,729    $10,814,917    $63,482,078     $1,426,255
                             ===========     ==========    ===========    ===========    ===========     ==========
NET ASSETS
Accumulation units.........  $26,345,761     $1,067,211    $15,435,575    $10,749,154    $63,312,172     $1,297,259
Contracts in payout
 (annuitization) period....      185,192             --         85,154         65,763        169,906        128,996
                             -----------     ----------    -----------    -----------    -----------     ----------
    Total net assets.......  $26,530,953     $1,067,211    $15,520,729    $10,814,917    $63,482,078     $1,426,255
                             ===========     ==========    ===========    ===========    ===========     ==========
FUND SHARE
 INFORMATION
Number of shares...........    1,188,663         45,298      1,219,225      1,175,534      4,218,078         79,280
                             ===========     ==========    ===========    ===========    ===========     ==========
Cost of investments........  $18,782,849     $  814,039    $15,702,101    $11,884,261    $62,050,483     $1,335,096
                             ===========     ==========    ===========    ===========    ===========     ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     18.58     $    12.50    $     11.18    $     19.80    $     12.90     $    22.41
                             ===========     ==========    ===========    ===========    ===========     ==========
    Highest................  $     33.81     $    34.53    $     13.02    $     32.01    $     22.21     $    34.86
                             ===========     ==========    ===========    ===========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ------------------------------------------------------------------------------------
                                            FRANKLIN
                                           TEMPLETON    GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                                            VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                           INSURANCE      INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                                         PRODUCTS TRUST     TRUST         TRUST         TRUST         TRUST         TRUST
                                          SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         -------------- ------------- ------------- ------------- ------------- -------------
                                                                                         VIT
                                           TEMPLETON         VIT           VIT        SMALL CAP        VIT           VIT
                                             GROWTH       LARGE CAP      MID CAP       EQUITY       STRATEGIC    U.S. EQUITY
                                              VIP           VALUE         VALUE       INSIGHTS       GROWTH       INSIGHTS
                                         -------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair value..............    $955,811     $3,281,631    $2,946,718    $5,940,117      $23,726     $4,935,089
                                            --------     ----------    ----------    ----------      -------     ----------
   Total assets.........................    $955,811     $3,281,631    $2,946,718    $5,940,117      $23,726     $4,935,089
                                            ========     ==========    ==========    ==========      =======     ==========
NET ASSETS
Accumulation units......................    $917,159     $3,281,631    $2,946,718    $5,940,117      $23,726     $4,923,056
Contracts in payout (annuitization)
 period.................................      38,652             --            --            --           --         12,033
                                            --------     ----------    ----------    ----------      -------     ----------
   Total net assets.....................    $955,811     $3,281,631    $2,946,718    $5,940,117      $23,726     $4,935,089
                                            ========     ==========    ==========    ==========      =======     ==========
FUND SHARE INFORMATION
Number of shares........................      65,422        288,115       169,060       434,537        1,468        272,356
                                            ========     ==========    ==========    ==========      =======     ==========
Cost of investments.....................    $812,782     $3,232,689    $2,662,686    $5,641,824      $18,361     $3,379,350
                                            ========     ==========    ==========    ==========      =======     ==========
ACCUMULATION UNIT VALUE
   Lowest...............................    $  14.98     $    14.74    $    18.76    $    15.06      $ 12.52     $    13.89
                                            ========     ==========    ==========    ==========      =======     ==========
   Highest..............................    $  22.52     $    18.50    $    44.54    $    28.70      $ 19.51     $    20.34
                                            ========     ==========    ==========    ==========      =======     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -----------------------------------------------------------------------------
                                           INVESCO      INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                                          INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                           SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------ ------------ ------------ ------------ ------------ ------------
                                         INVESCO V.I. INVESCO V.I.              INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                           AMERICAN     AMERICAN   INVESCO V.I.     CORE     DIVERSIFIED  DIVERSIFIED
                                          FRANCHISE      VALUE       COMSTOCK      EQUITY      DIVIDEND      INCOME
                                         ------------ ------------ ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value.............. $86,128,509  $45,105,961  $29,816,094  $84,650,483  $152,078,429  $8,063,800
                                         -----------  -----------  -----------  -----------  ------------  ----------
   Total assets......................... $86,128,509  $45,105,961  $29,816,094  $84,650,483  $152,078,429  $8,063,800
                                         ===========  ===========  ===========  ===========  ============  ==========
NET ASSETS
Accumulation units...................... $85,118,364  $44,808,093  $29,689,411  $82,869,436  $150,017,811  $7,935,589
Contracts in payout (annuitization)
 period.................................   1,010,145      297,868      126,683    1,781,047     2,060,618     128,211
                                         -----------  -----------  -----------  -----------  ------------  ----------
   Total net assets..................... $86,128,509  $45,105,961  $29,816,094  $84,650,483  $152,078,429  $8,063,800
                                         ===========  ===========  ===========  ===========  ============  ==========
FUND SHARE INFORMATION
Number of shares........................   1,569,397    2,264,355    1,556,164    2,064,142     6,552,280   1,261,941
                                         ===========  ===========  ===========  ===========  ============  ==========
Cost of investments..................... $57,569,162  $32,580,751  $18,995,535  $51,802,476  $ 83,235,723  $9,147,335
                                         ===========  ===========  ===========  ===========  ============  ==========
ACCUMULATION UNIT VALUE
   Lowest............................... $      7.91  $     20.96  $     18.60  $     11.73  $      15.68  $    12.64
                                         ===========  ===========  ===========  ===========  ============  ==========
   Highest.............................. $     23.92  $     35.10  $     25.70  $     30.42  $      61.67  $    16.53
                                         ===========  ===========  ===========  ===========  ============  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ------------------------------------------------------------------------------
                                           INVESCO      INVESCO      INVESCO      INVESCO       INVESCO      INVESCO
                                          INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT
                                           SERVICES     SERVICES     SERVICES     SERVICES     SERVICES      SERVICES
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------ ------------ ------------ ------------ ------------- ------------
                                         INVESCO V.I. INVESCO V.I. INVESCO V.I.              INVESCO V.I.  INVESCO V.I.
                                          EQUITY AND  GLOBAL CORE   GOVERNMENT  INVESCO V.I. INTERNATIONAL   MANAGED
                                            INCOME       EQUITY     SECURITIES   HIGH YIELD     GROWTH      VOLATILITY
                                         ------------ ------------ ------------ ------------ ------------- ------------
ASSETS
Investments, at fair value.............. $27,029,261  $32,900,338   $8,618,534  $14,530,058   $20,588,811   $6,545,885
                                         -----------  -----------   ----------  -----------   -----------   ----------
   Total assets......................... $27,029,261  $32,900,338   $8,618,534  $14,530,058   $20,588,811   $6,545,885
                                         ===========  ===========   ==========  ===========   ===========   ==========
NET ASSETS
Accumulation units...................... $26,835,107  $32,572,439   $8,357,249  $14,353,954   $20,186,265   $6,336,388
Contracts in payout (annuitization)
 period.................................     194,154      327,899      261,285      176,104       402,546      209,497
                                         -----------  -----------   ----------  -----------   -----------   ----------
   Total net assets..................... $27,029,261  $32,900,338   $8,618,534  $14,530,058   $20,588,811   $6,545,885
                                         ===========  ===========   ==========  ===========   ===========   ==========
FUND SHARE INFORMATION
Number of shares........................   1,427,853    3,680,127      734,117    2,627,497       590,445      344,158
                                         ===========  ===========   ==========  ===========   ===========   ==========
Cost of investments..................... $21,926,519  $30,498,285   $8,903,281  $15,094,579   $13,298,935   $5,539,591
                                         ===========  ===========   ==========  ===========   ===========   ==========
ACCUMULATION UNIT VALUE
   Lowest............................... $     10.76  $     11.65   $    12.87  $      7.16   $     13.84   $    24.25
                                         ===========  ===========   ==========  ===========   ===========   ==========
   Highest.............................. $     28.40  $     27.39   $    17.81  $     28.47   $     27.20   $    25.86
                                         ===========  ===========   ==========  ===========   ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ------------------------------------------------------------------------------
                                           INVESCO      INVESCO      INVESCO      INVESCO      INVESCO       INVESCO
                                          INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                           SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------ ------------ ------------ ------------ ------------ -------------
                                         INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.              INVESCO V.I.
                                           MID CAP      MID CAP       MONEY       S&P 500    INVESCO V.I.     VALUE
                                         CORE EQUITY     GROWTH       MARKET       INDEX      TECHNOLOGY  OPPORTUNITIES
                                         ------------ ------------ ------------ ------------ ------------ -------------
ASSETS
Investments, at fair value.............. $10,886,538   $8,106,731   $5,841,749  $34,155,893   $2,964,696   $7,598,802
                                         -----------   ----------   ----------  -----------   ----------   ----------
   Total assets......................... $10,886,538   $8,106,731   $5,841,749  $34,155,893   $2,964,696   $7,598,802
                                         ===========   ==========   ==========  ===========   ==========   ==========
NET ASSETS
Accumulation units...................... $10,815,627   $8,027,592   $5,721,304  $33,772,175   $2,927,286   $7,477,879
Contracts in payout (annuitization)
 period.................................      70,911       79,139      120,445      383,718       37,410      120,923
                                         -----------   ----------   ----------  -----------   ----------   ----------
   Total net assets..................... $10,886,538   $8,106,731   $5,841,749  $34,155,893   $2,964,696   $7,598,802
                                         ===========   ==========   ==========  ===========   ==========   ==========
FUND SHARE INFORMATION
Number of shares........................     774,291    1,402,549    5,841,749    1,844,271      150,111      772,236
                                         ===========   ==========   ==========  ===========   ==========   ==========
Cost of investments..................... $ 9,406,367   $5,674,847   $5,841,749  $20,725,706   $2,078,211   $6,268,484
                                         ===========   ==========   ==========  ===========   ==========   ==========
ACCUMULATION UNIT VALUE
   Lowest............................... $     16.83   $    17.46   $     9.82  $     13.99   $    17.67   $    14.08
                                         ===========   ==========   ==========  ===========   ==========   ==========
   Highest.............................. $     24.70   $    25.87   $    11.89  $     19.23   $    18.84   $    17.02
                                         ===========   ==========   ==========  ===========   ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -----------------------------------------------------------------------------
                                           INVESCO      INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                                          INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                           SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                                         (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------ ------------ ------------ ------------ ------------ ------------
                                         INVESCO V.I. INVESCO V.I.              INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                           AMERICAN     AMERICAN   INVESCO V.I.     CORE     DIVERSIFIED  DIVERSIFIED
                                         FRANCHISE II   VALUE II   COMSTOCK II   EQUITY II   DIVIDEND II   INCOME II
                                         ------------ ------------ ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value.............. $23,510,667  $28,614,611  $100,267,181  $1,855,338  $34,455,492    $149,129
                                         -----------  -----------  ------------  ----------  -----------    --------
   Total assets......................... $23,510,667  $28,614,611  $100,267,181  $1,855,338  $34,455,492    $149,129
                                         ===========  ===========  ============  ==========  ===========    ========
NET ASSETS
Accumulation units...................... $23,439,892  $28,544,369  $ 99,982,005  $1,854,281  $34,361,022    $149,129
Contracts in payout (annuitization)
 period.................................      70,775       70,242       285,176       1,057       94,470          --
                                         -----------  -----------  ------------  ----------  -----------    --------
   Total net assets..................... $23,510,667  $28,614,611  $100,267,181  $1,855,338  $34,455,492    $149,129
                                         ===========  ===========  ============  ==========  ===========    ========
FUND SHARE INFORMATION
Number of shares........................     438,386    1,448,841     5,255,093      45,766    1,490,934      23,448
                                         ===========  ===========  ============  ==========  ===========    ========
Cost of investments..................... $11,931,274  $21,243,549  $ 62,649,919  $1,163,914  $20,425,903    $167,667
                                         ===========  ===========  ============  ==========  ===========    ========
ACCUMULATION UNIT VALUE
   Lowest............................... $     12.10  $     21.45  $      16.62  $    14.37  $     14.42    $  11.94
                                         ===========  ===========  ============  ==========  ===========    ========
   Highest.............................. $     22.87  $     33.45  $      24.72  $    19.43  $     21.08    $  13.77
                                         ===========  ===========  ============  ==========  ===========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         --------------------------------------------------------------------------------
                                           INVESCO      INVESCO       INVESCO      INVESCO       INVESCO       INVESCO
                                          INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT   INVESTMENT    INVESTMENT
                                           SERVICES     SERVICES     SERVICES      SERVICES     SERVICES      SERVICES
                                         (SERIES II)  (SERIES II)   (SERIES II)  (SERIES II)   (SERIES II)   (SERIES II)
                                         SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------ ------------ ------------- ------------ ------------- -------------
                                         INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I.               INVESCO V.I.
                                          EQUITY AND  GLOBAL CORE   GOVERNMENT    GROWTH AND  INVESCO V.I.  INTERNATIONAL
                                          INCOME II    EQUITY II   SECURITIES II  INCOME II   HIGH YIELD II   GROWTH II
                                         ------------ ------------ ------------- ------------ ------------- -------------
ASSETS
Investments, at fair value.............. $33,898,061  $15,473,822    $290,784    $51,532,204   $9,227,942    $2,353,957
                                         -----------  -----------    --------    -----------   ----------    ----------
   Total assets......................... $33,898,061  $15,473,822    $290,784    $51,532,204   $9,227,942    $2,353,957
                                         ===========  ===========    ========    ===========   ==========    ==========
NET ASSETS
Accumulation units...................... $33,601,075  $15,427,041    $290,784    $51,391,937   $9,218,651    $2,353,957
Contracts in payout (annuitization)
 period.................................     296,986       46,781          --        140,267        9,291            --
                                         -----------  -----------    --------    -----------   ----------    ----------
   Total net assets..................... $33,898,061  $15,473,822    $290,784    $51,532,204   $9,227,942    $2,353,957
                                         ===========  ===========    ========    ===========   ==========    ==========
FUND SHARE INFORMATION
Number of shares........................   1,797,352    1,732,791      24,981      2,053,894    1,677,808        68,389
                                         ===========  ===========    ========    ===========   ==========    ==========
Cost of investments..................... $25,720,227  $14,174,985    $304,590    $38,707,781   $9,680,681    $1,998,444
                                         ===========  ===========    ========    ===========   ==========    ==========
ACCUMULATION UNIT VALUE
   Lowest............................... $     11.98  $     12.13    $  11.94    $     21.32   $     8.35    $     9.72
                                         ===========  ===========    ========    ===========   ==========    ==========
   Highest.............................. $     22.44  $     16.82    $  13.79    $     26.91   $    21.12    $    22.39
                                         ===========  ===========    ========    ===========   ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -------------------------------------------------------------------------------
                                            INVESCO      INVESCO      INVESCO      INVESCO      INVESCO       INVESCO
                                          INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                           SERVICES      SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                                          (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)   (SERIES II)
                                          SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ------------ ------------ ------------ ------------ -------------
                                         INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                            MANAGED    MID CAP CORE   MID CAP       MONEY       S&P 500    INVESCO V.I.
                                         VOLATILITY II  EQUITY II    GROWTH II    MARKET II     INDEX II   TECHNOLOGY II
                                         ------------- ------------ ------------ ------------ ------------ -------------
ASSETS
Investments, at fair value..............   $158,709     $1,751,215   $9,306,840    $691,242   $55,400,558     $11,529
                                           --------     ----------   ----------    --------   -----------     -------
   Total assets.........................   $158,709     $1,751,215   $9,306,840    $691,242   $55,400,558     $11,529
                                           ========     ==========   ==========    ========   ===========     =======
NET ASSETS
Accumulation units......................   $158,709     $1,738,716   $9,256,282    $673,474   $55,156,227     $11,529
Contracts in payout (annuitization)
 period.................................         --         12,499       50,558      17,768       244,331          --
                                           --------     ----------   ----------    --------   -----------     -------
   Total net assets.....................   $158,709     $1,751,215   $9,306,840    $691,242   $55,400,558     $11,529
                                           ========     ==========   ==========    ========   ===========     =======
FUND SHARE INFORMATION
Number of shares........................      8,406        126,533    1,621,401     691,242     3,007,631         603
                                           ========     ==========   ==========    ========   ===========     =======
Cost of investments.....................   $140,220     $1,553,223   $6,802,822    $691,242   $33,056,894     $ 8,491
                                           ========     ==========   ==========    ========   ===========     =======
ACCUMULATION UNIT VALUE
   Lowest...............................   $  21.91     $    15.66   $    16.99    $   8.42   $     12.83     $ 15.94
                                           ========     ==========   ==========    ========   ===========     =======
   Highest..............................   $  24.65     $    20.52   $    27.66    $   9.73   $     23.11     $ 17.93
                                           ========     ==========   ==========    ========   ===========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            ------------------------------------------------------------------------------------
                                INVESCO                                  LEGG MASON
                               INVESTMENT                    LAZARD       PARTNERS
                                SERVICES        JANUS      RETIREMENT     VARIABLE     LORD ABBETT   LORD ABBETT
                              (SERIES II)    ASPEN SERIES SERIES, INC.  EQUITY TRUST   SERIES FUND   SERIES FUND
                              SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                            ---------------- ------------ ------------ -------------- -------------- -----------
                                                                        CLEARBRIDGE
                                INVESCO                     EMERGING   VARIABLE LARGE
                               V.I. VALUE       FORTY       MARKETS      CAP VALUE                   FUNDAMENTAL
                            OPPORTUNITIES II  PORTFOLIO      EQUITY     PORTFOLIO I   BOND-DEBENTURE   EQUITY
                            ---------------- ------------ ------------ -------------- -------------- -----------
ASSETS
Investments, at fair value.    $4,877,779      $10,659       $  489        $2,351      $19,339,724   $5,294,113
                               ----------      -------       ------        ------      -----------   ----------
    Total assets...........    $4,877,779      $10,659       $  489        $2,351      $19,339,724   $5,294,113
                               ==========      =======       ======        ======      ===========   ==========
NET ASSETS
Accumulation units.........    $4,876,900      $10,659       $  489        $2,351      $19,189,839   $5,269,371
Contracts in payout
 (annuitization) period....           879           --           --            --          149,885       24,742
                               ----------      -------       ------        ------      -----------   ----------
    Total net assets.......    $4,877,779      $10,659       $  489        $2,351      $19,339,724   $5,294,113
                               ==========      =======       ======        ======      ===========   ==========
FUND SHARE
 INFORMATION
Number of shares...........       498,241          265           25           121        1,626,554      284,477
                               ==========      =======       ======        ======      ===========   ==========
Cost of investments........    $3,897,555      $ 7,089       $  410        $2,079      $19,259,259   $4,730,671
                               ==========      =======       ======        ======      ===========   ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................    $    12.40      $ 23.85       $48.02        $19.52      $     15.26   $    17.81
                               ==========      =======       ======        ======      ===========   ==========
    Highest................    $    18.35      $ 23.85       $48.02        $19.52      $     17.67   $    20.62
                               ==========      =======       ======        ======      ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            -------------------------------------------------------------------------------
                                                                  MFS VARIABLE MFS VARIABLE  MFS VARIABLE
                            LORD ABBETT  LORD ABBETT  LORD ABBETT  INSURANCE    INSURANCE      INSURANCE
                            SERIES FUND  SERIES FUND  SERIES FUND    TRUST        TRUST          TRUST
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                            ----------- ------------- ----------- ------------ ------------ ---------------
                            GROWTH AND     GROWTH       MID-CAP                    MFS            MFS
                              INCOME    OPPORTUNITIES    STOCK     MFS GROWTH   HIGH YIELD  INVESTORS TRUST
                            ----------- ------------- ----------- ------------ ------------ ---------------
ASSETS
Investments, at fair value. $13,443,253  $8,334,462   $15,550,203   $789,404     $673,606     $1,154,988
                            -----------  ----------   -----------   --------     --------     ----------
    Total assets........... $13,443,253  $8,334,462   $15,550,203   $789,404     $673,606     $1,154,988
                            ===========  ==========   ===========   ========     ========     ==========
NET ASSETS
Accumulation units......... $13,373,255  $8,326,594   $15,413,114   $751,746     $673,606     $1,146,970
Contracts in payout
 (annuitization) period....      69,998       7,868       137,089     37,658           --          8,018
                            -----------  ----------   -----------   --------     --------     ----------
    Total net assets....... $13,443,253  $8,334,462   $15,550,203   $789,404     $673,606     $1,154,988
                            ===========  ==========   ===========   ========     ========     ==========
FUND SHARE
 INFORMATION
Number of shares...........     378,257     645,582       597,625     19,859      110,246         37,981
                            ===========  ==========   ===========   ========     ========     ==========
Cost of investments........ $10,255,375  $9,060,943   $11,323,579   $521,393     $683,119     $  721,953
                            ===========  ==========   ===========   ========     ========     ==========
ACCUMULATION UNIT
 VALUE
    Lowest................. $     14.16  $    19.10   $     15.88   $  10.29     $  17.83     $    14.90
                            ===========  ==========   ===========   ========     ========     ==========
    Highest................ $     16.39  $    22.11   $     18.39   $  26.74     $  18.97     $    18.68
                            ===========  ==========   ===========   ========     ========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            ------------------------------------------------------------------------------------
                                                                                  MFS VARIABLE    MFS VARIABLE
                            MFS VARIABLE MFS VARIABLE MFS VARIABLE MFS VARIABLE     INSURANCE       INSURANCE
                             INSURANCE    INSURANCE    INSURANCE     INSURANCE        TRUST           TRUST
                               TRUST        TRUST        TRUST         TRUST     (SERVICE CLASS) (SERVICE CLASS)
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                            ------------ ------------ ------------ ------------- --------------- ---------------
                                                                                                  MFS INVESTORS
                              MFS NEW                 MFS RESEARCH                 MFS GROWTH         TRUST
                             DISCOVERY   MFS RESEARCH     BOND     MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS)
                            ------------ ------------ ------------ ------------- --------------- ---------------
ASSETS
Investments, at fair value.  $1,365,556    $609,548     $699,795     $262,011        $82,735        $132,448
                             ----------    --------     --------     --------        -------        --------
    Total assets...........  $1,365,556    $609,548     $699,795     $262,011        $82,735        $132,448
                             ==========    ========     ========     ========        =======        ========
NET ASSETS
Accumulation units.........  $1,365,556    $604,596     $698,432     $262,011        $82,735        $132,448
Contracts in payout
 (annuitization) period....          --       4,952        1,363           --             --              --
                             ----------    --------     --------     --------        -------        --------
    Total net assets.......  $1,365,556    $609,548     $699,795     $262,011        $82,735        $132,448
                             ==========    ========     ========     ========        =======        ========
FUND SHARE
 INFORMATION
Number of shares...........      83,674      20,939       51,837        7,715          2,134           4,396
                             ==========    ========     ========     ========        =======        ========
Cost of investments........  $1,255,365    $405,660     $620,430     $185,578        $55,602        $ 76,467
                             ==========    ========     ========     ========        =======        ========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $    16.51    $  13.01     $  18.73     $  30.56        $ 14.91        $  15.51
                             ==========    ========     ========     ========        =======        ========
    Highest................  $    35.06    $  17.59     $  19.92     $  32.66        $ 24.34        $  21.15
                             ==========    ========     ========     ========        =======        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            --------------------------------------------------------------------------------------------
                             MFS VARIABLE    MFS VARIABLE    MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                               INSURANCE       INSURANCE       INSURANCE       VARIABLE       VARIABLE       VARIABLE
                                 TRUST           TRUST           TRUST        INVESTMENT     INVESTMENT     INVESTMENT
                            (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     SERIES         SERIES         SERIES
                              SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            --------------- --------------- --------------- -------------- -------------- --------------
                                MFS NEW
                               DISCOVERY     MFS RESEARCH    MFS UTILITIES     EUROPEAN                      LIMITED
                            (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     EQUITY      INCOME PLUS      DURATION
                            --------------- --------------- --------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.    $110,774         $41,948       $1,372,884     $31,020,351    $62,077,443     $7,235,626
                               --------         -------       ----------     -----------    -----------     ----------
    Total assets...........    $110,774         $41,948       $1,372,884     $31,020,351    $62,077,443     $7,235,626
                               ========         =======       ==========     ===========    ===========     ==========
NET ASSETS
Accumulation units.........    $110,774         $41,948       $1,372,884     $30,705,448    $61,113,130     $7,203,020
Contracts in payout
 (annuitization) period....          --              --               --         314,903        964,313         32,606
                               --------         -------       ----------     -----------    -----------     ----------
    Total net assets.......    $110,774         $41,948       $1,372,884     $31,020,351    $62,077,443     $7,235,626
                               ========         =======       ==========     ===========    ===========     ==========
FUND SHARE
 INFORMATION
Number of shares...........       7,240           1,455           41,006       1,733,949      5,234,186        966,038
                               ========         =======       ==========     ===========    ===========     ==========
Cost of investments........    $102,577         $21,311       $  930,326     $30,018,556    $56,021,575     $8,583,559
                               ========         =======       ==========     ===========    ===========     ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................    $  16.69         $ 15.49       $    23.84     $     11.14    $     17.68     $     9.39
                               ========         =======       ==========     ===========    ===========     ==========
    Highest................    $  23.83         $ 22.84       $    33.76     $     54.91    $     53.69     $    11.92
                               ========         =======       ==========     ===========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            -------------------------------------------------------------------------------------------------
                                                           MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                            MORGAN STANLEY MORGAN STANLEY     VARIABLE         VARIABLE         VARIABLE         VARIABLE
                               VARIABLE       VARIABLE       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
                              INVESTMENT     INVESTMENT        SERIES           SERIES           SERIES           SERIES
                                SERIES         SERIES     (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                             SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                            -------------- -------------- ---------------- ---------------- ---------------- ----------------
                                                              EUROPEAN                          LIMITED
                                             MULTI CAP         EQUITY        INCOME PLUS        DURATION       MONEY MARKET
                             MONEY MARKET      GROWTH     (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                            -------------- -------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments, at fair value.  $26,369,361    $189,912,619     $8,226,718      $68,046,122      $27,560,078      $30,167,080
                             -----------    ------------     ----------      -----------      -----------      -----------
    Total assets...........  $26,369,361    $189,912,619     $8,226,718      $68,046,122      $27,560,078      $30,167,080
                             ===========    ============     ==========      ===========      ===========      ===========
NET ASSETS
Accumulation units.........  $25,973,076    $188,193,222     $8,142,571      $67,894,644      $27,491,497      $29,792,225
Contracts in payout
 (annuitization) period....      396,285       1,719,397         84,147          151,478           68,581          374,855
                             -----------    ------------     ----------      -----------      -----------      -----------
    Total net assets.......  $26,369,361    $189,912,619     $8,226,718      $68,046,122      $27,560,078      $30,167,080
                             ===========    ============     ==========      ===========      ===========      ===========
FUND SHARE
 INFORMATION
Number of shares...........   26,369,361       3,388,272        461,398        5,756,863        3,689,435       30,167,079
                             ===========    ============     ==========      ===========      ===========      ===========
Cost of investments........  $26,369,361    $120,436,549     $7,956,365      $61,683,514      $33,029,742      $30,167,080
                             ===========    ============     ==========      ===========      ===========      ===========
ACCUMULATION
 UNIT VALUE
    Lowest.................  $      9.30    $      15.85     $    10.24      $     14.44      $      7.97      $      8.50
                             ===========    ============     ==========      ===========      ===========      ===========
    Highest................  $     24.09    $     223.59     $    19.21      $     20.87      $     10.29      $     10.30
                             ===========    ============     ==========      ===========      ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            -------------------------------------------------------------------------------------
                             MORGAN STANLEY   NEUBERGER
                                VARIABLE       BERMAN
                               INVESTMENT     ADVISORS    OPPENHEIMER   OPPENHEIMER    OPPENHEIMER   OPPENHEIMER
                                 SERIES      MANAGEMENT    VARIABLE       VARIABLE      VARIABLE      VARIABLE
                            (CLASS Y SHARES)    TRUST    ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS ACCOUNT FUNDS
                              SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                            ---------------- ----------- ------------- -------------- ------------- -------------
                                                                                                     OPPENHEIMER
                               MULTI CAP         AMT      OPPENHEIMER                                 DISCOVERY
                                 GROWTH       LARGE CAP     CAPITAL     OPPENHEIMER    OPPENHEIMER     MID CAP
                            (CLASS Y SHARES)    VALUE    APPRECIATION  CAPITAL INCOME   CORE BOND      GROWTH
                            ---------------- ----------- ------------- -------------- ------------- -------------
ASSETS
Investments, at fair value.   $53,613,036      $21,352    $3,321,874     $1,479,316     $687,584      $626,766
                              -----------      -------    ----------     ----------     --------      --------
    Total assets...........   $53,613,036      $21,352    $3,321,874     $1,479,316     $687,584      $626,766
                              ===========      =======    ==========     ==========     ========      ========
NET ASSETS
Accumulation units.........   $53,516,073      $21,352    $3,314,715     $1,372,349     $687,584      $626,766
Contracts in payout
 (annuitization) period....        96,963           --         7,159        106,967           --            --
                              -----------      -------    ----------     ----------     --------      --------
    Total net assets.......   $53,613,036      $21,352    $3,321,874     $1,479,316     $687,584      $626,766
                              ===========      =======    ==========     ==========     ========      ========
FUND SHARE
 INFORMATION
Number of shares...........       972,131        1,303        51,208        100,840       86,380         7,952
                              ===========      =======    ==========     ==========     ========      ========
Cost of investments........   $32,978,580      $19,395    $1,986,677     $1,343,348     $821,365      $368,143
                              ===========      =======    ==========     ==========     ========      ========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $     14.48      $ 18.97    $    11.94     $    11.96     $  11.78      $   7.38
                              ===========      =======    ==========     ==========     ========      ========
    Highest................   $     31.39      $ 20.37    $    19.27     $    15.76     $  12.53      $  18.37
                              ===========      =======    ==========     ==========     ========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            --------------------------------------------------------------------------------------------
                                                                                          OPPENHEIMER      OPPENHEIMER
                                                                                           VARIABLE         VARIABLE
                             OPPENHEIMER    OPPENHEIMER     OPPENHEIMER   OPPENHEIMER    ACCOUNT FUNDS    ACCOUNT FUNDS
                              VARIABLE        VARIABLE       VARIABLE      VARIABLE     (SERVICE SHARES  (SERVICE SHARES
                            ACCOUNT FUNDS  ACCOUNT FUNDS   ACCOUNT FUNDS ACCOUNT FUNDS      ("SS"))          ("SS"))
                             SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                            ------------- ---------------- ------------- ------------- ----------------- ---------------
                                            OPPENHEIMER                   OPPENHEIMER     OPPENHEIMER      OPPENHEIMER
                             OPPENHEIMER  GLOBAL STRATEGIC  OPPENHEIMER   MAIN STREET       CAPITAL          CAPITAL
                               GLOBAL          INCOME       MAIN STREET    SMALL CAP   APPRECIATION (SS)   INCOME (SS)
                            ------------- ---------------- ------------- ------------- ----------------- ---------------
ASSETS
Investments, at fair value.  $2,527,619      $1,846,543     $1,625,441    $1,284,373      $24,513,180      $9,238,878
                             ----------      ----------     ----------    ----------      -----------      ----------
    Total assets...........  $2,527,619      $1,846,543     $1,625,441    $1,284,373      $24,513,180      $9,238,878
                             ==========      ==========     ==========    ==========      ===========      ==========
NET ASSETS
Accumulation units.........  $2,522,448      $1,700,355     $1,604,105    $1,282,927      $24,440,249      $9,205,287
Contracts in payout
 (annuitization) period....       5,171         146,188         21,336         1,446           72,931          33,591
                             ----------      ----------     ----------    ----------      -----------      ----------
    Total net assets.......  $2,527,619      $1,846,543     $1,625,441    $1,284,373      $24,513,180      $9,238,878
                             ==========      ==========     ==========    ==========      ===========      ==========
FUND SHARE
 INFORMATION
Number of shares...........      63,990         348,404         48,362        48,357          381,231         637,604
                             ==========      ==========     ==========    ==========      ===========      ==========
Cost of investments........  $1,832,210      $1,766,592     $  997,086    $  808,660      $14,276,926      $9,131,470
                             ==========      ==========     ==========    ==========      ===========      ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $    17.51      $     4.01     $    13.92    $    34.88      $     17.72      $    13.29
                             ==========      ==========     ==========    ==========      ===========      ==========
    Highest................  $    28.90      $    21.17     $    20.99    $    37.10      $     20.94      $    15.80
                             ==========      ==========     ==========    ==========      ===========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            -------------------------------------------------------------------------------------------------
                              OPPENHEIMER     OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER      OPPENHEIMER
                               VARIABLE        VARIABLE        VARIABLE         VARIABLE         VARIABLE        VARIABLE
                             ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS
                            (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES
                                ("SS"))         ("SS"))         ("SS"))         ("SS"))          ("SS"))          ("SS"))
                              SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                            --------------- --------------- --------------- ---------------- ---------------- ---------------
                                              OPPENHEIMER
                                               DISCOVERY                      OPPENHEIMER                       OPPENHEIMER
                              OPPENHEIMER       MID CAP       OPPENHEIMER   GLOBAL STRATEGIC   OPPENHEIMER      MAIN STREET
                            CORE BOND (SS)    GROWTH (SS)     GLOBAL (SS)     INCOME (SS)    MAIN STREET (SS) SMALL CAP (SS)
                            --------------- --------------- --------------- ---------------- ---------------- ---------------
ASSETS
Investments, at fair value.   $21,908,497     $7,200,214      $10,927,830     $52,817,250      $40,001,352      $17,925,680
                              -----------     ----------      -----------     -----------      -----------      -----------
    Total assets...........   $21,908,497     $7,200,214      $10,927,830     $52,817,250      $40,001,352      $17,925,680
                              ===========     ==========      ===========     ===========      ===========      ===========
NET ASSETS
Accumulation units.........   $21,887,744     $7,183,116      $10,794,517     $52,435,168      $39,847,178      $17,797,521
Contracts in payout
 (annuitization) period....        20,753         17,098          133,313         382,082          154,174          128,159
                              -----------     ----------      -----------     -----------      -----------      -----------
    Total net assets.......   $21,908,497     $7,200,214      $10,927,830     $52,817,250      $40,001,352      $17,925,680
                              ===========     ==========      ===========     ===========      ===========      ===========
FUND SHARE
 INFORMATION
Number of shares...........     2,787,341         94,479          279,413       9,744,880        1,200,161          682,623
                              ===========     ==========      ===========     ===========      ===========      ===========
Cost of investments........   $24,021,231     $4,132,438      $ 8,130,390     $51,787,839      $24,384,792      $11,610,354
                              ===========     ==========      ===========     ===========      ===========      ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $      8.03     $    18.95      $     24.31     $     15.71      $     19.62      $     29.95
                              ===========     ==========      ===========     ===========      ===========      ===========
    Highest................   $      9.30     $    22.54      $     28.92     $     18.68      $     23.33      $     35.61
                              ===========     ==========      ===========     ===========      ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            ----------------------------------------------------------------------------------------------
                                  PIMCO           PIMCO       PIMCO          PIMCO            PIMCO            PIMCO
                                 VARIABLE       VARIABLE     VARIABLE       VARIABLE         VARIABLE         VARIABLE
                                INSURANCE       INSURANCE   INSURANCE      INSURANCE        INSURANCE        INSURANCE
                                  TRUST           TRUST       TRUST          TRUST            TRUST            TRUST
                               SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                            ------------------ ----------- ------------ ---------------- ---------------- ----------------
                                                                           PIMCO VIT
                                                                           COMMODITY        PIMCO VIT
                                                                          REAL RETURN        EMERGING        PIMCO VIT
                               FOREIGN BOND       MONEY     PIMCO VIT       STRATEGY       MARKETS BOND     REAL RETURN
                            (US DOLLAR-HEDGED)   MARKET    TOTAL RETURN (ADVISOR SHARES) (ADVISOR SHARES) (ADVISOR SHARES)
                            ------------------ ----------- ------------ ---------------- ---------------- ----------------
ASSETS
Investments, at fair value.       $1,455         $18,877      $1,624       $1,606,159       $  968,959       $2,818,303
                                  ------         -------      ------       ----------       ----------       ----------
    Total assets...........       $1,455         $18,877      $1,624       $1,606,159       $  968,959       $2,818,303
                                  ======         =======      ======       ==========       ==========       ==========
NET ASSETS
Accumulation units.........       $1,455         $18,877      $1,624       $1,606,159       $  968,959       $2,818,303
Contracts in payout
 (annuitization) period....           --              --          --               --               --               --
                                  ------         -------      ------       ----------       ----------       ----------
    Total net assets.......       $1,455         $18,877      $1,624       $1,606,159       $  968,959       $2,818,303
                                  ======         =======      ======       ==========       ==========       ==========
FUND SHARE
 INFORMATION
Number of shares...........          133          18,877         145          327,120           76,356          220,008
                                  ======         =======      ======       ==========       ==========       ==========
Cost of investments........       $1,367         $18,877      $1,558       $2,923,310       $1,048,368       $2,871,321
                                  ======         =======      ======       ==========       ==========       ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................       $17.42         $  9.81      $17.10       $     6.27       $    13.41       $    12.10
                                  ======         =======      ======       ==========       ==========       ==========
    Highest................       $17.42         $  9.81      $17.10       $     7.04       $    15.04       $    13.58
                                  ======         =======      ======       ==========       ==========       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            -----------------------------------------------------------------------------------
                                 PIMCO
                                VARIABLE
                               INSURANCE      PROFUNDS    PROFUNDS    PROFUNDS        PROFUNDS       PROFUNDS
                                 TRUST           VP          VP          VP              VP             VP
                              SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                            ---------------- ----------- ----------- ----------- ------------------ -----------
                                                                       PROFUND
                               PIMCO VIT       PROFUND     PROFUND       VP           PROFUND         PROFUND
                              TOTAL RETURN       VP          VP       LARGE-CAP          VP             VP
                            (ADVISOR SHARES) FINANCIALS  HEALTH CARE    VALUE    TELECOMMUNICATIONS  UTILITIES
                            ---------------- ----------- ----------- ----------- ------------------ -----------
ASSETS
Investments, at fair value.   $13,234,467      $1,770      $1,937     $315,671         $1,580         $13,122
                              -----------      ------      ------     --------         ------         -------
    Total assets...........   $13,234,467      $1,770      $1,937     $315,671         $1,580         $13,122
                              ===========      ======      ======     ========         ======         =======
NET ASSETS
Accumulation units.........   $13,234,467      $1,770      $1,937     $315,671         $1,580         $13,122
Contracts in payout
 (annuitization) period....            --          --          --           --             --              --
                              -----------      ------      ------     --------         ------         -------
    Total net assets.......   $13,234,467      $1,770      $1,937     $315,671         $1,580         $13,122
                              ===========      ======      ======     ========         ======         =======
FUND SHARE
 INFORMATION
Number of shares...........     1,181,649          56          30        8,182            185             302
                              ===========      ======      ======     ========         ======         =======
Cost of investments........   $12,829,804      $1,080      $  900     $311,477         $1,401         $ 7,950
                              ===========      ======      ======     ========         ======         =======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $     13.44      $ 9.15      $19.45     $  11.74         $10.25         $ 12.06
                              ===========      ======      ======     ========         ======         =======
    Highest................   $     15.08      $20.19      $25.91     $  20.66         $15.04         $ 19.21
                              ===========      ======      ======     ========         ======         =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            -----------------------------------------------------------------------------------------
                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                             VT AMERICAN         VT             VT             VT         VT GEORGE          VT
                              GOVERNMENT      CAPITAL      DIVERSIFIED       EQUITY         PUTNAM      GLOBAL ASSET
                                INCOME     OPPORTUNITIES      INCOME         INCOME        BALANCED      ALLOCATION
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $18,156,939     $4,141,819    $24,137,762    $72,657,734    $53,213,280    $23,322,581
                             -----------     ----------    -----------    -----------    -----------    -----------
    Total assets...........  $18,156,939     $4,141,819    $24,137,762    $72,657,734    $53,213,280    $23,322,581
                             ===========     ==========    ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.........  $17,853,613     $4,141,819    $24,033,818    $72,349,824    $52,969,963    $23,262,341
Contracts in payout
 (annuitization) period....      303,326             --        103,944        307,910        243,317         60,240
                             -----------     ----------    -----------    -----------    -----------    -----------
    Total net assets.......  $18,156,939     $4,141,819    $24,137,762    $72,657,734    $53,213,280    $23,322,581
                             ===========     ==========    ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    1,817,511        200,572      3,443,333      3,217,792      5,279,095      1,205,301
                             ===========     ==========    ===========    ===========    ===========    ===========
Cost of investments........  $20,433,388     $3,221,573    $26,866,010    $35,958,895    $50,640,874    $18,045,112
                             ===========     ==========    ===========    ===========    ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $      9.41     $    21.43    $     13.98    $     13.79    $     13.36    $     14.57
                             ===========     ==========    ===========    ===========    ===========    ===========
    Highest................  $     19.71     $    30.35    $     20.92    $     28.69    $     16.77    $     22.61
                             ===========     ==========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            -----------------------------------------------------------------------------------------
                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                                                                               VT
                              VT GLOBAL      VT GLOBAL      VT GLOBAL      GROWTH AND     VT GROWTH          VT
                                EQUITY      HEALTH CARE     UTILITIES        INCOME     OPPORTUNITIES    HIGH YIELD
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $16,093,292    $30,932,208    $10,759,071    $145,169,651   $10,236,812    $33,288,611
                             -----------    -----------    -----------    ------------   -----------    -----------
    Total assets...........  $16,093,292    $30,932,208    $10,759,071    $145,169,651   $10,236,812    $33,288,611
                             ===========    ===========    ===========    ============   ===========    ===========
NET ASSETS
Accumulation units.........  $16,039,568    $30,904,718    $10,722,976    $144,663,900   $10,217,273    $33,194,389
Contracts in payout
 (annuitization) period....       53,724         27,490         36,095         505,751        19,539         94,222
                             -----------    -----------    -----------    ------------   -----------    -----------
    Total net assets.......  $16,093,292    $30,932,208    $10,759,071    $145,169,651   $10,236,812    $33,288,611
                             ===========    ===========    ===========    ============   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    1,025,050      1,533,575        782,478       5,557,797     1,104,295      4,931,646
                             ===========    ===========    ===========    ============   ===========    ===========
Cost of investments........  $14,993,814    $18,931,994    $10,811,762    $116,757,379   $ 6,890,950    $33,594,058
                             ===========    ===========    ===========    ============   ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $      7.36    $     19.59    $     12.06    $      14.45   $      6.98    $     15.37
                             ===========    ===========    ===========    ============   ===========    ===========
    Highest................  $     17.17    $     28.72    $     24.29    $      23.30   $     21.55    $     24.68
                             ===========    ===========    ===========    ============   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            -----------------------------------------------------------------------------------------
                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                                                 VT             VT             VT                            VT
                                  VT       INTERNATIONAL  INTERNATIONAL  INTERNATIONAL        VT           MONEY
                                INCOME         EQUITY         GROWTH         VALUE        INVESTORS        MARKET
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $72,738,321    $74,215,083    $11,716,271    $12,893,901    $55,192,272    $55,404,531
                             -----------    -----------    -----------    -----------    -----------    -----------
    Total assets...........  $72,738,321    $74,215,083    $11,716,271    $12,893,901    $55,192,272    $55,404,531
                             ===========    ===========    ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.........  $72,247,407    $73,967,060    $11,677,897    $12,853,786    $54,936,919    $55,166,587
Contracts in payout
 (annuitization) period....      490,914        248,023         38,374         40,115        255,353        237,944
                             -----------    -----------    -----------    -----------    -----------    -----------
    Total net assets.......  $72,738,321    $74,215,083    $11,716,271    $12,893,901    $55,192,272    $55,404,531
                             ===========    ===========    ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    6,112,464      5,622,355        624,202      1,305,051      3,190,305     55,404,531
                             ===========    ===========    ===========    ===========    ===========    ===========
Cost of investments........  $72,510,474    $81,553,793    $ 9,351,167    $16,208,744    $36,100,986    $55,404,531
                             ===========    ===========    ===========    ===========    ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     13.92    $      9.19    $      6.73    $     11.04    $      9.63    $      8.39
                             ===========    ===========    ===========    ===========    ===========    ===========
    Highest................  $     20.88    $     19.57    $     14.75    $     16.91    $     24.32    $     11.58
                             ===========    ===========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            ----------------------------------------------------------------------------------------
                                                                                                       THE UNIVERSAL
                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM     INSTITUTIONAL
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST  FUNDS, INC.
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- -------------
                                                                                                        VAN KAMPEN
                                  VT             VT                                                      UIF CORE
                              MULTI-CAP      MULTI-CAP                    VT SMALL CAP                  PLUS FIXED
                                GROWTH         VALUE       VT RESEARCH       VALUE        VT VOYAGER      INCOME
                            -------------- -------------- -------------- -------------- -------------- -------------
ASSETS
Investments, at fair value.  $80,850,334     $7,328,183    $25,531,564    $39,246,392    $109,080,741    $771,839
                             -----------     ----------    -----------    -----------    ------------    --------
    Total assets...........  $80,850,334     $7,328,183    $25,531,564    $39,246,392    $109,080,741    $771,839
                             ===========     ==========    ===========    ===========    ============    ========
NET ASSETS
Accumulation units.........  $80,742,112     $7,328,183    $25,446,492    $39,215,524    $108,676,751    $771,839
Contracts in payout
 (annuitization) period....      108,222             --         85,072         30,868         403,990          --
                             -----------     ----------    -----------    -----------    ------------    --------
    Total net assets.......  $80,850,334     $7,328,183    $25,531,564    $39,246,392    $109,080,741    $771,839
                             ===========     ==========    ===========    ===========    ============    ========
FUND SHARE
 INFORMATION
Number of shares...........    2,345,528        336,309      1,232,813      2,374,252       1,981,845      72,270
                             ===========     ==========    ===========    ===========    ============    ========
Cost of investments........  $50,987,029     $4,772,927    $15,034,405    $36,827,654    $ 74,523,903    $760,913
                             ===========     ==========    ===========    ===========    ============    ========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $      7.51     $    21.97    $     11.95    $     18.76    $       9.66    $  13.25
                             ===========     ==========    ===========    ===========    ============    ========
    Highest................  $     27.23     $    30.55    $     24.41    $     38.58    $      24.64    $  17.69
                             ===========     ==========    ===========    ===========    ============    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            --------------------------------------------------------------------------------------
                            THE UNIVERSAL  THE UNIVERSAL  THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                            INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                             FUNDS, INC.    FUNDS, INC.    FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                            -------------- -------------- -------------- ------------- ------------- -------------
                                                            VAN KAMPEN
                                                            UIF GLOBAL
                              VAN KAMPEN     VAN KAMPEN   TACTICAL ASSET                VAN KAMPEN    VAN KAMPEN
                             UIF EMERGING    UIF GLOBAL     ALLOCATION    VAN KAMPEN    UIF MID CAP    UIF U.S.
                            MARKETS EQUITY INFRASTRUCTURE   PORTFOLIO     UIF GROWTH      GROWTH      REAL ESTATE
                            -------------- -------------- -------------- ------------- ------------- -------------
ASSETS
Investments, at fair value.  $18,088,845    $53,195,848    $79,713,006    $25,271,018   $14,236,850   $20,052,260
                             -----------    -----------    -----------    -----------   -----------   -----------
    Total assets...........  $18,088,845    $53,195,848    $79,713,006    $25,271,018   $14,236,850   $20,052,260
                             ===========    ===========    ===========    ===========   ===========   ===========
NET ASSETS
Accumulation units.........  $18,000,395    $53,195,848    $78,571,149    $25,179,047   $14,192,008   $19,976,311
Contracts in payout
 (annuitization) period....       88,450             --      1,141,857         91,971        44,842        75,949
                             -----------    -----------    -----------    -----------   -----------   -----------
    Total net assets.......  $18,088,845    $53,195,848    $79,713,006    $25,271,018   $14,236,850   $20,052,260
                             ===========    ===========    ===========    ===========   ===========   ===========
FUND SHARE
 INFORMATION
Number of shares...........    1,293,909      5,713,840      7,754,183        822,357     1,118,370       996,138
                             ===========    ===========    ===========    ===========   ===========   ===========
Cost of investments........  $17,253,491    $48,962,767    $79,105,264    $14,891,179   $11,804,395   $14,435,904
                             ===========    ===========    ===========    ===========   ===========   ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     16.17    $     16.36    $     11.22    $     13.73   $     23.88   $     28.83
                             ===========    ===========    ===========    ===========   ===========   ===========
    Highest................  $     28.30    $     64.05    $     58.31    $     25.78   $     29.94   $     53.44
                             ===========    ===========    ===========    ===========   ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            --------------------------------------------------------------------------------------
                            THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL  THE UNIVERSAL
                            INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL
                             FUNDS, INC.   FUNDS, INC.    FUNDS, INC.   FUNDS, INC.    FUNDS, INC.    FUNDS, INC.
                             (CLASS II)     (CLASS II)    (CLASS II)     (CLASS II)     (CLASS II)    (CLASS II)
                             SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            ------------- -------------- ------------- -------------- -------------- -------------
                                                                                        VAN KAMPEN
                                                                                        UIF GLOBAL
                             VAN KAMPEN     VAN KAMPEN    VAN KAMPEN     VAN KAMPEN   TACTICAL ASSET
                            UIF EMERGING   UIF EMERGING   UIF GLOBAL     UIF GLOBAL     ALLOCATION    VAN KAMPEN
                            MARKETS DEBT  MARKETS EQUITY   FRANCHISE   INFRASTRUCTURE   PORTFOLIO     UIF GROWTH
                             (CLASS II)     (CLASS II)    (CLASS II)     (CLASS II)     (CLASS II)    (CLASS II)
                            ------------- -------------- ------------- -------------- -------------- -------------
ASSETS
Investments, at fair value.  $ 9,899,293    $6,475,449    $37,168,424   $14,176,184    $27,193,064    $5,760,041
                             -----------    ----------    -----------   -----------    -----------    ----------
    Total assets...........  $ 9,899,293    $6,475,449    $37,168,424   $14,176,184    $27,193,064    $5,760,041
                             ===========    ==========    ===========   ===========    ===========    ==========
NET ASSETS
Accumulation units.........  $ 9,861,916    $6,475,449    $36,892,588   $14,176,184    $27,062,542    $5,740,068
Contracts in payout
 (annuitization) period....       37,377            --        275,836            --        130,522        19,973
                             -----------    ----------    -----------   -----------    -----------    ----------
    Total net assets.......  $ 9,899,293    $6,475,449    $37,168,424   $14,176,184    $27,193,064    $5,760,041
                             ===========    ==========    ===========   ===========    ===========    ==========
FUND SHARE
 INFORMATION
Number of shares...........    1,253,075       464,856      2,317,233     1,529,254      2,655,573       192,194
                             ===========    ==========    ===========   ===========    ===========    ==========
Cost of investments........  $10,360,594    $6,553,333    $35,389,840   $13,072,933    $26,750,036    $3,198,334
                             ===========    ==========    ===========   ===========    ===========    ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     17.57    $    28.42    $     20.66   $     14.71    $     12.25    $    21.04
                             ===========    ==========    ===========   ===========    ===========    ==========
    Highest................  $     25.29    $    33.18    $     29.61   $     31.02    $     17.54    $    28.28
                             ===========    ==========    ===========   ===========    ===========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                            ------------------------------------------
                                            THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                                            INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                             FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                                             (CLASS II)     (CLASS II)    (CLASS II)
                                             SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                            ------------- -------------- -------------
                                             VAN KAMPEN   VAN KAMPEN UIF  VAN KAMPEN
                                             UIF MID CAP  SMALL COMPANY    UIF U.S.
                                               GROWTH         GROWTH      REAL ESTATE
                                             (CLASS II)     (CLASS II)    (CLASS II)
                                            ------------- -------------- -------------
ASSETS
Investments, at fair value.................  $18,322,155    $8,550,216    $35,316,336
                                             -----------    ----------    -----------
    Total assets...........................  $18,322,155    $8,550,216    $35,316,336
                                             ===========    ==========    ===========
NET ASSETS
Accumulation units.........................  $18,301,396    $8,502,182    $35,188,765
Contracts in payout (annuitization) period.       20,759        48,034        127,571
                                             -----------    ----------    -----------
    Total net assets.......................  $18,322,155    $8,550,216    $35,316,336
                                             ===========    ==========    ===========
FUND SHARE INFORMATION
Number of shares...........................    1,459,933       520,403      1,764,053
                                             ===========    ==========    ===========
Cost of investments........................  $15,927,351    $8,076,308    $26,011,001
                                             ===========    ==========    ===========
ACCUMULATION UNIT VALUE
    Lowest.................................  $     15.01    $    26.40    $     28.50
                                             ===========    ==========    ===========
    Highest................................  $     33.84    $    31.19    $     37.99
                                             ===========    ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                   -----------------------------------------------------------------------
                                    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                     SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                      TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                   ----------- ----------- ----------- ----------- ----------- -----------
                                       AST
                                    ACADEMIC                   AST         AST         AST         AST
                                   STRATEGIES      AST      BALANCED    BLACKROCK     BOND        BOND
                                      ASSET     ADVANCED      ASSET      GLOBAL     PORTFOLIO   PORTFOLIO
                                   ALLOCATION  STRATEGIES  ALLOCATION  STRATEGIES     2018        2019
                                   ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................... $       --   $     --    $      --    $    --    $     --     $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................    (95,099)   (40,434)    (130,210)      (412)     (6,666)     (5,563)
    Administrative expense........     (9,334)    (4,019)     (15,012)       (40)       (717)       (478)
                                   ----------   --------    ---------    -------    --------     -------
    Net investment income
     (loss).......................   (104,433)   (44,453)    (145,222)      (452)     (7,383)     (6,041)
                                   ----------   --------    ---------    -------    --------     -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........  1,164,777    251,970      831,329     69,877     152,638       6,076
    Cost of investments
     sold.........................    933,422    179,157      592,827     69,547     139,490       6,582
                                   ----------   --------    ---------    -------    --------     -------
       Realized gains
        (losses) on fund
        shares....................    231,355     72,813      238,502        330      13,148        (506)
Realized gain distributions.......         --         --           --         --          --          --
                                   ----------   --------    ---------    -------    --------     -------
    Net realized gains
     (losses).....................    231,355     72,813      238,502        330      13,148        (506)
Change in unrealized gains
 (losses).........................        181     84,236      395,249        877         156      13,772
                                   ----------   --------    ---------    -------    --------     -------
    Net realized and change in
     unrealized gains (losses)
     on investments...............    231,536    157,049      633,751      1,207      13,304      13,266
                                   ----------   --------    ---------    -------    --------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS....................... $  127,103   $112,596    $ 488,529    $   755    $  5,921     $ 7,225
                                   ==========   ========    =========    =======    ========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                      -----------------------------------------------------------------------
                                       ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                        SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                         TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                      ----------- ----------- ----------- ----------- ----------- -----------
                                                                                          AST
                                          AST         AST         AST         AST       CAPITAL       AST
                                         BOND        BOND        BOND        BOND       GROWTH      COHEN &
                                       PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET      STEERS
                                         2022        2023        2024      2025 (A)   ALLOCATION    REALTY
                                      ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    --    $     --    $     --     $   --    $       --    $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (2,397)    (13,464)     (3,840)      (177)     (104,589)    (1,198)
    Administrative expense...........      (213)     (1,374)       (389)       (20)      (10,966)      (148)
                                        -------    --------    --------     ------    ----------    -------
    Net investment income
     (loss)..........................    (2,610)    (14,838)     (4,229)      (197)     (115,555)    (1,346)
                                        -------    --------    --------     ------    ----------    -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     2,610     771,499     174,102      6,122     1,658,656     10,836
    Cost of investments sold.........     2,522     740,465     167,370      5,986     1,168,100      8,364
                                        -------    --------    --------     ------    ----------    -------
       Realized gains (losses)
        on fund shares...............        88      31,034       6,732        136       490,556      2,472
Realized gain distributions..........        --          --          --         --            --         --
                                        -------    --------    --------     ------    ----------    -------
    Net realized gains (losses)......        88      31,034       6,732        136       490,556      2,472
Change in unrealized gains
 (losses)............................    13,829      89,715      28,602      1,341       (15,648)    23,985
                                        -------    --------    --------     ------    ----------    -------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................    13,917     120,749      35,334      1,477       474,908     26,457
                                        -------    --------    --------     ------    ----------    -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $11,307    $105,911    $ 31,105     $1,280    $  359,353    $25,111
                                        =======    ========    ========     ======    ==========    =======

--------
(a)For the period beginning January 2, 2014 and ended December 31, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      ------------------------------------------------------------------------------------
                                       ADVANCED       ADVANCED        ADVANCED       ADVANCED     ADVANCED     ADVANCED
                                        SERIES         SERIES          SERIES         SERIES       SERIES       SERIES
                                         TRUST         TRUST           TRUST          TRUST         TRUST        TRUST
                                      SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                      ----------- ---------------- -------------- -------------- ----------- -------------
                                                                        AST            AST                        AST
                                        AST FI                        FRANKLIN       FRANKLIN                   GOLDMAN
                                      PYRAMIS(R)       AST FI        TEMPLETON      TEMPLETON        AST         SACHS
                                         ASSET        PYRAMIS      FOUNDING FUNDS FOUNDING FUNDS   GLOBAL    CONCENTRATED
                                      ALLOCATION  QUANTITATIVE (B)   ALLOCATION        PLUS      REAL ESTATE GROWTH (C)(D)
                                      ----------- ---------------- -------------- -------------- ----------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    --       $     --        $     --       $    --        $ --       $     --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (4,572)       (33,842)        (41,972)         (143)        (37)           (59)
    Administrative expense...........      (495)        (3,468)         (5,043)          (11)         (4)            (8)
                                        -------       --------        --------       -------        ----       --------
    Net investment income
     (loss)..........................    (5,067)       (37,310)        (47,015)         (154)        (41)           (67)
                                        -------       --------        --------       -------        ----       --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    13,799        660,826         302,695        68,926         226         54,071
    Cost of investments sold.........    10,261        576,694         238,344        69,292         151         30,668
                                        -------       --------        --------       -------        ----       --------
       Realized gains (losses)
        on fund shares...............     3,538         84,132          64,351          (366)         75         23,403
Realized gain distributions..........        --             --              --            --          --             --
                                        -------       --------        --------       -------        ----       --------
    Net realized gains (losses)......     3,538         84,132          64,351          (366)         75         23,403
Change in unrealized gains
 (losses)............................    14,906        (25,580)         39,960            --         273        (24,209)
                                        -------       --------        --------       -------        ----       --------
    Net realized and change in
     unrealized gains (losses)
     on investments..................    18,444         58,552         104,311          (366)        348           (806)
                                        -------       --------        --------       -------        ----       --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $13,377       $ 21,242        $ 57,296       $  (520)       $307       $   (873)
                                        =======       ========        ========       =======        ====       ========

--------
(b)Previously known as AST First Trust Balanced Target
(c)On February 7, 2014, AST Goldman Sachs Concentrated Growth merged into AST Loomis Sayles Large-Cap Growth
(d)For the period beginning January 1, 2014 and ended February 7, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                              -----------------------------------------------------------------------
                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                  AST         AST                     AST
                                                GOLDMAN     GOLDMAN       AST       GOLDMAN       AST
                                                 SACHS       SACHS      GOLDMAN      SACHS      HERNDON
                                               LARGE-CAP    MID-CAP      SACHS     SMALL-CAP   LARGE-CAP   AST HIGH
                                                 VALUE      GROWTH    MULTI-ASSET    VALUE       VALUE       YIELD
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $   --      $   --     $     --      $ --       $    --     $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............     (120)       (634)      (7,000)      (88)         (296)       (842)
    Administrative expense...................      (16)        (83)        (828)      (11)          (38)       (126)
                                                ------      ------     --------      ----       -------     -------
    Net investment income (loss).............     (136)       (717)      (7,828)      (99)         (334)       (968)
                                                ------      ------     --------      ----       -------     -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    5,081       1,421      159,213       246         8,478      15,249
    Cost of investments sold.................    3,732       1,016      141,092       148         6,776      13,291
                                                ------      ------     --------      ----       -------     -------
       Realized gains (losses) on fund
        shares...............................    1,349         405       18,121        98         1,702       1,958
Realized gain distributions..................       --          --           --        --            --          --
                                                ------      ------     --------      ----       -------     -------
    Net realized gains (losses)..............    1,349         405       18,121        98         1,702       1,958
Change in unrealized gains (losses)..........      (61)      5,780        2,767       435        (1,274)        494
                                                ------      ------     --------      ----       -------     -------
    Net realized and change in unrealized
     gains (losses) on investments...........    1,288       6,185       20,888       533           428       2,452
                                                ------      ------     --------      ----       -------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $1,152      $5,468     $ 13,060      $434       $    94     $ 1,484
                                                ======      ======     ========      ====       =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -------------------------------------------------------------------------------
                                        ADVANCED      ADVANCED     ADVANCED    ADVANCED     ADVANCED      ADVANCED
                                         SERIES        SERIES       SERIES      SERIES       SERIES        SERIES
                                          TRUST         TRUST        TRUST       TRUST        TRUST         TRUST
                                       SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- ------------- ----------- ----------- ------------- -------------
                                                                      AST         AST          AST           AST
                                           AST           AST      INVESTMENT  J.P. MORGAN  J.P. MORGAN   J.P. MORGAN
                                      INTERNATIONAL INTERNATIONAL    GRADE      GLOBAL    INTERNATIONAL   STRATEGIC
                                         GROWTH         VALUE        BOND      THEMATIC      EQUITY     OPPORTUNITIES
                                      ------------- ------------- ----------- ----------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $    --       $    --    $       --    $    --      $    --      $     --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................      (507)...      (699)...    (29,336)   (2,221)..      (745)...    (48,463)..
    Administrative expense...........       (70)...       (94)...     (3,156)     (269)..       (79)...     (5,003)..
                                         -------       -------    ----------    -------      -------      --------
    Net investment income
     (loss)..........................       (577)         (793)      (32,492)    (2,490)        (824)      (53,466)
                                         -------       -------    ----------    -------      -------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      3,724         2,839     1,406,024      7,604          828       382,816
    Cost of investments sold.........      3,245         2,949     1,343,082      5,433          684       303,839
                                         -------       -------    ----------    -------      -------      --------
       Realized gains (losses)
        on fund shares...............        479          (110)       62,942      2,171          144        78,977
Realized gain distributions                   --            --            --         --           --            --
                                         -------       -------    ----------    -------      -------      --------
    Net realized gains
     (losses)........................        479          (110)       62,942      2,171          144        78,977
Change in unrealized gains
 (losses)............................     (3,268)       (4,129)       84,699      8,907       (3,505)       96,477
                                         -------       -------    ----------    -------      -------      --------
    Net realized and change in
     unrealized gains (losses)
     on investments..................     (2,789)       (4,239)      147,641     11,078       (3,361)      175,454
                                         -------       -------    ----------    -------      -------      --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $(3,366)      $(5,032)   $  115,149    $ 8,588      $(4,185)     $121,988
                                         =======       =======    ==========    =======      =======      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -----------------------------------------------------------------------
                                       ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                        SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                         TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                      ----------- ----------- ----------- ----------- ----------- -----------
                                                      AST
                                                    LOOMIS        AST
                                          AST       SAYLES    LORD ABBETT     AST         AST         AST
                                       LARGE-CAP   LARGE-CAP  CORE FIXED  MFS GLOBAL      MFS       MID-CAP
                                         VALUE    GROWTH (C)    INCOME      EQUITY      GROWTH       VALUE
                                      ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    --     $    --     $   --      $   --      $    --     $   --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......       (83)     (2,035)      (613)       (672)        (111)      (553)
    Administrative expense...........       (13)       (251)       (90)       (101)         (17)       (64)
                                        -------     -------     ------      ------      -------     ------
    Net investment income
     (loss)..........................       (96)     (2,286)      (703)       (773)        (128)      (617)
                                        -------     -------     ------      ------      -------     ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     8,160      30,957      3,958       1,671       15,143        830
    Cost of investments sold.........     5,368      25,743      3,478       1,201        8,297        411
                                        -------     -------     ------      ------      -------     ------
       Realized gains (losses)
        on fund shares...............     2,792       5,214        480         470        6,846        419
Realized gain distributions..........        --          --         --          --           --         --
                                        -------     -------     ------      ------      -------     ------
    Net realized gains (losses)......     2,792       5,214        480         470        6,846        419
Change in unrealized gains
 (losses)............................    (1,810)     12,393      3,212       1,949       (5,963)     5,635
                                        -------     -------     ------      ------      -------     ------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................       982      17,607      3,692       2,419          883      6,054
                                        -------     -------     ------      ------      -------     ------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $   886     $15,321     $2,989      $1,646      $   755     $5,437
                                        =======     =======     ======      ======      =======     ======

--------
(c)On February 7, 2014, AST Goldman Sachs Concentrated Growth merged into AST Loomis Sayles Large-Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -------------------------------------------------------------------------
                                       ADVANCED    ADVANCED    ADVANCED     ADVANCED     ADVANCED    ADVANCED
                                        SERIES      SERIES      SERIES       SERIES       SERIES      SERIES
                                         TRUST       TRUST       TRUST        TRUST        TRUST       TRUST
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                      ----------- ----------- ----------- ------------- ----------- -----------
                                                      AST
                                                   NEUBERGER      AST                       AST         AST
                                                   BERMAN /    NEUBERGER       AST      PARAMETRIC     PIMCO
                                          AST         LSV       BERMAN    NEW DISCOVERY  EMERGING     LIMITED
                                         MONEY      MID-CAP     MID-CAP       ASSET       MARKETS    MATURITY
                                        MARKET       VALUE      GROWTH     ALLOCATION     EQUITY       BOND
                                      ----------- ----------- ----------- ------------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $     --     $   --      $   --       $   --        $  --      $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................    (6,696)      (313)       (542)         (70)        (192)      (1,039)
    Administrative expense...........      (641)       (40)        (78)          (7)         (24)        (147)
                                       --------     ------      ------       ------        -----      -------
    Net investment income
     (loss)..........................    (7,337)      (353)       (620)         (77)        (216)      (1,186)
                                       --------     ------      ------       ------        -----      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   849,382      3,099       1,723        1,077          636       12,749
    Cost of investments sold.........   849,382      1,992       1,276        1,031          647       13,515
                                       --------     ------      ------       ------        -----      -------
       Realized gains (losses)
        on fund shares...............        --      1,107         447           46          (11)        (766)
Realized gain distributions..........        --         --          --           --           --           --
                                       --------     ------      ------       ------        -----      -------
    Net realized gains
     (losses)........................        --      1,107         447           46          (11)        (766)
Change in unrealized gains
 (losses)............................        --      2,410       3,626          186         (714)         716
                                       --------     ------      ------       ------        -----      -------
    Net realized and change in
     unrealized gains (losses)
     on investments..................        --      3,517       4,073          232         (725)         (50)
                                       --------     ------      ------       ------        -----      -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ (7,337)    $3,164      $3,453       $  155        $(941)     $(1,236)
                                       ========     ======      ======       ======        =====      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -------------------------------------------------------------------------
                                        ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                         SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                         TRUST        TRUST        TRUST       TRUST       TRUST       TRUST
                                      SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                      ------------ ------------ ----------- ----------- ----------- -----------
                                          AST          AST          AST         AST                     AST
                                         PIMCO     PRESERVATION PRUDENTIAL    QMA US        AST      SCHRODERS
                                      TOTAL RETURN    ASSET       GROWTH      EQUITY     RCM WORLD    GLOBAL
                                          BOND      ALLOCATION  ALLOCATION     ALPHA      TRENDS     TACTICAL
                                      ------------ ------------ ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    --     $       --  $       --    $   --     $     --     $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (1,261)      (123,112)   (136,394)     (531)     (23,031)     (6,346)
    Administrative expense...........      (170)       (12,775)    (14,257)      (77)      (2,305)       (821)
                                        -------     ----------  ----------    ------     --------     -------
    Net investment income
     (loss)..........................    (1,431)      (135,887)   (150,651)     (608)     (25,336)     (7,167)
                                        -------     ----------  ----------    ------     --------     -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    28,171      1,719,448   1,892,234     1,553      160,330      14,161
    Cost of investments sold.........    26,052      1,370,396   1,510,489     1,010      117,528      10,734
                                        -------     ----------  ----------    ------     --------     -------
       Realized gains (losses)
        on fund shares...............     2,119        349,052     381,745       543       42,802       3,427
Realized gain distributions..........        --             --          --        --           --          --
                                        -------     ----------  ----------    ------     --------     -------
    Net realized gains (losses)......     2,119        349,052     381,745       543       42,802       3,427
Change in unrealized gains
 (losses)............................     2,599        131,709     433,091     7,695       32,958      25,817
                                        -------     ----------  ----------    ------     --------     -------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................     4,718        480,761     814,836     8,238       75,760      29,244
                                        -------     ----------  ----------    ------     --------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $ 3,287     $  344,874  $  664,185    $7,630     $ 50,424     $22,077
                                        =======     ==========  ==========    ======     ========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                         -------------------------------------------------------------------------------
                                          ADVANCED    ADVANCED       ADVANCED       ADVANCED    ADVANCED     ADVANCED
                                           SERIES      SERIES         SERIES         SERIES      SERIES       SERIES
                                            TRUST       TRUST          TRUST          TRUST       TRUST        TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                         ----------- ----------- ----------------- ----------- ----------- -------------
                                             AST
                                          SCHRODERS                     AST                                     AST
                                         MULTI-ASSET     AST         SMALL-CAP         AST         AST     T. ROWE PRICE
                                            WORLD     SMALL-CAP       GROWTH        SMALL-CAP   TEMPLETON      ASSET
                                         STRATEGIES    GROWTH    OPPORTUNITIES (E)    VALUE    GLOBAL BOND  ALLOCATION
                                         ----------- ----------- ----------------- ----------- ----------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $     --     $    --        $   --         $   --      $   --     $       --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (9,884)        (28)         (274)          (340)       (644)       (96,299)
    Administrative expense..............    (1,021)         (3)          (39)           (44)        (84)        (9,822)
                                          --------     -------        ------         ------      ------     ----------
    Net investment income (loss)........   (10,905)        (31)         (313)          (384)       (728)      (106,121)
                                          --------     -------        ------         ------      ------     ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................    94,919       3,195         2,125          1,017       6,917      1,162,267
    Cost of investments sold............    71,476       1,351         1,569            581       6,959        863,016
                                          --------     -------        ------         ------      ------     ----------
       Realized gains (losses) on
        fund shares.....................    23,443       1,844           556            436         (42)       299,251
Realized gain distributions.............        --          --            --             --          --             --
                                          --------     -------        ------         ------      ------     ----------
    Net realized gains (losses).........    23,443       1,844           556            436         (42)       299,251
Change in unrealized gains (losses).....    (3,225)     (1,918)          657          1,108         436         75,788
                                          --------     -------        ------         ------      ------     ----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    20,218         (74)        1,213          1,544         394        375,039
                                          --------     -------        ------         ------      ------     ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................  $  9,313     $  (105)       $  900         $1,160      $ (334)    $  268,918
                                          ========     =======        ======         ======      ======     ==========

--------
(e)Previously known as AST Federated Aggressive Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                              ------------------------------------------------------------------------------
                                                                                                                 ALLIANCE
                                                                                                                 BERNSTEIN
                                                ADVANCED      ADVANCED      ADVANCED     ADVANCED    ADVANCED    VARIABLE
                                                 SERIES        SERIES        SERIES       SERIES      SERIES      PRODUCT
                                                  TRUST         TRUST         TRUST        TRUST       TRUST    SERIES FUND
                                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ------------- ------------- ------------- ----------- ----------- -----------
                                                                                            AST
                                                   AST           AST           AST      WELLINGTON      AST
                                              T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE MANAGEMENT    WESTERN    ALLIANCE
                                                 EQUITY       LARGE-CAP      NATURAL      HEDGED    ASSET CORE   BERNSTEIN
                                                 INCOME        GROWTH       RESOURCES     EQUITY     PLUS BOND  VPS GROWTH
                                              ------------- ------------- ------------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends....................................    $    --       $   --        $    --      $    --      $  --    $        --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............     (1,150)        (180)        (1,591)      (2,639)      (109)      (294,323)
    Administrative expense...................       (118)         (26)          (186)        (286)       (19)       (28,223)
                                                 -------       ------        -------      -------      -----    -----------
    Net investment income (loss).............     (1,268)        (206)        (1,777)      (2,925)      (128)      (322,546)
                                                 -------       ------        -------      -------      -----    -----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................      2,661          403         28,144        7,964        655      6,830,228
    Cost of investments sold.................      1,904          238         29,897        6,891        624      3,966,103
                                                 -------       ------        -------      -------      -----    -----------
       Realized gains (losses) on fund
        shares...............................        757          165         (1,753)       1,073         31      2,864,125
Realized gain distributions..................         --           --             --           --         --        352,992
                                                 -------       ------        -------      -------      -----    -----------
    Net realized gains (losses)..............        757          165         (1,753)       1,073         31      3,217,117
Change in unrealized gains (losses)..........      4,886        1,274         (6,150)       9,345        863     (1,032,687)
                                                 -------       ------        -------      -------      -----    -----------
    Net realized and change in
     unrealized gains (losses) on
     investments.............................      5,643        1,439         (7,903)      10,418        894      2,184,430
                                                 -------       ------        -------      -------      -----    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................    $ 4,375       $1,233        $(9,680)     $ 7,493      $ 766    $ 1,861,884
                                                 =======       ======        =======      =======      =====    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      --------------------------------------------------------------------------------------
                                        ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                        BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN       AMERICAN
                                        VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE        CENTURY
                                         PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT        VARIABLE
                                       SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND  PORTFOLIOS, INC.
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------- ------------- ----------------
                                        ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                      BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS   ALLIANCE        AMERICAN
                                        GROWTH &    INTERNATIONAL   LARGE CAP     SMALL/MID   BERNSTEIN VPS     CENTURY
                                         INCOME         VALUE        GROWTH       CAP VALUE       VALUE       VP BALANCED
                                      ------------- ------------- ------------- ------------- ------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................  $   634,380   $   376,462   $       --    $    66,979    $ 15,739         $  183
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (908,647)     (173,780)    (266,956)      (234,652)    (16,046)          (163)
    Administrative expense...........      (67,525)      (22,386)     (21,323)       (29,968)     (1,955)           (11)
                                       -----------   -----------   ----------    -----------    --------         ------
    Net investment income
     (loss)..........................     (341,792)      180,296     (288,279)      (197,641)     (2,262)             9
                                       -----------   -----------   ----------    -----------    --------         ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   15,610,560     2,624,740    6,737,592      6,948,808     249,325          1,033
    Cost of investments sold.........   11,581,605     2,925,053    3,745,509      4,819,453     197,417            908
                                       -----------   -----------   ----------    -----------    --------         ------
       Realized gains (losses)
        on fund shares...............    4,028,955      (300,313)   2,992,083      2,129,355      51,908            125
Realized gain distributions..........           --            --           --      1,652,224          --          1,036
                                       -----------   -----------   ----------    -----------    --------         ------
    Net realized gains
     (losses)........................    4,028,955      (300,313)   2,992,083      3,781,579      51,908          1,161
Change in unrealized gains
 (losses)............................      410,789      (780,696)    (929,176)    (2,571,308)     36,542           (223)
                                       -----------   -----------   ----------    -----------    --------         ------
    Net realized and change in
     unrealized gains (losses)
     on investments..................    4,439,744    (1,081,009)   2,062,907      1,210,271      88,450            938
                                       -----------   -----------   ----------    -----------    --------         ------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 4,097,952   $  (900,713)  $1,774,628    $ 1,012,630    $ 86,188         $  947
                                       ===========   ===========   ==========    ===========    ========         ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                         ----------------------------------------------------------------------------------
                                             AMERICAN       DEUTSCHE     DEUTSCHE     DEUTSCHE     DEUTSCHE     DEUTSCHE
                                         CENTURY VARIABLE   VARIABLE     VARIABLE     VARIABLE     VARIABLE     VARIABLE
                                         PORTFOLIOS, INC. SERIES I (F) SERIES I (F) SERIES I (F) SERIES I (F) SERIES I (F)
                                           SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ---------------- ------------ ------------ ------------ ------------ -------------
                                                                         DEUTSCHE                  DEUTSCHE
                                             AMERICAN       DEUTSCHE     CAPITAL      DEUTSCHE      GLOBAL      DEUTSCHE
                                             CENTURY          BOND        GROWTH    CORE EQUITY   SMALL CAP   INTERNATIONAL
                                         VP INTERNATIONAL  VIP A (G)    VIP A (H)    VIP A (I)    VIP A (J)     VIP A (K)
                                         ---------------- ------------ ------------ ------------ ------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................      $  99         $11,942      $  6,764     $ 6,525     $   9,355     $  4,965
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........        (80)         (1,325)       (4,515)     (2,551)       (4,686)      (1,164)
    Administrative expense..............         (7)           (991)       (3,238)     (1,819)       (3,320)        (814)
                                              -----         -------      --------     -------     ---------     --------
    Net investment income
     (loss).............................         12           9,626          (989)      2,155         1,349        2,987
                                              -----         -------      --------     -------     ---------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................         90          56,512       156,470      91,934       146,706       67,275
    Cost of investments sold............         65          57,751        98,827      67,153       121,623       79,998
                                              -----         -------      --------     -------     ---------     --------
       Realized gains (losses) on
        fund shares.....................         25          (1,239)       57,643      24,781        25,083      (12,723)
Realized gain distributions.............         --              --        61,835          --       121,225           --
                                              -----         -------      --------     -------     ---------     --------
    Net realized gains (losses).........         25          (1,239)      119,478      24,781       146,308      (12,723)
Change in unrealized gains
 (losses)...............................       (456)          9,929         3,496      35,355      (202,088)     (23,429)
                                              -----         -------      --------     -------     ---------     --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................       (431)          8,690       122,974      60,136       (55,780)     (36,152)
                                              -----         -------      --------     -------     ---------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................      $(419)        $18,316      $121,985     $62,291     $ (54,431)    $(33,165)
                                              =====         =======      ========     =======     =========     ========

--------
(f)Previously known as DWS Variable Series I
(g)Previously known as DWS Bond VIP A
(h)Previously known as DWS Capital Growth VIP A
(i)Previously known as DWS Core Equity VIP A
(j)Previously known as DWS Global Small Cap Growth VIP A
(k)Previously known as DWS International VIP A

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                         -----------------------------------------------------------------------------
                                                                                     DREYFUS
                                                                                    SOCIALLY                 DREYFUS
                                           DEUTSCHE      DEUTSCHE      DEUTSCHE    RESPONSIBLE   DREYFUS    VARIABLE
                                           VARIABLE      VARIABLE      VARIABLE      GROWTH    STOCK INDEX INVESTMENT
                                         SERIES II (L) SERIES II (L) SERIES II (L) FUND, INC.     FUND        FUND
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ------------- ------------- ------------- ----------- ----------- -----------
                                           DEUTSCHE      DEUTSCHE      DEUTSCHE      DREYFUS
                                         GLOBAL INCOME     MONEY       SMALL MID    SOCIALLY     DREYFUS       VIF
                                            BUILDER       MARKET      CAP GROWTH   RESPONSIBLE STOCK INDEX  GROWTH &
                                         VIP A II (M)  VIP A II (N)  VIP A II (O)  GROWTH FUND    FUND       INCOME
                                         ------------- ------------- ------------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  40,002      $    17       $    --      $  217      $10,107     $   699
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........      (5,353)        (747)       (1,584)       (248)      (7,652)     (1,232)
    Administrative expense..............      (3,824)        (504)       (1,126)        (21)        (577)        (91)
                                           ---------      -------       -------      ------      -------     -------
    Net investment income (loss)........      30,825       (1,234)       (2,710)        (52)       1,878        (624)
                                           ---------      -------       -------      ------      -------     -------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................     160,228        6,039        60,144         276       24,187      10,498
    Cost of investments sold............     139,069        6,039        38,575         193       16,422       6,827
                                           ---------      -------       -------      ------      -------     -------
       Realized gains (losses) on
        fund shares.....................      21,159           --        21,569          83        7,765       3,671
Realized gain distributions.............     131,872           --            --       1,417        6,570          --
                                           ---------      -------       -------      ------      -------     -------
    Net realized gains (losses).........     153,031           --        21,569       1,500       14,335       3,671
Change in unrealized gains (losses).....    (142,937)          --          (485)        935       48,428       4,165
                                           ---------      -------       -------      ------      -------     -------
    Net realized and change in
     unrealized gains (losses) on
     investments........................      10,094           --        21,084       2,435       62,763       7,836
                                           ---------      -------       -------      ------      -------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................   $  40,919      $(1,234)      $18,374      $2,383      $64,641     $ 7,212
                                           =========      =======       =======      ======      =======     =======

--------
(l)Previously known as DWS Variable Series II
(m)Previously known as DWS Global Income Builder VIP A II
(n)Previously known as DWS Money Market VIP A II
(o)Previously known as DWS Small Mid Cap Growth VIP A II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -------------------------------------------------------------------------------
                                        DREYFUS                 FIDELITY      FIDELITY      FIDELITY      FIDELITY
                                       VARIABLE    FEDERATED    VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                      INVESTMENT   INSURANCE    INSURANCE     INSURANCE     INSURANCE     INSURANCE
                                         FUND       SERIES    PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                                      SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                      ----------- ----------- ------------- ------------- ------------- -------------
                                                   FEDERATED
                                                     PRIME
                                       VIF MONEY     MONEY         VIP           VIP                      VIP HIGH
                                        MARKET      FUND II    CONTRAFUND   EQUITY-INCOME  VIP GROWTH      INCOME
                                      ----------- ----------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $     1    $     --    $   42,207     $ 21,743      $  6,372      $ 30,289
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (4,911)    (68,411)      (63,270)     (10,362)      (45,012)       (7,641)
    Administrative expense...........      (378)     (5,205)       (5,083)        (797)       (3,560)         (621)
                                        -------    --------    ----------     --------      --------      --------
    Net investment income
     (loss)..........................    (5,288)    (73,616)      (26,146)      10,584       (42,200)       22,027
                                        -------    --------    ----------     --------      --------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    86,199     988,699     1,501,734      126,931       562,607       178,026
    Cost of investments sold.........    86,199     988,699     1,002,345      103,210       348,864       175,982
                                        -------    --------    ----------     --------      --------      --------
       Realized gains (losses)
        on fund shares...............        --          --       499,389       23,721       213,743         2,044
Realized gain distributions..........        --          --        88,551       10,827            --            --
                                        -------    --------    ----------     --------      --------      --------
    Net realized gains (losses)......        --          --       587,940       34,548       213,743         2,044
Change in unrealized gains
 (losses)............................        --          --       (46,647)      11,962       164,290       (20,950)
                                        -------    --------    ----------     --------      --------      --------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................        --          --       541,293       46,510       378,033       (18,906)
                                        -------    --------    ----------     --------      --------      --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(5,288)   $(73,616)   $  515,147     $ 57,094      $335,833      $  3,121
                                        =======    ========    ==========     ========      ========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                      -------------------------------------------------------------------------------------------
                                        FIDELITY     FIDELITY    FIDELITY       FIDELITY          FIDELITY          FIDELITY
                                        VARIABLE     VARIABLE    VARIABLE       VARIABLE          VARIABLE          VARIABLE
                                        INSURANCE    INSURANCE   INSURANCE      INSURANCE         INSURANCE         INSURANCE
                                        PRODUCTS     PRODUCTS    PRODUCTS     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                                          FUND         FUND        FUND     (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                       SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                      ------------- ----------- ----------- ----------------- ----------------- -----------------
                                                        VIP                     VIP ASSET                              VIP
                                                    INVESTMENT      VIP      MANAGER GROWTH    VIP CONTRAFUND     EQUITY-INCOME
                                      VIP INDEX 500 GRADE BOND   OVERSEAS   (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                      ------------- ----------- ----------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   61,476    $ 26,382    $  10,340        $ 103          $   308,271         $16,221
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (52,193)    (14,324)     (11,393)        (195)            (657,676)         (9,412)
    Administrative expense...........      (4,160)     (1,232)        (919)         (14)             (87,323)           (638)
                                       ----------    --------    ---------        -----          -----------         -------
    Net investment income
     (loss)..........................       5,123      10,826       (1,972)        (106)            (436,728)          6,171
                                       ----------    --------    ---------        -----          -----------         -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   1,110,285     229,144      369,387          209           14,312,007          77,857
    Cost of investments sold.........     740,020     226,737      324,217          125           10,976,573          68,650
                                       ----------    --------    ---------        -----          -----------         -------
       Realized gains (losses)
        on fund shares...............     370,265       2,407       45,170           84            3,335,434           9,207
Realized gain distributions..........       3,412         501          279           10              858,346           8,803
                                       ----------    --------    ---------        -----          -----------         -------
    Net realized gains
     (losses)........................     373,677       2,908       45,449           94            4,193,780          18,010
Change in unrealized gains
 (losses)............................      90,313      40,056     (127,555)         496              528,668          17,765
                                       ----------    --------    ---------        -----          -----------         -------
    Net realized and change in
     unrealized gains (losses)
     on investments..................     463,990      42,964      (82,106)         590            4,722,448          35,775
                                       ----------    --------    ---------        -----          -----------         -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $  469,113    $ 53,790    $ (84,078)       $ 484          $ 4,285,720         $41,946
                                       ==========    ========    =========        =====          ===========         =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                      ------------------------------------------------------------------------
                                       FIDELITY    FIDELITY    FIDELITY    FIDELITY    FIDELITY    FIDELITY
                                       VARIABLE    VARIABLE    VARIABLE    VARIABLE    VARIABLE    VARIABLE
                                       INSURANCE   INSURANCE   INSURANCE   INSURANCE   INSURANCE   INSURANCE
                                       PRODUCTS    PRODUCTS    PRODUCTS    PRODUCTS    PRODUCTS    PRODUCTS
                                         FUND        FUND        FUND        FUND        FUND        FUND
                                       (SERVICE    (SERVICE    (SERVICE    (SERVICE    (SERVICE    (SERVICE
                                       CLASS 2)    CLASS 2)    CLASS 2)    CLASS 2)    CLASS 2)    CLASS 2)
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                      ----------- ----------- ----------- ----------- ----------- -----------
                                          VIP         VIP         VIP         VIP
                                        FREEDOM     FREEDOM     FREEDOM     FREEDOM
                                         2010        2020        2030       INCOME                VIP GROWTH
                                       PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO  VIP GROWTH   & INCOME
                                       (SERVICE    (SERVICE    (SERVICE    (SERVICE    (SERVICE    (SERVICE
                                       CLASS 2)    CLASS 2)    CLASS 2)    CLASS 2)    CLASS 2)    CLASS 2)
                                      ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................ $   59,908  $   55,648   $ 29,115    $ 18,929     $    --   $    97,242
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (73,477)    (65,229)   (34,227)    (24,389)     (2,261)     (130,966)
    Administrative expense...........     (9,768)     (8,600)    (4,694)     (3,328)       (153)      (17,048)
                                      ----------  ----------   --------    --------     -------   -----------
    Net investment income
     (loss)..........................    (23,337)    (18,181)    (9,806)     (8,788)     (2,414)      (50,772)
                                      ----------  ----------   --------    --------     -------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............  1,791,002   1,530,202    655,893     558,043      14,883     7,447,353
    Cost of investments sold.........  1,523,038   1,273,707    517,185     521,836       7,687     5,006,607
                                      ----------  ----------   --------    --------     -------   -----------
       Realized gains (losses)
        on fund shares...............    267,964     256,495    138,708      36,207       7,196     2,440,746
Realized gain distributions..........     84,647      82,322     46,726      16,527          --         3,317
                                      ----------  ----------   --------    --------     -------   -----------
    Net realized gains (losses)......    352,611     338,817    185,434      52,734       7,196     2,444,063
Change in unrealized gains
 (losses)............................   (198,094)   (192,051)   (97,594)     (8,957)      8,283    (1,753,443)
                                      ----------  ----------   --------    --------     -------   -----------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................    154,517     146,766     87,840      43,777      15,479       690,620
                                      ----------  ----------   --------    --------     -------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................... $  131,180  $  128,585   $ 78,034    $ 34,989     $13,065   $   639,848
                                      ==========  ==========   ========    ========     =======   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                             ------------------------------------------------------------------------------------------
                                 FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                 VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                 INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                 PRODUCTS          PRODUCTS          PRODUCTS          PRODUCTS          PRODUCTS
                                   FUND              FUND              FUND              FUND              FUND
                                 (SERVICE          (SERVICE          (SERVICE          (SERVICE          (SERVICE
                                 CLASS 2)          CLASS 2)          CLASS 2)          CLASS 2)          CLASS 2)
                                SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                             ----------------- ----------------- ----------------- ----------------- -----------------

                                VIP GROWTH            VIP               VIP         VIP INVESTMENT          VIP
                                   STOCK          HIGH INCOME        INDEX 500        GRADE BOND          MID CAP
                             (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                             ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................     $  7,974         $  220,956        $  112,610           $ 27           $    2,303
Charges from Allstate
 Life Insurance
 Company:
    Mortality and
     expense risk...........      (19,725)           (65,115)         (116,915)           (21)            (193,023)
    Administrative
     expense................       (2,606)            (8,070)          (14,991)            (1)             (25,706)
                                 --------         ----------        ----------           ----           ----------
    Net investment
     income (loss)..........      (14,357)           147,771           (19,296)             5             (216,426)
                                 --------         ----------        ----------           ----           ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................      502,357          1,408,000         3,549,541            560            4,708,987
    Cost of investments
     sold...................      405,572          1,362,169         2,705,035            580            4,153,975
                                 --------         ----------        ----------           ----           ----------
       Realized gains
        (losses) on
        fund
        shares..............       96,785             45,831           844,506            (20)             555,012
Realized gain
 distributions..............      146,216                 --             7,086              1              328,764
                                 --------         ----------        ----------           ----           ----------
    Net realized gains
     (losses)...............      243,001             45,831           851,592            (19)             883,776
Change in unrealized
 gains (losses).............      (93,915)          (195,793)           (4,195)            73             (168,717)
                                 --------         ----------        ----------           ----           ----------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments............      149,086           (149,962)          847,397             54              715,059
                                 --------         ----------        ----------           ----           ----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................     $134,729         $   (2,191)       $  828,101           $ 59           $  498,633
                                 ========         ==========        ==========           ====           ==========

                             -----------------
                                 FIDELITY
                                 VARIABLE
                                 INSURANCE
                                 PRODUCTS
                                   FUND
                                 (SERVICE
                                 CLASS 2)
                                SUB-ACCOUNT
                             -----------------
                                    VIP
                                   MONEY
                                  MARKET
                             (SERVICE CLASS 2)
                             -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................    $      931
Charges from Allstate
 Life Insurance
 Company:
    Mortality and
     expense risk...........      (134,838)
    Administrative
     expense................       (16,732)
                                ----------
    Net investment
     income (loss)..........      (150,639)
                                ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................     6,274,161
    Cost of investments
     sold...................     6,274,161
                                ----------
       Realized gains
        (losses) on
        fund
        shares..............            --
Realized gain
 distributions..............            --
                                ----------
    Net realized gains
     (losses)...............            --
Change in unrealized
 gains (losses).............            --
                                ----------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments............            --
                                ----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................    $ (150,639)
                                ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                         ------------------------------------------------------------------------------
                                           FIDELITY     FRANKLIN      FRANKLIN      FRANKLIN    FRANKLIN     FRANKLIN
                                           VARIABLE     TEMPLETON     TEMPLETON     TEMPLETON   TEMPLETON    TEMPLETON
                                           INSURANCE    VARIABLE      VARIABLE      VARIABLE    VARIABLE     VARIABLE
                                         PRODUCTS FUND  INSURANCE     INSURANCE     INSURANCE   INSURANCE    INSURANCE
                                           (SERVICE     PRODUCTS      PRODUCTS      PRODUCTS    PRODUCTS     PRODUCTS
                                           CLASS 2)       TRUST         TRUST         TRUST       TRUST        TRUST
                                          SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------- ----------- --------------- ----------- -----------  -----------
                                                        FRANKLIN                                             FRANKLIN
                                         VIP OVERSEAS   FLEX CAP   FRANKLIN GROWTH  FRANKLIN    FRANKLIN     LARGE CAP
                                           (SERVICE      GROWTH      AND INCOME    HIGH INCOME   INCOME       GROWTH
                                           CLASS 2)      VIP (P)       VIP (Q)       VIP (R)     VIP (S)      VIP (T)
                                         ------------- ----------- --------------- ----------- -----------  -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $   397     $      --    $  710,256    $  591,258  $ 6,562,115  $  348,627
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........       (617)      (31,597)     (409,920)     (149,701)  (1,846,399)   (438,193)
    Administrative expense..............        (36)       (3,991)      (55,668)      (13,665)    (219,599)    (59,878)
                                            -------     ---------    ----------    ----------  -----------  ----------
    Net investment income (loss)........       (256)      (35,588)      244,668       427,892    4,496,117    (149,444)
                                            -------     ---------    ----------    ----------  -----------  ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      3,518       679,656     7,295,383     2,160,861   33,119,752   9,768,211
    Cost of investments sold............      3,116       455,391     5,996,314     1,988,704   30,559,065   6,905,990
                                            -------     ---------    ----------    ----------  -----------  ----------
       Realized gains (losses) on
        fund shares.....................        402       224,265     1,299,069       172,157    2,560,687   2,862,221
Realized gain distributions.............         10       286,774            --            --           --          --
                                            -------     ---------    ----------    ----------  -----------  ----------
    Net realized gains (losses).........        412       511,039     1,299,069       172,157    2,560,687   2,862,221
Change in unrealized gains
 (losses)...............................     (4,040)     (392,562)      529,765      (723,362)  (2,449,568)    445,582
                                            -------     ---------    ----------    ----------  -----------  ----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................     (3,628)      118,477     1,828,834      (551,205)     111,119   3,307,803
                                            -------     ---------    ----------    ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................    $(3,884)    $  82,889    $2,073,502    $ (123,313) $ 4,607,236  $3,158,359
                                            =======     =========    ==========    ==========  ===========  ==========

--------
(p)Previously known as Franklin Flex Cap Growth Securities
(q)Previously known as Franklin Growth and Income Securities
(r)Previously known as Franklin High Income Securities
(s)Previously known as Franklin Income Securities
(t)Previously known as Franklin Large Cap Growth Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                      -----------------------------------------------------------------------------------------
                                         FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                        TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                         VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                        INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                      PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                         FRANKLIN                                     FRANKLIN    FRANKLIN U.S.    TEMPLETON
                                      MUTUAL GLOBAL     FRANKLIN       FRANKLIN    SMALL-MID CAP    GOVERNMENT     DEVELOPING
                                        DISCOVERY    MUTUAL SHARES    SMALL CAP        GROWTH       SECURITIES      MARKETS
                                         VIP (U)        VIP (V)     VALUE VIP (W)     VIP (X)        VIP (Y)        VIP (Z)
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $  342,247    $ 1,383,751    $   186,580     $      --      $  452,812    $   189,756
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (233,867)    (1,016,184)      (424,258)      (15,590)       (238,071)      (184,840)
    Administrative expense...........      (31,750)      (123,577)       (54,206)       (1,897)        (32,703)       (24,524)
                                        ----------    -----------    -----------     ---------      ----------    -----------
    Net investment income
     (loss)..........................       76,630        243,990       (291,884)      (17,487)        182,038        (19,608)
                                        ----------    -----------    -----------     ---------      ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    3,646,496     16,370,375      8,182,841       184,856       4,994,471      3,388,592
    Cost of investments sold.........    3,251,895     12,428,701      5,548,448       131,649       5,048,227      3,471,074
                                        ----------    -----------    -----------     ---------      ----------    -----------
       Realized gains (losses)
        on fund shares...............      394,601      3,941,674      2,634,393        53,207         (53,756)       (82,482)
Realized gain distributions..........    1,059,175        359,787      2,249,850       215,607              --             --
                                        ----------    -----------    -----------     ---------      ----------    -----------
    Net realized gains
     (losses)........................    1,453,776      4,301,461      4,884,243       268,814         (53,756)       (82,482)
Change in unrealized gains
 (losses)............................     (845,425)      (698,424)    (4,932,019)     (190,122)        189,054     (1,154,616)
                                        ----------    -----------    -----------     ---------      ----------    -----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................      608,351      3,603,037        (47,776)       78,692         135,298     (1,237,098)
                                        ----------    -----------    -----------     ---------      ----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $  684,981    $ 3,847,027    $  (339,660)    $  61,205      $  317,336    $(1,256,706)
                                        ==========    ===========    ===========     =========      ==========    ===========

--------
(u)Previously known as Mutual Global Discovery Securities
(v)Previously known as Mutual Shares Securities
(w)Previously known as Franklin Small Cap Value Securities
(x)Previously known as Franklin Small-Mid Cap Growth Securities
(y)Previously known as Franklin U.S. Government
(z)Previously known as Templeton Developing Markets Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                --------------------------------------------------------------------------------------------
                                   FRANKLIN       FRANKLIN       FRANKLIN
                                  TEMPLETON      TEMPLETON      TEMPLETON        GOLDMAN         GOLDMAN         GOLDMAN
                                   VARIABLE       VARIABLE       VARIABLE         SACHS           SACHS           SACHS
                                  INSURANCE      INSURANCE      INSURANCE       VARIABLE        VARIABLE        VARIABLE
                                PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                -------------- -------------- -------------- --------------- --------------- ---------------
                                  TEMPLETON      TEMPLETON      TEMPLETON          VIT             VIT          VIT SMALL
                                   FOREIGN      GLOBAL BOND       GROWTH        LARGE CAP        MID CAP       CAP EQUITY
                                   VIP (AA)       VIP (AB)       VIP (AC)         VALUE           VALUE       INSIGHTS (AD)
                                -------------- -------------- -------------- --------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $  1,405,406     $ 86,350       $ 14,636      $   45,493      $   29,018      $   46,737
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................    (1,094,498)     (22,334)       (14,204)        (53,703)        (46,180)       (104,527)
    Administrative
     expense...................      (130,181)      (2,496)        (1,079)         (6,742)         (6,030)        (13,138)
                                 ------------     --------       --------      ----------      ----------      ----------
    Net investment income
     (loss)....................       180,727       61,520           (647)        (14,952)        (23,192)        (70,928)
                                 ------------     --------       --------      ----------      ----------      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    20,198,013      370,827        129,560       1,044,599       1,037,626       3,397,970
    Cost of investments
     sold......................    17,367,247      339,025        108,093         884,691         825,281       3,039,711
                                 ------------     --------       --------      ----------      ----------      ----------
       Realized gains
        (losses) on fund
        shares.................     2,830,766       31,802         21,467         159,908         212,345         358,259
Realized gain
 distributions.................            --           --             --         600,945         483,226         877,574
                                 ------------     --------       --------      ----------      ----------      ----------
    Net realized gains
     (losses)..................     2,830,766       31,802         21,467         760,853         695,571       1,235,833
Change in unrealized gains
 (losses)......................   (12,065,194)     (82,641)       (64,265)       (371,099)       (322,801)       (923,375)
                                 ------------     --------       --------      ----------      ----------      ----------
    Net realized and
     change in unrealized
     gains (losses) on
     investments...............    (9,234,428)     (50,839)       (42,798)        389,754         372,770         312,458
                                 ------------     --------       --------      ----------      ----------      ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS....................  $ (9,053,701)    $ 10,681       $(43,445)     $  374,802      $  349,578      $  241,530
                                 ============     ========       ========      ==========      ==========      ==========

--------
(aa)Previously known as Templeton Foreign Securities
(ab)Previously known as Templeton Global Bond Securities
(ac)Previously known as Templeton Growth Securities
(ad)Previously known as VIT Structured Small Cap Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                         -------------------------------------------------------------------------------
                                         GOLDMAN SACHS GOLDMAN SACHS
                                           VARIABLE      VARIABLE      INVESCO      INVESCO      INVESCO      INVESCO
                                           INSURANCE     INSURANCE    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                             TRUST         TRUST       SERVICES     SERVICES     SERVICES     SERVICES
                                          SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------- ------------- ------------ ------------ ------------ ------------
                                              VIT           VIT      INVESCO V.I. INVESCO V.I.              INVESCO V.I.
                                           STRATEGIC    U.S. EQUITY    AMERICAN     AMERICAN   INVESCO V.I.     CORE
                                            GROWTH     INSIGHTS (AE)  FRANCHISE      VALUE       COMSTOCK      EQUITY
                                         ------------- ------------- ------------ ------------ ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $    85     $   68,910   $    36,366  $   209,075   $  411,301  $   732,901
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........       (266)       (79,786)   (1,217,118)    (739,733)    (432,742)  (1,169,834)
    Administrative expense..............        (21)       (10,289)      (88,504)     (53,090)     (31,548)     (87,892)
                                            -------     ----------   -----------  -----------   ----------  -----------
    Net investment income
     (loss).............................       (202)       (21,165)   (1,269,256)    (583,748)     (52,989)    (524,825)
                                            -------     ----------   -----------  -----------   ----------  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................        307      1,755,241    16,084,705   10,029,072    6,436,296   14,173,985
    Cost of investments sold............        197      1,202,221    11,353,806    6,931,892    4,201,763    8,840,567
                                            -------     ----------   -----------  -----------   ----------  -----------
       Realized gains (losses) on
        fund shares.....................        110        553,020     4,730,899    3,097,180    2,234,533    5,333,418
Realized gain distributions.............      4,406        219,289            --    3,732,583           --      409,192
                                            -------     ----------   -----------  -----------   ----------  -----------
    Net realized gains (losses).........      4,516        772,309     4,730,899    6,829,763    2,234,533    5,742,610
Change in unrealized gains
 (losses)...............................     (1,740)       (28,795)    2,234,534   (2,647,941)     191,130      431,701
                                            -------     ----------   -----------  -----------   ----------  -----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................      2,776        743,514     6,965,433    4,181,822    2,425,663    6,174,311
                                            -------     ----------   -----------  -----------   ----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $ 2,574     $  722,349   $ 5,696,177  $ 3,598,074   $2,372,674  $ 5,649,486
                                            =======     ==========   ===========  ===========   ==========  ===========

--------
(ae)Previously known as VIT Structured U.S. Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                   -----------------------------------------------------------------------------
                                     INVESCO      INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                                    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                                   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                   ------------ ------------ ------------ ------------ ------------ ------------
                                   INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                   DIVERSIFIED  DIVERSIFIED   EQUITY AND  GLOBAL CORE   GOVERNMENT  INVESCO V.I.
                                     DIVIDEND      INCOME       INCOME       EQUITY     SECURITIES   HIGH YIELD
                                   ------------ ------------ ------------ ------------ ------------ ------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................... $ 2,558,711   $  412,227   $  477,568   $  702,120   $  280,109   $  706,094
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................  (2,002,424)    (109,487)    (360,681)    (478,556)    (121,145)    (211,247)
    Administrative expense........    (145,975)      (8,348)     (26,743)     (35,549)      (9,331)     (15,246)
                                   -----------   ----------   ----------   ----------   ----------   ----------
    Net investment income
     (loss).......................     410,312      294,392       90,144      188,015      149,633      479,601
                                   -----------   ----------   ----------   ----------   ----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........  25,037,755    1,460,468    4,755,628    6,323,484    2,129,997    3,551,165
    Cost of investments
     sold.........................  14,417,716    1,647,345    3,781,990    5,731,519    2,192,255    3,509,250
                                   -----------   ----------   ----------   ----------   ----------   ----------
    Realized gains (losses) on
     fund shares..................  10,620,039     (186,877)     973,638      591,965      (62,258)      41,915
Realized gain distributions.......          --           --    1,290,874           --           --           --
                                   -----------   ----------   ----------   ----------   ----------   ----------
    Net realized gains
     (losses).....................  10,620,039     (186,877)   2,264,512      591,965      (62,258)      41,915
Change in unrealized gains
 (losses).........................   5,255,241      425,523     (393,256)    (994,120)     162,456     (405,961)
                                   -----------   ----------   ----------   ----------   ----------   ----------
    Net realized and change in
     unrealized gains (losses)
     on investments...............  15,875,280      238,646    1,871,256     (402,155)     100,198     (364,046)
                                   -----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS....................... $16,285,592   $  533,038   $1,961,400   $ (214,140)  $  249,831   $  115,555
                                   ===========   ==========   ==========   ==========   ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                              ---------------------------------------------------------------------------------
                                                 INVESCO        INVESCO       INVESCO      INVESCO      INVESCO      INVESCO
                                               INVESTMENT     INVESTMENT     INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                                SERVICES       SERVICES       SERVICES     SERVICES     SERVICES     SERVICES
                                               SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                              ------------- --------------- ------------ ------------ ------------ ------------
                                              INVESCO V.I.   INVESCO V.I.   INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                              INTERNATIONAL     MANAGED       MID CAP      MID CAP       MONEY       S&P 500
                                                 GROWTH     VOLATILITY (AF) CORE EQUITY     GROWTH       MARKET       INDEX
                                              ------------- --------------- ------------ ------------ ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends....................................  $   346,795    $  181,386    $     4,367   $       --   $      905   $  620,903
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............     (290,695)      (83,046)      (158,266)    (107,700)     (88,464)    (455,296)
    Administrative expense...................      (22,234)       (6,388)       (11,608)      (8,234)      (6,843)     (32,971)
                                               -----------    ----------    -----------   ----------   ----------   ----------
    Net investment income (loss).............       33,866        91,952       (165,507)    (115,934)     (94,402)     132,636
                                               -----------    ----------    -----------   ----------   ----------   ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    3,347,199       659,843      2,030,764    1,246,899    3,195,064    5,430,140
    Cost of investments sold.................    2,086,714       552,295      1,605,724      912,748    3,195,064    3,390,311
                                               -----------    ----------    -----------   ----------   ----------   ----------
       Realized gains (losses) on fund
        shares...............................    1,260,485       107,548        425,040      334,151           --    2,039,829
Realized gain distributions..................           --       296,666      1,252,526           --           --           --
                                               -----------    ----------    -----------   ----------   ----------   ----------
    Net realized gains (losses)..............    1,260,485       404,214      1,677,566      334,151           --    2,039,829
Change in unrealized gains (losses)..........   (1,505,804)      592,240     (1,164,283)     300,805           --    1,487,747
                                               -----------    ----------    -----------   ----------   ----------   ----------
    Net realized and change in
     unrealized gains (losses) on
     investments.............................     (245,319)      996,454        513,283      634,956           --    3,527,576
                                               -----------    ----------    -----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $  (211,453)   $1,088,406    $   347,776   $  519,022   $  (94,402)  $3,660,212
                                               ===========    ==========    ===========   ==========   ==========   ==========

--------
(af)Previously known as Invesco V.I. Utilities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                   ------------------------------------------------------------------------------
                                                                INVESCO      INVESCO      INVESCO      INVESCO
                                     INVESCO       INVESCO     INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                    INVESTMENT   INVESTMENT     SERVICES     SERVICES     SERVICES     SERVICES
                                     SERVICES     SERVICES    (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)
                                   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                   ------------ ------------- ------------ ------------ ------------ ------------
                                                INVESCO V.I.  INVESCO V.I. INVESCO V.I.              INVESCO V.I.
                                   INVESCO V.I.     VALUE       AMERICAN     AMERICAN   INVESCO V.I.     CORE
                                    TECHNOLOGY  OPPORTUNITIES FRANCHISE II   VALUE II   COMSTOCK II   EQUITY II
                                   ------------ ------------- ------------ ------------ ------------ ------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................   $     --    $  108,094   $        --  $    58,611  $ 1,145,527    $ 12,982
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................    (38,778)     (100,528)     (411,799)    (458,831)  (1,692,238)    (30,898)
    Administrative expense........     (2,955)       (7,719)      (39,783)     (59,405)    (175,023)     (3,287)
                                     --------    ----------   -----------  -----------  -----------    --------
    Net investment income
     (loss).......................    (41,733)         (153)     (451,582)    (459,625)    (721,734)    (21,203)
                                     --------    ----------   -----------  -----------  -----------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........    414,655     1,213,770     9,047,540    8,456,667   28,466,249     361,157
    Cost of investments
     sold.........................    283,444     1,023,837     4,890,563    6,050,738   18,374,901     233,526
                                     --------    ----------   -----------  -----------  -----------    --------
    Realized gains (losses) on
     fund shares..................    131,211       189,933     4,156,977    2,405,929   10,091,348     127,631
Realized gain distributions.......    246,492            --            --    2,462,814           --       9,240
                                     --------    ----------   -----------  -----------  -----------    --------
    Net realized gains
     (losses).....................    377,703       189,933     4,156,977    4,868,743   10,091,348     136,871
Change in unrealized gains
 (losses).........................    (63,609)      189,166    (2,315,887)  (2,139,173)  (1,761,418)     (1,637)
                                     --------    ----------   -----------  -----------  -----------    --------
    Net realized and change in
     unrealized gains (losses)
     on investments...............    314,094       379,099     1,841,090    2,729,570    8,329,930     135,234
                                     --------    ----------   -----------  -----------  -----------    --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.......................   $272,361    $  378,946   $ 1,389,508  $ 2,269,945  $ 7,608,196    $114,031
                                     ========    ==========   ===========  ===========  ===========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                      ------------------------------------------------------------------------------
                                        INVESCO      INVESCO      INVESCO      INVESCO       INVESCO      INVESCO
                                       INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT
                                        SERVICES     SERVICES     SERVICES     SERVICES     SERVICES      SERVICES
                                      (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)   (SERIES II)  (SERIES II)
                                      SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------ ------------ ------------ ------------ ------------- ------------
                                      INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I.
                                      DIVERSIFIED  DIVERSIFIED   EQUITY AND  GLOBAL CORE   GOVERNMENT    GROWTH AND
                                      DIVIDEND II   INCOME II    INCOME II    EQUITY II   SECURITIES II  INCOME II
                                      ------------ ------------ ------------ ------------ ------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................ $   513,942    $ 7,020    $   543,739   $  273,085     $ 8,381    $   791,357
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (589,896)    (2,385)      (541,499)    (284,335)     (4,654)      (813,285)
    Administrative expense...........     (48,175)      (157)       (62,032)     (24,135)       (290)      (106,044)
                                      -----------    -------    -----------   ----------     -------    -----------
    Net investment income
     (loss)..........................    (124,129)     4,478        (59,792)     (35,385)      3,437       (127,972)
                                      -----------    -------    -----------   ----------     -------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............  10,597,601     33,082      8,550,637    5,609,987      23,775     14,483,962
    Cost of investments sold.........   6,627,084     37,143      6,314,614    4,911,696      25,013     10,002,589
                                      -----------    -------    -----------   ----------     -------    -----------
       Realized gains (losses)
        on fund shares...............   3,970,517     (4,061)     2,236,023      698,291      (1,238)     4,481,373
Realized gain distributions..........          --         --      1,676,971           --          --      6,183,214
                                      -----------    -------    -----------   ----------     -------    -----------
    Net realized gains (losses)......   3,970,517     (4,061)     3,912,994      698,291      (1,238)    10,664,587
Change in unrealized gains
 (losses)............................    (185,651)     9,050     (1,430,534)    (806,086)      3,915     (6,247,843)
                                      -----------    -------    -----------   ----------     -------    -----------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................   3,784,866      4,989      2,482,460     (107,795)      2,677      4,416,744
                                      -----------    -------    -----------   ----------     -------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................... $ 3,660,737    $ 9,467    $ 2,422,668   $ (143,180)    $ 6,114    $ 4,288,772
                                      ===========    =======    ===========   ==========     =======    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                         ---------------------------------------------------------------------------------------
                                            INVESCO       INVESCO         INVESCO          INVESCO       INVESCO      INVESCO
                                          INVESTMENT    INVESTMENT       INVESTMENT       INVESTMENT    INVESTMENT   INVESTMENT
                                           SERVICES      SERVICES         SERVICES         SERVICES      SERVICES     SERVICES
                                          (SERIES II)   (SERIES II)     (SERIES II)      (SERIES II)   (SERIES II)  (SERIES II)
                                          SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------- ------------- ------------------ -------------- ------------ ------------
                                                       INVESCO V.I.     INVESCO V.I.     INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                                         INVESCO V.I.  INTERNATIONAL      MANAGED          MID CAP       MID CAP       MONEY
                                         HIGH YIELD II   GROWTH II   VOLATILITY II (AG) CORE EQUITY II  GROWTH II    MARKET II
                                         ------------- ------------- ------------------ -------------- ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $  435,266    $   34,185        $ 4,116         $      --     $       --    $     97
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (162,354)      (46,974)        (2,351)          (29,916)      (147,832)    (10,477)
    Administrative expense..............     (13,981)       (5,848)          (163)           (3,229)       (14,387)       (731)
                                          ----------    ----------        -------         ---------     ----------    --------
    Net investment income (loss)........     258,931       (18,637)         1,602           (33,145)      (162,219)    (11,111)
                                          ----------    ----------        -------         ---------     ----------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   1,846,420     2,269,683         40,399           506,779      2,829,926      51,488
    Cost of investments sold............   1,843,510     1,801,830         36,220           403,090      2,174,396      51,488
                                          ----------    ----------        -------         ---------     ----------    --------
       Realized gains (losses) on
        fund shares.....................       2,910       467,853          4,179           103,689        655,530          --
Realized gain distributions.............          --            --          7,363           208,872             --          --
                                          ----------    ----------        -------         ---------     ----------    --------
    Net realized gains (losses).........       2,910       467,853         11,542           312,561        655,530          --
Change in unrealized gains
 (losses)...............................    (250,289)     (437,708)        14,679          (231,134)        38,383          --
                                          ----------    ----------        -------         ---------     ----------    --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    (247,379)       30,145         26,221            81,427        693,913          --
                                          ----------    ----------        -------         ---------     ----------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $   11,552    $   11,508        $27,823         $  48,282     $  531,694    $(11,111)
                                          ==========    ==========        =======         =========     ==========    ========

--------
(ag)Previously known as Invesco V.I. Utilities II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                         ------------------------------------------------------------------------------------
                                           INVESCO       INVESCO        INVESCO                                  LEGG MASON
                                          INVESTMENT   INVESTMENT      INVESTMENT                    LAZARD       PARTNERS
                                           SERVICES     SERVICES        SERVICES        JANUS      RETIREMENT     VARIABLE
                                         (SERIES II)   (SERIES II)    (SERIES II)    ASPEN SERIES SERIES, INC.  EQUITY TRUST
                                         SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------ ------------- ---------------- ------------ ------------ --------------
                                                                                                                CLEARBRIDGE
                                                                                                                VARIABLE ALL
                                         INVESCO V.I.                   INVESCO                     EMERGING     CAP VALUE
                                           S&P 500    INVESCO V.I.     V.I. VALUE       FORTY       MARKETS     PORTFOLIO I
                                           INDEX II   TECHNOLOGY II OPPORTUNITIES II  PORTFOLIO      EQUITY    (AI) (AJ) (AK)
                                         ------------ ------------- ---------------- ------------ ------------ --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................... $   899,056     $    --       $   59,868      $    16       $   9         $  221
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (912,760)       (196)         (80,970)        (142)         (8)           (16)
    Administrative expense..............     (82,021)        (13)          (9,438)         (11)         --             (1)
                                         -----------     -------       ----------      -------       -----         ------
    Net investment income (loss)........     (95,725)       (209)         (30,540)        (137)          1            204
                                         -----------     -------       ----------      -------       -----         ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................  16,230,690       6,585        1,420,514          641         249          1,664
    Cost of investments sold............  10,099,984       4,686        1,164,074          315         198          2,324
                                         -----------     -------       ----------      -------       -----         ------
       Realized gains (losses) on
        fund shares.....................   6,130,706       1,899          256,440          326          51           (660)
Realized gain distributions.............          --         963               --        2,995           5            674
                                         -----------     -------       ----------      -------       -----         ------
    Net realized gains (losses).........   6,130,706       2,862          256,440        3,321          56             14
Change in unrealized gains
 (losses)...............................    (164,386)     (1,615)           6,060       (2,466)       (104)          (145)
                                         -----------     -------       ----------      -------       -----         ------
    Net realized and change in
     unrealized gains (losses) on
     investments........................   5,966,320       1,247          262,500          855         (48)          (131)
                                         -----------     -------       ----------      -------       -----         ------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS............................. $ 5,870,595     $ 1,038       $  231,960      $   718       $ (47)        $   73
                                         ===========     =======       ==========      =======       =====         ======

--------
(ai)Previously known as Clearbridge Variable Fundamental All Cap Value
    Portfolio I
(aj)On December 5, 2014, ClearBridge Variable All Cap Value Portfolio I merged into ClearBridge Variable Large Cap Value Portfolio I
(ak)For the period beginning January 1, 2014 and ended December 5, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -----------------------------------------------------------------------------------
                                         LEGG MASON
                                          PARTNERS
                                          VARIABLE       LORD ABBETT   LORD ABBETT  LORD ABBETT  LORD ABBETT  LORD ABBETT
                                      EQUITY TRUST (AH)  SERIES FUND   SERIES FUND  SERIES FUND  SERIES FUND  SERIES FUND
                                         SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                      ----------------- -------------- -----------  ----------- ------------- -----------
                                         CLEARBRIDGE
                                       VARIABLE LARGE
                                          CAP VALUE                    FUNDAMENTAL  GROWTH AND     GROWTH       MID-CAP
                                      PORTFOLIO I (AJ)  BOND-DEBENTURE   EQUITY       INCOME    OPPORTUNITIES    STOCK
                                      ----------------- -------------- -----------  ----------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................       $  41         $  920,644   $    23,504  $   93,520   $        --  $   67,798
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................         (20)          (301,848)      (82,450)   (208,238)     (129,635)   (240,483)
    Administrative expense...........          (1)           (42,040)      (11,080)    (28,219)      (17,565)    (32,514)
                                            -----         ----------   -----------  ----------   -----------  ----------
    Net investment income
     (loss)..........................          20            576,756       (70,026)   (142,937)     (147,200)   (205,199)
                                            -----         ----------   -----------  ----------   -----------  ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............         710          6,673,404     1,800,205   4,556,577     2,378,507   4,646,522
    Cost of investments sold.........         503          6,205,799     1,374,617   3,608,805     2,254,596   3,548,879
                                            -----         ----------   -----------  ----------   -----------  ----------
       Realized gains (losses)
        on fund shares...............         207            467,605       425,588     947,772       123,911   1,097,643
Realized gain distributions..........         153            521,951       930,057          --     1,791,663          --
                                            -----         ----------   -----------  ----------   -----------  ----------
    Net realized gains
     (losses)........................         360            989,556     1,355,645     947,772     1,915,574   1,097,643
Change in unrealized gains
 (losses)............................        (282)          (901,662)   (1,004,789)     (1,768)   (1,393,847)    667,227
                                            -----         ----------   -----------  ----------   -----------  ----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................          78             87,894       350,856     946,004       521,727   1,764,870
                                            -----         ----------   -----------  ----------   -----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................       $  98         $  664,650   $   280,830  $  803,067   $   374,527  $1,559,671
                                            =====         ==========   ===========  ==========   ===========  ==========

--------
(ah)Previously known as Legg Mason Partners Variable Portfolios I, Inc.
(aj)On December 5, 2014, ClearBridge Variable All Cap Value Portfolio I merged into ClearBridge Variable Large Cap Value Portfolio I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      ---------------------------------------------------------------------------------
                                      MFS VARIABLE MFS VARIABLE  MFS VARIABLE   MFS VARIABLE MFS VARIABLE MFS VARIABLE
                                       INSURANCE    INSURANCE      INSURANCE     INSURANCE    INSURANCE     INSURANCE
                                         TRUST        TRUST          TRUST         TRUST        TRUST         TRUST
                                      SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------ ------------ --------------- ------------ ------------ -------------
                                                       MFS            MFS         MFS NEW        MFS           MFS
                                       MFS GROWTH   HIGH YIELD  INVESTORS TRUST  DISCOVERY     RESEARCH   RESEARCH BOND
                                      ------------ ------------ --------------- ------------ ------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    808     $ 17,436      $ 10,533      $      --     $  5,443     $ 20,615
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................    (10,080)      (4,090)      (14,103)       (18,432)      (9,124)      (8,814)
    Administrative expense...........       (779)        (354)       (1,121)        (1,530)        (662)        (744)
                                        --------     --------      --------      ---------     --------     --------
    Net investment income
     (loss)..........................    (10,051)      12,992        (4,691)       (19,962)      (4,343)      11,057
                                        --------     --------      --------      ---------     --------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     66,121       50,802       134,259        327,693      170,605      208,871
    Cost of investments sold.........     43,052       50,167        81,142        254,520      113,412      185,958
                                        --------     --------      --------      ---------     --------     --------
       Realized gains (losses)
        on fund shares...............     23,069          635        53,117         73,173       57,193       22,913
Realized gain distributions..........     51,544           --        86,088        307,958       49,387           --
                                        --------     --------      --------      ---------     --------     --------
    Net realized gains
     (losses)........................     74,613          635       139,205        381,131      106,580       22,913
Change in unrealized gains
 (losses)............................     (8,392)     (14,305)      (32,403)      (506,158)     (47,415)        (172)
                                        --------     --------      --------      ---------     --------     --------
    Net realized and change in
     unrealized gains (losses)
     on investments..................     66,221      (13,670)      106,802       (125,027)      59,165       22,741
                                        --------     --------      --------      ---------     --------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $ 56,170     $   (678)     $102,111      $(144,989)    $ 54,822     $ 33,798
                                        ========     ========      ========      =========     ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                ---------------------------------------------------------------------------------------------
                                               MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                                MFS VARIABLE     INSURANCE       INSURANCE       INSURANCE       INSURANCE       INSURANCE
                                  INSURANCE        TRUST           TRUST           TRUST           TRUST           TRUST
                                    TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                 SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                ------------- --------------- --------------- --------------- --------------- ---------------
                                                               MFS INVESTORS      MFS NEW
                                                MFS GROWTH         TRUST         DISCOVERY     MFS RESEARCH    MFS UTILITIES
                                MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                ------------- --------------- --------------- --------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $ 5,343       $     --         $   976        $     --        $    230        $ 27,393
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (3,272)        (1,303)         (1,905)         (1,957)           (602)        (21,573)
    Administrative
     expense...................       (250)           (90)           (135)           (135)            (43)         (1,431)
                                   -------       --------         -------        --------        --------        --------
    Net investment income
     (loss)....................      1,821         (1,393)         (1,064)         (2,092)           (415)          4,389
                                   -------       --------         -------        --------        --------        --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      5,257         74,600          21,181          45,563          28,847         267,982
    Cost of investments
     sold......................      3,623         36,164          11,460          36,163          13,676         183,659
                                   -------       --------         -------        --------        --------        --------
       Realized gains
        (losses) on fund
        shares.................      1,634         38,436           9,721           9,400          15,171          84,323
Realized gain distributions....      9,370          6,069           9,916          28,358           3,038          52,801
                                   -------       --------         -------        --------        --------        --------
    Net realized gains
     (losses)..................     11,004         44,505          19,637          37,758          18,209         137,124
Change in unrealized gains
 (losses)......................     11,451        (39,117)         (7,108)        (49,312)        (14,625)           (740)
                                   -------       --------         -------        --------        --------        --------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............     22,455          5,388          12,529         (11,554)          3,584         136,384
                                   -------       --------         -------        --------        --------        --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $24,276       $  3,995         $11,465        $(13,646)       $  3,169        $140,773
                                   =======       ========         =======        ========        ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                -----------------------------------------------------------------------------------------
                                MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                                   VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                  INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                                    SERIES         SERIES         SERIES         SERIES         SERIES         SERIES
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                                   GLOBAL
                                   EUROPEAN    INFRASTRUCTURE                   LIMITED                      MULTI CAP
                                    EQUITY        (AL)(AM)     INCOME PLUS      DURATION     MONEY MARKET      GROWTH
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $   887,822    $  1,323,164   $ 2,755,740     $  142,358    $     2,911    $         --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (478,480)       (219,470)     (860,945)      (109,133)      (385,095)     (2,597,583)
    Administrative
     expense...................      (34,458)        (16,054)      (63,328)        (8,028)       (27,880)       (178,400)
                                 -----------    ------------   -----------     ----------    -----------    ------------
    Net investment income
     (loss)....................      374,884       1,087,640     1,831,467         25,197       (410,064)     (2,775,983)
                                 -----------    ------------   -----------     ----------    -----------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    6,408,434      57,310,659    12,085,613      1,605,607     13,314,917      34,025,927
    Cost of investments
     sold......................    5,694,631      71,425,785    10,904,550      1,897,081     13,314,917      20,154,673
                                 -----------    ------------   -----------     ----------    -----------    ------------
       Realized gains
        (losses) on fund
        shares.................      713,803     (14,115,126)    1,181,063       (291,474)            --      13,871,254
Realized gain
 distributions.................           --       7,691,737            --             --             --      25,084,578
                                 -----------    ------------   -----------     ----------    -----------    ------------
    Net realized gains
     (losses)..................      713,803      (6,423,389)    1,181,063       (291,474)            --      38,955,832
Change in unrealized gains
 (losses)......................   (4,839,940)      8,402,365     1,068,734        243,443             --     (28,084,263)
                                 -----------    ------------   -----------     ----------    -----------    ------------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............   (4,126,137)      1,978,976     2,249,797        (48,031)            --      10,871,569
                                 -----------    ------------   -----------     ----------    -----------    ------------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM
 OPERATIONS....................  $(3,751,253)   $  3,066,616   $ 4,081,264     $  (22,834)   $  (410,064)   $  8,095,586
                                 ===========    ============   ===========     ==========    ===========    ============

--------
(al)On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(am)For the period beginning January 1, 2014 and ended April 25, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                             --------------------------------------------------------------------------------------
                              MORGAN STANLEY   MORGAN STANLEY    MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                                 VARIABLE         VARIABLE          VARIABLE         VARIABLE         VARIABLE
                                INVESTMENT       INVESTMENT        INVESTMENT       INVESTMENT       INVESTMENT
                                  SERIES           SERIES            SERIES           SERIES           SERIES
                             (CLASS Y SHARES) (CLASS Y SHARES)  (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                               SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                             ---------------- ----------------- ---------------- ---------------- ----------------
                                                   GLOBAL
                                 EUROPEAN      INFRASTRUCTURE                        LIMITED           MONEY
                                  EQUITY          (CLASS Y        INCOME PLUS        DURATION          MARKET
                             (CLASS Y SHARES) SHARES) (AM) (AN) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                             ---------------- ----------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $   214,892       $   307,325      $ 2,904,710      $   446,396      $     3,480
Charges from Allstate
 Life Insurance
 Company:
    Mortality and
     expense risk...........      (161,394)          (72,151)      (1,141,553)        (477,128)        (538,719)
    Administrative
     expense................       (12,117)           (5,133)        (113,741)         (41,213)         (51,698)
                               -----------       -----------      -----------      -----------      -----------
    Net investment
     income (loss)..........        41,381           230,041        1,649,416          (71,945)        (586,937)
                               -----------       -----------      -----------      -----------      -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................     2,447,135        15,145,490       19,566,525        6,363,622       19,315,829
    Cost of investments
     sold...................     2,154,039        18,479,014       17,722,219        7,616,099       19,315,829
                               -----------       -----------      -----------      -----------      -----------
       Realized gains
        (losses) on
        fund
        shares..............       293,096        (3,333,524)       1,844,306       (1,252,477)              --
Realized gain
 distributions..............            --         2,059,002               --               --               --
                               -----------       -----------      -----------      -----------      -----------
    Net realized gains
     (losses)...............       293,096        (1,274,522)       1,844,306       (1,252,477)              --
Change in unrealized
 gains (losses).............    (1,408,453)        1,841,571          752,122        1,071,989               --
                               -----------       -----------      -----------      -----------      -----------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments............    (1,115,357)          567,049        2,596,428         (180,488)              --
                               -----------       -----------      -----------      -----------      -----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................   $(1,073,976)      $   797,090      $ 4,245,844      $  (252,433)     $  (586,937)
                               ===========       ===========      ===========      ===========      ===========

                             ----------------
                              MORGAN STANLEY
                                 VARIABLE
                                INVESTMENT
                                  SERIES
                             (CLASS Y SHARES)
                               SUB-ACCOUNT
                             ----------------

                                MULTI CAP
                                  GROWTH
                             (CLASS Y SHARES)
                             ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $         --
Charges from Allstate
 Life Insurance
 Company:
    Mortality and
     expense risk...........       (949,941)
    Administrative
     expense................        (77,905)
                               ------------
    Net investment
     income (loss)..........     (1,027,846)
                               ------------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................     18,778,841
    Cost of investments
     sold...................     10,389,939
                               ------------
       Realized gains
        (losses) on
        fund
        shares..............      8,388,902
Realized gain
 distributions..............      7,338,118
                               ------------
    Net realized gains
     (losses)...............     15,727,020
Change in unrealized
 gains (losses).............    (13,016,180)
                               ------------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments............      2,710,840
                               ------------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................   $  1,682,994
                               ============

--------
(am)For the period beginning January 1, 2014 and ended April 25, 2014
(an)On April 25, 2014, Global Infrastructure (Class Y Shares) merged into Van Kampen UIF Global Infrastructure (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                      -------------------------------------------------------------------------------
                                       NEUBERGER   NEUBERGER
                                        BERMAN      BERMAN
                                       ADVISORS    ADVISORS    OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER
                                      MANAGEMENT  MANAGEMENT    VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                         TRUST       TRUST    ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS
                                      SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                      ----------- ----------- ------------- ------------- ------------- -------------
                                                                                                         OPPENHEIMER
                                          AMT         AMT      OPPENHEIMER   OPPENHEIMER                  DISCOVERY
                                       LARGE CAP    MID-CAP      CAPITAL       CAPITAL     OPPENHEIMER     MID CAP
                                         VALUE      GROWTH    APPRECIATION     INCOME       CORE BOND      GROWTH
                                      ----------- ----------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $  153      $    --     $ 14,510      $ 30,484      $ 46,679       $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (347)        (194)     (41,826)      (19,911)      (10,336)       (8,427)
    Administrative expense...........      (24)         (12)      (3,289)       (1,496)         (864)         (607)
                                        ------      -------     --------      --------      --------       -------
    Net investment income
     (loss)..........................     (218)        (206)     (30,605)        9,077        35,479        (9,034)
                                        ------      -------     --------      --------      --------       -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    4,926       23,123      649,891       143,183       321,318        28,154
    Cost of investments sold.........    4,570       15,940      413,200       133,983       385,431        16,881
                                        ------      -------     --------      --------      --------       -------
       Realized gains (losses)
        on fund shares...............      356        7,183      236,691         9,200       (64,113)       11,273
Realized gain distributions..........       --           --       78,998            --            --            --
                                        ------      -------     --------      --------      --------       -------
    Net realized gains (losses)......      356        7,183      315,689         9,200       (64,113)       11,273
Change in unrealized gains
 (losses)............................    1,716       (7,376)     144,556        78,150        80,546        23,093
                                        ------      -------     --------      --------      --------       -------
    Net realized and change in
     unrealized gains (losses)
     on investments..................    2,072         (193)     460,245        87,350        16,433        34,366
                                        ------      -------     --------      --------      --------       -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $1,854      $  (399)    $429,640      $ 96,427      $ 51,912       $25,332
                                        ======      =======     ========      ========      ========       =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                --------------------------------------------------------------------------------------------
                                                                                              OPPENHEIMER      OPPENHEIMER
                                                                                               VARIABLE         VARIABLE
                                 OPPENHEIMER    OPPENHEIMER     OPPENHEIMER   OPPENHEIMER    ACCOUNT FUNDS    ACCOUNT FUNDS
                                  VARIABLE        VARIABLE       VARIABLE      VARIABLE     (SERVICE SHARES  (SERVICE SHARES
                                ACCOUNT FUNDS  ACCOUNT FUNDS   ACCOUNT FUNDS ACCOUNT FUNDS      ("SS"))          ("SS"))
                                 SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                ------------- ---------------- ------------- ------------- ----------------- ---------------
                                                OPPENHEIMER                   OPPENHEIMER     OPPENHEIMER      OPPENHEIMER
                                 OPPENHEIMER  GLOBAL STRATEGIC  OPPENHEIMER   MAIN STREET       CAPITAL          CAPITAL
                                   GLOBAL          INCOME       MAIN STREET    SMALL CAP   APPRECIATION (SS)   INCOME (SS)
                                ------------- ---------------- ------------- ------------- ----------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $  31,967       $ 83,219       $ 13,379      $  12,703      $   48,917       $  191,914
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (34,264)       (27,090)       (21,821)       (16,795)       (374,279)        (149,312)
    Administrative
     expense...................      (2,806)        (1,986)        (1,600)        (1,380)        (50,602)         (19,925)
                                  ---------       --------       --------      ---------      ----------       ----------
    Net investment income
     (loss)....................      (5,103)        54,143        (10,042)        (5,472)       (375,964)          22,677
                                  ---------       --------       --------      ---------      ----------       ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     634,636        372,659        244,539        361,113       8,226,785        2,830,625
    Cost of investments
     sold......................     449,022        345,701        152,797        234,513       5,084,868        2,878,865
                                  ---------       --------       --------      ---------      ----------       ----------
       Realized gains
        (losses) on fund
        shares.................     185,614         26,958         91,742        126,600       3,141,917          (48,240)
Realized gain distributions....     130,418             --         32,341        204,078         654,977               --
                                  ---------       --------       --------      ---------      ----------       ----------
    Net realized gains
     (losses)..................     316,032         26,958        124,083        330,678       3,796,894          (48,240)
Change in unrealized gains
 (losses)......................    (277,360)       (51,901)        24,286       (193,403)       (185,145)         658,872
                                  ---------       --------       --------      ---------      ----------       ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............      38,672        (24,943)       148,369        137,275       3,611,749          610,632
                                  ---------       --------       --------      ---------      ----------       ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $  33,569       $ 29,200       $138,327      $ 131,803      $3,235,785       $  633,309
                                  =========       ========       ========      =========      ==========       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                      ---------------------------------------------------------------------------------
                                        OPPENHEIMER     OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER
                                         VARIABLE        VARIABLE        VARIABLE         VARIABLE        VARIABLE
                                       ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS
                                      (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES
                                          ("SS"))         ("SS"))         ("SS"))         ("SS"))          ("SS"))
                                        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                      --------------- --------------- --------------- ---------------- ---------------
                                                        OPPENHEIMER
                                                         DISCOVERY                      OPPENHEIMER      OPPENHEIMER
                                        OPPENHEIMER       MID CAP       OPPENHEIMER   GLOBAL STRATEGIC      MAIN
                                      CORE BOND (SS)    GROWTH (SS)     GLOBAL (SS)     INCOME (SS)      STREET (SS)
                                      --------------- --------------- --------------- ---------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $1,191,621      $       --      $   113,601     $ 2,287,267      $   253,650
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (324,420)       (111,197)        (183,944)       (825,512)        (619,245)
    Administrative expense...........      (45,362)        (14,693)         (24,887)       (112,589)         (83,242)
                                        ----------      ----------      -----------     -----------      -----------
    Net investment income
     (loss)..........................      821,839        (125,890)         (95,230)      1,349,166         (448,837)
                                        ----------      ----------      -----------     -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    5,905,810       1,882,817        3,655,605      14,147,131       11,680,437
    Cost of investments sold.........    6,499,486       1,111,269        2,654,458      13,580,094        7,362,409
                                        ----------      ----------      -----------     -----------      -----------
       Realized gains (losses)
        on fund shares...............     (593,676)        771,548        1,001,147         567,037        4,318,028
Realized gain distributions..........           --              --          597,718              --          891,764
                                        ----------      ----------      -----------     -----------      -----------
    Net realized gains
     (losses)........................     (593,676)        771,548        1,598,865         567,037        5,209,792
Change in unrealized gains
 (losses)............................    1,018,124        (375,488)      (1,419,809)     (1,255,166)      (1,211,150)
                                        ----------      ----------      -----------     -----------      -----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................      424,448         396,060          179,056        (688,129)       3,998,642
                                        ----------      ----------      -----------     -----------      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $1,246,287      $  270,170      $    83,826     $   661,037      $ 3,549,805
                                        ==========      ==========      ===========     ===========      ===========

                                      ---------------
                                        OPPENHEIMER
                                         VARIABLE
                                       ACCOUNT FUNDS
                                      (SERVICE SHARES
                                          ("SS"))
                                        SUB-ACCOUNT
                                      ---------------

                                        OPPENHEIMER
                                        MAIN STREET
                                      SMALL CAP (SS)
                                      ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $   119,808
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................      (269,154)
    Administrative expense...........       (36,358)
                                        -----------
    Net investment income
     (loss)..........................      (185,704)
                                        -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     5,639,249
    Cost of investments sold.........     3,483,610
                                        -----------
       Realized gains (losses)
        on fund shares...............     2,155,639
Realized gain distributions..........     2,659,135
                                        -----------
    Net realized gains
     (losses)........................     4,814,774
Change in unrealized gains
 (losses)............................    (2,859,953)
                                        -----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................     1,954,821
                                        -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $ 1,769,117
                                        ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -------------------------------------------------------------------------------
                                            PIMCO           PIMCO       PIMCO       PIMCO       PIMCO        PIMCO
                                           VARIABLE       VARIABLE    VARIABLE    VARIABLE     VARIABLE    VARIABLE
                                          INSURANCE       INSURANCE   INSURANCE   INSURANCE   INSURANCE    INSURANCE
                                            TRUST           TRUST       TRUST       TRUST       TRUST        TRUST
                                         SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------------ ----------- ----------- ----------- ------------ -----------
                                                                                  PIMCO VIT
                                                                                  COMMODITY   PIMCO VIT
                                                                                 REAL RETURN   EMERGING    PIMCO VIT
                                                                      PIMCO VIT   STRATEGY   MARKETS BOND REAL RETURN
                                         FOREIGN BOND       MONEY       TOTAL     (ADVISOR     (ADVISOR    (ADVISOR
                                      (US DOLLAR-HEDGED)   MARKET      RETURN      SHARES)     SHARES)      SHARES)
                                      ------------------ ----------- ----------- ----------- ------------ -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................        $ 27           $   1       $ 35     $    5,827    $ 64,861   $   50,840
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......         (22)           (270)       (24)       (33,680)    (19,317)     (54,731)
    Administrative expense...........          (1)            (19)        (1)        (4,396)     (2,419)      (7,036)
                                             ----           -----       ----     ----------    --------   ----------
    Net investment income
     (loss)..........................           4            (288)        10        (32,249)     43,125      (10,927)
                                             ----           -----       ----     ----------    --------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............         570             940         30        930,589     546,918    2,322,254
    Cost of investments sold.........         570             940         27      1,349,852     543,160    2,320,967
                                             ----           -----       ----     ----------    --------   ----------
       Realized gains (losses)
        on fund shares...............          --              --          3       (419,263)      3,758        1,287
Realized gain distributions..........           9              --         --             --      19,154           --
                                             ----           -----       ----     ----------    --------   ----------
    Net realized gains (losses)......           9              --          3       (419,263)     22,912        1,287
Change in unrealized gains
 (losses)............................         121              --         29         79,577     (42,876)     119,441
                                             ----           -----       ----     ----------    --------   ----------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................         130              --         32       (339,686)    (19,964)     120,728
                                             ----           -----       ----     ----------    --------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................        $134           $(288)      $ 42     $ (371,935)   $ 23,161   $  109,801
                                             ====           =====       ====     ==========    ========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                         -------------------------------------------------------------------------------
                                            PIMCO
                                           VARIABLE
                                          INSURANCE    PROFUNDS    PROFUNDS    PROFUNDS        PROFUNDS       PROFUNDS
                                            TRUST         VP          VP          VP              VP             VP
                                         SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------ ----------- ----------- ----------- ------------------ -----------
                                          PIMCO VIT                             PROFUND
                                         TOTAL RETURN   PROFUND     PROFUND       VP           PROFUND         PROFUND
                                           (ADVISOR       VP          VP       LARGE-CAP          VP             VP
                                           SHARES)    FINANCIALS  HEALTH CARE    VALUE    TELECOMMUNICATIONS  UTILITIES
                                         ------------ ----------- ----------- ----------- ------------------ -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $  316,722    $    3      $    1      $   --          $   56         $   191
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........    (232,389)      (33)        (35)       (665)            (32)           (208)
    Administrative expense..............     (30,254)       (4)         (4)        (52)             (4)            (23)
                                          ----------    ------      ------      ------          ------         -------
    Net investment income
     (loss).............................      54,079       (34)        (38)       (717)             20             (40)
                                          ----------    ------      ------      ------          ------         -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   6,527,516     2,737       3,106         692           2,564          10,954
    Cost of investments sold............   6,331,249     1,879       1,717         685           2,133           7,362
                                          ----------    ------      ------      ------          ------         -------
       Realized gains (losses) on
        fund shares.....................     196,267       858       1,389           7             431           3,592
Realized gain distributions.............          --        --          --          --              --              --
                                          ----------    ------      ------      ------          ------         -------
    Net realized gains (losses).........     196,267       858       1,389           7             431           3,592
Change in unrealized gains
 (losses)...............................     164,452      (656)       (906)      4,194            (399)            (17)
                                          ----------    ------      ------      ------          ------         -------
    Net realized and change in
     unrealized gains (losses) on
     investments........................     360,719       202         483       4,201              32           3,575
                                          ----------    ------      ------      ------          ------         -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $  414,798    $  168      $  445      $3,484          $   52         $ 3,535
                                          ==========    ======      ======      ======          ======         =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                -----------------------------------------------------------------------------------------
                                    PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                 VT AMERICAN                                                  VT GEORGE          VT
                                  GOVERNMENT     VT CAPITAL   VT DIVERSIFIED   VT EQUITY        PUTNAM      GLOBAL ASSET
                                    INCOME     OPPORTUNITIES      INCOME         INCOME        BALANCED      ALLOCATION
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $  783,871     $    9,280    $ 2,135,726    $ 1,387,370    $   887,306     $  577,511
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (270,678)       (65,223)      (370,286)    (1,077,444)      (777,578)      (334,869)
    Administrative
     expense...................           --             --           (268)       (51,615)       (34,627)       (17,328)
                                  ----------     ----------    -----------    -----------    -----------     ----------
    Net investment income
     (loss)....................      513,193        (55,943)     1,765,172        258,311         75,101        225,314
                                  ----------     ----------    -----------    -----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    3,630,862      1,612,453      4,489,882     19,964,880     12,816,144      4,529,774
    Cost of investments
     sold......................    4,108,370      1,286,876      4,822,192     10,291,400     12,831,369      3,597,334
                                  ----------     ----------    -----------    -----------    -----------     ----------
       Realized gains
        (losses) on fund
        shares.................     (477,508)       325,577       (332,310)     9,673,480        (15,225)       932,440
Realized gain distributions....           --        877,778             --             --             --        987,814
                                  ----------     ----------    -----------    -----------    -----------     ----------
    Net realized gains
     (losses)..................     (477,508)     1,203,355       (332,310)     9,673,480        (15,225)     1,920,254
Change in unrealized gains
 (losses)......................      529,942       (899,244)    (1,646,886)    (1,997,695)     4,790,470       (333,150)
                                  ----------     ----------    -----------    -----------    -----------     ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............       52,434        304,111     (1,979,196)     7,675,785      4,775,245      1,587,104
                                  ----------     ----------    -----------    -----------    -----------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $  565,627     $  248,168    $  (214,024)   $ 7,934,096    $ 4,850,346     $1,812,418
                                  ==========     ==========    ===========    ===========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                -----------------------------------------------------------------------------------------
                                    PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                                     VT             VT
                                  VT GLOBAL    GLOBAL HEALTH      GLOBAL     VT GROWTH AND    VT GROWTH
                                    EQUITY          CARE        UTILITIES        INCOME     OPPORTUNITIES  VT HIGH YIELD
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $   68,018     $   75,621     $  328,525    $ 2,082,951     $   22,756    $ 2,323,760
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (242,408)      (417,899)      (161,379)    (2,120,798)      (150,474)      (520,960)
    Administrative
     expense...................           --         (7,769)        (2,962)       (56,784)           (63)       (37,224)
                                  ----------     ----------     ----------    -----------     ----------    -----------
    Net investment income
     (loss)....................     (174,390)      (350,047)       164,184        (94,631)      (127,781)     1,765,576
                                  ----------     ----------     ----------    -----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    2,943,159      6,131,591      2,710,317     29,125,138      2,626,847      8,857,536
    Cost of investments
     sold......................    2,694,046      4,139,156      2,757,706     24,461,269      1,932,502      8,668,059
                                  ----------     ----------     ----------    -----------     ----------    -----------
       Realized gains
        (losses) on fund
        shares.................      249,113      1,992,435        (47,389)     4,663,869        694,345        189,477
Realized gain distributions....           --      2,741,653        774,140             --        485,070             --
                                  ----------     ----------     ----------    -----------     ----------    -----------
    Net realized gains
     (losses)..................      249,113      4,734,088        726,751      4,663,869      1,179,415        189,477
Change in unrealized gains
 (losses)......................      (30,585)     2,473,621        525,174      8,759,823        150,958     (1,811,838)
                                  ----------     ----------     ----------    -----------     ----------    -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............      218,528      7,207,709      1,251,925     13,423,692      1,330,373     (1,622,361)
                                  ----------     ----------     ----------    -----------     ----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $   44,138     $6,857,662     $1,416,109    $13,329,061     $1,202,592    $   143,215
                                  ==========     ==========     ==========    ===========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -----------------------------------------------------------------------------------------
                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                           VT             VT             VT
                                                     INTERNATIONAL  INTERNATIONAL  INTERNATIONAL                       VT
                                        VT INCOME        EQUITY         GROWTH         VALUE       VT INVESTORS   MONEY MARKET
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 4,865,554    $   842,341    $     7,756    $   206,299    $   672,940    $     5,987
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................   (1,078,656)    (1,267,384)      (189,062)      (208,953)      (779,351)      (840,693)
    Administrative expense...........      (75,662)       (71,751)            --             (1)       (17,190)       (91,537)
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net investment income
     (loss)..........................    3,711,236       (496,794)      (181,306)        (2,655)      (123,601)      (926,243)
                                       -----------    -----------    -----------    -----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   15,865,345     20,012,667      2,593,142      2,351,765     10,541,511     32,198,721
    Cost of investments sold.........   15,829,818     20,356,293      1,940,638      2,733,253      7,331,524     32,198,721
                                       -----------    -----------    -----------    -----------    -----------    -----------
       Realized gains (losses)
        on fund shares...............       35,527       (343,626)       652,504       (381,488)     3,209,987             --
Realized gain distributions..........           --             --             --             --             --             --
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net realized gains (losses)......       35,527       (343,626)       652,504       (381,488)     3,209,987             --
Change in unrealized gains
 (losses)............................      106,270     (6,051,196)    (1,438,313)    (1,217,661)     3,409,498             --
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................      141,797     (6,394,822)      (785,809)    (1,599,149)     6,619,485             --
                                       -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 3,853,033    $(6,891,616)   $  (967,115)   $(1,601,804)   $ 6,495,884    $  (926,243)
                                       ===========    ===========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      ----------------------------------------------------------------------------------------
                                                                                                                 THE UNIVERSAL
                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM     INSTITUTIONAL
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST  FUNDS, INC.
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- -------------
                                                                                                                  VAN KAMPEN
                                                                                                                   UIF CORE
                                       VT MULTI-CAP   VT MULTI-CAP                  VT SMALL CAP                  PLUS FIXED
                                          GROWTH         VALUE       VT RESEARCH       VALUE        VT VOYAGER      INCOME
                                      -------------- -------------- -------------- -------------- -------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................  $   263,888     $   54,958     $  213,854    $    214,866   $   853,164     $ 21,173
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................   (1,141,683)      (107,380)      (359,475)       (626,969)   (1,609,523)     (11,311)
    Administrative expense...........      (14,871)            --         (4,295)        (14,684)      (65,447)        (726)
                                       -----------     ----------     ----------    ------------   -----------     --------
    Net investment income
     (loss)..........................     (892,666)       (52,422)      (149,916)       (426,787)     (821,806)       9,136
                                       -----------     ----------     ----------    ------------   -----------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   14,920,434      1,817,778      5,199,793      10,720,120    22,014,425       48,118
    Cost of investments sold.........   10,130,635      1,274,752      3,291,610       9,999,307    15,322,932       47,474
                                       -----------     ----------     ----------    ------------   -----------     --------
       Realized gains (losses)
        on fund shares...............    4,789,799        543,026      1,908,183         720,813     6,691,493          644
Realized gain distributions..........           --             --             --      10,634,779     2,189,125           --
                                       -----------     ----------     ----------    ------------   -----------     --------
    Net realized gains
     (losses)........................    4,789,799        543,026      1,908,183      11,355,592     8,880,618          644
Change in unrealized gains
 (losses)............................    5,246,411        195,725      1,434,348     (10,334,607)      647,307       31,429
                                       -----------     ----------     ----------    ------------   -----------     --------
    Net realized and change in
     unrealized gains (losses)
     on investments..................   10,036,210        738,751      3,342,531       1,020,985     9,527,925       32,073
                                       -----------     ----------     ----------    ------------   -----------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 9,143,544     $  686,329     $3,192,615    $    594,198   $ 8,706,119     $ 41,209
                                       ===========     ==========     ==========    ============   ===========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                ----------------------------------------------------------------------------------------------
                                THE UNIVERSAL      THE UNIVERSAL      THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                                INSTITUTIONAL      INSTITUTIONAL      INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                                 FUNDS, INC.        FUNDS, INC.        FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                                 SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                ------------- ----------------------- -------------- ------------- ------------- -------------
                                                                        VAN KAMPEN
                                 VAN KAMPEN                             UIF GLOBAL
                                UIF EMERGING        VAN KAMPEN        TACTICAL ASSET                VAN KAMPEN    VAN KAMPEN
                                   MARKETS          UIF GLOBAL          ALLOCATION    VAN KAMPEN    UIF MID CAP    UIF U.S.
                                   EQUITY     INFRASTRUCTURE (AL)(AO)   PORTFOLIO     UIF GROWTH      GROWTH      REAL ESTATE
                                ------------- ----------------------- -------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $    78,621        $       --         $   719,940    $        --   $        --   $  282,111
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (324,648)         (489,942)         (1,153,877)      (393,836)     (237,884)    (310,422)
    Administrative
     expense...................      (21,004)          (35,875)            (78,715)       (31,246)      (15,023)     (19,707)
                                 -----------        ----------         -----------    -----------   -----------   ----------
    Net investment income
     (loss)....................     (267,031)         (525,817)           (512,652)      (425,082)     (252,907)     (48,018)
                                 -----------        ----------         -----------    -----------   -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    4,721,630         6,464,015          15,209,329      4,958,807     3,265,621    4,576,191
    Cost of investments
     sold......................    4,222,094         6,082,047          14,263,551      2,788,355     2,507,382    3,621,968
                                 -----------        ----------         -----------    -----------   -----------   ----------
       Realized gains
        (losses) on fund
        shares.................      499,536           381,968             945,778      2,170,452       758,239      954,223
Realized gain
 distributions.................           --                --           7,283,706      1,808,112     2,012,728           --
                                 -----------        ----------         -----------    -----------   -----------   ----------
    Net realized gains
     (losses)..................      499,536           381,968           8,229,484      3,978,564     2,770,967      954,223
Change in unrealized gains
 (losses)......................   (1,393,612)        4,233,081          (6,911,526)    (2,384,148)   (2,496,551)   3,893,717
                                 -----------        ----------         -----------    -----------   -----------   ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............     (894,076)        4,615,049           1,317,958      1,594,416       274,416    4,847,940
                                 -----------        ----------         -----------    -----------   -----------   ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $(1,161,107)       $4,089,232         $   805,306    $ 1,169,334   $    21,509   $4,799,922
                                 ===========        ==========         ===========    ===========   ===========   ==========

--------
(al)On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(ao)For the period beginning April 25, 2014 and ended December 31, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      ------------------------------------------------------------------------------------------
                                      THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL    THE UNIVERSAL    THE UNIVERSAL  THE UNIVERSAL
                                      INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL  INSTITUTIONAL
                                       FUNDS, INC.   FUNDS, INC.   FUNDS, INC.      FUNDS, INC.      FUNDS, INC.    FUNDS, INC.
                                       (CLASS II)    (CLASS II)    (CLASS II)       (CLASS II)        (CLASS II)    (CLASS II)
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------------- -------------- -------------
                                                                                                      VAN KAMPEN
                                                     VAN KAMPEN                                       UIF GLOBAL
                                       VAN KAMPEN   UIF EMERGING   VAN KAMPEN       VAN KAMPEN      TACTICAL ASSET
                                      UIF EMERGING     MARKETS     UIF GLOBAL       UIF GLOBAL        ALLOCATION    VAN KAMPEN
                                      MARKETS DEBT     EQUITY       FRANCHISE     INFRASTRUCTURE      PORTFOLIO     UIF GROWTH
                                       (CLASS II)    (CLASS II)    (CLASS II)   (CLASS II) (AN)(AO)   (CLASS II)    (CLASS II)
                                      ------------- ------------- ------------- ------------------- -------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $  601,464    $   26,137    $   860,115      $       --       $   225,801    $       --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (157,746)     (118,372)      (610,950)       (160,456)         (489,016)      (92,166)
    Administrative expense...........     (21,451)      (15,363)       (79,938)        (11,392)          (38,154)      (12,561)
                                       ----------    ----------    -----------      ----------       -----------    ----------
    Net investment income
     (loss)..........................     422,267      (107,598)       169,227        (171,848)         (301,369)     (104,727)
                                       ----------    ----------    -----------      ----------       -----------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   3,234,070     2,741,623     12,103,720       1,481,640         5,804,178     1,940,044
    Cost of investments sold.........   3,205,593     2,595,446     10,566,938       1,389,490         5,382,339     1,052,212
                                       ----------    ----------    -----------      ----------       -----------    ----------
       Realized gains (losses)
        on fund shares...............      28,477       146,177      1,536,782          92,150           421,839       887,832
Realized gain distributions..........      83,563            --      6,093,450              --         2,503,724       489,149
                                       ----------    ----------    -----------      ----------       -----------    ----------
    Net realized gains (losses)......     112,040       146,177      7,630,232          92,150         2,925,563     1,376,981
Change in unrealized gains
 (losses)............................    (316,471)     (439,342)    (6,631,575)      1,103,251        (2,482,864)     (971,176)
                                       ----------    ----------    -----------      ----------       -----------    ----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................    (204,431)     (293,165)       998,657       1,195,401           442,699       405,805
                                       ----------    ----------    -----------      ----------       -----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $  217,836    $ (400,763)   $ 1,167,884      $1,023,553       $   141,330    $  301,078
                                       ==========    ==========    ===========      ==========       ===========    ==========

--------
(an)On April 25, 2014, Global Infrastructure (Class Y Shares) merged into UIF Global Infrastructure (Class II)
(ao)For the period beginning April 25, 2014 and ended December 31, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                ------------------------------------------
                                                                THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                                                                INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                                                 FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                                                                 (CLASS II)     (CLASS II)    (CLASS II)
                                                                 SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                                                ------------- -------------- -------------
                                                                 VAN KAMPEN   VAN KAMPEN UIF  VAN KAMPEN
                                                                 UIF MID CAP  SMALL COMPANY    UIF U.S.
                                                                   GROWTH         GROWTH      REAL ESTATE
                                                                 (CLASS II)     (CLASS II)    (CLASS II)
                                                                ------------- -------------- -------------
NET INVESTMENT INCOME (LOSS)
Dividends......................................................  $        --   $        --    $   453,074
Charges from Allstate Life Insurance Company:
    Mortality and expense risk.................................     (306,411)     (151,172)      (530,870)
    Administrative expense.....................................      (39,249)      (18,875)       (71,009)
                                                                 -----------   -----------    -----------
    Net investment income (loss)...............................     (345,660)     (170,047)      (148,805)
                                                                 -----------   -----------    -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales........................................    6,375,899     2,998,377     12,223,848
    Cost of investments sold...................................    5,116,328     2,231,725      9,839,457
                                                                 -----------   -----------    -----------
       Realized gains (losses) on fund shares..................    1,259,571       766,652      2,384,391
Realized gain distributions....................................    2,773,248     2,980,150             --
                                                                 -----------   -----------    -----------
    Net realized gains (losses)................................    4,032,819     3,746,802      2,384,391
Change in unrealized gains (losses)............................   (3,749,350)   (5,466,066)     6,810,339
                                                                 -----------   -----------    -----------
    Net realized and change in unrealized gains (losses) on
     investments...............................................      283,469    (1,719,264)     9,194,730
                                                                 -----------   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS....................................................  $   (62,191)  $(1,889,311)   $ 9,045,925
                                                                 ===========   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------
                                                 ADVANCED                ADVANCED                 ADVANCED
                                               SERIES TRUST            SERIES TRUST             SERIES TRUST
                                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  ----------------------  ------------------------
                                                    AST                                              AST
                                            ACADEMIC STRATEGIES             AST                   BALANCED
                                             ASSET ALLOCATION       ADVANCED STRATEGIES       ASSET ALLOCATION
                                          ----------------------  ----------------------  ------------------------
                                             2014        2013        2014        2013         2014         2013
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (104,433) $ (110,236) $  (44,453) $  (43,137) $  (145,222) $  (141,336)
Net realized gains (losses)..............    231,355     206,633      72,813     114,138      238,502      254,469
Change in unrealized gains (losses)......        181     405,766      84,236     284,564      395,249    1,313,503
                                          ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    127,103     502,163     112,596     355,565      488,529    1,426,636
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      1,500       1,500          --          --        1,350        1,950
Benefit payments.........................         --          --          --          --         (597)        (512)
Payments on termination..................   (445,978)   (587,212)   (143,262)   (331,198)    (593,287)    (680,856)
Contract Maintenance Charge..............    (17,076)    (17,306)     (8,994)     (9,372)     (47,482)     (47,703)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (144,317)   (262,264)     24,468      79,418       83,168      284,603
                                          ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (605,871)   (865,282)   (127,788)   (261,152)    (556,848)    (442,518)
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (478,768)   (363,119)    (15,192)     94,413      (68,319)     984,118
NET ASSETS AT BEGINNING OF
 PERIOD..................................  6,288,316   6,651,435   2,674,582   2,580,169   10,076,295    9,092,177
                                          ----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $5,809,548  $6,288,316  $2,659,390  $2,674,582  $10,007,976  $10,076,295
                                          ==========  ==========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    582,880     666,613     210,983     233,114      814,810      852,585
       Units issued......................     34,841      57,177       6,515      19,369       11,492       62,073
       Units redeemed....................    (90,127)   (140,910)    (16,407)    (41,500)     (55,187)     (99,848)
                                          ----------  ----------  ----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................    527,594     582,880     201,091     210,983      771,115      814,810
                                          ==========  ==========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ----------------------------------------------------------
                                                         ADVANCED            ADVANCED            ADVANCED
                                                       SERIES TRUST        SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  -------------------  ------------------
                                                            AST                AST                  AST
                                                     BLACKROCK GLOBAL          BOND                BOND
                                                        STRATEGIES        PORTFOLIO 2018      PORTFOLIO 2019
                                                     ----------------  -------------------  ------------------
                                                       2014     2013      2014      2013      2014      2013
                                                     -------  -------  ---------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (452) $  (278) $  (7,383) $ (9,581) $ (6,041) $ (6,123)
Net realized gains (losses).........................     330       19     13,148     3,776      (506)     (556)
Change in unrealized gains (losses).................     877    1,843        156   (23,824)   13,772   (15,520)
                                                     -------  -------  ---------  --------  --------  --------
Increase (decrease) in net assets from operations...     755    1,584      5,921   (29,629)    7,225   (22,199)
                                                     -------  -------  ---------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --       --         --        --        --        --
Benefit payments....................................      --       --         --        --        --        --
Payments on termination.............................      --       --   (102,606)  (31,500)       --        --
Contract Maintenance Charge.........................      --       (7)      (280)     (385)      (35)      (35)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (133)      --    (42,369)        1        --         1
                                                     -------  -------  ---------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................    (133)      (7)  (145,255)  (31,884)      (35)      (34)
                                                     -------  -------  ---------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................     622    1,577   (139,334)  (61,513)    7,190   (22,233)
NET ASSETS AT BEGINNING OF PERIOD...................  18,877   17,300    598,146   659,659   313,192   335,425
                                                     -------  -------  ---------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $19,499  $18,877  $ 458,812  $598,146  $320,382  $313,192
                                                     =======  =======  =========  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,711    1,711     43,629    45,888    23,471    23,474
       Units issued.................................   6,164       --         --        --        --        --
       Units redeemed...............................  (6,164)      --    (10,508)   (2,259)       (3)       (3)
                                                     -------  -------  ---------  --------  --------  --------
    Units outstanding at end of period..............   1,711    1,711     33,121    43,629    23,468    23,471
                                                     =======  =======  =========  ========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ----------------------------------------------------------------
                                                       ADVANCED              ADVANCED              ADVANCED
                                                     SERIES TRUST          SERIES TRUST          SERIES TRUST
                                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                 -------------------  ----------------------  ------------------
                                                         AST                    AST                   AST
                                                         BOND                  BOND                  BOND
                                                    PORTFOLIO 2022        PORTFOLIO 2023        PORTFOLIO 2024
                                                 -------------------  ----------------------  ------------------
                                                   2014       2013       2014        2013       2014    2013 (AP)
                                                 --------  ---------  ----------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $ (2,610) $  (5,190) $  (14,838) $  (13,140) $ (4,229) $ (2,386)
Net realized gains (losses).....................       88     20,518      31,034     (33,659)    6,732    (5,208)
Change in unrealized gains (losses).............   13,829    (47,909)     89,715     (33,855)   28,602    (5,959)
                                                 --------  ---------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations.....................................   11,307    (32,581)    105,911     (80,654)   31,105   (13,553)
                                                 --------  ---------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --         --          --          --        --        --
Benefit payments................................       --         --          --          --        --        --
Payments on termination.........................       --         --      (9,549)    (55,705)  (20,078)  (14,892)
Contract Maintenance Charge.....................       --       (117)       (282)       (544)     (254)       --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................        1   (390,017)   (733,374)  1,213,207   159,960   267,770
                                                 --------  ---------  ----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................        1   (390,134)   (743,205)  1,156,958   139,628   252,878
                                                 --------  ---------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   11,308   (422,715)   (637,294)  1,076,304   170,733   239,325
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  135,228    557,943   1,267,865     191,561   239,325        --
                                                 --------  ---------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD..................... $146,536  $ 135,228  $  630,571  $1,267,865  $410,058  $239,325
                                                 ========  =========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   12,219     44,497     137,703      18,361    27,331        --
       Units issued.............................       --      7,500       1,415     259,668    32,114    55,206
       Units redeemed...........................       --    (39,778)    (77,238)   (140,326)  (17,999)  (27,875)
                                                 --------  ---------  ----------  ----------  --------  --------
    Units outstanding at end of period..........   12,219     12,219      61,880     137,703    41,446    27,331
                                                 ========  =========  ==========  ==========  ========  ========

--------
(ap)For the period beginning January 2, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ----------------------------------------------------------
                                                        ADVANCED            ADVANCED              ADVANCED
                                                      SERIES TRUST        SERIES TRUST          SERIES TRUST
                                                      SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                                     -------------- -----------------------  -----------------
                                                          AST                 AST                   AST
                                                          BOND           CAPITAL GROWTH           COHEN &
                                                     PORTFOLIO 2025     ASSET ALLOCATION       STEERS REALTY
                                                     -------------- -----------------------  -----------------
                                                        2014 (A)        2014        2013       2014      2013
                                                     -------------- -----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................    $  (197)    $  (115,555) $ (115,623) $ (1,346) $(1,194)
Net realized gains (losses).........................        136         490,556     267,545     2,472     (227)
Change in unrealized gains (losses).................      1,341         (15,648)  1,192,936    23,985      840
                                                        -------     -----------  ----------  --------  -------
Increase (decrease) in net assets from operations...      1,280         359,353   1,344,858    25,111     (581)
                                                        -------     -----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................         --             240       3,840        --       --
Benefit payments....................................         --              --          --        --       --
Payments on termination.............................         --      (1,379,267)   (724,647)   (9,308)  (3,324)
Contract Maintenance Charge.........................         --         (26,566)    (25,900)      (33)     (30)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     33,280          34,184     464,683     2,509   14,259
                                                        -------     -----------  ----------  --------  -------
Increase (decrease) in net assets from contract
 transactions.......................................     33,280      (1,371,409)   (282,024)   (6,832)  10,905
                                                        -------     -----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS...................     34,560      (1,012,056)  1,062,834    18,279   10,324
NET ASSETS AT BEGINNING OF PERIOD...................         --       7,452,629   6,389,795    84,561   74,237
                                                        -------     -----------  ----------  --------  -------
NET ASSETS AT END OF PERIOD.........................    $34,560     $ 6,440,573  $7,452,629  $102,840  $84,561
                                                        =======     ===========  ==========  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........         --         624,641     646,748     6,998    6,267
       Units issued.................................      3,578          14,491      99,918       189    1,085
       Units redeemed...............................       (530)       (125,385)   (122,025)     (590)    (354)
                                                        -------     -----------  ----------  --------  -------
    Units outstanding at end of period..............      3,048         513,747     624,641     6,597    6,998
                                                        =======     ===========  ==========  ========  =======

--------
(a)For the period beginning January 2, 2014 and ended December 31, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 -------------------------------------------------------------------
                                                      ADVANCED              ADVANCED                ADVANCED
                                                    SERIES TRUST          SERIES TRUST            SERIES TRUST
                                                     SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
                                                 ------------------  ----------------------  ----------------------
                                                                                                  AST FRANKLIN
                                                         AST                   AST                  TEMPLETON
                                                    FI PYRAMIS(R)          FI PYRAMIS            FOUNDING FUNDS
                                                  ASSET ALLOCATION      QUANTITATIVE (B)           ALLOCATION
                                                 ------------------  ----------------------  ----------------------
                                                   2014      2013       2014        2013        2014        2013
                                                 --------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $ (5,067) $ (4,315) $  (37,310) $  (41,385) $  (47,015) $  (45,339)
Net realized gains (losses).....................    3,538     6,560      84,132     156,064      64,351      76,566
Change in unrealized gains (losses).............   14,906    42,465     (25,580)    181,511      39,960     627,135
                                                 --------  --------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................   13,377    44,710      21,242     296,190      57,296     658,362
                                                 --------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       --        --         483       6,425          --         600
Benefit payments................................       --        --          --          --          --          --
Payments on termination.........................   (4,106)   (3,566)   (480,844)   (448,080)   (108,133)   (251,736)
Contract Maintenance Charge.....................   (1,524)   (1,436)     (7,055)     (8,773)    (17,353)    (17,601)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   11,497    57,893     127,574       1,315     (47,346)    (43,013)
                                                 --------  --------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................    5,867    52,891    (359,842)   (449,113)   (172,832)   (311,750)
                                                 --------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   19,244    97,601    (338,600)   (152,923)   (115,536)    346,612
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  318,389   220,788   2,402,046   2,554,969   3,337,370   2,990,758
                                                 --------  --------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $337,633  $318,389  $2,063,446  $2,402,046  $3,221,834  $3,337,370
                                                 ========  ========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   25,210    20,475     218,896     262,532     252,503     277,762
       Units issued.............................    1,163     9,190      24,666      69,597       6,195      42,279
       Units redeemed...........................     (693)   (4,455)    (59,309)   (113,233)    (19,109)    (67,538)
                                                 --------  --------  ----------  ----------  ----------  ----------
    Units outstanding at end of period..........   25,680    25,210     184,253     218,896     239,589     252,503
                                                 ========  ========  ==========  ==========  ==========  ==========

--------
(b)Previously known as AST First Trust Balanced Target

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ---------------------------------------------------
                                                        ADVANCED       ADVANCED           ADVANCED
                                                      SERIES TRUST   SERIES TRUST       SERIES TRUST
                                                      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                                     -------------- --------------  -------------------
                                                      AST FRANKLIN
                                                       TEMPLETON          AST               AST
                                                     FOUNDING FUNDS     GLOBAL         GOLDMAN SACHS
                                                          PLUS        REAL ESTATE   CONCENTRATED GROWTH
                                                     -------------- --------------  --------------------
                                                          2014       2014    2013   2014 (C)(D)   2013
                                                     -------------- ------  ------  ----------- -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................    $  (154)    $  (41) $  (41)  $    (67)  $  (624)
Net realized gains (losses).........................       (366)        75      72     23,403     2,739
Change in unrealized gains (losses).................         --        273      48    (24,209)   10,692
                                                        -------     ------  ------   --------   -------
Increase (decrease) in net assets from operations...       (520)       307      79       (873)   12,807
                                                        -------     ------  ------   --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................         --         --      --         --        --
Benefit payments....................................         --         --      --         --        --
Payments on termination.............................         --       (171)   (182)      (953)   (6,299)
Contract Maintenance Charge.........................         --        (14)    (15)        (4)      (42)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................        520          1      --    (53,049)     (530)
                                                        -------     ------  ------   --------   -------
Increase (decrease) in net assets from contract
 transactions.......................................        520       (184)   (197)   (54,006)   (6,871)
                                                        -------     ------  ------   --------   -------
INCREASE (DECREASE) IN NET ASSETS...................         --        123    (118)   (54,879)    5,936
NET ASSETS AT BEGINNING OF PERIOD...................         --      2,641   2,759     54,879    48,943
                                                        -------     ------  ------   --------   -------
NET ASSETS AT END OF PERIOD.........................    $    --     $2,764  $2,641   $     --   $54,879
                                                        =======     ======  ======   ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........         --        228     245      3,854     4,403
       Units issued.................................      6,306         --      --         --        --
       Units redeemed...............................     (6,306)       (15)    (17)    (3,854)     (549)
                                                        -------     ------  ------   --------   -------
    Units outstanding at end of period..............         --        213     228         --     3,854
                                                        =======     ======  ======   ========   =======

--------
(c)On February 7, 2014, AST Goldman Sachs Concentrated Growth merged into AST Loomis Sayles Large-Cap Growth
(d)For the period beginning January 1, 2014 and ended February 7, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     -------------------------------------------------------
                                                         ADVANCED          ADVANCED           ADVANCED
                                                       SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                     ----------------  ----------------  ------------------
                                                            AST               AST                AST
                                                       GOLDMAN SACHS     GOLDMAN SACHS      GOLDMAN SACHS
                                                      LARGE-CAP VALUE   MID-CAP GROWTH       MULTI-ASSET
                                                     ----------------  ----------------  ------------------
                                                       2014     2013     2014     2013     2014      2013
                                                     -------  -------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (136) $  (118) $  (717) $  (619) $ (7,828) $ (7,791)
Net realized gains (losses).........................   1,349        8      405      152    18,121    10,143
Change in unrealized gains (losses).................     (61)   2,702    5,780   13,286     2,767    39,370
                                                     -------  -------  -------  -------  --------  --------
Increase (decrease) in net assets from operations...   1,152    2,592    5,468   12,819    13,060    41,722
                                                     -------  -------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --       --       --        --        --
Benefit payments....................................      --       --       --       --        --        --
Payments on termination.............................      --       --     (601)    (394)  (40,365)   (1,940)
Contract Maintenance Charge.........................     (13)     (13)     (13)     (12)   (2,502)   (2,434)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     102        1      (73)    (118)  (35,419)   (6,314)
                                                     -------  -------  -------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................      89      (12)    (687)    (524)  (78,286)  (10,688)
                                                     -------  -------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   1,241    2,580    4,781   12,295   (65,226)   31,034
NET ASSETS AT BEGINNING OF PERIOD...................  10,708    8,128   54,699   42,404   574,234   543,200
                                                     -------  -------  -------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $11,949  $10,708  $59,480  $54,699  $509,008  $574,234
                                                     =======  =======  =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........     935      937    3,309    3,347    48,723    49,920
       Units issued.................................     393       --        1       --     6,317     6,994
       Units redeemed...............................    (394)      (2)     (42)     (38)  (12,929)   (8,191)
                                                     -------  -------  -------  -------  --------  --------
    Units outstanding at end of period..............     934      935    3,268    3,309    42,111    48,723
                                                     =======  =======  =======  =======  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                              -----------------------------------------------------
                                                                 ADVANCED         ADVANCED           ADVANCED
                                                               SERIES TRUST     SERIES TRUST       SERIES TRUST
                                                                SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                                              --------------  ----------------  ------------------
                                                                    AST              AST
                                                               GOLDMAN SACHS       HERNDON              AST
                                                              SMALL-CAP VALUE  LARGE-CAP VALUE      HIGH YIELD
                                                              --------------  ----------------  ------------------
                                                               2014    2013     2014     2013     2014      2013
                                                              ------  ------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $  (99) $  (88) $  (334) $  (312) $   (968) $ (1,180)
Net realized gains (losses)..................................     98      62    1,702      473     1,958     1,663
Change in unrealized gains (losses)..........................    435   2,117   (1,274)   6,718       494     4,615
                                                              ------  ------  -------  -------  --------  --------
Increase (decrease) in net assets from operations............    434   2,091       94    6,879     1,484     5,098
                                                              ------  ------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................     --      --       --       --        --        --
Benefit payments.............................................     --      --       --       --      (290)     (259)
Payments on termination......................................   (132)   (120)    (538)  (2,881)  (13,972)  (17,739)
Contract Maintenance Charge..................................    (14)    (16)     (14)     (15)      (29)      (36)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................     (1)     --      451     (546)    1,538    16,823
                                                              ------  ------  -------  -------  --------  --------
Increase (decrease) in net assets from contract transactions.   (147)   (136)    (101)  (3,442)  (12,753)   (1,211)
                                                              ------  ------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS............................    287   1,955       (7)   3,437   (11,269)    3,887
NET ASSETS AT BEGINNING OF PERIOD............................  7,693   5,738   25,465   22,028    88,675    84,788
                                                              ------  ------  -------  -------  --------  --------
NET ASSETS AT END OF PERIOD.................................. $7,980  $7,693  $25,458  $25,465  $ 77,406  $ 88,675
                                                              ======  ======  =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period.................    410     419    2,211    2,540     6,248     6,352
       Units issued..........................................     --      --      675      135       108     1,202
       Units redeemed........................................     (8)     (9)    (680)    (464)     (982)   (1,306)
                                                              ------  ------  -------  -------  --------  --------
    Units outstanding at end of period.......................    402     410    2,206    2,211     5,374     6,248
                                                              ======  ======  =======  =======  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     -----------------------------------------------------------------
                                                         ADVANCED             ADVANCED                ADVANCED
                                                       SERIES TRUST         SERIES TRUST            SERIES TRUST
                                                        SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
                                                     -------------------  ------------------  -----------------------
                                                                                                        AST
                                                            AST                  AST                 INVESTMENT
                                                     INTERNATIONAL GROWTH INTERNATIONAL VALUE        GRADE BOND
                                                     -------------------- ------------------  -----------------------
                                                       2014       2013      2014      2013       2014         2013
                                                      -------   -------   -------   -------   ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (577)   $  (635)  $  (793)  $  (855)  $  (32,492) $   (48,921)
Net realized gains (losses).........................     479      1,337      (110)     (597)      62,942       92,417
Change in unrealized gains (losses).................  (3,268)     7,346    (4,129)   12,363       84,699     (174,643)
                                                      -------   -------   -------   -------   ----------  -----------
Increase (decrease) in net assets from operations...  (3,366)     8,048    (5,032)   10,911      115,149     (131,147)
                                                      -------   -------   -------   -------   ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --         --        --     1,380           --           --
Benefit payments....................................      --         --        --        --           --           --
Payments on termination.............................  (2,601)    (8,523)   (2,021)   (9,556)    (240,155)    (351,001)
Contract Maintenance Charge.........................     (28)       (30)      (25)      (33)     (16,913)     (25,177)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   1,680     (1,245)       (1)        7     (320,259)  (1,739,738)
                                                      -------   -------   -------   -------   ----------  -----------
Increase (decrease) in net assets from contract
 transactions.......................................    (949)    (9,798)   (2,047)   (8,202)    (577,327)  (2,115,916)
                                                      -------   -------   -------   -------   ----------  -----------
INCREASE (DECREASE) IN NET ASSETS...................  (4,315)    (1,750)   (7,079)    2,709     (462,178)  (2,247,063)
NET ASSETS AT BEGINNING OF PERIOD...................  49,492     51,242    64,886    62,177    2,488,268    4,735,331
                                                      -------   -------   -------   -------   ----------  -----------
NET ASSETS AT END OF PERIOD......................... $45,177    $49,492   $57,807   $64,886   $2,026,090  $ 2,488,268
                                                      =======   =======   =======   =======   ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,992      6,085     6,746     7,629      169,331      306,627
       Units issued.................................     233        513        --       169       53,671      122,238
       Units redeemed...............................    (339)    (1,606)     (221)   (1,052)     (91,600)    (259,534)
                                                      -------   -------   -------   -------   ----------  -----------
    Units outstanding at end of period..............   4,886      4,992     6,525     6,746      131,402      169,331
                                                      =======   =======   =======   =======   ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                   ----------------------------------------------------------------
                                                        ADVANCED           ADVANCED                ADVANCED
                                                      SERIES TRUST       SERIES TRUST            SERIES TRUST
                                                       SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
                                                   ------------------  -------------------  ----------------------
                                                           AST                AST                     AST
                                                   J.P. MORGAN GLOBAL     J.P. MORGAN        J.P. MORGAN STRATEGIC
                                                        THEMATIC       INTERNATIONAL EQUITY      OPPORTUNITIES
                                                   ------------------  -------------------  ----------------------
                                                     2014      2013      2014       2013       2014        2013
                                                   --------  --------   -------   -------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $ (2,490) $ (2,256) $  (824)   $  (793)  $  (53,466) $  (52,889)
Net realized gains (losses).......................    2,171     4,268      144         53       78,977      92,985
Change in unrealized gains (losses)...............    8,907    19,636   (3,505)     7,229       96,477     251,776
                                                   --------  --------   -------   -------   ----------  ----------
Increase (decrease) in net assets from operations.    8,588    21,648   (4,185)     6,489      121,988     291,872
                                                   --------  --------   -------   -------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................       --        --       --         --        1,310         210
Benefit payments..................................       --        --       --         --           --          --
Payments on termination...........................   (4,010)  (10,140)      --     (2,060)    (216,125)   (335,371)
Contract Maintenance Charge.......................     (732)     (722)      (4)        (4)     (13,052)    (13,610)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................     (373)   48,748       --         (1)      77,150     178,177
                                                   --------  --------   -------   -------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions.....................................   (5,115)   37,886       (4)    (2,065)    (150,717)   (170,594)
                                                   --------  --------   -------   -------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS.................    3,473    59,534   (4,189)     4,424      (28,729)    121,278
NET ASSETS AT BEGINNING OF PERIOD.................  178,210   118,676   53,480     49,056    3,339,028   3,217,750
                                                   --------  --------   -------   -------   ----------  ----------
NET ASSETS AT END OF PERIOD....................... $181,683  $178,210  $49,291    $53,480   $3,310,299  $3,339,028
                                                   ========  ========   =======   =======   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period......   14,105    10,719    5,209      5,421      285,146     300,029
       Units issued...............................       --     7,214       --         --       15,101      40,502
       Units redeemed.............................     (392)   (3,828)      --       (212)     (27,667)    (55,385)
                                                   --------  --------   -------   -------   ----------  ----------
    Units outstanding at end of period............   13,713    14,105    5,209      5,209      272,580     285,146
                                                   ========  ========   =======   =======   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------
                                                         ADVANCED          ADVANCED           ADVANCED
                                                       SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                     ---------------  ------------------  ----------------
                                                                              AST                AST
                                                           AST           LOOMIS SAYLES       LORD ABBETT
                                                     LARGE-CAP VALUE   LARGE-CAP GROWTH   CORE FIXED INCOME
                                                     ---------------  ------------------- ----------------
                                                       2014    2013   2014 (C)    2013      2014     2013
                                                     -------  ------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (96) $  (83) $ (2,286) $ (1,617) $  (703) $  (722)
Net realized gains (losses).........................   2,792      14     5,214       729      480      292
Change in unrealized gains (losses).................  (1,810)  2,363    12,393    35,295    3,212   (1,553)
                                                     -------  ------  --------  --------  -------  -------
Increase (decrease) in net assets from operations...     886   2,294    15,321    34,407    2,989   (1,983)
                                                     -------  ------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --      --        --     2,761       --    1,725
Benefit payments....................................      --      --    (1,429)   (1,125)    (519)    (480)
Payments on termination.............................      --      --   (26,818)     (750)  (2,714)  (2,588)
Contract Maintenance Charge.........................      (2)     (4)      (55)      (17)     (22)     (23)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     146       1    52,343        40       --       --
                                                     -------  ------  --------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................     144      (3)   24,041       909   (3,255)  (1,366)
                                                     -------  ------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................   1,030   2,291    39,362    35,316     (266)  (3,349)
NET ASSETS AT BEGINNING OF PERIOD...................   8,290   5,999   132,822    97,506   58,466   61,815
                                                     -------  ------  --------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $ 9,320  $8,290  $172,184  $132,822  $58,200  $58,466
                                                     =======  ======  ========  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........     748     748    10,022     9,908    4,493    4,599
       Units issued.................................     667      --     4,015       271       --      131
       Units redeemed...............................    (667)     --    (2,149)     (157)    (239)    (237)
                                                     -------  ------  --------  --------  -------  -------
    Units outstanding at end of period..............     748     748    11,888    10,022    4,254    4,493
                                                     =======  ======  ========  ========  =======  =======

--------
(c)On February 7, 2014, AST Goldman Sachs Concentrated Growth merged into AST Loomis Sayles Large-Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     ------------------------------------------------------
                                                         ADVANCED           ADVANCED          ADVANCED
                                                       SERIES TRUST       SERIES TRUST      SERIES TRUST
                                                        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                     ----------------  -----------------  ----------------
                                                            AST               AST            AST MID-CAP
                                                     MFS GLOBAL EQUITY     MFS GROWTH           VALUE
                                                     ----------------  -----------------  ----------------
                                                       2014     2013     2014      2013     2014     2013
                                                     -------  -------  --------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (773) $  (710) $   (128) $  (183) $  (617) $  (526)
Net realized gains (losses).........................     470      638     6,846      475      419      220
Change in unrealized gains (losses).................   1,949   14,455    (5,963)   4,572    5,635    9,867
                                                     -------  -------  --------  -------  -------  -------
Increase (decrease) in net assets from operations...   1,646   14,383       755    4,864    5,437    9,561
                                                     -------  -------  --------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --        --       --       --       --
Benefit payments....................................    (709)    (589)       --       --       --       --
Payments on termination.............................    (184)  (2,710)  (14,997)  (1,172)    (209)      --
Contract Maintenance Charge.........................      (6)      (9)      (18)     (16)      (4)      (6)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................       1       --         1       (1)      --       (1)
                                                     -------  -------  --------  -------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................    (898)  (3,308)  (15,014)  (1,189)    (213)      (7)
                                                     -------  -------  --------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................     748   11,075   (14,259)   3,675    5,224    9,554
NET ASSETS AT BEGINNING OF PERIOD...................  67,341   56,266    17,971   14,296   40,887   31,333
                                                     -------  -------  --------  -------  -------  -------
NET ASSETS AT END OF PERIOD......................... $68,089  $67,341  $  3,712  $17,971  $46,111  $40,887
                                                     =======  =======  ========  =======  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,661    4,913     1,256    1,350    2,842    2,842
       Units issued.................................      --       --        --       --       --       --
       Units redeemed...............................     (61)    (252)   (1,014)     (94)     (14)      --
                                                     -------  -------  --------  -------  -------  -------
    Units outstanding at end of period..............   4,600    4,661       242    1,256    2,828    2,842
                                                     =======  =======  ========  =======  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     -----------------------------------------------------------
                                                            ADVANCED            ADVANCED           ADVANCED
                                                          SERIES TRUST        SERIES TRUST       SERIES TRUST
                                                          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                     ---------------------  ----------------   ----------------
                                                                                   AST                AST
                                                           AST MONEY        NEUBERGER BERMAN / NEUBERGER BERMAN
                                                             MARKET         LSV MID-CAP VALUE   MID-CAP GROWTH
                                                     ---------------------  ----------------   ----------------
                                                        2014       2013       2014      2013     2014     2013
                                                     ---------  ----------  -------   -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (7,337) $   (7,027) $  (353)  $  (349) $  (620) $  (545)
Net realized gains (losses).........................        --          --    1,107     3,256      447      702
Change in unrealized gains (losses).................        --          --    2,410     6,286    3,626   12,246
                                                     ---------  ----------  -------   -------  -------  -------
Increase (decrease) in net assets from operations...    (7,337)     (7,027)   3,164     9,193    3,453   12,403
                                                     ---------  ----------  -------   -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................        --          --       --        --       --       --
Benefit payments....................................  (957,494)   (500,844)      --        --     (345)    (280)
Payments on termination.............................   (14,840)   (591,249)  (2,241)   (7,624)    (315)    (329)
Contract Maintenance Charge.........................      (117)        (95)     (28)      (24)     (11)      (9)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   990,255   1,195,710      817      (918)     828     (766)
                                                     ---------  ----------  -------   -------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................    17,804     103,522   (1,452)   (8,566)     157   (1,384)
                                                     ---------  ----------  -------   -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................    10,467      96,495    1,712       627    3,610   11,019
NET ASSETS AT BEGINNING OF PERIOD...................   421,579     325,084   25,901    25,274   51,637   40,618
                                                     ---------  ----------  -------   -------  -------  -------
NET ASSETS AT END OF PERIOD......................... $ 432,046  $  421,579  $27,613   $25,901  $55,247  $51,637
                                                     =========  ==========  =======   =======  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    44,908      33,818    1,718     2,344    3,663    3,777
       Units issued.................................   103,308     151,340       84       196       91      202
       Units redeemed...............................  (101,407)   (140,250)    (175)     (822)     (79)    (316)
                                                     ---------  ----------  -------   -------  -------  -------
    Units outstanding at end of period..............    46,809      44,908    1,627     1,718    3,675    3,663
                                                     =========  ==========  =======   =======  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------
                                                         ADVANCED         ADVANCED           ADVANCED
                                                       SERIES TRUST     SERIES TRUST       SERIES TRUST
                                                       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                     ---------------  ----------------  ------------------
                                                                             AST                AST
                                                           AST           PARAMETRIC            PIMCO
                                                      NEW DISCOVERY   EMERGING MARKETS   LIMITED MATURITY
                                                     ASSET ALLOCATION      EQUITY              BOND
                                                     ---------------  ----------------  ------------------
                                                      2014     2013     2014     2013     2014      2013
                                                     ------  -------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (77) $   (64) $  (216) $  (217) $ (1,186) $ (1,290)
Net realized gains (losses).........................     46      606      (11)       4      (766)   (1,289)
Change in unrealized gains (losses).................    186       31     (714)      35       716    (1,048)
                                                     ------  -------  -------  -------  --------  --------
Increase (decrease) in net assets from operations...    155      573     (941)    (178)   (1,236)   (3,627)
                                                     ------  -------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     --       --       --       --        --        --
Benefit payments....................................     --       --       --       --      (248)     (238)
Payments on termination.............................     --       --     (377)    (441)   (6,184)  (19,441)
Contract Maintenance Charge.........................     (4)      (2)     (43)     (51)      (18)      (59)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  2,028   (2,624)      --       --       (16)   10,078
                                                     ------  -------  -------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  2,024   (2,626)    (420)    (492)   (6,466)   (9,660)
                                                     ------  -------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  2,179   (2,053)  (1,361)    (670)   (7,702)  (13,287)
NET ASSETS AT BEGINNING OF PERIOD...................  3,451    5,504   15,837   16,507   102,865   116,152
                                                     ------  -------  -------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $5,630  $ 3,451  $14,476  $15,837  $ 95,163  $102,865
                                                     ======  =======  =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    285      532    1,584    1,633     8,814     9,610
       Units issued.................................    247      650       --       --       438       877
       Units redeemed...............................    (83)    (897)     (45)     (49)     (999)   (1,673)
                                                     ------  -------  -------  -------  --------  --------
    Units outstanding at end of period..............    449      285    1,539    1,584     8,253     8,814
                                                     ======  =======  =======  =======  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          ----------------------------------------------------------------------
                                                ADVANCED               ADVANCED                 ADVANCED
                                              SERIES TRUST           SERIES TRUST             SERIES TRUST
                                              SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                          -------------------  -----------------------  -----------------------
                                                  AST
                                                 PIMCO                   AST                      AST
                                              TOTAL RETURN           PRESERVATION              PRUDENTIAL
                                                  BOND             ASSET ALLOCATION        GROWTH ALLOCATION
                                          -------------------  -----------------------  -----------------------
                                            2014       2013        2014        2013        2014         2013
                                          --------  ---------  -----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (1,431) $  (4,969) $  (135,887) $ (133,308) $ (150,651) $  (141,018)
Net realized gains (losses)..............    2,119      8,325      349,052     241,763     381,745      426,637
Change in unrealized gains (losses)......    2,599    (20,435)     131,709     492,352     433,091      968,355
                                          --------  ---------  -----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 operations..............................    3,287    (17,079)     344,874     600,807     664,185    1,253,974
                                          --------  ---------  -----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       --      1,725          483         434          --           --
Benefit payments.........................     (520)      (485)          --          --          --           --
Payments on termination..................   (8,324)   (46,711)  (1,021,266)   (670,785)   (629,149)  (2,650,308)
Contract Maintenance Charge..............      (37)       (69)     (27,044)    (26,415)    (49,184)     (45,400)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      716   (263,869)     159,783     (97,841)    131,644      571,810
                                          --------  ---------  -----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (8,165)  (309,409)    (888,044)   (794,607)   (546,689)  (2,123,898)
                                          --------  ---------  -----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (4,878)  (326,488)    (543,170)   (193,800)    117,496     (869,924)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  113,997    440,485    8,487,378   8,681,178   9,290,520   10,160,444
                                          --------  ---------  -----------  ----------  ----------  -----------
NET ASSETS AT END OF PERIOD.............. $109,119  $ 113,997  $ 7,944,208  $8,487,378  $9,408,016  $ 9,290,520
                                          ========  =========  ===========  ==========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    8,522     32,751      684,088     751,850     877,917    1,112,176
       Units issued......................    1,341        331       56,251      73,920     112,931      215,761
       Units redeemed....................   (1,931)   (24,560)    (125,685)   (141,682)   (164,909)    (450,020)
                                          --------  ---------  -----------  ----------  ----------  -----------
    Units outstanding at end of period...    7,932      8,522      614,654     684,088     825,939      877,917
                                          ========  =========  ===========  ==========  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                   --------------------------------------------------------------
                                                        ADVANCED             ADVANCED              ADVANCED
                                                      SERIES TRUST         SERIES TRUST          SERIES TRUST
                                                      SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                   -----------------  ----------------------  ------------------
                                                          AST                   AST                   AST
                                                         QMA US                 RCM                SCHRODERS
                                                      EQUITY ALPHA         WORLD TRENDS         GLOBAL TACTICAL
                                                   -----------------  ----------------------  ------------------
                                                     2014     2013       2014        2013       2014      2013
                                                   -------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (608) $   (564) $  (25,336) $  (26,760) $ (7,167) $ (6,172)
Net realized gains (losses).......................     543     3,983      42,802     111,268     3,427     8,771
Change in unrealized gains (losses)...............   7,695     9,694      32,958      83,849    25,817    68,770
                                                   -------  --------  ----------  ----------  --------  --------
Increase (decrease) in net assets from operations.   7,630    13,113      50,424     168,357    22,077    71,369
                                                   -------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      --        --          --          --     9,900        --
Benefit payments..................................    (735)     (566)         --          --        --        --
Payments on termination...........................    (197)  (10,430)    (81,208)   (346,529)     (978)     (699)
Contract Maintenance Charge.......................     (13)      (13)     (4,533)     (4,699)   (1,218)   (1,154)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   1,612    (1,891)     13,373      (8,259)   11,797    47,680
                                                   -------  --------  ----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions.....................................     667   (12,900)    (72,368)   (359,487)   19,501    45,827
                                                   -------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS.................   8,297       213     (21,944)   (191,130)   41,578   117,196
NET ASSETS AT BEGINNING OF
 PERIOD...........................................  47,252    47,039   1,549,814   1,740,944   519,664   402,468
                                                   -------  --------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD....................... $55,549  $ 47,252  $1,527,870  $1,549,814  $561,242  $519,664
                                                   =======  ========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period......   3,709     4,838     136,191     168,568    42,661    38,412
       Units issued...............................     127       388       5,325      10,298     2,198     9,078
       Units redeemed.............................     (67)   (1,517)    (11,572)    (42,675)     (580)   (4,829)
                                                   -------  --------  ----------  ----------  --------  --------
    Units outstanding at end of period............   3,769     3,709     129,944     136,191    44,279    42,661
                                                   =======  ========  ==========  ==========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                         --------------------------------------------------------
                                               ADVANCED            ADVANCED         ADVANCED
                                             SERIES TRUST        SERIES TRUST     SERIES TRUST
                                             SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                         -------------------   ---------------  ----------------
                                                 AST                                   AST
                                         SCHRODERS MULTI-ASSET       AST        SMALL-CAP GROWTH
                                           WORLD STRATEGIES    SMALL-CAP GROWTH OPPORTUNITIES (E)
                                         -------------------   ---------------  -----------------
                                           2014        2013      2014    2013     2014     2013
                                         --------   ---------  -------  ------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............ $(10,905)  $ (12,371) $   (31) $  (40) $  (313) $  (272)
Net realized gains (losses).............   23,443      55,399    1,844     238      556      787
Change in unrealized gains (losses).....   (3,225)     48,715   (1,918)    757      657    6,799
                                         --------   ---------  -------  ------  -------  -------
Increase (decrease) in net assets from
 operations.............................    9,313      91,743     (105)    955      900    7,314
                                         --------   ---------  -------  ------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................       --          --       --      --       --       --
Benefit payments........................       --          --       --      --     (367)    (291)
Payments on termination.................  (61,318)   (266,115)  (3,008)     --     (815)    (721)
Contract Maintenance Charge.............   (3,711)     (4,548)      (4)     (3)     (15)     (13)
Transfers among the sub-accounts and
 with the Fixed Account--net............    4,635      62,070      350    (306)     790     (987)
                                         --------   ---------  -------  ------  -------  -------
Increase (decrease) in net assets from
 contract transactions..................  (60,394)   (208,593)  (2,662)   (309)    (407)  (2,012)
                                         --------   ---------  -------  ------  -------  -------
INCREASE (DECREASE) IN NET ASSETS.......  (51,081)   (116,850)  (2,767)    646      493    5,302
NET ASSETS AT BEGINNING OF PERIOD.......  704,000     820,850    3,689   3,043   25,180   19,878
                                         --------   ---------  -------  ------  -------  -------
NET ASSETS AT END OF PERIOD............. $652,919   $ 704,000  $   922  $3,689  $25,673  $25,180
                                         ========   =========  =======  ======  =======  =======
UNITS OUTSTANDING
   Units outstanding at beginning of
     period.............................   60,897      79,826      225     248    1,834    2,015
      Units issued......................    2,087       9,725       32      85      104      214
      Units redeemed....................   (7,329)    (28,654)    (200)   (108)    (133)    (395)
                                         --------   ---------  -------  ------  -------  -------
   Units outstanding at end of period...   55,655      60,897       57     225    1,805    1,834
                                         ========   =========  =======  ======  =======  =======

--------
(e)Previously known as AST Federated Aggressive Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                         -----------------------------------------------------------
                                             ADVANCED          ADVANCED             ADVANCED
                                           SERIES TRUST      SERIES TRUST         SERIES TRUST
                                            SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
                                         ----------------  ----------------  ----------------------
                                                                  AST                  AST
                                                AST            TEMPLETON          T. ROWE PRICE
                                          SMALL-CAP VALUE     GLOBAL BOND       ASSET ALLOCATION
                                         ----------------  ----------------  ----------------------
                                           2014     2013     2014     2013      2014        2013
                                         -------  -------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............ $  (384) $  (339) $  (728) $  (793) $ (106,121) $ (100,722)
Net realized gains (losses).............     436      977      (42)    (278)    299,251     203,219
Change in unrealized gains (losses).....   1,108    7,324      436   (2,137)     75,788     745,014
                                         -------  -------  -------  -------  ----------  ----------
Increase (decrease) in net assets from
 operations.............................   1,160    7,962     (334)  (3,208)    268,918     847,511
                                         -------  -------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................      --       --       --    1,725       1,500       1,500
Benefit payments........................      --       --       --       --          --          --
Payments on termination.................    (343)    (365)  (2,725)  (4,568)   (860,121)   (212,567)
Contract Maintenance Charge.............     (12)     (10)     (21)     (34)    (12,441)    (12,592)
Transfers among the sub-accounts and
 with the Fixed Account--net............     481     (559)     239     (167)    (13,637)    291,611
                                         -------  -------  -------  -------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions..................     126     (934)  (2,507)  (3,044)   (884,699)     67,952
                                         -------  -------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS.......   1,286    7,028   (2,841)  (6,252)   (615,781)    915,463
NET ASSETS AT BEGINNING OF PERIOD.......  29,661   22,633   56,087   62,339   6,584,731   5,669,268
                                         -------  -------  -------  -------  ----------  ----------
NET ASSETS AT END OF PERIOD............. $30,947  $29,661  $53,246  $56,087  $5,968,950  $6,584,731
                                         =======  =======  =======  =======  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period.............................   1,971    2,040    4,678    4,941     513,335     507,385
      Units issued......................      52      103      301      201      14,049      83,725
      Units redeemed....................     (43)    (172)    (503)    (464)    (82,460)    (77,775)
                                         -------  -------  -------  -------  ----------  ----------
   Units outstanding at end of period...   1,980    1,971    4,476    4,678     444,924     513,335
                                         =======  =======  =======  =======  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     --------------------------------------------------------
                                                         ADVANCED           ADVANCED           ADVANCED
                                                       SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                                                     ----------------  -----------------  ------------------
                                                            AST               AST                 AST
                                                       T. ROWE PRICE     T. ROWE PRICE       T. ROWE PRICE
                                                       EQUITY INCOME    LARGE-CAP GROWTH   NATURAL RESOURCES
                                                     ----------------  -----------------  ------------------
                                                       2014     2013     2014     2013      2014      2013
                                                     -------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $(1,268) $(1,145) $  (206) $   (461) $ (1,777) $ (1,777)
Net realized gains (losses).........................     757      659      165    12,960    (1,753)   (1,992)
Change in unrealized gains (losses).................   4,886   17,723    1,274      (452)   (6,150)   19,458
                                                     -------  -------  -------  --------  --------  --------
Increase (decrease) in net assets from operations...   4,375   17,237    1,233    12,047    (9,680)   15,689
                                                     -------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --       --        --        --     4,486
Benefit payments....................................    (693)    (573)      --        --        --        --
Payments on termination.............................    (689)  (2,917)      --   (27,289)  (21,259)   (7,320)
Contract Maintenance Charge.........................     (12)     (11)      (7)      (17)      (57)      (57)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................       1       (1)     413      (329)    5,936    (3,516)
                                                     -------  -------  -------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,393)  (3,502)     406   (27,635)  (15,380)   (6,407)
                                                     -------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   2,982   13,735    1,639   (15,588)  (25,060)    9,282
NET ASSETS AT BEGINNING OF PERIOD...................  77,022   63,287   17,109    32,697   126,494   117,212
                                                     -------  -------  -------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $80,004  $77,022  $18,748  $ 17,109  $101,434  $126,494
                                                     =======  =======  =======  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   7,343    7,690    1,033     2,835    12,915    13,614
       Units issued.................................      --       --       36        97     1,170     1,901
       Units redeemed...............................    (125)    (347)     (12)   (1,899)   (2,588)   (2,600)
                                                     -------  -------  -------  --------  --------  --------
    Units outstanding at end of period..............   7,218    7,343    1,057     1,033    11,497    12,915
                                                     =======  =======  =======  ========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 ---------------------------------------------------------------
                                                                                               ALLIANCE
                                                      ADVANCED           ADVANCED         BERNSTEIN VARIABLE
                                                    SERIES TRUST       SERIES TRUST       PRODUCT SERIES FUND
                                                     SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------  ----------------  ------------------------
                                                   AST WELLINGTON
                                                     MANAGEMENT      AST WESTERN ASSET  ALLIANCE BERNSTEIN VPS
                                                    HEDGED EQUITY     CORE PLUS BOND            GROWTH
                                                 ------------------  ----------------  ------------------------
                                                   2014      2013      2014     2013       2014         2013
                                                 --------  --------  -------  -------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $ (2,925) $ (2,054) $  (128) $  (129) $  (322,546) $  (352,126)
Net realized gains (losses).....................    1,073     7,121       31        1    3,217,117    1,709,028
Change in unrealized gains (losses).............    9,345    17,117      863     (199)  (1,032,687)   4,574,781
                                                 --------  --------  -------  -------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................    7,493    22,184      766     (327)   1,861,884    5,931,683
                                                 --------  --------  -------  -------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --        --       --       --       30,025        5,109
Benefit payments................................       --        --     (527)    (482)  (2,913,164)    (733,167)
Payments on termination.........................   (2,547)     (237)      --       --   (2,579,346)  (3,390,164)
Contract Maintenance Charge.....................      (41)      (40)      --       --      (35,917)     (43,687)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   45,942    19,457       --       --     (324,356)    (414,657)
                                                 --------  --------  -------  -------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................   43,354    19,180     (527)    (482)  (5,822,758)  (4,576,566)
                                                 --------  --------  -------  -------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   50,847    41,364      239     (809)  (3,960,874)   1,355,117
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  160,011   118,647   12,593   13,402   22,403,551   21,048,434
                                                 --------  --------  -------  -------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $210,858  $160,011  $12,832  $12,593  $18,442,677  $22,403,551
                                                 ========  ========  =======  =======  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   15,444    13,594    1,042    1,081    1,688,658    2,043,765
       Units issued.............................    4,630     5,827       --       --       68,376       60,393
       Units redeemed...........................     (500)   (3,977)     (42)     (39)    (433,280)    (415,500)
                                                 --------  --------  -------  -------  -----------  -----------
    Units outstanding at end of period..........   19,574    15,444    1,000    1,042    1,323,754    1,688,658
                                                 ========  ========  =======  =======  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------------
                                                   ALLIANCE                   ALLIANCE                  ALLIANCE
                                              BERNSTEIN VARIABLE         BERNSTEIN VARIABLE        BERNSTEIN VARIABLE
                                              PRODUCT SERIES FUND        PRODUCT SERIES FUND       PRODUCT SERIES FUND
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  ------------------------
                                            ALLIANCE BERNSTEIN VPS     ALLIANCE BERNSTEIN VPS    ALLIANCE BERNSTEIN VPS
                                                GROWTH & INCOME          INTERNATIONAL VALUE        LARGE CAP GROWTH
                                          --------------------------  ------------------------  ------------------------
                                              2014          2013          2014         2013         2014         2013
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (341,792) $   (325,040) $   180,296  $   533,896  $  (288,279) $  (305,469)
Net realized gains (losses)..............    4,028,955     1,964,502     (300,313)    (838,996)   2,992,083    1,012,750
Change in unrealized gains (losses)......      410,789    15,892,116     (780,696)   2,885,229     (929,176)   4,856,891
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    4,097,952    17,531,578     (900,713)   2,580,129    1,774,628    5,564,172
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       14,082        16,240       22,514        5,262        9,685        2,460
Benefit payments.........................   (4,847,264)   (2,016,602)    (282,362)    (334,169)  (4,094,067)    (397,042)
Payments on termination..................   (7,236,670)   (8,359,550)  (1,956,358)  (2,792,188)  (1,534,722)  (1,617,770)
Contract Maintenance Charge..............      (52,621)      (64,507)     (41,180)     (53,719)     (16,349)     (17,179)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (1,948,617)   (2,690,439)     719,518     (770,835)     (57,821)    (704,166)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (14,071,090)  (13,114,858)  (1,537,868)  (3,945,649)  (5,693,274)  (2,733,697)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (9,973,138)    4,416,720   (2,438,581)  (1,365,520)  (3,918,646)   2,830,475
NET ASSETS AT BEGINNING OF
 PERIOD..................................   64,268,466    59,851,746   12,865,936   14,231,456   20,319,926   17,489,451
                                          ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 54,295,328  $ 64,268,466  $10,427,355  $12,865,936  $16,401,280  $20,319,926
                                          ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    3,789,566     4,651,863    1,175,806    1,567,420    1,886,363    2,203,731
       Units issued......................       52,735        79,216       93,421       59,790       92,902       45,294
       Units redeemed....................     (857,177)     (941,513)    (232,630)    (451,404)    (548,678)    (362,662)
                                          ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    2,985,124     3,789,566    1,036,597    1,175,806    1,430,587    1,886,363
                                          ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 -------------------------------------------------------------------
                                                         ALLIANCE                 ALLIANCE             AMERICAN
                                                    BERNSTEIN VARIABLE       BERNSTEIN VARIABLE    CENTURY VARIABLE
                                                    PRODUCT SERIES FUND      PRODUCT SERIES FUND   PORTFOLIOS, INC.
                                                        SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  ----------------------  ----------------
                                                  ALLIANCE BERNSTEIN VPS          ALLIANCE         AMERICAN CENTURY
                                                    SMALL/MID CAP VALUE      BERNSTEIN VPS VALUE      VP BALANCED
                                                 ------------------------  ----------------------  ----------------
                                                     2014         2013        2014        2013       2014     2013
                                                 -----------  -----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (197,641) $  (241,922) $   (2,262) $    1,646  $     9  $    15
Net realized gains (losses).....................   3,781,579    2,466,286      51,908      35,588    1,161      343
Change in unrealized gains (losses).............  (2,571,308)   3,532,808      36,542     336,755     (223)   1,315
                                                 -----------  -----------  ----------  ----------  -------  -------
Increase (decrease) in net assets from
 operations.....................................   1,012,630    5,757,172      86,188     373,989      947    1,673
                                                 -----------  -----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      35,548       10,100          --          --       --       --
Benefit payments................................  (3,516,832)    (459,217)    (73,855)   (126,144)      --       --
Payments on termination.........................  (2,547,986)  (3,756,404)   (134,022)   (352,863)    (858)    (741)
Contract Maintenance Charge.....................     (56,792)     (71,597)     (3,024)     (4,849)      --       --
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (287,938)    (580,994)    (19,718)   (153,404)      (1)      --
                                                 -----------  -----------  ----------  ----------  -------  -------
Increase (decrease) in net assets from contract
 transactions...................................  (6,374,000)  (4,858,112)   (230,619)   (637,260)    (859)    (741)
                                                 -----------  -----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (5,361,370)     899,060    (144,431)   (263,271)      88      932
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  18,939,331   18,040,271   1,089,057   1,352,328   11,659   10,727
                                                 -----------  -----------  ----------  ----------  -------  -------
NET ASSETS AT END OF PERIOD..................... $13,577,961  $18,939,331  $  944,626  $1,089,057  $11,747  $11,659
                                                 ===========  ===========  ==========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     646,887      834,393      83,541     138,625      569      606
       Units issued.............................      16,066       21,480         929       3,209       --       --
       Units redeemed...........................    (228,648)    (208,986)    (17,864)    (58,293)     (39)     (37)
                                                 -----------  -----------  ----------  ----------  -------  -------
    Units outstanding at end of period..........     434,305      646,887      66,606      83,541      530      569
                                                 ===========  ===========  ==========  ==========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------------
                                                        AMERICAN           DEUTSCHE              DEUTSCHE
                                                     CENTURY VARIABLE      VARIABLE              VARIABLE
                                                     PORTFOLIOS, INC.    SERIES I (F)          SERIES I (F)
                                                       SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
                                                     --------------   ------------------  ----------------------
                                                                           DEUTSCHE              DEUTSCHE
                                                     AMERICAN CENTURY        BOND             CAPITAL GROWTH
                                                     VP INTERNATIONAL      VIP A (G)             VIP A (H)
                                                     --------------   ------------------  ----------------------
                                                      2014     2013     2014      2013       2014        2013
                                                     ------   ------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   12   $   12  $  9,626  $  9,034  $     (989) $    5,097
Net realized gains (losses).........................     25       18    (1,239)       50     119,478      31,571
Change in unrealized gains (losses).................   (456)   1,011     9,929   (21,024)      3,496     249,928
                                                     ------   ------  --------  --------  ----------  ----------
Increase (decrease) in net assets from operations...   (419)   1,041    18,316   (11,940)    121,985     286,596
                                                     ------   ------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................     --       --       500        --       6,815       5,150
Benefit payments....................................     --       --   (18,108)   (4,849)    (60,591)     (2,418)
Payments on termination.............................     --       --    (5,534)  (31,176)    (38,954)    (77,208)
Contract Maintenance Charge.........................     (4)      (4)       --        --          --          --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      1        2     4,818   (18,093)    (49,113)    (34,575)
                                                     ------   ------  --------  --------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................     (3)      (2)  (18,324)  (54,118)   (141,843)   (109,051)
                                                     ------   ------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................   (422)   1,039        (8)  (66,058)    (19,858)    177,545
NET ASSETS AT BEGINNING OF PERIOD...................  6,088    5,049   299,156   365,214   1,105,699     928,154
                                                     ------   ------  --------  --------  ----------  ----------
NET ASSETS AT END OF PERIOD......................... $5,666   $6,088  $299,148  $299,156  $1,085,841  $1,105,699
                                                     ======   ======  ========  ========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    321      321    19,927    23,425      61,192      68,686
       Units issued.................................     --       --     2,445       277       2,660         643
       Units redeemed...............................     --       --    (3,553)   (3,775)    (10,303)     (8,137)
                                                     ------   ------  --------  --------  ----------  ----------
    Units outstanding at end of period..............    321      321    18,819    19,927      53,549      61,192
                                                     ======   ======  ========  ========  ==========  ==========

--------
(f)Previously known as DWS Variable Series I
(g)Previously known as DWS Bond VIP A
(h)Previously known as DWS Capital Growth VIP A

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ---------------------------------------------------------------
                                                      DEUTSCHE              DEUTSCHE              DEUTSCHE
                                                      VARIABLE              VARIABLE              VARIABLE
                                                    SERIES I (F)          SERIES I (F)          SERIES I (F)
                                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------  ----------------------  ------------------
                                                      DEUTSCHE              DEUTSCHE              DEUTSCHE
                                                     CORE EQUITY        GLOBAL SMALL CAP        INTERNATIONAL
                                                      VIP A (I)             VIP A (J)             VIP A (K)
                                                 ------------------  ----------------------  ------------------
                                                   2014      2013       2014        2013       2014      2013
                                                 --------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  2,155  $  2,705  $    1,349  $   (1,138) $  2,987  $ 12,181
Net realized gains (losses).....................   24,781     4,592     146,308     102,366   (12,723)  (22,966)
Change in unrealized gains (losses).............   35,355   139,463    (202,088)    226,793   (23,429)   61,816
                                                 --------  --------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations.....................................   62,291   146,760     (54,431)    328,021   (33,165)   51,031
                                                 --------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................    1,940     1,500      40,045       1,855       320       255
Benefit payments................................  (35,566)     (308)    (18,629)         --   (23,103)     (549)
Payments on termination.........................  (23,708)  (25,778)    (27,737)   (148,650)  (15,750)  (60,120)
Contract Maintenance Charge.....................       --        --          --          --        --        --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................      726   107,139     (51,390)     (7,052)   (1,533)  (23,849)
                                                 --------  --------  ----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................  (56,608)   82,553     (57,711)   (153,847)  (40,066)  (84,263)
                                                 --------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    5,683   229,313    (112,142)    174,174   (73,231)  (33,232)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  611,275   381,962   1,175,513   1,001,339   290,363   323,595
                                                 --------  --------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD..................... $616,958  $611,275  $1,063,371  $1,175,513  $217,132  $290,363
                                                 ========  ========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   37,342    31,832      33,042      38,026    21,587    28,757
       Units issued.............................    2,186     7,483       2,326       2,256     3,546        98
       Units redeemed...........................   (5,566)   (1,973)     (3,971)     (7,240)   (6,727)   (7,268)
                                                 --------  --------  ----------  ----------  --------  --------
    Units outstanding at end of period..........   33,962    37,342      31,397      33,042    18,406    21,587
                                                 ========  ========  ==========  ==========  ========  ========

--------
(f)Previously known as DWS Variable Series I
(i)Previously known as DWS Core Equity VIP A
(j)Previously known as DWS Global Small Cap Growth VIP A
(k)Previously known as DWS International VIP A

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           ----------------------------------------------------------------
                                                  DEUTSCHE              DEUTSCHE            DEUTSCHE
                                                  VARIABLE              VARIABLE            VARIABLE
                                                SERIES II (L)         SERIES II (L)       SERIES II (L)
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                           ----------------------  ------------------  ------------------
                                                  DEUTSCHE              DEUTSCHE            DEUTSCHE
                                                GLOBAL INCOME         MONEY MARKET     SMALL MID CAP GROWTH
                                            BUILDER VIP A II (M)      VIP A II (N)        VIP A II (O)
                                           ----------------------  ------------------  ------------------
                                              2014        2013       2014      2013      2014       2013
                                           ----------  ----------  --------  --------  --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   30,825  $   18,103  $ (1,234) $ (1,271) $ (2,710)  $ (2,017)
Net realized gains (losses)...............    153,031      24,638        --        --    21,569      8,124
Change in unrealized gains (losses).......   (142,937)    147,247        --        --      (485)   109,504
                                           ----------  ----------  --------  --------  --------   --------
Increase (decrease) in net assets from
 operations...............................     40,919     189,988    (1,234)   (1,271)   18,374    115,611
                                           ----------  ----------  --------  --------  --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      1,850          --        --     1,500    39,705        540
Benefit payments..........................    (54,457)     (5,895)     (467)       --       (19)        --
Payments on termination...................    (73,886)    (26,508)   (3,682)       --   (21,525)   (18,005)
Contract Maintenance Charge...............         --          --        --        --        --         --
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (19,667)   (111,197)     (331)   (4,458)  (17,978)     4,603
                                           ----------  ----------  --------  --------  --------   --------
Increase (decrease) in net assets from
 contract transactions....................   (146,160)   (143,600)   (4,480)   (2,958)      183    (12,862)
                                           ----------  ----------  --------  --------  --------   --------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (105,241)     46,388    (5,714)   (4,229)   18,557    102,749
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,309,691   1,263,303   169,065   173,294   384,402    281,653
                                           ----------  ----------  --------  --------  --------   --------
NET ASSETS AT END OF PERIOD............... $1,204,450  $1,309,691  $163,351  $169,065  $402,959   $384,402
                                           ==========  ==========  ========  ========  ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     87,087      97,256    16,364    16,649    21,779     22,630
       Units issued.......................      2,526         321     2,554       207     3,373      1,570
       Units redeemed.....................    (11,927)    (10,490)   (3,008)     (492)   (3,400)    (2,421)
                                           ----------  ----------  --------  --------  --------   --------
    Units outstanding at end of period....     77,686      87,087    15,910    16,364    21,752     21,779
                                           ==========  ==========  ========  ========  ========   ========

--------
(l)Previously known as DWS Variable Series II
(m)Previously known as DWS Global Income Builder VIP A II
(n)Previously known as DWS Money Market VIP A II
(o)Previously known as DWS Small Mid Cap Growth VIP A II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ----------------------------------------------------------
                                                          DREYFUS
                                                     SOCIALLY RESPONSIBLE    DREYFUS STOCK    DREYFUS VARIABLE
                                                     GROWTH FUND, INC.        INDEX FUND       INVESTMENT FUND
                                                        SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
                                                     -------------------  ------------------  ----------------
                                                          DREYFUS
                                                     SOCIALLY RESPONSIBLE    DREYFUS STOCK      VIF GROWTH &
                                                        GROWTH FUND           INDEX FUND           INCOME
                                                     -------------------  ------------------  ----------------
                                                       2014       2013      2014      2013      2014     2013
                                                      -------   -------   --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (52)   $    (7)  $  1,878  $  2,085  $  (624) $  (471)
Net realized gains (losses).........................   1,500        153     14,335    11,317    3,671    2,202
Change in unrealized gains (losses).................     935      4,794     48,428   117,942    4,165   23,042
                                                      -------   -------   --------  --------  -------  -------
Increase (decrease) in net assets from operations...   2,383      4,940     64,641   131,344    7,212   24,773
                                                      -------   -------   --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --         --         --        --       --       --
Benefit payments....................................      --         --        (23)  (13,552)      --       --
Payments on termination.............................      --       (524)   (11,939)  (12,913)  (8,878)  (9,186)
Contract Maintenance Charge.........................      (7)        (9)      (219)     (217)     (70)     (80)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      --         --     (3,777)     (594)   3,071     (446)
                                                      -------   -------   --------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................      (7)      (533)   (15,958)  (27,276)  (5,877)  (9,712)
                                                      -------   -------   --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................   2,376      4,407     48,683   104,068    1,335   15,061
NET ASSETS AT BEGINNING OF PERIOD...................  19,853     15,446    555,089   451,021   90,269   75,208
                                                      -------   -------   --------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $22,229    $19,853   $603,772  $555,089  $91,604  $90,269
                                                      =======   =======   ========  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,354      1,399     32,947    34,786    5,209    5,860
       Units issued.................................      --         --        131        --      186       --
       Units redeemed...............................      --        (45)    (1,095)   (1,839)    (556)    (651)
                                                      -------   -------   --------  --------  -------  -------
    Units outstanding at end of period..............   1,354      1,354     31,983    32,947    4,839    5,209
                                                      =======   =======   ========  ========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           ----------------------------------------------------------------------
                                             DREYFUS VARIABLE          FEDERATED            FIDELITY VARIABLE
                                             INVESTMENT FUND        INSURANCE SERIES     INSURANCE PRODUCTS FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                           -------------------  -----------------------  -----------------------
                                                   VIF                 FEDERATED
                                               MONEY MARKET       PRIME MONEY FUND II         VIP CONTRAFUND
                                           -------------------  -----------------------  -----------------------
                                             2014       2013       2014         2013         2014        2013
                                           --------  ---------  ----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ (5,288) $  (6,522) $  (73,616) $   (89,202) $   (26,146) $  (14,371)
Net realized gains (losses)...............       --         --          --           --      587,940     147,889
Change in unrealized gains (losses).......       --         --          --           --      (46,647)  1,132,256
                                           --------  ---------  ----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 operations...............................   (5,288)    (6,522)    (73,616)     (89,202)     515,147   1,265,774
                                           --------  ---------  ----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................    1,948        200       2,060        2,060       48,844      45,456
Benefit payments..........................   (4,093)    (3,500)   (161,193)    (260,882)    (166,300)    (19,713)
Payments on termination...................   (7,791)  (207,811)   (599,228)    (929,560)    (499,647)   (547,633)
Contract Maintenance Charge...............     (161)      (206)     (4,648)      (5,311)      (3,786)     (4,132)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (68,495)   136,501       6,081     (116,589)    (703,161)     43,323
                                           --------  ---------  ----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions....................  (78,592)   (74,816)   (756,928)  (1,310,282)  (1,324,050)   (482,699)
                                           --------  ---------  ----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (83,880)   (81,338)   (830,544)  (1,399,484)    (808,903)    783,075
NET ASSETS AT BEGINNING OF
 PERIOD...................................  424,711    506,049   5,677,672    7,077,156    5,318,361   4,535,286
                                           --------  ---------  ----------  -----------  -----------  ----------
NET ASSETS AT END OF PERIOD............... $340,831  $ 424,711  $4,847,128  $ 5,677,672  $ 4,509,458  $5,318,361
                                           ========  =========  ==========  ===========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   40,455     47,307     480,972      588,731      238,188     263,140
       Units issued.......................      228     14,673      16,441       12,330        5,209       9,511
       Units redeemed.....................   (8,151)   (21,525)    (81,277)    (120,089)     (62,036)    (34,463)
                                           --------  ---------  ----------  -----------  -----------  ----------
    Units outstanding at end of period....   32,532     40,455     416,136      480,972      181,361     238,188
                                           ========  =========  ==========  ===========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------
                                           FIDELITY VARIABLE         FIDELITY VARIABLE      FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                              SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT
                                          ----------------------  ----------------------  ----------------------
                                           VIP EQUITY-INCOME            VIP GROWTH           VIP HIGH INCOME
                                          ----------------------  ----------------------  ----------------------
                                            2014         2013        2014        2013        2014        2013
                                           --------   ---------   ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ 10,584    $   8,022   $  (42,200) $  (34,097) $  22,027   $  29,365
Net realized gains (losses)..............   34,548       69,969      213,743     114,236      2,044         223
Change in unrealized gains (losses)......   11,962      111,031      164,290     865,175    (20,950)      2,822
                                           --------   ---------   ----------  ----------  ---------   ---------
Increase (decrease) in net assets from
 operations..............................   57,094      189,022      335,833     945,314      3,121      32,410
                                           --------   ---------   ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      180          180       15,320      12,230      1,776       2,662
Benefit payments.........................  (36,134)         (43)      (5,549)    (37,753)     1,035      (3,954)
Payments on termination..................  (27,810)    (120,473)    (231,681)   (304,622)  (136,166)   (160,763)
Contract Maintenance Charge..............     (383)        (447)      (3,181)     (3,384)      (526)       (689)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (32,601)     (39,289)    (226,830)    101,025    (22,654)     (4,828)
                                           --------   ---------   ----------  ----------  ---------   ---------
Increase (decrease) in net assets from
 contract transactions...................  (96,748)    (160,072)    (451,921)   (232,504)  (156,535)   (167,572)
                                           --------   ---------   ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (39,654)      28,950     (116,088)    712,810   (153,414)   (135,162)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  812,883      783,933    3,578,135   2,865,325    673,689     808,851
                                           --------   ---------   ----------  ----------  ---------   ---------
NET ASSETS AT END OF
 PERIOD.................................. $773,229    $ 812,883   $3,462,047  $3,578,135  $ 520,275   $ 673,689
                                           ========   =========   ==========  ==========  =========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   44,117       54,013      261,499     281,094     43,151      54,034
       Units issued......................      968           24        8,952      14,845      1,017         731
       Units redeemed....................   (6,103)      (9,920)     (39,700)    (34,440)   (10,837)    (11,614)
                                           --------   ---------   ----------  ----------  ---------   ---------
    Units outstanding at end of
     period..............................   38,982       44,117      230,751     261,499     33,331      43,151
                                           ========   =========   ==========  ==========  =========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------
                                             FIDELITY VARIABLE       FIDELITY VARIABLE       FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------------  ----------------------  ----------------------
                                                                            VIP
                                               VIP INDEX 500       INVESTMENT GRADE BOND       VIP OVERSEAS
                                          ----------------------  ----------------------  ----------------------
                                             2014        2013        2014        2013        2014        2013
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    5,123  $   20,575  $   10,826  $   12,682  $   (1,972) $      831
Net realized gains (losses)..............    373,677     251,073       2,908      17,286      45,449      14,367
Change in unrealized gains (losses)......     90,313     820,621      40,056     (69,382)   (127,555)    229,340
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................    469,113   1,092,269      53,790     (39,414)    (84,078)    244,538
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     11,026      18,944       8,944       5,969       4,323         810
Benefit payments.........................    (42,676)     (3,680)       (821)     (1,119)    (77,052)     (4,812)
Payments on termination..................   (855,377)   (611,200)   (165,461)   (150,468)    (97,806)   (118,099)
Contract Maintenance Charge..............     (2,763)     (3,030)     (1,018)     (1,129)       (728)       (890)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (55,497)     85,463     132,858      18,788    (178,824)     87,276
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (945,287)   (513,503)    (25,498)   (127,959)   (350,087)    (35,715)
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (476,174)    578,766      28,292    (167,373)   (434,165)    208,823
NET ASSETS AT BEGINNING OF
 PERIOD..................................  4,399,381   3,820,615   1,186,265   1,353,638   1,155,059     946,236
                                          ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $3,923,207  $4,399,381  $1,214,557  $1,186,265  $  720,894  $1,155,059
                                          ==========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    309,144     350,105      64,144      71,032      79,639      83,967
       Units issued......................      8,781      22,454      10,398       2,244         618      22,022
       Units redeemed....................    (71,658)    (63,415)    (11,705)     (9,132)    (24,858)    (26,350)
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period...    246,267     309,144      62,837      64,144      55,399      79,639
                                          ==========  ==========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------
                                          FIDELITY VARIABLE            FIDELITY VARIABLE       FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND
                                          (SERVICE CLASS 2)            (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                             SUB-ACCOUNT                  SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------------  --------------------------  ----------------------
                                              VIP ASSET
                                            MANAGER GROWTH              VIP CONTRAFUND         VIP EQUITY-INCOME
                                          (SERVICE CLASS 2)            (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                          ----------------------  --------------------------  ----------------------
                                            2014        2013          2014          2013        2014         2013
                                           -------     --------   ------------  ------------   --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (106)    $   (652)   $   (436,728) $   (446,929) $  6,171    $   3,186
Net realized gains (losses)..............      94       19,496       4,193,780     1,852,078    18,010       55,182
Change in unrealized gains (losses)......     496       (9,255)        528,668    11,905,074    17,765       97,733
                                           -------     --------   ------------  ------------   --------   ---------
Increase (decrease) in net assets from
 operations..............................     484        9,589       4,285,720    13,310,223    41,946      156,101
                                           -------     --------   ------------  ------------   --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      --           --          36,959        34,433        --           --
Benefit payments.........................      --           --      (1,602,823)   (1,581,791)   (4,217)     (21,941)
Payments on termination..................      --      (53,116)     (9,530,501)  (11,702,796)  (57,088)    (153,809)
Contract Maintenance Charge..............      --           (9)       (168,261)     (207,343)     (217)        (254)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      --           --        (959,334)   (1,633,185)   (3,565)      (2,045)
                                           -------     --------   ------------  ------------   --------   ---------
Increase (decrease) in net assets from
 contract transactions...................      --      (53,125)    (12,223,960)  (15,090,682)  (65,087)    (178,049)
                                           -------     --------   ------------  ------------   --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................     484      (43,536)     (7,938,240)   (1,780,459)  (23,141)     (21,948)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  12,511       56,047      50,942,439    52,722,898   640,368      662,316
                                           -------     --------   ------------  ------------   --------   ---------
NET ASSETS AT END OF
 PERIOD.................................. $12,995     $ 12,511    $ 43,004,199  $ 50,942,439  $617,227    $ 640,368
                                           =======     ========   ============  ============   ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     864        4,536       3,151,895     4,187,770    41,179       53,584
       Units issued......................      --           --         110,876       204,899       434          480
       Units redeemed....................      --       (3,672)       (838,344)   (1,240,774)   (4,405)     (12,885)
                                           -------     --------   ------------  ------------   --------   ---------
    Units outstanding at end of
     period..............................     864          864       2,424,427     3,151,895    37,208       41,179
                                           =======     ========   ============  ============   ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------
                                              FIDELITY VARIABLE         FIDELITY VARIABLE        FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                              (SERVICE CLASS 2)         (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ------------------------  ----------------------
                                                 VIP FREEDOM               VIP FREEDOM              VIP FREEDOM
                                               2010 PORTFOLIO            2020 PORTFOLIO           2030 PORTFOLIO
                                              (SERVICE CLASS 2)         (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                          ------------------------  ------------------------  ----------------------
                                              2014         2013         2014         2013        2014        2013
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (23,337) $   (31,287) $   (18,181) $   (15,850) $   (9,806) $   (2,848)
Net realized gains (losses)..............     352,611      406,981      338,817      313,654     185,434     117,390
Change in unrealized gains (losses)......    (198,094)     363,704     (192,051)     436,212     (97,594)    331,411
                                          -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................     131,180      739,398      128,585      734,016      78,034     445,953
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       3,402        6,198        1,380        2,208          --         250
Benefit payments.........................     (36,107)    (172,100)    (115,876)    (104,203)         --    (117,254)
Payments on termination..................  (1,488,654)  (2,436,392)    (935,433)    (814,285)   (361,978)   (216,633)
Contract Maintenance Charge..............     (18,867)     (29,096)     (21,989)     (27,984)    (10,526)    (10,828)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (98,290)    (141,614)    (347,551)    (339,823)   (154,931)     73,154
                                          -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (1,638,516)  (2,773,004)  (1,419,469)  (1,284,087)   (527,435)   (271,311)
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,507,336)  (2,033,606)  (1,290,884)    (550,071)   (449,401)    174,642
NET ASSETS AT BEGINNING OF
 PERIOD..................................   5,814,922    7,848,528    5,202,784    5,752,855   2,622,554   2,447,912
                                          -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 4,307,586  $ 5,814,922  $ 3,911,900  $ 5,202,784  $2,173,153  $2,622,554
                                          ===========  ===========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     437,738      659,208      396,610      498,523     196,604     219,057
       Units issued......................       5,193       15,645        7,072       29,238       6,672      23,026
       Units redeemed....................    (126,392)    (237,115)    (113,964)    (131,151)    (44,778)    (45,479)
                                          -----------  -----------  -----------  -----------  ----------  ----------
    Units outstanding at end of
     period..............................     316,539      437,738      289,718      396,610     158,498     196,604
                                          ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------
                                             FIDELITY VARIABLE     FIDELITY VARIABLE          FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                             (SERVICE CLASS 2)     (SERVICE CLASS 2)          (SERVICE CLASS 2)
                                                SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
                                          ----------------------  ----------------------  ------------------------
                                                VIP FREEDOM
                                             INCOME PORTFOLIO         VIP GROWTH             VIP GROWTH & INCOME
                                             (SERVICE CLASS 2)     (SERVICE CLASS 2)          (SERVICE CLASS 2)
                                          ----------------------  ----------------------  ------------------------
                                             2014        2013       2014        2013          2014         2013
                                          ----------  ----------   --------    --------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (8,788) $  (10,839) $ (2,414)   $ (2,047)   $   (50,772) $    (3,900)
Net realized gains (losses)..............     52,734      56,745     7,196       4,997      2,444,063      600,442
Change in unrealized gains
 (losses)................................     (8,957)     28,443     8,283      35,819     (1,753,443)   2,697,176
                                          ----------  ----------   --------    --------   -----------  -----------
Increase (decrease) in net assets from
 operations..............................     34,989      74,349    13,065      38,769        639,848    3,293,718
                                          ----------  ----------   --------    --------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --          --        60          60         12,729          300
Benefit payments.........................   (105,026)    (35,901)   (1,144)         --     (5,454,580)    (251,966)
Payments on termination..................   (405,570)   (605,934)  (10,542)     (9,408)    (1,376,237)  (1,365,215)
Contract Maintenance Charge..............     (8,496)    (10,279)      (97)        (92)       (26,021)     (30,724)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    114,620     (11,157)   10,817        (980)       (65,676)    (500,648)
                                          ----------  ----------   --------    --------   -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (404,472)   (663,271)     (906)    (10,420)    (6,909,785)  (2,148,253)
                                          ----------  ----------   --------    --------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (369,483)   (588,922)   12,159      28,349     (6,269,937)   1,145,465
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,856,040   2,444,962   145,365     117,016     12,624,036   11,478,571
                                          ----------  ----------   --------    --------   -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $1,486,557  $1,856,040  $157,524    $145,365    $ 6,354,099  $12,624,036
                                          ==========  ==========   ========    ========   ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    151,651     207,159    10,880      11,776        760,583      906,090
       Units issued......................     11,675       2,745       815          13         28,678       31,362
       Units redeemed....................    (43,554)    (58,253)     (873)       (909)      (432,954)    (176,869)
                                          ----------  ----------   --------    --------   -----------  -----------
    Units outstanding at end of
     period..............................    119,772     151,651    10,822      10,880        356,307      760,583
                                          ==========  ==========   ========    ========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------
                                             FIDELITY VARIABLE       FIDELITY VARIABLE        FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                             (SERVICE CLASS 2)       (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  -----------------------  -----------------------
                                             VIP GROWTH STOCK         VIP HIGH INCOME           VIP INDEX 500
                                             (SERVICE CLASS 2)       (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                          ----------------------  -----------------------  -----------------------
                                             2014        2013         2014        2013         2014        2013
                                          ----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (14,357) $  (16,712) $   147,771  $  201,161  $   (19,296) $   15,920
Net realized gains (losses)..............    243,001     207,935       45,831      34,239      851,592     444,560
Change in unrealized gains (losses)......    (93,915)    168,259     (195,793)    (25,601)      (4,195)  1,606,292
                                          ----------  ----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................    134,729     359,482       (2,191)    209,799      828,101   2,066,772
                                          ----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     35,205          --          144         184       40,785      57,897
Benefit payments.........................    (45,041)     (6,147)    (250,212)    (66,219)    (183,409)   (185,493)
Payments on termination..................   (224,275)    (68,716)    (797,047)   (787,509)  (1,102,144)   (970,782)
Contract Maintenance Charge..............     (4,639)     (3,817)     (11,601)    (17,075)     (27,054)    (31,779)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    108,759     136,740      (85,693)    (47,087)    (854,743)  1,677,476
                                          ----------  ----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (129,991)     58,060   (1,144,409)   (917,706)  (2,126,565)    547,319
                                          ----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................      4,738     417,542   (1,146,600)   (707,907)  (1,298,464)  2,614,091
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,545,597   1,128,055    4,992,823   5,700,730    9,263,208   6,649,117
                                          ----------  ----------  -----------  ----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $1,550,335  $1,545,597  $ 3,846,223  $4,992,823  $ 7,964,744  $9,263,208
                                          ==========  ==========  ===========  ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     95,366      92,121      306,863     364,689      643,567     598,386
       Units issued......................     20,940      32,205       13,518      16,816       93,179     216,216
       Units redeemed....................    (29,614)    (28,960)     (81,944)    (74,642)    (238,053)   (171,035)
                                          ----------  ----------  -----------  ----------  -----------  ----------
    Units outstanding at end of
     period..............................     86,692      95,366      238,437     306,863      498,693     643,567
                                          ==========  ==========  ===========  ==========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                        ---------------------------------------------------------------------------
                                        FIDELITY VARIABLE           FIDELITY VARIABLE         FIDELITY VARIABLE
                                        INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND
                                        (SERVICE CLASS 2)           (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                          SUB-ACCOUNT                  SUB-ACCOUNT               SUB-ACCOUNT
                                        ----------------------  ------------------------  ------------------------
                                        VIP INVESTMENT
                                          GRADE BOND                   VIP MID CAP            VIP MONEY MARKET
                                        (SERVICE CLASS 2)           (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                        ----------------------  ------------------------  ------------------------
                                         2014        2013           2014         2013         2014         2013
                                          ------      ------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $    5      $   17      $  (216,426) $  (199,966) $  (150,639) $  (187,978)
Net realized gains (losses)............    (19)         23          883,776    2,351,351           --           --
Change in unrealized gains
 (losses)..............................     73         (99)        (168,717)   2,187,129           --           --
                                          ------      ------    -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................     59         (59)         498,633    4,338,514     (150,639)    (187,978)
                                          ------      ------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................     --          --            4,434       21,698           --       35,893
Benefit payments.......................     --          --       (1,352,519)    (279,512)    (332,363)    (324,893)
Payments on termination................   (535)         --       (2,170,175)  (2,681,400)  (4,487,106)  (6,356,692)
Contract Maintenance Charge............     (3)         (3)         (50,333)     (56,146)     (35,988)     (52,586)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     40         337          (86,357)    (543,860)   4,037,910    2,747,522
                                          ------      ------    -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................   (498)        334       (3,654,950)  (3,539,220)    (817,547)  (3,950,756)
                                          ------      ------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................   (439)        275       (3,156,317)     799,294     (968,186)  (4,138,734)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  1,819       1,544       15,306,930   14,507,636    9,438,808   13,577,542
                                          ------      ------    -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $1,380      $1,819      $12,150,613  $15,306,930  $ 8,470,622  $ 9,438,808
                                          ======      ======    ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    125         102          868,781    1,098,429      961,281    1,362,956
       Units issued....................      3          23           80,563       52,660      581,289      692,718
       Units redeemed..................    (36)         --         (277,000)    (282,308)    (662,513)  (1,094,393)
                                          ------      ------    -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................     92         125          672,344      868,781      880,057      961,281
                                          ======      ======    ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          --------------------------------------------------------------------------
                                          FIDELITY VARIABLE               FRANKLIN                 FRANKLIN
                                          INSURANCE PRODUCTS FUND    TEMPLETON VARIABLE       TEMPLETON VARIABLE
                                          (SERVICE CLASS 2)       INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST
                                             SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------  -----------------------  ------------------------
                                            VIP OVERSEAS             FRANKLIN FLEX CAP        FRANKLIN GROWTH AND
                                          (SERVICE CLASS 2)            GROWTH VIP (P)           INCOME VIP (Q)
                                          ----------------------  -----------------------  ------------------------
                                            2014        2013         2014         2013         2014         2013
                                           -------     -------    ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (256)    $  (220)    $  (35,588) $   (42,745) $   244,668  $   308,776
Net realized gains (losses)..............     412          47        511,039      355,078    1,299,069      662,617
Change in unrealized gains (losses)......  (4,040)      9,142       (392,562)     459,889      529,765    6,791,710
                                           -------     -------    ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  (3,884)      8,969         82,889      772,222    2,073,502    7,763,103
                                           -------     -------    ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      --          --             --           --       35,951       87,203
Benefit payments.........................      --          --       (111,719)     (67,418)    (745,134)    (806,098)
Payments on termination..................  (2,850)     (1,250)      (360,314)    (643,077)  (4,734,018)  (5,433,282)
Contract Maintenance Charge..............     (14)        (15)        (8,099)     (10,457)    (109,125)    (131,972)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      80         (31)       (86,520)    (333,757)    (676,988)  (1,908,303)
                                           -------     -------    ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,784)     (1,296)      (566,652)  (1,054,709)  (6,229,314)  (8,192,452)
                                           -------     -------    ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (6,668)      7,673       (483,763)    (282,487)  (4,155,812)    (429,349)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  40,541      32,868      2,338,660    2,621,147   31,193,365   31,622,714
                                           -------     -------    ----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $33,873     $40,541     $1,854,897  $ 2,338,660  $27,037,553  $31,193,365
                                           =======     =======    ==========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,528       2,632        139,825      211,342    1,485,522    1,921,696
       Units issued......................       5          --          5,090        2,167       50,856       78,848
       Units redeemed....................    (171)       (104)       (38,360)     (73,684)    (336,969)    (515,022)
                                           -------     -------    ----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   2,362       2,528        106,555      139,825    1,199,409    1,485,522
                                           =======     =======    ==========  ===========  ===========  ===========

--------
(p)Previously known as Franklin Flex Cap Growth Securities
(q)Previously known as Franklin Growth and Income Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    -------------------------------------------------------------------------------
                                            FRANKLIN                   FRANKLIN                   FRANKLIN
                                       TEMPLETON VARIABLE         TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                    INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                           SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  --------------------------  ------------------------
                                          FRANKLIN HIGH                FRANKLIN              FRANKLIN LARGE CAP
                                         INCOME VIP (R)             INCOME VIP (S)             GROWTH VIP (T)
                                    ------------------------  --------------------------  ------------------------
                                        2014         2013         2014          2013          2014         2013
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   427,892  $   600,594  $  4,496,117  $  6,834,378  $  (149,444) $  (184,685)
Net realized gains (losses)........     172,157      222,782     2,560,687       896,909    2,862,221    2,112,186
Change in unrealized gains
 (losses)..........................    (723,362)    (199,842)   (2,449,568)    8,735,010      445,582    6,445,924
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations...................    (123,313)     623,534     4,607,236    16,466,297    3,158,359    8,373,425
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................         600        3,600       184,679       308,168       39,216       68,495
Benefit payments...................    (214,853)    (445,931)   (4,987,472)   (4,794,107)    (708,343)    (977,501)
Payments on termination............  (1,258,245)  (1,298,738)  (20,689,514)  (23,496,726)  (5,783,113)  (6,734,614)
Contract Maintenance Charge........     (13,073)     (15,871)     (315,816)     (379,504)    (108,059)    (129,200)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................     401,926      160,859      (604,204)       46,558   (2,217,270)  (2,164,166)
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (1,083,645)  (1,596,081)  (26,412,327)  (28,315,611)  (8,777,569)  (9,936,986)
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (1,206,958)    (972,547)  (21,805,091)  (11,849,314)  (5,619,210)  (1,563,561)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  10,279,733   11,252,280   137,213,556   149,062,870   34,051,962   35,615,523
                                    -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $ 9,072,775  $10,279,733  $115,408,465  $137,213,556  $28,432,752  $34,051,962
                                    ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........     595,263      692,374     7,995,688     9,737,999    2,323,911    3,072,820
       Units issued................      59,470       55,127       371,175       537,648       55,193      139,422
       Units redeemed..............    (119,698)    (152,238)   (1,830,863)   (2,279,959)    (623,452)    (888,331)
                                    -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period........................     535,035      595,263     6,536,000     7,995,688    1,755,652    2,323,911
                                    ===========  ===========  ============  ============  ===========  ===========

--------
(r)Previously known as Franklin High Income Securities
(s)Previously known as Franklin Income Securities
(t)Previously known as Franklin Large Cap Growth Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------------
                                                  FRANKLIN                   FRANKLIN                   FRANKLIN
                                             TEMPLETON VARIABLE         TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  ------------------------
                                                  FRANKLIN                   FRANKLIN                   FRANKLIN
                                                MUTUAL GLOBAL                 MUTUAL                    SMALL CAP
                                              DISCOVERY VIP (U)           SHARES VIP (V)              VALUE VIP (W)
                                          ------------------------  --------------------------  ------------------------
                                              2014         2013         2014          2013          2014         2013
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    76,630  $    92,162  $    243,990  $    310,709  $  (291,884) $   (92,022)
Net realized gains (losses)..............   1,453,776    1,897,280     4,301,461     3,168,092    4,884,243    3,530,522
Change in unrealized gains (losses)......    (845,425)   1,802,650      (698,424)   14,717,230   (4,932,019)   6,343,375
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     684,981    3,792,092     3,847,027    18,196,031     (339,660)   9,781,875
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       1,800       11,172        40,973       139,693       45,748       93,328
Benefit payments.........................    (332,370)    (342,388)   (2,076,854)   (2,994,807)    (653,063)  (1,202,276)
Payments on termination..................  (2,333,290)  (3,100,988)  (10,317,805)  (12,772,533)  (5,183,376)  (5,202,564)
Contract Maintenance Charge..............     (60,632)     (62,038)     (196,004)     (234,324)     (87,467)    (107,829)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (54,258)   1,134,847    (2,055,851)   (4,359,956)  (1,070,175)  (1,910,102)
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,778,750)  (2,359,395)  (14,605,541)  (20,221,927)  (6,948,333)  (8,329,443)
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,093,769)   1,432,697   (10,758,514)   (2,025,896)  (7,287,993)   1,452,432
NET ASSETS AT BEGINNING OF
 PERIOD..................................  17,620,548   16,187,851    75,873,878    77,899,774   33,818,946   32,366,514
                                          -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $15,526,779  $17,620,548  $ 65,115,364  $ 75,873,878  $26,530,953  $33,818,946
                                          ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,098,656    1,256,636     3,925,250     5,069,660    1,108,578    1,413,978
       Units issued......................      48,774      215,589        79,789       110,454       48,498       90,988
       Units redeemed....................    (213,525)    (373,569)     (809,301)   (1,254,864)    (278,262)    (396,388)
                                          -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................     933,905    1,098,656     3,195,738     3,925,250      878,814    1,108,578
                                          ===========  ===========  ============  ============  ===========  ===========

--------
(u)Previously known as Mutual Global Discovery Securities
(v)Previously known as Mutual Shares Securities
(w)Previously known as Franklin Small Cap Value Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           ----------------------------------------------------------------------------
                                                  FRANKLIN                  FRANKLIN                  FRANKLIN
                                             TEMPLETON VARIABLE        TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                           INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           ----------------------   ------------------------  ------------------------
                                           FRANKLIN SMALL-MID CAP   FRANKLIN U.S. GOVERNMENT    TEMPLETON DEVELOPING
                                               GROWTH VIP (X)          SECURITIES VIP (Y)          MARKETS VIP (Z)
                                           ----------------------   ------------------------  ------------------------
                                              2014         2013         2014         2013         2014         2013
                                           ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (17,487)  $  (21,730) $   182,038  $   293,374  $   (19,608) $    54,432
Net realized gains (losses)...............    268,814      386,400      (53,756)         720      (82,482)      86,060
Change in unrealized gains (losses).......   (190,122)      54,991      189,054   (1,220,076)  (1,154,616)    (540,586)
                                           ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................     61,205      419,661      317,336     (925,982)  (1,256,706)    (400,094)
                                           ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................        800          775        8,713        2,875       33,678       55,578
Benefit payments..........................     (5,863)      (4,334)    (754,020)    (637,175)    (240,986)    (292,858)
Payments on termination...................   (106,912)    (332,297)  (2,843,917)  (3,708,959)  (2,403,652)  (2,878,293)
Contract Maintenance Charge...............     (3,761)      (4,801)     (69,490)     (99,315)     (48,393)     (66,322)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (33,753)    (482,457)    (249,998)  (3,278,867)     125,649     (285,517)
                                           ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................   (149,489)    (823,114)  (3,908,712)  (7,721,441)  (2,533,704)  (3,467,412)
                                           ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (88,284)    (403,453)  (3,591,376)  (8,647,423)  (3,790,410)  (3,867,506)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,155,495    1,558,948   19,112,105   27,759,528   14,605,327   18,472,833
                                           ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $1,067,211   $1,155,495  $15,520,729  $19,112,105  $10,814,917  $14,605,327
                                           ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     44,710       78,312    1,541,131    2,156,406      428,760      527,976
       Units issued.......................        936        3,530      100,093      111,484       34,352       44,784
       Units redeemed.....................     (6,872)     (37,132)    (411,590)    (726,759)    (110,632)    (144,000)
                                           ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....     38,774       44,710    1,229,634    1,541,131      352,480      428,760
                                           ==========   ==========  ===========  ===========  ===========  ===========

--------
(x)Previously known as Franklin Small-Mid Cap Growth Securities
(y)Previously known as Franklin U.S. Government
(z)Previously known as Templeton Developing Markets Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           -----------------------------------------------------------------------------
                                                    FRANKLIN                  FRANKLIN                 FRANKLIN
                                               TEMPLETON VARIABLE        TEMPLETON VARIABLE       TEMPLETON VARIABLE
                                            INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST
                                                   SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                           --------------------------  ----------------------   ----------------------
                                                    TEMPLETON                 TEMPLETON                TEMPLETON
                                                FOREIGN VIP (AA)        GLOBAL BOND VIP (AB)        GROWTH VIP (AC)
                                           --------------------------  ----------------------   ----------------------
                                               2014          2013         2014         2013        2014         2013
                                           ------------  ------------  ----------   ----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    180,727  $    698,370  $   61,520   $   56,279  $     (647)  $   12,652
Net realized gains (losses)...............    2,830,766     1,354,876      31,802       75,916      21,467        6,097
Change in unrealized gains (losses).......  (12,065,194)   14,695,468     (82,641)    (129,672)    (64,265)     237,908
                                           ------------  ------------  ----------   ----------  ----------   ----------
Increase (decrease) in net assets from
 operations...............................   (9,053,701)   16,748,714      10,681        2,523     (43,445)     256,657
                                           ------------  ------------  ----------   ----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      102,282       115,238          --           --          --           --
Benefit payments..........................   (4,672,028)   (2,657,880)    (35,274)     (43,549)    (19,321)      (5,805)
Payments on termination...................  (12,462,943)  (14,183,595)   (226,763)    (277,253)    (33,210)     (84,568)
Contract Maintenance Charge...............     (209,385)     (266,774)     (2,416)      (2,850)       (402)        (416)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    2,837,228    (2,706,170)     13,031       17,314     (58,884)      (3,502)
                                           ------------  ------------  ----------   ----------  ----------   ----------
Increase (decrease) in net assets from
 contract transactions....................  (14,404,846)  (19,699,181)   (251,422)    (306,338)   (111,817)     (94,291)
                                           ------------  ------------  ----------   ----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (23,458,547)   (2,950,467)   (240,741)    (303,815)   (155,262)     162,366
NET ASSETS AT BEGINNING OF
 PERIOD...................................   86,940,625    89,891,092   1,666,996    1,970,811   1,111,073      948,707
                                           ------------  ------------  ----------   ----------  ----------   ----------
NET ASSETS AT END OF PERIOD............... $ 63,482,078  $ 86,940,625  $1,426,255   $1,666,996  $  955,811   $1,111,073
                                           ============  ============  ==========   ==========  ==========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    4,141,649     5,152,148      58,543       70,109      50,040       55,982
       Units issued.......................      294,466       233,322       8,038        3,723         140           44
       Units redeemed.....................   (1,001,247)   (1,243,821)    (16,877)     (15,289)     (5,636)      (5,986)
                                           ------------  ------------  ----------   ----------  ----------   ----------
    Units outstanding at end of period....    3,434,868     4,141,649      49,704       58,543      44,544       50,040
                                           ============  ============  ==========   ==========  ==========   ==========

--------
(aa)Previously known as Templeton Foreign Securities
(ab)Previously known as Templeton Global Bond Securities
(ac)Previously known as Templeton Growth Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------
                                               GOLDMAN SACHS            GOLDMAN SACHS             GOLDMAN SACHS
                                                  VARIABLE                 VARIABLE                 VARIABLE
                                              INSURANCE TRUST          INSURANCE TRUST           INSURANCE TRUST
                                                SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          -----------------------  -----------------------  ------------------------
                                                                                                  VIT SMALL CAP
                                            VIT LARGE CAP VALUE       VIT MID CAP VALUE       EQUITY INSIGHTS (AD)
                                          -----------------------  -----------------------  ------------------------
                                             2014         2013        2014         2013         2014         2013
                                          ----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (14,952) $   (23,118) $  (23,192) $   (33,254) $   (70,928) $   (62,965)
Net realized gains (losses)..............    760,853      605,122     695,571      477,981    1,235,833    1,339,770
Change in unrealized gains (losses)......   (371,099)     509,754    (322,801)     561,398     (923,375)   1,241,307
                                          ----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    374,802    1,091,758     349,578    1,006,125      241,530    2,518,112
                                          ----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      4,827          144       1,350           --       12,613        1,199
Benefit payments.........................    (73,542)    (215,159)    (57,123)    (233,841)  (1,411,550)    (246,823)
Payments on termination..................   (679,075)    (944,366)   (823,125)    (902,586)  (1,532,536)  (1,723,027)
Contract Maintenance Charge..............    (12,281)     (15,445)     (9,338)     (12,667)     (19,239)     (26,321)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (169,129)    (166,511)    (68,073)    (153,471)    (107,526)    (204,517)
                                          ----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (929,200)  (1,341,337)   (956,309)  (1,302,565)  (3,058,238)  (2,199,489)
                                          ----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (554,398)    (249,579)   (606,731)    (296,440)  (2,816,708)     318,623
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,836,029    4,085,608   3,553,449    3,849,889    8,756,825    8,438,202
                                          ----------  -----------  ----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $3,281,631  $ 3,836,029  $2,946,718  $ 3,553,449  $ 5,940,117  $ 8,756,825
                                          ==========  ===========  ==========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    263,723      367,455     192,083      271,497      548,898      707,400
       Units issued......................      4,055       14,229       1,490        6,950       18,733       30,984
       Units redeemed....................    (63,994)    (117,961)    (51,671)     (86,364)    (213,421)    (189,486)
                                          ----------  -----------  ----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    203,784      263,723     141,902      192,083      354,210      548,898
                                          ==========  ===========  ==========  ===========  ===========  ===========

--------
(ad)Previously known as VIT Structured Small Cap Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------
                                            GOLDMAN SACHS         GOLDMAN SACHS
                                              VARIABLE              VARIABLE                    INVESCO
                                           INSURANCE TRUST       INSURANCE TRUST          INVESTMENT SERVICES
                                             SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
                                          ----------------  ------------------------  --------------------------
                                            VIT STRATEGIC        VIT U.S. EQUITY         INVESCO V.I. AMERICAN
                                               GROWTH             INSIGHTS (AE)                FRANCHISE
                                          ----------------  ------------------------  --------------------------
                                            2014     2013       2014         2013         2014          2013
                                          -------  -------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (202) $  (163) $   (21,165) $   (39,829) $ (1,269,256) $   (877,072)
Net realized gains (losses)..............   4,516      800      772,309      422,539     4,730,899     1,955,214
Change in unrealized gains (losses)......  (1,740)   4,339      (28,795)   1,482,964     2,234,534    26,360,137
                                          -------  -------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   2,574    4,976      722,349    1,865,674     5,696,177    27,438,279
                                          -------  -------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      --       --       11,168          290        92,296       125,552
Benefit payments.........................      --       --     (182,087)    (151,004)   (5,080,493)   (2,829,234)
Payments on termination..................      --       --     (984,329)  (1,302,924)   (7,204,207)   (6,566,434)
Contract Maintenance Charge..............     (20)     (20)     (17,275)     (21,036)      (52,142)      (56,292)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      --       --     (407,339)    (781,719)   (1,304,453)   (2,462,389)
                                          -------  -------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................     (20)     (20)  (1,579,862)  (2,256,393)  (13,548,999)  (11,788,797)
                                          -------  -------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,554    4,956     (857,513)    (390,719)   (7,852,822)   15,649,482
NET ASSETS AT BEGINNING OF
 PERIOD..................................  21,172   16,216    5,792,602    6,183,321    93,981,331    78,331,849
                                          -------  -------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF PERIOD.............. $23,726  $21,172  $ 4,935,089  $ 5,792,602  $ 86,128,509  $ 93,981,331
                                          =======  =======  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,383    1,385      375,120      541,166     6,844,728     7,872,596
       Units issued......................      --       --        6,600        2,412       151,708       186,367
       Units redeemed....................      (1)      (2)    (102,255)    (168,458)   (1,256,256)   (1,214,235)
                                          -------  -------  -----------  -----------  ------------  ------------
    Units outstanding at end of period...   1,382    1,383      279,465      375,120     5,740,180     6,844,728
                                          =======  =======  ===========  ===========  ============  ============

--------
(ae)Previously known as VIT Structured U.S. Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------------
                                                   INVESCO                   INVESCO                    INVESCO
                                             INVESTMENT SERVICES       INVESTMENT SERVICES        INVESTMENT SERVICES
                                                 SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  ------------------------  --------------------------
                                                INVESCO V.I.              INVESCO V.I.               INVESCO V.I.
                                               AMERICAN VALUE               COMSTOCK                  CORE EQUITY
                                          ------------------------  ------------------------  --------------------------
                                              2014         2013         2014         2013         2014          2013
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (583,748) $  (502,489) $   (52,989) $    43,207  $   (524,825) $    (55,318)
Net realized gains (losses)..............   6,829,763    2,342,224    2,234,533    1,586,066     5,742,610     4,013,722
Change in unrealized gains (losses)......  (2,647,941)  11,483,978      191,130    7,560,932       431,701    17,041,510
                                          -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   3,598,074   13,323,713    2,372,674    9,190,205     5,649,486    20,999,914
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      53,573       26,632        2,060        2,018        82,843        25,418
Benefit payments.........................  (1,474,726)  (1,593,922)  (1,823,546)  (1,262,554)   (4,009,711)   (3,386,453)
Payments on termination..................  (6,114,472)  (6,336,972)  (3,348,085)  (3,454,772)   (6,761,471)   (7,405,211)
Contract Maintenance Charge..............     (40,116)     (45,207)     (13,185)     (15,039)      (45,134)      (49,625)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (795,302)    (981,886)    (296,411)    (994,828)   (1,243,982)     (601,645)
                                          -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (8,371,043)  (8,931,355)  (5,479,167)  (5,725,175)  (11,977,455)  (11,417,516)
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (4,772,969)   4,392,358   (3,106,493)   3,465,030    (6,327,969)    9,582,398
NET ASSETS AT BEGINNING OF
 PERIOD..................................  49,878,930   45,486,572   32,922,587   29,457,557    90,978,452    81,396,054
                                          -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $45,105,961  $49,878,930  $29,816,094  $32,922,587  $ 84,650,483  $ 90,978,452
                                          ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,293,762    2,761,300    1,699,015    2,038,235     4,779,864     5,459,486
       Units issued......................      62,791      105,730       51,200       69,824       118,999       146,501
       Units redeemed....................    (435,861)    (573,268)    (320,908)    (409,044)     (745,762)     (826,123)
                                          -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................   1,920,692    2,293,762    1,429,307    1,699,015     4,153,101     4,779,864
                                          ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ------------------------------------------------------------------------------
                                                    INVESCO                   INVESCO                   INVESCO
                                              INVESTMENT SERVICES       INVESTMENT SERVICES       INVESTMENT SERVICES
                                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  -----------------------  ------------------------
                                                 INVESCO V.I.               INVESCO V.I.             INVESCO V.I.
                                             DIVERSIFIED DIVIDEND        DIVERSIFIED INCOME        EQUITY AND INCOME
                                          --------------------------  -----------------------  ------------------------
                                              2014          2013         2014         2013         2014         2013
                                          ------------  ------------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    410,312  $  1,253,626  $  294,392  $   291,483  $    90,144  $    40,457
Net realized gains (losses)..............   10,620,039     9,151,118    (186,877)    (268,389)   2,264,512      663,931
Change in unrealized gains (losses)......    5,255,241    28,339,600     425,523     (156,215)    (393,256)   5,031,706
                                          ------------  ------------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   16,285,592    38,744,344     533,038     (133,121)   1,961,400    5,736,094
                                          ------------  ------------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      134,688       184,427         150          150       55,084      108,423
Benefit payments.........................   (6,134,446)   (7,044,032)   (321,224)    (175,567)  (1,177,122)  (1,101,506)
Payments on termination..................  (12,793,984)  (13,317,580)   (641,591)    (817,963)  (2,318,182)  (2,932,405)
Contract Maintenance Charge..............      (70,296)      (80,048)     (2,674)      (2,993)     (11,202)     (12,235)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (2,345,805)   (2,895,245)     (9,691)    (456,021)     400,765      513,859
                                          ------------  ------------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (21,209,843)  (23,152,478)   (975,030)  (1,452,394)  (3,050,657)  (3,423,864)
                                          ------------  ------------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (4,924,251)   15,591,866    (441,992)  (1,585,515)  (1,089,257)   2,312,230
NET ASSETS AT BEGINNING OF
 PERIOD..................................  157,002,680   141,410,814   8,505,792   10,091,307   28,118,518   25,806,288
                                          ------------  ------------  ----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $152,078,429  $157,002,680  $8,063,800  $ 8,505,792  $27,029,261  $28,118,518
                                          ============  ============  ==========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    3,919,006     4,564,975     623,556      730,748    1,669,671    1,888,361
       Units issued......................      119,017        88,512      39,451       25,679      104,676      106,546
       Units redeemed....................     (638,940)     (734,481)   (108,177)    (132,871)    (286,523)    (325,236)
                                          ------------  ------------  ----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    3,399,083     3,919,006     554,830      623,556    1,487,824    1,669,671
                                          ============  ============  ==========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                                   INVESCO                   INVESCO                   INVESCO
                                             INVESTMENT SERVICES       INVESTMENT SERVICES       INVESTMENT SERVICES
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                INVESCO V.I.              INVESCO V.I.              INVESCO V.I.
                                             GLOBAL CORE EQUITY       GOVERNMENT SECURITIES          HIGH YIELD
                                          ------------------------  ------------------------  ------------------------
                                              2014         2013         2014         2013         2014         2013
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   188,015  $   190,055  $   149,633  $   226,810  $   479,601  $   688,244
Net realized gains (losses)..............     591,965      (17,538)     (62,258)     (19,305)      41,915      (13,966)
Change in unrealized gains (losses)......    (994,120)   6,918,659      162,456     (665,786)    (405,961)    (176,959)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (214,140)   7,091,176      249,831     (458,281)     115,555      497,319
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,736        4,997           --       62,500        8,139       20,926
Benefit payments.........................  (1,689,772)  (1,780,618)    (350,174)    (241,162)    (894,611)    (789,887)
Payments on termination..................  (3,144,763)  (2,787,169)    (998,340)    (891,010)  (1,173,221)  (1,261,904)
Contract Maintenance Charge..............     (17,434)     (20,195)      (4,164)      (4,469)      (8,676)      (7,891)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (651,444)    (826,798)    (251,562)    (796,540)    (709,914)  12,199,452
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (5,500,677)  (5,409,783)  (1,604,240)  (1,870,681)  (2,778,283)  10,160,696
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (5,714,817)   1,681,393   (1,354,409)  (2,328,962)  (2,662,728)  10,658,015
NET ASSETS AT BEGINNING OF
 PERIOD..................................  38,615,155   36,933,762    9,972,943   12,301,905   17,192,786    6,534,771
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $32,900,338  $38,615,155  $ 8,618,534  $ 9,972,943  $14,530,058  $17,192,786
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,754,079    2,028,113      624,964      744,579      993,310      428,792
       Units issued......................      23,571       41,689       39,200       26,770       43,527      785,087
       Units redeemed....................    (279,323)    (315,723)    (138,238)    (146,385)    (201,824)    (220,569)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period...   1,498,327    1,754,079      525,926      624,964      835,013      993,310
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           ---------------------------------------------------------------------------
                                                    INVESCO                  INVESCO                  INVESCO
                                              INVESTMENT SERVICES      INVESTMENT SERVICES      INVESTMENT SERVICES
                                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           ------------------------  ----------------------  ------------------------
                                                 INVESCO V.I.             INVESCO V.I.             INVESCO V.I.
                                             INTERNATIONAL GROWTH    MANAGED VOLATILITY (AF)    MID CAP CORE EQUITY
                                           ------------------------  ----------------------  ------------------------
                                               2014         2013        2014        2013         2014         2013
                                           -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    33,866  $   (43,668) $   91,952  $   88,989  $  (165,507) $   (88,934)
Net realized gains (losses)...............   1,260,485    1,000,569     404,214     210,789    1,677,566    1,224,448
Change in unrealized gains (losses).......  (1,505,804)   2,637,496     592,240     247,939   (1,164,283)   1,592,767
                                           -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................    (211,453)   3,594,397   1,088,406     547,717      347,776    2,728,281
                                           -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      37,263       71,178          --          --        2,727        4,691
Benefit payments..........................    (322,023)    (575,375)    (10,134)   (197,711)    (217,601)    (269,418)
Payments on termination...................  (1,844,255)  (1,660,161)   (355,800)   (445,411)  (1,113,100)  (1,297,457)
Contract Maintenance Charge...............      (9,842)     (11,174)     (2,485)     (2,622)      (3,441)      (3,666)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (377,896)    (133,316)      4,902     (82,899)    (173,843)     133,916
                                           -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (2,516,753)  (2,308,848)   (363,517)   (728,643)  (1,505,258)  (1,431,934)
                                           -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (2,728,206)   1,285,549     724,889    (180,926)  (1,157,482)   1,296,347
NET ASSETS AT BEGINNING OF
 PERIOD...................................  23,317,017   22,031,468   5,820,996   6,001,922   12,044,020   10,747,673
                                           -----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $20,588,811  $23,317,017  $6,545,885  $5,820,996  $10,886,538  $12,044,020
                                           ===========  ===========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,125,618    1,246,396     276,483     311,469      585,366      659,045
       Units issued.......................      40,442       39,459      13,140      10,079       24,461       36,561
       Units redeemed.....................    (159,710)    (160,237)    (28,323)    (45,065)    (100,195)    (110,240)
                                           -----------  -----------  ----------  ----------  -----------  -----------
    Units outstanding at end of period....   1,006,350    1,125,618     261,300     276,483      509,632      585,366
                                           ===========  ===========  ==========  ==========  ===========  ===========

--------
(af)Previously known as Invesco V.I. Utilities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------
                                                  INVESCO                  INVESCO                   INVESCO
                                            INVESTMENT SERVICES      INVESTMENT SERVICES       INVESTMENT SERVICES
                                                SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------  ------------------------  ------------------------
                                               INVESCO V.I.             INVESCO V.I.              INVESCO V.I.
                                              MID CAP GROWTH            MONEY MARKET              S&P 500 INDEX
                                          ----------------------  ------------------------  ------------------------
                                             2014        2013         2014         2013         2014         2013
                                          ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (115,934) $  (77,625) $   (94,402) $  (126,334) $   132,636  $   172,408
Net realized gains (losses)..............    334,151     188,569           --           --    2,039,829    1,662,641
Change in unrealized gains (losses)......    300,805   2,233,146           --           --    1,487,747    6,513,340
                                          ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    519,022   2,344,090      (94,402)    (126,334)   3,660,212    8,348,389
                                          ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        180         180           --       62,500      108,564       74,486
Benefit payments.........................    (93,601)   (374,131)    (765,826)    (271,535)  (1,233,813)  (1,443,872)
Payments on termination..................   (833,809)   (470,261)  (1,457,456)  (1,769,428)  (2,640,439)  (2,512,388)
Contract Maintenance Charge..............     (2,770)     (3,013)      (3,801)      (4,466)     (13,718)     (15,462)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (15,497)    144,165      (32,034)     (94,995)     743,593     (770,173)
                                          ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (945,497)   (703,060)  (2,259,117)  (2,077,924)  (3,035,813)  (4,667,409)
                                          ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (426,475)  1,641,030   (2,353,519)  (2,204,258)     624,399    3,680,980
NET ASSETS AT BEGINNING OF
 PERIOD..................................  8,533,206   6,892,176    8,195,268   10,399,526   33,531,494   29,850,514
                                          ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $8,106,731  $8,533,206  $ 5,841,749  $ 8,195,268  $34,155,893  $33,531,494
                                          ==========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    390,591     428,516      717,695      903,567    2,065,598    2,390,830
       Units issued......................     13,145      21,497       88,826      175,273      172,672      103,012
       Units redeemed....................    (55,575)    (59,422)    (289,386)    (361,145)    (356,286)    (428,244)
                                          ----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    348,161     390,591      517,135      717,695    1,881,984    2,065,598
                                          ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 -------------------------------------------------------------------------
                                                         INVESCO                 INVESCO            INVESCO INVESTMENT
                                                   INVESTMENT SERVICES     INVESTMENT SERVICES     SERVICES (SERIES II)
                                                       SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                                 ----------------------  ----------------------  ------------------------
                                                      INVESCO V.I.            INVESCO V.I.             INVESCO V.I.
                                                       TECHNOLOGY          VALUE OPPORTUNITIES     AMERICAN FRANCHISE II
                                                 ----------------------  ----------------------  ------------------------
                                                    2014        2013        2014        2013         2014         2013
                                                 ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (41,733) $  (36,468) $     (153) $    5,246  $  (451,582) $  (418,836)
Net realized gains (losses).....................    377,703     305,855     189,933      44,264    4,156,977    2,414,291
Change in unrealized gains (losses).............    (63,609)    285,370     189,166   1,947,843   (2,315,887)   7,015,357
                                                 ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................    272,361     554,757     378,946   1,997,353    1,389,508    9,010,812
                                                 ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      2,200       2,801       1,168       2,168        5,948        7,605
Benefit payments................................     (5,080)    (44,069)    (38,096)    (95,712)  (3,215,529)    (460,205)
Payments on termination.........................   (268,481)    (95,921)   (527,128)   (703,180)  (4,083,254)  (3,742,322)
Contract Maintenance Charge.....................     (1,491)     (1,559)     (3,211)     (3,432)     (54,758)     (66,430)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................     17,715     144,738    (106,846)    106,410     (759,858)  (1,548,224)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................   (255,137)      5,990    (674,113)   (693,746)  (8,107,451)  (5,809,576)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     17,224     560,747    (295,167)  1,303,607   (6,717,943)   3,201,236
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  2,947,472   2,386,725   7,893,969   6,590,362   30,228,610   27,027,374
                                                 ----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $2,964,696  $2,947,472  $7,598,802  $7,893,969  $23,510,667  $30,228,610
                                                 ==========  ==========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    177,127     177,131     507,938     559,322    1,889,653    2,303,381
       Units issued.............................      7,328      21,601      37,124      27,013       33,476       50,701
       Units redeemed...........................    (21,747)    (21,605)    (80,057)    (78,397)    (497,190)    (464,429)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
    Units outstanding at end of period..........    162,708     177,127     465,005     507,938    1,425,939    1,889,653
                                                 ==========  ==========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -----------------------------------------------------------------------------
                                             INVESCO INVESTMENT         INVESCO INVESTMENT        INVESCO INVESTMENT
                                            SERVICES (SERIES II)       SERVICES (SERIES II)      SERVICES (SERIES II)
                                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  --------------------------  ----------------------
                                                INVESCO V.I.               INVESCO V.I.              INVESCO V.I.
                                              AMERICAN VALUE II             COMSTOCK II             CORE EQUITY II
                                          ------------------------  --------------------------  ----------------------
                                              2014         2013         2014          2013         2014        2013
                                          -----------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (459,625) $  (392,428) $   (721,734) $   (374,313) $  (21,203) $   (9,945)
Net realized gains (losses)..............   4,868,743    1,870,695    10,091,348     7,362,421     136,871     121,582
Change in unrealized gains (losses)......  (2,139,173)   7,961,961    (1,761,418)   26,745,574      (1,637)    351,527
                                          -----------  -----------  ------------  ------------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................   2,269,945    9,440,228     7,608,196    33,733,682     114,031     463,164
                                          -----------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      45,465       10,794        70,001        86,922          --       5,000
Benefit payments.........................    (759,359)    (862,033)   (5,482,529)   (3,402,941)     (9,533)    (53,524)
Payments on termination..................  (5,406,557)  (5,712,048)  (17,005,731)  (19,652,252)   (242,038)   (266,699)
Contract Maintenance Charge..............    (107,606)    (129,251)     (240,147)     (291,996)     (4,891)     (4,959)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,194,344)  (2,444,027)   (3,053,321)   (4,950,293)    (68,624)     11,646
                                          -----------  -----------  ------------  ------------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (7,422,401)  (9,136,565)  (25,711,727)  (28,210,560)   (325,086)   (308,536)
                                          -----------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (5,152,456)     303,663   (18,103,531)    5,523,122    (211,055)    154,628
NET ASSETS AT BEGINNING OF
 PERIOD..................................  33,767,067   33,463,404   118,370,712   112,847,590   2,066,393   1,911,765
                                          -----------  -----------  ------------  ------------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $28,614,611  $33,767,067  $100,267,181  $118,370,712  $1,855,338  $2,066,393
                                          ===========  ===========  ============  ============  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,253,352    1,633,481     6,033,263     7,653,321     134,895     158,981
       Units issued......................      31,816       20,957       121,031       130,950         263      10,257
       Units redeemed....................    (302,277)    (401,086)   (1,392,888)   (1,751,008)    (20,367)    (34,343)
                                          -----------  -----------  ------------  ------------  ----------  ----------
    Units outstanding at end of
     period..............................     982,891    1,253,352     4,761,406     6,033,263     114,791     134,895
                                          ===========  ===========  ============  ============  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 -------------------------------------------------------------------------
                                                    INVESCO INVESTMENT      INVESCO INVESTMENT      INVESCO INVESTMENT
                                                   SERVICES (SERIES II)    SERVICES (SERIES II)    SERVICES (SERIES II)
                                                        SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                                 ------------------------  -------------------   ------------------------
                                                       INVESCO V.I.            INVESCO V.I.            INVESCO V.I.
                                                  DIVERSIFIED DIVIDEND II  DIVERSIFIED INCOME II   EQUITY AND INCOME II
                                                 ------------------------  -------------------   ------------------------
                                                     2014         2013       2014        2013        2014         2013
                                                 -----------  -----------  --------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (124,129) $   113,721  $  4,478   $   5,784  $   (59,792) $   (91,997)
Net realized gains (losses).....................   3,970,517    2,460,106    (4,061)    (15,010)   3,912,994    2,433,927
Change in unrealized gains (losses).............    (185,651)   7,366,409     9,050       4,547   (1,430,534)   5,959,091
                                                 -----------  -----------  --------   ---------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................   3,660,737    9,940,236     9,467      (4,679)   2,422,668    8,301,021
                                                 -----------  -----------  --------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      22,442        8,272        --          45       15,964       40,921
Benefit payments................................  (3,154,425)  (1,271,360)   (2,474)         --   (1,265,253)  (1,475,542)
Payments on termination.........................  (5,434,895)  (4,611,852)  (28,142)    (70,331)  (5,497,234)  (7,747,954)
Contract Maintenance Charge.....................     (51,143)     (64,027)       --          --      (75,879)     (92,437)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (1,089,398)  (1,337,079)       85     (29,800)    (132,874)    (598,184)
                                                 -----------  -----------  --------   ---------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................  (9,707,419)  (7,276,046)  (30,531)   (100,086)  (6,955,276)  (9,873,196)
                                                 -----------  -----------  --------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (6,046,682)   2,664,190   (21,064)   (104,765)  (4,532,608)  (1,572,175)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  40,502,174   37,837,984   170,193     274,958   38,430,669   40,002,844
                                                 -----------  -----------  --------   ---------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $34,455,492  $40,502,174  $149,129   $ 170,193  $33,898,061  $38,430,669
                                                 ===========  ===========  ========   =========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   2,562,993    3,061,563    13,636      21,690    2,101,370    2,673,533
       Units issued.............................      26,130       73,231         9         310       75,620      118,624
       Units redeemed...........................    (589,504)    (571,801)   (2,369)     (8,364)    (442,589)    (690,787)
                                                 -----------  -----------  --------   ---------  -----------  -----------
    Units outstanding at end of period..........   1,999,619    2,562,993    11,276      13,636    1,734,401    2,101,370
                                                 ===========  ===========  ========   =========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                       ------------------------------------------------------------------------------
                                          INVESCO INVESTMENT      INVESCO INVESTMENT          INVESCO INVESTMENT
                                         SERVICES (SERIES II)    SERVICES (SERIES II)        SERVICES (SERIES II)
                                              SUB-ACCOUNT            SUB-ACCOUNT                  SUB-ACCOUNT
                                       ------------------------  -----------------------  --------------------------
                                             INVESCO V.I.            INVESCO V.I.                INVESCO V.I.
                                         GLOBAL CORE EQUITY II   GOVERNMENT SECURITIES II    GROWTH AND INCOME II
                                       ------------------------  -----------------------  --------------------------
                                           2014         2013       2014         2013          2014          2013
                                       -----------  -----------   --------    ---------   ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   (35,385) $   (12,303) $  3,437    $   4,601    $   (127,972) $   (280,886)
Net realized gains (losses)...........     698,291       47,017    (1,238)      (1,029)     10,664,587     5,283,886
Change in unrealized gains
 (losses).............................    (806,086)   3,706,380     3,915      (19,732)     (6,247,843)   12,087,948
                                       -----------  -----------   --------    ---------   ------------  ------------
Increase (decrease) in net assets
 from operations......................    (143,180)   3,741,094     6,114      (16,160)      4,288,772    17,090,948
                                       -----------  -----------   --------    ---------   ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      13,903        3,538        --           --          22,966        82,820
Benefit payments......................  (2,808,285)    (444,502)       --           --      (1,979,262)   (1,882,560)
Payments on termination...............  (1,822,170)  (2,291,394)  (18,591)    (126,665)     (9,350,021)  (11,789,609)
Contract Maintenance Charge...........     (26,151)     (32,951)       --           --        (182,961)     (222,920)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (429,605)    (653,193)       96      (13,669)     (1,563,556)   (4,184,468)
                                       -----------  -----------   --------    ---------   ------------  ------------
Increase (decrease) in net assets
 from contract transactions...........  (5,072,308)  (3,418,502)  (18,495)    (140,334)    (13,052,834)  (17,996,737)
                                       -----------  -----------   --------    ---------   ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (5,215,488)     322,592   (12,381)    (156,494)     (8,764,062)     (905,789)
NET ASSETS AT BEGINNING
 OF PERIOD............................  20,689,310   20,366,718   303,165      459,659      60,296,266    61,202,055
                                       -----------  -----------   --------    ---------   ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $15,473,822  $20,689,310  $290,784    $ 303,165    $ 51,532,204  $ 60,296,266
                                       ===========  ===========   ========    =========   ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   1,460,159    1,723,693    23,626       34,033       2,627,739     3,506,132
       Units issued...................      23,347       24,146        34           69          52,867        82,492
       Units redeemed.................    (353,115)    (287,680)   (1,415)     (10,476)       (604,036)     (960,885)
                                       -----------  -----------   --------    ---------   ------------  ------------
    Units outstanding at end of
     period...........................   1,130,391    1,460,159    22,245       23,626       2,076,570     2,627,739
                                       ===========  ===========   ========    =========   ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                             INVESCO INVESTMENT        INVESCO INVESTMENT    INVESCO INVESTMENT
                                            SERVICES (SERIES II)      SERVICES (SERIES II)   SERVICES (SERIES II)
                                                 SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                          ------------------------  -----------------------  -------------------------
                                                INVESCO V.I.              INVESCO V.I.          INVESCO V.I.
                                                HIGH YIELD II       INTERNATIONAL GROWTH II  MANAGED VOLATILITY II (AG)
                                          ------------------------  -----------------------  -------------------------
                                              2014         2013         2014        2013       2014          2013
                                          -----------  -----------  -----------  ----------    --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   258,931  $   397,038  $   (18,637) $  (23,784) $  1,602      $  1,691
Net realized gains (losses)..............       2,910      (31,744)     467,853     124,017    11,542         5,636
Change in unrealized gains (losses)......    (250,289)    (219,606)    (437,708)    589,264    14,679         9,239
                                          -----------  -----------  -----------  ----------    --------     --------
Increase (decrease) in net assets from
 operations..............................      11,552      145,688       11,508     689,497    27,823        16,566
                                          -----------  -----------  -----------  ----------    --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      17,426        7,503           --          81        --            30
Benefit payments.........................    (348,126)    (241,384)  (1,479,790)    (10,030)   (6,466)           --
Payments on termination..................    (982,766)    (804,178)    (590,677)   (569,765)  (29,732)      (24,476)
Contract Maintenance Charge..............     (17,867)     (16,202)     (10,992)    (13,169)       --            --
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (26,578)  11,093,573       33,524     (79,668)   (1,687)      (20,276)
                                          -----------  -----------  -----------  ----------    --------     --------
Increase (decrease) in net assets from
 contract transactions...................  (1,357,911)  10,039,312   (2,047,935)   (672,551)  (37,885)      (44,722)
                                          -----------  -----------  -----------  ----------    --------     --------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,346,359)  10,185,000   (2,036,427)     16,946   (10,062)      (28,156)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  10,574,301      389,301    4,390,384   4,373,438   168,771       196,927
                                          -----------  -----------  -----------  ----------    --------     --------
NET ASSETS AT END OF PERIOD.............. $ 9,227,942  $10,574,301  $ 2,353,957  $4,390,384  $158,709      $168,771
                                          ===========  ===========  ===========  ==========    ========     ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     861,237       19,960      384,184     442,241     8,343        10,589
       Units issued......................      30,205      961,934       13,913      25,817         1            64
       Units redeemed....................    (136,791)    (120,657)    (188,543)    (83,874)   (1,743)       (2,310)
                                          -----------  -----------  -----------  ----------    --------     --------
    Units outstanding at end of period...     754,651      861,237      209,554     384,184     6,601         8,343
                                          ===========  ===========  ===========  ==========    ========     ========

--------
(ag)Previously known as Invesco V.I. Utilities II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ----------------------------------------------------------------------
                                                   INVESCO INVESTMENT       INVESCO INVESTMENT     INVESCO INVESTMENT
                                                  SERVICES (SERIES II)     SERVICES (SERIES II)    SERVICES (SERIES II)
                                                       SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                                 ----------------------  ------------------------  ------------------
                                                      INVESCO V.I.             INVESCO V.I.           INVESCO V.I.
                                                 MID CAP CORE EQUITY II      MID CAP GROWTH II       MONEY MARKET II
                                                 ----------------------  ------------------------  ------------------
                                                    2014        2013         2014         2013       2014       2013
                                                 ----------  ----------  -----------  -----------  --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (33,145) $  (27,485) $  (162,219) $  (150,143) $(11,111)  $(11,281)
Net realized gains (losses).....................    312,561     281,797      655,530      394,886        --         --
Change in unrealized gains (losses).............   (231,134)    276,142       38,383    2,755,865        --         --
                                                 ----------  ----------  -----------  -----------  --------   --------
Increase (decrease) in net assets from
 operations.....................................     48,282     530,454      531,694    3,000,608   (11,111)   (11,281)
                                                 ----------  ----------  -----------  -----------  --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................         --          15        4,385       33,620        --         --
Benefit payments................................    (16,065)    (67,463)    (452,399)    (165,138)   (1,431)        --
Payments on termination.........................   (332,037)   (598,591)  (1,254,228)  (1,592,058)  (16,521)   (51,157)
Contract Maintenance Charge.....................     (3,126)     (4,201)     (22,819)     (26,030)       --         --
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (35,015)    (41,172)     (85,425)    (102,997)  (22,134)    59,424
                                                 ----------  ----------  -----------  -----------  --------   --------
Increase (decrease) in net assets from contract
 transactions...................................   (386,243)   (711,412)  (1,810,486)  (1,852,603)  (40,086)     8,267
                                                 ----------  ----------  -----------  -----------  --------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (337,961)   (180,958)  (1,278,792)   1,148,005   (51,197)    (3,014)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  2,089,176   2,270,134   10,585,632    9,437,627   742,439    745,453
                                                 ----------  ----------  -----------  -----------  --------   --------
NET ASSETS AT END OF PERIOD..................... $1,751,215  $2,089,176  $ 9,306,840  $10,585,632  $691,242   $742,439
                                                 ==========  ==========  ===========  ===========  ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    119,401     165,157      517,497      615,481    77,506     76,500
       Units issued.............................      5,339         239       58,627       72,170        30      7,536
       Units redeemed...........................    (26,136)    (45,995)    (143,800)    (170,154)   (4,227)    (6,530)
                                                 ----------  ----------  -----------  -----------  --------   --------
    Units outstanding at end of period..........     98,604     119,401      432,324      517,497    73,309     77,506
                                                 ==========  ==========  ===========  ===========  ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 --------------------------------------------------------------------------
                                                     INVESCO INVESTMENT      INVESCO INVESTMENT      INVESCO INVESTMENT
                                                    SERVICES (SERIES II)     SERVICES (SERIES II)   SERVICES (SERIES II)
                                                         SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                                 --------------------------  -------------------  ------------------------
                                                        INVESCO V.I.            INVESCO V.I.         INVESCO V.I. VALUE
                                                      S&P 500 INDEX II         TECHNOLOGY II          OPPORTUNITIES II
                                                 --------------------------  -------------------  ------------------------
                                                     2014          2013        2014      2013         2014         2013
                                                 ------------  ------------  -------   --------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    (95,725) $      3,114  $  (209)  $   (322)  $   (30,540) $   (32,261)
Net realized gains (losses).....................    6,130,706     4,775,867    2,862      5,361       256,440      107,784
Change in unrealized gains (losses).............     (164,386)   10,896,423   (1,615)    (1,264)        6,060    1,538,631
                                                 ------------  ------------  -------   --------   -----------  -----------
Increase (decrease) in net assets from
 operations.....................................    5,870,595    15,675,404    1,038      3,775       231,960    1,614,154
                                                 ------------  ------------  -------   --------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       20,755        28,430       --         --         1,000           54
Benefit payments................................   (3,146,421)   (1,492,030)  (1,963)        --      (281,831)    (275,773)
Payments on termination.........................   (7,958,306)   (8,054,041)  (4,388)   (17,765)     (879,869)    (798,048)
Contract Maintenance Charge.....................     (108,605)     (131,817)      --         --       (17,300)     (20,815)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (1,494,432)   (3,320,603)      (4)       303       (79,296)    (465,676)
                                                 ------------  ------------  -------   --------   -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................  (12,687,009)  (12,970,061)  (6,355)   (17,462)   (1,257,296)  (1,560,258)
                                                 ------------  ------------  -------   --------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (6,816,414)    2,705,343   (5,317)   (13,687)   (1,025,336)      53,896
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   62,216,972    59,511,629   16,846     30,533     5,903,115    5,849,219
                                                 ------------  ------------  -------   --------   -----------  -----------
NET ASSETS AT END OF PERIOD..................... $ 55,400,558  $ 62,216,972  $11,529   $ 16,846   $ 4,877,779  $ 5,903,115
                                                 ============  ============  =======   ========   ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    4,141,653     5,011,891    1,058      2,364       368,910      474,808
       Units issued.............................      242,858       256,493        1         24         6,706        9,733
       Units redeemed...........................   (1,055,338)   (1,126,731)    (387)    (1,330)      (84,183)    (115,631)
                                                 ------------  ------------  -------   --------   -----------  -----------
    Units outstanding at end of period..........    3,329,173     4,141,653      672      1,058       291,433      368,910
                                                 ============  ============  =======   ========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     ------------------------------------------------------------
                                                        JANUS ASPEN    LAZARD RETIREMENT      LEGG MASON
                                                          SERIES       SERIES, INC.      PARTNERS VARIABLE EQUITY
                                                        SUB-ACCOUNT    SUB-ACCOUNT         TRUST SUB-ACCOUNT
                                                     ----------------  ----------------  -----------------------
                                                                                         CLEARBRIDGE VARIABLE
                                                                         EMERGING            ALL CAP VALUE
                                                      FORTY PORTFOLIO  MARKETS EQUITY      PORTFOLIO I (AI)
                                                     ----------------  ----------------  -----------------------
                                                       2014     2013    2014     2013    2014 (AJ)(AK)    2013
                                                     -------  -------   -----    ----    -------------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (137) $   (70) $   1     $  2       $   204      $   (1)
Net realized gains (losses).........................   3,321      107     56        8            14         108
Change in unrealized gains (losses).................  (2,466)   2,326   (104)     (30)         (145)        260
                                                     -------  -------   -----     ----      -------      ------
Increase (decrease) in net assets from operations...     718    2,363    (47)     (20)           73         367
                                                     -------  -------   -----     ----      -------      ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --     --       --            --          --
Benefit payments....................................      --       --     --       --            --          --
Payments on termination.............................    (383)      --   (240)      --          (553)         --
Contract Maintenance Charge.........................      (6)      (6)    (1)      (1)           (2)         (2)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     (50)     (43)    57      104        (1,083)        (16)
                                                     -------  -------   -----     ----      -------      ------
Increase (decrease) in net assets from contract
 transactions.......................................    (439)     (49)  (184)     103        (1,638)        (18)
                                                     -------  -------   -----     ----      -------      ------
INCREASE (DECREASE) IN NET ASSETS...................     279    2,314   (231)      83        (1,565)        349
NET ASSETS AT BEGINNING OF PERIOD...................  10,380    8,066    720      637         1,565       1,216
                                                     -------  -------   -----     ----      -------      ------
NET ASSETS AT END OF PERIOD......................... $10,659  $10,380  $ 489     $720       $    --      $1,565
                                                     =======  =======   =====     ====      =======      ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........     466      468     14       12           132         134
       Units issued.................................       2        1      1        2             1          --
       Units redeemed...............................     (21)      (3)    (5)      --          (133)         (2)
                                                     -------  -------   -----     ----      -------      ------
    Units outstanding at end of period..............     447      466     10       14            --         132
                                                     =======  =======   =====     ====      =======      ======

--------
(ai)Previously known as Clearbridge Variable Fundamental All Cap Value
    Portfolio I
(aj)On December 5, 2014, ClearBridge Variable All Cap Value Portfolio I merged into ClearBridge Variable Large Cap Value Portfolio I
(ak)For the period beginning January 1, 2014 and ended December 5, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ----------------------------------------------------------------------
                                             LEGG MASON
                                          PARTNERS VARIABLE
                                          EQUITY TRUST (AH)   LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------   ------------------------  ------------------------
                                             CLEARBRIDGE
                                          VARIABLE LARGE CAP
                                          VALUE PORTFOLIO I       BOND-DEBENTURE          FUNDAMENTAL EQUITY
                                          ----------------   ------------------------  ------------------------
                                          2014 (AJ)   2013       2014         2013         2014         2013
                                          ---------  ------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............  $   20    $    3  $   576,756  $   758,340  $   (70,026) $   (96,862)
Net realized gains (losses)..............     360        90      989,556    1,084,263    1,355,645    1,396,681
Change in unrealized gains (losses)......    (282)      334     (901,662)    (216,602)  (1,004,789)     702,666
                                           ------    ------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................      98       427      664,650    1,626,001      280,830    2,002,485
                                           ------    ------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      --        --       26,052       59,200        3,400        9,640
Benefit payments.........................      --        --     (480,059)    (742,214)    (243,850)    (177,016)
Payments on termination..................    (648)       --   (4,243,772)  (5,614,269)  (1,198,873)  (1,528,836)
Contract Maintenance Charge..............      (2)       (2)     (78,826)     (93,480)     (16,511)     (20,872)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   1,053        18     (342,552)     702,063     (120,841)    (488,730)
                                           ------    ------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................     403        16   (5,119,157)  (5,688,700)  (1,576,675)  (2,205,814)
                                           ------    ------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     501       443   (4,454,507)  (4,062,699)  (1,295,845)    (203,329)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   1,850     1,407   23,794,231   27,856,930    6,589,958    6,793,287
                                           ------    ------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD..................................  $2,351    $1,850  $19,339,724  $23,794,231  $ 5,294,113  $ 6,589,958
                                           ======    ======  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     104       103    1,422,085    1,771,916      348,026      478,507
       Units issued......................      56         1      101,572      165,777        9,579        4,532
       Units redeemed....................     (39)       --     (397,284)    (515,608)     (92,029)    (135,013)
                                           ------    ------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     121       104    1,126,373    1,422,085      265,576      348,026
                                           ======    ======  ===========  ===========  ===========  ===========

--------
(ah)Previously known as Legg Mason Partners Variable Portfolios I, Inc.
(aj)On December 5, 2014, ClearBridge Variable All Cap Value Portfolio I merged into ClearBridge Variable Large Cap Value Portfolio I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                           LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                              GROWTH AND INCOME       GROWTH OPPORTUNITIES          MID-CAP STOCK
                                          ------------------------  ------------------------  ------------------------
                                              2014         2013         2014         2013         2014         2013
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (142,937) $  (179,887) $  (147,200) $  (159,779) $  (205,199) $  (235,898)
Net realized gains (losses)..............     947,772      546,153    1,915,574    1,842,251    1,097,643      697,592
Change in unrealized gains (losses)......      (1,768)   4,507,437   (1,393,847)   1,318,904      667,227    4,315,981
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     803,067    4,873,703      374,527    3,001,376    1,559,671    4,777,675
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................          --        1,967        7,209       11,977       18,106       38,728
Benefit payments.........................    (447,933)    (628,894)    (151,263)    (314,764)    (255,836)    (448,288)
Payments on termination..................  (3,278,461)  (3,643,455)  (1,499,102)  (1,766,257)  (3,002,020)  (3,580,509)
Contract Maintenance Charge..............     (56,740)     (66,857)     (32,866)     (37,923)     (50,771)     (64,232)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (93,820)    (500,673)    (404,206)    (677,454)    (767,607)  (1,880,022)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (3,876,954)  (4,837,912)  (2,080,228)  (2,784,421)  (4,058,128)  (5,934,323)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,073,887)      35,791   (1,705,701)     216,955   (2,498,457)  (1,156,648)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  16,517,140   16,481,349   10,040,163    9,823,208   18,048,660   19,205,308
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $13,443,253  $16,517,140  $ 8,334,462  $10,040,163  $15,550,203  $18,048,660
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,100,846    1,466,898      489,238      644,880    1,111,782    1,516,479
       Units issued......................      33,099       89,396       11,428       14,959       29,697       36,036
       Units redeemed....................    (287,013)    (455,448)    (111,260)    (170,601)    (267,462)    (440,733)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     846,932    1,100,846      389,406      489,238      874,017    1,111,782
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     ---------------------------------------------------------------
                                                        MFS VARIABLE        MFS VARIABLE          MFS VARIABLE
                                                       INSURANCE TRUST     INSURANCE TRUST       INSURANCE TRUST
                                                         SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                                     ------------------  ------------------  ----------------------
                                                         MFS GROWTH        MFS HIGH YIELD      MFS INVESTORS TRUST
                                                     ------------------  ------------------  ----------------------
                                                       2014      2013      2014    2013 (AQ)    2014        2013
                                                     --------  --------  --------  --------- ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $(10,051) $ (8,086) $ 12,992  $  6,422  $   (4,691) $   (2,671)
Net realized gains (losses).........................   74,613    19,898       635       (96)    139,205      33,704
Change in unrealized gains (losses).................   (8,392)  198,234   (14,305)    4,792     (32,403)    248,207
                                                     --------  --------  --------  --------  ----------  ----------
Increase (decrease) in net assets from operations...   56,170   210,046      (678)   11,118     102,111     279,240
                                                     --------  --------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................       --        --       788       200       1,125       2,495
Benefit payments....................................      836    (7,285)       --        --      (9,478)    (23,308)
Payments on termination.............................  (32,764)  (33,805)  (41,813)  (17,508)    (80,623)    (51,961)
Contract Maintenance Charge.........................     (559)     (575)     (178)      (78)       (737)       (783)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (19,204)   (5,862)  396,797   324,958     (15,663)     (7,810)
                                                     --------  --------  --------  --------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................  (51,691)  (47,527)  355,594   307,572    (105,376)    (81,367)
                                                     --------  --------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................    4,479   162,519   354,916   318,690      (3,265)    197,873
NET ASSETS AT BEGINNING OF PERIOD...................  784,925   622,406   318,690        --   1,158,253     960,380
                                                     --------  --------  --------  --------  ----------  ----------
NET ASSETS AT END OF PERIOD......................... $789,404  $784,925  $673,606  $318,690  $1,154,988  $1,158,253
                                                     ========  ========  ========  ========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   49,588    53,406    17,072        --      76,746      82,709
       Units issued.................................    1,615        69    20,905    18,467       1,301         876
       Units redeemed...............................   (5,526)   (3,887)   (2,449)   (1,395)     (7,868)     (6,839)
                                                     --------  --------  --------  --------  ----------  ----------
    Units outstanding at end of period..............   45,677    49,588    35,528    17,072      70,179      76,746
                                                     ========  ========  ========  ========  ==========  ==========

--------
(aq)For the period beginning August 16, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     -----------------------------------------------------------------
                                                          MFS VARIABLE           MFS VARIABLE         MFS VARIABLE
                                                         INSURANCE TRUST       INSURANCE TRUST      INSURANCE TRUST
                                                           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------------  -------------------  -------------------
                                                        MFS NEW DISCOVERY        MFS RESEARCH      MFS RESEARCH BOND
                                                     ----------------------  -------------------  -------------------
                                                        2014        2013        2014      2013       2014      2013
                                                     ----------  ----------  ---------  --------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (19,962) $  (21,634) $  (4,343) $ (7,144) $  11,057  $ (1,061)
Net realized gains (losses).........................    381,131      94,917    106,580    13,452     22,913    13,781
Change in unrealized gains (losses).................   (506,158)    483,130    (47,415)  155,603       (172)  (33,717)
                                                     ----------  ----------  ---------  --------  ---------  --------
Increase (decrease) in net assets from operations...   (144,989)    556,413     54,822   161,911     33,798   (20,997)
                                                     ----------  ----------  ---------  --------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      2,687      19,405         --        --      2,172     2,157
Benefit payments....................................    (12,331)       (276)   (28,621)     (654)  (113,881)   (2,038)
Payments on termination.............................   (241,706)   (201,041)   (38,100)  (11,539)   (62,494)  (61,844)
Contract Maintenance Charge.........................     (1,163)     (1,422)      (247)     (260)      (689)     (793)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (34,697)   (151,231)   (55,386)  (19,913)   (20,068)   15,563
                                                     ----------  ----------  ---------  --------  ---------  --------
Increase (decrease) in net assets from contract
 transactions.......................................   (287,210)   (334,565)  (122,354)  (32,366)  (194,960)  (46,955)
                                                     ----------  ----------  ---------  --------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS...................   (432,199)    221,848    (67,532)  129,545   (161,162)  (67,952)
NET ASSETS AT BEGINNING OF PERIOD...................  1,797,755   1,575,907    677,080   547,535    860,957   928,909
                                                     ----------  ----------  ---------  --------  ---------  --------
NET ASSETS AT END OF PERIOD......................... $1,365,556  $1,797,755  $ 609,548  $677,080  $ 699,795  $860,957
                                                     ==========  ==========  =========  ========  =========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........     62,415      76,003     48,110    50,564     45,514    47,973
       Units issued.................................      1,451       2,404      2,461        16        452     2,220
       Units redeemed...............................    (12,358)    (15,992)   (10,860)   (2,470)   (10,668)   (4,679)
                                                     ----------  ----------  ---------  --------  ---------  --------
    Units outstanding at end of period..............     51,508      62,415     39,711    48,110     35,298    45,514
                                                     ==========  ==========  =========  ========  =========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           -----------------------------------------------------------------
                                              MFS VARIABLE     MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                             INSURANCE TRUST   TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)
                                               SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
                                           ------------------  ---------------------  ---------------------
                                                                   MFS GROWTH         MFS INVESTORS TRUST
                                              MFS UTILITIES      (SERVICE CLASS)        (SERVICE CLASS)
                                           ------------------  ---------------------  ---------------------
                                             2014      2013      2014        2013       2014        2013
                                           --------  --------   --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  1,821  $  2,382  $ (1,393)   $ (1,669)  $ (1,064)   $   (768)
Net realized gains (losses)...............   11,004    20,725    44,505       9,056     19,637       6,140
Change in unrealized gains (losses).......   11,451    19,435   (39,117)     26,398     (7,108)     28,710
                                           --------  --------   --------   --------    --------   --------
Increase (decrease) in net assets from
 operations...............................   24,276    42,542     3,995      33,785     11,465      34,082
                                           --------  --------   --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       --        --        --          --         --          --
Benefit payments..........................       --   (20,085)  (45,766)     (3,418)        --      (3,749)
Payments on termination...................   (1,702)  (39,034)  (27,028)    (12,300)   (18,740)     (8,960)
Contract Maintenance Charge...............      (48)      (60)      (15)        (52)      (113)       (120)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   16,344        (1)   27,285         603       (223)       (841)
                                           --------  --------   --------   --------    --------   --------
Increase (decrease) in net assets from
 contract transactions....................   14,594   (59,180)  (45,524)    (15,167)   (19,076)    (13,670)
                                           --------  --------   --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS...................................   38,870   (16,638)  (41,529)     18,618     (7,611)     20,412
NET ASSETS AT BEGINNING OF
 PERIOD...................................  223,141   239,779   124,264     105,646    140,059     119,647
                                           --------  --------   --------   --------    --------   --------
NET ASSETS AT END OF PERIOD............... $262,011  $223,141  $ 82,735    $124,264   $132,448    $140,059
                                           ========  ========   ========   ========    ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    7,838    10,005     8,579       9,802      9,393      10,419
       Units issued.......................      500        --     1,459          85          6          --
       Units redeemed.....................      (59)   (2,167)   (5,380)     (1,308)    (1,265)     (1,026)
                                           --------  --------   --------   --------    --------   --------
    Units outstanding at end of period....    8,279     7,838     4,658       8,579      8,134       9,393
                                           ========  ========   ========   ========    ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ---------------------------------------------------------------------
                                                 MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                                 TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)   TRUST (SERVICE CLASS)
                                                     SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                                 ---------------------  ---------------------  ----------------------
                                                  MFS NEW DISCOVERY        MFS RESEARCH             MFS UTILITIES
                                                   (SERVICE CLASS)        (SERVICE CLASS)          (SERVICE CLASS)
                                                 ---------------------  ---------------------  ----------------------
                                                   2014        2013       2014        2013        2014        2013
                                                  --------   --------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $ (2,092)   $ (2,371)  $   (415)   $   (750)  $    4,389  $    7,267
Net realized gains (losses).....................   37,758       9,230     18,209       6,266      137,124      60,127
Change in unrealized gains (losses).............  (49,312)     43,155    (14,625)     11,295         (740)    169,140
                                                  --------   --------    --------   --------   ----------  ----------
Increase (decrease) in net assets from
 operations.....................................  (13,646)     50,014      3,169      16,811      140,773     236,534
                                                  --------   --------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       20          20         --          --           --          --
Benefit payments................................       --      (1,965)        --          --      (40,626)         --
Payments on termination.........................  (43,094)    (20,774)    (6,809)     (9,880)    (198,926)   (111,702)
Contract Maintenance Charge.....................      (62)        (86)       (23)        (23)         (63)       (117)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    2,733       4,444    (21,371)     (2,790)      (5,362)     (2,463)
                                                  --------   --------    --------   --------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (40,403)    (18,361)   (28,203)    (12,693)    (244,977)   (114,282)
                                                  --------   --------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (54,049)     31,653    (25,034)      4,118     (104,204)    122,252
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  164,823     133,170     66,982      62,864    1,477,088   1,354,836
                                                  --------   --------    --------   --------   ----------  ----------
NET ASSETS AT END OF PERIOD..................... $110,774    $164,823   $ 41,948    $ 66,982   $1,372,884  $1,477,088
                                                  ========   ========    ========   ========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    8,484       9,543      4,436       5,432       55,763      60,073
       Units issued.............................      185         908         --         203           --          --
       Units redeemed...........................   (2,434)     (1,967)    (1,859)     (1,199)      (8,817)     (4,310)
                                                  --------   --------    --------   --------   ----------  ----------
    Units outstanding at end of period..........    6,235       8,484      2,577       4,436       46,946      55,763
                                                  ========   ========    ========   ========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          --------------------------------------------------------------------------------
                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  -------------------------
                                               EUROPEAN EQUITY         GLOBAL INFRASTRUCTURE           INCOME PLUS
                                          ------------------------  --------------------------  -------------------------
                                              2014         2013     2014 (AL) (AM)     2013         2014         2013
                                          -----------  -----------  -------------- -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   374,884  $   574,423   $  1,087,640  $   664,190  $ 1,831,467  $  2,570,539
Net realized gains (losses)..............     713,803      196,378     (6,423,389)   2,459,002    1,181,063     1,205,305
Change in unrealized gains (losses)......  (4,839,940)   7,900,861      8,402,365    5,021,074    1,068,734    (4,111,447)
                                          -----------  -----------   ------------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................  (3,751,253)   8,671,662      3,066,616    8,144,266    4,081,264      (335,603)
                                          -----------  -----------   ------------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      93,171       58,152            220       75,748      217,310        34,993
Benefit payments.........................  (1,338,256)  (1,671,943)      (820,379)  (1,936,134)  (3,853,941)   (3,731,317)
Payments on termination..................  (3,054,271)  (3,264,128)    (1,410,826)  (4,265,061)  (5,667,991)   (6,318,395)
Contract Maintenance Charge..............     (16,431)     (19,247)        (7,542)     (23,401)     (24,303)      (28,726)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (892,968)    (727,232)   (54,648,126)  (1,736,825)    (532,935)   (1,353,488)
                                          -----------  -----------   ------------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (5,208,755)  (5,624,398)   (56,886,653)  (7,885,673)  (9,861,860)  (11,396,933)
                                          -----------  -----------   ------------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (8,960,008)   3,047,264    (53,820,037)     258,593   (5,780,596)  (11,732,536)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  39,980,359   36,933,095     53,820,037   53,561,444   67,858,039    79,590,575
                                          -----------  -----------   ------------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $31,020,351  $39,980,359   $         --  $53,820,037  $62,077,443  $ 67,858,039
                                          ===========  ===========   ============  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,081,818    1,269,824      1,423,367    1,661,125    2,109,973     2,474,817
       Units issued......................      29,002       36,538          7,908       44,978       85,244        74,339
       Units redeemed....................    (197,661)    (224,544)    (1,431,275)    (282,736)    (393,147)     (439,183)
                                          -----------  -----------   ------------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................     913,159    1,081,818             --    1,423,367    1,802,070     2,109,973
                                          ===========  ===========   ============  ===========  ===========  ============

--------
(al)On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(am)For the period beginning January 1, 2014 and ended April 25, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------------
                                           MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES         INVESTMENT SERIES          INVESTMENT SERIES
                                                 SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  ------------------------  --------------------------
                                              LIMITED DURATION            MONEY MARKET             MULTI CAP GROWTH
                                          ------------------------  ------------------------  --------------------------
                                              2014         2013         2014         2013         2014          2013
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    25,197  $    98,959  $  (410,064) $  (506,395) $ (2,775,983) $ (1,734,925)
Net realized gains (losses)..............    (291,474)    (265,394)          --           --    38,955,832    13,177,234
Change in unrealized gains (losses)......     243,443       69,799           --           --   (28,084,263)   61,531,007
                                          -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................     (22,834)     (96,636)    (410,064)    (506,395)    8,095,586    72,973,316
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      25,000           --      394,484       30,212       136,163       194,908
Benefit payments.........................    (548,210)    (397,297)  (2,295,083)  (3,260,649)   (6,110,690)   (7,405,917)
Payments on termination..................    (692,121)    (724,082)  (5,672,982)  (8,423,522)  (20,492,039)  (17,179,516)
Contract Maintenance Charge..............      (4,023)      (4,771)     (20,304)     (24,555)      (80,351)      (84,051)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (79,869)      41,668    2,986,205    4,445,192    (2,869,988)    6,826,326
                                          -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (1,299,223)  (1,084,482)  (4,607,680)  (7,233,322)  (29,416,905)  (17,648,250)
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,322,057)  (1,181,118)  (5,017,744)  (7,739,717)  (21,321,319)   55,325,066
NET ASSETS AT BEGINNING OF
 PERIOD..................................   8,557,683    9,738,801   31,387,105   39,126,822   211,233,938   155,908,872
                                          -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 7,235,626  $ 8,557,683  $26,369,361  $31,387,105  $189,912,619  $211,233,938
                                          ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     800,555      901,314    2,266,064    2,779,224     3,100,124     3,470,658
       Units issued......................      28,640       41,002      925,546      873,439        96,857       309,543
       Units redeemed....................    (149,250)    (141,761)  (1,248,866)  (1,386,599)     (535,955)     (680,077)
                                          -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................     679,945      800,555    1,942,744    2,266,064     2,661,026     3,100,124
                                          ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          ---------------------------------------------------------------------------------
                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES           INVESTMENT SERIES
                                              (CLASS Y SHARES)           (CLASS Y SHARES)            (CLASS Y SHARES)
                                                 SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                          ------------------------  --------------------------  --------------------------
                                               EUROPEAN EQUITY         GLOBAL INFRASTRUCTURE            INCOME PLUS
                                              (CLASS Y SHARES)           (CLASS Y SHARES)            (CLASS Y SHARES)
                                          ------------------------  --------------------------  --------------------------
                                              2014         2013     2014 (AM) (AN)     2013         2014          2013
                                          -----------  -----------  -------------- -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    41,381  $   108,656   $    230,041  $    93,461  $  1,649,416  $  2,596,604
Net realized gains (losses)..............     293,096      136,681     (1,274,522)     683,985     1,844,306     1,641,059
Change in unrealized gains (losses)......  (1,408,453)   2,272,586      1,841,571    1,258,973       752,122    (5,079,322)
                                          -----------  -----------   ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................  (1,073,976)   2,517,923        797,090    2,036,419     4,245,844      (841,659)
                                          -----------  -----------   ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      44,097        9,430            270        3,825        59,734        28,033
Benefit payments.........................    (119,902)    (218,464)      (101,351)    (450,956)   (3,843,788)   (3,650,997)
Payments on termination..................  (1,634,267)  (1,907,518)      (456,613)  (1,512,095)  (10,330,525)  (10,772,898)
Contract Maintenance Charge..............     (12,610)     (16,925)        (2,834)     (11,636)     (137,576)     (180,806)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (381,629)    (328,061)   (14,502,306)     (19,770)   (2,676,108)      712,069
                                          -----------  -----------   ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,104,311)  (2,461,538)   (15,062,834)  (1,990,632)  (16,928,263)  (13,864,599)
                                          -----------  -----------   ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,178,287)      56,385    (14,265,744)      45,787   (12,682,419)  (14,706,258)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  11,405,005   11,348,620     14,265,744   14,219,957    80,728,541    95,434,799
                                          -----------  -----------   ------------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 8,226,718  $11,405,005   $         --  $14,265,744  $ 68,046,122  $ 80,728,541
                                          ===========  ===========   ============  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     851,692    1,041,095        908,598    1,038,353     4,889,601     5,729,091
       Units issued......................      21,027       19,145          1,077       37,743       135,209       344,315
       Units redeemed....................    (182,862)    (208,548)      (909,675)    (167,498)   (1,121,053)   (1,183,805)
                                          -----------  -----------   ------------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................     689,857      851,692             --      908,598     3,903,757     4,889,601
                                          ===========  ===========   ============  ===========  ============  ============

--------
(am)For the period beginning January 1, 2014 and ended April 25, 2014
(an)On April 25, 2014, Global Infrastructure (Class Y Shares) merged into Van Kampen UIF Global Infrastructure (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          --------------------------------------------------------------------------------
                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                              (CLASS Y SHARES)           (CLASS Y SHARES)            (CLASS Y SHARES)
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  -------------------------
                                              LIMITED DURATION             MONEY MARKET              MULTI CAP GROWTH
                                              (CLASS Y SHARES)           (CLASS Y SHARES)            (CLASS Y SHARES)
                                          ------------------------  --------------------------  -------------------------
                                              2014         2013         2014          2013          2014          2013
                                          -----------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (71,945) $   195,111  $   (586,937) $   (716,837) $ (1,027,846) $  (839,517)
Net realized gains (losses)..............  (1,252,477)  (1,374,014)           --            --    15,727,020    6,488,929
Change in unrealized gains (losses)......   1,071,989      608,507            --            --   (13,016,180)  17,749,439
                                          -----------  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................    (252,433)    (570,396)     (586,937)     (716,837)    1,682,994   23,398,851
                                          -----------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      36,797       54,726        11,762         8,257        23,264       27,983
Benefit payments.........................    (777,581)  (1,538,179)   (2,331,992)   (2,229,387)   (5,181,362)  (1,327,365)
Payments on termination..................  (3,961,789)  (3,230,182)  (11,263,405)  (16,751,712)   (9,987,810)  (8,637,316)
Contract Maintenance Charge..............     (48,337)     (62,133)      (92,534)     (131,418)      (79,093)     (96,569)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     623,852     (156,800)    6,910,756    10,595,202    (1,758,728)  11,739,741
                                          -----------  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (4,127,058)  (4,932,568)   (6,765,413)   (8,509,058)  (16,983,729)   1,706,474
                                          -----------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (4,379,491)  (5,502,964)   (7,352,350)   (9,225,895)  (15,300,735)  25,105,325
NET ASSETS AT BEGINNING OF
 PERIOD..................................  31,939,569   37,442,533    37,519,430    46,745,325    68,913,771   43,808,446
                                          -----------  -----------  ------------  ------------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $27,560,078  $31,939,569  $ 30,167,080  $ 37,519,430  $ 53,613,036  $68,913,771
                                          ===========  ===========  ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,415,150    3,926,202     3,848,661     4,715,597     3,643,351    3,313,317
       Units issued......................     238,831      236,165     1,396,783     1,952,327        83,072    1,159,387
       Units redeemed....................    (680,436)    (747,217)   (2,093,287)   (2,819,263)     (942,341)    (829,353)
                                          -----------  -----------  ------------  ------------  ------------  -----------
    Units outstanding at end of
     period..............................   2,973,545    3,415,150     3,152,157     3,848,661     2,784,082    3,643,351
                                          ===========  ===========  ============  ============  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ---------------------------------------------------------------
                                                 NEUBERGER BERMAN     NEUBERGER BERMAN         OPPENHEIMER
                                                 ADVISORS MANAGEMENT ADVISORS MANAGEMENT VARIABLE ACCOUNT FUNDS
                                                 TRUST SUB-ACCOUNT   TRUST SUB-ACCOUNT         SUB-ACCOUNT
                                                 ------------------  -----------------   ----------------------
                                                        AMT                 AMT
                                                     LARGE CAP            MID-CAP              OPPENHEIMER
                                                       VALUE               GROWTH         CAPITAL APPRECIATION
                                                 ------------------  -----------------   ----------------------
                                                   2014      2013      2014       2013      2014        2013
                                                 -------   -------   --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (218)  $   (89)  $   (206)  $  (338) $  (30,605) $  (13,365)
Net realized gains (losses).....................     356       (82)     7,183        74     315,689     186,451
Change in unrealized gains (losses).............   1,716     5,628     (7,376)    5,706     144,556     643,670
                                                 -------   -------   --------   -------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................   1,854     5,457       (399)    5,442     429,640     816,756
                                                 -------   -------   --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      --        --         --        --      38,197      34,743
Benefit payments................................      --        --         --        --    (161,224)    (45,758)
Payments on termination.........................    (323)     (325)   (22,916)       --    (276,215)   (563,096)
Contract Maintenance Charge.....................     (16)      (16)        --        --      (2,703)     (2,990)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (4,215)       --         (1)       (1)   (139,246)    (17,673)
                                                 -------   -------   --------   -------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (4,554)     (341)   (22,917)       (1)   (541,191)   (594,774)
                                                 -------   -------   --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (2,700)    5,116    (23,316)    5,441    (111,551)    221,982
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  24,052    18,936     23,316    17,875   3,433,425   3,211,443
                                                 -------   -------   --------   -------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $21,352   $24,052   $     --   $23,316  $3,321,874  $3,433,425
                                                 =======   =======   ========   =======  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   1,371     1,393      1,743     1,743     243,032     292,367
       Units issued.............................      --        --         --        --       4,934       3,966
       Units redeemed...........................    (245)      (22)    (1,743)       --     (41,388)    (53,301)
                                                 -------   -------   --------   -------  ----------  ----------
    Units outstanding at end of period..........   1,126     1,371         --     1,743     206,578     243,032
                                                 =======   =======   ========   =======  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------
                                                OPPENHEIMER            OPPENHEIMER           OPPENHEIMER
                                          VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS VARIABLE ACCOUNT FUNDS
                                                SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                          ----------------------  ---------------------  ---------------------
                                                                                             OPPENHEIMER
                                                OPPENHEIMER            OPPENHEIMER            DISCOVERY
                                              CAPITAL INCOME            CORE BOND          MID CAP GROWTH
                                          ----------------------  ---------------------  ---------------------
                                             2014        2013        2014       2013       2014        2013
                                          ----------  ----------  ---------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    9,077  $   13,464  $  35,479  $   38,967  $ (9,034)   $ (8,413)
Net realized gains (losses)..............      9,200      (3,515)   (64,113)    (33,804)   11,273      37,639
Change in unrealized gains (losses)......     78,150     165,916     80,546     (19,913)   23,093     139,183
                                          ----------  ----------  ---------  ----------   --------   --------
Increase (decrease) in net assets from
 operations..............................     96,427     175,865     51,912     (14,750)   25,332     168,409
                                          ----------  ----------  ---------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --          --      4,472       5,625        --          --
Benefit payments.........................    (31,627)    (96,197)   (42,079)     (1,398)       --      (7,529)
Payments on termination..................    (77,139)   (139,723)   (83,845)   (123,739)  (18,256)    (88,348)
Contract Maintenance Charge..............       (767)       (849)      (697)       (859)     (232)       (248)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (6,450)   (129,335)  (179,402)     (6,803)      332        (596)
                                          ----------  ----------  ---------  ----------   --------   --------
Increase (decrease) in net assets from
 contract transactions...................   (115,983)   (366,104)  (301,551)   (127,174)  (18,156)    (96,721)
                                          ----------  ----------  ---------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (19,556)   (190,239)  (249,639)   (141,924)    7,176      71,688
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,498,872   1,689,111    937,223   1,079,147   619,590     547,902
                                          ----------  ----------  ---------  ----------   --------   --------
NET ASSETS AT END OF
 PERIOD.................................. $1,479,316  $1,498,872  $ 687,584  $  937,223  $626,766    $619,590
                                          ==========  ==========  =========  ==========   ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    112,390     142,393     79,791      90,651    63,642      72,846
       Units issued......................        444         862      1,102       2,140       125          30
       Units redeemed....................     (8,902)    (30,865)   (25,536)    (13,000)   (1,770)     (9,234)
                                          ----------  ----------  ---------  ----------   --------   --------
    Units outstanding at end of
     period..............................    103,932     112,390     55,357      79,791    61,997      63,642
                                          ==========  ==========  =========  ==========   ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------
                                                OPPENHEIMER             OPPENHEIMER             OPPENHEIMER
                                          VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS
                                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------------  ----------------------  ----------------------
                                                                        OPPENHEIMER
                                                OPPENHEIMER               GLOBAL                OPPENHEIMER
                                                  GLOBAL             STRATEGIC INCOME           MAIN STREET
                                          ----------------------  ----------------------  ----------------------
                                             2014        2013        2014        2013        2014        2013
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (5,103) $      788  $   54,143  $   79,705  $  (10,042) $   (5,368)
Net realized gains (losses)..............    316,032     204,664      26,958      38,163     124,083      83,764
Change in unrealized gains (losses)......   (277,360)    474,408     (51,901)   (152,941)     24,286     335,125
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................     33,569     679,860      29,200     (35,073)    138,327     413,521
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     24,277      25,775       4,391       2,032          --          --
Benefit payments.........................    (30,894)    (28,568)   (100,349)    (83,750)    (25,281)    (98,668)
Payments on termination..................   (269,136)   (614,352)   (233,105)   (242,097)    (95,073)   (131,185)
Contract Maintenance Charge..............     (2,111)     (2,506)       (843)       (981)       (920)     (1,005)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (271,951)     75,290      12,513       1,369     (38,452)    (28,949)
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (549,815)   (544,361)   (317,393)   (323,427)   (159,726)   (259,807)
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (516,246)    135,499    (288,193)   (358,500)    (21,399)    153,714
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,043,865   2,908,366   2,134,736   2,493,236   1,646,840   1,493,126
                                          ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $2,527,619  $3,043,865  $1,846,543  $2,134,736  $1,625,441  $1,646,840
                                          ==========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    117,471     142,192     148,514     167,052     112,707     132,826
       Units issued......................      2,612       8,243       3,535       4,337       4,168         727
       Units redeemed....................    (23,027)    (32,964)    (22,101)    (22,875)    (14,885)    (20,846)
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period...     97,056     117,471     129,948     148,514     101,990     112,707
                                          ==========  ==========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                        ---------------------------------------------------------------------------
                                                                       OPPENHEIMER               OPPENHEIMER
                                              OPPENHEIMER        VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS
                                        VARIABLE ACCOUNT FUNDS   (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))
                                              SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                        ----------------------  ------------------------  ------------------------
                                              OPPENHEIMER              OPPENHEIMER               OPPENHEIMER
                                              MAIN STREET                CAPITAL                   CAPITAL
                                               SMALL CAP            APPRECIATION (SS)            INCOME (SS)
                                        ----------------------  ------------------------  ------------------------
                                           2014        2013         2014         2013         2014         2013
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $   (5,472) $   (5,251) $  (375,964) $  (249,013) $    22,677  $    61,441
Net realized gains (losses)............    330,678     105,945    3,796,894    2,241,687      (48,240)    (307,901)
Change in unrealized gains
 (losses)..............................   (193,403)    333,264     (185,145)   4,994,090      658,872    1,535,951
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................    131,803     433,958    3,235,785    6,986,764      633,309    1,289,491
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      6,384       2,800       16,589      112,385        9,590        3,865
Benefit payments.......................       (725)       (942)    (950,156)    (721,306)    (692,493)    (559,852)
Payments on termination................   (189,374)   (190,145)  (4,792,478)  (5,137,867)  (1,304,485)  (2,211,230)
Contract Maintenance Charge............     (1,764)     (1,870)     (90,385)    (108,476)     (37,723)     (45,023)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (154,908)    126,274   (1,633,253)  (1,602,177)    (491,637)    (123,599)
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................   (340,387)    (63,883)  (7,449,683)  (7,457,441)  (2,516,748)  (2,935,839)
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS............................   (208,584)    370,075   (4,213,898)    (470,677)  (1,883,439)  (1,646,348)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  1,492,957   1,122,882   28,727,078   29,197,755   11,122,317   12,768,665
                                        ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $1,284,373  $1,492,957  $24,513,180  $28,727,078  $ 9,238,878  $11,122,317
                                        ==========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................     45,007      46,897    1,612,531    2,084,831      778,147      989,939
       Units issued....................        376       5,111       34,038       42,142       18,665       37,976
       Units redeemed..................    (10,480)     (7,001)    (431,948)    (514,442)    (186,814)    (249,768)
                                        ----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................     34,903      45,007    1,214,621    1,612,531      609,998      778,147
                                        ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                       -----------------------------------------------------------------------------
                                              OPPENHEIMER               OPPENHEIMER               OPPENHEIMER
                                        VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS
                                        (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                       ------------------------  ------------------------  ------------------------
                                                                        OPPENHEIMER
                                              OPPENHEIMER            DISCOVERY MID CAP            OPPENHEIMER
                                            CORE BOND (SS)              GROWTH (SS)               GLOBAL (SS)
                                       ------------------------  ------------------------  ------------------------
                                           2014         2013         2014         2013         2014         2013
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   821,839  $   937,144  $  (125,890) $  (134,546) $   (95,230) $   (65,784)
Net realized gains (losses)...........    (593,676)    (953,593)     771,548      718,328    1,598,865      973,139
Change in unrealized gains
 (losses).............................   1,018,124     (534,424)    (375,488)   1,783,403   (1,419,809)   2,311,278
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................   1,246,287     (550,873)     270,170    2,367,185       83,826    3,218,633
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      32,463       75,490        3,789        6,833       33,957       40,004
Benefit payments......................    (536,585)  (1,105,459)     (78,590)    (212,069)  (1,249,535)    (630,329)
Payments on termination...............  (3,726,197)  (4,548,114)  (1,077,412)  (1,380,405)  (1,841,563)  (2,533,505)
Contract Maintenance Charge...........     (90,673)    (106,411)     (31,248)     (36,721)     (37,451)     (42,965)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (497,501)   1,889,584     (294,835)    (517,851)     (77,357)    (833,494)
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (4,818,493)  (3,794,910)  (1,478,296)  (2,140,213)  (3,171,949)  (4,000,289)
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (3,572,206)  (4,345,783)  (1,208,126)     226,972   (3,088,123)    (781,656)
NET ASSETS AT BEGINNING
 OF PERIOD............................  25,480,703   29,826,486    8,408,340    8,181,368   14,015,953   14,797,609
                                       -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $21,908,497  $25,480,703  $ 7,200,214  $ 8,408,340  $10,927,830  $14,015,953
                                       ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   2,963,462    3,398,034      403,809      524,103      505,405      666,356
       Units issued...................     118,305      511,317       18,766       10,700       20,914       16,418
       Units redeemed.................    (661,274)    (945,889)     (89,194)    (130,994)    (135,021)    (177,369)
                                       -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................   2,420,493    2,963,462      333,381      403,809      391,298      505,405
                                       ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                 ---------------------------------------------------------------------------------
                                         OPPENHEIMER                 OPPENHEIMER                OPPENHEIMER
                                   VARIABLE ACCOUNT FUNDS      VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS
                                   (SERVICE SHARES ("SS"))     (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))
                                         SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                 --------------------------  --------------------------  ------------------------
                                         OPPENHEIMER                                            OPPENHEIMER
                                      GLOBAL STRATEGIC               OPPENHEIMER                MAIN STREET
                                         INCOME (SS)              MAIN STREET (SS)            SMALL CAP (SS)
                                 --------------------------  --------------------------  ------------------------
                                     2014          2013          2014          2013          2014         2013
                                 ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)......................... $  1,349,166  $  2,107,469  $   (448,837) $   (360,085) $  (185,704) $  (193,449)
Net realized gains (losses).....      567,037     1,182,366     5,209,792     4,167,543    4,814,774    3,031,762
Change in unrealized gains
 (losses).......................   (1,255,166)   (4,595,134)   (1,211,150)    8,531,465   (2,859,953)   4,080,369
                                 ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net
 assets from operations.........      661,037    (1,305,299)    3,549,805    12,338,923    1,769,117    6,918,682
                                 ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits........................       35,589       187,070        67,638        91,774       20,046       23,165
Benefit payments................   (1,514,521)   (1,817,537)     (985,105)   (1,222,070)    (261,765)    (559,770)
Payments on termination.........   (9,744,581)  (13,401,201)   (7,524,246)   (8,650,588)  (3,528,338)  (4,011,570)
Contract Maintenance
 Charge.........................     (208,288)     (261,173)     (145,705)     (178,243)     (69,604)     (85,075)
Transfers among the sub-
 accounts and with the Fixed
 Account--net...................     (215,047)    2,847,489    (1,906,118)   (4,244,619)  (1,005,438)  (1,877,886)
                                 ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net
 assets from contract
 transactions...................  (11,646,848)  (12,445,352)  (10,493,536)  (14,203,746)  (4,845,099)  (6,511,136)
                                 ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
 IN NET ASSETS..................  (10,985,811)  (13,750,651)   (6,943,731)   (1,864,823)  (3,075,982)     407,546
NET ASSETS AT
 BEGINNING OF
 PERIOD.........................   63,803,061    77,553,712    46,945,083    48,809,906   21,001,662   20,594,116
                                 ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD......................... $ 52,817,250  $ 63,803,061  $ 40,001,352  $ 46,945,083  $17,925,680  $21,001,662
                                 ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period........    3,575,219     4,256,612     2,272,930     3,053,875      673,675      913,051
       Units issued.............      186,142       384,128        42,121        66,708       25,994       37,880
       Units redeemed...........     (828,038)   (1,065,521)     (531,423)     (847,653)    (176,852)    (277,256)
                                 ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end
     of period..................    2,933,323     3,575,219     1,783,628     2,272,930      522,817      673,675
                                 ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     ----------------------------------------------------
                                                     PIMCO VARIABLE      PIMCO VARIABLE   PIMCO VARIABLE
                                                     INSURANCE TRUST     INSURANCE TRUST  INSURANCE TRUST
                                                       SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                                                     -----------------  ----------------  --------------
                                                      FOREIGN BOND                           PIMCO VIT
                                                     (US DOLLAR-HEDGED)   MONEY MARKET     TOTAL RETURN
                                                     -----------------  ----------------  --------------
                                                      2014      2013      2014     2013    2014    2013
                                                      ------   ------   -------  -------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $    4    $    6   $  (288) $  (288) $   10  $    9
Net realized gains (losses).........................      9       108        --       --       3      15
Change in unrealized gains (losses).................    121      (129)       --       --      29     (71)
                                                      ------   ------   -------  -------  ------  ------
Increase (decrease) in net assets from operations...    134       (15)     (288)    (288)     42     (47)
                                                      ------   ------   -------  -------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     --        --        --       --      --      --
Benefit payments....................................     --        --        --       --      --      --
Payments on termination.............................   (544)       --      (614)    (627)     --      --
Contract Maintenance Charge.........................     (3)       (4)      (41)     (41)     (6)     (5)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      3       307        48      157      23     255
                                                      ------   ------   -------  -------  ------  ------
Increase (decrease) in net assets from contract
 transactions.......................................   (544)      303      (607)    (511)     17     250
                                                      ------   ------   -------  -------  ------  ------
INCREASE (DECREASE) IN NET ASSETS...................   (410)      288      (895)    (799)     59     203
NET ASSETS AT BEGINNING OF PERIOD...................  1,865     1,577    19,772   20,571   1,565   1,362
                                                      ------   ------   -------  -------  ------  ------
NET ASSETS AT END OF PERIOD......................... $1,455    $1,865   $18,877  $19,772  $1,624  $1,565
                                                      ======   ======   =======  =======  ======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    117        98     1,985    2,035      94      79
       Units issued.................................     --        19         5       16       1      15
       Units redeemed...............................    (34)       --       (66)     (66)     --      --
                                                      ------   ------   -------  -------  ------  ------
    Units outstanding at end of period..............     83       117     1,924    1,985      95      94
                                                      ======   ======   =======  =======  ======  ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------
                                               PIMCO VARIABLE           PIMCO VARIABLE           PIMCO VARIABLE
                                               INSURANCE TRUST          INSURANCE TRUST          INSURANCE TRUST
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ----------------------  ------------------------
                                             PIMCO VIT COMMODITY      PIMCO VIT EMERGING            PIMCO VIT
                                            REAL RETURN STRATEGY         MARKETS BOND              REAL RETURN
                                              (ADVISOR SHARES)         (ADVISOR SHARES)         (ADVISOR SHARES)
                                          ------------------------  ----------------------  ------------------------
                                              2014         2013        2014        2013         2014         2013
                                          -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (32,249) $     2,418  $   43,125  $   58,345  $   (10,927) $   (25,324)
Net realized gains (losses)..............    (419,263)    (465,442)     22,912      23,427        1,287      108,684
Change in unrealized gains (losses)......      79,577     (181,668)    (42,876)   (258,884)     119,441     (845,489)
                                          -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (371,935)    (644,692)     23,161    (177,112)     109,801     (762,129)
                                          -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,400        2,400          --          --           --           --
Benefit payments.........................    (237,921)     (69,185)    (26,078)    (27,386)    (431,131)     (84,560)
Payments on termination..................    (263,052)    (438,842)   (371,327)   (336,339)  (1,400,013)  (1,368,272)
Contract Maintenance Charge..............      (8,072)     (17,061)     (4,619)     (8,002)     (13,364)     (28,702)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (318,854)    (314,679)   (102,137)    (21,541)    (321,552)    (840,590)
                                          -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................    (825,499)    (837,367)   (504,161)   (393,268)  (2,166,060)  (2,322,124)
                                          -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,197,434)  (1,482,059)   (481,000)   (570,380)  (2,056,259)  (3,084,253)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   2,803,593    4,285,652   1,449,959   2,020,339    4,874,562    7,958,815
                                          -----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 1,606,159  $ 2,803,593  $  968,959  $1,449,959  $ 2,818,303  $ 4,874,562
                                          ===========  ===========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     328,483      421,439      99,539     126,633      376,027      546,449
       Units issued......................      10,635       32,317       1,665      17,142        8,052       28,206
       Units redeemed....................    (103,025)    (125,273)    (34,163)    (44,236)    (169,463)    (198,628)
                                          -----------  -----------  ----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................     236,093      328,483      67,041      99,539      214,616      376,027
                                          ===========  ===========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     -----------------------------------------------------------
                                                          PIMCO VARIABLE
                                                          INSURANCE TRUST        PROFUNDS VP      PROFUNDS VP
                                                            SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT
                                                     ------------------------  ---------------  ---------------
                                                             PIMCO VIT
                                                           TOTAL RETURN            PROFUND          PROFUND
                                                         (ADVISOR SHARES)       VP FINANCIALS    VP HEALTH CARE
                                                     ------------------------  ---------------  ---------------
                                                         2014         2013       2014    2013     2014    2013
                                                     -----------  -----------  -------  ------  -------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $    54,079  $    93,743  $   (34) $  (43) $   (38) $  (48)
Net realized gains (losses).........................     196,267      411,113      858      55    1,389      62
Change in unrealized gains (losses).................     164,452   (1,302,005)    (656)    996     (906)  1,244
                                                     -----------  -----------  -------  ------  -------  ------
Increase (decrease) in net assets from operations...     414,798     (797,149)     168   1,008      445   1,258
                                                     -----------  -----------  -------  ------  -------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................       5,700        6,260       --      --       --      --
Benefit payments....................................  (1,179,179)    (338,527)      --      --       --      --
Payments on termination.............................  (3,301,083)  (4,435,258)  (2,700)     --   (2,435)     --
Contract Maintenance Charge.........................     (59,722)     (81,120)      --      (2)      --      (2)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (1,143,096)     683,963        1    (310)    (635)   (168)
                                                     -----------  -----------  -------  ------  -------  ------
Increase (decrease) in net assets from contract
 transactions.......................................  (5,677,380)  (4,164,682)  (2,699)   (312)  (3,070)   (170)
                                                     -----------  -----------  -------  ------  -------  ------
INCREASE (DECREASE) IN NET ASSETS...................  (5,262,582)  (4,961,831)  (2,531)    696   (2,625)  1,088
NET ASSETS AT BEGINNING OF PERIOD...................  18,497,049   23,458,880    4,301   3,605    4,562   3,474
                                                     -----------  -----------  -------  ------  -------  ------
NET ASSETS AT END OF PERIOD......................... $13,234,467  $18,497,049  $ 1,770  $4,301  $ 1,937  $4,562
                                                     ===========  ===========  =======  ======  =======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,297,205    1,582,517      485     529      265     278
       Units issued.................................      56,057      154,926       --      --       --      --
       Units redeemed...............................    (446,390)    (440,238)    (306)    (44)    (173)    (13)
                                                     -----------  -----------  -------  ------  -------  ------
    Units outstanding at end of period..............     906,872    1,297,205      179     485       92     265
                                                     ===========  ===========  =======  ======  =======  ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     --------------------------------------------------
                                                     PROFUNDS VP    PROFUNDS VP         PROFUNDS VP
                                                     SUB-ACCOUNT    SUB-ACCOUNT         SUB-ACCOUNT
                                                     ------------ -----------------  -----------------
                                                       PROFUND        PROFUND
                                                     VP LARGE-CAP        VP               PROFUND
                                                        VALUE     TELECOMMUNICATIONS    VP UTILITIES
                                                     ------------ -----------------  -----------------
                                                         2014       2014     2013      2014      2013
                                                     ------------ -------   ------   --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................   $   (717)  $    20   $   43   $    (40) $   193
Net realized gains (losses).........................          7       431      183      3,592       76
Change in unrealized gains (losses).................      4,194      (399)     128        (17)   1,849
                                                       --------   -------   ------   --------  -------
Increase (decrease) in net assets from operations...      3,484        52      354      3,535    2,118
                                                       --------   -------   ------   --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................         --        --       --         --       --
Benefit payments....................................         --        --       --         --       --
Payments on termination.............................         --    (2,527)      --    (10,715)      --
Contract Maintenance Charge.........................         --        (2)      (2)        (8)      (8)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    312,187       396     (180)        (1)      --
                                                       --------   -------   ------   --------  -------
Increase (decrease) in net assets from contract
 transactions.......................................    312,187    (2,133)    (182)   (10,724)      (8)
                                                       --------   -------   ------   --------  -------
INCREASE (DECREASE) IN NET ASSETS...................    315,671    (2,081)     172     (7,189)   2,110
NET ASSETS AT BEGINNING OF PERIOD...................         --     3,661    3,489     20,311   18,201
                                                       --------   -------   ------   --------  -------
NET ASSETS AT END OF PERIOD.........................   $315,671   $ 1,580   $3,661   $ 13,122  $20,311
                                                       ========   =======   ======   ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........         --       328      345      1,936    1,937
       Units issued.................................     25,934        36       --         --       --
       Units redeemed...............................         --      (221)     (17)      (928)      (1)
                                                       --------   -------   ------   --------  -------
    Units outstanding at end of period..............     25,934       143      328      1,008    1,936
                                                       ========   =======   ======   ========  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           ----------------------------------------------------------------------------
                                             PUTNAM VARIABLE TRUST    PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                           ------------------------  -----------------------  ------------------------
                                                  VT AMERICAN               VT CAPITAL             VT DIVERSIFIED
                                               GOVERNMENT INCOME          OPPORTUNITIES                INCOME
                                           ------------------------  -----------------------  ------------------------
                                               2014         2013         2014        2013         2014         2013
                                           -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   513,193  $      (857) $   (55,943) $  (40,400) $ 1,765,172  $   556,422
Net realized gains (losses)...............    (477,508)    (958,556)   1,203,355     311,063     (332,310)    (460,758)
Change in unrealized gains (losses).......     529,942      464,570     (899,244)  1,035,483   (1,646,886)   1,704,506
                                           -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................     565,627     (494,843)     248,168   1,306,146     (214,024)   1,800,170
                                           -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      11,160       14,238        7,414       3,947       33,181       12,197
Benefit payments..........................    (524,621)    (983,451)    (307,135)    (33,712)    (996,403)  (1,290,752)
Payments on termination...................  (1,848,623)  (4,580,065)    (586,836)   (518,716)  (2,362,133)  (2,952,601)
Contract Maintenance Charge...............     (39,223)     (46,413)     (12,676)    (12,945)     (45,619)     (55,008)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (491,128)    (295,635)    (461,934)     66,773     (115,881)    (721,226)
                                           -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (2,892,435)  (5,891,326)  (1,361,167)   (494,653)  (3,486,855)  (5,007,390)
                                           -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (2,326,808)  (6,386,169)  (1,112,999)    811,493   (3,700,879)  (3,207,220)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  20,483,747   26,869,916    5,254,818   4,443,325   27,838,641   31,045,861
                                           -----------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $18,156,939  $20,483,747  $ 4,141,819  $5,254,818  $24,137,762  $27,838,641
                                           ===========  ===========  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,241,361    1,585,965      196,315     219,370    1,484,369    1,757,585
       Units issued.......................      46,756       82,331        7,426      32,152       62,470       86,683
       Units redeemed.....................    (220,379)    (426,935)     (57,093)    (55,207)    (246,701)    (359,899)
                                           -----------  -----------  -----------  ----------  -----------  -----------
    Units outstanding at end of period....   1,067,738    1,241,361      146,648     196,315    1,300,138    1,484,369
                                           ===========  ===========  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------------
                                             PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  --------------------------  ------------------------
                                                   VT EQUITY                   VT GEORGE                  VT GLOBAL
                                                    INCOME                  PUTNAM BALANCED           ASSET ALLOCATION
                                          --------------------------  --------------------------  ------------------------
                                              2014          2013          2014          2013          2014         2013
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    258,311  $    446,194  $     75,101  $    189,229  $   225,314  $    97,320
Net realized gains (losses)..............    9,673,480     8,315,285       (15,225)   (1,499,416)   1,920,254      899,473
Change in unrealized gains (losses)......   (1,997,695)   12,574,193     4,790,470    10,449,701     (333,150)   3,024,230
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    7,934,096    21,335,672     4,850,346     9,139,514    1,812,418    4,021,023
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      111,782       122,328        65,279       178,807       32,379      425,013
Benefit payments.........................   (4,034,865)   (1,788,716)   (2,450,059)   (1,875,383)    (579,262)    (526,867)
Payments on termination..................  (10,261,491)  (10,756,984)   (7,252,410)   (7,938,341)  (2,618,039)  (3,828,128)
Contract Maintenance Charge..............     (211,293)     (235,778)     (134,435)     (157,101)     (63,007)     (70,176)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (2,636,483)   (3,658,799)     (806,521)     (573,700)    (326,094)     689,278
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (17,032,350)  (16,317,949)  (10,578,146)  (10,365,718)  (3,554,023)  (3,310,880)
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (9,098,254)    5,017,723    (5,727,800)   (1,226,204)  (1,741,605)     710,143
NET ASSETS AT BEGINNING OF
 PERIOD..................................   81,755,988    76,738,265    58,941,080    60,167,284   25,064,186   24,354,043
                                          ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 72,657,734  $ 81,755,988  $ 53,213,280  $ 58,941,080  $23,322,581  $25,064,186
                                          ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    3,717,325     4,564,695     4,308,538     5,103,989    1,469,701    1,667,086
       Units issued......................      134,388       201,452       148,455       196,493       43,616      147,001
       Units redeemed....................     (921,025)   (1,048,822)     (893,312)     (991,944)    (238,965)    (344,386)
                                          ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    2,930,688     3,717,325     3,563,681     4,308,538    1,274,352    1,469,701
                                          ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                            PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                  VT GLOBAL                 VT GLOBAL                 VT GLOBAL
                                                   EQUITY                  HEALTH CARE                UTILITIES
                                          ------------------------  ------------------------  ------------------------
                                              2014         2013         2014         2013         2014         2013
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (174,390) $    26,731  $  (350,047) $   (83,495) $   164,184  $   131,277
Net realized gains (losses)..............     249,113     (248,179)   4,734,088    1,853,457      726,751       41,869
Change in unrealized gains (losses)......     (30,585)   4,878,650    2,473,621    7,212,845      525,174    1,248,147
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................      44,138    4,657,202    6,857,662    8,982,807    1,416,109    1,421,293
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      16,410        7,842       51,656       44,381       23,442        7,403
Benefit payments.........................    (533,450)    (332,981)    (705,993)    (279,150)    (470,256)    (382,605)
Payments on termination..................  (1,777,691)  (1,965,172)  (3,144,707)  (2,311,128)  (1,460,786)  (1,143,100)
Contract Maintenance Charge..............     (45,201)     (50,157)     (86,654)     (86,425)     (27,837)     (31,268)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (306,434)    (250,485)  (1,486,805)  (1,322,642)    (271,148)    (468,375)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,646,366)  (2,590,953)  (5,372,503)  (3,954,964)  (2,206,585)  (2,017,945)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,602,228)   2,066,249    1,485,159    5,027,843     (790,476)    (596,652)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  18,695,520   16,629,271   29,447,049   24,419,206   11,549,547   12,146,199
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $16,093,292  $18,695,520  $30,932,208  $29,447,049  $10,759,071  $11,549,547
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,631,772    1,893,013    1,449,392    1,678,081      882,580    1,039,879
       Units issued......................      19,223       60,373       30,791       29,098       30,569       30,083
       Units redeemed....................    (242,893)    (321,614)    (271,271)    (257,787)    (179,836)    (187,382)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   1,408,102    1,631,772    1,208,912    1,449,392      733,313      882,580
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------------
                                             PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  ------------------------
                                                 VT GROWTH AND                VT GROWTH
                                                    INCOME                  OPPORTUNITIES             VT HIGH YIELD
                                          --------------------------  ------------------------  ------------------------
                                              2014          2013          2014         2013         2014         2013
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    (94,631) $    402,187  $  (127,781) $   (93,274) $ 1,765,576  $ 2,371,764
Net realized gains (losses)..............    4,663,869      (108,474)   1,179,415      409,024      189,477      162,466
Change in unrealized gains (losses)......    8,759,823    43,169,403      150,958    2,646,141   (1,811,838)      26,536
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   13,329,061    43,463,116    1,202,592    2,961,891      143,215    2,560,766
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      124,564       128,173       22,935       19,869       32,424       74,909
Benefit payments.........................   (6,174,569)   (4,124,888)    (592,237)    (199,652)  (1,024,362)    (873,944)
Payments on termination..................  (15,325,487)  (15,342,505)  (1,132,739)  (1,227,779)  (5,254,689)  (5,368,785)
Contract Maintenance Charge..............     (322,490)     (347,130)     (27,267)     (28,674)     (99,815)    (120,293)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (4,212,383)   (5,392,999)     (42,841)    (326,990)    (237,457)    (968,024)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (25,910,365)  (25,079,349)  (1,772,149)  (1,763,226)  (6,583,899)  (7,256,137)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (12,581,304)   18,383,767     (569,557)   1,198,665   (6,440,684)  (4,695,371)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  157,750,955   139,367,188   10,806,369    9,607,704   39,729,295   44,424,666
                                          ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $145,169,651  $157,750,955  $10,236,812  $10,806,369  $33,288,611  $39,729,295
                                          ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   10,395,411    12,240,404    1,549,424    1,846,961    1,803,630    2,136,172
       Units issued......................      183,873       267,423      109,788       90,696      107,367      132,349
       Units redeemed....................   (1,817,946)   (2,112,416)    (353,243)    (388,233)    (399,169)    (464,891)
                                          ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    8,761,338    10,395,411    1,305,969    1,549,424    1,511,828    1,803,630
                                          ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------------
                                             PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  --------------------------  ------------------------
                                                                                  VT                         VT
                                                                             INTERNATIONAL              INTERNATIONAL
                                                   VT INCOME                    EQUITY                     GROWTH
                                          --------------------------  --------------------------  ------------------------
                                              2014          2013          2014          2013          2014         2013
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  3,711,236  $  2,150,100  $   (496,794) $    (57,694) $  (181,306) $   (45,241)
Net realized gains (losses)..............       35,527       (28,471)     (343,626)   (3,186,010)     652,504      384,521
Change in unrealized gains (losses)......      106,270    (1,820,516)   (6,051,196)   25,060,014   (1,438,313)   2,311,028
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    3,853,033       301,113    (6,891,616)   21,816,310     (967,115)   2,650,308
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       71,480       202,628        83,361       104,215       34,779       32,597
Benefit payments.........................   (2,275,094)   (2,934,607)   (4,140,306)   (1,914,154)    (294,381)    (246,565)
Payments on termination..................  (10,644,746)  (12,504,814)  (11,564,244)  (11,195,499)  (1,217,895)  (1,295,732)
Contract Maintenance Charge..............     (216,298)     (258,731)     (207,243)     (241,113)     (45,286)     (49,678)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      250,624       975,923      (149,613)   (4,083,499)    (532,941)    (424,519)
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (12,814,034)  (14,519,601)  (15,978,045)  (17,330,050)  (2,055,724)  (1,983,897)
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (8,961,001)  (14,218,488)  (22,869,661)    4,486,260   (3,022,839)     666,411
NET ASSETS AT BEGINNING OF
 PERIOD..................................   81,699,322    95,917,810    97,084,744    92,598,484   14,739,110   14,072,699
                                          ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 72,738,321  $ 81,699,322  $ 74,215,083  $ 97,084,744  $11,716,271  $14,739,110
                                          ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    4,976,957     5,874,394     6,439,224     7,707,149    1,126,303    1,305,998
       Units issued......................      196,137       533,458       333,059       234,377       42,672       47,304
       Units redeemed....................     (959,513)   (1,430,895)   (1,353,732)   (1,502,302)    (201,409)    (226,999)
                                          ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    4,213,581     4,976,957     5,418,551     6,439,224      967,566    1,126,303
                                          ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------------
                                            PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  ------------------------  --------------------------
                                           VT INTERNATIONAL VALUE         VT INVESTORS              VT MONEY MARKET
                                          ------------------------  ------------------------  --------------------------
                                              2014         2013         2014         2013         2014          2013
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    (2,655) $   186,127  $  (123,601) $    51,229  $   (926,243) $ (1,108,935)
Net realized gains (losses)..............    (381,488)    (693,037)   3,209,987    1,621,994            --            --
Change in unrealized gains (losses)......  (1,217,661)   3,441,218    3,409,498   14,020,635            --            --
                                          -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................  (1,601,804)   2,934,308    6,495,884   15,693,858      (926,243)   (1,108,935)
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      12,336       14,050       64,224       74,169       232,554       308,460
Benefit payments.........................    (281,965)    (339,664)  (1,680,954)  (1,098,828)   (1,935,271)   (2,661,207)
Payments on termination..................  (1,356,273)  (1,169,910)  (5,847,766)  (5,550,839)  (21,990,656)  (32,621,685)
Contract Maintenance Charge..............     (40,010)     (43,677)    (135,920)    (148,451)     (260,022)     (326,350)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (213,580)    (388,514)  (1,561,395)  (2,475,247)   14,891,574    19,929,387
                                          -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (1,879,492)  (1,927,715)  (9,161,811)  (9,199,196)   (9,061,821)  (15,371,395)
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,481,296)   1,006,593   (2,665,927)   6,494,662    (9,988,064)  (16,480,330)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  16,375,197   15,368,604   57,858,199   51,363,537    65,392,595    81,872,925
                                          -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $12,893,901  $16,375,197  $55,192,272  $57,858,199  $ 55,404,531  $ 65,392,595
                                          ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,095,568    1,238,497    4,883,933    5,774,716     6,570,296     8,055,080
       Units issued......................      38,486       46,307       98,520       59,284     2,811,183     3,683,580
       Units redeemed....................    (166,358)    (189,236)    (847,299)    (950,067)   (3,739,971)   (5,168,364)
                                          -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................     967,696    1,095,568    4,135,154    4,883,933     5,641,508     6,570,296
                                          ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ------------------------------------------------------------------------------
                                             PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  -----------------------  ------------------------
                                              VT MULTI-CAP GROWTH        VT MULTI-CAP VALUE           VT RESEARCH
                                          --------------------------  -----------------------  ------------------------
                                              2014          2013          2014        2013         2014         2013
                                          ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (892,666) $   (698,311) $   (52,422) $  (11,271) $  (149,916) $   (68,515)
Net realized gains (losses)..............    4,789,799     2,293,723      543,026     286,496    1,908,183    1,124,502
Change in unrealized gains (losses)......    5,246,411    21,820,184      195,725   2,103,067    1,434,348    5,938,683
                                          ------------  ------------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    9,143,544    23,415,596      686,329   2,378,292    3,192,615    6,994,670
                                          ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      114,005       117,297        3,402       8,043       34,883       21,084
Benefit payments.........................   (1,768,205)   (1,132,901)    (423,274)   (110,013)    (511,250)    (345,337)
Payments on termination..................   (8,229,695)   (7,279,925)    (616,502)   (793,758)  (3,173,281)  (2,503,419)
Contract Maintenance Charge..............     (241,963)     (256,038)     (18,144)    (17,125)     (65,409)     (69,486)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (3,394,174)   (3,739,628)    (174,474)    (82,977)    (944,160)  (1,356,901)
                                          ------------  ------------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (13,520,032)  (12,291,195)  (1,228,992)   (995,830)  (4,659,217)  (4,254,059)
                                          ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (4,376,488)   11,124,401     (542,663)  1,382,462   (1,466,602)   2,740,611
NET ASSETS AT BEGINNING OF
 PERIOD..................................   85,226,822    74,102,421    7,870,846   6,488,384   26,998,166   24,257,555
                                          ------------  ------------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 80,850,334  $ 85,226,822  $ 7,328,183  $7,870,846  $25,531,564  $26,998,166
                                          ============  ============  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    7,351,368     8,569,440      301,198     347,532    1,931,597    2,278,607
       Units issued......................       81,067       122,607       20,698      28,444       26,630       34,932
       Units redeemed....................   (1,194,628)   (1,340,679)     (65,100)    (74,778)    (338,917)    (381,942)
                                          ------------  ------------  -----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................    6,237,807     7,351,368      256,796     301,198    1,619,310    1,931,597
                                          ============  ============  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          --------------------------------------------------------------------------------
                                                                                                    THE UNIVERSAL
                                            PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST    INSTITUTIONAL FUNDS, INC.
                                                 SUB-ACCOUNT                 SUB-ACCOUNT             SUB-ACCOUNT
                                          -------------------------  --------------------------  ------------------------
                                                                                                    VAN KAMPEN UIF
                                                                                                      CORE PLUS
                                              VT SMALL CAP VALUE             VT VOYAGER              FIXED INCOME
                                          -------------------------  --------------------------  ------------------------
                                              2014          2013         2014          2013        2014          2013
                                          ------------  -----------  ------------  ------------   --------     ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (426,787) $  (284,082) $   (821,806) $   (724,714) $  9,136     $  16,643
Net realized gains (losses)..............   11,355,592    2,152,319     8,880,618     4,029,096       644        (4,761)
Change in unrealized gains (losses)......  (10,334,607)  12,462,880       647,307    34,810,368    31,429       (28,226)
                                          ------------  -----------  ------------  ------------   --------     ---------
Increase (decrease) in net assets from
 operations..............................      594,198   14,331,117     8,706,119    38,114,750    41,209       (16,344)
                                          ------------  -----------  ------------  ------------   --------     ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       46,509       26,725       108,771       128,626     5,356           550
Benefit payments.........................   (3,374,489)    (961,425)   (2,339,780)   (2,698,176)      263            --
Payments on termination..................   (5,115,076)  (6,026,650)  (12,682,581)  (12,398,643)  (12,362)     (127,015)
Contract Maintenance Charge..............      (65,569)     (72,165)     (293,337)     (314,841)     (173)         (210)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (857,416)  (1,271,530)   (3,799,314)   (5,198,021)   78,232      (107,457)
                                          ------------  -----------  ------------  ------------   --------     ---------
Increase (decrease) in net assets from
 contract transactions...................   (9,366,041)  (8,305,045)  (19,006,241)  (20,481,055)   71,316      (234,132)
                                          ------------  -----------  ------------  ------------   --------     ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (8,771,843)   6,026,072   (10,300,122)   17,633,695   112,525      (250,476)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   48,018,235   41,992,163   119,380,863   101,747,168   659,314       909,790
                                          ------------  -----------  ------------  ------------   --------     ---------
NET ASSETS AT END OF
 PERIOD.................................. $ 39,246,392  $48,018,235  $109,080,741  $119,380,863  $771,839     $ 659,314
                                          ============  ===========  ============  ============   ========     =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    1,813,484    2,165,359     8,343,053    10,008,270    47,604        63,832
       Units issued......................       47,484       86,559       182,038       196,884     7,451           582
       Units redeemed....................     (418,823)    (438,434)   (1,440,286)   (1,862,101)   (3,032)      (16,810)
                                          ------------  -----------  ------------  ------------   --------     ---------
    Units outstanding at end of
     period..............................    1,442,145    1,813,484     7,084,805     8,343,053    52,023        47,604
                                          ============  ===========  ============  ============   ========     =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                           ------------------------------------------------------------------------------
                                                 THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                           INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           ------------------------  ------------------------- -------------------------
                                                                                                     VAN KAMPEN UIF
                                                VAN KAMPEN UIF            VAN KAMPEN UIF            GLOBAL TACTICAL
                                                   EMERGING                   GLOBAL                ASSET ALLOCATION
                                                MARKETS EQUITY            INFRASTRUCTURE               PORTFOLIO
                                           ------------------------  ------------------------- -------------------------
                                               2014         2013          2014 (AL) (AO)           2014          2013
                                           -----------  -----------  ------------------------- ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (267,031) $  (119,632)        $  (525,817)       $   (512,652) $  (848,514)
Net realized gains (losses)...............     499,536      555,468             381,968           8,229,484      243,466
Change in unrealized gains (losses).......  (1,393,612)  (1,186,166)          4,233,081          (6,911,526)   9,141,244
                                           -----------  -----------         -----------        ------------  -----------
Increase (decrease) in net assets from
 operations...............................  (1,161,107)    (750,330)          4,089,232             805,306    8,536,196
                                           -----------  -----------         -----------        ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      13,131        1,196               1,051              38,272       69,001
Benefit payments..........................  (1,032,683)    (839,604)         (1,456,374)         (4,973,282)  (2,935,108)
Payments on termination...................  (1,841,572)  (2,438,103)         (3,466,814)         (6,515,373)  (6,704,990)
Contract Maintenance Charge...............      (6,879)      (8,537)            (13,320)            (33,239)     (27,405)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (1,112,786)  (1,316,698)         54,042,073          (1,645,994)  80,792,780
                                           -----------  -----------         -----------        ------------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (3,980,789)  (4,601,746)         49,106,616         (13,129,616)  71,194,278
                                           -----------  -----------         -----------        ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (5,141,896)  (5,352,076)         53,195,848         (12,324,310)  79,730,474
NET ASSETS AT BEGINNING OF
 PERIOD...................................  23,230,741   28,582,817                  --          92,037,316   12,306,842
                                           -----------  -----------         -----------        ------------  -----------
NET ASSETS AT END OF PERIOD............... $18,088,845  $23,230,741         $53,195,848        $ 79,713,006  $92,037,316
                                           ===========  ===========         ===========        ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,142,301    1,376,954                  --           6,535,807    1,140,279
       Units issued.......................      36,286       57,045           1,376,931             134,015    6,458,191
       Units redeemed.....................    (243,009)    (291,698)           (146,700)         (1,096,163)  (1,062,663)
                                           -----------  -----------         -----------        ------------  -----------
    Units outstanding at end of period....     935,578    1,142,301           1,230,231           5,573,659    6,535,807
                                           ===========  ===========         ===========        ============  ===========

--------
(al)On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(ao)For the period beginning April 25, 2014 and ended December 31, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                                THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                               VAN KAMPEN UIF            VAN KAMPEN UIF            VAN KAMPEN UIF
                                                   GROWTH                MID CAP GROWTH           U.S. REAL ESTATE
                                          ------------------------  ------------------------  ------------------------
                                              2014         2013         2014         2013         2014         2013
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (425,082) $  (287,222) $  (252,907) $  (208,565) $   (48,018) $  (126,535)
Net realized gains (losses)..............   3,978,564    3,262,900    2,770,967    1,148,322      954,223      523,424
Change in unrealized gains (losses)......  (2,384,148)   6,322,922   (2,496,551)   3,824,471    3,893,717     (195,383)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   1,169,334    9,298,600       21,509    4,764,228    4,799,922      201,506
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      18,914        8,819       10,348        1,980        4,159        3,295
Benefit payments.........................    (579,734)  (1,084,916)    (352,481)    (869,071)    (472,835)    (821,539)
Payments on termination..................  (2,625,276)  (2,815,617)  (1,970,147)  (2,128,345)  (2,602,622)  (2,078,367)
Contract Maintenance Charge..............     (32,484)     (34,273)      (4,482)      (5,244)      (5,733)      (6,771)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (61,716)  (1,340,526)     (52,813)    (649,878)    (416,326)      46,231
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (3,280,296)  (5,266,513)  (2,369,575)  (3,650,558)  (3,493,357)  (2,857,151)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,110,962)   4,032,087   (2,348,066)   1,113,670    1,306,565   (2,655,645)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  27,381,980   23,349,893   16,584,916   15,471,246   18,745,695   21,401,340
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $25,271,018  $27,381,980  $14,236,850  $16,584,916  $20,052,260  $18,745,695
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,539,643    1,900,701      651,384      820,313      597,405      681,791
       Units issued......................      92,542       81,527       38,687       38,238       32,324       54,728
       Units redeemed....................    (264,689)    (442,585)    (132,413)    (207,167)    (129,231)    (139,114)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   1,367,496    1,539,643      557,658      651,384      500,498      597,405
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    -------------------------------------------------------------------------------
                                          THE UNIVERSAL             THE UNIVERSAL              THE UNIVERSAL
                                    INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                           (CLASS II)                (CLASS II)                 (CLASS II)
                                           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  ------------------------  --------------------------
                                         VAN KAMPEN UIF            VAN KAMPEN UIF             VAN KAMPEN UIF
                                            EMERGING                  EMERGING                    GLOBAL
                                     MARKETS DEBT (CLASS II)  MARKETS EQUITY (CLASS II)    FRANCHISE (CLASS II)
                                    ------------------------  ------------------------  --------------------------
                                        2014         2013         2014         2013         2014          2013
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   422,267  $   321,663  $  (107,598) $   (57,282) $    169,227  $    472,633
Net realized gains (losses)........     112,040      398,986      146,177      166,060     7,630,232     6,827,912
Change in unrealized gains
 (losses)..........................    (316,471)  (2,187,913)    (439,342)    (422,654)   (6,631,575)      889,359
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................     217,836   (1,467,264)    (400,763)    (313,876)    1,167,884     8,189,904
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      25,139       40,944        2,400       20,816         7,554        49,791
Benefit payments...................    (218,866)    (200,814)    (423,911)    (254,974)   (1,378,868)   (1,270,829)
Payments on termination............  (1,786,887)  (2,649,608)  (1,622,109)  (2,101,258)   (8,299,529)   (9,841,269)
Contract Maintenance Charge........     (39,928)     (50,813)     (32,228)     (44,426)     (139,249)     (181,619)
Transfers among the sub-
 accounts and with the Fixed
 Account--net......................    (309,511)     904,787     (340,601)     220,000      (742,212)   (1,595,053)
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (2,330,053)  (1,955,504)  (2,416,449)  (2,159,842)  (10,552,304)  (12,838,979)
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................  (2,112,217)  (3,422,768)  (2,817,212)  (2,473,718)   (9,384,420)   (4,649,075)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  12,011,510   15,434,278    9,292,661   11,766,379    46,552,844    51,201,919
                                    -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $ 9,899,293  $12,011,510  $ 6,475,449  $ 9,292,661  $ 37,168,424  $ 46,552,844
                                    ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........     523,701      604,953      274,131      337,810     1,855,844     2,388,625
       Units issued................      35,583       76,368        8,563       39,507        67,257        68,866
       Units redeemed..............    (133,789)    (157,620)     (78,424)    (103,186)     (476,940)     (601,647)
                                    -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................     425,495      523,701      204,270      274,131     1,446,161     1,855,844
                                    ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -----------------------------------------------------------------------------
                                                THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                 (CLASS II)                (CLASS II)                (CLASS II)
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------- ------------------------  ------------------------
                                               VAN KAMPEN UIF         VAN KAMPEN UIF GLOBAL
                                            GLOBAL INFRASTRUCTURE   TACTICAL ASSET ALLOCATION      VAN KAMPEN UIF
                                                 (CLASS II)           PORTFOLIO (CLASS II)        GROWTH (CLASS II)
                                          ------------------------- ------------------------  ------------------------
                                               2014 (AN) (AO)           2014      2013 (AR)       2014         2013
                                          ------------------------- -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............        $  (171,848)       $  (301,369) $  (353,017) $  (104,727) $   (96,005)
Net realized gains (losses)..............             92,150          2,925,563      194,305    1,376,981    1,294,707
Change in unrealized gains (losses)......          1,103,251         (2,482,864)   2,925,892     (971,176)   1,383,066
                                                 -----------        -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................          1,023,553            141,330    2,767,180      301,078    2,581,768
                                                 -----------        -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................                140              8,575        3,780          630       86,135
Benefit payments.........................           (168,862)        (1,079,201)    (595,958)     (39,366)    (191,225)
Payments on termination..................         (1,031,761)        (3,190,006)  (3,026,532)  (1,719,735)  (1,311,924)
Contract Maintenance Charge..............             (8,002)           (41,046)     (38,236)     (16,407)     (22,405)
Transfers among the sub-accounts and
 with the Fixed Account--net.............         14,361,116           (626,004)  32,869,182       40,108     (680,258)
                                                 -----------        -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................         13,152,631         (4,927,682)  29,212,236   (1,734,770)  (2,119,677)
                                                 -----------        -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................         14,176,184         (4,786,352)  31,979,416   (1,433,692)     462,091
NET ASSETS AT BEGINNING OF
 PERIOD..................................                 --         31,979,416           --    7,193,733    6,731,642
                                                 -----------        -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD..................................        $14,176,184        $27,193,064  $31,979,416  $ 5,760,041  $ 7,193,733
                                                 ===========        ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................                 --          2,266,446           --      288,380      394,116
       Units issued......................            870,648             28,812    2,608,145        4,665       19,720
       Units redeemed....................            (72,143)          (372,717)    (341,699)     (70,497)    (125,456)
                                                 -----------        -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................            798,505          1,922,541    2,266,446      222,548      288,380
                                                 ===========        ===========  ===========  ===========  ===========

--------
(an)On April 25, 2014, Global Infrastructure (Class Y Shares) merged into Van Kampen UIF Global Infrastructure (Class II)
(ao)For the period beginning April 25, 2014 and ended December 31, 2014
(ar)For the period beginning April 26, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    ------------------------------------------------------------------------------
                                          THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                    INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                           (CLASS II)                (CLASS II)                 (CLASS II)
                                           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                    ------------------------  ------------------------  -------------------------
                                         VAN KAMPEN UIF            VAN KAMPEN UIF             VAN KAMPEN UIF
                                             MID CAP                SMALL COMPANY               U.S. REAL
                                        GROWTH (CLASS II)         GROWTH (CLASS II)         ESTATE (CLASS II)
                                    ------------------------  ------------------------  -------------------------
                                        2014         2013         2014         2013         2014          2013
                                    -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  (345,660) $  (341,709) $  (170,047) $  (190,117) $   (148,805) $  (316,873)
Net realized gains (losses)........   4,032,819    1,673,263    3,746,802    1,480,168     2,384,391    1,051,069
Change in unrealized gains
 (losses)..........................  (3,749,350)   5,862,370   (5,466,066)   4,540,284     6,810,339     (418,503)
                                    -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from operations...................     (62,191)   7,193,924   (1,889,311)   5,830,335     9,045,925      315,693
                                    -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      32,297       47,111        8,576        7,324        65,812       53,228
Benefit payments...................    (740,924)    (647,580)    (283,930)    (306,668)   (1,264,205)    (860,700)
Payments on termination............  (3,991,553)  (4,205,056)  (2,152,214)  (1,751,587)   (6,441,833)  (7,045,278)
Contract Maintenance Charge........     (82,320)    (102,785)     (33,492)     (42,578)     (133,644)    (154,233)
Transfers among the sub-
 accounts and with the Fixed
 Account--net......................    (638,361)  (1,973,607)     182,315     (898,894)   (2,850,037)   2,142,005
                                    -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions........  (5,420,861)  (6,881,917)  (2,278,745)  (2,992,403)  (10,623,907)  (5,864,978)
                                    -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (5,483,052)     312,007   (4,168,056)   2,837,932    (1,577,982)  (5,549,285)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  23,805,207   23,493,200   12,718,272    9,880,340    36,894,318   42,443,603
                                    -----------  -----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................ $18,322,155  $23,805,207  $ 8,550,216  $12,718,272  $ 35,316,336  $36,894,318
                                    ===========  ===========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,037,365    1,394,377      362,668      474,136     1,348,046    1,553,316
       Units issued................      38,533       35,949       20,978        8,032        61,553      153,078
       Units redeemed..............    (274,130)    (392,961)     (94,819)    (119,500)     (396,551)    (358,348)
                                    -----------  -----------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period........................     801,768    1,037,365      288,827      362,668     1,013,048    1,348,046
                                    ===========  ===========  ===========  ===========  ============  ===========

                      See notes to financial statements.

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--------------------------------------------------------------------------------

1.   ORGANIZATION

Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate"). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The assets within the Account are legally segregated from each other into sub-accounts (the "sub-accounts"). On June 1, 2006, Allstate completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate's contractual obligations to the contractholders. Allstate continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate.

Allstate issued the following variable annuity contracts through the Account (collectively the "Contracts"). The Account accepts additional deposits from existing contractholders but is closed to new contractholders.

AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal) AIM Lifetime Enhanced ChoiceSM Variable Annuity
AIM Lifetime PlusSM Variable Annuity
AIM Lifetime PlusSM II Variable Annuity
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Advisor (STI) Variable Annuity (Base and Preferred)
Allstate Personal Retirement Manager
Allstate Provider Variable Annuity
Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra) Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base and L-Share)
Morgan Stanley Variable Annuity
Morgan Stanley Variable Annuity II
Morgan Stanley Variable Annuity II Asset Manager
Morgan Stanley Variable Annuity 3
Morgan Stanley Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex) Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
STI Classic Variable Annuity

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


Absent any Contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios ("Fund" or "Funds") in which they invest:

ADVANCED SERIES TRUST                      ADVANCED SERIES TRUST (CONTINUED)
       AST Academic Strategies Asset              AST High Yield
          Allocation                              AST International Growth
       AST Advanced Strategies                    AST International Value
       AST AQR Emerging Markets                   AST Investment Grade Bond
          Equity*                                 AST Jennison Large-Cap Growth*
       AST AQR Large-Cap*                         AST J.P. Morgan Global Thematic
       AST Balanced Asset Allocation              AST J.P. Morgan International
       AST BlackRock Global Strategies               Equity
       AST BlackRock iShares ETF*                 AST J.P. Morgan Strategic
       AST Bond Portfolio 2016*                      Opportunities
       AST Bond Portfolio 2018                    AST Large-Cap Value
       AST Bond Portfolio 2019                    AST Loomis Sayles Large-Cap
       AST Bond Portfolio 2020*                      Growth (On February 7,
       AST Bond Portfolio 2021*                      2014, AST Goldman Sachs
       AST Bond Portfolio 2022                       Concentrated Growth merged
       AST Bond Portfolio 2023                       into AST Loomis Sayles
       AST Bond Portfolio 2024                       Large-Cap Growth)
       AST Bond Portfolio 2025 (For               AST Lord Abbett Core Fixed
          the period beginning                       Income
          January 2, 2014 and ended               AST MFS Global Equity
          December 31, 2014)                      AST MFS Growth
       AST Capital Growth Asset                   AST MFS Large-Cap Value*
          Allocation                              AST Mid-Cap Value
       AST ClearBridge Dividend                   AST Money Market
          Growth*                                 AST Neuberger Berman Core Bond*
       AST Cohen & Steers Realty                  AST Neuberger Berman / LSV
       AST Defensive Asset Allocation*               Mid-Cap Value
       AST FI Pyramis(R) Asset                    AST Neuberger Berman Mid-Cap
          Allocation                                 Growth
       AST FI Pyramis(R) Quantitative             AST Neuberger Berman Small-Cap
          (previously known as AST                   Growth*
          First Trust Balanced Target)            AST New Discovery Asset
       AST Franklin Templeton                        Allocation
          Founding Funds Allocation               AST Western Asset Emerging
       AST Franklin Templeton                        Markets Debt*
          Founding Funds Plus*                    AST Parametric Emerging
       AST Global Real Estate                        Markets Equity
       AST Goldman Sachs Concentrated             AST PIMCO Limited Maturity Bond
          Growth (On February 7,                  AST PIMCO Total Return Bond
          2014, AST Goldman Sachs                 AST Preservation Asset
          Concentrated Growth merged                 Allocation
          into AST Loomis Sayles                  AST Prudential Core Bond*
          Large-Cap Growth) (For the              AST Prudential Growth
          period beginning January 1,                Allocation
          2014 and ended February 7,              AST QMA Emerging Markets
          2014)                                      Equity*
       AST Goldman Sachs Large-Cap                AST QMA Large-Cap*
          Value                                   AST QMA US Equity Alpha
       AST Goldman Sachs Mid-Cap                  AST Quantitative Modeling*
          Growth                                  AST RCM World Trends
       AST Goldman Sachs Multi-Asset              AST Schroders Global Tactical
       AST Goldman Sachs Small-Cap                AST Schroders Multi-Asset
          Value                                      World Strategies
       AST Herndon Large-Cap Value

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

ADVANCED SERIES TRUST (CONTINUED)          DREYFUS SOCIALLY RESPONSIBLE GROWTH
       AST Small-Cap Growth                  FUND, INC.
       AST Small-Cap Growth                       Dreyfus Socially Responsible
          Opportunities (previously                  Growth Fund
          known as AST Federated           DREYFUS STOCK INDEX FUND
          Aggressive Growth)*                     Dreyfus Stock Index Fund
       AST Small-Cap Value                 DREYFUS VARIABLE INVESTMENT FUND
       AST Templeton Global Bond                  VIF Growth & Income
       AST T. Rowe Price Asset                    VIF Money Market
          Allocation                       FEDERATED INSURANCE SERIES
       AST T. Rowe Price Equity Income            Federated Prime Money Fund II
       AST T. Rowe Price Large-Cap         FIDELITY VARIABLE INSURANCE PRODUCTS
          Growth                             FUND
       AST T. Rowe Price Natural                  VIP Contrafund
          Resources                               VIP Equity-Income
       AST Wellington Management                  VIP Growth
          Hedged Equity                           VIP High Income
       AST Western Asset Core Plus                VIP Index 500
          Bond                                    VIP Investment Grade Bond
ALLIANCE BERNSTEIN VARIABLE PRODUCT               VIP Overseas
  SERIES FUND                              FIDELITY VARIABLE INSURANCE PRODUCTS
       AllianceBernstein VPS Growth          FUND (SERVICE CLASS 2)
       AllianceBernstein VPS Growth &             VIP Asset Manager Growth
          Income                                     (Service Class 2)
       AllianceBernstein VPS                      VIP Contrafund (Service
          International Value                        Class 2)
       AllianceBernstein VPS Large                VIP Equity-Income (Service
          Cap Growth                                 Class 2)
       AllianceBernstein VPS                      VIP Freedom 2010 Portfolio
          Small/Mid Cap Value                        (Service Class 2)
       AllianceBernstein VPS Value                VIP Freedom 2020 Portfolio
AMERICAN CENTURY VARIABLE PORTFOLIOS,                (Service Class 2)
  INC.                                            VIP Freedom 2030 Portfolio
       American Century VP Balanced                  (Service Class 2)
       American Century VP                        VIP Freedom Income Portfolio
          International                              (Service Class 2)
DEUTSCHE VARIABLE SERIES I                        VIP Growth (Service Class 2)
  (PREVIOUSLY KNOWN AS DWS VARIABLE               VIP Growth & Income (Service
  SERIES I)                                          Class 2)
       Deutsche Bond VIP A                        VIP Growth Stock (Service
          (Previously known as DWS                   Class 2)
          Bond VIP A)                             VIP High Income (Service
       Deutsche Capital Growth VIP A                 Class 2)
          (Previously known as DWS                VIP Index 500 (Service Class 2)
          Capital Growth VIP A)                   VIP Investment Grade Bond
       Deutsche Core Equity VIP A                    (Service Class 2)
          (Previously known as DWS                VIP Mid Cap (Service Class 2)
          Core Equity VIP A)                      VIP Money Market (Service
       Deutsche Global Small Cap                     Class 2)
          VIP A (Previously known as              VIP Overseas (Service Class 2)
          DWS Global Small Cap Growth
          VIP A)
       Deutsche International VIP A
          (Previously known as DWS
          International VIP A)
DEUTSCHE VARIABLE SERIES II
  (PREVIOUSLY KNOWN AS DWS VARIABLE
  SERIES II)
       Deutsche Global Income Builder
          VIP A II (Previously known
          as DWS Global Income
          Builder VIP A II)
       Deutsche Money Market VIP A II
          (Previously known as DWS
          Money Market VIP A II)
       Deutsche Small Mid Cap Growth
          VIP A II (Previously known
          as DWS Small Mid Cap Growth
          VIP A II)

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE      INVESCO INVESTMENT SERVICES
  PRODUCTS TRUST                                  Invesco V.I. American Franchise
       Franklin Flex Cap Growth VIP               Invesco V.I. American Value
          (Previously known as                    Invesco V.I. Balanced*
          Franklin Flex Cap Growth                Invesco V.I. Comstock
          Securities)                             Invesco V.I. Core Equity
       Franklin Growth and Income VIP             Invesco V.I. Diversified
          (Previously known as                       Dividend
          Franklin Growth and Income              Invesco V.I. Diversified Income
          Securities)                             Invesco V.I. Equity and Income
       Franklin High Income VIP                   Invesco V.I. Global Core Equity
          (Previously known as                    Invesco V.I. Global Dividend
          Franklin High Income                       Growth*
          Securities)                             Invesco V.I. Government
       Franklin Income VIP                           Securities
          (Previously known as                    Invesco V.I. High Yield
          Franklin Income Securities)             Invesco V.I. Income Builder*
       Franklin Large Cap Growth VIP              Invesco V.I. International
          (Previously known as                       Growth
          Franklin Large Cap Growth               Invesco V.I. Large Cap Growth*
          Securities)                             Invesco V.I. Managed
       Franklin Mutual Global                        Volatility (Previously
          Discovery VIP (Previously                  known as Invesco V.I.
          known as Mutual Global                     Utilities)
          Discovery Securities)                   Invesco V.I. Mid Cap Core
       Franklin Mutual Shares VIP                    Equity
          (Previously known as Mutual             Invesco V.I. Mid Cap Growth
          Shares Securities)                      Invesco V.I. Money Market
       Franklin Small Cap Value VIP               Invesco V.I. S&P 500 Index
          (Previously known as                    Invesco V.I. Technology
          Franklin Small Cap Value                Invesco V.I. Value
          Securities)                                Opportunities
       Franklin Small-Mid Cap Growth       INVESCO INVESTMENT SERVICES
          VIP (Previously known as         (SERIES II)
          Franklin Small-Mid Cap                  Invesco V.I. American
          Growth Securities)                         Franchise II
       Franklin U.S. Government                   Invesco V.I. American Value II
          Securities VIP (Previously              Invesco V.I. Balanced II*
          known as Franklin U.S.                  Invesco V.I. Comstock II
          Government)                             Invesco V.I. Core Equity II
       Templeton Developing Markets               Invesco V.I. Diversified
          VIP (Previously known as                   Dividend II
          Templeton Developing                    Invesco V.I. Diversified
          Markets Securities)                        Income II
       Templeton Foreign VIP                      Invesco V.I. Equity and
          (Previously known as                       Income II
          Templeton Foreign                       Invesco V.I. Global Core
          Securities)                                Equity II
       Templeton Global Bond VIP                  Invesco V.I. Global Dividend
          (Previously known as                       Growth II*
          Templeton Global Bond                   Invesco V.I. Government
          Securities)                                Securities II
       Templeton Growth VIP                       Invesco V.I. Growth and
          (Previously known as                       Income II
          Templeton Growth Securities)            Invesco V.I. High Yield II
GOLDMAN SACHS VARIABLE INSURANCE TRUST            Invesco V.I. Income Builder II*
       VIT Large Cap Value                        Invesco V.I. International
       VIT Mid Cap Value                             Growth II
       VIT Small Cap Equity Insights              Invesco V.I. Large Cap
          (Previously known as VIT                   Growth II*
          Structured Small Cap Equity)            Invesco V.I. Managed
       VIT Strategic Growth                          Volatility II (Previously
       VIT Strategic International                   known as Invesco V.I.
          Equity*                                    Utilities II)
       VIT U.S. Equity Insights                   Invesco V.I. Mid Cap Core
          (Previously known as VIT                   Equity II
          Structured U.S. Equity)                 Invesco V.I. Mid Cap Growth II

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

INVESCO INVESTMENT SERVICES               MFS VARIABLE INSURANCE TRUST (SERVICE
(SERIES II) (CONTINUED)                   CLASS)
       Invesco V.I. Money Market II              MFS Growth (Service Class)
       Invesco V.I. S&P 500 Index II             MFS Investors Trust (Service
       Invesco V.I. Technology II                   Class)
       Invesco V.I. Value                        MFS New Discovery (Service
          Opportunities II                          Class)
JANUS ASPEN SERIES                               MFS Research (Service Class)
       Forty Portfolio                           MFS Utilities (Service Class)
LAZARD RETIREMENT SERIES, INC.            MORGAN STANLEY VARIABLE INVESTMENT
       Emerging Markets Equity            SERIES
LEGG MASON PARTNERS VARIABLE EQUITY              European Equity
  TRUST (PREVIOUSLY KNOWN AS LEGG                Global Infrastructure (On
  MASON PARTNERS VARIABLE PORTFOLIO                 April 25, 2014, Global
  I, INC.)                                          Infrastructure merged into
       ClearBridge Variable All Cap                 Van Kampen UIF Global
          Value Portfolio I                         Infrastructure) (For the
          (Previously known as                      period beginning January 1,
          ClearBridge Variable                      2014 and ended April 25,
          Fundamental All Cap Value                 2014)
          Portfolio I) (On December              Income Plus
          5, 2014, ClearBridge                   Limited Duration
          Variable All Cap Value                 Money Market
          Portfolio I merged into                Multi Cap Growth
          ClearBridge Variable Large      MORGAN STANLEY VARIABLE INVESTMENT
          Cap Value Portfolio I) (For       SERIES (CLASS Y SHARES)
          the period beginning                   European Equity (Class Y
          January 1, 2014 and ended                 Shares)
          December 5, 2014)                      Global Infrastructure (Class Y
       ClearBridge Variable Large Cap               Shares) (On April 25, 2014,
          Value Portfolio I (On                     Global Infrastructure
          December 5, 2014,                         (Class Y Shares) merged
          ClearBridge Variable All                  into Van Kampen UIF Global
          Cap Value Portfolio I                     Infrastructure (Class II))
          merged into ClearBridge                   (For the period beginning
          Variable Large Cap Value                  January 1, 2014 and ended
          Portfolio I)                              April 25, 2014)
LORD ABBETT SERIES FUND                          Income Plus (Class Y Shares)
       Bond-Debenture                            Limited Duration (Class Y
       Fundamental Equity                           Shares)
       Growth and Income                         Money Market (Class Y Shares)
       Growth Opportunities                      Multi Cap Growth (Class Y
       Mid-Cap Stock                                Shares)
MFS VARIABLE INSURANCE TRUST              NEUBERGER BERMAN ADVISORS MANAGEMENT
       MFS Growth                           TRUST
       MFS High Income*                          AMT Large Cap Value
       MFS High Yield                            AMT Mid-Cap Growth*
       MFS Investors Trust                OPPENHEIMER VARIABLE ACCOUNT FUNDS
       MFS New Discovery                         Oppenheimer Capital
       MFS Research                                 Appreciation
       MFS Research Bond                         Oppenheimer Capital Income
       MFS Utilities                             Oppenheimer Core Bond
                                                 Oppenheimer Discovery Mid Cap
                                                    Growth
                                                 Oppenheimer Global
                                                 Oppenheimer Global Strategic
                                                    Income
                                                 Oppenheimer Main Street
                                                 Oppenheimer Main Street Small
                                                    Cap

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS         PUTNAM VARIABLE TRUST (CONTINUED)
  (SERVICE SHARES ("SS"))                         VT George Putnam Balanced
       Oppenheimer Capital                        VT Global Asset Allocation
          Appreciation (SS)                       VT Global Equity
       Oppenheimer Capital Income (SS)            VT Global Health Care
       Oppenheimer Core Bond (SS)                 VT Global Utilities
       Oppenheimer Discovery Mid Cap              VT Growth and Income
          Growth                                  VT Growth Opportunities
       (SS)                                       VT High Yield
       Oppenheimer Global (SS)                    VT Income
       Oppenheimer Global Strategic               VT International Equity
          Income (SS)                             VT International Growth
       Oppenheimer Main Street (SS)               VT International Value
       Oppenheimer Main Street Small              VT Investors
          Cap (SS)                                VT Money Market
PANORAMA SERIES FUND, INC. (SERVICE               VT Multi-Cap Growth
  SHARES                                          VT Multi-Cap Value
("SS"))                                           VT Research
       Oppenheimer International                  VT Small Cap Value
          Growth (SS)*                            VT Voyager
PIMCO VARIABLE INSURANCE TRUST             RYDEX VARIABLE TRUST RYDEX
       Foreign Bond (US Dollar-Hedged)            VIF NASDAQ-100 (Previously
       Money Market                                  known as VT Nasdaq 100
       PIMCO VIT Total Return                        Strategy Fund*)
       PIMCO VIT Commodity Real            THE UNIVERSAL INSTITUTIONAL FUNDS,
          Return Strategy (Advisor         INC.
          Shares)                                 Van Kampen UIF Core Plus Fixed
       PIMCO VIT Emerging Markets                    Income
          Bond (Advisor Shares)                   Van Kampen UIF Emerging
       PIMCO VIT Real Return (Advisor                Markets Equity
          Shares)                                 Van Kampen UIF Global
       PIMCO VIT Total Return                        Infrastructure (On April
          (Advisor Shares)                           25, 2014, Global
PROFUNDS VP                                          Infrastructure merged into
       ProFund VP Consumer Goods                     Van Kampen UIF Global
          Portfolio*                                 Infrastructure) (For the
       ProFund VP Consumer Services                  period beginning April 25,
          Portfolio*                                 2014 and ended December 31,
       ProFund VP Financials                         2014)
       ProFund VP Health Care                     Van Kampen UIF Global Tactical
       ProFund VP Industrials*                       Asset Allocation Portfolio
       ProFund VP Large-Cap Growth*               Van Kampen UIF Growth
       ProFund VP Large-Cap Value                 Van Kampen UIF Mid Cap Growth
       ProFund VP Mid-Cap Growth*                 Van Kampen UIF U.S. Real Estate
       ProFund VP Mid-Cap Value*           THE UNIVERSAL INSTITUTIONAL FUNDS,
       ProFund VP Real Estate*             INC. (CLASS II)
       ProFund VP Small-Cap Growth*               Van Kampen UIF Emerging
       ProFund VP Small-Cap Value*                   Markets Debt (Class II)
       ProFund VP Telecommunications              Van Kampen UIF Emerging
       ProFund VP Utilities                          Markets Equity (Class II)
PUTNAM VARIABLE TRUST                             Van Kampen UIF Global
       VT American Government Income                 Franchise (Class II)
       VT Capital Opportunities
       VT Diversified Income
       VT Equity Income

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS,        THE UNIVERSAL INSTITUTIONAL FUNDS,
INC. (CLASS II) (CONTINUED)               INC. (CLASS II) (CONTINUED)
       Van Kampen UIF Global                     Van Kampen UIF Growth (Class
          Infrastructure (ClassII)                  II)
          (On April 25, 2014, Global             Van Kampen UIF Mid Cap Growth
          Infrastructure (Class Y                   (Class II)
          Shares) merged into Van                Van Kampen UIF Small Company
          Kampen UIF Global                         Growth (Class II)
          Infrastructure - Class II)             Van Kampen UIF U.S. Real
          (For the period beginning                 Estate (Class II)
          April 25, 2014 and ended
          December 31, 2014)
       Van Kampen UIF Global Tactical
          Asset Allocation Portfolio
          (Class II)

--------
*FUND WAS AVAILABLE, BUT HAD NO NET ASSETS AS OF DECEMBER 31, 2014

The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 4). Contractholders' interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders' deposits are included in the Allstate general account assets and earn a fixed rate of return.

A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.

INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn values their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

NET REALIZED GAINS AND LOSSES - Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Allstate. Allstate is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account.

The Account had no liability for unrecognized tax benefits as of December 31, 2014. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.  FAIR VALUE OF ASSETS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:    Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

Level 2:    Assets whose values are based on the following:
            (a) Quoted prices for similar assets in active markets;
            (b) Quoted prices for identical or similar assets in markets that are not active; or
            (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

Level 3:    Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund's managers. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period.

CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD - Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate and may result in additional amounts being transferred into the Account

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

by Allstate to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate. A payable is established for amounts payable to Allstate from the sub- accounts but not yet paid. The amounts are included in "Transfers among the sub-accounts and with the Fixed Account - net" on the Statements of Changes in Net Assets.

4.  EXPENSES

MORTALITY AND EXPENSE RISK CHARGE - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

ADMINISTRATIVE EXPENSE CHARGE - Allstate deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations.

CONTRACT MAINTENANCE CHARGE - Allstate deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.50%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS



   The cost of investments purchased during the year ended December 31, 2014 was as follows:

                                                               PURCHASES
                                                               ----------
       Investments in the Advanced Series Trust Sub-Accounts:
          AST Academic Strategies Asset Allocation............ $  454,474
          AST Advanced Strategies.............................     79,729
          AST Balanced Asset Allocation.......................    129,259
          AST BlackRock Global Strategies.....................     69,292
          AST Bond Portfolio 2023.............................     13,456
          AST Bond Portfolio 2024.............................    309,501
          AST Bond Portfolio 2025 (a).........................     39,204
          AST Capital Growth Asset Allocation.................    171,692
          AST Cohen & Steers Realty...........................      2,657
          AST FI Pyramis(R) Asset Allocation..................     14,599
          AST FI Pyramis Quantitative (b).....................    263,674
          AST Franklin Templeton Founding Funds Allocation....     82,849
          AST Franklin Templeton Founding Funds Plus..........     69,292
          AST Goldman Sachs Large-Cap Value...................      5,035
          AST Goldman Sachs Mid-Cap Growth....................         18
          AST Goldman Sachs Multi-Asset.......................     73,099
          AST Herndon Large-Cap Value.........................      8,043
          AST High Yield......................................      1,528
          AST J.P. Morgan Strategic Opportunities.............    178,632
          AST International Growth............................      2,198
          AST Investment Grade Bond...........................    796,205
          AST Large-Cap Value.................................      8,209
          AST Loomis Sayles Large-Cap Growth..................     52,712
          AST Money Market....................................    859,850
          AST Neuberger Berman / LSV Mid-Cap Value............      1,294
          AST Neuberger Berman Mid-Cap Growth.................      1,258
          AST New Discovery Asset Allocation..................      3,025
          AST PIMCO Limited Maturity Bond.....................      5,096
          AST PIMCO Total Return Bond.........................     18,575
          AST Preservation Asset Allocation...................    695,518
          AST Prudential Growth Allocation....................  1,194,895
          AST QMA US Equity Alpha.............................      1,612
          AST RCM World Trends................................     62,627
          AST Schroders Global Tactical.......................     26,496
          AST Schroders Multi-Asset World Strategies..........     23,619
          AST Small-Cap Growth................................        501
          AST Small-Cap Growth Opportunities (e)..............      1,406
          AST Small-Cap Value.................................        760
          AST Templeton Global Bond...........................      3,682

(a) For the period beginning January 2, 2014 and ended December 31, 2014
(b) Previously known as AST First Trust Balanced Target
(e) Previously known as AST Federated Aggressive Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                  PURCHASES
                                                                                  ----------
Investments in the Advanced Series Trust Sub-Accounts (continued):
   AST T. Rowe Price Asset Allocation............................................ $  171,447
   AST T. Rowe Price Large-Cap Growth............................................        602
   AST T. Rowe Price Natural Resources...........................................     10,987
   AST Wellington Management Hedged Equity.......................................     48,393

Investments in the Alliance Bernstein Variable Product Series Fund Sub-Accounts:
   Alliance Bernstein VPS Growth.................................................  1,037,916
   Alliance Bernstein VPS Growth & Income........................................  1,197,678
   Alliance Bernstein VPS International Value....................................  1,267,167
   Alliance Bernstein VPS Large Cap Growth.......................................    756,040
   Alliance Bernstein VPS Small/Mid Cap Value....................................  2,029,390
   Alliance Bernstein VPS Value..................................................     16,443

Investments in the American Century Variable Portfolios, Inc. Sub-Accounts:
   American Century VP Balanced..................................................      1,219
   American Century VP International.............................................         99

Investments in the Deutsche Variable Series I (f) Sub-Accounts:
   Deutsche Bond VIP A (g).......................................................     47,815
   Deutsche Capital Growth VIP A (h).............................................     75,474
   Deutsche Core Equity VIP A (i)................................................     37,480
   Deutsche Global Small Cap VIP A (j)...........................................    211,570
   Deutsche International VIP A (k)..............................................     30,196

Investments in the Deutsche Variable Series II (l) Sub-Accounts:
   Deutsche Global Income Builder VIP A II (m)...................................    176,765
   Deutsche Money Market VIP A II (n)............................................        324
   Deutsche Small Mid Cap Growth VIP A II (o)....................................     57,617

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund......................................      1,634

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund......................................................     16,677

(f) Previously known as DWS Variable Series I
(g) Previously known as DWS Bond VIP A
(h) Previously known as DWS Capital Growth VIP A
(i) Previously known as DWS Core Equity VIP A
(j) Previously known as DWS Global Small Cap Growth VIP A
(k) Previously known as DWS International VIP A
(l) Previously known as DWS Variable Series II
(m) Previously known as DWS Global Income Builder VIP A II
(n) Previously known as DWS Money Market VIP A II
(o) Previously known as DWS Small Mid Cap Growth VIP A II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                 PURCHASES
                                                                                -----------
Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income......................................................... $     3,997
   VIF Money Market............................................................       2,319

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II                                                    158,154

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Contrafund..............................................................     240,089
   VIP Equity-Income...........................................................      51,593
   VIP Growth..................................................................      68,487
   VIP High Income.............................................................      43,518
   VIP Index 500...............................................................     173,534
   VIP Investment Grade Bond...................................................     214,974
   VIP Overseas................................................................      17,607

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)..................................         113
   VIP Contrafund (Service Class 2)............................................   2,509,665
   VIP Equity-Income (Service Class 2).........................................      27,745
   VIP Freedom 2010 Portfolio (Service Class 2)................................     213,795
   VIP Freedom 2020 Portfolio (Service Class 2)................................     174,873
   VIP Freedom 2030 Portfolio (Service Class 2)................................     165,378
   VIP Freedom Income Portfolio (Service Class 2)..............................     161,310
   VIP Growth (Service Class 2)................................................      11,563
   VIP Growth & Income (Service Class 2).......................................     490,113
   VIP Growth Stock (Service Class 2)..........................................     504,224
   VIP High Income (Service Class 2)...........................................     411,362
   VIP Index 500 (Service Class 2).............................................   1,410,767
   VIP Investment Grade Bond (Service Class 2).................................          69
   VIP Mid Cap (Service Class 2)...............................................   1,166,376
   VIP Money Market (Service Class 2)..........................................   5,305,976
   VIP Overseas (Service Class 2)..............................................         489

Investments in the Franklin Templeton Variable Insurance Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth VIP (p)............................................     364,189
   Franklin Growth and Income VIP (q)..........................................   1,310,737
   Franklin High Income VIP (r)................................................   1,505,109
   Franklin Income VIP (s).....................................................  11,203,541

(p) Previously known as Franklin Flex Cap Growth Securities
(q) Previously known as Franklin Growth and Income Securities
(r) Previously known as Franklin High Income Securities
(s) Previously known as Franklin Income Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                      PURCHASES
                                                                                      ----------
Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts
  (continued):
   Franklin Large Cap Growth VIP (t)................................................. $  841,198
   Franklin Mutual Global Discovery VIP (u)..........................................  2,003,551
   Franklin Mutual Shares VIP (v)....................................................  2,368,611
   Franklin Small Cap Value VIP (w)..................................................  3,192,474
   Franklin Small-Mid Cap Growth VIP (x).............................................    233,487
   Franklin U.S. Government Securities VIP (y).......................................  1,267,798
   Templeton Developing Markets VIP (z)..............................................    835,280
   Templeton Foreign VIP (aa)........................................................  5,973,895
   Templeton Global Bond VIP (ab)....................................................    180,926
   Templeton Growth VIP (ac).........................................................     17,096

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Large Cap Value...............................................................    701,392
   VIT Mid Cap Value.................................................................    541,351
   VIT Small Cap Equity Insights (ad)................................................  1,146,379
   VIT Strategic Growth..............................................................      4,491
   VIT U.S. Equity Insights (ae).....................................................    373,503

Investments in the Invesco Investment Services Sub-Accounts:
   Invesco V.I. American Franchise...................................................  1,266,451
   Invesco V.I. American Value.......................................................  4,806,864
   Invesco V.I. Comstock.............................................................    904,140
   Invesco V.I. Core Equity..........................................................  2,080,896
   Invesco V.I. Diversified Income...................................................    779,829
   Invesco V.I. Diversified Dividend.................................................  4,238,225
   Invesco V.I. Equity and Income....................................................  3,085,989
   Invesco V.I. Global Core Equity...................................................  1,010,822
   Invesco V.I. Government Securities................................................    675,391
   Invesco V.I. High Yield...........................................................  1,252,483
   Invesco V.I. International Growth.................................................    864,313

(t) Previously known as Franklin Large Cap Growth Securities
(u) Previously known as Mutual Global Discovery Securities
(v) Previously known as Mutual Shares Securities
(w) Previously known as Franklin Small Cap Value Securities
(x) Previously known as Franklin Small-Mid Cap Growth Securities
(y) Previously known as Franklin U.S. Government
(z) Previously known as Templeton Developing Markets Securities
(aa) Previously known as Templeton Foreign Securities
(ab) Previously known as Templeton Global Bond Securities
(ac) Previously known as Templeton Growth Securities
(ad) Previously known as VIT Structured Small Cap Equity
(ae) Previously known as VIT Structured U.S. Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                 PURCHASES
                                                                                 ----------
Investments in the Invesco Investment Services Sub-Accounts (continued):
   Invesco V.I. Managed Volatility (af)......................................... $  684,944
   Invesco V.I. Mid Cap Core Equity.............................................  1,612,525
   Invesco V.I. Mid Cap Growth..................................................    185,468
   Invesco V.I. Money Market....................................................    841,545
   Invesco V.I. S&P 500 Index...................................................  2,526,963
   Invesco V.I. Technology......................................................    364,277
   Invesco V.I. Value Opportunities.............................................    539,504

Investments in the Invesco Investment Services (Series II) Sub-Accounts:
   Invesco V.I. American Franchise II...........................................    488,507
   Invesco V.I. American Value II...............................................  3,037,455
   Invesco V.I. Comstock II.....................................................  2,032,789
   Invesco V.I. Core Equity II..................................................     24,109
   Invesco V.I. Diversified Income II...........................................      7,030
   Invesco V.I. Diversified Dividend II.........................................    766,053
   Invesco V.I. Equity and Income II............................................  3,212,539
   Invesco V.I. Global Core Equity II...........................................    502,295
   Invesco V.I. Government Securities II........................................      8,717
   Invesco V.I. Growth and Income II............................................  7,486,370
   Invesco V.I. High Yield II...................................................    747,442
   Invesco V.I. International Growth II.........................................    203,111
   Invesco V.I. Managed Volatility II (ag)......................................     11,479
   Invesco V.I. Mid Cap Core Equity II..........................................    296,264
   Invesco V.I. Mid Cap Growth II...............................................    857,220
   Invesco V.I. Money Market II.................................................        291
   Invesco V.I. S&P 500 Index II................................................  3,447,956
   Invesco V.I. Technology II...................................................        984
   Invesco V.I. Value Opportunities II..........................................    132,678

Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio..............................................................      3,059

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity......................................................         71

Investments in the Legg Mason Partners Variable Equity Trust (ah) Sub-Accounts:
   ClearBridge Variable All Cap Value Portfolio I (ai) (aj) (ak)................        904
   ClearBridge Variable Large Cap Value Portfolio I (aj)........................      1,286

(af) Previously known as Invesco V.I. Utilities
(ag) Previously known as Invesco V.I. Utilities II
(ah) Previously known as Legg Mason Partners Variable Portfolios I, Inc.
(ai) Previously known as Clearbridge Variable Fundamental All Cap Value Portfolio I
(aj) On December 5, 2014, ClearBridge Variable All Cap Value Portfolio I merged into ClearBridge Variable Large Cap Value Portfolio I
(ak) For the period beginning January 1, 2014 and ended December 5, 2014

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                PURCHASES
                                                                               -----------
Investments in the Lord Abbett Series Fund Sub-Accounts:
   Bond-Debenture............................................................. $ 2,652,953
   Fundamental Equity.........................................................   1,083,561
   Growth and Income..........................................................     536,686
   Growth Opportunities.......................................................   1,942,743
   Mid-Cap Stock..............................................................     383,195

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth.................................................................      55,923
   MFS High Yield.............................................................     419,388
   MFS Investors Trust........................................................     110,280
   MFS New Discovery..........................................................     328,479
   MFS Research...............................................................      93,295
   MFS Research Bond..........................................................      24,968
   MFS Utilities..............................................................      31,042

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Growth (Service Class).................................................      33,752
   MFS Investors Trust (Service Class)........................................      10,957
   MFS New Discovery (Service Class)..........................................      31,426
   MFS Research (Service Class)...............................................       3,268
   MFS Utilities (Service Class)..............................................      80,195

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   European Equity............................................................   1,574,562
   Global Infrastructure (al) (am)............................................   9,203,383
   Income Plus................................................................   4,055,221
   Limited Duration...........................................................     331,581
   Money Market...............................................................   8,297,173
   Multi Cap Growth...........................................................  26,917,617

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares)
  Sub-Accounts:
   European Equity (Class Y Shares)...........................................     384,205
   Global Infrastructure (Class Y Shares) (am) (an)...........................   2,371,699
   Income Plus (Class Y Shares)...............................................   4,287,678
   Limited Duration (Class Y Shares)..........................................   2,164,618
   Money Market (Class Y Shares)..............................................  11,963,478
   Multi Cap Growth (Class Y Shares)..........................................   8,105,385

(al) On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(am) For the period beginning January 1, 2014 and ended April 25, 2014
(an) On April 25, 2014, Global Infrastructure (Class Y Shares) merged into Van Kampen UIF Global Infrastructure (Class II)

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                               PURCHASES
                                                                               ----------
Investments in the Neuberger Berman Advisors Management Trust Sub-Accounts:
   AMT Large Cap Value........................................................ $      153

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Capital Income.................................................     36,277
   Oppenheimer Capital Appreciation...........................................    157,094
   Oppenheimer Core Bond......................................................     55,247
   Oppenheimer Global.........................................................    210,135
   Oppenheimer Global Strategic Income........................................    109,408
   Oppenheimer Main Street....................................................    107,111
   Oppenheimer Main Street Small Cap..........................................    219,332
   Oppenheimer Discovery Mid Cap Growth.......................................        964

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS"))
  Sub-Accounts:
   Oppenheimer Capital Income (SS)............................................    336,555
   Oppenheimer Capital Appreciation (SS)......................................  1,056,115
   Oppenheimer Core Bond (SS).................................................  1,909,156
   Oppenheimer Global (SS)....................................................    986,144
   Oppenheimer Global Strategic Income (SS)...................................  3,849,450
   Oppenheimer Main Street (SS)...............................................  1,629,826
   Oppenheimer Main Street Small Cap (SS).....................................  3,267,581
   Oppenheimer Discovery Mid Cap Growth (SS)..................................    278,631

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged)............................................         39
   Money Market...............................................................         44
   PIMCO VIT Total Return.....................................................         58
   PIMCO VIT Commodity Real Return Strategy (Advisor Shares)..................     72,841
   PIMCO VIT Emerging Markets Bond (Advisor Shares)...........................    105,035
   PIMCO VIT Real Return (Advisor Shares).....................................    145,267
   PIMCO VIT Total Return (Advisor Shares)....................................    904,215

Investments in the ProFunds VP Sub-Accounts:
   ProFund VP Financials......................................................          3
   ProFund VP Health Care.....................................................          1
   ProFund VP Large-Cap Value.................................................    312,162
   ProFund VP Telecommunications..............................................        451
   ProFund VP Utilities.......................................................        191

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income..............................................  1,251,620
   VT Capital Opportunities...................................................  1,073,122
   VT Diversified Income......................................................  2,768,199
   VT Equity Income...........................................................  3,190,841
   VT George Putnam Balanced..................................................  2,313,099

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                      PURCHASES
                                                                                     ------------
Investments in the Putnam Variable Trust Sub-Accounts (continued):
   VT Global Asset Allocation....................................................... $  2,188,878
   VT Global Equity.................................................................      122,404
   VT Global Health Care............................................................    3,150,695
   VT Global Utilities..............................................................    1,442,055
   VT Growth and Income.............................................................    3,120,142
   VT Growth Opportunities..........................................................    1,211,987
   VT High Yield....................................................................    4,039,212
   VT Income........................................................................    6,762,547
   VT International Equity..........................................................    3,537,827
   VT International Value...........................................................      469,618
   VT International Growth..........................................................      356,112
   VT Investors.....................................................................    1,256,099
   VT Money Market..................................................................   22,210,656
   VT Multi-Cap Growth..............................................................      507,736
   VT Multi-Cap Value...............................................................      536,365
   VT Research......................................................................      390,660
   VT Small Cap Value...............................................................   11,562,071
   VT Voyager.......................................................................    4,375,504

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Core Plus Fixed Income............................................      128,570
   Van Kampen UIF Emerging Markets Equity...........................................      473,810
   Van Kampen UIF Global Infrastructure (al) (ao)...................................   55,044,814
   Van Kampen UIF Global Tactical Asset Allocation Portfolio........................    8,850,766
   Van Kampen UIF Growth............................................................    3,061,541
   Van Kampen UIF Mid Cap Growth....................................................    2,655,867
   Van Kampen UIF U.S. Real Estate..................................................    1,034,815

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)..................................    1,409,847
   Van Kampen UIF Emerging Markets Equity (Class II)................................      217,576
   Van Kampen UIF Global Franchise (Class II).......................................    7,814,093
   Van Kampen UIF Global Infrastructure (Class II) (an) (ao)........................   14,462,423
   Van Kampen UIF Growth (Class II).................................................      589,695
   Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II).............    3,078,851
   Van Kampen UIF Mid Cap Growth (Class II).........................................    3,382,626
   Van Kampen UIF Small Company Growth (Class II)...................................    3,529,735
   Van Kampen UIF U.S. Real Estate (Class II).......................................    1,451,136
                                                                                     ------------
                                                                                     $399,752,651
                                                                                     ============

(al) On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(an) On April 25, 2014, Global Infrastructure (Class Y Shares) merged into Van Kampen UIF Global Infrastructure (Class II)
(ao) For the period beginning April 25, 2014 and ended December 31, 2014

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS




Allstate Life Insurance Company offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life Insurance Company and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

    * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the end of the period is zero.

    ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts:
     AST Academic Strategies Asset Allocation
     2014.........   528   $10.31 - 11.46    $ 5,810        -- %        1.15 - 2.60%     1.18  -   2.64%
     2013.........   583    10.19 - 11.17      6,288         --         1.15 - 2.60      7.18  -   8.72
     2012.........   667     9.51 - 10.27      6,651       1.09         1.15 - 2.60      9.71  -  11.28
     2011.........   713     8.66 -  9.23      6,421       0.65         1.15 - 2.60     (5.13) -  (3.77)
     2010.........   819     9.13 -  9.59      7,705       0.88         1.15 - 2.60      9.12  -  10.69

     AST Advanced Strategies
     2014.........   201    12.37 - 13.75      2,659         --         1.15 - 2.60      3.42  -   4.90
     2013.........   211    11.96 - 13.10      2,675         --         1.15 - 2.60     13.60  -  15.23
     2012.........   233    10.53 - 11.37      2,580       1.50         1.15 - 2.60     10.76  -  12.35
     2011.........   220     9.50 - 10.12      2,181       1.02         1.15 - 2.60     (2.42) -  (1.03)
     2010.........   251     9.74 - 10.23      2,523       1.05         1.15 - 2.60     10.82  -  12.41

     AST Balanced Asset Allocation
     2014.........   771    11.90 - 13.43     10,008         --         1.00 - 2.35      1.83  -   5.47
     2013.........   815    11.69 - 12.73     10,076         --         1.00 - 2.35     16.48  -  16.79
     2012.........   853    10.17 - 10.93      9,092       0.97         1.00 - 2.35     11.32  -  12.10
     2011.........   850     9.14 -  9.75      8,187       0.64         1.15 - 2.65     (3.76) -  (2.34)
     2010......... 1,013     9.49 -  9.99     10,009       0.78         1.15 - 2.65      9.41  -  11.04

     AST BlackRock Global Strategies
     2014.........     2    11.40 - 11.40         19         --         1.55 - 1.55      3.29  -   3.29
     2013.........     2    11.03 - 11.03         19         --         1.55 - 1.55      9.16  -   9.16
     2012.........     2    10.11 - 10.11         17         --         1.55 - 1.55     10.18  -  10.18
     2011 (as)....    --     9.17 -  9.17         --         --            NA -  NA         NA  -    NA

     AST Bond Portfolio 2018
     2014.........    33    13.46 - 13.90        459         --         1.50 - 1.90      0.09  -   1.14
     2013.........    44    13.44 - 13.75        598         --         1.50 - 1.90     (4.58) -  (4.52)
     2012.........    46    14.14 - 14.41        660       0.46         1.50 - 1.90      4.11  -   4.15
     2011.........    61    13.59 - 13.83        842       0.47         1.50 - 2.00     11.35  -  11.90
     2010.........    83    12.20 - 12.36      1,029       0.99         1.50 - 2.00      9.00  -   9.54

(as) For the period beginning April 29, 2011 and ended December 31, 2011

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Bond Portfolio 2019
     2014........   23    $13.57 - 14.03     $  320         -- %       1.50 - 2.00%     2.22  -   2.72%
     2013........   23     13.28 - 13.65        313          --        1.50 - 2.00     (6.70) -  (6.24)
     2012........   23     14.23 - 14.56        335        0.87        1.50 - 2.00      3.78  -   4.29
     2011........   23     13.71 - 13.96        323        0.86        1.50 - 2.00     13.70  -  14.26
     2010........   37     12.06 - 12.22        454        0.72        1.50 - 2.00      9.17  -   9.71

     AST Bond Portfolio 2020
     2014........   --        N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2013........   --     10.82 - 10.82         --          --        1.75 - 1.75     (8.13) -  (8.13)
     2012........   --     11.67 - 11.90         --        2.51        1.50 - 2.00      4.26  -   4.74
     2011........    7     11.19 - 11.36         81        1.61        1.50 - 2.00     16.35  -  16.92
     2010........   62      9.62 -  9.72        601          --        1.50 - 2.00      9.65  -  10.19

     AST Bond Portfolio 2021
     2014........   --        N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2013........   --        N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2012........   25     13.57 - 13.77        337        0.63        1.50 - 2.00      4.69  -   5.21
     2011........   34     12.96 - 13.09        437        0.15        1.50 - 2.00     17.94  -  18.52
     2010........   27     10.95 - 11.04        301          --        1.50 - 2.35      9.52  -  10.44

     AST Bond Portfolio 2022
     2014........   12     11.99 - 11.99        147          --        1.85 - 1.85      8.36  -   8.36
     2013........   12     11.07 - 11.07        135          --        1.85 - 1.85    (12.00) - (10.51)
     2012........   44     12.37 - 12.58        558        0.03        1.50 - 2.35      3.41  -   4.28
     2011 (at)...   53     11.96 - 12.06        633          --        1.50 - 2.35     19.60  -  20.60

     AST Bond Portfolio 2023
     2014........   62     10.09 - 10.24        631          --        1.50 - 2.00     10.41  -  10.95
     2013........  138      9.14 -  9.23      1,268          --        1.50 - 2.00    (12.40) - (11.53)
     2012 (au)...   18     10.43 - 10.43        192          --        1.50 - 1.50      4.33  -   4.33

     AST Bond Portfolio 2024
     2014........   41      9.81 -  9.91        410          --        1.50 - 2.35     12.73  -  12.90
     2013 (ap)...   27      8.70 -  8.78        239          --        1.50 - 2.35    (12.94) - (12.21)

     AST Bond Portfolio 2025
     2014 (a)....    3     11.34 - 11.34         35          --        1.50 - 1.50     13.41  -  13.42

(a) For the period beginning January 2, 2014 and ended December 31, 2014
(ap) For the period beginning January 2, 2013 and ended December 31, 2013
(at) For the period beginning January 3, 2011 and ended December 31, 2011
(au) For the period beginning January 3, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Capital Growth Asset Allocation
     2014........  514    $11.97 - 12.98     $6,441        -- %        1.15 -  2.25%    4.64  -   5.78%
     2013........  625     11.44 - 12.27      7,453         --         1.15 -  2.25    19.98  -  21.28
     2012........  647      9.54 - 10.12      6,390       0.91         1.15 -  2.25    12.43  -  13.15
     2011........  607      8.43 -  9.00      5,335       0.52         1.15 -  2.65    (4.95) -  (3.54)
     2010........  708      8.87 -  9.33      6,496       1.03         1.15 -  2.65    10.45  -  12.08

     AST Cohen & Steers Realty
     2014........    7     14.90 - 15.86        103         --         1.15 -  1.65    25.53  -  29.42
     2013........    7     11.87 - 12.26         85         --         1.15 -  1.65     1.96  -   3.38
     2012........    6     11.70 - 12.02         74       1.82         1.15 -  1.65    14.03  -  15.22
     2011........    4     10.16 - 10.54         42       0.66         1.15 -  2.00     4.50  -   5.38
     2010........    4      9.72 - 10.00         41       1.78         1.15 -  2.00    26.17  -  27.23

     AST FI Pyramis(R) Asset Allocation
     2014........   26     12.27 - 13.50        338         --         1.15 -  2.60     3.04  -   4.52
     2013........   25     11.91 - 12.91        318         --         1.15 -  2.60    16.20  -  17.87
     2012........   20     10.25 - 10.96        221       0.56         1.15 -  2.60    10.75  -  12.34
     2011........   18      9.26 -  9.75        175       0.21         1.15 -  2.60    (4.94) -  (3.58)
     2010........   23      9.74 - 10.11        234       0.35         1.15 -  2.60    10.45  -  12.03

     AST FI Pyramis Quantitative (b)
     2014........  184     10.39 - 11.55      2,063         --         1.15 -  2.60     0.53  -   1.98
     2013........  219     10.33 - 11.32      2,402         --         1.15 -  2.60    11.85  -  13.45
     2012........  263      9.24 -  9.98      2,555       2.14         1.15 -  2.60     7.82  -   9.37
     2011........  266      8.57 -  9.12      2,381       1.69         1.15 -  2.60    (4.00) -  (2.62)
     2010........  345      8.92 -  9.37      3,181       1.45         1.15 -  2.60    11.46  -  13.06

     AST Franklin Templeton Founding Funds Allocation
     2014........  240     13.13 - 13.54      3,222         --         1.15 -  2.25     0.77  -   2.00
     2013........  253     13.03 - 13.27      3,337         --         1.15 -  2.25    21.77  -  23.05
     2012 (av)...  278     10.71 - 10.79      2,991         --         1.15 -  2.25     7.08  -   7.86

     AST Franklin Templeton Founding Funds Plus
     2014........   --     10.68 - 11.03         --         --        <0.01 - <0.01    (0.40) -   1.47
     2013 (aw)...   --       N/A  -  N/A         --         --          N/A  -  N/A       N/A  -   N/A

(b) Previously known as AST First Trust Balanced Target
(av) For the period beginning April 30, 2012 and ended December 31, 2012
(aw) For the period beginning April 29, 2013 and ended December 31, 2013

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                              AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                    ----------------------------------- ------------------------------------------------
                             ACCUMULATION                                  EXPENSE            TOTAL
                    UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Global Real Estate
     2014..........   <1    $12.88 - 13.30      $  3         -- %        1.15 - 1.65%    12.07  -  12.63%
     2013..........   <1     11.49 - 11.81         3          --         1.15 - 1.65      2.65  -   3.16
     2012..........   <1     11.20 - 11.45         3        1.76         1.15 - 1.65     24.74  -  25.36
     2011..........   <1      8.98 -  9.13         2        2.05         1.15 - 1.65     (6.58) -  (6.12)
     2010..........   <1      9.61 -  9.73         3        1.12         1.15 - 1.65     18.25  -  18.83

     AST Goldman Sachs Concentrated Growth
     2014 (c)(d)...   --        N/A -  N/A        --          --          N/A - N/A         N/A  -   N/A
     2013..........    4     13.99 - 14.31        55          --         1.15 - 1.50     27.82  -  28.26
     2012..........    4     10.95 - 11.15        49        0.31         1.15 - 1.50     17.99  -  18.40
     2011..........    6      9.28 -  9.42        53        0.20         1.15 - 1.50     (5.38) -  (5.05)
     2010..........    5      9.81 -  9.92        51        0.08         1.15 - 1.50      8.66  -   9.03

     AST Goldman Sachs Large-Cap Value
     2014..........    1     12.54 - 12.87        12          --         1.15 - 1.50     11.46  -  11.84
     2013..........    1     11.25 - 11.51        11          --         1.15 - 1.50     31.57  -  32.02
     2012..........    1      8.55 -  8.72         8        0.44         1.15 - 1.50     17.89  -  18.30
     2011..........    2      7.26 -  7.37        16        0.99         1.15 - 1.50     (6.92) -  (6.59)
     2010..........    2      7.80 -  7.89        17        1.52         1.15 - 1.50     11.22  -  11.60

     AST Goldman Sachs Mid-Cap Growth
     2014..........    3     17.28 - 18.39        59          --         1.15 - 2.00      9.34  -  10.26
     2013..........    3     15.81 - 16.68        55          --         1.15 - 2.00     29.60  -  30.69
     2012..........    3     12.20 - 12.76        42          --         1.15 - 2.00     17.26  -  18.25
     2011..........    4     10.40 - 10.79        48          --         1.15 - 2.00     (4.88) -  (4.08)
     2010..........    4     10.93 - 11.25        50          --         1.15 - 2.00     17.47  -  18.46

     AST Goldman Sachs Multi-Asset
     2014..........   42     11.63 - 12.30       509          --         1.15 - 2.00      2.00  -   2.86
     2013..........   49     11.40 - 11.96       574          --         1.15 - 2.00      7.66  -   8.57
     2012..........   50     10.59 - 11.01       543        0.62         1.15 - 2.00      7.96  -   8.88
     2011..........   47      9.81 - 10.12       469        0.49         1.15 - 2.00     (2.46) -  (1.64)
     2010..........   55     10.06 - 10.28       557        0.42         1.15 - 2.00      9.41  -  10.33

     AST Goldman Sachs Small-Cap Value
     2014..........   <1     19.42 - 20.05         8          --         1.15 - 1.65      5.46  -   5.98
     2013..........   <1     18.41 - 18.92         8          --         1.15 - 1.65     36.56  -  37.23
     2012..........   <1     13.49 - 13.79         6        0.58         1.15 - 1.65     13.81  -  14.37
     2011..........   <1     11.85 - 12.05         5        1.22         1.15 - 1.65     (0.34) -   0.15
     2010..........   <1     11.89 - 12.03         5        2.09         1.15 - 1.65     24.71  -  25.32

(c) On February 7, 2014, AST Goldman Sachs Concentrated Growth merged into AST Loomis Sayles Large-Cap Growth
(d) For the period beginning January 1, 2014 and ended February 7, 2014

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Herndon Large-Cap Value
     2014...    2    $11.26 - 11.68     $   25        -- %        1.15 - 1.65%    (0.09) -   0.40%
     2013...    2     11.27 - 11.63         25         --         1.15 - 1.65     32.44  -  33.10
     2012...    3      8.51 -  8.74         22       1.04         1.15 - 1.65     11.56  -  12.11
     2011...    2      7.63 -  7.80         15       0.72         1.15 - 1.65     (2.11) -  (1.62)
     2010...    2      7.79 -  7.92         17       1.47         1.15 - 1.65     10.61  -  11.16

     AST High Yield
     2014...    5     13.99 - 14.56         77         --         1.00 - 1.50      0.67  -   1.54
     2013...    6     13.89 - 14.34         89         --         1.00 - 1.50      5.88  -   6.12
     2012...    6     13.16 - 13.52         85       6.69         1.00 - 1.50     12.43  -  13.49
     2011...    3     11.70 - 11.91         33       3.49         1.15 - 1.55      1.60  -   2.00
     2010...    8     11.52 - 11.68         87       1.84         1.15 - 1.55     11.77  -  12.21

     AST International Growth
     2014...    5      8.97 -  9.31         45         --         1.15 - 1.65     (7.06) -  (6.60)
     2013...    5      9.65 -  9.97         49         --         1.15 - 1.65     17.12  -  17.70
     2012...    6      8.24 -  8.47         51       1.19         1.15 - 1.65     18.41  -  18.99
     2011...    7      6.96 -  7.12         47       0.63         1.15 - 1.65    (14.34) - (13.91)
     2010...    7      8.13 -  8.27         55       0.30         1.15 - 1.65     12.64  -  13.19

     AST International Value
     2014...    7      8.40 -  8.94         58         --         1.15 - 1.65    (10.54) -  (7.77)
     2013...    7      9.39 -  9.70         65         --         1.15 - 1.65     18.11  -  19.75
     2012...    8      7.99 -  8.21         62       2.40         1.15 - 1.65     15.35  -  16.54
     2011...    9      6.86 -  7.12         64       1.39         1.15 - 2.00    (14.27) - (13.54)
     2010...    9      8.00 -  8.23         77       0.77         1.15 - 2.00      8.90  -   9.82

     AST Investment Grade Bond
     2014...  131     14.94 - 15.85      2,026         --         1.15 - 2.05      4.58  -   5.51
     2013...  169     14.28 - 15.02      2,488         --         1.15 - 2.05     (5.13) -  (4.28)
     2012...  307     15.06 - 15.69      4,735       0.80         1.15 - 2.05      7.20  -   8.15
     2011...  681     14.05 - 14.51      9,758       3.03         1.15 - 2.05     10.19  -  11.17
     2010...  157     12.75 - 13.05      2,030       5.54         1.15 - 2.05      8.58  -   9.55

     AST J.P. Morgan Global Thematic
     2014...   14     12.95 - 13.47        182         --         1.15 - 1.75      4.53  -   5.15
     2013...   14     12.39 - 12.81        178         --         1.15 - 1.75     14.96  -  15.07
     2012...   11     10.76 - 11.14        119       0.58         1.15 - 1.90     12.27  -  12.29
     2011...   13      9.59 -  9.92        129       0.33         1.15 - 2.10     (2.61) -  (1.70)
     2010...   14      9.85 - 10.10        138       0.38         1.15 - 2.10     11.47  -  12.52

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                           AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                 ----------------------------------- ------------------------------------------------
                          ACCUMULATION                                  EXPENSE            TOTAL
                 UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST J.P. Morgan International Equity
     2014.......    5    $ 9.18 -  9.77     $   49        -- %        1.15 - 2.00%    (8.20) -  (7.43)%
     2013.......    5     10.00 - 10.56         53         --         1.15 - 2.00     13.10  -  14.05
     2012.......    5      8.84 -  9.26         49       1.88         1.15 - 2.00     19.51  -  20.52
     2011.......    6      7.40 -  7.68         45       1.27         1.15 - 2.00    (10.93) - (10.18)
     2010.......    6      8.31 -  8.55         50       1.26         1.15 - 2.00      5.07  -   5.95

     AST J.P. Morgan Strategic Opportunities
     2014.......  273     11.31 - 12.57      3,310         --         1.15 - 2.60      2.77  -   4.25
     2013.......  285     11.00 - 12.06      3,339         --         1.15 - 2.60      8.22  -   9.77
     2012.......  300     10.17 - 10.98      3,218       1.67         1.15 - 2.60      7.90  -   9.46
     2011.......  313      9.42 - 10.04      3,079       0.95         1.15 - 2.60     (2.31) -  (0.91)
     2010.......  378      9.64 - 10.13      3,766       0.42         1.15 - 2.60      4.60  -   6.10

     AST Large-Cap Value
     2014.......    1     12.46 - 12.46          9         --         1.15 - 1.15     12.45  -  12.45
     2013.......    1     11.08 - 11.08          8         --         1.15 - 1.15     38.27  -  38.27
     2012.......   <1      8.01 -  8.01          6       0.64         1.15 - 1.15     15.55  -  15.55
     2011.......   <1      6.94 -  6.94          1       1.29         1.15 - 1.15     (5.27) -  (5.27)
     2010.......   <1      7.32 -  7.32          1       1.97         1.15 - 1.15     11.87  -  11.87

     AST Loomis Sayles Large-Cap Growth
     2014 (c)...   12     13.85 - 14.90        172         --         1.00 - 2.00      8.42  -   9.49
     2013.......   10     12.77 - 13.61        133         --         1.00 - 2.00     33.93  -  35.26
     2012.......   10      9.54 - 10.06         98       0.36         1.00 - 2.00     10.06  -  11.88
     2011.......    8      8.66 -  8.99         74       0.28         1.15 - 2.00     (2.86) -  (2.04)
     2010.......    8      8.92 -  9.18         77       0.63         1.15 - 2.00     17.40  -  18.39

     AST Lord Abbett Core Fixed Income
     2014.......    4     13.37 - 13.87         58         --         1.00 - 1.50      4.81  -   5.33
     2013.......    4     12.75 - 13.16         58         --         1.00 - 1.50     (3.45) -  (2.97)
     2012.......    5     13.21 - 13.57         62       1.05         1.00 - 1.50      4.36  -   5.57
     2011.......    4     12.66 - 12.85         49       1.78         1.15 - 1.50      8.54  -   8.92
     2010.......    4     11.66 - 11.80         51       6.21         1.15 - 1.50     11.74  -  12.12

     AST MFS Global Equity
     2014.......    5     14.43 - 14.97         68         --         1.00 - 1.50      2.10  -   2.60
     2013.......    5     14.13 - 14.59         67         --         1.00 - 1.50     25.75  -  26.37
     2012.......    5     11.24 - 11.54         56       0.97         1.00 - 1.50     21.25  -  22.66
     2011.......    4      9.27 -  9.41         39       0.46         1.15 - 1.50     (4.56) -  (4.23)
     2010.......    4      9.71 -  9.83         41       0.44         1.15 - 1.50     10.39  -  10.77

(c) On February 7, 2014, AST Goldman Sachs Concentrated Growth merged into AST Loomis Sayles Large Cap Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST MFS Growth
     2014........   <1    $15.38 - 15.38      $  4         -- %        1.15 - 1.15%     7.47  -   7.47%
     2013........    1     14.31 - 14.31        18          --         1.15 - 1.15     35.15  -  35.15
     2012........    1     10.59 - 10.59        14          --         1.15 - 1.15     15.75  -  15.75
     2011........    2      9.15 -  9.15        14        0.34         1.15 - 1.15     (1.72) -  (1.72)
     2010........    2      9.31 -  9.31        16        0.12         1.15 - 1.15     11.50  -  11.50

     AST Mid-Cap Value
     2014........    3     15.67 - 16.68        46          --         1.15 - 2.00     12.71  -  13.66
     2013........    3     13.90 - 14.67        41          --         1.15 - 2.00     29.82  -  30.91
     2012........    3     10.71 - 11.21        31        0.62         1.15 - 2.00     16.08  -  17.06
     2011........    4      9.23 -  9.57        38        0.61         1.15 - 2.00     (5.34) -  (4.55)
     2010........    4      9.75 - 10.03        39        0.67         1.15 - 2.00     21.18  -  22.20

     AST Money Market
     2014........   47      8.99 -  9.74       432          --         1.00 - 2.00     (2.68) -  (1.00)
     2013........   45      9.24 -  9.84       422          --         1.00 - 2.00     (1.43) -  (0.99)
     2012........   34      9.34 -  9.86       325        0.01         1.15 - 1.85     (2.41) -  (1.14)
     2011........   43      9.57 -  9.97       418        0.02         1.15 - 2.10     (2.03) -  (1.12)
     2010........   77      9.77 - 10.08       773        0.02         1.15 - 2.10     (2.03) -  (1.11)

     AST Neuberger Berman / LSV Mid-Cap Value
     2014........    2     16.61 - 17.23        28          --         1.15 - 1.65     12.39  -  12.95
     2013........    2     14.78 - 15.25        26          --         1.15 - 1.65     39.70  -  40.39
     2012........    2     10.58 - 10.87        25        0.94         1.15 - 1.65     15.22  -  15.79
     2011........    4      9.18 -  9.38        34        0.87         1.15 - 1.65     (4.07) -  (3.59)
     2010........    4      9.57 -  9.73        38        1.14         1.15 - 1.65     21.43  -  22.03

     AST Neuberger Berman Mid-Cap Growth
     2014........    4     14.54 - 15.25        55          --         1.00 - 1.65      6.18  -   6.87
     2013........    4     13.69 - 14.27        52          --         1.00 - 1.65     30.46  -  31.30
     2012........    4     10.49 - 10.87        41          --         1.00 - 1.65     10.55  -  12.00
     2011........    3      9.49 -  9.70        32          --         1.15 - 1.65      0.04  -   0.53
     2010........    3      9.49 -  9.65        33          --         1.15 - 1.65     26.59  -  27.21

     AST New Discovery Asset Allocation
     2014........   <1     12.54 - 12.54         6          --         1.50 - 1.50      3.58  -   3.58
     2013........   <1     12.11 - 12.11         3          --         1.50 - 1.50     17.16  -  17.16
     2012 (ax)...    1     10.34 - 10.34         6        2.32         1.50 - 1.50      3.37  -   3.37

(ax) For the period beginning April 30, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Parametric Emerging Markets Equity
     2014...     2   $ 9.24 -  9.54    $    14        -- %        1.15 - 1.65%    (6.23) -  (5.77)%
     2013...     2     9.85 - 10.12         16         --         1.15 - 1.65     (1.41) -  (0.92)
     2012...     2     9.99 - 10.22         17       1.57         1.15 - 1.65     16.01  -  16.59
     2011...     2     8.62 -  8.76         21       0.88         1.15 - 1.65    (21.57) - (21.18)
     2010...     3    10.93 - 11.12         37       0.47         1.15 - 1.85     20.05  -  20.88

     AST PIMCO Limited Maturity Bond
     2014...     8    11.18 - 11.72         95         --         1.00 - 1.65     (1.72) -  (1.08)
     2013...     9    11.37 - 11.85        103         --         1.00 - 1.65     (3.76) -  (3.14)
     2012...    10    11.82 - 12.24        116       1.12         1.00 - 1.65      2.99  -   4.34
     2011...     9    11.47 - 11.73        108       0.91         1.15 - 1.65      0.59  -   1.09
     2010...    10    11.41 - 11.60        114       2.35         1.15 - 1.65      2.21  -   2.72

     AST PIMCO Total Return Bond
     2014...     8    13.39 - 13.89        109         --         1.15 - 1.65      2.06  -   2.54
     2013...     9    13.06 - 13.61        114         --         1.00 - 1.65     (2.81) -  (1.61)
     2012...    33    13.27 - 14.00        440       2.47         1.00 - 2.00      7.17  -   8.95
     2011...    33    12.38 - 12.85        411       1.75         1.15 - 2.00      1.16  -   2.00
     2010...    33    12.24 - 12.60        408       1.58         1.15 - 2.00      5.60  -   6.49

     AST Preservation Asset Allocation
     2014...   615    12.02 - 13.36      7,944         --         1.15 - 2.60      3.09  -   4.57
     2013...   684    11.66 - 12.78      8,487         --         1.15 - 2.60      6.44  -   7.97
     2012...   752    10.95 - 11.83      8,681       1.14         1.15 - 2.60      7.57  -   9.12
     2011...   768    10.18 - 10.84      8,176       0.90         1.15 - 2.60     (1.56) -  (0.15)
     2010...   779    10.34 - 10.86      8,337       1.37         1.15 - 2.60      7.77  -   9.31

     AST Prudential Growth Allocation
     2014...   826    10.58 - 11.76      9,408         --         1.15 - 2.60      6.43  -   7.95
     2013...   878     9.94 - 10.89      9,291         --         1.15 - 2.60     14.06  -  15.69
     2012... 1,112     8.71 -  9.41     10,160       1.72         1.15 - 2.60     10.05  -  11.63
     2011... 1,133     7.92 -  8.43      9,291       1.21         1.15 - 2.60     (8.59) -  (7.28)
     2010... 1,669     8.66 -  9.10     14,890       1.99         1.15 - 2.60     16.00  -  17.66

     AST QMA US Equity Alpha
     2014...     4    14.14 - 14.94         56         --         1.00 - 1.75     15.19  -  16.05
     2013...     4    12.28 - 12.88         47         --         1.00 - 1.75     30.15  -  31.12
     2012...     5     9.43 -  9.82         47       0.73         1.00 - 1.75     16.76  -  18.41
     2011...     3     8.08 -  8.29         29       0.68         1.15 - 1.75      1.68  -   2.28
     2010...     4     7.95 -  8.11         29       0.61         1.15 - 1.75     13.07  -  13.74

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
               -------------------------------------- ------------------------------------------------
                         ACCUMULATION                                    EXPENSE            TOTAL
               UNITS      UNIT VALUE      NET ASSETS   INVESTMENT        RATIO**          RETURN***
               (000S)  LOWEST TO HIGHEST    (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------  -----------------  ----------  ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST RCM World Trends
     2014.....  130     $11.03 - 12.17      $1,528         -- %        1.15 - 2.65%     2.42  -   3.94%
     2013.....  136      10.77 - 11.71       1,550          --         1.15 - 2.65      9.53  -  11.16
     2012.....  169       9.83 - 10.53       1,741        0.61         1.15 - 2.65      7.43  -   9.02
     2011.....  170       9.15 -  9.66       1,613        0.39         1.15 - 2.65     (4.35) -  (2.93)
     2010.....  185       9.57 -  9.95       1,823        0.54         1.15 - 2.65      9.03  -  10.64

     AST Schroders Global Tactical
     2014.....   44      12.32 - 12.82         561          --         1.15 - 1.75      3.62  -   4.23
     2013.....   43      11.89 - 12.30         520          --         1.15 - 1.75     14.97  -  16.72
     2012.....   38      10.37 - 10.54         402        0.63         1.15 - 1.50     14.39  -  14.58
     2011.....   28       9.06 -  9.19         255        0.26         1.15 - 1.55     (3.88) -  (3.50)
     2010.....   33       9.43 -  9.53         317        0.39         1.15 - 1.55     12.60  -  13.04

     AST Schroders Multi-Asset World Strategies
     2014.....   56      10.91 - 12.13         653          --         1.15 - 2.60      0.42  -   1.86
     2013.....   61      10.87 - 11.91         704          --         1.15 - 2.60     11.50  -  13.10
     2012.....   80       9.75 - 10.53         821        2.64         1.15 - 2.60      8.31  -   9.87
     2011.....   66       9.00 -  9.58         623        1.97         1.15 - 2.60     (5.83) -  (4.48)
     2010.....   82       9.56 - 10.03         813        0.66         1.15 - 2.60      8.98  -  10.54

     AST Small-Cap Growth
     2014.....   <1      16.47 - 16.47           1          --         1.50 - 1.50      0.03  -   2.28
     2013.....   <1      16.11 - 16.47           4          --         1.15 - 1.50     33.17  -  33.63
     2012.....   <1      12.09 - 12.32           3          --         1.15 - 1.50     10.51  -  10.90
     2011.....   <1      10.94 - 11.11           3          --         1.15 - 1.50     (2.44) -  (2.11)
     2010.....   <1      11.22 - 11.35           3        0.21         1.15 - 1.50     34.40  -  34.86

     AST Small-Cap Growth Opportunities (e)
     2014.....    2      13.81 - 14.48          26          --         1.00 - 1.65      3.23  -   3.90
     2013.....    2      13.37 - 13.94          25          --         1.00 - 1.65     38.52  -  39.42
     2012.....    2       9.65 - 10.00          20          --         1.00 - 1.65     18.12  -  19.67
     2011.....    2       8.17 -  8.35          17        0.43         1.15 - 1.65    (14.52) - (14.10)
     2010.....    1       9.56 -  9.73          13        0.05         1.15 - 1.65     30.39  -  31.04

     AST Small-Cap Value
     2014.....    2      14.85 - 15.81          31          --         1.15 - 1.65      0.94  -   4.07
     2013.....    2      14.71 - 15.19          30          --         1.15 - 1.65     35.84  -  37.72
     2012.....    2      10.89 - 11.18          23        0.59         1.15 - 1.65     16.81  -  18.03
     2011.....    3       9.22 -  9.57          30        0.56         1.15 - 2.00     (7.82) -  (7.04)
     2010.....    3      10.01 - 10.30          34        0.42         1.15 - 2.00     23.52  -  24.56

(e) Previously known as AST Federated Aggressive Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Templeton Global Bond
     2014...    4    $11.61 - 12.04     $   53        -- %        1.15 - 1.65%    (1.08) -  (0.59)%
     2013...    5     11.73 - 12.11         56         --         1.15 - 1.65     (5.32) -  (4.85)
     2012...    5     12.39 - 12.73         62       1.86         1.15 - 1.65      3.51  -   4.03
     2011...    8     11.97 - 12.24         95       2.63         1.15 - 1.65      2.43  -   2.94
     2010...    8     11.69 - 11.89         95       2.79         1.15 - 1.65      4.03  -   4.54

     AST T. Rowe Price Asset Allocation
     2014...  445     12.47 - 13.86      5,969         --         1.15 - 2.60      3.19  -   4.67
     2013...  513     12.08 - 13.24      6,585         --         1.15 - 2.60     13.87  -  15.50
     2012...  507     10.61 - 11.46      5,669       1.31         1.15 - 2.60     10.61  -  12.20
     2011...  524      9.59 - 10.22      5,235       1.10         1.15 - 2.60     (0.60) -   0.82
     2010...  595      9.65 - 10.13      5,927       0.97         1.15 - 2.60      8.71  -  10.27

     AST T. Rowe Price Equity Income
     2014...    7     10.80 - 11.62         80         --         1.00 - 2.00      5.36  -   6.40
     2013...    7     10.25 - 10.92         77         --         1.00 - 2.00     27.14  -  28.40
     2012...    8      8.06 -  8.50         63       0.19         1.00 - 2.00     14.94  -  16.85
     2011...    6      7.01 -  7.28         44       1.06         1.15 - 2.00     (3.57) -  (2.76)
     2010...    6      7.27 -  7.48         46       1.31         1.15 - 2.00     11.02  -  11.96

     AST T. Rowe Price Large-Cap Growth
     2014...    1     17.30 - 17.75         19         --         1.15 - 1.50      6.74  -   7.11
     2013...    1     16.21 - 16.57         17         --         1.15 - 1.50     41.89  -  42.39
     2012...    3     11.42 - 11.64         33         --         1.15 - 1.50     15.84  -  16.24
     2011...    3      9.86 - 10.01         32         --         1.15 - 1.50     (3.15) -  (2.81)
     2010...    3     10.18 - 10.30         33         --         1.15 - 1.50     14.10  -  14.49

     AST T. Rowe Price Natural Resources
     2014...   11      8.71 -  9.03        101         --         1.15 - 1.65     (9.85) -  (9.40)
     2013...   13      9.66 -  9.97        126         --         1.15 - 1.65     13.51  -  14.07
     2012...   14      8.51 -  8.74        117       0.46         1.15 - 1.65      1.93  -   2.44
     2011...   14      8.35 -  8.53        114       0.54         1.15 - 1.65    (16.30) - (15.89)
     2010...   12      9.97 - 10.14        124       0.41         1.15 - 1.65     18.50  -  19.08

     AST Wellington Management Hedged Equity
     2014...   20     10.69 - 10.81        211         --         1.50 - 1.65      3.79  -   3.94
     2013...   15     10.30 - 10.40        160         --         1.50 - 1.65     18.54  -  18.72
     2012...   14      8.69 -  8.76        119       0.29         1.50 - 1.65      9.20  -   9.36
     2011...   13      7.95 -  8.01        106       0.31         1.50 - 1.65     (5.02) -  (4.88)
     2010...   14      8.37 -  8.42        114       0.45         1.50 - 1.65     12.77  -  12.94

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Western Asset Core Plus Bond
     2014........     1   $12.83 - 12.83    $    13        -- %        1.00 - 1.00%     6.13  -   6.13%
     2013........     1    12.09 - 12.09         13         --         1.00 - 1.00     (2.47) -  (2.47)
     2012 (ay)...     1    12.39 - 12.39         13         --         1.00 - 1.00      6.78  -   6.78

Investments in the
  Alliance Bernstein Variable Product Series Fund
   Sub-Accounts:
     Alliance Bernstein VPS Growth
     2014........ 1,324    12.35 - 20.00     18,443         --         0.70 - 2.59     10.04  -  12.18
     2013........ 1,689    11.01 - 18.17     22,404       0.03         0.70 - 2.59     30.26  -  32.79
     2012........ 2,044     8.29 - 13.95     21,048         --         0.70 - 2.59     10.63  -  12.79
     2011........ 2,394     7.35 - 12.61     22,252         --         0.70 - 2.59     (1.64) -   0.27
     2010........ 2,946     7.33 - 12.82     27,158       0.05         0.70 - 2.59     11.82  -  13.99

     Alliance Bernstein VPS Growth & Income
     2014........ 2,985    19.22 - 23.02     54,295       1.07         0.70 - 2.59      6.46  -   8.53
     2013........ 3,790    18.05 - 21.21     64,269       1.16         0.70 - 2.59     31.11  -  33.65
     2012........ 4,652    13.77 - 15.87     59,852       1.36         0.70 - 2.59     14.20  -  16.42
     2011........ 5,403    12.06 - 13.63     60,388       1.14         0.70 - 2.59      3.33  -   5.33
     2010........ 6,809    11.67 - 12.94     73,511         --         0.70 - 2.59      9.88  -  12.01

     Alliance Bernstein VPS International Value
     2014........ 1,037     9.19 - 10.44     10,427       3.23         1.29 - 2.59     (8.88) -  (7.67)
     2013........ 1,176    10.08 - 11.31     12,866       5.62         1.29 - 2.59     19.55  -  21.15
     2012........ 1,567     8.43 -  9.34     14,231       1.35         1.29 - 2.59     11.23  -  12.72
     2011........ 1,896     7.58 -  8.28     15,325       3.83         1.29 - 2.59    (21.52) - (20.48)
     2010........ 2,052     9.66 - 10.42     20,934       2.49         1.29 - 2.59      1.60  -   2.95

     Alliance Bernstein VPS Large Cap Growth
     2014........ 1,431    11.97 - 19.06     16,401         --         0.94 - 2.59     10.89  -  12.77
     2013........ 1,886    10.61 - 17.19     20,320         --         0.94 - 2.59     31.57  -  33.45
     2012........ 2,204     8.07 - 12.88     17,489       0.03         0.70 - 2.59     13.67  -  15.89
     2011........ 2,470     6.96 - 11.33     17,081       0.09         0.70 - 2.59     (6.24) -  (4.42)
     2010........ 2,884     7.28 - 12.09     20,929       0.26         0.70 - 2.59      6.99  -   9.07

     Alliance Bernstein VPS Small/Mid Cap Value
     2014........   434    28.09 - 32.79     13,578       0.41         1.29 - 2.59      6.12  -   7.54
     2013........   647    26.47 - 30.49     18,939       0.42         1.29 - 2.59     34.07  -  35.86
     2012........   834    19.74 - 22.44     18,040       0.29         1.29 - 2.59     15.39  -  16.94
     2011........ 1,022    17.11 - 19.19     18,974       0.27         1.29 - 2.59    (10.98) -  (9.80)
     2010........ 1,263    19.22 - 21.28     26,112       0.27         1.29 - 2.59     23.31  -  24.96

(ay) For the period beginning August 20, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein Variable Product Series Fund
   Sub-Accounts (continued):
     Alliance Bernstein VPS Value
     2014.........   67    $13.06 - 14.84     $  945       1.55%        1.29 - 2.59%     7.90  -   9.34%
     2013.........   84     12.10 - 13.57      1,089       1.89         1.29 - 2.59     32.96  -  34.73
     2012.........  139      9.10 - 10.08      1,352       1.78         1.29 - 2.59     12.54  -  14.05
     2011.........  167      8.09 -  8.83      1,442       1.17         1.29 - 2.59     (6.26) -  (5.02)
     2010.........  231      8.63 -  9.30      2,098       1.78         1.29 - 2.59      8.54  -   9.98

Investments in the
  American Century Variable Portfolios, Inc.
   Sub-Accounts:
     American Century VP Balanced
     2014.........    1     22.18 - 22.18         12       1.56         1.45 - 1.45      8.27  -   8.27
     2013.........    1     20.48 - 20.48         12       1.63         1.45 - 1.45     15.74  -  15.74
     2012.........    1     17.70 - 17.70         11       2.14         1.45 - 1.45     10.19  -  10.19
     2011.........    1     16.06 - 16.06         10       1.95         1.45 - 1.45      3.82  -   3.82
     2010.........    1     15.47 - 15.47         11       1.30         1.45 - 1.45     10.03  -  10.03

     American Century VP International
     2014.........   <1     17.65 - 17.65          6       1.68         1.45 - 1.45     (6.87) -  (6.87)
     2013.........   <1     18.95 - 18.95          6       1.65         1.45 - 1.45     20.65  -  20.65
     2012.........   <1     15.71 - 15.71          5       0.83         1.45 - 1.45     19.41  -  19.41
     2011.........   <1     13.16 - 13.16          4       1.44         1.45 - 1.45    (13.31) - (13.31)
     2010.........   <1     15.18 - 15.18          5       4.08         1.45 - 1.45     11.66  -  11.66

Investments in the
  Deutsche Variable Series I (f)
   Sub-Accounts:
     Deutsche Bond VIP A (g)
     2014.........   19     15.64 - 15.90        299       3.99         0.70 - 0.80      5.78  -   5.89
     2013.........   20     14.79 - 15.01        299       3.38         0.70 - 0.80     (3.81) -  (3.71)
     2012.........   23     15.37 - 15.59        365       4.45         0.70 - 0.80      6.91  -   7.02
     2011.........   20     14.38 - 14.57        296       8.30         0.70 - 0.80      4.84  -   4.95
     2010.........   38     13.72 - 13.88        526       4.42         0.70 - 0.80      5.94  -   6.04

     Deutsche Capital Growth VIP A (h)
     2014.........   54     20.00 - 20.33      1,086       0.62         0.70 - 0.80     12.07  -  12.18
     2013.........   61     17.85 - 18.12      1,106       1.19         0.70 - 0.80     33.57  -  33.70
     2012.........   69     13.36 - 13.55        928       0.88         0.70 - 0.80     15.12  -  15.24
     2011.........   82     11.61 - 11.76        967       0.77         0.70 - 0.80     (5.23) -  (5.14)
     2010.........   95     12.25 - 12.40      1,169       0.90         0.70 - 0.80     15.77  -  15.89

(f) Previously known as DWS Variable Series I
(g) Previously known as DWS Bond VIP A
(h) Previously known as DWS Capital Growth VIP A

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                         AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
               --------------------------------------- ------------------------------------------------
                          ACCUMULATION                                    EXPENSE            TOTAL
               UNITS       UNIT VALUE      NET ASSETS   INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST    (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------  ----------  ------------- ----------------- -----------------
Investments in the
  Deutsche Variable Series I (f)
   Sub-Accounts (continued):
     Deutsche Core Equity VIP A (i)
     2014.....   34      $17.94 - 18.23      $  617        1.06%        0.70 - 0.80%    10.93  -  11.04%
     2013.....   37       16.17 - 16.42         611        1.25         0.70 - 0.80     36.23  -  36.37
     2012.....   32       11.87 - 12.04         382        1.23         0.70 - 0.80     14.89  -  15.00
     2011.....   39       10.33 - 10.47         405        1.17         0.70 - 0.80     (0.94) -  (0.84)
     2010.....   40       10.43 - 10.56         419        1.66         0.70 - 0.80     13.48  -  13.60

     Deutsche Global Small Cap VIP A (j)
     2014.....   31       33.45 - 33.99       1,063        0.84         0.70 - 0.80     (4.90) -  (4.80)
     2013.....   33       35.17 - 35.71       1,176        0.63         0.70 - 0.80     34.85  -  34.99
     2012.....   38       26.08 - 26.45       1,001        0.67         0.70 - 0.80     14.45  -  14.56
     2011.....   46       22.79 - 23.09       1,054        1.62         0.70 - 0.80    (10.62) - (10.53)
     2010.....   42       25.49 - 25.81       1,091        0.43         0.70 - 0.80     25.63  -  25.75

     Deutsche International VIP A (k)
     2014.....   18       11.65 - 11.84         217        1.96         0.70 - 0.80    (12.47) - (12.38)
     2013.....   22       13.31 - 13.52         290        4.65         0.70 - 0.80     19.27  -  19.39
     2012.....   29       11.16 - 11.32         324        2.13         0.70 - 0.80     19.68  -  19.80
     2011.....   31        9.33 -  9.45         289        1.84         0.70 - 0.80    (17.34) - (17.25)
     2010.....   34       11.28 - 11.42         385        2.31         0.70 - 0.80      0.81  -   0.91

Investments in the
  Deutsche Variable Series II (l)
   Sub-Accounts:
     Deutsche Global Income Builder VIP A II (m)
     2014.....   78       15.38 - 15.53       1,204        3.18         0.70 - 0.80      3.00  -   3.10
     2013.....   87       14.93 - 15.07       1,310        2.13         0.70 - 0.80     15.69  -  15.81
     2012.....   97       12.91 - 13.01       1,263        1.55         0.70 - 0.80     12.07  -  12.19
     2011.....  102       11.52 - 11.60       1,185        1.62         0.70 - 0.80     (2.21) -  (2.11)
     2010.....  122       11.78 - 11.85       1,442        3.00         0.70 - 0.80     10.34  -  10.45

(f) Previously known as DWS Variable Series I
(i) Previously known as DWS Core Equity VIP A
(j) Previously known as DWS Global Small Cap Growth VIP A
(k) Previously known as DWS International VIP A
(l) Previously known as DWS Variable Series II
(m) Previously known as DWS Global Income Builder VIP A II

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Deutsche Variable Series II (l)
   Sub-Accounts (continued):
     Deutsche Money Market VIP A II (n)
     2014...   16    $10.21 - 10.30      $163        0.01%        0.70 - 0.80%    (0.79) -  (0.69)%
     2013...   16     10.29 - 10.37       169        0.01         0.70 - 0.80     (0.79) -  (0.69)
     2012...   17     10.37 - 10.44       173        0.01         0.70 - 0.80     (0.79) -  (0.69)
     2011...   25     10.46 - 10.51       259        0.01         0.70 - 0.80     (0.79) -  (0.69)
     2010...   34     10.54 - 10.59       355        0.01         0.70 - 0.80     (0.79) -  (0.69)

     Deutsche Small Mid Cap Growth VIP A II (o)
     2014...   22     18.38 - 18.56       403          --         0.70 - 0.80      4.85  -   4.96
     2013...   22     17.53 - 17.69       384        0.12         0.70 - 0.80     41.64  -  41.78
     2012...   23     12.38 - 12.47       282          --         0.70 - 0.80     13.43  -  13.55
     2011...   30     10.91 - 10.99       324        0.52         0.70 - 0.80     (4.67) -  (4.58)
     2010...   32     11.45 - 11.51       368          --         0.70 - 0.80     28.41  -  28.53

Investments in the
  Dreyfus Socially Responsible Growth Fund, Inc.
   Sub-Account:
     Dreyfus Socially Responsible Growth Fund
     2014...    1     16.20 - 16.79        22        1.03         1.15 - 1.37     11.91  -  12.16
     2013...    1     14.48 - 14.97        20        1.25         1.15 - 1.37     32.52  -  32.81
     2012...    1     10.59 - 11.27        15        0.82         1.15 - 1.59     10.20  -  10.69
     2011...    1      9.61 - 10.18        14        1.02         1.15 - 1.59     (0.69) -  (0.25)
     2010...    2      8.39 - 10.21        18        0.65         1.15 - 1.60     12.98  -  13.50

Investments in the
  Dreyfus Stock Index Fund
   Sub-Account:
     Dreyfus Stock Index Fund
     2014...   32     15.99 - 19.65       604        1.74         1.15 - 1.85     11.33  -  12.13
     2013...   33     14.36 - 17.52       555        1.84         1.15 - 1.85     29.59  -  30.52
     2012...   35     11.08 - 13.43       451        2.07         1.15 - 1.85     13.59  -  14.41
     2011...   39      9.76 - 11.74       442        1.88         1.15 - 1.85     (0.00) -   0.72
     2010...   42      9.76 - 11.65       472        1.80         1.15 - 1.85     12.72  -  13.53

(l) Previously known as DWS Variable Series II
(n) Previously known as DWS Money Market VIP A II
(o) Previously known as DWS Small Mid Cap Growth VIP A II

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                          AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
                --------------------------------------- ------------------------------------------------
                           ACCUMULATION                                    EXPENSE            TOTAL
                UNITS       UNIT VALUE       NET ASSETS  INVESTMENT        RATIO**          RETURN***
                (000S)   LOWEST TO HIGHEST     (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                ------   -----------------   ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Variable Investment Fund
   Sub-Accounts:
     VIF Growth & Income
     2014......    5      $16.79 - 19.49      $    92        0.77%       1.15 - 2.00%     7.87  -   8.82%
     2013......    5       15.57 - 17.91           90        0.90        1.15 - 2.00     34.05  -  35.22
     2012......    6       11.61 - 13.25           75        1.37        1.15 - 2.00     15.71  -  16.72
     2011......    8       10.04 - 11.35           88        1.26        1.15 - 2.00     (4.73) -  (3.90)
     2010......   11       10.53 - 11.81          126        1.13        1.15 - 2.00     16.24  -  17.25

     VIF Money Market
     2014......   33        9.43 - 11.50          341       <0.01        1.15 - 1.85     (1.85) -  (1.14)
     2013......   40        9.60 - 11.63          425          --        1.15 - 1.85     (1.85) -  (1.14)
     2012......   47        9.78 - 11.76          506          --        1.15 - 1.85     (1.85) -  (1.15)
     2011......   53        9.97 - 11.90          577        0.01        1.15 - 1.85     (1.84) -  (1.13)
     2010......   65       10.16 - 12.04          703        0.01        1.15 - 1.85     (1.84) -  (1.13)

Investments in the
  Federated Insurance Series
   Sub-Account:
     Federated Prime Money Fund II
     2014......  416        9.43 - 11.11        4,847          --        1.15 - 1.85     (1.85) -  (1.14)
     2013......  481        9.60 - 11.24        5,678          --        1.15 - 1.85     (1.85) -  (1.14)
     2012......  589        9.79 - 11.37        7,077          --        1.15 - 1.85     (1.86) -  (1.15)
     2011......  727        9.97 - 11.50        8,816          --        1.15 - 1.85     (1.84) -  (1.14)
     2010......  917       10.16 - 11.64       11,242          --        1.15 - 1.85     (1.85) -  (1.14)

Investments in the
  Fidelity Variable Insurance Products Fund
   Sub-Accounts:
     VIP Contrafund
     2014......  181       20.26 - 31.13        4,509        0.86        1.15 - 1.65     10.11  -  10.66
     2013......  238       21.07 - 28.13        5,318        1.05        1.15 - 1.65     29.14  -  29.79
     2012......  263       14.25 - 21.67        4,535        1.29        1.15 - 1.65      0.03  -  15.08
     2011......  322       14.25 - 18.83        4,845        0.92        1.15 - 1.65     (3.64) -   9.76
     2010......  417       14.86 - 19.54        6,552        1.11        1.15 - 1.65     15.30  -  15.88

     VIP Equity-Income
     2014......   39       17.39 - 21.15          773        2.74        1.15 - 1.65      6.94  -   7.48
     2013......   44       16.27 - 19.67          813        2.40        1.15 - 1.65     26.05  -  26.68
     2012......   54       12.90 - 15.53          784        2.81        1.15 - 1.65     15.38  -  15.96
     2011......   73       11.18 - 13.39          920        2.38        1.15 - 1.65     (0.68) -  (0.18)
     2010......   86       11.26 - 13.42        1,087        1.64        1.15 - 1.65     13.27  -  13.83

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund
   Sub-Accounts (continued):
     VIP Growth
     2014............  231    $11.07 - 18.99     $3,462       0.18%        1.15 - 1.65%     9.48  -  10.03%
     2013............  261     13.10 - 17.26      3,578       0.28         1.15 - 1.65     34.11  -  34.78
     2012............  281      9.77 - 12.81      2,865       0.60         1.15 - 1.65     12.81  -  13.37
     2011............  321      8.66 - 11.30      2,909       0.35         1.15 - 1.65     (0.94) -  27.74
     2010............  384      8.79 - 11.40      3,521       0.25         1.15 - 1.65     22.14  -  22.75

     VIP High Income
     2014............   33     15.43 - 17.04        520       5.07         1.15 - 1.65     (0.50) -  (0.00)
     2013............   43     15.51 - 17.04        674       5.29         1.15 - 1.65      4.21  -   4.74
     2012............   54     14.88 - 16.27        809       5.02         1.15 - 1.65     12.35  -  12.92
     2011............   77     13.24 - 14.41      1,015       6.20         1.15 - 1.65      2.33  -   2.84
     2010............   98     12.94 - 14.01      1,259       7.33         1.15 - 1.65     11.96  -  12.52

     VIP Index 500
     2014............  246     14.18 - 15.75      3,923       1.48         1.15 - 1.65     11.71  -  12.27
     2013............  309     14.03 - 14.31      4,399       1.85         1.15 - 1.65     30.08  -  30.73
     2012............  350     10.73 - 11.00      3,821       2.01         1.15 - 1.65     14.01  -  14.59
     2011............  421      9.36 -  9.65      4,029       1.77         1.15 - 1.65      0.87  -  13.09
     2010............  536      9.28 -  9.61      5,108       1.80         1.15 - 1.65     13.14  -  13.71

     VIP Investment Grade Bond
     2014............   63     18.78 - 19.37      1,215       2.20         1.25 - 1.45      4.30  -   4.51
     2013............   64     18.01 - 18.53      1,186       2.26         1.25 - 1.45     (3.19) -  (3.00)
     2012............   71     18.60 - 19.10      1,354       2.18         1.25 - 1.45      4.58  -   6.99
     2011............   83     17.38 - 18.27      1,515       2.74         1.25 - 1.65      5.58  -   6.00
     2010............  121     16.46 - 17.23      2,071       3.33         1.25 - 1.65      6.04  -   6.47

     VIP Overseas
     2014............   55     11.22 - 11.61        721       1.10         1.15 - 1.65     (9.58) -  (9.13)
     2013............   80     12.78 - 14.78      1,155       1.30         1.15 - 1.65     28.30  -  28.95
     2012............   84      9.67 -  9.91        946       1.90         1.15 - 1.65     18.76  -  19.36
     2011............   99      8.15 -  8.30        935       1.29         1.15 - 1.65    (18.52) - (18.11)
     2010............  128     10.14 - 11.91      1,479       1.30         1.15 - 1.65     11.82  -  32.53

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts:
     VIP Asset Manager Growth (Service Class 2)
     2014.........     1   $15.05 - 15.05    $    13       0.81%        1.60 - 1.60%     3.86  -   3.86%
     2013.........     1    14.49 - 14.49         13       0.24         1.60 - 1.60     20.14  -  20.14
     2012.........     5    12.06 - 12.43         56       1.17         1.35 - 1.60     13.27  -  13.56
     2011.........     5    10.65 - 10.94         49       1.02         1.35 - 1.60     (7.95) -  (7.72)
     2010.........     8    11.57 - 11.86         95       0.77         1.35 - 1.60     14.17  -  14.46

     VIP Contrafund (Service Class 2)
     2014......... 2,424    16.30 - 18.27     43,004       0.66         1.29 - 2.59      8.76  -  10.21
     2013......... 3,152    14.79 - 16.80     50,943       0.76         1.29 - 2.59     27.56  -  29.26
     2012......... 4,188    11.44 - 13.17     52,723       1.06         1.29 - 2.59     13.13  -  14.64
     2011......... 5,398     9.98 - 11.64     58,993       0.72         1.29 - 2.59     (4.04) -  19.05
     2010......... 6,781    10.40 - 12.29     77,662       0.94         1.29 - 2.59     13.90  -  15.42

     VIP Equity-Income (Service Class 2)
     2014.........    37    16.83 - 17.51        617       2.58         1.35 - 2.00      6.31  -   7.02
     2013.........    41    15.72 - 16.47        640       2.11         1.35 - 2.00     25.27  -  26.10
     2012.........    54    12.47 - 13.15        662       2.79         1.35 - 2.00     14.71  -  15.47
     2011.........    65    10.80 - 11.46        691       2.08         1.35 - 2.00     (1.35) -  (0.70)
     2010.........    84    10.87 - 11.62        908       1.42         1.35 - 2.00     12.62  -  13.37

     VIP Freedom 2010 Portfolio (Service Class 2)
     2014.........   317    12.55 - 14.02      4,308       1.18         1.29 - 2.54      1.56  -   2.87
     2013.........   438    12.36 - 13.63      5,815       1.20         1.29 - 2.54     10.32  -  11.74
     2012.........   659    11.20 - 12.19      7,849       1.60         1.29 - 2.54      8.74  -  10.14
     2011.........   804    10.30 - 11.07      8,729       1.84         1.29 - 2.54     (2.95) -  (1.71)
     2010.........   834    10.61 - 11.26      9,258       1.83         1.29 - 2.54      9.69  -  11.09

     VIP Freedom 2020 Portfolio (Service Class 2)
     2014.........   290.   12.72 - 13.90..    3,912..      1.22....    1.29 - 2.29...   2.20  -   3.25.
     2013.........   397.   12.45 - 13.46..    5,203..      1.42....    1.29 - 2.29...  12.99  -  14.14.
     2012.........   499.   11.02 - 11.79..    5,753..      1.70....    1.29 - 2.29...  10.48  -  11.61.
     2011.........   595.    9.97 - 10.57..    6,166..      1.86....    1.29 - 2.29... (3.50) -  (2.51).
     2010.........   671.   10.33 - 10.84..    7,168..      1.83....    1.29 - 2.29...  11.71  -  12.85.

     VIP Freedom 2030 Portfolio (Service Class 2)
     2014.........   158.   13.37 - 14.09..    2,173..      1.21....    1.29 - 1.89...   2.76  -   3.39.
     2013.........   197.   13.01 - 13.63..    2,623..      1.45....    1.29 - 1.89...  19.11  -  19.84.
     2012.........   219.   10.92 - 11.37..    2,448..      1.98....    1.29 - 1.89...  13.00  -  13.69.
     2011.........   220.    9.66 - 10.00..    2,169..      1.47....    1.29 - 1.89... (4.66) -  (4.08).
     2010.........   346.   10.14 - 10.43..    3,560..      1.84....    1.29 - 1.89...  13.70  -  14.40.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                           AT DECEMBER 31,                           FOR THE YEAR ENDED DECEMBER 31,
                 ------------------------------------------ ------------------------------------------------
                              ACCUMULATION                                     EXPENSE            TOTAL
                 UNITS         UNIT VALUE        NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------     -----------------    ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts (continued):
     VIP Freedom Income Portfolio (Service Class 2)
     2014.......   120       $11.78 - 12.76       $ 1,487       1.13%        1.29 - 2.19%     1.27  -   2.20%
     2013.......   152        11.64 - 12.48         1,856       1.09         1.29 - 2.19      2.90  -   3.85
     2012.......   207        11.31 - 12.02         2,445       1.06         1.29 - 2.19      4.53  -   4.88
     2011.......   281        10.82 - 11.46         3,164       1.61         1.29 - 2.29     (0.93) -   0.08
     2010.......   285        10.92 - 11.45         3,213       1.52         1.29 - 2.29      4.80  -   5.87

     VIP Growth (Service Class 2)
     2014.......    11        13.28 - 14.23           158         --         1.35 - 1.85      8.96  -   9.51
     2013.......    11        12.19 - 13.00           145       0.05         1.35 - 1.85     33.49  -  34.17
     2012.......    12         9.13 -  9.69           117       0.35         1.35 - 1.85     12.28  -  12.85
     2011.......    14         8.13 -  8.58           120       0.10         1.35 - 1.85     (1.88) -  (1.38)
     2010.......    27         8.29 -  8.70           235       0.03         1.35 - 1.85     21.57  -  22.19

     VIP Growth & Income (Service Class 2)
     2014.......   356        16.34 - 18.58         6,354       1.02         1.29 - 2.59      7.37  -   8.81
     2013.......   761        15.22 - 17.07        12,624       1.61         1.29 - 2.59     29.80  -  31.53
     2012.......   906        11.72 - 12.98        11,479       2.01         1.29 - 2.59     15.18  -  16.72
     2011....... 1,028        10.18 - 11.12        11,194       1.76         1.29 - 2.59     (1.26) -   0.05
     2010.......   903        10.31 - 11.11         9,825       0.45         1.29 - 2.59     11.58  -  13.07

     VIP Growth Stock (Service Class 2)
     2014.......    87        16.68 - 18.46         1,550       0.52         1.29 - 2.44      9.59  -  10.88
     2013.......    95        15.22 - 16.65         1,546       0.31         1.29 - 2.44     29.99  -  32.88
     2012.......    92        11.71 - 12.53         1,128       0.58         1.29 - 2.29     15.46  -  16.65
     2011.......   125        10.14 - 10.74         1,315         --         1.29 - 2.29     (1.85) -  (0.84)
     2010.......   233        10.33 - 10.83         2,481         --         1.29 - 2.29     17.03  -  18.22

     VIP High Income (Service Class 2)
     2014.......   238        14.61 - 16.37         3,846       5.00         1.29 - 2.44     (1.56) -  (0.40)
     2013.......   307        14.84 - 16.43         4,993       5.35         1.29 - 2.44      3.12  -   4.33
     2012.......   365        14.39 - 15.75         5,701       5.34         1.29 - 2.44     11.18  -  12.50
     2011.......   466        12.95 - 14.00         6,476       6.41         1.29 - 2.44      1.19  -   2.38
     2010.......   561        12.79 - 13.67         7,633       7.13         1.29 - 2.44     10.90  -  12.21

     VIP Index 500 (Service Class 2)
     2014.......   499        14.87 - 16.47         7,965       1.31         1.29 - 2.44     10.52  -  11.83
     2013.......   644        13.46 - 14.73         9,263       1.82         1.29 - 2.44     28.69  -  30.21
     2012.......   598        10.46 - 11.31         6,649       1.86         1.29 - 2.44     12.80  -  14.14
     2011.......   684         9.27 -  9.91         6,687       1.70         1.29 - 2.44     (0.69) -   0.47
     2010.......   757         9.34 -  9.86         7,385       1.58         1.29 - 2.44     11.93  -  13.25

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                         AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
               --------------------------------------- ------------------------------------------------
                          ACCUMULATION                                    EXPENSE            TOTAL
               UNITS       UNIT VALUE      NET ASSETS   INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST    (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------  ----------  ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts (continued):
     VIP Investment Grade Bond (Service Class 2)
     2014.....    <1     $15.23 - 15.23     $     1        1.71%        1.50 - 1.50%     4.03  -   4.03%
     2013.....    <1      14.64 - 14.64           2        2.40         1.50 - 1.50     (3.54) -  (3.54)
     2012.....    <1      15.18 - 15.18           2        2.19         1.50 - 1.50      4.02  -   4.02
     2011.....    <1      14.59 - 14.59           1        3.10         1.50 - 1.50      5.43  -   5.43
     2010.....    <1      13.84 - 13.84           1        3.47         1.50 - 1.50      5.93  -   5.93

     VIP Mid Cap (Service Class 2)
     2014.....   672      16.43 - 19.95      12,151        0.02         1.29 - 2.44      3.44  -   4.66
     2013.....   869      15.70 - 19.29      15,307        0.26         1.29 - 2.44     34.12  -  34.13
     2012..... 1,098      11.70 - 14.38      14,508        0.37         1.29 - 2.59     11.59  -  13.08
     2011..... 1,353      10.35 - 12.89      15,901        0.02         1.29 - 2.59    (12.00) -  16.59
     2010..... 1,728      11.76 - 14.84      23,239        0.12         1.29 - 2.59     25.25  -  26.91

     VIP Money Market (Service Class 2)
     2014.....   880       8.92 -  9.40       8,471        0.01         1.25 - 2.59     (2.58) -  (1.23)
     2013.....   961       9.16 -  9.52       9,439        0.01         1.25 - 2.59     (2.58) -  (1.23)
     2012..... 1,363       9.40 -  9.64      13,578        0.01         1.25 - 2.59     (2.59) -  (1.24)
     2011..... 1,590       9.65 -  9.76      16,085        0.01         1.25 - 2.59     (2.57) -  (1.23)
     2010..... 1,777       9.88 -  9.90      18,304        0.01         1.25 - 2.59     (2.52) -  (1.17)

     VIP Overseas (Service Class 2)
     2014.....     2      12.59 - 13.49          34        1.07         1.35 - 1.85     (9.99) -  (9.53)
     2013.....     3      13.98 - 14.91          41        1.10         1.35 - 1.85     27.76  -  28.41
     2012.....     3      10.95 - 11.61          33        1.65         1.35 - 1.85     18.15  -  18.75
     2011.....     3       9.26 -  9.78          32        1.02         1.35 - 1.85    (18.87) - (18.45)
     2010.....     4      11.42 - 11.99          55        0.77         1.35 - 1.85     10.74  -  11.31

Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts:
     Franklin Flex Cap Growth VIP (p)
     2014.....   107      16.27 - 18.14       1,855          --         1.29 - 2.39      3.57  -   4.74
     2013.....   140      15.71 - 17.32       2,339          --         1.29 - 2.39     35.71  -  36.33
     2012.....   211      11.53 - 12.76       2,621          --         1.29 - 2.59      6.43  -   7.85
     2011.....   277      10.83 - 11.83       3,204          --         1.29 - 2.59     (7.26) -  (6.03)
     2010.....   344      11.68 - 12.59       4,240          --         1.29 - 2.59     13.19  -  14.70

(p) Previously known as Franklin Flex Cap Growth Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                         AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
               ---------------------------------------- ------------------------------------------------
                          ACCUMULATION                                     EXPENSE            TOTAL
               UNITS       UNIT VALUE       NET ASSETS   INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST     (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------   ----------  ------------- ----------------- -----------------
Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts (continued):
     Franklin Growth and Income VIP (q)
     2014.....  1,199    $19.69 - 23.41      $ 27,038       2.44%        1.29 - 2.69%     6.20  -   7.73%
     2013.....  1,486     18.54 - 21.73        31,193       2.61         1.29 - 2.69     26.12  -  27.93
     2012.....  1,922     14.70 - 16.99        31,623       2.92         1.29 - 2.69      9.21  -  10.78
     2011.....  2,360     13.46 - 15.33        35,184       3.65         1.29 - 2.69     (0.34) -   1.09
     2010.....  3,006     13.51 - 15.17        44,508       3.52         1.29 - 2.69     13.54  -  15.17

     Franklin High Income VIP (r)
     2014.....    535     15.30 - 17.65         9,073       6.11         1.28 - 2.59     (2.61) -  (1.30)
     2013.....    595     15.71 - 17.89        10,280       7.20         1.28 - 2.59      5.04  -   6.46
     2012.....    692     14.95 - 16.80        11,252       7.10         1.28 - 2.59     12.56  -  14.09
     2011.....    747     13.29 - 14.73        10,675       6.20         1.28 - 2.59      1.86  -   3.23
     2010.....    893     13.04 - 14.26        12,422       6.47         1.28 - 2.59     10.33  -  11.82

     Franklin Income VIP (s)
     2014.....  6,536     15.82 - 18.25       115,409       5.20         1.28 - 2.59      1.91  -   3.29
     2013.....  7,996     15.52 - 17.67       137,214       6.35         1.28 - 2.59     10.99  -  12.49
     2012.....  9,738     13.98 - 15.71       149,063       6.56         1.28 - 2.59      9.73  -  11.22
     2011..... 11,831     12.74 - 14.13       163,349       5.78         1.28 - 2.59     (0.26) -   1.08
     2010..... 14,345     12.78 - 13.97       196,462       6.57         1.28 - 2.59      9.76  -  11.24

     Franklin Large Cap Growth VIP (t)
     2014.....  1,756     14.67 - 16.71        28,433       1.12         1.29 - 2.54      9.60  -  11.01
     2013.....  2,324     13.38 - 15.06        34,052       1.07         1.29 - 2.54     25.37  -  26.98
     2012.....  3,073     10.67 - 11.86        35,616       0.84         1.29 - 2.54      9.51  -  10.92
     2011.....  3,694      9.75 - 10.69        38,730       0.66         1.29 - 2.54     (4.00) -  (2.77)
     2010.....  4,420     10.19 - 10.99        47,797       0.79         1.29 - 2.49      8.81  -  10.15

     Franklin Mutual Global Discovery VIP (u)
     2014.....    934     14.61 - 16.31        15,527       2.07         1.29 - 2.54      3.02  -   4.34
     2013.....  1,099     14.12 - 15.64        17,621       2.10         1.29 - 2.59     23.89  -  25.97
     2012.....  1,257     11.40 - 12.41        16,188       2.51         1.29 - 2.54     10.47  -  11.89
     2011.....  1,644     10.32 - 11.09        19,043       2.18         1.29 - 2.54     (5.42) -  (4.21)
     2010.....  2,064     10.91 - 11.58        25,013       1.26         1.29 - 2.54      9.12  -  10.51

(q) Previously known as Franklin Growth and Income Securities
(r) Previously known as Franklin High Income Securities
(s) Previously known as Franklin Income Securities
(t) Previously known as Franklin Large Cap Growth Securities
(u) Previously known as Mutual Global Discovery Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                         AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
               ---------------------------------------- ------------------------------------------------
                           ACCUMULATION                                    EXPENSE            TOTAL
               UNITS        UNIT VALUE       NET ASSETS  INVESTMENT        RATIO**          RETURN***
               (000S)    LOWEST TO HIGHEST     (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------    -----------------   ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts (continued):
     Franklin Mutual Shares VIP (v)
     2014..... 3,196      $19.43 - 29.64      $ 65,115      1.96%        1.15 - 2.69%     4.24  -   5.90%
     2013..... 3,925       18.64 - 27.99        75,874      2.03         1.15 - 2.69     24.81  -  26.79
     2012..... 5,070       14.94 - 22.07        77,900      2.02         1.15 - 2.69     11.16  -  12.93
     2011..... 6,198       13.44 - 19.54        84,958      2.24         1.15 - 2.69     (3.70) -  (2.17)
     2010..... 7,794       13.95 - 19.98       109,831      1.53         1.15 - 2.69      8.21  -   9.92

     Franklin Small Cap Value VIP (w)
     2014.....   879       20.01 - 28.43        26,531      0.62         1.28 - 2.69     (2.14) -  (0.71)
     2013..... 1,109       20.16 - 29.05        33,819      1.33         1.28 - 2.69     32.58  -  34.51
     2012..... 1,414       14.99 - 21.91        32,367      0.79         1.28 - 2.69     15.20  -  16.88
     2011..... 1,731       12.82 - 19.02        34,175      0.69         1.28 - 2.69     (6.34) -  (4.98)
     2010..... 2,038       13.49 - 20.31        42,888      0.72         1.28 - 2.69     24.78  -  26.59

     Franklin Small-Mid Cap Growth VIP (x)
     2014.....    39       27.74 - 34.53         1,067        --         1.15 - 2.34      4.96  -   6.24
     2013.....    45       26.43 - 32.50         1,155        --         1.15 - 2.34     34.92  -  36.58
     2012.....    78       19.59 - 23.80         1,559        --         1.15 - 2.34      8.25  -   9.58
     2011.....    89       18.09 - 21.72         1,618        --         1.15 - 2.34     (7.16) -  (5.92)
     2010.....   125       19.47 - 23.08         2,427        --         1.15 - 2.34     24.50  -  26.17

     Franklin U.S. Government Securities VIP (y)
     2014..... 1,230       11.18 - 13.02        15,521      2.61         1.29 - 2.69      0.60  -   2.05
     2013..... 1,541       11.11 - 12.76        19,112      2.81         1.29 - 2.69     (4.87) -  (3.50)
     2012..... 2,156       11.68 - 13.22        27,760      2.75         1.29 - 2.69     (0.86) -   0.57
     2011..... 2,352       11.78 - 13.15        30,171      3.05         1.29 - 2.69      2.85  -   4.32
     2010..... 2,990       11.46 - 12.60        36,872      3.27         1.29 - 2.69      2.45  -   3.93

     Templeton Developing Markets VIP (z)
     2014.....   352       21.25 - 27.60        10,815      1.49         1.15 - 2.49    (10.67) -  (9.44)
     2013.....   429       23.46 - 30.89        14,605      1.95         1.15 - 2.49     (3.39) -  (2.20)
     2012.....   528       31.98 - 36.19        18,473      1.38         1.29 - 2.49     10.34  -  11.70
     2011.....   673       28.98 - 32.40        21,178      0.95         1.29 - 2.49    (17.95) - (16.94)
     2010.....   793       35.32 - 39.01        30,100      1.55         1.29 - 2.49     14.66  -  16.07

(v) Previously known as Mutual Shares Securities
(w) Previously known as Franklin Small Cap Value Securities
(x) Previously known as Franklin Small-Mid Cap Growth Securities
(y) Previously known as Franklin U.S. Government
(z) Previously known as Templeton Developing Markets Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts (continued):
     Templeton Foreign VIP (aa)
     2014... 3,435   $15.67 - 18.68    $ 63,482      1.87%        1.15 - 2.69%   (13.52) - (12.15)%
     2013... 4,142    17.84 - 21.60      86,941      2.39         1.15 - 2.69     19.66  -  21.56
     2012... 5,152    14.68 - 18.05      89,891      2.99         1.15 - 2.69     15.05  -  16.88
     2011... 6,285    12.56 - 15.69      94,495      1.75         1.15 - 2.69    (13.04) - (11.65)
     2010... 7,286    14.21 - 18.04     124,837      1.81         1.15 - 2.69      5.49  -   7.17

     Templeton Global Bond VIP (ab)
     2014...    50    23.68 - 34.86       1,426      5.58         1.15 - 2.24     (0.45) -   0.67
     2013...    59    23.79 - 34.63       1,667      4.56         1.15 - 2.24     (0.65) -   0.47
     2012...    70    23.95 - 34.47       1,971      6.11         1.15 - 2.24     12.48  -  13.75
     2011...    92    21.29 - 30.30       2,250      5.54         1.15 - 2.24     (3.11) -  (2.00)
     2010...   113    21.69 - 30.92       2,772      1.44         1.15 - 2.69     11.68  -  13.14

     Templeton Growth VIP (ac)
     2014...    45    14.98 - 22.52         956      1.42         1.15 - 1.85     (4.61) -  (3.93)
     2013...    50    15.70 - 23.44       1,111      2.63         1.15 - 1.85     28.40  -  29.33
     2012...    56    12.23 - 18.13         949      2.20         1.15 - 1.85     18.82  -  19.68
     2011...    69    10.29 - 15.15         994      1.34         1.15 - 1.85     (8.69) -  (8.04)
     2010...    85    11.27 - 16.47       1,320      1.28         1.15 - 1.85      5.41  -   6.17

Investments in the
  Goldman Sachs Variable Insurance Trust
   Sub-Accounts:
     VIT Large Cap Value
     2014...   204    14.74 - 16.76       3,282      1.28         1.29 - 2.59     10.01  -  11.48
     2013...   264    13.40 - 15.04       3,836      1.14         1.29 - 2.59     29.78  -  31.51
     2012...   367    10.33 - 11.43       4,086      1.37         1.29 - 2.59     16.04  -  17.59
     2011...   442     8.90 -  9.72       4,186      1.20         1.29 - 2.59     (9.45) -  (8.25)
     2010...   504     9.83 - 10.60       5,230      0.73         1.29 - 2.59      8.32  -   9.76

     VIT Mid Cap Value
     2014...   142    19.14 - 21.33       2,947      0.89         1.29 - 2.39     10.86  -  12.11
     2013...   192    17.26 - 19.03       3,553      0.76         1.29 - 2.39     31.18  -  31.78
     2012...   271    13.10 - 14.50       3,850      1.09         1.29 - 2.59     15.39  -  16.94
     2011...   352    11.35 - 12.40       4,298      0.74         1.29 - 2.59     (8.80) -  (7.58)
     2010...   405    12.45 - 13.42       5,352      0.63         1.29 - 2.59     21.77  -  23.39

(aa) Previously known as Templeton Foreign Securities
(ab) Previously known as Templeton Global Bond Securities
(ac) Previously known as Templeton Growth Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs Variable Insurance Trust
   Sub-Accounts (continued):
     VIT Strategic Growth
     2014.........     1   $12.52 - 19.51    $    24       0.38%        1.15 - 1.65%    11.78  -  12.34%
     2013.........     1    11.20 - 17.36         21       0.41         1.15 - 1.65     30.25  -  30.91
     2012.........     1     8.60 - 13.26         16       0.68         1.15 - 1.65     17.92  -  18.51
     2011.........     2     7.29 - 11.19         16       0.46         1.15 - 1.65     (4.21) -  (3.73)
     2010.........     2     7.61 - 11.63         17       0.29         1.15 - 1.65      8.93  -   9.47

     VIT Small Cap Equity Insights (ad)
     2014.........   354    15.06 - 28.70      5,940       0.64         1.15 - 2.59      4.16  -   5.71
     2013.........   549    14.46 - 27.15      8,757       0.93         1.15 - 2.59     32.11  -  34.07
     2012.........   707    10.94 - 20.25      8,438       1.12         1.15 - 2.59      9.90  -  11.54
     2011.........   863     9.96 - 18.16      9,268       0.78         1.15 - 2.59     (1.93) -  (0.47)
     2010......... 1,062    10.15 - 18.24     11,508       0.52         1.15 - 2.59     26.75  -  28.63

     VIT Strategic International Equity
     2014.........    --     9.58 - 13.82         --       4.55         1.15 - 1.65     (9.06) -  (8.60)
     2013.........    --    10.53 - 10.53         --         --         1.65 - 1.65     22.17  -  22.17
     2012.........    <1     8.62 -  8.62          3       2.21         1.65 - 1.65     19.25  -  19.25
     2011.........    <1     7.23 -  7.23          2       3.52         1.65 - 1.65    (16.44) - (16.44)
     2010.........    <1     8.65 -  8.65          3       1.44         1.65 - 1.65      8.56  -   8.56

     VIT U.S. Equity Insights (ae)
     2014.........   279    16.11 - 18.32      4,935       1.28         1.29 - 2.59     13.35  -  14.86
     2013.........   375    14.21 - 15.95      5,793       1.04         1.29 - 2.59     33.96  -  35.75
     2012.........   541    10.61 - 11.75      6,183       1.73         1.29 - 2.59     11.49  -  12.98
     2011.........   645     9.52 - 10.40      6,544       1.65         1.29 - 2.59      1.36  -   2.71
     2010.........   799     9.39 - 10.12      7,921       1.40         1.29 - 2.59      9.92  -  11.39

Investments in the
  Invesco Investment Services
   Sub-Accounts:
     Invesco V.I. American Franchise
     2014......... 5,740    10.90 - 16.61     86,128       0.04         0.70 - 2.30      5.97  -   7.68
     2013......... 6,845    10.12 - 15.68     93,981       0.42         0.70 - 2.30     36.95  -  39.16
     2012......... 7,873     7.28 - 11.45     78,332         --         0.70 - 2.30     11.14  -  12.94
     2011......... 2,954     6.44 - 10.30     26,873         --         0.70 - 2.30     (8.31) -  (6.83)
     2010......... 2,775     6.91 - 11.23     25,826         --         0.70 - 2.30     17.12  -  19.01

(ad) Previously known as VIT Structured Small Cap Equity
(ae) Previously known as VIT Structured U.S. Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services
   Sub-Accounts (continued):
     Invesco V.I. American Value
     2014........ 1,921   $21.77 - 30.21    $ 45,106      0.44%        0.70 - 2.69%     6.80  -   8.99%
     2013........ 2,294    20.38 - 27.72      49,879      0.65         0.70 - 2.69     30.66  -  33.33
     2012........ 2,761    15.60 - 20.79      45,487      0.70         0.70 - 2.69     14.14  -  16.49
     2011........ 3,356    13.67 - 17.85      47,938      0.66         0.70 - 2.69     (1.79) -   0.22
     2010........ 4,243    13.92 - 17.81      61,101      0.91         0.70 - 2.69     18.96  -  21.39

     Invesco V.I. Comstock
     2014........ 1,429    18.82 - 22.85      29,816      1.31         0.70 - 2.30      6.90  -   8.62
     2013........ 1,699    17.61 - 21.03      32,923      1.63         0.70 - 2.30     32.88  -  35.03
     2012........ 2,038    13.25 - 15.58      29,458      1.69         0.70 - 2.30     16.52  -  18.40
     2011........ 2,480    11.37 - 13.16      30,516      1.65         0.70 - 2.30     (4.07) -  (2.52)
     2010........ 3,006    11.86 - 13.50      38,273      0.13         0.70 - 2.30     13.34  -  15.17

     Invesco V.I. Core Equity
     2014........ 4,153    15.23 - 17.35      84,651      0.83         0.70 - 2.20      5.79  -   7.39
     2013........ 4,780    14.40 - 16.15      90,978      1.39         0.70 - 2.20     26.44  -  28.35
     2012........ 5,459    11.39 - 12.59      81,396      0.97         0.70 - 2.20     11.40  -  13.09
     2011........ 6,319    10.22 - 11.13      83,568      0.94         0.70 - 2.20     (2.23) -  (0.76)
     2010........ 7,679    10.46 - 11.22     102,270      0.92         0.70 - 2.20      7.17  -   8.79

     Invesco V.I. Diversified Dividend
     2014........ 3,399    15.96 - 20.45     152,078      1.66         0.70 - 2.05     10.54  -  12.04
     2013........ 3,919    14.44 - 18.26     157,003      2.28         0.70 - 2.05     28.38  -  30.12
     2012........ 4,565    11.25 - 14.03     141,411      2.02         0.70 - 2.05     16.31  -  17.90
     2011........ 5,321    9.67  - 11.90     140,368      1.74         0.70 - 2.05     (1.83) -  (0.49)
     2010........ 6,213    9.85  - 11.96     166,267      1.75         0.70 - 2.05      8.24  -   9.71

     Invesco V.I. Diversified Income
     2014........   555    13.41 - 14.34       8,064      4.98         1.10 - 1.85      6.03  -   6.85
     2013........   624    12.64 - 13.42       8,506      4.53         1.10 - 1.85     (1.80) -  (1.04)
     2012........   731    12.88 - 13.57      10,091      4.66         1.10 - 1.85      8.66  -   9.50
     2011........   775    11.85 - 12.39       9,818      5.44         1.10 - 1.85      5.05  -   5.85
     2010........   831    11.28 - 11.70      10,007      5.69         1.10 - 1.85      8.01  -   8.84

     Invesco V.I. Equity and Income
     2014........ 1,488    19.54 - 23.28      27,029      1.73         0.83 - 1.98      6.90  -   8.13
     2013........ 1,670    18.28 - 21.92      28,119      1.59         0.70 - 1.98     23.77  -  24.31
     2012........ 1,888    14.77 - 17.64      25,806      1.87         0.70 - 2.05     10.29  -  11.79
     2011 (az)... 2,160    13.39 - 15.78      26,442      0.60         0.70 - 2.05     (9.19) -  (8.36)

(az) For the period beginning April 29, 2011 and ended December 31, 2011

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services
   Sub-Accounts (continued):
     Invesco V.I. Global Core Equity
     2014... 1,498   $12.88 - 16.06    $32,900       1.96%        0.70 - 2.05%    (1.35) -  (0.01)%
     2013... 1,754    13.06 - 16.06     38,615       1.91         0.70 - 2.05     20.02  -  21.65
     2012... 2,028    10.88 - 13.20     36,934       2.45         0.70 - 2.05     11.44  -  12.95
     2011... 2,401    9.76  - 11.69     39,167       0.00         0.70 - 2.05    (18.36) - (11.58)
     2010...     2    10.04 - 10.54         21       1.85         1.35 - 1.85      8.90  -   9.45

     Invesco V.I. Government Securities
     2014...   526    15.11 - 17.04      8,619       3.01         1.10 - 1.70      2.38  -   3.00
     2013...   625    14.76 - 16.55      9,973       3.43         1.10 - 1.70     (4.26) -  (3.69)
     2012...   745    15.42 - 17.18     12,302       3.05         1.10 - 1.70      0.74  -   1.35
     2011...   829    15.30 - 16.95     13,545       3.33         1.10 - 1.70      6.10  -   6.73
     2010...   923    14.42 - 15.88     14,330       4.73         1.10 - 1.70      3.63  -   4.25

     Invesco V.I. High Yield
     2014...   835    9.83  - 11.71     14,530       4.45         0.70 - 1.98     (0.27) -   1.02
     2013...   993    9.73  - 11.74     17,193       7.49         0.70 - 1.98      5.03  -   5.84
     2012...   429    15.63 - 18.06      6,535       4.87         1.10 - 1.85     15.00  -  15.89
     2011...   460    13.49 - 15.70      6,091       7.12         1.10 - 1.85     (0.90) -  (0.14)
     2010...   517    13.51 - 15.85      6,884       9.49         1.10 - 1.85     11.47  -  12.33

     Invesco V.I. International Growth
     2014... 1,006    13.92 - 19.40     20,589       1.58         1.10 - 1.70     (1.36) -  (0.77)
     2013... 1,126    14.11 - 19.55     23,317       1.19         1.10 - 1.70     17.01  -  17.71
     2012... 1,246    12.06 - 16.61     22,031       1.43         1.10 - 1.70     13.58  -  14.27
     2011... 1,441    10.62 - 14.54     22,402       1.66         1.10 - 1.70     (8.31) -  (7.76)
     2010... 1,664    11.58 - 15.76     28,061       2.11         1.10 - 1.70     10.96  -  11.63

     Invesco V.I. Managed Volatility (af)
     2014...   261    24.25 - 25.86      6,546       2.93         1.10 - 1.70     18.54  -  19.25
     2013...   276    20.46 - 21.68      5,821       2.95         1.10 - 1.70      8.89  -   9.55
     2012...   311    18.79 - 19.79      6,002       3.19         1.10 - 1.70      1.86  -   2.47
     2011...   341    18.45 - 19.32      6,433       3.18         1.10 - 1.70     14.49  -  15.18
     2010...   393    16.11 - 16.77      6,462       3.41         1.10 - 1.70      4.51  -   5.14

     Invesco V.I. Mid Cap Core Equity
     2014...   510    16.83 - 24.70     10,887       0.04         1.10 - 2.20      2.16  -   3.29
     2013...   585    16.48 - 23.92     12,044       0.71         1.10 - 2.20     26.01  -  27.41
     2012...   659    13.08 - 18.77     10,748       0.06         1.10 - 2.20      8.53  -   9.74
     2011...   781    12.05 - 17.11     11,587       0.29         1.10 - 2.20     (8.41) -  (7.40)
     2010...   945    13.15 - 18.47     15,213       0.52         1.10 - 2.20     11.63  -  12.87

(af) Previously known as Invesco V.I. Utilities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services
   Sub-Accounts (continued):
     Invesco V.I. Mid Cap Growth
     2014........   348   $17.46 - 25.87    $ 8,107        -- %        1.10 - 1.70%     6.22  -   6.86%
     2013........   391    16.44 - 24.21      8,533       0.42         1.10 - 1.70     34.71  -  35.52
     2012 (ba)...   429    12.20 - 17.86      6,892         --         1.10 - 1.70     (2.85) -  (2.45)

     Invesco V.I. Money Market
     2014........   517     9.82 - 11.55      5,842       0.01         1.10 - 1.70     (1.67) -  (1.08)
     2013........   718     9.99 - 11.67      8,195       0.03         1.10 - 1.70     (1.65) -  (1.06)
     2012........   904    10.16 - 11.80     10,400       0.03         1.10 - 1.70     (1.66) -  (1.07)
     2011........ 1,111    10.33 - 11.93     12,939       0.05         1.10 - 1.70     (1.63) -  (1.04)
     2010........ 1,254    10.50 - 12.05     14,866       0.18         1.10 - 1.70     (1.51) -  (0.92)

     Invesco V.I. S&P 500 Index
     2014........ 1,882    14.74 - 16.93     34,156       1.83         0.70 - 2.05     11.02  -  12.53
     2013........ 2,066    13.28 - 15.04     33,532       2.03         0.70 - 2.05     29.23  -  30.99
     2012........ 2,391    10.27 - 11.48     29,851       2.07         0.70 - 2.05     13.31  -  14.85
     2011........ 2,722     9.07 - 10.00     29,967       1.94         0.70 - 2.05     (0.21) -   1.14
     2010........ 3,123     9.09 -  9.89     34,211       1.91         0.70 - 2.05     12.54  -  14.07

     Invesco V.I. Technology
     2014........   163    17.67 - 18.84      2,965         --         1.10 - 1.70      9.18  -   9.84
     2013........   177    16.18 - 17.15      2,947         --         1.10 - 1.70     23.04  -  23.78
     2012........   177    13.15 - 13.86      2,387         --         1.10 - 1.70      9.40  -  10.06
     2011........   193    12.02 - 12.59      2,371       0.19         1.10 - 1.70     (6.65) -  (6.09)
     2010........   214    12.88 - 13.41      2,815         --         1.10 - 1.70     19.26  -  19.98

     Invesco V.I. Value Opportunities
     2014........   465    15.72 - 17.02      7,599       1.40         1.10 - 1.70      4.82  -   5.45
     2013........   508    14.99 - 16.14      7,894       1.49         1.10 - 1.70     31.50  -  32.29
     2012........   559    11.40 - 12.20      6,590       1.50         1.10 - 1.70     15.72  -  16.41
     2011........   681    9.85  - 10.48      6,910       0.85         1.10 - 1.70     (4.68) -  (4.11)
     2010........   808    10.34 - 10.93      8,584       0.55         1.10 - 1.70      5.54  -   6.18

(ba) For the period beginning April 27, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
               -------------------------------------- ------------------------------------------------
                          ACCUMULATION                                   EXPENSE            TOTAL
               UNITS       UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts:
     Invesco V.I. American Franchise II
     2014.....  1,426    $ 19.65 - 22.79    $ 23,511       -- %        1.29 - 2.49%     5.48  -   6.77%
     2013.....  1,890      18.63 - 21.34      30,229      0.24         1.29 - 2.49     36.42  -  37.99
     2012.....  2,303      13.65 - 15.47      27,027        --         1.29 - 2.59     10.45  -  11.93
     2011.....  2,638      12.36 - 13.82      27,718        --         1.29 - 2.59     (7.92) -  (7.60)
     2010.....  3,259      13.56 - 14.95      37,032        --         1.29 - 2.59     17.61  -  18.02

     Invesco V.I. American Value II
     2014.....    983      24.99 - 28.66      28,615      0.19         1.29 - 2.59      6.64  -   8.07
     2013.....  1,253     23.12  - 26.87      33,767      0.54         1.29 - 2.59     30.47  -  32.21
     2012.....  1,633      17.49 - 20.60      33,463      0.62         1.29 - 2.59     14.04  -  15.56
     2011.....  2,055      15.13 - 18.06      36,578      0.59         1.29 - 2.59     (0.47) -  29.76
     2010.....  2,557      15.21 - 18.39      45,935      0.84         1.29 - 2.59     19.02  -  20.61

     Invesco V.I. Comstock II
     2014.....  4,761      19.36 - 21.18     100,267      1.05         1.29 - 2.59      6.27  -   7.69
     2013.....  6,033      17.97 - 19.93     118,371      1.40         1.29 - 2.59     32.14  -  33.90
     2012.....  7,653      13.42 - 15.08     112,848      1.47         1.29 - 2.59     15.84  -  17.39
     2011.....  9,615      11.43 - 13.02     121,444      1.39         1.29 - 2.59     (3.37) -  20.21
     2010..... 11,989      11.83 - 13.65     157,376      0.13         1.29 - 2.59     12.70  -  14.20

     Invesco V.I. Core Equity II
     2014.....    115      14.37 - 16.12       1,855      0.66         1.29 - 2.59      5.05  -   6.46
     2013.....    135      13.68 - 15.14       2,066      1.21         1.29 - 2.59     25.60  -  27.27
     2012.....    159      10.89 - 11.90       1,912      0.81         1.29 - 2.59     10.66  -  12.14
     2011.....    212       9.84 - 10.61       2,293      0.80         1.29 - 2.59     (2.87) -  (1.58)
     2010.....    237      10.13 - 10.78       2,602      0.74         1.29 - 2.59      6.42  -   7.84

     Invesco V.I. Diversified Dividend II
     2014.....  2,000      18.06 - 21.08      34,456      1.37         1.29 - 2.59      9.62  -  11.08
     2013.....  2,563      16.47 - 18.98      40,502      2.05         1.29 - 2.59     27.38  -  29.08
     2012.....  3,062      12.93 - 14.70      37,838      1.76         1.29 - 2.59     15.30  -  16.84
     2011.....  3,737      11.22 - 12.58      39,592      1.45         1.29 - 2.59     (2.65) -  (1.35)
     2010.....  4,451      11.52 - 12.75      48,029      1.38         1.29 - 2.59      7.35  -   8.78

     Invesco V.I. Diversified Income II
     2014.....     11      12.42 - 13.77         149      4.40         1.30 - 2.10      5.61  -   6.46
     2013.....     14      11.76 - 12.93         170      4.23         1.30 - 2.10     (2.33) -  (1.54)
     2012.....     22      12.04 - 13.14         275      4.69         1.30 - 2.10      8.08  -   8.95
     2011.....     19      11.14 - 12.06         224      4.63         1.30 - 2.10      4.51  -   5.35
     2010.....     21      10.66 - 11.45         228      4.93         1.30 - 2.10      7.42  -   8.29

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
               --------------------------------------- ------------------------------------------------
                          ACCUMULATION                                    EXPENSE            TOTAL
               UNITS       UNIT VALUE       NET ASSETS  INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST     (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------   ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Serieas II)
   Sub-Accounts (continued):
     Invesco V.I. Equity and Income II
     2014..... 1,734     $19.23 - 19.28      $33,898       1.50%        1.29 - 2.59%     5.95  -   7.36%
     2013..... 2,101      17.96 - 18.15       38,431       1.47         1.29 - 2.59     21.65  -  23.28
     2012..... 2,674      14.57 - 14.92       40,003       1.71         1.29 - 2.59      9.47  -  10.93
     2011..... 3,478      13.13 - 13.63       47,127       1.66         1.29 - 2.59     (2.57) -  10.46
     2010..... 3,394      13.48 - 14.17       47,464       1.95         1.29 - 2.59      9.13  -  10.59

     Invesco V.I. Global Core Equity II
     2014..... 1,130      14.41 - 16.82       15,474       1.51         1.29 - 2.59     (2.12) -  (0.81)
     2013..... 1,460      14.72 - 16.96       20,689       1.64         1.29 - 2.59     19.09  -  20.68
     2012..... 1,724      12.36 - 14.05       20,367       2.31         1.29 - 2.59     10.47  -  11.95
     2011..... 1,996      11.19 - 12.55       21,127         --         1.29 - 2.59    (19.53) - (18.81)

     Invesco V.I. Government Securities II
     2014.....    22      12.42 - 13.79          291       2.82         1.30 - 2.10      1.72  -   2.54
     2013.....    24      12.21 - 13.45          303       2.74         1.30 - 2.10     (4.87) -  (4.11)
     2012.....    34      12.84 - 14.02          460       2.68         1.30 - 2.10      0.09  -   0.90
     2011.....    42      12.83 - 13.90          564       3.64         1.30 - 2.10      5.40  -   6.24
     2010.....    61      12.17 - 13.08          770       3.99         1.30 - 2.10      2.92  -   3.74

     Invesco V.I. Growth and Income II
     2014..... 2,077      22.63 - 26.91       51,532       1.42         1.29 - 2.69      7.01  -   8.55
     2013..... 2,628      21.15 - 22.92       60,296       1.23         1.29 - 2.69     30.17  -  32.04
     2012..... 3,506      16.25 - 17.36       61,202       1.27         1.29 - 2.69     11.26  -  12.87
     2011..... 4,372      14.60 - 15.38       67,890       0.98         1.29 - 2.69    (10.80) -  (4.89)
     2010..... 5,458      15.35 - 15.94       88,173       0.10         1.29 - 2.69      9.18  -  10.75

     Invesco V.I. High Yield II
     2014.....   755      16.86 - 19.69        9,228       4.40         1.29 - 2.59     (1.05) -   0.28
     2013.....   861      17.04 - 19.63       10,574       9.62         1.29 - 2.59      4.65  -   5.38
     2012.....    20      18.51 - 19.99          389       4.82         1.30 - 2.00     14.64  -  15.45
     2011.....    23      16.14 - 17.31          396       6.88         1.30 - 2.00     (1.38) -  (0.69)
     2010.....    26      16.37 - 17.43          454       8.34         1.30 - 2.00     11.24  -  12.02

     Invesco V.I. International Growth II
     2014.....   210       9.85 - 10.90        2,354       1.01         1.29 - 2.44     (2.35) -  (1.20)
     2013.....   384      10.09 - 11.04        4,390       1.04         1.29 - 2.44     17.02  -  17.19
     2012.....   442       8.62 -  9.42        4,373       1.27         1.29 - 2.59     12.26  -  13.76
     2011.....   507       7.68 -  8.28        4,429         --         1.29 - 2.59    (16.51) - (15.76)
     2010.....    35      17.22 - 18.52          621       1.60         1.30 - 2.10     10.27  -  11.15

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                        AT DECEMBER 31,                      FOR THE YEAR ENDED DECEMBER 31,
              ------------------------------------- ------------------------------------------------
                        ACCUMULATION                                   EXPENSE            TOTAL
              UNITS      UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
              (000S)  LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
              ------  -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts (continued):
     Invesco V.I. Managed Volatility II (ag)
     2014....     7    $23.24 - 24.65     $   159       2.51%        1.30 - 1.85%    18.02  -  18.67%
     2013....     8     19.69 - 20.77         169       2.50         1.30 - 1.85      8.49  -   9.09
     2012....    11     18.15 - 19.04         197       2.34         1.30 - 1.85      1.45  -   2.01
     2011....    19     17.89 - 18.66         359       3.44         1.30 - 1.85     14.03  -  14.66
     2010....    28     15.69 - 16.28         448       3.28         1.30 - 1.85      4.07  -   4.64

     Invesco V.I. Mid Cap Core Equity II
     2014....    99     15.92 - 18.04       1,751         --         1.29 - 2.44      1.63  -   2.83
     2013....   119     15.66 - 17.54       2,089       0.50         1.29 - 2.44     25.33  -  26.81
     2012....   165     12.50 - 13.84       2,270         --         1.29 - 2.44      7.91  -   9.19
     2011....   232     11.58 - 12.67       2,950       0.09         1.29 - 2.44     (8.78) -  (7.71)
     2010....   268     12.70 - 13.73       3,700       0.31         1.29 - 2.44     11.00  -  12.31

     Invesco V.I. Mid Cap Growth II
     2014....   432     18.46 - 22.23       9,307         --         0.83 - 2.54      4.96  -   6.80
     2013....   517     20.82 - 22.59      10,586       0.22         0.83 - 2.59     33.07  -  35.47
     2012....   615     15.37 - 16.98       9,438         --         0.83 - 2.59      8.73  -   9.60
     2011....   742     14.02 - 15.62      10,412         --         0.70 - 2.59     (9.99) -  13.98
     2010....   879     15.58 - 17.69      13,827         --         0.70 - 2.59     23.98  -  26.39

     Invesco V.I. Money Market II
     2014....    73      8.42 -  9.73         691       0.01         1.30 - 2.40     (2.36) -  (1.28)
     2013....    78      8.63 -  9.85         742       0.04         1.30 - 2.40     (2.34) -  (1.26)
     2012....    77      8.83 -  9.98         745       0.03         1.30 - 2.40     (2.35) -  (1.27)
     2011....    97      9.05 - 10.11         961       0.05         1.30 - 2.40     (2.32) -  (1.24)
     2010....    96      9.26 - 10.23         962       0.18         1.30 - 2.40     (2.20) -  (1.12)

     Invesco V.I. S&P 500 Index II
     2014.... 3,329     19.80 - 23.11      55,401       1.53         1.29 - 2.59     10.03  -  11.50
     2013.... 4,142     17.99 - 20.73      62,217       1.73         1.29 - 2.59     28.15  -  29.86
     2012.... 5,012     14.04 - 15.96      59,512       1.79         1.29 - 2.59     12.52  -  14.02
     2011.... 5,842     12.48 - 14.00      61,658       1.66         1.29 - 2.59     (1.09) -   0.23
     2010.... 7,386     12.62 - 13.97      78,241       1.63         1.29 - 2.59     11.62  -  13.11

     Invesco V.I. Technology II
     2014....     1     16.90 - 17.93          12         --         1.30 - 1.85      8.79  -   9.39
     2013....     1     15.54 - 16.39          17         --         1.30 - 1.85     22.50  -  23.17
     2012....     2     12.68 - 13.31          31         --         1.30 - 1.85      9.00  -   9.60
     2011....     2     11.64 - 12.14          25       0.06         1.30 - 1.85     (7.05) -  (6.54)
     2010....     4     12.52 - 12.99          49         --         1.30 - 1.85     18.82  -  19.47

(ag) Previously known as Invesco V.I. Utilities II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts (continued):
     Invesco V.I. Value Opportunities II
     2014............  291    $16.01 - 18.35     $4,878        1.11%       1.29 - 2.44%     3.79  -   5.01%
     2013............  369     15.42 - 17.48      5,903        1.17        1.29 - 2.44     30.02  -  31.55
     2012............  475     11.86 - 13.28      5,849        1.18        1.29 - 2.44     14.78  -  16.13
     2011............  591     10.33 - 11.44      6,311        0.64        1.29 - 2.44     (5.75) -  (4.64)
     2010............  859     10.96 - 12.00      9,726        0.34        1.29 - 2.44      4.34  -   5.57
Investments in the
  Janus Aspen Series
   Sub-Account:
     Forty Portfolio
     2014............   <1     23.85 - 23.85         11        0.15        1.50 - 1.50      7.10  -   7.10
     2013............   <1     22.27 - 22.27         10        0.70        1.50 - 1.50     29.26  -  29.26
     2012............   <1     17.23 - 17.23          8        0.76        1.50 - 1.50     22.29  -  22.29
     2011............   <1     14.09 - 14.09          7        0.39        1.50 - 1.50     (8.09) -  (8.09)
     2010............   <1     15.33 - 15.33          7        0.29        1.50 - 1.50      5.15  -   5.15
Investments in the
  Lazard Retirement Series, Inc.
   Sub-Account:
     Emerging Markets Equity
     2014............   <1     48.02 - 48.02        < 1        1.45        1.50 - 1.50     (6.07) -  (6.07)
     2013............   <1     51.12 - 51.12          1        1.48        1.50 - 1.50     (2.72) -  (2.72)
     2012............   <1     52.55 - 52.55          1        1.68        1.50 - 1.50     20.22  -  20.22
     2011............   <1     43.71 - 43.71          1        2.11        1.50 - 1.50    (19.23) - (19.23)
     2010............   <1     54.12 - 54.12          1        0.82        1.50 - 1.50     20.86  -  20.86
Investments in the
  Legg Mason Partners Variable Equity Trust (ah)
   Sub-Accounts:
     ClearBridge Variable All Cap Value Portfolio I (ai)
     2014 (aj)(ak)...   --     12.73 - 12.73         --       28.20        1.50 - 1.50      7.64  -   7.64
     2013............   <1     11.83 - 11.83          2        1.44        1.50 - 1.50     30.18  -  30.18
     2012............   <1      9.09 -  9.09          1        1.74        1.50 - 1.50     13.25  -  13.25
     2011............   <1      8.02 -  8.02          1        1.40        1.50 - 1.50     (7.60) -  (7.60)
     2010............   <1      8.68 -  8.68          1        1.71        1.50 - 1.50     14.86  -  14.86

     ClearBridge Variable Large Cap Value Portfolio I
     2014 (aj).......   <1     19.52 - 19.52          2        1.94        1.50 - 1.50     10.03  -  10.03
     2013............   <1     17.74 - 17.74          2        1.71        1.50 - 1.50     30.38  -  30.38
     2012............   <1     13.61 - 13.61          1        2.33        1.50 - 1.50     14.75  -  14.75
     2011............   <1     11.86 - 11.86          1        2.25        1.50 - 1.50      3.38  -   3.38
     2010............   <1     11.47 - 11.47          1        2.88        1.50 - 1.50      7.82  -   7.82

(ah) Previously known as Legg Mason Partners Variable Portfolios I, Inc.
(ai) Previously known as Clearbridge Variable Fundamental All Cap Value Portfolio I
(aj) On December 5, 2014, ClearBridge Variable All Cap Value Portfolio I merged into ClearBridge Variable Large Cap Value Portfolio I
(ak) For the period beginning January 1, 2014 and ended December 5, 2014

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Lord Abbett Series Fund
   Sub-Account:
     Bond-Debenture
     2014.............. 1,126   $15.59 - 17.67    $19,340       4.27%        1.29 - 2.49%     1.75  -   3.00%
     2013.............. 1,422    15.17 - 17.15     23,794       4.50         1.29 - 2.59      5.37  -   6.78
     2012.............. 1,772    14.40 - 16.06     27,857       5.30         1.29 - 2.59      9.61  -  11.08
     2011.............. 2,149    13.14 - 14.46     30,483       5.35         1.29 - 2.59      1.69  -   3.04
     2010.............. 2,554    12.92 - 14.04     35,211       5.80         1.29 - 2.59      9.41  -  10.87

     Fundamental Equity
     2014..............   266    18.29 - 20.62      5,294       0.40         1.29 - 2.44      4.53  -   5.76
     2013..............   348    17.49 - 19.50      6,590       0.22         1.29 - 2.44     34.01  -  34.14
     2012..............   479    13.04 - 14.55      6,793       0.49         1.29 - 2.59      7.71  -   9.15
     2011..............   630    12.11 - 13.33      8,230       0.18         1.29 - 2.59     (6.96) -  (5.72)
     2010..............   813    13.01 - 14.14     11,249       0.29         1.29 - 2.59     15.95  -  17.49

     Growth and Income
     2014..............   847    14.54 - 16.39     13,443       0.62         1.29 - 2.44      5.03  -   6.26
     2013.............. 1,101    13.84 - 15.43     16,517       0.53         1.29 - 2.44     34.15  -  34.28
     2012.............. 1,467    10.31 - 11.50     16,481       0.93         1.29 - 2.59      9.18  -  10.64
     2011.............. 1,813     9.44 - 10.40     18,481       0.67         1.29 - 2.59     (8.51) -  (7.29)
     2010.............. 2,222    10.32 - 11.21     24,514       0.51         1.29 - 2.59     14.37  -  15.90

     Growth Opportunities
     2014..............   389    19.61 - 22.11      8,334         --         1.29 - 2.44      3.48  -   4.70
     2013..............   489    18.95 - 21.12     10,040         --         1.29 - 2.44     33.74  -  35.31
     2012..............   645    14.17 - 15.61      9,823         --         1.29 - 2.44     11.31  -  12.63
     2011..............   787    12.73 - 13.86     10,684         --         1.29 - 2.44    (12.24) - (11.21)
     2010..............   940    14.50 - 15.61     14,399         --         1.29 - 2.44     19.93  -  21.34

     Mid-Cap Stock
     2014..............   874    16.22 - 18.39     15,550       0.40         1.29 - 2.49      8.75  -  10.09
     2013.............. 1,112    14.92 - 16.70     18,049       0.38         1.29 - 2.49     28.16  -  28.64
     2012.............. 1,516    11.64 - 12.98     19,205       0.62         1.29 - 2.59     11.57  -  13.06
     2011.............. 1,956    10.43 - 11.48     21,997       0.20         1.29 - 2.59     (6.49) -  (5.25)
     2010.............. 2,335    11.16 - 12.12     27,793       0.37         1.29 - 2.59     22.19  -  23.81

Investments in the
  MFS Variable Insurance Trust
   Sub-Accounts:
     MFS Growth
     2014..............    46    10.29 - 22.66        789       0.10         1.15 - 1.65      7.16  -   7.70
     2013..............    50     9.60 - 21.04        785       0.23         1.15 - 1.65     34.61  -  35.29
     2012..............    53     7.13 - 15.55        622         --         1.15 - 1.65     15.46  -  16.04
     2011..............    71     6.18 - 13.40        685       0.19         1.15 - 1.65     (1.95) -  (1.46)
     2010..............    87     6.30 - 13.60        836       0.11         1.15 - 1.65     13.45  -  14.02

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable Insurance Trust
   Sub-Accounts (continued):
     MFS High Yield
     2014........   36    $18.39 - 18.97     $  674       3.51%        1.25 - 1.45%     1.33  -   1.53%
     2013 (aq)...   17     18.15 - 18.68        319       2.49         1.25 - 1.45      3.45  -   3.53

     MFS Investors Trust
     2014........   70     14.90 - 18.68      1,155       0.91         1.15 - 1.65      9.19  -   9.74
     2013........   77     13.65 - 17.02      1,158       1.11         1.15 - 1.65     29.89  -  30.54
     2012........   83     10.51 - 13.04        960       0.91         1.15 - 1.65     17.23  -  17.82
     2011........   98      8.96 - 11.07        970       0.76         1.15 - 1.65     (3.78) -  (3.30)
     2010........  163      9.31 - 11.45      1,666       1.20         1.15 - 1.65      9.28  -   9.83

     MFS New Discovery
     2014........   52     16.51 - 35.06      1,366         --         1.15 - 1.65     (8.78) -  (8.32)
     2013........   62     18.09 - 38.24      1,798         --         1.15 - 1.65     39.21  -  39.90
     2012........   76     13.00 - 27.33      1,576         --         1.15 - 1.65     19.24  -  19.84
     2011........   91     10.90 - 22.81      1,576         --         1.15 - 1.65    (25.67) - (11.29)
     2010........  102     12.35 - 25.71      2,008         --         1.15 - 1.65     12.94  -  34.78

     MFS Research
     2014........   40     13.01 - 17.59        610       0.85         1.15 - 1.65      8.40  -   8.94
     2013........   48     12.00 - 16.15        677       0.32         1.15 - 1.65     30.12  -  30.77
     2012........   51      9.22 - 12.35        548       0.80         1.15 - 1.65     15.35  -  15.93
     2011........   61      8.00 - 10.65        568       0.86         1.15 - 1.65     (2.08) -  (1.59)
     2010........   64      8.17 - 10.82        608       0.95         1.15 - 1.65     14.00  -  14.57

     MFS Research Bond
     2014........   35     18.73 - 19.92        700       2.64         1.25 - 1.65      4.11  -   4.53
     2013........   46     17.99 - 19.05        861       1.18         1.25 - 1.65     (2.65) -  (2.26)
     2012........   48     18.48 - 19.50        929       2.80         1.25 - 1.65      5.59  -   6.01
     2011........   56     17.50 - 18.39      1,028       2.46         1.25 - 1.65      5.00  -   5.42
     2010........   79     16.67 - 17.44      1,367       3.15         1.25 - 1.65      5.71  -   6.13

     MFS Utilities
     2014........    8     30.80 - 31.92        262       2.20         1.35 - 1.59     10.95  -  11.22
     2013........    8     27.76 - 28.70        223       2.56         1.35 - 1.59     16.65  -  18.62
     2012........   10     23.40 - 24.60        240       6.57         1.15 - 1.59     12.38  -  14.12
     2011........   12     20.82 - 21.56        255       3.23         1.35 - 1.65      5.04  -   5.36
     2010........   13     19.82 - 20.46        257       3.08         1.35 - 1.65     11.95  -  12.28

(aq) For the period beginning August 16, 2013 and ended December 31, 2013

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable Insurance Trust (Service Class)
   Sub-Accounts:
     MFS Growth (Service Class)
     2014...     5   $14.91 - 15.99    $    83        -- %        1.35 - 1.85%     6.67  -   7.22%
     2013...     9    13.98 - 14.91        124       0.12         1.35 - 1.85     33.97  -  34.65
     2012...    10    10.44 - 11.07        106         --         1.35 - 1.85     14.90  -  15.49
     2011...    15     9.08 -  9.59        139       0.02         1.35 - 1.85     (2.39) -  (1.90)
     2010...    28     9.31 -  9.77        265         --         1.35 - 1.85     12.90  -  13.47

     MFS Investors Trust (Service Class)
     2014...     8    15.51 - 16.63        132       0.72         1.35 - 1.85      8.66  -   9.22
     2013...     9    14.28 - 15.23        140       0.97         1.35 - 1.85     29.30  -  29.96
     2012...    10    11.04 - 11.72        120       0.68         1.35 - 1.85     16.63  -  17.22
     2011...    15     9.47 -  9.99        148       0.73         1.35 - 1.85     (4.22) -  (3.73)
     2010...    18     9.88 - 10.38        183       0.97         1.35 - 1.85      8.83  -   9.38

     MFS New Discovery (Service Class)
     2014...     6    16.69 - 17.89        111         --         1.35 - 1.85     (9.21) -  (8.74)
     2013...     8    18.38 - 19.61        165         --         1.35 - 1.85     38.61  -  39.31
     2012...    10    13.26 - 14.07        133         --         1.35 - 1.85     18.66  -  19.26
     2011...    19    11.18 - 11.80        228         --         1.35 - 1.85    (12.15) - (11.70)
     2010...    24    12.72 - 13.36        322         --         1.35 - 1.85     33.43  -  34.11

     MFS Research (Service Class)
     2014...     3    15.49 - 16.60         42       0.42         1.35 - 1.85      7.90  -   8.45
     2013...     4    14.35 - 15.31         67       0.27         1.35 - 1.85     29.56  -  30.22
     2012...     5    11.08 - 11.76         63       0.64         1.35 - 1.85     14.74  -  15.32
     2011...    10     9.66 - 10.19        104       0.62         1.35 - 1.85     (2.52) -  (2.03)
     2010...    16     9.91 - 10.40        168       0.72         1.35 - 1.85     13.51  -  14.08

     MFS Utilities (Service Class)
     2014...    47    25.56 - 31.58      1,373       1.92         1.35 - 2.00     10.22  -  10.95
     2013...    56    23.04 - 28.65      1,477       2.13         1.35 - 2.00     17.81  -  18.59
     2012...    60    19.42 - 24.32      1,355       6.21         1.35 - 2.00     10.94  -  11.68
     2011...    64    17.39 - 21.92      1,313       3.01         1.35 - 2.00      4.38  -   5.07
     2010...    72    16.55 - 21.00      1,401       2.74         1.35 - 2.00     11.24  -  11.98

Investments in the
  Morgan Stanley Variable Investment Series
   Sub-Accounts:
     European Equity
     2014...   913    11.69 - 13.49     31,020       2.50         0.70 - 2.05    (10.98) -  (9.77)
     2013... 1,082    13.14 - 14.96     39,980       2.87         0.70 - 2.05     24.92  -  26.61
     2012... 1,270    10.52 - 11.81     36,933       2.78         0.70 - 2.05     16.10  -  17.68
     2011... 1,534     9.06 - 10.04     37,738       2.41         0.70 - 2.05    (11.47) - (10.27)
     2010... 1,820    10.23 - 11.19     50,452       2.45         0.70 - 2.05      5.05  -   6.48

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley Variable Investment Series
   Sub-Accounts (continued):
     Global Infrastructure
     2014 (al) (am)...    --   $15.41 - 18.03    $     --      4.92%        0.70 - 1.98%     5.70  -   6.12%
     2013............. 1,423    14.58 - 16.99      53,820      2.64         0.70 - 1.98     15.60  -  17.09
     2012............. 1,661    12.61 - 14.51      53,561      2.40         0.70 - 1.98     16.36  -  17.86
     2011............. 1,963    10.84 - 12.31      54,192      2.58         0.70 - 1.98     13.80  -  15.26
     2010............. 2,314     9.52 - 10.68      56,101      2.87         0.70 - 1.98      4.83  -   6.18

     Income Plus
     2014............. 1,802    18.27 - 24.38      62,077      4.24         0.70 - 2.05      5.60  -   7.03
     2013............. 2,110    17.30 - 22.77      67,858      4.88         0.70 - 2.05     (1.02) -   0.32
     2012............. 2,475    17.48 - 22.70      79,591      5.71         0.70 - 2.05     11.77  -  13.30
     2011............. 2,910    15.64 - 20.04      83,302      5.89         0.70 - 2.05      2.88  -   4.28
     2010............. 3,561    15.20 - 19.22      98,116      6.18         0.70 - 2.05      7.06  -   8.51

     Limited Duration
     2014.............   680     9.73 - 11.92       7,236      1.80         0.70 - 1.85     (0.72) -   0.42
     2013.............   801     9.80 - 11.87       8,558      2.51         0.70 - 1.85     (1.45) -  (0.31)
     2012.............   901     9.95 - 11.90       9,739      2.97         0.70 - 1.85      1.44  -   2.62
     2011............. 1,106     9.81 - 11.60      11,737      3.35         0.70 - 1.85      0.88  -   2.04
     2010............. 1,322     9.72 - 11.37      13,853      3.49         0.70 - 1.85      0.48  -   1.64

     Money Market
     2014............. 1,943     9.30 - 11.76      26,369      0.01         0.70 - 2.05     (2.02) -  (0.69)
     2013............. 2,266     9.49 - 11.84      31,387      0.01         0.70 - 2.05     (2.02) -  (0.69)
     2012............. 2,779     9.68 - 11.92      39,127      0.01         0.70 - 2.05     (2.02) -  (0.69)
     2011............. 3,311     9.88 - 12.01      47,376      0.01         0.70 - 2.05     (2.01) -  (0.69)
     2010............. 3,762    10.09 - 12.09      54,829      0.01         0.70 - 2.05     (2.02) -  (0.69)

     Multi Cap Growth
     2014............. 2,661    16.84 - 18.25     189,913        --         0.70 - 2.05      3.56  -   4.97
     2013............. 3,100    16.26 - 17.39     211,234      0.41         0.70 - 2.05     47.70  -  49.71
     2012............. 3,471    11.01 - 11.61     155,909        --         0.70 - 2.05     10.09  -  11.59
     2011............. 4,049    10.00 - 10.41     163,632      0.17         0.70 - 2.05     (8.63) -  (7.39)
     2010............. 4,781    10.94 - 11.24     208,335      0.16         0.70 - 2.05     25.17  -  26.87
Investments in the
  Morgan Stanley Variable Investment Series (Class Y Shares)
   Sub-Accounts
     European Equity (Class Y Shares)
     2014.............   690    16.76 - 19.21       8,227      2.19         1.29 - 2.44    (11.58) - (10.54)
     2013.............   852    18.95 - 21.48      11,405      2.69         1.29 - 2.44     24.10  -  25.56
     2012............. 1,041    15.27 - 17.10      11,349      2.49         1.29 - 2.44     15.27  -  16.63
     2011............. 1,204    13.25 - 14.66      11,290      2.24         1.29 - 2.44    (12.05) - (11.01)
     2010............. 1,563    15.06 - 16.48      17,219      2.24         1.29 - 2.44      4.35  -   5.58

(al)On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(am)For the period beginning January 1, 2014 and ended April 25, 2014

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley Variable Investment Series (Class Y Shares)
   Sub-Accounts (continued):
     Global Infrastructure (Class Y Shares)
     2014 (am) (an)...    --   $24.95 - 28.85    $     --      4.31%        1.29 - 2.59%     5.42  -   5.86%
     2013.............   909    23.66 - 27.26      14,266      2.35         1.29 - 2.59     14.50  -  16.03
     2012............. 1,038    20.67 - 23.49      14,220      2.20         1.29 - 2.59     15.37  -  16.91
     2011............. 1,190    17.91 - 20.09      14,141      2.26         1.29 - 2.59     12.83  -  14.33
     2010............. 1,454    15.88 - 17.58      15,392      2.62         1.29 - 2.59      3.98  -   5.37

     Income Plus (Class Y Shares)
     2014............. 3,904    14.44 - 16.86      68,046      3.90         1.29 - 2.59      4.62  -   6.01
     2013............. 4,890    13.81 - 15.90      80,729      4.60         1.29 - 2.59     (1.80) -  (0.49)
     2012............. 5,729    14.06 - 15.98      95,435      5.60         1.29 - 2.59     10.87  -  12.35
     2011............. 6,775    12.68 - 14.22     100,407      5.65         1.29 - 2.59      2.01  -   3.37
     2010............. 8,429    12.43 - 13.76     121,240      5.71         1.29 - 2.59      6.19  -   7.61

     Limited Duration (Class Y Shares)
     2014............. 2,974     7.97 -  9.30      27,560      1.50         1.29 - 2.59     (1.77) -  (0.46)
     2013............. 3,415     8.11 -  9.34      31,940      2.28         1.29 - 2.59     (2.50) -  (1.20)
     2012............. 3,926     8.32 -  9.45      37,443      2.79         1.29 - 2.59      0.37  -   1.72
     2011............. 4,529     8.29 -  9.29      42,641      2.99         1.29 - 2.59     (0.20) -   1.13
     2010............. 5,588     8.30 -  9.19      52,204      3.32         1.29 - 2.59     (0.43) -   0.90

     Money Market (Class Y Shares)
     2014............. 3,152     8.50 -  9.93      30,167      0.01         1.29 - 2.59     (2.58) -  (1.28)
     2013............. 3,849     8.73 - 10.05      37,519      0.01         1.29 - 2.59     (2.58) -  (1.28)
     2012............. 4,716     8.96 - 10.18      46,745      0.01         1.29 - 2.59     (2.59) -  (1.28)
     2011............. 5,322     9.20 - 10.32      53,761      0.01         1.29 - 2.59     (2.57) -  (1.28)
     2010............. 6,282     9.44 - 10.45      64,508      0.01         1.29 - 2.59     (2.58) -  (1.28)

     Multi Cap Growth (Class Y Shares)
     2014............. 2,784    26.89 - 31.39      53,613        --         1.29 - 2.59      2.71  -   4.08
     2013............. 3,643    26.18 - 30.16      68,914      0.25         1.29 - 2.59     46.48  -  48.43
     2012............. 3,313    17.87 - 20.32      43,808        --         1.29 - 2.59      9.18  -  10.64
     2011............. 3,954    16.37 - 18.36      47,586        --         1.29 - 2.59     (9.37) -  (8.16)
     2010............. 4,919    18.06 - 19.99      64,428        --         1.29 - 2.59     24.13  -  25.79

(am) For the period beginning January 1, 2014 and ended April 25, 2014
(an) On April 25, 2014, Global Infrastructure (Class Y Shares) merged into Van Kampen UIF Global Infrastructure (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Neuberger Berman Advisors Management Trust
   Sub-Accounts:
     AMT Large Cap Value
     2014...    1    $18.97 - 18.97     $   21       0.68%        1.59 - 1.59%     8.12  -   8.12%
     2013...    1     17.55 - 17.55         24       1.18         1.59 - 1.59     29.07  -  29.07
     2012...    1     13.59 - 13.59         19       0.43         1.59 - 1.59     14.76  -  14.76
     2011...    1     11.85 - 11.85         17         --         1.59 - 1.59    (12.75) - (12.75)
     2010...    2     13.58 - 13.58         34       0.64         1.59 - 1.59     13.84  -  13.84

     AMT Mid-Cap Growth
     2014...   --     14.15 - 28.24         --         --         1.15 - 1.65      5.82  -   6.35
     2013...    2     13.37 - 13.37         23         --         1.65 - 1.65     30.44  -  30.44
     2012...    2     10.25 - 10.25         18         --         1.65 - 1.65    (42.11) -  10.57
     2011...    3      9.27 - 17.71         44         --         1.37 - 1.65     (2.92) -  (0.89)
     2010...   --        N/A -  N/A         --         --           N/A - N/A        N/A  -   N/A

Investments in the
  Oppenheimer Variable Account Funds
   Sub-Accounts:
     Oppenheimer Capital Appreciation
     2014...  207     13.12 - 17.17      3,322       0.43         1.15 - 1.85     13.27  -  14.09
     2013...  243     11.58 - 15.05      3,433       0.96         1.15 - 1.85     27.34  -  28.26
     2012...  292      9.09 - 11.73      3,211       0.68         1.15 - 1.85     12.00  -  12.81
     2011...  332      8.12 - 10.40      3,229       0.40         1.15 - 1.85     (2.97) -  (2.28)
     2010...  438      8.37 - 10.64      4,390       0.17         1.15 - 1.85      7.39  -   8.17

     Oppenheimer Capital Income
     2014...  104     14.05 - 14.54      1,479       2.05         1.15 - 1.80      6.25  -   6.96
     2013...  112     13.23 - 13.59      1,499       2.25         1.15 - 1.80     11.13  -  11.88
     2012...  142     11.90 - 12.15      1,689       1.39         1.15 - 1.80     10.31  -  11.05
     2011...  171     10.79 - 10.94      1,846       2.42         1.15 - 1.80     (1.09) -  (0.43)
     2010...  206     10.91 - 10.99      2,237       1.35         1.15 - 1.80     10.88  -  11.62

     Oppenheimer Core Bond
     2014...   55     12.15 - 12.53        688       5.75         1.25 - 1.45      5.72  -   5.93
     2013...   80     11.49 - 11.83        937       5.18         1.25 - 1.45     (1.54) -  (1.34)
     2012...   91     11.67 - 11.99      1,079       4.87         1.25 - 1.45      8.92  -  11.43
     2011...  101     10.48 - 11.01      1,102       6.58         1.25 - 1.65      6.50  -   6.93
     2010...  144      9.84 - 10.30      1,469       1.93         1.25 - 1.65      9.59  -  10.03

     Oppenheimer Discovery Mid Cap Growth
     2014...   62     13.45 - 13.73        627         --         1.15 - 1.85      3.83  -   4.57
     2013...   64     12.95 - 13.13        620       0.01         1.15 - 1.85     33.47  -  34.43
     2012...   73      9.70 -  9.77        548         --         1.15 - 1.85     14.39  -  15.01
     2011...   89      8.48 -  8.49        603         --         1.15 - 1.85     (0.77) -  (0.06)
     2010...  108      8.49 -  8.56        762         --         1.15 - 1.85     25.11  -  26.01

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable Account Funds
   Sub-Accounts (continued):
     Oppenheimer Global
     2014...    97   $19.41 - 27.19    $ 2,528       1.15%        1.15 - 1.85%     0.40  -   1.12%
     2013...   117    19.33 - 26.88      3,044       1.34         1.15 - 1.85     24.95  -  25.85
     2012...   142    15.47 - 21.36      2,908       2.16         1.15 - 1.85     19.02  -  19.88
     2011...   160    13.00 - 17.82      2,734       1.43         1.15 - 1.85     (9.98) -  (9.34)
     2010...   209    14.44 - 19.66      3,973       1.47         1.15 - 1.85     13.82  -  14.64

     Oppenheimer Global Strategic Income
     2014...   130    18.43 - 21.17      1,847       4.18         1.15 - 1.85      0.94  -   1.66
     2013...   149    18.26 - 20.83      2,135       4.88         1.15 - 1.85     (1.27) -   0.17
     2012...   167    18.23 - 21.10      2,493       5.58         1.15 - 2.00     11.26  -  12.23
     2011...   141    16.39 - 18.80      2,522       3.54         1.15 - 2.00     (1.16) -  (0.30)
     2010...   186    16.58 - 18.85      3,331       8.70         1.15 - 2.00     12.67  -  13.65

     Oppenheimer Main Street
     2014...   102    16.06 - 16.66      1,625       0.82         1.15 - 1.85      8.66  -   9.44
     2013...   113    14.78 - 15.22      1,647       1.13         1.15 - 1.85     29.34  -  30.27
     2012...   133    11.43 - 11.68      1,493       0.95         1.15 - 1.85     14.70  -  15.53
     2011...   193     9.96 - 10.11      1,878       0.86         1.15 - 1.85     (1.86) -  (1.16)
     2010...   230    10.15 - 10.23      2,277       1.12         1.15 - 1.85     13.96  -  14.78

     Oppenheimer Main Street Small Cap
     2014...    35    34.88 - 37.10      1,284       0.91         1.25 - 1.65     10.10  -  10.54
     2013...    45    31.68 - 33.56      1,493       0.95         1.25 - 1.65     38.71  -  39.27
     2012...    47    22.84 - 24.10      1,123       0.58         1.25 - 1.65     16.05  -  16.52
     2011...    60    19.68 - 20.68      1,224       0.65         1.25 - 1.65     (3.81) -  (3.42)
     2010...    77    20.46 - 21.41      1,628       0.66         1.25 - 1.65     21.39  -  21.87

Investments in the
  Oppenheimer Variable Account Funds (Service Shares ("SS"))
   Sub-Accounts:
     Oppenheimer Capital Appreciation (SS)
     2014... 1,215    17.72 - 20.94     24,513       0.18         1.29 - 2.69     12.03  -  13.64
     2013... 1,613    15.82 - 18.42     28,727       0.74         1.29 - 2.69     25.95  -  27.76
     2012... 2,085    12.56 - 14.42     29,198       0.41         1.29 - 2.69     10.74  -  12.34
     2011... 2,606    11.34 - 12.84     32,616       0.12         1.29 - 2.69     (4.02) -  (2.64)
     2010... 3,242    11.82 - 13.19     41,804         --         1.29 - 2.69      6.21  -   7.74

     Oppenheimer Capital Income (SS)
     2014...   610    13.54 - 15.80      9,239       1.89         1.29 - 2.54      5.27  -   6.62
     2013...   778    12.86 - 14.82     11,122       2.14         1.29 - 2.54     10.55  -  11.38
     2012...   990    11.64 - 13.31     12,769       1.22         1.29 - 2.59      9.19  -  10.66
     2011... 1,191    10.66 - 12.03     13,935       2.19         1.29 - 2.59     (2.21) -  (0.91)
     2010... 1,463    10.90 - 12.14     17,337       1.16         1.29 - 2.59      9.76  -  11.22

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable Account Funds (Service Shares ("SS"))
   Sub-Accounts (continued):
     Oppenheimer Core Bond (SS)
     2014... 2,420   $ 8.20 -  9.30    $21,909       5.03%        1.29 - 2.49%     4.26  -   5.55%
     2013... 2,963     7.87 -  8.81     25,481       4.93         1.29 - 2.49     (2.86) -  (1.67)
     2012... 3,398     8.10 -  8.96     29,826       4.92         1.29 - 2.49      7.42  -   8.75
     2011... 3,796     7.54 -  8.24     30,707       5.91         1.29 - 2.49      5.25  -   6.54
     2010... 4,692     7.19 -  7.73     35,711       1.68         1.29 - 2.44      8.57  -   9.85

     Oppenheimer Discovery Mid Cap Growth (SS)
     2014...   333    19.44 - 22.54      7,200         --         1.29 - 2.49      2.90  -   4.16
     2013...   404    18.89 - 21.64      8,408         --         1.29 - 2.49     32.25  -  33.88
     2012...   524    14.28 - 16.17      8,181         --         1.29 - 2.49     13.27  -  14.66
     2011...   626    12.61 - 14.10      8,556         --         1.29 - 2.49     (1.67) -  (0.46)
     2010...   752    12.82 - 14.16     10,365         --         1.29 - 2.49     24.00  -  25.52

     Oppenheimer Global (SS)
     2014...   391    24.78 - 28.92     10,928       0.91         1.29 - 2.54     (0.54) -   0.74
     2013...   505    24.91 - 28.70     14,016       1.14         1.29 - 2.54     23.77  -  25.35
     2012...   666    20.13 - 22.90     14,798       1.91         1.29 - 2.54     17.87  -  19.39
     2011...   876    17.07 - 19.18     16,358       1.16         1.29 - 2.54    (10.85) -  (9.70)
     2010... 1,111    19.15 - 21.24     23,050       1.24         1.29 - 2.54     12.77  -  14.21

     Oppenheimer Global Strategic Income (SS)
     2014... 2,933    16.00 - 18.68     52,817       3.92         1.29 - 2.54     (0.11) -   1.17
     2013... 3,575    15.75 - 18.46     63,803       4.56         1.29 - 2.69     (3.05) -  (1.65)
     2012... 4,257    16.24 - 18.77     77,554       5.37         1.29 - 2.69     10.10  -  11.69
     2011... 4,507    14.75 - 16.81     73,806       3.03         1.29 - 2.69     (2.05) -  (0.65)
     2010... 5,770    15.06 - 16.92     95,404       8.36         1.29 - 2.69     11.69  -  13.29

     Oppenheimer Main Street (SS)
     2014... 1,784    19.62 - 23.33     40,001       0.58         1.29 - 2.69      7.43  -   8.98
     2013... 2,273    18.26 - 21.41     46,945       0.86         1.29 - 2.69     27.91  -  29.74
     2012... 3,054    14.28 - 16.50     48,810       0.67         1.29 - 2.69     13.47  -  15.10
     2011... 3,708    12.58 - 14.34     51,675       0.61         1.29 - 2.69     (2.99) -  (1.60)
     2010... 4,508    12.97 - 14.57     64,079       0.90         1.29 - 2.69     12.71  -  14.33

     Oppenheimer Main Street Small Cap (SS)
     2014...   523    30.52 - 35.61     17,926       0.62         1.29 - 2.54      8.82  -  10.21
     2013...   674    28.04 - 32.31     21,002       0.72         1.29 - 2.54     37.77  -  38.81
     2012...   913    20.35 - 23.28     20,594       0.33         1.29 - 2.59     14.62  -  16.15
     2011... 1,139    17.76 - 20.04     22,199       0.42         1.29 - 2.59     (4.91) -  (3.64)
     2010... 1,421    18.67 - 20.80     28,817       0.42         1.29 - 2.59     19.87  -  21.47

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                         AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
               -------------------------------------- -------------------------------------------------
                         ACCUMULATION                                     EXPENSE            TOTAL
               UNITS      UNIT VALUE      NET ASSETS   INVESTMENT         RATIO**          RETURN***
               (000S)  LOWEST TO HIGHEST    (000S)    INCOME RATIO*  LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------  -----------------  ----------  -------------  ----------------- -----------------
Investments in the
  PIMCO Variable Insurance Trust
   Sub-Account:
     Foreign Bond (US Dollar-Hedged)
     2014.....   <1     $17.42 - 17.42      $    1         1.61%        1.50 - 1.50%     9.49  -   9.49%
     2013.....   <1      15.91 - 15.91           2         1.77         1.50 - 1.50     (1.01) -  (1.01)
     2012.....   <1      16.07 - 16.07           2         2.26         1.50 - 1.50      9.18  -   9.18
     2011.....   <1      14.72 - 14.72           1         2.09         1.50 - 1.50      5.17  -   5.17
     2010.....   <1      14.00 - 14.00           1         1.79         1.50 - 1.50      6.87  -   6.87

     Money Market
     2014.....    2       9.81 -  9.81          19        <0.01         1.50 - 1.50     (1.49) -  (1.49)
     2013.....    2       9.96 -  9.96          20         0.06         1.50 - 1.50     (1.44) -  (1.44)
     2012.....    2      10.11 - 10.11          21         0.06         1.50 - 1.50     (1.44) -  (1.44)
     2011.....    2      10.25 - 10.25          21         0.06         1.50 - 1.50     (1.44) -  (1.44)
     2010.....    2      10.40 - 10.40          22         0.05         1.50 - 1.50     (1.45) -  (1.45)

     PIMCO VIT Total Return
     2014.....   <1      17.10 - 17.10           2         2.22         1.50 - 1.50      2.71  -   2.71
     2013.....   <1      16.65 - 16.65           2         2.14         1.50 - 1.50     (3.43) -  (3.43)
     2012.....   <1      17.24 - 17.24           1         2.57         1.50 - 1.50      7.94  -   7.94
     2011.....   <1      15.97 - 15.97           1         2.72         1.50 - 1.50      2.06  -   2.06
     2010.....   <1      15.65 - 15.65           1         2.32         1.50 - 1.50      6.50  -   6.50

     PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
     2014.....  236       6.36 -  7.04       1,606         0.26         1.29 - 2.44    (20.61) - (19.67)
     2013.....  328       8.01 -  8.76       2,804         1.74         1.29 - 2.44    (16.80) - (15.82)
     2012.....  421       9.63 - 10.41       4,286         2.41         1.29 - 2.44      2.55  -   3.76
     2011.....  477       9.39 - 10.03       4,691        14.63         1.29 - 2.44     (9.79) -  (8.73)
     2010.....  520      10.40 - 10.99       5,621        13.62         1.29 - 2.44     21.22  -  22.65

     PIMCO VIT Emerging Markets Bond (Advisor Shares)
     2014.....   67      13.59 - 15.04         969         5.36         1.29 - 2.44     (1.07) -   0.10
     2013.....  100      13.73 - 15.03       1,450         5.15         1.29 - 2.44     (9.31) -  (8.24)
     2012.....  127      15.14 - 16.38       2,020         4.99         1.29 - 2.44     14.87  -  16.23
     2011.....  144      13.18 - 14.09       1,989         4.43         1.29 - 2.44      3.63  -   4.85
     2010.....  188      12.72 - 13.44       2,484         4.43         1.29 - 2.44      9.32  -  10.61

     PIMCO VIT Real Return (Advisor Shares)
     2014.....  215      12.27 - 13.58       2,818         1.32         1.29 - 2.44      0.48  -   1.66
     2013.....  376      12.21 - 13.36       4,875         1.33         1.29 - 2.44    (10.61) - (10.48)
     2012.....  546      13.66 - 14.92       7,959         1.01         1.29 - 2.59      5.82  -   7.24
     2011.....  581      12.91 - 13.91       7,910         2.00         1.29 - 2.59      8.68  -  10.13
     2010.....  723      11.96 - 12.63       8,968         1.42         1.29 - 2.44      5.37  -   6.61

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
                      -------------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS        UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S)    LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------    ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable Insurance Trust
   Sub-Account (continued):
     PIMCO VIT Total Return (Advisor Shares)
     2014............   907      $13.44 - 15.08    $13,235        2.00%       1.29 - 2.59%     1.48  -   2.83%
     2013............ 1,297       13.24 - 14.66     18,497        2.11        1.29 - 2.59     (4.60) -  (3.32)
     2012............ 1,583       13.88 - 15.16     23,459        2.51        1.29 - 2.59      6.65  -   8.08
     2011............ 1,912       13.01 - 14.03     26,297        2.45        1.29 - 2.59      0.83  -   2.18
     2010............ 2,369       12.91 - 13.73     31,973        2.38        1.29 - 2.59      5.21  -   6.62
Investments in the
  Profunds VP
   Sub-Accounts:
     ProFund VP Financials
     2014............    <1        9.87 -  9.87          2       <0.01         .50 - 1.50     11.25  -  11.25
     2013............    <1        8.87 -  8.87          4       <0.01        1.50 - 1.50     30.12  -  30.12
     2012............    <1        6.82 -  6.82          4        0.11        1.50 - 1.50     22.88  -  22.88
     2011............    <1        5.55 -  5.55          3          --        1.50 - 1.50    (15.11) - (15.11)
     2010............    <1        6.54 -  6.54          1          --        1.50 - 1.50    (34.64) -   9.29

     ProFund VP Health Care
     2014............    <1       20.97 - 20.97          2        0.04        1.50 - 1.50     21.87  -  21.87
     2013............    <1       17.21 - 17.21          5        0.00        1.50 - 1.50     37.69  -  37.69
     2012............    <1       12.50 - 12.50          3        0.37        1.50 - 1.50     15.66  -  15.66
     2011............    <1       10.80 - 10.80          3        0.40        1.50 - 1.50      8.49  -   8.49
     2010............    <1        9.96 -  9.96          0          --        1.50 - 1.50      1.32  -   1.32

     Profund VP Large-Cap Value
     2014............    26       12.17 - 12.17        316       <0.01        2.10 - 2.10        N/A  -   N/A
     2013............    --          N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2012............    --          N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2011............    --          N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2010............    --          N/A -  N/A         --          --          N/A - N/A        N/A -    N/A

     ProFund VP Mid-Cap Value
     2014............    --          N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2013............    --          N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2012............    <1       10.76 - 10.76          5        0.15        1.50 - 1.50     14.84  -  14.84
     2011............    <1        9.37 -  9.37          4        0.17        1.50 - 1.50     (5.34) -  (5.34)
     2010............    <1        9.90 -  9.90          4        0.30        1.50 - 1.50     18.67  -  18.67

     ProFund VP Telecommunications
     2014............    --       11.05 - 11.05          2        2.15        1.50 - 1.50     (0.92) -  (0.92)
     2013............    <1       11.15 - 11.15          4        0.03        1.50 - 1.50     10.41  -  10.41
     2012............    <1       10.10 - 10.10          3        3.90        1.50 - 1.50     14.79  -  14.79
     2011............    <1        8.80 -  8.80          3        4.20        1.50 - 1.50      0.36  -   0.36
     2010............    <1        8.77 -  8.77          1        5.13        1.50 - 1.50     13.97  -  13.97

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Profunds VP
   Sub-Accounts (continued):
     ProFund VP Utilities
     2014.........     1   $13.01 - 13.01    $    13        1.14%       1.50 - 1.50%    24.02  -  24.02%
     2013.........     2    10.49 - 10.49         20        0.03        1.50 - 1.50     11.64  -  11.64
     2012.........     2     9.40 -  9.40         18        1.36        1.50 - 1.50     (1.34) -  (1.34)
     2011.........     5     9.52 -  9.52         50        2.47        1.50 - 1.50      15.77 -  15.77
     2010.........     5     8.23 -  8.23         44        3.05        1.50 - 1.50       4.38 -   4.38

Investments in the
  Putnam Variable Trust
   Sub-Accounts:
     VT American Government Income
     2014......... 1,068    15.67 - 19.71     18,157        4.06       0.80 -  2.15      2.07  -   3.48
     2013......... 1,241    15.35 - 19.04     20,484        1.40       0.80 -  2.15     (2.62) -  (1.27)
     2012......... 1,586    15.77 - 19.29     26,870        2.59       0.80 -  2.15     (0.34) -   1.04
     2011......... 1,896    15.82 - 19.09     32,176        3.81       0.80 -  2.15      4.51  -   5.94
     2010......... 2,370    15.14 - 18.02     37,973        7.87       0.80 -  2.15      2.90  -   4.32

     VT Capital Opportunities
     2014.........   147    26.33 - 30.35      4,142        0.20       0.80 -  2.00      4.91  -   6.19
     2013.........   196    25.10 - 28.58      5,255        0.53       0.80 -  2.00     31.42  -  33.03
     2012.........   219    19.10 - 21.48      4,443        0.40       0.80 -  2.00     13.45  -  13.57
     2011.........   264    16.82 - 18.94      4,748        0.14       0.80 -  2.15     (8.12) -  (6.86)
     2010.........   301    18.30 - 20.33      5,847        0.23       0.80 -  2.15     26.75  -  28.50

     VT Diversified Income
     2014......... 1,300    16.98 - 20.92     24,138        8.22       0.80 -  2.15     (1.81) -  (0.46)
     2013......... 1,484    17.29 - 21.01     27,839        3.30       0.80 -  2.15      5.50  -   6.95
     2012......... 1,758    16.39 - 19.65     31,046        5.75       0.80 -  2.15      9.12  -  10.63
     2011......... 2,041    15.02 - 17.76     32,796       10.06       0.80 -  2.15     (5.24) -  (3.94)
     2010......... 2,431    15.85 - 18.49     40,914       14.58       0.80 -  2.15     10.25  -  11.77

     VT Equity Income
     2014......... 2,931    13.79 - 28.69     72,658        1.80        0.80 - 2.59      9.74  -  11.76
     2013......... 3,717    12.57 - 25.67     81,756        2.05        0.80 - 2.59     28.99  -  31.36
     2012......... 4,565     9.74 - 19.55     76,738        2.38        0.80 - 2.59     16.21  -  18.35
     2011......... 5,590     8.38 - 16.52     80,063        1.87        0.80 - 2.59    (35.70) -   1.11
     2010......... 6,698     8.44 - 16.33     95,741        1.92        0.80 - 2.59    (28.97) -  11.71

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT George Putnam Balanced
     2014...  3,564  $14.06 - 16.17    $ 53,213      1.58%        0.80 - 2.69%     7.70  -   9.79%
     2013...  4,309   13.05 - 14.73      58,941      1.78         0.80 - 2.69     14.92  -  17.15
     2012...  5,104   11.36 - 12.57      60,167      2.00         0.80 - 2.69      9.50  -  11.63
     2011...  5,948   10.37 - 11.26      63,363      2.17         0.80 - 2.69      0.01  -   1.95
     2010...  7,236   10.37 - 11.05      76,076      5.12         0.80 - 2.69      7.85  -   9.94

     VT Global Asset Allocation
     2014...  1,274   18.27 - 19.62      23,323      2.39         0.80 - 2.44      6.75  -   8.55
     2013...  1,470   16.83 - 18.37      25,064      1.85         0.80 - 2.44     18.42  -  18.54
     2012...  1,667   14.20 - 15.52      24,354      0.77         0.80 - 2.59     11.23  -  13.28
     2011...  2,013   12.53 - 13.95      26,313      4.63         0.80 - 2.59     (2.99) -  (1.21)
     2010...  2,438   12.69 - 14.38      32,764      5.64         0.80 - 2.59     11.72  -  13.77

     VT Global Equity
     2014...  1,408    7.69 - 11.80      16,093      0.39         0.80 - 2.15     (0.71) -   0.66
     2013...  1,632    7.75 - 11.72      18,696      1.52         0.80 - 2.15     29.14  -  30.92
     2012...  1,893    6.00 -  8.95      16,629      1.69         0.80 - 2.15     17.59  -  19.22
     2011...  2,226    5.10 -  7.51      16,534      2.10         0.80 - 2.15     (6.99) -  (5.71)
     2010...  2,785    5.49 -  7.96      21,878      2.20         0.80 - 2.15      7.48  -   8.96

     VT Global Health Care
     2014...  1,209   24.64 - 28.72      30,932      0.25         0.80 - 2.49     24.47  -  26.62
     2013...  1,449   19.80 - 22.68      29,447      1.13         0.80 - 2.49     38.14  -  40.53
     2012...  1,678   14.33 - 16.14      24,419      1.35         0.80 - 2.49     19.22  -  21.29
     2011...  1,982   12.02 - 13.31      23,902      0.87         0.80 - 2.49     (3.63) -  (1.97)
     2010...  2,434   12.47 - 13.58      30,167      1.95         0.80 - 2.49     (0.08) -   1.65
     VT Global Utilities
     2014...    733   14.59 - 21.47      10,759      2.95         0.80 - 2.29     11.96  -  13.66
     2013...    883   12.84 - 18.32      11,550      2.58         0.80 - 2.69     10.75  -  12.91
     2012...  1,040   11.37 - 16.54      12,146      3.81         0.80 - 2.69      2.21  -   4.20
     2011...  1,245   10.91 - 16.18      14,107      3.65         0.80 - 2.69     (7.95) -  (6.16)
     2010...  1,528   11.63 - 17.58      18,568      4.00         0.80 - 2.69     (0.90) -   1.02

     VT Growth and Income
     2014...  8,761   19.21 - 19.60     145,170      1.38         0.70 - 2.69      7.75  -   9.96
     2013... 10,395   17.47 - 18.19     157,751      1.72         0.70 - 2.69     32.03  -  34.73
     2012... 12,240   12.97 - 13.77     139,367      1.79         0.70 - 2.69     15.93  -  18.30
     2011... 14,617   10.96 - 11.88     141,861      1.30         0.70 - 2.69     (7.20) -  (5.31)
     2010... 17,810   11.58 - 12.80     184,255      1.54         0.70 - 2.69     11.30  -  13.58

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT Growth Opportunities
     2014...  1,306  $  6.98 - 8.57    $ 10,237       0.22%       0.80 - 2.15%    11.47  -  13.00%
     2013...  1,549     6.26 - 7.59      10,806       0.50        0.80 - 2.15     33.21  -  35.05
     2012...  1,847     4.70 - 5.62       9,608       0.09        0.80 - 2.15     15.03  -  16.62
     2011...  2,117     4.09 - 4.82       9,501       0.17        0.80 - 2.15     (6.18) -  (4.89)
     2010...  2,306     4.36 - 5.07      10,973       0.21        0.80 - 2.15     14.79  -  16.38

     VT High Yield
     2014...  1,512   21.14 - 23.24      33,289       6.36        0.80 - 2.54     (1.02) -   0.75
     2013...  1,804   21.36 - 23.07      39,729       7.15        0.80 - 2.54      5.67  -   6.99
     2012...  2,136   20.22 - 21.56      44,425       7.81        0.80 - 2.59     13.00  -  15.08
     2011...  2,500   17.89 - 18.73      45,504       8.21        0.80 - 2.59     (0.87) -   0.94
     2010...  3,100   18.05 - 18.56      56,454       7.51        0.80 - 2.59     11.09  -  13.13

     VT Income
     2014...  4,214   14.18 - 20.88      72,738       6.30        0.80 - 2.54      3.75  -   5.60
     2013...  4,977   13.67 - 19.77      81,699       3.90        0.80 - 2.54     (0.72) -   1.06
     2012...  5,874   13.77 - 19.56      95,918       5.15        0.80 - 2.54      7.92  -   9.86
     2011...  6,875   12.76 - 17.81     102,954       9.15        0.80 - 2.54      2.34  -   4.16
     2010...  8,791   12.47 - 17.10     127,121      11.26        0.80 - 2.54      7.08  -   8.99

     VT International Equity
     2014...  5,419   12.05 - 15.80      74,215       0.98        0.70 - 2.59     (9.19) -  (7.43)
     2013...  6,439   13.02 - 17.40      97,085       1.46        0.70 - 2.59     24.76  -  27.18
     2012...  7,707   10.23 - 13.95      92,599       2.26        0.70 - 2.59     18.75  -  21.06
     2011...  9,304    8.45 - 11.74      93,329       3.43        0.70 - 2.59    (23.28) - (17.51)
     2010... 10,864   10.25 - 14.51     132,418       3.50        0.70 - 2.59      1.61  -   9.26

     VT International Growth
     2014...    968    7.83 - 12.65      11,716       0.06        0.80 - 2.15     (8.16) - (6.90)
     2013...  1,126    8.53 - 13.59      14,739       1.05        0.80 - 2.15     19.74  -  21.39
     2012...  1,306    7.12 - 11.20      14,073       1.48        0.80 - 2.15     18.40  -  20.04
     2011...  1,545     6.02 - 9.33      14,000       2.52        0.80 - 2.15    (19.66) - (18.55)
     2010...  1,737    7.49 - 11.45      19,448       2.77        0.80 - 2.15      9.79  -  11.31

     VT International Value
     2014...    968   11.04 - 14.23      12,894       1.41        0.80 - 2.15    (11.43) - (10.21)
     2013...  1,096   12.46 - 15.85      16,375       2.53        0.80 - 2.15     19.59  -  21.23
     2012...  1,238   10.42 - 13.08      15,369       3.14        0.80 - 2.15     19.08  -  20.73
     2011...  1,543    8.75 - 10.83      15,943       2.74        0.80 - 2.15    (15.63) - (14.47)
     2010...  1,943   10.37 - 12.66      23,612       3.26        0.80 - 2.15      4.82  -   6.27

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                      AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- ------------------------------------------------
                                     ACCUMULATION                                  EXPENSE            TOTAL
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                            ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT Investors
     2014..................  4,135  $13.09 - 19.77..  $ 55,192.     1.19%....   0.80 - 2.44%... 11.13  -  13.00%.
     2013..................  4,884   11.58 - 17.79..    57,858.      1.51....    0.80 - 2.44...  31.83  -  34.04.
     2012..................  5,775    8.64 - 13.50..    51,364.      1.37....    0.80 - 2.44...  13.97  -  15.89.
     2011..................  6,981    7.46 - 11.84..    53,722.      1.15....    0.80 - 2.44... (8.52) -  (0.76).
     2010..................  8,264    7.51 - 12.13..    64,481.      1.24....    0.80 - 2.44...   4.16  -  13.01.

     VT Money Market
     2014..................  5,642    8.55 - 11.58..    55,405.      0.01....    0.80 - 2.54... (2.53) -  (0.79).
     2013..................  6,570    8.72 - 11.67      65,393      0.01         0.80 - 2.59     (2.58) -  (0.79)
     2012..................  8,055    8.95 - 11.77      81,873      0.01         0.80 - 2.59     (2.59) -  (0.79)
     2011..................  8,989    9.19 - 11.86      92,775      0.01         0.80 - 2.59     (2.57) -  (0.79)
     2010.................. 10,950    9.43 - 11.96     114,784      0.04         0.80 - 2.59     (2.55) -  (0.76)

     VT Multi-Cap Growth
     2014..................  6,238   13.10 - 22.90      80,850      0.32         0.80 - 2.69     10.44  -  12.58
     2013..................  7,351   11.64 - 20.73      85,227      0.51         0.80 - 2.69     32.77  -  35.35
     2012..................  8,569    8.60 - 15.62      74,102      0.25         0.80 - 2.69     13.61  -  15.82
     2011.................. 10,185    7.42 - 13.74      76,544      0.27         0.80 - 2.69     (7.63) -  (5.84)
     2010.................. 12,642    7.88 - 14.88     101,745      0.25         0.80 - 2.69     16.34  -  18.60

     VT Multi-Cap Value
     2014..................    257   26.51 - 30.55       7,328      0.72         0.80 - 2.00       8.54  -  9.87
     2013..................    301   24.42 - 27.81       7,871      1.20         0.80 - 2.00      39.23  - 40.93
     2012..................    348   17.54 - 19.73       6,488      0.40         0.80 - 2.00      13.93  - 15.32
     2011..................    382   15.40 - 17.11       6,220      0.28         0.80 - 2.00     (7.01) - (5.88)
     2010..................    471   16.56 - 18.18       8,199      0.31         0.80 - 2.00      21.58  - 23.07

     VT Research
     2014..................  1,619   16.26 - 21.45      25,532      0.81         0.80 - 2.34      12.17  - 13.94
     2013..................  1,932   14.27 - 19.12      26,998      1.13         0.80 - 2.34      30.24  - 32.30
     2012..................  2,279   10.78 - 14.68      24,258      1.08         0.80 - 2.34      15.15  - 16.97
     2011..................  2,810    9.22 - 12.75      25,746      0.83         0.80 - 2.34     (4.04) - (2.53)
     2010..................  3,483    9.46 - 13.29      32,906      1.04         0.80 - 2.34      13.66  - 15.45

     VT Small Cap Value
     2014..................  1,442   19.10 - 22.68      39,246      0.49         0.70 - 2.30        1.08  - 2.71
     2013..................  1,813   18.89 - 22.08      48,018      0.88         0.70 - 2.30      36.44  - 38.63
     2012..................  2,165   13.85 - 15.93      41,992      0.47         0.70 - 2.30      14.81  - 16.67
     2011..................  2,623   12.06 - 13.65      43,849      0.51         0.70 - 2.30     (6.89) - (5.39)
     2010..................  3,255   12.95 - 14.43      57,624      0.30         0.70 - 2.30     23.12  -  25.11

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT Voyager
     2014.............  7,085  $15.54 - 20.72    $109,081      0.75%        0.80 - 2.69%     6.77  -   8.84%
     2013.............  8,343   14.28 - 19.41     119,381      0.81         0.80 - 2.69     39.86  -  42.58
     2012............. 10,008   10.02 - 13.88     101,747      0.36         0.80 - 2.69     11.15  -  40.64
     2011............. 11,845    7.12 - 12.48     107,441        --         0.70 - 2.69    (20.06) - (18.42)
     2010............. 13,951    8.73 - 15.62     156,358      1.28         0.70 - 2.69     17.55  -  19.96

Investments in the
  The Universal Institutional Funds, Inc.
   Sub-Accounts:
     Van Kampen UIF Core Plus Fixed Income
     2014.............     52   14.32 - 15.35         772      2.96         1.15 - 1.85      5.86  -   6.40
     2013.............     48   13.53 - 14.43         659      3.73         1.35 - 1.85     (2.16) -  (1.66)
     2012.............     64   13.83 - 14.67         910      4.84         1.35 - 1.85      7.41  -   7.96
     2011.............     74   12.87 - 13.59         994      3.62         1.35 - 1.85      3.70  -   4.23
     2010.............     75   12.41 - 13.04         967      6.74         1.35 - 1.85      5.16  -   5.70

     Van Kampen UIF Emerging Markets Equity
     2014.............    936   18.43 - 24.08      18,089      0.38         0.70 - 2.20     (6.57) -  (5.16)
     2013.............  1,142   19.44 - 27.55      23,231      1.18         0.70 - 2.20     (3.18) -  (1.72)
     2012.............  1,377   19.77 - 28.46      28,583        --         0.70 - 2.20     17.34  -  19.11
     2011.............  1,607   16.60 - 24.25      28,314      0.40         0.70 - 2.20    (20.00) - (18.79)
     2010.............  1,868   20.44 - 30.31      41,174      0.58         0.70 - 2.20     16.44  -  18.19

     Van Kampen UIF Global Infrastructure
     2014 (al) (ao)...  1,230   16.52 - 19.50      53,196        --         0.70 - 1.98      7.25  -   8.19

     Van Kampen UIF Global Tactical Asset Allocation Portfolio
     2014.............  5,574   13.64 - 14.87      79,713      0.84         0.70 - 2.20     (0.07) -   1.44
     2013.............  6,536   13.45 - 14.88      92,037      0.20         0.70 - 2.20     13.42  -  15.14
     2012.............  1,140   11.68 - 13.12      12,307      2.13         0.70 - 2.20     11.36  -  13.05
     2011.............  1,320   10.33 - 11.78      12,723      1.31         0.70 - 2.20     (4.35) -   3.02
     2010.............  1,623   10.80 - 12.50      16,486      2.90         0.70 - 2.20      3.39  -   4.95

     Van Kampen UIF Growth
     2014.............  1,367   17.84 - 21.61      25,271        --         0.70 - 2.69      3.50  -   5.62
     2013.............  1,540   16.89 - 20.88      27,382      0.43         0.70 - 2.69     44.09  -  47.04
     2012.............  1,901   11.49 - 14.49      23,350        --         0.70 - 2.69     11.29  -  13.58
     2011.............  2,255   10.11 - 13.02      24,622      0.11         0.70 - 2.69     (5.41) -  (3.48)
     2010.............  2,712   10.48 - 13.77      30,980      0.12         0.70 - 2.69     19.56  -  22.00

(al) On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(ao) For the period beginning April 25, 2014 and ended December 31, 2014

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal Institutional Funds, Inc.
   Sub-Accounts:
     Van Kampen UIF Mid Cap Growth
     2014.........   558   $24.51 - 28.88    $14,237        -- %        0.70 - 2.30%    (0.35) -   1.26%
     2013.........   651    24.60 - 28.52     16,585       0.35         0.70 - 2.30     34.36  -  36.53
     2012.........   820    18.31 - 20.89     15,471         --         0.70 - 2.30      6.21  -   7.93
     2011......... 1,019    17.24 - 19.36     17,983       0.34         0.70 - 2.30     (9.23) -  (7.77)
     2010......... 1,218    18.99 - 20.99     23,536         --         0.70 - 2.30     29.31  -  31.39

     Van Kampen UIF U.S. Real Estate
     2014.........   500    28.83 - 53.44     20,052       1.45         0.70 - 2.30     26.77  -  28.82
     2013.........   597    22.74 - 41.48     18,746       1.11         0.70 - 2.30     (0.27) -   1.34
     2012.........   682    22.80 - 40.93     21,401       0.87         0.70 - 2.30     13.20  -  15.03
     2011.........   793    20.14 - 35.59     21,863       0.84         0.70 - 2.30      3.52  -   5.18
     2010.........   972    19.46 - 33.83     25,796       2.18         0.70 - 2.30     27.01  -  29.06

Investments in the
  The Universal Institutional Funds, Inc. (Class II)
   Sub-Accounts:
     Van Kampen UIF Emerging Markets Debt (Class II)
     2014.........   425    17.57 - 25.29      9,899       5.49         1.29 - 2.59      0.23  -   1.56
     2013.........   524    17.53 - 20.19     12,012       3.91         1.29 - 2.59    (11.12) -  (9.93)
     2012.........   605    22.42 - 24.17     15,434       2.78         1.29 - 2.59     14.82  -  16.35
     2011.........   782    19.26 - 21.05     17,195       3.46         1.29 - 2.59      4.12  -   5.51
     2010......... 1,023    18.26 - 20.22     21,338       4.20         1.29 - 2.59    (12.16) -   6.90

     Van Kampen UIF Emerging Markets Equity (Class II)
     2014.........   204    28.42 - 33.18      6,475       0.33         1.29 - 2.59     (7.03) -  (5.79)
     2013.........   274    30.57 - 35.21      9,293       1.11         1.29 - 2.59     (3.66) -  (2.38)
     2012.........   338    31.73 - 36.07     11,766         --         1.29 - 2.59     16.73  -  18.29
     2011.........   422    27.18 - 30.49     12,492       0.36         1.29 - 2.59    (20.35) - (19.29)
     2010.........   511    34.13 - 37.78     18,755       0.56         1.29 - 2.59     15.87  -  17.41

     Van Kampen UIF Global Franchise (Class II)
     2014......... 1,446    24.17 - 25.37     37,168       2.05         1.29 - 2.59      1.80  -   3.16
     2013......... 1,856    23.43 - 24.92     46,553       2.64         1.29 - 2.59     16.56  -  18.12
     2012......... 2,389    19.84 - 21.38     51,202       2.25         1.29 - 2.59     12.59  -  14.10
     2011......... 2,988    17.38 - 18.99     56,372       3.31         1.29 - 2.59      7.65  -  28.99
     2010......... 3,715    16.15 - 17.87     65,406       0.54         1.29 - 2.59     11.10  -  12.58

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal Institutional Funds, Inc. (Class II)
   Sub-Accounts (continued):
     Van Kampen UIF Global Infrastructure (Class II)
     2014 (an) (ao)...   799   $26.57 - 31.02    $14,176        -- %        1.29 - 2.59%     6.52  -   7.50%

     Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)
     2014............. 1,923.   15.03 - 17.54..   27,193       0.76         1.29 - 2.59     (0.65) -   0.68
     2013 (ar)........ 2,266.   15.13 - 17.42..   31,979       0.12         1.29 - 2.59      8.25  -   9.24

     Van Kampen UIF Growth (Class II)
     2014.............   223    24.23 - 24.50      5,760         --         1.29 - 2.59      3.34  -   4.72
     2013.............   288    23.39 - 23.45      7,194       0.21         1.29 - 2.59     43.90  -  45.82
     2012.............   394    16.04 - 16.29      6,732         --         1.29 - 2.59     11.09  -  12.58
     2011.............   509    14.25 - 14.67      7,708         --         1.29 - 2.59     (4.29) -   7.62
     2010.............   633    14.89 - 15.53     10,101         --         1.29 - 2.59     19.44  -  21.03

     Van Kampen UIF Mid Cap Growth (Class II)
     2014.............   802    17.00 - 28.99     18,322         --         1.29 - 2.59     (0.80) -   0.53
     2013............. 1,037    16.91 - 29.22     23,805       0.24         1.29 - 2.59     33.93  -  35.71
     2012............. 1,394    12.46 - 21.82     23,493         --         1.29 - 2.59      5.67  -   7.09
     2011............. 1,641    11.63 - 20.65     26,252       0.25         1.29 - 2.59     (8.37) -  73.05
     2010............. 2,000    12.70 - 22.84     35,651         --         1.29 - 2.59     28.85  -  30.56

     Van Kampen UIF Small Company Growth (Class II)
     2014.............   289    26.72 - 31.19      8,550         --         1.29 - 2.59    (16.10) - (14.97)
     2013.............   363    31.84 - 36.68     12,718         --         1.29 - 2.59     66.90  -  69.12
     2012.............   474    19.08 - 21.69      9,880         --         1.29 - 2.59     11.73  -  13.22
     2011.............   601    17.08 - 19.16     11,112       4.01         1.29 - 2.59    (11.08) -  (9.89)
     2010.............   752    19.20 - 21.26     15,510         --         1.29 - 2.59     23.28  -  24.93

     Van Kampen UIF U.S. Real Estate (Class II)
     2014............. 1,013    28.50 - 37.99     35,316       1.25         1.29 - 2.59     26.08  -  27.76
     2013............. 1,348    22.60 - 26.04     36,894       0.86         1.29 - 2.59     (0.88) -   0.44
     2012............. 1,553    25.88 - 25.92     42,444       0.60         1.29 - 2.59     12.79  -  13.95
     2011............. 1,894    22.71 - 22.98     45,526       0.54         1.29 - 2.59     (8.67) -   2.93
     2010............. 2,367    21.78 - 22.14     54,626       1.97         1.29 - 2.69     26.05  -  27.86

(an) On April 25, 2014, Global Infrastructure (Class Y Shares) merged into Van Kampen UIF Global Infrastructure--Class II
(ao) For the period beginning April 25, 2014 and ended December 31, 2014
(ar) For the period beginning April 26, 2013 and ended December 31, 2013

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
        CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                              Year Ended December 31,
($ in millions)                                                                               ----------------------
                                                                                               2014    2013    2012
                                                                                              ------  ------  ------
Revenues
   Premiums (net of reinsurance ceded of $216, $367 and $402)                                 $  589  $  613  $  593
   Contract charges (net of reinsurance ceded of $176, $251 and $252)                            847   1,054   1,029
   Net investment income                                                                       2,081   2,485   2,597
   Realized capital gains and losses:
       Total other-than-temporary impairment ("OTTI") losses                                     (54)    (49)    (60)
       OTTI losses reclassified to (from) other comprehensive income                              (1)     (3)     (8)
                                                                                              ------  ------  ------
          Net OTTI losses recognized in earnings                                                 (55)    (52)    (68)
       Sales and other realized capital gains and losses                                         198     128      52
                                                                                              ------  ------  ------
          Total realized capital gains and losses                                                143      76     (16)
                                                                                              ------  ------  ------
                                                                                               3,660   4,228   4,203
                                                                                              ------  ------  ------
Costs and expenses
   Contract benefits (net of reinsurance ceded of $329, $331 and $644)                         1,452   1,606   1,521
   Interest credited to contractholder funds (net of reinsurance ceded of $27, $27 and $28)      891   1,251   1,289
   Amortization of deferred policy acquisition costs                                             162     240     324
   Operating costs and expenses                                                                  310     434     437
   Restructuring and related charges                                                               2       6      --
   Interest expense                                                                               16      23      45
                                                                                              ------  ------  ------
                                                                                               2,833   3,560   3,616
                                                                                              ------  ------  ------
(Loss) gain on disposition of operations                                                         (68)   (687)     18
                                                                                              ------  ------  ------
Income (loss) from operations before income tax expense                                          759     (19)    605

Income tax expense                                                                               233      19     179
                                                                                              ------  ------  ------
Net income (loss)                                                                                526     (38)    426
                                                                                              ------  ------  ------
Other comprehensive income (loss), after-tax
   Change in unrealized net capital gains and losses                                             455    (707)    821
   Change in unrealized foreign currency translation adjustments                                  (4)      2      --
                                                                                              ------  ------  ------
       Other comprehensive income (loss), after-tax                                              451    (705)    821
                                                                                              ------  ------  ------
Comprehensive income (loss)                                                                   $  977  $ (743) $1,247
                                                                                              ======  ======  ======

                See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                 CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                                   December 31,
($ in millions, except par value data)                                                           ----------------
                                                                                                   2014     2013
                                                                                                 -------  -------
Assets
Investments
   Fixed income securities, at fair value (amortized cost $25,822 and $27,427)                   $28,117  $28,756
   Mortgage loans                                                                                  3,686    4,173
   Equity securities, at fair value (cost $927 and $565)                                             970      650
   Limited partnership interests                                                                   2,024    2,064
   Short-term, at fair value (amortized cost $857 and $590)                                          857      590
   Policy loans                                                                                      616      623
   Other                                                                                           1,196    1,088
                                                                                                 -------  -------
          Total investments                                                                       37,466   37,944
Cash                                                                                                 146       93
Deferred policy acquisition costs                                                                  1,271    1,331
Reinsurance recoverables                                                                           2,586    2,754
Accrued investment income                                                                            333      358
Other assets                                                                                         537      256
Separate Accounts                                                                                  4,396    5,039
Assets held for sale                                                                                  --   15,593
                                                                                                 -------  -------
          Total assets                                                                           $46,735  $63,368
                                                                                                 =======  =======
Liabilities
Contractholder funds                                                                             $21,816  $23,604
Reserve for life-contingent contract benefits                                                     11,566   11,589
Unearned premiums                                                                                      6        6
Payable to affiliates, net                                                                            96      100
Other liabilities and accrued expenses                                                               826      838
Deferred income taxes                                                                              1,407      941
Notes due to related parties                                                                         275      282
Separate Accounts                                                                                  4,396    5,039
Liabilities held for sale                                                                             --   14,899
                                                                                                 -------  -------
          Total liabilities                                                                       40,388   57,298
                                                                                                 -------  -------
Commitments and Contingent Liabilities (Notes 8 and 12)
Shareholder's Equity

Redeemable preferred stock - series A, $100 par value, 1,500,000 shares authorized, none issued       --       --

Redeemable preferred stock - series B, $100 par value, 1,500,000 shares authorized, none issued       --       --

Common stock, $227 par value, 23,800 shares authorized and outstanding                                 5        5
Additional capital paid-in                                                                         1,990    2,690
Retained income                                                                                    2,973    2,447
Accumulated other comprehensive income:
   Unrealized net capital gains and losses:
       Unrealized net capital gains and losses on fixed income securities with OTTI                   47       31
       Other unrealized net capital gains and losses                                               1,468      997
       Unrealized adjustment to DAC, DSI and insurance reserves                                     (133)    (101)
                                                                                                 -------  -------
          Total unrealized net capital gains and losses                                            1,382      927
       Unrealized foreign currency translation adjustments                                            (3)       1
                                                                                                 -------  -------
          Total accumulated other comprehensive income                                             1,379      928
                                                                                                 -------  -------
          Total shareholder's equity                                                               6,347    6,070
                                                                                                 -------  -------
          Total liabilities and shareholder's equity                                             $46,735  $63,368
                                                                                                 =======  =======

                See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                               Year Ended December 31,
($ in millions)                                                ----------------------
                                                                2014    2013    2012
                                                               ------  ------  ------
Common stock                                                   $    5  $    5  $    5
                                                               ------  ------  ------
Additional capital paid-in
Balance, beginning of year                                      2,690   3,190   3,190
Return of capital                                                (700)   (500)     --
                                                               ------  ------  ------
Balance, end of year                                            1,990   2,690   3,190
                                                               ------  ------  ------
Retained income
Balance, beginning of year                                      2,447   2,485   2,060
Net income (loss)                                                 526     (38)    426
Loss on reinsurance agreement with an affiliate                    --      --      (1)
                                                               ------  ------  ------
Balance, end of year                                            2,973   2,447   2,485
                                                               ------  ------  ------
Accumulated other comprehensive income
Balance, beginning of year                                        928   1,633     812
Change in unrealized net capital gains and losses                 455    (707)    821
Change in unrealized foreign currency translation adjustments      (4)      2      --
                                                               ------  ------  ------
Balance, end of year                                            1,379     928   1,633
                                                               ------  ------  ------
Total shareholder's equity                                     $6,347  $6,070  $7,313
                                                               ======  ======  ======

                See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                           Year Ended December 31,
($ in millions)                                                                           -------------------------
                                                                                            2014     2013     2012
                                                                                          -------  -------  -------
Cash flows from operating activities
Net income (loss)                                                                         $   526  $   (38) $   426
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
   Amortization and other non-cash items                                                      (86)     (73)     (25)
   Realized capital gains and losses                                                         (143)     (76)      16
   Loss (gain) on disposition of operations                                                    68      687      (18)
   Interest credited to contractholder funds                                                  891    1,251    1,289
   Changes in:
       Policy benefits and other insurance reserves                                          (553)    (634)    (656)
       Unearned premiums                                                                       (1)      (2)      (3)
       Deferred policy acquisition costs                                                       (1)     (14)      62
       Reinsurance recoverables, net                                                          (25)     (54)    (157)
       Income taxes                                                                           121       33      248
       Other operating assets and liabilities                                                (134)     (65)     (35)
                                                                                          -------  -------  -------
          Net cash provided by operating activities                                           663    1,015    1,147
                                                                                          -------  -------  -------
Cash flows from investing activities
Proceeds from sales
   Fixed income securities                                                                  3,353    4,046    6,674
   Equity securities                                                                        1,383      265       22
   Limited partnership interests                                                              521      387      201
   Mortgage loans                                                                              10       24       15
   Other investments                                                                           35       38      111
Investment collections
   Fixed income securities                                                                  1,909    4,168    3,077
   Mortgage loans                                                                           1,027      926    1,022
   Other investments                                                                           46       88       84
Investment purchases
   Fixed income securities                                                                 (3,232)  (4,348)  (7,458)
   Equity securities                                                                       (1,612)    (453)    (201)
   Limited partnership interests                                                             (711)    (597)    (507)
   Mortgage loans                                                                            (468)    (522)    (449)
   Other investments                                                                         (306)     (81)    (159)
Change in short-term investments, net                                                          79     (108)      16
Change in policy loans and other investments, net                                              60       76       56
Disposition of operations                                                                     345       --       13
                                                                                          -------  -------  -------
          Net cash provided by investing activities                                         2,439    3,909    2,517
                                                                                          -------  -------  -------
Cash flows from financing activities
Contractholder fund deposits                                                                1,065    2,062    2,061
Contractholder fund withdrawals                                                            (3,407)  (6,520)  (5,490)
Return of capital                                                                            (700)    (500)      --
Repayment of notes due to related parties                                                      (7)    (214)    (204)
                                                                                          -------  -------  -------
          Net cash used in financing activities                                            (3,049)  (5,172)  (3,633)
                                                                                          -------  -------  -------
Net increase (decrease) in cash                                                                53     (248)      31
Cash at beginning of year                                                                      93      341      310
                                                                                          -------  -------  -------
Cash at end of year                                                                       $   146  $    93  $   341
                                                                                          =======  =======  =======

                See notes to consolidated financial statements.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. General

Basis of presentation

   The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

   To conform to the current year presentation, certain amounts in the prior year notes to consolidated financial statements have been reclassified.

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Nature of operations

   The Company sells traditional, interest-sensitive and variable life insurance products. The Company distributes its products through Allstate exclusive agencies and exclusive financial specialists. The Company also sells voluntary accident and health insurance through workplace enrolling independent agents in New York. The Company previously offered and continues to have in force fixed annuities such as deferred and immediate annuities, and institutional products consisting of funding agreements sold to unaffiliated trusts that use them to back medium-term notes. The following table summarizes premiums and contract charges by product.

                                                       2014   2013   2012
     ($ in millions)                                  ------ ------ ------
     Premiums
     Traditional life insurance                       $  492 $  471 $  449
     Immediate annuities with life contingencies           4     37     45
     Accident and health insurance                        93    105     99
                                                      ------ ------ ------
        Total premiums                                   589    613    593

     Contract charges
     Interest-sensitive life insurance                   828  1,036  1,011
     Fixed annuities                                      19     18     18
                                                      ------ ------ ------
        Total contract charges                           847  1,054  1,029
                                                      ------ ------ ------
            Total premiums and contract charges       $1,436 $1,667 $1,622
                                                      ====== ====== ======

   The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia and Puerto Rico. For 2014, the top geographic locations for statutory premiums and annuity considerations were California, Texas, New York, Florida and Illinois. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations.

   The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates, credit spreads, equity prices or currency exchange rates. The Company's primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company's primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company's primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.

   The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company's products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. Summary of Significant Accounting Policies

Investments

   Fixed income securities include bonds, asset-backed securities ("ABS"), residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes and related deferred policy acquisition costs ("DAC"), deferred sales inducement costs ("DSI") and reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.

   Mortgage loans are carried at unpaid principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.

   Equity securities primarily include common stocks, exchange traded and mutual funds, non-redeemable preferred stocks and real estate investment trust equity investments. Equity securities are designated as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

   Investments in limited partnership interests, including interests in private equity/debt funds, real estate funds and other funds, where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for in accordance with the cost method of accounting; all other investments in limited partnership interests are accounted for in accordance with the equity method of accounting ("EMA").

   Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at unpaid principal balances. Other investments primarily consist of bank loans, agent loans, notes due from related party and derivatives. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Agent loans are loans issued to exclusive Allstate agents and are carried at unpaid principal balances, net of valuation allowances and unamortized deferred fees or costs. Notes due from related party are carried at outstanding principal balances. Derivatives are carried at fair value.

   Investment income primarily consists of interest, dividends, income from certain derivative transactions and income from limited partnership interests. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for ABS, RMBS and CMBS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For ABS, RMBS and CMBS of high credit quality with fixed interest rates, the effective yield is recalculated on a retrospective basis. For all others, the effective yield is recalculated on a prospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans, bank loans and agent loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from cost method limited partnership interests is recognized upon receipt of amounts distributed by the partnerships. Income from EMA limited partnership interests is recognized based on the Company's share of the partnerships' net income, including unrealized gains and losses, and is recognized on a delay due to the availability of the related financial statements. Income recognition on private equity/debt funds and real estate funds is generally on a three month delay and income recognition on other funds is generally on a one month delay.

   Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans and agent loans and periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness. Realized capital gains and losses on investment sales are determined on a specific identification basis.

Derivative and embedded derivative financial instruments

   Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps, warrants, foreign currency swaps, foreign currency forwards and certain investment risk transfer reinsurance agreements. Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in certain fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements.

   All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.

   Fair value hedges The change in fair value of hedging instruments used in fair value hedges of investment assets or a portion thereof is reported in net investment income, together with the change in fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in fair value of the hedged risk.

   Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

   Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset that has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.

   When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.

   Non-hedge derivative financial instruments For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.

Securities loaned

   The Company's business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments. These transactions are short-term in nature, usually 30 days or less.

   The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to repossess the securities loaned on short notice.

Recognition of premium revenues and contract charges, and related benefits and interest credited

   Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

   Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

   Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

   Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

   Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities and indexed funding agreements are generally based on a specified interest rate index or an equity index, such as the Standard & Poor's ("S&P") 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.

   Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company's variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

Deferred policy acquisition and sales inducement costs

   Costs that are related directly to the successful acquisition of new or renewal life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on fixed annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer's account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. Amortization of DAC is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds.

   For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies. The Company periodically reviews the recoverability of DAC for these policies on an aggregate basis using actual experience. The Company aggregates all traditional life insurance products and immediate annuities with life contingencies in the analysis. If actual experience is significantly adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required.

   For interest-sensitive life, fixed annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

   AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are persistency, mortality, expenses, investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of any hedges. For products whose supporting investments are exposed to capital losses in excess of the Company's expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.

   The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, fixed annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholder's equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.

   Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $7 million and $8 million as of December 31, 2014 and 2013, respectively. Amortization expense of the present value of future profits was $1 million, $2 million and $3 million in 2014, 2013 and 2012, respectively.

Reinsurance

   In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.

Goodwill

   Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The goodwill balance was $5 million as of both December 31, 2014 and 2013. Goodwill is not amortized but is tested for impairment at least annually. The Company performs its annual goodwill impairment testing during the fourth quarter of each year based upon data as of the close of the third quarter. The Company also reviews goodwill for impairment whenever events or changes in circumstances, such as deteriorating or adverse market conditions, indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment as of December 31, 2014 or 2013.

Income taxes

   The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses, DAC, insurance reserves and differences in tax bases of invested assets. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

Reserve for life-contingent contract benefits

   The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health insurance products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. The assumptions are established at the time the policy is issued and are generally not changed during the life of the policy. The Company periodically reviews the adequacy of reserves for these policies on an aggregate basis using actual experience. If actual experience is significantly adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

Contractholder funds

   Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance, fixed annuities and funding agreements. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals, maturities and contract charges for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

Held for sale classification

   Business is classified as held for sale when management has approved or received approval to sell the business, the sale is probable to occur during the next 12 months at a price that is reasonable in relation to its current fair value and certain other specified criteria are met. A business classified as held for sale is recorded at the lower of its carrying amount or estimated fair value less cost to sell. If the carrying amount of the business exceeds its estimated fair value less cost to sell, a loss is recognized. Assets and liabilities related to a business classified as held for sale are segregated in the Consolidated Statement of Position in the period in which the business is classified as held for sale.

Separate accounts

   Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

   Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business was reinsured beginning in 2006.

Off-balance sheet financial instruments

   Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 8 and
Note 12).

Pending accounting standard

Accounting for Investments in Qualified Affordable Housing Projects

   In January 2014, the Financial Accounting Standards Board ("FASB") issued guidance which allows entities that invest in certain qualified affordable housing projects through limited liability entities the option to account for these investments using the proportional amortization method if certain conditions are met. Under the proportional amortization method, the entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received and recognizes the net investment performance in the income statement as a component of income tax expense or benefit. The guidance is effective for reporting periods beginning after December 15, 2014 and is to be applied retrospectively. The impact of adoption is not expected to be material to the Company's results of operations and financial position.

3. Disposition

   On April 1, 2014, the Company sold Lincoln Benefit Life Company ("LBL"), LBL's life insurance business generated through independent master brokerage agencies, and all of LBL's deferred fixed annuity and long-term care insurance business to Resolution Life Holdings, Inc. The gross sale price was $797 million, representing $596 million of cash and the retention of tax benefits. The loss on disposition increased by $79 million, pre-tax, ($38 million, after-tax) in 2014. Immediately prior to the sale closing, LBL recaptured the business being sold that was previously ceded to ALIC. The applicable prior reinsurance agreements placed by LBL were novated and replicated by ALIC.

   In conjunction with the sale, the Company was required to establish a trust relating to the business that LBL continues to cede to ALIC. This trust is required to have assets greater than or equal to the statutory reserves ceded by LBL to ALIC, measured on a monthly basis. As of December 31, 2014, the trust holds $5.28 billion of investments, which are reported in the Consolidated Statement of Financial Position.

   The following table summarizes the assets and liabilities classified as held for sale as of December 31, 2013.

      ($ in millions)
      Assets
      Investments
         Fixed income securities                                 $10,167
         Mortgage loans                                            1,367
         Short-term investments                                      160
         Policy loans                                                198
         Other investments                                            91
                                                                 -------
             Total investments                                    11,983
      Cash                                                            --
      Deferred policy acquisition costs                              743
      Reinsurance recoverables, net                                1,660
      Accrued investment income                                      109
      Other assets                                                    79
      Separate Accounts                                            1,701
                                                                 -------
                Assets held for sale                              16,275
                Less: Loss accrual                                  (682)
                                                                 -------
                    Total assets held for sale                   $15,593
                                                                 =======
      Liabilities
      Reserve for life-contingent contract benefits              $ 1,894
      Contractholder funds                                        10,945
      Unearned premiums                                               12
      Deferred income taxes                                          151
      Other liabilities and accrued expenses                         196
      Separate Accounts                                            1,701
                                                                 -------
                    Total liabilities held for sale              $14,899
                                                                 =======

   Included in shareholder's equity is $85 million of accumulated other comprehensive income related to assets held for sale as of December 31, 2013.

4. Supplemental Cash Flow Information

   Non-cash modifications of certain mortgage loans, fixed income securities, limited partnership interests and other investments, as well as mergers completed with equity securities, totaled $102 million, $306 million and $231 million in 2014, 2013 and 2012, respectively.

   Liabilities for collateral received in conjunction with the Company's securities lending program were $508 million, $322 million and $543 million as of December 31, 2014, 2013 and 2012, respectively, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for over-the-counter ("OTC") and cleared derivatives were $2 million, $6 million and $18 million as of December 31, 2014, 2013 and 2012, respectively, and are reported in other liabilities and accrued expenses or other investments.

   The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

                                                      2014   2013   2012
      ($ in millions)                                -----  -----  -----
      Net change in proceeds managed
      Net change in short-term investments           $(182) $ 235  $(298)
                                                     -----  -----  -----
         Operating cash flow (used) provided          (182)   235   (298)
      Net change in cash                                --     (2)    --
                                                     -----  -----  -----
         Net change in proceeds managed              $(182) $ 233  $(298)

      Net change in liabilities
      Liabilities for collateral, beginning of year  $(328) $(561) $(263)
      Liabilities for collateral, end of year         (510)  (328)  (561)
                                                     -----  -----  -----
         Operating cash flow provided (used)         $ 182  $(233) $ 298
                                                     =====  =====  =====

5. Related Party Transactions

Business operations

   The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 16), allocated to the Company were $339 million, $456 million and $451 million in 2014, 2013 and 2012, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

Structured settlement annuities

   The Company issued $7 million and $35 million of structured settlement annuities, a type of immediate annuity, in 2013 and 2012, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $4 million and $3 million related to structured settlement annuities with life contingencies and were included in premium revenue for 2013 and 2012, respectively. Effective March 22, 2013, the Company no longer offers structured settlement annuities.

   In most cases, these annuities were issued under a "qualified assignment" whereby Allstate Assignment Corporation ("AAC") and prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

   AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. ALIC guaranteed the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.68 billion and $4.72 billion as of December 31, 2014 and 2013, respectively.

Broker-Dealer agreement

   The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $4 million, $13 million and $11 million in 2014, 2013 and 2012, respectively.

Reinsurance

   The Company has coinsurance reinsurance agreements with its unconsolidated affiliate American Heritage Life Insurance Company ("AHL") whereby the Company assumes certain interest-sensitive life insurance, fixed annuity contracts and accident and health insurance policies. The amounts assumed are disclosed in
Note 10.

   In September 2012, Lincoln Benefit Life Company, a consolidated subsidiary of ALIC prior to April 1, 2014, entered into a coinsurance reinsurance agreement with Lincoln Benefit Reinsurance Company ("LB Re"), an unconsolidated affiliate of the Company, to cede certain interest-sensitive life insurance policies to LB Re. In connection with the agreement, the Company recorded reinsurance recoverables of $2 million and paid $3 million in cash. The $1 million loss on the transaction was recorded as a decrease to retained income since the transaction was between affiliates under common control.

   ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

Income taxes

   The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 13).

Notes due to related parties

   Notes due to related parties outstanding as of December 31 consisted of the following:

                                                           2014 2013
           ($ in millions)                                 ---- ----
           6.35% Note, due 2018, to AIC                    $ -- $  7
           6.74% Surplus Note, due 2029, to Kennett /(1)/    25   25
           5.06% Surplus Note, due 2035, to Kennett /(1)/   100  100
           6.18% Surplus Note, due 2036, to Kennett /(1)/   100  100
           5.93% Surplus Note, due 2038, to Kennett /(1)/    50   50
                                                           ---- ----
              Total notes due to related parties           $275 $282
                                                           ==== ====

--------
/(1)/No payment of principal or interest is permitted on the surplus notes without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2014 and 2013.

   On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. ("Kennett"), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued.

   On June 30, 2006, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every 10 years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%.

   On June 30, 2008, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%.

   On December 18, 2009, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus

3.25%. As payment, Kennett issued a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%.

   The notes due from Kennett are classified as other investments. In each of 2014, 2013 and 2012, the Company recorded net investment income on these notes of $15 million. In each of 2014, 2013 and 2012, the Company incurred $16 million of interest expense related to the surplus notes due to Kennett.

   On November 17, 2008, the Company issued a $400 million 7.00% surplus note due November 17, 2028 to AIC in exchange for cash. In both 2013 and 2012, the Company repaid $200 million of principal on this surplus note. In 2013 and 2012, the Company incurred interest expense on this surplus note of $7 million and $27 million, respectively.

   In March 2011, in accordance with an asset purchase agreement between Road Bay Investments, LLC ("RBI"), a consolidated subsidiary of ALIC, and AIC, RBI purchased from AIC real estate with a fair value of $10 million on the date of sale and issued a 5.75% note due March 24, 2018 to AIC for the same amount. In 2013, RBI repaid the entire principal of this note. In April 2011, RBI purchased from AIC mortgage loans with a fair value of $4 million on the date of sale and issued a 5.75% note due April 19, 2018 to AIC for the same amount. In 2013, RBI repaid the entire principal of this note. In August 2011, RBI purchased from AIC fixed income securities with a fair value of $7 million on the date of sale and issued a 6.35% note due August 23, 2018 to AIC for the same amount. In 2014, RBI repaid the entire principal of this note. Since the transactions were between affiliates under common control, the purchased investments were recorded by RBI at AIC's carrying value on the date of sale. The investments that were purchased were impaired; therefore, the carrying value on the date of sale equaled fair value. In 2014, 2013 and 2012, the Company incurred interest expense on these notes of $84 thousand, $1 million and $1 million respectively.

Liquidity and intercompany loan agreements

   The Company, AIC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement ("Liquidity Agreement") which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least 10 business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter. The Company had no amounts outstanding under the Liquidity Agreement as of December 31, 2014 or 2013.

   In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2014 or 2013.

   RBI, a consolidated subsidiary of ALIC, has a Revolving Loan Credit Agreement ("Credit Agreement") with AHL, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI's right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2014 or 2013.

Capital support agreement

   The Company has a Capital Support Agreement with AIC. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from S&P's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company's RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. As of December 31, 2014 and 2013, no capital had been provided by AIC under this agreement.

Return of capital

   The Company approved and paid a return of capital of $700 million and $500 million to AIC in 2014 and 2013, respectively, which were recorded as a reduction of additional capital paid-in on the Consolidated Statements of Financial Position.

6. Investments

Fair values

   The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

                                                  Gross unrealized
                                        Amortized ---------------
                                          cost    Gains    Losses  Fair value
     ($ in millions)                    ---------  ------  ------  ----------
     December 31, 2014
     U.S. government and agencies        $   668  $  102   $  --    $   770
     Municipal                             3,156     520     (14)     3,662
     Corporate                            19,465   1,670    (150)    20,985
     Foreign government                      654      81      --        735
     ABS                                     773      13     (21)       765
     RMBS                                    554      55      (4)       605
     CMBS                                    538      43      (2)       579
     Redeemable preferred stock               14       2      --         16
                                         -------   ------  -----    -------
        Total fixed income securities    $25,822  $2,486   $(191)   $28,117
                                         =======   ======  =====    =======
     December 31, 2013
     U.S. government and agencies        $   678  $   90   $  (2)   $   766
     Municipal                             3,135     231     (62)     3,304
     Corporate                            20,397   1,214    (295)    21,316
     Foreign government                      715      83      (6)       792
     ABS                                   1,011      30     (34)     1,007
     RMBS                                    752      50     (12)       790
     CMBS                                    724      47      (7)       764
     Redeemable preferred stock               15       2      --         17
                                         -------   ------  -----    -------
        Total fixed income securities    $27,427  $1,747   $(418)   $28,756
                                         =======   ======  =====    =======

Scheduled maturities

   The scheduled maturities for fixed income securities are as follows as of December 31, 2014:

                                                   Amortized  Fair
                                                     cost     value
           ($ in millions)                         --------- -------
           Due in one year or less                  $ 1,338  $ 1,359
           Due after one year through five years      5,196    5,614
           Due after five years through ten years     9,950   10,475
           Due after ten years                        7,473    8,720
                                                    -------  -------
                                                     23,957   26,168
           ABS, RMBS and CMBS                         1,865    1,949
                                                    -------  -------
              Total                                 $25,822  $28,117
                                                    =======  =======

   Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. ABS, RMBS and CMBS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

Net investment income

   Net investment income for the years ended December 31 is as follows:

                                                 2014    2013    2012
         ($ in millions)                        ------  ------  ------
         Fixed income securities                $1,522  $1,947  $2,084
         Mortgage loans                            242     345     345
         Equity securities                          20      12       9
         Limited partnership interests             267     175     159
         Short-term investments                      2       2       2
         Policy loans                               39      49      51
         Other                                      59      63      61
                                                ------  ------  ------
            Investment income, before expense    2,151   2,593   2,711
            Investment expense                     (70)   (108)   (114)
                                                ------  ------  ------
                Net investment income           $2,081  $2,485  $2,597
                                                ======  ======  ======

Realized capital gains and losses

   Realized capital gains and losses by asset type for the years ended December 31 are as follows:

                                                   2014  2013 2012
            ($ in millions)                        ----  ---- ----
            Fixed income securities                $ (4) $ 3  $(62)
            Mortgage loans                            2   20     8
            Equity securities                       134   45    --
            Limited partnership interests            (4)  (6)   --
            Derivatives                              12   14    34
            Other                                     3   --     4
                                                   ----  ---  ----
               Realized capital gains and losses   $143  $76  $(16)
                                                   ====  ===  ====

   Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

                                                                       2014  2013  2012
($ in millions)                                                        ----  ----  ----
Impairment write-downs                                                 $(11) $(33) $(51)
Change in intent write-downs                                            (44)  (19)  (17)
                                                                       ----  ----  ----
   Net other-than-temporary impairment losses recognized in earnings    (55)  (52)  (68)
Sales                                                                   184   114    17
Valuation and settlements of derivative instruments                      14    14    35
                                                                       ----  ----  ----
       Realized capital gains and losses                               $143  $ 76  $(16)
                                                                       ====  ====  ====

   Gross gains of $223 million, $145 million and $232 million and gross losses of $51 million, $46 million and $224 million were realized on sales of fixed income and equity securities during 2014, 2013 and 2012, respectively.

   Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

                                                    2014                 2013                 2012
($ in millions)                             -------------------  -------------------  -------------------
                                                  Included             Included             Included
                                            Gross  in OCI   Net  Gross  in OCI   Net  Gross  in OCI   Net
                                            ----- -------- ----  ----- -------- ----  ----- -------- ----
Fixed income securities:
   Municipal                                $ (1)   $--    $ (1) $ (8)   $--    $ (8) $ --    $--    $ --
   Corporate                                  (4)    --      (4)   --     --      --   (16)    (2)    (18)
   ABS                                        (5)    --      (5)   --     (2)     (2)   --     --      --
   RMBS                                        2     (1)      1    (2)     2      --   (23)    (9)    (32)
   CMBS                                       (1)    --      (1)  (32)    (3)    (35)  (22)     3     (19)
                                            ----    ---    ----  ----    ---    ----  ----    ---    ----
       Total fixed income securities          (9)    (1)    (10)  (42)    (3)    (45)  (61)    (8)    (69)
Mortgage loans                                 5     --       5    11     --      11     5     --       5
Equity securities                            (32)    --     (32)   (6)    --      (6)   (1)    --      (1)
Limited partnership interests                (18)    --     (18)   (9)    --      (9)   (3)    --      (3)
Other                                         --     --      --    (3)    --      (3)   --     --      --
                                            ----    ---    ----  ----    ---    ----  ----    ---    ----
   Other-than-temporary impairment losses   $(54)   $(1)   $(55) $(49)   $(3)   $(52) $(60)   $(8)   $(68)
                                            ====    ===    ====  ====    ===    ====  ====    ===    ====

   The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amount excludes $138 million and $164 million as of December 31, 2014 and 2013, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

                                    December 31, December 31,
                                        2014         2013
                   ($ in millions)  ------------ ------------
                     Municipal          $ (5)       $  (5)
                     ABS                  (1)         (10)
                     RMBS                (55)         (90)
                     CMBS                 (5)         (12)
                                        ----        -----
                       Total            $(66)       $(117)
                                        ====        =====

   Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

                                                                                       2014   2013   2012
($ in millions)                                                                       -----  -----  -----
Beginning balance                                                                     $(299) $(345) $(581)
Additional credit loss for securities previously other-than-temporarily impaired         (6)   (13)   (33)
Additional credit loss for securities not previously other-than-temporarily impaired     (9)   (19)   (20)
Reduction in credit loss for securities disposed or collected                            44     75    288
Reduction in credit loss for securities the Company has made the decision to sell or
  more likely than not will be required to sell                                          --      2     --
Change in credit loss due to accretion of increase in cash flows                          2      1      1
Reduction in credit loss for securities sold in LBL disposition                          59     --     --
                                                                                      -----  -----  -----
Ending balance /(1)/                                                                  $(209) $(299) $(345)
                                                                                      =====  =====  =====

--------
/(1)/The December 31, 2013 ending balance includes $60 million of cumulative credit losses recognized in earnings for fixed income securities that are classified as held for sale.

   The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security's original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in accumulated other comprehensive income. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.

Unrealized net capital gains and losses

   Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                   Gross unrealized
                                                                   ---------------  Unrealized net
                                                        Fair value Gains    Losses  gains (losses)
($ in millions)                                         ----------  ------  ------  --------------
December 31, 2014
Fixed income securities                                  $28,117   $2,486   $(191)      $2,295
Equity securities                                            970       57     (14)          43
Short-term investments                                       857       --      --           --
Derivative instruments /(1)/                                   2        3      (1)           2
EMA limited partnerships /(2)/                                                              (2)
                                                                                        ------
   Unrealized net capital gains and losses, pre-tax                                      2,338
Amounts recognized for:
   Insurance reserves /(3)/                                                                (28)
   DAC and DSI /(4)/                                                                      (176)
                                                                                        ------
       Amounts recognized                                                                 (204)
Deferred income taxes                                                                     (752)
                                                                                        ------
   Unrealized net capital gains and losses, after-tax                                   $1,382
                                                                                        ======

--------
/(1)/Included in the fair value of derivative instruments are $3 million classified as assets and $1 million classified as liabilities. /(2)/Unrealized net capital gains and losses for limited partnership interests represent the Company's share of EMA limited partnerships' other comprehensive income. Fair value and gross unrealized gains and losses are not applicable.
/(3)/The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.
/(4)/The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

                                                                   Gross unrealized
                                                                   ---------------  Unrealized net
                                                        Fair value Gains    Losses  gains (losses)
($ in millions)                                         ----------  ------  ------  --------------
December 31, 2013
Fixed income securities                                  $28,756   $1,747   $(418)      $1,329
Equity securities                                            650       90      (5)          85
Short-term investments                                       590       --      --           --
Derivative instruments /(1)/                                 (13)       1     (14)         (13)
EMA limited partnerships                                                                    (2)
Investments classified as held for sale                                                    190
                                                                                        ------
   Unrealized net capital gains and losses, pre-tax                                      1,589
Amounts recognized for:
   Insurance reserves                                                                       --
   DAC and DSI                                                                            (156)
                                                                                        ------
       Amounts recognized                                                                 (156)
Deferred income taxes                                                                     (506)
                                                                                        ------
   Unrealized net capital gains and losses, after-tax                                   $  927
                                                                                        ======

--------
/(1)/Included in the fair value of derivative instruments are $1 million classified as assets and $14 million classified as liabilities.

Change in unrealized net capital gains and losses

   The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

                                                                            2014    2013    2012
($ in millions)                                                            -----  -------  ------
Fixed income securities                                                    $ 966  $(2,353) $1,735
Equity securities                                                            (42)      50      (1)
Derivative instruments                                                        15        4      (5)
EMA limited partnerships                                                      --       (3)     --
Investments classified as held for sale                                     (190)     190      --
                                                                           -----  -------  ------
   Total                                                                     749   (2,112)  1,729
Amounts recognized for:
   Insurance reserves                                                        (28)     771    (177)
   DAC and DSI                                                               (20)     252    (288)
                                                                           -----  -------  ------
       Amounts recognized                                                    (48)   1,023    (465)
Deferred income taxes                                                       (246)     382    (443)
                                                                           -----  -------  ------
Increase (decrease) in unrealized net capital gains and losses, after-tax  $ 455  $  (707) $  821
                                                                           =====  =======  ======

Portfolio monitoring

   The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.

   For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.

   If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

   For equity securities, the Company considers various factors, including whether it has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security's decline in fair value is considered other than temporary and is recorded in earnings.

   For fixed income and equity securities managed by third parties, either the Company has contractually retained its decision making authority as it pertains to selling securities that are in an unrealized loss position or it recognizes any unrealized loss at the end of the period through a charge to earnings.

   The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost (for fixed income securities) or cost (for equity securities) is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost or cost.

   The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                                       Less than 12 months          12 months or more
                                                   --------------------------  --------------------------    Total
                                                    Number   Fair   Unrealized  Number   Fair   Unrealized unrealized
                                                   of issues value    losses   of issues value    losses     losses
($ in millions)                                    --------- ------ ---------- --------- ------ ---------- ----------
December 31, 2014
Fixed income securities
U.S. government and agencies                            1    $    1   $  --        --    $   --   $  --      $  --
Municipal                                              17        90      (1)       10        47     (13)       (14)
Corporate                                             281     1,780     (69)       91       875     (81)      (150)
Foreign government                                     --        --      --         1        15      --         --
ABS                                                    19       168      (2)       23       217     (19)       (21)
RMBS                                                   19         3      --        45        73      (4)        (4)
CMBS                                                    8        33      --         3        32      (2)        (2)
Redeemable preferred stock                             --        --      --        --        --      --         --
                                                      ---    ------   -----       ---    ------   -----      -----
   Total fixed income securities                      345     2,075     (72)      173     1,259    (119)      (191)
Equity securities                                     294       327     (13)        1         6      (1)       (14)
                                                      ---    ------   -----       ---    ------   -----      -----
   Total fixed income and equity securities           639    $2,402   $ (85)      174    $1,265   $(120)     $(205)
                                                      ===    ======   =====       ===    ======   =====      =====
Investment grade fixed income securities              167    $1,275   $ (28)      127    $  989   $ (79)     $(107)
Below investment grade fixed income securities        178       800     (44)       46       270     (40)       (84)
                                                      ---    ------   -----       ---    ------   -----      -----
   Total fixed income securities                      345    $2,075   $ (72)      173    $1,259   $(119)     $(191)
                                                      ===    ======   =====       ===    ======   =====      =====
December 31, 2013
Fixed income securities
U.S. government and agencies                            4    $   76   $  (2)       --    $   --   $  --      $  (2)
Municipal                                              63       347     (24)       21        99     (38)       (62)
Corporate                                             530     5,191    (224)       48       467     (71)      (295)
Foreign government                                      7        76      (4)        1        13      (2)        (6)
ABS                                                    17       162      (1)       42       400     (33)       (34)
RMBS                                                   35        42      (2)       47       129     (10)       (12)
CMBS                                                    5        14      --         6        52      (7)        (7)
Redeemable preferred stock                             --        --      --        --        --      --         --
                                                      ---    ------   -----       ---    ------   -----      -----
   Total fixed income securities                      661     5,908    (257)      165     1,160    (161)      (418)
Equity securities                                      25        80      (5)       --        --      --         (5)
                                                      ---    ------   -----       ---    ------   -----      -----
   Total fixed income and equity securities           686    $5,988   $(262)      165    $1,160   $(161)     $(423)
                                                      ===    ======   =====       ===    ======   =====      =====
Investment grade fixed income securities              526    $5,272   $(236)      110    $  834   $(112)     $(348)
Below investment grade fixed income securities        135       636     (21)       55       326     (49)       (70)
                                                      ---    ------   -----       ---    ------   -----      -----
   Total fixed income securities                      661    $5,908   $(257)      165    $1,160   $(161)     $(418)
                                                      ===    ======   =====       ===    ======   =====      =====

   As of December 31, 2014, $147 million of unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost or cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $147 million, $79 million are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion, Kroll or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to increasing risk-free interest rates or widening credit spreads since the time of initial purchase.

   As of December 31, 2014, the remaining $58 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost or cost. Investment grade fixed income securities comprising $28 million of these unrealized losses were evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $58 million, $29 million are related to below investment grade fixed income securities and $1 million are related to equity securities. Of these amounts, $6 million are related to below investment grade fixed income securities that had been in an unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2014.

   ABS, RMBS and CMBS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities' positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i)subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread, and (iii) for ABS and RMBS in an unrealized loss position, credit enhancements from reliable bond insurers, where applicable. Municipal bonds in an unrealized loss position were evaluated based on the underlying credit quality of the primary obligor, obligation type and quality of the underlying assets. Unrealized losses on equity securities are primarily related to temporary equity market fluctuations of securities that are expected to recover.

   As of December 31, 2014, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2014, the Company had the intent and ability to hold equity securities with unrealized losses for a period of time sufficient for them to recover.

Limited partnerships

   As of December 31, 2014 and 2013, the carrying value of equity method limited partnerships totaled $1.52 billion and $1.46 billion, respectively. The Company recognizes an impairment loss for equity method limited partnerships when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment.

   As of December 31, 2014 and 2013, the carrying value for cost method limited partnerships was $508 million and $605 million, respectively. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: significantly reduced valuations of the investments held by the limited partnerships; actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other adverse events since the last financial statements received that might affect the fair value of the investee's capital. Additionally, the Company's portfolio monitoring process includes a quarterly review of all cost method limited partnerships to identify instances where the net asset value is below established thresholds for certain periods of time, as well as investments that are performing below expectations, for further impairment consideration. If a cost method limited partnership is other-than-temporarily impaired, the carrying value is written down to fair value, generally estimated to be equivalent to the reported net asset value of the underlying funds.

   Tax credit funds were reclassified from limited partnership interests to other assets during 2014 since the return on these funds is in the form of tax credits rather than investment income. These tax credit funds totaled $277 million as of December 31, 2014.

Mortgage loans

   The Company's mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located across the United States and totaled, net of valuation allowance, $3.69 billion and $4.17 billion as of December 31, 2014 and 2013, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

                                                          2014  2013
           (% of mortgage loan portfolio carrying value)  ----  ----
                       California                         24.8% 24.0%
                       Illinois                            9.2   9.7
                       New Jersey                          8.3   7.2
                       Texas                               7.7   6.3
                       New York                            6.0   6.2
                       Florida                             4.7   5.2
                       District of Columbia                2.0   5.4

   The types of properties collateralizing the mortgage loans as of December 31 are as follows:

                                                          2014   2013
          (% of mortgage loan portfolio carrying value)  -----  -----
                       Office buildings                   25.6%  28.3%
                       Retail                             24.1   22.9
                       Apartment complex                  20.0   19.2
                       Warehouse                          18.1   18.6
                       Other                              12.2   11.0
                                                         -----  -----
                          Total                          100.0% 100.0%
                                                         =====  =====

   The contractual maturities of the mortgage loan portfolio as of December 31, 2014 are as follows:

                                     Number  Carrying
                                    of loans  value   Percent
                   ($ in millions)  -------- -------- -------
                     2015              21     $  236     6.4%
                     2016              27        217     5.9
                     2017              35        395    10.7
                     2018              30        345     9.4
                     Thereafter       185      2,493    67.6
                                      ---     ------   -----
                       Total          298     $3,686   100.0%
                                      ===     ======   =====

   Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Valuation allowances are adjusted for subsequent changes in the fair value of the collateral less costs to sell. Mortgage loans are charged off against their corresponding valuation allowances when there is no reasonable expectation of recovery. The impairment evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2014.

   Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.

   Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company's credit monitoring process.

   The following table reflects the carrying value of non-impaired fixed rate and variable rate mortgage loans summarized by debt service coverage ratio distribution as of December 31.

                                                    2014                            2013
($ in millions)                        ------------------------------- -------------------------------
                                       Fixed rate Variable rate        Fixed rate Variable rate
                                        mortgage    mortgage            mortgage    mortgage
Debt service coverage                    loans        loans     Total    loans        loans     Total
ratio distribution                     ---------- ------------- ------ ---------- ------------- ------
Below 1.0                                $  110        $--      $  110   $  153        $--      $  153
1.0 - 1.25                                  387         --         387      560         --         560
1.26 - 1.50                               1,118          1       1,119    1,167          2       1,169
Above 1.50                                2,054         --       2,054    2,176         38       2,214
                                         ------        ---      ------   ------        ---      ------
   Total non-impaired mortgage loans     $3,669        $ 1      $3,670   $4,056        $40      $4,096
                                         ======        ===      ======   ======        ===      ======

   Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.

   The net carrying value of impaired mortgage loans as of December 31 is as follows:

                                                               2014 2013
        ($ in millions)                                        ---- ----
        Impaired mortgage loans with a valuation allowance     $16  $77
        Impaired mortgage loans without a valuation allowance   --   --
                                                               ---  ---
        Total impaired mortgage loans                          $16  $77
                                                               ===  ===
        Valuation allowance on impaired mortgage loans         $ 8  $21

   The average balance of impaired loans was $26 million, $86 million and $202 million during 2014, 2013 and 2012, respectively.

   The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

                                                      2014 2013  2012
          ($ in millions)                             ---- ----  ----
          Beginning balance                           $21  $ 42  $ 63
          Net decrease in valuation allowance          (5)  (11)   (5)
          Charge offs                                  (8)   (8)  (16)
          Mortgage loans classified as held for sale   --    (2)   --
                                                      ---  ----  ----
          Ending balance                              $ 8  $ 21  $ 42
                                                      ===  ====  ====

   Payments on all mortgage loans were current as of December 31, 2014 and 2013.

Municipal bonds

   The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio as of December 31. No other state represents more than 5% of the portfolio.

                                                          2014  2013
          (% of municipal bond portfolio carrying value)  ----  ----
                           California                     17.0% 15.9%
                           Texas                          13.6  13.5
                           Oregon                          5.8   5.4
                           Illinois                        5.3   5.1
                           New Jersey                      5.1   5.2
                           New York                        4.9   5.2

Concentration of credit risk

   As of December 31, 2014, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

Securities loaned

   The Company's business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2014 and 2013, fixed income securities with a carrying value of $492 million and $312 million, respectively, were on loan under these agreements. Interest income on collateral, net of fees, was $1 million in each of 2014, 2013 and 2012.

Other investment information

   Included in fixed income securities are below investment grade assets totaling $3.31 billion and $2.89 billion as of December 31, 2014 and 2013, respectively.

   As of December 31, 2014, fixed income securities and short-term investments with a carrying value of $43 million were on deposit with regulatory authorities as required by law.

   As of December 31, 2014, the carrying value of fixed income securities that were non-income producing was $14 million.

7. Fair Value of Assets and Liabilities

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:  Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2:  Assets and liabilities whose values are based on the following:
          (a)Quoted prices for similar assets or liabilities in active markets;
          (b)Quoted prices for identical or similar assets or liabilities in markets that are not active; or
          (c)Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3:  Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

   The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

   The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company's processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

   The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company's use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.

   The second situation where the Company classifies securities in Level 3 is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

   Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements. In addition, derivatives embedded in fixed income securities are not disclosed in the hierarchy as free-standing derivatives since they are presented with the host contracts in fixed income securities.

   In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 measurements

.. Fixed income securities: Comprise certain U.S. Treasury fixed income securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

.. Equity securities: Comprise actively traded, exchange-listed equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

.. Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

.. Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

.. Assets held for sale: Comprise U.S. Treasury fixed income securities, short-term investments and separate account assets. The valuation is based on the respective asset type as described above.

Level 2 measurements

..  Fixed income securities:

   U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

   Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

   Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

   Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

   ABS and RMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Certain ABS are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.

   CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

   Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

.. Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.

.. Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

.. Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.

   OTC derivatives, including interest rate swaps, foreign currency swaps, foreign exchange forward contracts, certain options and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates, and counterparty credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

.. Assets held for sale: Comprise U.S. government and agencies, municipal, corporate, foreign government, ABS, RMBS and CMBS fixed income securities, and short-term investments. The valuation is based on the respective asset type as described above.

Level 3 measurements

..  Fixed income securities:

   Municipal: Comprise municipal bonds that are not rated by third party credit rating agencies but are rated by the National Association of Insurance Commissioners ("NAIC"). The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads. Also included are municipal bonds valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Also includes auction rate securities ("ARS") primarily backed by student loans that have become illiquid due to failures in the auction market and are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, including the anticipated date liquidity will return to the market.

   Corporate, including privately placed: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Also included are equity-indexed notes which are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, such as volatility. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.

   ABS, RMBS and CMBS: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

.. Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements.

.. Other investments: Certain OTC derivatives, such as interest rate caps, certain credit default swaps and certain options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.

.. Assets held for sale: Comprise municipal, corporate, ABS and CMBS fixed income securities that were classified as held for sale as of December 31, 2013. The valuation is based on the respective asset type as described above.

.. Contractholder funds: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

.. Liabilities held for sale: Comprise derivatives embedded in life and annuity contracts that were classified as held for sale as of December 31, 2013. The valuation is the same as described above for contractholder funds.

Assets and liabilities measured at fair value on a non-recurring basis

   Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values. The carrying value of the LBL business was written-down to fair value in connection with being classified as held for sale.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2014.

                                       Quoted prices   Significant
                                         in active        other    Significant  Counterparty
                                        markets for    observable  unobservable   and cash   Balance as of
                                      identical assets   inputs       inputs     collateral  December 31,
                                         (Level 1)      (Level 2)   (Level 3)     netting        2014
($ in millions)                       ---------------- ----------- ------------ ------------ -------------
Assets
   Fixed income securities:
       U.S. government and
         agencies                          $  147        $   623      $   --                    $   770
       Municipal                               --          3,556         106                      3,662
       Corporate                               --         20,193         792                     20,985
       Foreign government                      --            735          --                        735
       ABS                                     --            636         129                        765
       RMBS                                    --            605          --                        605
       CMBS                                    --            578           1                        579
       Redeemable preferred
         stock                                 --             16          --                         16
                                           ------        -------      ------                    -------
          Total fixed income
            securities                        147         26,942       1,028                     28,117
   Equity securities                          927              6          37                        970
   Short-term investments                      90            767          --                        857
   Other investments:
     Free-standing derivatives                 --             90           2       $  (2)            90
   Separate account assets                  4,396             --          --                      4,396
   Other assets                                 1             --           1                          2
                                           ------        -------      ------       -----        -------
          Total recurring
            basis assets                    5,561         27,805       1,068          (2)        34,432
       Non-recurring
         basis /(1)/                           --             --           9                          9
                                           ------        -------      ------       -----        -------
Total assets at fair value                 $5,561        $27,805      $1,077       $  (2)       $34,441
                                           ======        =======      ======       =====        =======
% of total assets at fair
  value                                      16.2%          80.7%        3.1%        -- %           100%

Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts                         $   --        $    --      $ (323)                   $  (323)
   Other liabilities:
     Free-standing derivatives                 --            (24)         (9)      $   2            (31)
                                           ------        -------      ------       -----        -------
Total liabilities at fair
  value                                    $   --        $   (24)     $ (332)      $   2        $  (354)
                                           ======        =======      ======       =====        =======
% of total liabilities at
  fair value                                  -- %           6.8%       93.8%       (0.6)%          100%

--------
/(1)/Includes $6 million of mortgage loans and $3 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2013.

                                                             Quoted prices   Significant
                                                               in active        other    Significant  Counterparty
                                                              markets for    observable  unobservable   and cash   Balance as of
                                                            identical assets   inputs       inputs     collateral  December 31,
                                                               (Level 1)      (Level 2)   (Level 3)     netting        2013
($ in millions)                                             ---------------- ----------- ------------ ------------ -------------
Assets
   Fixed income securities:
       U.S. government and agencies                              $  145        $   621     $     --                  $    766
       Municipal                                                     --          3,185          119                     3,304
       Corporate                                                     --         20,308        1,008                    21,316
       Foreign government                                            --            792           --                       792
       ABS                                                           --            895          112                     1,007
       RMBS                                                          --            790           --                       790
       CMBS                                                          --            763            1                       764
       Redeemable preferred stock                                    --             16            1                        17
                                                                 ------        -------     --------                  --------
              Total fixed income securities                         145         27,370        1,241                    28,756
   Equity securities                                                593             51            6                       650
   Short-term investments                                           129            461           --                       590
   Other investments: Free-standing derivatives                      --            268            9      $ (11)           266
   Separate account assets                                        5,039             --           --                     5,039
   Assets held for sale                                           1,854          9,812          362                    12,028
                                                                 ------        -------     --------      -----       --------
          Total recurring basis assets                            7,760         37,962        1,618        (11)        47,329
   Non-recurring basis /(1)/                                         --             --           17                        17
                                                                 ------        -------     --------      -----       --------
Total assets at fair value                                       $7,760        $37,962     $  1,635      $ (11)      $ 47,346
                                                                 ======        =======     ========      =====       ========
% of total assets at fair value                                    16.4%          80.2%         3.4%       -- %           100%

Liabilities
   Contractholder funds: Derivatives embedded in life and
     annuity contracts                                           $   --        $    --     $   (307)                 $   (307)
   Other liabilities: Free-standing derivatives                      --           (185)         (14)     $   7           (192)
   Liabilities held for sale                                         --             --         (246)                     (246)
                                                                 ------        -------     --------      -----       --------
          Total recurring basis liabilities                          --           (185)        (567)         7           (745)
   Non-recurring basis /(2)/                                         --             --      (11,088)                  (11,088)
                                                                 ------        -------     --------      -----       --------
Total liabilities at fair value                                  $   --        $  (185)    $(11,655)     $   7       $(11,833)
                                                                 ======        =======     ========      =====       ========
% of total liabilities at fair value                                -- %           1.6%        98.5%      (0.1)%          100%

--------
/(1)/Includes $8 million of mortgage loans and $9 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.
/(2)/Relates to LBL business held for sale (see Note 3). The total fair value measurement includes $15,593 million of assets held for sale and $(14,899) million of liabilities held for sale, less $12,028 million of assets and $(246) million of liabilities measured at fair value on a recurring basis.

   The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

                                                       Valuation               Unobservable                  Weighted
                                    Fair value         technique                   input            Range    average
($ in millions)                     ---------- --------------------------- ---------------------- ---------  --------
December 31, 2014
Derivatives embedded in life and      $(278)   Stochastic cash flow model  Projected option cost  1.0 - 2.0%   1.76%
  annuity contracts - Equity-
  indexed and forward starting
  options
December 31, 2013
Derivatives embedded in life and      $(247)   Stochastic cash flow model  Projected option cost  1.0 - 2.0%   1.75%
  annuity contracts - Equity-
  indexed and forward starting
  options
Liabilities held for sale - Equity-   $(246)   Stochastic cash flow model  Projected option cost  1.0 - 2.0%   1.91%
  indexed and forward starting
  options

   If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value.

   As of December 31, 2014 and 2013, Level 3 fair value measurements include $914 million and $1.15 billion, respectively, of fixed income securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. As of December 31, 2013, Level 3 fair value measurements for assets held for sale include $319 million of fixed income securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. The Company does not develop the unobservable inputs used in measuring fair value; therefore, these are not included in the table above. However, an increase (decrease) in credit spreads for fixed income securities valued based on non-binding broker quotes would result in a lower (higher) fair value.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014.

                                                        Total gains (losses)
                                                           included in:
                                                        -------------------
                                       Balance as of                           Transfers    Transfers
                                        December 31,        Net                  into        out of
                                            2013        income /(1)/   OCI      Level 3      Level 3
($ in millions)                       ----------------  -----------   -----   ----------- -------------
Assets
   Fixed income securities:
       Municipal                           $  119          $ --       $  18      $  --       $  (17)
       Corporate                            1,008            20         (14)        85         (114)
       ABS                                    112            --           3         16          (12)
       CMBS                                     1            --          --         --           (4)
       Redeemable preferred
         stock                                  1            --          --         --           --
                                           ------          ----       -----      -----       ------
          Total fixed income
            securities                      1,241            20           7        101         (147)
   Equity securities                            6            --          (1)        --           (1)
   Free-standing derivatives,
     net                                       (5)           --          --         --           --
   Other assets                                --             1          --         --           --
   Assets held for sale                       362            (1)          2          4           (2)
                                           ------          ----       -----      -----       ------
          Total recurring
            Level 3 assets                 $1,604          $ 20       $   8      $ 105       $ (150)
                                           ======          ====       =====      =====       ======
Liabilities
   Contractholder funds:
     Derivatives embedded in
     life and annuity
     contracts                             $ (307)         $ (8)      $  --      $  --       $   --
   Liabilities held for sale                 (246)           17          --         --           --
                                           ------          ----       -----      -----       ------
          Total recurring
            Level 3
            liabilities                    $ (553)         $  9       $  --      $  --       $   --
                                           ======          ====       =====      =====       ======

                                                                                          Balance as of
                                        Sold in LBL     Purchases/                        December 31,
                                      disposition /(3)/ Issues /(4)/  Sales   Settlements     2014
                                      ----------------  -----------   -----   ----------- -------------
Assets
   Fixed income securities:
       Municipal                           $   --          $ --       $ (11)     $  (3)      $  106
       Corporate                               --            20        (109)      (104)         792
       ABS                                     --            21          --        (11)         129
       CMBS                                     4            --          --         --            1
       Redeemable preferred
         stock                                 --            --          (1)        --           --
                                           ------          ----       -----      -----       ------
          Total fixed income
            securities                          4            41        (121)      (118)       1,028
   Equity securities                           --            39          (6)        --           37
   Free-standing derivatives,
     net                                       --             2          --         (4)          (7)/(2)/
   Other assets                                --            --          --         --            1
   Assets held for sale                      (351)           --          (8)        (6)          --
                                           ------          ----       -----      -----       ------
          Total recurring
            Level 3 assets                 $ (347)         $ 82       $(135)     $(128)      $1,059
                                           ======          ====       =====      =====       ======
Liabilities
   Contractholder funds:
     Derivatives embedded in
     life and annuity
     contracts                             $   --          $(14)      $  --      $   6       $ (323)
   Liabilities held for sale                  230            (4)         --          3           --
                                           ------          ----       -----      -----       ------
          Total recurring
            Level 3
            liabilities                    $  230          $(18)      $  --      $   9       $ (323)
                                           ======          ====       =====      =====       ======

--------
/(1)/The effect to net income totals $29 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
     $11 million in realized capital gains and losses, $12 million in net investment income, $(5) million in interest credited to contractholder funds, $15 million in contract benefits and $(4) million in loss on disposition of operations.
/(2)/Comprises $2 million of assets and $9 million of liabilities. /(3)/Includes transfers from held for sale that took place in first quarter
     2014 of $4 million for CMBS and $(4) million for Assets held for sale. /(4)/Represents purchases for assets and issues for liabilities.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013.

                                                    Total gains (losses)
                                                       included in:
                                                    -------------------
                                      Balance as of                        Transfers    Transfers
                                      December 31,      Net                  into        out of
                                          2012      income /(1)/   OCI      Level 3      Level 3
($ in millions)                       ------------- -----------   -----   ----------- -------------
Assets
Fixed income securities:
   Municipal                             $  338        $ (12)     $  19      $  --       $   --
   Corporate                              1,501           32        (32)        84         (172)
   ABS                                      199           (2)        30         17          (16)
   RMBS                                      --           --         --         --           --
   CMBS                                      21           (1)         3         --           --
   Redeemable preferred stock                 1           --         --         --           --
                                         ------        -----      -----      -----       ------
       Total fixed income
         securities                       2,060           17         20        101         (188)
Equity securities                             7           --         --         --           --
Free-standing derivatives, net              (27)          19         --         --           --
Other assets                                  1           (1)        --         --           --
Assets held for sale                         --           (2)        (6)        13          (13)
                                         ------        -----      -----      -----       ------
       Total recurring Level
         3 assets                        $2,041        $  33      $  14      $ 114       $ (201)
                                         ======        =====      =====      =====       ======
Liabilities
   Contractholder funds:
     Derivatives embedded in
     life and annuity
     contracts                           $ (553)       $  89      $  --      $  --       $   --
   Liabilities held for sale                 --           20         --         --           --
                                         ------        -----      -----      -----       ------
   Total recurring Level 3
     liabilities                         $ (553)       $ 109      $  --      $  --       $   --
                                         ======        =====      =====      =====       ======

                                                                                      Balance as of
                                       Transfer to  Purchases/                        December 31,
                                      held for sale Issues /(2)/  Sales   Settlements     2013
                                      ------------- -----------   -----   ----------- -------------
Assets
Fixed income securities:
       Municipal                         $  (51)       $  --      $(173)     $  (2)      $  119
       Corporate                           (244)         145       (173)      (133)       1,008
       ABS                                  (85)          --         (8)       (23)         112
       RMBS                                  --           --         --         --           --
       CMBS                                  (5)          --        (17)        --            1
       Redeemable preferred
         stock                               --           --         --         --            1
                                         ------        -----      -----      -----       ------
          Total fixed income
            securities                     (385)         145       (371)      (158)       1,241
   Equity securities                         --           --         (1)        --            6
   Free-standing derivatives,
     net                                     --            9         --         (6)          (5)/(3)/
   Other assets                              --           --         --         --           --
   Assets held for sale                     385           --        (10)        (5)         362
                                         ------        -----      -----      -----       ------
          Total recurring
            Level 3 assets               $   --        $ 154      $(382)     $(169)      $1,604
                                         ======        =====      =====      =====       ======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts                       $  265        $(111)     $  --      $   3       $ (307)
       Liabilities held for
         sale                              (265)          (6)        --          5         (246)
                                         ------        -----      -----      -----       ------
       Total recurring
         Level 3 liabilities             $   --        $(117)     $  --      $   8       $ (553)
                                         ======        =====      =====      =====       ======

--------
/(1)/The effect to net income totals $142 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
     $20 million in realized capital gains and losses, $14 million in net investment income, $40 million in interest credited to contractholder funds, $74 million in contract benefits and $(6) million in loss on disposition of operations.
/(2)/Represents purchases for assets and issues for liabilities.
/(3)/Comprises $9 million of assets and $14 million of liabilities.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012.

                                                         Total gains (losses)
                                                            included in:
                                                         -------------------
                                           Balance as of                        Transfers    Transfers
                                           December 31,      Net                  into        out of
                                               2011      income /(1)/   OCI      Level 3      Level 3
($ in millions)                            ------------- -----------   ------  ----------- -------------
Assets
Fixed income securities:
   Municipal                                  $  387        $  (5)      $ 22      $  53       $  (10)
   Corporate                                   1,319           20         63        381          (64)
   ABS                                           254           24         59         42           (7)
   RMBS                                           47           --         --         --          (47)
   CMBS                                           30           (4)        10         --           --
   Redeemable preferred stock                      1           --         --         --           --
                                              ------        -----       ----      -----       ------
       Total fixed income
         securities                            2,038           35        154        476         (128)
Equity securities                                 14           --         --         --           --
Free-standing derivatives, net                   (88)          25         --         --           --
Other assets                                       1           --         --         --           --
                                              ------        -----       ----      -----       ------
       Total recurring
         Level 3 assets                       $1,965        $  60       $154      $ 476       $ (128)
                                              ======        =====       ====      =====       ======
Liabilities
   Contractholder funds:
     Derivatives embedded in
     life and annuity
     contracts                                $ (723)       $ 168       $ --      $  --       $   --
                                              ------        -----       ----      -----       ------
   Total recurring Level 3
     liabilities                              $ (723)       $ 168       $ --      $  --       $   --
                                              ======        =====       ====      =====       ======

                                                                                           Balance as of
                                                                                           December 31,
                                             Purchases      Sales      Issues  Settlements     2012
                                           ------------- -----------   ------  ----------- -------------
Assets
   Fixed income securities:
       Municipal                              $   --        $(107)      $ --      $  (2)      $  338
       Corporate                                 125         (223)        --       (120)       1,501
       ABS                                        11         (165)        --        (19)         199
       RMBS                                       --           --         --         --           --
       CMBS                                       --           --         --        (15)          21
       Redeemable preferred
         stock                                     1           (1)        --         --            1
                                              ------        -----       ----      -----       ------
          Total fixed income
            securities                           137         (496)        --       (156)       2,060
   Equity securities                               5          (12)        --         --            7
   Free-standing derivatives,
     net                                          27           --         --          9          (27)/(2)/
   Other assets                                   --           --         --         --            1
                                              ------        -----       ----      -----       ------
              Total recurring
                Level 3 assets                $  169        $(508)      $ --      $(147)      $2,041
                                              ======        =====       ====      =====       ======
Liabilities
   Contractholder funds:
     Derivatives embedded in
     life and annuity
     contracts                                $   --        $  --       $(79)     $  81       $ (553)
                                              ------        -----       ----      -----       ------
   Total recurring Level 3
     liabilities                              $   --        $  --       $(79)     $  81       $ (553)
                                              ======        =====       ====      =====       ======

--------
/(1)/The effect to net income totals $228 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:$38 million in realized capital gains and losses, $22 million in net investment income, $132 million in interest credited to contractholder funds and $36 million in contract benefits.
/(2)/Comprises $3 million of assets and $30 million of liabilities.

   Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company's independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

   There were no transfers between Level 1 and Level 2 during 2014 or 2013. During 2012, certain U.S. government securities were transferred into Level 1 from Level 2 as a result of increased liquidity in the market and a sustained increase in the market activity for these assets.

   Transfers into Level 3 during 2014, 2013 and 2012 included situations where a fair value quote was not provided by the Company's independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where the inputs had not been corroborated to be market observable resulting in the security being classified as Level
3. Transfers out of Level 3 during 2014, 2013 and 2012 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company's independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

   The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

                                                                              2014 2013  2012
($ in millions)                                                               ---- ----  ----
Assets
   Fixed income securities:
       Municipal                                                              $(1) $ (4) $ --
       Corporate                                                               11    13    15
       ABS                                                                     --    (2)   --
       CMBS                                                                     1    (2)   (3)
                                                                              ---  ----  ----
          Total fixed income securities                                        11     5    12
   Equity securities                                                           --    --    --
   Free-standing derivatives, net                                               5    10     6
   Other assets                                                                 1    (1)   --
   Assets held for sale                                                        --    (2)   --
                                                                              ---  ----  ----
          Total recurring Level 3 assets                                      $17  $ 12  $ 18
                                                                              ===  ====  ====
Liabilities
   Contractholder funds: Derivatives embedded in life and annuity contracts   $(8) $ 89  $168
   Liabilities held for sale                                                   17    20    --
                                                                              ---  ----  ----
          Total recurring Level 3 liabilities                                 $ 9  $109  $168
                                                                              ===  ====  ====

   The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $26 million in 2014 and are reported as follows: $4 million in realized capital gains and losses, $12 million in net investment income, $(5) million in interest credited to contractholder funds and $15 million in contract benefits. These gains and losses total $121 million in 2013 and are reported as follows:
$9 million in realized capital gains and losses, $9 million in net investment income, $35 million in interest credited to contractholder funds, $74 million in contract benefits and $(6) million in loss on disposition of operations. These gains and losses total $186 million in 2012 and are reported as follows: $19 million in net investment income, $131 million in interest credited to contractholder funds and $36 million in contract benefits.

   Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

Financial assets

                                         December 31, 2014 December 31, 2013
       ($ in millions)                   ----------------- -----------------
                                         Carrying  Fair    Carrying  Fair
                                          value    value    value    value
                                         --------  ------  --------  ------
       Mortgage loans                     $3,686   $3,922   $4,173   $4,300
       Cost method limited partnerships      508      686      605      799
       Bank loans                            431      427      160      161
       Agent loans                           368      361      341      325
       Notes due from related party          275      275      275      275
       Assets held for sale                   --       --    1,458    1,532

   The fair value of mortgage loans, including those classified as assets held for sale, is based on discounted contractual cash flows or, if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of cost method limited partnerships is determined using reported net asset values of the underlying funds. The fair value of bank loans, which are reported in other investments or assets held for sale, is based on broker quotes from brokers familiar with the loans and current market conditions. The fair value of agent loans, which are reported in other investments, is based on discounted cash flow calculations that use discount rates with a spread over U.S. Treasury rates. Assumptions used in developing estimated cash flows and discount rates consider the loan's credit and liquidity risks. The fair value of notes due from related party, which are reported in other investments, is based on discounted cash flow calculations using current interest rates for instruments with comparable terms. The fair value measurements for mortgage loans, cost method limited partnerships, bank loans, agent loans, notes due from related party and assets held for sale are categorized as Level 3.

Financial liabilities

                                              December 31, 2014 December 31, 2013
($ in millions)                               ----------------  ----------------
                                              Carrying   Fair   Carrying   Fair
                                               value     value   value     value
                                              --------  ------- --------  -------
Contractholder funds on investment contracts  $13,708   $14,364 $15,542   $16,198
Notes due to related parties                      275       275     282       282
Liability for collateral                          510       510     328       328
Liabilities held for sale                          --        --   7,417     7,298

   The fair value of contractholder funds on investment contracts, including those classified as liabilities held for sale, is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company's own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies and fixed rate funding agreements are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk. The fair value measurements for contractholder funds on investment contracts and liabilities held for sale are categorized as Level 3.

   The fair value of notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company's own credit risk. The liability for collateral is valued at carrying value due to its short-term nature. The fair value measurements for liability for collateral are categorized as Level 2. The fair value measurements for notes due to related parties are categorized as Level 3.

8. Derivative Financial Instruments and Off-balance sheet Financial Instruments

   The Company uses derivatives to manage risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, changes in equity market valuations, increases in credit spreads and foreign currency fluctuations, and for asset replication.

   Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company's assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. The Company uses financial futures and interest rate swaps to hedge anticipated asset purchases and liability issuances and futures and options for hedging the equity exposure contained in its equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company uses interest rate swaps to hedge interest rate risk inherent in funding agreements. The Company uses foreign currency swaps and forwards primarily to reduce the foreign currency risk associated with holding foreign currency denominated investments. Credit default swaps are typically used to mitigate the credit risk within the Company's fixed income portfolio.

   The Company may also use derivatives to manage the risk associated with corporate actions, including the sale of a business. During 2014 and December 2013, swaptions were utilized to hedge the expected proceeds from the disposition of LBL.

   Asset replication refers to the "synthetic" creation of assets through the use of derivatives and primarily investment grade host bonds to replicate securities that are either unavailable in the cash markets or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

   The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value with changes in fair value of embedded derivatives reported in net income. The Company's primary embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders; conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock; credit default swaps in synthetic collateralized debt obligations, which provide enhanced coupon rates as a result of selling credit protection; and equity-indexed notes containing equity call options, which provide a coupon payout that is determined using one or more equity-based indices.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.

   The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.

   Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position. For certain exchange traded and cleared derivatives, margin deposits are required as well as daily cash settlements of margin accounts. As of December 31, 2014, the Company pledged $30 million of cash and securities in the form of margin deposits.

   For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from accumulated other comprehensive income and are reported in net income in the same period the forecasted transactions being hedged impact net income.

   Non-hedge accounting is generally used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2014.

                                                                                                     Volume /(1)/
($ in millions, except number of contracts)                                                       ------------------
                                                                                                            Number    Fair
                                                                                                  Notional    of     value, Gross
                                                                    Balance sheet location         amount  contracts  net   asset
                                                             ------------------------------------ -------- --------- ------ -----
Asset derivatives
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                                   Other investments            $   85      n/a   $   3   $ 3
                                                                                                   ------    -----   -----   ---
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate cap agreements                                       Other investments               163      n/a       2     2
Equity and index contracts
   Options                                                            Other investments                --    3,225      83    83
   Financial futures contracts                                           Other assets                  --      704       1     1
Foreign currency contracts
   Foreign currency forwards                                          Other investments                57      n/a      --    --
Credit default contracts
   Credit default swaps - buying protection                           Other investments                19      n/a      --    --
   Credit default swaps - selling protection                          Other investments                80      n/a       2     2
Other contracts
   Other contracts                                                       Other assets                   3      n/a       1     1
                                                                                                   ------    -----   -----   ---
       Subtotal                                                                                       322    3,929      89    89
                                                                                                   ------    -----   -----   ---
Total asset derivatives                                                                            $  407    3,929   $  92   $92
                                                                                                   ======    =====   =====   ===
Liability derivatives
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                          Other liabilities & accrued expenses  $   50      n/a   $  (1)  $--
                                                                                                   ------    -----   -----   ---
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate swap agreements                             Other liabilities & accrued expenses      85      n/a       1     1
   Interest rate cap agreements                              Other liabilities & accrued expenses      11      n/a      --    --
   Financial futures contract                                Other liabilities & accrued expenses      --      200      --    --
Equity and index contracts
   Options and futures                                       Other liabilities & accrued expenses      --    3,131     (22)   --
Foreign currency contracts
   Foreign currency forwards                                 Other liabilities & accrued expenses      36      n/a       1     1
Embedded derivative financial instruments
   Guaranteed accumulation benefits                                  Contractholder funds             615      n/a     (32)   --
   Guaranteed withdrawal benefits                                    Contractholder funds             425      n/a     (13)   --
   Equity-indexed and forward starting options in life and
     annuity product contracts                                       Contractholder funds           1,786      n/a    (278)   --
   Other embedded derivative financial instruments                   Contractholder funds              85      n/a      --    --
Credit default contracts
   Credit default swaps - buying protection                  Other liabilities & accrued expenses      49      n/a      (1)   --
   Credit default swaps - selling protection                 Other liabilities & accrued expenses     100      n/a      (9)   --
                                                                                                   ------    -----   -----   ---
       Subtotal                                                                                     3,192    3,331    (353)    2
                                                                                                   ------    -----   -----   ---
Total liability derivatives                                                                         3,242    3,331    (354)  $ 2
                                                                                                   ======    =====   =====   ===
Total derivatives                                                                                  $3,649    7,260   $(262)
                                                                                                   ======    =====   =====

($ in millions, except number of contracts)

                                                               Gross
                                                             liability
                                                             ---------
Asset derivatives
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                            $  --
                                                               -----
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate cap agreements                                   --
Equity and index contracts
   Options                                                        --
   Financial futures contracts                                    --
Foreign currency contracts
   Foreign currency forwards                                      --
Credit default contracts
   Credit default swaps - buying protection                       --
   Credit default swaps - selling protection                      --
Other contracts
   Other contracts                                                --
                                                               -----
       Subtotal                                                   --
                                                               -----
Total asset derivatives                                        $  --
                                                               =====
Liability derivatives
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                            $  (1)
                                                               -----
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate swap agreements                                  --
   Interest rate cap agreements                                   --
   Financial futures contract                                     --
Equity and index contracts
   Options and futures                                           (22)
Foreign currency contracts
   Foreign currency forwards                                      --
Embedded derivative financial instruments
   Guaranteed accumulation benefits                              (32)
   Guaranteed withdrawal benefits                                (13)
   Equity-indexed and forward starting options in life and
     annuity product contracts                                  (278)
   Other embedded derivative financial instruments                --
Credit default contracts
   Credit default swaps - buying protection                       (1)
   Credit default swaps - selling protection                      (9)
                                                               -----
       Subtotal                                                 (355)
                                                               -----
Total liability derivatives                                    $(356)
                                                               =====
Total derivatives

--------
/(1)/Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2013.

                                                                                                     Volume /(1)/
($ in millions, except number of contracts)                                                       ------------------
                                                                                                            Number    Fair
                                                                                                  Notional    of     value, Gross
                                                                    Balance sheet location         amount  contracts  net   asset
Asset derivatives                                            ------------------------------------ -------- --------- ------ -----
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                                   Other investments           $    16      n/a   $   1  $  1
                                                                                                  -------   ------   -----  ----
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate swaption agreements                                  Other investments             1,420      n/a      --    --
   Interest rate cap agreements                                       Other investments                61      n/a       2     2
Equity and index contracts
   Options and warrants /(2)/                                         Other investments                 3   10,035     261   261
   Financial futures contracts                                           Other assets                  --      627      --    --
Foreign currency contracts
   Foreign currency forwards                                          Other investments                47      n/a      --    --
Embedded derivative financial instruments
   Credit default swaps                                            Fixed income securities             12      n/a     (12)   --
Credit default contracts
   Credit default swaps - buying protection                           Other investments                 1      n/a      --    --
   Credit default swaps - selling protection                          Other investments                85      n/a       2     2
Other contracts
   Other contracts                                                       Other assets                   4      n/a      --    --
                                                                                                  -------   ------   -----  ----
       Subtotal                                                                                     1,633   10,662     253   265
                                                                                                  -------   ------   -----  ----
Total asset derivatives                                                                           $ 1,649   10,662   $ 254  $266
                                                                                                  =======   ======   =====  ====
Liability derivatives
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                          Other liabilities & accrued expenses $   132      n/a   $ (15) $ --
                                                                                                  -------   ------   -----  ----
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate swap agreements                             Other liabilities & accrued expenses      85      n/a       4     4
   Interest rate swaption agreements                         Other liabilities & accrued expenses   4,570      n/a       1     1
   Interest rate cap agreements                              Other liabilities & accrued expenses     262      n/a       4     4
Equity and index contracts
   Options                                                   Other liabilities & accrued expenses      55   10,035    (165)    2
Embedded derivative financial instruments
   Guaranteed accumulation benefits                                  Contractholder funds             738      n/a     (43)   --
   Guaranteed withdrawal benefits                                    Contractholder funds             506      n/a     (13)   --
   Equity-indexed and forward starting options in life and
     annuity product contracts                                       Contractholder funds           1,693      n/a    (247)   --
                                                                  Liabilities held for sale         2,363      n/a    (246)   --
   Other embedded derivative financial instruments                   Contractholder funds              85      n/a      (4)   --
Credit default contracts
   Credit default swaps - buying protection                  Other liabilities & accrued expenses     171      n/a      (2)   --
   Credit default swaps - selling protection                 Other liabilities & accrued expenses     100      n/a     (15)   --
                                                                                                  -------   ------   -----  ----
       Subtotal                                                                                    10,628   10,035    (726)   11
                                                                                                  -------   ------   -----  ----
Total liability derivatives                                                                        10,760   10,035    (741) $ 11
                                                                                                  =======   ======   =====  ====
Total derivatives                                                                                 $12,409   20,697   $(487)
                                                                                                  =======   ======   =====

($ in millions, except number of contracts)

                                                               Gross
                                                             liability
Asset derivatives                                            ---------
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                            $  --
                                                               -----
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate swaption agreements                              --
   Interest rate cap agreements                                   --
Equity and index contracts
   Options and warrants /(2)/                                     --
   Financial futures contracts                                    --
Foreign currency contracts
   Foreign currency forwards                                      --
Embedded derivative financial instruments
   Credit default swaps                                          (12)
Credit default contracts
   Credit default swaps - buying protection                       --
   Credit default swaps - selling protection                      --
Other contracts
   Other contracts                                                --
                                                               -----
       Subtotal                                                  (12)
                                                               -----
Total asset derivatives                                        $ (12)
                                                               =====
Liability derivatives
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                            $ (15)
                                                               -----
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate swap agreements                                  --
   Interest rate swaption agreements                              --
   Interest rate cap agreements                                   --
Equity and index contracts
   Options                                                      (167)
Embedded derivative financial instruments
   Guaranteed accumulation benefits                              (43)
   Guaranteed withdrawal benefits                                (13)
   Equity-indexed and forward starting options in life and
     annuity product contracts                                  (247)
                                                                (246)
   Other embedded derivative financial instruments                (4)
Credit default contracts
   Credit default swaps - buying protection                       (2)
   Credit default swaps - selling protection                     (15)
                                                               -----
       Subtotal                                                 (737)
                                                               -----
Total liability derivatives                                    $(752)
                                                               =====
Total derivatives

--------
/(1)/Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
/(2)/In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

   The following table provides gross and net amounts for the Company's OTC derivatives, all of which are subject to enforceable master netting agreements.

                                     Offsets
 ($ in millions)               ------------------
                                           Cash       Net    Securities
                               Counter- collateral amount on collateral
                        Gross   party   (received)  balance  (received)  Net
                        amount netting   pledged     sheet    pledged   amount
                        ------ -------- ---------- --------- ---------- ------
 December 31, 2014
 Asset derivatives       $  7    $ (2)     $--       $  5       $(4)     $ 1
 Liability derivatives    (11)      2       --         (9)        7       (2)

 December 31, 2013
 Asset derivatives       $ 14    $(11)     $--       $  3       $(3)     $--
 Liability derivatives    (33)     11       (4)       (26)       22       (4)

   The following table provides a summary of the impacts of the Company's foreign currency contracts in cash flow hedging relationships for the years ended December 31. Amortization of net gains from accumulated other comprehensive income related to cash flow hedges is expected to be a gain of $2 million during the next twelve months. There was no hedge ineffectiveness reported in realized gains and losses in 2014, 2013 or 2012.

                                                                                          2014 2013  2012
($ in millions)                                                                           ---- ----  ----
Gain (loss) recognized in OCI on derivatives during the period                            $12  $  3  $ (6)
Gain (loss) recognized in OCI on derivatives during the term of the hedging relationship    2   (13)  (17)
Loss reclassified from AOCI into income (net investment income)                            (1)   (1)   --
Loss reclassified from AOCI into income (realized capital gains and losses)                (2)   --    (1)

   The following tables present gains and losses from valuation, settlements and hedge ineffectiveness reported on derivatives used in fair value hedging relationships and derivatives not designated as accounting hedging instruments in the Consolidated

Statements of Operations and Comprehensive Income for the years ended December 31. In 2014 and 2013, the Company had no derivatives used in fair value hedging relationships.

                                                             Realized              Interest      Loss on   Total gain (loss)
                                                     Net      capital            credited to   disposition   recognized in
                                                  investment gains and Contract contractholder     of        net income on
                                                    income    losses   benefits     funds      operations     derivatives
($ in millions)                                   ---------- --------- -------- -------------- ----------- -----------------
2014
Interest rate contracts                              $--        $(3)     $--         $ --          $(4)          $ (7)
Equity and index contracts                            --         (1)      --           38           --             37
Embedded derivative financial instruments             --         --       15          (14)          --              1
Foreign currency contracts                            --         10       --           --           --             10
Credit default contracts                              --          8       --           --           --              8
Other contracts                                       --         --       --           (2)          --             (2)
                                                     ---        ---      ---         ----          ---           ----
   Total                                             $--        $14      $15         $ 22          $(4)          $ 47
                                                     ===        ===      ===         ====          ===           ====
2013
Interest rate contracts                              $--        $ 3      $--         $ --          $(6)          $ (3)
Equity and index contracts                            --         --       --           94           --             94
Embedded derivative financial instruments             --         (1)      74          (75)          --             (2)
Foreign currency contracts                            --         (2)      --           --           --             (2)
Credit default contracts                              --         14       --           --           --             14
Other contracts                                       --         --       --           (3)          --             (3)
                                                     ---        ---      ---         ----          ---           ----
   Total                                             $--        $14      $74         $ 16          $(6)          $ 98
                                                     ===        ===      ===         ====          ===           ====
2012
Derivatives in fair value accounting hedging
  relationships
Interest rate contracts                              $(1)       $--      $--         $ --          $--           $ (1)
                                                     ---        ---      ---         ----          ---           ----
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts                               --          2       --           --           --              2
Equity and index contracts                            --         --       --           56           --             56
Embedded derivative financial instruments             --         20       36          134           --            190
Foreign currency contracts                            --         (2)      --           --           --             (2)
Credit default contracts                              --         15       --           --           --             15
Other contracts                                       --         --       --            3           --              3
                                                     ---        ---      ---         ----          ---           ----
   Subtotal                                           --         35       36          193           --            264
                                                     ---        ---      ---         ----          ---           ----
   Total                                             $(1)       $35      $36         $193          $--           $263
                                                     ===        ===      ===         ====          ===           ====

   Changes in fair value of the Company's fair value hedging relationships for 2012 resulted in a $3 million gain on interest rate contract derivatives and a $3 million loss on the hedged risk of investments, both of which were reported in net investment income.

   The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements ("MNAs") and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2014, counterparties pledged $4 million in cash and securities to the Company, and the Company pledged $7 million in securities to counterparties which includes $7 million of collateral posted under MNAs for contracts containing credit-risk-contingent provisions that are in a liability position. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.

   Counterparty credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

   The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company's OTC derivatives.

                                        2014                                                     2013
($ in millions) -----------------------------------------------------    -----------------------------------------------------
                  Number                                   Exposure,       Number                                   Exposure,
                of counter-  Notional       Credit          net of       of counter-  Notional       Credit          net of
 Rating /(1)/     parties   amount /(2)/ exposure /(2)/ collateral /(2)/   parties   amount /(2)/ exposure /(2)/ collateral /(2)/
--------------- ----------- -----------  -------------  ---------------  ----------- -----------  -------------  ---------------
     A+              1         $164           $ 2             $ 1             1        $   22          $ 1             $ 1
     A               3           88             3               1             4         1,523            2              --
     A-              1            8            --              --             1            24            1              --
     BBB+            1           11            --              --             1             3           --              --
     BBB             1           52            --              --             1            76            1              --
                     -         ----           ---             ---             -        ------          ---             ---
     Total           7         $323           $ 5             $ 2             8        $1,648          $ 5             $ 1
                     =         ====           ===             ===             =        ======          ===             ===

--------
/(1)/Rating is the lower of S&P or Moody's ratings.
/(2)/Only OTC derivatives with a net positive fair value are included for each counterparty.

   Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

   Certain of the Company's derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative on certain dates if ALIC's or Allstate Life Insurance Company of New York's ("ALNY") financial strength credit ratings by Moody's or S&P fall below a certain level or in the event ALIC or ALNY are no longer rated by either Moody's or S&P. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative instruments if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on ALIC's or ALNY's financial strength credit ratings by Moody's or S&P, or in the event ALIC or ALNY are no longer rated by either Moody's or S&P.

   The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

                                                                                            2014 2013
($ in millions)                                                                             ---- ----
Gross liability fair value of contracts containing credit-risk-contingent features          $11  $ 25
Gross asset fair value of contracts containing credit-risk-contingent features and subject
  to MNAs                                                                                    (2)   (9)
Collateral posted under MNAs for contracts containing credit-risk-contingent features        (7)  (14)
                                                                                            ---  ----
Maximum amount of additional exposure for contracts with credit-risk-contingent
  features if all features were triggered concurrently                                      $ 2  $  2
                                                                                            ===  ====

Credit derivatives - selling protection

   Free-standing credit default swaps ("CDS") are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the "reference entity" or a portfolio of "reference entities"), in return for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.

   The following table shows the CDS notional amounts by credit rating and fair value of protection sold.

                                                       Notional amount
                                               ------------------------------
                                                            BB and       Fair
                                               AA   A   BBB lower  Total value
 ($ in millions)                               --- ---- --- ------ ----- -----
 December 31, 2014
 Single name
    Corporate debt                             $-- $ -- $--  $--   $ --  $ --
 First-to-default Basket
    Municipal                                   --  100  --   --    100    (9)
 Index
    Corporate debt                              --   22  52    6     80     2
                                               --- ---- ---  ---   ----  ----
 Total                                         $-- $122 $52  $ 6   $180  $ (7)
                                               === ==== ===  ===   ====  ====

 December 31, 2013
 Single name
    Corporate debt                             $-- $  5 $--  $--   $  5  $ --
 First-to-default Basket
    Municipal                                   --  100  --   --    100   (15)
 Index
    Corporate debt                               1   20  55    4     80     2
                                               --- ---- ---  ---   ----  ----
 Total                                         $ 1 $125 $55  $ 4   $185  $(13)
                                               === ==== ===  ===   ====  ====

   In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default ("FTD") structure or credit derivative index ("CDX") that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity's public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. For CDX, the reference entity's name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.

   The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.

Off-balance sheet financial instruments

   The contractual amounts of off-balance sheet financial instruments as of December 31 are as follows:

                                                              2014   2013
     ($ in millions)                                         ------ ------
     Commitments to invest in limited partnership interests  $1,223 $1,366
     Commitments to extend mortgage loans                        44      1
     Private placement commitments                               25      5
     Other loan commitments                                      46     26

   In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance sheet financial instruments with credit risk.

   Commitments to invest in limited partnership interests represent agreements to acquire new or additional participation in certain limited partnership investments. The Company enters into these agreements in the normal course of business. Because the investments in limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

   Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. The fair value of commitments to extend mortgage loans, which are secured by the underlying properties, is $1 million as of December 31, 2014, and is valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

   Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

   Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.

9. Reserve for Life-Contingent Contract Benefits and Contractholder Funds

   As of December 31, the reserve for life-contingent contract benefits consists of the following:

                                                                  2014    2013
($ in millions)                                                  ------- -------
Immediate fixed annuities:
   Structured settlement annuities                               $ 6,682 $ 6,645
   Other immediate fixed annuities                                 2,246   2,279
Traditional life insurance                                         2,303   2,329
Accident and health insurance                                        238     236
Other                                                                 97     100
                                                                 ------- -------
       Total reserve for life-contingent contract benefits       $11,566 $11,589
                                                                 ======= =======

   The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

Product                                              Mortality                      Interest rate          Estimation method
-------                                -------------------------------------- ------------------------- ------------------------

Structured settlement annuities        U.S. population with projected         Interest rate assumptions Present value of
                                       calendar year improvements; mortality  range from 2.7% to 9.0%   contractually specified
                                       rates adjusted for each impaired life                            future benefits
                                       based on reduction in life expectancy

Other immediate fixed annuities        1983 group annuity mortality table     Interest rate assumptions Present value of
                                       with internal modifications; 1983      range from 0% to 11.5%    expected future benefits
                                       individual annuity mortality table;                              based on historical
                                       Annuity 2000 mortality table with                                experience
                                       internal modifications; Annuity 2000
                                       mortality table; 1983 individual
                                       annuity mortality table with internal
                                       modifications

Traditional life insurance             Actual company experience plus loading Interest rate assumptions Net level premium range from 2.5% to 11.3%  reserve method using the
                                                                                                        Company's withdrawal
                                                                                                        experience rates;
                                                                                                        includes reserves for
                                                                                                        unpaid claims

Accident and health insurance          Actual company experience plus loading Interest rate assumptions Unearned premium;
                                                                              range from 3.0% to 6.0%   additional contract
                                                                                                        reserves for mortality
                                                                                                        risk and unpaid claims

                                                                                                        Projected benefit ratio
                                       Annuity 2012 mortality table with      Interest rate assumptions applied to cumulative
Other:                                 internal modifications                 range from 2.6% to 5.8%   assessments
   Variable annuity guaranteed
     minimum death benefits /(1)/

--------
/(1)/In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively "Prudential").

   To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $28 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2014. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income. The liability was zero as of December 31, 2013.

   As of December 31, contractholder funds consist of the following:

                                                          2014    2013
       ($ in millions)                                   ------- -------
       Interest-sensitive life insurance                 $ 7,193 $ 7,104
       Investment contracts:
          Fixed annuities                                 14,284  16,172
          Funding agreements backing medium-term notes        85      89
          Other investment contracts                         254     239
                                                         ------- -------
              Total contractholder funds                 $21,816 $23,604
                                                         ======= =======

   The following table highlights the key contract provisions relating to contractholder funds.

Product                                            Interest rate                     Withdrawal/surrender charges
-------                                -------------------------------------  ------------------------------------------

Interest-sensitive life insurance      Interest rates credited range from 0%  Either a percentage of account balance
                                       to 9.0% for equity-indexed life        or dollar amount grading off generally
                                       (whose returns are indexed to the S&P  over 20 years
                                       500) and 1.0% to 6.0% for all other
                                       products

Fixed annuities                        Interest rates credited range from 0%  Either a declining or a level percentage
                                       to 9.8% for immediate annuities;       charge generally over ten years or less.
                                       (8.0)% to 13.5% for equity-indexed     Additionally, approximately 21.5% of
                                       annuities (whose returns are indexed   fixed annuities are subject to market
                                       to the S&P 500); and 0.1% to 6.0% for  value adjustment for discretionary
                                       all other products                     withdrawals

Funding agreements backing             Interest rate credited is 2.49%        Not applicable
  medium-term notes

Other investment contracts:            Interest rates used in establishing    Withdrawal and surrender charges are
   Guaranteed minimum income,          reserves range from 1.7% to 10.3%      based on the terms of the related
     accumulation and withdrawal                                              interest-sensitive life insurance or fixed
     benefits on variable /(1)/ and                                           annuity contract
     fixed annuities and secondary
     guarantees on interest-sensitive
     life insurance and fixed
     annuities

--------
/(1)/In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC and Allstate Life Global Funding, and their primary assets are funding agreements used exclusively to back medium-term note programs.

   Contractholder funds activity for the years ended December 31 is as follows:

                                                                 2014      2013      2012
($ in millions)                                                --------  --------  -------
Balance, beginning of year                                     $ 23,604  $ 38,634  $41,669
Classified as held for sale, beginning balance                   10,945        --       --
                                                               --------  --------  -------
Total, including those classified as held for sale               34,549    38,634   41,669

Deposits                                                          1,227     2,338    2,180
Interest credited                                                   892     1,268    1,296
Benefits                                                         (1,178)   (1,521)  (1,454)
Surrenders and partial withdrawals                               (2,253)   (3,279)  (3,969)
Maturities of and interest payments on institutional products        (2)   (1,799)    (138)
Contract charges                                                   (798)   (1,032)    (995)
Net transfers from separate accounts                                  7        12       11
Other adjustments                                                    34       (72)      34
Sold in LBL disposition                                         (10,662)       --       --
Classified as held for sale, ending balance                          --   (10,945)      --
                                                               --------  --------  -------
Balance, end of year                                           $ 21,816  $ 23,604  $38,634
                                                               ========  ========  =======

   The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $3.82 billion and $5.20 billion of equity, fixed income and balanced mutual funds and $467 million and $748 million of money market mutual funds as of December 31, 2014 and 2013, respectively.

   The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                              December 31,
                                                                           -------------------
                                                                             2014      2013
($ in millions)                                                            --------- ---------
In the event of death
   Separate account value                                                  $   4,288 $   5,951
   Net amount at risk /(1)/                                                $     581 $     636
   Average attained age of contractholders                                  69 years  68 years

At annuitization (includes income benefit guarantees)
   Separate account value                                                  $   1,142 $   1,463
   Net amount at risk /(2)/                                                $     238 $     252
   Weighted average waiting period until annuitization options available        None      None

For cumulative periodic withdrawals
   Separate account value                                                  $     382 $     488
   Net amount at risk /(3)/                                                $       8 $       9

Accumulation at specified dates
   Separate account value                                                  $     480 $     732
   Net amount at risk /(4)/                                                $      24 $      27
   Weighted average waiting period until guarantee date                      4 years   5 years

--------
/(1)/Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date. /(2)/Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
/(3)/Defined as the estimated current guaranteed minimum withdrawal balance
     (initial deposit) in excess of the current account balance as of the balance sheet date.
/(4)/Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

   The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.

   Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

   Guarantees related to the majority of withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

   The following table summarizes the liabilities for guarantees.

                                          Liability for      Liability for   Liability for
                                      guarantees related to   guarantees   guarantees related
                                       death benefits and     related to    to accumulation
                                     interest-sensitive life    income       and withdrawal
($ in millions)                             products           benefits         benefits      Total
---------------                      ----------------------- ------------- ------------------ -----
Balance, December 31, 2013 /(1)/              $ 377              $113             $ 65        $ 555
   Less reinsurance recoverables                100                99               56          255
                                              -----              ----             ----        -----
Net balance as of December 31, 2013             277                14                9          300
Incurred guarantee benefits                      34                --                9           43
Paid guarantee benefits                          --                --               --           --
Sold in LBL disposition                        (214)              (10)              (3)        (227)
                                              -----              ----             ----        -----
   Net change                                  (180)              (10)               6         (184)
Net balance as of December 31, 2014              97                 4               15          116
   Plus reinsurance recoverables                 98                91               45          234
                                              -----              ----             ----        -----
Balance, December 31, 2014 /(2)/              $ 195              $ 95             $ 60        $ 350
                                              =====              ====             ====        =====
Balance, December 31, 2012 /(3)/              $ 309              $235             $129        $ 673
   Less reinsurance recoverables                113               220              125          458
                                              -----              ----             ----        -----
Net balance as of December 31, 2012             196                15                4          215
Incurred guarantee benefits                      83                (1)               5           87
Paid guarantee benefits                          (2)               --               --           (2)
                                              -----              ----             ----        -----
   Net change                                    81                (1)               5           85
Net balance as of December 31, 2013             277                14                9          300
   Plus reinsurance recoverables                100                99               56          255
                                              -----              ----             ----        -----
Balance, December 31, 2013 /(1)/              $ 377              $113             $ 65        $ 555
                                              =====              ====             ====        =====

--------
/(1)/Included in the total liability balance as of December 31, 2013 are reserves for variable annuity death benefits of $98 million, variable annuity income benefits of $99 million, variable annuity accumulation benefits of $43 million, variable annuity withdrawal benefits of $13 million and other guarantees of $302 million.
/(2)/Included in the total liability balance as of December 31, 2014 are reserves for variable annuity death benefits of $96 million, variable annuity income benefits of $92 million, variable annuity accumulation benefits of $32 million, variable annuity withdrawal benefits of $13 million and other guarantees of $117 million.
/(3)/Included in the total liability balance as of December 31, 2012 are reserves for variable annuity death benefits of $112 million, variable annuity income benefits of $221 million, variable annuity accumulation benefits of $86 million, variable annuity withdrawal benefits of $39 million and other guarantees of $215 million.

10. Reinsurance

   The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies.

   For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business.

   The following table summarizes those retention limits by period of policy issuance.

Period                                                               Retention limits
------                            ---------------------------------------------------------------------------------------
April 2011 through current        Single life: $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria Joint life: $8 million per life, and $10 million for contracts that meet specific criteria

July 2007 through March 2011      $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria

September 1998 through June 2007  $2 million per life, in 2006 the limit was increased to $5 million for instances when specific criteria were met

August 1998 and prior             Up to $1 million per life

   In addition, the Company has used reinsurance to effect the disposition of certain blocks of business. The Company had reinsurance recoverables of $1.46 billion and $1.51 billion as of December 31, 2014 and 2013, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2014, premiums and contract charges of $109 million, contract benefits of $36 million, interest credited to contractholder funds of $21 million, and operating costs and expenses of $20 million were ceded to Prudential. In 2013, premiums and contract charges of $120 million, contract benefits of $139 million, interest credited to contractholder funds of $22 million, and operating costs and expenses of $23 million were ceded to Prudential. In 2012, premiums and contract charges of $128 million, contract benefits of $91 million, interest credited to contractholder funds of $23 million, and operating costs and expenses of $25 million were ceded to Prudential. In addition, as of December 31, 2014 and 2013 the Company had reinsurance recoverables of $157 million and $156 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.

   As of December 31, 2014, the gross life insurance in force was $424.34 billion of which $97.57 billion was ceded to the unaffiliated reinsurers.

   The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

                                                                2014    2013    2012
($ in millions)                                                ------  ------  ------
Direct                                                         $1,084  $2,093  $2,121
Assumed
   Affiliate                                                      130     124     115
   Non-affiliate                                                  614      68      40
Ceded-non-affiliate                                              (392)   (618)   (654)
                                                               ------  ------  ------
       Premiums and contract charges, net of reinsurance       $1,436  $1,667  $1,622
                                                               ======  ======  ======

   The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

                                                       2014    2013    2012
   ($ in millions)                                    ------  ------  ------
   Direct                                             $1,295  $1,805  $2,051
   Assumed
      Affiliate                                           88      82      80
      Non-affiliate                                      398      50      34
   Ceded-non-affiliate                                  (329)   (331)   (644)
                                                      ------  ------  ------
          Contract benefits, net of reinsurance       $1,452  $1,606  $1,521
                                                      ======  ======  ======

   The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in millions)                                                            2014   2013    2012
---------------                                                            ----  ------  ------
Direct                                                                     $827  $1,240  $1,288
Assumed
   Affiliate                                                                  9       9      10
   Non-affiliate                                                             82      29      19
Ceded-non-affiliate                                                         (27)    (27)    (28)
                                                                           ----  ------  ------
       Interest credited to contractholder funds, net of reinsurance       $891  $1,251  $1,289
                                                                           ====  ======  ======

   Reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.

                                               2014   2013
                    ($ in millions)           ------ ------
                    Annuities                 $1,594 $1,648
                    Life insurance               910  1,025
                    Long-term care insurance      80     78
                    Other                          2      3
                                              ------ ------
                       Total                  $2,586 $2,754
                                              ====== ======

   As of December 31, 2014 and 2013, approximately 92% and 92%, respectively, of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

11. Deferred Policy Acquisition and Sales Inducement Costs

   Deferred policy acquisition costs for the years ended December 31 are as follows:

                                                       2014    2013    2012
  ($ in millions)                                     ------  ------  ------
  Balance, beginning of year                          $1,331  $1,834  $2,165
  Classified as held for sale, beginning balance         743      --      --
                                                      ------  ------  ------
  Total, including those classified as held for sale   2,074   1,834   2,165
  Acquisition costs deferred                             163     254     262
  Amortization charged to income                        (162)   (240)   (324)
  Effect of unrealized gains and losses                  (97)    226    (269)
  Sold in LBL disposition                               (707)   (743)     --
                                                      ------  ------  ------
  Balance, end of year                                $1,271  $1,331  $1,834
                                                      ======  ======  ======

   DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

                                                         2014  2013  2012
     ($ in millions)                                     ----  ----  ----
     Balance, beginning of year                          $ 42  $ 41  $ 41
     Classified as held for sale, beginning balance        28    --    --
                                                         ----  ----  ----
     Total, including those classified as held for sale    70    41    41
     Sales inducements deferred                             4    24    22
     Amortization charged to income                        (4)   (7)  (14)
     Effect of unrealized gains and losses                 (3)   12    (8)
     Sold in LBL disposition                              (23)   --    --
     Classified as held for sale, ending balance           --   (28)   --
                                                         ----  ----  ----
     Balance, end of year                                $ 44  $ 42  $ 41
                                                         ====  ====  ====

12. Guarantees and Contingent Liabilities

Guaranty funds

   Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company's policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile's statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2014 and 2013, the liability balance included in other liabilities and accrued expenses was $10 million and $27 million, respectively. The related premium tax offsets included in other assets were $15 million and $31 million as of December 31, 2014 and 2013, respectively.

Guarantees

   The Company owns certain investments that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the reference entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these investments, as measured by the amount of the aggregate initial investment, was $4 million as of December 31, 2014. The obligations associated with these investments expire at various dates on or before March 11, 2018.

   Related to the sale of LBL on April 1, 2014, the Company has agreed to indemnify Resolution Life Holdings, Inc. related to representations, warranties and covenants of the Company, as well as for certain liabilities specifically excluded from the transaction, subject to certain contractual limitations as to the Company's maximum obligation. Indemnifications related to representations and warranties made by the Company will expire by March 31, 2015, except for those pertaining to certain tax items. Management does not believe these indemnification provisions will have a material effect on results of operations, cash flows or financial position of the Company.

   Related to the disposal through reinsurance of substantially all of the Company's variable annuity business to Prudential in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including certain liabilities arising from the Company's provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material effect on results of operations, cash flows or financial position of the Company.

   In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

   The aggregate liability balance related to all guarantees was not material as of December 31, 2014.

Regulation and Compliance

   The Company is subject to extensive laws, regulations and regulatory actions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, impose fines and penalties for unintended errors or mistakes, and otherwise expand overall regulation of insurance products and the insurance industry. In addition, the Company is subject to laws and regulations administered and enforced by federal agencies and other organizations, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulation Authority, and the U.S. Department of Justice. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

   The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company's practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the consolidated financial statements of the Company.

13. Income Taxes

   ALIC and its subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.

   The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2011 and 2012 federal income tax returns. The IRS has completed its examination of the Allstate Group's 2009 and 2010 federal income tax returns and a final settlement related to the examination was approved by the IRS Appeals Division on September 19, 2014. The Allstate Group's tax years prior to 2009 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of the Allstate Group's tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

   The Company had no liability for unrecognized tax benefits as of December 31, 2014, 2013 or 2012, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

   The components of the deferred income tax assets and liabilities as of December 31 are as follows:

                                                                             2014     2013
($ in millions)                                                            -------  -------
Deferred assets
Difference in tax bases of investments                                     $    31  $    44
Deferred reinsurance gain                                                       20       23
Sale of subsidiary                                                              --      173
Other assets                                                                    15        6
                                                                           -------  -------
   Total deferred assets                                                        66      246
Deferred liabilities
Unrealized net capital gains                                                  (747)    (501)
DAC                                                                           (396)    (470)
Life and annuity reserves                                                     (255)    (273)
Other liabilities                                                              (75)     (94)
                                                                           -------  -------
   Total deferred liabilities                                               (1,473)  (1,338)
       Net deferred liability before classification as held for sale        (1,407)  (1,092)
       Deferred taxes classified as held for sale                               --     (151)
                                                                           -------  -------
       Net deferred liability                                              $(1,407) $  (941)
                                                                           =======  =======

   Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized.

   The components of income tax expense for the years ended December 31 are as follows:

                                             2014 2013  2012
                   ($ in millions)           ---- ----  ----
                   Current                   $101 $ 71  $(82)
                   Deferred                   132  (52)  261
                                             ---- ----  ----
                   Total income tax expense  $233 $ 19  $179
                                             ==== ====  ====

   The Company paid income taxes of $80 million in 2014 and received refunds of $11 million and $58 million in 2013 and 2012, respectively. The Company had current income tax receivable of $7 million as of December 31, 2014 and current income tax payable of $5 million as of December 31, 2013.

   A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                         2014    2013   2012
                                                         ----  ------   ----
  Statutory federal income tax rate - (benefit) expense  35.0%  (35.0)% 35.0%
  Tax credits                                            (1.9) (181.8)  (3.8)
  Dividends received deduction                           (0.9)  (46.1)  (1.4)
  Adjustments to prior year tax liabilities              (0.2)  (14.1)  (0.3)
  Sale of subsidiary                                     (1.8)  351.3     --
  State income taxes                                      0.1    15.3     --
  Non-deductible expenses                                 0.2     6.8    0.1
  Other                                                   0.2     0.1     --
                                                         ----  ------   ----
     Effective income tax rate - expense                 30.7%   96.5%  29.6%
                                                         ====  ======   ====

14. Capital Structure

Debt outstanding

   All of the Company's outstanding debt as of December 31, 2014 and 2013 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 5. The Company paid $16 million, $27 million and $48 million of interest on debt in 2014, 2013 and 2012, respectively.

15. Statutory Financial Information and Dividend Limitations

   ALIC and its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

   All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

   Statutory net income of ALIC and its insurance subsidiaries was $1.01 billion, $447 million and $382 million in 2014, 2013 and 2012, respectively. Statutory capital and surplus was $2.71 billion and $2.88 billion as of December 31, 2014 and 2013, respectively.

Dividend Limitations

   The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the Illinois Department of Insurance ("IL DOI") is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The Company did not pay dividends in 2014. Based on the formula and absent the limitation discussed as follows, the maximum amount of dividends ALIC would be able to pay without prior IL DOI approval at a given point in time during 2015 is $819 million. However, any dividend must be paid out of unassigned surplus excluding unrealized appreciation from investments, which for ALIC totaled $122 million as of December 31, 2014.

   Under state insurance laws, insurance companies are required to maintain paid up capital of not less than the minimum capital requirement applicable to the types of insurance they are authorized to write. Insurance companies are also subject to risk-based capital ("RBC") requirements adopted by state insurance regulators. A company's "authorized control level RBC" is calculated using various factors applied to certain financial balances and activity. Companies that do not maintain statutory capital and surplus at a level in excess of the company action level RBC, which is two times authorized control level RBC, are required to take specified actions. Company action level RBC is significantly in excess of the minimum capital requirements. Total statutory capital and surplus and authorized control level RBC of ALIC were $2.71 billion and $499 million, respectively, as of December 31, 2014. ALIC's insurance subsidiaries are included as a component of ALIC's total statutory capital and surplus.

Intercompany transactions

   Notification and approval of intercompany lending activities is also required by the IL DOI when ALIC does not have unassigned surplus and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

16. Benefit Plans

Pension and other postretirement plans

   Defined benefit pension plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The cost allocated to the Company for the pension plans was $7 million, $51 million and $36 million in 2014, 2013 and 2012, respectively.

   The Corporation has reserved the right to modify or terminate its benefit plans at any time and for any reason.

Allstate 401(k) Savings Plan

   Employees of AIC are eligible to become members of the Allstate
401(k) Savings Plan ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and certain performance measures. The cost allocated to the Company for the Allstate Plan was $7 million, $6 million and $6 million in 2014, 2013 and 2012, respectively.

17. Other Comprehensive Income

   The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                                                                    2014                 2013                  2012
                                                             ------------------  --------------------  --------------------
                                                             Pre-         After-   Pre-         After-  Pre-          After-
                                                             tax    Tax    tax     tax     Tax   tax    tax     Tax    tax
($ in millions)                                              ----  -----  ------ -------  ----  ------ ------  -----  ------
Unrealized net holding gains and losses arising during the
  period, net of related offsets                             $805  $(282)  $523  $(1,047) $367  $(680) $1,180  $(414)  $766

Less: reclassification adjustment of realized capital gains
  and losses                                                  104    (36)    68       42   (15)    27     (84)    29    (55)
                                                             ----  -----   ----  -------  ----  -----  ------  -----   ----
Unrealized net capital gains and losses                       701   (246)   455   (1,089)  382   (707)  1,264   (443)   821
Unrealized foreign currency translation adjustments            (6)     2     (4)       3    (1)     2      --     --     --
                                                             ----  -----   ----  -------  ----  -----  ------  -----   ----
Other comprehensive income (loss)                            $695  $(244)  $451  $(1,086) $381  $(705) $1,264  $(443)  $821
                                                             ====  =====   ====  =======  ====  =====  ======  =====   ====

18. Quarterly Results (unaudited)

                        First Quarter Second Quarter Third Quarter Fourth Quarter
                        ------------- -------------- -----------   --------------
                         2014   2013  2014    2013   2014   2013   2014    2013
     ($ in millions)    ------ ------ ----   ------  ----  ------  ----   ------
     Revenues           $1,049 $1,049 $851   $1,087  $823  $1,016  $937   $1,076
     Net income (loss)     127    109  132      150    84    (394)  183       97

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company
Northbrook, Illinois 60062

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2014 and 2013, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2014. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 4, 2015

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I - SUMMARY OF INVESTMENTS
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2014

                                                                                               Amount at
                                                                             Cost/            which shown
                                                                           amortized  Fair      in the
                                                                             cost     value  Balance Sheet
($ in millions)                                                            --------- ------- -------------
Type of investment
Fixed maturities:
   Bonds:
       United States government, government agencies and authorities        $   668  $   770    $   770
       States, municipalities and political subdivisions                      3,156    3,662      3,662
       Foreign governments                                                      654      735        735
       Public utilities                                                       3,736    4,235      4,235
       Convertibles and bonds with warrants attached                            178      156        156
       All other corporate bonds                                             15,551   16,594     16,594
   Asset-backed securities                                                      773      765        765
   Residential mortgage-backed securities                                       554      605        605
   Commercial mortgage-backed securities                                        538      579        579
   Redeemable preferred stocks                                                   14       16         16
                                                                            -------  -------    -------
       Total fixed maturities                                                25,822  $28,117     28,117
                                                                                     =======
Equity securities:
   Common stocks:
       Public utilities                                                          24  $    24         24
       Banks, trusts and insurance companies                                    177      177        177
       Industrial, miscellaneous and all other                                  701      743        743
   Nonredeemable preferred stocks                                                25       26         26
                                                                            -------  -------    -------
       Total equity securities                                                  927  $   970        970
                                                                                     =======
Mortgage loans on real estate                                                 3,686  $ 3,922      3,686
                                                                                     =======
Real estate (includes $5 acquired in satisfaction of debt)                       32                  32
Policy loans                                                                    616                 616
Derivative instruments                                                           87  $    90         90
                                                                            -------  =======    -------
Limited partnership interests                                                 2,024               2,024
Other long-term investments                                                   1,074               1,074
Short-term investments                                                          857  $   857        857
                                                                            -------  =======    -------
       Total investments                                                    $35,125             $37,466
                                                                            =======             =======

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE

                                                                                  Percentage
                                                 Ceded to      Assumed            of amount
                                      Gross       other       from other   Net     assumed
                                      amount  companies /(1)/ companies   amount    to net
($ in millions)                      -------- --------------  ---------- -------- ----------
Year ended December 31, 2014
Life insurance in force              $119,024    $ 97,574      $305,313  $326,763    93.4%
                                     ========    ========      ========  ========
Premiums and contract charges:
   Life insurance                    $  1,022    $    353      $    674  $  1,343    50.2%
   Accident and health insurance           62          39            70        93    75.3%
                                     --------    --------      --------  --------
Total premiums and contract charges  $  1,084    $    392      $    744  $  1,436    51.8%
                                     ========    ========      ========  ========
Year ended December 31, 2013
Life insurance in force              $512,105    $195,414      $ 28,060  $344,751     8.1%
                                     ========    ========      ========  ========
Premiums and contract charges:
   Life insurance                    $  1,969    $    532      $    125  $  1,562     8.0%
   Accident and health insurance          124          86            67       105    63.8%
                                     --------    --------      --------  --------
Total premiums and contract charges  $  2,093    $    618      $    192  $  1,667    11.5%
                                     ========    ========      ========  ========
Year ended December 31, 2012
Life insurance in force              $505,436    $208,967      $ 28,211  $324,680     8.7%
                                     ========    ========      ========  ========
Premiums and contract charges:
   Life insurance                    $  1,978    $    550      $     95  $  1,523     6.2%
   Accident and health insurance          143         104            60        99    60.6%
                                     --------    --------      --------  --------
Total premiums and contract charges  $  2,121    $    654      $    155  $  1,622     9.6%
                                     ========    ========      ========  ========

--------
/(1)/No reinsurance or coinsurance income was netted against premium ceded in 2014, 2013 or 2012.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
           SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

                                                                Additions
($ in millions)                                             ------------------
                                                   Balance  Charged                       Balance
                                                    as of   to costs                       as of
                                                  beginning   and      Other              end of
Description                                       of period expenses additions Deductions period
-----------                                       --------- -------- --------- ---------- -------
Year ended December 31, 2014
Allowance for estimated losses on mortgage loans     $21      $ (5)     $--       $ 8       $ 8
Year ended December 31, 2013
Allowance for estimated losses on mortgage loans     $42      $(11)     $--       $10       $21
Year ended December 31, 2012
Allowance for estimated losses on mortgage loans     $63      $ (5)     $--       $16       $42

PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) Financial Statements

The consolidated financial statements of Allstate Life Insurance Company ("Allstate Life" or "Depositor") and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the Sub-Accounts ("Separate Account") are filed herewith in Part B of this Registration Statement.

(b) Exhibits

1. Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account
I. (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999).

2. Not Applicable.

3(a) Underwriting Agreement between Allstate Life Insurance Company and Allstate Distributors, L.L.C. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 27, 2000.)

3(b) Form of Selling Agreement. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007.

4(a) Form of Individual Flexible Premium Deferred Variable Annuity. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(b) Form of Schedule - L Series. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(c) Form of Schedule - X Series. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(d) Form of Longevity Credit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(e) Form of Medically Related Surrender Provision Endorsement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(f) Form of Enhanced Dollar Cost Averaging Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(g) Form of Enhanced Dollar Cost Averaging Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(h) Form of Periodic Value Death Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(i) Form of Periodic Value Death Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(j) Form of Combination Roll-Up Value and Periodic Value Death Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File
No. 333-141909) dated April 5, 2007.

4(k) Form of Combination Roll-Up Value and Periodic Value Death Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(l) Form of Guaranteed Minimum Income Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(m) Form of Guaranteed Minimum Income Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(n) Form of TrueIncome Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(o) Form of TrueIncome Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(p) Form of TrueIncome - Spousal Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(q) Form of TrueIncome - Spousal Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(r) Form of TrueIncome - Highest Daily Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(s) Form of TrueIncome - Highest Daily Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(t) Form of Individual Retirement Annuity Endorsement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated
April 5, 2007.

4(u) Form of Roth Individual Retirement Annuity Endorsement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(v) Form of TrueIncome - Highest Daily Benefit Rider (enhanced). Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated September 28, 2007.

4(w) Form of TrueAccumulation - Highest Daily Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated February 12, 2008.

4(x) Form of TrueAccumulation - Highest Daily Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated February 12, 2008.

4(y) Form of TrueIncome - Highest Daily 7 Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated February 12, 2008.

4(z) Form of TrueIncome - Highest Daily 7 Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated February 12, 2008.

4(aa) TrueIncome - Highest Daily Schedule Supplement. Incorporated herein by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File Nos. 333-141909 and 811-09327) dated March 1, 2010.

4(ab) TrueIncome - Highest Daily 7 Schedule Supplement. Incorporated herein by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File Nos. 333-141909 and 811-09327) dated March 1, 2010.

4(ac) TrueAccumulation - Highest Daily Schedule Supplement. Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File Nos. 333-141909 and 811-09327) dated November 13, 2009.

4(ad) TrueAccumulation - Highest Daily Benefit Schedule Supplement (A-SCH-HDGROCAP(11/09)((8/10)). Incorporated herein by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File Nos. 333-141909 and 811-09327) dated August 3, 2010.

5. Form of Application for Allstate RetirementAccess Variable Annuity contract. Incorporated herein by reference to Form N-4 Registration Statement (File
No. 333-141909) dated April 5, 2007.

6(a) Articles of Incorporation of Allstate Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated April 20, 2001.)

6(b) Amended and Restated By-laws of Allstate Life Insurance Company. (Incorporated herein by reference to Depositor's Form 8-K (File No. 0-31248) dated March 20, 2007.)

7. Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007.

8(a) Participation Agreement among Allstate Life Insurance Company, Advanced Series Trust, AST Investment Services, Inc. and Prudential Investments LLC. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007.

8(b) Participation Agreement among Allstate Life Insurance Company, ProFunds, and ProFund Advisors LLC. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 25, 2008.

8(c) Participation Agreement between Allstate Life Insurance Company and Franklin Templeton Variable Insurance Products Trust. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 25, 2008.

9(a) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated February 12, 2008.

(b) Opinion and Consent of Susan L. Lees, Senior Vice President, General Counsel and Secretary of Allstate Life Insurance Company regarding the legality of the securities being registered. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated February 26, 2009.

10. Consent of independent registered public accounting firm. Filed herewith.

11. Not Applicable.

12. Not Applicable.

13. Powers of Attorney for Harry R. Miller, Don Civgin, Angela K. Fontana, Judith P. Greffin, Wilford J. Kavanaugh, Samuel J. Pilch, Steven E. Shebik, Thomas J. Wilson, Matthew E. Winter, James D. DeVries, James A. Haskins, Mario Imbarrato and Steven P. Sorenson. Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL BUSINESS ADDRESS POSITION AND OFFICES WITH DEPOSITOR
----------------------------------- ---------------------------------------
Matthew E. Winter                   Director, President and Chief Executive
                                    Officer
Don Civgin                          Director, Executive Vice President,
                                    Annuities
Judith P. Greffin                   Director, Executive Vice President and
                                    Chief Investment Officer
Angela K. Fontana                   Director, Vice President, General
                                    Counsel and Secretary
Samuel H. Pilch                     Director, Senior Group Vice President
                                    and Controller
James D. DeVries                    Director
Steven E. Shebik                    Director
Steven P. Sorenson                  Director
Thomas J. Wilson                    Director and Chairman of the Board
James A. Haskins                    Director
Wilford J. Kavanaugh                Director and Senior Vice President
Harry R. Miller                     Director, Senior Vice President and
                                    Chief Risk Officer
Mario Imbarrato                     Director, Vice President and Chief
                                    Financial Officer
P. Kelly Noll                       Senior Vice President and Chief Privacy
                                    Officer
D. Scott Harper                     Senior Vice President and Assistant
                                    Treasurer
Jesse E. Merten                     Senior Vice President and Treasurer
P. John Rugel                       Senior Vice President
Tracy M. Kirchoff                   Chief Compliance Officer
Errol Cramer                        Vice President and Appointed Actuary
Randal DeCoursey                    Vice President
Stephanie D. Neely                  Vice President and Assistant Treasurer
Atif J. Ijaz                        Vice President
Steven M. Miller                    Vice President
Lori A. Cruz                        Assistant Secretary
Daniel G. Gordon                    Assistant Secretary
Jay A. Kallas                       Assistant Secretary
Elizabeth J. Lapham                 Assistant Secretary
Mary Jo Quinn                       Assistant Secretary
Elliot A. Stultz                    Assistant Secretary
Lisette S. Willemsen                Assistant Secretary

The principal business address of the officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
REGISTRANT:

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 19, 2015 (File #001-11840).

ITEM 27. NUMBER OF CONTRACT OWNERS: As of January 31, 2015, there were 431 Qualified contract owners and 252 Non-Qualified contract owners.

ITEM 28. INDEMNIFICATION

The by-laws of Allstate Life provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, LLC ("Allstate Distributors") serves as principal underwriter to the following affiliated investment companies:

   Allstate Financial Advisors Separate Account I
   Allstate Life of New York Separate Account A

ITEM 29B. PRINCIPAL UNDERWRITERS

The directors and officers of Allstate Distributors, the principal underwriter, are as follows:

Name and Principal Business Address of
Each Such Person*                        Positions and Offices with Underwriter
--------------------------------------   --------------------------------------
Wilford J. Kavanaugh                     Manager, Chairman of the Board and
                                         President
Angela K. Fontana                        Manager and Assistant Secretary
Mario Imbarrato                          Manager
P. John Rugel                            Manager
P. Kelly Noll                            Senior Vice President and Chief
                                         Privacy Officer
Marian Goll                              Vice President and Treasurer
D. Scott Harper                          Senior Vice President and Assistant
                                         Treasurer
Stephanie D. Neely                       Senior Vice President and Assistant
                                         Treasurer
Allen R. Reed                            Vice President, General Counsel and
                                         Secretary
Mario Rizzo                              Senior Vice President and Assistant
                                         Treasurer

Dana Goldstein                           Chief Compliance Officer
Daniel G. Gordon                         Assistant Secretary
Lisette S. Willemsen                     Assistant Secretary

* The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062.

ITEM 29C. COMPENSATION OF PRINCIPAL UNDERWRITER

                                          (3)
         (1)               (2)      Net Underwriting
  Name of Principal   Discounts and Compensation on           (4)              (5)
     Underwriter       Commissions     Redemption    Brokerage Commissions Compensation
  -----------------   ------------- ---------------- --------------------- ------------
Allstate Distributors      N/A            N/A                 $0               N/A

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder are currently maintained by the Administrator, The Prudential Insurance Company of America, at its processing center in Fort Washington, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES

None.

ITEM 32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

ITEM 33. REPRESENTATIONS PURSUANT TO SECTION 403(b) of the INTERNAL REVENUE CODE

Allstate Life represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

ITEM 34. REPRESENTATIONS REGARDING CONTRACT EXPENSES

Allstate Life represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life under the Contracts.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement has duly caused the amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on this 14th day of April, 2015.

                                                   ALLSTATE FINANCIAL ADVISORS
                                                       SEPARATE ACCOUNT I
                                                          (REGISTRANT)

                                            By:      ALLSTATE LIFE INSURANCE
                                                             COMPANY

                                            By:       /s/ Angela K. Fontana
                                                 -------------------------------
                                                        Angela K. Fontana
                                                     Vice President, General
                                                      Counsel and Secretary

                                            By:  ALLSTATE LIFE INSURANCE COMPANY
                                                           (DEPOSITOR)

                                            By:       /s/ Angela K. Fontana
                                                 -------------------------------
                                                        Angela K. Fontana
                                                     Vice President, General
                                                      Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on 14th day of April, 2015.

      SIGNATURE                                             TITLE

*/s/ Matthew E. Winter
------------------------  Director, President and Chief Executive Officer (Principal Executive
Matthew E. Winter         Officer)

*Thomas J. Wilson
------------------------  Director and Chairman of the Board
Thomas J. Wilson

*Angela K. Fontana
------------------------  Director, Vice President, General Counsel and Secretary
Angela K. Fontana

*Judith P. Greffin
------------------------  Director, Executive Vice President and Chief Investment Officer
Judith P. Greffin

*Wilford J. Kavanaugh
------------------------  Director and Senior Vice President
Wilford J. Kavanaugh

*Mario Imbarrato
------------------------  Director, Vice President and Chief Financial Officer (Principal Financial
Mario Imbarrato           Officer)

*Harry R. Miller
------------------------  Director, Senior Vice President and Chief Risk Officer
Harry R. Miller

*Samuel H. Pilch
------------------------  Director, Senior Group Vice President and Controller (Principal Accounting
Samuel H. Pilch           Officer)

*Don Civgin
------------------------  Director, Executive Vice President, Annuities
Don Civgin

*Steven E. Shebik
------------------------  Director
Steven E. Shebik

Steven P. Sorenson
------------------------  Director
Steven P. Sorenson

*James A. Haskins
------------------------  Director
James A. Haskins

*James D. DeVries
------------------------  Director
James D. DeVries

*By: /s/ Angela K. Fontana, pursuant to Power of Attorney, filed herewith.

                                   EXHIBITS

(10) Consent of Independent Registered Public Accounting Firm

(13) Powers of Attorney for Harry R. Miller, Don Civgin, Angela K.Fontana, Judith P. Greffin, Wilford J. Kavanaugh, Samuel J. Pilch, Steven E. Shebik, Thomas J. Wilson, Matthew E. Winter, James D. DeVries, James A. Haskins, Mario Imbarrato and Steven P. Sorenson.